UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: July 31, 2022

Item 1.    Reports to Stockholders

This filing is on behalf of fifty-three of the sixty-one Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JULY 31, 2022

Shareholder Letter	1
Expense Example	3
SA AB Growth Portfolio (AllianceBernstein L.P.)	8
SA AB Small & Mid Cap Value Portfolio (AllianceBernstein L.P.)	11
SA BlackRock Multi-Factor 70/30 Portfolio (BlackRock Investment, LLC)	14
SA BlackRock VCP Global Multi Asset Portfolio (BlackRock Investment, LLC)	16
SA DFA Ultra Short Bond Portfolio (Dimensional Fund Advisers, L.P.)	31
SA Emerging Markets Equity Index Portfolio (SunAmerica Asset Management, LLC)	34
SA Federated Hermes Corporate Bond Portfolio (Federated Hermes Investment Management Company)	46
SA Fidelity Institutional AM® International Growth Portfolio (FIAM LLC)	59
SA Fidelity Institutional AM® Real Estate Portfolio (FIAM LLC)	62
SA Fixed Income Index Portfolio (SunAmerica Asset Management, LLC)	64
SA Fixed Income Intermediate Index Portfolio (SunAmerica Asset Management, LLC)	70
SA Franklin BW U.S. Large Cap Value Portfolio (Brandywine Global Investment Management, LLC)	75
SA Franklin Small Company Value Portfolio (Franklin Advisers, Inc)	80
SA Franklin Systematic U.S. Large Cap Core Portfolio (Franklin Advisers, Inc.)	83
SA Franklin Systematic U.S. Large Cap Value Portfolio (Franklin Advisers, Inc)	87
SA Franklin Tactical Opportunities Portfolio (Franklin Advisers, Inc)	91
SA Global Index Allocation 60/40 Portfolio (SunAmerica Asset Management, LLC)	105
SA Global Index Allocation 75/25 Portfolio (SunAmerica Asset Management, LLC)	107
SA Global Index Allocation 90/10 Portfolio (SunAmerica Asset Management, LLC)	109
SA Goldman Sachs Global Bond Portfolio (Goldman Sachs Asset Management International)	111
SA Goldman Sachs Multi-Asset Insights Portfolio (Goldman Sachs Asset Management, LP)	132
SA Index Allocation 60/40 Portfolio (SunAmerica Asset Management, LLC)	139
SA Index Allocation 80/20 Portfolio (SunAmerica Asset Management, LLC)	141
SA Index Allocation 90/10 Portfolio (SunAmerica Asset Management, LLC)	143
SA International Index Portfolio (SunAmerica Asset Management, LLC)	145
SA Invesco Growth Opportunities Portfolio (Invesco Advisers, Inc.)	155
SA Invesco Main Street Large Cap Portfolio (Invesco Advisors, Inc.)	159
SA Janus Focused Growth Portfolio (Janus Henderson Investors US LLC)	162
SA JPMorgan Diversified Balanced Portfolio (J.P. Morgan Investment Management Inc.)	164
SA JPMorgan Emerging Markets Portfolio (J.P. Morgan Investment Management Inc.)	193
SA JPMorgan Equity-Income Portfolio (J.P. Morgan Investment Management Inc.)	198
SA JPMorgan Global Equities Portfolio (J.P. Morgan Investment Management Inc.)	201
SA JPMorgan MFS Core Bond Portfolio (Massachusetts Financial Services Company and J.P. Morgan Investment Management Inc.)	205
SA JPMorgan Mid-Cap Growth Portfolio (J.P. Morgan Investment Management Inc.)	230
SA Large Cap Growth Index Portfolio (SunAmerica Asset Management, LLC)	233
SA Large Cap Index Portfolio (SunAmerica Asset Management, LLC)	238
SA Large Cap Value Index Portfolio (SunAmerica Asset Management, LLC)	246
SA MFS Blue Chip Growth Portfolio (Massachusetts Financial Services Company)	253
SA MFS Massachusetts Investors Trust Portfolio (Massachusetts Financial Services Company)	256
SA MFS Total Return Portfolio (Massachusetts Financial Services Company)	259
SA Mid Cap Index Portfolio (SunAmerica Asset Management, LLC)	270
SA Morgan Stanley International Equities Portfolio (Morgan Stanley Investment Management, Inc.)	277
SA PIMCO RAE International Value Portfolio (Pacific Investment Management Company, LLC)	280
SA PIMCO VCP Tactical Balanced Portfolio (Pacific Investment Management Company, LLC)	286
SA PineBridge High-Yield Bond Portfolio (PineBridge Investments, LLC)	301
SA Putnam International Growth and Income Portfolio (Putnam Investment Management, LLC)	309
SA Schroders VCP Global Allocation Portfolio (Schroders Investment Management North America, Inc.)	314
SA Small Cap Index Portfolio (SunAmerica Asset Management, LLC)	329
SA T. Rowe Price Asset Allocation Growth Portfolio (T. Rowe Price Associates, Inc.)	350
SA T. Rowe Price VCP Balanced Portfolio (T. Rowe Price Associates, Inc.)	374
SA VCP Dynamic Allocation Portfolio (SunAmerica Asset Management, LLC and AllianceBernstein L.P.)	398
SA VCP Dynamic Strategy Portfolio (SunAmerica Asset Management, LLC and AllianceBernstein L.P.)	402
SA VCP Index Allocation Portfolio (SunAmerica Asset Management, LLC and T. Rowe Price Associates, Inc.)	406
Statement of Assets and Liabilities	409
Statement of Operations	431
Statement of Changes in Net Assets	442
Notes to Financial Statements	460
Financial Highlights	519
Statement Regarding Liquidity Risk Management Program	553
Approval of Advisory Agreements	554
Supplements to the Prospectus	557

Dear SunAmerica Series Trust Investor:

We are pleased to present our semiannual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our affiliated life insurance companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2022. The report may also contain information on portfolios not currently available in your variable product.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1⁄2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

The portfolio operating expenses for a fund-of-funds are typically higher than those of a traditional portfolio because you pay the expenses of that portfolio and indirectly pay a proportionate share of the expenses of the underlying portfolios.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE July 31, 2022

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees, or service (12b-1) fees, and other expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at February 1, 2022 and held until July 31, 2022. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended July 31, 2022” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended July 31, 2022” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended July 31, 2022” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended July 31, 2022” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended July 31, 2022” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2022

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2022	Ending Account Value Using Actual Return at July 31, 2022	Expenses Paid During the Six Months Ended July 31, 2022*	Beginning Account Value at February 1, 2022	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2022	Expenses Paid During the Six Months Ended July 31, 2022*	Annualized Expense Ratio*
SA AB Growth
Class 1	$1,000.00	$884.17	$2.94	$1,000.00	$1,021.67	$3.16	0.63%
Class 2	$1,000.00	$883.43	$3.64	$1,000.00	$1,020.93	$3.91	0.78%
Class 3	$1,000.00	$882.89	$4.11	$1,000.00	$1,020.43	$4.41	0.88%
SA AB Small & Mid Cap Value #
Class 1	$1,000.00	$919.90	$4.33	$1,000.00	$1,020.28	$4.56	0.91%
Class 2	$1,000.00	$919.30	$5.04	$1,000.00	$1,019.54	$5.31	1.06%
Class 3	$1,000.00	$918.93	$5.52	$1,000.00	$1,019.04	$5.81	1.16%
SA BlackRock Muti-Factor 70/30 #
Class 1	$1,000.00	$914.11	$1.42	$1,000.00	$1,023.31	$1.51	0.30%
Class 3	$1,000.00	$913.39	$2.61	$1,000.00	$1,022.07	$2.76	0.55%
SA BlackRock VCP Global Multi Asset #
Class 1	$1,000.00	$911.85	$4.31	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$911.68	$5.50	$1,000.00	$1,019.04	$5.81	1.16%
SA DFA Ultra Short Bond
Class 1	$1,000.00	$989.41	$2.47	$1,000.00	$1,022.32	$2.51	0.50%
Class 2	$1,000.00	$989.27	$3.21	$1,000.00	$1,021.57	$3.26	0.65%
Class 3	$1,000.00	$988.18	$3.70	$1,000.00	$1,021.08	$3.76	0.75%
SA Emerging Markets Equity Index #
Class 1	$1,000.00	$829.80	$2.63	$1,000.00	$1,021.92	$2.91	0.58%
Class 3	$1,000.00	$828.76	$3.76	$1,000.00	$1,020.68	$4.16	0.83%
SA Federated Hermes Corporate Bond
Class 1	$1,000.00	$928.68	$2.63	$1,000.00	$1,022.07	$2.76	0.55%
Class 2	$1,000.00	$927.92	$3.35	$1,000.00	$1,021.32	$3.51	0.70%
Class 3	$1,000.00	$927.31	$3.82	$1,000.00	$1,020.83	$4.01	0.80%
SA Fidelity Institutional AM® International Growth#
Class 1	$1,000.00	$883.12	$4.11	$1,000.00	$1,020.43	$4.41	0.88%
Class 3	$1,000.00	$882.13	$5.27	$1,000.00	$1,019.19	$5.66	1.13%
SA Fidelity Institutional AM® Real Estate
Class 1	$1,000.00	$927.70	$3.92	$1,000.00	$1,020.73	$4.11	0.82%
Class 2	$1,000.00	$926.29	$4.63	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$926.27	$5.11	$1,000.00	$1,019.49	$5.36	1.07%
SA Fixed Income Index #
Class 1	$1,000.00	$941.34	$1.64	$1,000.00	$1,023.11	$1.71	0.34%
Class 3	$1,000.00	$940.06	$2.84	$1,000.00	$1,021.87	$2.96	0.59%
SA Fixed Income Intermediate Index #
Class 1	$1,000.00	$966.22	$1.66	$1,000.00	$1,023.11	$1.71	0.34%
Class 3	$1,000.00	$966.05	$2.88	$1,000.00	$1,021.87	$2.96	0.59%
SA Franklin BW U.S. Large Cap Value #
Class 1	$1,000.00	$950.63	$3.34	$1,000.00	$1,021.37	$3.46	0.69%
Class 2	$1,000.00	$949.81	$4.06	$1,000.00	$1,020.63	$4.21	0.84%
Class 3	$1,000.00	$949.43	$4.54	$1,000.00	$1,020.13	$4.71	0.94%
SA Franklin Small Company Value #
Class 1	$1,000.00	$930.22	$4.64	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$929.25	$5.84	$1,000.00	$1,018.74	$6.11	1.22%
SA Franklin Systematic U.S. Large Cap Core @
Class 1	$1,000.00	$978.76	$2.80	$1,000.00	$1,021.97	$2.86	0.57%
Class 3	$1,000.00	$977.23	$4.02	$1,000.00	$1,020.73	$4.11	0.82%
SA Franklin Systematic U.S. Large Cap Value
Class 1	$1,000.00	$955.11	$3.10	$1,000.00	$1,021.62	$3.21	0.64%
Class 2	$1,000.00	$954.99	$3.83	$1,000.00	$1,020.88	$3.96	0.79%
Class 3	$1,000.00	$954.39	$4.31	$1,000.00	$1,020.38	$4.46	0.89%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2022

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2022	Ending Account Value Using Actual Return at July 31, 2022	Expenses Paid During the Six Months Ended July 31, 2022*	Beginning Account Value at February 1, 2022	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2022	Expenses Paid During the Six Months Ended July 31, 2022*	Annualized Expense Ratio*
SA Franklin Tactical Opportunities #
Class 1	$1,000.00	$920.13	$3.86	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$919.18	$5.04	$1,000.00	$1,019.54	$5.31	1.06%
SA Global Index Allocation 60/40 #
Class 1	$1,000.00	$922.60	$0.86	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$920.88	$2.05	$1,000.00	$1,022.66	$2.16	0.43%
SA Global Index Allocation 75/25 #
Class 1	$1,000.00	$914.15	$0.85	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$913.02	$2.04	$1,000.00	$1,022.66	$2.16	0.43%
SA Global Index Allocation 90/10
Class 1	$1,000.00	$907.27	$0.61	$1,000.00	$1,024.15	$0.65	0.13%
Class 3	$1,000.00	$906.33	$1.80	$1,000.00	$1,022.91	$1.91	0.38%
SA Goldman Sachs Global Bond
Class 1	$1,000.00	$876.48	$3.68	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$876.15	$4.37	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$875.46	$4.84	$1,000.00	$1,019.64	$5.21	1.04%
SA Goldman Sachs Multi-Asset Insights #
Class 1	$1,000.00	$914.93	$3.85	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$913.79	$5.03	$1,000.00	$1,019.54	$5.31	1.06%
SA Index Allocation 60/40
Class 1	$1,000.00	$932.77	$0.67	$1,000.00	$1,024.10	$0.70	0.14%
Class 3	$1,000.00	$930.55	$1.87	$1,000.00	$1,022.86	$1.96	0.39%
SA Index Allocation 80/20
Class 1	$1,000.00	$925.66	$0.57	$1,000.00	$1,024.20	$0.60	0.12%
Class 3	$1,000.00	$924.12	$1.77	$1,000.00	$1,022.96	$1.86	0.37%
SA Index Allocation 90/10
Class 1	$1,000.00	$920.10	$0.52	$1,000.00	$1,024.25	$0.55	0.11%
Class 3	$1,000.00	$919.22	$1.71	$1,000.00	$1,023.01	$1.81	0.36%
SA International Index
Class 1	$1,000.00	$883.22	$2.24	$1,000.00	$1,022.41	$2.41	0.48%
Class 3	$1,000.00	$882.49	$3.41	$1,000.00	$1,021.17	$3.66	0.73%
SA Invesco Growth Opportunities
Class 1	$1,000.00	$825.95	$3.62	$1,000.00	$1,020.83	$4.01	0.80%
Class 2	$1,000.00	$825.22	$4.30	$1,000.00	$1,020.08	$4.76	0.95%
Class 3	$1,000.00	$824.07	$4.75	$1,000.00	$1,019.59	$5.26	1.05%
SA Invesco Main Street Large Cap #
Class 1	$1,000.00	$897.38	$3.39	$1,000.00	$1,021.22	$3.61	0.72%
Class 2	$1,000.00	$896.97	$4.09	$1,000.00	$1,020.48	$4.36	0.87%
Class 3	$1,000.00	$896.32	$4.56	$1,000.00	$1,019.98	$4.86	0.97%
SA Janus Focused Growth #
Class 1	$1,000.00	$812.15	$3.55	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$811.72	$4.22	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$811.15	$4.67	$1,000.00	$1,019.64	$5.21	1.04%
SA JPMorgan Diversified Balanced #
Class 1	$1,000.00	$905.72	$3.26	$1,000.00	$1,021.37	$3.46	0.69%
Class 2	$1,000.00	$904.94	$3.97	$1,000.00	$1,020.63	$4.21	0.84%
Class 3	$1,000.00	$903.88	$4.44	$1,000.00	$1,020.13	$4.71	0.94%
SA JPMorgan Emerging Markets #
Class 1	$1,000.00	$789.86	$5.01	$1,000.00	$1,019.19	$5.66	1.13%
Class 2	$1,000.00	$789.80	$5.68	$1,000.00	$1,018.45	$6.41	1.28%
Class 3	$1,000.00	$788.87	$6.12	$1,000.00	$1,017.95	$6.90	1.38%
SA JPMorgan Equity-Income
Class 1	$1,000.00	$963.86	$2.78	$1,000.00	$1,021.97	$2.86	0.57%
Class 2	$1,000.00	$963.31	$3.50	$1,000.00	$1,021.22	$3.61	0.72%
Class 3	$1,000.00	$962.56	$3.99	$1,000.00	$1,020.73	$4.11	0.82%
SA JPMorgan Global Equities
Class 1	$1,000.00	$914.75	$3.85	$1,000.00	$1,020.78	$4.06	0.81%
Class 2	$1,000.00	$914.09	$4.56	$1,000.00	$1,020.03	$4.81	0.96%
Class 3	$1,000.00	$913.77	$5.03	$1,000.00	$1,019.54	$5.31	1.06%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2022

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2022	Ending Account Value Using Actual Return at July 31, 2022	Expenses Paid During the Six Months Ended July 31, 2022*	Beginning Account Value at February 1, 2022	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2022	Expenses Paid During the Six Months Ended July 31, 2022*	Annualized Expense Ratio*
SA JPMorgan MFS Core Bond #
Class 1	$1,000.00	$936.40	$2.54	$1,000.00	$1,022.17	$2.66	0.53%
Class 2	$1,000.00	$935.09	$3.26	$1,000.00	$1,021.42	$3.41	0.68%
Class 3	$1,000.00	$934.59	$3.74	$1,000.00	$1,020.93	$3.91	0.78%
SA JPMorgan Mid-Cap Growth #
Class 1	$1,000.00	$892.75	$3.71	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$891.98	$4.41	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$891.83	$4.88	$1,000.00	$1,019.64	$5.21	1.04%
SA Large Cap Growth Index #
Class 1	$1,000.00	$890.15	$1.64	$1,000.00	$1,023.06	$1.76	0.35%
Class 3	$1,000.00	$889.25	$2.81	$1,000.00	$1,021.82	$3.01	0.60%
SA Large Cap Index #
Class 1	$1,000.00	$920.95	$1.24	$1,000.00	$1,023.51	$1.30	0.26%
Class 3	$1,000.00	$919.76	$2.43	$1,000.00	$1,022.27	$2.56	0.51%
SA Large Cap Value Index #
Class 1	$1,000.00	$952.50	$1.69	$1,000.00	$1,023.06	$1.76	0.35%
Class 3	$1,000.00	$951.24	$2.90	$1,000.00	$1,021.82	$3.01	0.60%
SA MFS Blue Chip Growth
Class 1	$1,000.00	$874.42	$3.21	$1,000.00	$1,021.37	$3.46	0.69%
Class 2	$1,000.00	$873.76	$3.90	$1,000.00	$1,020.63	$4.21	0.84%
Class 3	$1,000.00	$873.60	$4.37	$1,000.00	$1,020.13	$4.71	0.94%
SA MFS Massachusetts Investors Trust #
Class 1	$1,000.00	$930.55	$3.21	$1,000.00	$1,021.47	$3.36	0.67%
Class 2	$1,000.00	$929.59	$3.92	$1,000.00	$1,020.73	$4.11	0.82%
Class 3	$1,000.00	$929.07	$4.40	$1,000.00	$1,020.23	$4.61	0.92%
SA MFS Total Return
Class 1	$1,000.00	$935.05	$3.36	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$934.64	$4.08	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$933.84	$4.56	$1,000.00	$1,020.08	$4.76	0.95%
SA Mid Cap Index
Class 1	$1,000.00	$959.95	$1.75	$1,000.00	$1,023.01	$1.81	0.36%
Class 3	$1,000.00	$958.27	$2.96	$1,000.00	$1,021.77	$3.06	0.61%
SA Morgan Stanley International Equities #
Class 1	$1,000.00	$876.80	$3.96	$1,000.00	$1,020.58	$4.26	0.85%
Class 2	$1,000.00	$876.24	$4.65	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$875.00	$5.11	$1,000.00	$1,019.34	$5.51	1.10%
SA PIMCO RAE International Value
Class 1	$1,000.00	$895.71	$3.85	$1,000.00	$1,020.73	$4.11	0.82%
Class 2	$1,000.00	$895.10	$4.56	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$894.74	$5.03	$1,000.00	$1,019.49	$5.36	1.07%
SA PIMCO VCP Tactical Balanced
Class 1	$1,000.00	$923.75	$4.25	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$922.92	$5.44	$1,000.00	$1,019.14	$5.71	1.14%
SA PineBridge High-Yield Bond
Class 1	$1,000.00	$930.40	$3.35	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$930.40	$4.07	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$929.89	$4.55	$1,000.00	$1,020.08	$4.76	0.95%
SA Putnam International Growth and Income #
Class 1	$1,000.00	$868.28	$4.35	$1,000.00	$1,020.13	$4.71	0.94%
Class 2	$1,000.00	$867.36	$5.05	$1,000.00	$1,019.39	$5.46	1.09%
Class 3	$1,000.00	$867.01	$5.51	$1,000.00	$1,018.89	$5.96	1.19%
SA Schroders VCP Global Allocation #
Class 1	$1,000.00	$895.44	$4.23	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$893.60	$5.40	$1,000.00	$1,019.09	$5.76	1.15%
SA Small Cap Index #
Class 1	$1,000.00	$934.56	$2.16	$1,000.00	$1,022.56	$2.26	0.45%
Class 3	$1,000.00	$933.38	$3.36	$1,000.00	$1,021.32	$3.51	0.70%

6

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2022

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2022	Ending Account Value Using Actual Return at July 31, 2022	Expenses Paid During the Six Months Ended July 31, 2022*	Beginning Account Value at February 1, 2022	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2022	Expenses Paid During the Six Months Ended July 31, 2022*	Annualized Expense Ratio*
SA T. Rowe Price Asset Allocation Growth #
Class 1	$1,000.00	$908.78	$3.64	$1,000.00	$1,020.98	$3.86	0.77%
Class 3	$1,000.00	$907.31	$4.82	$1,000.00	$1,019.74	$5.11	1.02%
SA T. Rowe Price VCP Balanced
Class 1	$1,000.00	$898.59	$3.77	$1,000.00	$1,020.83	$4.01	0.80%
Class 3	$1,000.00	$898.37	$4.94	$1,000.00	$1,019.59	$5.26	1.05%
SA VCP Dynamic Allocation #
Class 1	$1,000.00	$917.29	$1.05	$1,000.00	$1,023.70	$1.10	0.22%
Class 3	$1,000.00	$916.48	$2.23	$1,000.00	$1,022.46	$2.36	0.47%
SA VCP Dynamic Strategy #
Class 1	$1,000.00	$926.11	$1.10	$1,000.00	$1,023.65	$1.15	0.23%
Class 3	$1,000.00	$925.34	$2.29	$1,000.00	$1,022.41	$2.41	0.48%
SA VCP Allocation Index
Class 1	$1,000.00	$918.96	$1.09	$1,000.00	$1,023.65	$1.15	0.23%
Class 3	$1,000.00	$918.26	$2.28	$1,000.00	$1,022.41	$2.41	0.48%

@	See Note 1 in Notes to Financial Statements
*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2022” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2022” and the “Annualized Expense Ratio” would have been lower.

7

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Software	19.7%
Internet	13.5
Semiconductors	9.8
Healthcare-Products	7.5
Retail	7.5
Diversified Financial Services	5.2
Healthcare-Services	4.9
Biotechnology	3.8
Pharmaceuticals	3.7
Computers	3.4
Beverages	3.1
Telecommunications	2.9
Apparel	2.4
Distribution/Wholesale	2.0
Electronics	1.9
Office/Business Equipment	1.3
Machinery-Diversified	1.2
Electrical Components & Equipment	0.8
Chemicals	0.7
Building Materials	0.5
Commercial Services	0.3
96.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.1%
Apparel — 2.4%
NIKE, Inc., Class B	358,799	$ 41,233,181
Beverages — 3.1%
Monster Beverage Corp.†	541,776	53,971,725
Biotechnology — 3.8%
Genmab A/S ADR†	24,058	856,946
Illumina, Inc.†	21,620	4,684,622
Vertex Pharmaceuticals, Inc.†	215,683	60,479,670
		66,021,238
Building Materials — 0.5%
Trex Co., Inc.†	133,309	8,601,097
Chemicals — 0.7%
Sherwin-Williams Co.	50,330	12,176,840
Commercial Services — 0.3%
PayPal Holdings, Inc.†	62,480	5,406,394
Computers — 3.4%
EPAM Systems, Inc.†	76,470	26,707,148
Fortinet, Inc.†	536,477	32,000,853
		58,708,001
Distribution/Wholesale — 2.0%
Copart, Inc.†	266,439	34,130,836
Diversified Financial Services — 5.2%
Visa, Inc., Class A	421,212	89,343,277
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	114,910	14,191,385
Electronics — 1.9%
Amphenol Corp., Class A	272,706	21,033,814
Mettler-Toledo International, Inc.†	8,550	11,540,191
		32,574,005
Healthcare-Products — 7.5%
ABIOMED, Inc.†	28,846	8,452,166
Align Technology, Inc.†	42,110	11,831,647
Edwards Lifesciences Corp.†	409,460	41,167,108
IDEXX Laboratories, Inc.†	68,957	27,526,255
Intuitive Surgical, Inc.†	181,850	41,856,415
		130,833,591
Healthcare-Services — 4.9%
UnitedHealth Group, Inc.	157,360	85,342,623
Internet — 13.5%
Alphabet, Inc., Class C†	1,183,000	137,985,120
Amazon.com, Inc.†	528,890	71,373,705
Etsy, Inc.†	141,004	14,624,935
Meta Platforms, Inc., Class A†	62,210	9,897,611
		233,881,371
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 1.2%
Cognex Corp.	120,665	$ 6,151,502
IDEX Corp.	68,401	14,278,709
		20,430,211
Office/Business Equipment — 1.3%
Zebra Technologies Corp., Class A†	64,312	23,003,759
Pharmaceuticals — 3.7%
Zoetis, Inc.	349,744	63,845,767
Retail — 7.5%
Burlington Stores, Inc.†	37,781	5,332,032
Chipotle Mexican Grill, Inc.†	11,422	17,866,521
Costco Wholesale Corp.	107,862	58,385,701
Home Depot, Inc.	161,180	48,505,509
		130,089,763
Semiconductors — 9.8%
Advanced Micro Devices, Inc.†	258,482	24,418,795
ASML Holding NV	22,140	12,718,102
Entegris, Inc.	201,201	22,111,990
NVIDIA Corp.	254,776	46,274,965
QUALCOMM, Inc.	450,475	65,345,903
		170,869,755
Software — 19.7%
Adobe, Inc.†	101,350	41,565,662
Atlassian Corp. PLC, Class A†	35,236	7,375,599
Autodesk, Inc.†	83,025	17,959,968
Manhattan Associates, Inc.†	54,040	7,601,807
Microsoft Corp.	585,550	164,387,307
PTC, Inc.†	138,492	17,087,143
Roper Technologies, Inc.	72,957	31,858,133
ServiceNow, Inc.†	21,850	9,759,521
Tyler Technologies, Inc.†	42,567	16,984,233
Veeva Systems, Inc., Class A†	125,717	28,107,807
		342,687,180
Telecommunications — 2.9%
Arista Networks, Inc.†	294,305	34,324,792
Motorola Solutions, Inc.	69,747	16,640,937
		50,965,729
TOTAL INVESTMENTS (cost $1,233,772,061)(1)	96.1%	1,668,307,728
Other assets less liabilities	3.9	67,036,696
NET ASSETS	100.0%	$1,735,344,424
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,668,307,728	$—	$—	$1,668,307,728
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO PROFILE — July 31, 2022 — (unaudited)

Industry Allocation*
Banks	13.5%
REITS	7.2
Transportation	5.2
Commercial Services	5.0
Healthcare-Services	4.7
Retail	4.3
Engineering & Construction	4.0
Insurance	4.0
Software	3.9
Apparel	3.3
Oil & Gas	3.1
Home Builders	3.0
Healthcare-Products	2.6
Iron/Steel	2.5
Machinery-Constr&Mining	2.5
Diversified Financial Services	2.4
Packaging&Containers	2.4
Food	2.3
Electronics	2.2
Computers	2.2
Auto Parts&Equipment	2.0
Chemicals	1.8
Semiconductors	1.8
Electric	1.7
Hand/Machine Tools	1.2
Aerospace/Defense	1.1
Gas	1.1
Electrical Components & Equipment	1.1
Building Materials	1.0
Mining	1.0
Internet	1.0
Home Furnishings	1.0
Metal Fabricate/Hardware	1.0
Lodging	0.8
Entertainment	0.7
Airlines	0.7
Machinery-Diversified	0.5
99.8%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Aerospace/Defense — 1.1%
Spirit AeroSystems Holdings, Inc., Class A	178,490	$ 5,858,042
Airlines — 0.7%
Alaska Air Group, Inc.†	2,427	107,589
SkyWest, Inc.†	154,166	3,723,109
		3,830,698
Apparel — 3.3%
Carter's, Inc.	80,300	6,542,844
Ralph Lauren Corp.	55,390	5,463,116
Tapestry, Inc.	171,480	5,766,872
		17,772,832
Auto Parts&Equipment — 2.0%
Dana, Inc.	277,741	4,654,939
Goodyear Tire & Rubber Co.†	502,520	6,170,946
		10,825,885
Banks — 13.5%
BankUnited, Inc.	167,126	6,492,845
Comerica, Inc.	103,550	8,053,084
First BanCorp/Puerto Rico	530,380	8,003,434
First Citizens BancShares, Inc., Class A	12,287	9,297,327
First Hawaiian, Inc.	258,620	6,592,224
Synovus Financial Corp.	170,041	6,866,256
Texas Capital Bancshares, Inc.†	115,066	6,745,169
Webster Financial Corp.	126,823	5,890,928
Wintrust Financial Corp.	86,860	7,473,434
Zions Bancorp NA	135,736	7,404,399
		72,819,100
Building Materials — 1.0%
Masonite International Corp.†	62,918	5,727,426
Chemicals — 1.8%
Huntsman Corp.	194,780	5,640,829
Innospec, Inc.	42,590	4,344,180
		9,985,009
Commercial Services — 5.0%
ADT, Inc.	648,330	4,732,809
Herc Holdings, Inc.	60,690	7,526,774
Korn Ferry	74,070	4,852,326
Robert Half International, Inc.	52,459	4,151,605
WillScot Mobile Mini Holdings Corp.†	147,260	5,685,708
		26,949,222
Computers — 2.2%
Genpact, Ltd.	82,716	3,976,985
Lumentum Holdings, Inc.†	86,820	7,853,737
		11,830,722
Diversified Financial Services — 2.4%
Moelis & Co., Class A	131,543	6,127,273
Stifel Financial Corp.	112,758	6,744,056
		12,871,329
Electric — 1.7%
IDACORP, Inc.	81,569	9,112,889
Electrical Components & Equipment — 1.1%
Belden, Inc.	88,906	5,753,996
Security Description	Shares or Principal Amount	Value

Electronics — 2.2%
Avnet, Inc.	139,600	$ 6,682,652
Sensata Technologies Holding PLC	122,070	5,428,453
		12,111,105
Engineering & Construction — 4.0%
AECOM	110,510	7,956,720
Arcosa, Inc.	126,220	6,507,903
Dycom Industries, Inc.†	68,780	7,095,345
		21,559,968
Entertainment — 0.7%
Light & Wonder, Inc.†	75,420	3,841,895
Food — 2.3%
Hain Celestial Group, Inc.†	251,459	5,720,692
Nomad Foods, Ltd.†	352,678	6,503,383
		12,224,075
Gas — 1.1%
Southwest Gas Holdings, Inc.	66,790	5,808,058
Hand/Machine Tools — 1.2%
Regal Rexnord Corp.	48,904	6,567,807
Healthcare-Products — 2.6%
Envista Holdings Corp.†	178,510	7,256,432
Integra LifeSciences Holdings Corp.†	122,560	6,745,702
		14,002,134
Healthcare-Services — 4.7%
Acadia Healthcare Co., Inc.†	117,110	9,709,590
Pediatrix Medical Group, Inc. †	316,770	7,178,008
Syneos Health, Inc.†	105,600	8,357,184
		25,244,782
Home Builders — 3.0%
KB Home	149,020	4,864,013
PulteGroup, Inc.	167,750	7,317,255
Taylor Morrison Home Corp.†	136,611	3,920,735
		16,102,003
Home Furnishings — 1.0%
MillerKnoll, Inc.	176,400	5,311,404
Insurance — 4.0%
American Financial Group, Inc.	42,578	5,691,827
Hanover Insurance Group, Inc.	44,180	6,029,244
Kemper Corp.	102,840	4,812,912
Selective Insurance Group, Inc.	63,160	4,917,638
		21,451,621
Internet — 1.0%
Criteo SA ADR†	211,749	5,378,425
Iron/Steel — 2.5%
ATI, Inc.†	230,360	5,733,660
Carpenter Technology Corp.	89,412	2,873,702
Reliance Steel & Aluminum Co.	26,170	4,978,843
		13,586,205
Lodging — 0.8%
Hilton Grand Vacations, Inc.†	110,380	4,500,193
Machinery-Constr&Mining — 2.5%
Oshkosh Corp.	60,590	5,216,799
Vertiv Holdings Co.	709,940	8,107,515
		13,324,314

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified — 0.5%
Cactus, Inc., Class A	67,160	$ 2,793,184
Metal Fabricate/Hardware — 1.0%
Timken Co.	80,720	5,277,474
Mining — 1.0%
Cameco Corp.	209,764	5,405,618
Oil & Gas — 3.1%
Helmerich & Payne, Inc.	131,220	6,075,486
HF Sinclair Corp.	131,154	6,271,784
Magnolia Oil & Gas Corp., Class A	187,510	4,524,617
		16,871,887
Packaging&Containers — 2.4%
Berry Global Group, Inc.†	162,580	9,372,737
Sealed Air Corp.	56,327	3,442,706
		12,815,443
REITS — 7.2%
Broadstone Net Lease, Inc.	257,150	5,829,590
Camden Property Trust	56,899	8,028,449
Cousins Properties, Inc.	160,750	4,959,138
CubeSmart	156,578	7,182,233
Physicians Realty Trust	499,550	8,877,003
STAG Industrial, Inc.	124,690	4,087,338
		38,963,751
Retail — 4.3%
Dine Brands Global, Inc.	79,827	5,692,463
Papa John's International, Inc.	61,657	5,912,290
Sally Beauty Holdings, Inc.†	356,000	4,549,680
Williams-Sonoma, Inc.	50,080	7,232,554
		23,386,987
Security Description	Shares or Principal Amount	Value

Semiconductors — 1.8%
Kulicke & Soffa Industries, Inc.	67,610	$ 3,253,393
ON Semiconductor Corp.†	95,200	6,357,456
		9,610,849
Software — 3.9%
ACI Worldwide, Inc.†	262,690	7,494,545
Change Healthcare, Inc.†	337,640	8,194,523
CommVault Systems, Inc.†	92,709	5,200,048
		20,889,116
Transportation — 5.2%
Kirby Corp.†	107,580	6,824,875
Knight-Swift Transportation Holdings, Inc.	154,456	8,487,357
Star Bulk Carriers Corp.	201,060	5,232,587
XPO Logistics, Inc.†	130,660	7,805,628
		28,350,447
TOTAL INVESTMENTS (cost $513,472,572)(1)	99.8%	538,715,895
Other assets less liabilities	0.2	1,339,155
NET ASSETS	100.0%	$540,055,050
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$538,715,895	$—	$—	$538,715,895
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Unaffiliated Investment Companies	99.8%
Short-Term Investments	0.8
100.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 99.8%
Exchange-Traded Funds — 99.8%
iShares Core U.S. Aggregate Bond ETF	7,433	$ 773,552
iShares MSCI EAFE Min Vol Factor ETF	56,667	3,721,889
iShares MSCI EAFE Small-Cap ETF	40,258	2,343,418
iShares MSCI International Momentum Factor ETF	77,035	2,377,300
iShares MSCI International Quality Factor ETF	177,872	5,857,325
iShares MSCI International Value Factor ETF	50,182	1,137,626
iShares MSCI USA Min Vol Factor ETF	115,753	8,543,729
iShares MSCI USA Momentum Factor ETF	35,108	5,035,189
iShares MSCI USA Quality Factor ETF	107,879	13,163,396
iShares MSCI USA Size Factor ETF	45,179	5,406,119
iShares MSCI USA Value Factor ETF	25,523	2,445,614
iShares U.S. Fixed Income Balanced Risk Factor ETF (1)	231,188	20,541,470
Total Long-Term Investment Securities (cost $76,532,420)		71,346,627
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class 1.67%(2) (cost $572,816)	572,816	$ 572,816
TOTAL INVESTMENTS (cost $77,105,236)(3)	100.6%	71,919,443
Other assets less liabilities	(0.6)	(441,270)
NET ASSETS	100.0%	$71,478,173
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The rate shown is the 7-day yield as of July 31, 2022.
(3)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Unaffiliated Investment Companies	$71,346,627	$—	$—	$71,346,627
Short-Term Investments	572,816	—	—	572,816
Total Investments at Value	$71,919,443	$—	$—	$71,919,443
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	44.1%
Short-Term Investments	8.4
Pharmaceuticals	4.1
Software	2.9
Banks	2.8
Internet	2.7
Computers	2.3
Semiconductors	2.3
Oil & Gas	1.7
Electric	1.6
Insurance	1.6
Auto Manufacturers	1.4
Commercial Services	1.4
Healthcare-Products	1.2
Retail	1.2
Telecommunications	1.2
REITS	1.1
Electronics	1.1
Cosmetics/Personal Care	1.1
Agriculture	1.0
Diversified Financial Services	0.9
Chemicals	0.9
Aerospace/Defense	0.9
Transportation	0.9
Beverages	0.8
Media	0.8
Biotechnology	0.8
Food	0.7
Machinery-Diversified	0.7
Apparel	0.7
Miscellaneous Manufacturing	0.7
Distribution/Wholesale	0.6
Mining	0.5
Healthcare-Services	0.5
Building Materials	0.5
Electrical Components & Equipment	0.4
Purchased Options	0.2
Hand/Machine Tools	0.2
Real Estate	0.1
Engineering & Construction	0.1
Home Builders	0.1
Oil & Gas Services	0.1
Auto Parts & Equipment	0.1
Machinery-Construction & Mining	0.1
Gas	0.1
Entertainment	0.1
Investment Companies	0.1
Home Furnishings	0.1
Office/Business Equipment	0.1
Private Equity	0.1
Environmental Control	0.1
98.2%
Country Allocation*
United States	77.6%
Japan	4.3
United Kingdom	2.7
France	2.1
Switzerland	2.1
Germany	1.8
Australia	1.5
Netherlands	1.0
Ireland	0.7
Hong Kong	0.6

Denmark	0.6%
Sweden	0.5
Italy	0.4
Finland	0.4
Spain	0.3
Israel	0.3
Jersey	0.3
Norway	0.2
Purchased Options	0.2
Belgium	0.2
Singapore	0.1
Curacao	0.1
Portugal	0.1
Austria	0.1
98.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 45.5%
Australia — 1.5%
Adbri, Ltd.	10,558	$ 18,715
AGL Energy, Ltd.	25,244	148,316
Alumina, Ltd.	31,851	34,437
APA Group	1,539	12,561
Aristocrat Leisure, Ltd.	14,121	350,272
ASX, Ltd.	338	20,950
Atlas Arteria, Ltd.	2,608	14,180
Aurizon Holdings, Ltd.	9,279	26,145
Australia & New Zealand Banking Group, Ltd.	16,775	269,625
BHP Group, Ltd. (ASX)	88,860	2,444,003
BHP Group, Ltd. (LSE)	1,935	53,262
Brambles, Ltd.	1,115	8,954
Challenger, Ltd.	4,069	19,970
Charter Hall Group	1,864	16,687
Coles Group, Ltd.	1,877	24,673
Commonwealth Bank of Australia	16,049	1,135,185
Computershare, Ltd.	2,864	50,279
CSL, Ltd.	5,226	1,061,326
CSR, Ltd.	2,567	8,195
Deterra Royalties, Ltd.	3,363	10,183
Evolution Mining, Ltd.	28,529	53,173
Flight Centre Travel Group, Ltd.†	3,560	43,081
Goodman Group	6,706	97,441
GPT Group	2	6
Harvey Norman Holdings, Ltd.	5,829	16,868
Iluka Resources, Ltd.	1,621	10,903
Incitec Pivot, Ltd.	6,495	16,439
Ioof Holdings, Ltd.	3,653	7,905
JB Hi-Fi, Ltd.	686	20,317
Macquarie Group, Ltd.	5,617	712,067
Medibank Private, Ltd.	126,386	301,801
Metcash, Ltd.	5,597	16,242
Mirvac Group	4,543	6,841
National Australia Bank, Ltd.	7,354	157,556
Newcrest Mining, Ltd.	12,741	173,360
Northern Star Resources, Ltd.	22,689	125,979
Origin Energy, Ltd.	30,946	128,398
Perpetual, Ltd.	649	13,787
Pro Medicus, Ltd.	352	12,241
QBE Insurance Group, Ltd.	10,099	81,754
REA Group, Ltd.	6,196	544,535
Reliance Worldwide Corp, Ltd.	11,938	37,030
Rio Tinto, Ltd.	2,563	175,658
Santos, Ltd.	7,016	36,120
Scentre Group	4,787	9,739
Shopping Centres Australasia Property Group	4,472	9,248
Sonic Healthcare, Ltd.	607	14,562
South32, Ltd.	173,594	463,533
Stockland†	42,391	114,207
Telstra Corp., Ltd.	163,014	444,002
Transurban Group	3,375	34,308
Wesfarmers, Ltd.	9,747	317,950
Westpac Banking Corp.	36,496	549,458
WiseTech Global, Ltd.	295	10,466
Woodside Energy Group, Ltd. †	349	7,905
Woodside Energy Group, Ltd. (ASX)	24,362	548,077
Woolworths Group, Ltd.	659	17,304
		11,058,179
Security Description	Shares or Principal Amount	Value

Austria — 0.1%
ams-OSRAM AG†	3,755	$ 31,059
ANDRITZ AG	5,737	268,582
BAWAG Group AG*	911	42,171
Erste Group Bank AG	1,879	47,580
OMV AG	1,171	49,688
Raiffeisen Bank International AG	1,734	20,909
Verbund AG	533	58,545
		518,534
Belgium — 0.2%
Ackermans & van Haaren NV	167	24,569
Ageas SA/NV	992	43,241
Anheuser-Busch InBev SA NV	5,934	317,875
Elia Group SA	436	66,224
Groupe Bruxelles Lambert SA	4,319	381,844
KBC Group NV	2,780	145,833
Proximus SADP	2,327	32,238
Solvay SA	2,626	230,452
UCB SA	183	14,315
Umicore SA	938	33,972
Warehouses De Pauw CVA	595	20,204
		1,310,767
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	3,000	18,821
Golden Ocean Group, Ltd.	892	9,761
Jardine Matheson Holdings, Ltd.	500	26,446
Kerry Properties, Ltd.	8,500	20,454
Norwegian Cruise Line Holdings, Ltd.†	689	8,371
NWS Holdings, Ltd.	13,608	13,503
VTech Holdings, Ltd.	2,200	15,032
		112,388
British Virgin Islands — 0.0%
Nomad Foods, Ltd.†	1,374	25,337
Sierra Rutile Holdings, Ltd.†	1,621	362
		25,699
Canada — 0.0%
Canada Goose Holdings, Inc.†	9,842	192,706
Waste Connections, Inc.	95	12,670
		205,376
Cayman Islands — 0.0%
ASM Pacific Technology, Ltd.	900	7,188
CK Asset Holdings, Ltd.	3,000	21,239
CK Hutchison Holdings, Ltd.	7,500	49,833
ESR Cayman, Ltd.*†	5,800	15,068
Sea, Ltd. ADR†	382	29,154
Wharf Real Estate Investment Co., Ltd.	3,000	13,340
Xinyi Glass Holdings, Ltd.	4,000	7,907
		143,729
Curacao — 0.1%
Schlumberger NV	21,400	792,442
Denmark — 0.6%
AP Moller - Maersk A/S, Series A	105	280,564
AP Moller - Maersk A/S, Series B	142	387,581
Carlsberg A/S, Class B	1,018	131,837
Chr. Hansen Holding A/S	200	13,081
Coloplast A/S, Class B	1,888	220,517
Danske Bank A/S	3,117	43,505
DSV A/S	398	66,898

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Genmab A/S†	1,073	$ 382,061
H Lundbeck A/S	7,372	36,541
Jyske Bank A/S†	190	9,915
Novo Nordisk A/S, Class B	21,127	2,484,702
Novozymes A/S, Class B	592	37,790
Orsted A/S*	359	41,757
ROCKWOOL International A/S, Class B	114	28,211
Tryg A/S	683	15,546
Vestas Wind Systems A/S	2,061	53,921
		4,234,427
Finland — 0.4%
Fortum Oyj	1,551	17,298
Kesko Oyj, Class B	1,097	27,153
Kone Oyj, Class B	13,528	617,103
Neste Oyj	867	44,515
Nokia Oyj†	175,217	917,293
Nordea Bank Abp	90,115	888,086
Orion Oyj, Class B	491	23,419
Outokumpu Oyj	7,508	32,959
Sampo Oyj, Class A	498	21,493
Valmet Oyj	914	25,400
Wartsila Oyj Abp	2,860	25,081
		2,639,800
France — 2.1%
Aeroports de Paris†	89	12,284
Air Liquide SA	1,733	238,844
Alstom SA	585	13,939
Amundi SA*	4,101	222,342
Arkema SA	260	24,726
Atos SE†	741	9,192
AXA SA	40,645	938,311
BNP Paribas SA	1,475	69,915
Bollore SE	4,478	22,580
Bouygues SA	3,716	112,228
Bureau Veritas SA	955	26,343
Capgemini SE	586	111,827
Carrefour SA	9,190	156,753
Cie de Saint-Gobain	453	21,131
Cie Generale des Etablissements Michelin SCA	1,296	36,234
Covivio	76	4,823
Credit Agricole SA	2,907	26,739
Danone SA	398	21,945
Dassault Aviation SA	107	15,301
Dassault Systemes SE	1,135	48,659
Edenred	420	21,587
Eiffage SA	1,399	131,280
Electricite de France SA	19,546	237,333
Engie SA	92,387	1,144,205
Eramet SA	134	14,195
EssilorLuxottica SA	385	60,402
Faurecia SE†	616	11,176
Gecina SA	302	31,078
Hermes International	1,093	1,496,420
JCDecaux SA†	1,445	23,320
Kering SA	1,709	980,571
Legrand SA	6,841	561,819
L'Oreal SA	7,307	2,759,999
Security Description	Shares or Principal Amount	Value

France (continued)
LVMH Moet Hennessy Louis Vuitton SE	2,559	$ 1,780,058
Pernod Ricard SA	5,048	993,499
Publicis Groupe SA	1,059	56,593
Remy Cointreau SA	289	57,266
Rexel SA	18,846	334,874
Rubis SCA	8,566	209,621
Safran SA	1,013	111,622
Sanofi	2,631	261,792
Sartorius Stedim Biotech	410	164,508
Schneider Electric SE	2,454	340,378
Societe Generale SA	19,236	431,365
Sodexo SA	806	65,450
SPIE SA	3	72
Teleperformance	780	261,066
Thales SA	374	46,497
TotalEnergies SE	3,899	198,890
Valeo	8,486	182,092
Veolia Environnement SA	1,153	28,918
Vinci SA	3,646	349,905
Vivendi SE	2,099	19,920
Wendel SE	180	16,542
		15,518,429
Germany — 1.8%
adidas AG	121	20,766
Aixtron SE	477	12,235
Allianz SE	10,769	1,952,962
BASF SE	11,805	523,845
Bayer AG	14,549	847,869
Bayerische Motoren Werke AG	16,954	1,378,418
Bayerische Motoren Werke AG (Preference Shares)	206	15,565
Bechtle AG	256	11,770
Beiersdorf AG	73	7,505
Brenntag SE	466	32,583
Carl Zeiss Meditec AG	56	8,141
Commerzbank AG†	20,780	141,835
Covestro AG*	1,178	40,019
Daimler Truck Holding AG†	633	17,208
Deutsche Bank AG	30,734	267,772
Deutsche Boerse AG	913	159,146
Deutsche Pfandbriefbank AG*	6	55
Deutsche Post AG	963	38,325
Deutsche Telekom AG	2,992	56,600
DWS Group GmbH & Co. KGaA*	455	13,231
E.ON SE	32,191	288,538
Evonik Industries AG	22,304	474,957
Fielmann AG	325	13,114
Freenet AG	11,133	261,622
Fresenius Medical Care AG & Co. KGaA	283	10,457
Fresenius SE & Co. KGaA	1,667	42,575
Fuchs Petrolub SE (Preference Shares)	1,792	53,606
GEA Group AG	250	9,293
HeidelbergCement AG	1,504	76,089
HelloFresh SE†	203	5,568
Henkel AG & Co. KGaA	161	10,113
Henkel AG & Co. KGaA (Preference Shares)	1,605	102,262
HOCHTIEF AG	411	21,991
HUGO BOSS AG	1,510	88,795
Infineon Technologies AG	8,258	224,285

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Jenoptik AG	2	$ 48
K+S AG	1,513	31,877
KION Group AG	259	11,743
Knorr-Bremse AG	172	10,224
LEG Immobilien SE	556	50,359
Mercedes-Benz Group AG	16,819	984,040
Merck KGaA	1,141	216,715
MTU Aero Engines AG	104	20,007
Muenchener Rueckversicherungs-Gesellschaft AG	191	43,192
Nemetschek SE	162	10,763
Porsche Automobil Holding SE (Preference Shares)	181	13,027
Rheinmetall AG	951	174,100
RWE AG	1,222	50,394
SAP SE	13,573	1,258,047
Sartorius AG (Preference Shares)	841	374,291
Scout24 SE*	1,941	110,557
Siemens AG	14,645	1,626,052
Siemens Energy AG	663	10,979
Siemens Healthineers AG*	527	26,965
Symrise AG	419	48,644
Telefonica Deutschland Holding AG	55,042	146,211
TUI AG†	3,146	5,088
Volkswagen AG	77	15,129
Volkswagen AG (Preference Shares)	3,870	543,392
Vonovia SE	1,629	54,073
Wacker Chemie AG	264	39,609
Zalando SE*†	516	14,412
		13,119,053
Hong Kong — 0.6%
AIA Group, Ltd.	224,419	2,265,018
BOC Hong Kong Holdings, Ltd.	220,500	797,976
Cathay Pacific Airways, Ltd.†	13,000	13,477
CLP Holdings, Ltd.	5,500	46,623
Galaxy Entertainment Group, Ltd.	4,000	23,838
Hang Lung Properties, Ltd.	3,000	5,463
Hang Seng Bank, Ltd.	2,500	40,336
Henderson Land Development Co., Ltd.	5,000	17,419
Hong Kong & China Gas Co., Ltd.	24,107	25,461
Hong Kong Exchanges & Clearing, Ltd.	1,504	69,078
Hysan Development Co., Ltd.	5,000	15,325
Link REIT	57,100	478,624
MTR Corp., Ltd.	4,000	21,148
New World Development Co., Ltd.	6,000	20,073
Power Assets Holdings, Ltd.	3,500	22,904
Sino Land Co., Ltd.	6,000	8,931
Sun Hung Kai Properties, Ltd.	5,000	59,871
Swire Pacific, Ltd., Class A	17,319	98,819
Swire Properties, Ltd.	79,400	189,345
Techtronic Industries Co., Ltd.	19,500	217,603
		4,437,332
Ireland — 0.7%
Accenture PLC, Class A	2,559	783,719
AIB Group PLC	17,301	39,401
Alkermes PLC†	1,910	48,896
Allegion PLC	481	50,842
Aon PLC, Class A	336	97,789
CRH PLC	2,012	77,082
Security Description	Shares or Principal Amount	Value

Ireland (continued)
DCC PLC	400	$ 26,126
Eaton Corp. PLC	767	113,815
Flutter Entertainment PLC†	277	27,771
Horizon Therapeutics PLC†	470	38,996
James Hardie Industries PLC CDI	15,022	371,519
Jazz Pharmaceuticals PLC†	301	46,974
Johnson Controls International PLC	2,813	151,649
Kerry Group PLC, Class A	1,165	123,187
Kingspan Group PLC	3,183	206,542
Linde PLC	2,728	823,856
Medtronic PLC	16,422	1,519,363
Seagate Technology Holdings PLC	448	35,831
Trane Technologies PLC	1,081	158,896
Willis Towers Watson PLC	186	38,491
		4,780,745
Isle of Man — 0.0%
Entain PLC†	913	13,424
Israel — 0.3%
Bank Hapoalim BM	42,936	402,745
Bank Leumi Le-Israel BM	1,864	18,223
Bezeq The Israeli Telecommunication Corp., Ltd.	7,211	12,312
Check Point Software Technologies, Ltd.†	3,806	474,227
Israel Discount Bank, Ltd., Class A	31,406	179,227
NICE, Ltd.†	794	166,042
Teva Pharmaceutical Industries, Ltd.†	8,689	81,979
Teva Pharmaceutical Industries, Ltd. ADR†	61,299	574,984
		1,909,739
Italy — 0.4%
A2A SpA	8,510	10,994
Assicurazioni Generali SpA	2,935	44,003
Atlantia SpA	1,043	24,078
Banca Generali SpA	223	6,507
Banca Mediolanum SpA	5,372	35,705
Banco BPM SpA	16,533	43,024
BPER Banca	64,013	89,355
Enel SpA	160,883	812,935
Eni SpA	8,248	99,199
FinecoBank Banca Fineco SpA	783	9,778
Intesa Sanpaolo SpA	325,138	580,261
Italgas SpA	3,582	20,530
Leonardo SpA	14,580	136,772
Mediobanca Banca di Credito Finanziario SpA	21,540	184,709
Moncler SpA	1,564	78,494
Nexi SpA*†	935	8,531
Reply SpA	53	6,989
Snam SpA	15,076	75,724
Telecom Italia SpA†	86,076	19,163
Terna - Rete Elettrica Nazionale SpA	2,556	19,600
UniCredit SpA	32,708	323,878
Unipol Gruppo SpA	8,784	36,914
UnipolSai Assicurazioni SpA	5,174	11,727
		2,678,870
Japan — 4.3%
Advantest Corp.	4,900	290,079
Aeon Co., Ltd.	400	8,074

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aeon Mall Co., Ltd.	800	$ 10,206
Ajinomoto Co., Inc.	6,200	163,111
Alps Alpine Co., Ltd.	17,600	183,137
Amada Co., Ltd.	28,100	226,502
Anritsu Corp.	4,700	57,424
Asahi Group Holdings, Ltd.	400	13,875
Asahi Kasei Corp.	41,000	329,797
Astellas Pharma, Inc.	22,900	359,122
Azbil Corp.	900	27,072
Bridgestone Corp.	11,400	446,513
Calbee, Inc.	2,900	62,166
Canon, Inc.	13,400	317,057
Casio Computer Co., Ltd.	1,100	10,746
Central Japan Railway Co.	300	35,194
Chugai Pharmaceutical Co., Ltd.	18,935	533,006
Chugoku Electric Power Co., Inc.	1,800	11,757
COMSYS Holdings Corp.	600	12,095
CyberAgent, Inc.	700	6,993
Dai Nippon Printing Co., Ltd.	700	15,470
Daifuku Co., Ltd.	1,900	121,599
Daiichi Sankyo Co., Ltd.	13,800	365,513
Daikin Industries, Ltd.	3,300	580,429
Daito Trust Construction Co., Ltd.	100	9,478
Daiwa House Industry Co., Ltd.	3,300	81,995
Daiwa House REIT Investment Corp.	10	24,084
Daiwa Securities Group, Inc.	1,600	7,380
Denso Corp.	1,000	54,777
Dentsu Group, Inc.	200	6,995
Disco Corp.	600	145,864
DMG Mori Seiki Co., Ltd.	1,100	14,747
East Japan Railway Co.	500	26,145
Ebara Corp.	600	23,572
Eisai Co., Ltd.	4,792	219,529
ENEOS Holdings, Inc.	3,700	14,288
EXEO Group, Inc.	800	13,455
FANUC Corp.	300	51,832
Fast Retailing Co., Ltd.	300	181,971
Fuji Electric Co., Ltd.	300	13,560
FUJIFILM Holdings Corp.	1,800	102,807
Fujitsu, Ltd.	692	96,871
GLP J-REIT	11	14,464
GMO Payment Gateway, Inc.	200	16,597
Hakuhodo DY Holdings, Inc.	400	4,117
Hankyu Hanshin Holdings, Inc.	400	11,594
Harmonic Drive Systems, Inc.	1,700	64,729
Hino Motors, Ltd.	2,100	10,891
Hirose Electric Co., Ltd.	100	14,380
Hitachi, Ltd.	3,800	192,826
Honda Motor Co., Ltd.	30,935	792,249
Hoshizaki Corp.	500	14,955
Hoya Corp.	7,800	783,480
Hulic Co., Ltd.	1,000	8,023
Inpex Corp.	16,400	187,836
Isetan Mitsukoshi Holdings, Ltd.	1,300	10,397
ITOCHU Corp.	21,500	627,543
Itochu Techno-Solutions Corp.	800	21,450
J Front Retailing Co, Ltd.	1,800	15,132
Japan Exchange Group, Inc.	1,000	15,913
Japan Metropolitan Fund Investment Corp.	10	8,141
Japan Post Holdings Co., Ltd.	1,700	12,214
Security Description	Shares or Principal Amount	Value

Japan (continued)
Japan Real Estate Investment Corp.	5	$ 24,111
Japan Tobacco, Inc.	103,500	1,855,808
JGC Holdings Corp.	1,900	23,398
Kajima Corp.	1,200	13,705
Kamigumi Co., Ltd.	600	12,218
Kandenko Co., Ltd.	1,100	6,830
Kao Corp.	22,600	985,335
KDDI Corp.	15,516	500,073
Keyence Corp.	2,300	912,744
Kirin Holdings Co., Ltd.	400	6,564
Konami Holdings Corp.	100	5,907
Konica Minolta, Inc.	13,900	49,222
Kuraray Co., Ltd.	1,700	13,626
Kyocera Corp.	1,600	88,974
Kyowa Kirin Co., Ltd.	500	11,795
Kyushu Electric Power Co., Inc.	3,900	25,481
Lawson, Inc.	3,900	137,724
Lintec Corp.	700	12,296
Lion Corp.	1,000	11,530
LIXIL Corp.	900	18,632
M3, Inc.	500	17,504
McDonald's Holdings Co. Japan, Ltd.	400	15,006
Medipal Holdings Corp.	800	12,055
MEIJI Holdings Co., Ltd.	200	10,433
MISUMI Group, Inc.	500	12,484
Mitsubishi Corp.	17,600	524,058
Mitsubishi Electric Corp.	8,300	88,062
Mitsubishi Estate Co., Ltd.	6,200	92,324
Mitsubishi Materials Corp.	1,600	24,240
Mitsubishi Motors Corp.†	17,300	60,123
Mitsubishi UFJ Financial Group, Inc.	14,700	82,858
Mitsui & Co., Ltd.	32,300	709,694
Mitsui Fudosan Co., Ltd.	12,700	284,157
Mitsui Mining & Smelting Co., Ltd.	3,600	85,777
Mizuho Financial Group, Inc.	3,170	37,713
MonotaRO Co., Ltd.	700	12,528
Murata Manufacturing Co., Ltd.	7,400	433,126
NEC Corp.	1,700	62,819
Nexon Co., Ltd.	1,100	24,999
NGK Spark Plug Co., Ltd.	6,900	135,188
Nidec Corp.	1,400	97,398
Nihon Kohden Corp.	400	8,951
Nihon M&A Center Holdings, Inc.	1,200	16,030
Nikon Corp.	23,200	266,415
Nintendo Co., Ltd.	581	261,242
Nippon Building Fund, Inc.	5	26,513
Nippon Prologis REIT, Inc.	4	10,396
Nippon Steel Corp.	1,700	25,273
Nippon Telegraph & Telephone Corp.	38,100	1,088,539
Nippon Yusen KK	100	7,863
Nissan Motor Co., Ltd.	12,900	49,013
Nissin Foods Holdings Co., Ltd.	500	36,186
Nitori Holdings Co., Ltd.	100	10,555
Nitto Denko Corp.	3,686	237,330
Nomura Holdings, Inc.	6,000	22,953
Nomura Real Estate Master Fund, Inc.	11	13,772
Nomura Research Institute, Ltd.	9,100	274,081
NSK, Ltd.	2,200	12,343
NTT Data Corp.	1,600	24,223
Obayashi Corp.	2,400	17,651
OBIC Co., Ltd.	300	47,863
Olympus Corp.	26,100	553,139

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Omron Corp.	9,800	$ 548,582
Ono Pharmaceutical Co., Ltd.	700	19,649
Oracle Corp. Japan	200	12,464
Oriental Land Co., Ltd.	300	45,355
ORIX Corp.	1,400	24,825
Orix JREIT, Inc.	9	12,912
Otsuka Corp.	800	24,985
Otsuka Holdings Co., Ltd.	3,200	114,289
Pigeon Corp.	800	11,716
Pola Orbis Holdings, Inc.	44	540
Recruit Holdings Co., Ltd.	28,500	1,070,436
Renesas Electronics Corp.†	2,700	26,012
Ricoh Co., Ltd.	9,100	73,139
Rohm Co., Ltd.	800	59,388
Sankyo Co., Ltd.	600	18,867
Santen Pharmaceutical Co., Ltd.	3,600	29,046
SBI Holdings, Inc.	4,600	93,264
SCSK Corp.	2,100	36,978
Secom Co., Ltd.	800	53,574
Sega Sammy Holdings, Inc.	800	13,740
Sekisui House, Ltd.	9,100	161,552
Seven & i Holdings Co., Ltd.	1,400	57,193
Shimadzu Corp.	1,700	60,224
Shimamura Co., Ltd.	100	9,585
Shimizu Corp.	4,200	23,846
Shin-Etsu Chemical Co., Ltd.	4,000	512,977
Shionogi & Co., Ltd.	640	32,811
SMC Corp.	800	395,921
SoftBank Corp.	26,400	305,398
SoftBank Group Corp.	11,856	504,326
Sohgo Security Services Co., Ltd.	400	11,212
Sony Group Corp.	5,200	445,119
Square Enix Holdings Co., Ltd.	100	4,636
Subaru Corp.	29,800	521,556
Sumitomo Chemical Co., Ltd.	305,500	1,202,647
Sumitomo Corp.	40,900	574,195
Sumitomo Mitsui Financial Group, Inc.	24,700	774,102
Sumitomo Realty & Development Co., Ltd.	900	24,867
Sumitomo Rubber Industries, Ltd.	2,300	20,735
Sundrug Co., Ltd.	400	9,382
Suntory Beverage & Food, Ltd.	5,900	232,939
Sysmex Corp.	1,200	84,279
Taisei Corp.	1,100	35,095
Takeda Pharmaceutical Co., Ltd.	19,000	559,057
TDK Corp.	900	28,371
Teijin, Ltd.	9,800	103,804
Terumo Corp.	23,500	803,654
TIS, Inc.	600	16,933
Toho Co., Ltd.	300	11,913
Tohoku Electric Power Co., Inc.	3,100	17,149
Tokio Marine Holdings, Inc.	7,700	449,268
Tokyo Electron, Ltd.	3,500	1,213,485
Tokyo Tatemono Co., Ltd.	900	13,255
Tokyu Fudosan Holdings Corp.	2,500	13,545
Toppan, Inc.	600	10,208
Toshiba Corp.	4,100	166,321
Tosoh Corp.	800	10,394
TOTO, Ltd.	600	20,434
Toyota Motor Corp.	43,225	699,687
Trend Micro, Inc.	1,800	104,537
Security Description	Shares or Principal Amount	Value

Japan (continued)
Tsuruha Holdings, Inc.	800	$ 45,582
Unicharm Corp.	8,700	316,330
West Japan Railway Co.	300	11,015
Yamada Holdings Co., Ltd.	45,200	162,959
Yamato Holdings Co., Ltd.	600	10,531
Yaskawa Electric Corp.	2,000	70,010
Yokogawa Electric Corp.	500	8,800
Z Holdings Corp.	3,200	11,366
ZOZO, Inc.	2,000	43,272
		31,868,306
Jersey — 0.3%
Aptiv PLC†	822	86,220
Experian PLC	28,535	999,800
Ferguson PLC	1,610	202,743
Glencore PLC	54,063	305,532
Janus Henderson Group PLC	705	18,168
WPP PLC	19,298	208,199
		1,820,662
Liberia — 0.0%
Royal Caribbean Cruises, Ltd.†	869	33,639
Luxembourg — 0.0%
ArcelorMittal SA	7,893	193,933
Aroundtown SA	17,485	56,013
B&M European Value Retail SA	1,534	7,955
Eurofins Scientific SE	181	14,104
RTL Group SA	705	27,635
SES SA FDR	4	30
Tenaris SA	1,606	22,517
		322,187
Netherlands — 1.0%
ABN AMRO Bank NV CVA*	8,311	85,064
Adyen NV*†	24	43,292
Airbus SE	952	102,947
Akzo Nobel NV	432	29,135
Argenx SE †	142	51,846
ASM International NV	55	16,940
ASML Holding NV	5,385	3,091,855
ASR Nederland NV	2,468	102,895
Davide Campari-Milano NV	4,869	54,135
Euronext NV*	211	17,175
EXOR NV	160	11,277
Ferrari NV	521	110,475
Heineken Holding NV	369	29,154
Heineken NV	6,052	596,193
IMCD NV	1,637	262,073
ING Groep NV	9,992	97,106
Koninklijke Ahold Delhaize NV	2,806	77,311
Koninklijke DSM NV	71	11,378
Koninklijke KPN NV	13,744	45,256
Koninklijke Philips NV	543	11,265
Koninklijke Vopak NV	2,380	55,291
LyondellBasell Industries NV, Class A	205	18,270
NXP Semiconductors NV	2,636	484,708
OCI NV	1,303	45,274
Prosus NV	4,742	311,471
QIAGEN NV†	486	24,279
Randstad NV	13,263	671,499
Signify NV*	9,314	303,056
Stellantis NV	4,222	60,653

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
STMicroelectronics NV	1,340	$ 50,983
Universal Music Group NV	1,065	24,191
Wolters Kluwer NV	7,403	804,384
		7,700,831
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	16,236	217,208
Xero, Ltd.†	299	19,612
		236,820
Norway — 0.2%
Equinor ASA	31,827	1,224,062
Mowi ASA	2,584	59,459
Norsk Hydro ASA	39,823	268,998
Orkla ASA	6,136	52,889
Telenor ASA	8,584	103,952
		1,709,360
Portugal — 0.1%
EDP - Energias de Portugal SA	14,422	72,778
Galp Energia SGPS SA	1,000	10,564
Jeronimo Martins SGPS SA	22,942	531,214
		614,556
Singapore — 0.1%
City Developments, Ltd.	5,800	32,603
DBS Group Holdings, Ltd.	1,882	42,986
Flex, Ltd.†	1,024	17,203
Jardine Cycle & Carriage, Ltd.	12,000	243,724
Oversea-Chinese Banking Corp., Ltd.	24,937	211,105
Singapore Airlines, Ltd.†	6,400	25,300
Singapore Technologies Engineering, Ltd.	8,300	24,234
Singapore Telecommunications, Ltd.	84,900	160,733
Suntec Real Estate Investment Trust	8,600	10,040
United Overseas Bank, Ltd.	11,700	233,940
Venture Corp., Ltd.	1,500	19,139
		1,021,007
Spain — 0.3%
Acciona SA	391	80,311
ACS Actividades de Construccion y Servicios SA	1,081	25,925
Aena SME SA*†	103	13,025
Amadeus IT Group SA†	278	16,221
Banco Bilbao Vizcaya Argentaria SA	29,261	133,158
Banco de Sabadell SA	99,799	64,020
Banco Santander SA†	231,081	578,976
Bankinter SA	4,308	21,224
CaixaBank SA	3,853	11,577
Cellnex Telecom SA*	589	26,364
EDP Renovaveis SA	370	9,594
Endesa SA	1,849	33,833
Ferrovial SA	958	25,655
Grifols SA†	180	2,626
Iberdrola SA	29,548	314,807
Iberdrola SA†	489	5,213
Industria de Diseno Textil SA	39,651	963,104
Merlin Properties Socimi SA	1,686	18,069
Naturgy Energy Group SA	970	28,482
Security Description	Shares or Principal Amount	Value

Spain (continued)
Repsol SA	1,682	$ 20,982
Telefonica SA	15,689	70,058
		2,463,224
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.	24,000	21,705
Unibail-Rodamco-Westfield†	544	30,874
		52,579
Sweden — 0.5%
Assa Abloy AB, Class B	17,367	410,179
Atlas Copco AB	53,175	621,625
Atlas Copco AB†	27,544	285,833
Boliden AB	401	13,347
Castellum AB	729	11,765
Elekta AB, Series B	12,856	93,018
Epiroc AB, Class A	2,624	46,679
Essity AB, Class B	1,447	36,782
Evolution AB*	685	66,680
Hexagon AB, Class B	2,471	29,222
Holmen AB	297	12,229
Industrivarden AB, Class C	1,590	41,228
Indutrade AB	849	19,961
Investment AB Latour, Class B	455	11,326
Investor AB, Class B	11,026	206,656
L E Lundbergforetagen AB, Class B	565	26,778
Nibe Industrier AB, Class B	1,121	11,294
Orron Energy AB	35,501	43,654
Saab AB, Series B	8,360	302,626
Swedish Match AB	3,631	38,038
Tele2 AB, Class B	26,136	298,764
Telefonaktiebolaget LM Ericsson, Class B	82,153	622,846
Telia Co. AB	4,498	16,612
Trelleborg AB, Class B	12,356	303,174
Volvo AB, Class B	2,499	44,797
		3,615,113
Switzerland — 2.1%
ABB, Ltd.	13,343	405,999
Alcon, Inc.	1,135	89,251
Baloise Holding AG	1,188	189,140
Belimo Holding AG	39	16,012
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	7	77,231
Cie Financiere Richemont SA	5,672	686,240
Clariant AG†	436	8,171
Credit Suisse Group AG	29,195	170,398
Dufry AG†	856	32,274
EMS-Chemie Holding AG	27	21,458
Flughafen Zurich AG†	195	32,412
Garmin, Ltd.	357	34,850
Geberit AG	127	66,970
Givaudan SA	125	437,559
Helvetia Holding AG	148	16,960
Holcim AG	2,712	127,122
Idorsia, Ltd.†	981	12,024
Julius Baer Group, Ltd.	835	43,300
Kuehne & Nagel International AG	60	16,158
Logitech International SA	419	23,603
Lonza Group AG	822	500,961
Nestle SA	31,530	3,872,554

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	24,277	$ 2,086,499
Partners Group Holding AG	372	405,163
PSP Swiss Property AG	475	56,841
Roche Holding AG	8,015	2,661,627
Roche Holding AG (BR)	398	162,239
Schindler Holding AG	51	9,659
Schindler Holding AG (Participation Certificate)	179	34,964
SGS SA	14	34,188
Sika AG	4,286	1,060,709
Sonova Holding AG	112	40,393
Straumann Holding AG	1,470	199,083
Swatch Group AG	993	265,609
Swiss Life Holding AG	177	94,014
Swiss Prime Site AG	497	45,219
TE Connectivity, Ltd.	1,412	188,827
Temenos AG	446	35,423
UBS Group AG	53,980	884,077
VAT Group AG*	579	168,344
Zurich Insurance Group AG	48	20,953
		15,334,478
United Kingdom — 2.7%
3i Group PLC	1,249	19,367
Abrdn PLC	1,848	3,759
Anglo American PLC	1,660	59,961
Antofagasta PLC	694	9,830
Ashtead Group PLC	5,929	334,312
AstraZeneca PLC	6,620	870,199
Atlantica Sustainable Infrastructure PLC	403	14,371
Atlassian Corp. PLC, Class A†	69	14,443
Auto Trader Group PLC*	5,140	39,648
AVEVA Group PLC	243	7,027
Aviva PLC	17,803	86,382
Babcock International Group PLC†	6	25
BAE Systems PLC	8,851	83,230
Barclays PLC	33,271	64,001
Bellway PLC	332	9,922
BP PLC	396,465	1,941,969
British American Tobacco PLC	59,274	2,329,605
British Land Co. PLC	4,872	29,280
BT Group PLC	13,511	26,670
Bunzl PLC	566	21,233
Burberry Group PLC	574	12,604
Carnival PLC†	1,554	12,488
Centrica PLC†	453,756	486,652
Coca-Cola Europacific Partners PLC	1,003	54,282
Compass Group PLC	5,346	125,476
Croda International PLC	324	29,591
Derwent London PLC	278	9,730
Diageo PLC	33,034	1,570,121
Direct Line Insurance Group PLC	15,306	38,467
Drax Group PLC	8,561	82,128
easyJet PLC†	2,800	13,688
Fresnillo PLC	7,368	66,281
Greggs PLC	582	14,526
GSK PLC	8,475	178,544
Haleon PLC†	10,594	37,646
Halma PLC	679	19,123
Hargreaves Lansdown PLC	8,143	84,517
Howden Joinery Group PLC	10,214	84,593
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
HSBC Holdings PLC	40,728	$ 255,419
IG Group Holdings PLC	10,342	100,485
IMI PLC	1,399	22,846
Imperial Brands PLC	22,331	491,181
Informa PLC†	6,120	44,447
InterContinental Hotels Group PLC	3,314	196,935
International Game Technology PLC	2,625	49,744
Intertek Group PLC	975	52,087
Investec PLC	1,740	9,455
ITV PLC	75,623	68,192
JD Sports Fashion PLC	35,349	56,089
Johnson Matthey PLC	3,357	87,732
Kingfisher PLC	64,304	203,758
Land Securities Group PLC	1,578	14,123
Legal & General Group PLC	7,674	24,486
Liberty Global PLC, Class A†	465	10,118
Liberty Global PLC, Class C†	1,326	30,352
Lloyds Banking Group PLC	955,803	530,096
London Stock Exchange Group PLC	462	45,088
M&G PLC	3,526	9,202
Melrose Industries PLC	5,081	10,013
Micro Focus International PLC	8	28
National Grid PLC	6,921	95,541
Natwest Group PLC	120,419	365,518
Nielsen Holdings PLC	595	14,250
NMC Health PLC†(1)	128	0
Pearson PLC	1,598	14,741
Phoenix Group Holdings PLC	22,735	179,071
Prudential PLC	3,598	44,359
Reckitt Benckiser Group PLC	957	77,690
RELX PLC	48,204	1,426,430
Rentokil Initial PLC	12,499	82,663
Rightmove PLC	83,132	651,508
Rio Tinto PLC	3,268	196,697
Rolls-Royce Holdings PLC†	47,145	51,507
Royalty Pharma PLC, Class A	554	24,093
Sage Group PLC	4,008	34,535
Schroders PLC	455	16,504
Segro PLC	8,192	109,775
Severn Trent PLC	906	32,538
Shell PLC (LSE)	79,404	2,121,655
Smiths Group PLC	14,628	276,064
Spectris PLC	10,007	380,231
Spirax-Sarco Engineering PLC	118	17,230
SSE PLC	37,349	803,554
St. James's Place PLC	703	10,555
Standard Chartered PLC	7,974	55,022
Tate & Lyle PLC	4,468	43,820
Tesco PLC	66,991	214,630
Unilever PLC	9,389	457,331
Unilever PLC	9,793	477,813
United Utilities Group PLC	4,389	58,348
Vodafone Group PLC	23,234	34,278
Weir Group PLC	1,467	29,990
WH Smith PLC†	856	15,121
Whitbread PLC	860	27,326
		19,637,955
United States — 25.1%
3M Co.	708	101,414
A.O. Smith Corp.	995	62,954
Abbott Laboratories	15,743	1,713,468
AbbVie, Inc.	9,163	1,314,982

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Activision Blizzard, Inc.	1,488	$ 118,966
Adobe, Inc.†	3,843	1,576,091
Advanced Micro Devices, Inc.†	4,823	455,629
AECOM	154	11,088
AES Corp.	3,902	86,702
Agilent Technologies, Inc.	12,093	1,621,671
Alaska Air Group, Inc.†	208	9,221
Albemarle Corp.	490	119,712
Alexandria Real Estate Equities, Inc.	325	53,879
Align Technology, Inc.†	93	26,130
Alliant Energy Corp.	1,319	80,367
Ally Financial, Inc.	304	10,053
Alnylam Pharmaceuticals, Inc.†	86	12,215
Alphabet, Inc., Class A†	34,540	4,017,693
Alphabet, Inc., Class C†	35,971	4,195,657
Altice USA, Inc., Class A†	1,704	17,909
Altria Group, Inc.	19,472	854,042
Amazon.com, Inc.†	43,227	5,833,484
AMC Entertainment Holdings, Inc., Class A†	1,958	28,508
Ameren Corp.	2,976	277,125
American Airlines Group, Inc.†	5,572	76,392
American Electric Power Co., Inc.	3,000	295,680
American Express Co.	4,954	763,015
American Homes 4 Rent, Class A	7,236	274,100
American Tower Corp.	2,362	639,700
American Water Works Co., Inc.	885	137,564
Ameriprise Financial, Inc.	320	86,374
AmerisourceBergen Corp.	647	94,417
AMETEK, Inc.	1,383	170,800
Amgen, Inc.	3,596	889,902
Amphenol Corp., Class A	8,653	667,406
Analog Devices, Inc.	1,863	320,361
ANSYS, Inc.†	222	61,936
APA Corp.	4,275	158,902
Apple, Inc.	87,086	14,152,346
Applied Materials, Inc.	9,152	969,929
AT&T, Inc.	22,532	423,151
Atmos Energy Corp.	727	88,251
Autodesk, Inc.†	588	127,196
Automatic Data Processing, Inc.	1,137	274,153
AutoNation, Inc.†	224	26,598
AvalonBay Communities, Inc.	1,425	304,864
Avantor, Inc.†	1,122	32,560
Baker Hughes Co.	2,942	75,580
Ball Corp.	644	47,282
Bank of America Corp.	66,317	2,242,178
Bank of New York Mellon Corp.	6,053	263,063
Baxter International, Inc.	1,171	68,691
Becton Dickinson & Co.	375	91,616
Berkshire Hathaway, Inc., Class B†	7,451	2,239,771
Bill.com Holdings, Inc.†	61	8,240
Biogen, Inc.†	1,464	314,848
BioMarin Pharmaceutical, Inc.†	1,419	122,105
Bio-Rad Laboratories, Inc., Class A†	36	20,277
Bio-Techne Corp.	58	22,346
Black Hills Corp.	640	49,408
Boeing Co.†	3,602	573,835
Booking Holdings, Inc.†	342	662,006
Booz Allen Hamilton Holding Corp.	666	63,923
BorgWarner, Inc.	746	28,691
Security Description	Shares or Principal Amount	Value

United States (continued)
Boston Properties, Inc.	318	$ 28,989
Boston Scientific Corp.†	27,484	1,128,218
Boyd Gaming Corp.	262	14,544
Brighthouse Financial, Inc.†	1,312	56,967
Bristol-Myers Squibb Co.	16,414	1,211,025
Brixmor Property Group, Inc.	874	20,259
Broadcom, Inc.	1,020	546,190
Brown-Forman Corp., Class B	4,749	352,471
Builders FirstSource, Inc.†	331	22,508
Burlington Stores, Inc.†	241	34,012
Cable One, Inc.	21	28,910
Cadence Design Systems, Inc.†	2,407	447,895
Camden Property Trust	570	80,427
Capital One Financial Corp.	3,945	433,279
Carrier Global Corp.	4,023	163,052
Catalent, Inc.†	849	96,022
Caterpillar, Inc.	2,329	461,724
CBRE Group, Inc., Class A†	829	70,979
CDW Corp.	253	45,927
Celanese Corp.	465	54,642
CenterPoint Energy, Inc.	1,229	38,947
Charles River Laboratories International, Inc.†	79	19,793
Charles Schwab Corp.	7,498	517,737
Charter Communications, Inc., Class A†	1,312	566,915
Cheniere Energy, Inc.	246	36,797
Chesapeake Energy Corp.	150	14,126
Chevron Corp.	10,635	1,741,800
Chipotle Mexican Grill, Inc.†	100	156,422
Choice Hotels International, Inc.	160	19,339
Cigna Corp.	3,809	1,048,846
Cintas Corp.	208	88,502
Cisco Systems, Inc.	8,232	373,486
Citigroup, Inc.	9,736	505,298
Citrix Systems, Inc.	118	11,966
CME Group, Inc.	564	112,507
CMS Energy Corp.	5,712	392,586
Coca-Cola Co.	12,990	833,568
Cognizant Technology Solutions Corp., Class A	7,485	508,681
Colgate-Palmolive Co.	10,635	837,400
Comcast Corp., Class A	45,939	1,723,631
Comerica, Inc.	216	16,798
ConocoPhillips	1,893	184,435
Consolidated Edison, Inc.	1,086	107,807
Constellation Brands, Inc., Class A	336	82,760
Constellation Energy Corp.	1,152	76,147
Copart, Inc.†	182	23,314
Corning, Inc.	2,069	76,056
Costco Wholesale Corp.	3,073	1,663,415
Coterra Energy, Inc.	314	9,605
Crowdstrike Holdings, Inc., Class A†	60	11,016
Crown Castle, Inc.	6,307	1,139,423
CSX Corp.	5,947	192,267
CubeSmart	7,990	366,501
Cummins, Inc.	895	198,072
CVS Health Corp.	2,611	249,820
D.R. Horton, Inc.	2,927	228,394
Danaher Corp.	3,887	1,132,944
Datadog, Inc., Class A†	94	9,589
Deere & Co.	1,564	536,734

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Delta Air Lines, Inc.†	7,119	$ 226,384
Devon Energy Corp.	1,206	75,797
DexCom, Inc.†	588	48,263
Dick's Sporting Goods, Inc.	594	55,592
Digital Realty Trust, Inc.	1,050	139,072
Discover Financial Services	2,577	260,277
DocuSign, Inc.†	281	17,978
Dollar General Corp.	895	222,345
Dollar Tree, Inc.†	928	153,454
Dominion Energy, Inc.	6,136	503,029
Dover Corp.	208	27,805
DTE Energy Co.	9,118	1,188,075
Duke Energy Corp.	2,222	244,264
Duke Realty Corp.	847	52,988
DuPont de Nemours, Inc.	3,348	204,998
DXC Technology Co.†	406	12,830
Dynatrace, Inc.†	239	8,994
East West Bancorp, Inc.	425	30,507
Eastman Chemical Co.	264	25,326
eBay, Inc.	2,422	117,782
Ecolab, Inc.	1,790	295,654
Edison International	2,061	139,674
Edwards Lifesciences Corp.†	1,879	188,915
Elanco Animal Health, Inc.†	2,427	49,171
Electronic Arts, Inc.	1,883	247,106
Elevance Health, Inc.	1,299	619,753
Eli Lilly & Co.	5,882	1,939,237
Enphase Energy, Inc.†	514	146,069
Entegris, Inc.	867	95,283
Entergy Corp.	8,231	947,635
EOG Resources, Inc.	8,653	962,387
EPAM Systems, Inc.†	290	101,282
EQT Corp.	343	15,102
Equifax, Inc.	204	42,618
Equinix, Inc.	580	408,169
Equitable Holdings, Inc.	424	12,054
Equity LifeStyle Properties, Inc.	121	8,896
Equity Residential	8,597	673,919
Essential Utilities, Inc.	528	27,424
Essex Property Trust, Inc.	753	215,757
Estee Lauder Cos., Inc., Class A	878	239,782
Evergy, Inc.	1,026	70,035
Eversource Energy	1,098	96,866
Exelixis, Inc.†	867	18,138
Exelon Corp.	3,249	151,046
Expedia Group, Inc.†	2,431	257,808
Expeditors International of Washington, Inc.	3,781	401,731
Extra Space Storage, Inc.	299	56,666
Exxon Mobil Corp.	26,502	2,568,839
FactSet Research Systems, Inc.	844	362,650
Fair Isaac Corp.†	102	47,127
Fastenal Co.	2,623	134,717
Federal Realty OP LP	117	12,356
FedEx Corp.	250	58,273
Fidelity National Information Services, Inc.	3,250	332,020
First Republic Bank	78	12,691
FirstEnergy Corp.	2,169	89,146
Fiserv, Inc.†	813	85,918
FleetCor Technologies, Inc.†	80	17,607
Security Description	Shares or Principal Amount	Value

United States (continued)
Ford Motor Co.	9,509	$ 139,687
Fortinet, Inc.†	1,585	94,545
Fortive Corp.	1,010	65,095
Fortune Brands Home & Security, Inc.	724	50,448
Fox Corp., Class A	10,117	334,974
Fox Corp., Class B	842	26,018
Gartner, Inc.†	1,790	475,209
General Dynamics Corp.	9,001	2,040,257
General Electric Co.	6,268	463,268
General Motors Co.†	8,629	312,888
Gilead Sciences, Inc.	8,439	504,230
Global Payments, Inc.	2,604	318,521
Goldman Sachs Group, Inc.	824	274,713
Halliburton Co.	3,162	92,647
Harley-Davidson, Inc.	371	14,028
Hartford Financial Services Group, Inc.	1,555	100,251
Healthpeak Properties, Inc.	1,303	36,002
HEICO Corp.	588	92,733
HEICO Corp., Class A	1,201	153,344
Hess Corp.	137	15,408
Hewlett Packard Enterprise Co.	6,450	91,848
Highwoods Properties, Inc.	302	10,742
Hologic, Inc.†	1,045	74,592
Home Depot, Inc.	6,078	1,829,113
Honeywell International, Inc.	7,133	1,372,817
Host Hotels & Resorts, Inc.	1,462	26,038
HP, Inc.	5,580	186,316
Humana, Inc.	255	122,910
Huntington Ingalls Industries, Inc.	155	33,610
IDACORP, Inc.	236	26,366
IDEX Corp.	56	11,690
IDEXX Laboratories, Inc.†	1,223	488,197
Illinois Tool Works, Inc.	1,454	302,083
Illumina, Inc.†	339	73,455
Incyte Corp.†	1,336	103,780
Ingersoll Rand, Inc.	865	43,077
Integra LifeSciences Holdings Corp.†	188	10,348
Intel Corp.	38,606	1,401,784
Intercontinental Exchange, Inc.	2,261	230,599
International Business Machines Corp.	1,405	183,760
International Flavors & Fragrances, Inc.	1,284	159,280
International Paper Co.	2,694	115,222
Interpublic Group of Cos., Inc.	1,608	48,031
Intuit, Inc.	1,841	839,809
Intuitive Surgical, Inc.†	524	120,609
Invitation Homes, Inc.	2,844	111,001
IQVIA Holdings, Inc.†	349	83,854
Iron Mountain, Inc.	629	30,500
Jack Henry & Associates, Inc.	82	17,037
Jefferies Financial Group, Inc.	622	20,259
Johnson & Johnson	20,770	3,624,780
Jones Lang LaSalle, Inc.†	136	25,931
JPMorgan Chase & Co.	23,886	2,755,489
Keurig Dr Pepper, Inc.	944	36,571
Keysight Technologies, Inc.†	1,540	250,404
Kimberly-Clark Corp.	131	17,264
Kimco Realty Corp.	664	14,681
KLA Corp.	719	275,765
Knight-Swift Transportation Holdings, Inc.	243	13,353
Kroger Co.	387	17,972
L3Harris Technologies, Inc.	551	132,223

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Lam Research Corp.	628	$ 314,320
Lamar Advertising Co., Class A	161	16,271
Lamb Weston Holdings, Inc.	241	19,198
Leidos Holdings, Inc.	148	15,836
Lennar Corp., Class A	3,336	283,560
Lennox International, Inc.	157	37,606
Liberty Broadband Corp., Class C†	350	38,126
Liberty Media Corp. - Liberty Formula One, Series C†	519	35,173
Liberty Media Corp. - Liberty SiriusXM, Series A†	400	15,940
Liberty Media Corp. - Liberty SiriusXM, Series C†	624	24,848
Life Storage, Inc.	1,139	143,389
Lincoln National Corp.	136	6,982
Live Nation Entertainment, Inc.†	735	69,083
Lockheed Martin Corp.	2,538	1,050,250
Louisiana-Pacific Corp.	499	31,751
Lowe's Cos., Inc.	5,215	998,829
Lucid Group, Inc.†	3,069	56,009
Lululemon Athletica, Inc.†	65	20,183
M&T Bank Corp.	70	12,422
MACOM Technology Solutions Holdings, Inc.†	274	15,876
Manhattan Associates, Inc.†	987	138,841
ManpowerGroup, Inc.	170	13,330
Marathon Oil Corp.	9,759	242,023
Marathon Petroleum Corp.	408	37,397
MarketAxess Holdings, Inc.	27	7,311
Marriott International, Inc., Class A	558	88,622
Marsh & McLennan Cos., Inc.	3,111	510,080
Martin Marietta Materials, Inc.	206	72,528
Marvell Technology, Inc.	707	39,366
Masco Corp.	1,725	95,530
Mastercard, Inc., Class A	4,897	1,732,510
Match Group, Inc.†	257	18,841
McDonald's Corp.	896	235,980
McKesson Corp.	255	87,103
Merck & Co., Inc.	19,655	1,755,978
Meta Platforms, Inc., Class A†	12,647	2,012,138
MetLife, Inc.	23,544	1,489,158
Mettler-Toledo International, Inc.†	399	538,542
Microchip Technology, Inc.	2,937	202,242
Micron Technology, Inc.	3,494	216,139
Microsoft Corp.	45,333	12,726,786
Mid-America Apartment Communities, Inc.	1,015	188,516
Moderna, Inc.†	1,277	209,543
Mondelez International, Inc., Class A	2,791	178,736
Monolithic Power Systems, Inc.	819	380,606
Monster Beverage Corp.†	443	44,132
Moody's Corp.	1,557	483,059
Morgan Stanley	1,873	157,894
Mosaic Co.	1,557	81,992
MSCI, Inc.	78	37,545
Murphy Oil Corp.	1,311	46,069
Nasdaq, Inc.	73	13,206
NetApp, Inc.	1,228	87,593
Netflix, Inc.†	1,408	316,659
Newmont Corp.	744	33,688
News Corp., Class A	852	14,603
Security Description	Shares or Principal Amount	Value

United States (continued)
News Corp., Class B	200	$ 3,456
Nexstar Media Group, Inc.	123	23,170
NextEra Energy, Inc.	10,980	927,700
NIKE, Inc., Class B	3,175	364,871
NiSource, Inc.	279	8,482
Nordson Corp.	92	21,251
Norfolk Southern Corp.	1,217	305,674
Northern Trust Corp.	121	12,073
Northrop Grumman Corp.	761	364,443
NortonLifeLock, Inc.	1,365	33,483
NOV, Inc.	3,310	61,599
NRG Energy, Inc.	1,938	73,160
NVIDIA Corp.	11,993	2,178,289
NVR, Inc.†	32	140,579
Occidental Petroleum Corp.	1,015	66,736
OGE Energy Corp.	1,280	52,582
Old Dominion Freight Line, Inc.	280	84,983
Omnicom Group, Inc.	846	59,085
ON Semiconductor Corp.†	708	47,280
Oracle Corp.	6,041	470,231
Organon & Co.	421	13,354
Otis Worldwide Corp.	1,092	85,362
Owens Corning	1,368	126,868
PACCAR, Inc.	1,805	165,194
Palo Alto Networks, Inc.†	437	218,107
Paramount Global, Class B	2,561	60,568
Parker-Hannifin Corp.	303	87,594
Paychex, Inc.	2,375	304,665
Paycom Software, Inc.†	385	127,239
Paylocity Holding Corp.†	205	42,216
PayPal Holdings, Inc.†	6,233	539,341
PDC Energy, Inc.	461	30,283
Penn Entertainment, Inc.†	275	9,501
Penske Automotive Group, Inc.	137	15,685
PepsiCo, Inc.	4,451	778,747
PerkinElmer, Inc.	206	31,553
Pfizer, Inc.	35,850	1,810,783
PG&E Corp.†	5,345	58,047
Philip Morris International, Inc.	11,018	1,070,399
Phillips 66	3,538	314,882
Pinnacle West Capital Corp.	187	13,739
Pioneer Natural Resources Co.	190	45,021
PNC Financial Services Group, Inc.	1,317	218,543
Pool Corp.	167	59,736
Portland General Electric Co.	476	24,438
Power Integrations, Inc.	729	61,972
PPG Industries, Inc.	1,549	200,270
PPL Corp.	3,621	105,299
Principal Financial Group, Inc.	478	31,997
Procter & Gamble Co.	9,892	1,374,098
Prologis, Inc.	5,025	666,114
PTC, Inc.†	147	18,137
Public Service Enterprise Group, Inc.	7,109	466,848
Public Storage	350	114,243
PulteGroup, Inc.	2,714	118,385
PVH Corp.	116	7,183
Qorvo, Inc.†	261	27,162
QUALCOMM, Inc.	7,103	1,030,361
Qualys, Inc.†	88	10,764
Quanta Services, Inc.	172	23,862
Ralph Lauren Corp.	77	7,595
Raytheon Technologies Corp.	5,721	533,254

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Realty Income Corp.	1,315	$ 97,297
Regency Centers Corp.	382	24,612
Regeneron Pharmaceuticals, Inc.†	604	351,341
Reinsurance Group of America, Inc.	64	7,410
Reliance Steel & Aluminum Co.	294	55,934
Republic Services, Inc.	524	72,658
ResMed, Inc.	169	40,648
RingCentral, Inc., Class A†	521	25,784
Rivian Automotive, Inc., Class A†	1,775	60,883
Robert Half International, Inc.	136	10,763
ROBLOX Corp., Class A†	194	8,328
Rollins, Inc.	562	21,676
Roper Technologies, Inc.	239	104,364
Ross Stores, Inc.	1,338	108,726
Royal Gold, Inc.	1,362	142,697
RPM International, Inc.	96	8,678
S&P Global, Inc.	2,052	773,460
Salesforce, Inc.†	5,485	1,009,350
SBA Communications Corp.	301	101,073
Seagen, Inc.†	105	18,898
Sempra Energy	1,399	231,954
Semtech Corp.†	541	33,721
Service Corp. International	1,732	128,965
ServiceNow, Inc.†	1,659	741,009
Sherwin-Williams Co.	726	175,648
Simon Property Group, Inc.	6,423	697,795
Sirius XM Holdings, Inc.	63,491	424,120
SiteOne Landscape Supply, Inc.†	472	65,764
Skyworks Solutions, Inc.	336	36,584
SL Green Realty Corp.	186	9,235
Snap-on, Inc.	1,730	387,606
SolarEdge Technologies, Inc.†	388	139,730
Southern Co.	11,358	873,317
Southwest Airlines Co.†	1,096	41,780
Stanley Black & Decker, Inc.	414	40,295
Starbucks Corp.	476	40,355
State Street Corp.	968	68,767
Stifel Financial Corp.	2,112	126,319
Stryker Corp.	868	186,403
Sun Communities, Inc.	441	72,306
SVB Financial Group†	29	11,703
Synchrony Financial	1,674	56,046
Syneos Health, Inc.†	234	18,519
Synopsys, Inc.†	710	260,925
T. Rowe Price Group, Inc.	170	20,990
Take-Two Interactive Software, Inc.†	300	39,819
Tapestry, Inc.	438	14,730
Target Corp.	1,633	266,800
Teledyne Technologies, Inc.†	72	28,181
Teleflex, Inc.	103	24,767
Teradata Corp.†	312	11,946
Teradyne, Inc.	659	66,487
Tesla, Inc.†	4,636	4,132,762
Texas Instruments, Inc.	5,629	1,006,972
Textron, Inc.	997	65,443
Thermo Fisher Scientific, Inc.	1,666	996,951
TJX Cos., Inc.	3,601	220,237
T-Mobile US, Inc.†	352	50,357
Toll Brothers, Inc.	805	39,590
TransDigm Group, Inc.†	148	92,106
TransUnion	131	10,379
Security Description	Shares or Principal Amount	Value

United States (continued)
Travel & Leisure Co.	3,759	$ 162,050
Travelers Cos., Inc.	5,933	941,567
Trex Co., Inc.†	198	12,775
Truist Financial Corp.	1,117	56,375
Twitter, Inc.†	1,024	42,609
Tyler Technologies, Inc.†	112	44,688
UDR, Inc.	2,523	122,113
UGI Corp.	334	14,415
Ulta Beauty, Inc.†	203	78,949
Union Pacific Corp.	7,785	1,769,530
United Airlines Holdings, Inc.†	2,381	87,502
United Parcel Service, Inc., Class B	5,408	1,053,965
United Rentals, Inc.†	533	171,983
United Therapeutics Corp.†	58	13,402
UnitedHealth Group, Inc.	4,309	2,336,943
Unum Group	410	13,198
US Bancorp	1,752	82,694
Valero Energy Corp.	1,390	153,970
Veeva Systems, Inc., Class A†	68	15,203
Ventas, Inc.	887	47,703
Verisk Analytics, Inc.	277	52,699
Verizon Communications, Inc.	5,795	267,671
Vertex Pharmaceuticals, Inc.†	1,302	365,094
Viatris, Inc.	45,494	440,837
VICI Properties, Inc.	1,825	62,397
Visa, Inc., Class A	12,593	2,671,101
Vistra Corp.	3,337	86,261
VMware, Inc., Class A	100	11,620
Vornado Realty Trust	255	7,749
Voya Financial, Inc.	4,857	292,197
Vulcan Materials Co.	444	73,407
Walmart, Inc.	2,463	325,239
Walt Disney Co.†	7,576	803,814
Warner Bros. Discovery, Inc.†	7,859	117,885
Waste Management, Inc.	1,798	295,879
Waters Corp.†	151	54,969
WEC Energy Group, Inc.	960	99,658
Wells Fargo & Co.	19,550	857,658
Welltower, Inc.	1,018	87,894
West Pharmaceutical Services, Inc.	135	46,381
Western Digital Corp.†	794	38,985
Western Union Co.	514	8,748
Westinghouse Air Brake Technologies Corp.	1,425	133,195
Weyerhaeuser Co.	1,546	56,151
Whirlpool Corp.	570	98,536
Wintrust Financial Corp.	1,570	135,083
Workday, Inc., Class A†	2,966	460,027
WP Carey, Inc.	105	9,377
WW Grainger, Inc.	178	96,748
Wyndham Hotels & Resorts, Inc.	246	17,075
Xcel Energy, Inc.	1,979	144,823
Xylem, Inc.	253	23,284
Yum! Brands, Inc.	2,503	306,718
Zebra Technologies Corp., Class A†	67	23,965
Zimmer Biomet Holdings, Inc.	125	13,799
Zions Bancorp NA	251	13,692

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Zoetis, Inc.	6,741	$ 1,230,570
Zoom Video Communications, Inc., Class A†	71	7,374
		184,533,239
Total Common Stocks (cost $357,313,316)		334,462,889
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.1%
United States — 44.1%
United States Treasury Notes
0.63%, 05/15/2030 to 08/15/2030	$66,000,000	56,528,613
0.88%, 11/15/2030	42,750,000	37,254,287
1.13%, 02/15/2031	40,000,000	35,478,125
1.25%, 08/15/2031	33,000,000	29,357,110
1.38%, 11/15/2031	44,500,000	39,903,984
1.50%, 02/15/2030	20,622,700	19,026,857
1.63%, 08/15/2029 to 05/15/2031	63,838,500	59,069,607
1.75%, 11/15/2029	11,934,000	11,245,930
1.88%, 02/15/2032	29,000,000	27,128,594
2.88%, 05/15/2032	9,400,000	9,586,531
Total U.S. Government & Agency Obligations (cost $356,267,301)		324,579,638
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/16/2022; Strike Price: $3,050.00; Counterparty: Goldman Sachs International) (cost $3,246,093)	713	1,654,160
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023†	1,210	877
United States — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027†	234	10,284
Total Warrants (cost $1,155)		11,161
RIGHTS — 0.0%
Australia — 0.0%
Australia & New Zealand Banking Group, Ltd. Expires 08/15/2022† (cost $0)	1,118	3,110
Total Long-Term Investment Securities (cost $716,827,865)		660,710,958
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 8.4%
Unaffiliated Investment Companies — 2.2%
State Street Institutional Treasury Money Market Fund, Premier Class 1.67%(2)	16,159,383	$ 16,159,383
U.S. Government — 6.2%
United States Treasury Bills
0.45%, 08/11/2022	$ 9,000,000	8,994,898
0.74%, 09/08/2022	9,000,000	8,980,014
1.14%, 10/06/2022	9,000,000	8,963,118
1.29%, 11/03/2022	9,000,000	8,942,530
2.23%, 12/08/2022	2,000,000	1,981,455
2.66%, 01/26/2023	8,000,000	7,889,759
		45,751,774
Total Short-Term Investments (cost $61,980,862)		61,911,157
TOTAL INVESTMENTS (cost $778,808,727)(3)	98.2%	722,622,115
Other assets less liabilities	1.8	12,878,229
NET ASSETS	100.0%	$735,500,344
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Blackrock VCP Global Multi Asset Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $1,297,756 representing 0.2% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of July 31, 2022.
(3)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
FDR—Fiduciary Depositary Receipt
LSE—London Stock Exchange

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
186	Long	MSCI EAFE Index	September 2022	$17,634,256	$18,154,530	$ 520,274
139	Long	S&P 500 E-Mini Index	September 2022	27,364,754	28,727,825	1,363,071
156	Long	TOPIX Index	September 2022	22,495,568	22,796,948	301,380
						$2,184,725
						Unrealized (Depreciation)
508	Short	U.S. Treasury 5 Year Notes	September 2022	$57,424,833	$57,773,094	$ (348,261)
81	Short	U.S. Treasury Ultra Bonds	September 2022	12,707,368	12,823,313	(115,945)
						$ (464,206)
Net Unrealized Appreciation (Depreciation)						$1,720,519
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	232,307	GBP	195,000	09/21/2022	$ 5,436	$ —
Citibank, N.A.	GBP	185,000	USD	231,544	09/21/2022	5,994	—
	USD	242,774	SEK	2,378,000	09/21/2022	—	(8,250)
						5,994	(8,250)
Deutsche Bank AG	EUR	2,706,735	USD	2,913,006	09/21/2022	136,917	—
	USD	347,218	AUD	480,442	09/21/2022	—	(11,273)
	USD	136,857	SEK	1,332,000	09/21/2022	—	(5,491)
						136,917	(16,764)
JPMorgan Chase Bank, N.A.	EUR	423,000	USD	456,097	09/21/2022	22,258	—
	NOK	98,000	USD	10,397	09/21/2022	246	—
	USD	247,971	EUR	230,000	09/21/2022	—	(12,078)
	USD	264,521	JPY	35,736,000	09/21/2022	4,493	—
	USD	79,242	SGD	109,000	09/21/2022	—	(330)
						26,997	(12,408)
Morgan Stanley & Co. International PLC	SGD	313,000	USD	222,567	09/21/2022	—	(4,033)
	USD	50,065	NZD	77,000	09/21/2022	—	(1,650)
						—	(5,683)
UBS AG	CAD	38,000	USD	30,195	09/21/2022	525	—
	JPY	281,848,930	USD	2,164,967	09/21/2022	43,255	—
	USD	371,899	CHF	356,000	09/21/2022	3,501	—
	USD	221,605	EUR	208,000	09/21/2022	—	(8,275)
						47,281	(8,275)
Unrealized Appreciation (Depreciation)						$222,625	$ (51,380)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$ 7,905	$ 11,050,274	$—	$ 11,058,179
Bermuda	8,371	104,017	—	112,388
British Virgin Islands	25,699	—	—	25,699
Canada	205,376	—	—	205,376
Cayman Islands	29,154	114,575	—	143,729
Curacao	792,442	—	—	792,442
Ireland	3,909,117	871,628	—	4,780,745
Israel	1,049,211	860,528	—	1,909,739
Jersey	104,388	1,716,274	—	1,820,662
Liberia	33,639	—	—	33,639
Netherlands	502,978	7,197,853	—	7,700,831
Singapore	17,203	1,003,804	—	1,021,007
Spain	5,213	2,458,011	—	2,463,224
Switzerland	223,677	15,110,801	—	15,334,478
United Kingdom	249,299	19,388,656	0	19,637,955
United States	184,533,239	—	—	184,533,239
Other Countries	—	82,889,557	—	82,889,557
U.S. Government & Agency Obligations	—	324,579,638	—	324,579,638
Purchased Options	1,654,160	—	—	1,654,160
Warrants	11,161	—	—	11,161
Rights	3,110	—	—	3,110
Short-Term Investments:
U.S. Government	—	45,751,774	—	45,751,774
Other Short-Term Investments	16,159,383	—	—	16,159,383
Total Investments at Value	$209,524,725	$513,097,390	$ 0	$722,622,115
Other Financial Instruments:†
Futures Contracts	$ 1,883,345	$ 301,380	$—	$ 2,184,725
Forward Foreign Currency Contracts	—	222,625	—	222,625
Total Other Financial Instruments	$ 1,883,345	$ 524,005	$—	$ 2,407,350
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 464,206	$ —	$—	$ 464,206
Forward Foreign Currency Contracts	—	51,380	—	51,380
Total Other Financial Instruments	$ 464,206	$ 51,380	$—	$ 515,586
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	48.1%
Foreign Government Obligations	15.1
Multi-National	14.4
Banks	13.7
Short-Term Investments	3.3
Healthcare-Services	2.9
Internet	1.5
Oil & Gas	1.0
100.0%
Credit Quality†#
Aaa	67.8%
Aa	22.2
A	4.2
Not Rated@	5.8
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 33.5%
Banks — 13.7%
Bank of Montreal FRS
2.43%, (SOFR+0.15%), 09/02/2022 to 09/27/2022	$ 5,750,000	$ 5,749,003
Bank of Nova Scotia FRS
2.43%, (SOFR+0.15%), 08/19/2022	7,000,000	6,999,874
Canadian Imperial Bank of Commerce
3.50%, 09/13/2023	1,975,000	1,983,179
Cooperatieve Rabobank UA FRS
2.58%, (SOFR+0.30%), 01/12/2024	5,532,000	5,481,031
Kreditanstalt fuer Wiederaufbau
0.25%, 03/08/2024	1,000,000	957,100
1.63%, 05/10/2024	3,136,000	3,060,981
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.25%, 02/12/2024	6,000,000	5,752,980
Swedbank AB
0.60%, 09/25/2023*	3,300,000	3,189,061
Toronto-Dominion Bank FRS
2.50%, (SOFR+0.22%), 06/02/2023	6,000,000	5,962,681
2.52%, (SOFR+0.24%), 01/06/2023	3,879,000	3,868,177
Westpac Banking Corp.
3.30%, 02/26/2024	9,000,000	9,006,908
		52,010,975
Healthcare-Services — 2.9%
Roche Holdings, Inc.
1.88%, 03/08/2024*	5,000,000	4,896,191
Roche Holdings, Inc. FRS
2.52%, (SOFR+0.24%), 03/05/2024	1,000,000	994,686
2.61%, (SOFR+0.33%), 09/11/2023*	5,000,000	4,979,515
		10,870,392
Internet — 1.5%
Amazon.com, Inc.
0.45%, 05/12/2024	2,781,000	2,664,058
2.73%, 04/13/2024	3,000,000	2,992,283
		5,656,341
Multi-National — 14.4%
Asian Development Bank
1.63%, 03/15/2024	11,250,000	11,002,838
European Bank for Reconstruction & Development FRS
2.54%, (SOFR+0.26%), 08/19/2022 to 03/13/2023	8,565,000	8,567,539
European Investment Bank
2.63%, 03/15/2024	2,700,000	2,683,756
3.25%, 01/29/2024	700,000	702,555
European Investment Bank FRS
2.53%, (SOFR+0.25%), 01/30/2023	3,000,000	3,002,619
FMS Wertmanagement
0.38%, 05/06/2024	7,000,000	6,679,008
Inter-American Development Bank
0.25%, 11/15/2023	3,000,000	2,903,880
2.63%, 01/16/2024	1,000,000	994,330
Inter-American Development Bank FRS
2.54%, (SOFR+0.26%), 09/16/2022	6,445,000	6,445,950
Inter-American Investment Corp. FRS
2.55%, (SOFR+0.27%), 03/22/2024	8,400,000	8,395,885
Security Description	Shares or Principal Amount	Value

Multi-National (continued)
International Finance Corp. FRS
2.37%, (SOFR+0.09%), 06/30/2023	$ 3,600,000	$ 3,597,480
		54,975,840
Oil & Gas — 1.0%
Eqinor ASA
2.65%, 01/15/2024	4,000,000	3,968,340
Total Corporate Bonds & Notes (cost $128,284,013)		127,481,888
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 48.1%
U.S. Government — 48.1%
United States Treasury Notes
0.13%, 07/31/2023 to 01/15/2024	82,150,000	79,464,499
0.25%, 09/30/2023 to 11/15/2023	36,400,000	35,260,890
0.38%, 10/31/2023	36,000,000	34,870,781
0.50%, 11/30/2023	8,500,000	8,229,395
0.75%, 12/31/2023	4,000,000	3,877,812
United States Treasury Notes FRS
2.46%, (3 UTBMM-0.08%), 04/30/2024	21,175,000	21,197,393
Total U.S. Government & Agency Obligations (cost $186,928,789)		182,900,770
FOREIGN GOVERNMENT OBLIGATIONS — 15.1%
Regional(State/Province) — 7.7%
Kommuninvest I Sverige AB
0.38%, 02/16/2024*	8,000,000	7,676,990
Province of Alberta, Canada
2.95%, 01/23/2024	1,000,000	998,174
3.35%, 11/01/2023	9,367,000	9,404,468
Province of Ontario, Canada
3.05%, 01/29/2024	5,000,000	4,990,100
3.40%, 10/17/2023	6,000,000	6,014,880
		29,084,612
Sovereign — 7.4%
Caisse d'Amortissement de la Dette Sociale
0.38%, 05/27/2024	1,520,000	1,445,617
3.38%, 03/20/2024	5,000,000	5,020,742
Export Development Canada
0.50%, 04/08/2024	800,000	767,221
2.63%, 02/21/2024	460,000	456,928
Kommunalbanken AS
2.75%, 02/05/2024	1,586,000	1,578,508
Kommunalbanken AS FRS
2.44%, (SOFR+0.16%), 10/27/2023*	8,500,000	8,495,835
Swedish Export Credit Corp. FRS
3.28%, (SOFR+1.00%), 12/19/2022 to 05/25/2023	10,500,000	10,547,832
		28,312,683
Total Foreign Government Obligations (cost $57,979,477)		57,397,295
Total Long-Term Investment Securities (cost $373,192,279)		367,779,953

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.3%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(1)	769,293	$ 769,294
Commercial Paper — 3.1%
Commonwealth Bank of Australia
2.41%, 09/29/2022*	$ 2,000,000	1,999,200
Royal Bank of Canada
2.43%, 10/11/2022*	5,000,000	4,997,636
2.53%, 12/01/2022*	5,000,000	4,996,429
		11,993,265
Total Short-Term Investments (cost $12,769,293)		12,762,559
TOTAL INVESTMENTS (cost $385,961,572)(2)	100.0%	380,542,512
Other assets less liabilities	(0.0)	(138,176)
NET ASSETS	100.0%	$380,404,336
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA DFA Ultra Short Bond Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $41,230,857 representing 10.8% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2022.
(2)	See Note 3 for cost of investments on a tax basis.
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$127,481,888	$—	$127,481,888
U.S. Government & Agency Obligations	—	182,900,770	—	182,900,770
Foreign Government Obligations	—	57,397,295	—	57,397,295
Short-Term Investments:
Commercial Paper	—	11,993,265	—	11,993,265
Other Short-Term Investments	769,294	—	—	769,294
Total Investments at Value	$769,294	$379,773,218	$—	$380,542,512
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Banks	13.0%
Semiconductors	11.6
Internet	10.7
Unaffiliated Investment Companies	6.5
Oil & Gas	4.5
Diversified Financial Services	3.8
Telecommunications	3.2
Chemicals	3.2
Auto Manufacturers	2.7
Computers	2.5
Retail	2.4
Insurance	2.1
Electronics	1.9
Food	1.8
Electric	1.6
Iron/Steel	1.6
Real Estate	1.5
Mining	1.5
Software	1.3
Pharmaceuticals	1.2
Beverages	1.2
Healthcare-Services	1.1
Transportation	0.8
Engineering & Construction	0.7
Building Materials	0.7
Short-Term Investments	0.7
Gas	0.6
Miscellaneous Manufacturing	0.6
Electrical Components & Equipment	0.6
Coal	0.6
Commercial Services	0.5
Biotechnology	0.5
Agriculture	0.4
Household Products/Wares	0.4
Cosmetics/Personal Care	0.4
Auto Parts & Equipment	0.3
Home Furnishings	0.3
Holding Companies-Diversified	0.2
Investment Companies	0.2
Energy-Alternate Sources	0.2
Healthcare-Products	0.2
Shipbuilding	0.2
Apparel	0.1
Lodging	0.1
Forest Products & Paper	0.1
Machinery-Diversified	0.1
Distribution/Wholesale	0.1
Leisure Time	0.1
Entertainment	0.1
Machinery-Construction & Mining	0.1
Airlines	0.1
Aerospace/Defense	0.1
Media	0.1
Metal Fabricate/Hardware	0.1
Water	0.1
REITS	0.1
Pipelines	0.1
Storage/Warehousing	0.1
Environmental Control	0.1
91.7%
Country Allocation*
Cayman Islands	15.8%
Taiwan	13.2

India	12.7%
South Korea	10.9
United States	7.5
China	6.4
Brazil	4.6
Saudi Arabia	4.0
South Africa	3.1
Mexico	2.0
Indonesia	1.6
Thailand	1.6
United Arab Emirates	1.3
Malaysia	1.2
Hong Kong	1.0
Qatar	0.9
Kuwait	0.8
Philippines	0.6
Poland	0.5
Bermuda	0.5
Chile	0.5
Turkey	0.2
Greece	0.2
Colombia	0.2
Czech Republic	0.2
Hungary	0.2
91.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 84.5%
Bermuda — 0.5%
Alibaba Health Information Technology, Ltd.†	56,000	$ 33,975
Alibaba Pictures Group, Ltd.†	160,000	13,705
Beijing Enterprises Water Group, Ltd.	46,000	13,968
Brilliance China Automotive Holdings, Ltd.†(1)	36,000	14,630
China Gas Holdings, Ltd.	42,000	64,816
China Resources Gas Group, Ltd.	12,000	50,510
COSCO SHIPPING Ports, Ltd.	26,000	19,454
Credicorp, Ltd.	907	117,366
Hopson Development Holdings, Ltd.	14,520	19,245
Huabao International Holdings, Ltd.	13,000	7,020
Kunlun Energy Co., Ltd.	54,000	39,858
Nine Dragons Paper Holdings, Ltd.	25,000	20,676
Shenzhen International Holdings, Ltd.	24,500	22,604
		437,827
Brazil — 4.6%
Alpargatas SA (Preference Shares)	1,700	7,225
AMBEV SA	64,100	184,962
Americanas SA†	8,770	23,730
Atacadao SA	6,100	21,964
B3 SA - Brasil Bolsa Balcao	85,200	182,615
Banco Bradesco SA	19,771	55,292
Banco Bradesco SA (Preference Shares)	74,215	250,008
Banco BTG Pactual SA	15,400	67,057
Banco do Brasil SA	11,000	76,471
Banco Santander Brasil SA	5,500	30,072
BB Seguridade Participacoes SA	8,600	48,185
Braskem SA, Class A (Preference Shares)	2,100	14,891
BRF SA†	6,300	19,433
CCR SA†	13,400	33,642
Centrais Eletricas Brasileiras SA	5,600	49,581
Centrais Eletricas Brasileiras SA (Preference Shares)	3,100	28,357
Cia de Saneamento Basico do Estado de Sao Paulo	3,300	28,490
Cia Energetica de Minas Gerais (Preference Shares)	15,486	33,641
Cia Siderurgica Nacional SA	9,400	26,724
Cosan SA	13,800	49,795
Energisa SA	1,500	12,767
Engie Brasil Energia SA	1,900	16,275
Equatorial Energia SA	13,300	63,774
Gerdau SA (Preference Shares)†	13,900	65,711
Getnet Adquirencia e Servicos para Meios de Pagamento SA	1,375	1,201
Hapvida Participacoes e Investimentos SA*	50,705	60,367
Hypera SA	4,200	34,572
Itau Unibanco Holding SA (Preference Shares)	66,550	303,804
Itausa SA (Preference Shares)	61,824	103,118
JBS SA	9,600	59,261
Klabin SA	8,700	33,511
Localiza Rent a Car SA	8,280	92,192
Lojas Renner SA	11,110	54,304
Magazine Luiza SA†	41,000	20,444
Natura & Co. Holding SA	11,900	35,833
Petro Rio SA†	9,400	44,001
Petroleo Brasileiro SA	51,800	370,021
Petroleo Brasileiro SA (Preference Shares)	63,500	419,112
Security Description	Shares or Principal Amount	Value

Brazil (continued)
Raia Drogasil SA	13,200	$ 53,524
Rede D'Or Sao Luiz SA*	5,000	31,300
Rumo SA	17,000	57,629
Suzano SA	10,191	95,113
Telefonica Brasil SA	6,300	54,305
TIM SA	8,900	21,656
TOTVS SA	5,600	28,541
Ultrapar Participacoes SA	9,500	23,300
Vale SA	54,388	733,183
Vibra Energia SA	14,100	45,373
WEG SA	23,600	127,896
		4,294,223
British Virgin Islands — 0.0%
VK Co., Ltd.†(1)(2)	1,364	0
Cayman Islands — 15.8%
360 DigiTech, Inc. ADR	1,035	15,028
3SBio, Inc.*	13,000	8,645
AAC Technologies Holdings, Inc.	9,500	18,477
Agile Group Holdings, Ltd.	18,000	5,911
Airtac International Group†	2,000	54,896
Akeso, Inc.*†	3,000	8,064
Alibaba Group Holding, Ltd.†	204,028	2,305,133
ANTA Sports Products, Ltd.	15,000	166,220
Autohome, Inc. ADR	772	27,553
Baidu, Inc. Class A†	30,728	526,194
BeiGene, Ltd. ADR†	600	100,848
Bilibili, Inc.†	2,235	54,473
Bosideng International Holdings, Ltd.	42,000	24,586
Chailease Holding Co., Ltd.	18,106	128,490
China Conch Venture Holdings, Ltd.	22,500	43,756
China Education Group Holdings, Ltd.	9,000	7,646
China Feihe, Ltd.*	49,000	43,187
China Hongqiao Group, Ltd.	23,000	24,059
China Lesso Group Holdings, Ltd.	15,000	18,452
China Literature, Ltd.*†	4,200	16,645
China Medical System Holdings, Ltd.	16,000	25,548
China Meidong Auto Holdings, Ltd.	8,000	19,459
China Mengniu Dairy Co., Ltd.	44,000	204,955
China Resources Cement Holdings, Ltd.	36,000	22,145
China Resources Land, Ltd.	46,000	193,026
China Resources Mixc Lifestyle Services, Ltd.*	7,600	32,363
Chinasoft International, Ltd.	36,000	30,935
CIFI Ever Sunshine Services Group, Ltd.	10,000	7,250
CIFI Holdings Group Co., Ltd.	54,600	14,893
Country Garden Holdings Co., Ltd.	113,000	43,970
Country Garden Services Holdings Co., Ltd.	27,689	62,209
Dali Foods Group Co., Ltd.*	27,500	13,118
Daqo New Energy Corp. ADR†	750	48,525
DiDi Global, Inc. ADR†	3,782	10,817
Dongyue Group, Ltd.†	20,000	21,816
ENN Energy Holdings, Ltd.	11,100	181,699
GDS Holdings, Ltd., Class A†	9,776	33,658
Geely Automobile Holdings, Ltd.	82,000	163,006
Genscript Biotech Corp.†	14,000	50,936
Greentown China Holdings, Ltd.	13,500	26,765
Haidilao International Holding, Ltd.*†	11,000	22,082
Haitian International Holdings, Ltd.	9,000	21,654
Hansoh Pharmaceutical Group Co., Ltd.*	16,000	31,241

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands (continued)
Hello Group, Inc. ADR	1,846	$ 8,270
Hengan International Group Co., Ltd.	9,000	43,580
Huazhu Group, Ltd. ADR	2,224	85,290
Hutchmed China, Ltd. ADR†	907	11,854
Hygeia Healthcare Holdings Co., Ltd.*†	4,600	26,608
I-Mab ADR†	404	4,234
Innovent Biologics, Inc.*†	16,000	67,308
Inter & Co., Inc.	2,108	6,368
iQIYI, Inc. ADR†	3,642	13,912
JD Health International, Inc.*†	4,650	35,536
JD.com, Inc., Class A	26,977	803,300
Jinxin Fertility Group, Ltd.*	18,000	14,040
Jiumaojiu International Holdings, Ltd.*	10,000	21,853
JOYY, Inc. ADR	750	19,418
Kanzhun, Ltd. ADR†	1,100	25,861
KE Holdings, Inc. ADR†	4,700	66,317
Kingboard Holdings, Ltd.	10,500	30,766
Kingboard Laminates Holdings, Ltd.	16,000	14,692
Kingdee International Software Group Co., Ltd.†	34,000	73,818
Kingsoft Cloud Holdings, Ltd. ADR†	700	2,296
Kingsoft Corp., Ltd.	12,000	40,340
Kuaishou Technology*†	6,600	66,971
KWG Group Holdings, Ltd.	18,500	3,765
Lee & Man Paper Manufacturing, Ltd.	18,000	6,841
Legend Biotech Corp. ADR†	600	28,344
Li Auto, Inc. ADR†	7,258	238,353
Li Ning Co., Ltd.	32,000	261,294
Logan Group Co., Ltd.	22,000	6,110
Longfor Group Holdings, Ltd.*	26,000	87,020
Lufax Holding, Ltd. ADR	8,266	37,858
Meituan, Class B*†	54,700	1,238,953
Microport Scientific Corp.†	10,000	23,744
Ming Yuan Cloud Group Holdings, Ltd.	5,000	4,620
Minth Group, Ltd.	10,000	26,818
NetEase, Inc.	27,350	508,181
New Oriental Education & Technology Group, Inc.†	21,360	58,773
NIO, Inc. ADR†	18,429	363,604
Noah Holdings, Ltd. ADR†	401	6,977
Parade Technologies, Ltd.	1,000	37,904
Pinduoduo, Inc. ADR†	5,905	289,404
Ping An Healthcare and Technology Co., Ltd.*†	7,000	18,423
RLX Technology, Inc. ADR†	7,798	12,633
Sany Heavy Equipment International Holdings Co., Ltd.	14,000	15,322
Seazen Group, Ltd.†	28,000	9,645
Shenzhou International Group Holdings, Ltd.	11,700	123,743
Shimao Group Holdings, Ltd.	17,500	9,854
Silergy Corp.	4,000	74,926
Sino Biopharmaceutical, Ltd.	141,750	82,287
Smoore International Holdings, Ltd.*	24,000	55,976
Sunac China Holdings, Ltd.	35,000	20,421
Sunac Services Holdings, Ltd.*	10,000	4,314
Sunny Optical Technology Group Co., Ltd.	10,000	135,958
TAL Education Group ADR†	5,319	26,169
Tencent Holdings, Ltd.	77,500	3,048,677
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Tencent Music Entertainment Group ADR†	8,901	$ 37,473
Tingyi Cayman Islands Holding Corp.	26,000	42,859
Tongcheng-Elong Holdings, Ltd.†	11,200	21,514
Topsports International Holdings, Ltd.*	17,000	14,210
Trip.com Group, Ltd. ADR†	6,529	168,318
Uni-President China Holdings, Ltd.	18,000	16,470
Vinda International Holdings, Ltd.	5,000	13,300
Vipshop Holdings, Ltd. ADR†	6,113	55,995
Want Want China Holdings, Ltd.	68,000	55,373
Weibo Corp. ADR†	688	13,223
Weimob, Inc.*†	22,000	11,593
Wuxi Biologics Cayman, Inc.*†	49,000	468,837
Xinyi Solar Holdings, Ltd.	66,000	112,573
Xpeng, Inc. ADR†	5,200	127,036
Yadea Group Holdings, Ltd.*	14,000	30,251
Yihai International Holding, Ltd.	7,000	20,603
Zai Lab, Ltd. ADR†	953	38,625
Zhen Ding Technology Holding, Ltd.	7,000	26,551
Zhongsheng Group Holdings, Ltd.	8,000	45,922
ZTO Express Cayman, Inc. ADR	5,548	141,973
		14,692,575
Chile — 0.5%
Banco de Chile	582,395	55,260
Banco de Credito e Inversiones SA	637	19,220
Banco Santander Chile†	824,433	32,653
Cencosud SA	17,694	24,172
Empresas CMPC SA	15,604	26,512
Empresas COPEC SA	5,516	45,176
Enel Americas SA	275,251	27,858
Falabella SA	8,881	19,810
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,811	179,872
		430,533
China — 6.4%
Agricultural Bank of China, Ltd.	394,000	130,171
Air China, Ltd.†	20,000	15,735
A-Living Smart City Services Co., Ltd.*	6,000	7,363
Aluminum Corp. of China, Ltd.	34,000	12,523
Anhui Conch Cement Co., Ltd.	17,500	69,391
Bank of China, Ltd.	1,110,000	395,062
Bank of Communications Co., Ltd.	127,000	75,716
Beijing Capital International Airport Co., Ltd.†	24,000	14,148
BYD Co., Ltd.	11,000	403,145
CanSino Biologics, Inc.*	1,000	8,414
China Cinda Asset Management Co., Ltd.	87,000	11,987
China CITIC Bank Corp., Ltd.	125,000	52,321
China Coal Energy Co., Ltd.	29,000	22,612
China Communications Services Corp., Ltd.	24,000	9,800
China Construction Bank Corp.	1,315,000	840,787
China Everbright Bank Co., Ltd.	45,000	13,659
China Galaxy Securities Co., Ltd.	39,500	19,569
China International Capital Corp., Ltd.*	18,400	33,940
China Life Insurance Co., Ltd.	102,000	152,164
China Longyuan Power Group Corp. Ltd.	45,000	72,311
China Merchants Bank Co., Ltd.	53,500	290,608
China Minsheng Banking Corp., Ltd.	80,000	26,115

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Molybdenum Co, Ltd.	42,000	$ 20,687
China National Building Material Co., Ltd.	54,000	54,372
China Pacific Insurance Group Co., Ltd.	39,000	83,575
China Petroleum & Chemical Corp.	342,000	160,927
China Railway Group, Ltd.	43,000	25,677
China Shenhua Energy Co., Ltd.	49,000	139,174
China Southern Airlines Co, Ltd.†	26,000	14,108
China Tower Corp., Ltd.*	580,000	74,702
China Vanke Co., Ltd.	24,300	46,410
CITIC Securities Co., Ltd.	36,500	75,186
COSCO SHIPPING Holdings Co., Ltd.	50,050	75,243
Dongfeng Motor Group Co., Ltd.	36,000	24,915
Flat Glass Group Co., Ltd.†	5,000	18,201
Fuyao Glass Industry Group Co., Ltd.*	6,800	33,117
Ganfeng Lithium Co., Ltd.*	4,760	43,278
GF Securities Co., Ltd.	14,600	19,338
Great Wall Motor Co., Ltd.	44,500	70,615
Guangzhou Automobile Group Co., Ltd.	37,200	34,956
Guangzhou R&F Properties Co., Ltd.	26,000	6,146
Haier Smart Home Co., Ltd.	28,600	91,925
Haitong Securities Co., Ltd.	29,200	19,565
Hangzhou Tigermed Consulting Co., Ltd.*	1,700	17,704
Huaneng Power International, Inc.†	48,000	23,018
Huatai Securities Co., Ltd.*	26,200	34,592
Industrial & Commercial Bank of China, Ltd.	785,000	415,628
Jiangsu Expressway Co., Ltd.	14,000	12,222
Jiangxi Copper Co., Ltd.	12,000	14,744
New China Life Insurance Co., Ltd.	10,800	25,838
Nongfu Spring Co., Ltd.*	24,200	145,468
People's Insurance Co. Group of China, Ltd.	104,000	31,190
PetroChina Co., Ltd.	304,000	141,605
Pharmaron Beijing Co., Ltd.*	2,700	22,089
PICC Property & Casualty Co., Ltd.	96,000	98,903
Ping An Insurance Group Co. of China, Ltd.	88,000	519,915
Postal Savings Bank of China Co., Ltd.*	110,000	72,922
Shandong Gold Mining Co, Ltd.*	8,750	15,310
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	45,176
Shanghai Fosun Pharmaceutical Group Co., Ltd.	6,500	23,594
Shanghai Pharmaceuticals Holding Co., Ltd.	5,800	8,747
Sinopharm Group Co., Ltd.	16,800	38,549
TravelSky Technology, Ltd.	12,000	19,959
Tsingtao Brewery Co., Ltd.	8,000	78,368
Weichai Power Co., Ltd.	25,000	35,897
WuXi AppTec Co., Ltd.*	4,896	59,591
Xinjiang Goldwind Science & Technology Co., Ltd.	9,400	16,821
Yanzhou Coal Mining Co., Ltd.	20,000	62,848
Zhejiang Expressway Co., Ltd.	18,000	14,514
ZhongAn Online P&C Insurance Co., Ltd.*†	4,900	12,541
Security Description	Shares or Principal Amount	Value

China (continued)
Zijin Mining Group Co., Ltd.	82,000	$ 96,659
Zoomlion Heavy Industry Science and Technology Co., Ltd.	17,200	8,966
		5,923,036
Colombia — 0.2%
Bancolombia SA	3,585	30,097
Bancolombia SA (Preference Shares)	5,647	41,651
Ecopetrol SA	82,950	44,116
Grupo de Inversiones Suramericana SA	1,232	11,495
Interconexion Electrica SA ESP	6,010	28,879
		156,238
Cyprus — 0.0%
Ozon Holdings PLC ADR(2)	701	0
TCS Group Holding PLC GDR†(1)	1,576	0
		0
Czech Republic — 0.2%
CEZ AS	2,137	96,983
Komercni banka AS	1,302	32,865
Moneta Money Bank AS*	7,476	24,894
		154,742
Greece — 0.2%
Alpha Services and Holdings SA†	25,956	23,047
Eurobank Ergasias Services and Holdings SA†	27,995	25,708
Hellenic Telecommunications Organization SA	2,692	46,341
JUMBO SA	1,014	15,706
OPAP SA	2,396	33,202
Public Power Corp. S.A.†	2,501	14,785
		158,789
Hong Kong — 1.0%
Beijing Enterprises Holdings, Ltd.	6,000	19,262
BYD Electronic International Co., Ltd.	9,500	24,524
China Everbright Environment Group, Ltd.	45,000	24,022
China Merchants Port Holdings Co., Ltd.	17,320	27,971
China Power International Development, Ltd.	50,000	28,374
China Resources Beer Holdings Co., Ltd.	22,000	152,668
China Resources Power Holdings Co., Ltd.	28,000	52,801
China Taiping Insurance Holdings Co., Ltd.	21,600	22,815
China Traditional Chinese Medicine Holdings Co., Ltd.	32,000	13,595
CITIC, Ltd.	78,000	84,325
CSPC Pharmaceutical Group, Ltd.	122,320	134,615
Fosun International, Ltd.	37,000	29,238
Guangdong Investment, Ltd.	38,000	37,099
Hua Hong Semiconductor, Ltd.*†	6,000	18,068
Lenovo Group, Ltd.	106,000	102,935
MMG, Ltd.†	36,000	10,685
Sinotruk Hong Kong, Ltd.	9,000	10,657
Wharf Holdings, Ltd.	20,000	73,268
Yuexiu Property Co., Ltd.	28,000	35,023
		901,945

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	6,654	$ 48,899
OTP Bank Nyrt	3,169	65,018
Richter Gedeon Nyrt	1,902	38,835
		152,752
India — 12.7%
ACC, Ltd.	753	21,169
Adani Enterprises, Ltd.	3,470	112,585
Adani Green Energy, Ltd.†	5,415	149,008
Adani Ports & Special Economic Zone, Ltd.	6,474	62,514
Adani Total Gas, Ltd.	3,511	139,705
Adani Transmission, Ltd.†	3,545	141,536
Ambuja Cements, Ltd.	9,795	46,372
Apollo Hospitals Enterprise, Ltd.	1,102	58,363
Asian Paints, Ltd.	5,198	218,869
Aurobindo Pharma, Ltd.	3,893	26,871
Avenue Supermarts, Ltd.*†	2,121	114,364
Axis Bank, Ltd.	30,995	284,290
Bajaj Auto, Ltd.	798	39,586
Bajaj Finance, Ltd.	3,701	337,838
Bajaj Finserv, Ltd.	487	92,447
Balkrishna Industries, Ltd.	1,036	30,142
Bandhan Bank, Ltd.*	9,067	31,896
Berger Paints India, Ltd.	2,613	20,682
Bharat Electronics, Ltd.	14,680	51,010
Bharat Forge, Ltd.	2,445	22,584
Bharat Petroleum Corp., Ltd.	11,716	48,863
Bharti Airtel, Ltd.†	32,982	282,764
Biocon, Ltd.	5,155	20,047
Britannia Industries, Ltd.	1,420	69,854
Cholamandalam Investment and Finance Co., Ltd.	4,836	43,182
Cipla, Ltd.	6,084	75,623
Coal India, Ltd.	16,454	44,138
Colgate-Palmolive India, Ltd.	1,376	27,595
Container Corp. Of India, Ltd.	2,762	24,800
Dabur India, Ltd.	6,181	45,556
Divi's Laboratories, Ltd.	1,768	85,599
DLF, Ltd.	7,657	37,175
Dr Reddy's Laboratories, Ltd.	1,567	80,909
Eicher Motors, Ltd.	1,700	66,202
GAIL India, Ltd.	19,406	35,975
Godrej Consumer Products, Ltd.†	5,234	56,603
Godrej Properties, Ltd.†	1,798	34,398
Grasim Industries, Ltd.	3,820	75,963
Havells India, Ltd.	2,980	47,156
HCL Technologies, Ltd.	14,941	179,243
HDFC Asset Management Co., Ltd.*	489	12,007
HDFC Life Insurance Co., Ltd.*	12,121	84,965
Hero MotoCorp, Ltd.	1,510	53,650
Hindalco Industries, Ltd.	19,529	102,987
Hindustan Petroleum Corp., Ltd.	8,320	25,266
Hindustan Unilever, Ltd.	11,318	376,796
Housing Development Finance Corp., Ltd.	23,500	711,085
ICICI Bank, Ltd.	68,676	711,946
ICICI Lombard General Insurance Co., Ltd.*	2,658	41,140
ICICI Prudential Life Insurance Co., Ltd.*	4,024	28,263
Indian Oil Corp., Ltd.	36,076	33,116
Security Description	Shares or Principal Amount	Value

India (continued)
Indian Railway Catering & Tourism Corp., Ltd.	3,145	$ 25,390
Indraprastha Gas, Ltd.	3,557	15,549
Indus Towers, Ltd.	8,088	22,750
Info Edge India, Ltd.	950	52,101
Infosys, Ltd.	45,099	881,305
InterGlobe Aviation, Ltd.*†	1,191	28,116
ITC, Ltd.	39,837	152,951
JSW Steel, Ltd.	10,169	81,157
Jubilant Foodworks, Ltd.	5,085	35,567
Kotak Mahindra Bank, Ltd.	7,612	174,669
Larsen & Toubro Infotech, Ltd.*	701	41,951
Larsen & Toubro, Ltd.	9,173	209,396
Lupin, Ltd.	2,736	22,207
Mahindra & Mahindra, Ltd.	10,685	157,181
Marico, Ltd.	6,506	42,703
Maruti Suzuki India, Ltd.	1,810	200,505
Mindtree, Ltd.	872	37,710
Mphasis, Ltd.†	1,114	32,629
MRF, Ltd.	17	18,021
Muthoot Finance, Ltd.	1,484	20,081
Nestle India, Ltd.	455	111,253
NTPC, Ltd.	65,896	127,214
Oil & Natural Gas Corp., Ltd.	35,442	60,248
Page Industries, Ltd.	62	38,458
Petronet LNG, Ltd.	9,779	27,139
PI Industries, Ltd.	1,010	39,385
Pidilite Industries, Ltd.	1,642	50,918
Piramal Enterprises, Ltd.	1,559	34,919
Power Grid Corp. of India, Ltd.	42,054	113,873
Reliance Industries, Ltd.†	38,596	1,225,331
Samvardhana Motherson International, Ltd.	15,497	25,009
SBI Cards & Payment Services, Ltd.	2,884	34,120
SBI Life Insurance Co., Ltd.*	4,961	81,134
Shree Cement, Ltd.	127	32,806
Shriram Transport Finance Co., Ltd.	2,349	41,140
Siemens, Ltd.†	567	19,341
SRF, Ltd.†	1,957	60,105
State Bank of India	23,858	160,036
Sun Pharmaceutical Industries, Ltd.	11,173	133,038
Tata Consultancy Services, Ltd.	12,565	525,093
Tata Consumer Products, Ltd.	8,350	85,537
Tata Motors, Ltd.†	22,179	126,430
Tata Power Co., Ltd.	19,071	53,589
Tata Steel, Ltd.	94,670	129,236
Tech Mahindra, Ltd.	8,265	109,899
Titan Co., Ltd.	4,707	140,202
Torrent Pharmaceuticals, Ltd.	1,084	20,980
Trent, Ltd.	1,848	29,596
UltraTech Cement, Ltd.	1,332	110,001
United Spirits, Ltd.†	2,861	28,190
UPL, Ltd.	6,028	56,382
Vedanta, Ltd.	13,952	44,963
Wipro, Ltd.	17,946	95,605
Yes Bank, Ltd.†	111,453	21,117
Zomato, Ltd.†	21,117	12,345
		11,821,268
Indonesia — 1.6%
Adaro Energy Tbk PT	183,600	40,296
Aneka Tambang Tbk†	102,700	13,572
Astra International Tbk PT	260,900	111,704

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Bank Central Asia Tbk PT	745,500	$ 371,296
Bank Jago Tbk PT†	55,000	39,300
Bank Mandiri Persero Tbk PT	251,000	140,607
Bank Negara Indonesia Persero Tbk PT	90,600	48,091
Bank Rakyat Indonesia Persero Tbk PT	912,200	269,001
Barito Pacific Tbk PT	305,700	18,569
Charoen Pokphand Indonesia Tbk PT	92,900	35,096
Gudang Garam Tbk PT	7,500	14,087
Indah Kiat Pulp & Paper Corp. PT	36,200	18,581
Indofood CBP Sukses Makmur Tbk PT	20,800	12,382
Indofood Sukses Makmur Tbk PT	47,000	21,573
Kalbe Farma Tbk PT	224,100	24,554
Merdeka Copper Gold Tbk PT†	155,600	42,937
Sarana Menara Nusantara Tbk PT	189,300	15,017
Semen Indonesia Persero Tbk PT	34,700	15,295
Telkom Indonesia Persero Tbk PT	646,400	184,693
Tower Bersama Infrastructure Tbk PT	91,600	18,991
Unilever Indonesia Tbk PT	91,400	27,811
United Tractors Tbk PT	23,600	51,641
		1,535,094
Isle of Man — 0.0%
NEPI Rockcastle PLC	5,148	28,323
Kuwait — 0.8%
Agility Public Warehousing Co. KSCP	19,532	57,281
Boubyan Bank KSCP	14,658	39,594
Kuwait Finance House KSCP	71,124	205,796
Mabanee Co. KPSC	12,576	33,575
Mobile Telecommunications Co. KSCP	29,805	59,035
National Bank of Kuwait SAKP	98,705	344,002
		739,283
Luxembourg — 0.0%
Allegro.eu SA*†	5,091	27,542
Reinet Investments SCA	1,465	25,689
		53,231
Malaysia — 1.2%
AMMB Holdings Bhd	15,800	13,858
Axiata Group Bhd	30,600	19,739
CIMB Group Holdings Bhd	84,200	98,672
Dialog Group Bhd	47,800	23,764
DiGi.Com Bhd	32,000	26,106
Genting Bhd	23,000	24,486
Genting Malaysia Bhd	28,800	18,928
HAP Seng Consolidated Bhd	8,200	13,937
Hartalega Holdings Bhd	23,300	14,353
Hong Leong Bank Bhd†	8,500	40,113
IHH Healthcare Bhd	22,700	32,619
Inari Amertron Bhd†	40,600	26,220
IOI Corp. Bhd	27,900	25,286
Kuala Lumpur Kepong Bhd	4,800	23,675
Malayan Banking Bhd	64,500	128,446
Malaysia Airports Holdings Bhd†	10,000	14,066
Maxis Bhd	24,800	20,463
MISC Bhd	15,100	24,478
Nestle Malaysia Bhd	600	18,174
Petronas Chemicals Group Bhd	30,400	60,777
Petronas Dagangan Bhd	3,700	18,644
Petronas Gas Bhd	9,400	36,235
PPB Group Bhd	8,200	30,012
Security Description	Shares or Principal Amount	Value

Malaysia (continued)
Press Metal Aluminium Holdings Bhd	32,400	$ 35,469
Public Bank Bhd	199,600	208,231
QL Resources Bhd	11,600	13,823
RHB Bank Bhd	19,700	26,056
Sime Darby Bhd	26,300	13,848
Sime Darby Plantation Bhd	23,000	22,554
Telekom Malaysia Bhd	11,600	14,818
Tenaga Nasional Bhd	27,300	50,681
Top Glove Corp. Bhd	68,500	14,885
		1,153,416
Mexico — 2.0%
Alfa SAB de CV	38,800	26,665
America Movil SAB de CV, Series L	409,100	388,721
Arca Continental SAB de CV	4,600	31,801
Becle SAB de CV	7,079	16,047
Cemex SAB de CV CPO†	206,400	82,922
Coca-Cola Femsa SAB de CV	4,975	30,047
Fibra Uno Administracion SA de CV	37,300	38,241
Fomento Economico Mexicano SAB de CV	26,100	161,986
Gruma SAB de CV, Class B	2,775	34,489
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,800	64,976
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,495	46,906
Grupo Bimbo SAB de CV, Class A	21,400	75,741
Grupo Carso SAB de CV, Class A1	4,600	17,939
Grupo Financiero Banorte SAB de CV, Class O	35,400	201,750
Grupo Financiero Inbursa SAB de CV, Class O†	27,200	50,262
Grupo Mexico SAB de CV, Class B	42,700	169,225
Grupo Televisa SAB CPO	30,800	48,318
Industrias Penoles SAB de CV	1,630	16,458
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	25,544
Operadora de Sites Mexicanos SA de CV	14,700	17,162
Orbia Advance Corp SAB de CV	12,000	26,572
Promotora y Operadora de Infraestructura SAB de CV	2,130	15,412
Wal-Mart de Mexico SAB de CV	70,300	255,571
		1,842,755
Netherlands — 0.0%
X5 Retail Group NV GDR(2)	1,555	0
Yandex NV, Class A(2)	4,192	0
		0
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	2,325	12,648
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	21,390	22,203
AC Energy Corp.	112,065	17,055
Ayala Corp.	3,755	42,373
Ayala Land, Inc.	108,400	49,774
Bank of the Philippine Islands	23,440	39,587
BDO Unibank, Inc.	24,700	53,653
Globe Telecom, Inc.	345	12,948
International Container Terminal Services, Inc.	11,660	41,218
JG Summit Holdings, Inc.	39,165	36,666

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Jollibee Foods Corp.	4,780	$ 17,453
Manila Electric Co.	2,750	16,981
Metropolitan Bank & Trust Co.	18,723	16,549
Monde Nissin Corp.*†	57,400	14,855
PLDT, Inc.	1,155	34,825
SM Investments Corp.	3,160	44,525
SM Prime Holdings, Inc.	135,200	90,028
Universal Robina Corp.	10,620	21,419
		572,112
Poland — 0.5%
Bank Polska Kasa Opieki SA	2,138	33,793
CD Projekt SA	878	17,235
Cyfrowy Polsat SA	3,958	17,097
Dino Polska SA*†	661	51,784
KGHM Polska Miedz SA	1,972	49,427
LPP SA	16	34,148
PGE Polska Grupa Energetyczna SA†	10,070	22,498
Polski Koncern Naftowy Orlen SA	4,160	67,912
Polskie Gornictwo Naftowe I Gazownictwo SA†	27,552	41,115
Powszechna Kasa Oszczednosci Bank Polski SA	11,583	65,650
Powszechny Zaklad Ubezpieczen SA	7,578	49,580
Santander Bank Polska SA	376	19,058
		469,297
Qatar — 0.9%
Barwa Real Estate Co.	34,884	34,501
Commercial Bank PQSC	21,100	42,464
Industries Qatar QSC	19,992	93,660
Masraf Al Rayan QSC	59,663	72,297
Mesaieed Petrochemical Holding Co.	45,719	34,296
Ooredoo Q.P.S.C.	6,504	16,604
Qatar Electricity & Water Co. QSC	4,301	21,916
Qatar Fuel QSC	6,324	30,938
Qatar Gas Transport Co., Ltd.	36,420	40,837
Qatar International Islamic Bank QSC	6,733	21,905
Qatar Islamic Bank SAQ	15,127	107,219
Qatar National Bank Q.P.S.C.	59,947	331,472
		848,109
Russia — 0.0%
Gazprom PJSC ADR(2)	79,448	0
Lukoil PJSC ADR(2)	5,515	0
Magnit PJSC GDR(2)	4,625	0
MMC Norilsk Nickel PJSC ADR(2)	8,556	0
Mobile TeleSystems PJSC ADR(2)	5,342	0
Novatek PJSC GDR(2)	1,235	0
Novolipetsk Steel PJSC GDR(2)	1,814	0
Phosagro PJSC(2)	13	0
Phosagro PJSC GDR(2)	1,927	0
Polyus PJSC GDR(2)	852	0
Rosneft PJSC GDR(2)	16,114	0
Severstal PAO GDR(2)	2,862	0
Surgutneftegas PJSC ADR(2)	10,541	0
Tatneft PJSC ADR(2)	2,926	0
		0
Saudi Arabia — 4.0%
Abdullah Al Othaim Markets Co.	489	15,157
Advanced Petrochemical Co.	1,578	20,612
Security Description	Shares or Principal Amount	Value

Saudi Arabia (continued)
Al Rajhi Bank	26,276	$ 630,913
Alinma Bank	13,115	134,234
Almarai Co. JSC	3,390	47,309
Arab National Bank	7,328	60,699
Bank AlBilad†	6,412	85,139
Bank Al-Jazira	5,363	37,747
Banque Saudi Fransi	7,816	106,715
Bupa Arabia for Cooperative Insurance Co.	769	33,012
Co. for Cooperative Insurance†	592	9,874
Dar Al Arkan Real Estate Development Co.†	9,752	32,895
Dr. Sulaiman Al Habib Medical Services Group Co.	739	40,606
Emaar Economic City†	3,631	9,828
Etihad Etisalat Co.	5,135	51,792
Jarir Marketing Co.	640	27,790
Mobile Telecommunications Co. Saudi Arabia†	5,130	16,113
Mouwasat Medical Services Co.	491	32,187
National Industrialization Co.†	2,777	12,196
Rabigh Refining & Petrochemical Co.†	2,559	12,555
Riyad Bank	18,467	180,625
SABIC Agri-Nutrients Co.	2,583	91,642
Sahara International Petrochemical Co.	4,799	60,480
Saudi Arabian Mining Co.†	11,150	168,316
Saudi Arabian Oil Co.*	32,832	347,815
Saudi Basic Industries Corp.	12,362	326,634
Saudi British Bank	10,662	120,069
Saudi Electricity Co.	11,038	72,689
Saudi Industrial Investment Group	4,949	36,546
Saudi Kayan Petrochemical Co.†	10,442	41,946
Saudi National Bank	29,400	552,943
Saudi Research & Media Group†	462	23,834
Saudi Telecom Co.	8,097	216,722
Savola Group	3,609	31,893
Yanbu National Petrochemical Co.	3,335	44,128
		3,733,655
Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	21,291
South Africa — 3.1%
Absa Group, Ltd.	9,656	98,836
African Rainbow Minerals, Ltd.	1,413	19,916
Anglo American Platinum, Ltd.	710	54,430
AngloGold Ashanti, Ltd.	5,570	82,211
Aspen Pharmacare Holdings, Ltd.	4,858	42,545
Bid Corp., Ltd.	4,316	80,324
Bidvest Group, Ltd.	3,426	44,066
Capitec Bank Holdings, Ltd.	1,077	129,201
Clicks Group, Ltd.	3,106	52,387
Discovery, Ltd.†	6,646	51,337
Exxaro Resources, Ltd.	3,710	45,158
FirstRand, Ltd.	64,906	256,417
Gold Fields, Ltd.	11,884	110,727
Growthpoint Properties, Ltd.	38,120	31,062
Harmony Gold Mining Co., Ltd.	6,594	21,130
Impala Platinum Holdings, Ltd.	10,887	121,368
Kumba Iron Ore, Ltd.	844	25,088
Mr. Price Group, Ltd.	3,088	33,747
MTN Group, Ltd.	22,749	190,722
MultiChoice Group, Ltd.	5,919	42,383

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Naspers, Ltd., Class N	2,959	$ 421,992
Nedbank Group, Ltd.	5,570	72,778
Northam Platinum Holdings, Ltd.†	4,333	46,036
Old Mutual, Ltd.	61,491	41,970
Pepkor Holdings, Ltd.*	16,088	19,556
Remgro, Ltd.	5,915	48,642
Sanlam, Ltd.	23,915	78,621
Sasol, Ltd.†	7,454	157,006
Shoprite Holdings, Ltd.	6,487	87,592
Sibanye Stillwater, Ltd.	35,477	87,339
SPAR Group, Ltd.	2,090	16,903
Standard Bank Group, Ltd.	17,725	171,128
Tiger Brands, Ltd.	2,003	19,858
Vodacom Group, Ltd.	8,572	71,232
Woolworths Holdings, Ltd.	11,889	37,835
		2,911,543
South Korea — 10.9%
Alteogen, Inc.†	361	18,208
Amorepacific Corp.	423	42,260
BGF retail Co., Ltd.	92	12,805
Celltrion Healthcare Co., Ltd.	982	54,941
Celltrion Pharm, Inc.†	227	14,863
Celltrion, Inc.	1,363	200,369
Cheil Worldwide, Inc.	715	12,596
CJ CheilJedang Corp.	113	34,003
CJ ENM Co., Ltd.	106	8,326
CJ Logistics Corp.†	110	9,920
Coway Co, Ltd.†	543	26,746
DB Insurance Co., Ltd.	563	26,205
Doosan Bobcat, Inc.	500	12,054
Doosan Enerbility Co., Ltd.†	4,704	68,382
Ecopro BM Co., Ltd.	600	55,562
E-MART Inc.	247	21,597
F&F Co., Ltd.	223	25,783
Green Cross Corp.	64	8,559
GS Engineering & Construction Corp.	789	18,203
GS Holdings Corp.†	649	20,892
Hana Financial Group, Inc.	4,136	118,225
Hankook Tire & Technology Co., Ltd.	947	25,488
Hanmi Pharm Co., Ltd.	77	18,431
Hanon Systems	2,390	19,706
Hanwha Solutions Corp.†	1,683	57,092
HD Hyundai Co., Ltd.	510	22,394
HLB, Inc.†	1,138	36,869
Hotel Shilla Co., Ltd.	288	15,972
HYBE Co., Ltd.†	166	22,560
Hyundai Engineering & Construction Co., Ltd.	947	31,007
Hyundai Glovis Co., Ltd.	239	33,598
Hyundai Merchant Marine Co., Ltd.	3,345	64,266
Hyundai Mobis Co., Ltd.	913	161,251
Hyundai Motor Co.	1,942	294,904
Hyundai Motor Co. (2nd Preference Shares)	341	24,793
Hyundai Motor Co. (Preference Shares)	195	14,180
Hyundai Steel Co.	1,079	28,490
Iljin Materials Co., Ltd.	315	17,962
Industrial Bank of Korea	2,725	19,734
Kakao Corp.	4,181	241,981
Kakao Games Corp.†	409	16,057
KakaoBank Corp.†	1,267	30,151
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Kangwon Land, Inc.†	1,186	$ 23,747
KB Financial Group, Inc.	5,445	202,758
Kia Corp.	3,625	227,400
Korea Aerospace Industries, Ltd.	721	31,737
Korea Electric Power Corp.†	3,329	57,447
Korea Investment Holdings Co., Ltd.	528	25,664
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	463	30,308
Korea Zinc Co., Ltd.	84	30,867
Korean Air Lines Co., Ltd.†	2,137	41,839
Krafton, Inc.†	297	53,773
KT&G Corp.	1,562	98,426
Kumho Petrochemical Co., Ltd.	246	24,635
L&F Co., Ltd.†	302	53,840
LG Chem, Ltd.	645	300,846
LG Chem, Ltd. (Preference Shares)	87	19,556
LG Corp.	1,184	74,059
LG Display Co., Ltd.†	3,126	37,042
LG Electronics, Inc.	1,484	108,322
LG Energy Solution, Ltd.†	282	92,207
LG H&H Co., Ltd.	134	80,612
LG Innotek Co., Ltd.	178	49,838
LG Uplus Corp.	1,876	18,085
Lotte Chemical Corp.	224	30,567
Meritz Fire & Marine Insurance Co, Ltd.†	546	14,541
Meritz Securities Co, Ltd.	3,697	13,781
Mirae Asset Daewoo Co., Ltd.	3,672	18,625
NAVER Corp.	1,706	342,048
NCSoft Corp.	226	65,050
Netmarble Corp.*	264	14,708
Orion Corp.	289	22,447
Pan Ocean Co., Ltd.†	3,044	13,277
PearlAbyss Corp.†	340	14,032
POSCO Chemical Co., Ltd.	366	37,341
POSCO Holdings, Inc.	993	185,986
Samsung Biologics Co, Ltd.*†	224	148,829
Samsung C&T Corp.	1,149	106,874
Samsung Electro-Mechanics Co., Ltd.	768	84,651
Samsung Electronics Co., Ltd.	64,254	3,047,181
Samsung Electronics Co., Ltd. (Preference Shares)	11,014	485,373
Samsung Engineering Co., Ltd.†	1,634	24,755
Samsung Fire & Marine Insurance Co., Ltd.	403	61,450
Samsung Heavy Industries Co., Ltd.†	8,827	38,434
Samsung Life Insurance Co., Ltd.	978	45,697
Samsung SDI Co., Ltd.	769	338,514
Samsung SDS Co., Ltd.	443	46,403
Samsung Securities Co. Ltd.	706	19,106
SD Biosensor, Inc.	486	15,166
Seegene, Inc.	480	14,730
Shinhan Financial Group Co., Ltd.†	5,949	164,123
SK Biopharmaceuticals Co., Ltd.†	193	11,649
SK Bioscience Co., Ltd.†	260	24,520
SK Chemicals Co., Ltd.	153	12,415
SK Hynix, Inc.	7,314	552,367
SK IE Technology Co., Ltd.*†	193	12,118
SK Innovation Co., Ltd.†	677	98,354
SK Square Co., Ltd.†	1,308	43,364
SK Telecom Co., Ltd.	334	13,812
SK, Inc.	560	95,253

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
SKC Co., Ltd.	252	$ 26,522
S-Oil Corp.	578	41,083
Woori Financial Group, Inc.	7,094	65,052
Yuhan Corp.	687	30,515
		10,131,106
Taiwan — 13.2%
Accton Technology Corp.	7,000	58,322
Acer, Inc.	56,000	42,337
Advantech Co., Ltd.	6,499	74,945
ASE Technology Holding Co., Ltd.	44,000	128,027
Asia Cement Corp.	22,000	30,513
Asustek Computer, Inc.	11,000	103,724
AUO Corp.	114,000	51,065
Catcher Technology Co., Ltd.	10,000	57,172
Cathay Financial Holding Co., Ltd.	102,000	155,280
Chang Hwa Commercial Bank, Ltd.	46,165	27,482
Cheng Shin Rubber Industry Co., Ltd.	16,000	18,961
China Development Financial Holding Corp.	201,451	87,152
China Steel Corp.	156,000	144,974
Chunghwa Telecom Co., Ltd.	49,000	198,169
Compal Electronics, Inc.	66,000	50,396
CTBC Financial Holding Co., Ltd.†	246,000	189,296
Delta Electronics, Inc.	27,000	233,430
E Ink Holdings, Inc.†	12,000	78,880
E.Sun Financial Holding Co., Ltd.	164,402	151,303
Eclat Textile Co., Ltd.	2,000	27,439
eMemory Technology, Inc.	1,000	40,037
Evergreen Marine Corp Taiwan, Ltd.	35,000	112,495
Far Eastern New Century Corp.	27,000	27,502
Far EasTone Telecommunications Co., Ltd.	20,000	50,534
Feng TAY Enterprise Co., Ltd.	5,280	29,530
First Financial Holding Co., Ltd.	123,346	111,532
Formosa Chemicals & Fibre Corp.	43,000	100,879
Formosa Petrochemical Corp.	16,000	45,339
Formosa Plastics Corp.	48,000	147,926
Foxconn Technology Co., Ltd.	9,000	14,825
Fubon Financial Holding Co., Ltd.	96,800	182,132
Giant Manufacturing Co., Ltd.	4,000	32,787
Globalwafers Co., Ltd.	3,000	45,802
Hiwin Technologies Corp.	3,376	24,427
Hon Hai Precision Industry Co., Ltd.	166,200	606,114
Hotai Motor Co., Ltd.	4,000	80,839
Hua Nan Financial Holdings Co., Ltd.	109,123	84,436
Innolux Corp.†	111,000	38,382
Inventec Corp.	55,000	43,607
Largan Precision Co., Ltd.	1,000	70,274
Lite-On Technology Corp.	37,000	80,786
MediaTek, Inc.	20,000	459,906
Mega Financial Holding Co., Ltd.†	135,000	160,119
Micro-Star International Co., Ltd.	12,000	47,502
momo.com, Inc.	1,200	32,968
Nan Ya Plastics Corp.	65,000	146,046
Nan Ya Printed Circuit Board Corp.	3,000	24,299
Nanya Technology Corp.	16,000	28,087
Nien Made Enterprise Co., Ltd.	2,000	19,165
Novatek Microelectronics Corp.	8,000	71,417
Oneness Biotech Co., Ltd.†	2,000	12,594
Pegatron Corp.	30,000	62,496
Pou Chen Corp.	21,000	18,811
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
President Chain Store Corp.	6,000	$ 56,820
Quanta Computer, Inc.	39,000	110,292
Realtek Semiconductor Corp.†	6,000	68,943
Ruentex Development Co., Ltd.	13,300	24,333
Shanghai Commercial & Savings Bank, Ltd.	40,000	67,126
Shin Kong Financial Holding Co., Ltd.†	120,598	34,541
SinoPac Financial Holdings Co., Ltd.†	131,860	74,520
Synnex Technology International Corp.	15,000	27,809
Taishin Financial Holding Co., Ltd.	132,772	69,872
Taiwan Cement Corp.	65,512	85,022
Taiwan Cooperative Financial Holding Co., Ltd.	111,953	102,793
Taiwan High Speed Rail Corp.	21,000	20,586
Taiwan Mobile Co., Ltd.	21,000	71,240
Taiwan Semiconductor Manufacturing Co., Ltd.	331,000	5,668,532
Unimicron Technology Corp.	17,000	90,636
Uni-President Enterprises Corp.	62,000	146,252
United Microelectronics Corp.	163,000	218,674
Vanguard International Semiconductor Corp.	13,000	31,399
Voltronic Power Technology Corp.	1,000	49,028
Wan Hai Lines, Ltd.	9,200	33,120
Win Semiconductors Corp.	5,000	26,723
Winbond Electronics Corp.	40,000	31,149
Wiwynn Corp.	1,000	24,811
WPG Holdings, Ltd.	15,000	25,212
Yageo Corp.	6,000	68,733
Yang Ming Marine Transport Corp.	20,000	60,283
Yuanta Financial Holding Co., Ltd.	114,640	76,776
		12,327,687
Thailand — 1.6%
Advanced Info Service PCL NVDR	15,700	85,842
Airports of Thailand PCL NVDR†	57,200	109,331
B Grimm Power PCL	8,400	8,671
Bangkok Dusit Medical Services PCL NVDR	126,400	91,990
Bangkok Expressway & Metro PCL NVDR	104,700	24,779
BTS Group Holdings PCL NVDR	107,600	25,312
Bumrungrad Hospital PCL	4,600	22,744
Central Pattana PCL NVDR	31,200	54,477
Central Retail Corp. PCL NVDR	20,508	20,649
Charoen Pokphand Foods PCL NVDR	51,700	35,565
CP ALL PCL NVDR	76,500	128,406
Delta Electronics Thai PCL NVDR	4,200	55,158
Energy Absolute PCL NVDR	22,100	48,971
Global Power Synergy PCL	8,100	14,908
Gulf Energy Development PCL NVDR	40,900	53,263
Home Product Center PCL NVDR	84,300	30,540
Indorama Ventures PCL NVDR	24,900	30,169
Intouch Holdings PCL NVDR†	15,000	28,928
Krung Thai Bank PCL	46,300	20,103
Krungthai Card PCL	6,300	9,798
Krungthai Card PCL NVDR†	12,300	19,458
Land & Houses PCL NVDR	102,700	23,921
Minor International PCL NVDR†	35,300	32,462
Osotspa PCL	17,100	14,682
PTT Exploration & Production PCL NVDR	18,100	81,400
PTT Global Chemical PCL NVDR	28,700	35,123

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
PTT Oil & Retail Business PCL		37,000	$ 25,423
PTT PCL NVDR		133,900	126,799
Ratch Group PCL†		17,800	18,677
SCB X PCL		11,600	32,556
SCG Packaging PCL		16,300	22,990
Siam Cement PCL NVDR		10,600	107,606
Srisawad Corp. PCL		8,000	10,812
Thai Oil PCL NVDR		15,100	21,112
True Corp. PCL NVDR		147,500	19,242
			1,491,867
Turkey — 0.2%
Akbank Turk AS		36,733	17,699
Aselsan Elektronik Sanayi Ve Ticaret AS		9,732	12,074
BIM Birlesik Magazalar AS		5,965	30,716
Eregli Demir ve Celik Fabrikalari TAS		17,018	26,269
Ford Otomotiv Sanayi AS		887	15,001
KOC Holding AS		9,241	19,038
Tupras Turkiye Petrol Rafinerileri AS†		1,600	23,989
Turkcell Iletisim Hizmetleri AS		15,252	14,419
Turkiye Is Bankasi AS		42,388	12,366
Turkiye Sise ve Cam Fabrikalari AS		17,135	21,040
			192,611
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC		38,822	96,523
Abu Dhabi Islamic Bank PJSC		21,048	52,176
Abu Dhabi National Oil Co. for Distribution PJSC		28,130	32,783
Aldar Properties PJSC		55,751	74,516
Dubai Islamic Bank PJSC		40,479	64,881
Emaar Properties PJSC		57,627	86,525
Emirates NBD Bank PJSC		36,259	136,344
Emirates Telecommunications Group Co. PJSC		46,552	353,909
First Abu Dhabi Bank PJSC		58,577	310,087
			1,207,744
United States — 0.3%
Southern Copper Corp.		1,232	61,353
Yum China Holdings, Inc.		5,535	269,610
			330,963
Total Common Stocks (cost $84,053,713)			78,726,663
CORPORATE BONDS & NOTES — 0.0%
India — 0.0%
Britannia Industries, Ltd.
5.50%, 06/03/2024 (cost $566)	INR	41,180	506
UNAFFILIATED INVESTMENT COMPANIES — 6.5%
United States — 6.5%
iShares MSCI China A ETF		127,699	4,503,944
iShares MSCI Emerging Markets ETF		38,064	1,521,037
Total Unaffiliated Investment Companies (cost $6,478,216)			6,024,981
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings No 8 PCL Expires 11/20/2026†		21,520	158
Security Description	Shares or Principal Amount	Value

Thailand (continued)
BTS Group Holdings PCL Expires 11/07/2024†	10,760	$ 82
BTS Group Holdings PCL Expires 09/05/2022†	5,380	1
Minor International PCL Expires 02/05/2024†	1,103	116
Minor International PCL Expires 05/05/2023†	1,217	169
Minor International PCL Expires 07/31/2023†	1,605	501
Srisawad Corp. PCL Expires 08/29/2025†	320	42
Total Warrants (cost $—)		1,069
Total Long-Term Investment Securities (cost $90,532,495)		84,753,219
SHORT-TERM INVESTMENTS — 0.7%
U.S. Government — 0.7%
United States Treasury Bills
0.26%, 12/01/2022(3)	$ 400,000	396,521
1.01%, 02/23/2023(3)	250,000	246,148
Total Short-Term Investments (cost $648,206)		642,669
TOTAL INVESTMENTS (cost $91,180,701)(4)	91.7%	85,395,888
Other assets less liabilities	8.3	7,741,548
NET ASSETS	100.0%	$93,137,436
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $4,175,232 representing 4.5% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	05/30/2018	22,931	$104,955
	01/28/2021	13,839	78,940
	05/04/2018	42,678	192,309
		79,448	376,204	$0	$0.00	0.00%
Lukoil PJSC ADR
	05/04/2018	3,791	246,023
	05/30/2018	1,724	115,874
		5,515	361,897	0	0.00	0.00
Magnit PJSC GDR
	05/04/2018	2,346	44,142
	05/30/2018	1,119	22,180
	07/28/2020	1,160	18,127
		4,625	84,449	0	0.00	0.00
MMC Norilsk Nickel PJSC ADR
	05/04/2018	5,720	98,910
	05/30/2018	2,836	49,974
		8,556	148,884	0	0.00	0.00
Mobile TeleSystems PJSC ADR
	05/30/2018	1,630	16,186
	05/03/2018	2,565	26,258
	01/09/2020	1,147	12,003
		5,342	54,447	0	0.00	0.00
Novatek PJSC GDR
	05/04/2018	924	115,173
	05/30/2018	311	44,022
		1,235	159,195	0	0.00	0.00
Novolipetsk Steel PJSC GDR	09/30/2021	1,814	54,499	0	0.00	0.00
Ozon Holdings PLC ADR	09/30/2021	701	34,889	0	0.00	0.00
Phosagro PJSC
	05/04/2018	8	110
	05/30/2018	1	4
	07/28/2020	4	53
		13	167	0	0.00	0.00
Phosagro PJSC GDR
	05/30/2018	44	593
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	05/04/2018	1,191	$17,007
	07/28/2020	692	8,305
		1,927	25,905	$0	$0.00	0.00%
Polyus PJSC GDR	09/30/2021	852	68,456	0	0.00	0.00
Rosneft PJSC GDR
	05/04/2018	9,570	58,608
	05/30/2018	6,544	39,785
		16,114	98,393	0	0.00	0.00
Severstal PAO GDR
	05/04/2018	1,809	28,141
	05/30/2018	1,053	16,966
		2,862	45,107	0	0.00	0.00
Surgutneftegas PJSC ADR
	05/04/2018	6,836	31,487
	05/30/2018	3,705	16,723
		10,541	48,210	0	0.00	0.00
Tatneft PJSC ADR
	05/04/2018	1,874	116,610
	05/30/2018	1,052	68,590
		2,926	185,200	0	0.00	0.00
VK Co., Ltd.	09/30/2021	1,364	28,193	0	0.00	0.00
X5 Retail Group NV GDR	01/28/2021	1,555	56,407	0	0.00	0.00
Yandex NV, Class A	01/27/2021	4,192	270,131	0	0.00	0.00
				$0		0.00%
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
GDS—Global Depositary Share
NVDR—Non-Voting Depositary Receipt
INR—Indian Rupee

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
168	Long	MSCI Emerging Markets Index	September 2022	$8,487,277	$8,387,400	$(99,877)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 117,366	$ 305,831	$14,630	$ 437,827
Brazil	4,294,223	—	—	4,294,223
British Virgin Islands	—	—	0	0
Cayman Islands	2,032,576	12,659,999	—	14,692,575
Chile	430,533	—	—	430,533
Colombia	156,238	—	—	156,238
Cyprus	—	—	0	0
Mexico	1,842,755	—	—	1,842,755
Netherlands	—	—	0	0
Peru	12,648	—	—	12,648
Russia	—	—	0	0
Thailand	66,933	1,424,934	—	1,491,867
United States	330,963	—	—	330,963
Other Countries	—	55,037,034	—	55,037,034
Unaffiliated Investment Companies	6,024,981	—	—	6,024,981
Warrants	1,069	—	—	1,069
Corporate Bonds & Notes	—	506	—	506
Short-Term Investments	—	642,669	—	642,669
Total Investments at Value	$15,310,285	$70,070,973	$14,630	$85,395,888
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 99,877	$ —	$ —	$ 99,877
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Banks	18.4%
Electric	6.2
Pharmaceuticals	5.4
Media	5.3
Telecommunications	4.8
Pipelines	3.6
Oil & Gas	3.6
Beverages	3.6
Diversified Financial Services	3.3
Commercial Services	3.1
REITS	3.1
Electronics	3.1
Software	2.8
Healthcare-Products	2.7
Transportation	2.5
Computers	2.3
Semiconductors	2.3
Internet	2.2
Insurance	2.2
Food	2.0
Healthcare-Services	2.0
Retail	1.9
Aerospace/Defense	1.5
Auto Manufacturers	1.5
Building Materials	0.9
Gas	0.8
Metal Fabricate/Hardware	0.8
Biotechnology	0.6
Machinery-Diversified	0.6
Agriculture	0.6
Entertainment	0.6
Chemicals	0.5
Miscellaneous Manufacturing	0.5
Mining	0.4
Packaging & Containers	0.4
Advertising	0.3
Machinery-Construction & Mining	0.3
Electrical Components & Equipment	0.2
Auto Parts & Equipment	0.2
Shipbuilding	0.2
Oil & Gas Services	0.2
Office/Business Equipment	0.1
Lodging	0.1
Distribution/Wholesale	0.1
Environmental Control	0.1
Energy-Alternate Sources	0.1
98.0%
Credit Quality#†
Aaa	2.7%
Aa	1.5
A	38.0
Baa	47.7
Ba	4.0
B	2.9
Caa	2.3
Not Rated@	0.9
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-termsecurities.
@	Represents debt issues that either have no rating, or the rating isunavailable from the data source.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 97.9%
Advertising — 0.3%
CMG Media Corp.
8.88%, 12/15/2027*	$ 775,000	$ 622,906
Interpublic Group of Cos., Inc.
3.38%, 03/01/2041	3,440,000	2,633,815
Stagwell Global LLC
5.63%, 08/15/2029*	775,000	650,807
		3,907,528
Aerospace/Defense — 1.5%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	2,000,000	1,975,925
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,707,702
3.95%, 08/01/2059	2,670,000	1,954,357
5.81%, 05/01/2050	2,570,000	2,574,701
Lockheed Martin Corp.
3.55%, 01/15/2026	6,230,000	6,327,624
Teledyne Technologies, Inc.
1.60%, 04/01/2026	5,750,000	5,223,558
TransDigm UK Holdings PLC
6.88%, 05/15/2026	575,000	573,810
TransDigm, Inc.
5.50%, 11/15/2027	150,000	142,015
6.25%, 03/15/2026*	300,000	302,250
7.50%, 03/15/2027	275,000	279,487
		21,061,429
Agriculture — 0.6%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	3,994,800
4.54%, 08/15/2047	5,625,000	4,227,391
		8,222,191
Auto Manufacturers — 1.5%
Daimler Trucks Finance North America LLC
2.00%, 12/14/2026*	3,030,000	2,764,457
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	300,000	284,302
4.00%, 11/13/2030	750,000	663,477
4.13%, 08/17/2027	575,000	540,658
5.11%, 05/03/2029	200,000	194,438
5.13%, 06/16/2025	200,000	199,679
General Motors Co.
4.00%, 04/01/2025	1,555,000	1,549,276
5.20%, 04/01/2045	3,750,000	3,269,404
Hyundai Capital America
1.30%, 01/08/2026*	3,610,000	3,248,654
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,658,084
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,361,487
		19,733,916
Auto Parts & Equipment — 0.2%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	375,000	350,696
Clarios Global LP/Clarios US Finance Co.
8.50%, 05/15/2027*	900,000	911,250
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	$ 700,000	$ 523,460
IHO Verwaltungs GmbH
6.38%, 05/15/2029*(1)	375,000	323,438
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/2029*	775,000	612,443
		2,721,287
Banks — 18.4%
Associated Banc-Corp
4.25%, 01/15/2025	2,710,000	2,717,244
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	2,038,597
2.69%, 04/22/2032	5,600,000	4,878,218
2.88%, 10/22/2030	4,000,000	3,609,715
2.97%, 02/04/2033	3,600,000	3,194,720
3.71%, 04/24/2028	2,975,000	2,897,672
3.82%, 01/20/2028	3,170,000	3,111,195
3.95%, 04/21/2025	1,000,000	1,000,481
4.00%, 04/01/2024 to 01/22/2025	6,850,000	6,898,296
4.18%, 11/25/2027	2,760,000	2,752,267
4.38%, 04/27/2028	6,360,000	6,380,945
4.57%, 04/27/2033	3,150,000	3,176,710
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	9,433,607
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	4,845,186
2.98%, 11/05/2030	1,390,000	1,255,808
3.06%, 01/25/2033	3,010,000	2,672,348
3.35%, 04/24/2025	2,085,000	2,060,374
3.40%, 05/01/2026	3,340,000	3,286,338
3.52%, 10/27/2028	6,250,000	5,973,598
4.13%, 07/25/2028	1,340,000	1,333,592
4.30%, 11/20/2026	3,100,000	3,132,370
4.91%, 05/24/2033	3,880,000	3,998,148
5.50%, 09/13/2025	2,500,000	2,605,778
Citizens Financial Group, Inc.
4.15%, 09/28/2022*	3,510,000	3,514,045
Comerica, Inc.
3.80%, 07/22/2026	2,330,000	2,316,191
Fifth Third Bancorp
2.38%, 01/28/2025	1,765,000	1,708,676
4.30%, 01/16/2024	3,485,000	3,516,012
Goldman Sachs Capital I
6.35%, 02/15/2034	2,500,000	2,742,878
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	5,000,000	4,221,337
2.62%, 04/22/2032	5,700,000	4,926,062
3.10%, 02/24/2033	4,225,000	3,781,877
3.81%, 04/23/2029	3,800,000	3,682,898
4.22%, 05/01/2029	3,125,000	3,090,278
4.39%, 06/15/2027	9,825,000	9,883,014
5.15%, 05/22/2045	3,000,000	3,023,165
Huntington Bancshares, Inc.
4.55%, 05/17/2028	3,150,000	3,207,611
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	4,955,258
2.95%, 02/24/2028	2,310,000	2,184,392
2.96%, 01/25/2033	3,500,000	3,118,920
3.38%, 05/01/2023	1,510,000	1,512,859
3.88%, 09/10/2024	10,500,000	10,562,336
4.32%, 04/26/2028	6,500,000	6,526,836
4.57%, 06/14/2030	8,570,000	8,625,835

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
8.00%, 04/29/2027	$ 460,000	$ 536,218
Morgan Stanley
1.59%, 05/04/2027	4,115,000	3,747,695
1.93%, 04/28/2032	5,000,000	4,124,467
2.94%, 01/21/2033	4,985,000	4,460,499
3.77%, 01/24/2029	2,000,000	1,946,873
3.95%, 04/23/2027	8,250,000	8,142,832
4.10%, 05/22/2023	4,000,000	4,015,746
4.21%, 04/20/2028	6,500,000	6,501,206
4.46%, 04/22/2039	3,125,000	3,038,236
5.00%, 11/24/2025	2,000,000	2,060,428
PNC Bank NA
3.88%, 04/10/2025	3,110,000	3,109,564
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,670,012
State Street Corp.
4.42%, 05/13/2033	3,150,000	3,231,537
Truist Bank
3.80%, 10/30/2026	3,000,000	2,982,759
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,871,938
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	5,289,353
3.53%, 03/24/2028	5,600,000	5,411,987
3.91%, 04/25/2026	6,110,000	6,070,808
4.30%, 07/22/2027	4,800,000	4,867,067
4.90%, 11/17/2045	2,330,000	2,259,342
		250,692,254
Beverages — 3.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026	6,050,000	6,086,546
4.90%, 02/01/2046	3,270,000	3,328,089
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	2,920,000	2,833,256
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,253,407
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	9,524,197
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	2,250,000	2,033,825
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,407,626
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	327,907
4.35%, 05/09/2027	3,150,000	3,191,099
4.65%, 11/15/2028	5,335,000	5,414,890
5.25%, 11/15/2048	2,250,000	2,329,196
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	2,000,000	2,036,970
4.99%, 05/25/2038	1,340,000	1,373,864
PepsiCo, Inc.
1.95%, 10/21/2031	5,000,000	4,443,181
		48,584,053
Biotechnology — 0.6%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,801,844
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Grifols Escrow Issuer SA
4.75%, 10/15/2028*	$ 200,000	$ 177,254
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	992,706
2.80%, 09/15/2050	3,920,000	2,845,605
		8,817,409
Building Materials — 0.9%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	200,000	186,500
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,746,905
2.72%, 02/15/2030	1,265,000	1,138,070
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	700,000	551,250
Koppers, Inc.
6.00%, 02/15/2025*	650,000	619,275
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	2,992,374
3.00%, 11/15/2023	3,365,000	3,334,614
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	175,000	148,096
Standard Industries, Inc.
5.00%, 02/15/2027*	800,000	769,496
		12,486,580
Chemicals — 0.5%
Axalta Coating Systems LLC
3.38%, 02/15/2029*	350,000	305,186
Diamond BC BV
4.63%, 10/01/2029*	600,000	508,488
Element Solutions, Inc.
3.88%, 09/01/2028*	400,000	369,292
Herens Holdco SARL
4.75%, 05/15/2028*	525,000	440,046
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*	4,050,000	3,700,744
1.83%, 10/15/2027*	635,000	560,456
Olympus Water US Holding Corp.
6.25%, 10/01/2029*	675,000	482,625
Polar US Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/2026*	425,000	285,086
WR Grace Holdings LLC
5.63%, 08/15/2029*	475,000	400,900
		7,052,823
Commercial Services — 3.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	700,000	539,510
9.75%, 07/15/2027*	500,000	458,650
Ashtead Capital, Inc.
2.45%, 08/12/2031*	3,750,000	3,014,240
Cintas Corp. No 2
4.00%, 05/01/2032	3,375,000	3,459,091
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	3,169,226
Equifax, Inc.
2.60%, 12/01/2024	1,750,000	1,698,006

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
3.25%, 06/01/2026	$ 3,425,000	$ 3,297,800
3.95%, 06/15/2023	1,315,000	1,314,906
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	678,692
5.63%, 03/15/2042*	4,090,000	4,288,595
Garda World Security Corp.
6.00%, 06/01/2029*	600,000	468,361
Global Payments, Inc.
4.45%, 06/01/2028	870,000	850,538
4.80%, 04/01/2026	695,000	700,797
GW B-CR Security Corp.
9.50%, 11/01/2027*	572,000	535,164
GXO Logistics, Inc.
1.65%, 07/15/2026	2,395,000	2,077,760
2.65%, 07/15/2031	2,825,000	2,217,008
HealthEquity, Inc.
4.50%, 10/01/2029*	475,000	442,386
MPH Acquisition Holdings LLC
5.50%, 09/01/2028*	300,000	279,000
5.75%, 11/01/2028*	375,000	317,813
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/2028*	375,000	367,500
5.88%, 10/01/2030*	275,000	269,500
S&P Global, Inc.
4.25%, 05/01/2029*	5,415,000	5,539,118
Team Health Holdings, Inc.
6.38%, 02/01/2025*	250,000	170,405
Verisk Analytics, Inc.
4.00%, 06/15/2025	250,000	251,126
4.13%, 09/12/2022 to 03/15/2029	2,228,000	2,228,823
5.50%, 06/15/2045	3,560,000	3,727,667
		42,361,682
Computers — 2.3%
Apple, Inc.
1.65%, 05/11/2030 to 02/08/2031	14,320,000	12,665,049
2.80%, 02/08/2061	8,615,000	6,678,096
Condor Merger Sub, Inc.
7.38%, 02/15/2030*	850,000	746,279
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,579,266
Fortinet, Inc.
1.00%, 03/15/2026	1,200,000	1,075,927
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	824,722
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	4,630,913
3.63%, 05/15/2025	1,475,000	1,458,735
NCR Corp.
5.75%, 09/01/2027*	150,000	146,718
6.13%, 09/01/2029*	425,000	413,780
Seagate HDD Cayman
3.13%, 07/15/2029	425,000	355,649
		31,575,134
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	300,000	256,500
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
BCPE Empire Holdings, Inc.
7.63%, 05/01/2027*	$ 750,000	$ 655,856
		912,356
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	1,830,000	1,619,843
3.40%, 10/29/2033	2,500,000	2,067,529
4.63%, 10/15/2027	3,150,000	3,024,252
4.88%, 01/16/2024	715,000	715,580
Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,437,647
American Express Co.
4.05%, 05/03/2029	4,725,000	4,767,487
Capital One Bank USA NA
3.38%, 02/15/2023	6,100,000	6,096,549
Capital One Financial Corp.
4.20%, 10/29/2025	1,690,000	1,691,313
Cboe Holdings, Inc.
3.65%, 01/12/2027	3,000,000	3,011,742
Charles Schwab Corp.
3.63%, 04/01/2025	2,650,000	2,662,307
Discover Financial Services
3.85%, 11/21/2022	3,212,000	3,219,853
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,600,809
Jefferies Group LLC
6.50%, 01/20/2043	1,170,000	1,190,566
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63%, 10/15/2031	3,150,000	2,533,308
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/2027	3,475,000	3,522,366
LD Holdings Group LLC
6.13%, 04/01/2028*	175,000	106,313
Navient Corp.
5.50%, 03/15/2029	375,000	321,503
6.75%, 06/25/2025 to 06/15/2026	275,000	264,446
NFP Corp.
6.88%, 08/15/2028*	1,000,000	879,340
Nuveen Finance LLC
4.13%, 11/01/2024*	1,080,000	1,078,463
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.
3.88%, 03/01/2031*	550,000	453,022
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
2.88%, 10/15/2026*	150,000	132,750
United Wholesale Mtg. LLC
5.50%, 11/15/2025*	300,000	280,176
5.75%, 06/15/2027*	425,000	371,048
		45,048,212
Electric — 6.2%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	3,366,583
Ameren Corp.
1.95%, 03/15/2027	1,090,000	997,149
3.65%, 02/15/2026	1,480,000	1,471,859

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
American Electric Power Co., Inc.
2.03%, 03/15/2024	$ 1,400,000	$ 1,362,024
3.20%, 11/13/2027	3,125,000	3,013,182
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	1,038,901
Calpine Corp.
5.00%, 02/01/2031*	425,000	377,807
5.13%, 03/15/2028*	250,000	235,625
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	1,145,000	1,254,897
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,338,779
Constellation Energy Generation LLC
5.75%, 10/01/2041	500,000	508,876
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	6,043,345
EDP Finance BV
3.63%, 07/15/2024*	2,550,000	2,536,355
Electricite de France SA
5.63%, 01/22/2024*(2)	5,000,000	4,732,350
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,203,627
4.75%, 06/15/2046	1,880,000	1,743,598
Enel Finance International NV
2.25%, 07/12/2031*	5,000,000	3,948,323
4.88%, 06/14/2029*	980,000	975,532
Entergy Gulf States Louisiana LLC
5.59%, 10/01/2024	125,000	129,441
Eversource Energy
3.35%, 03/15/2026	3,300,000	3,232,017
Exelon Corp.
3.95%, 06/15/2025	1,500,000	1,505,768
4.10%, 03/15/2052*	7,980,000	7,271,509
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	3,073,616
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,665,107
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	7,500,062
4.63%, 07/15/2027	2,010,000	2,083,830
NRG Energy, Inc.
5.75%, 01/15/2028	350,000	337,961
6.63%, 01/15/2027	175,000	177,625
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	830,473
Sempra Energy
3.70%, 04/01/2029	6,100,000	5,930,224
6.00%, 10/15/2039	1,170,000	1,291,024
Virginia Electric and Power Co.
3.75%, 05/15/2027	3,275,000	3,319,082
Vistra Operations Co. LLC
5.63%, 02/15/2027*	400,000	401,284
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	3,280,217
		84,178,052
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	$ 600,000	$ 496,788
Molex Electronic Technologies LLC
3.90%, 04/15/2025*	2,500,000	2,467,527
WESCO Distribution, Inc.
7.25%, 06/15/2028*	300,000	310,871
		3,275,186
Electronics — 3.1%
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,220,415
Allegion PLC
3.50%, 10/01/2029	3,900,000	3,554,135
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	5,737,398
Flex, Ltd.
4.75%, 06/15/2025	1,935,000	1,934,557
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	9,768,959
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,833,524
II-VI, Inc.
5.00%, 12/15/2029*	500,000	476,250
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,302,527
4.55%, 10/30/2024	4,175,000	4,223,887
TTM Technologies, Inc.
4.00%, 03/01/2029*	400,000	353,426
Tyco Electronics Group SA
3.70%, 02/15/2026	9,297,000	9,327,856
		41,732,934
Energy-Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.
6.50%, 01/15/2026*	400,000	396,612
TerraForm Power Operating LLC
5.00%, 01/31/2028*	300,000	288,272
		684,884
Entertainment — 0.6%
Affinity Gaming
6.88%, 12/15/2027*	450,000	389,945
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	475,000	402,705
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	300,000	300,045
Magallanes, Inc.
5.05%, 03/15/2042*	4,595,000	4,115,160
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	275,000	250,960
Mohegan Gaming & Entertainment
8.00%, 02/01/2026*	650,000	578,500
Penn Entertainment, Inc.
4.13%, 07/01/2029*	425,000	353,685
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/01/2026*	250,000	227,327

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	$ 450,000	$ 403,875
Scientific Games International, Inc.
7.25%, 11/15/2029*	200,000	203,500
8.63%, 07/01/2025*	125,000	129,844
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	450,000	403,425
Six Flags Entertainment Corp.
5.50%, 04/15/2027*	325,000	307,408
		8,066,379
Environmental Control — 0.1%
Madison IAQ LLC
5.88%, 06/30/2029*	1,050,000	821,625
Food — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	525,000	459,727
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,590,308
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	5,461,722
Kroger Co.
3.50%, 02/01/2026	3,150,000	3,155,218
4.45%, 02/01/2047	1,325,000	1,279,011
6.90%, 04/15/2038	940,000	1,142,413
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	331,875
Post Holdings, Inc.
5.50%, 12/15/2029*	275,000	260,719
5.75%, 03/01/2027*	107,000	106,733
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,586,135
3.00%, 10/15/2030*	4,220,000	3,556,303
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,785,740
Tyson Foods, Inc.
3.95%, 08/15/2024	1,475,000	1,484,203
US Foods, Inc.
4.75%, 02/15/2029*	350,000	326,700
		27,526,807
Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/2025	350,000	351,921
5.88%, 08/20/2026	100,000	101,308
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	2,168,188
3.75%, 03/01/2023	3,800,000	3,803,601
5.50%, 01/15/2026	2,025,000	2,070,467
NiSource, Inc.
4.38%, 05/15/2047	935,000	872,483
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	2,018,872
		11,386,840
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 2.7%
Abbott Laboratories
1.40%, 06/30/2030	$ 3,075,000	$ 2,673,338
3.75%, 11/30/2026	10,058,000	10,324,935
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,269,304
3.00%, 09/23/2029*	2,245,000	2,061,967
Avantor Funding, Inc.
4.63%, 07/15/2028*	300,000	287,671
Danaher Corp.
2.60%, 10/01/2050	6,855,000	5,078,809
2.80%, 12/10/2051	3,475,000	2,697,371
DH Europe Finance II SARL
2.60%, 11/15/2029	1,665,000	1,545,212
3.40%, 11/15/2049	4,180,000	3,600,865
Medline Borrower LP
5.25%, 10/01/2029*	1,100,000	990,000
PerkinElmer, Inc.
1.90%, 09/15/2028	2,675,000	2,306,271
3.30%, 09/15/2029	2,525,000	2,332,210
		36,167,953
Healthcare-Services — 2.0%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	325,000	240,500
Catalent Pharma Solutions, Inc.
3.50%, 04/01/2030*	250,000	223,641
Centene Corp.
2.63%, 08/01/2031	175,000	149,406
3.38%, 02/15/2030	275,000	249,918
4.63%, 12/15/2029	200,000	197,167
CHS/Community Health Systems, Inc.
6.13%, 04/01/2030*	375,000	200,599
6.88%, 04/15/2029*	375,000	208,125
8.00%, 03/15/2026*	300,000	284,097
Elevance Health, Inc.
1.50%, 03/15/2026	5,250,000	4,892,799
4.55%, 05/15/2052	3,155,000	3,183,580
5.85%, 01/15/2036	760,000	855,760
Global Medical Response, Inc.
6.50%, 10/01/2025*	400,000	371,000
LifePoint Health, Inc.
5.38%, 01/15/2029*	750,000	578,700
Pediatrix Medical Group, Inc.
5.38%, 02/15/2030*	250,000	230,625
Tenet Healthcare Corp.
4.25%, 06/01/2029*	175,000	162,750
4.63%, 07/15/2024	50,000	49,961
5.13%, 11/01/2027*	325,000	320,125
6.13%, 10/01/2028*	525,000	511,875
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	4,540,960
3.75%, 07/15/2025	3,165,000	3,225,489
3.88%, 08/15/2059	3,000,000	2,766,757
4.75%, 05/15/2052	3,100,000	3,318,310
		26,762,144
Insurance — 2.2%
AmWINS Group, Inc.
4.88%, 06/30/2029*	400,000	363,800
Ardonagh Midco 2 PLC
11.50%, 01/15/2027*(1)	804,426	796,382

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
AssuredPartners, Inc.
5.63%, 01/15/2029*	$ 675,000	$ 600,750
7.00%, 08/15/2025*	200,000	197,090
AXA SA
8.60%, 12/15/2030	4,000,000	4,873,830
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	850,000	726,843
Hartford Financial Services Group, Inc.
6.63%, 04/15/2042	2,255,000	2,585,573
HUB International, Ltd.
5.63%, 12/01/2029*	1,150,000	1,018,881
7.00%, 05/01/2026*	625,000	617,169
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,675,731
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,402,470
MBIA, Inc.
6.63%, 10/01/2028	250,000	236,875
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,244,250
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	4,047,962
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	511,166
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	3,208,996
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	1,043,354
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	946,498
6.63%, 12/01/2037	2,130,000	2,624,394
Ryan Specialty Group LLC
4.38%, 02/01/2030*	175,000	157,937
USF&G Capital III
8.31%, 07/01/2046*	250,000	328,174
USI, Inc.
6.88%, 05/01/2025*	725,000	707,518
		29,915,643
Internet — 2.2%
Alphabet, Inc.
2.25%, 08/15/2060	6,000,000	4,230,813
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	6,259,593
3.30%, 04/13/2027	3,365,000	3,387,621
3.60%, 04/13/2032	6,450,000	6,536,968
Booking Holdings, Inc.
4.63%, 04/13/2030	4,895,000	5,043,092
Cars.com, Inc.
6.38%, 11/01/2028*	350,000	303,282
Match Group Holdings II LLC
4.63%, 06/01/2028*	550,000	521,642
Millennium Escrow Corp.
6.63%, 08/01/2026*	325,000	254,358
Netflix, Inc.
4.88%, 04/15/2028	3,050,000	3,028,284
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	1,040,461
		30,606,114
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	$ 200,000	$ 185,830
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 12/01/2027	250,000	240,222
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	250,000	215,678
5.38%, 05/01/2025*	75,000	75,000
Station Casinos LLC
4.50%, 02/15/2028*	450,000	403,879
		934,779
Machinery-Construction & Mining — 0.3%
Weir Group PLC
2.20%, 05/13/2026*	3,865,000	3,422,307
Machinery-Diversified — 0.6%
CNH Industrial Capital LLC
1.95%, 07/02/2023	770,000	754,714
4.20%, 01/15/2024	2,155,000	2,160,301
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,851,707
Redwood Star Merger Sub, Inc.
8.75%, 04/01/2030*	500,000	411,250
TK Elevator Holdco GmbH
7.63%, 07/15/2028*	474,000	428,970
		8,606,942
Media — 5.3%
Audacy Capital Corp.
6.50%, 05/01/2027*	625,000	309,375
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*	350,000	289,112
4.75%, 03/01/2030*	475,000	432,250
5.00%, 02/01/2028*	400,000	386,000
5.38%, 06/01/2029*	450,000	428,827
5.50%, 05/01/2026*	350,000	352,551
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,533,923
3.90%, 06/01/2052	3,400,000	2,478,904
4.91%, 07/23/2025	2,750,000	2,789,419
6.48%, 10/23/2045	2,365,000	2,386,009
Comcast Corp.
2.65%, 02/01/2030	8,020,000	7,429,421
3.30%, 02/01/2027	4,690,000	4,661,730
4.00%, 11/01/2049	3,554,000	3,246,751
Cox Communications, Inc.
3.35%, 09/15/2026*	3,125,000	3,042,309
CSC Holdings LLC
4.13%, 12/01/2030*	250,000	211,248
5.00%, 11/15/2031*	850,000	631,586
5.50%, 04/15/2027*	250,000	241,810
5.75%, 01/15/2030*	250,000	202,213
6.50%, 02/01/2029*	350,000	339,321
7.50%, 04/01/2028*	200,000	183,500
Cumulus Media New Holdings, Inc.
6.75%, 07/01/2026*	250,000	223,156
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026*	325,000	71,500

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.88%, 08/15/2027*	$ 200,000	$ 186,844
Discovery Communications LLC
4.65%, 05/15/2050	1,110,000	922,906
DISH DBS Corp.
5.13%, 06/01/2029	1,025,000	668,756
Gray Escrow II, Inc.
5.38%, 11/15/2031*	175,000	154,438
Gray Television, Inc.
5.88%, 07/15/2026*	200,000	198,756
7.00%, 05/15/2027*	325,000	325,600
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	791,230
6.63%, 03/18/2025	4,673,000	4,975,670
iHeartCommunications, Inc.
6.38%, 05/01/2026	100,000	97,226
8.38%, 05/01/2027	923,710	833,925
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	2,316,227
Nexstar Media, Inc.
5.63%, 07/15/2027*	700,000	700,000
Paramount Global
4.90%, 08/15/2044	2,550,000	2,144,373
4.95%, 05/19/2050	940,000	815,194
Scripps Escrow II, Inc.
5.38%, 01/15/2031*	200,000	167,500
Scripps Escrow, Inc.
5.88%, 07/15/2027*	250,000	239,498
Sinclair Television Group, Inc.
5.13%, 02/15/2027*	275,000	245,512
5.50%, 03/01/2030*	525,000	421,144
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	475,000	413,250
4.13%, 07/01/2030*	275,000	247,445
5.50%, 07/01/2029*	200,000	195,952
TEGNA, Inc.
4.63%, 03/15/2028	400,000	390,690
5.00%, 09/15/2029	275,000	268,829
Telenet Finance Luxembourg Notes SARL
5.50%, 03/01/2028*	550,000	495,962
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	809,486
5.50%, 09/01/2041	3,910,000	3,566,669
6.75%, 06/15/2039	690,000	706,473
Univision Communications, Inc.
7.38%, 06/30/2030*	75,000	75,678
UPC Broadband Finco BV
4.88%, 07/15/2031*	625,000	552,600
Urban One, Inc.
7.38%, 02/01/2028*	400,000	338,000
Virgin Media Finance PLC
5.00%, 07/15/2030*	375,000	317,683
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	200,000	179,250
Walt Disney Co.
2.20%, 01/13/2028	13,900,000	13,014,950
3.00%, 02/13/2026	1,059,000	1,051,606
Security Description	Shares or Principal Amount	Value

Media (continued)
Ziggo Bond Co. BV
5.13%, 02/28/2030*	$ 225,000	$ 191,813
6.00%, 01/15/2027*	525,000	504,000
		72,396,050
Metal Fabricate/Hardware — 0.8%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	477,815
5.25%, 10/01/2054	3,815,000	3,784,974
Worthington Industries, Inc.
4.30%, 08/01/2032	3,805,000	3,413,141
4.55%, 04/15/2026	3,083,000	3,112,037
		10,787,967
Mining — 0.4%
Coeur Mining, Inc.
5.13%, 02/15/2029*	475,000	323,067
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,289,149
2.85%, 04/27/2031*	2,790,000	2,342,699
		5,954,915
Miscellaneous Manufacturing — 0.5%
Gates Global LLC/Gates Global Co.
6.25%, 01/15/2026*	675,000	657,666
Textron Financial Corp. FRS
3.15%, (3 ML+1.74%), 02/15/2067*	2,400,000	1,836,000
Textron, Inc.
3.88%, 03/01/2025	905,000	905,131
3.90%, 09/17/2029	1,215,000	1,169,583
4.30%, 03/01/2024	1,945,000	1,961,872
		6,530,252
Office Furnishings — 0.0%
Interface, Inc.
5.50%, 12/01/2028*	550,000	484,000
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	1,510,000	1,374,372
Oil & Gas — 3.6%
Antero Resources Corp.
5.38%, 03/01/2030*	250,000	245,625
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/2026*	150,000	145,586
8.25%, 12/31/2028*	275,000	262,323
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,485,000	1,275,224
2.94%, 06/04/2051	5,325,000	4,057,816
3.12%, 05/04/2026	2,810,000	2,776,237
Callon Petroleum Co.
6.38%, 07/01/2026	125,000	118,634
8.25%, 07/15/2025	225,000	225,045
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	3,054,465
4.40%, 04/15/2029	2,460,000	2,437,242
Centennial Resource Production LLC
6.88%, 04/01/2027*	500,000	476,678
Chevron USA, Inc.
1.02%, 08/12/2027	7,370,000	6,645,649
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,738,324

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Comstock Resources, Inc.
6.75%, 03/01/2029*	$ 500,000	$ 495,000
ConocoPhillips Co.
2.40%, 03/07/2025	6,525,000	6,360,088
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/2025*	300,000	299,556
Hess Corp.
5.60%, 02/15/2041	4,221,000	4,271,632
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,850,000	1,837,726
4.50%, 04/01/2048	1,725,000	1,519,361
6.50%, 03/01/2041	730,000	816,588
Nabors Industries, Ltd.
7.25%, 01/15/2026*	375,000	340,313
7.50%, 01/15/2028*	100,000	86,990
Occidental Petroleum Corp.
5.88%, 09/01/2025	425,000	432,969
6.63%, 09/01/2030	325,000	360,553
8.00%, 07/15/2025	250,000	269,833
Precision Drilling Corp.
6.88%, 01/15/2029*	150,000	134,155
7.13%, 01/15/2026*	225,000	208,125
Range Resources Corp.
4.88%, 05/15/2025	200,000	199,578
5.00%, 03/15/2023	149,000	149,575
Rockcliff Energy II LLC
5.50%, 10/15/2029*	175,000	169,045
SM Energy Co.
6.75%, 09/15/2026	325,000	321,750
Southwestern Energy Co.
5.38%, 03/15/2030	200,000	196,787
8.38%, 09/15/2028	150,000	161,250
Tap Rock Resources LLC
7.00%, 10/01/2026*	350,000	330,750
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	2,351,808
4.00%, 04/01/2029	1,535,000	1,497,598
4.90%, 03/15/2045	1,000,000	962,561
7.50%, 04/15/2032	1,540,000	1,837,063
		49,069,502
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 04/01/2027*	650,000	606,953
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	725,000	664,825
		1,271,778
Packaging & Containers — 0.4%
ARD Finance SA
7.25%, 06/30/2027*(3)	718,637	543,850
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	200,000	172,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027*	1,025,000	779,293
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	$ 1,025,000	$ 973,104
Graphic Packaging International LLC
4.75%, 07/15/2027*	300,000	292,205
Mauser Packaging Solutions Holding Co.
7.25%, 04/15/2025*	400,000	366,812
OI European Group BV
4.75%, 02/15/2030*	250,000	209,681
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	443,000	426,086
Trident TPI Holdings, Inc.
6.63%, 11/01/2025*	550,000	482,625
Trivium Packaging Finance BV
8.50%, 08/15/2027*	625,000	596,250
		4,841,906
Pharmaceuticals — 5.4%
AbbVie, Inc.
2.95%, 11/21/2026	5,950,000	5,804,041
3.20%, 11/21/2029	6,575,000	6,266,621
3.80%, 03/15/2025	890,000	893,454
AdaptHealth LLC
5.13%, 03/01/2030*	400,000	366,896
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	3,560,026
3.13%, 06/12/2027	3,085,000	3,058,934
3.38%, 11/16/2025	6,065,000	6,063,377
Bausch Health Cos., Inc.
5.25%, 01/30/2030*	475,000	246,629
5.50%, 11/01/2025*	125,000	111,250
6.25%, 02/15/2029*	925,000	494,875
9.00%, 12/15/2025*	500,000	361,250
Bayer US Finance II LLC
4.25%, 12/15/2025*	910,000	907,928
4.88%, 06/25/2048*	1,000,000	961,692
Bayer US Finance LLC
3.38%, 10/08/2024*	720,000	707,164
Becton Dickinson & Co.
3.70%, 06/06/2027	3,025,000	2,996,695
Becton Dickinson and Co.
3.73%, 12/15/2024	1,625,000	1,626,812
4.69%, 12/15/2044	3,088,000	3,110,562
BellRing Brands, Inc.
7.00%, 03/15/2030*	300,000	290,250
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	6,218,166
CVS Health Corp.
3.88%, 07/20/2025	2,025,000	2,049,812
4.78%, 03/25/2038	3,130,000	3,152,631
5.05%, 03/25/2048	2,740,000	2,788,560
5.13%, 07/20/2045	1,265,000	1,300,711
CVS Pass-Through Trust
5.30%, 01/11/2027*	216,281	218,460
Embecta Corp.
5.00%, 02/15/2030*	150,000	131,869
6.75%, 02/15/2030*	300,000	275,550
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 06/30/2028*†	300,000	19,500

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Johnson & Johnson
1.30%, 09/01/2030	$11,565,000	$ 10,163,837
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 06/15/2029*	550,000	335,500
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	6,858,396
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031*	275,000	260,727
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,443,582
		73,045,757
Pipelines — 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	350,000	341,913
5.75%, 03/01/2027*	300,000	297,261
7.88%, 05/15/2026*	325,000	340,168
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,691,144
3.60%, 09/01/2032	2,970,000	2,611,987
4.80%, 05/03/2029	980,000	967,846
Cheniere Energy Partners LP
4.00%, 03/01/2031	125,000	115,789
4.50%, 10/01/2029	400,000	387,534
CNX Midstream Partners LP
4.75%, 04/15/2030*	475,000	409,460
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	2,065,000	2,087,296
5.80%, 06/01/2045	1,260,000	1,362,162
DT Midstream, Inc.
4.38%, 06/15/2031*	450,000	403,875
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029*	1,200,000	1,119,407
Energy Transfer LP
4.90%, 02/01/2024	4,250,000	4,283,360
5.15%, 03/15/2045	3,513,000	3,151,208
Enterprise Products Operating LLC
3.75%, 02/15/2025	3,300,000	3,317,266
EQM Midstream Partners LP
6.50%, 07/01/2027*	725,000	726,501
6.50%, 07/15/2048	400,000	335,816
Hess Midstream Partners LP
5.13%, 06/15/2028*	250,000	242,744
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	350,000	322,719
MPLX LP
4.00%, 03/15/2028	850,000	828,706
4.50%, 04/15/2038	3,150,000	2,884,213
5.20%, 03/01/2047 to 12/01/2047	5,490,000	5,089,312
Oasis Midstream Partners LP/OMP Finance Corp.
8.00%, 04/01/2029*	475,000	469,575
ONEOK, Inc.
4.95%, 07/13/2047	3,000,000	2,668,715
5.20%, 07/15/2048	2,825,000	2,646,568
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Targa Resources Corp.
4.20%, 02/01/2033	$ 2,825,000	$ 2,658,230
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	500,000	491,105
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,263,851
Texas Eastern Transmission LP
2.80%, 10/15/2022*	1,510,000	1,506,526
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 02/15/2026	400,000	339,876
Western Midstream Operating LP
4.55%, 02/01/2030	100,000	93,000
4.65%, 07/01/2026	325,000	322,608
5.30%, 03/01/2048	500,000	438,239
5.50%, 08/15/2048	75,000	65,387
Williams Cos., Inc.
4.90%, 01/15/2045	3,460,000	3,243,816
		49,525,183
REITS — 3.1%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,369,661
3.95%, 01/15/2028	2,110,000	2,083,110
American Tower Corp.
5.00%, 02/15/2024	2,400,000	2,442,668
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,667,817
Boston Properties LP
3.80%, 02/01/2024	1,400,000	1,399,550
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,522,926
3.25%, 01/15/2051	3,185,000	2,432,928
3.80%, 02/15/2028	3,560,000	3,463,237
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,530,503
Host Hotels & Resorts LP
4.00%, 06/15/2025	2,815,000	2,765,181
Mid-America Apartments LP
3.75%, 06/15/2024	3,200,000	3,192,176
Physicians Realty LP
4.30%, 03/15/2027	1,590,000	1,578,407
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,467,661
UDR, Inc.
2.95%, 09/01/2026	2,180,000	2,078,504
Welltower, Inc.
2.80%, 06/01/2031	5,300,000	4,605,305
4.00%, 06/01/2025	2,600,000	2,597,489
WP Carey, Inc.
2.40%, 02/01/2031	1,975,000	1,663,415
4.60%, 04/01/2024	1,890,000	1,904,731
		41,765,269
Retail — 1.9%
1011778 BC ULC /New Red Finance, Inc.
4.00%, 10/15/2030*	1,025,000	894,312
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,616,839
3.90%, 04/15/2030	2,450,000	2,303,717

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	$ 125,000	$ 110,328
5.00%, 02/15/2032*	275,000	240,170
Costco Wholesale Corp.
1.60%, 04/20/2030	9,600,000	8,427,747
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	675,000	519,750
Gap, Inc.
3.63%, 10/01/2029*	300,000	220,035
3.88%, 10/01/2031*	250,000	180,000
GYP Holdings III Corp.
4.63%, 05/01/2029*	575,000	465,750
Home Depot, Inc.
3.00%, 04/01/2026	3,075,000	3,065,026
3.25%, 04/15/2032	3,075,000	3,001,735
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	200,000	199,569
SRS Distribution, Inc.
6.00%, 12/01/2029*	250,000	216,283
6.13%, 07/01/2029*	550,000	494,670
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	175,000	159,502
5.88%, 03/01/2027	350,000	336,000
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,696,139
White Cap Buyer LLC
6.88%, 10/15/2028*	375,000	316,868
White Cap Parent LLC
8.25%, 03/15/2026*(1)	275,000	227,273
		25,691,713
Satellite Telecommunications — 0.0%
Intelsat Jackson Holdings SA
Escrow 5.50%, 08/01/2023(4)	550,000	0
8.50%, 10/15/2024(4)	550,000	0
9.75%, 07/15/2025(4)	200,000	0
		0
Semiconductors — 2.3%
Broadcom, Inc.
3.14%, 11/15/2035*	3,440,000	2,780,471
3.42%, 04/15/2033*	3,000,000	2,591,927
3.75%, 02/15/2051*	960,000	754,614
Entegris Escrow Corp.
5.95%, 06/15/2030*	100,000	99,250
KLA Corp.
4.65%, 07/15/2032	4,190,000	4,496,232
Lam Research Corp.
3.75%, 03/15/2026	2,235,000	2,270,040
4.00%, 03/15/2029	3,790,000	3,856,952
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,630,443
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	3,343,776
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
2.60%, 01/30/2023	$ 1,940,000	$ 1,932,783
3.25%, 05/20/2027	6,589,000	6,593,362
		31,349,850
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,360,516
Software — 2.8%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,227,443
Central Parent, Inc./Central Merger Sub, Inc.
7.25%, 06/15/2029*	125,000	127,050
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	425,000	376,125
Consensus Cloud Solutions, Inc.
6.50%, 10/15/2028*	550,000	488,963
Elastic NV
4.13%, 07/15/2029*	500,000	445,185
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	225,000	178,953
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	6,920,638
Minerva Merger Sub, Inc.
6.50%, 02/15/2030*	875,000	791,875
Oracle Corp.
3.60%, 04/01/2050	4,300,000	3,160,063
3.95%, 03/25/2051	3,000,000	2,340,216
Rackspace Technology Global, Inc.
5.38%, 12/01/2028*	750,000	550,851
ROBLOX Corp.
3.88%, 05/01/2030*	300,000	262,723
Rocket Software, Inc.
6.50%, 02/15/2029*	800,000	577,000
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,124,018
3.80%, 12/15/2026	1,225,000	1,225,949
3.85%, 12/15/2025	3,510,000	3,503,720
4.20%, 09/15/2028	955,000	962,438
Salesforce, Inc.
1.50%, 07/15/2028	172,000	156,930
1.95%, 07/15/2031	9,500,000	8,442,001
VMware, Inc.
2.20%, 08/15/2031	5,885,000	4,788,053
		37,650,194
Telecommunications — 4.8%
AT&T, Inc.
1.70%, 03/25/2026	4,500,000	4,199,755
2.25%, 02/01/2032	2,300,000	1,959,641
2.55%, 12/01/2033	6,999,000	5,937,699
3.30%, 02/01/2052	6,265,000	4,826,965
3.50%, 06/01/2041 to 02/01/2061	4,873,000	3,987,958
3.80%, 12/01/2057	4,261,000	3,492,325
3.85%, 06/01/2060	2,125,000	1,739,593
5.15%, 03/15/2042	1,500,000	1,526,755
5.30%, 08/15/2058	1,875,000	1,938,954
6.38%, 03/01/2041	3,500,000	4,073,170
Corning, Inc.
4.75%, 03/15/2042	1,100,000	1,068,485

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
GoTo Group, Inc.
5.50%, 09/01/2027*	$ 650,000	$ 474,500
Rogers Communications, Inc.
4.55%, 03/15/2052*	2,500,000	2,364,842
T-Mobile USA, Inc.
2.25%, 02/15/2026 to 11/15/2031	3,385,000	2,896,653
2.88%, 02/15/2031	250,000	220,199
3.40%, 10/15/2052	8,000,000	6,222,235
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	3,177,427
3.40%, 03/22/2041	6,165,000	5,292,943
4.13%, 08/15/2046	5,545,000	5,157,443
4.50%, 08/10/2033	3,000,000	3,058,117
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	197,075
Vodafone Group PLC
4.13%, 05/30/2025	1,475,000	1,492,232
		65,304,966
Transportation — 2.5%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,547,593
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,172,837
7.13%, 10/15/2031	2,950,000	3,570,187
FedEx Corp.
3.10%, 08/05/2029	1,220,000	1,153,510
4.05%, 02/15/2048	1,320,000	1,168,810
Kansas City Southern
3.00%, 05/15/2023	1,935,000	1,926,734
4.70%, 05/01/2048	2,710,000	2,694,251
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,846,082
3.88%, 12/01/2023	3,300,000	3,309,322
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	6,772,556
2.97%, 09/16/2062	3,025,000	2,264,644
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,705,537
Watco Cos. LLC/Watco Finance Co.
6.50%, 06/15/2027*	400,000	382,872
		34,514,935
Water — 0.0%
Solaris Midstream Holdings LLC
7.63%, 04/01/2026*	375,000	363,360
Total Corporate Bonds & Notes (cost $1,400,624,073)		1,331,733,758
COMMON STOCKS — 0.1%
Oil & Gas — 0.0%
Ultra Resources, Inc. CVR(4)	364	0
Oil & Gas Services — 0.1%
SESI LLC(4)(5)	10,618	637,080
Pharmaceuticals — 0.0%
Mallinckrodt PLC†	26,468	463,190
Total Common Stocks (cost $797,599)		1,100,270
Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Class D 5.67%†(4) (cost $1,211,640)	$ 30,000	$ 300
RIGHTS — 0.0%
Telecommunications — 0.0%
Intelsat Jackson Holdings SA Expires 12/05/2025†(4) (cost $0)	1,293	6,142
TOTAL INVESTMENTS (cost $1,402,633,312)(6)	98.0%	1,332,840,470
Other assets less liabilities	2.0	27,817,712
NET ASSETS	100.0%	$1,360,658,182
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $199,099,946 representing 14.6% of net assets.
†	Non-income producing security
(1)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(4)	Securities classified as Level 3 (see Note 2).
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SESI LLC
	02/10/2021	5,030	$145,870
	02/16/2021	5,588	162,052
		10,618	307,922	$637,080	$60.00	0.05%
				$637,080		0.05%
(6)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

3 ML—3 Month USD LIBOR
CVR—Contingent Value Rights
FRS—Floating Rate Security
ULC—Unlimited Liability Corp.
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
175	Short	U.S. Treasury Long Bonds	September 2022	$23,680,488	$25,200,000	$(1,519,512)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$1,331,733,758	$ 0	$1,331,733,758
Common Stocks:
Oil & Gas Services	—	—	637,080	637,080
Other Industries	463,190	—	—	463,190
Escrows and Litigation Trusts	—	—	300	300
Rights	—	—	6,142	6,142
Total Investments at Value	$ 463,190	$1,331,733,758	$643,522	$1,332,840,470
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,519,512	$ —	$ —	$ 1,519,512
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust Fidelity Institutional AM® International Growth
PORTFOLIO PROFILE — July 31, 2022 — (unaudited)

Industry Allocation*
Semiconductors	10.9%
Commercial Services	8.7
Healthcare-Products	8.5
Machinery-Diversified	5.8
Transportation	5.8
Computers	5.2
Apparel	4.8
Pharmaceuticals	3.9
Private Equity	3.8
Software	3.7
Media	3.5
Building Materials	3.3
Insurance	3.2
Banks	3.1
Food	3.0
Cosmetics/Personal Care	2.1
Auto Manufacturers	1.9
Electrical Components & Equipment	1.9
Beverages	1.8
Electronics	1.8
Entertainment	1.7
Environmental Control	1.7
Telecommunications	1.7
Diversified Financial Services	1.7
Chemicals	1.6
Retail	1.5
Food Service	1.5
Healthcare-Services	1.3
99.4%
Country Allocation*
France	16.0%
United States	13.5
Canada	11.0
Netherlands	10.2
United Kingdom	8.4
Switzerland	8.3
Sweden	5.5
Japan	5.4
Ireland	4.7
India	4.7
Denmark	4.1
Taiwan	3.1
Israel	1.7
Hong Kong	1.5
Luxembourg	1.3
99.4%
*	Calculated as a percentage of net assets

SunAmerica Series Trust Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — July 31, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Canada — 11.0%
Brookfield Asset Management, Inc., Class A	98,941	$ 4,912,421
Canadian National Railway Co.	38,784	4,913,458
Canadian Pacific Railway, Ltd.	69,491	5,479,291
Constellation Software, Inc.	3,010	5,120,349
Thomson Reuters Corp.	40,611	4,560,115
Waste Connections, Inc.	34,635	4,616,107
		29,601,741
Denmark — 4.1%
DSV A/S	29,791	5,007,430
Novo Nordisk A/S, Class B	51,758	6,087,150
		11,094,580
France — 16.0%
Capgemini SE	2,100	400,745
Dassault Systemes SE	116,346	4,987,946
EssilorLuxottica SA	29,756	4,668,340
Hermes International	4,225	5,784,423
L'Oreal SA	14,930	5,639,357
LVMH Moet Hennessy Louis Vuitton SE	10,434	7,257,962
Sartorius Stedim Biotech	11,727	4,705,326
Schneider Electric SE	37,044	5,138,125
Teleperformance	14,151	4,736,341
		43,318,565
Hong Kong — 1.5%
AIA Group, Ltd.	404,600	4,083,549
India — 4.7%
Axis Bank, Ltd.	374,213	3,432,330
HDFC Bank, Ltd.	262,658	4,804,438
Infosys, Ltd. ADR	226,407	4,412,673
		12,649,441
Ireland — 4.7%
Accenture PLC, Class A	14,144	4,331,742
Kingspan Group PLC	61,493	3,990,233
Linde PLC	14,955	4,516,410
		12,838,385
Israel — 1.7%
NICE, Ltd. ADR†	21,098	4,515,394
Japan — 5.4%
Hoya Corp.	47,789	4,800,218
Keyence Corp.	13,686	5,431,226
Tokyo Electron, Ltd.	12,645	4,384,149
		14,615,593
Luxembourg — 1.3%
Eurofins Scientific SE	44,095	3,436,111
Netherlands — 10.2%
Adyen NV*†	2,739	4,940,651
ASM International NV	16,131	4,968,236
ASML Holding NV	13,108	7,526,098
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Ferrari NV	24,390	$ 5,171,779
Wolters Kluwer NV	44,528	4,838,258
		27,445,022
Sweden — 5.5%
Atlas Copco AB	463,541	5,418,874
Evolution AB*	48,168	4,688,823
Hexagon AB, Class B	403,163	4,767,777
		14,875,474
Switzerland — 8.3%
Cie Financiere Richemont SA	34,320	4,152,284
Nestle SA	66,023	8,109,026
Partners Group Holding AG	4,901	5,337,919
Sika AG	20,077	4,968,703
		22,567,932
Taiwan — 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	488,978	8,373,981
United Kingdom — 8.4%
Compass Group PLC	173,831	4,079,973
Diageo PLC	103,034	4,897,254
London Stock Exchange Group PLC	45,124	4,403,750
RELX PLC	147,567	4,366,734
Rentokil Initial PLC	730,742	4,832,798
		22,580,509
United States — 13.5%
Danaher Corp.	15,938	4,645,449
IDEXX Laboratories, Inc.†	11,556	4,612,924
Marsh & McLennan Cos., Inc.	27,167	4,454,301
Moody's Corp.	15,310	4,749,928
NVIDIA Corp.	22,291	4,048,714
S&P Global, Inc.	12,257	4,620,031
Thermo Fisher Scientific, Inc.	7,887	4,719,660
Zoetis, Inc.	24,795	4,526,327
		36,377,334
TOTAL INVESTMENTS (cost $251,960,952)(1)	99.4%	268,373,611
Other assets less liabilities	0.6	1,578,313
NET ASSETS	100.0%	$269,951,924
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fidelity Institutional AM® International Growth Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $9,629,474 representing 3.6% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt

SunAmerica Series Trust Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — July 31, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$29,601,741	$ —	$—	$ 29,601,741
India	4,412,673	8,236,768	—	12,649,441
Ireland	8,848,152	3,990,233	—	12,838,385
Israel	4,515,394	—	—	4,515,394
United States	36,377,334	—	—	36,377,334
Other Countries	—	172,391,316	—	172,391,316
Total Investments at Value	$83,755,294	$184,618,317	$—	$268,373,611
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO PROFILE — July 31, 2022 — (unaudited)

Industry Allocation*
REITS	94.6%
Real Estate	2.3
Telecommunications	1.5
Entertainment	0.7
Commercial Services	0.4
99.5%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Commercial Services — 0.4%
CoreCivic, Inc.†	115,400	$ 1,242,858
Entertainment — 0.7%
Caesars Entertainment, Inc.†	46,000	2,101,740
Real Estate — 2.3%
CBRE Group, Inc., Class A†	51,200	4,383,744
WeWork, Inc., Class A†	581,500	2,773,755
		7,157,499
REITS — 94.6%
Alexandria Real Estate Equities, Inc.	61,800	10,245,204
CareTrust REIT, Inc.	200,200	4,134,130
Crown Castle, Inc.	27,700	5,004,282
CubeSmart	451,700	20,719,479
DigitalBridge Group, Inc.†	363,800	1,993,624
Douglas Emmett, Inc.	184,600	4,363,944
Duke Realty Corp.	156,600	9,796,896
EastGroup Properties, Inc.	42,100	7,179,734
Equinix, Inc.	35,700	25,123,518
Equity LifeStyle Properties, Inc.	173,892	12,784,540
Essex Property Trust, Inc.	48,013	13,757,165
Four Corners Property Trust, Inc.	261,700	7,649,491
Healthcare Realty Trust, Inc.	27,200	714,000
Invitation Homes, Inc.	325,500	12,704,265
LXP Industrial Trust	302,400	3,317,328
Mid-America Apartment Communities, Inc.	90,400	16,789,992
Security Description	Shares or Principal Amount	Value

REITS (continued)
Phillips Edison & Co., Inc.	138,000	$ 4,697,520
Prologis, Inc.	220,558	29,237,168
Public Storage	29,200	9,531,172
RLJ Lodging Trust	441,876	5,519,031
Ryman Hospitality Properties, Inc.†	101,000	8,942,540
SITE Centers Corp.	502,500	7,341,525
Spirit Realty Capital, Inc.	195,500	8,668,470
Terreno Realty Corp.	97,180	6,088,327
UDR, Inc.	194,100	9,394,440
Urban Edge Properties	285,800	4,695,694
Ventas, Inc.	325,045	17,480,920
VICI Properties, Inc.	336,400	11,501,516
Washington Real Estate Investment Trust	78,500	1,740,345
Welltower, Inc.	128,364	11,082,948
		292,199,208
Telecommunications — 1.5%
Cyxtera Technologies, Inc.†	388,181	4,731,927
TOTAL INVESTMENTS (cost $267,372,767)(1)	99.5%	307,433,232
Other assets less liabilities	0.5	1,593,949
NET ASSETS	100.0%	$309,027,181
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$307,433,232	$—	$—	$307,433,232
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	58.0%
Banks	6.0
Unaffiliated Investment Companies	3.6
Pipelines	3.0
Media	2.5
Pharmaceuticals	2.2
Telecommunications	1.6
Retail	1.5
Oil & Gas	1.5
Healthcare-Services	1.4
Internet	1.3
Diversified Financial Services	1.1
Software	1.1
Transportation	1.0
Computers	0.9
Electric	0.9
Beverages	0.9
REITS	0.8
Auto Manufacturers	0.8
Aerospace/Defense	0.8
Oil & Gas Services	0.8
Semiconductors	0.7
Cosmetics/Personal Care	0.7
Repurchase Agreements	0.7
Chemicals	0.6
Commercial Services	0.6
Lodging	0.5
Mining	0.5
Insurance	0.4
Food	0.4
Gas	0.4
Toys/Games/Hobbies	0.4
Miscellaneous Manufacturing	0.4
Healthcare-Products	0.3
Iron/Steel	0.3
Auto Parts & Equipment	0.3
Biotechnology	0.2
Agriculture	0.2
99.3%
Credit Quality†#
Aaa	61.3%
Aa	3.1
A	14.7
Baa	17.8
Ba	1.0
Not Rated@	2.1
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 37.0%
Aerospace/Defense — 0.8%
Embraer Netherlands Finance BV
5.40%, 02/01/2027	$ 1,000,000	$ 977,200
General Dynamics Corp.
3.75%, 05/15/2028	2,000,000	2,022,633
Raytheon Technologies Corp.
5.40%, 05/01/2035	1,000,000	1,112,766
		4,112,599
Agriculture — 0.2%
Altria Group, Inc.
5.95%, 02/14/2049	1,000,000	922,361
Auto Manufacturers — 0.8%
Cummins, Inc.
4.88%, 10/01/2043	605,000	632,993
General Motors Co.
6.25%, 10/02/2043	1,000,000	990,801
General Motors Financial Co., Inc.
3.10%, 01/12/2032	2,000,000	1,677,227
4.35%, 01/17/2027	1,000,000	982,283
		4,283,304
Auto Parts & Equipment — 0.3%
Aptiv PLC
3.10%, 12/01/2051	2,000,000	1,343,314
Banks — 6.0%
Bank of America Corp.
3.30%, 01/11/2023	1,000,000	1,000,752
3.82%, 01/20/2028	2,000,000	1,962,899
4.44%, 01/20/2048	963,000	934,215
Bank of New York Mellon Corp.
2.95%, 01/29/2023	2,000,000	1,998,099
3.00%, 02/24/2025	928,000	916,004
Barclays PLC
5.20%, 05/12/2026	1,000,000	1,007,120
Citigroup, Inc.
4.13%, 07/25/2028	2,000,000	1,990,436
4.65%, 07/30/2045	750,000	737,563
Cooperatieve Rabobank UA
3.38%, 05/21/2025	1,264,000	1,252,278
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	3,000,000	2,983,632
4.02%, 10/31/2038	1,000,000	929,509
6.75%, 10/01/2037	1,200,000	1,405,675
HSBC Holdings PLC
6.50%, 09/15/2037	793,000	880,850
JPMorgan Chase & Co.
4.01%, 04/23/2029	2,000,000	1,958,328
6.40%, 05/15/2038	999,000	1,182,839
Lloyds Bank PLC
3.50%, 05/14/2025	1,101,000	1,093,207
Morgan Stanley
3.13%, 01/23/2023	2,500,000	2,501,287
Natwest Group PLC
5.08%, 01/27/2030	1,000,000	998,334
PNC Bank NA
4.05%, 07/26/2028	1,000,000	988,414
State Street Corp.
3.55%, 08/18/2025	844,000	849,048
US Bancorp
3.15%, 04/27/2027	1,000,000	984,690
Security Description	Shares or Principal Amount	Value

Banks (continued)
Wells Fargo & Co.
3.55%, 09/29/2025	$ 2,000,000	$ 1,992,656
3.90%, 05/01/2045	1,311,000	1,157,515
		31,705,350
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,000,000	1,030,016
4.90%, 02/01/2046	1,000,000	1,017,764
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	1,500,000	1,662,791
Pepsi-Cola Metropolitan Bottling Co., Inc.
7.00%, 03/01/2029	644,000	770,634
		4,481,205
Biotechnology — 0.2%
Gilead Sciences, Inc.
5.65%, 12/01/2041	1,000,000	1,122,779
Chemicals — 0.6%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,000,000	1,029,260
PPG Industries, Inc.
3.75%, 03/15/2028	2,000,000	2,004,576
		3,033,836
Commercial Services — 0.6%
Moody's Corp.
4.88%, 02/15/2024	1,031,000	1,051,046
S&P Global, Inc.
2.45%, 03/01/2027*	2,000,000	1,912,794
		2,963,840
Computers — 0.9%
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	2,000,000	2,030,893
International Business Machines Corp.
3.50%, 05/15/2029	2,000,000	1,950,610
4.25%, 05/15/2049	1,000,000	932,094
		4,913,597
Cosmetics/Personal Care — 0.7%
Procter & Gamble Co.
1.20%, 10/29/2030	2,000,000	1,703,037
1.95%, 04/23/2031	2,000,000	1,804,385
		3,507,422
Diversified Financial Services — 1.1%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,176,000	1,176,198
Capital One Financial Corp.
3.20%, 02/05/2025	500,000	489,077
CME Group, Inc.
3.00%, 03/15/2025	680,000	677,501
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	1,143,000	1,152,462
Mastercard, Inc.
2.95%, 06/01/2029	2,000,000	1,936,929
Visa, Inc.
4.30%, 12/14/2045	539,000	563,877
		5,996,044

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric — 0.9%
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	$ 1,000,000	$ 898,562
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	859,000	817,903
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	213,688
DTE Electric Co.
3.70%, 03/15/2045	1,244,000	1,121,076
Duke Energy Florida LLC
3.40%, 10/01/2046	1,179,000	977,821
Northern States Power Co.
2.90%, 03/01/2050	1,000,000	803,136
		4,832,186
Food — 0.4%
Campbell Soup Co.
4.80%, 03/15/2048	600,000	588,426
Tyson Foods, Inc.
4.88%, 08/15/2034	1,523,000	1,596,594
		2,185,020
Gas — 0.4%
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	962,964
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	915,000	986,242
		1,949,206
Healthcare-Products — 0.3%
Abbott Laboratories
2.95%, 03/15/2025	1,000,000	996,367
Medtronic, Inc.
4.63%, 03/15/2045	701,000	745,491
		1,741,858
Healthcare-Services — 1.4%
Elevance Health, Inc.
2.25%, 05/15/2030	2,000,000	1,778,662
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,030,000	1,028,190
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	2,047,789
3.88%, 12/15/2028	2,500,000	2,562,722
		7,417,363
Insurance — 0.4%
Aegon NV
5.50%, 04/11/2048	500,000	482,596
Allstate Corp.
5.75%, 08/15/2053	500,000	463,520
MetLife, Inc.
3.60%, 04/10/2024	1,345,000	1,356,069
		2,302,185
Internet — 1.3%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	1,000,000	825,569
4.50%, 11/28/2034	1,000,000	952,148
Amazon.com, Inc.
2.80%, 08/22/2024	3,000,000	2,987,392
Security Description	Shares or Principal Amount	Value

Internet (continued)
4.25%, 08/22/2057	$ 1,000,000	$ 1,004,336
eBay, Inc.
3.45%, 08/01/2024	1,073,000	1,072,100
		6,841,545
Iron/Steel — 0.3%
Vale Overseas, Ltd.
6.25%, 08/10/2026	1,500,000	1,604,820
Lodging — 0.5%
Marriott International, Inc.
2.85%, 04/15/2031	2,000,000	1,722,757
3.13%, 06/15/2026	1,000,000	966,868
		2,689,625
Media — 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,000,000	1,008,883
6.83%, 10/23/2055	1,000,000	1,045,768
Comcast Corp.
3.70%, 04/15/2024	3,000,000	3,024,137
3.90%, 03/01/2038	2,000,000	1,896,047
Historic TW, Inc.
9.15%, 02/01/2023	2,500,000	2,559,644
NBCUniversal Media LLC
4.45%, 01/15/2043	1,000,000	969,738
Paramount Global
4.20%, 06/01/2029	1,500,000	1,454,327
Time Warner Cable LLC
6.75%, 06/15/2039	1,000,000	1,023,874
		12,982,418
Mining — 0.5%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	2,000,000	1,875,623
Southern Copper Corp.
5.25%, 11/08/2042	810,000	793,468
		2,669,091
Miscellaneous Manufacturing — 0.4%
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	1,000,000	988,831
General Electric Co.
5.88%, 01/14/2038	778,000	844,720
		1,833,551
Oil & Gas — 1.5%
Chevron Corp.
2.95%, 05/16/2026	3,193,000	3,172,606
Devon Energy Corp.
7.95%, 04/15/2032	200,000	241,140
Exxon Mobil Corp.
2.73%, 03/01/2023	1,000,000	1,000,240
HollyFrontier Corp.
5.88%, 04/01/2026	250,000	256,237
Kerr-McGee Corp.
7.88%, 09/15/2031	200,000	203,156
Marathon Petroleum Corp.
6.50%, 03/01/2041	500,000	559,307
Shell International Finance BV
4.38%, 05/11/2045	1,000,000	994,903

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
6.38%, 12/15/2038	$ 1,000,000	$ 1,211,774
Valero Energy Corp.
7.50%, 04/15/2032	200,000	238,580
		7,877,943
Oil & Gas Services — 0.8%
Halliburton Co.
3.80%, 11/15/2025	834,000	835,514
7.45%, 09/15/2039	500,000	607,315
Schlumberger Investment SA
3.65%, 12/01/2023	2,500,000	2,520,129
		3,962,958
Pharmaceuticals — 2.2%
AbbVie, Inc.
3.20%, 11/21/2029	3,000,000	2,859,295
Allergan Funding SCS
3.85%, 06/15/2024	250,000	251,225
4.55%, 03/15/2035	1,000,000	949,818
Becton Dickinson and Co.
3.73%, 12/15/2024	771,000	771,860
Cigna Corp.
4.38%, 10/15/2028	1,000,000	1,020,539
4.80%, 07/15/2046	800,000	799,388
CVS Health Corp.
5.13%, 07/20/2045	872,000	896,616
Evernorth Health, Inc.
4.50%, 02/25/2026	1,122,000	1,146,202
Johnson & Johnson
3.50%, 01/15/2048	1,134,000	1,066,302
Novartis Capital Corp.
3.40%, 05/06/2024	800,000	804,051
Pfizer, Inc.
4.20%, 09/15/2048	844,000	872,606
		11,437,902
Pipelines — 3.0%
Enbridge, Inc.
3.13%, 11/15/2029	1,500,000	1,398,833
EnLink Midstream Partners LP
4.85%, 07/15/2026	2,000,000	1,978,940
Enterprise Products Operating LLC
5.10%, 02/15/2045	1,000,000	997,407
5.70%, 02/15/2042	1,000,000	1,064,848
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	300,000	346,326
Kinder Morgan, Inc.
3.60%, 02/15/2051	2,000,000	1,574,254
MPLX LP
4.00%, 03/15/2028	1,125,000	1,096,816
Phillips 66 Partners LP
3.61%, 02/15/2025	2,101,000	2,028,270
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	1,500,000	1,710,253
Valero Energy Partners LP
4.50%, 03/15/2028	1,000,000	1,006,087
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,739,891
4.30%, 03/04/2024	1,000,000	1,004,818
		15,946,743
Security Description	Shares or Principal Amount	Value

REITS — 0.8%
American Tower Corp.
5.00%, 02/15/2024	$ 1,261,000	$ 1,283,418
Crown Castle, Inc.
4.45%, 02/15/2026	1,180,000	1,193,321
Weyerhaeuser Co.
4.00%, 04/15/2030	2,000,000	1,945,508
		4,422,247
Retail — 1.5%
Dollar General Corp.
4.15%, 11/01/2025	1,154,000	1,167,914
Dollar Tree, Inc.
4.20%, 05/15/2028	2,000,000	2,001,859
Home Depot, Inc.
3.50%, 09/15/2056	786,000	681,682
Lowe's Cos., Inc.
4.05%, 05/03/2047	700,000	627,308
Target Corp.
6.50%, 10/15/2037	840,000	1,052,736
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	1,391,000	1,386,934
Walmart, Inc.
5.63%, 04/15/2041	939,000	1,124,462
		8,042,895
Semiconductors — 0.7%
NVIDIA Corp.
2.00%, 06/15/2031	2,000,000	1,784,303
QUALCOMM, Inc.
4.80%, 05/20/2045	2,000,000	2,150,994
		3,935,297
Software — 1.1%
Fiserv, Inc.
3.50%, 07/01/2029	1,000,000	949,120
Microsoft Corp.
3.70%, 08/08/2046	1,036,000	1,024,747
Oracle Corp.
2.40%, 09/15/2023	1,000,000	988,867
2.65%, 07/15/2026	3,000,000	2,837,989
		5,800,723
Telecommunications — 1.6%
AT&T, Inc.
4.75%, 05/15/2046	1,000,000	980,387
6.00%, 08/15/2040	864,000	956,550
6.38%, 03/01/2041	710,000	826,272
Cisco Systems, Inc.
2.20%, 09/20/2023	500,000	495,671
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,871,809
3.38%, 02/15/2025	2,500,000	2,507,790
Vodafone Group PLC
5.00%, 05/30/2038	1,000,000	998,131
		8,636,610
Toys/Games/Hobbies — 0.4%
Hasbro, Inc.
3.90%, 11/19/2029	2,000,000	1,901,208
Transportation — 1.0%
Canadian National Railway Co.
2.45%, 05/01/2050	1,000,000	722,379

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
CSX Corp.
3.80%, 03/01/2028	$ 3,000,000	$ 3,009,513
FedEx Corp.
3.10%, 08/05/2029	1,500,000	1,418,250
		5,150,142
Total Corporate Bonds & Notes (cost $207,488,897)		194,549,187
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 58.0%
U.S. Government — 54.0%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	4,000,000	2,873,984
1.25%, 05/15/2050	3,000,000	1,985,508
1.38%, 11/15/2040 to 08/15/2050	4,000,000	2,858,437
1.63%, 11/15/2050	2,000,000	1,460,703
1.88%, 02/15/2041 to 11/15/2051	6,000,000	4,739,766
2.00%, 11/15/2041 to 08/15/2051	6,000,000	4,862,188
2.25%, 05/15/2041 to 08/15/2049	4,500,000	3,835,919
2.38%, 02/15/2042 to 05/15/2051	4,000,000	3,507,500
2.50%, 02/15/2046 to 05/15/2046	1,652,000	1,447,633
2.75%, 08/15/2042 to 11/15/2047	7,300,000	6,754,429
2.88%, 05/15/2043 to 11/15/2046	2,860,000	2,688,730
3.00%, 11/15/2044 to 02/15/2049	10,462,000	10,137,124
3.13%, 02/15/2043 to 05/15/2048	4,779,000	4,720,000
3.38%, 05/15/2044	1,498,000	1,526,673
3.63%, 08/15/2043 to 02/15/2044	2,102,000	2,226,794
3.75%, 11/15/2043	1,685,000	1,818,089
4.38%, 11/15/2039	1,000,000	1,200,117
4.63%, 02/15/2040	2,015,000	2,491,988
4.75%, 02/15/2041	1,751,000	2,189,913
5.38%, 02/15/2031	2,000,000	2,414,219
5.50%, 08/15/2028	2,000,000	2,306,719
United States Treasury Notes
0.13%, 09/15/2023 to 02/15/2024	5,000,000	4,803,867
0.25%, 09/30/2023 to 10/31/2025	21,000,000	19,772,265
0.38%, 04/15/2024 to 09/30/2027	19,000,000	17,635,507
0.50%, 03/31/2025 to 10/31/2027	14,500,000	13,150,333
0.63%, 10/15/2024 to 08/15/2030	14,000,000	12,567,422
0.75%, 11/15/2024 to 01/31/2028	13,000,000	12,064,688
0.88%, 01/31/2024 to 11/15/2030	4,000,000	3,681,797
1.00%, 12/15/2024 to 07/31/2028	4,000,000	3,723,828
1.13%, 02/29/2028 to 02/15/2031	6,000,000	5,430,234
1.25%, 07/31/2023 to 08/15/2031	10,500,000	9,824,296
1.38%, 08/31/2023 to 11/15/2031	5,000,000	4,688,556
1.50%, 09/30/2024 to 02/15/2030	12,181,000	11,673,972
1.63%, 02/15/2026 to 05/15/2031	9,719,000	9,190,577
1.75%, 07/31/2024 to 11/15/2029	5,070,000	4,867,268
1.88%, 08/31/2024 to 02/15/2032	7,000,000	6,730,313
2.00%, 05/31/2024 to 11/15/2026	12,004,000	11,739,709
2.13%, 03/31/2024 to 05/15/2025	10,320,000	10,151,700
2.25%, 10/31/2024 to 11/15/2027	18,094,000	17,756,143
2.38%, 08/15/2024 to 05/15/2029	5,721,000	5,628,427
2.50%, 08/15/2023 to 01/31/2025	6,620,000	6,569,224
2.63%, 12/31/2023 to 02/15/2029	4,700,000	4,678,543
2.75%, 07/31/2023 to 02/15/2028	8,000,000	7,986,251
2.88%, 04/30/2025 to 05/15/2032	8,500,000	8,574,862
3.13%, 11/15/2028	3,000,000	3,069,023
		284,005,238
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 4.0%
Federal Home Loan Bank
0.13%, 06/02/2023	$ 2,000,000	$ 1,953,366
1.50%, 08/15/2024	1,500,000	1,459,110
2.00%, 09/09/2022	1,000,000	999,558
2.50%, 12/09/2022	1,000,000	998,312
2.88%, 09/13/2024	1,000,000	997,775
5.50%, 07/15/2036	2,000,000	2,503,908
Federal Home Loan Mtg. Corp.
Zero Coupon, 12/14/2029	2,200,000	1,773,735
0.38%, 07/21/2025 to 09/23/2025	4,000,000	3,709,760
Federal National Mtg. Assoc.
0.50%, 06/17/2025 to 11/07/2025	4,000,000	3,722,677
0.63%, 04/22/2025	2,000,000	1,881,513
Tennessee Valley Authority
4.88%, 01/15/2048	1,000,000	1,154,170
		21,153,884
Total U.S. Government & Agency Obligations (cost $319,350,996)		305,159,122
UNAFFILIATED INVESTMENT COMPANIES — 3.6%
Exchange-Traded Funds — 3.6%
iShares 10-20 Year Treasury Bond ETF	1,400	172,830
iShares 1-3 Year Treasury Bond ETF	44,300	3,679,115
iShares 20+ Year Treasury Bond ETF	14,200	1,667,506
iShares 3-7 Year Treasury Bond ETF	33,000	4,001,580
iShares 7-10 Year Treasury Bond ETF	9,900	1,041,183
iShares iBoxx $ Investment Grade Corporate Bond ETF	73,800	8,458,218
Total Unaffiliated Investment Companies (cost $21,078,686)		19,020,432
Total Long-Term Investment Securities (cost $547,918,579)		518,728,741
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 07/29/2022 to be repurchased 08/01/2022 in the amount of $3,343,576 and collateralized by $2,249,900 of United States Treasury Bonds, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $3,410,413 (cost $3,343,451)	3,343,451	3,343,451
TOTAL INVESTMENTS (cost $551,262,030)(1)	99.3%	522,072,192
Other assets less liabilities	0.7	3,910,959
NET ASSETS	100.0%	$525,983,151
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Index Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $1,912,794 representing 0.4% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

ETF—Exchange Traded Fund
ULC—Unlimited Liability Corp.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$194,549,187	$—	$194,549,187
U.S. Government & Agency Obligations	—	305,159,122	—	305,159,122
Unaffiliated Investment Companies	19,020,432	—	—	19,020,432
Repurchase Agreements	—	3,343,451	—	3,343,451
Total Investments at Value	$19,020,432	$503,051,760	$—	$522,072,192
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	61.4%
Banks	6.1
Unaffiliated Investment Companies	3.4
Software	2.4
Electric	2.4
Oil & Gas	2.2
Pharmaceuticals	1.9
Diversified Financial Services	1.3
Food	1.2
Internet	1.1
Aerospace/Defense	1.0
Computers	1.0
Telecommunications	0.9
Chemicals	0.9
Machinery-Diversified	0.9
Gas	0.7
Miscellaneous Manufacturing	0.7
Agriculture	0.7
Commercial Services	0.7
Semiconductors	0.7
Airlines	0.6
Retail	0.6
Healthcare-Services	0.6
Biotechnology	0.6
Pipelines	0.5
Repurchase Agreements	0.5
Auto Manufacturers	0.5
Auto Parts & Equipment	0.4
Cosmetics/Personal Care	0.4
REITS	0.4
Insurance	0.3
Mining	0.3
Transportation	0.3
Apparel	0.2
Beverages	0.2
Environmental Control	0.2
Lodging	0.2
Healthcare-Products	0.1
98.5%
Credit Quality†#
Aaa	66.1%
Aa	1.3
A	13.8
Baa	18.1
Not Rated@	0.7
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 33.2%
Aerospace/Defense — 1.0%
General Dynamics Corp.
3.75%, 05/15/2028	$ 2,000,000	$ 2,022,633
Raytheon Technologies Corp.
3.50%, 03/15/2027	3,000,000	2,997,333
		5,019,966
Agriculture — 0.7%
Altria Group, Inc.
2.35%, 05/06/2025	2,000,000	1,918,660
4.00%, 01/31/2024	700,000	704,613
Philip Morris International, Inc.
3.60%, 11/15/2023	1,000,000	1,005,004
		3,628,277
Airlines — 0.6%
Southwest Airlines Co.
5.13%, 06/15/2027	3,000,000	3,106,807
Apparel — 0.2%
VF Corp.
2.95%, 04/23/2030	1,300,000	1,184,421
Auto Manufacturers — 0.5%
Stellantis NV
5.25%, 04/15/2023	2,573,000	2,581,748
Auto Parts & Equipment — 0.4%
Lear Corp.
3.50%, 05/30/2030	1,500,000	1,323,716
3.80%, 09/15/2027	1,000,000	968,398
		2,292,114
Banks — 6.1%
Bank of America Corp.
3.88%, 08/01/2025	1,200,000	1,211,169
Bank of Montreal
3.30%, 02/05/2024	1,000,000	998,517
Barclays PLC
3.65%, 03/16/2025	1,000,000	982,216
4.34%, 01/10/2028	2,000,000	1,943,852
Credit Suisse AG
3.63%, 09/09/2024	1,000,000	986,125
Discover Bank
2.70%, 02/06/2030	2,000,000	1,716,044
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	2,000,000	1,958,228
JPMorgan Chase & Co.
3.38%, 05/01/2023	1,300,000	1,302,462
3.88%, 09/10/2024	1,000,000	1,005,937
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	800,000	793,940
Morgan Stanley
3.63%, 01/20/2027	1,000,000	991,397
3.75%, 02/25/2023	1,300,000	1,303,630
4.00%, 07/23/2025	2,000,000	2,016,016
NatWest Group PLC
5.13%, 05/28/2024	1,000,000	1,004,705
Northern Trust Corp.
1.95%, 05/01/2030	2,000,000	1,753,311
PNC Bank NA
2.95%, 02/23/2025	2,500,000	2,456,478
State Street Corp.
3.10%, 05/15/2023	3,000,000	3,005,260
Security Description	Shares or Principal Amount	Value

Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	$ 1,000,000	$ 949,416
Wells Fargo & Co.
1.65%, 06/02/2024	2,000,000	1,962,612
3.00%, 02/19/2025 to 04/22/2026	2,000,000	1,962,292
3.55%, 09/29/2025	1,000,000	996,328
		31,299,935
Beverages — 0.2%
Keurig Dr. Pepper, Inc.
3.13%, 12/15/2023	1,000,000	998,185
Biotechnology — 0.6%
Gilead Sciences, Inc.
3.50%, 02/01/2025	900,000	903,435
3.65%, 03/01/2026	2,000,000	2,009,343
		2,912,778
Chemicals — 0.9%
Air Products and Chemicals, Inc.
1.85%, 05/15/2027	2,000,000	1,872,129
2.05%, 05/15/2030	2,000,000	1,798,374
Dow Chemical Co.
4.80%, 11/30/2028	1,000,000	1,033,645
		4,704,148
Commercial Services — 0.7%
Quanta Services, Inc.
2.90%, 10/01/2030	2,000,000	1,728,230
S&P Global, Inc.
2.70%, 03/01/2029*	2,000,000	1,883,410
		3,611,640
Computers — 1.0%
Apple, Inc.
2.05%, 09/11/2026	2,000,000	1,922,316
3.35%, 02/09/2027	1,000,000	1,015,177
3.45%, 05/06/2024	1,000,000	1,009,039
International Business Machines Corp.
2.88%, 11/09/2022	1,000,000	1,001,503
		4,948,035
Cosmetics/Personal Care — 0.4%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	2,000,000	1,864,363
Diversified Financial Services — 1.3%
American Express Co.
3.00%, 10/30/2024	2,000,000	1,980,456
Capital One Financial Corp.
3.30%, 10/30/2024	2,000,000	1,964,151
Synchrony Financial
4.38%, 03/19/2024	2,000,000	1,995,986
Visa, Inc.
3.15%, 12/14/2025	1,000,000	999,476
		6,940,069
Electric — 2.4%
Connecticut Light & Power Co.
3.20%, 03/15/2027	2,000,000	1,983,602
Dominion Energy, Inc.
3.90%, 10/01/2025	1,000,000	1,004,349
DTE Energy Co.
2.53%, 10/01/2024	2,000,000	1,944,962

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Evergy, Inc.
2.45%, 09/15/2024	$ 2,000,000	$ 1,941,007
Pacific Gas & Electric Co.
2.10%, 08/01/2027	3,000,000	2,565,192
4.55%, 07/01/2030	2,000,000	1,846,233
Sempra Energy
3.25%, 06/15/2027	1,000,000	967,863
		12,253,208
Environmental Control — 0.2%
Republic Services, Inc.
2.50%, 08/15/2024	1,000,000	980,378
Food — 1.2%
Conagra Brands, Inc.
4.30%, 05/01/2024	1,000,000	1,006,024
General Mills, Inc.
3.20%, 02/10/2027	3,000,000	2,952,075
Kroger Co.
4.50%, 01/15/2029	2,000,000	2,049,565
		6,007,664
Gas — 0.7%
NiSource, Inc.
3.60%, 05/01/2030	2,000,000	1,905,743
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	962,964
Southern California Gas Co.
2.55%, 02/01/2030	1,000,000	925,219
		3,793,926
Healthcare-Products — 0.1%
Abbott Laboratories
3.75%, 11/30/2026	283,000	290,511
Healthcare-Services — 0.6%
UnitedHealth Group, Inc.
2.88%, 03/15/2023	1,000,000	997,779
3.85%, 06/15/2028	2,000,000	2,047,789
		3,045,568
Insurance — 0.3%
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	2,000,000	1,749,484
Internet — 1.1%
Alphabet, Inc.
2.00%, 08/15/2026	1,300,000	1,253,680
Amazon.com, Inc.
2.80%, 08/22/2024	1,200,000	1,194,957
eBay, Inc.
3.45%, 08/01/2024	1,300,000	1,298,910
Expedia Group, Inc.
3.80%, 02/15/2028	2,000,000	1,865,480
		5,613,027
Lodging — 0.2%
Marriott International, Inc.
3.13%, 06/15/2026	900,000	870,182
Machinery-Diversified — 0.9%
John Deere Capital Corp.
2.80%, 09/08/2027 to 07/18/2029	2,500,000	2,420,097
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Otis Worldwide Corp.
2.57%, 02/15/2030	$ 2,500,000	$ 2,239,445
		4,659,542
Mining — 0.3%
Newmont Corp.
2.25%, 10/01/2030	2,000,000	1,708,636
Miscellaneous Manufacturing — 0.7%
3M Co.
2.38%, 08/26/2029	2,000,000	1,830,100
GE Capital Funding LLC
4.40%, 05/15/2030	2,000,000	1,947,318
		3,777,418
Oil & Gas — 2.2%
Diamondback Energy, Inc.
3.13%, 03/24/2031	4,000,000	3,624,667
Pioneer Natural Resources Co.
1.90%, 08/15/2030	4,000,000	3,384,305
Shell International Finance BV
3.25%, 05/11/2025	2,000,000	1,999,762
TotalEnergies Capital International SA
3.75%, 04/10/2024	600,000	604,945
Valero Energy Corp.
4.00%, 04/01/2029	2,000,000	1,951,268
		11,564,947
Pharmaceuticals — 1.9%
AbbVie, Inc.
3.60%, 05/14/2025	800,000	800,082
Allergan Funding SCS
3.80%, 03/15/2025	600,000	596,129
AstraZeneca PLC
1.38%, 08/06/2030	2,000,000	1,724,352
Bristol-Myers Squibb Co.
3.45%, 11/15/2027	1,000,000	1,009,086
CVS Health Corp.
4.00%, 12/05/2023	700,000	704,346
4.30%, 03/25/2028	2,000,000	2,032,980
Evernorth Health, Inc.
3.00%, 07/15/2023	1,000,000	992,670
Johnson & Johnson
2.45%, 03/01/2026	1,000,000	990,089
Novartis Capital Corp.
3.40%, 05/06/2024	1,200,000	1,206,077
		10,055,811
Pipelines — 0.5%
Kinder Morgan, Inc.
3.15%, 01/15/2023	600,000	599,073
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	500,000	513,913
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,739,892
		2,852,878
REITS — 0.4%
Crown Castle, Inc.
3.30%, 07/01/2030	2,000,000	1,835,955
Retail — 0.6%
Home Depot, Inc.
3.90%, 12/06/2028	2,000,000	2,059,713

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Walmart, Inc.
2.65%, 12/15/2024	$ 1,000,000	$ 992,691
		3,052,404
Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	1,000,000	989,571
NVIDIA Corp.
0.58%, 06/14/2024	2,000,000	1,906,894
QUALCOMM, Inc.
3.45%, 05/20/2025	700,000	704,009
		3,600,474
Software — 2.4%
Microsoft Corp.
3.13%, 11/03/2025	1,300,000	1,306,894
Oracle Corp.
1.65%, 03/25/2026	2,000,000	1,838,579
2.65%, 07/15/2026	900,000	851,397
3.40%, 07/08/2024	1,000,000	994,979
Roper Technologies, Inc.
1.75%, 02/15/2031	2,000,000	1,635,074
Salesforce, Inc.
0.63%, 07/15/2024	2,000,000	1,911,627
VMware, Inc.
1.00%, 08/15/2024	2,000,000	1,881,578
Workday, Inc.
3.70%, 04/01/2029	2,000,000	1,931,046
		12,351,174
Telecommunications — 0.9%
T-Mobile USA, Inc.
3.75%, 04/15/2027	1,000,000	985,153
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,871,810
Vodafone Group PLC
4.38%, 05/30/2028	2,000,000	2,036,048
		4,893,011
Transportation — 0.3%
FedEx Corp.
3.40%, 02/15/2028	1,500,000	1,467,364
Total Corporate Bonds & Notes (cost $180,286,167)		171,516,048
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 61.4%
U.S. Government — 53.1%
United States Treasury Bonds
5.25%, 02/15/2029	1,000,000	1,151,367
6.00%, 02/15/2026	1,000,000	1,106,602
United States Treasury Notes
0.13%, 11/30/2022 to 02/15/2024	30,300,000	29,502,157
0.25%, 06/15/2023 to 10/31/2025	22,000,000	20,763,086
0.38%, 10/31/2023 to 09/30/2027	20,500,000	19,148,536
0.50%, 11/30/2023 to 10/31/2027	13,000,000	11,944,961
0.63%, 10/15/2024 to 08/15/2030	11,500,000	10,304,845
0.75%, 12/31/2023 to 01/31/2028	12,000,000	11,202,031
0.88%, 06/30/2026 to 11/15/2030	3,500,000	3,137,598
1.00%, 07/31/2028	2,000,000	1,809,141
1.13%, 02/28/2027 to 02/15/2031	4,000,000	3,636,094
1.25%, 07/31/2023 to 08/15/2031	16,500,000	15,236,622
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.38%, 06/30/2023 to 11/15/2031	$11,900,000	$ 11,224,043
1.50%, 01/15/2023 to 02/15/2030	14,400,000	13,795,855
1.63%, 08/31/2022 to 05/15/2031	20,300,000	19,524,925
1.75%, 09/30/2022 to 11/15/2029	11,000,000	10,713,831
1.88%, 07/31/2022 to 02/15/2032	11,200,000	10,937,618
2.00%, 10/31/2022 to 11/15/2026	12,500,000	12,323,371
2.13%, 12/31/2022 to 05/31/2026	11,600,000	11,432,903
2.25%, 12/31/2023 to 11/15/2027	15,500,000	15,246,470
2.38%, 02/29/2024 to 05/15/2029	6,600,000	6,513,550
2.50%, 03/31/2023 to 02/28/2026	5,700,000	5,665,128
2.63%, 12/31/2023 to 02/15/2029	9,800,000	9,748,820
2.75%, 11/15/2023 to 02/15/2028	6,800,000	6,787,739
2.88%, 04/30/2025 to 05/15/2032	9,500,000	9,571,581
3.13%, 11/15/2028	2,000,000	2,046,016
		274,474,890
U.S. Government Agency — 8.3%
Federal Farm Credit Bank
0.90%, 06/15/2026	1,500,000	1,397,388
Federal Home Loan Bank
1.38%, 02/17/2023	2,000,000	1,983,476
1.50%, 08/15/2024	3,000,000	2,918,220
1.88%, 12/09/2022	2,000,000	1,993,174
2.50%, 12/09/2022 to 02/13/2024	4,000,000	3,979,922
2.88%, 09/13/2024	1,000,000	997,775
3.25%, 11/16/2028	2,000,000	2,052,451
Federal Home Loan Mtg. Corp.
0.25%, 06/26/2023	2,000,000	1,949,332
0.38%, 07/21/2025 to 09/23/2025	5,000,000	4,637,200
2.75%, 06/19/2023	3,000,000	2,990,209
Federal National Mtg. Assoc.
0.25%, 07/10/2023	2,000,000	1,948,166
0.38%, 08/25/2025	2,000,000	1,853,396
0.50%, 06/17/2025	2,500,000	2,337,135
0.75%, 10/08/2027	2,000,000	1,806,163
1.63%, 10/15/2024	3,000,000	2,913,344
1.88%, 09/24/2026	2,000,000	1,926,774
2.13%, 04/24/2026	2,000,000	1,950,128
2.63%, 09/06/2024	3,500,000	3,474,701
		43,108,954
Total U.S. Government & Agency Obligations (cost $328,493,585)		317,583,844
UNAFFILIATED INVESTMENT COMPANIES — 3.4%
Exchange-Traded Funds — 3.4%
iShares 1-3 Year Treasury Bond ETF	58,000	4,816,900
iShares 3-7 Year Treasury Bond ETF	42,200	5,117,172
iShares 7-10 Year Treasury Bond ETF	12,200	1,283,074
iShares iBoxx $ Investment Grade Corporate Bond ETF	53,000	6,074,330
Total Unaffiliated Investment Companies (cost $18,601,008)		17,291,476
Total Long-Term Investment Securities (cost $527,380,760)		506,391,368

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 07/29/2022, to be repurchased 08/01/2022 in the amount of $2,738,650 and collateralized by $1,842,800 of United States Treasury Inflation Index Bonds, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $2,793,329
(cost $2,738,548)	$ 2,738,548	$ 2,738,548
TOTAL INVESTMENTS (cost $530,119,308)(1)	98.5%	509,129,916
Other assets less liabilities	1.5	7,737,238
NET ASSETS	100.0%	$516,867,154
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Intermediate Index Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $1,883,410 representing 0.4% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$171,516,048	$—	$171,516,048
U.S. Government & Agency Obligations	—	317,583,844	—	317,583,844
Unaffiliated Investment Companies	17,291,476	—	—	17,291,476
Repurchase Agreements	—	2,738,548	—	2,738,548
Total Investments at Value	$17,291,476	$491,838,440	$—	$509,129,916
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Banks	13.1%
Pharmaceuticals	12.7
Oil & Gas	7.9
Insurance	6.5
Electric	5.3
Healthcare-Services	4.1
Software	3.8
Aerospace/Defense	3.4
Agriculture	3.3
Retail	3.2
Semiconductors	3.2
Biotechnology	2.7
Computers	2.6
Transportation	2.4
Food	2.3
Diversified Financial Services	2.3
Telecommunications	2.2
Media	2.1
Chemicals	1.9
Unaffiliated Investment Companies	1.5
Machinery-Diversified	1.4
Auto Manufacturers	1.4
Home Builders	1.1
Iron/Steel	1.0
Packaging & Containers	1.0
Internet	0.9
Mining	0.9
Pipelines	0.7
Commercial Services	0.7
Short-Term Investments	0.6
Miscellaneous Manufacturing	0.6
Building Materials	0.4
Electronics	0.3
Healthcare-Products	0.3
Advertising	0.3
Real Estate	0.3
Apparel	0.2
Distribution/Wholesale	0.2
Auto Parts & Equipment	0.2
Hand/Machine Tools	0.2
Home Furnishings	0.1
Leisure Time	0.1
Forest Products & Paper	0.1
Energy-Alternate Sources	0.1
Beverages	0.1
Shipbuilding	0.1
Housewares	0.1
Gas	0.1
Machinery-Construction & Mining	0.1
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	42,200	$ 1,260,514
Omnicom Group, Inc.	40,500	2,828,520
		4,089,034
Aerospace/Defense — 3.4%
General Dynamics Corp.	54,200	12,285,514
L3Harris Technologies, Inc.	29,800	7,151,106
Lockheed Martin Corp.	38,400	15,890,304
Northrop Grumman Corp.	23,600	11,302,040
		46,628,964
Agriculture — 3.3%
Altria Group, Inc.	272,100	11,934,306
Archer-Daniels-Midland Co.	104,900	8,682,573
Darling Ingredients, Inc.†	19,800	1,371,744
Philip Morris International, Inc.	230,800	22,422,220
		44,410,843
Apparel — 0.2%
Capri Holdings, Ltd.†	21,100	1,027,148
Ralph Lauren Corp.	5,448	537,336
Skechers U.S.A., Inc., Class A†	17,100	649,116
Tapestry, Inc.	30,900	1,039,167
		3,252,767
Auto Manufacturers — 1.4%
Cummins, Inc.	17,200	3,806,532
Ford Motor Co.	737,100	10,827,999
PACCAR, Inc.	42,732	3,910,833
		18,545,364
Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	29,400	1,130,724
Lear Corp.	8,700	1,314,918
		2,445,642
Banks — 13.1%
Bank of America Corp.	1,260,400	42,614,124
Bank of New York Mellon Corp.	130,800	5,684,568
Comerica, Inc.	20,500	1,594,285
Commerce Bancshares, Inc.	17,717	1,231,154
Cullen/Frost Bankers, Inc.	7,500	978,000
East West Bancorp, Inc.	21,100	1,514,558
Fifth Third Bancorp	104,700	3,572,364
First Horizon Corp.	60,372	1,349,918
Goldman Sachs Group, Inc.	50,100	16,702,839
Huntington Bancshares, Inc.	51,600	685,764
JPMorgan Chase & Co.	406,700	46,916,912
KeyCorp	144,000	2,635,200
Morgan Stanley	142,700	12,029,610
Northern Trust Corp.	30,600	3,053,268
Pinnacle Financial Partners, Inc.	4,800	379,680
PNC Financial Services Group, Inc.	62,300	10,338,062
Prosperity Bancshares, Inc.	11,300	837,217
Regions Financial Corp.	141,700	3,001,206
Synovus Financial Corp.	9,300	375,534
Truist Financial Corp.	197,400	9,962,778
US Bancorp	220,556	10,410,243
Zions Bancorp NA	24,200	1,320,110
		177,187,394
Beverages — 0.1%
Molson Coors Beverage Co., Class B	24,541	1,466,325
Security Description	Shares or Principal Amount	Value

Biotechnology — 2.7%
Amgen, Inc.	65,500	$ 16,209,285
Biogen, Inc.†	5,100	1,096,806
Gilead Sciences, Inc.	174,900	10,450,275
Regeneron Pharmaceuticals, Inc.†	15,800	9,190,702
		36,947,068
Building Materials — 0.4%
Builders FirstSource, Inc.†	21,200	1,441,600
Masco Corp.	49,700	2,752,386
Owens Corning	20,700	1,919,718
		6,113,704
Chemicals — 1.9%
Celanese Corp.	22,100	2,596,971
Chemours Co.	8,100	288,279
Dow, Inc.	89,300	4,751,653
DuPont de Nemours, Inc.	72,000	4,408,560
Eastman Chemical Co.	25,700	2,465,401
FMC Corp.	17,600	1,955,360
Huntsman Corp.	16,196	469,036
LyondellBasell Industries NV, Class A	40,243	3,586,456
Mosaic Co.	71,500	3,765,190
Olin Corp.	18,603	972,379
		25,259,285
Commercial Services — 0.7%
AMERCO	3,300	1,772,364
Avis Budget Group, Inc.†	1,700	309,451
Global Payments, Inc.	10,100	1,235,432
Robert Half International, Inc.	5,700	451,098
Service Corp. International	33,200	2,472,072
United Rentals, Inc.†	10,700	3,452,569
		9,692,986
Computers — 2.6%
CACI International, Inc., Class A†	2,900	876,641
Cognizant Technology Solutions Corp., Class A	18,700	1,270,852
Dell Technologies, Inc., Class C	32,600	1,468,956
DXC Technology Co.†	28,300	894,280
Hewlett Packard Enterprise Co.	244,300	3,478,832
HP, Inc.	243,700	8,137,143
International Business Machines Corp.	124,800	16,322,592
Leidos Holdings, Inc.	16,747	1,791,929
NetApp, Inc.	17,600	1,255,408
		35,496,633
Distribution/Wholesale — 0.2%
LKQ Corp.	57,500	3,153,300
Diversified Financial Services — 2.3%
American Express Co.	114,200	17,589,084
Ameriprise Financial, Inc.	16,600	4,480,672
Credit Acceptance Corp.†	2,500	1,439,775
Discover Financial Services	43,300	4,373,300
Jefferies Financial Group, Inc.	39,700	1,293,029
SEI Investments Co.	21,500	1,190,240
Western Union Co.	47,300	805,046
		31,171,146
Electric — 5.3%
Alliant Energy Corp.	36,900	2,248,317
Dominion Energy, Inc.	119,000	9,755,620
Duke Energy Corp.	94,400	10,377,392

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Edison International	52,800	$ 3,578,256
Entergy Corp.	29,800	3,430,874
Evergy, Inc.	33,800	2,307,188
Eversource Energy	47,800	4,216,916
Exelon Corp.	184,500	8,577,405
NRG Energy, Inc.	34,200	1,291,050
OGE Energy Corp.	24,478	1,005,556
Pinnacle West Capital Corp.	13,894	1,020,792
PPL Corp.	105,100	3,056,308
Public Service Enterprise Group, Inc.	100,000	6,567,000
Southern Co.	156,700	12,048,663
Vistra Corp.	67,400	1,742,290
		71,223,627
Electronics — 0.3%
Arrow Electronics, Inc.†	14,000	1,794,380
Jabil, Inc.	28,400	1,685,256
Sensata Technologies Holding PLC	20,900	929,423
		4,409,059
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	15,800	1,566,886
Engineering & Construction — 0.0%
TopBuild Corp.†	1,200	254,064
Food — 2.3%
Campbell Soup Co.	22,969	1,133,520
Conagra Brands, Inc.	58,863	2,013,703
General Mills, Inc.	89,300	6,678,747
Ingredion, Inc.	3,400	309,332
J.M. Smucker Co.	16,000	2,117,120
Kellogg Co.	47,400	3,503,808
Kraft Heinz Co.	180,500	6,647,815
Kroger Co.	109,900	5,103,756
Tyson Foods, Inc., Class A	43,500	3,828,435
		31,336,236
Forest Products & Paper — 0.1%
International Paper Co.	45,400	1,941,758
Gas — 0.1%
National Fuel Gas Co.	11,200	810,208
Hand/Machine Tools — 0.2%
Snap-on, Inc.	10,300	2,307,715
Healthcare-Products — 0.3%
Henry Schein, Inc.†	20,500	1,616,015
Hologic, Inc.†	35,000	2,498,300
		4,114,315
Healthcare-Services — 4.1%
Centene Corp.†	81,300	7,558,461
DaVita, Inc.†	21,300	1,792,608
Elevance Health, Inc.	46,700	22,280,570
HCA Healthcare, Inc.	63,800	13,552,396
Laboratory Corp. of America Holdings	18,200	4,771,858
Quest Diagnostics, Inc.	25,700	3,509,849
Universal Health Services, Inc., Class B	14,800	1,664,556
		55,130,298
Security Description	Shares or Principal Amount	Value

Home Builders — 1.1%
D.R. Horton, Inc.	68,900	$ 5,376,267
Lennar Corp., Class A	52,000	4,420,000
NVR, Inc.†	610	2,679,791
PulteGroup, Inc.	50,900	2,220,258
		14,696,316
Home Furnishings — 0.1%
Whirlpool Corp.	11,900	2,057,153
Housewares — 0.1%
Newell Brands, Inc.	50,800	1,026,668
Insurance — 6.5%
Aflac, Inc.	103,500	5,930,550
Allstate Corp.	44,300	5,181,771
American Financial Group, Inc.	12,600	1,684,368
Arch Capital Group, Ltd.†	59,100	2,624,040
Assurant, Inc.	8,500	1,494,130
Chubb, Ltd.	66,200	12,487,968
Cincinnati Financial Corp.	23,800	2,316,692
Equitable Holdings, Inc.	64,900	1,845,107
Everest Re Group, Ltd.	6,900	1,803,315
Fidelity National Financial, Inc.	41,800	1,670,328
First American Financial Corp.	16,400	951,200
Globe Life, Inc.	13,600	1,369,928
Hartford Financial Services Group, Inc.	53,000	3,416,910
Lincoln National Corp.	28,600	1,468,324
Loews Corp.	39,300	2,289,225
Markel Corp.†	1,870	2,425,652
MetLife, Inc.	132,300	8,367,975
Old Republic International Corp.	29,800	693,446
Principal Financial Group, Inc.	40,700	2,724,458
Prudential Financial, Inc.	58,300	5,829,417
Reinsurance Group of America, Inc.	8,243	954,375
RenaissanceRe Holdings, Ltd.	6,600	853,446
Travelers Cos., Inc.	68,900	10,934,430
Unum Group	24,600	791,874
Voya Financial, Inc.	19,800	1,191,168
Willis Towers Watson PLC	19,200	3,973,248
WR Berkley Corp.	39,725	2,484,004
		87,757,349
Internet — 0.9%
Meta Platforms, Inc., Class A†	63,000	10,023,300
NortonLifeLock, Inc.	77,200	1,893,716
		11,917,016
Iron/Steel — 1.0%
Nucor Corp.	56,900	7,727,020
Reliance Steel & Aluminum Co.	12,200	2,321,050
Steel Dynamics, Inc.	39,900	3,107,412
United States Steel Corp.	13,600	321,640
		13,477,122
Leisure Time — 0.1%
Brunswick Corp.	14,500	1,161,740
Polaris, Inc.	7,300	856,144
		2,017,884
Lodging — 0.0%
Boyd Gaming Corp.	8,294	460,400
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	8,700	749,070

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified — 1.4%
AGCO Corp.	9,200	$ 1,002,064
Deere & Co.	45,700	15,683,326
Dover Corp.	17,600	2,352,768
		19,038,158
Media — 2.1%
Comcast Corp., Class A	675,300	25,337,256
Fox Corp., Class A	63,600	2,105,796
Nexstar Media Group, Inc.	4,900	923,013
		28,366,065
Mining — 0.9%
Alcoa Corp.	22,700	1,155,203
Freeport-McMoRan, Inc.	177,740	5,607,697
Newmont Corp.	111,400	5,044,192
		11,807,092
Miscellaneous Manufacturing — 0.6%
Parker-Hannifin Corp.	19,200	5,550,528
Textron, Inc.	43,300	2,842,212
		8,392,740
Oil & Gas — 7.9%
APA Corp.	50,500	1,877,085
Chevron Corp.	98,033	16,055,845
ConocoPhillips	46,300	4,511,009
EOG Resources, Inc.	110,500	12,289,810
Exxon Mobil Corp.	624,000	60,484,320
Marathon Oil Corp.	108,770	2,697,496
Ovintiv, Inc.	36,700	1,875,003
Valero Energy Corp.	60,600	6,712,662
		106,503,230
Packaging & Containers — 1.0%
Amcor PLC	296,400	3,838,380
Berry Global Group, Inc.†	16,600	956,990
Crown Holdings, Inc.	25,500	2,592,840
Packaging Corp. of America	17,800	2,502,858
Sealed Air Corp.	29,600	1,809,152
WestRock Co.	31,200	1,321,632
		13,021,852
Pharmaceuticals — 12.7%
AbbVie, Inc.	246,600	35,389,566
AmerisourceBergen Corp.	38,600	5,632,898
Bristol-Myers Squibb Co.	261,200	19,271,336
Cardinal Health, Inc.	33,407	1,989,721
Cigna Corp.	50,900	14,015,824
CVS Health Corp.	184,245	17,628,562
McKesson Corp.	30,400	10,384,032
Merck & Co., Inc.	373,300	33,350,622
Pfizer, Inc.	688,200	34,760,982
		172,423,543
Pipelines — 0.7%
Kinder Morgan, Inc.	334,100	6,010,459
ONEOK, Inc.	62,000	3,703,880
		9,714,339
Security Description	Shares or Principal Amount	Value

Real Estate — 0.3%
CBRE Group, Inc., Class A†	25,199	$ 2,157,538
Jones Lang LaSalle, Inc.†	9,600	1,830,432
		3,987,970
Retail — 3.2%
AutoNation, Inc.†	16,400	1,947,336
AutoZone, Inc.†	3,400	7,267,126
Darden Restaurants, Inc.	9,100	1,132,859
Lithia Motors, Inc.	1,000	265,280
Lowe's Cos., Inc.	138,400	26,507,752
Penske Automotive Group, Inc.	11,900	1,362,431
Walgreens Boots Alliance, Inc.	127,100	5,035,702
		43,518,486
Semiconductors — 3.2%
Applied Materials, Inc.	45,800	4,853,884
KLA Corp.	11,900	4,564,126
Lam Research Corp.	7,200	3,603,672
Micron Technology, Inc.	137,037	8,477,109
QUALCOMM, Inc.	137,400	19,931,244
Teradyne, Inc.	19,600	1,977,444
		43,407,479
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	6,000	1,301,040
Software — 3.8%
Fiserv, Inc.†	79,294	8,379,790
Oracle Corp.	555,700	43,255,688
		51,635,478
Telecommunications — 2.2%
Cisco Systems, Inc.	621,500	28,197,455
Corning, Inc.	30,300	1,113,828
		29,311,283
Transportation — 2.4%
C.H. Robinson Worldwide, Inc.	18,000	1,992,600
Expeditors International of Washington, Inc.	23,600	2,507,500
FedEx Corp.	31,800	7,412,262
Knight-Swift Transportation Holdings, Inc.	24,400	1,340,780
United Parcel Service, Inc., Class B	102,000	19,878,780
		33,131,922
Total Common Stocks (cost $1,111,190,667)		1,328,674,276
UNAFFILIATED INVESTMENT COMPANIES — 1.5%
Exchange-Traded Funds — 1.5%
iShares Russell 1000 Value ETF (cost $19,529,812)	130,600	20,181,618
Total Long-Term Investment Securities (cost $1,130,720,479)		1,348,855,894

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(1) (cost $8,730,615)	8,730,615	$ 8,730,615
TOTAL INVESTMENTS (cost $1,139,451,094)(2)	100.1%	1,357,586,509
Other assets less liabilities	(0.1)	(1,853,848)
NET ASSETS	100.0%	$1,355,732,661
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2022.
(2)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,328,674,276	$—	$—	$1,328,674,276
Unaffiliated Investment Companies	20,181,618	—	—	20,181,618
Short-Term Investments	8,730,615	—	—	8,730,615
Total Investments at Value	$1,357,586,509	$—	$—	$1,357,586,509
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Banks	12.1%
Commercial Services	6.6
Electronics	5.9
Chemicals	5.9
Insurance	5.8
Building Materials	5.5
Retail	5.5
Oil & Gas Services	4.4
Healthcare-Products	4.2
Software	3.8
Real Estate	3.8
Food	3.3
Oil & Gas	3.1
Computers	2.9
REITS	2.9
Engineering & Construction	2.7
Short-Term Investments	2.4
Energy-Alternate Sources	2.2
Metal Fabricate/Hardware	1.8
Savings & Loans	1.8
Lodging	1.6
Semiconductors	1.5
Trucking&Leasing	1.4
Distribution/Wholesale	1.3
Home Builders	1.2
Pharmaceuticals	1.0
Aerospace/Defense	1.0
Diversified Financial Services	0.9
Transportation	0.7
Apparel	0.6
Auto Parts & Equipment	0.6
Machinery-Construction & Mining	0.5
Electric	0.4
Auto Manufacturers	0.3
Hand/Machine Tools	0.2
Machinery-Diversified	0.2
Iron/Steel	0.1
Leisure Time	0.1
100.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Aerospace/Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc.†	74,931	$ 3,273,735
Apparel — 0.6%
Carter's, Inc.	24,520	1,997,890
Auto Manufacturers — 0.3%
REV Group, Inc.	91,312	1,062,872
Auto Parts & Equipment — 0.6%
Adient PLC†	58,677	1,982,109
Banks — 12.1%
Atlantic Union Bankshares Corp.	133,359	4,612,888
Camden National Corp.	50,911	2,326,633
Columbia Banking System, Inc.	216,965	6,545,834
First Interstate BancSystem, Inc., Class A	85,585	3,490,156
First of Long Island Corp.	125,291	2,280,296
German American Bancorp, Inc.	59,152	2,238,312
Peoples Bancorp, Inc.	70,483	2,179,334
South State Corp.	93,217	7,902,005
TriCo Bancshares	69,328	3,313,879
Washington Trust Bancorp, Inc.	59,839	3,283,964
		38,173,301
Building Materials — 5.5%
Apogee Enterprises, Inc.	68,590	2,854,030
Masonite International Corp.†	3,961	360,570
Summit Materials, Inc., Class A†	221,512	6,093,795
UFP Industries, Inc.	87,260	8,046,244
		17,354,639
Chemicals — 5.9%
Ashland, Inc.	41,300	4,149,411
Avient Corp.	102,076	4,404,580
Elementis PLC†	1,978,752	2,637,939
Minerals Technologies, Inc.	108,478	7,247,415
		18,439,345
Commercial Services — 6.6%
Herc Holdings, Inc.	49,781	6,173,839
ICF International, Inc.	34,459	3,251,207
QinetiQ Group PLC	261,319	1,215,114
WillScot Mobile Mini Holdings Corp.†	261,486	10,095,974
		20,736,134
Computers — 2.9%
NetScout Systems, Inc.†	259,741	9,241,585
Distribution/Wholesale — 1.3%
Univar Solutions, Inc.†	146,717	3,967,228
Diversified Financial Services — 0.9%
Bread Financial Holdings, Inc.	68,721	2,722,039
Electric — 0.4%
Black Hills Corp.	10,706	826,503
IDACORP, Inc.	3,022	337,618
		1,164,121
Electronics — 5.9%
Benchmark Electronics, Inc.	171,903	4,397,279
CTS Corp.	46,464	1,890,155
II-VI, Inc.†	53,200	2,800,448
Knowles Corp.†	487,065	9,619,534
		18,707,416
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources — 2.2%
Green Plains, Inc.†	191,671	$ 6,903,989
Engineering & Construction — 2.7%
Great Lakes Dredge & Dock Corp.†	308,550	3,989,551
Primoris Services Corp.	65,280	1,524,941
Stantec, Inc.	63,467	3,131,842
		8,646,334
Food — 3.3%
Glanbia PLC	589,332	6,932,948
Maple Leaf Foods, Inc.	160,944	3,414,821
		10,347,769
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.	5,077	681,841
Healthcare-Products — 4.2%
Envista Holdings Corp.†	132,791	5,397,954
Integer Holdings Corp.†	100,594	7,030,515
Integra LifeSciences Holdings Corp.†	15,975	879,264
		13,307,733
Home Builders — 1.2%
Century Communities, Inc.	11,847	606,211
LCI Industries	3,122	421,751
M/I Homes, Inc.†	22,236	1,023,078
Meritage Homes Corp.†	12,051	1,064,103
Taylor Morrison Home Corp.†	23,005	660,244
		3,775,387
Insurance — 5.8%
CNO Financial Group, Inc.	141,162	2,646,788
Hanover Insurance Group, Inc.	55,001	7,505,986
Horace Mann Educators Corp.	139,103	4,764,278
Selective Insurance Group, Inc.	43,184	3,362,306
		18,279,358
Iron/Steel — 0.1%
Commercial Metals Co.	9,730	385,503
Leisure Time — 0.1%
Brunswick Corp.	4,051	324,566
Lodging — 1.6%
Dalata Hotel Group PLC†	507,361	1,873,264
Hilton Grand Vacations, Inc.†	78,053	3,182,221
		5,055,485
Machinery-Construction & Mining — 0.5%
Astec Industries, Inc.	31,235	1,534,576
Machinery-Diversified — 0.2%
Columbus McKinnon Corp.	20,104	665,442
Metal Fabricate/Hardware — 1.8%
Timken Co.	88,283	5,771,943
Oil & Gas — 3.1%
Crescent Point Energy Corp.	1,214,560	9,607,975
Oil & Gas Services — 4.4%
Hunting PLC	744,074	1,956,290
Natural Gas Services Group, Inc.†	36,814	369,981
NexTier Oilfield Solutions, Inc.†	379,152	3,780,145
TechnipFMC PLC†	962,728	7,788,470
		13,894,886

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals — 1.0%
Mirum Pharmaceuticals, Inc.†	60,496	$ 1,518,450
Rhythm Pharmaceuticals, Inc.†	139,791	1,761,366
		3,279,816
Real Estate — 3.8%
Cushman & Wakefield PLC†	127,148	2,136,086
McGrath RentCorp	115,210	9,719,116
		11,855,202
REITS — 2.9%
Alexander & Baldwin, Inc.	131,398	2,616,134
Highwoods Properties, Inc.	36,696	1,305,277
STAG Industrial, Inc.	9,332	305,903
Sunstone Hotel Investors, Inc.†	425,738	4,823,611
		9,050,925
Retail — 5.5%
Brinker International, Inc.†	130,617	3,624,622
Children's Place, Inc.†	67,021	2,904,690
Denny's Corp.†	350,203	3,400,471
Group 1 Automotive, Inc.	1,823	322,525
Jack in the Box, Inc.	101,226	6,998,766
		17,251,074
Savings & Loans — 1.8%
WSFS Financial Corp.	116,794	5,573,410
Semiconductors — 1.5%
Cohu, Inc.†	94,294	2,694,922
Onto Innovation, Inc.†	25,795	2,147,434
		4,842,356
Security Description	Shares or Principal Amount	Value

Software — 3.8%
ACI Worldwide, Inc.†	274,595	$ 7,834,195
Software AG	157,320	4,220,055
		12,054,250
Transportation — 0.7%
Saia, Inc.†	9,796	2,329,979
Trucking&Leasing — 1.4%
Greenbrier Cos., Inc.	137,687	4,381,200
Total Long-Term Investment Securities (cost $304,221,716)		308,623,413
SHORT-TERM INVESTMENTS — 2.4%
Unaffiliated Investment Companies — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(1) (cost $7,580,956)	7,580,956	7,580,956
TOTAL INVESTMENTS (cost $311,802,672)(2)	100.2%	316,204,369
Other assets less liabilities	(0.2)	(511,691)
NET ASSETS	100.0%	$315,692,678
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2022.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals	$ 15,801,406	$ 2,637,939	$—	$ 18,439,345
Commercial Services	19,521,020	1,215,114	—	20,736,134
Food	3,414,821	6,932,948	—	10,347,769
Lodging	3,182,221	1,873,264	—	5,055,485
Oil & Gas Services	11,938,596	1,956,290	—	13,894,886
Software	7,834,195	4,220,055	—	12,054,250
Other Industries	228,095,544	—	—	228,095,544
Short-Term Investments	7,580,956	—	—	7,580,956
Total Investments at Value	$297,368,759	$18,835,610	$—	$316,204,369
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio#
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Software	12.4%
Internet	8.4
Computers	8.0
Pharmaceuticals	7.1
Semiconductors	5.0
Oil & Gas	4.8
Retail	4.6
Insurance	3.8
Electric	3.4
Banks	3.3
Food	3.2
REITS	3.1
Healthcare-Products	2.9
Chemicals	2.1
Electronics	1.9
Auto Manufacturers	1.9
Aerospace/Defense	1.8
Cosmetics/Personal Care	1.7
Beverages	1.6
Telecommunications	1.6
Biotechnology	1.6
Diversified Financial Services	1.5
Transportation	1.5
Healthcare-Services	1.4
Media	1.3
Commercial Services	1.1
Short-Term Investments	1.0
Agriculture	1.0
Building Materials	0.9
Hand/Machine Tools	0.7
Iron/Steel	0.7
Electrical Components & Equipment	0.6
Distribution/Wholesale	0.5
Miscellaneous Manufacturing	0.5
Environmental Control	0.4
Home Builders	0.4
Real Estate	0.3
Packaging & Containers	0.3
Auto Parts & Equipment	0.3
Apparel	0.2
Private Equity	0.2
Machinery-Construction & Mining	0.2
Machinery-Diversified	0.2
Airlines	0.2
Lodging	0.2
Gas	0.1
99.9%

#	See Note 1
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio#
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Aerospace/Defense — 1.8%
General Dynamics Corp.	2,860	$ 648,276
Lockheed Martin Corp.	5,069	2,097,603
		2,745,879
Agriculture — 1.0%
Altria Group, Inc.	18,608	816,147
Archer-Daniels-Midland Co.	8,539	706,773
		1,522,920
Airlines — 0.2%
Delta Air Lines, Inc.†	7,538	239,708
Apparel — 0.2%
NIKE, Inc., Class B	3,184	365,905
Auto Manufacturers — 1.9%
Tesla, Inc.†	3,092	2,756,363
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	5,548	232,295
Aptiv PLC†	1,459	153,034
		385,329
Banks — 3.3%
Bank of America Corp.	58,121	1,965,071
Bank of New York Mellon Corp.	3,493	151,806
Bank OZK	3,768	151,097
Comerica, Inc.	6,055	470,897
FNB Corp.	19,574	234,105
JPMorgan Chase & Co.	3,621	417,719
KeyCorp	13,234	242,182
Morgan Stanley	5,323	448,729
Pinnacle Financial Partners, Inc.	1,921	151,951
Popular, Inc.	4,275	332,039
Truist Financial Corp.	3,045	153,681
Wintrust Financial Corp.	1,711	147,215
		4,866,492
Beverages — 1.6%
PepsiCo, Inc.	13,869	2,426,520
Biotechnology — 1.6%
Moderna, Inc.†	3,073	504,249
Regeneron Pharmaceuticals, Inc.†	2,747	1,597,902
Vertex Pharmaceuticals, Inc.†	887	248,724
		2,350,875
Building Materials — 0.9%
Builders FirstSource, Inc.†	9,966	677,688
Louisiana-Pacific Corp.	2,727	173,519
Owens Corning	5,585	517,953
		1,369,160
Chemicals — 2.1%
CF Industries Holdings, Inc.	11,756	1,122,581
Huntsman Corp.	4,841	140,195
LyondellBasell Industries NV, Class A	14,509	1,293,042
Mosaic Co.	6,864	361,458
Westlake Corp.	1,886	183,583
		3,100,859
Commercial Services — 1.1%
Automatic Data Processing, Inc.	695	167,578
Avis Budget Group, Inc.†	1,304	237,367
Cintas Corp.	520	221,255
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Gartner, Inc.†	1,762	$ 467,776
Robert Half International, Inc.	6,294	498,107
		1,592,083
Computers — 8.0%
Accenture PLC, Class A	1,654	506,554
Amdocs, Ltd.	7,113	619,258
Apple, Inc.	50,130	8,146,626
Cognizant Technology Solutions Corp., Class A	4,373	297,189
Fortinet, Inc.†	17,981	1,072,567
Genpact, Ltd.	10,492	504,455
HP, Inc.	23,825	795,517
		11,942,166
Cosmetics/Personal Care — 1.7%
Colgate-Palmolive Co.	18,711	1,473,304
Procter & Gamble Co.	7,355	1,021,683
		2,494,987
Distribution/Wholesale — 0.5%
Fastenal Co.	3,077	158,035
WW Grainger, Inc.	1,185	644,083
		802,118
Diversified Financial Services — 1.5%
CME Group, Inc.	2,555	509,672
Credit Acceptance Corp.†	399	229,788
Evercore, Inc., Class A	2,087	208,637
Mastercard, Inc., Class A	1,432	506,627
SEI Investments Co.	6,034	334,042
Synchrony Financial	13,512	452,382
		2,241,148
Electric — 3.4%
American Electric Power Co., Inc.	11,270	1,110,771
DTE Energy Co.	10,680	1,391,604
Exelon Corp.	24,984	1,161,506
NRG Energy, Inc.	13,758	519,365
Sempra Energy	1,338	221,840
Vistra Corp.	24,226	626,242
		5,031,328
Electrical Components & Equipment — 0.6%
Acuity Brands, Inc.	1,964	358,234
Emerson Electric Co.	6,557	590,589
		948,823
Electronics — 1.9%
Arrow Electronics, Inc.†	3,838	491,917
Jabil, Inc.	7,892	468,311
Keysight Technologies, Inc.†	1,069	173,820
Mettler-Toledo International, Inc.†	1,295	1,747,900
		2,881,948
Environmental Control — 0.4%
Republic Services, Inc.	4,409	611,352
Food — 3.2%
Albertsons Cos., Inc., Class A	5,068	136,076
Hershey Co.	8,217	1,873,147
Kroger Co.	37,670	1,749,395
Tyson Foods, Inc., Class A	12,237	1,076,978
		4,835,596

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio#
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas — 0.1%
National Fuel Gas Co.	2,905	$ 210,148
Hand/Machine Tools — 0.7%
Lincoln Electric Holdings, Inc.	2,529	357,702
Snap-on, Inc.	3,040	681,112
		1,038,814
Healthcare-Products — 2.9%
Edwards Lifesciences Corp.†	3,354	337,211
Hologic, Inc.†	14,388	1,027,015
IDEXX Laboratories, Inc.†	3,640	1,453,015
QuidelOrtho Corp.†	2,838	289,590
Waters Corp.†	3,430	1,248,623
		4,355,454
Healthcare-Services — 1.4%
Centene Corp.†	2,028	188,543
Elevance Health, Inc.	3,094	1,476,147
Molina Healthcare, Inc.†	530	173,692
UnitedHealth Group, Inc.	316	171,380
		2,009,762
Home Builders — 0.4%
NVR, Inc.†	36	158,152
PulteGroup, Inc.	3,487	152,103
Thor Industries, Inc.	3,056	257,712
		567,967
Insurance — 3.8%
American Financial Group, Inc.	3,763	503,038
Assured Guaranty, Ltd.	3,506	204,715
Berkshire Hathaway, Inc., Class B†	8,284	2,490,170
Chubb, Ltd.	4,980	939,427
Marsh & McLennan Cos., Inc.	1,709	280,208
MetLife, Inc.	8,420	532,565
Travelers Cos., Inc.	873	138,545
Unum Group	5,968	192,110
WR Berkley Corp.	6,220	388,937
		5,669,715
Internet — 8.4%
Alphabet, Inc., Class A†	40,647	4,728,059
Alphabet, Inc., Class C†	21,664	2,526,889
Amazon.com, Inc.†	20,885	2,818,431
Booking Holdings, Inc.†	238	460,694
Meta Platforms, Inc., Class A†	12,652	2,012,933
		12,547,006
Iron/Steel — 0.7%
Nucor Corp.	7,463	1,013,475
Lodging — 0.2%
Choice Hotels International, Inc.	1,945	235,092
Machinery-Construction & Mining — 0.2%
Oshkosh Corp.	3,747	322,617
Machinery-Diversified — 0.2%
AGCO Corp.	1,358	147,914
Deere & Co.	451	154,774
		302,688
Media — 1.3%
Comcast Corp., Class A	20,833	781,654
Security Description	Shares or Principal Amount	Value

Media (continued)
FactSet Research Systems, Inc.	2,255	$ 968,928
World Wrestling Entertainment, Inc., Class A	2,453	170,018
		1,920,600
Miscellaneous Manufacturing — 0.5%
3M Co.	4,824	690,990
Oil & Gas — 4.8%
APA Corp.	9,400	349,398
Chevron Corp.	7,747	1,268,804
ConocoPhillips	30,176	2,940,048
Continental Resources, Inc.	2,046	140,949
Devon Energy Corp.	2,338	146,943
EOG Resources, Inc.	5,306	590,133
Exxon Mobil Corp.	13,849	1,342,383
Valero Energy Corp.	3,941	436,545
		7,215,203
Packaging & Containers — 0.3%
Packaging Corp. of America	2,940	413,393
Pharmaceuticals — 7.1%
AbbVie, Inc.	9,618	1,380,279
Becton Dickinson & Co.	585	142,922
Cigna Corp.	654	180,086
CVS Health Corp.	16,721	1,599,865
Johnson & Johnson	3,332	581,501
McKesson Corp.	6,081	2,077,148
Merck & Co., Inc.	24,780	2,213,845
Pfizer, Inc.	47,734	2,411,044
		10,586,690
Private Equity — 0.2%
Carlyle Group, Inc.	8,588	334,159
Real Estate — 0.3%
CBRE Group, Inc., Class A†	2,371	203,005
Jones Lang LaSalle, Inc.†	1,573	299,924
		502,929
REITS — 3.1%
Apartment Income REIT Corp.	4,477	202,987
Extra Space Storage, Inc.	973	184,403
Medical Properties Trust, Inc.	15,739	271,340
Public Storage	8,796	2,871,102
Simon Property Group, Inc.	1,401	152,205
Weyerhaeuser Co.	27,240	989,357
		4,671,394
Retail — 4.6%
AutoNation, Inc.†	2,288	271,677
AutoZone, Inc.†	695	1,485,486
Best Buy Co., Inc.	2,018	155,366
Costco Wholesale Corp.	339	183,501
Dollar Tree, Inc.†	905	149,651
Domino's Pizza, Inc.	1,354	530,917
Genuine Parts Co.	1,561	238,630
Home Depot, Inc.	2,437	733,391
Lithia Motors, Inc.	573	152,005
Lululemon Athletica, Inc.†	917	284,738
Macy's, Inc.	15,776	278,446
McDonald's Corp.	3,985	1,049,529
Penske Automotive Group, Inc.	1,575	180,322
Ulta Beauty, Inc.†	670	260,570

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio#
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Walmart, Inc.	1,463	$ 193,189
Williams-Sonoma, Inc.	3,131	452,179
Yum! Brands, Inc.	2,699	330,735
		6,930,332
Semiconductors — 5.0%
Broadcom, Inc.	680	364,126
Intel Corp.	17,509	635,752
KLA Corp.	466	178,730
Micron Technology, Inc.	39,337	2,433,387
QUALCOMM, Inc.	13,114	1,902,317
Texas Instruments, Inc.	10,896	1,949,185
		7,463,497
Software — 12.4%
Adobe, Inc.†	380	155,846
Cadence Design Systems, Inc.†	11,585	2,155,737
Dropbox, Inc., Class A†	6,776	154,086
Fair Isaac Corp.†	1,488	687,501
Jack Henry & Associates, Inc.	4,205	873,673
Manhattan Associates, Inc.†	3,677	517,244
Microsoft Corp.	39,114	10,980,864
MSCI, Inc.	481	231,524
Paychex, Inc.	11,761	1,508,701
Synopsys, Inc.†	1,701	625,117
Teradata Corp.†	5,628	215,496
Veeva Systems, Inc., Class A†	901	201,446
Zoom Video Communications, Inc., Class A†	1,229	127,644
		18,434,879
Telecommunications — 1.6%
Arista Networks, Inc.†	1,550	180,777
AT&T, Inc.	61,307	1,151,346
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Cisco Systems, Inc.	13,039	$ 591,579
Juniper Networks, Inc.	5,881	164,844
T-Mobile US, Inc.†	2,046	292,701
		2,381,247
Transportation — 1.5%
Landstar System, Inc.	1,002	156,893
Old Dominion Freight Line, Inc.	2,050	622,196
Ryder System, Inc.	2,832	221,802
United Parcel Service, Inc., Class B	6,065	1,182,008
		2,182,899
Total Long-Term Investment Securities (cost $131,308,325)		147,512,509
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%	996,694	996,694
U.S. Government Agency — 0.4%
Federal Home Loan Bank
2.05%, 08/01/2022	$570,000	570,000
Total Short-Term Investments (cost $1,566,695)		1,566,694
TOTAL INVESTMENTS (cost $132,875,020)(1)	99.9%	149,079,203
Other assets less liabilities	0.1	107,842
NET ASSETS	100.0%	$149,187,045
#	See Note 1
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$147,512,509	$ —	$—	$147,512,509
Short-Term Investments:
U.S. Government Agency	—	570,000	—	570,000
Other Short-Term Investments	996,694	—	—	996,694
Total Investments at Value	$148,509,203	$570,000	$—	$149,079,203
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Banks	11.2%
Oil & Gas	8.7
Pharmaceuticals	7.4
Electric	7.2
REITS	5.8
Retail	5.5
Healthcare-Services	5.3
Insurance	5.1
Telecommunications	4.2
Food	3.5
Internet	3.0
Healthcare-Products	3.0
Chemicals	2.7
Miscellaneous Manufacturing	2.4
Computers	2.3
Biotechnology	2.2
Semiconductors	2.0
Beverages	2.0
Electrical Components & Equipment	1.8
Diversified Financial Services	1.5
Transportation	1.5
Aerospace/Defense	1.4
Agriculture	1.3
Media	1.1
Software	0.9
Building Materials	0.9
Auto Manufacturers	0.8
Short-Term Investments	0.7
Machinery-Diversified	0.7
Commercial Services	0.6
Real Estate	0.5
Environmental Control	0.4
Packaging & Containers	0.4
Private Equity	0.3
Iron/Steel	0.3
Cosmetics/Personal Care	0.3
Apparel	0.3
Oil & Gas Services	0.3
Advertising	0.2
Leisure Time	0.1
Electronics	0.1
Toys/Games/Hobbies	0.1
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Advertising — 0.2%
Interpublic Group of Cos., Inc.	13,246	$ 395,658
Omnicom Group, Inc.	6,217	434,195
		829,853
Aerospace/Defense — 1.4%
Howmet Aerospace, Inc.	31,772	1,179,694
Northrop Grumman Corp.	9,252	4,430,783
		5,610,477
Agriculture — 1.3%
Altria Group, Inc.	114,819	5,035,961
Apparel — 0.3%
Columbia Sportswear Co.	4,947	366,128
Tapestry, Inc.	19,670	661,502
		1,027,630
Auto Manufacturers — 0.8%
Ford Motor Co.	215,026	3,158,732
Banks — 11.2%
Bank of America Corp.	11,596	392,061
Bank OZK	23,223	931,242
Comerica, Inc.	24,609	1,913,842
Goldman Sachs Group, Inc.	27,949	9,317,917
JPMorgan Chase & Co.	12,776	1,473,839
KeyCorp	181,966	3,329,978
M&T Bank Corp.	36,247	6,432,030
Morgan Stanley	41,541	3,501,906
Popular, Inc.	12,450	966,992
Regions Financial Corp.	176,774	3,744,073
Wells Fargo & Co.	225,473	9,891,501
Zions Bancorp NA	29,016	1,582,823
		43,478,204
Beverages — 2.0%
PepsiCo, Inc.	43,371	7,588,190
Biotechnology — 2.2%
Regeneron Pharmaceuticals, Inc.†	13,394	7,791,156
Vertex Pharmaceuticals, Inc.†	2,907	815,152
		8,606,308
Building Materials — 0.9%
Lennox International, Inc.	4,490	1,075,490
Masco Corp.	13,154	728,468
Owens Corning	19,650	1,822,341
		3,626,299
Chemicals — 2.7%
Dow, Inc.	49,068	2,610,908
Huntsman Corp.	30,061	870,567
LyondellBasell Industries NV, Class A	39,063	3,481,295
Mosaic Co.	64,314	3,386,775
		10,349,545
Commercial Services — 0.6%
Cintas Corp.	970	412,725
FTI Consulting, Inc.†	3,964	648,352
Grand Canyon Education, Inc.†	6,449	619,555
Moody's Corp.	1,439	446,450
		2,127,082
Security Description	Shares or Principal Amount	Value

Computers — 2.3%
Dell Technologies, Inc., Class C	27,721	$ 1,249,108
Hewlett Packard Enterprise Co.	259,142	3,690,182
HP, Inc.	115,660	3,861,888
		8,801,178
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	8,698	684,881
Procter & Gamble Co.	2,530	351,442
		1,036,323
Diversified Financial Services — 1.5%
American Express Co.	11,062	1,703,769
Jefferies Financial Group, Inc.	37,203	1,211,702
Synchrony Financial	84,282	2,821,761
		5,737,232
Electric — 7.2%
American Electric Power Co., Inc.	61,692	6,080,363
CMS Energy Corp.	6,872	472,313
Consolidated Edison, Inc.	71,995	7,146,944
DTE Energy Co.	39,134	5,099,160
Sempra Energy	54,490	9,034,442
		27,833,222
Electrical Components & Equipment — 1.8%
Acuity Brands, Inc.	4,800	875,520
Emerson Electric Co.	62,258	5,607,578
Littelfuse, Inc.	2,066	576,145
		7,059,243
Electronics — 0.1%
Keysight Technologies, Inc.†	2,721	442,435
Environmental Control — 0.4%
Tetra Tech, Inc.	4,824	739,374
Waste Management, Inc.	5,307	873,320
		1,612,694
Food — 3.5%
General Mills, Inc.	87,927	6,576,060
Hershey Co.	3,938	897,707
Kroger Co.	133,021	6,177,495
		13,651,262
Healthcare-Products — 3.0%
Henry Schein, Inc.†	26,596	2,096,563
Hologic, Inc.†	49,893	3,561,362
QuidelOrtho Corp.†	7,324	747,341
Thermo Fisher Scientific, Inc.	8,504	5,088,879
		11,494,145
Healthcare-Services — 5.3%
Centene Corp.†	11,729	1,090,445
Elevance Health, Inc.	14,241	6,794,381
Laboratory Corp. of America Holdings	18,516	4,854,710
Quest Diagnostics, Inc.	23,725	3,240,123
UnitedHealth Group, Inc.	8,714	4,725,951
		20,705,610
Insurance — 5.1%
Arthur J. Gallagher & Co.	6,744	1,207,109
Assured Guaranty, Ltd.	12,485	728,999
Berkshire Hathaway, Inc., Class B†	17,754	5,336,852
Chubb, Ltd.	24,408	4,604,325

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.	40,065	$ 2,582,991
Marsh & McLennan Cos., Inc.	10,888	1,785,197
MetLife, Inc.	20,549	1,299,724
Unum Group	40,600	1,306,914
WR Berkley Corp.	12,017	751,423
		19,603,534
Internet — 3.0%
Alphabet, Inc., Class A†	48,480	5,639,194
Alphabet, Inc., Class C†	46,160	5,384,102
Meta Platforms, Inc., Class A†	4,781	760,657
		11,783,953
Iron/Steel — 0.3%
United States Steel Corp.	46,621	1,102,587
Leisure Time — 0.1%
Brunswick Corp.	7,011	561,721
Machinery-Diversified — 0.7%
Dover Corp.	3,013	402,778
Nordson Corp.	1,755	405,387
Otis Worldwide Corp.	23,205	1,813,935
		2,622,100
Media — 1.1%
Comcast Corp., Class A	38,913	1,460,016
Fox Corp., Class A	62,057	2,054,707
Fox Corp., Class B	29,320	905,988
		4,420,711
Miscellaneous Manufacturing — 2.4%
3M Co.	32,779	4,695,264
Carlisle Cos., Inc.	1,637	484,716
Illinois Tool Works, Inc.	6,353	1,319,899
Textron, Inc.	43,571	2,860,000
		9,359,879
Oil & Gas — 8.7%
APA Corp.	68,355	2,540,755
Chevron Corp.	4,869	797,445
ConocoPhillips	96,087	9,361,757
Devon Energy Corp.	11,678	733,962
Exxon Mobil Corp.	146,120	14,163,412
Marathon Oil Corp.	108,118	2,681,326
Valero Energy Corp.	31,144	3,449,821
		33,728,478
Oil & Gas Services — 0.3%
Halliburton Co.	34,775	1,018,908
Packaging & Containers — 0.4%
Packaging Corp. of America	11,156	1,568,645
Pharmaceuticals — 7.4%
Johnson & Johnson	36,294	6,334,029
McKesson Corp.	14,488	4,948,811
Merck & Co., Inc.	73,662	6,580,963
Pfizer, Inc.	217,445	10,983,147
		28,846,950
Private Equity — 0.3%
Carlyle Group, Inc.	31,310	1,218,272
Security Description	Shares or Principal Amount	Value

Real Estate — 0.5%
Jones Lang LaSalle, Inc.†	10,004	$ 1,907,463
REITS — 5.8%
American Tower Corp.	2,015	545,722
AvalonBay Communities, Inc.	27,035	5,783,868
Brixmor Property Group, Inc.	18,118	419,975
Equity Residential	34,334	2,691,442
Host Hotels & Resorts, Inc.	31,591	562,636
Iron Mountain, Inc.	14,695	712,560
Prologis, Inc.	26,044	3,452,393
Public Storage	6,534	2,132,763
Weyerhaeuser Co.	149,350	5,424,392
WP Carey, Inc.	7,726	689,932
		22,415,683
Retail — 5.5%
AutoZone, Inc.†	370	790,834
Dick's Sporting Goods, Inc.	11,256	1,053,449
Home Depot, Inc.	12,393	3,729,549
Lithia Motors, Inc.	1,435	380,677
Macy's, Inc.	33,364	588,875
McDonald's Corp.	28,977	7,631,673
Target Corp.	34,051	5,563,252
Walmart, Inc.	2,948	389,283
Williams-Sonoma, Inc.	2,948	425,750
Yum! Brands, Inc.	4,977	609,882
		21,163,224
Semiconductors — 2.0%
Intel Corp.	24,112	875,507
Micron Technology, Inc.	111,551	6,900,545
		7,776,052
Software — 0.9%
Citrix Systems, Inc.	13,544	1,373,497
Electronic Arts, Inc.	2,941	385,947
MSCI, Inc.	3,949	1,900,812
		3,660,256
Telecommunications — 4.2%
Cisco Systems, Inc.	126,535	5,740,893
Lumen Technologies, Inc.	208,349	2,268,921
Motorola Solutions, Inc.	32,746	7,812,868
Verizon Communications, Inc.	7,800	360,282
		16,182,964
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	16,177	375,306
Transportation — 1.5%
CSX Corp.	84,760	2,740,291
Expeditors International of Washington, Inc.	8,941	949,981
Ryder System, Inc.	10,025	785,158
United Parcel Service, Inc., Class B	6,134	1,195,455
		5,670,885
Total Long-Term Investment Securities (cost $394,017,606)		384,799,196

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(1) (cost $2,734,638)	2,734,638	$ 2,734,638
TOTAL INVESTMENTS (cost $396,752,244)(2)	100.0%	387,533,834
Other assets less liabilities	0.0	83,202
NET ASSETS	100.0%	$387,617,036
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2022.
(2)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$384,799,196	$—	$—	$384,799,196
Short-Term Investments	2,734,638	—	—	2,734,638
Total Investments at Value	$387,533,834	$—	$—	$387,533,834
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	14.2%
Unaffiliated Investment Companies	7.6
Pharmaceuticals	6.4
Banks	6.4
Software	4.8
Retail	3.9
Short-Term Investments	3.7
Oil & Gas	3.7
Insurance	3.7
Internet	3.4
Diversified Financial Services	2.8
Computers	2.6
Semiconductors	2.5
Telecommunications	2.3
Healthcare-Services	2.1
Transportation	2.1
Aerospace/Defense	1.7
Beverages	1.7
Media	1.6
Healthcare-Products	1.6
Food	1.6
Commercial Services	1.5
Chemicals	1.5
Pipelines	1.2
Biotechnology	1.1
Miscellaneous Manufacturing	1.0
Mining	0.9
Electric	0.9
Auto Manufacturers	0.9
Distribution/Wholesale	0.8
REITS	0.7
Cosmetics/Personal Care	0.7
Electronics	0.7
Agriculture	0.6
Machinery-Diversified	0.6
Building Materials	0.5
Apparel	0.5
Real Estate	0.4
Iron/Steel	0.4
Home Builders	0.4
Auto Parts & Equipment	0.3
Environmental Control	0.3
Machinery-Construction & Mining	0.3
Lodging	0.3
Packaging & Containers	0.2
Energy-Alternate Sources	0.2
Electrical Components & Equipment	0.2
Home Furnishings	0.2
Food Service	0.2
Forest Products & Paper	0.1
Gas	0.1
Office/Business Equipment	0.1
Airlines	0.1
Metal Fabricate/Hardware	0.1
Engineering & Construction	0.1
Entertainment	0.1
Hand/Machine Tools	0.1
Holding Companies-Diversified	0.1
Advertising	0.1
Toys/Games/Hobbies	0.1
Leisure Time	0.1
Savings & Loans	0.1
99.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.0%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	220	$ 6,571
Omnicom Group, Inc.	200	13,968
WPP PLC	2,330	25,138
		45,677
Aerospace/Defense — 1.3%
AAR Corp.†	254	11,311
Airbus SE	1,107	119,708
Astronics Corp.†	600	6,732
BAE Systems PLC	1,700	15,986
Bombardier, Inc., Class B†	1,023	17,104
General Dynamics Corp.	280	63,468
L3Harris Technologies, Inc.	150	35,995
Lockheed Martin Corp.	335	138,626
MTU Aero Engines AG	298	57,328
Northrop Grumman Corp.	182	87,160
Raytheon Technologies Corp.	4,191	390,643
Teledyne Technologies, Inc.†	123	48,142
Thales SA	269	33,443
		1,025,646
Agriculture — 0.6%
Altria Group, Inc.	2,405	105,483
Archer-Daniels-Midland Co.	530	43,868
British American Tobacco PLC	1,500	58,954
Darling Ingredients, Inc.†	380	26,326
Japan Tobacco, Inc.	1,200	21,517
KT&G Corp.	697	43,920
Philip Morris International, Inc.	1,180	114,637
Swedish Match AB	3,785	39,651
Turning Point Brands, Inc.	170	4,080
Vector Group, Ltd.	1,300	14,482
		472,918
Airlines — 0.1%
Japan Airlines Co., Ltd.†	3,967	69,252
Apparel — 0.5%
adidas AG	260	44,621
Burberry Group PLC	1,929	42,357
Capri Holdings, Ltd.†	110	5,355
Hermes International	28	38,335
Lakeland Industries, Inc.†	339	5,437
LVMH Moet Hennessy Louis Vuitton SE	100	69,561
NIKE, Inc., Class B	1,097	126,067
Puma SE	261	17,523
Ralph Lauren Corp.	30	2,959
Skechers U.S.A., Inc., Class A†	90	3,416
Tapestry, Inc.	160	5,381
		361,012
Auto Manufacturers — 0.9%
Bayerische Motoren Werke AG	1,907	155,046
Cummins, Inc.	343	75,909
Daimler Truck Holding AG†	382	10,385
Ford Motor Co.	3,760	55,234
General Motors Co.†	1,751	63,491
Honda Motor Co., Ltd.	3,886	99,521
Isuzu Motors, Ltd.	2,000	21,979
Mercedes-Benz Group AG	765	44,758
PACCAR, Inc.	220	20,134
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Toyota Motor Corp.	2,600	$ 42,087
Volkswagen AG (Preference Shares)	749	105,168
		693,712
Auto Parts & Equipment — 0.3%
Aptiv PLC†	848	88,947
BorgWarner, Inc.	150	5,769
Goodyear Tire & Rubber Co.†	679	8,338
Lear Corp.	40	6,046
Meritor, Inc.†	170	6,191
NGK Insulators, Ltd.	2,800	40,987
NGK Spark Plug Co., Ltd.	2,400	47,022
Standard Motor Products, Inc.	170	7,776
Titan International, Inc.†	1,537	25,760
XPEL, Inc.†	119	7,293
Yokohama Rubber Co., Ltd.	1,200	17,533
		261,662
Banks — 4.4%
Amalgamated Financial Corp.	424	9,786
Associated Banc-Corp	509	10,231
Banco Bilbao Vizcaya Argentaria SA	37,664	171,397
Banco do Brasil SA	2,600	18,075
Banco Santander SA†	11,690	29,289
Bank Leumi Le-Israel BM	10,740	104,997
Bank of America Corp.	13,001	439,564
Bank of New York Mellon Corp.	670	29,118
Bank of Nova Scotia	1,300	79,195
Barclays PLC	93,163	179,211
BAWAG Group AG*	2,216	102,580
BNP Paribas SA	3,413	161,777
Carter Bankshares, Inc.†	764	10,658
Central Pacific Financial Corp.	300	7,104
Comerica, Inc.	110	8,555
Commerce Bancshares, Inc.	90	6,254
Commerzbank AG†	4,000	27,302
Cullen/Frost Bankers, Inc.	40	5,216
Danske Bank A/S	1,618	22,583
Deutsche Bank AG	2,427	21,145
East West Bancorp, Inc.	110	7,896
Equity Bancshares, Inc., Class A	254	8,115
Fifth Third Bancorp	530	18,084
Financial Institutions, Inc.	399	10,577
First BanCorp/Puerto Rico	1,700	25,653
First Financial Corp.	250	11,680
First Horizon Corp.	310	6,932
First Internet Bancorp	170	6,027
Flagstar Bancorp, Inc.	212	8,734
Goldman Sachs Group, Inc.	250	83,347
Hana Financial Group, Inc.	539	15,407
Hancock Whitney Corp.	212	10,348
Hanmi Financial Corp.	934	23,602
Heartland Financial USA, Inc.	85	3,817
Heritage Financial Corp.	200	5,204
HomeStreet, Inc.	339	12,641
Hope Bancorp, Inc.	679	10,212
HSBC Holdings PLC	8,992	56,392
Huntington Bancshares, Inc.	255	3,389
Independent Bank Corp.	100	2,098
ING Groep NV	2,517	24,461
JPMorgan Chase & Co.	4,881	563,072
KBC Group NV	1,428	74,910
KeyCorp	740	13,542

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Lloyds Banking Group PLC	56,654	$ 31,421
Mercantile Bank Corp.	85	3,012
Midland States Bancorp, Inc.	400	10,480
Morgan Stanley	730	61,539
Natwest Group PLC	13,100	39,764
Nordea Bank Abp	3,105	30,600
Northern Trust Corp.	160	15,965
OFG Bancorp	339	9,312
Peoples Bancorp, Inc.	254	7,854
Pinnacle Financial Partners, Inc.	30	2,373
PNC Financial Services Group, Inc.	320	53,101
Prosperity Bancshares, Inc.	60	4,445
Regions Financial Corp.	720	15,250
Seven Bank, Ltd.	5,500	10,902
Societe Generale SA	1,500	33,637
Standard Chartered PLC	25,402	175,277
Sumitomo Mitsui Financial Group, Inc.	500	15,670
SVB Financial Group†	90	36,320
Synovus Financial Corp.	50	2,019
Truist Financial Corp.	2,081	105,028
UBS Group AG	3,596	58,895
Umpqua Holdings Corp.	500	8,805
UniCredit SpA	3,000	29,706
US Bancorp	3,539	167,041
Zions Bancorp NA	120	6,546
		3,385,139
Beverages — 1.3%
Anheuser-Busch InBev SA NV	1,501	80,406
Carlsberg A/S, Class B	161	20,850
Coca-Cola Co.	2,388	153,238
Coca-Cola Consolidated, Inc.	30	15,390
Coca-Cola Femsa SAB de CV, ADR	1,331	80,166
Diageo PLC	1,500	71,296
Kirin Holdings Co., Ltd.	1,500	24,615
Marston's PLC†	74,549	43,352
Molson Coors Beverage Co., Class B	130	7,768
Monster Beverage Corp.†	1,651	164,473
PepsiCo, Inc.	988	172,861
Remy Cointreau SA	135	26,750
Treasury Wine Estates, Ltd.	11,618	99,745
		960,910
Biotechnology — 0.7%
Abeona Therapeutics, Inc.†	200	792
Achieve Life Sciences, Inc.†	467	2,358
Achillion Pharmaceuticals, Inc. CVR(1)	1,296	0
Actinium Pharmaceuticals, Inc.†	500	2,465
Alaunos Therapeautics, Inc.†	5,000	5,850
Amgen, Inc.	595	147,245
AnaptysBio, Inc.†	424	8,879
Aptevo Therapeutics, Inc.†	500	1,970
Aravive, Inc.†	1,300	1,135
Arbutus Biopharma Corp.†	900	2,079
Ardelyx, Inc.†	5,900	4,118
Assembly Biosciences, Inc.†	1,000	2,070
Atara Biotherapeutics, Inc.†	424	1,285
Atossa Therapeutics, Inc.†	1,273	1,198
Biogen, Inc.†	26	5,592
Bluebird Bio, Inc.†	600	2,430
Calithera Biosciences, Inc.†	160	509
Cara Therapeutics, Inc.†	300	2,622
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Caribou Biosciences, Inc.†	450	$ 3,654
CASI Pharmaceuticals, Inc.†	580	1,444
Celldex Therapeutic,s Inc.†	85	2,611
Cellectar Biosciences, Inc.†	240	941
Clearside Biomedical, Inc.†	1,613	2,484
CSL, Ltd.	36	7,311
CytomX Therapeutics, Inc.†	679	971
Deciphera Pharmaceuticals, Inc.†	200	2,538
Genmab A/S†	100	35,607
Gilead Sciences, Inc.	1,686	100,738
GlycoMimetics, Inc.†	3,200	2,190
GT Biopharma, Inc.†	500	1,465
Homology Medicines, Inc.†	1,300	2,795
Icosavax, Inc.†	400	2,800
Infinity Pharmaceuticals, Inc.†	3,500	2,225
Intercept Pharmaceuticals, Inc.†	200	2,552
iTeos Therapeutics, Inc.†	100	2,446
Iterum Therapeutics PLC†	6,300	1,386
MacroGenics, Inc.†	100	313
Mustang Bio, Inc.†	1,500	870
Nektar Therapeutics†	800	3,168
NextCure, Inc.†	900	3,870
Novavax, Inc.†	43	2,344
PDL BioPharma, Inc.†(1)	3,800	5,586
Pieris Pharmaceuticals, Inc.†	800	1,408
Precigen, Inc.†	849	1,333
Precision BioSciences, Inc.†	2,200	3,234
Prothena Corp. PLC†	212	6,585
Puma Biotechnology, Inc.†	600	1,758
Qualigen Therapeutics, Inc.†	2,000	838
RAPT Therapeutics, Inc.†	170	3,131
Regeneron Pharmaceuticals, Inc.†	80	46,535
REGENXBIO, Inc.†	127	3,984
Rigel Pharmaceuticals, Inc.†	1,273	1,515
Savara, Inc.†	4,400	7,128
Seelos Therapeutics, Inc.†	2,547	2,140
Selecta Biosciences, Inc.†	1,528	2,429
Sio Gene Therapies, Inc.†	2,122	726
Solid Biosciences, Inc.†	4,000	2,700
Surface Oncology, Inc.†	1,700	2,907
Sutro Biopharma, Inc.†	600	3,510
Synlogic, Inc.†	2,100	2,050
Tempest Therapeutics, Inc.†	800	1,624
Theravance Biopharma, Inc.†	300	2,637
UNITY Biotechnology, Inc.†	4,000	2,654
Verastem, Inc.†	2,207	2,361
Vir Biotechnology, Inc.†	170	4,728
Viracta Therapeutics, Inc.†	740	2,457
VYNE Therapeutics, Inc.†	2,600	1,123
Wave Life Sciences, Ltd.†	1,400	3,556
Xencor, Inc.†	50	1,434
		501,391
Building Materials — 0.5%
Armstrong Flooring, Inc.†	1,358	41
Boise Cascade Co.	200	14,142
Builders FirstSource, Inc.†	110	7,480
Caesarstone, Ltd.	509	4,571
Cie de Saint-Gobain	745	34,752
Geberit AG	36	18,984
Holcim AG	1,560	73,123
JELD-WEN Holding, Inc.†	424	7,539
Masco Corp.	260	14,399

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Masonite International Corp.†	250	$ 22,757
Modine Manufacturing Co.†	800	10,496
Owens Corning	110	10,201
Rinnai Corp.	300	22,841
ROCKWOOL International A/S, Class B	100	24,746
Vulcan Materials Co.	484	80,020
Wienerberger AG	2,344	53,885
		399,977
Chemicals — 1.5%
AdvanSix, Inc.	254	9,980
Air Products and Chemicals, Inc.	682	169,293
American Vanguard Corp.	300	7,023
BASF SE	1,606	71,266
Brenntag SE	855	59,781
Celanese Corp.	110	12,926
Chemours Co.	40	1,424
Dow, Inc.	460	24,477
DuPont de Nemours, Inc.	370	22,655
Eastman Chemical Co.	130	12,471
Ecolab, Inc.	537	88,696
FMC Corp.	90	9,999
Huntsman Corp.	80	2,317
LyondellBasell Industries NV, Class A	200	17,824
Mitsubishi Gas Chemical Co., Inc.	1,600	23,276
Mosaic Co.	360	18,958
Nitto Denko Corp.	400	25,755
Nutrien, Ltd.	1,036	88,685
Olin Corp.	100	5,227
PPG Industries, Inc.	1,607	207,769
Sherwin-Williams Co.	776	187,745
Shin-Etsu Chemical Co., Ltd.	400	51,298
Tronox Holdings PLC, Class A	700	10,927
Westlake Corp.	43	4,186
Yara International ASA	675	28,747
		1,162,705
Coal — 0.0%
SunCoke Energy, Inc.	1,918	14,193
Commercial Services — 1.2%
Adtalem Global Education, Inc.†	300	12,030
Adyen NV*†	18	32,469
Alarm.com Holdings, Inc.†	150	10,615
AMERCO	20	10,742
AMN Healthcare Services, Inc.†	115	12,931
Arlo Technologies, Inc.†	1,018	7,157
Ashtead Group PLC	535	30,166
Automatic Data Processing, Inc.	941	226,894
Avis Budget Group, Inc.†	9	1,638
Barrett Business Services, Inc.	120	9,791
Bureau Veritas SA	496	13,682
CoreCivic, Inc.†	1,100	11,847
CRA International, Inc.	85	8,416
FTI Consulting, Inc.†	51	8,342
Global Payments, Inc.	50	6,116
Heidrick & Struggles International, Inc.	258	8,034
Herc Holdings, Inc.	127	15,750
Insperity, Inc.	200	21,948
Kforce, Inc.	263	17,319
LiveRamp Holdings, Inc.†	270	7,185
Medifast, Inc.	60	10,091
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Paylocity Holding Corp.†	26	$ 5,354
PayPal Holdings, Inc.†	1,252	108,336
Perdoceo Education Corp.†	300	4,110
Robert Half International, Inc.	30	2,374
S&P Global, Inc.	483	182,057
Service Corp. International	170	12,658
Textainer Group Holdings, Ltd.	305	10,361
TravelSky Technology, Ltd.	36,804	61,213
TriNet Group, Inc.†	102	8,415
Triton International, Ltd.	250	16,020
TrueBlue, Inc.†	339	7,336
United Rentals, Inc.†	50	16,133
Vivint Smart Home, Inc.†	1,103	5,272
		922,802
Computers — 2.2%
Amdocs, Ltd.	664	57,808
Apple, Inc.	7,149	1,161,784
CACI International, Inc., Class A†	20	6,046
Check Point Software Technologies, Ltd.†	375	46,725
Cognizant Technology Solutions Corp., Class A	92	6,252
Dell Technologies, Inc., Class C	170	7,660
DXC Technology Co.†	150	4,740
Everspin Technologies, Inc.†	1,018	6,220
ExlService Holdings, Inc.†	170	28,623
Grid Dynamics Holdings, Inc.†	424	8,001
Hewlett Packard Enterprise Co.	1,250	17,800
HP, Inc.	2,801	93,525
International Business Machines Corp.	1,128	147,531
Leidos Holdings, Inc.	90	9,630
Logitech International SA	424	23,885
NetApp, Inc.	90	6,420
NetScout Systems, Inc.†	212	7,543
Qualys, Inc.†	128	15,657
Stratasys, Ltd.†	390	8,030
Tenable Holdings, Inc.†	246	9,508
Varonis Systems, Inc.†	170	4,323
		1,677,711
Cosmetics/Personal Care — 0.7%
Amorepacific Corp.	562	56,147
Haleon PLC†	3,300	11,727
Kao Corp.	600	26,159
L'Oreal SA	179	67,612
Pola Orbis Holdings, Inc.	800	9,813
Procter & Gamble Co.	1,638	227,535
Unilever PLC	899	43,863
Unilever PLC (LSE)	1,997	97,272
		540,128
Distribution/Wholesale — 0.8%
Bunzl PLC	745	27,949
Ferguson PLC	248	31,230
ITOCHU Corp.	1,600	46,701
Jardine Cycle & Carriage, Ltd.	6,700	136,079
LKQ Corp.	290	15,904
Marubeni Corp.	10,310	96,043
Mitsubishi Corp.	2,400	71,462
Mitsui & Co., Ltd.	1,600	35,155
Titan Machinery, Inc.†	300	8,439

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
Veritiv Corp.†	170	$ 21,083
WW Grainger, Inc.	283	153,819
		643,864
Diversified Financial Services — 1.8%
Amerant Bancorp, Inc.	273	7,458
American Express Co.	580	89,332
Ameriprise Financial, Inc.	90	24,293
BGC Partners, Inc., Class A	2,037	7,435
Bread Financial Holdings, Inc.	85	3,367
CI Financial Corp.	700	8,068
CME Group, Inc.	490	97,745
Cowen, Inc., Class A	400	14,028
Credit Acceptance Corp.†	10	5,759
Discover Financial Services	220	22,220
Encore Capital Group, Inc.†	297	21,512
Enova International, Inc.†	509	17,565
IG Group Holdings PLC	7,261	70,549
Intercontinental Exchange, Inc.	517	52,729
International Money Express, Inc.†	509	12,236
Jefferies Financial Group, Inc.	200	6,514
Julius Baer Group, Ltd.	2,415	125,233
LendingClub Corp.†	700	9,695
Mr. Cooper Group, Inc.†	300	13,515
Navient Corp.	400	6,588
NerdWallet, Inc., Class A†	750	6,510
Nomura Holdings, Inc.	4,900	18,745
Radian Group, Inc.	594	13,288
SBI Holdings, Inc.	1,000	20,275
SEI Investments Co.	110	6,090
Visa, Inc., Class A	3,362	713,114
Western Union Co.	240	4,085
		1,397,948
Electric — 0.9%
ALLETE, Inc.	230	14,276
Alliant Energy Corp.	190	11,577
Atco, Ltd., Class I	1,200	44,353
Canadian Utilities, Ltd., Class A	900	29,132
Dominion Energy, Inc.	610	50,008
Duke Energy Corp.	480	52,766
Edison International	270	18,298
Engie SA	1,863	23,073
Entergy Corp.	150	17,269
Evergy, Inc.	170	11,604
Eversource Energy	240	21,173
Exelon Corp.	940	43,701
Iberdrola SA	2,700	28,766
IDACORP, Inc.	125	13,965
NextEra Energy, Inc.	528	44,611
NRG Energy, Inc.	180	6,795
OGE Energy Corp.	130	5,340
Otter Tail Corp.	150	10,540
Pinnacle West Capital Corp.	70	5,143
PNM Resources, Inc.	330	15,929
Portland General Electric Co.	500	25,670
PPL Corp.	530	15,412
Public Service Enterprise Group, Inc.	510	33,492
Red Electrica Corp. SA	2,521	49,537
Sempra Energy	316	52,393
Security Description	Shares or Principal Amount	Value

Electric (continued)
Southern Co.	800	$ 61,512
Vistra Corp.	350	9,048
		715,383
Electrical Components & Equipment — 0.2%
Brother Industries, Ltd.	800	14,971
Legrand SA	310	25,459
Schneider Electric SE	618	85,719
		126,149
Electronics — 0.7%
Applied Optoelectronics, Inc.†	679	1,168
Arrow Electronics, Inc.†	70	8,972
Avnet, Inc.	85	4,069
GoPro, Inc., Class A†	551	3,504
Hirose Electric Co., Ltd.	200	28,760
Honeywell International, Inc.	1,511	290,807
Hoya Corp.	400	40,178
Jabil, Inc.	140	8,308
Nippon Electric Glass Co., Ltd.	600	11,942
Sanmina Corp.†	170	7,828
Sensata Technologies Holding PLC	2,029	90,230
TTM Technologies, Inc.†	339	4,587
Vishay Intertechnology, Inc.	170	3,512
		503,865
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	384	109,125
First Solar, Inc.†	80	7,934
REX American Resources Corp.†	50	4,773
SunPower Corp.†	339	6,905
		128,737
Engineering & Construction — 0.1%
Dycom Industries, Inc.†	127	13,101
EMCOR Group, Inc.	127	14,779
Exponent, Inc.	85	8,542
Infrastructure and Energy Alternatives, Inc.†	509	7,187
Skanska AB, Class B	899	15,331
TopBuild Corp.†	6	1,270
		60,210
Entertainment — 0.1%
International Game Technology PLC	520	9,854
La Francaise des Jeux SAEM*	434	15,486
Penn Entertainment, Inc.†	85	2,937
Sankyo Co., Ltd.	900	28,301
		56,578
Environmental Control — 0.3%
PureCycle Technologies, Inc.†	800	6,064
Waste Management, Inc.	1,552	255,397
		261,461
Food — 1.6%
Campbell Soup Co.	120	5,922
Carrefour SA	1,525	26,012
Conagra Brands, Inc.	300	10,263
Empire Co., Ltd., Class A	2,200	66,762
Flowers Foods, Inc.	1,957	55,598
General Mills, Inc.	460	34,403
George Weston, Ltd.	600	71,613
Hershey Co.	205	46,732

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Ingredion, Inc.	20	$ 1,820
J.M. Smucker Co.	425	56,236
Jeronimo Martins SGPS SA	1,348	31,212
John B. Sanfilippo & Son, Inc.	85	6,366
Kellogg Co.	837	61,871
Kesko Oyj, Class B	2,525	62,498
Koninklijke Ahold Delhaize NV	1,646	45,351
Kraft Heinz Co.	920	33,884
Kroger Co.	1,754	81,456
Loblaw Cos., Ltd.	900	81,928
Marks & Spencer Group PLC†	9,300	16,096
Mondelez International, Inc., Class A	1,962	125,646
Nestle SA	1,117	137,191
Nissin Foods Holdings Co., Ltd.	300	21,712
Simply Good Foods Co.†	300	9,786
SpartanNash Co.	594	19,180
Toyo Suisan Kaisha, Ltd.	800	34,023
Tyson Foods, Inc., Class A	220	19,362
United Natural Foods, Inc.†	509	21,638
Yakult Honsha Co., Ltd.	400	24,369
		1,208,930
Food Service — 0.2%
Compass Group PLC	4,977	116,815
Healthcare Services Group, Inc.	310	4,445
		121,260
Forest Products & Paper — 0.1%
Clearwater Paper Corp.†	300	10,710
International Paper Co.	1,478	63,214
Resolute Forest Products, Inc.†	1,200	24,336
		98,260
Gas — 0.1%
Centrica PLC†	29,000	31,103
Enagas SA	869	17,171
National Fuel Gas Co.	60	4,340
Northwest Natural Holding Co.	170	9,124
Tokyo Gas Co., Ltd.	1,500	29,447
		91,185
Hand/Machine Tools — 0.1%
Amada Co., Ltd.	3,300	26,600
Schindler Holding AG (Participation Certificate)	87	16,994
Snap-on, Inc.	50	11,202
		54,796
Healthcare-Products — 1.6%
Alcon, Inc.	1,707	133,300
Alpha Pro Tech, Ltd.†	400	1,948
Avanos Medical, Inc.†	300	8,511
Co-Diagnostics, Inc.†	679	4,454
Cutera, Inc.†	187	8,681
Demant A/S†	449	17,118
Electromed, Inc.†	339	3,058
Hanger, Inc.†	339	6,295
Henry Schein, Inc.†	110	8,671
Hologic, Inc.†	180	12,848
InfuSystem Holdings, Inc.†	254	2,482
Inmode, Ltd.†	750	24,930
Intuitive Surgical, Inc.†	495	113,934
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
iRadimed Corp.	100	$ 4,225
Masimo Corp.†	50	7,229
Medtronic PLC	259	23,963
Meridian Bioscience, Inc.†	318	10,068
QuidelOrtho Corp.†	100	10,204
Shockwave Medical, Inc.†	110	23,202
Sonova Holding AG	75	27,049
STAAR Surgical Co.†	85	6,860
Straumann Holding AG	170	23,023
Stryker Corp.	590	126,702
T2 Biosystems, Inc.†	6,000	724
Thermo Fisher Scientific, Inc.	979	585,843
Varex Imaging Corp.†	297	6,620
Zynex, Inc.	900	7,722
		1,209,664
Healthcare-Services — 1.6%
Addus HomeCare Corp.†	110	10,209
Centene Corp.†	420	39,047
DaVita, Inc.†	110	9,258
Elevance Health, Inc.	240	114,504
Ensign Group, Inc.	254	20,241
Fulgent Genetics, Inc.†	85	5,079
HCA Healthcare, Inc.	320	67,974
Joint Corp.†	254	4,343
Laboratory Corp. of America Holdings	90	23,597
ModivCare, Inc.†	85	8,483
Quest Diagnostics, Inc.	130	17,754
Sonic Healthcare, Ltd.	1,140	27,349
Tenet Healthcare Corp.†	250	16,530
UnitedHealth Group, Inc.	1,619	878,049
Universal Health Services, Inc., Class B	80	8,998
		1,251,415
Holding Companies-Diversified — 0.1%
Jardine Matheson Holdings, Ltd.	600	31,735
Swire Pacific, Ltd., Class A	3,500	19,970
		51,705
Home Builders — 0.4%
Beazer Homes USA, Inc.†	1,100	16,225
Berkeley Group Holdings PLC	590	30,528
D.R. Horton, Inc.	350	27,310
Daiwa House Industry Co., Ltd.	700	17,393
Forestar Group, Inc.†	700	9,688
Lennar Corp., Class A	270	22,950
M/I Homes, Inc.†	200	9,202
MDC Holdings, Inc.	170	6,163
Meritage Homes Corp.†	200	17,660
NVR, Inc.†	3	13,179
PulteGroup, Inc.	260	11,341
Toll Brothers, Inc.	1,366	67,180
Tri Pointe Homes, Inc.†	594	11,001
Vistry Group PLC	4,893	55,021
Winnebago Industries, Inc.	85	5,131
		319,972
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	300	6,897
Howden Joinery Group PLC	3,659	30,304
Lite-On Technology Corp.	22,000	48,035

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Furnishings (continued)
Sony Group Corp.	300	$ 25,680
Whirlpool Corp.	60	10,372
		121,288
Housewares — 0.0%
Newell Brands, Inc.	260	5,255
Insurance — 2.8%
Admiral Group PLC	1,791	41,876
Aflac, Inc.	530	30,369
Ageas SA/NV	700	30,513
AIA Group, Ltd.	2,200	22,204
Allianz SE	287	52,048
Allstate Corp.	708	82,815
American Financial Group, Inc.	70	9,358
Arch Capital Group, Ltd.†	300	13,320
ASR Nederland NV	455	18,970
Assurant, Inc.	40	7,031
AXA SA	3,050	70,411
Berkshire Hathaway, Inc., Class B†	1,369	411,521
Chubb, Ltd.	340	64,138
Cincinnati Financial Corp.	120	11,681
Dai-ichi Life Holdings, Inc.	1,700	29,458
Direct Line Insurance Group PLC	20,275	50,955
Equitable Holdings, Inc.	330	9,382
Essent Group, Ltd.	127	5,304
Everest Re Group, Ltd.	40	10,454
Fidelity National Financial, Inc.	210	8,392
First American Financial Corp.	90	5,220
Genworth Financial, Inc., Class A†	3,100	13,175
Globe Life, Inc.	70	7,051
Greenlight Capital Re, Ltd., Class A†	594	4,271
Hartford Financial Services Group, Inc.	1,144	73,754
Japan Post Holdings Co., Ltd.	5,000	35,924
Japan Post Insurance Co., Ltd.	1,500	24,196
Legal & General Group PLC	12,000	38,289
Lincoln National Corp.	150	7,701
Loews Corp.	200	11,650
M&G PLC	8,000	20,878
Manulife Financial Corp.	1,000	18,305
Markel Corp.†	10	12,971
MetLife, Inc.	680	43,010
MGIC Investment Corp.	1,200	16,968
MS&AD Insurance Group Holdings, Inc.	900	29,121
Muenchener Rueckversicherungs-Gesellschaft AG	99	22,387
NMI Holdings, Inc., Class A†	425	8,049
NN Group NV	841	39,425
Old Republic International Corp.	150	3,491
Principal Financial Group, Inc.	210	14,057
ProAssurance Corp.	300	6,639
Progressive Corp.	1,189	136,806
Prudential Financial, Inc.	300	29,997
Reinsurance Group of America, Inc.	40	4,631
RenaissanceRe Holdings, Ltd.	30	3,879
Safety Insurance Group, Inc.	111	9,607
Samsung Fire & Marine Insurance Co., Ltd.	246	37,510
SCOR SE	896	15,739
Stewart Information Services Corp.	170	9,290
Swiss Re AG	777	58,458
T&D Holdings, Inc.	2,000	22,421
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Travelers Cos., Inc.	2,220	$ 352,314
United Fire Group, Inc.	250	8,207
Unum Group	120	3,863
Voya Financial, Inc.	100	6,016
Willis Towers Watson PLC	100	20,694
WR Berkley Corp.	200	12,506
		2,168,670
Internet — 3.4%
Alphabet, Inc., Class A†	2,460	286,147
Alphabet, Inc., Class C†	2,420	282,269
Amazon.com, Inc.†	7,645	1,031,693
ANGI, Inc.†	1,350	7,020
Auto Trader Group PLC*	2,732	21,073
Cargurus, Inc.†	254	6,170
ChannelAdvisor Corp.†	254	3,744
CyberAgent, Inc.	1,800	17,981
JD.com, Inc., Class A	22	655
Kakaku.com, Inc.	600	11,728
Meta Platforms, Inc., Class A†	2,183	347,315
Netflix, Inc.†	504	113,350
NortonLifeLock, Inc.	390	9,567
Palo Alto Networks, Inc.†	413	206,128
Perion Network, Ltd.†	509	9,534
Rightmove PLC	2,800	21,944
Sea, Ltd. ADR†	720	54,950
Tencent Holdings, Ltd.	1,251	49,211
TrueCar, Inc.†	2,300	5,911
Uber Technologies, Inc.†	3,087	72,390
Yelp, Inc.†	424	13,000
ZOZO, Inc.	600	12,981
		2,584,761
Iron/Steel — 0.4%
ArcelorMittal SA (NYSE)	4,643	114,171
ArcelorMittal SA (XAMS)	4,060	99,755
BlueScope Steel, Ltd.	1,438	16,736
Evraz PLC(1)	3,725	1,285
Nucor Corp.	290	39,382
Reliance Steel & Aluminum Co.	60	11,415
Steel Dynamics, Inc.	200	15,576
thyssenkrupp AG†	1,618	9,961
United States Steel Corp.	70	1,656
voestalpine AG	539	12,090
		322,027
Leisure Time — 0.1%
Brunswick Corp.	80	6,410
Polaris, Inc.	40	4,691
Yamaha Motor Co., Ltd.	1,600	30,877
		41,978
Lodging — 0.3%
Bluegreen Vacations Holding Corp.	220	5,782
Boyd Gaming Corp.	50	2,775
Galaxy Entertainment Group, Ltd.	13,223	78,803
InterContinental Hotels Group PLC	500	29,712
Marcus Corp.†	339	5,570
Marriott International, Inc., Class A	124	19,694
Melia Hotels International SA†	10,049	63,266
		205,602

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining — 0.3%
Argan, Inc.	170	$ 6,317
Caterpillar, Inc.	239	47,382
Hitachi, Ltd.	1,918	97,327
Manitowoc Co, Inc.†	679	7,761
Metso Outotec Oyj	7,910	65,248
Oshkosh Corp.	40	3,444
Terex Corp.	325	10,891
		238,370
Machinery-Diversified — 0.6%
AGCO Corp.	50	5,446
ANDRITZ AG	496	23,221
CNH Industrial NV (NYSE)	8,359	107,998
CNH Industrial NV (XMIL)	1,618	20,810
Deere & Co.	230	78,931
Dover Corp.	90	12,031
GEA Group AG	2,319	86,199
GrafTech International, Ltd.	800	6,160
IMI PLC	993	16,216
KION Group AG	1,904	86,324
Valmet Oyj	559	15,535
		458,871
Media — 0.7%
Comcast Corp., Class A	7,790	292,281
Fox Corp., Class A	330	10,926
Gannett Co, Inc.†	1,103	3,320
Nexstar Media Group, Inc.	30	5,651
Vivendi SE	2,000	18,981
Walt Disney Co.†	1,761	186,842
Wolters Kluwer NV	420	45,636
		563,637
Metal Fabricate/Hardware — 0.1%
Tenaris SA	4,908	68,812
Mining — 0.9%
Alcoa Corp.	290	14,758
BHP Group, Ltd. (ASX)	1,201	33,032
Freeport-McMoRan, Inc.	910	28,710
Glencore PLC	57,569	325,346
Lynas Rare Earths, Ltd.†	2,500	15,315
Newcrest Mining, Ltd.	4,068	55,351
Newmont Corp.	570	25,810
Norsk Hydro ASA	4,945	33,403
Rio Tinto PLC	993	59,767
Rio Tinto, Ltd.	1,264	86,630
South32, Ltd.	10,000	26,702
Teck Resources, Ltd., Class B	500	14,701
		719,525
Miscellaneous Manufacturing — 0.6%
3M Co.	345	49,418
Eaton Corp. PLC	1,620	240,392
Haynes International, Inc.	250	9,665
Parker-Hannifin Corp.	100	28,909
Siemens AG	500	55,515
Textron, Inc.	220	14,441
Trelleborg AB, Class B	1,768	43,381
		441,721
Office/Business Equipment — 0.1%
Canon, Inc.	1,400	33,126
Security Description	Shares or Principal Amount	Value

Office/Business Equipment (continued)
FUJIFILM Holdings Corp.	400	$ 22,846
Pitney Bowes, Inc.	1,500	4,905
Seiko Epson Corp.	1,300	19,481
		80,358
Oil & Gas — 3.1%
Aker BP ASA SDR†	708	24,459
APA Corp.	260	9,664
BP PLC	11,000	53,880
Chevron Corp.	2,375	388,978
Chord Energy Corp.	142	18,210
ConocoPhillips	229	22,312
Diamondback Energy, Inc.	119	15,234
Drilling Co. of 1972 A/S†	59	2,802
Eni SpA	2,860	34,397
EOG Resources, Inc.	560	62,283
EQT Corp.	1,904	83,833
Equinor ASA	1,200	46,152
Exxon Mobil Corp.	5,212	505,199
Imperial Oil, Ltd.	700	33,547
Inpex Corp.	13,610	155,881
Laredo Petroleum, Inc.†	170	15,074
Marathon Oil Corp.	550	13,640
Murphy Oil Corp.	500	17,570
OMV AG	585	24,823
Orron Energy AB	745	916
Ovintiv, Inc.	580	29,632
PDC Energy, Inc.	250	16,423
PetroChina Co., Ltd.	70,000	32,606
Pioneer Natural Resources Co.	934	221,311
Ranger Oil Corp.	424	16,138
Repsol SA	1,425	17,776
SandRidge Energy, Inc.†	1,103	20,659
Shell PLC (LSE)	8,259	220,679
Shell PLC (XAMS)	600	16,001
SM Energy Co.	600	24,768
TotalEnergies SE	4,279	218,274
Valero Energy Corp.	310	34,339
		2,397,460
Oil & Gas Services — 0.0%
MRC Global, Inc.†	1,188	13,805
NOW, Inc.†	1,800	19,908
		33,713
Packaging & Containers — 0.2%
Amcor PLC	1,510	19,554
Ball Corp.	1,538	112,920
Berry Global Group, Inc.†	90	5,189
Crown Holdings, Inc.	130	13,218
Packaging Corp. of America	90	12,655
Sealed Air Corp.	150	9,168
WestRock Co.	160	6,778
		179,482
Pharmaceuticals — 5.5%
AbbVie, Inc.	1,778	255,161
Aduro Biotech Holding, Inc. CVR†(1)	460	0
Aeglea BioTherapeutics, Inc.†	1,300	540
Agios Pharmaceuticals, Inc.†	200	4,314
Akebia Therapeutics, Inc.†	2,300	899
Alector, Inc.†	339	3,465
Alkermes PLC†	400	10,240

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
AmerisourceBergen Corp.	585	$ 85,369
Amphastar Pharmaceuticals, Inc.†	255	9,534
Anika Therapeutics, Inc.†	120	2,803
Assertio Holdings, Inc.†	1,200	4,680
Astellas Pharma, Inc.	1,700	26,660
AstraZeneca PLC	435	57,181
Bayer AG	2,989	174,189
Becton Dickinson & Co.	495	120,933
Beyondspring, Inc.†	330	459
Bristol-Myers Squibb Co.	2,239	165,193
Cardinal Health, Inc.	1,139	67,839
Chimerix, Inc.†	849	1,859
China Feihe, Ltd.*	7,000	6,170
Chugai Pharmaceutical Co., Ltd.	900	25,334
Cigna Corp.	260	71,594
CVS Health Corp.	1,584	151,557
Cyclerion Therapeutics, Inc.†	2,207	2,119
DexCom, Inc.†	1,120	91,930
Eagle Pharmaceuticals, Inc.†	127	5,042
Eli Lilly & Co.	643	211,991
Enanta Pharmaceuticals, Inc.†	75	4,136
Euroapi SA†	86	1,456
Gritstone Bio, Inc.†	594	1,509
GSK PLC	2,640	55,617
Hikma Pharmaceuticals PLC	2,237	47,165
Ipsen SA	215	21,743
Johnson & Johnson	2,325	405,759
Jounce Therapeutics, Inc.†	594	1,824
McKesson Corp.	150	51,237
Merck & Co., Inc.	5,773	515,760
Merck KGaA	150	28,490
Nature's Sunshine Products, Inc.†	339	3,542
Novartis AG	1,089	93,595
Novo Nordisk A/S, Class B	1,911	224,749
Ono Pharmaceutical Co., Ltd.	1,500	42,105
Owens & Minor, Inc.	314	11,119
Pfizer, Inc.	8,716	440,245
Roche Holding AG	966	320,790
Sanofi	1,989	197,911
Spectrum Pharmaceuticals, Inc.†	2,000	1,626
Syros Pharmaceuticals, Inc.†	1,600	1,256
uniQure NV†	120	3,042
USANA Health Sciences, Inc.†	85	5,918
Vanda Pharmaceuticals, Inc.†	424	4,571
Vaxcyte, Inc.†	50	1,154
Voyager Therapeutics, Inc.†	450	3,015
Zoetis, Inc.	1,106	201,900
		4,248,289
Pipelines — 0.2%
Golar LNG, Ltd.†	700	15,659
Kinder Morgan, Inc.	5,668	101,967
ONEOK, Inc.	320	19,117
		136,743
Private Equity — 0.0%
3i Group PLC	1,397	21,662
Real Estate — 0.4%
CBRE Group, Inc., Class A†	130	11,131
CK Asset Holdings, Ltd.	5,000	35,399
Daito Trust Construction Co., Ltd.	1,731	164,071
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Douglas Elliman, Inc.	467	$ 2,802
eXp World Holdings, Inc.	400	5,944
Jones Lang LaSalle, Inc.†	50	9,534
LEG Immobilien SE	124	11,231
Marcus & Millichap, Inc.	212	8,675
Mitsui Fudosan Co., Ltd.	900	20,137
Newmark Group, Inc., Class A	860	9,804
PSP Swiss Property AG	179	21,420
RE/MAX Holdings, Inc., Class A	100	2,534
Sun Hung Kai Properties, Ltd.	2,500	29,935
		332,617
REITS — 0.7%
American Tower Corp.	719	194,727
Apple Hospitality REIT, Inc.	1,000	16,680
Braemar Hotels & Resorts, Inc.	1,273	6,607
CareTrust REIT, Inc.	600	12,390
Chatham Lodging Trust†	483	5,873
Corporate Office Properties Trust	450	12,667
Dexus	3,300	22,017
DiamondRock Hospitality Co.†	1,273	11,813
Equinix, Inc.	154	108,376
GEO Group, Inc.†	1,103	7,236
Hersha Hospitality Trust†	1,443	14,545
Innovative Industrial Properties, Inc.	80	7,713
Klepierre SA	1,000	22,315
Outfront Media, Inc.	600	11,076
Park Hotels & Resorts, Inc.	354	5,519
Pebblebrook Hotel Trust	339	6,631
Piedmont Office Realty Trust, Inc., Class A	700	9,632
Redwood Trust, Inc.	1,000	8,660
RLJ Lodging Trust	679	8,481
Sabra Health Care REIT, Inc.	800	12,312
Stockland†	9,404	25,336
Summit Hotel Properties, Inc.†	764	5,997
Sunstone Hotel Investors, Inc.†	1,103	12,497
Xenia Hotels & Resorts, Inc.†	600	9,852
		558,952
Retail — 2.7%
Academy Sports & Outdoors, Inc.	424	18,245
Advance Auto Parts, Inc.	531	102,812
AutoNation, Inc.†	80	9,499
AutoZone, Inc.†	17	36,336
B&M European Value Retail SA	5,912	30,659
Big 5 Sporting Goods Corp.	594	7,639
Bloomin' Brands, Inc.	509	10,379
BlueLinx Holdings, Inc.†	254	20,320
Brinker International, Inc.†	170	4,718
Canadian Tire Corp., Ltd., Class A	200	25,694
Cheesecake Factory, Inc.	270	7,892
Cie Financiere Richemont SA	592	71,624
Cracker Barrel Old Country Store, Inc.	46	4,373
Darden Restaurants, Inc.	50	6,225
Dave & Buster's Entertainment, Inc.†	254	9,489
Dick's Sporting Goods, Inc.	127	11,886
Dollar General Corp.	238	59,126
Fiesta Restaurant Group, Inc.†	300	2,463
Genesco, Inc.†	150	8,408
Hennes & Mauritz AB, Class B	1,241	15,836
Hibbett Sports, Inc.	230	10,792
Home Depot, Inc.	988	297,329

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Inchcape PLC	2,618	$ 26,853
Industria de Diseno Textil SA	5,863	142,409
Jack in the Box, Inc.	77	5,324
JD Sports Fashion PLC	5,395	8,560
Kingfisher PLC	4,967	15,739
Lawson, Inc.	700	24,720
Lithia Motors, Inc.	5	1,326
Lowe's Cos., Inc.	710	135,986
Macy's, Inc.	450	7,943
MarineMax, Inc.†	305	12,456
McDonald's Corp.	278	73,217
Movado Group, Inc.	254	8,631
Next PLC	315	26,247
Pandora A/S	476	35,201
Patrick Industries, Inc.	85	5,161
Penske Automotive Group, Inc.	60	6,869
Red Robin Gourmet Burgers, Inc.†	100	874
Rush Enterprises, Inc., Class A	350	16,866
Ruth's Hospitality Group, Inc.	212	3,721
Signet Jewelers, Ltd.	190	11,582
Sundrug Co., Ltd.	400	9,382
Swatch Group AG (TRQX)	372	18,606
Swatch Group AG (XEGT)	89	23,806
Target Corp.	345	56,366
TJX Cos., Inc.	3,617	221,216
Tractor Supply Co.	424	81,188
Walgreens Boots Alliance, Inc.	1,844	73,059
Walmart, Inc.	1,965	259,478
Yamada Holdings Co., Ltd.	5,400	19,468
		2,103,998
Savings & Loans — 0.1%
Berkshire Hills Bancorp, Inc.	424	11,944
First Financial Northwest, Inc.	661	10,193
Flushing Financial Corp.	424	9,154
HomeTrust Bancshares, Inc.	170	4,104
		35,395
Semiconductors — 1.8%
Alpha & Omega Semiconductor, Ltd.†	254	10,671
Amkor Technology, Inc.	747	15,067
Applied Materials, Inc.	240	25,435
ASM International NV	117	36,035
ASML Holding NV (NASDAQ)	358	205,650
ASML Holding NV (XAMS)	265	152,153
Axcelis Technologies, Inc.†	233	16,387
BE Semiconductor Industries NV	269	14,416
Broadcom, Inc.	119	63,722
EMCORE Corp.†	2,000	6,400
Infineon Technologies AG	3,065	83,245
Intel Corp.	3,315	120,368
KLA Corp.	60	23,012
Kulicke & Soffa Industries, Inc.	255	12,271
Lam Research Corp.	40	20,020
Micron Technology, Inc.	700	43,302
NVIDIA Corp.	1,314	238,662
Photronics, Inc.†	849	20,215
QUALCOMM, Inc.	700	101,542
Samsung Electronics Co., Ltd.	689	32,675
Teradyne, Inc.	100	10,089
Texas Instruments, Inc.	361	64,579
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Tokyo Electron, Ltd.	100	$ 34,671
United Microelectronics Corp.	8,000	10,732
		1,361,319
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	30	6,505
Software — 4.4%
Activision Blizzard, Inc.	1,160	92,742
Adobe, Inc.†	712	292,005
Alignment Healthcare, Inc.†	500	7,340
Asana, Inc., Class A†	85	1,642
Atlassian Corp. PLC, Class A†	588	123,080
Box, Inc., Class A†	849	24,146
CommVault Systems, Inc.†	220	12,340
Domo, Inc., Class B†	85	2,381
eGain Corp.†	679	6,016
Fidelity National Information Services, Inc.	1,687	172,344
Fiserv, Inc.†	400	42,272
HubSpot, Inc.†	34	10,472
Manhattan Associates, Inc.†	120	16,880
Microsoft Corp.	5,398	1,515,434
NextGen Healthcare, Inc.†	500	8,560
Open Text Corp. (NASDAQ)	664	27,158
Open Text Corp. (TSX)	400	16,362
Oracle Corp.	5,009	389,900
Sage Group PLC	4,303	37,076
Salesforce, Inc.†	1,011	186,044
SAP SE	814	75,448
SimCorp A/S	161	11,995
Splunk, Inc.†	931	96,740
Sprout Social, Inc., Class A†	112	5,835
SPS Commerce, Inc.†	85	10,180
Square Enix Holdings Co., Ltd.	500	23,182
UiPath, Inc., Class A†	1,229	22,528
Unity Software, Inc.†	666	24,902
Workday, Inc., Class A†	569	88,252
Workiva, Inc.†	130	8,515
Zuora, Inc., Class A†	509	4,332
		3,356,103
Telecommunications — 1.8%
A10 Networks, Inc.	1,103	16,446
ADTRAN Holdings, Inc.	705	16,983
Arista Networks, Inc.†	581	67,762
AT&T, Inc.	2,919	54,819
BCE, Inc.	400	20,210
Cisco Systems, Inc.	6,437	292,047
Corning, Inc.	149	5,477
EchoStar Corp., Class A†	375	7,410
Eutelsat Communications SA	4,280	32,546
Extreme Networks, Inc.†	940	12,295
Iridium Communications, Inc.†	345	15,425
Juniper Networks, Inc.	1,791	50,202
KDDI Corp.	1,500	48,344
Koninklijke KPN NV	8,992	29,609
Motorola Solutions, Inc.	185	44,139
NETGEAR, Inc.†	170	4,383
Nippon Telegraph & Telephone Corp.	3,100	88,569
Nokia Oyj†	9,364	49,022
Ooma, Inc.†	339	4,044
SoftBank Corp.	4,000	46,272

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
SoftBank Group Corp.	600	$ 25,523
Telefonaktiebolaget LM Ericsson, Class B	5,500	41,699
Telefonica SA	8,000	35,723
Telephone & Data Systems, Inc.	424	6,703
T-Mobile US, Inc.†	1,119	160,084
United States Cellular Corp.†	80	2,343
Verizon Communications, Inc.	3,388	156,492
Vodafone Group PLC	37,162	54,827
		1,389,398
Toys/Games/Hobbies — 0.1%
Nintendo Co., Ltd.	100	44,964
Transportation — 1.3%
AP Moller - Maersk A/S, Series B	12	32,753
ArcBest Corp.	170	15,062
Aurizon Holdings, Ltd.	21,846	61,555
C.H. Robinson Worldwide, Inc.	90	9,963
Canadian Pacific Railway, Ltd.	1,084	85,495
Covenant Logistics Group, Inc.	500	16,735
Deutsche Post AG	809	32,196
Expeditors International of Washington, Inc.	120	12,750
FedEx Corp.	160	37,294
Kamigumi Co., Ltd.	700	14,255
Knight-Swift Transportation Holdings, Inc.	130	7,144
Kuehne & Nagel International AG	155	41,741
Union Pacific Corp.	228	51,824
United Parcel Service, Inc., Class B	2,802	546,082
Werner Enterprises, Inc.	382	16,793
Yamato Holdings Co., Ltd.	1,000	17,551
ZIM Integrated Shipping Services, Ltd.	300	14,946
		1,014,139
Trucking&Leasing — 0.0%
Greenbrier Cos., Inc.	85	2,705
Water — 0.0%
Consolidated Water Co., Ltd.	800	12,440
Total Common Stocks (cost $42,377,357)		46,052,976
CORPORATE BONDS & NOTES — 13.7%
Aerospace/Defense — 0.4%
Northrop Grumman Corp.
2.93%, 01/15/2025	$ 335,000	331,485
Banks — 2.0%
Bank of America Corp.
3.50%, 04/19/2026	330,000	328,794
Citigroup, Inc.
3.20%, 10/21/2026	255,000	249,268
Goldman Sachs Group, Inc.
4.80%, 07/08/2044	320,000	318,275
JPMorgan Chase & Co.
5.40%, 01/06/2042	190,000	204,294
US Bancorp
1.38%, 07/22/2030	245,000	203,576
Wells Fargo & Co.
3.00%, 10/23/2026	220,000	213,508
		1,517,715
Security Description	Shares or Principal Amount	Value

Beverages — 0.4%
PepsiCo, Inc.
2.25%, 03/19/2025	$ 340,000	$ 333,744
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	335,000	325,335
Commercial Services — 0.3%
PayPal Holdings, Inc.
1.65%, 06/01/2025	250,000	239,947
Computers — 0.4%
Apple, Inc.
3.75%, 11/13/2047	350,000	333,355
Diversified Financial Services — 1.0%
Capital One Financial Corp.
3.20%, 02/05/2025	335,000	327,681
Mastercard, Inc.
3.30%, 03/26/2027	215,000	215,977
Visa, Inc.
4.30%, 12/14/2045	205,000	214,461
		758,119
Healthcare-Services — 0.5%
Humana, Inc.
3.95%, 08/15/2049	235,000	208,855
UnitedHealth Group, Inc.
3.70%, 08/15/2049	225,000	205,095
		413,950
Insurance — 0.9%
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	230,000	230,006
MetLife, Inc.
3.60%, 04/10/2024	220,000	221,810
Prudential Financial, Inc.
4.60%, 05/15/2044	210,000	206,759
		658,575
Media — 0.9%
Comcast Corp.
3.70%, 04/15/2024	220,000	221,770
Walt Disney Co.
3.00%, 02/13/2026	440,000	436,928
		658,698
Miscellaneous Manufacturing — 0.4%
General Electric Co.
6.75%, 03/15/2032	255,000	297,121
Oil & Gas — 0.6%
Chevron USA, Inc.
3.90%, 11/15/2024	220,000	223,099
Exxon Mobil Corp.
3.57%, 03/06/2045	245,000	219,293
		442,392
Pharmaceuticals — 0.9%
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	227,848
Cigna Corp.
1.25%, 03/15/2026	240,000	220,925
CVS Health Corp.
4.78%, 03/25/2038	220,000	221,591
		670,364

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines — 1.0%
Enterprise Products Operating LLC
3.75%, 02/15/2025	$ 325,000	$ 326,700
MPLX LP
2.65%, 08/15/2030	235,000	203,589
Williams Cos., Inc.
3.70%, 01/15/2023	225,000	224,752
		755,041
Retail — 1.2%
Home Depot, Inc.
3.00%, 04/01/2026	220,000	219,286
Lowe's Cos, Inc.
3.75%, 04/01/2032	230,000	223,603
McDonald's Corp.
3.38%, 05/26/2025	220,000	220,308
TJX Cos., Inc.
2.25%, 09/15/2026	225,000	216,646
		879,843
Semiconductors — 0.7%
Intel Corp.
3.90%, 03/25/2030	205,000	207,159
NVIDIA Corp.
3.20%, 09/16/2026	325,000	327,679
		534,838
Software — 0.4%
Oracle Corp.
2.50%, 04/01/2025	340,000	327,946
Telecommunications — 0.5%
AT&T, Inc.
5.35%, 09/01/2040	185,000	190,071
Verizon Communications, Inc.
2.88%, 11/20/2050	295,000	220,402
		410,473
Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	240,000	214,714
CSX Corp.
3.80%, 03/01/2028	210,000	210,666
FedEx Corp.
4.75%, 11/15/2045	215,000	209,816
		635,196
Total Corporate Bonds & Notes (cost $11,537,504)		10,524,137
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.2%
U.S. Government — 14.2%
United States Treasury Bonds
1.13%, 05/15/2040	625,000	450,439
1.25%, 05/15/2050	985,000	651,908
2.75%, 11/15/2047	425,000	392,727
3.00%, 08/15/2048	795,000	776,243
3.38%, 05/15/2044	625,000	636,963
United States Treasury Notes
1.13%, 02/15/2031	890,000	789,388
1.63%, 08/15/2029	960,000	897,188
2.00%, 02/15/2025 to 11/15/2026	2,717,000	2,645,823
2.13%, 02/29/2024	1,000,000	986,953
2.25%, 01/31/2024 to 02/15/2027	1,445,000	1,417,597
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.63%, 02/15/2029	$ 670,000	$ 666,886
2.88%, 05/15/2032	220,000	224,366
3.25%, 06/30/2027	325,000	333,125
Total U.S. Government & Agency Obligations (cost $11,989,876)		10,869,606
UNAFFILIATED INVESTMENT COMPANIES — 7.6%
Exchange-Traded Funds — 7.6%
iShares Core S&P 500 ETF	7,208	2,986,130
iShares Core S&P Small-Cap ETF	8,233	836,391
iShares Russell 1000 Value ETF	860	132,896
Vanguard S&P 500 ETF	4,875	1,846,601
Total Unaffiliated Investment Companies (cost $5,832,285)		5,802,018
WARRANTS — 0.0%
Retail — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	1,057	766
Total Long-Term Investment Securities (cost $71,737,022)		73,249,503
SHORT-TERM INVESTMENTS — 3.7%
Unaffiliated Investment Companies — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(2)	2,192,116	2,192,117
U.S. Government — 0.9%
United States Treasury Bill
1.23%, 08/02/2022	660,000	659,966
Total Short-Term Investments (cost $2,852,094)		2,852,083
TOTAL INVESTMENTS (cost $74,589,116)(3)	99.2%	76,101,586
Other assets less liabilities	0.8	577,841
NET ASSETS	100.0%	$76,679,427
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $177,778 representing 0.2% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of July 31, 2022.
(3)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
SDR—Swedish Depositary Receipt
TRQX—Turquoise Stock Exchange

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

TSX—Toronto Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange
XMIL—Euronext Milan Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
16	Long	S&P 500 E-Mini Index	September 2022	$3,213,975	$3,306,800	$92,825
						Unrealized (Depreciation)
16	Long	U.S. Treasury 10 Year Notes	September 2022	$1,940,041	$1,938,250	$ (1,791)
Net Unrealized Appreciation (Depreciation)						$91,034
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$ 20,539	$ 25,138	$ —	$ 45,677
Aerospace/Defense	799,181	226,465	—	1,025,646
Agriculture	308,876	164,042	—	472,918
Airlines	—	69,252	—	69,252
Apparel	148,615	212,397	—	361,012
Auto Manufacturers	214,768	478,944	—	693,712
Auto Parts & Equipment	156,120	105,542	—	261,662
Banks	1,967,816	1,417,323	—	3,385,139
Beverages	593,896	367,014	—	960,910
Biotechnology	452,887	42,918	5,586	501,391
Building Materials	171,646	228,331	—	399,977
Chemicals	902,582	260,123	—	1,162,705
Commercial Services	785,272	137,530	—	922,802
Computers	1,653,826	23,885	—	1,677,711
Cosmetics/Personal Care	239,262	300,866	—	540,128
Distribution/Wholesale	199,245	444,619	—	643,864
Diversified Financial Services	1,163,146	234,802	—	1,397,948
Electric	614,007	101,376	—	715,383
Electrical Components & Equipment	—	126,149	—	126,149
Electronics	422,985	80,880	—	503,865
Engineering & Construction	44,879	15,331	—	60,210
Entertainment	12,791	43,787	—	56,578
Food	810,466	398,464	—	1,208,930
Food Service	4,445	116,815	—	121,260
Gas	13,464	77,721	—	91,185
Hand/Machine Tools	11,202	43,594	—	54,796
Healthcare-Products	1,142,474	67,190	—	1,209,664
Healthcare-Services	1,224,066	27,349	—	1,251,415
Holding Companies-Diversified	—	51,705	—	51,705
Home Builders	217,030	102,942	—	319,972
Home Furnishings	17,269	104,019	—	121,288
Insurance	1,507,887	660,783	—	2,168,670
Internet	2,449,188	135,573	—	2,584,761
Iron/Steel	182,200	138,542	1,285	322,027
Leisure Time	11,101	30,877	—	41,978
Lodging	33,821	171,781	—	205,602
Machinery-Construction & Mining	75,795	162,575	—	238,370
Machinery-Diversified	210,566	248,305	—	458,871
Media	499,020	64,617	—	563,637

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Metal Fabricate/Hardware	$ —	$ 68,812	$ —	$ 68,812
Mining	83,979	635,546	—	719,525
Miscellaneous Manufacturing	342,825	98,896	—	441,721
Office/Business Equipment	4,905	75,453	—	80,358
Oil & Gas	1,548,814	848,646	—	2,397,460
Pharmaceuticals	2,925,134	1,323,155	0	4,248,289
Private Equity	—	21,662	—	21,662
Real Estate	50,424	282,193	—	332,617
REITS	489,284	69,668	—	558,952
Retail	1,634,888	469,110	—	2,103,998
Semiconductors	997,392	363,927	—	1,361,319
Software	3,208,402	147,701	—	3,356,103
Telecommunications	937,264	452,134	—	1,389,398
Toys/Games/Hobbies	—	44,964	—	44,964
Transportation	814,088	200,051	—	1,014,139
Other Industries	914,889	—	—	914,889
Corporate Bonds & Notes	—	10,524,137	—	10,524,137
U.S. Government & Agency Obligations	—	10,869,606	—	10,869,606
Unaffiliated Investment Companies	5,802,018	—	—	5,802,018
Warrants	766	—	—	766
Short-Term Investments:
U.S. Government	—	659,966	—	659,966
Other Short-Term Investments	2,192,117	—	—	2,192,117
Total Investments at Value	$41,229,522	$34,865,193	$6,871	$76,101,586
Other Financial Instruments:†
Futures Contracts	$ 92,825	$ —	$ —	$ 92,825
LIABILITIES:
Other Financial Instruments:
Futures Contracts	$ 1,791	$ —	$ —	$ 1,791
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	39.4%
Domestic Equity Investment Companies	32.6
International Equity Investment Companies	28.1
100.1%

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 100.1%#(1)
Domestic Fixed Income Investment Companies — 39.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,519,919	$15,123,190
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,760,531	17,622,917
Total Domestic Fixed Income Investment Companies (cost $35,406,042)		32,746,107
Domestic Equity Investment Companies — 32.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	629,554	20,536,042
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	354,038	4,921,134
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	132,857	1,688,606
Total Domestic Equity Investment Companies (cost $23,577,108)		27,145,782
International Equity Investment Companies — 28.1%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	187,464	2,568,267
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,822,202	20,809,545
Total International Equity Investment Companies (cost $23,388,159)		23,377,812
TOTAL INVESTMENTS (cost $82,371,309)(2)	100.1%	83,269,701
Other assets less liabilities	(0.1)	(77,445)
NET ASSETS	100.0%	$83,192,256
#	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$83,269,701	$—	$—	$83,269,701
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	40.5%
International Equity Investment Companies	35.0
Domestic Fixed Income Investment Companies	24.6
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 100.1%#(1)
Domestic Equity Investment Companies — 40.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	726,703	$23,705,034
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	395,796	5,501,568
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	258,842	3,289,881
Total Domestic Equity Investment Companies (cost $28,724,129)		32,496,483
International Equity Investment Companies — 35.0%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	291,157	3,988,853
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,109,060	24,085,469
Total International Equity Investment Companies (cost $28,670,518)		28,074,322
Domestic Fixed Income Investment Companies — 24.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	923,534	9,189,164
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,058,368	10,594,265
Total Domestic Fixed Income Investment Companies (cost $21,341,171)		19,783,429
TOTAL INVESTMENTS (cost $78,735,818)(2)	100.1%	80,354,234
Other assets less liabilities	(0.1)	(78,231)
NET ASSETS	100.0%	$80,276,003
#	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$80,354,234	$—	$—	$80,354,234
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	47.4%
International Equity Investment Companies	42.9
Domestic Fixed Income Investment Companies	9.7
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 100.0%#(1)
Domestic Equity Investment Companies — 47.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,071,049	$100,177,608
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,886,848	26,227,188
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,189,568	15,119,414
Total Domestic Equity Investment Companies (cost $123,640,178)		141,524,210
International Equity Investment Companies — 42.9%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,073,100	14,701,470
SunAmerica Series Trust SA International Index Portfolio, Class 1	9,915,619	113,236,375
Total International Equity Investment Companies (cost $130,922,324)		127,937,845
Domestic Fixed Income Investment Companies — 9.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,348,782	13,420,376
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,561,022	15,625,832
Total Domestic Fixed Income Investment Companies (cost $31,244,795)		29,046,208
TOTAL INVESTMENTS (cost $285,807,297)(2)	100.0%	298,508,263
Other assets less liabilities	(0.0)	(140,672)
NET ASSETS	100.0%	$298,367,591
#	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$298,508,263	$—	$—	$298,508,263
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Foreign Government Obligations	37.7%
Short-Term Investments	20.6
U.S. Government & Agency Obligations	17.1
Banks	6.6
Other Asset Backed Securities	4.1
Collateralized Mortgage Obligations	2.0
Multi-National	1.6
Pharmaceuticals	1.0
REITS	0.9
Pipelines	0.9
Electric	0.8
Auto Manufacturers	0.6
Telecommunications	0.5
Oil & Gas	0.5
Computers	0.5
Agriculture	0.4
Beverages	0.4
Engineering & Construction	0.3
Private Equity	0.3
Real Estate	0.3
Water	0.3
Healthcare-Products	0.3
Aerospace/Defense	0.2
Purchased Options	0.2
Insurance	0.2
Diversified Financial Services	0.2
Chemicals	0.2
Semiconductors	0.2
Software	0.1
Retail	0.1
Food	0.1
Healthcare-Services	0.1
Gas	0.1
Mining	0.1
Packaging & Containers	0.1
Investment Companies	0.1
Building Materials	0.1
Forest Products & Paper	0.1
Savings & Loans	0.1
Internet	0.1
Toys/Games/Hobbies	0.1
100.2%
Country Allocation*
United States	34.3%
Japan	24.9
Italy	8.3
France	6.6
United Kingdom	5.1
Cayman Islands	3.3
Spain	3.2
SupraNational	3.1
Belgium	2.1
Canada	2.1
Germany	1.8
Netherlands	1.1
Australia	0.8
Luxembourg	0.7
Denmark	0.5
Ireland	0.4
Purchased Options	0.2
Mexico	0.2
Sweden	0.1
Switzerland	0.1

Finland	0.1%
Nigeria	0.1
Egypt	0.1
Romania	0.1
Israel	0.1
British Virgin Islands	0.1
South Korea	0.1
Indonesia	0.1
Brazil	0.1
Bermuda	0.1
Hungary	0.1
Isle of Man	0.1
India	0.1
100.2%
Credit Quality#†
Aaa	31.0%
Aa	8.5
A	8.6
Baa	22.4
Ba	2.8
B	0.6
Caa	0.3
Not Rated@	25.8
100.0%

*	Calculated as a percentage of net assets
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 18.5%
Australia — 0.4%
Australia & New Zealand Banking Group, Ltd.
2.95%, 07/22/2030*		$ 400,000	$ 378,126
Macquarie Bank, Ltd.
3.05%, 03/03/2036*		475,000	384,336
Macquarie Group, Ltd.
1.34%, 01/12/2027*		225,000	200,436
Westpac Banking Corp.
2.67%, 11/15/2035		525,000	428,724
			1,391,622
Belgium — 0.1%
Anheuser-Busch InBev SA NV
2.70%, 03/31/2026	EUR	245,000	260,433
Brazil — 0.1%
Banco do Brasil SA (Cayman)
6.25%, 04/15/2024(1)		240,000	214,320
British Virgin Islands — 0.1%
Huarong Finance II Co., Ltd.
3.75%, 05/29/2024		260,000	237,922
Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*		250,000	240,900
Denmark — 0.2%
Danske Bank A/S
4.30%, 04/01/2028*		700,000	673,077
Finland — 0.1%
Citycon Oyj
3.63%, 06/10/2026(1)	EUR	675,000	441,249
France — 1.9%
BNP Paribas SA
3.38%, 01/09/2025*		2,050,000	2,009,753
BPCE SA
4.00%, 09/12/2023*		1,300,000	1,299,839
CNP Assurances
0.38%, 03/08/2028	EUR	200,000	174,929
Credit Agricole SA
1.25%, 01/26/2027*		650,000	578,598
Electricite de France SA
2.88%, 12/15/2026(1)	EUR	600,000	518,179
6.13%, 06/02/2034	GBP	350,000	509,051
Engie SA
1.00%, 03/13/2026	EUR	200,000	199,243
Orange SA
0.01%, 06/29/2026	EUR	300,000	291,041
Societe Generale SA
1.49%, 12/14/2026*		550,000	489,636
TotalEnergies SE
3.37%, 10/06/2026(1)	EUR	325,000	322,181
			6,392,450
Germany — 1.6%
Allianz SE
3.20%, 10/30/2027*(1)		400,000	304,870
Commerzbank AG
4.00%, 03/23/2026	EUR	300,000	312,072
6.13%, 10/09/2025(1)	EUR	400,000	391,689
Deutsche Bank AG
1.75%, 11/19/2030	EUR	200,000	176,538
Security Description		Shares or Principal Amount	Value

Germany (continued)
2.13%, 11/24/2026		$ 150,000	$ 134,402
2.22%, 09/18/2024		300,000	289,911
3.73%, 01/14/2032		325,000	252,567
4.63%, 10/30/2027(1)	EUR	600,000	497,477
6.00%, 10/30/2025(1)		400,000	346,000
FMS Wertmanagement
1.38%, 03/07/2025	GBP	600,000	713,945
Kreditanstalt fuer Wiederaufbau
2.00%, 11/15/2029	EUR	1,860,000	1,998,515
			5,417,986
India — 0.1%
Reliance Industries, Ltd.
3.63%, 01/12/2052*		250,000	191,854
Ireland — 0.4%
AIB Group PLC
2.88%, 05/30/2031	EUR	375,000	362,258
6.25%, 10/15/2025(1)	EUR	200,000	200,277
Bank of Ireland Group PLC FRS
0.38%, 05/10/2027	EUR	375,000	346,745
1.38%, 08/11/2031	EUR	350,000	316,805
Smurfit Kappa Acquisitions ULC
2.88%, 01/15/2026	EUR	210,000	215,537
			1,441,622
Isle of Man — 0.1%
Sasol Financing International, Ltd.
4.50%, 11/14/2022		200,000	198,980
Italy — 0.4%
Aeroporti di Roma SpA
1.63%, 02/02/2029	EUR	250,000	222,537
Enel SpA
3.38%, 08/24/2026(1)	EUR	135,000	124,848
Enel SpA FRS
1.38%, 06/08/2027(1)	EUR	700,000	579,502
Intesa Sanpaolo SpA
1.35%, 02/24/2031	EUR	350,000	280,880
Telecom Italia SpA
4.00%, 04/11/2024	EUR	150,000	152,541
			1,360,308
Jersey — 0.0%
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034		192,172	167,494
Luxembourg — 0.7%
ArcelorMittal SA
4.25%, 07/16/2029		155,000	151,554
Blackstone Property Partners Europe Holdings SARL
1.00%, 05/04/2028	EUR	350,000	298,693
1.25%, 04/26/2027	EUR	237,000	212,572
1.75%, 03/12/2029	EUR	350,000	305,927
2.00%, 02/15/2024	EUR	300,000	301,672
Helvetia Europe SA
2.75%, 09/30/2041	EUR	300,000	272,199

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Luxembourg (continued)
Holcim Finance Luxembourg SA
0.50%, 11/29/2026	EUR	235,000	$ 222,702
Logicor Financing SARL
2.25%, 05/13/2025	EUR	350,000	349,652
3.25%, 11/13/2028	EUR	300,000	295,516
			2,410,487
Mexico — 0.2%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(1)		$ 200,000	166,000
Mexico City Airport Trust
3.88%, 04/30/2028*		210,000	186,900
5.50%, 07/31/2047		200,000	152,250
			505,150
Netherlands — 1.1%
ABN AMRO Bank NV
1.54%, 06/16/2027*		500,000	444,960
American Medical Systems Europe BV
0.75%, 03/08/2025	EUR	800,000	803,903
Enel Finance International NV
2.88%, 07/12/2041*		425,000	287,001
ING Groep NV
1.00%, 11/13/2030 to 11/16/2032	EUR	200,000	182,620
4.02%, 03/28/2028		225,000	217,996
4.25%, 03/28/2033		200,000	191,746
Prosus NV
3.68%, 01/21/2030		200,000	169,044
Technip Energies NV
1.13%, 05/28/2028	EUR	525,000	451,080
WPC Eurobond BV
0.95%, 06/01/2030	EUR	175,000	146,382
1.35%, 04/15/2028	EUR	700,000	649,014
			3,543,746
South Korea — 0.1%
Korea Hydro & Nuclear Power Co, Ltd.
4.25%, 07/27/2027*		220,000	222,666
Spain — 0.7%
Banco Santander SA
2.71%, 06/27/2024		600,000	586,485
3.49%, 05/28/2030		200,000	180,473
CaixaBank SA
0.38%, 11/18/2026	EUR	300,000	283,400
0.75%, 05/26/2028	EUR	200,000	183,226
1.13%, 05/17/2024	EUR	400,000	405,854
Cellnex Finance Co. SA
2.00%, 02/15/2033	EUR	200,000	157,351
FCC Aqualia SA
2.63%, 06/08/2027	EUR	365,000	364,759
			2,161,548
SupraNational — 1.5%
African Export-Import Bank
3.80%, 05/17/2031*		200,000	162,200
Security Description		Shares or Principal Amount	Value

SupraNational (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.00%, 09/01/2029*	EUR	100,000	$ 83,876
Asian Development Bank
1.13%, 06/10/2025	GBP	2,700,000	3,190,458
2.35%, 06/21/2027	JPY	40,000,000	333,158
CANPACK SA /Eastern PA Land Investment Holding LLC
2.38%, 11/01/2027*	EUR	200,000	174,770
Inter-American Development Bank
7.00%, 06/15/2025		$ 850,000	941,459
			4,885,921
Sweden — 0.0%
Verisure Holding AB
3.25%, 02/15/2027*	EUR	150,000	134,144
Switzerland — 0.1%
Credit Suisse AG
2.95%, 04/09/2025		250,000	241,258
Credit Suisse Group AG
3.09%, 05/14/2032*		300,000	241,549
			482,807
United Kingdom — 1.6%
BAT International Finance PLC
3.95%, 06/15/2025*		1,000,000	986,397
Bellis Acquisition Co. PLC
3.25%, 02/16/2026*	GBP	100,000	98,946
BP Capital Markets PLC
3.25%, 03/26/2026(1)	EUR	200,000	194,427
3.63%, 03/22/2029(1)	EUR	300,000	279,768
Diageo Finance PLC
2.38%, 05/20/2026	EUR	210,000	221,957
HSBC Holdings PLC
4.76%, 03/29/2033		675,000	641,941
Imperial Brands Finance PLC
3.38%, 02/26/2026	EUR	160,000	163,798
Nationwide Building Society
3.96%, 07/18/2030*		200,000	189,137
Natwest Group PLC
1.64%, 06/14/2027		275,000	245,205
Santander UK Group Holdings PLC
1.09%, 03/15/2025		400,000	375,936
Standard Chartered PLC
1.21%, 03/23/2025*		200,000	189,104
1.46%, 01/14/2027*		700,000	624,899
Thames Water Utilities Finance PLC
5.75%, 09/13/2030	GBP	550,000	671,297
Vodafone Group PLC
1.88%, 09/11/2025	EUR	210,000	217,352
			5,100,164
United States — 6.9%
AbbVie, Inc.
2.60%, 11/21/2024		750,000	734,377

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Air Lease Corp.
2.88%, 01/15/2026		$ 350,000	$ 327,622
American Homes 4 Rent LP
2.38%, 07/15/2031		75,000	61,906
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026		550,000	553,322
AT&T, Inc.
1.80%, 09/14/2039	EUR	200,000	168,762
AutoNation, Inc.
1.95%, 08/01/2028		125,000	105,596
Aviation Capital Group LLC
1.95%, 01/30/2026*		75,000	65,591
Bank of America Corp.
3.37%, 01/23/2026		1,000,000	976,701
4.57%, 04/27/2033		293,000	295,485
BAT Capital Corp.
2.26%, 03/25/2028		550,000	471,265
Bayer US Finance II LLC
4.25%, 12/15/2025*		650,000	648,520
Becton Dickinson & Co.
0.03%, 08/13/2025	EUR	230,000	224,738
3.36%, 06/06/2024		431,000	427,752
Boeing Co.
3.25%, 02/01/2035		50,000	40,605
3.38%, 06/15/2046		25,000	18,144
5.15%, 05/01/2030		425,000	429,579
5.81%, 05/01/2050		25,000	25,046
Broadcom, Inc.
3.14%, 11/15/2035*		364,000	294,213
4.15%, 04/15/2032*		275,000	259,125
CF Industries, Inc.
5.38%, 03/15/2044		135,000	131,416
Cheniere Energy Partners LP
3.25%, 01/31/2032		145,000	126,513
4.50%, 10/01/2029		735,000	712,094
Citigroup, Inc.
3.11%, 04/08/2026		800,000	777,555
3.79%, 03/17/2033		855,000	805,212
4.91%, 05/24/2033		350,000	360,658
Dell International LLC/EMC Corp.
5.30%, 10/01/2029		150,000	152,317
6.02%, 06/15/2026		475,000	504,589
6.20%, 07/15/2030		75,000	80,146
Dollar Tree, Inc.
4.00%, 05/15/2025		400,000	402,362
EMD Finance LLC
3.25%, 03/19/2025*		900,000	889,420
Ford Motor Credit Co. LLC
3.25%, 09/15/2025	EUR	325,000	324,142
General Motors Financial Co, Inc.
1.69%, 03/26/2025	EUR	185,000	185,768
General Motors Financial Co.
0.85%, 02/26/2026	EUR	115,000	110,288
Glencore Funding LLC
1.63%, 04/27/2026*		375,000	337,226
HCA, Inc.
3.38%, 03/15/2029*		100,000	91,829
Security Description		Shares or Principal Amount	Value

United States (continued)
5.88%, 02/01/2029		$ 300,000	$ 313,956
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023		350,000	353,142
6.35%, 10/15/2045		150,000	159,121
Hyundai Capital America
1.00%, 09/17/2024*		1,525,000	1,423,171
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*		300,000	274,129
JPMorgan Chase & Co.
2.96%, 05/13/2031		350,000	313,333
4.59%, 04/26/2033		296,000	300,219
Kraft Heinz Foods Co.
3.75%, 04/01/2030		350,000	336,798
Magallanes, Inc.
5.05%, 03/15/2042*		112,000	100,304
Mattel, Inc.
5.88%, 12/15/2027*		160,000	163,600
McKesson Corp.
1.50%, 11/17/2025	EUR	200,000	202,912
Morgan Stanley
2.94%, 01/21/2033		333,000	297,963
MPLX LP
4.50%, 04/15/2038		250,000	228,906
MPT Operating Partnership LP/MPT Finance Corp.
3.69%, 06/05/2028	GBP	450,000	479,191
4.63%, 08/01/2029		300,000	280,737
Occidental Petroleum Corp.
8.88%, 07/15/2030		300,000	359,250
ONE Gas, Inc.
1.10%, 03/11/2024		400,000	382,204
Pioneer Natural Resources Co.
1.13%, 01/15/2026		25,000	22,719
Realty Income Corp.
4.63%, 11/01/2025		650,000	665,782
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025		650,000	668,087
Spirit Realty LP
2.10%, 03/15/2028		175,000	149,340
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031		575,000	540,452
6.88%, 01/15/2029		155,000	159,954
Teledyne Technologies, Inc.
0.95%, 04/01/2024		400,000	379,424
T-Mobile USA, Inc.
3.50%, 04/15/2025		250,000	246,955
3.75%, 04/15/2027		450,000	443,319
Valero Energy Partners LP
4.38%, 12/15/2026		155,000	156,578
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*		575,000	547,958
VMware, Inc.
4.70%, 05/15/2030		145,000	142,486
Workday, Inc.
3.80%, 04/01/2032		425,000	406,294
			22,618,168

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(2)(3)	$ 390,000	$ 15,007
Total Corporate Bonds & Notes (cost $68,338,427)		60,710,025
ASSET BACKED SECURITIES — 4.1%
Cayman Islands — 3.2%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 2.87%, (SOFR30A+1.45%), 01/15/2037*	950,000	924,287
Diameter Capital CLO 1, Ltd. FRS
Series 2021-1A, Class A1A 3.75%, (3 ML+1.24%), 07/15/2036*	1,100,000	1,067,144
Elmwood CLO IV, Ltd. FRS
Series 2020-1A, Class A 3.75%, (3 ML+1.24%), 04/15/2033*	1,100,000	1,069,860
HalseyPoint CLO 3, Ltd. FRS
Series 2020-3A, Class A1A 4.23%, (3 ML+1.45%), 11/30/2032*	1,225,000	1,207,397
ICG US CLO, Ltd. FRS
Series 2017-1A, Class ARR 3.96%, (3 ML+1.17%), 07/28/2034*	2,100,000	2,028,623
Marble Point CLO XIX, Ltd. FRS
Series 2020-3A, Class D 6.64%, (3 ML+3.90%), 01/19/2034*	400,000	369,211
Trysail CLO, Ltd. FRS
Series 2021-1A, Class A1 4.03%, (3 ML+1.32%), 07/20/2032*	2,100,000	2,055,608
Venture 39 CLO, Ltd. FRS
Series 2020-39A, Class A1 3.79%, (3 ML+1.28%), 04/15/2033*	1,200,000	1,172,228
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 3.88%, (3 ML+1.17%), 07/20/2032*	750,000	730,520
		10,624,878
United States — 0.9%
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 2.93%, (1 ML+0.68%), 10/25/2035	72,864	71,818
Higher Education Funding I FRS
Series 2014-1, Class A 2.57%, (3 ML+1.05%), 05/25/2034*	562,174	560,591
Security Description		Shares or Principal Amount	Value

United States (continued)
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 2.49%, (1 ML+0.23%), 04/25/2037		$ 327,845	$ 316,341
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.10%, 07/25/2059*(4)		134,112	131,359
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 1.94%, (3 ML+0.11%), 12/15/2032*		1,025,694	956,285
Series 2008-4, Class A4 4.43%, (3 ML+1.65%), 07/25/2025		257,934	256,690
Series 2008-5, Class A4 4.48%, (3 ML+1.70%), 07/25/2023		491,757	488,670
			2,781,754
Total Asset Backed Securities (cost $13,576,316)			13,406,632
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Bermuda — 0.1%
Bellemeade Re, Ltd. FRS
Series 2021-2A, Class M1B 3.01%, (SOFR30A+1.50%), 06/25/2031*		225,000	209,055
United Kingdom — 0.0%
London Wall Mtg. Capital PLC FRS
Series 2017-FL1, Class A 2.04%, (3 ML GBP+0.97%), 11/15/2049	GBP	144,525	175,971
United States — 1.9%
Banc of America Commercial Mtg. Trust
Series 2016-UB10, Class D 3.00%, 07/15/2049*		350,000	285,179
BANK
Series 2018-BN10, Class D 2.60%, 02/15/2061*		200,000	150,389
Series 2018-BN14, Class D 3.00%, 09/15/2060*		175,000	129,495
Series 2018-BN13, Class D 3.00%, 08/15/2061*		300,000	210,809
Series 2019-BN19, Class D 3.00%, 08/15/2061*		100,000	71,786
Benchmark Mtg. Trust VRS
Series 2018-B6, Class D 3.11%, 10/10/2051*(4)		250,000	192,303
Citigroup Commercial Mtg. Trust VRS
Series 2016-GC36, Class C 4.75%, 02/10/2049		200,000	178,371
COMM Mtg. Trust
Series 2017-COR2, Class D 3.00%, 09/10/2050*		250,000	196,346

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Countrywide Alternative Loan Trust FRS
Series 2006-OA1, Class 2A1 2.55%, (1 ML+0.42%), 03/20/2046	$ 134,907	$ 105,759
Series 2005-82, Class A1 2.80%, (1 ML+0.54%), 02/25/2036	243,364	189,223
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2020-HQA5, Class M2 4.11%, (SOFR30A+2.60%), 11/25/2050*	121,561	121,206
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-HQA2, Class M2 3.56%, (SOFR30A+2.05%), 12/25/2033*	190,000	173,629
Series 2021-HQA1, Class B1 4.51%, (SOFR30A+3.00%), 08/25/2033*	225,000	184,500
Series 2020-HQA4, Class M2 5.41%, (1 ML+3.15%), 09/25/2050*	30,717	30,827
Series 2020-DNA4, Class M2 6.01%, (1 ML+3.75%), 08/25/2050*	5,660	5,666
Series 2020-DNA5, Class B1 6.31%, (SOFR30A+4.80%), 10/25/2050*	578,000	591,856
Series 2020-HQA4, Class B1 7.51%, (1 ML+5.25%), 09/25/2050*	401,000	404,018
Series 2020-DNA4, Class B1 8.26%, (1 ML+6.00%), 08/25/2050*	563,000	596,930
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R02, Class 1M2 4.56%, (1 ML+2.30%), 08/25/2031*	23,018	22,991
Series 2021-R01, Class 1B1 4.61%, (SOFR30A+3.10%), 10/25/2041*	381,000	341,948
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	173,415	196,124
Series 2012-111, Class B 7.00%, 10/25/2042	46,251	51,877
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(4)	712,702	613,449
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 2.74%, (1 ML+0.24%), 06/25/2047	202,497	194,675
Security Description	Shares or Principal Amount	Value

United States (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26, Class D 3.06%, 10/15/2048*	$ 200,000	$ 171,530
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 2.22%, (6 ML+0.66%), 11/20/2034	14,311	12,962
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 1.63%, (12 MTA+0.99%), 06/25/2046	211,255	172,569
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 3.09%, 12/28/2037(4)	109,904	103,655
Wells Fargo Commercial Mtg. Trust
Series 2017-RC1, Class D 3.25%, 01/15/2060*	150,000	117,223
Series 2017-RB1, Class D 3.40%, 03/15/2050*	200,000	157,808
Wells Fargo Commercial Mtg. Trust VRS
Series 2016-C37, Class D 3.19%, 12/15/2049*(4)	150,000	119,303
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*	25,233	24,351
		6,118,757
Total Collateralized Mortgage Obligations (cost $6,851,595)		6,503,783
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.1%
United States — 17.1%
United States Treasury Bonds
1.38%, 11/15/2040	2,000,000	1,490,234
1.75%, 08/15/2041	10,450,000	8,237,947
1.88%, 02/15/2041	13,060,000	10,596,966
2.00%, 11/15/2041	1,350,000	1,112,273
2.25%, 05/15/2041	18,220,000	15,728,984
United States Treasury Bonds STRIPS
Zero Coupon 02/15/2038 to 08/15/2038	1,020,000	640,420
United States Treasury Notes
0.75%, 03/31/2026(5)	2,320,000	2,155,606
1.75%, 12/31/2024	6,750,000	6,574,395
Federal Home Loan Bank
2.63%, 09/12/2025	2,200,000	2,184,643
Federal Home Loan Mtg. Corp.
5.00%, 10/01/2029 to 05/01/2041	477,278	505,020
Federal National Mtg. Assoc.
4.50%, 02/01/2040 to 08/01/2041	52,151	54,213
6.00%, 10/01/2034 to 10/01/2041	591,105	633,713

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
United States (continued)
Government National Mtg. Assoc.
4.50%, 02/20/2049		$ 1,552,138	$ 1,602,107
5.00%, 09/20/2049		1,404,686	1,453,496
Uniform Mtg. Backed Securities
5.00%, August 30 TBA 5.00%, 08/11/2052		3,000,000	3,083,069
Total U.S. Government & Agency Obligations (cost $55,557,993)			56,053,086
FOREIGN GOVERNMENT OBLIGATIONS — 37.7%
Australia — 0.4%
Commonwealth of Australia
3.25%, 06/21/2039	AUD	740,000	508,850
4.50%, 04/21/2033	AUD	1,100,000	866,956
			1,375,806
Belgium — 2.0%
Kingdom of Belgium
0.20%, 10/22/2023*	EUR	2,170,000	2,215,781
0.80%, 06/22/2027*	EUR	650,000	666,436
0.90%, 06/22/2029*	EUR	1,140,000	1,157,917
2.15%, 06/22/2066*	EUR	620,000	649,600
4.00%, 03/28/2032	EUR	920,000	1,172,922
4.25%, 03/28/2041*	EUR	600,000	828,056
			6,690,712
Canada — 2.1%
Government of Canada
2.75%, 12/01/2048	CAD	1,500,000	1,163,385
Province of British Columbia, Canada
2.85%, 06/18/2025	CAD	3,600,000	2,791,149
4.95%, 06/18/2040	CAD	400,000	361,079
Province of Ontario, Canada
2.85%, 06/02/2023	CAD	1,200,000	934,142
Province of Quebec, Canada
2.25%, 09/15/2026	GBP	1,360,000	1,643,875
			6,893,630
Denmark — 0.3%
Kingdom of Denmark
4.50%, 11/15/2039	DKK	4,700,000	945,459
Egypt — 0.1%
Arab Republic of Egypt
8.88%, 05/29/2050*		570,000	336,333
France — 4.7%
Government of France
0.01%, 03/25/2025 to 02/25/2026	EUR	7,560,000	7,610,694
0.75%, 02/25/2028	EUR	1,210,000	1,227,108
1.25%, 05/25/2036*	EUR	1,860,000	1,816,836
1.75%, 05/25/2066*	EUR	1,100,000	1,049,431
2.00%, 05/25/2048*	EUR	130,000	134,956
4.50%, 04/25/2041	EUR	2,450,000	3,555,090
			15,394,115
Security Description		Shares or Principal Amount	Value

Germany — 0.2%
State of North Rhine-Westphalia, Germany
2.13%, 06/13/2025	GBP	400,000	$ 484,490
Hungary — 0.1%
Government of Hungary
5.50%, 06/16/2034*		$ 200,000	202,010
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.70%, 06/06/2032*		210,000	217,289
Ireland — 0.0%
Republic of Ireland
0.35%, 10/18/2032	EUR	140,000	128,120
Israel — 0.1%
Israel Government USAID
5.50%, 09/18/2023		300,000	308,272
Italy — 7.9%
Republic of Italy
0.01%, 01/15/2024	EUR	2,280,000	2,291,074
0.90%, 04/01/2031	EUR	6,450,000	5,591,732
0.95%, 03/01/2023	EUR	2,550,000	2,610,918
2.15%, 09/01/2052*	EUR	470,000	368,968
2.80%, 12/01/2028	EUR	6,570,000	6,841,858
2.80%, 03/01/2067*	EUR	200,000	173,102
2.95%, 09/01/2038*	EUR	40,000	39,297
5.50%, 11/01/2022	EUR	6,380,000	6,602,851
6.00%, 05/01/2031	EUR	1,040,000	1,326,029
			25,845,829
Japan — 11.8%
Government of Japan
0.01%, 07/01/2024 to 08/01/2024	JPY	1,557,250,000	11,698,541
0.10%, 12/20/2029	JPY	956,000,000	7,187,098
0.20%, 06/20/2032	JPY	631,650,000	4,746,825
0.80%, 03/20/2042	JPY	354,000,000	2,640,811
0.90%, 06/20/2042 to 09/20/2048	JPY	340,650,000	2,583,345
1.00%, 12/20/2035 to 03/20/2062	JPY	789,750,000	5,603,945
1.30%, 06/20/2035	JPY	514,000,000	4,284,297
			38,744,862
Nigeria — 0.1%
Federal Republic of Nigeria
7.88%, 02/16/2032		490,000	350,350
Romania — 0.1%
Government of Romania
2.00%, 01/28/2032*	EUR	70,000	52,040
3.38%, 01/28/2050*	EUR	10,000	6,602
3.62%, 05/26/2030*	EUR	300,000	265,991
			324,633
Spain — 2.5%
Kingdom of Spain
1.25%, 10/31/2030*	EUR	160,000	159,367
1.50%, 04/30/2027*	EUR	2,770,000	2,889,738
2.55%, 10/31/2032*	EUR	660,000	713,555
2.90%, 10/31/2046*	EUR	770,000	859,870
3.45%, 07/30/2066*	EUR	390,000	470,572

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain (continued)
4.90%, 07/30/2040*	EUR	1,570,000	$ 2,228,988
5.15%, 10/31/2044*	EUR	550,000	835,939
			8,158,029
SupraNational — 1.6%
European Union
0.01%, 07/06/2026	EUR	5,240,000	5,159,528
Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026	SEK	4,610,000	442,931
Ukraine — 0.0%
Government of Ukraine
4.38%, 01/27/2030*	EUR	250,000	46,004
United Kingdom — 3.5%
United Kingdom Gilt Treasury
1.50%, 07/31/2053	GBP	490,000	482,384
1.75%, 07/22/2057	GBP	40,000	41,973
3.25%, 01/22/2044	GBP	3,130,000	4,296,182
3.50%, 01/22/2045 to 07/22/2068	GBP	4,050,000	5,998,525
4.25%, 12/07/2046	GBP	470,000	755,723
			11,574,787
Venezuela — 0.0%
Republic of Venezuela
9.25%, 05/07/2028†(2)(3)		$ 230,000	20,297
Total Foreign Government Obligations (cost $135,566,859)			123,643,486
PURCHASED OPTIONS† — 0.2%
Purchased Options - Calls — 0.1%
Exchange-Traded call option on the USD vs. ZAR (Expiration Date: 08/31/2022; Strike Price: USD 17.16 Counterparty: Bank of America N.A.)		1,120,000	8,614
Over the Counter call option on the USD vs. BRL (Expiration Date: 08/04/2022; Strike Price: USD 5.65 Counterparty: Bank of America, N.A.)		3,326,000	33
Over the Counter call option on the USD vs. BRL (Expiration Date: 08/11/2022; Strike Price: USD 5.57 Counterparty: Morgan Stanley and Co.)		4,390,000	3,727
Over the Counter call option on the USD vs. BRL (Expiration Date: 08/18/2022; Strike Price: USD 5.66 Counterparty: Morgan Stanley and Co.)		1,645,000	1,931
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. BRL (Expiration Date: 08/23/2022; Strike Price: USD 5.72 Counterparty: Citibank, N.A.)	4,380,000	$ 5,602
Over the Counter call option on the USD vs. BRL (Expiration Date: 08/30/2022; Strike Price: USD 5.48 Counterparty: JPMorgan Chase Bank, N.A.)	1,109,000	7,793
Over the Counter call option on the USD vs. ILS (Expiration Date: 08/03/2022; Strike Price: USD 3.56 Counterparty: Morgan Stanley and Co., Inc.)	2,249,000	2
Over the Counter call option on the USD vs. ILS (Expiration Date: 08/04/2022; Strike Price: USD 3.59 Counterparty: Morgan Stanley and Co., Inc.)	2,224,000	2
Over the Counter call option on the USD vs. KRW (Expiration Date: 08/04/2022; Strike Price: USD 1,329.50 Counterparty: Bank of America, N.A.)	4,449,000	1,482
Over the Counter call option on the USD vs. KRW (Expiration Date: 08/23/2022; Strike Price: USD 1,342.00 Counterparty: Bank of America, N.A.)	4,380,000	9,592
Over the Counter call option on the USD vs. NOK (Expiration Date: 08/18/2022; Strike Price: USD 10.46 Counterparty: Citibank, N.A.)	2,193,000	1,344
Over the Counter call option on the USD vs. NOK (Expiration Date: 08/25/2022; Strike Price: USD 10.12 Counterparty: Credit Suisse International)	2,220,000	8,503

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. SEK (Expiration Date: 08/03/2022; Strike Price: USD 10.60 Counterparty: UBS AG)	4,529,000	$ 159
Over the Counter call option on the USD vs. SEK (Expiration Date: 08/04/2022; Strike Price: USD 10.74 Counterparty: UBS AG)	3,337,000	60
Over the Counter call option on the USD vs. SEK (Expiration Date: 08/04/2022; Strike Price: USD 10.80 Counterparty: Citibank, N.A.)	2,772,000	22
Over the Counter call option on the USD vs. SEK (Expiration Date: 08/24/2022; Strike Price: USD 10.50 Counterparty: Citibank, N.A.)	2,198,000	9,144
Over the Counter call option on the USD vs. SEK (Expiration Date: 08/25/2022; Strike Price: USD 10.51 Counterparty: UBS AG)	2,220,000	9,448
Over the Counter call option on the USD vs. TWD (Expiration Date: 08/03/2022; Strike Price: USD 30.20 Counterparty: Citibank, N.A.)	3,397,000	2,466
Over the Counter call option on the USD vs. TWD (Expiration Date: 08/11/2022; Strike Price: USD 30.05 Counterparty: JPMorgan Chase Bank, N.A.)	4,390,000	18,583
Over the Counter call option on the USD vs. ZAR (Expiration Date: 08/09/2022; Strike Price: USD 17.32 Counterparty: Morgan Stanley and Co., Inc.)	2,209,000	2,116
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. ZAR (Expiration Date: 08/11/2022; Strike Price: USD 17.53 Counterparty: HSBC Bank PLC)	2,195,000	$ 1,894
Over the Counter call option on the USD vs. ZAR (Expiration Date: 08/25/2022; Strike Price: USD 17.22 Counterparty: Credit Suisse International)	2,220,000	13,755
Over the Counter call option on the USD vs. ZAR (Expiration Date: 09/02/2022; Strike Price: USD 17.37 Counterparty: Morgan Stanley and Co., Inc.)	1,649,000	11,255
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 0.42% versus GBP-SONIA maturing 10/10/2022 (Counterparty: Citibank, N.A.)	13,830,000	148
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 0.46% versus GBP-SONIA maturing 10/10/2022 (Counterparty: Citibank, N.A.)	12,630,000	148
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 0.52% versus GBP-SONIA maturing 11/15/2022 (Counterparty: Citibank, N.A.)	13,810,000	565
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 0.54% versus GBP-SONIA maturing 11/16/2022 (Counterparty: Morgan Stanley and Co., Inc.)	12,570,000	562
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 0.70% versus USD-LIBOR_BBA maturing 11/14/2022 (Counterparty: JPMorgan Chase Bank, N.A.)	7,300,000	432

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 1.80% versus USD-SOFR maturing 11/16/2022 (Counterparty: JPMorgan Chase Bank, N.A.)	33,500,000	$ 5,923
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 1.85% versus USD-SOFR maturing 11/22/2022 (Counterparty: Deutsche Bank AG)	33,700,000	7,586
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.40% versus USD-SOFR maturing 07/28/2023 (Counterparty: Citibank, N.A.)	3,200,000	107,582
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.70% versus USD-SOFR maturing 04/28/2023 (Counterparty: Deutsche Bank AG)	3,040,000	135,476
Over the Counter call option to enter into an interest rate swaps for the right to receive a fixed rate of 0.28% versus GBP-SONIA maturing 09/08/2022 (Counterparty: JPMorgan Chase Bank, N.A.)	11,500,000	15
Over the Counter call option to enter into an interest rate swaps for the right to receive a fixed rate of 0.30% versus GBP-SONIA maturing 09/08/2022 (Counterparty: JPMorgan Chase Bank, N.A.)	2,860,000	4
		375,968
Purchased Options - Puts — 0.1%
Exchange-Traded put option on the EUR vs. CHF (Expiration Date: 09/02/2022; Strike Price: EUR 0.96 Counterparty: Citibank N.A.)	2,248,582	16,315
Exchange-Traded put option on the USD vs. JPY (Expiration Date: 08/30/2022; Strike Price: JPY 136.00 Counterparty: Morgan Stanley and Co., Inc.)	5,986,789	50,181
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the EUR vs. CHF (Expiration Date: 08/03/2022; Strike Price: EUR 0.98 Counterparty: Citibank, N.A.)	6,439,000	$ 66,336
Over the Counter put option on the EUR vs. CHF (Expiration Date: 08/18/2022; Strike Price: EUR 0.98 Counterparty: Citibank, N.A.)	3,201,000	35,026
Over the Counter put option on the EUR vs. USD (Expiration Date: 08/04/2022; Strike Price: EUR 1.01 Counterparty: HSBC Bank PLC)	6,495,000	8,563
Over the Counter put option on the EUR vs. USD (Expiration Date: 08/04/2022; Strike Price: EUR 1.02 Counterparty: BNP Paribas SA)	6,402,000	16,639
Over the Counter put option on the EUR vs. USD (Expiration Date: 08/04/2022; Strike Price: EUR 1.02 Counterparty: BNP Paribas SA)	4,314,000	24,131
Over the Counter put option on the EUR vs. USD (Expiration Date: 08/11/2022; Strike Price: EUR 1.00 Counterparty: BNP Paribas SA)	6,525,000	7,749
Over the Counter put option on the EUR vs. USD (Expiration Date: 08/16/2022; Strike Price: EUR 0.99 Counterparty: Citibank, N.A.)	6,541,000	7,367
Over the Counter put option on the EUR vs. USD (Expiration Date: 08/25/2022; Strike Price: EUR 1.00 Counterparty: Barclays Capital Group)	4,345,000	16,880

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option on the GBP vs. USD (Expiration Date: 08/11/2022; Strike Price: NZD 1.17 Counterparty: Citibank, N.A.)	3,650,000	$ 1,920
Over the Counter put option on the GBP vs. USD (Expiration Date: 08/17/2022; Strike Price: GBP 1.15 Counterparty: HSBC Bank PLC)	3,702,000	1,772
Over the Counter put option on the GBP vs. USD (Expiration Date: 08/25/2022; Strike Price: GBP 1.18 Counterparty: Morgan Stanley and Co., Inc.)	3,695,000	12,901
Over the Counter put option on the NZD vs. USD (Expiration Date: 08/03/2022; Strike Price: NZD 0.60 Counterparty: Citibank, N.A.)	7,285,000	133
Over the Counter put option on the NZD vs. USD (Expiration Date: 08/25/2022; Strike Price: NZD 0.61 Counterparty: Credit Suisse International)	7,099,000	19,162
Over the Counter put option on the USD vs. JPY (Expiration Date: 08/23/2022; Strike Price: JPY 136.00 Counterparty: HSBC Bank PLC)	4,380,000	111,992
Over the Counter put option to enter into an interest rate swap for the right to pay a fixed rate of 3.00% versus USD-SOFR maturing 05/05/2023 (Counterparty: Deutsche Bank AG)	2,990,000	40,703
		437,770
Total Purchased Options (cost $1,914,035)		813,738
Total Long-Term Investment Securities (cost $281,805,225)		261,130,750
Security Description		Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 20.6%
Unaffiliated Investment Companies — 3.4%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.94%		11,213,335	$ 11,213,335
U.S. Government — 4.1%
United States Treasury Bills
1.44%, 09/15/2022		$ 13,530,000	13,494,526
Foreign Government Obligations — 13.1%
Government of Japan Treasury Bills (2.29%), 09/05/2022	JPY	1,338,950,000	10,042,248
Government of Japan Treasury Bills 3.37%, 09/05/2022	JPY	444,300,000	3,332,291
Government of Japan Treasury Bills 5.42%, 09/26/2022	JPY	179,700,000	1,347,878
Government of Japan Treasury Bills 5.90%, 09/05/2022	JPY	626,600,000	4,699,558
Government of Japan Treasury Bills 8.16%, 09/26/2022	JPY	1,382,800,000	10,371,987
Government of Japan Treasury Bills 10.63%, 09/05/2022	JPY	1,722,100,000	12,915,909
			42,709,871
Total Short-Term Investments (cost $66,882,938)			67,417,732
TOTAL INVESTMENTS (cost $348,688,163)(6)		100.2%	328,548,482
Other assets less liabilities		(0.2)	(652,523)
NET ASSETS		100.0%	$327,895,959
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Global Bond Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $51,819,448 representing 15.8% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

(2)	Security in default of interest.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38%, 04/12/2027	10/23/2017	$390,000	$115,546	$15,007	$3.85	0.00%
Foreign Government Obligations
Republic of Venezuela 9.25%, 05/07/2028	08/01/2017	230,000	93,621	20,298	8.82	0.01
				$35,305		0.01%
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ML—3 Month USD LIBOR
3 ML GBP—3 Month GBP LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
ULC—Unlimited Liability Corp.
VRS—Variable Rate Security
AUD—Australian Dollar
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NZD—New Zealand Dollar
SEK—Swedish Krona
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	8,360,000	USD	1-Month USD LIBOR	3-Month USD LIBOR	Quarterly	Quarterly	Jul 2024	$ 1,468	$ 6,972	$ 8,440
Centrally Cleared	11,540,000	BRL	Fixed 5.800%	Less than 1-Month BRCDI	Maturity	Maturity	Jan 2023	2,435	115,740	118,175
Centrally Cleared	6,080,000	NZD	3-Month NZDBB	Fixed 1.250%	Quarterly	Quarterly	Dec 2022	(2,251)	(26,872)	(29,123)
Centrally Cleared	4,970,000	BRL	Less than 1-Month BRCDI	Fixed 10.565	Maturity	Maturity	Jan 2023	—	(11,667)	(11,667)
Centrally Cleared	1,770,000	BRL	Less than 1-Month BRCDI	Fixed 12.400	Maturity	Maturity	Jan 2023	(35)	1,804	1,769
Centrally Cleared	1,630,000	BRL	Less than 1-Month BRCDI	Fixed 12.300	Maturity	Maturity	Jan 2024	1,043	(1,890)	(847)
Centrally Cleared	15,010,000	BRL	1-Month BRCDI	Fixed 11.814	Monthly	Monthly	Jan 2024	12,792	(46,775)	(33,983)
Centrally Cleared	3,650,000	CAD	Fixed 1.000	3-Month CDOR	Semiannual	Semiannual	Mar 2024	46,470	61,166	107,636
Centrally Cleared	25,610,000	NZD	3-Month NZDBB	Fixed 2.750	Quarterly	Quarterly	Mar 2024	43,503	(294,218)	(250,715)
Centrally Cleared	5,150,000	BRL	Fixed 10.950	1-Month BRCDI	Monthly	Monthly	Jan 2025	(1,222)	33,270	32,048
Centrally Cleared	2,749,310,000	KRW	Fixed 3.000	3-Month KSDA	Quarterly	Quarterly	Jun 2024	2,691	(2,022)	669
Centrally Cleared	1,210,000	EUR	6-Month EURIBOR	Fixed 2.005	Semiannual	Semiannual	Apr 2037	27	(10,572)	(10,545)
Centrally Cleared	560,000	EUR	Fixed 1.897	6-Month EURIBOR	Annual	Semiannual	Apr 2032	9	1,629	1,638
Centrally Cleared	700,000	EUR	Fixed 1.363	6-Month EURIBOR	Annual	Semiannual	Apr 2042	24	4,500	4,524
Centrally Cleared	3,310,000	USD	Less than 1-Month SOFR	Fixed 2.734	Annual	Annual	May 2032	18,698	64,907	83,605
Centrally Cleared	4,700,000	USD	Less than 1-Month SOFR	Fixed 2.800	Annual	Annual	Sep 2024	4,495	(9,326)	(4,831)
Centrally Cleared	37,250,000	HKD	Fixed 3.200	3-Month HIBOR	Quarterly	Quarterly	Sep 2024	(17,252)	4,145	(13,107)
Centrally Cleared	4,110,000	EUR	6-Month EURIBOR	Fixed 2.000	Semiannual	Semiannual	May 2032	(37,394)	43,459	6,065
Centrally Cleared	1,080,000,000	JPY	Fixed 0.500	6-Month	Annual	Annual	May 2032	23,263	(15,745)	7,518

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	3,380,000	GBP	Less than 1-Month SONIA	Fixed 2.000%	Annual	Annual	Jun 2032	$ 4,210	$ (24,247)	$ (20,037)
Centrally Cleared	4,460,000	USD	Less than 1-Month SOFR	Fixed 2.500	Annual	Annual	Jun 2029	(2,938)	16,925	13,987
Centrally Cleared	11,760,000	USD	Fixed 2.570%	Less than 1-Month SOFR	Annual	Annual	Jun 2031	11,470	(28,276)	(16,806)
Centrally Cleared	7,470,000	USD	Less than 1-Month SOFR	Fixed 2.730	Annual	Annual	Jun 2033	(6,240)	4,899	(1,341)
Centrally Cleared	10,040,000	USD	Fixed 2.587	Less than 1-Month SOFR	Annual	Annual	Nov 2026	33,111	(78,731)	(45,620)
Centrally Cleared	2,650,000	EUR	Fixed 0.750	6-Month EURIBOR	Semiannual	Semiannual	Sep 2025	79,835	(39,956)	39,879
Centrally Cleared	3,360,000	EUR	6-Month EURIBOR	Fixed 0.750	Semiannual	Semiannual	Sep 2027	(180,866)	75,779	(105,087)
Centrally Cleared	3,000,000	EUR	Fixed 0.750	6-Month EURIBOR	Semiannual	Semiannual	Sep 2029	244,802	(88,862)	155,940
Centrally Cleared	5,050,000	EUR	6-Month EURIBOR	Fixed 1.000	Semiannual	Semiannual	Sep 2032	(425,063)	96,893	(328,170)
Centrally Cleared	250,000	EUR	Fixed 1.000	6-Month EURIBOR	Semiannual	Semiannual	Sep 2042	47,170	(14,043)	33,127
Centrally Cleared	240,000	EUR	6-Month EURIBOR	Fixed 0.750	Annual	Semiannual	Sep 2052	(63,572)	17,763	(45,809)
Centrally Cleared	2,010,000	EUR	Fixed 0.000	12-Month ESTR	Annual	Annual	Sep 2027	172,783	(38,031)	134,752
Centrally Cleared	3,350,000	GBP	Less than 1-Month SONIA	Fixed 2.000	Annual	Annual	Sep 2024	(52,520)	6,794	(45,726)
Centrally Cleared	2,390,000	GBP	Fixed 1.750	Less than 1-Month SONIA	Annual	Annual	Sep 2027	103,885	(40,518)	63,367
Centrally Cleared	380,000	GBP	Fixed 1.500	Less than 1-Month SONIA	Annual	Annual	Sep 2037	43,740	(10,378)	33,362
Centrally Cleared	690,000	GBP	Fixed 1.250	Less than 1-Month SONIA	Annual	Annual	Sep 2042	129,451	(18,318)	111,133
Centrally Cleared	300,000	GBP	Fixed 1.250	Less than 1-Month SONIA	Annual	Annual	Sep 2052	69,696	(6,719)	62,977
Centrally Cleared	390,220,000	JPY	Fixed 0.000	12-Month TONA	Annual	Annual	Sep 2032	121,995	(24,512)	97,483
Centrally Cleared	4,800,000	CHF	12-Month SARON	Fixed 1.250	Annual	Annual	Sep 2032	(178,390)	200,791	22,401
Centrally Cleared	298,330,000	SEK	3-Month STIBOR	Fixed 2.250	Annual	Quarterly	Sep 2024	(254,534)	129,468	(125,066)
Centrally Cleared	50,000,000	SEK	3-Month STIBOR	Fixed 2.500	Quarterly	Quarterly	Sep 2027	(76,123)	112,596	36,473
Centrally Cleared	71,670,000	SEK	Fixed 2.500	3-Month STIBOR	Annual	Quarterly	Sep 2032	149,527	(258,331)	(108,804)
Centrally Cleared	56,360,000	NOK	Fixed 2.750	6-Month NIBOR	Annual	Semiannual	Sep 2024	50,818	(3,324)	47,494
Centrally Cleared	15,850,000	NOK	6-Month NIBOR	Fixed 3.000	Semiannual	Semiannual	Sep 2032	8,659	(2,994)	5,665
Centrally Cleared	9,510,000	NZD	3-Month NZDBB	Fixed 3.750	Semiannual	Quarterly	Sep 2027	(78,625)	129,540	50,915
Centrally Cleared	2,460,000	NZD	Fixed 3.750	3-Month NZDBB	Semiannual	Quarterly	Sep 2032	8,821	(29,477)	(20,656)
Centrally Cleared	4,350,000	PLN	Fixed 7.500	6-Month WIBOR	Annual	Semiannual	Sep 2024	915	(12,423)	(11,508)
Centrally Cleared	3,075,000	PLN	6-Month WIBOR	Fixed 6.250	Semiannual	Semiannual	Sep 2032	(25,860)	74,956	49,096
Centrally Cleared	11,450,000	USD	Fixed 2.750	Less than 1-Month SOFR	Annual	Annual	Sep 2027	92,132	(263,063)	(170,931)
Centrally Cleared	1,520,000	USD	Less than 1-Month SOFR	Fixed 2.750	Annual	Annual	Sep 2032	34,633	4,876	39,509
Centrally Cleared	2,310,000	CAD	Fixed 3.250	3-Month CDOR	Semiannual	Semiannual	Sep 2032	(2,056)	(18,100)	(20,156)
Centrally Cleared	6,870,000	AUD	6-Month BBSW	Fixed 3.500	Semiannual	Semiannual	Sep 2027	(95,703)	140,356	44,653
Centrally Cleared	4,270,000	AUD	6-Month BBSW	Fixed 3.750	Semiannual	Semiannual	Sep 2032	(42,793)	95,689	52,896
Centrally Cleared	49,275,000	ZAR	Fixed 7.000	3-Month JIBAR	Quarterly	Quarterly	Sep 2024	10,815	12,822	23,637
Centrally Cleared	8,675,000	ZAR	3-Month JIBAR	Fixed 8.750	Quarterly	Quarterly	Sep 2032	(2,914)	(1,273)	(4,187)
Centrally Cleared	1,245,000	PLN	Fixed 7.000	6-Month WIBOR	Annual	Semiannual	Sep 2027	4,157	(20,157)	(16,000)
Centrally Cleared	7,869,544	MXN	Fixed 9.030	1-Month TIIE	Monthly	Monthly	Sep 2032	(11,055)	(12,561)	(23,616)
Centrally Cleared	2,980,000	MXN	Fixed 9.500	1-Month TIIE	Monthly	Monthly	Sep 2024	346	(2,329)	(1,983)
Centrally Cleared	17,500,000	EUR	Fixed 1.750	3-Month EURIBOR	Quarterly	Quarterly	Sep 2024	(65,250)	(139,563)	(204,813)
Centrally Cleared	13,360,000	USD	Fixed 3.500	Less than 1-Month SOFR	Annual	Annual	Mar 2024	6,090	(106,675)	(100,585)
Centrally Cleared	1,080,130,000	KRW	Fixed 3.750	3-Month KSDA	Quarterly	Quarterly	Dec 2032	(22,442)	(46,267)	(68,709)
Centrally Cleared	10,080,000	CNY	Fixed 2.500	3-Month CNRR	Quarterly	Quarterly	Dec 2027	8,592	(8,952)	(360)
Centrally Cleared	6,980,000	EUR	Fixed 0.500	6-Month EURIBOR	Annual	Semiannual	Sep 2024	117,308	(17,414)	99,894
Centrally Cleared	930,000	GBP	Less than 1-Month SONIA	Fixed 1.500	Annual	Annual	Sep 2032	(73,993)	17,692	(56,301)
Centrally Cleared	3,200,000	EUR	Fixed 2.420	6-Month EURIBOR	Annual	Semiannual	Jul 2029	(32,612)	(58,528)	(91,140)
Centrally Cleared	3,760,000	EUR	6-Month EURIBOR	Fixed 2.855	Annual	Semiannual	Jul 2037	52,804	128,660	181,464
Centrally Cleared	1,600,000	EUR	Fixed 1.560	6-Month EURIBOR	Semiannual	Semiannual	Jul 2052	(17,109)	(52,666)	(69,775)
Centrally Cleared	760,220,000	JPY	Fixed 0.651	12-Month TONA	Annual	Annual	Jul 2032	6,916	(39,970)	(33,054)
Centrally Cleared	2,710,000	USD	Less than 1-Month SOFR	Fixed 2.751	Annual	Annual	Jul 2032	(3,461)	36,030	32,569
Centrally Cleared	630,000	USD	Fixed 2.680	Less than 1-Month SOFR	Annual	Annual	Jul 2032	(3,148)	(2,427)	(5,575)
Centrally Cleared	1,530,000	USD	Less than 1-Month SOFR	Fixed 2.910	Annual	Annual	Jul 2037	2,722	(1,717)	1,005
Centrally Cleared	1,080,000	USD	Fixed 2.080	Less than 1-Month SOFR	Annual	Annual	Jul 2047	(687)	4,963	4,276
								$ (1,787)	$ (284,805)	$ (286,592)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North American Investment Grade Index	0.7391%	13,225,000	USD	13,225,000	1.000%	Quarterly	Dec 2026	$ 221,268	$ (80,335)	$ 140,933
Centrally Cleared	CDX North America Investment Grade Index	0.7669	2,475,000	USD	2,475,000	1.000	Quarterly	Jun 2025	25,392	(9,474)	15,918
					15,700,000				$246,660	$(89,809)	$156,851
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
BBSW—Bank Bill Swap Reference Rate
BRCDI—Brazilian Interbank Certificate of Deposit
CDOR—Canadian Dollar Offered Rate
CNRR—China 7-day Reverse Repo Rate
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
HIBOR—Hong Kong Interbank Offered Rate
JIBAR—Johannesburg Interbank Average Rate
LIBOR—US LIBOR
NIBOR—Norwegian Interbank Offered Rate
NZDBB—New Zealand Bank Dollar Bill
SARON—Swiss Average Rate Overnight
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
TIIE—Interbank Equilibrium Interest Rate
TONA—Tokyo Overnight Average Rate
WIBOR—Warsaw Interbank Offered Rate
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Yuan Renminbi
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

USD—United States Dollar
ZAR—South African Rand
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.06% versus USD-LIBOR_BBA maturing 11/14/2022	1.06	11/14/2022	$ 1,400,000	$ 72,719	$ 103	$ 72,616
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.40% versus GBP-SONIA maturing 09/08/2022	0.40	9/8/2022	310,000	5,847	6	5,841
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.36% versus GBP-SONIA maturing 09/08/2022	0.36	9/8/2022	1,180,000	21,845	20	21,825
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.42% versus GBP-SONIA maturing 10/10/2022	0.42	10/10/2022	1,300,000	27,779	238	27,541
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.38% versus GBP-SONIA maturing 10/10/2022	0.38	10/10/2022	1,420,000	29,822	221	29,601
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.55% versus GBP-SONIA maturing 11/15/2022	0.55	11/15/2022	1,430,000	32,504	1,275	31,229
Morgan Stanley and Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.60% versus GBP-SONIA maturing 11/16/2022	0.60	11/16/2022	1,300,000	29,632	1,362	28,270
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.29% versus USD-SOFR maturing 11/16/2022	1.29	11/16/2022	33,500,000	40,200	1,625	38,575
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.55% versus USD-SOFR maturing 11/16/2022	1.55	11/16/2022	33,500,000	68,675	3,129	65,546
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.60% versus USD-SOFR maturing 11/22/2022	1.60	11/22/2022	33,700,000	73,838	4,125	69,713
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.35% versus USD-SOFR maturing 11/22/2022	1.35	11/22/2022	33,700,000	40,492	2,204	38,288
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.01% versus USD-SOFR maturing 04/28/2023	2.01	4/28/2023	3,040,000	43,004	47,330	(4,326)
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.36% versus USD-SOFR maturing 04/28/2023	2.36	4/28/2023	3,040,000	69,883	83,354	(13,471)
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.09% versus EUR-EURIBOR maturing 08/08/2022	2.09	8/8/2022	1,720,000	29,090	73,050	(43,960)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Written Options on Interest Rate Swaps — (continued)
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.78% versus USD-SOFR maturing 08/18/2022	2.77	8/18/2022	$ 1,160,000	$ 14,442	$ 35,091	$ (20,649)
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.02% versus EUR-EURIBOR maturing 08/22/2022	2.02	8/22/2022	950,000	15,137	35,442	(20,305)
Morgan Stanley and Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.61% versus USD-SOFR maturing 08/25/2022	2.61	8/25/2022	1,160,000	14,515	22,856	(8,341)
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.78% versus EUR-EURIBOR maturing 08/30/2022	1.78	8/30/2022	960,000	13,625	18,860	(5,235)
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.75% versus USD-SOFR maturing 07/28/2023	1.75	7/28/2023	3,200,000	40,000	40,873	(873)
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.08% versus USD-SOFR maturing 07/28/2023	2.08	7/28/2023	3,200,000	67,200	67,720	(520)
					$750,249	$438,884	$311,365
Puts
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.89% versus USD-SOFR maturing 05/05/2023	3.89	5/5/2023	2,990,000	38,426	10,935	27,491
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.45% versus USD-SOFR maturing 05/05/2023	3.45	5/5/2023	2,990,000	66,176	21,149	45,027
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.09% versus USD-SOFR maturing 08/08/2022	2.09	8/8/2022	1,720,000	29,090	585	28,505
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.78% versus USD-SOFR maturing 08/18/2022	2.78	8/18/2022	1,160,000	14,442	2,019	12,423
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.02% versus EUR-EURIBOR maturing 08/22/2022	2.02	8/22/2022	950,000	15,137	2,660	12,477
Morgan Stanley and Co., Inc.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.61% versus USD-SOFR maturing 08/25/2022	2.61	8/25/2022	1,160,000	14,515	6,831	7,684
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.78% versus EUR-EURIBOR maturing 08/30/2022	1.78	8/30/2022	960,000	13,624	8,881	4,743
					$191,410	$ 53,060	$138,350
					$941,659	$491,944	$449,715

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Written Options on Foreign Currency
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
USD vs. BRL	Morgan Stanley and Co., Inc.	USD	5.40	8/11/2022	$2,194,000	$ 50,154	$ 6,869	$ 43,285
USD vs. ZAR	HSBC Bank PLC	USD	17.05	8/11/2022	1,097,000	21,845	3,739	18,106
USD vs. TWD	JPMorgan Chase Bank, N.A.	USD	29.81	8/11/2022	2,195,000	13,756	19,983	(6,227)
USD vs. BRL	Morgan Stanley and Co., Inc.	USD	5.65	8/4/2022	3,326,000	18,609	33	18,576
EUR vs. SEK	HSBC Bank PLC	EUR	10.60	8/17/2022	360,000	3,407	403	3,004
EUR vs. PLN	BNP Paribas SA	EUR	4.78	8/18/2022	359,000	5,154	2,785	2,369
USD vs. SEK	Deutsche Bank AG	USD	10.61	8/4/2022	2,193,000	12,050	186	11,864
USD vs. CNH	HSBC Bank PLC	USD	6.73	8/18/2022	362,000	3,131	2,425	706
USD vs. INR	Morgan Stanley and Co., Inc.	USD	80.05	8/18/2022	362,000	2,341	742	1,599
NZD vs. USD	HSBC Bank PLC	NZD	0.64	8/3/2022	1,757,000	4,479	1,465	3,014
USD vs. TWD	Standard Chartered Bank	USD	30.10	8/3/2022	1,643,000	2,744	2,509	235
USD vs. KRW	Bank of America, N.A.	USD	1,329.50	8/4/2022	4,449,000	17,556	1,482	16,074
USD vs. BRL	Citibank, N.A.	USD	5.57	8/11/2022	4,390,000	63,840	3,727	60,113
USD vs. ZAR	Morgan Stanley and Co., Inc.	USD	17.32	8/9/2022	2,209,000	13,378	2,116	11,262
EUR vs. SEK	Morgan Stanley and Co., Inc.	EUR	10.42	8/24/2022	356,000	3,099	2,210	889
USD vs. SEK	Citibank, N.A.	USD	10.23	8/24/2022	1,099,000	19,209	11,500	7,709
EUR vs. PLN	Bank of America, N.A.	EUR	4.73	8/25/2022	359,000	4,925	5,596	(671)
USD vs. SEK	HSBC Bank PLC	USD	10.32	8/3/2022	1,112,000	4,013	1,330	2,683
USD vs. SEK	UBS AG	USD	10.27	8/25/2022	1,110,000	18,248	10,691	7,557
USD vs. ZAR	Credit Suisse International	USD	16.77	8/25/2022	1,110,000	20,899	15,309	5,590
USD vs. NOK	Credit Suisse International	USD	9.86	8/25/2022	1,110,000	20,246	9,650	10,596
USD vs. SGD	HSBC Bank PLC	USD	1.39	8/25/2022	366,000	2,506	1,408	1,098
USD vs. TWD	JPMorgan Chase Bank, N.A.	USD	29.89	8/29/2022	366,000	2,519	3,301	(782)
USD vs. CNH	HSBC Bank PLC	USD	6.73	8/30/2022	366,000	2,446	2,834	(388)
USD vs. KRW	Morgan Stanley and Co., Inc.	USD	1,326.50	8/18/2022	2,218,000	7,952	7,313	639
						$338,506	$119,606	$218,900
Puts
GBP vs. USD	Citibank, N.A.	GBP	1.19	8/11/2022	1,825,000	30,417	3,849	26,568
EUR vs. USD	BNP Paribas SA	EUR	1.02	8/4/2022	6,402,000	124,679	16,639	108,040
EUR vs. CHF	Morgan Stanley and Co., Inc.	EUR	0.98	8/3/2022	3,219,500	20,930	33,168	(12,238)
EUR vs. USD	Citibank, N.A.	EUR	1.01	8/4/2022	6,495,000	130,075	8,563	121,512
EUR vs. SEK	HSBC Bank PLC	EUR	10.60	8/17/2022	360,000	3,017	8,015	(4,998)
EUR vs. PLN	BNP Paribas SA	EUR	4.78	8/18/2022	359,000	2,923	4,286	(1,363)
USD vs. CNH	HSBC Bank PLC	USD	6.73	8/18/2022	362,000	2,281	1,304	977
USD vs. INR	Morgan Stanley and Co., Inc.	USD	80.05	8/18/2022	362,000	2,341	3,514	(1,173)
NZD vs. USD	HSBC Bank PLC	NZD	0.61	8/3/2022	1,757,000	4,102	290	3,812
EUR vs. CHF	Citibank, N.A.	EUR	0.98	8/3/2022	3,219,500	12,253	33,168	(20,915)
USD vs. JPY	HSBC Bank PLC	USD	138.30	8/23/2022	2,190,000	26,280	88,040	(61,760)
EUR vs. CAD	Credit Suisse International	EUR	1.29	8/5/2022	1,079,000	3,138	831	2,307
EUR vs. SEK	Morgan Stanley and Co., Inc.	EUR	10.42	8/24/2022	356,000	3,099	3,469	(370)
EUR vs. USD	Citibank, N.A.	EUR	0.99	8/16/2022	3,270,500	11,285	3,684	7,601
EUR vs. USD	BNP Paribas SA	EUR	1.00	8/11/2022	6,525,000	29,881	7,749	22,132
EUR vs. PLN	Bank of America, N.A.	EUR	4.73	8/25/2022	359,000	2,763	2,185	578
GBP vs. USD	Morgan Stanley and Co., Inc.	GBP	1.20	8/25/2022	1,848,000	29,325	15,330	13,995
NZD vs. USD	Credit Suisse International	NZD	0.62	8/25/2022	3,549,000	31,456	20,822	10,634
USD vs. SGD	HSBC Bank PLC	USD	1.39	8/25/2022	366,000	2,506	3,200	(694)
USD vs. TWD	JPMorgan Chase Bank, N.A.	USD	29.89	8/29/2022	366,000	2,030	1,574	456
EUR vs. USD	Barclays Capital Group	EUR	1.02	8/25/2022	2,173,000	28,338	19,042	9,296
EUR vs. CHF	Morgan Stanley and Co., Inc.	EUR	0.98	8/18/2022	1,600,500	16,429	17,513	(1,084)
USD vs. JPY	Morgan Stanley and Co., Inc.	USD	136.00	8/23/2022	4,380,000	62,104	111,992	(49,888)
USD vs. BRL	JPMorgan Chase Bank, N.A.	USD	5.07	8/30/2022	1,109,000	8,998	10,747	(1,749)
USD vs. CNH	HSBC Bank PLC	USD	6.73	8/30/2022	366,000	2,446	1,838	608
USD vs. ZAR	Bank of America	USD	16.09	8/31/2022	1,120,000	7,409	5,479	1,930
EUR vs. CHF	Citibank, N.A.	EUR	0.98	8/18/2022	1,600,500	17,593	17,513	80
						$618,098	$443,804	$174,294
						$956,604	$563,410	$393,194

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
38	Long	Australian 10 Year Bonds	September 2022	$ 3,174,790	$ 3,317,967	$ 143,177
8	Long	Australian 3 Year Bonds	September 2022	600,409	610,592	10,183
12	Long	Canada 10 Year Bonds	September 2022	1,201,921	1,222,443	20,522
13	Long	Euro Buxl 30 Year Bonds	September 2022	2,249,450	2,468,659	219,209
2	Long	Euro-BTP	September 2022	257,148	258,231	1,083
36	Long	Euro-Bund	September 2022	5,691,917	5,800,173	108,256
9	Long	Euro-OAT	September 2022	1,289,796	1,347,297	57,501
15	Long	Japan 10 Year Bonds	September 2022	16,551,744	16,930,259	378,515
62	Long	U.S. Treasury Ultra 10 Year Notes	September 2022	8,020,752	8,137,500	116,748
329	Long	U.S. Treasury 5 Year Notes	September 2022	36,997,256	37,416,039	418,783
160	Long	U.S. Treasury 10 Year Notes	September 2022	18,936,117	19,382,500	446,383
85	Long	U.S. Treasury Ultra Bonds	September 2022	13,151,563	13,456,563	305,000
						$2,225,360
						Unrealized (Depreciation)
117	Long	U.S. Treasury 2 Year Notes	September 2022	$24,656,371	$24,623,930	$ (32,441)
90	Short	Euro-BOBL	September 2022	11,434,958	11,762,054	(327,096)
31	Short	Long Gilt	September 2022	4,263,395	4,461,507	(198,112)
238	Short	U.S. Treasury Long Bonds	September 2022	33,418,163	34,272,000	(853,837)
						$(1,411,486)
Net Unrealized Appreciation (Depreciation)						$ 813,874
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank, N.A.	AUD	799,097	NZD	887,204	09/21/2022	$ —	$ (926)
	AUD	2,657,258	USD	1,829,022	09/21/2022	—	(29,045)
	BRL	10,249,209	USD	1,931,502	08/01/2022	—	(49,366)
	BRL	18,894,808	USD	3,530,400	08/02/2022	—	(121,403)
	BRL	3,161,607	USD	584,131	08/08/2022	—	(25,828)
	BRL	9,613,491	USD	1,741,574	08/15/2022	—	(109,189)
	BRL	1,339,791	USD	249,811	09/02/2022	—	(6,716)
	CAD	549,559	EUR	406,589	09/21/2022	—	(12,082)
	CAD	363,498	JPY	38,381,730	09/21/2022	5,116	—
	CAD	3,209,510	USD	2,497,462	09/21/2022	—	(8,487)
	CHF	4,511,456	EUR	4,541,219	08/05/2022	—	(98,078)
	CHF	2,837,166	EUR	2,882,908	08/22/2022	—	(34,370)
	CHF	660,421	EUR	678,817	09/06/2022	—	(117)
	CHF	1,638,424	EUR	1,609,535	09/21/2022	—	(76,932)
	CHF	244,567	USD	249,201	08/22/2022	—	(8,101)
	CLP	300,182,404	USD	327,199	08/05/2022	—	(5,750)
	CNH	3,211,249	USD	474,220	08/25/2022	—	(1,632)
	CNH	30,779,062	USD	4,562,427	09/21/2022	—	(588)
	COP	6,857,185,007	USD	1,591,077	08/08/2022	—	(6,810)
	CZK	19,328,122	EUR	775,037	09/21/2022	—	(2,429)
	CZK	12,747,311	USD	538,411	09/21/2022	12,558	—
	EUR	238,157	CAD	311,747	08/09/2022	—	(81)
	EUR	806,353	CAD	1,097,911	09/21/2022	30,223	—
	EUR	2,894,327	CHF	2,871,437	08/05/2022	58,390	—
	EUR	3,525,750	CHF	3,457,108	08/22/2022	28,669	—
	EUR	2,802,299	CHF	2,842,511	09/21/2022	123,305	—
	EUR	647,058	CZK	16,098,718	09/21/2022	468	—
	EUR	1,720,748	HUF	696,234,120	09/21/2022	—	(25,969)
	EUR	269,714	JPY	37,943,945	09/21/2022	9,010	—
	EUR	271,657	NZD	449,648	09/21/2022	4,102	—
	EUR	521,739	PLN	2,484,953	08/25/2022	—	(416)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	812,321	PLN	3,939,403	09/21/2022	$ 8,882	$ —
	EUR	636,002	SEK	6,646,443	08/25/2022	3,680	—
	EUR	109,633	SEK	1,177,259	09/21/2022	3,662	—
	EUR	277,424	SGD	407,708	09/21/2022	10,633	—
	EUR	3,264,227	USD	3,368,683	08/01/2022	32,482	—
	EUR	12,393,847	USD	12,470,587	08/08/2022	—	(201,716)
	EUR	1,738,231	USD	1,767,534	08/15/2022	—	(10,607)
	EUR	2,835,941	USD	2,892,521	08/18/2022	—	(9,135)
	EUR	1,081,653	USD	1,105,236	08/29/2022	—	(2,321)
	EUR	2,825,536	USD	3,019,948	09/21/2022	122,015	—
	EUR	10,321,538	USD	10,523,231	10/11/2022	—	(78,121)
	GBP	231,524	CHF	281,892	09/21/2022	14,981	—
	GBP	232,306	EUR	268,400	09/21/2022	—	(7,948)
	GBP	229,756	JPY	37,662,798	09/21/2022	3,403	—
	GBP	2,934,394	USD	3,474,449	08/01/2022	—	(99,055)
	GBP	1,516,936	USD	1,809,312	08/15/2022	—	(38,574)
	GBP	490,250	USD	589,713	08/19/2022	—	(7,547)
	GBP	246,486	USD	300,269	08/30/2022	—	(92)
	GBP	2,481,629	USD	3,088,707	09/21/2022	63,127	—
	GBP	1,562,719	USD	1,871,722	09/22/2022	—	(33,576)
	HUF	260,256,488	EUR	636,377	09/21/2022	2,683	—
	HUF	361,807,663	USD	950,923	09/21/2022	47,294	—
	IDR	18,588,962,935	USD	1,244,572	08/22/2022	—	(9,199)
	ILS	2,229,845	USD	641,764	08/05/2022	—	(14,336)
	ILS	6,205,273	USD	1,783,706	08/08/2022	—	(42,382)
	ILS	1,633,474	USD	491,193	09/21/2022	9,195	—
	INR	27,434,736	USD	341,902	08/25/2022	—	(3,302)
	INR	20,213,498	USD	252,388	10/14/2022	—	(648)
	JPY	38,879,765	EUR	270,732	09/21/2022	—	(15,012)
	JPY	49,271,498	USD	359,859	08/25/2022	—	(10,244)
	JPY	325,740,376	USD	2,418,317	09/01/2022	—	(29,728)
	JPY	4,133,234,228	USD	30,878,656	09/06/2022	—	(196,608)
	JPY	1,383,488,634	USD	10,252,043	09/26/2022	—	(166,986)
	JPY	1,930,133	USD	14,066	10/06/2022	—	(482)
	KRW	7,563,158,277	USD	5,787,665	08/08/2022	—	(17,482)
	KRW	578,008,515	USD	443,428	08/22/2022	—	(89)
	KRW	1,760,914,727	USD	1,344,378	08/25/2022	—	(6,858)
	KRW	993,195,210	USD	767,053	09/23/2022	4,614	—
	MXN	23,316,119	USD	1,110,138	09/21/2022	—	(23,140)
	NOK	2,214,611	EUR	216,893	09/21/2022	—	(6,933)
	NOK	1,250,297	USD	128,498	08/29/2022	—	(953)
	NOK	12,554,854	USD	1,246,581	09/21/2022	—	(53,820)
	NZD	802,776	AUD	719,611	09/21/2022	—	(1,570)
	NZD	960,449	EUR	571,476	09/21/2022	—	(17,771)
	NZD	5,853,591	USD	3,613,676	08/01/2022	—	(67,647)
	NZD	7,589,621	USD	4,686,484	08/05/2022	—	(86,706)
	NZD	1,798,718	USD	1,128,113	08/29/2022	—	(3,049)
	NZD	8,936,786	USD	5,728,015	09/21/2022	108,938	—
	PLN	2,461,136	EUR	512,173	08/25/2022	—	(4,262)
	PLN	3,608,993	EUR	753,737	09/21/2022	1,656	—
	PLN	2,656,968	USD	589,203	09/21/2022	21,297	—
	SEK	3,737,360	EUR	357,793	08/25/2022	—	(1,903)
	SEK	6,791,468	EUR	634,720	09/21/2022	—	(18,809)
	SEK	69,301,994	USD	6,624,536	08/05/2022	—	(196,064)
	SEK	54,225,936	USD	5,245,253	08/08/2022	—	(92,375)
	SEK	3,042,402	USD	299,210	08/26/2022	—	(507)
	SEK	3,343,338	USD	328,377	08/29/2022	—	(1,032)
	SEK	22,435,064	USD	2,187,699	09/21/2022	—	(24,905)
	SGD	1,101,622	USD	794,522	09/21/2022	—	(3,012)
	TRY	15,406,157	USD	768,069	09/21/2022	—	(39,127)
	TWD	61,152,714	USD	2,049,918	08/05/2022	9,128	—
	TWD	89,955,021	USD	3,014,263	08/15/2022	15,037	—
	TWD	24,986,829	USD	842,677	10/03/2022	8,043	—

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	2,869,801	AUD	4,000,215	09/21/2022	$ —	$ (72,681)
	USD	4,890,569	AUD	7,217,561	10/05/2022	157,247	—
	USD	1,945,720	BRL	10,249,210	08/01/2022	35,148	—
	USD	3,505,407	BRL	18,894,808	08/02/2022	146,400	—
	USD	796,542	BRL	4,351,109	08/08/2022	42,904	—
	USD	226,737	BRL	1,223,279	08/15/2022	8,765	—
	USD	331,145	BRL	1,792,156	08/22/2022	13,143	—
	USD	1,140,685	BRL	6,319,396	08/25/2022	72,216	—
	USD	641,262	BRL	3,372,554	09/01/2022	4,671	—
	USD	233,062	BRL	1,220,989	09/02/2022	718	—
	USD	2,057,028	CAD	2,627,039	09/21/2022	—	(5,862)
	USD	2,371,901	CAD	3,071,173	10/11/2022	25,815	—
	USD	1,967,848	CHF	1,894,775	09/21/2022	30,179	—
	USD	567,123	CHF	549,648	10/13/2022	13,484	—
	USD	555,038	CLP	497,706,223	08/05/2022	—	(3,005)
	USD	370,275	CNH	2,500,938	08/25/2022	321	—
	USD	1,612,495	CNH	10,798,743	09/21/2022	—	(11,575)
	USD	1,017,184	COP	4,306,882,690	08/08/2022	—	(13,580)
	USD	3,355,687	EUR	3,264,225	08/01/2022	—	(19,485)
	USD	9,050,662	EUR	8,848,315	08/08/2022	—	(3,549)
	USD	2,277,203	EUR	2,267,453	08/15/2022	42,311	—
	USD	5,197,749	EUR	5,145,206	08/18/2022	66,682	—
	USD	402,979	EUR	399,723	08/29/2022	6,317	—
	USD	1,329,014	EUR	1,305,900	09/06/2022	8,913	—
	USD	2,149,556	EUR	2,042,986	09/21/2022	—	(54,223)
	USD	4,689,637	EUR	4,600,272	10/11/2022	35,347	—
	USD	3,486,504	GBP	2,934,394	08/01/2022	87,001	—
	USD	1,014,213	GBP	855,429	08/15/2022	27,845	—
	USD	1,211,521	GBP	1,021,354	08/19/2022	32,771	—
	USD	648,280	GBP	534,042	08/30/2022	2,489	—
	USD	1,397,609	GBP	1,150,805	09/21/2022	5,442	—
	USD	1,115,250	GBP	908,296	09/22/2022	—	(7,837)
	USD	1,156,785	IDR	17,153,442,687	08/22/2022	166	—
	USD	1,264,706	ILS	4,424,732	08/05/2022	37,208	—
	USD	1,216,223	ILS	4,273,587	08/08/2022	41,409	—
	USD	548,515	INR	43,824,304	08/25/2022	2,914	—
	USD	3,705,331	JPY	502,607,557	08/25/2022	70,009	—
	USD	283,524	JPY	38,041,496	09/21/2022	2,846	—
	USD	18,087,580	JPY	2,464,429,333	10/06/2022	487,889	—
	USD	6,093,178	KRW	7,981,046,087	08/08/2022	32,718	—
	USD	2,172,733	KRW	2,847,722,573	08/25/2022	12,465	—
	USD	564,873	KRW	741,723,439	09/23/2022	4,520	—
	USD	1,161,360	MXN	23,611,086	09/21/2022	—	(13,745)
	USD	476,890	NOK	4,818,499	08/22/2022	21,917	—
	USD	57,110	NOK	563,563	08/29/2022	1,239	—
	USD	2,723,281	NOK	26,144,636	09/21/2022	—	(15,284)
	USD	3,605,770	NZD	5,853,591	08/01/2022	75,552	—
	USD	4,604,011	NZD	7,466,437	08/05/2022	91,708	—
	USD	1,427,211	NZD	2,288,344	08/29/2022	11,862	—
	USD	3,316,056	NZD	5,323,538	09/21/2022	31,161	—
	USD	18,111	PLN	84,952	08/25/2022	133	—
	USD	290,966	PLN	1,262,296	09/21/2022	—	(21,159)
	USD	7,450,608	SEK	77,428,829	08/05/2022	169,822	—
	USD	4,589,796	SEK	48,327,027	08/08/2022	167,185	—
	USD	34,001	SEK	348,172	08/26/2022	298	—
	USD	378,348	SEK	3,868,845	08/29/2022	2,836	—
	USD	1,985,183	SEK	19,310,000	09/21/2022	—	(80,780)
	USD	327,776	SEK	3,320,646	09/26/2022	—	(217)
	USD	114,134	SGD	157,659	08/25/2022	1	—
	USD	2,913,511	SGD	4,030,076	09/21/2022	4,115	—
	USD	308,693	TRY	5,916,297	09/21/2022	1,287	—
	USD	2,245,196	TWD	66,909,848	08/05/2022	—	(12,278)
	USD	2,840,106	TWD	84,839,984	08/15/2022	—	(11,423)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	388,386	TWD	11,603,808	10/03/2022	$ —	$ (785)
	USD	1,066,208	ZAR	18,059,453	08/11/2022	19,190	—
	USD	790,409	ZAR	13,503,088	08/15/2022	20,783	—
	USD	48,544	ZAR	815,242	08/29/2022	354	—
	USD	518,778	ZAR	8,601,333	09/02/2022	—	(3,107)
	USD	489,766	ZAR	8,327,974	09/06/2022	9,308	—
	USD	903,323	ZAR	14,990,618	09/21/2022	—	(6,383)
	ZAR	11,135,836	USD	656,139	08/11/2022	—	(13,141)
	ZAR	18,711,156	USD	1,098,533	08/15/2022	—	(25,529)
	ZAR	2,075,700	USD	122,441	09/06/2022	—	(1,950)
	ZAR	7,280,574	USD	455,468	09/21/2022	19,847	—
Unrealized Appreciation (Depreciation)						$2,969,462	$ (2,667,526)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Yuan Renminbi Offshore
COP—Columbian Peso
CZK—Czech Koruna
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TRY—New Turkish Lira
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 60,710,025	$—	$ 60,710,025
Asset Backed Securities	—	13,406,632	—	13,406,632
Collateralized Mortgage Obligations	—	6,503,783	—	6,503,783
U.S. Government & Agency Obligations	—	56,053,086	—	56,053,086
Foreign Government Obligations	—	123,643,486	—	123,643,486
Purchased Options	—	813,738	—	813,738
Short-Term Investments:
Unaffiliated Investment Companies	11,213,335	—	—	11,213,335
Other Short-Term Investments	—	56,204,397	—	56,204,397
Total Investments at Value	$11,213,335	$317,335,147	$—	$328,548,482
Other Financial Instruments:†
Swaps	$ —	$ 1,645,084	$—	$ 1,645,084
Futures Contracts	2,225,360	—	—	2,225,360
Forward Foreign Currency Contracts	—	2,969,464	—	2,969,464
Written Options	—	1,124,889	—	1,124,889
Total Other Financial Instruments	$ 2,225,360	$ 5,739,437	$—	$ 7,964,797
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 2,019,698	$—	$ 2,019,698
Futures Contracts	1,411,486	—	—	1,411,486
Forward Foreign Currency Contracts	—	2,667,528	—	2,667,528
Written Options	—	281,980	—	281,980
Total Other Financial Instruments	$ 1,411,486	$ 4,969,206	$—	$ 6,380,692
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Short-Term Investments	30.7%
Software	6.0
Pharmaceuticals	4.2
Auto Manufacturers	3.9
Internet	3.3
Healthcare-Services	3.2
Diversified Financial Services	3.2
Computers	3.1
Transportation	3.1
REITS	2.8
Retail	2.7
Banks	2.4
Unaffiliated Investment Companies	2.3
Beverages	2.1
Insurance	2.0
Semiconductors	1.9
Oil & Gas	1.9
Biotechnology	1.7
Distribution/Wholesale	1.6
Agriculture	1.3
Chemicals	1.1
Telecommunications	1.1
Commercial Services	1.0
Electric	1.0
Lodging	0.8
Media	0.8
Aerospace/Defense	0.8
Electronics	0.7
Mining	0.7
Household Products/Wares	0.6
Food	0.5
Healthcare-Products	0.5
Pipelines	0.5
Real Estate	0.5
Gas	0.5
Electrical Components & Equipment	0.5
Machinery-Construction & Mining	0.4
Entertainment	0.4
Machinery-Diversified	0.4
Environmental Control	0.4
Holding Companies-Divers	0.4
Investment Companies	0.2
Energy-Alternate Sources	0.1
Engineering & Construction	0.1
Home Furnishings	0.1
Metal Fabricate/Hardware	0.1
Apparel	0.1
Building Materials	0.1
Oil & Gas Services	0.1
Leisure Time	0.1
Office/Business Equipment	0.1
Coal	0.1
98.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 65.2%
Aerospace/Defense — 0.8%
Dassault Aviation SA	356	$ 50,908
General Dynamics Corp.	257	58,254
Leonardo SpA	12,881	120,834
Teledyne Technologies, Inc.†	64	25,050
Thales SA	213	26,481
		281,527
Agriculture — 1.3%
Altria Group, Inc.	430	18,860
Archer-Daniels-Midland Co.	295	24,417
British American Tobacco PLC	4,842	190,302
Imperial Brands PLC	7,014	154,276
Japan Tobacco, Inc.	4,600	82,480
		470,335
Apparel — 0.1%
Capri Holdings, Ltd.†	490	23,853
Gunze, Ltd.	100	2,911
Kering SA	19	10,902
		37,666
Auto Manufacturers — 3.9%
Bayerische Motoren Werke AG	995	80,897
Bayerische Motoren Werke AG (Preference Shares)	838	63,317
Ford Motor Co.	4,685	68,823
General Motors Co.†	4,906	177,891
Isuzu Motors, Ltd.	8,300	91,214
Mercedes-Benz Group AG	3,035	177,571
Porsche Automobil Holding SE (Preference Shares)	455	32,747
Stellantis NV	11,480	164,921
Subaru Corp.	1,900	33,254
Tesla, Inc.†	342	304,876
Volkswagen AG (Preference Shares)	860	120,754
Volvo AB, Class B	7,088	127,059
		1,443,324
Banks — 2.4%
Australia & New Zealand Banking Group, Ltd.	9,506	152,790
Bank of New York Mellon Corp.	3,556	154,544
Commonwealth Bank of Australia	2,873	203,214
East West Bancorp, Inc.	1,257	90,227
Hope Bancorp, Inc.	4,793	72,087
KBC Group NV	387	20,301
KeyCorp	1,224	22,399
Nordea Bank Abp	5,610	55,287
Northern Trust Corp.	257	25,643
PacWest Bancorp	442	12,389
Signature Bank	131	24,310
Skandinaviska Enskilda Banken AB, Class A	3,838	41,771
Societe Generale SA	543	12,177
State Street Corp.	178	12,645
		899,784
Beverages — 2.1%
Asahi Group Holdings, Ltd.	900	31,218
Carlsberg A/S, Class B	265	34,319
Coca-Cola Consolidated, Inc.	149	76,437
Diageo PLC	4,388	208,564
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Heineken Holding NV	311	$ 24,572
Heineken NV	1,468	144,615
Pernod Ricard SA	855	168,273
Treasury Wine Estates, Ltd.	11,655	100,063
		788,061
Biotechnology — 1.7%
Biogen, Inc.†	825	177,424
Exelixis, Inc.†	2,229	46,631
Gilead Sciences, Inc.	2,907	173,693
Horizon Therapeutics PLC†	341	28,293
Incyte Corp.†	375	29,130
Moderna, Inc.†	22	3,610
Vertex Pharmaceuticals, Inc.†	619	173,574
		632,355
Building Materials — 0.1%
Lennox International, Inc.	155	37,127
Chemicals — 1.1%
Air Products and Chemicals, Inc.	539	133,796
CF Industries Holdings, Inc.	1,646	157,177
K+S AG	2,977	62,722
Linde PLC	172	51,944
Mosaic Co.	370	19,484
		425,123
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	134	18,326
Commercial Services — 1.0%
Cintas Corp.	306	130,200
Gartner, Inc.†	593	157,430
Toppan, Inc.	6,000	102,078
		389,708
Computers — 3.1%
Apple, Inc.	4,309	700,256
Computershare, Ltd.	2,086	36,621
Dell Technologies, Inc., Class C	3,138	141,398
Fortinet, Inc.†	2,045	121,984
International Business Machines Corp.	529	69,188
NEC Corp.	800	29,562
NTT Data Corp.	4,500	68,127
		1,167,136
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co.	128	17,781
Distribution/Wholesale — 1.6%
LKQ Corp.	3,425	187,827
Marubeni Corp.	4,300	40,057
Mitsubishi Corp.	1,600	47,642
Mitsui & Co., Ltd.	6,800	149,409
Pool Corp.	35	12,519
Sumitomo Corp.	9,400	131,967
Toyota Tsusho Corp.	600	20,517
		589,938
Diversified Financial Services — 3.2%
Ameriprise Financial, Inc.	474	127,942
Capital One Financial Corp.	1,436	157,716
Cboe Global Markets, Inc.	155	19,124
Charles Schwab Corp.	2,761	190,647
Intercontinental Exchange, Inc.	1,648	168,079

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Mitsubishi HC Capital, Inc.	32,800	$ 158,681
ORIX Corp.	8,600	152,497
Stifel Financial Corp.	907	54,248
Synchrony Financial	4,782	160,101
		1,189,035
Electric — 1.0%
CMS Energy Corp.	839	57,664
E.ON SE	17,750	159,099
Red Electrica Corp. SA	7,633	149,986
SSE PLC	204	4,389
		371,138
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	602	74,347
Encore Wire Corp.	689	95,406
		169,753
Electronics — 0.7%
Agilent Technologies, Inc.	805	107,951
Garmin, Ltd.	270	26,357
Mettler-Toledo International, Inc.†	85	114,727
SCREEN Holdings Co., Ltd.	200	14,397
		263,432
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	164	46,606
Engineering & Construction — 0.1%
CK Infrastructure Holdings, Ltd.	2,000	12,548
Singapore Technologies Engineering, Ltd.	11,400	33,285
		45,833
Entertainment — 0.4%
Live Nation Entertainment, Inc.†	1,184	111,284
Red Rock Resorts, Inc., Class A	1,091	42,909
		154,193
Environmental Control — 0.4%
Waste Management, Inc.	842	138,560
Food — 0.5%
Koninklijke Ahold Delhaize NV	2,010	55,380
Mondelez International, Inc., Class A	1,989	127,375
Seven & i Holdings Co., Ltd.	500	20,426
		203,181
Gas — 0.5%
Tokyo Gas Co., Ltd.	8,900	174,716
Healthcare-Products — 0.5%
Inspire Medical Systems, Inc.†	238	49,740
QIAGEN NV†	411	20,402
QuidelOrtho Corp.†	108	11,020
Sartorius Stedim Biotech	9	3,611
Thermo Fisher Scientific, Inc.	180	107,714
		192,487
Healthcare-Services — 3.2%
Cano Health, Inc.†	4,360	26,552
Centene Corp.†	1,576	146,521
Elevance Health, Inc.	404	192,749
Eurofins Scientific SE	906	70,600
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
HCA Healthcare, Inc.	282	$ 59,903
Humana, Inc.	259	124,838
IQVIA Holdings, Inc.†	126	30,274
Lonza Group AG	286	174,300
Medpace Holdings, Inc.†	854	144,779
Molina Healthcare, Inc.†	549	179,918
Universal Health Services, Inc., Class B	439	49,374
		1,199,808
Holding Companies-Divers — 0.4%
Jardine Matheson Holdings, Ltd.	2,500	132,228
Home Builders — 0.0%
NVR, Inc.†	4	17,572
Home Furnishings — 0.1%
Whirlpool Corp.	238	41,143
Household Products/Wares — 0.6%
Henkel AG & Co. KGaA (Preference Shares)	825	52,564
Kimberly-Clark Corp.	1,173	154,590
		207,154
Insurance — 2.0%
American Equity Investment Life Holding Co.	74	2,779
Aviva PLC	5,805	28,167
Berkshire Hathaway, Inc., Class B†	1,065	320,139
Marsh & McLennan Cos., Inc.	190	31,152
MS&AD Insurance Group Holdings, Inc.	3,300	106,778
Ryan Specialty Group Holdings, Inc.†	1,070	46,267
Sompo Holdings, Inc.	700	31,169
Tokio Marine Holdings, Inc.	2,100	122,528
Voya Financial, Inc.	964	57,994
WR Berkley Corp.	42	2,626
		749,599
Internet — 3.3%
Alphabet, Inc., Class A†	1,379	160,405
Alphabet, Inc., Class C†	2,600	303,264
Amazon.com, Inc.†	1,810	244,260
Meta Platforms, Inc., Class A†	1,044	166,100
Palo Alto Networks, Inc.†	334	166,700
Perficient, Inc.†	108	11,396
VeriSign, Inc.†	906	171,379
		1,223,504
Investment Companies — 0.2%
Investor AB, Class B	4,106	76,957
Leisure Time — 0.1%
Carnival Corp.†	3,204	29,028
Lodging — 0.8%
Choice Hotels International, Inc.	91	10,999
Marriott International, Inc., Class A	1,095	173,908
Wyndham Hotels & Resorts, Inc.	1,869	129,727
		314,634
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	802	158,997
Machinery-Diversified — 0.4%
Otis Worldwide Corp.	1,963	153,448

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 0.8%
Charter Communications, Inc., Class A†	335	$ 144,754
Liberty Broadband Corp., Class C†	836	91,065
News Corp., Class A	3,258	55,842
Warner Bros. Discovery, Inc.†	875	13,125
		304,786
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	565	38,041
Mining — 0.7%
Anglo American PLC	717	25,899
BHP Group, Ltd.	3,103	85,412
Freeport-McMoRan, Inc.	4,709	148,569
		259,880
Miscellaneous Manufacturing — 0.0%
LSB Industries, Inc.†	888	12,263
Office/Business Equipment — 0.1%
Ricoh Co., Ltd.	2,900	23,308
Oil & Gas — 1.9%
Aker BP ASA	1,810	62,601
Aker BP ASA SDR†	2,425	83,776
Antero Resources Corp.†	281	11,139
ConocoPhillips	468	45,597
International Petroleum Corp.†	7,297	89,115
Marathon Oil Corp.	784	19,443
Marathon Petroleum Corp.	991	90,835
Pioneer Natural Resources Co.	454	107,575
Shell PLC (LSE)	356	9,512
Shell PLC (XAMS)	5,365	143,073
SM Energy Co.	1,073	44,294
		706,960
Oil & Gas Services — 0.1%
Schlumberger NV	925	34,253
Pharmaceuticals — 4.2%
AbbVie, Inc.	744	106,771
Bayer AG	2,661	155,075
GSK PLC ADR	2,573	108,503
Merck & Co., Inc.	2,315	206,822
Merck KGaA	895	169,991
Novo Nordisk A/S, Class B	349	41,045
Ono Pharmaceutical Co., Ltd.	1,100	30,877
Otsuka Holdings Co., Ltd.	2,300	82,145
Roche Holding AG	851	282,601
Santen Pharmaceutical Co., Ltd.	17,100	137,970
Shionogi & Co., Ltd.	2,900	148,675
Takeda Pharmaceutical Co., Ltd.	3,600	105,927
		1,576,402
Pipelines — 0.5%
Kinder Morgan, Inc.	9,148	164,572
ONEOK, Inc.	312	18,639
		183,211
Real Estate — 0.5%
Mitsubishi Estate Co., Ltd.	6,300	93,814
Mitsui Fudosan Co., Ltd.	3,800	85,023
		178,837
REITS — 2.8%
Annaly Capital Management, Inc.	4,845	33,334
Security Description	Shares or Principal Amount	Value

REITS (continued)
Camden Property Trust	922	$ 130,094
Equity LifeStyle Properties, Inc.	55	4,044
Extra Space Storage, Inc.	511	96,845
First Industrial Realty Trust, Inc.	685	35,586
Life Storage, Inc.	1,242	156,355
Mid-America Apartment Communities, Inc.	491	91,193
National Storage Affiliates Trust	2,959	162,271
NexPoint Residential Trust, Inc.	1,883	125,295
Park Hotels & Resorts, Inc.	1,331	20,750
Public Storage	329	107,389
SBA Communications Corp.	258	86,634
		1,049,790
Retail — 2.7%
AutoNation, Inc.†	753	89,411
AutoZone, Inc.†	79	168,854
Casey's General Stores, Inc.	601	121,793
Cie Financiere Richemont SA	1,208	146,153
Group 1 Automotive, Inc.	555	98,191
Home Depot, Inc.	85	25,580
Moncler SpA	1,230	61,731
Murphy USA, Inc.	573	162,938
Next PLC	890	74,159
Penske Automotive Group, Inc.	492	56,329
Wesfarmers, Ltd.	646	21,073
		1,026,212
Semiconductors — 1.9%
Applied Materials, Inc.	481	50,976
ASML Holding NV	134	76,938
Broadcom, Inc.	434	232,398
Lam Research Corp.	47	23,524
NVIDIA Corp.	709	128,776
ON Semiconductor Corp.†	1,401	93,559
Renesas Electronics Corp.†	1,700	16,378
Texas Instruments, Inc.	486	86,940
		709,489
Software — 6.0%
Clear Secure, Inc., Class A†	1,491	37,752
Dassault Systemes SE	3,973	170,329
Intuit, Inc.	278	126,816
Microsoft Corp.	3,530	991,012
Oracle Corp.	2,724	212,036
Paycom Software, Inc.†	487	160,949
Roper Technologies, Inc.	136	59,387
ServiceNow, Inc.†	273	121,938
Snowflake, Inc., Class A†	865	129,672
Synopsys, Inc.†	411	151,043
Take-Two Interactive Software, Inc.†	481	63,843
		2,224,777
Telecommunications — 1.1%
Arista Networks, Inc.†	616	71,844
Cisco Systems, Inc.	2,371	107,572
Nippon Telegraph & Telephone Corp.	2,000	57,141
Nokia Oyj†	688	3,602
Telefonaktiebolaget LM Ericsson, Class B	815	6,179
Telstra Corp., Ltd.	55,668	151,623
Vodafone Group PLC ADR	333	4,915
		402,876

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 3.1%
AP Moller - Maersk A/S, Series A	55	$ 146,962
AP Moller - Maersk A/S, Series B	7	19,106
Central Japan Railway Co.	200	23,463
CSX Corp.	5,430	175,552
D/S Norden A/S	864	37,611
Deutsche Post AG	3,388	134,834
Golden Ocean Group, Ltd.	4,260	46,618
Hapag-Lloyd AG*	158	54,156
Knight-Swift Transportation Holdings, Inc.	2,114	116,164
Kuehne & Nagel International AG	585	157,537
MPC Container Ships ASA	7,269	17,646
Nippon Express Holdings, Inc.	1,000	59,591
Norfolk Southern Corp.	359	90,170
Stolt-Nielsen, Ltd.	3,254	69,460
Wallenius Wilhelmsen ASA	2,336	15,641
		1,164,511
Total Common Stocks (cost $24,686,971)		24,346,793
UNAFFILIATED INVESTMENT COMPANIES — 2.3%
Exchange-Traded Funds — 2.3%
Health Care Select Sector SPDR Fund ETF	907	120,087
iShares Global Infrastructure ETF	15,095	730,447
Total Unaffiliated Investment Companies (cost $787,523)		850,534
RIGHTS — 0.0%
Banks — 0.0%
Australia & New Zealand Banking Group, Ltd. Expires 08/15/2022† (cost $0)	634	1,762
Total Long-Term Investment Securities (cost $25,474,494)		25,199,089
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 30.7%
Unaffiliated Investment Companies — 30.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(1) (cost $11,480,596)	11,480,596	$11,480,596
TOTAL INVESTMENTS (cost $36,955,090)(2)	98.2%	36,679,685
Other assets less liabilities	1.8	667,192
NET ASSETS	100.0%	$37,346,877
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Allocation Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $54,156 representing 0.1% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2022.
(2)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
XAMS—Euronext Amsterdam Stock Exchange

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North America Investment Grade Index	0.8036%	5,100,000	USD	5,100,000	1.000%	Quarterly	Jun 2027	$65,226	$(20,173)	$45,053
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
91	Long	U.S. Treasury 10 Year Notes	September 2022	$10,928,829	$11,023,796	$94,967
						Unrealized (Depreciation)
13	Long	MSCI Emerging Markets Index	September 2022	$652,627	$649,025	$ (3,602)
2	Long	U.S. Treasury 2 Year Notes	September 2022	422,417	420,922	(1,495)
						$ (5,097)
Net Unrealized Appreciation (Depreciation)						$89,870
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$ 83,304	$ 198,223	$—	$ 281,527
Agriculture	43,277	427,058	—	470,335
Apparel	23,853	13,813	—	37,666
Auto Manufacturers	551,590	891,734	—	1,443,324
Banks	414,244	485,540	—	899,784
Beverages	76,437	711,624	—	788,061
Chemicals	362,401	62,722	—	425,123
Commercial Services	287,630	102,078	—	389,708
Computers	1,032,826	134,310	—	1,167,136
Distribution/Wholesale	200,346	389,592	—	589,938
Diversified Financial Services	877,857	311,178	—	1,189,035
Electric	57,664	313,474	—	371,138
Electronics	249,035	14,397	—	263,432
Engineering & Construction	—	45,833	—	45,833
Food	127,375	75,806	—	203,181
Gas	—	174,716	—	174,716
Healthcare-Products	188,876	3,611	—	192,487
Healthcare-Services	954,908	244,900	—	1,199,808
Holding Companies-Diversified	—	132,228	—	132,228
Household Products/Wares	154,590	52,564	—	207,154
Insurance	460,957	288,642	—	749,599
Investment Companies	—	76,957	—	76,957
Mining	148,569	111,311	—	259,880
Office/Business Equipment	—	23,308	—	23,308
Oil & Gas	318,883	388,077	—	706,960
Pharmaceuticals	422,096	1,154,306	—	1,576,402
Real Estate	—	178,837	—	178,837

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Retail	$ 723,096	$ 303,116	$—	$ 1,026,212
Semiconductors	616,173	93,316	—	709,489
Software	2,054,448	170,329	—	2,224,777
Telecommunications	184,331	218,545	—	402,876
Transportation	381,886	782,625	—	1,164,511
Other Industries	4,775,371	—	—	4,775,371
Unaffiliated Investment Companies	850,534	—	—	850,534
Rights	1,762	—	—	1,762
Short-Term Investments	11,480,596	—	—	11,480,596
Total Investments at Value	$28,104,915	$8,574,770	$—	$36,679,685
Other Financial Instruments:†
Futures Contracts	$ 94,967	$ —	$—	$ 94,967
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 20,173	$—	$ 20,173
Futures Contracts	5,097	—	—	5,097
Total Other Financial Instruments	$ 5,097	$ 20,173	$—	$ 25,270
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	51.7%
Domestic Fixed Income Investment Companies	39.2
International Equity Investment Companies	9.1
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 100.0%#(1)
Domestic Equity Investment Companies — 51.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,951,991	$ 96,293,933
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	945,163	13,137,760
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	948,989	12,061,655
Total Domestic Equity Investment Companies (cost $100,689,106)		121,493,348
Domestic Fixed Income Investment Companies — 39.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,266,409	42,450,770
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,951,485	49,564,361
Total Domestic Fixed Income Investment Companies (cost $98,536,873)		92,015,131
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 9.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $21,155,103)	1,867,646	$ 21,328,522
TOTAL INVESTMENTS (cost $220,381,082)(2)	100.0%	234,837,001
Other assets less liabilities	(0.0)	(116,721)
NET ASSETS	100.0%	$234,720,280
#	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$234,837,001	$—	$—	$234,837,001
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	66.7%
Domestic Fixed Income Investment Companies	19.4
International Equity Investment Companies	13.9
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 100.0%#(1)
Domestic Equity Investment Companies — 66.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,935,087	$226,222,548
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,373,571	46,892,636
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,747,556	22,211,433
Total Domestic Equity Investment Companies (cost $242,526,459)		295,326,617
Domestic Fixed Income Investment Companies — 19.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,021,344	40,012,371
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,597,001	46,015,981
Total Domestic Fixed Income Investment Companies (cost $92,008,874)		86,028,352
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 13.9%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $61,709,099)	5,403,301	$ 61,705,700
TOTAL INVESTMENTS (cost $396,244,432)(2)	100.0%	443,060,669
Other assets less liabilities	(0.0)	(178,378)
NET ASSETS	100.0%	$442,882,291
#	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$443,060,669	$—	$—	$443,060,669
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	71.8%
International Equity Investment Companies	18.7
Domestic Fixed Income Investment Companies	9.5
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 100.0%#(1)
Domestic Equity Investment Companies — 71.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	20,151,192	$ 657,331,893
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	8,883,045	123,474,322
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,659,393	59,220,888
Total Domestic Equity Investment Companies (cost $691,232,511)		840,027,103
International Equity Investment Companies — 18.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $219,285,553)	19,185,692	219,100,599
Domestic Fixed Income Investment Companies — 9.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,106,058	50,805,278
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,047,481	60,535,281
Total Domestic Fixed Income Investment Companies (cost $119,544,177)		111,340,559
TOTAL INVESTMENTS (cost $1,030,062,241)(2)	100.0%	1,170,468,261
Other assets less liabilities	(0.0)	(413,300)
NET ASSETS	100.0%	$1,170,054,961
#	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,170,468,261	$—	$—	$1,170,468,261
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Banks	9.5%
Pharmaceuticals	9.0
Food	4.7
Insurance	4.5
Oil & Gas	4.0
Telecommunications	3.4
Auto Manufacturers	3.3
Chemicals	2.9
Semiconductors	2.8
Commercial Services	2.8
Electric	2.7
Mining	2.6
Unaffiliated Investment Companies	2.5
Repurchase Agreements	2.3
Apparel	2.2
Beverages	2.1
Machinery-Diversified	2.1
Healthcare-Products	2.1
Cosmetics/Personal Care	2.0
Transportation	1.7
Building Materials	1.7
Retail	1.5
Diversified Financial Services	1.5
Electronics	1.5
Distribution/Wholesale	1.4
Aerospace/Defense	1.3
Software	1.2
Computers	1.2
Internet	1.1
REITS	1.0
Engineering & Construction	1.0
Electrical Components & Equipment	1.0
Agriculture	1.0
Biotechnology	0.9
Healthcare-Services	0.9
Real Estate	0.8
Machinery-Construction & Mining	0.8
Home Furnishings	0.8
Entertainment	0.8
Auto Parts & Equipment	0.8
Miscellaneous Manufacturing	0.7
Investment Companies	0.5
Household Products/Wares	0.5
Private Equity	0.5
Toys/Games/Hobbies	0.4
Forest Products & Paper	0.4
Short-Term Investments	0.4
Media	0.4
Food Service	0.4
Gas	0.4
Miscellaneous Manufactur	0.4
Iron/Steel	0.3
Home Builders	0.3
Office/Business Equipment	0.3
Hand/Machine Tools	0.3
Lodging	0.3
Water	0.3
Advertising	0.3
Metal Fabricate/Hardware	0.3
Holding Companies-Diversified	0.2
Energy-Alternate Sources	0.2
Leisure Time	0.1
Pipelines	0.1
99.4%
Country Allocation*
Japan	21.1%
United Kingdom	13.9
Switzerland	9.9
France	9.9
Australia	7.4
Germany	7.0
Netherlands	5.4
United States	5.2
Sweden	3.2
Denmark	2.7
Spain	2.2
Hong Kong	2.2
Italy	1.5
Singapore	1.2
Finland	1.1
Jersey	0.8
Norway	0.8
Belgium	0.8
Israel	0.7
Cayman Islands	0.7
Ireland	0.6
Luxembourg	0.2
New Zealand	0.2
Portugal	0.2
Austria	0.2
Bermuda	0.1
SupraNational	0.1
Isle of Man	0.1
99.4%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.2%
Australia — 7.4%
Ampol, Ltd.	10,687	$ 252,703
APA Group	52,914	431,885
Aristocrat Leisure, Ltd.	27,027	670,405
ASX, Ltd.	8,682	538,124
Aurizon Holdings, Ltd.	82,548	232,593
Australia & New Zealand Banking Group, Ltd.	125,733	2,020,911
BHP Group, Ltd.	227,025	6,244,089
BlueScope Steel, Ltd.	21,984	255,857
Brambles, Ltd.	64,339	516,668
Cochlear, Ltd.	2,950	442,506
Coles Group, Ltd.	59,922	787,672
Commonwealth Bank of Australia	76,525	5,412,802
Computershare, Ltd.	24,367	427,776
CSL, Ltd.	21,603	4,387,262
Dexus	48,235	321,809
Domino's Pizza Enterprises, Ltd.	2,720	138,051
Endeavour Group, Ltd.	60,239	334,366
Evolution Mining, Ltd.	82,151	153,115
Fortescue Metals Group, Ltd.	75,944	976,269
Goodman Group	75,404	1,095,652
GPT Group	85,864	273,271
IDP Education, Ltd.	9,357	187,864
Insurance Australia Group, Ltd.†	110,550	345,417
Lendlease Corp., Ltd.	30,927	222,993
Lottery Corp., Ltd.†	99,782	317,765
Macquarie Group, Ltd.	16,345	2,072,055
Medibank Private, Ltd.	123,506	294,924
Mineral Resources, Ltd.	7,622	287,187
Mirvac Group	176,851	266,298
National Australia Bank, Ltd.	145,022	3,107,028
Newcrest Mining, Ltd.	39,925	543,239
Northern Star Resources, Ltd.	52,251	290,120
Orica, Ltd.	18,334	215,675
Origin Energy, Ltd.	78,983	327,707
Qantas Airways, Ltd.†	41,508	133,099
QBE Insurance Group, Ltd.	66,373	537,305
Ramsay Health Care, Ltd.	8,212	402,469
REA Group, Ltd.	2,373	208,551
Reece, Ltd.	10,139	108,631
Rio Tinto, Ltd.	16,648	1,140,987
Santos, Ltd.	144,296	742,868
Scentre Group	232,768	473,575
SEEK, Ltd.	15,086	243,238
Sonic Healthcare, Ltd.	20,438	490,308
South32, Ltd.	208,531	556,822
Stockland†	107,055	288,420
Suncorp Group, Ltd.	56,623	443,446
Telstra Corp., Ltd.	184,403	502,259
Transurban Group	137,707	1,399,843
Treasury Wine Estates, Ltd.	32,372	277,926
Vicinity Centres	173,529	252,011
Washington H. Soul Pattinson & Co., Ltd.	9,725	175,077
Wesfarmers, Ltd.	50,862	1,659,132
Westpac Banking Corp.	157,012	2,363,862
WiseTech Global, Ltd.	6,586	233,646
Woodside Energy Group, Ltd. (ASX)	84,508	1,901,195
Woolworths Group, Ltd.	54,352	1,427,206
		50,353,934
Security Description	Shares or Principal Amount	Value

Austria — 0.2%
Erste Group Bank AG	15,413	$ 390,288
OMV AG	6,605	280,266
Verbund AG	3,054	335,450
voestalpine AG	5,212	116,904
		1,122,908
Belgium — 0.8%
Ageas SA/NV	7,282	317,420
Anheuser-Busch InBev SA NV	38,953	2,086,651
D'Ieteren Group SA	1,116	182,635
Elia Group SA	1,481	224,949
Groupe Bruxelles Lambert SA	4,558	402,975
KBC Group NV	11,217	588,420
Proximus SADP	6,833	94,662
Sofina SA	692	161,933
Solvay SA	3,324	291,707
UCB SA	5,670	443,524
Umicore SA	9,393	340,192
Warehouses De Pauw CVA	6,671	226,523
		5,361,591
Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	28,000	175,667
Hongkong Land Holdings, Ltd.	51,200	266,480
Jardine Matheson Holdings, Ltd.	9,600	507,757
		949,904
Cayman Islands — 0.7%
Budweiser Brewing Co. APAC, Ltd.*	77,300	215,062
Chow Tai Fook Jewellery Group, Ltd.	89,600	177,771
CK Asset Holdings, Ltd.	90,000	637,181
CK Hutchison Holdings, Ltd.	120,500	800,651
ESR Cayman, Ltd.*†	90,200	234,330
Futu Holdings, Ltd. ADR†	2,664	110,822
Grab Holdings, Ltd., Class A†	48,565	143,267
Sands China, Ltd.†	108,800	256,695
Sea, Ltd. ADR†	16,079	1,227,149
SITC International Holdings Co., Ltd.	60,000	204,472
WH Group, Ltd.*	374,000	283,513
Wharf Real Estate Investment Co., Ltd.	75,000	333,503
Xinyi Glass Holdings, Ltd.	81,000	160,109
		4,784,525
Denmark — 2.7%
AP Moller - Maersk A/S, Series A	141	376,757
AP Moller - Maersk A/S, Series B	240	655,067
Carlsberg A/S, Class B	4,503	583,165
Chr. Hansen Holding A/S	4,730	309,354
Coloplast A/S, Class B	5,328	622,308
Danske Bank A/S	30,932	431,729
Demant A/S†	4,308	164,239
DSV A/S	8,610	1,447,215
Genmab A/S†	2,948	1,049,689
GN Store Nord A/S	5,887	204,946
Novo Nordisk A/S, Class B	75,518	8,881,514
Novozymes A/S, Class B	9,213	588,102
Orsted A/S*	8,484	986,826
Pandora A/S	4,260	315,032
ROCKWOOL International A/S, Class B	399	98,737
Tryg A/S	16,147	367,528
Vestas Wind Systems A/S	45,289	1,184,867
		18,267,075

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland — 1.1%
Elisa Oyj	6,379	$ 352,653
Fortum Oyj	19,909	222,037
Kesko Oyj, Class B	12,249	303,183
Kone Oyj, Class B	15,243	695,336
Neste Oyj	18,973	974,136
Nokia Oyj†	242,682	1,270,484
Nordea Bank Abp	148,397	1,462,457
Orion Oyj, Class B	4,765	227,278
Sampo Oyj, Class A	22,366	965,292
Stora Enso Oyj, Class R	24,716	381,680
UPM-Kymmene Oyj	23,936	757,617
Wartsila Oyj Abp	21,261	186,453
		7,798,606
France — 9.9%
Accor SA†	7,631	198,055
Aeroports de Paris†	1,333	183,989
Air Liquide SA	23,448	3,231,635
Alstom SA	14,230	339,056
Amundi SA*	2,729	147,957
Arkema SA	2,665	253,443
AXA SA	86,878	2,005,625
BioMerieux	1,861	201,739
BNP Paribas SA	49,819	2,361,432
Bollore SE	39,698	200,179
Bouygues SA	10,292	310,831
Bureau Veritas SA	13,186	363,722
Capgemini SE	7,345	1,401,654
Carrefour SA	27,837	474,812
Cie de Saint-Gobain	22,325	1,041,412
Cie Generale des Etablissements Michelin SCA	30,424	850,602
Covivio	2,121	134,601
Credit Agricole SA	55,853	513,746
Danone SA	29,298	1,615,407
Dassault Aviation SA	1,122	160,448
Dassault Systemes SE	29,911	1,282,334
Edenred	11,187	574,998
Eiffage SA	3,733	350,298
Electricite de France SA	25,138	305,233
Engie SA	81,910	1,014,448
EssilorLuxottica SA	12,896	2,023,219
Eurazeo SE	1,954	139,515
Gecina SA	2,062	212,192
Getlink SE	19,732	394,645
Hermes International	1,420	1,944,114
Ipsen SA	1,694	171,316
Kering SA	3,355	1,924,994
Klepierre SA	9,648	215,301
La Francaise des Jeux SAEM*	4,711	168,097
Legrand SA	11,994	985,010
L'Oreal SA	10,805	4,081,263
LVMH Moet Hennessy Louis Vuitton SE	12,450	8,660,305
Orange SA	89,470	915,092
Pernod Ricard SA	9,395	1,849,033
Publicis Groupe SA	10,230	546,689
Remy Cointreau SA	1,032	204,493
Renault SA†	8,620	254,331
Safran SA	15,328	1,688,984
Sanofi	50,999	5,074,542
Sartorius Stedim Biotech	1,240	497,536
Security Description	Shares or Principal Amount	Value

France (continued)
Schneider Electric SE	24,243	$ 3,362,584
SEB SA	1,117	94,172
Societe Generale SA	35,665	799,784
Sodexo SA	3,968	322,213
Teleperformance	2,634	881,600
Thales SA	4,785	594,887
TotalEnergies SE	111,186	5,671,662
Ubisoft Entertainment SA†	4,210	179,032
Valeo	9,247	198,421
Veolia Environnement SA	29,811	747,684
Vinci SA	23,930	2,296,554
Vivendi SE	32,314	306,668
Wendel SE	1,204	110,646
Worldline SA*†	10,691	473,291
		67,507,525
Germany — 7.0%
adidas AG	7,753	1,330,562
Allianz SE	18,318	3,321,976
BASF SE	41,190	1,827,799
Bayer AG	44,058	2,567,560
Bayerische Motoren Werke AG	14,848	1,207,193
Bayerische Motoren Werke AG (Preference Shares)	2,590	195,693
Bechtle AG	3,679	169,152
Beiersdorf AG	4,520	464,715
Brenntag SE	6,926	484,265
Carl Zeiss Meditec AG	1,805	262,391
Commerzbank AG†	47,739	325,844
Continental AG	4,933	348,910
Covestro AG*	8,664	294,333
Daimler Truck Holding AG†	20,298	551,790
Delivery Hero SE*†	7,316	350,853
Deutsche Bank AG	92,687	807,542
Deutsche Boerse AG	8,521	1,485,303
Deutsche Lufthansa AG†	26,847	164,581
Deutsche Post AG	44,454	1,769,166
Deutsche Telekom AG	145,355	2,749,719
E.ON SE	100,685	902,470
Evonik Industries AG	9,404	200,255
Fresenius Medical Care AG & Co. KGaA	9,198	339,878
Fresenius SE & Co. KGaA	18,785	479,773
GEA Group AG	6,880	255,736
Hannover Rueck SE	2,704	382,006
HeidelbergCement AG	6,495	328,590
HelloFresh SE†	7,403	203,068
Henkel AG & Co. KGaA	4,660	292,726
Henkel AG & Co. KGaA (Preference Shares)	7,990	509,079
Infineon Technologies AG	58,565	1,590,611
KION Group AG	3,236	146,715
Knorr-Bremse AG	3,258	193,660
LEG Immobilien SE	3,265	295,721
Mercedes-Benz Group AG	35,984	2,105,339
Merck KGaA	5,796	1,100,858
MTU Aero Engines AG	2,396	460,930
Muenchener Rueckversicherungs-Gesellschaft AG	6,283	1,420,806
Nemetschek SE	2,594	172,334
Porsche Automobil Holding SE (Preference Shares)	6,867	494,233
Puma SE	4,735	317,901

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Rational AG	229	$ 159,274
Rheinmetall AG	1,953	357,537
RWE AG	28,809	1,188,055
SAP SE	46,830	4,340,553
Sartorius AG (Preference Shares)	1,091	485,554
Scout24 SE*	3,597	204,881
Siemens AG	34,307	3,809,148
Siemens Energy AG	19,552	323,762
Siemens Healthineers AG*	12,647	647,112
Symrise AG	5,955	691,347
Telefonica Deutschland Holding AG	46,760	124,211
Uniper SE	4,110	27,326
United Internet AG	4,356	114,425
Volkswagen AG	1,323	259,950
Volkswagen AG (Preference Shares)	8,323	1,168,644
Vonovia SE	31,345	1,040,459
Zalando SE*†	9,988	278,972
		48,093,246
Hong Kong — 2.2%
AIA Group, Ltd.	542,600	5,476,357
BOC Hong Kong Holdings, Ltd.	166,000	600,743
CLP Holdings, Ltd.	73,500	623,053
Galaxy Entertainment Group, Ltd.	98,000	584,034
Hang Lung Properties, Ltd.	91,000	165,724
Hang Seng Bank, Ltd.	34,300	553,412
Henderson Land Development Co., Ltd.	65,349	227,662
Hong Kong & China Gas Co., Ltd.	501,967	530,153
Hong Kong Exchanges & Clearing, Ltd.	54,000	2,480,197
Link REIT	94,600	792,957
MTR Corp., Ltd.	69,500	367,453
New World Development Co., Ltd.	67,500	225,817
Power Assets Holdings, Ltd.	62,000	405,732
Sino Land Co., Ltd.	154,000	229,222
Sun Hung Kai Properties, Ltd.	65,000	778,318
Swire Pacific, Ltd., Class A	22,500	128,381
Swire Properties, Ltd.	52,400	124,958
Techtronic Industries Co., Ltd.	61,500	686,287
		14,980,460
Ireland — 0.6%
CRH PLC	34,354	1,316,133
DCC PLC	4,423	288,885
Flutter Entertainment PLC†	7,483	750,205
James Hardie Industries PLC CDI	19,972	493,940
Kerry Group PLC, Class A	7,138	754,773
Kingspan Group PLC	6,914	448,644
Smurfit Kappa Group PLC	11,036	400,715
		4,453,295
Isle of Man — 0.1%
Entain PLC†	26,309	386,830
Israel — 0.7%
Azrieli Group, Ltd.	1,906	153,311
Bank Hapoalim BM	56,939	534,095
Bank Leumi Le-Israel BM	65,157	636,994
Check Point Software Technologies, Ltd.†	4,630	576,898
CyberArk Software, Ltd.†	1,783	232,022
Elbit Systems, Ltd.	1,192	274,571
Security Description	Shares or Principal Amount	Value

Israel (continued)
ICL Group, Ltd.	31,748	$ 288,976
Israel Discount Bank, Ltd., Class A	55,475	316,583
Kornit Digital, Ltd.†	2,206	60,025
Mizrahi Tefahot Bank, Ltd.	6,902	257,315
NICE, Ltd.†	2,831	592,020
Teva Pharmaceutical Industries, Ltd. ADR†	49,480	464,122
Tower Semiconductor, Ltd.†	4,892	231,574
Wix.com, Ltd.†	2,557	151,707
ZIM Integrated Shipping Services, Ltd.	3,761	187,373
		4,957,586
Italy — 1.5%
Amplifon SpA	5,593	185,137
Assicurazioni Generali SpA	49,633	744,115
Atlantia SpA	22,220	512,951
DiaSorin SpA	1,131	157,658
Enel SpA	364,749	1,843,062
Eni SpA	113,188	1,361,313
FinecoBank Banca Fineco SpA	27,352	341,579
Infrastrutture Wireless Italiane SpA*	15,095	158,471
Intesa Sanpaolo SpA	740,673	1,321,849
Mediobanca Banca di Credito Finanziario SpA	27,145	232,773
Moncler SpA	9,201	461,781
Nexi SpA*†	23,503	214,445
Poste Italiane SpA*	23,430	197,208
Prysmian SpA	11,424	363,915
Recordati Industria Chimica e Farmaceutica SpA	4,696	208,511
Snam SpA	90,432	454,222
Telecom Italia SpA†	447,529	99,634
Terna - Rete Elettrica Nazionale SpA	63,098	483,840
UniCredit SpA	94,841	939,125
		10,281,589
Japan — 21.1%
Advantest Corp.	8,500	503,198
Aeon Co., Ltd.	29,300	591,451
AGC, Inc.	8,700	317,113
Aisin Corp.	6,600	196,175
Ajinomoto Co., Inc.	20,900	549,841
ANA Holdings, Inc.†	7,200	134,272
Asahi Group Holdings, Ltd.	20,500	711,079
Asahi Intecc Co., Ltd.	9,700	179,326
Asahi Kasei Corp.	56,300	452,868
Astellas Pharma, Inc.	83,500	1,309,461
Azbil Corp.	5,200	156,415
Bandai Namco Holdings, Inc.	9,000	703,290
Bridgestone Corp.	25,600	1,002,695
Brother Industries, Ltd.	10,600	198,370
Canon, Inc.	44,900	1,062,378
Capcom Co., Ltd.	7,900	219,274
Central Japan Railway Co.	6,500	762,540
Chiba Bank, Ltd.	23,800	131,326
Chubu Electric Power Co., Inc.	28,900	308,190
Chugai Pharmaceutical Co., Ltd.	30,100	847,292
Concordia Financial Group, Ltd.	48,800	165,097
CyberAgent, Inc.	19,300	192,798
Dai Nippon Printing Co., Ltd.	10,000	221,007
Daifuku Co., Ltd.	4,550	291,197
Dai-ichi Life Holdings, Inc.	45,100	781,501
Daiichi Sankyo Co., Ltd.	78,600	2,081,834

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daikin Industries, Ltd.	11,200	$ 1,969,942
Daito Trust Construction Co., Ltd.	2,800	265,396
Daiwa House Industry Co., Ltd.	26,900	668,385
Daiwa House REIT Investment Corp.	99	238,432
Daiwa Securities Group, Inc.	61,000	281,359
Denso Corp.	19,400	1,062,671
Dentsu Group, Inc.	9,700	339,255
Disco Corp.	1,300	316,038
East Japan Railway Co.	13,600	711,139
Eisai Co., Ltd.	11,300	517,670
ENEOS Holdings, Inc.	137,650	531,540
FANUC Corp.	8,600	1,485,842
Fast Retailing Co., Ltd.	2,600	1,577,085
Fuji Electric Co., Ltd.	5,700	257,646
FUJIFILM Holdings Corp.	16,200	925,265
Fujitsu, Ltd.	8,800	1,231,886
GLP J-REIT	191	251,142
GMO Payment Gateway, Inc.	1,900	157,675
Hakuhodo DY Holdings, Inc.	10,500	108,069
Hamamatsu Photonics KK	6,300	286,067
Hankyu Hanshin Holdings, Inc.	10,300	298,539
Hikari Tsushin, Inc.	900	99,155
Hirose Electric Co., Ltd.	1,335	191,971
Hitachi Construction Machinery Co., Ltd.	4,800	105,454
Hitachi Metals, Ltd.†	9,600	147,505
Hitachi, Ltd.	43,400	2,202,280
Honda Motor Co., Ltd.	73,100	1,872,100
Hoshizaki Corp.	4,800	143,567
Hoya Corp.	16,600	1,667,405
Hulic Co., Ltd.	17,200	138,001
Ibiden Co., Ltd.	5,100	150,063
Idemitsu Kosan Co., Ltd.	9,396	243,807
Iida Group Holdings Co., Ltd.	6,600	107,994
Inpex Corp.	46,600	533,730
Isuzu Motors, Ltd.	26,100	286,829
Ito En, Ltd.	2,349	110,668
ITOCHU Corp.	53,300	1,555,723
Itochu Techno-Solutions Corp.	4,300	115,294
Japan Airlines Co., Ltd.†	6,500	113,471
Japan Exchange Group, Inc.	22,500	358,038
Japan Metropolitan Fund Investment Corp.	313	254,804
Japan Post Bank Co., Ltd.	18,500	147,719
Japan Post Holdings Co., Ltd.	109,800	788,892
Japan Post Insurance Co., Ltd.	9,000	145,177
Japan Real Estate Investment Corp.	56	270,038
Japan Tobacco, Inc.	53,800	964,661
JFE Holdings, Inc.	22,000	246,159
JSR Corp.	8,100	224,523
Kajima Corp.	19,000	216,999
Kakaku.com, Inc.	6,000	117,278
Kansai Electric Power Co., Inc.	31,600	320,382
Kao Corp.	21,300	928,657
KDDI Corp.	72,300	2,330,192
Keio Corp.	4,600	176,143
Keisei Electric Railway Co., Ltd.	6,200	169,760
Keyence Corp.	8,700	3,452,555
Kikkoman Corp.	6,500	385,329
Kintetsu Group Holdings Co., Ltd.	7,700	254,251
Kirin Holdings Co., Ltd.	36,900	605,530
Security Description	Shares or Principal Amount	Value

Japan (continued)
Kobayashi Pharmaceutical Co., Ltd.	2,400	$ 160,034
Kobe Bussan Co., Ltd.	6,724	191,864
Koei Tecmo Holdings Co., Ltd.	2,610	91,108
Koito Manufacturing Co., Ltd.	4,700	154,666
Komatsu, Ltd.	41,500	948,218
Konami Holdings Corp.	4,200	248,074
Kose Corp.	1,500	133,804
Kubota Corp.	45,800	759,959
Kurita Water Industries, Ltd.	4,700	190,558
Kyocera Corp.	14,400	800,768
Kyowa Kirin Co., Ltd.	12,100	285,433
Lasertec Corp.†	3,365	491,753
LIXIL Corp.	13,300	275,337
M3, Inc.	19,800	693,143
Makita Corp.	10,000	244,061
Marubeni Corp.	70,200	653,949
Mazda Motor Corp.	25,500	214,993
McDonald's Holdings Co. Japan, Ltd.	3,900	146,306
MEIJI Holdings Co., Ltd.	5,100	266,053
Minebea Mitsumi, Inc.	16,300	293,667
MISUMI Group, Inc.	12,800	319,588
Mitsubishi Chemical Group Corp.	57,400	322,506
Mitsubishi Corp.	56,600	1,685,322
Mitsubishi Electric Corp.	86,700	919,878
Mitsubishi Estate Co., Ltd.	53,000	789,225
Mitsubishi HC Capital, Inc.	29,600	143,200
Mitsubishi Heavy Industries, Ltd.	14,400	535,553
Mitsubishi UFJ Financial Group, Inc.	536,100	3,021,793
Mitsui & Co., Ltd.	62,600	1,375,444
Mitsui Chemicals, Inc.	8,300	174,953
Mitsui Fudosan Co., Ltd.	40,900	915,121
Mitsui OSK Lines, Ltd.	15,400	422,800
Mizuho Financial Group, Inc.	108,180	1,287,000
MonotaRO Co., Ltd.	11,200	200,441
MS&AD Insurance Group Holdings, Inc.	20,000	647,138
Murata Manufacturing Co., Ltd.	25,800	1,510,090
NEC Corp.	11,000	406,475
Nexon Co., Ltd.	22,200	504,533
NGK Insulators, Ltd.	10,700	156,629
Nidec Corp.	20,100	1,398,357
Nihon M&A Center Holdings, Inc.	13,568	181,245
Nintendo Co., Ltd.	4,900	2,203,246
Nippon Building Fund, Inc.	69	365,882
Nippon Express Holdings, Inc.	3,500	208,569
Nippon Paint Holdings Co., Ltd.	37,200	283,523
Nippon Prologis REIT, Inc.	96	249,494
Nippon Sanso Holdings Corp.	7,800	131,518
Nippon Shinyaku Co., Ltd.	2,200	136,115
Nippon Steel Corp.	36,200	538,158
Nippon Telegraph & Telephone Corp.	53,600	1,531,383
Nippon Yusen KK	7,200	566,165
Nissan Chemical Corp.	5,800	296,832
Nissan Motor Co., Ltd.	104,100	395,520
Nisshin Seifun Group, Inc.	8,900	109,377
Nissin Foods Holdings Co., Ltd.	2,800	202,642
Nitori Holdings Co., Ltd.	3,600	379,983
Nitto Denko Corp.	6,400	412,076
Nomura Holdings, Inc.	130,500	499,233
Nomura Real Estate Holdings, Inc.	5,300	128,674
Nomura Real Estate Master Fund, Inc.	190	237,881
Nomura Research Institute, Ltd.	15,100	454,793

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
NTT Data Corp.	28,300	$ 428,442
Obayashi Corp.	29,100	214,022
OBIC Co., Ltd.	3,100	494,586
Odakyu Electric Railway Co., Ltd.	13,200	189,198
Oji Holdings Corp.	36,400	151,898
Olympus Corp.	55,400	1,174,096
Omron Corp.	8,300	464,616
Ono Pharmaceutical Co., Ltd.	16,600	465,958
Open House Group Co., Ltd.	3,700	160,841
Oracle Corp. Japan	1,700	105,944
Oriental Land Co., Ltd.	9,000	1,360,664
ORIX Corp.	53,600	950,446
Osaka Gas Co., Ltd.	16,800	301,879
Otsuka Corp.	5,100	159,281
Otsuka Holdings Co., Ltd.	17,500	625,017
Pan Pacific International Holdings Corp.	17,100	266,370
Panasonic Holdings Corp.	99,000	818,381
Persol Holdings Co., Ltd.	7,981	165,566
Rakuten Group, Inc.	39,000	193,076
Recruit Holdings Co., Ltd.	64,600	2,426,321
Renesas Electronics Corp.†	52,279	503,662
Resona Holdings, Inc.	96,900	375,268
Ricoh Co., Ltd.	25,700	206,557
Rohm Co., Ltd.	3,900	289,518
SBI Holdings, Inc.	11,000	223,022
SCSK Corp.	7,006	123,365
Secom Co., Ltd.	9,400	629,491
Seiko Epson Corp.	12,500	187,321
Sekisui Chemical Co., Ltd.	16,900	237,608
Sekisui House, Ltd.	27,600	489,981
Seven & i Holdings Co., Ltd.	33,800	1,380,804
SG Holdings Co., Ltd.	12,900	245,959
Sharp Corp.	11,000	88,688
Shimadzu Corp.	10,600	375,511
Shimano, Inc.	3,300	557,600
Shimizu Corp.	24,800	140,806
Shin-Etsu Chemical Co., Ltd.	16,800	2,154,504
Shionogi & Co., Ltd.	11,900	610,080
Shiseido Co., Ltd.	17,900	736,876
Shizuoka Bank, Ltd.	20,000	120,664
SMC Corp.	2,600	1,286,742
SoftBank Corp.	128,800	1,489,971
SoftBank Group Corp.	54,100	2,301,286
Sompo Holdings, Inc.	14,000	623,371
Sony Group Corp.	56,600	4,844,952
Square Enix Holdings Co., Ltd.	3,800	176,182
Subaru Corp.	27,600	483,052
SUMCO Corp.	15,739	220,103
Sumitomo Chemical Co., Ltd.	66,800	262,968
Sumitomo Corp.	50,500	708,970
Sumitomo Electric Industries, Ltd.	32,000	356,493
Sumitomo Metal Mining Co., Ltd.	11,100	353,308
Sumitomo Mitsui Financial Group, Inc.	58,600	1,836,533
Sumitomo Mitsui Trust Holdings, Inc.	15,100	494,978
Sumitomo Realty & Development Co., Ltd.	13,900	384,051
Suntory Beverage & Food, Ltd.	6,200	244,783
Suzuki Motor Corp.	16,500	539,218
Sysmex Corp.	7,500	526,747
T&D Holdings, Inc.	23,800	266,807
Security Description	Shares or Principal Amount	Value

Japan (continued)
Taisei Corp.	8,600	$ 274,377
Takeda Pharmaceutical Co., Ltd.	67,400	1,983,181
TDK Corp.	17,400	548,511
Terumo Corp.	29,000	991,743
TIS, Inc.	10,115	285,458
Tobu Railway Co., Ltd.	8,500	201,619
Toho Co., Ltd.	5,000	198,549
Tokio Marine Holdings, Inc.	28,100	1,639,537
Tokyo Electric Power Co. Holdings, Inc.†	68,500	269,586
Tokyo Electron, Ltd.	6,700	2,322,958
Tokyo Gas Co., Ltd.	17,800	349,432
Tokyu Corp.	23,800	291,580
Toppan, Inc.	11,800	200,754
Toray Industries, Inc.	62,200	342,235
Toshiba Corp.	17,500	709,907
Tosoh Corp.	11,700	152,011
TOTO, Ltd.	6,300	214,560
Toyota Industries Corp.	6,600	399,978
Toyota Motor Corp.	475,600	7,698,576
Toyota Tsusho Corp.	9,500	324,854
Trend Micro, Inc.	6,000	348,457
Unicharm Corp.	18,100	658,111
USS Co., Ltd.	9,800	192,238
Welcia Holdings Co., Ltd.	4,200	93,870
West Japan Railway Co.	9,800	359,838
Yakult Honsha Co., Ltd.	5,800	353,345
Yamaha Corp.	6,300	268,767
Yamaha Motor Co., Ltd.	13,300	256,670
Yamato Holdings Co., Ltd.	13,100	229,924
Yaskawa Electric Corp.	10,800	378,055
Yokogawa Electric Corp.	10,200	179,528
Z Holdings Corp.	119,200	423,368
ZOZO, Inc.	5,600	121,161
		144,642,378
Jersey — 0.8%
Experian PLC	41,354	1,448,948
Ferguson PLC	9,808	1,235,097
Glencore PLC	443,470	2,506,231
WPP PLC	51,224	552,637
		5,742,913
Luxembourg — 0.2%
ArcelorMittal SA	27,337	671,677
Aroundtown SA	44,871	143,743
Eurofins Scientific SE	6,035	470,278
Tenaris SA	21,177	296,908
		1,582,606
Netherlands — 5.4%
ABN AMRO Bank NV CVA*	18,970	194,159
Adyen NV*†	972	1,753,309
Aegon NV	80,291	352,736
AerCap Holdings NV†	6,040	270,954
Airbus SE	26,440	2,859,163
Akzo Nobel NV	8,144	549,244
Argenx SE †	2,170	792,290
ASM International NV	2,100	646,785
ASML Holding NV	18,229	10,466,376
CNH Industrial NV	45,891	590,233
Davide Campari-Milano NV	23,442	260,635
Euronext NV*	3,841	312,645

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
EXOR NV	4,864	$ 342,829
Ferrari NV	5,653	1,198,691
Heineken Holding NV	4,521	357,202
Heineken NV	11,624	1,145,101
IMCD NV	2,555	409,040
ING Groep NV	175,082	1,701,519
JDE Peet's NV	4,500	130,480
Just Eat Takeaway.com NV *†	8,194	151,177
Koninklijke Ahold Delhaize NV	46,897	1,292,112
Koninklijke DSM NV	7,838	1,256,059
Koninklijke KPN NV	148,141	487,797
Koninklijke Philips NV	39,639	822,316
NN Group NV	12,830	601,460
OCI NV	4,725	164,174
Prosus NV	37,198	2,443,293
QIAGEN NV†	10,352	517,164
Randstad NV	5,362	271,475
Stellantis NV	98,341	1,412,765
STMicroelectronics NV	30,650	1,166,148
Universal Music Group NV	32,529	738,878
Wolters Kluwer NV	11,773	1,279,213
		36,937,422
New Zealand — 0.2%
Auckland International Airport, Ltd.†	56,137	263,884
Fisher & Paykel Healthcare Corp., Ltd.	25,882	346,253
Mercury NZ, Ltd.	30,593	117,081
Meridian Energy, Ltd.	57,741	181,054
Spark New Zealand, Ltd.	83,860	269,815
Xero, Ltd.†	6,036	395,915
		1,574,002
Norway — 0.8%
Adevinta ASA†	13,039	98,456
Aker BP ASA	5,650	195,412
Aker BP ASA SDR†	8,535	294,858
DNB Bank ASA	41,717	819,556
Equinor ASA	43,828	1,685,619
Gjensidige Forsikring ASA	8,982	187,378
Kongsberg Gruppen ASA	4,010	147,472
Mowi ASA	18,552	426,892
Norsk Hydro ASA	60,311	407,390
Orkla ASA	33,683	290,331
Salmar ASA	2,641	188,625
Telenor ASA	31,380	380,010
Yara International ASA	7,421	316,053
		5,438,052
Portugal — 0.2%
EDP - Energias de Portugal SA	124,432	627,924
Galp Energia SGPS SA	22,480	237,470
Jeronimo Martins SGPS SA	12,694	293,925
		1,159,319
Singapore — 1.2%
Ascendas Real Estate Investment Trust	150,479	324,022
CapitaLand Integrated Commercial Trust†	237,079	374,229
Capitaland Investment, Ltd.	116,700	331,935
City Developments, Ltd.	18,300	102,869
DBS Group Holdings, Ltd.	81,200	1,854,663
Genting Singapore, Ltd.	271,600	158,662
Security Description	Shares or Principal Amount	Value

Singapore (continued)
Keppel Corp., Ltd.	65,300	$ 325,996
Mapletree Commercial Trust	101,800	140,205
Mapletree Logistics Trust	146,777	187,341
Oversea-Chinese Banking Corp., Ltd.	151,900	1,285,914
Singapore Airlines, Ltd.†	60,050	237,387
Singapore Exchange, Ltd.	38,400	275,585
Singapore Technologies Engineering, Ltd.	70,100	204,677
Singapore Telecommunications, Ltd.	370,300	701,051
United Overseas Bank, Ltd.	52,900	1,057,729
UOL Group, Ltd.	20,800	112,491
Venture Corp., Ltd.	12,400	158,215
Wilmar International, Ltd.	86,200	251,276
		8,084,247
Spain — 2.2%
Acciona SA	1,107	227,375
ACS Actividades de Construccion y Servicios SA	10,572	253,649
Aena SME SA*†	3,363	425,287
Amadeus IT Group SA†	20,203	1,178,832
Banco Bilbao Vizcaya Argentaria SA	299,029	1,360,789
Banco Santander SA†	777,660	1,948,436
CaixaBank SA	198,819	597,405
Cellnex Telecom SA*	24,372	1,090,892
EDP Renovaveis SA	12,923	335,102
Enagas SA	11,162	220,560
Endesa SA	14,244	260,638
Ferrovial SA	21,630	579,244
Grifols SA†	13,377	195,177
Iberdrola SA	259,830	2,768,250
Iberdrola SA (Interim Shares)†	7,218	76,939
Industria de Diseno Textil SA	48,919	1,188,219
Naturgy Energy Group SA	6,522	191,504
Red Electrica Corp. SA	18,199	357,605
Repsol SA	65,073	811,740
Siemens Gamesa Renewable Energy SA†	10,707	197,255
Telefonica SA	248,380	1,109,113
		15,374,011
SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	119,000	107,620
HKT Trust & HKT, Ltd.	170,000	238,250
Unibail-Rodamco-Westfield†	5,283	299,834
		645,704
Sweden — 3.2%
Alfa Laval AB	13,168	395,762
Assa Abloy AB, Class B	44,949	1,061,618
Atlas Copco AB, Class A	120,457	1,408,163
Atlas Copco AB, Class B†	70,002	726,433
Boliden AB	12,266	408,276
Electrolux AB, Class B	10,130	146,764
Embracer Group AB†	28,648	218,437
Epiroc AB, Class A	29,562	525,886
Epiroc AB, Class B	17,480	277,513
EQT AB	13,262	363,234
Essity AB, Class B	27,311	694,225
Evolution AB*	8,200	798,214
Fastighets AB Balder, Class B†	28,338	182,490
Getinge AB, Class B	10,254	231,566

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Hennes & Mauritz AB, Class B	32,736	$ 417,726
Hexagon AB, Class B	87,289	1,032,273
Holmen AB, Class B	4,207	173,218
Husqvarna AB, Class B	18,793	149,969
Industrivarden AB, Class A	5,833	152,984
Industrivarden AB, Class C	6,908	179,121
Indutrade AB	12,249	287,994
Investment AB Latour, Class B	6,650	165,526
Investor AB, Class A	22,355	458,995
Investor AB, Class B	81,711	1,531,479
Kinnevik AB, Class B†	10,865	197,046
L E Lundbergforetagen AB, Class B	3,414	161,807
Lifco AB	10,449	203,444
Nibe Industrier AB, Class B	67,964	684,760
Orron Energy AB	8,976	11,037
Sagax AB, Class B	8,536	219,526
Sandvik AB	47,816	880,416
Securitas AB, Class B	14,064	143,092
Sinch AB*†	25,011	63,482
Skandinaviska Enskilda Banken AB, Class A	72,988	794,357
Skanska AB, Class B	15,257	260,177
SKF AB, Class B	17,192	290,543
Svenska Cellulosa AB SCA, Class B	27,171	397,813
Svenska Handelsbanken AB, Class A	65,412	590,164
Swedbank AB, Class A	40,613	563,039
Swedish Match AB	70,857	742,286
Swedish Orphan Biovitrum AB†	7,575	166,418
Tele2 AB, Class B	25,456	290,991
Telefonaktiebolaget LM Ericsson, Class B	130,896	992,393
Telia Co. AB	119,212	440,275
Volvo AB, Class A	8,961	166,824
Volvo AB, Class B	67,694	1,213,482
Volvo Car AB, Class B†	26,724	199,394
		21,660,632
Switzerland — 9.9%
ABB, Ltd.	73,661	2,241,344
Adecco Group AG	7,236	255,608
Alcon, Inc.	22,410	1,762,221
Bachem Holding AG	1,390	93,770
Baloise Holding AG	2,054	327,015
Barry Callebaut AG	160	354,815
Chocoladefabriken Lindt & Spruengli AG	5	576,506
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	48	529,585
Cie Financiere Richemont SA	23,410	2,832,312
Clariant AG†	9,691	181,624
Coca-Cola HBC AG	9,025	221,616
Credit Suisse Group AG	118,876	693,824
EMS-Chemie Holding AG	315	250,338
Geberit AG	1,609	848,466
Givaudan SA	414	1,449,196
Holcim AG	24,860	1,165,282
Julius Baer Group, Ltd.	9,916	514,207
Kuehne & Nagel International AG	2,437	656,271
Logitech International SA	7,763	437,305
Lonza Group AG	3,340	2,035,534
Nestle SA	126,242	15,505,198
Novartis AG	98,257	8,444,748
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Partners Group Holding AG	1,018	$ 1,108,754
Roche Holding AG (BR)	1,196	487,533
Roche Holding AG (NES)	31,507	10,462,868
Schindler Holding AG	1,053	199,424
Schindler Holding AG (Participation Certificate)	1,826	356,675
SGS SA	286	698,419
Sika AG	6,524	1,614,575
Sonova Holding AG	2,408	868,456
Straumann Holding AG	4,998	676,881
Swatch Group AG (TRQX)	2,353	117,689
Swatch Group AG (XEGT)	1,299	347,458
Swiss Life Holding AG	1,414	751,050
Swiss Prime Site AG	3,441	313,076
Swiss Re AG	13,527	1,017,706
Swisscom AG	1,162	628,494
Temenos AG	2,849	226,280
UBS Group AG	157,737	2,583,396
VAT Group AG*	1,211	352,098
Vifor Pharma AG†	2,040	357,089
Zurich Insurance Group AG	6,748	2,945,581
		67,490,287
United Kingdom — 13.9%
3i Group PLC	43,646	676,785
Abrdn PLC	97,945	199,222
Admiral Group PLC	8,060	188,452
Anglo American PLC	57,005	2,059,067
Antofagasta PLC	17,685	250,487
Ashtead Group PLC	19,948	1,124,785
Associated British Foods PLC	15,977	326,754
AstraZeneca PLC	69,485	9,133,800
Auto Trader Group PLC*	42,385	326,938
AVEVA Group PLC	5,411	156,466
Aviva PLC	126,878	615,629
BAE Systems PLC	141,106	1,326,891
Barclays PLC	751,465	1,445,542
Barratt Developments PLC	45,857	280,768
Berkeley Group Holdings PLC	5,023	259,900
BP PLC	873,276	4,277,489
British American Tobacco PLC	97,634	3,837,242
British Land Co. PLC	39,487	237,308
BT Group PLC	311,613	615,103
Bunzl PLC	15,131	567,639
Burberry Group PLC	17,928	393,666
Coca-Cola Europacific Partners PLC	9,209	498,391
Compass Group PLC	80,017	1,878,072
Croda International PLC	6,257	571,460
Diageo PLC	103,838	4,935,468
GSK PLC	182,383	3,842,279
Haleon PLC†	227,979	810,132
Halma PLC	17,017	479,271
Hargreaves Lansdown PLC	15,978	165,838
Hikma Pharmaceuticals PLC	7,774	163,909
HSBC Holdings PLC	908,233	5,695,832
Imperial Brands PLC	40,491	890,618
Informa PLC†	67,052	486,970
InterContinental Hotels Group PLC	8,252	490,376
Intertek Group PLC	7,238	386,675
J Sainsbury PLC	78,385	211,374
JD Sports Fashion PLC	115,839	183,805
Johnson Matthey PLC	8,403	219,604
Kingfisher PLC	91,918	291,258

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Land Securities Group PLC	31,590	$ 282,723
Legal & General Group PLC	267,751	854,325
Lloyds Banking Group PLC	3,183,721	1,765,717
London Stock Exchange Group PLC	14,757	1,440,168
M&G PLC	116,595	304,288
Melrose Industries PLC	196,086	386,419
Mondi PLC	21,775	414,149
National Grid PLC	163,460	2,256,476
Natwest Group PLC	252,004	764,928
Next PLC	5,932	494,284
Ocado Group PLC†	21,885	224,686
Pearson PLC	30,563	281,942
Persimmon PLC	14,316	329,342
Phoenix Group Holdings PLC	33,619	264,799
Prudential PLC	123,166	1,518,474
Reckitt Benckiser Group PLC	32,057	2,602,407
RELX PLC	86,713	2,565,971
Rentokil Initial PLC	83,343	551,193
Rio Tinto PLC	50,380	3,032,311
Rolls-Royce Holdings PLC†	375,072	409,777
Sage Group PLC	45,650	393,339
Schroders PLC	5,583	202,506
Segro PLC	53,925	722,613
Severn Trent PLC	11,219	402,923
Shell PLC	341,211	9,117,073
Smith & Nephew PLC	39,444	505,028
Smiths Group PLC	17,361	327,642
Spirax-Sarco Engineering PLC	3,301	482,001
SSE PLC	47,800	1,028,405
St. James's Place PLC	24,247	364,062
Standard Chartered PLC	116,927	806,810
Taylor Wimpey PLC	163,634	254,026
Tesco PLC	342,295	1,096,665
Unilever PLC (LSE)	58,483	2,848,662
Unilever PLC (XAMS)	56,366	2,750,172
United Utilities Group PLC	30,580	406,534
Vodafone Group PLC	1,208,134	1,782,412
Whitbread PLC	9,059	287,840
		95,024,357
Total Common Stocks (cost $621,509,205)		644,655,004
UNAFFILIATED INVESTMENT COMPANIES — 2.5%
United States — 2.5%
iShares MSCI EAFE ETFFalse (cost $19,977,311)	261,700	17,198,924
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	40,286	29,204
RIGHTS — 0.0%
Australia — 0.0%
Australia & New Zealand Banking Group, Ltd. Expires 08/15/2022† (cost $0)	8,382	23,309
Total Long-Term Investment Securities (cost $641,486,516)		661,906,441
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.4%
United States Treasury Bills
0.36%, 12/29/2022(1) (cost $2,596,145)	$ 2,600,000	$ 2,570,872
REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 07/29/2022, to be repurchased 08/01/2022 in the amount of $ 15,985,596 and collateralized by $10,756,500 of United States Treasury Bonds, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $16,304,775 (cost $15,984,996)	15,984,996	15,984,996
TOTAL INVESTMENTS (cost $660,067,657)(2)	99.4%	680,462,309
Other assets less liabilities	0.6	4,203,680
NET ASSETS	100.0%	$684,665,989
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $10,323,552 representing 1.5% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NES—Non-voting Equity Securities
SDR—Swedish Depositary Receipt
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
225	Long	MSCI EAFE Index	September 2022	$20,867,306	$21,961,125	$1,093,819
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$ 1,481,238	$ 3,303,287	$—	$ 4,784,525
Israel	1,672,147	3,285,439	—	4,957,586
Netherlands	270,954	36,666,468	—	36,937,422
Spain	76,939	15,297,072	—	15,374,011
United Kingdom	1,308,523	93,715,834	—	95,024,357
Other Countries	—	487,577,103	—	487,577,103
Rights	23,309	—	—	23,309
Unaffiliated Investment Companies	17,198,924	—	—	17,198,924
Warrants	29,204	—	—	29,204
Short-Term Investments	—	2,570,872	—	2,570,872
Repurchase Agreements	—	15,984,996	—	15,984,996
Total Investments at Value	$22,061,238	$658,401,071	$—	$680,462,309
Other Financial Instruments:†
Futures Contracts	$ 1,093,819	$ —	$—	$ 1,093,819
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Healthcare-Products	10.0%
Software	9.7
Computers	5.1
Biotechnology	5.0
Semiconductors	4.6
Healthcare-Services	4.5
Commercial Services	4.4
Diversified Financial Services	3.8
Retail	3.4
Oil & Gas	3.3
Environmental Control	3.0
Distribution/Wholesale	2.9
Telecommunications	2.5
Food	2.4
Machinery-Diversified	2.3
Engineering & Construction	2.3
Leisure Time	2.1
Internet	2.1
Transportation	1.9
Pharmaceuticals	1.8
Insurance	1.8
REITS	1.7
Auto Parts & Equipment	1.6
Electronics	1.6
Metal Fabricate/Hardware	1.5
Electrical Components & Equipment	1.3
Entertainment	1.1
Chemicals	1.1
Apparel	0.8
Aerospace/Defense	0.8
Machinery-Construction & Mining	0.8
Energy-Alternate Sources	0.7
Banks	0.7
Home Furnishings	0.7
Lodging	0.6
Iron/Steel	0.6
Oil & Gas Services	0.6
Mining	0.2
95.3%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.3%
Aerospace/Defense — 0.8%
Mercury Systems, Inc.†	36,847	$ 2,174,342
Apparel — 0.8%
Kontoor Brands, Inc.	59,704	2,179,196
Auto Parts & Equipment — 1.6%
Fox Factory Holding Corp.†	26,073	2,468,070
Gentherm, Inc.†	30,115	1,944,225
		4,412,295
Banks — 0.7%
Silvergate Capital Corp., Class A†	20,638	1,925,319
Biotechnology — 5.0%
Abcam PLC†	145,873	2,171,864
ChemoCentryx, Inc.†	63,768	1,506,200
Guardant Health, Inc.†	20,746	1,040,827
Halozyme Therapeutics, Inc.†	87,708	4,288,921
Intellia Therapeutics, Inc.†	16,595	1,074,692
Iovance Biotherapeutics, Inc.†	70,512	821,465
Maravai LifeSciences Holdings, Inc., Class A†	54,246	1,415,278
Mirati Therapeutics, Inc.†	18,307	1,178,971
		13,498,218
Chemicals — 1.1%
Element Solutions, Inc.	151,499	2,993,620
Commercial Services — 4.4%
ASGN, Inc.†	20,940	2,172,735
Clarivate PLC†	83,376	1,208,118
GXO Logistics, Inc.†	40,626	1,950,048
Morningstar, Inc.	14,350	3,664,273
R1 RCM, Inc.†	97,794	2,444,850
Stride, Inc.†	5,927	264,818
		11,704,842
Computers — 5.1%
CACI International, Inc., Class A†	1,179	356,400
Endava PLC ADR†	19,761	2,015,622
ExlService Holdings, Inc.†	14,928	2,513,427
KBR, Inc.	47,420	2,524,167
KnowBe4, Inc., Class A†	129,962	1,857,157
Qualys, Inc.†	20,316	2,485,053
Rapid7, Inc.†	29,886	1,911,807
		13,663,633
Distribution/Wholesale — 2.9%
Pool Corp.	6,660	2,382,282
SiteOne Landscape Supply, Inc.†	13,962	1,945,326
WESCO International, Inc.†	27,855	3,560,983
		7,888,591
Diversified Financial Services — 3.8%
Flywire Corp.†	77,839	1,826,103
LPL Financial Holdings, Inc.	28,114	5,901,691
TMX Group, Ltd.	22,923	2,351,999
		10,079,793
Electrical Components & Equipment — 1.3%
Littelfuse, Inc.	12,155	3,389,665
Security Description	Shares or Principal Amount	Value

Electronics — 1.6%
Flex, Ltd.†	116,287	$ 1,953,622
Mesa Laboratories, Inc.	10,449	2,228,249
		4,181,871
Energy-Alternate Sources — 0.7%
Enviva, Inc.	28,651	1,994,969
Engineering & Construction — 2.3%
AECOM	53,078	3,821,616
Construction Partners, Inc., Class A†	94,318	2,242,882
		6,064,498
Entertainment — 1.1%
Marriott Vacations Worldwide Corp.	22,398	3,066,734
Environmental Control — 3.0%
Clean Harbors, Inc.†	37,734	3,682,461
Evoqua Water Technologies Corp.†	111,886	4,263,976
		7,946,437
Food — 2.4%
Grocery Outlet Holding Corp.†	44,015	1,880,321
Performance Food Group Co.†	60,643	3,014,563
Simply Good Foods Co.†	51,626	1,684,040
		6,578,924
Healthcare-Products — 10.0%
AtriCure, Inc.†	56,682	2,800,658
CareDx, Inc.†	93,153	2,216,110
CONMED Corp.	9,033	881,892
Globus Medical, Inc., Class A†	30,688	1,801,079
Inari Medical, Inc.†	40,653	3,153,860
Insulet Corp.†	9,146	2,266,379
iRhythm Technologies, Inc.†	20,237	3,129,247
Natera, Inc.†	56,956	2,676,932
Omnicell, Inc.†	18,499	2,037,110
Repligen Corp.†	18,029	3,846,667
Tandem Diabetes Care, Inc.†	30,259	2,003,448
		26,813,382
Healthcare-Services — 4.5%
Acadia Healthcare Co., Inc.†	32,865	2,724,837
Chemed Corp.	5,155	2,480,019
LHC Group, Inc.†	14,567	2,375,295
Syneos Health, Inc.†	58,563	4,634,676
		12,214,827
Home Furnishings — 0.7%
Sonos, Inc.†	82,685	1,828,165
Insurance — 1.8%
BRP Group, Inc., Class A†	92,899	2,561,225
Hanover Insurance Group, Inc.	16,595	2,264,720
		4,825,945
Internet — 2.1%
Overstock.com, Inc.†	57,982	1,681,478
Perficient, Inc.†	19,993	2,109,661
Shutterstock, Inc.	32,062	1,811,503
		5,602,642
Iron/Steel — 0.6%
Cleveland-Cliffs, Inc.†	97,821	1,732,410

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure Time — 2.1%
Harley-Davidson, Inc.	68,680	$ 2,596,791
Planet Fitness, Inc., Class A†	39,235	3,092,110
		5,688,901
Lodging — 0.6%
Wyndham Hotels & Resorts, Inc.	24,977	1,733,654
Machinery-Construction & Mining — 0.8%
BWX Technologies, Inc.	35,858	2,032,431
Machinery-Diversified — 2.3%
Chart Industries, Inc.†	15,191	2,963,612
Nordson Corp.	11,968	2,764,488
Ranpak Holdings Corp.†	90,805	464,014
		6,192,114
Metal Fabricate/Hardware — 1.5%
Valmont Industries, Inc.	15,253	4,140,884
Mining — 0.2%
MP Materials Corp.†	17,037	571,932
Oil & Gas — 3.3%
Chord Energy Corp.	15,900	2,039,016
Matador Resources Co.	53,044	3,064,883
Range Resources Corp.†	58,774	1,943,656
SM Energy Co.	40,975	1,691,448
		8,739,003
Oil & Gas Services — 0.6%
ChampionX Corp.	78,715	1,644,356
Pharmaceuticals — 1.8%
Arvinas, Inc.†	24,477	1,299,973
Pacira BioSciences, Inc.†	30,604	1,730,962
Prestige Consumer Healthcare, Inc.†	32,076	1,934,504
		4,965,439
REITS — 1.7%
EastGroup Properties, Inc.	16,528	2,818,685
Terreno Realty Corp.	29,147	1,826,060
		4,644,745
Retail — 3.4%
Freshpet, Inc.†	30,117	1,609,452
National Vision Holdings, Inc.†	67,861	1,977,470
Texas Roadhouse, Inc.	35,382	3,086,018
Wingstop, Inc.	20,301	2,561,580
		9,234,520
Security Description	Shares or Principal Amount	Value

Semiconductors — 4.6%
Allegro MicroSystems, Inc.†	110,731	$ 2,749,451
Impinj, Inc.†	35,608	3,027,392
Lattice Semiconductor Corp.†	39,057	2,402,006
Power Integrations, Inc.	24,128	2,051,121
Silicon Laboratories, Inc.†	14,192	2,093,036
		12,323,006
Software — 9.7%
Altair Engineering, Inc., Class A†	49,205	2,898,666
Avalara, Inc.†	20,224	1,767,982
Black Knight, Inc.†	35,445	2,328,028
Blackline, Inc.†	42,573	2,691,465
Cerence, Inc.†	27,168	765,323
Descartes Systems Group, Inc.†	34,599	2,388,715
Doximity, Inc., Class A†	41,020	1,735,966
Five9, Inc.†	22,445	2,426,753
Guidewire Software, Inc.†	25,751	2,001,368
Manhattan Associates, Inc.†	19,533	2,747,707
Olo, Inc.†	121,300	1,299,123
Sprout Social, Inc., Class A†	26,268	1,368,563
Workiva, Inc.†	25,020	1,638,810
		26,058,469
Telecommunications — 2.5%
Calix, Inc.†	44,501	2,538,337
Iridium Communications, Inc.†	90,698	4,055,108
		6,593,445
Transportation — 1.9%
CryoPort, Inc.†	73,041	2,717,125
Saia, Inc.†	9,513	2,262,667
		4,979,792
TOTAL INVESTMENTS (cost $253,909,887)(1)	95.3%	256,303,009
Other assets less liabilities	4.7	12,628,207
NET ASSETS	100.0%	$268,931,216
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 11,326,354	$2,171,864	$—	$ 13,498,218
Other Industries	242,804,791	—	—	242,804,791
Total Investments at Value	$254,131,145	$2,171,864	$—	$256,303,009
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Software	14.1%
Internet	10.6
Pharmaceuticals	8.5
Computers	7.6
Healthcare-Services	5.3
Transportation	4.2
Semiconductors	4.0
Diversified Financial Services	3.8
Beverages	3.4
Oil & Gas	3.3
Insurance	3.1
Machinery-Diversified	3.0
Banks	3.0
REITS	3.0
Telecommunications	2.8
Electric	2.4
Retail	1.9
Auto Manufacturers	1.9
Aerospace/Defense	1.7
Cosmetics/Personal Care	1.6
Repurchase Agreements	1.3
Building Materials	1.3
Pipelines	1.1
Food	1.0
Electronics	1.0
Biotechnology	0.9
Home Builders	0.9
Chemicals	0.8
Household Products/Wares	0.7
Environmental Control	0.7
Healthcare-Products	0.6
99.5%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Aerospace/Defense — 1.7%
Raytheon Technologies Corp.	81,468	$ 7,593,632
Auto Manufacturers — 1.9%
General Motors Co.†	118,014	4,279,188
Tesla, Inc.†	4,420	3,940,209
		8,219,397
Banks — 3.0%
First Citizens BancShares, Inc., Class A	6,442	4,874,533
JPMorgan Chase & Co.	73,242	8,449,197
		13,323,730
Beverages — 3.4%
Coca-Cola Co.	118,235	7,587,140
Constellation Brands, Inc., Class A	12,857	3,166,807
PepsiCo, Inc.	24,029	4,204,114
		14,958,061
Biotechnology — 0.9%
Seagen, Inc.†	22,792	4,102,104
Building Materials — 1.3%
Vulcan Materials Co.	34,132	5,643,044
Chemicals — 0.8%
Valvoline, Inc.	115,821	3,731,753
Computers — 7.6%
Accenture PLC, Class A	17,354	5,314,836
Amdocs, Ltd.	25,112	2,186,251
Apple, Inc.	153,712	24,979,737
Crowdstrike Holdings, Inc., Class A†	7,810	1,433,916
		33,914,740
Cosmetics/Personal Care — 1.6%
Coty, Inc., Class A†	105,681	773,585
Procter & Gamble Co.	44,964	6,245,949
		7,019,534
Diversified Financial Services — 3.8%
American Express Co.	45,399	6,992,354
Charles Schwab Corp.	43,222	2,984,479
Intercontinental Exchange, Inc.	45,106	4,600,361
Rocket Cos., Inc., Class A	233,553	2,223,425
		16,800,619
Electric — 2.4%
FirstEnergy Corp.	222,708	9,153,299
Southern Co.	17,558	1,350,034
		10,503,333
Electronics — 1.0%
Honeywell International, Inc.	22,629	4,355,177
Environmental Control — 0.7%
Waste Connections, Inc.	23,624	3,150,733
Food — 1.0%
Sysco Corp.	51,308	4,356,049
Healthcare-Products — 0.6%
Cooper Cos., Inc.	8,121	2,655,567
Healthcare-Services — 5.3%
HCA Healthcare, Inc.	23,846	5,065,367
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Tenet Healthcare Corp.†	61,718	$ 4,080,794
UnitedHealth Group, Inc.	26,169	14,192,496
		23,338,657
Home Builders — 0.9%
D.R. Horton, Inc.	48,338	3,771,814
Household Products/Wares — 0.7%
Church & Dwight Co., Inc.	37,612	3,308,728
Insurance — 3.1%
Allstate Corp.	49,168	5,751,181
Equitable Holdings, Inc.	286,664	8,149,858
		13,901,039
Internet — 10.6%
Airbnb, Inc., Class A†	46,719	5,184,875
Alphabet, Inc., Class A†	113,820	13,239,543
Amazon.com, Inc.†	116,953	15,782,807
Meta Platforms, Inc., Class A†	51,104	8,130,646
Netflix, Inc.†	20,720	4,659,928
		46,997,799
Machinery-Diversified — 3.0%
Deere & Co.	17,833	6,119,929
Otis Worldwide Corp.	92,185	7,206,101
		13,326,030
Oil & Gas — 3.3%
APA Corp.	106,173	3,946,450
Exxon Mobil Corp.	109,401	10,604,239
		14,550,689
Pharmaceuticals — 8.5%
AstraZeneca PLC ADR	114,345	7,573,069
Bayer AG	55,689	3,245,378
CVS Health Corp.	79,300	7,587,424
Eli Lilly & Co.	38,906	12,826,919
Johnson & Johnson	37,651	6,570,853
		37,803,643
Pipelines — 1.1%
Cheniere Energy, Inc.	16,689	2,496,341
Magellan Midstream Partners LP	48,373	2,491,209
		4,987,550
REITS — 3.0%
Duke Realty Corp.	9,778	611,712
Prologis, Inc.	94,094	12,473,100
		13,084,812
Retail — 1.9%
Dollar General Corp.	6,698	1,663,984
O'Reilly Automotive, Inc.†	9,719	6,838,191
		8,502,175
Semiconductors — 4.0%
Advanced Micro Devices, Inc.†	56,896	5,374,965
Applied Materials, Inc.	50,094	5,308,962
QUALCOMM, Inc.	49,942	7,244,587
		17,928,514
Software — 14.1%
Electronic Arts, Inc.	36,584	4,800,918
Fiserv, Inc.†	56,691	5,991,105

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Manhattan Associates, Inc.†	10,716	$ 1,507,420
Microsoft Corp.	114,054	32,019,520
MongoDB, Inc.†	4,492	1,403,615
ServiceNow, Inc.†	7,843	3,503,154
Synopsys, Inc.†	9,810	3,605,175
VMware, Inc., Class A	82,433	9,578,715
		62,409,622
Telecommunications — 2.8%
Motorola Solutions, Inc.	19,790	4,721,696
Verizon Communications, Inc.	162,569	7,509,062
		12,230,758
Transportation — 4.2%
FedEx Corp.	8,858	2,064,711
Union Pacific Corp.	21,055	4,785,801
United Parcel Service, Inc., Class B	60,968	11,882,054
		18,732,566
Total Long-Term Investment Securities (cost $381,318,125)		435,201,869
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 07/29/2022 to be repurchased 08/01/2022 in the amount of $5,990,752 and collateralized by $6,299,400 bearing interest at 2.88% due 05/15/2052 and having an approximate value of $6,110,418 (cost $5,990,527)	$5,990,527	$ 5,990,527
TOTAL INVESTMENTS (cost $387,308,652)(1)	99.5%	441,192,396
Other assets less liabilities	0.5	2,108,625
NET ASSETS	100.0%	$443,301,021
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Pharmaceuticals	$ 34,558,265	$3,245,378	$—	$ 37,803,643
Other Industries	397,398,226	—	—	397,398,226
Repurchase Agreements	—	5,990,527	—	5,990,527
Total Investments at Value	$431,956,491	$9,235,905	$—	$441,192,396
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Internet	18.3%
Software	18.0
Semiconductors	9.5
Healthcare-Products	6.6
Computers	6.5
Diversified Financial Services	6.4
Pharmaceuticals	4.7
Machinery-Diversified	3.7
REITS	3.5
Commercial Services	3.5
Private Equity	3.3
Apparel	3.2
Healthcare-Services	2.6
Retail	2.3
Chemicals	1.7
Entertainment	1.0
Mining	1.0
Media	1.0
Cosmetics/Personal Care	0.9
Auto Manufacturers	0.5
98.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Apparel — 3.2%
LVMH Moet Hennessy Louis Vuitton SE	12,756	$ 8,873,161
NIKE, Inc., Class B	45,946	5,280,114
		14,153,275
Auto Manufacturers — 0.5%
Rivian Automotive, Inc., Class A†	70,156	2,406,351
Chemicals — 1.7%
Sherwin-Williams Co.	29,882	7,229,651
Commercial Services — 3.5%
Block, Inc., Class A†	30,525	2,321,732
CoStar Group, Inc.†	176,317	12,798,851
		15,120,583
Computers — 6.5%
Apple, Inc.	176,084	28,615,411
Cosmetics/Personal Care — 0.9%
Procter & Gamble Co.	27,334	3,796,966
Diversified Financial Services — 6.4%
Mastercard, Inc., Class A	78,900	27,914,031
Entertainment — 1.0%
Caesars Entertainment, Inc.†	96,933	4,428,869
Healthcare-Products — 6.6%
Align Technology, Inc.†	16,457	4,623,923
Danaher Corp.	65,011	18,948,756
Edwards Lifesciences Corp.†	52,933	5,321,884
		28,894,563
Healthcare-Services — 2.6%
UnitedHealth Group, Inc.	20,868	11,317,551
Internet — 18.3%
Alphabet, Inc., Class C†	174,360	20,337,350
Amazon.com, Inc.†	295,783	39,915,916
Booking Holdings, Inc.†	4,776	9,244,855
Match Group, Inc.†	88,171	6,463,816
Meta Platforms, Inc., Class A†	24,515	3,900,337
		79,862,274
Machinery-Diversified — 3.7%
Deere & Co.	46,673	16,017,240
Security Description	Shares or Principal Amount	Value

Media — 1.0%
Walt Disney Co.†	39,530	$ 4,194,133
Mining — 1.0%
Freeport-McMoRan, Inc.	137,113	4,325,915
Pharmaceuticals — 4.7%
AbbVie, Inc.	99,001	14,207,634
DexCom, Inc.†	78,889	6,475,209
		20,682,843
Private Equity — 3.3%
Blackstone, Inc.	140,019	14,291,739
REITS — 3.5%
American Tower Corp.	56,576	15,322,478
Retail — 2.3%
TJX Cos., Inc.	168,050	10,277,938
Semiconductors — 9.5%
ASML Holding NV	28,508	16,376,135
NVIDIA Corp.	47,461	8,620,341
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,399	4,282,344
Texas Instruments, Inc.	67,865	12,140,370
		41,419,190
Software — 18.0%
Atlassian Corp. PLC, Class A†	42,421	8,879,564
Microsoft Corp.	177,323	49,781,659
Twilio, Inc., Class A†	40,966	3,473,917
Workday, Inc., Class A†	106,449	16,510,240
		78,645,380
TOTAL INVESTMENTS (cost $315,691,384)(1)	98.2%	428,916,381
Other assets less liabilities	1.8	7,940,486
NET ASSETS	100.0%	$436,856,867
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$ 5,280,114	$8,873,161	$—	$ 14,153,275
Other Industries	414,763,106	—	—	414,763,106
Total Investments at Value	$420,043,220	$8,873,161	$—	$428,916,381
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	10.3%
Banks	10.3
Pharmaceuticals	5.0
Internet	4.3
Short-Term Investments	3.8
Semiconductors	3.6
Auto Loan Receivables	3.5
Software	3.2
Electric	3.0
Insurance	2.9
Oil & Gas	2.8
Collateralized Mortgage Obligations	2.6
Retail	2.6
Diversified Financial Services	2.4
Computers	2.3
Telecommunications	2.1
Healthcare-Services	2.1
REITS	2.1
Healthcare-Products	2.1
Auto Manufacturers	1.7
Machinery-Diversified	1.5
Aerospace/Defense	1.5
Commercial Services	1.4
Media	1.4
Beverages	1.3
Miscellaneous Manufacturing	1.3
Food	1.3
Transportation	1.2
Chemicals	1.2
Apparel	1.2
Biotechnology	1.1
Pipelines	1.0
Mining	0.9
Electronics	0.8
Building Materials	0.6
Engineering & Construction	0.5
Lodging	0.5
Cosmetics/Personal Care	0.5
Agriculture	0.5
Electrical Components & Equipment	0.5
Other Asset Backed Securities	0.4
Foreign Government Obligations	0.4
Distribution/Wholesale	0.3
Entertainment	0.3
Oil & Gas Services	0.3
Auto Parts & Equipment	0.3
Packaging & Containers	0.3
Home Furnishings	0.2
Gas	0.2
Real Estate	0.2
Municipal Securities	0.2
Household Products/Wares	0.2
Iron/Steel	0.2
Advertising	0.2
Airlines	0.1
Machinery-Construction & Mining	0.1
Private Equity	0.1
Investment Companies	0.1
Energy-Alternate Sources	0.1
Home Builders	0.1
Housewares	0.1
Environmental Control	0.1
Holding Companies-Diversified	0.1
Office/Business Equipment	0.1
Unaffiliated Investment Companies	0.1

Metal Fabricate/Hardware	0.1%
Leisure Time	0.1
Toys/Games/Hobbies	0.1
Forest Products & Paper	0.1
98.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.6%
Advertising — 0.1%
Dentsu Group, Inc.	800	$ 27,980
Hakuhodo DY Holdings, Inc.	1,000	10,292
Publicis Groupe SA	791	42,271
Trade Desk, Inc., Class A†	2,449	110,205
WPP PLC	4,071	43,921
		234,669
Aerospace/Defense — 1.0%
Airbus SE	12,324	1,332,690
BAE Systems PLC	10,808	101,633
Dassault Aviation SA	79	11,297
Elbit Systems, Ltd.	84	19,349
General Dynamics Corp.	1,547	350,659
Kawasaki Heavy Industries, Ltd.	600	11,815
Leonardo SpA	1,357	12,730
MTU Aero Engines AG	179	34,435
Northrop Grumman Corp.	2,231	1,068,426
Raytheon Technologies Corp.	6,056	564,480
Rolls-Royce Holdings PLC†	28,047	30,642
Saab AB, Series B	272	9,846
Safran SA	7,765	855,621
Thales SA	358	44,508
		4,448,131
Agriculture — 0.2%
British American Tobacco PLC	7,657	300,938
Imperial Brands PLC	3,183	70,012
Japan Tobacco, Inc.	3,700	66,343
Olam Group, Ltd.	3,100	3,647
Philip Morris International, Inc.	3,636	353,237
Swedish Match AB	5,112	53,552
		847,729
Airlines — 0.1%
ANA Holdings, Inc.†	600	11,189
Delta Air Lines, Inc.†	4,518	143,672
Deutsche Lufthansa AG†	2,004	12,285
easyJet PLC†	1,906	9,318
Japan Airlines Co., Ltd.†	400	6,983
Qantas Airways, Ltd.†	3,098	9,934
Singapore Airlines, Ltd.†	4,400	17,394
Southwest Airlines Co.†	9,320	355,279
		566,054
Apparel — 1.2%
adidas AG	2,160	370,697
Asics Corp.	600	11,394
Burberry Group PLC	1,357	29,797
Columbia Sportswear Co.	2,837	209,966
Hermes International	117	160,184
Kering SA	247	141,721
LPP SA	4	8,537
LVMH Moet Hennessy Louis Vuitton SE	5,023	3,494,033
NIKE, Inc., Class B	5,860	673,431
Puma SE	344	23,096
Ralph Lauren Corp.	2,558	252,296
		5,375,152
Auto Manufacturers — 1.6%
Bayerische Motoren Werke AG	1,070	86,995
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Bayerische Motoren Werke AG (Preference Shares)	200	$ 15,111
Daimler Truck Holding AG†	1,656	45,018
Ferrari NV	430	91,179
Hino Motors, Ltd.	900	4,668
Honda Motor Co., Ltd.	30,200	773,426
Isuzu Motors, Ltd.	2,100	23,078
Mazda Motor Corp.	2,000	16,862
Mercedes-Benz Group AG	2,798	163,704
Mitsubishi Motors Corp.†	2,200	7,646
Nissan Motor Co., Ltd.	8,300	31,535
Porsche Automobil Holding SE (Preference Shares)	514	36,994
Stellantis NV	32,464	466,377
Subaru Corp.	2,100	36,754
Suzuki Motor Corp.	1,600	52,288
Tesla, Inc.†	2,978	2,654,738
Toyota Motor Corp.	43,200	699,282
Volkswagen AG (Preference Shares)	5,016	704,303
Volvo AB, Class A	642	11,952
Volvo AB, Class B	59,041	1,058,369
Volvo Car AB, Class B†	1,798	13,415
		6,993,694
Auto Parts & Equipment — 0.3%
Aisin Corp.	600	17,834
Bridgestone Corp.	20,400	799,023
Cie Generale des Etablissements Michelin SCA	2,394	66,932
Continental AG	363	25,675
Denso Corp.	1,800	98,598
Koito Manufacturing Co., Ltd.	400	13,163
NGK Insulators, Ltd.	700	10,247
NGK Spark Plug Co., Ltd.	500	9,796
Pirelli & C SpA*	1,555	6,747
Stanley Electric Co., Ltd.	500	8,798
Sumitomo Electric Industries, Ltd.	2,700	30,079
Toyota Boshoku Corp.	300	4,440
Toyota Industries Corp.	600	36,362
		1,127,694
Banks — 4.9%
Australia & New Zealand Banking Group, Ltd.	9,990	160,570
Banca Mediolanum SpA	722	4,799
Banco Bilbao Vizcaya Argentaria SA	22,351	101,713
Banco BPM SpA	5,079	13,217
Banco Santander SA†	58,125	145,633
Bank Central Asia Tbk PT	758,300	377,671
Bank Hapoalim BM	3,987	37,399
Bank Leumi Le-Israel BM	4,870	47,611
Bank of America Corp.	89,923	3,040,297
Bank of Kyoto, Ltd.	300	12,726
Bank Polska Kasa Opieki SA	590	9,326
Barclays PLC	52,837	101,639
BAWAG Group AG*	234	10,832
Bendigo & Adelaide Bank, Ltd.	1,893	13,678
BNP Paribas SA	14,782	700,670
CaixaBank SA	14,590	43,840
Chiba Bank, Ltd.	2,400	13,243
Citigroup, Inc.	6,355	329,824
Citizens Financial Group, Inc.	13,553	514,607
Commerzbank AG†	3,317	22,640

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Commonwealth Bank of Australia	5,720	$ 404,590
Concordia Financial Group, Ltd.	4,100	13,871
Credit Agricole SA	4,564	41,980
Credit Suisse Group AG	8,440	49,260
Danske Bank A/S	2,284	31,879
DBS Group Holdings, Ltd.	31,200	712,629
Deutsche Bank AG	6,928	60,361
DNB Bank ASA	3,047	59,860
Erste Group Bank AG	1,139	28,842
FinecoBank Banca Fineco SpA	2,046	25,551
First Republic Bank	1,283	208,757
Fukuoka Financial Group, Inc.	600	10,606
Hang Seng Bank, Ltd.	2,500	40,336
HDFC Bank, Ltd. ADR	19,084	1,198,475
HSBC Holdings PLC	68,525	429,743
ING Bank Slaski SA	76	2,836
ING Groep NV	13,095	127,263
Intesa Sanpaolo SpA	57,314	102,286
Israel Discount Bank, Ltd., Class A	4,147	23,666
KBC Group NV	23,436	1,229,403
Lloyds Banking Group PLC	238,113	132,059
M&T Bank Corp.	5,103	905,527
Macquarie Group, Ltd.	1,208	153,138
Mediobanca Banca di Credito Finanziario SpA	2,348	20,134
Mitsubishi UFJ Financial Group, Inc.	42,300	238,429
Mizrahi Tefahot Bank, Ltd.	499	18,603
Mizuho Financial Group, Inc.	8,440	100,409
Morgan Stanley	14,428	1,216,280
National Australia Bank, Ltd.	10,776	230,871
Natwest Group PLC	18,620	56,519
Nordea Bank Abp	11,178	110,159
Northern Trust Corp.	3,378	337,057
Oversea-Chinese Banking Corp., Ltd.	13,300	112,592
PNC Financial Services Group, Inc.	3,541	587,593
Powszechna Kasa Oszczednosci Bank Polski SA	2,891	16,386
Raiffeisen Bank International AG	452	5,450
Resona Holdings, Inc.	8,000	30,982
Santander Bank Polska SA	117	5,930
Shinsei Bank, Ltd.	400	6,051
Shizuoka Bank, Ltd.	1,900	11,463
Skandinaviska Enskilda Banken AB, Class A	5,447	59,282
Skandinaviska Enskilda Banken AB, Class C	34	420
Societe Generale SA	2,610	58,529
Standard Chartered PLC	8,299	57,264
Sumitomo Mitsui Financial Group, Inc.	4,600	144,165
Sumitomo Mitsui Trust Holdings, Inc.	1,200	39,336
SVB Financial Group†	389	156,981
Svenska Handelsbanken AB, Class A	5,149	46,456
Svenska Handelsbanken AB, Class B	83	862
Swedbank AB, Class A	3,112	43,143
Toronto-Dominion Bank	9,083	590,000
Truist Financial Corp.	50,293	2,538,288
UBS Group AG	12,411	203,266
UniCredit SpA	7,322	72,503
United Overseas Bank, Ltd.	5,100	101,974
US Bancorp	14,018	661,650
Security Description	Shares or Principal Amount	Value

Banks (continued)
Wells Fargo & Co.	55,664	$ 2,441,980
Westpac Banking Corp.	11,736	176,689
		22,192,549
Beverages — 1.1%
Anheuser-Busch InBev SA NV	2,912	155,991
Asahi Group Holdings, Ltd.	1,600	55,499
Budweiser Brewing Co. APAC, Ltd.*	5,800	16,137
Carlsberg A/S, Class B	6,153	796,850
Coca-Cola Co.	14,069	902,808
Coca-Cola Europacific Partners PLC	674	36,477
Coca-Cola HBC AG	658	16,158
Constellation Brands, Inc., Class A	1,590	391,633
Davide Campari-Milano NV	1,791	19,913
Diageo PLC	44,492	2,114,725
Endeavour Group, Ltd.	4,263	23,662
Heineken Holding NV	371	29,312
Heineken NV	792	78,021
JDE Peet's NV	199	5,770
Keurig Dr Pepper, Inc.	6,030	233,602
Kirin Holdings Co., Ltd.	2,800	45,948
Pernod Ricard SA	676	133,044
Suntory Beverage & Food, Ltd.	500	19,741
Treasury Wine Estates, Ltd.	2,420	20,777
		5,096,068
Biotechnology — 0.9%
Alnylam Pharmaceuticals, Inc.†	1,209	171,726
Argenx SE (BSE)†	120	43,813
Argenx SE (XAMS)†	60	21,907
CSL, Ltd.	1,615	327,984
Exelixis, Inc.†	7,205	150,729
Genmab A/S†	221	78,691
Horizon Therapeutics PLC†	3,759	311,884
Regeneron Pharmaceuticals, Inc.†	3,960	2,303,492
Royalty Pharma PLC, Class A	5,955	258,983
Vertex Pharmaceuticals, Inc.†	2,057	576,803
Vitrolife AB	245	7,985
		4,253,997
Building Materials — 0.6%
AGC, Inc.	800	29,160
Buzzi Unicem SpA	317	5,795
Cie de Saint-Gobain	1,757	81,960
CRH PLC	2,575	98,651
Daikin Industries, Ltd.	900	158,299
Fletcher Building, Ltd.	2,632	8,570
Fortune Brands Home & Security, Inc.	3,509	244,507
Geberit AG	121	63,806
HeidelbergCement AG	479	24,233
Holcim AG	1,735	81,326
Investment AB Latour, Class B	456	11,350
James Hardie Industries PLC CDI	1,400	34,624
Kingspan Group PLC	517	33,548
LIXIL Corp.	900	18,632
Martin Marietta Materials, Inc.	1,534	540,091
Mohawk Industries, Inc.†	2,624	337,132
Nibe Industrier AB, Class B	4,721	47,566
Rinnai Corp.	200	15,227
Sika AG	515	127,453

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
TOTO, Ltd.	500	$ 17,029
Vulcan Materials Co.	3,354	554,517
		2,533,476
Chemicals — 1.0%
Air Liquide SA	1,753	241,601
Air Water, Inc.	700	9,433
Akzo Nobel NV	609	41,072
Arkema SA	214	20,351
Asahi Kasei Corp.	4,700	37,806
Axalta Coating Systems, Ltd.†	6,170	155,607
BASF SE	3,079	136,630
Brenntag SE	518	36,218
Chr. Hansen Holding A/S	344	22,498
Covestro AG*	648	22,014
Croda International PLC	477	43,565
Eastman Chemical Co.	9,817	941,745
EMS-Chemie Holding AG	22	17,484
Evonik Industries AG	640	13,629
Givaudan SA	27	94,513
ICL Group, Ltd.	2,329	21,199
Incitec Pivot, Ltd.	6,510	16,477
Johnson Matthey PLC	666	17,405
Kansai Paint Co., Ltd.	800	11,484
Koninklijke DSM NV	586	93,908
Linde PLC	1,911	576,805
Mitsubishi Chemical Group Corp.	4,700	26,407
Mitsubishi Gas Chemical Co., Inc.	700	10,183
Mitsui Chemicals, Inc.	700	14,755
Nippon Paint Holdings Co., Ltd.	4,800	36,584
Nippon Sanso Holdings Corp.	800	13,489
Nissan Chemical Corp.	400	20,471
Nitto Denko Corp.	500	32,193
Novozymes A/S, Class B	701	44,748
PPG Industries, Inc.	5,454	705,148
Shin-Etsu Chemical Co., Ltd.	7,900	1,013,130
Showa Denko KK	700	11,738
Solvay SA	245	21,501
Sumitomo Chemical Co., Ltd.	5,500	21,652
Symrise AG	445	51,662
Toray Industries, Inc.	5,400	29,712
Tosoh Corp.	1,100	14,292
Umicore SA	669	24,230
Yara International ASA	529	22,530
		4,685,869
Commercial Services — 1.2%
Adyen NV*†	104	187,597
Amadeus IT Group SA†	1,510	88,108
Ashtead Group PLC	1,507	84,974
Atlantia SpA	1,688	38,968
Brambles, Ltd.	4,812	38,642
Bright Horizons Family Solutions, Inc.†	1,796	168,231
Bureau Veritas SA	970	26,757
Dai Nippon Printing Co., Ltd.	1,000	22,101
Edenred	836	42,969
Equifax, Inc.	827	172,769
Experian PLC	3,249	113,837
FleetCor Technologies, Inc.†	1,205	265,209
Global Payments, Inc.	1,878	229,717
GMO Payment Gateway, Inc.	200	16,597
IDP Education, Ltd.	700	14,054
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Intertek Group PLC	540	$ 28,848
Nexi SpA*†	2,592	23,650
Nihon M&A Center Holdings, Inc.	1,000	13,358
Persol Holdings Co., Ltd.	600	12,447
Quanta Services, Inc.	4,425	613,880
Randstad NV	420	21,264
Recruit Holdings Co., Ltd.	5,700	214,087
RELX PLC (LSE)	6,645	196,636
RELX PLC (XAMS)	20,149	598,808
Rentokil Initial PLC	6,247	41,315
S&P Global, Inc.	4,132	1,557,475
Secom Co., Ltd.	700	46,877
Securitas AB, Class B	1,085	11,039
SGS SA	162	395,608
Toppan, Inc.	1,100	18,714
Transurban Group	10,485	106,584
Worldline SA*†	838	37,098
Worley, Ltd.	1,246	12,543
		5,460,761
Computers — 2.0%
Apple, Inc.	33,204	5,395,982
AutoStore Holdings, Ltd.*†	2,988	5,534
Avast PLC*	2,187	12,394
Capgemini SE	6,898	1,316,352
Computershare, Ltd.	1,922	33,742
Crowdstrike Holdings, Inc., Class A†	1,002	183,967
Fujitsu, Ltd.	700	97,991
Globant SA†	997	198,642
International Business Machines Corp.	2,653	346,986
Itochu Techno-Solutions Corp.	400	10,725
Leidos Holdings, Inc.	6,491	694,537
NEC Corp.	900	33,257
Nomura Research Institute, Ltd.	1,400	42,166
NTT Data Corp.	2,200	33,306
OBIC Co., Ltd.	200	31,909
Otsuka Corp.	300	9,370
SCSK Corp.	500	8,804
Seagate Technology Holdings PLC	5,895	471,482
Teleperformance	197	65,936
Zscaler, Inc.†	794	123,118
		9,116,200
Cosmetics/Personal Care — 0.5%
Beiersdorf AG	330	33,928
Essity AB, Class A	95	2,423
Essity AB, Class B	2,020	51,347
Estee Lauder Cos., Inc., Class A	937	255,895
Kao Corp.	1,600	69,758
Kose Corp.	100	8,920
Lion Corp.	600	6,918
L'Oreal SA	2,168	818,897
Procter & Gamble Co.	3,335	463,265
Shiseido Co., Ltd.	1,300	53,516
Unicharm Corp.	1,400	50,904
Unilever PLC	8,814	429,323
		2,245,094
Distribution/Wholesale — 0.3%
Azelis Group NV	62	1,356
Bunzl PLC	1,130	42,392
Copart, Inc.†	2,862	366,622
D'Ieteren Group SA	80	13,092

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
Ferguson PLC	3,871	$ 487,466
ITOCHU Corp.	5,000	145,940
Jardine Cycle & Carriage, Ltd.	400	8,124
Marubeni Corp.	5,800	54,030
Mitsubishi Corp.	5,000	148,880
Mitsui & Co., Ltd.	5,600	123,043
Seven Group Holdings, Ltd.†	362	4,465
Sojitz Corp.	560	8,516
Sumitomo Corp.	4,200	58,964
Toyota Tsusho Corp.	800	27,356
Travis Perkins PLC	755	9,707
		1,499,953
Diversified Financial Services — 2.2%
Abrdn PLC	7,310	14,869
Acom Co., Ltd.	1,000	2,492
American Express Co.	10,197	1,570,542
Ameriprise Financial, Inc.	1,841	496,923
Amundi SA*	205	11,114
ASX, Ltd.	648	40,164
BlackRock, Inc.	1,812	1,212,554
Capital One Financial Corp.	6,758	742,231
Charles Schwab Corp.	11,140	769,217
Daiwa Securities Group, Inc.	5,000	23,062
Deutsche Boerse AG	636	110,862
Hargreaves Lansdown PLC	1,192	12,372
Hong Kong Exchanges & Clearing, Ltd.	14,300	656,793
Intrum AB	248	5,295
Invesco, Ltd.	8,280	146,887
Japan Exchange Group, Inc.	1,700	27,052
Julius Baer Group, Ltd.	828	42,937
London Stock Exchange Group PLC	1,085	105,888
Mastercard, Inc., Class A	9,629	3,406,644
Mitsubishi HC Capital, Inc.	2,600	12,578
Nomura Holdings, Inc.	10,300	39,403
Nordnet AB	545	7,318
ORIX Corp.	4,100	72,702
SBI Holdings, Inc.	700	14,192
Schroders PLC	410	14,871
Schroders PLC (Non-Voting)†	117	3,599
Singapore Exchange, Ltd.	2,800	20,095
St. James's Place PLC	1,811	27,192
T. Rowe Price Group, Inc.	2,447	302,131
Tokyo Century Corp.	200	7,063
		9,919,042
Electric — 1.8%
A2A SpA	5,250	6,782
American Electric Power Co., Inc.	2,675	263,648
Chubu Electric Power Co., Inc.	2,500	26,660
CLP Holdings, Ltd.	6,000	50,861
Contact Energy, Ltd.	2,617	12,615
E.ON SE	7,526	67,458
Edison International	4,071	275,892
EDP - Energias de Portugal SA	9,837	49,641
EDP Renovaveis SA	804	20,848
Electricite de France SA	1,878	22,803
Elia Group SA	120	18,227
Endesa SA	1,065	19,488
Enel SpA	25,899	130,867
Engie SA	5,958	73,789
Entergy Corp.	2,492	286,904
Security Description	Shares or Principal Amount	Value

Electric (continued)
EVN AG	137	$ 3,220
Fortum Oyj	1,459	16,272
Hera SpA	2,696	7,741
HK Electric Investments & HK Electric Investments, Ltd.	7,500	6,783
Iberdrola SA	61,729	657,666
Iberdrola SA†	1,158	12,350
Kansai Electric Power Co., Inc.	2,800	28,388
Kyushu Electric Power Co., Inc.	1,500	9,800
Mercury NZ, Ltd.	2,130	8,152
Meridian Energy, Ltd.	4,060	12,731
National Grid PLC	12,992	179,348
NextEra Energy, Inc.	35,124	2,967,627
Origin Energy, Ltd.	5,904	24,496
Orsted A/S*	634	73,744
PG&E Corp.†	19,599	212,845
PGE Polska Grupa Energetyczna SA†	2,694	6,019
Power Assets Holdings, Ltd.	5,000	32,720
Red Electrica Corp. SA	1,507	29,612
RWE AG	19,605	808,491
SSE PLC	3,513	75,581
Terna - Rete Elettrica Nazionale SpA	4,717	36,170
Tokyo Electric Power Co. Holdings, Inc.†	2,600	10,232
Uniper SE	307	2,041
Verbund AG	229	25,153
Xcel Energy, Inc.	17,611	1,288,773
		7,862,438
Electrical Components & Equipment — 0.4%
ABB, Ltd.	5,987	182,171
AMETEK, Inc.	2,507	309,614
Brother Industries, Ltd.	600	11,229
Energizer Holdings, Inc.	7,692	227,145
Generac Holdings, Inc.†	797	213,835
Legrand SA	896	73,584
Prysmian SpA	898	28,606
Schneider Electric SE	4,469	619,865
		1,666,049
Electronics — 0.7%
Assa Abloy AB, Class B	3,325	78,531
Garmin, Ltd.	1,407	137,351
Halma PLC	1,273	35,853
Hirose Electric Co., Ltd.	200	28,760
Honeywell International, Inc.	1,746	336,035
Hoya Corp.	10,000	1,004,461
Ibiden Co., Ltd.	400	11,770
Keysight Technologies, Inc.†	1,350	219,510
Kyocera Corp.	1,200	66,731
Mettler-Toledo International, Inc.†	157	211,908
Minebea Mitsumi, Inc.	1,400	25,223
Murata Manufacturing Co., Ltd.	2,200	128,767
Nidec Corp.	1,900	132,183
Sartorius AG (Preference Shares)	82	36,494
Shimadzu Corp.	1,000	35,426
TD SYNNEX Corp.	3,583	359,805
TDK Corp.	1,400	44,133
Venture Corp., Ltd.	800	10,207
Yokogawa Electric Corp.	700	12,320
		2,915,468

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources — 0.1%
Corp. ACCIONA Energias Renovables SA	188	$ 8,249
Siemens Gamesa Renewable Energy SA†	753	13,872
SolarEdge Technologies, Inc.†	1,082	389,661
Vestas Wind Systems A/S	3,385	88,559
		500,341
Engineering & Construction — 0.5%
Acciona SA	83	17,048
Ackermans & van Haaren NV	75	11,034
ACS Actividades de Construccion y Servicios SA	860	20,634
Aena SME SA*†	247	31,236
Aeroports de Paris†	86	11,870
Auckland International Airport, Ltd.†	4,048	19,028
Bouygues SA	731	22,077
Cellnex Telecom SA*	1,913	85,626
CK Infrastructure Holdings, Ltd.	1,500	9,411
Eiffage SA	270	25,336
Ferrovial SA	1,672	44,776
Infrastrutture Wireless Italiane SpA*	1,175	12,335
Japan Airport Terminal Co., Ltd.†	400	15,738
Kajima Corp.	1,700	19,416
Keppel Corp., Ltd.	4,800	23,963
Lendlease Corp., Ltd.	2,310	16,656
Obayashi Corp.	2,500	18,387
SATS, Ltd.†	1,500	4,318
Shimizu Corp.	2,400	13,626
Singapore Technologies Engineering, Ltd.	5,100	14,891
Skanska AB, Class B	1,341	22,868
Strabag SE	34	1,407
Taisei Corp.	700	22,333
Vinci SA	20,422	1,959,892
		2,443,906
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	2,244	55,662
Entain PLC†	1,972	28,995
Evolution AB*	606	58,990
Flutter Entertainment PLC†	513	51,431
Genting Singapore, Ltd.	19,000	11,099
Oriental Land Co., Ltd.	800	120,948
Tabcorp Holdings, Ltd.	7,461	5,160
Toho Co., Ltd.	500	19,855
Universal Music Group NV	4,438	100,807
		452,947
Environmental Control — 0.0%
Kurita Water Industries, Ltd.	400	16,218
TOMRA Systems ASA	784	18,273
		34,491
Food — 1.1%
Aeon Co., Ltd.	3,000	60,558
Ajinomoto Co., Inc.	1,800	47,355
Albertsons Cos., Inc., Class A	7,899	212,088
Associated British Foods PLC	1,195	24,440
Axfood AB	388	12,315
Barry Callebaut AG	15	33,264
Carrefour SA	2,024	34,523
Security Description	Shares or Principal Amount	Value

Food (continued)
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	4	$ 44,132
Coles Group, Ltd.	4,479	58,876
Danone SA	2,261	124,665
DFI Retail Group Holdings, Ltd.	700	1,964
Dino Polska SA*†	162	12,691
Etablissements Franz Colruyt NV	209	5,790
J Sainsbury PLC	5,880	15,856
Jeronimo Martins SGPS SA	929	21,511
Kerry Group PLC, Class A	516	54,562
Kesko Oyj, Class A†	314	7,114
Kesko Oyj, Class B	916	22,672
Kikkoman Corp.	600	35,569
Kobe Bussan Co., Ltd.	400	11,414
Koninklijke Ahold Delhaize NV	3,506	96,598
Kraft Heinz Co.	11,304	416,326
Leroy Seafood Group ASA	649	5,077
MEIJI Holdings Co., Ltd.	600	31,300
Mowi ASA	1,507	34,677
Nestle SA	17,809	2,187,323
NH Foods, Ltd.	500	15,146
Nisshin Seifun Group, Inc.	800	9,832
Nissin Foods Holdings Co., Ltd.	300	21,712
Ocado Group PLC†	2,405	24,691
Orkla ASA	2,518	21,704
Post Holdings, Inc.†	5,344	464,607
Salmar ASA	189	13,499
Seven & i Holdings Co., Ltd.	2,600	106,216
Sysco Corp.	3,451	292,990
Tate & Lyle PLC	1,346	13,201
Tesco PLC	25,641	82,150
Toyo Suisan Kaisha, Ltd.	300	12,758
WH Group, Ltd.*	26,684	20,228
Wilmar International, Ltd.	10,500	30,608
Woolworths Group, Ltd.	4,068	106,820
Yakult Honsha Co., Ltd.	500	30,461
		4,879,283
Food Service — 0.0%
Compass Group PLC	5,985	140,474
Sodexo SA	277	22,493
		162,967
Forest Products & Paper — 0.1%
Holmen AB	310	12,764
Mondi PLC	1,627	30,945
Oji Holdings Corp.	3,500	14,605
Smurfit Kappa Group PLC	872	31,662
Stora Enso Oyj, Class A	172	2,793
Stora Enso Oyj, Class R	2,053	31,704
Svenska Cellulosa AB SCA, Class A†	104	1,534
Svenska Cellulosa AB SCA, Class B	2,010	29,428
UPM-Kymmene Oyj	1,790	56,657
		212,092
Gas — 0.0%
Centrica PLC†	19,802	21,237
Enagas SA	867	17,132
Hong Kong & China Gas Co., Ltd.	36,530	38,581
Naturgy Energy Group SA	1,106	32,475
Osaka Gas Co., Ltd.	1,400	25,157

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
Snam SpA	6,871	$ 34,512
Tokyo Gas Co., Ltd.	1,300	25,520
		194,614
Hand/Machine Tools — 0.0%
Disco Corp.	100	24,311
Fuji Electric Co., Ltd.	600	27,121
Makita Corp.	900	21,965
Schindler Holding AG	104	19,696
Schindler Holding AG (Participation Certificate)	136	26,565
Techtronic Industries Co., Ltd.	5,500	61,375
		181,033
Healthcare-Products — 1.7%
Alcon, Inc.	1,697	133,444
Asahi Intecc Co., Ltd.	700	12,941
Boston Scientific Corp.†	56,948	2,337,715
Carl Zeiss Meditec AG	123	17,880
Cochlear, Ltd.	221	33,150
Coloplast A/S, Class B	2,780	324,703
ConvaTec Group PLC*	5,335	14,878
Cooper Cos., Inc.	797	260,619
Demant A/S†	324	12,352
DiaSorin SpA	65	9,061
EssilorLuxottica SA	1,009	158,299
Exact Sciences Corp.†	2,175	98,093
Fisher & Paykel Healthcare Corp., Ltd.	1,935	25,887
Getinge AB, Class B	732	16,531
Insulet Corp.†	751	186,098
Intuitive Surgical, Inc.†	4,881	1,123,460
Koninklijke Philips NV	2,963	61,468
Lifco AB	711	13,843
Medtronic PLC	2,597	240,274
Natera, Inc.†	2,397	112,659
Olympus Corp.	4,300	91,130
QIAGEN NV†	773	38,618
Sartorius Stedim Biotech	80	32,099
Siemens Healthineers AG*	946	48,404
Smith & Nephew PLC	2,966	37,976
Sonova Holding AG	177	63,836
Straumann Holding AG	384	52,005
Sysmex Corp.	500	35,117
Terumo Corp.	2,500	85,495
Thermo Fisher Scientific, Inc.	526	314,764
Zimmer Biomet Holdings, Inc.	14,287	1,577,142
		7,569,941
Healthcare-Services — 1.5%
BioMerieux	158	17,128
Catalent, Inc.†	2,437	275,625
Centene Corp.†	14,713	1,367,868
Eurofins Scientific SE	432	33,664
Fresenius Medical Care AG & Co. KGaA	668	24,683
Fresenius SE & Co. KGaA	1,386	35,399
HCA Healthcare, Inc.	1,846	392,127
Laboratory Corp. of America Holdings	1,208	316,725
Lonza Group AG	886	539,965
Medibank Private, Ltd.	9,232	22,045
Mediclinic International PLC	1,364	8,064
NMC Health PLC†(1)	210	0
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Ramsay Health Care, Ltd.	621	$ 30,435
Ryman Healthcare, Ltd.	1,407	8,211
Sonic Healthcare, Ltd.	1,609	38,600
UnitedHealth Group, Inc.	6,296	3,414,573
Wuxi Biologics Cayman, Inc.*†	11,000	105,249
		6,630,361
Holding Companies-Diversified — 0.0%
CK Hutchison Holdings, Ltd.	9,000	59,799
Jardine Matheson Holdings, Ltd.	800	42,313
Swire Pacific, Ltd., Class A	2,000	11,412
Swire Pacific, Ltd., Class B	5,000	4,707
		118,231
Home Builders — 0.1%
Barratt Developments PLC	3,427	20,983
Berkeley Group Holdings PLC	376	19,455
Daiwa House Industry Co., Ltd.	2,300	57,148
Haseko Corp.	500	6,090
Iida Group Holdings Co., Ltd.	500	8,181
Open House Group Co., Ltd.	400	17,388
Persimmon PLC	12,248	281,767
Sekisui Chemical Co., Ltd.	1,100	15,466
Sekisui House, Ltd.	2,200	39,057
Taylor Wimpey PLC	12,229	18,984
		484,519
Home Furnishings — 0.2%
Electrolux AB, Class B	847	12,271
Hoshizaki Corp.	600	17,946
Howden Joinery Group PLC	2,020	16,730
Panasonic Holdings Corp.	7,900	65,305
Sharp Corp.	600	4,837
Sony Group Corp.	9,800	838,879
		955,968
Household Products/Wares — 0.1%
Henkel AG & Co. KGaA	331	20,793
Henkel AG & Co. KGaA (Preference Shares)	598	38,101
Reckitt Benckiser Group PLC	2,469	200,435
		259,329
Housewares — 0.1%
Newell Brands, Inc.	15,952	322,390
Insurance — 2.7%
Admiral Group PLC	914	21,370
Aegon NV	4,731	20,784
Ageas SA/NV	608	26,503
AIA Group, Ltd.	148,000	1,493,735
Alleghany Corp.†	411	344,204
Allianz SE	4,167	755,687
Arthur J. Gallagher & Co.	5,126	917,503
Assicurazioni Generali SpA	4,095	61,394
Aviva PLC	9,578	46,474
AXA SA	6,657	153,680
Baloise Holding AG	165	26,270
Berkshire Hathaway, Inc., Class B†	3,776	1,135,066
Challenger, Ltd.	1,932	9,482
Chubb, Ltd.	2,082	392,748
CNA Financial Corp.	3,554	150,761
Dai-ichi Life Holdings, Inc.	3,400	58,916
Direct Line Insurance Group PLC	4,460	11,209

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Fairfax Financial Holdings, Ltd.	688	$ 370,055
Gjensidige Forsikring ASA	636	13,268
Great Eastern Holdings, Ltd.	400	5,631
Hannover Rueck SE	203	28,679
Hartford Financial Services Group, Inc.	4,970	320,416
Hiscox, Ltd.	1,186	12,902
Insurance Australia Group, Ltd.†	8,262	25,815
Japan Post Holdings Co., Ltd.	4,100	29,458
Japan Post Insurance Co., Ltd.	500	8,065
Legal & General Group PLC	20,013	63,856
Loews Corp.	13,650	795,113
M&G PLC	8,715	22,744
Mapfre SA	2,288	3,691
Marsh & McLennan Cos., Inc.	1,291	211,672
MS&AD Insurance Group Holdings, Inc.	1,500	48,535
Muenchener Rueckversicherungs-Gesellschaft AG	470	106,283
NN Group NV	1,040	48,754
Phoenix Group Holdings PLC	2,848	22,432
Powszechny Zaklad Ubezpieczen SA	1,910	12,496
Progressive Corp.	22,078	2,540,295
Prudential PLC	9,216	113,621
QBE Insurance Group, Ltd.	4,972	40,249
Sampo Oyj, Class A	1,639	70,737
Sompo Holdings, Inc.	1,100	48,979
Storebrand ASA	1,583	13,220
Suncorp Group, Ltd.	4,232	33,143
Swiss Life Holding AG	105	55,771
Swiss Re AG	968	72,828
T&D Holdings, Inc.	1,900	21,300
Talanx AG	178	6,471
Tokio Marine Holdings, Inc.	6,600	385,087
Travelers Cos., Inc.	4,687	743,827
Tryg A/S	1,206	27,450
UnipolSai Assicurazioni SpA	1,352	3,064
Vienna Insurance Group AG Wiener Versicherung Gruppe	112	2,567
Zurich Insurance Group AG	504	220,002
		12,174,262
Internet — 4.1%
Adevinta ASA†	1,368	10,330
Airbnb, Inc., Class A†	578	64,147
Allegro.eu SA*†	1,347	7,287
Alphabet, Inc., Class A†	24,075	2,800,404
Alphabet, Inc., Class C†	14,985	1,747,850
Amazon.com, Inc.†	53,910	7,275,155
Auto Trader Group PLC*	3,249	25,061
Booking Holdings, Inc.†	686	1,327,883
Bumble, Inc., Class A†	7,893	299,303
CyberAgent, Inc.	1,300	12,986
Delivery Hero SE*†	5,096	244,389
IAC/InterActiveCorp†	2,596	177,826
Kakaku.com, Inc.	400	7,819
M3, Inc.	1,400	49,010
Meta Platforms, Inc., Class A†	13,032	2,073,391
MonotaRO Co., Ltd.	800	14,317
Palo Alto Networks, Inc.†	791	394,788
Prosus NV	2,920	191,796
Rakuten Group, Inc.	3,000	14,852
Rightmove PLC	2,934	22,994
Security Description	Shares or Principal Amount	Value

Internet (continued)
Sea, Ltd. ADR†	977	$ 74,565
SEEK, Ltd.	1,186	19,122
Snap, Inc., Class A†	23,547	232,644
Tencent Holdings, Ltd.	12,100	475,987
Trend Micro, Inc.	500	29,038
Uber Technologies, Inc.†	37,312	874,966
Z Holdings Corp.	8,700	30,900
ZOZO, Inc.	300	6,491
		18,505,301
Investment Companies — 0.1%
Aker ASA, Class A	79	6,116
EXOR NV	380	26,784
Groupe Bruxelles Lambert SA	338	29,883
HAL Trust	290	38,246
Industrivarden AB, Class A	611	16,025
Industrivarden AB, Class C	573	14,858
Investor AB, Class A	1,922	39,463
Investor AB, Class B	6,106	114,442
Kinnevik AB, Class A†	19	345
Kinnevik AB, Class B†	812	14,726
L E Lundbergforetagen AB, Class B	214	10,143
Melrose Industries PLC	14,657	28,884
Sofina SA	53	12,402
Storskogen Group AB, Class B	3,332	4,451
Washington H. Soul Pattinson & Co., Ltd.	823	14,816
		371,584
Iron/Steel — 0.1%
ArcelorMittal SA	2,044	50,221
BlueScope Steel, Ltd.	1,613	18,773
Evraz PLC(1)	1,200	414
Fortescue Metals Group, Ltd.	5,676	72,966
Hitachi Metals, Ltd.†	600	9,219
JFE Holdings, Inc.	1,900	21,259
Mineral Resources, Ltd.	558	21,025
Nippon Steel Corp.	3,200	47,572
SSAB AB, Class A	744	3,592
SSAB AB, Class B	2,117	9,723
voestalpine AG	372	8,344
		263,108
Leisure Time — 0.1%
Carnival PLC†	524	4,211
Royal Caribbean Cruises, Ltd.†	3,532	136,724
Shimano, Inc.	300	50,691
TUI AG†	4,369	7,066
Yamaha Corp.	600	25,597
Yamaha Motor Co., Ltd.	1,100	21,228
		245,517
Lodging — 0.4%
City Developments, Ltd.	1,600	8,994
Galaxy Entertainment Group, Ltd.	6,000	35,757
Hilton Worldwide Holdings, Inc.	2,330	298,403
InterContinental Hotels Group PLC	629	37,379
Marriott International, Inc., Class A	9,799	1,556,277
Sands China, Ltd.†	8,000	18,875
Whitbread PLC	676	21,479
		1,977,164

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining — 0.1%
Epiroc AB, Class A	2,099	$ 37,340
Epiroc AB, Class B	1,308	20,766
Hitachi Construction Machinery Co., Ltd.	300	6,591
Hitachi, Ltd.	3,300	167,454
Komatsu, Ltd.	3,300	75,401
Metso Outotec Oyj	2,362	19,484
Mitsubishi Electric Corp.	7,200	76,391
Mitsubishi Heavy Industries, Ltd.	1,200	44,629
Sandvik AB	3,658	67,353
Siemens Energy AG	1,340	22,189
Weir Group PLC	871	17,806
		555,404
Machinery-Diversified — 1.5%
ANDRITZ AG	240	11,236
Atlas Copco AB	38,994	455,847
Atlas Copco AB†	5,232	54,294
Beijer Ref AB	830	13,151
CNH Industrial NV	3,338	42,932
Daifuku Co., Ltd.	500	32,000
Deere & Co.	6,035	2,071,091
Dover Corp.	3,428	458,255
FANUC Corp.	3,600	621,980
GEA Group AG	551	20,481
Hexagon AB, Class B	6,959	82,297
Husqvarna AB, Class A	58	473
Husqvarna AB, Class B	1,390	11,092
Ingersoll Rand, Inc.	27,002	1,344,700
Keyence Corp.	2,800	1,111,167
KION Group AG	241	10,927
Kone Oyj, Class B	1,351	61,628
Kubota Corp.	3,800	63,053
Middleby Corp.†	1,379	199,528
Omron Corp.	700	39,184
SMC Corp.	200	98,980
Spirax-Sarco Engineering PLC	247	36,066
Wartsila Oyj Abp	1,627	14,268
Yaskawa Electric Corp.	800	28,004
		6,882,634
Media — 0.5%
Bollore SE	3,063	15,445
Charter Communications, Inc., Class A†	1,950	842,595
Cyfrowy Polsat SA	916	3,957
DISH Network Corp., Class A†	6,410	111,342
Informa PLC†	5,039	36,596
ITV PLC	12,143	10,950
Liberty Broadband Corp., Class C†	2,977	324,284
Liberty Media Corp. - Liberty SiriusXM, Series C†	8,129	323,697
Nexstar Media Group, Inc.	1,018	191,760
Pearson PLC	2,537	23,404
RTL Group SA	124	4,860
Schibsted ASA, Class A	177	3,320
Schibsted ASA, Class B	336	6,039
Telenet Group Holding NV	163	2,613
Vivendi SE	2,713	25,747
Security Description	Shares or Principal Amount	Value

Media (continued)
Walt Disney Co.†	1,197	$ 127,002
Wolters Kluwer NV	880	95,618
		2,149,229
Metal Fabricate/Hardware — 0.1%
MISUMI Group, Inc.	900	22,471
NSK, Ltd.	1,600	8,976
SKF AB, Class A†	26	507
SKF AB, Class B	1,271	21,480
Tenaris SA	1,543	21,633
Timken Co.	2,646	172,996
		248,063
Mining — 0.6%
Alumina, Ltd.	7,878	8,518
Anglo American PLC	13,693	494,602
Antofagasta PLC	1,156	16,374
BHP Group, Ltd. (ASX)	16,969	466,715
BHP Group, Ltd. (LSE)	21,537	592,821
Boliden AB	916	30,489
Evolution Mining, Ltd.	6,144	11,451
Freeport-McMoRan, Inc.	5,233	165,101
Fresnillo PLC	617	5,551
Glencore PLC	36,668	207,226
IGO, Ltd.	2,259	17,526
KGHM Polska Miedz SA	456	11,429
Newcrest Mining, Ltd.	2,994	40,738
Norsk Hydro ASA	4,578	30,924
Northern Star Resources, Ltd.	3,905	21,682
Rio Tinto PLC	3,556	214,031
Rio Tinto, Ltd.	1,245	85,327
South32, Ltd.	15,568	41,570
Sumitomo Metal Mining Co., Ltd.	1,000	31,830
		2,493,905
Miscellaneous Manufacturing — 1.3%
Alfa Laval AB	998	29,995
Alstom SA	988	23,541
Carlisle Cos., Inc.	1,110	328,671
Eaton Corp. PLC	16,907	2,508,830
Indutrade AB	891	20,949
ITT, Inc.	2,926	219,538
JSR Corp.	700	19,403
Nikon Corp.	1,200	13,780
Orica, Ltd.	1,371	16,128
Siemens AG	2,679	297,452
Smiths Group PLC	1,260	23,779
Toshiba Corp.	1,400	56,792
Trane Technologies PLC	14,815	2,177,657
Trelleborg AB, Class B	814	19,973
		5,756,488
Office/Business Equipment — 0.1%
Canon, Inc.	3,500	82,813
FUJIFILM Holdings Corp.	1,400	79,961
Ricoh Co., Ltd.	2,200	17,682
Seiko Epson Corp.	1,000	14,986
Zebra Technologies Corp., Class A†	461	164,895
		360,337
Oil & Gas — 2.3%
Aker BP ASA	728	25,179
Ampol, Ltd.	799	18,893

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
BP PLC	215,427	$ 1,055,207
Chevron Corp.	9,558	1,565,409
ConocoPhillips	16,693	1,626,399
Coterra Energy, Inc.	16,404	501,798
DCC PLC	340	22,207
Diamondback Energy, Inc.	1,758	225,059
ENEOS Holdings, Inc.	10,800	41,705
Eni SpA	8,459	101,736
EOG Resources, Inc.	3,842	427,307
Equinor ASA	3,603	138,571
Galp Energia SGPS SA	1,525	16,110
Harbour Energy PLC	1,893	8,498
Idemitsu Kosan Co., Ltd.	800	20,758
Inpex Corp.	3,400	38,942
Marathon Petroleum Corp.	2,699	247,390
Neste Oyj	1,443	74,088
OMV AG	483	20,495
Phillips 66	4,501	400,589
Pioneer Natural Resources Co.	3,423	811,080
Polski Koncern Naftowy Orlen SA	1,281	20,912
Polskie Gornictwo Naftowe I Gazownictwo SA†	5,423	8,093
Repsol SA	4,711	58,766
Santos, Ltd.	9,783	50,365
Shell PLC	60,182	1,608,048
TotalEnergies SE	18,440	940,635
Var Energi ASA	775	3,102
Woodside Energy Group, Ltd. (ASX)	12,315	277,053
Woodside Energy Group, Ltd. (LSE)†	4,343	98,374
		10,452,768
Oil & Gas Services — 0.3%
Baker Hughes Co.	53,081	1,363,651
Packaging & Containers — 0.2%
D.S. Smith PLC†	4,611	16,445
Huhtamaki Oyj	322	12,548
Packaging Corp. of America	2,826	397,364
WestRock Co.	6,348	268,901
		695,258
Pharmaceuticals — 4.2%
AbbVie, Inc.	29,557	4,241,725
Alfresa Holdings Corp.	600	7,997
AmerisourceBergen Corp.	3,666	534,979
Amplifon SpA	311	10,295
Astellas Pharma, Inc.	6,100	95,661
AstraZeneca PLC	5,194	682,751
Bayer AG	3,294	191,964
BellRing Brands, Inc.†	7,164	172,939
Bristol-Myers Squibb Co.	51,127	3,772,150
Chugai Pharmaceutical Co., Ltd.	2,100	59,113
Cigna Corp.	1,111	305,925
CVS Health Corp.	6,484	620,389
Daiichi Sankyo Co., Ltd.	6,100	161,567
Dechra Pharmaceuticals PLC	364	16,381
DexCom, Inc.†	2,287	187,717
Eisai Co., Ltd.	1,000	45,812
Grifols SA†	985	14,372
Grifols SA, Class B (Preference Shares)†	876	7,858
GSK PLC	13,432	282,973
Hikma Pharmaceuticals PLC	603	12,714
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Ipsen SA	134	$ 13,552
Jazz Pharmaceuticals PLC†	1,639	255,782
Johnson & Johnson	3,821	666,841
Kobayashi Pharmaceutical Co., Ltd.	300	20,004
Kyowa Kirin Co., Ltd.	800	18,872
McKesson Corp.	885	302,298
Medipal Holdings Corp.	700	10,548
Merck & Co., Inc.	3,517	314,209
Merck KGaA	434	82,431
Nippon Shinyaku Co., Ltd.	200	12,374
Novartis AG	8,057	692,463
Novo Nordisk A/S, Class B	22,656	2,664,525
Ono Pharmaceutical Co., Ltd.	1,600	44,912
Organon & Co.	3,652	115,841
Orion Oyj, Class A	100	4,771
Orion Oyj, Class B	357	17,028
Otsuka Holdings Co., Ltd.	1,800	64,288
Recordati Industria Chimica e Farmaceutica SpA	336	14,919
Roche Holding AG (BR)	90	36,687
Roche Holding AG (NES)	4,340	1,441,230
Sanofi	3,860	384,081
Santen Pharmaceutical Co., Ltd.	1,100	8,875
Shionogi & Co., Ltd.	900	46,141
Sumitomo Dainippon Pharma Co., Ltd.	400	3,130
Taisho Pharmaceutical Holdings Co., Ltd.	300	11,930
Takeda Pharmaceutical Co., Ltd.	5,400	158,890
Teva Pharmaceutical Industries, Ltd.†	3,722	35,116
UCB SA	424	33,167
Vifor Pharma AG†	157	27,482
		18,927,669
Pipelines — 0.3%
APA Group	3,955	32,281
Cheniere Energy, Inc.	1,541	230,503
Kinder Morgan, Inc.	23,836	428,809
Williams Cos., Inc.	12,731	434,000
		1,125,593
Private Equity — 0.1%
3i Group PLC	3,263	50,597
Blackstone, Inc.	4,234	432,164
Capitaland Investment, Ltd.	8,300	23,608
EQT AB	933	25,554
Intermediate Capital Group PLC	986	18,340
Partners Group Holding AG	76	82,775
		633,038
Real Estate — 0.2%
Aroundtown SA	3,246	10,399
Azrieli Group, Ltd.	121	9,733
Castellum AB	928	14,976
CBRE Group, Inc., Class A†	4,026	344,706
CK Asset Holdings, Ltd.	7,000	49,559
Daito Trust Construction Co., Ltd.	200	18,957
Deutsche Wohnen SE	111	2,738
ESR Cayman, Ltd.*†	9,000	23,381
Fabege AB	909	9,332
Fastighets AB Balder, Class B†	2,290	14,747
Frasers Property, Ltd.	3,900	2,966
Hang Lung Properties, Ltd.	6,000	10,927

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
Henderson Land Development Co., Ltd.	5,000	$ 17,419
Hulic Co., Ltd.	1,900	15,244
Mitsubishi Estate Co., Ltd.	4,700	69,988
Mitsui Fudosan Co., Ltd.	3,300	73,836
New World Development Co., Ltd.	3,750	12,545
Nomura Real Estate Holdings, Inc.	400	9,711
REA Group, Ltd.	172	15,116
Sagax AB	259	753
Sagax AB, Class B	559	14,376
Samhallsbyggnadsbolaget i Norden AB	3,837	7,107
Samhallsbyggnadsbolaget i Norden AB	349	669
Sino Land Co., Ltd.	10,000	14,885
Sumitomo Realty & Development Co., Ltd.	1,600	44,207
Sun Hung Kai Properties, Ltd.	5,000	59,871
Swire Properties, Ltd.	3,400	8,108
Tokyu Fudosan Holdings Corp.	2,000	10,836
UOL Group, Ltd.	1,500	8,112
Vonovia SE	2,603	86,404
Wharf Holdings, Ltd.	5,000	18,317
Wharf Real Estate Investment Co., Ltd.	6,000	26,680
		1,026,605
REITS — 1.6%
Advance Residence Investment Corp.	4	11,019
American Homes 4 Rent, Class A	8,998	340,844
Apple Hospitality REIT, Inc.	10,843	180,861
Ascendas Real Estate Investment Trust	11,072	23,841
British Land Co. PLC	3,143	18,889
Brixmor Property Group, Inc.	15,220	352,800
CapitaLand Integrated Commercial Trust†	17,085	26,969
CBL & Associates Properties, Inc.	5,513	169,745
Covivio	158	10,027
Daiwa House REIT Investment Corp.	7	16,859
Derwent London PLC	377	13,195
Dexus	3,606	24,058
Federal Realty OP LP	2,434	257,055
Gecina SA	183	18,832
GLP J-REIT	15	19,723
Goodman Group	5,698	82,794
GPT Group	6,421	20,435
Japan Metropolitan Fund Investment Corp.	23	18,724
Japan Prime Realty Investment Corp.	3	9,157
Japan Real Estate Investment Corp.	4	19,288
JBG SMITH Properties	7,709	196,117
Kimco Realty Corp.	20,240	447,506
Lamar Advertising Co., Class A	2,192	221,524
Land Securities Group PLC	2,518	22,535
Link REIT	7,000	58,676
Mapletree Commercial Trust	7,300	10,054
Mid-America Apartment Communities, Inc.	1,752	325,399
Mirvac Group	13,217	19,902
Nippon Building Fund, Inc.	5	26,513
Nippon Prologis REIT, Inc.	8	20,791
Nomura Real Estate Master Fund, Inc.	16	20,032
Orix JREIT, Inc.	9	12,912
Prologis, Inc.	17,319	2,295,807
Public Storage	664	216,736
Security Description	Shares or Principal Amount	Value

REITS (continued)
Rayonier, Inc.	9,220	$ 348,055
Scentre Group	17,397	35,395
Segro PLC	4,031	54,017
Stockland†	8,001	21,556
Sun Communities, Inc.	2,585	423,837
Unibail-Rodamco-Westfield (AEX)†	383	21,737
Unibail-Rodamco-Westfield (Euronext Paris)†	8	451
United Urban Investment Corp.	10	10,894
Vicinity Centres	12,970	18,836
Warehouses De Pauw CVA	473	16,061
Welltower, Inc.	1,789	154,462
Weyerhaeuser Co.	15,619	567,282
		7,202,202
Retail — 2.4%
ABC-Mart, Inc.	200	8,463
Alimentation Couche-Tard, Inc.	1,745	77,960
AutoZone, Inc.†	326	696,789
B&M European Value Retail SA	2,853	14,795
Bath & Body Works, Inc.	5,375	191,028
Best Buy Co., Inc.	2,721	209,490
Burlington Stores, Inc.†	1,517	214,094
CarMax, Inc.†	1,810	180,167
Cie Financiere Richemont SA	1,749	211,607
Cosmos Pharmaceutical Corp.	100	10,756
Dick's Sporting Goods, Inc.	3,989	373,331
Dollar General Corp.	4,232	1,051,356
Domino's Pizza Enterprises, Ltd.	211	10,709
Fast Retailing Co., Ltd.	200	121,314
Gap, Inc.	10,270	98,797
Harvey Norman Holdings, Ltd.	2,989	8,650
Hennes & Mauritz AB, Class B	2,497	31,863
Home Depot, Inc.	1,300	391,222
Industria de Diseno Textil SA	3,761	91,353
JD Sports Fashion PLC	8,300	13,170
Kingfisher PLC	7,848	24,868
Kohl's Corp.	4,958	144,476
Lawson, Inc.	100	3,531
Lowe's Cos., Inc.	4,373	837,561
Marui Group Co., Ltd.	700	12,779
MatsukiyoCocokara & Co.	400	15,110
McDonald's Corp.	13,051	3,437,242
McDonald's Holdings Co. Japan, Ltd.	200	7,503
Moncler SpA	706	35,433
Murphy USA, Inc.	1,136	323,033
National Vision Holdings, Inc.†	2,930	85,380
Next PLC	476	39,663
Nitori Holdings Co., Ltd.	300	31,665
O'Reilly Automotive, Inc.†	393	276,511
Pan Pacific International Holdings Corp.	1,700	26,481
Pandora A/S	320	23,664
Pepco Group NV*†	227	1,662
Reece, Ltd.	952	10,200
Ross Stores, Inc.	10,859	882,402
Swatch Group AG (TRQX)	180	9,003
Swatch Group AG (XEGT)	96	25,678
Texas Roadhouse, Inc.	2,738	238,808
USS Co., Ltd.	700	13,731
Welcia Holdings Co., Ltd.	300	6,705

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Wesfarmers, Ltd.	3,800	$ 123,957
Zalando SE*†	651	18,183
		10,662,143
Semiconductors — 3.4%
Advanced Micro Devices, Inc.†	11,571	1,093,112
Advantest Corp.	600	35,520
Analog Devices, Inc.	11,742	2,019,154
ASM International NV	129	39,731
ASML Holding NV	3,864	2,218,557
Entegris, Inc.	2,242	246,396
Hamamatsu Photonics KK	400	18,163
Infineon Technologies AG	4,425	120,182
Lam Research Corp.	458	229,234
Lasertec Corp.†	300	43,841
NVIDIA Corp.	2,642	479,866
NXP Semiconductors NV	20,199	3,714,192
QUALCOMM, Inc.	2,977	431,844
Renesas Electronics Corp.†	4,700	45,280
Rohm Co., Ltd.	300	22,271
Samsung Electronics Co., Ltd. GDR*	664	774,224
STMicroelectronics NV	2,211	84,122
SUMCO Corp.	600	8,391
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,770	1,837,730
Teradyne, Inc.	4,618	465,910
Texas Instruments, Inc.	2,975	532,198
Tokyo Electron, Ltd.	2,100	728,091
Wolfspeed, Inc.†	1,844	153,605
		15,341,614
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	299	10,996
Software — 3.0%
AVEVA Group PLC	286	8,270
Capcom Co., Ltd.	400	11,102
Confluent, Inc., Class A†	6,749	171,762
Darktrace PLC†	1,053	4,822
Dassault Systemes SE	2,324	99,634
Embracer Group AB†	2,325	17,728
HubSpot, Inc.†	517	159,236
Intuit, Inc.	2,922	1,332,929
Koei Tecmo Holdings Co., Ltd.	200	6,981
Konami Holdings Corp.	400	23,626
Microsoft Corp.	35,800	10,050,492
MongoDB, Inc.†	538	168,109
Nexon Co., Ltd.	1,500	34,090
Oracle Corp. Japan	200	12,464
Sage Group PLC	3,690	31,795
SAP SE	3,665	339,699
Sega Sammy Holdings, Inc.	500	8,588
ServiceNow, Inc.†	662	295,689
Sinch AB*†	2,333	5,922
Square Enix Holdings Co., Ltd.	300	13,909
Synopsys, Inc.†	945	347,288
Take-Two Interactive Software, Inc.†	1,102	146,268
Temenos AG	225	17,870
TIS, Inc.	700	19,755
Wise PLC, Class A†	1,409	8,140
Security Description	Shares or Principal Amount	Value

Software (continued)
WiseTech Global, Ltd.	547	$ 19,405
Zoom Video Communications, Inc., Class A†	2,857	296,728
		13,652,301
Telecommunications — 1.1%
Arista Networks, Inc.†	2,030	236,759
Bezeq The Israeli Telecommunication Corp., Ltd.	6,860	11,712
BT Group PLC	29,402	58,038
Cisco Systems, Inc.	5,067	229,890
CommScope Holding Co., Inc.†	12,601	113,787
Deutsche Telekom AG	11,366	215,014
Elisa Oyj	504	27,863
Hikari Tsushin, Inc.	100	11,017
HKT Trust & HKT, Ltd.	12,000	16,818
KDDI Corp.	5,500	177,262
Koninklijke KPN NV	11,627	38,285
NICE, Ltd.†	212	44,333
Nippon Telegraph & Telephone Corp.	4,100	117,139
Nokia Oyj†	18,139	94,961
Orange SA	6,331	64,753
Proximus SADP	521	7,218
Singapore Telecommunications, Ltd.	23,600	44,605
SoftBank Corp.	9,400	108,740
SoftBank Group Corp.	4,300	182,912
Spark New Zealand, Ltd.	6,273	20,183
Swisscom AG	85	45,974
Tele2 AB, Class B	1,843	21,068
Telecom Italia SpA†	33,913	7,550
Telefonaktiebolaget LM Ericsson, Class A†	202	1,668
Telefonaktiebolaget LM Ericsson, Class B	9,681	73,397
Telefonica Deutschland Holding AG	3,090	8,208
Telefonica SA	17,959	80,194
Telekom Austria AG†	552	3,414
Telenor ASA	2,158	26,133
Telia Co. AB	8,361	30,879
Telstra Corp., Ltd.	13,613	37,078
T-Mobile US, Inc.†	8,401	1,201,847
TPG Telecom, Ltd.	1,247	5,542
Verizon Communications, Inc.	34,391	1,588,520
Vodafone Group PLC	89,830	132,530
		5,085,291
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	700	54,700
Nintendo Co., Ltd.	400	179,857
		234,557
Transportation — 1.0%
AP Moller - Maersk A/S, Series A	11	29,392
AP Moller - Maersk A/S, Series B	19	51,860
Aurizon Holdings, Ltd.	6,169	17,382
Canadian National Railway Co.	5,100	646,108
Central Japan Railway Co.	600	70,388
Deutsche Post AG	18,332	729,571
DSV A/S	698	117,324
East Japan Railway Co.	1,200	62,748
FedEx Corp.	1,916	446,600
Getlink SE	1,461	29,220
Hankyu Hanshin Holdings, Inc.	900	26,086

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Keio Corp.	400	$ 15,317
Keisei Electric Railway Co., Ltd.	500	13,690
Kintetsu Group Holdings Co., Ltd.	700	23,114
Kuehne & Nagel International AG	169	45,511
Kyushu Railway Co.	600	12,559
Mitsui OSK Lines, Ltd.	1,200	32,946
MTR Corp., Ltd.	5,000	26,436
Nagoya Railroad Co., Ltd.	700	11,257
Nippon Express Holdings, Inc.	300	17,877
Nippon Yusen KK	600	47,180
Norfolk Southern Corp.	7,164	1,799,382
Odakyu Electric Railway Co., Ltd.	1,200	17,200
Old Dominion Freight Line, Inc.	472	143,257
Poste Italiane SpA*	1,533	12,903
Royal Mail PLC	2,648	9,176
Seibu Holdings, Inc.	900	9,097
SG Holdings Co., Ltd.	1,700	32,413
Tobu Railway Co., Ltd.	700	16,604
Tokyu Corp.	1,900	23,277
West Japan Railway Co.	900	33,046
Yamato Holdings Co., Ltd.	800	14,041
		4,582,962
Water — 0.0%
Severn Trent PLC	850	30,527
United Utilities Group PLC	2,346	31,188
Veolia Environnement SA	2,207	55,354
		117,069
Total Common Stocks (cost $279,271,767)		267,539,213
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)† (cost $8,477)	20,205	4,231
CORPORATE BONDS & NOTES — 17.2%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 150,000	139,098
Lamar Media Corp.
4.88%, 01/15/2029	115,000	111,837
		250,935
Aerospace/Defense — 0.5%
BAE Systems PLC
3.40%, 04/15/2030*	45,000	42,605
Boeing Co.
2.20%, 02/04/2026	290,000	270,366
3.75%, 02/01/2050	50,000	38,216
3.95%, 08/01/2059	205,000	150,054
5.04%, 05/01/2027	120,000	122,373
Howmet Aerospace, Inc.
6.75%, 01/15/2028	90,000	94,815
L3Harris Technologies, Inc.
4.40%, 06/15/2028	80,000	80,646
Northrop Grumman Corp.
4.40%, 05/01/2030	105,000	108,507
Raytheon Technologies Corp.
2.38%, 03/15/2032	135,000	119,452
Security Description	Shares or Principal Amount	Value

Aerospace/Defense (continued)
3.20%, 03/15/2024	$ 324,000	$ 323,351
4.13%, 11/16/2028	670,000	679,780
		2,030,165
Agriculture — 0.3%
Altria Group, Inc.
2.45%, 02/04/2032	125,000	98,640
BAT Capital Corp.
3.22%, 09/06/2026	100,000	94,735
3.46%, 09/06/2029	165,000	144,220
4.39%, 08/15/2037	408,000	338,039
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	250,000	233,890
Imperial Brands Finance PLC
3.13%, 07/26/2024*	200,000	193,343
Philip Morris International, Inc.
1.50%, 05/01/2025	20,000	18,924
3.88%, 08/21/2042	100,000	78,918
		1,200,709
Airlines — 0.0%
American Airlines Pass-Through Trust
4.95%, 07/15/2024	60,415	59,269
United Airlines Pass-Through Trust
3.50%, 09/01/2031	83,389	76,873
		136,142
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	18,954
5.88%, 06/01/2029*	110,000	108,263
American Honda Finance Corp.
2.30%, 09/09/2026	250,000	238,350
General Motors Co.
6.13%, 10/01/2025	13,000	13,665
General Motors Financial Co., Inc.
2.75%, 06/20/2025	60,000	57,360
3.95%, 04/13/2024	30,000	29,937
Hyundai Capital America
1.15%, 11/10/2022*	89,000	88,398
		554,927
Auto Parts & Equipment — 0.0%
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	115,000	103,212
Banks — 5.4%
ABN AMRO Bank NV
1.54%, 06/16/2027*	400,000	355,968
Banco Santander SA
1.72%, 09/14/2027	200,000	176,568
1.85%, 03/25/2026	200,000	181,918
Bank of America Corp.
1.73%, 07/22/2027	1,195,000	1,084,209
1.90%, 07/23/2031	87,000	72,001
2.30%, 07/21/2032	43,000	36,166
2.55%, 02/04/2028	260,000	241,553
2.59%, 04/29/2031	160,000	140,290
2.65%, 03/11/2032	660,000	574,232
2.69%, 04/22/2032	55,000	47,911
3.00%, 12/20/2023	69,000	68,817
3.50%, 04/19/2026	250,000	249,086
3.55%, 03/05/2024	5,000	4,991
3.82%, 01/20/2028	140,000	137,403

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
3.97%, 02/07/2030	$ 250,000	$ 242,635
Bank of New York Mellon Corp.
2.20%, 08/16/2023	250,000	247,969
BNP Paribas SA
2.22%, 06/09/2026*	305,000	284,903
BPCE SA
1.65%, 10/06/2026*	250,000	225,798
BPCE SA FRS
2.96%, (3 ML+1.24%), 09/12/2023*	250,000	250,175
Canadian Imperial Bank of Commerce FRS
2.75%, (SOFR+0.80%), 03/17/2023	251,000	250,917
Citigroup, Inc.
0.98%, 05/01/2025	150,000	142,018
1.46%, 06/09/2027	155,000	139,545
2.01%, 01/25/2026	460,000	436,473
2.52%, 11/03/2032	230,000	195,023
3.11%, 04/08/2026	765,000	743,537
3.20%, 10/21/2026	45,000	43,988
3.89%, 01/10/2028	95,000	92,952
3.98%, 03/20/2030	115,000	111,482
4.45%, 09/29/2027	250,000	250,731
Citigroup, Inc. FRS
3.01%, (3 ML+1.43%), 09/01/2023	200,000	199,924
Credit Agricole SA
1.25%, 01/26/2027*	250,000	222,538
1.91%, 06/16/2026*	250,000	231,060
Credit Suisse Group AG
1.31%, 02/02/2027*	320,000	275,743
3.00%, 12/14/2023*	415,000	412,622
7.50%, 12/11/2023*(2)	200,000	196,355
Deutsche Bank AG
2.31%, 11/16/2027	395,000	342,952
Fifth Third Bank
2.25%, 02/01/2027	250,000	234,673
Goldman Sachs Group, Inc.
0.66%, 09/10/2024	250,000	240,190
1.09%, 12/09/2026	250,000	225,795
1.54%, 09/10/2027	505,000	451,896
1.95%, 10/21/2027	100,000	91,260
1.99%, 01/27/2032	535,000	441,237
2.62%, 04/22/2032	35,000	30,248
2.64%, 02/24/2028	190,000	177,060
3.10%, 02/24/2033	260,000	232,731
3.50%, 04/01/2025	315,000	313,281
3.62%, 03/15/2028	140,000	135,998
4.39%, 06/15/2027	270,000	271,594
HSBC Holdings PLC
1.65%, 04/18/2026	200,000	184,388
2.01%, 09/22/2028	200,000	174,186
2.25%, 11/22/2027	620,000	559,719
3.80%, 03/11/2025	250,000	246,846
Lloyds Banking Group PLC
1.63%, 05/11/2027	200,000	179,996
Macquarie Group, Ltd.
2.69%, 06/23/2032*	210,000	175,403
3.19%, 11/28/2023*	330,000	329,158
Mitsubishi UFJ Financial Group, Inc. FRS
3.63%, (3 ML+0.86%), 07/26/2023	25,000	25,021
Security Description	Shares or Principal Amount	Value

Banks (continued)
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	$ 295,000	$ 260,772
Morgan Stanley
1.59%, 05/04/2027	140,000	127,504
1.93%, 04/28/2032	595,000	490,811
2.24%, 07/21/2032	70,000	59,194
2.51%, 10/20/2032	37,000	31,833
2.70%, 01/22/2031	85,000	76,096
2.72%, 07/22/2025	570,000	554,894
3.59%, 07/22/2028	160,000	154,822
3.74%, 04/24/2024	5,000	4,991
3.97%, 07/22/2038	90,000	84,895
4.21%, 04/20/2028	67,000	67,012
6.25%, 08/09/2026	250,000	270,638
Morgan Stanley FRS
4.18%, (3 ML+1.40%), 10/24/2023	250,000	250,254
NatWest Group PLC
1.64%, 06/14/2027	450,000	401,245
4.27%, 03/22/2025	255,000	252,738
NatWest Markets PLC
0.80%, 08/12/2024*	250,000	233,100
3.63%, 09/29/2022*	200,000	200,061
PNC Financial Services Group, Inc. FRS
6.46%, (3 ML+3.68%), 11/01/2022(2)	250,000	247,848
Santander UK Group Holdings PLC
1.09%, 03/15/2025	350,000	328,944
Societe Generale SA
1.49%, 12/14/2026*	200,000	178,050
1.79%, 06/09/2027*	200,000	176,701
2.63%, 01/22/2025*	205,000	195,949
2.80%, 01/19/2028*	400,000	362,218
4.00%, 01/12/2027*	200,000	193,287
Standard Chartered PLC
0.99%, 01/12/2025*	250,000	236,684
1.46%, 01/14/2027*	600,000	535,627
1.82%, 11/23/2025*	310,000	288,955
2.82%, 01/30/2026*	210,000	200,183
State Street Corp.
3.10%, 05/15/2023	250,000	250,438
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/2025	450,000	433,061
Truist Financial Corp.
4.00%, 05/01/2025	55,000	55,528
UBS Group AG
1.49%, 08/10/2027*	310,000	275,329
2.86%, 08/15/2023*	285,000	284,922
US Bancorp
3.60%, 09/11/2024	500,000	501,989
Wells Fargo & Co.
2.16%, 02/11/2026	285,000	271,593
2.19%, 04/30/2026	300,000	284,529
2.41%, 10/30/2025	375,000	360,891
2.57%, 02/11/2031	575,000	507,182
3.58%, 05/22/2028	250,000	241,847
Westpac Banking Corp.
4.32%, 11/23/2031	586,000	569,563
		24,133,311
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	940,000	968,215

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	$ 55,000	$ 56,277
Constellation Brands, Inc.
3.15%, 08/01/2029	60,000	56,012
		1,080,504
Biotechnology — 0.2%
Amgen, Inc.
2.45%, 02/21/2030	250,000	227,763
Biogen, Inc.
2.25%, 05/01/2030	9,000	7,701
Gilead Sciences, Inc.
0.75%, 09/29/2023	188,000	182,630
3.50%, 02/01/2025	250,000	250,954
		669,048
Building Materials — 0.0%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	130,000	111,251
Standard Industries, Inc.
4.75%, 01/15/2028*	83,000	78,850
		190,101
Chemicals — 0.2%
Chemours Co.
5.75%, 11/15/2028*	80,000	76,400
H.B. Fuller Co.
4.25%, 10/15/2028	250,000	222,500
NOVA Chemicals Corp.
5.25%, 06/01/2027*	85,000	81,515
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.38%, 09/01/2025*	115,000	99,188
Westlake Corp.
3.60%, 08/15/2026	250,000	246,842
		726,445
Commercial Services — 0.2%
Ford Foundation
2.82%, 06/01/2070	65,000	46,552
Gartner, Inc.
4.50%, 07/01/2028*	135,000	129,676
Global Payments, Inc.
2.90%, 05/15/2030 to 11/15/2031	365,000	313,408
3.20%, 08/15/2029	70,000	62,374
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/2028*	50,000	49,000
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	190,000	193,091
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	99,834
University of Southern California
2.81%, 10/01/2050	125,000	98,514
3.23%, 10/01/2120	50,000	34,206
		1,026,655
Computers — 0.3%
Apple, Inc.
1.13%, 05/11/2025	300,000	284,950
2.85%, 08/05/2061	170,000	133,314
Security Description	Shares or Principal Amount	Value

Computers (continued)
2.95%, 09/11/2049	$ 95,000	$ 79,459
3.20%, 05/11/2027	250,000	251,913
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	415,000	440,852
Leidos, Inc.
2.30%, 02/15/2031	40,000	33,107
NCR Corp.
6.13%, 09/01/2029*	120,000	116,832
		1,340,427
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	125,000	122,569
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
3.30%, 01/30/2032	150,000	126,194
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/2025	190,000	183,021
Air Lease Corp.
2.30%, 02/01/2025	235,000	222,272
3.25%, 10/01/2029	25,000	21,743
Air Lease Corp. FRS
2.18%, (3 ML+0.35%), 12/15/2022	20,000	19,965
CDP Financial, Inc.
3.15%, 07/24/2024*	250,000	249,737
OneMain Finance Corp.
6.63%, 01/15/2028	45,000	42,118
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
3.63%, 03/01/2029*	135,000	115,425
		980,475
Electric — 1.2%
AES Corp.
1.38%, 01/15/2026	150,000	135,225
AES Panama Generation Holdings SRL
4.38%, 05/31/2030*	230,000	188,416
Alfa Desarrollo SpA
4.55%, 09/27/2051*	199,461	143,612
Alliant Energy Finance LLC
3.75%, 06/15/2023*	216,000	215,321
Ameren Corp.
3.50%, 01/15/2031	140,000	132,859
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	65,308
Black Hills Corp.
4.25%, 11/30/2023	250,000	251,184
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	9,526
Commonwealth Edison Co.
3.70%, 03/01/2045	45,000	39,922
Constellation Energy Generation LLC
5.60%, 06/15/2042	30,000	29,748
Duke Energy Corp.
3.50%, 06/15/2051	105,000	84,710
3.95%, 08/15/2047	35,000	30,217
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	326,786
Emera US Finance LP
2.64%, 06/15/2031	210,000	180,534

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
4.75%, 06/15/2046	$ 85,000	$ 78,833
Entergy Louisiana LLC
4.00%, 03/15/2033	30,000	29,885
4.95%, 01/15/2045	120,000	117,179
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	25,345
Entergy Texas, Inc.
1.75%, 03/15/2031	235,000	196,624
Florida Power & Light Co. FRS
2.54%, (SOFR+0.25%), 05/10/2023	100,000	99,566
Fortis, Inc.
3.06%, 10/04/2026	150,000	143,181
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	126,793
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	55,000	48,573
4.30%, 01/15/2026*	35,000	35,083
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	43,601
NRG Energy, Inc.
3.63%, 02/15/2031*	65,000	54,444
5.75%, 01/15/2028	35,000	33,796
Ohio Power Co.
2.90%, 10/01/2051	65,000	49,390
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	500,000	555,221
Pacific Gas & Electric Co.
4.00%, 12/01/2046	265,000	191,261
4.60%, 06/15/2043	72,000	57,266
PacifiCorp
4.13%, 01/15/2049	105,000	99,981
5.25%, 06/15/2035	500,000	530,033
Potomac Electric Power Co.
3.60%, 03/15/2024	90,000	90,301
PPL Electric Utilities Corp.
3.95%, 06/01/2047	250,000	232,406
Public Service Co. of Colorado
1.88%, 06/15/2031	250,000	216,689
Public Service Co. of Oklahoma
2.20%, 08/15/2031	115,000	99,371
Public Service Electric and Gas Co.
2.70%, 05/01/2050	175,000	132,261
Southern California Edison Co.
3.60%, 02/01/2045	156,000	123,585
4.13%, 03/01/2048	70,000	60,267
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025*	125,000	124,123
Vista Operations Co. LLC
3.70%, 01/30/2027*	65,000	61,011
Vistra Operations Co. LLC
5.63%, 02/15/2027*	70,000	70,225
		5,559,662
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	175,000	149,160
WESCO Distribution, Inc.
7.13%, 06/15/2025*	95,000	98,192
		247,352
Security Description	Shares or Principal Amount	Value

Electronics — 0.1%
Honeywell International, Inc.
0.48%, 08/19/2022	$ 26,000	$ 25,973
Imola Merger Corp.
4.75%, 05/15/2029*	115,000	107,011
Sensata Technologies BV
5.63%, 11/01/2024*	55,000	55,484
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	74,233
		262,701
Entertainment — 0.2%
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	133,350
Magallanes, Inc.
3.76%, 03/15/2027*	490,000	471,067
4.28%, 03/15/2032*	420,000	391,999
Six Flags Theme Parks, Inc.
7.00%, 07/01/2025*	38,000	39,079
		1,035,495
Environmental Control — 0.1%
GFL Environmental, Inc.
3.75%, 08/01/2025*	150,000	145,592
Waste Pro USA, Inc.
5.50%, 02/15/2026*	250,000	231,250
		376,842
Food — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	167,000	157,722
Kraft Heinz Foods Co.
4.63%, 10/01/2039	61,000	56,048
Lamb Weston Holdings, Inc.
4.88%, 05/15/2028*	110,000	107,083
McCormick & Co., Inc.
3.15%, 08/15/2024	35,000	34,653
Nestle Holdings, Inc.
0.38%, 01/15/2024*	150,000	144,087
0.61%, 09/14/2024*	250,000	236,704
Post Holdings, Inc.
5.63%, 01/15/2028*	75,000	73,875
5.75%, 03/01/2027*	16,000	15,960
		826,132
Gas — 0.2%
Atmos Energy Corp. FRS
2.07%, (3 ML+0.38%), 03/09/2023	145,000	144,764
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	54,477
CenterPoint Energy Resources Corp. FRS
2.11%, (3 ML+0.50%), 03/02/2023	40,000	39,891
NiSource, Inc.
2.95%, 09/01/2029	90,000	82,631
3.60%, 05/01/2030	250,000	238,218
ONE Gas, Inc.
0.85%, 03/11/2023	230,000	226,115
ONE Gas, Inc. FRS
2.33%, (3 ML+0.61%), 03/11/2023	30,000	29,895

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas (continued)
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	$ 40,000	$ 29,577
		845,568
Healthcare-Products — 0.4%
Avantor Funding, Inc.
4.63%, 07/15/2028*	165,000	158,219
Danaher Corp.
2.80%, 12/10/2051	20,000	15,524
Hologic, Inc.
3.25%, 02/15/2029*	145,000	131,617
4.63%, 02/01/2028*	250,000	242,938
Medtronic, Inc.
4.38%, 03/15/2035	500,000	527,176
PerkinElmer, Inc.
0.55%, 09/15/2023	250,000	240,973
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	355,000	304,263
		1,620,710
Healthcare-Services — 0.6%
Aetna, Inc.
3.88%, 08/15/2047	120,000	104,132
BayCare Health System, Inc.
3.83%, 11/15/2050	55,000	49,230
BHSH System Obligated Group
3.49%, 07/15/2049	100,000	83,971
Centene Corp.
4.63%, 12/15/2029	220,000	216,884
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	106,120
DaVita, Inc.
3.75%, 02/15/2031*	215,000	163,400
Elevance Health, Inc.
1.50%, 03/15/2026	135,000	125,815
2.55%, 03/15/2031	100,000	89,863
Encompass Health Corp.
4.50%, 02/01/2028	135,000	124,902
4.63%, 04/01/2031	400,000	359,104
HCA, Inc.
2.38%, 07/15/2031	230,000	190,177
3.50%, 09/01/2030	10,000	9,125
5.38%, 02/01/2025	153,000	156,064
5.50%, 06/15/2047	85,000	82,789
5.63%, 09/01/2028	90,000	93,059
Memorial Health Services
3.45%, 11/01/2049	60,000	50,636
MultiCare Health System
2.80%, 08/15/2050	75,000	54,897
Roche Holdings, Inc.
2.61%, 12/13/2051*	200,000	153,345
Tenet Healthcare Corp.
4.88%, 01/01/2026*	160,000	158,651
Texas Health Resources
3.37%, 11/15/2051	45,000	36,631
Trinity Health Corp.
3.43%, 12/01/2048	25,000	21,742
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
UnitedHealth Group, Inc.
2.75%, 05/15/2040	$ 44,000	$ 36,104
3.50%, 08/15/2039	300,000	274,854
		2,741,495
Holding Companies-Diversified — 0.1%
CK Hutchison International 17 II, Ltd.
2.75%, 03/29/2023*	270,000	268,788
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
4.00%, 04/15/2029*	140,000	120,618
Household Products/Wares — 0.1%
ACCO Brands Corp.
4.25%, 03/15/2029*	170,000	147,298
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	134,784
Spectrum Brands, Inc.
5.00%, 10/01/2029*	110,000	98,725
5.75%, 07/15/2025	3,000	2,986
		383,793
Housewares — 0.0%
Newell Rubbermaid, Inc.
5.75%, 04/01/2046	50,000	42,819
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	135,000	115,425
		158,244
Insurance — 0.2%
Allstate Corp. FRS
2.86%, (3 ML+0.63%), 03/29/2023	250,000	249,552
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	70,000	53,926
Fidelity National Financial, Inc.
2.45%, 03/15/2031	250,000	205,173
MassMutual Global Funding II
2.75%, 06/22/2024*	200,000	196,656
Reliance Standard Life Global Funding II
2.15%, 01/21/2023*	51,000	50,585
		755,892
Internet — 0.2%
Amazon.com, Inc.
3.10%, 05/12/2051	60,000	50,982
4.05%, 08/22/2047	500,000	499,062
Netflix, Inc.
4.88%, 04/15/2028	185,000	183,683
VeriSign, Inc.
5.25%, 04/01/2025	250,000	255,211
		988,938
Investment Companies — 0.0%
Huarong Finance 2019 Co., Ltd.
3.88%, 11/13/2029	200,000	153,000
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	165,000	154,004
Vale Overseas, Ltd.
3.75%, 07/08/2030	98,000	88,890
		242,894

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 06/15/2031*	$ 250,000	$ 230,057
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	167,025
MGM Resorts International
4.63%, 09/01/2026	15,000	13,947
Wynn Las Vegas LLC
5.50%, 03/01/2025*	30,000	29,557
		440,586
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.
4.13%, 04/15/2029*	150,000	140,865
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	250,000	222,230
5.13%, 05/01/2027*	150,000	147,119
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	410,000	349,321
2.80%, 04/01/2031	380,000	320,964
3.50%, 06/01/2041	40,000	29,499
4.91%, 07/23/2025	105,000	106,505
5.38%, 05/01/2047	40,000	35,483
Comcast Corp.
1.95%, 01/15/2031	235,000	203,970
2.35%, 01/15/2027	240,000	229,786
2.45%, 08/15/2052	30,000	21,019
2.80%, 01/15/2051	70,000	52,122
2.94%, 11/01/2056	155,000	114,640
3.30%, 02/01/2027	250,000	248,493
CSC Holdings LLC
6.50%, 02/01/2029*	200,000	193,898
Discovery Communications LLC
4.00%, 09/15/2055	115,000	84,320
DISH DBS Corp.
5.88%, 11/15/2024	205,000	188,585
7.75%, 07/01/2026	40,000	33,180
iHeartCommunications, Inc.
5.25%, 08/15/2027*	135,000	122,972
News Corp.
3.88%, 05/15/2029*	120,000	110,689
Nexstar Media, Inc.
5.63%, 07/15/2027*	55,000	55,000
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	170,000	152,512
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	232,250
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	52,617
5.50%, 09/01/2041	80,000	72,975
6.55%, 05/01/2037	250,000	261,341
Univision Communications, Inc.
4.50%, 05/01/2029*	120,000	107,888
Videotron, Ltd.
5.13%, 04/15/2027*	95,000	92,150
Security Description	Shares or Principal Amount	Value

Media (continued)
Walt Disney Co.
1.75%, 01/13/2026	$ 250,000	$ 237,682
8.88%, 04/26/2023	68,000	71,166
		4,150,376
Mining — 0.3%
Arconic Corp.
6.13%, 02/15/2028*	190,000	189,892
Freeport-McMoRan, Inc.
5.40%, 11/14/2034	170,000	169,504
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	205,572
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	250,000	194,375
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025*	200,000	201,800
Kaiser Aluminum Corp.
4.63%, 03/01/2028*	125,000	106,801
Minera Mexico SA de CV
4.50%, 01/26/2050*	230,000	181,817
		1,249,761
Miscellaneous Manufacturing — 0.0%
General Electric Co.
6.75%, 03/15/2032	160,000	186,429
Oil & Gas — 0.5%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	345,000	315,396
3.59%, 04/14/2027	495,000	498,668
BP Capital Markets PLC
4.38%, 06/22/2025(2)	315,000	309,266
4.88%, 03/22/2030(2)	58,000	52,614
Diamondback Energy, Inc.
3.50%, 12/01/2029	180,000	169,499
Exxon Mobil Corp.
2.61%, 10/15/2030	165,000	153,849
Lundin Energy Finance BV
3.10%, 07/15/2031*	205,000	177,150
Petroleos Mexicanos
5.50%, 06/27/2044	10,000	6,335
5.95%, 01/28/2031	205,000	159,131
6.50%, 03/13/2027	129,000	116,539
Shell International Finance BV
3.75%, 09/12/2046	63,000	56,705
Suncor Energy, Inc.
4.00%, 11/15/2047	250,000	220,490
Total Capital International SA
2.83%, 01/10/2030	115,000	108,154
		2,343,796
Oil & Gas Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/2027	70,000	67,835
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*	200,000	176,000
LABL, Inc.
6.75%, 07/15/2026*	110,000	106,618

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	$ 110,000	$ 105,800
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU
4.00%, 10/15/2027*	120,000	105,728
		494,146
Pharmaceuticals — 0.8%
AbbVie, Inc.
2.90%, 11/06/2022	77,000	76,935
3.20%, 11/21/2029	816,000	777,728
3.60%, 05/14/2025	230,000	230,024
4.05%, 11/21/2039	185,000	175,201
AmerisourceBergen Corp.
0.74%, 03/15/2023	21,000	20,622
AstraZeneca PLC
1.38%, 08/06/2030	155,000	133,637
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	45,000	35,685
7.00%, 01/15/2028*	120,000	66,600
Becton Dickinson and Co.
1.96%, 02/11/2031	125,000	106,307
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	386,000	385,025
CVS Health Corp.
1.75%, 08/21/2030	245,000	206,130
2.63%, 08/15/2024	250,000	247,058
3.00%, 08/15/2026	30,000	29,263
4.30%, 03/25/2028	98,000	99,616
5.05%, 03/25/2048	105,000	106,861
CVS Pass-Through Trust
7.51%, 01/10/2032*	49,104	54,180
Eli Lilly and Co.
2.25%, 05/15/2050	55,000	41,178
Merck & Co., Inc.
2.15%, 12/10/2031	285,000	254,810
2.35%, 06/24/2040	35,000	27,526
2.75%, 12/10/2051	110,000	86,272
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	42,000	41,595
3.20%, 09/23/2026	295,000	287,165
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	330,000	286,977
		3,776,395
Pipelines — 0.7%
Buckeye Partners LP
3.95%, 12/01/2026	250,000	231,599
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	230,000	233,829
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	29,000	29,313
DCP Midstream Operating LP
5.13%, 05/15/2029	60,000	58,749
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	129,606
El Paso Natural Gas Co. LLC
7.50%, 11/15/2026	500,000	560,197
Energy Transfer LP
4.20%, 04/15/2027	81,000	79,359
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
5.15%, 02/01/2043	$ 55,000	$ 48,966
5.30%, 04/01/2044	140,000	127,286
5.80%, 06/15/2038	65,000	63,514
EQM Midstream Partners LP
4.50%, 01/15/2029*	200,000	179,000
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034*	294,023	256,266
MPLX LP
4.13%, 03/01/2027	65,000	64,301
NGPL PipeCo LLC
4.88%, 08/15/2027*	250,000	250,485
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	54,515
ONEOK Partners LP
5.00%, 09/15/2023	250,000	253,556
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	215,000	224,337
Spectra Energy Partners LP
4.50%, 03/15/2045	65,000	60,023
TransCanada PipeLines, Ltd.
4.63%, 03/01/2034	45,000	45,538
Williams Cos., Inc.
2.60%, 03/15/2031	190,000	165,290
		3,115,729
REITS — 0.5%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	250,000	228,751
American Tower Corp.
2.10%, 06/15/2030	35,000	29,293
2.40%, 03/15/2025	200,000	191,691
3.10%, 06/15/2050	40,000	29,576
3.60%, 01/15/2028	95,000	90,937
3.95%, 03/15/2029	120,000	115,930
Crown Castle, Inc.
2.25%, 01/15/2031	295,000	250,536
4.15%, 07/01/2050	15,000	13,087
Crown Castle, Inc.
3.30%, 07/01/2030	35,000	32,129
Physicians Realty LP
4.30%, 03/15/2027	500,000	496,355
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	115,000	110,975
SBA Tower Trust
2.84%, 01/15/2025*	225,000	217,628
UDR, Inc.
2.10%, 06/15/2033	85,000	66,834
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	110,000	104,827
5.75%, 02/01/2027*	40,000	39,831
		2,018,380
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	125,000	109,062
7-Eleven, Inc.
2.80%, 02/10/2051*	60,000	41,506
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	165,000	150,985
AutoZone, Inc.
2.88%, 01/15/2023	74,000	73,860

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Bath & Body Works, Inc.
6.88%, 11/01/2035	$ 95,000	$ 87,080
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	102,857
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	118,225
Lowe's Cos, Inc.
3.75%, 04/01/2032	65,000	63,192
Staples, Inc.
7.50%, 04/15/2026*	35,000	30,855
		777,622
Savings & Loans — 0.0%
Nationwide Building Society
3.77%, 03/08/2024*	200,000	199,341
Semiconductors — 0.2%
Broadcom, Inc.
1.95%, 02/15/2028*	325,000	285,786
Microchip Technology, Inc.
0.97%, 02/15/2024	220,000	209,805
NVIDIA Corp.
2.00%, 06/15/2031	250,000	223,038
ON Semiconductor Corp.
3.88%, 09/01/2028*	105,000	97,207
		815,836
Software — 0.2%
Activision Blizzard, Inc.
2.50%, 09/15/2050	336,000	246,481
Fidelity National Information Services, Inc.
0.38%, 03/01/2023	50,000	49,095
1.15%, 03/01/2026	170,000	154,303
Microsoft Corp.
2.92%, 03/17/2052	68,000	57,478
3.45%, 08/08/2036	62,000	61,887
Oracle Corp.
3.60%, 04/01/2040	285,000	222,469
Roper Technologies, Inc.
3.13%, 11/15/2022	24,000	23,999
VMware, Inc.
2.20%, 08/15/2031	120,000	97,632
4.65%, 05/15/2027	125,000	126,725
		1,040,069
Telecommunications — 1.0%
AT&T, Inc.
2.55%, 12/01/2033	178,000	151,009
2.75%, 06/01/2031	300,000	269,308
3.50%, 06/01/2041 to 09/15/2053	280,000	228,810
3.55%, 09/15/2055	370,000	288,791
CommScope Technologies LLC
5.00%, 03/15/2027*	250,000	205,546
6.00%, 06/15/2025*	39,000	36,075
CommScope, Inc.
6.00%, 03/01/2026*	40,000	38,900
Corning, Inc.
4.75%, 03/15/2042	250,000	242,838
Crown Castle Towers LLC
4.24%, 07/15/2048*	250,000	244,099
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	$ 155,000	$ 150,450
Level 3 Financing, Inc.
5.25%, 03/15/2026	50,000	49,500
Lumen Technologies, Inc.
4.00%, 02/15/2027*	125,000	115,313
Rogers Communications, Inc.
3.80%, 03/15/2032*	160,000	155,161
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	97,125
Sprint Corp.
7.63%, 02/15/2025 to 03/01/2026	120,000	130,023
7.88%, 09/15/2023	250,000	258,996
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74%, 03/20/2025*	171,875	172,714
Telecom Italia Capital SA
6.00%, 09/30/2034	40,000	31,513
Telefonica Emisiones SAU
4.67%, 03/06/2038	300,000	272,928
T-Mobile USA, Inc.
2.05%, 02/15/2028	335,000	299,080
3.75%, 04/15/2027	81,000	79,797
3.88%, 04/15/2030	85,000	81,820
4.75%, 02/01/2028	45,000	44,916
Verizon Communications, Inc.
2.36%, 03/15/2032	925,000	800,360
2.99%, 10/30/2056	125,000	91,696
Vodafone Group PLC
4.25%, 09/17/2050	40,000	35,265
		4,572,033
Transportation — 0.2%
Canadian Pacific Railway Co.
2.45%, 12/02/2031	285,000	256,548
3.10%, 12/02/2051	80,000	63,960
CSX Corp.
2.50%, 05/15/2051	320,000	229,086
Kansas City Southern
3.50%, 05/01/2050	80,000	66,676
Ryder System, Inc.
3.40%, 03/01/2023	71,000	70,938
Union Pacific Corp.
3.55%, 08/15/2039	195,000	177,634
XPO Logistics, Inc.
6.25%, 05/01/2025*	68,000	69,020
		933,862
Total Corporate Bonds & Notes (cost $84,248,035)		77,456,810
ASSET BACKED SECURITIES — 3.9%
Auto Loan Receivables — 3.5%
American Credit Acceptance Receivables Trust
Series 2021-1, Class B 0.61%, 03/13/2025*	238,001	237,571
Series 2021-1, Class C 0.83%, 03/15/2027*	1,378,000	1,349,774
Series 2021-2, Class C 0.97%, 07/13/2027*	329,000	320,000

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2020-4, Class C 1.31%, 12/14/2026*	$ 294,845	$ 290,463
Series 2021-3, Class D 1.34%, 11/15/2027*	1,095,000	1,026,146
Series 2020-3, Class C 1.85%, 06/15/2026*	224,181	222,066
Series 2019-4, Class C 2.69%, 12/12/2025*	17,384	17,378
Series 2019-3, Class D 2.89%, 09/12/2025*	119,285	118,954
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C 0.89%, 10/19/2026	590,000	554,550
Carmax Auto Owner Trust
Series 2021-1, Class C 0.94%, 12/15/2026	450,000	419,112
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A 0.96%, 02/15/2030*	273,000	261,595
Series 2021-3A, Class A 1.00%, 05/15/2030*	302,000	289,029
Drive Auto Receivables Trust
Series 2020-2, Class C 2.28%, 08/17/2026	80,000	79,618
Series 2019-4, Class D 2.70%, 02/16/2027	125,000	123,645
DT Auto Owner Trust
Series 2021-1A, Class C 0.84%, 10/15/2026*	118,000	112,810
Series 2021-2A, Class C 1.10%, 02/16/2027*	108,000	102,814
Series 2021-3A, Class D 1.31%, 05/17/2027*	600,000	546,839
Series 2020-3A, Class C 1.47%, 06/15/2026*	495,000	482,005
Series 2020-2A, Class B 2.08%, 03/16/2026*	25,111	25,077
Series 2020-1A, Class D 2.55%, 11/17/2025*	1,065,000	1,038,529
Series 2019-3A, Class C 2.74%, 04/15/2025*	23,655	23,641
Series 2020-2A, Class C 3.28%, 03/16/2026*	613,000	607,533
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	229,000	221,215
Series 2020-3A, Class C 1.32%, 07/15/2025	554,687	548,885
Series 2020-2A, Class C 3.28%, 05/15/2025*	76,259	76,157
Flagship Credit Auto Trust
Series 2019-4, Class C 2.77%, 12/15/2025*	360,000	357,177
Series 2019-2, Class C 3.09%, 05/15/2025*	160,420	159,662
Ford Credit Auto Owner Trust
Series 2021-1, Class A 1.37%, 10/17/2033*	100,000	92,166
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
GLS Auto Receivables Trust
Series 2021-2A, Class B 0.77%, 09/15/2025*	$ 236,000	$ 231,419
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A 0.87%, 07/14/2028*	250,000	236,766
Santander Drive Auto Receivables Trust
Series 2021-3, Class A3 0.33%, 03/17/2025	175,053	174,401
Series 2021-3, Class B 0.60%, 12/15/2025	349,000	343,521
Series 2021-3, Class C 0.95%, 09/15/2027	305,000	294,024
Series 2021-1, Class D 1.13%, 11/16/2026	100,000	95,538
Series 2020-4, Class D 1.48%, 01/15/2027	790,000	760,380
Series 2020-3, Class D 1.64%, 11/16/2026	530,000	514,168
Tesla Auto Lease Trust
Series 2021-A, Class B 1.02%, 03/20/2025*	128,000	122,078
Series 2021-A, Class C 1.18%, 03/20/2025*	295,000	278,350
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.56%, 11/25/2031*	250,000	245,542
Westlake Automobile Receivables Trust
Series 2021-2A, Class C 0.89%, 07/15/2026*	493,000	468,943
Series 2021-1A, Class C 0.95%, 03/16/2026*	1,235,000	1,187,694
Series 2021-1A, Class D 1.23%, 04/15/2026*	322,000	304,772
Series 2020-2A, Class C 2.01%, 07/15/2025*	755,000	746,492
		15,708,499
Home Equity — 0.0%
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 3.11%, (1 ML+0.86%), 11/25/2034	15,483	14,776
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 2.63%, (1 ML+0.37%), 08/25/2035	123,358	111,343
		126,119
Other Asset Backed Securities — 0.4%
BSPRT Issuer, Ltd. FRS
Series 2021-FL7, Class A 3.32%, (1 ML+1.32%), 12/15/2038*	340,500	328,637
CCG Receivables Trust
Series 2021-1, Class A2 0.30%, 06/14/2027*	53,342	51,864
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	96,451	86,371
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	32,643	30,854
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	28,529	27,994

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Commonbond Student Loan Trust FRS
Series 2018-AGS, Class A2 2.76%, (1 ML+0.50%), 02/25/2044*	$ 35,604	$ 35,069
First Franklin Mtg. Loan Trust FRS
Series 2004-FF4, Class M1 3.11%, (1 ML+0.86%), 06/25/2034	7,199	7,173
GSAMP Trust FRS
Series 2006-FM1, Class A2C 2.58%, (1 ML+0.32%), 04/25/2036	152,512	103,764
HPEFS Equipment Trust
Series 2021-1A, Class A2 0.27%, 03/20/2031*	31,424	31,264
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	113,966	110,502
MMAF Equipment Finance LLC
Series 2021-A, Class A2 0.30%, 04/15/2024*	69,400	68,871
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	158,851	142,523
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 2.03%, (3 ML+0.20%), 12/15/2039	68,498	64,991
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	189,875	176,324
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2 1.08%, 01/15/2025*	400,000	379,071
Verizon Owner Trust
Series 2020-A, Class A1A 1.85%, 07/22/2024	94,569	94,114
		1,739,386
Total Asset Backed Securities (cost $18,062,695)		17,574,004
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Commercial and Residential — 2.4%
Angel Oak Mtg. Trust I LLC VRS
Series 2018-3, Class A1 3.65%, 09/25/2048*(3)	5,190	5,154
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	46,892	45,001
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	28,711	27,660
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.09%, 08/10/2038*(3)	100,000	97,805
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	83,582
Series 2019-BN20, Class A2 2.76%, 09/15/2062	158,034	147,666
Series 2019-BN23, Class A3 2.92%, 12/15/2052	100,000	93,844
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2019-BN24, Class A3 2.96%, 11/15/2062	$ 45,000	$ 42,301
Series 2019-BN22, Class A4 2.98%, 11/15/2062	180,000	169,661
BANK VRS
Series 2019-BN16, Class C 4.79%, 02/15/2052(3)	200,000	186,469
BBCMS Mtg. Trust FRS
Series 2018-CBM, Class A 3.00%, (1 ML+1.00%), 07/15/2037*	70,000	68,093
Braemar Hotels & Resorts Trust FRS
Series 2018-PRME, Class A 2.82%, (1 ML+0.82%), 06/15/2035*	130,000	123,927
BX Commercial Mtg. Trust
Series 2020-VIV4, Class A 2.84%, 03/09/2044*	265,000	234,273
BX Commercial Mtg. Trust FRS
Series 2021-VINO, Class A 2.65%, (1 ML+0.65%), 05/15/2038*	100,000	96,229
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	120,000	114,943
BXP Trust VRS
Series 2017-GM, Class B 3.42%, 06/13/2039*(3)	260,000	243,846
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.45%, 11/15/2050(3)	60,000	55,168
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	300,000	270,169
Series 2016-CD2, Class C 3.98%, 11/10/2049(3)	130,000	115,037
CIM Trust FRS
Series 2019-INV1, Class A2 3.26%, (1 ML+1.00%), 02/25/2049*	8,268	8,223
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 4.14%, 04/10/2048(3)	117,435	112,293
Series 2014-GC23, Class C 4.43%, 07/10/2047(3)	215,000	207,022
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	157,438	153,652
COMM Mtg. Trust
Series 2020-CBM, Class A2 2.90%, 02/10/2037*	360,000	342,096
Series 2016-667M, Class A 3.14%, 10/10/2036*	100,000	92,734
COMM Mtg. Trust VRS
Series 2014-CR15, Class C 4.68%, 02/10/2047(3)	100,000	97,918
Series 2014-CR19, Class C 4.70%, 08/10/2047(3)	285,000	274,287
Series 2013-CR10, Class C 4.87%, 08/10/2046*(3)	350,000	344,446
Countrywide Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 2.33%, (1 ML+0.20%), 07/20/2046	94,978	70,045

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	$ 350,000	$ 311,852
CSMC Trust VRS
Series 2015-1, Class B2 3.92%, 01/25/2045*(3)	40,537	39,381
DBGS Mtg. Trust FRS
Series 2018-BIOD, Class A 2.68%, (1 ML+0.80%), 05/15/2035*	150,771	148,311
Series 2018-BIOD, Class B 2.76%, (1 ML+0.89%), 05/15/2035*	91,376	89,766
DOLP Trust
Series 2021-NYC, Class A 2.96%, 05/10/2041*	380,000	336,733
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	102,956	91,563
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	175,000	166,250
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	125,000	121,888
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 4.10%, 07/15/2045(3)	582,000	569,832
JPMCC Commercial Mtg. Securities Trust VRS
Series 2017-JP5, Class C 3.79%, 03/15/2050(3)	70,000	61,911
JPMDB Commercial Mtg. Securities Trust VRS
Series 2017-C7, Class C 4.16%, 10/15/2050(3)	130,061	118,007
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.39%, 12/15/2049(3)	60,000	52,838
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	56,141	52,750
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	29,245	27,815
Series 2017-3, Class B2 3.76%, 08/25/2047*(3)	167,162	157,174
LB-UBS Commercial Mtg. Trust VRS
Series 2006-C6, Class AJ 5.45%, 09/15/2039(3)	114,664	50,452
MAD Mtg. Trust VRS
Series 2017-330M, Class A 3.19%, 08/15/2034*(3)	137,000	132,094
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class A 2.80%, (1 ML+0.80%), 04/15/2038*	100,000	96,873
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A4 2.92%, 02/15/2046	55,000	54,690
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	$ 195,000	$ 177,898
Series 2014-C18, Class B 4.46%, 10/15/2047(3)	175,000	170,259
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	125,000	104,404
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.28%, 07/11/2040*(3)	230,000	224,654
Series 2019-L2, Class C 4.97%, 03/15/2052(3)	200,000	183,822
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	135,687
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	138,804
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	77,130	76,025
Series 2015-2A, Class B3 5.41%, 08/25/2055*(3)	59,821	58,862
OBX Trust FRS
Series 2019-EXP1, Class 2A1B 3.21%, (1 ML+0.95%), 01/25/2059*	220,454	215,198
One Market Plaza Trust
Series 2017-1MKT, Class A 3.61%, 02/10/2032*	330,000	324,042
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	310,000	284,239
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	84,394	78,440
Series 2013-2, Class B1 3.63%, 02/25/2043(3)	17,149	16,748
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	300,277
Starwood Mtg. Residential Trust VRS
Series 2019-INV1, Class A1 2.61%, 09/27/2049*(3)	493	492
Towd Point Mtg. Trust VRS
Series 2015-1, Class A4 4.25%, 10/25/2053*(3)	133,755	133,202
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	57,707
Series 2016-NXS6, Class B 3.81%, 11/15/2049	135,000	125,844
Series 2018-C46, Class A4 4.15%, 08/15/2051	415,000	419,009
Wells Fargo Commercial Mtg. Trust VRS
Series 2016-C35, Class C 4.18%, 07/15/2048(3)	175,000	157,615
Series 2019-C49, Class C 4.87%, 03/15/2052(3)	65,000	60,781

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	$ 10,541	$ 10,290
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.76%, 09/15/2057(3)	165,000	156,597
Series 2013-C13, Class C 3.91%, 05/15/2045(3)	135,000	131,093
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	171,317
WF-RBS Commercial Mtg. Trust
Series 2013-C11, Class AS 3.31%, 03/15/2045	130,000	128,984
		10,646,014
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2018-K82, Class C 4.13%, 09/25/2028*(3)	165,000	158,393
Federal Home Loan Mtg. Corp. REMIC
3.00%, 05/15/2027 to 05/15/2028(4)	350,254	18,330
3.00%, 01/15/2043 to 05/15/2043	50,556	50,436
3.50%, 04/15/2028 to 10/15/2042(4)	176,551	21,207
4.00%, 11/15/2045	30,000	30,371
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4937, Class MS 3.79%, (6.05%-1 ML), 12/25/2049(4)(5)	288,254	39,331
Series 4954, Class SY 3.79%, (6.05%-1 ML), 02/25/2050(4)(5)	154,374	21,244
Series 3994, Class SH 4.60%, (6.60%-1 ML), 06/15/2041(4)(5)	296,541	25,749
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	114,159	5,218
Series 2012-145, Class EI 3.00%, 01/25/2028(4)	29,921	1,667
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	24,684	1,269
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	140,557	11,897
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	27,407	1,193
Series 2016-92, Class A 3.00%, 04/25/2042	12,256	12,140
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	188,092	29,799
Series 2014-13, Class KI 3.50%, 03/25/2029(4)	57,165	4,025
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	156,669	16,327
Series 2017-66, Class C 3.50%, 08/25/2045	42,619	42,737
Series 2017-46, Class LB 3.50%, 12/25/2052	103,897	104,370
Series 2017-49, Class JA 4.00%, 07/25/2053	79,972	80,533
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	$ 129,125	$ 25,539
Series 2002-16, Class TM 7.00%, 04/25/2032	30,899	33,911
Federal National Mtg. Assoc. REMIC FRS
Series 2016-63, Class AS 3.74%, (6.00%-1 ML), 09/25/2046(4)(5)	146,675	22,279
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 0.61%, 06/25/2045(3)(4)	88,731	2,818
Federal National Mtg. Assoc. STRIPS
4.00%, 07/25/2030(4)	61,621	5,231
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	868,244	97,364
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	176,698	22,001
Series 2017-51, Class AH 2.60%, 05/16/2059	38,903	36,170
Series 2017-190, Class AD 2.60%, 03/16/2060	33,306	30,985
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	158,021	23,608
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	166,829	24,402
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	248,826	33,027
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	149,769	22,901
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	266,071	37,835
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	40,619	2,697
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 3.97%, (6.10%-1 ML), 10/20/2046(4)(5)	95,939	11,919
Series 2019-115, Class SW 3.97%, (6.10%-1 ML), 09/20/2049(4)(5)	166,456	21,408
Series 2015-144, Class SA 4.07%, (6.20%-1 ML), 10/20/2045(4)(5)	138,660	22,417
Series 2017-176, Class SC 4.07%, (6.20%-1 ML), 11/20/2047(4)(5)	113,255	15,925
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.85%, 06/16/2045(3)(4)	477,413	8,155
		1,176,828
Total Collateralized Mortgage Obligations (cost $13,075,128)		11,822,842

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.3%
U.S. Government — 9.2%
United States Treasury Bonds
1.88%, 11/15/2051	$ 3,393,500	$ 2,645,870
2.00%, 11/15/2041 to 08/15/2051	7,622,000	6,217,378
2.25%, 05/15/2041 to 02/15/2052	3,745,800	3,210,669
2.38%, 05/15/2051	710,000	621,472
2.88%, 05/15/2052	965,000	945,549
4.50%, 02/15/2036	1,585,000	1,930,047
United States Treasury Notes
0.13%, 01/31/2023(6)	4,874,000	4,807,744
0.75%, 11/15/2024	2,305,000	2,196,233
0.88%, 06/30/2026	565,000	525,340
1.63%, 05/15/2031	135,000	124,501
1.75%, 07/31/2024 to 03/15/2025	1,925,000	1,876,510
1.88%, 02/28/2029 to 02/15/2032	2,630,000	2,483,813
2.25%, 03/31/2024(6)	2,575,000	2,545,327
2.38%, 05/15/2029(6)	528,000	517,564
2.75%, 05/15/2025 to 07/31/2027	6,650,000	6,648,770
3.00%, 07/15/2025	540,000	542,658
3.25%, 06/30/2029	175,000	181,152
United States Treasury Notes TIPS
0.13%, 04/15/2027(7)	3,285,713	3,312,280
		41,332,877
U.S. Government Agency — 1.1%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2035 to 08/01/2050	249,735	231,956
3.00%, 09/01/2030 to 04/01/2035	69,901	70,111
3.50%, 07/01/2042 to 02/01/2044	110,671	111,702
5.00%, 01/01/2034 to 04/01/2035	38,204	40,513
6.00%, 05/01/2031	5,575	6,071
7.50%, 12/01/2030 to 02/01/2031	14,584	14,835
Federal National Mtg. Assoc.
2.00%, 02/01/2032 to 11/01/2035	128,885	123,920
2.50%, 06/01/2027 to 03/01/2035	207,106	203,464
3.00%, 04/01/2027 to 04/01/2043	172,273	172,009
3.50%, 08/01/2031 to 05/01/2058	1,819,951	1,838,165
4.00%, 09/01/2038 to 07/01/2056	1,012,980	1,034,967
4.50%, 03/01/2041 to 11/01/2045	148,759	154,952
5.00%, 08/01/2035 to 07/01/2047	298,157	316,838
6.00%, 05/01/2031	2,075	2,257
6.50%, 09/01/2024 to 01/01/2032	8,728	9,145
7.00%, 05/01/2029 to 01/01/2031	5,516	5,600
7.50%, 01/01/2031	4,065	4,218
Government National Mtg. Assoc.
3.00%, 02/15/2043	79,639	78,336
3.50%, 09/15/2042 to 11/20/2047	236,503	240,796
4.00%, 10/20/2044 to 01/20/2048	146,164	151,262
4.50%, 05/15/2039 to 10/20/2040	67,005	70,048
5.50%, 07/20/2033 to 01/15/2034	76,829	81,112
6.00%, 07/20/2033	24,430	26,517
6.50%, 12/15/2023 to 04/20/2027	3,136	3,161
7.00%, 12/15/2023 to 04/15/2028	4,796	4,827
7.50%, 09/15/2030 to 01/15/2032	17,983	19,491
		5,016,273
Total U.S. Government & Agency Obligations (cost $49,849,280)		46,349,150
Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Dominican Republic
5.30%, 01/21/2041*	$ 150,000	$ 117,200
6.00%, 02/22/2033*	396,000	359,094
Government of Bermuda
2.38%, 08/20/2030*	260,000	225,023
4.75%, 02/15/2029*	200,000	204,176
5.00%, 07/15/2032*	305,000	316,646
Kingdom of Morocco
3.00%, 12/15/2032*	200,000	158,159
Republic of Angola
8.75%, 04/14/2032*	242,000	195,405
Total Foreign Government Obligations (cost $1,753,173)		1,575,703
MUNICIPAL SECURITIES — 0.2%
California State University Revenue Bonds
2.98%, 11/01/2051	90,000	71,261
New York City Water & Sewer System Revenue Bonds
5.72%, 06/15/2042	225,000	269,328
New York State Thruway Authority Revenue Bonds
2.90%, 01/01/2035	85,000	76,548
Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	95,000	73,591
Regents of the University of California Medical Center Revenue Bonds
3.26%, 05/15/2060	95,000	72,499
Rutgers The State University of New Jersey Revenue Bonds
3.92%, 05/01/2119	63,000	50,145
State of Hawaii Airports System Revenue Revenue Bonds
3.14%, 07/01/2047	85,000	62,678
University of Missouri Revenue Bonds
2.75%, 11/01/2050	50,000	35,001
Total Municipal Securities (cost $830,634)		711,051
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
JPMorgan Emerging Markets Equity Fund, Class R6 (cost $244,340)	9,116	264,265
RIGHTS — 0.0%
Banks — 0.0%
Australia & New Zealand Banking Group, Ltd. Expires 08/15/2022† (cost $0)	624	1,736
Total Long-Term Investment Securities (cost $447,343,529)		423,299,005

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.8%
Unaffiliated Investment Companies — 2.6%
JPMorgan Prime Money Market Fund, Class IM 1.83%(8)	11,657,663	$ 11,659,994
U.S. Government — 0.9%
United States Treasury Bills
1.74%, 08/02/2022	$ 1,500,000	1,499,923
1.81%, 08/16/2022	2,500,000	2,497,940
		3,997,863
Commercial Paper — 0.3%
CDP Financial, Inc.
0.61%, 08/01/2022	178,000	177,966
Citigroup Global Markets, Inc.
2.73%, 05/17/2023	248,000	240,746
Enel Finance America
1.00%, 01/20/2023	250,000	245,374
Keb Hana Bank New York
3.70%, 01/17/2023	250,000	246,088
Macquarie Bank, Ltd.
0.57%, 12/02/2022	242,000	239,374
Shinhan Bank
0.80%, 08/12/2022	58,000	57,966
Volvo Treasury North America LP
1.35%, 09/01/2022	250,000	249,371
		1,456,885
Total Short-Term Investments (cost $17,121,729)		17,114,742
TOTAL INVESTMENTS (cost $464,465,258)(9)	98.1%	440,413,747
Other assets less liabilities	1.9	8,737,026
NET ASSETS	100.0%	$449,150,773
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $43,069,147 representing 9.6% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2022.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	The rate shown is the 7-day yield as of July 31, 2022.
(9)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
BSE—Brussells Stock Exchange
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
Euronext Paris—Paris Stock Exchange
FRS—Floating Rate Security
GDR—Global Depositary Receipt
LSE—London Stock Exchange
NES—Non-voting Equity Securities
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SOFR—Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TIPS—Treasury Inflation Protected Securities
TRQX—Turquoise Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	MSCI EAFE Index	September 2022	$ 188,379	$ 195,210	$ 6,831
27	Long	S&P 500 E-Mini Index	September 2022	5,266,381	5,580,225	313,844
123	Long	U.S. Treasury Long Bonds	September 2022	17,381,139	17,712,000	330,861
29	Long	U.S. Treasury 5 Year Notes	September 2022	3,255,538	3,298,071	42,533
251	Long	U.S. Treasury 10 Year Notes	September 2022	30,115,072	30,406,297	291,225
6	Long	U.S. Treasury Ultra Bonds	September 2022	920,981	949,874	28,893
						$1,014,187
						Unrealized (Depreciation)
31	Long	Hang Seng Index	August 2022	$ 4,126,872	$ 3,987,799	$ (139,073)
69	Short	E-Mini Russell 2000 Index	September 2022	6,213,060	6,504,285	(291,225)
243	Short	Euro STOXX 50 Index	September 2022	8,646,556	9,263,522	(616,966)
170	Short	Euro-Bund	September 2022	26,251,137	27,389,706	(1,138,569)

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
42	Short	Japan 10 Year Bonds	September 2022	$46,828,773	$47,404,724	$ (575,951)
87	Short	MSCI EAFE Index	September 2022	8,144,779	8,491,635	(346,856)
76	Short	MSCI Emerging Markets Index	September 2022	3,776,670	3,794,300	(17,630)
24	Short	S&P/Toronto Stock Exchange 60 Index	September 2022	4,337,171	4,449,338	(112,167)
2	Short	U.S. Treasury 2 Year Notes	September 2022	418,762	420,922	(2,160)
102	Short	U.S. Treasury Ultra 10 Year Notes	September 2022	13,227,849	13,387,500	(159,651)
						$(3,400,248)
Net Unrealized Appreciation (Depreciation)						$(2,386,061)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	USD	250,636	HKD	1,962,834	10/31/2022	$ —	$ (36)
Goldman Sachs International	DKK	13,991,260	USD	1,929,380	10/31/2022	—	(4,219)
HSBC Bank PLC	GBP	168,109	USD	202,073	10/31/2022	—	(3,090)
Merrill Lynch International	SEK	3,203,270	USD	314,711	10/31/2022	—	(1,665)
	USD	1,458,670	AUD	2,094,560	10/31/2022	6,635	—
	USD	2,207,650	CHF	2,110,375	10/31/2022	24,737	—
	USD	170,516	DKK	1,233,872	10/31/2022	6	—
	USD	2,242,594	GBP	1,857,896	10/31/2022	24,821	—
						56,199	(1,665)
Royal Bank of Canada	GBP	181,175	USD	221,211	10/31/2022	101	—
State Street Bank & Trust Co.	EUR	1,193,117	USD	1,227,837	10/31/2022	560	—
	GBP	362,439	USD	437,357	10/31/2022	—	(4,970)
	USD	154,503	JPY	20,918,943	10/31/2022	3,528	—
						4,088	(4,970)
Toronto Dominion Bank	EUR	2,772,484	USD	2,852,076	10/31/2022	215	—
	USD	2,682,617	CAD	3,454,240	10/31/2022	14,049	—
						14,264	—
Unrealized Appreciation (Depreciation)						$74,652	$ (13,980)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SEK—Swedish Krona
USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$ 110,205	$ 124,464	$ —	$ 234,669
Aerospace/Defense	1,983,565	2,464,566	—	4,448,131
Agriculture	353,237	494,492	—	847,729
Airlines	498,951	67,103	—	566,054
Apparel	1,135,693	4,239,459	—	5,375,152
Auto Manufacturers	2,654,738	4,338,956	—	6,993,694
Banks	14,727,316	7,465,233	—	22,192,549

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Beverages	$ 1,564,520	$ 3,531,548	$ —	$ 5,096,068
Biotechnology	3,773,617	480,380	—	4,253,997
Building Materials	1,676,247	857,229	—	2,533,476
Chemicals	1,802,500	2,883,369	—	4,685,869
Commercial Services	3,007,281	2,453,480	—	5,460,761
Computers	7,414,714	1,701,486	—	9,116,200
Cosmetics/Personal Care	719,160	1,525,934	—	2,245,094
Distribution/Wholesale	366,622	1,133,331	—	1,499,953
Diversified Financial Services	8,647,129	1,271,913	—	9,919,042
Electric	5,308,039	2,554,399	—	7,862,438
Electrical Components & Equipment	750,594	915,455	—	1,666,049
Electronics	1,264,609	1,650,859	—	2,915,468
Energy-Alternate Sources	389,661	110,680	—	500,341
Food	1,386,011	3,493,272	—	4,879,283
Healthcare-Products	6,250,824	1,319,117	—	7,569,941
Healthcare-Services	5,766,918	863,443	0	6,630,361
Housewares	322,390	—	—	322,390
Insurance	7,921,660	4,252,602	—	12,174,262
Internet	17,342,922	1,162,379	—	18,505,301
Iron/Steel	—	262,694	414	263,108
Leisure Time	136,724	108,793	—	245,517
Lodging	1,854,680	122,484	—	1,977,164
Machinery-Diversified	4,073,574	2,809,060	—	6,882,634
Media	1,920,680	228,549	—	2,149,229
Metal Fabricate/Hardware	172,996	75,067	—	248,063
Mining	165,101	2,328,804	—	2,493,905
Miscellaneous Manufacturing	5,234,696	521,792	—	5,756,488
Office/Business Equipment	164,895	195,442	—	360,337
Oil & Gas	5,903,405	4,549,363	—	10,452,768
Oil & Gas Services	1,363,651	—	—	1,363,651
Packaging & Containers	666,265	28,993	—	695,258
Pharmaceuticals	11,490,795	7,436,874	—	18,927,669
Pipelines	1,093,312	32,281	—	1,125,593
Private Equity	432,164	200,874	—	633,038
Real Estate	344,706	681,899	—	1,026,605
REITS	6,498,481	703,721	—	7,202,202
Retail	9,709,647	952,496	—	10,662,143
Semiconductors	11,977,465	3,364,149	—	15,341,614
Software	12,968,501	683,800	—	13,652,301
Telecommunications	3,370,803	1,714,488	—	5,085,291
Transportation	3,035,347	1,547,615	—	4,582,962
Other Industries	—	7,917,401	—	7,917,401
Preferred Stocks	—	4,231	—	4,231
Corporate Bonds & Notes	—	77,456,810	—	77,456,810
Asset Backed Securities	—	17,574,004	—	17,574,004
Collateralized Mortgage Obligations	—	11,822,842	—	11,822,842
U.S. Government & Agency Obligations	—	46,349,150	—	46,349,150
Foreign Government Obligations	—	1,575,703	—	1,575,703
Municipal Securities	—	711,051	—	711,051
Unaffiliated Investment Companies	264,265	—	—	264,265
Rights	1,736	—	—	1,736
Short-Term Investments:
Unaffiliated Investment Companies	11,659,994	—	—	11,659,994
Other Short-Term Investments	—	5,454,748	—	5,454,748
Total Investments at Value	$191,643,006	$248,770,327	$414	$440,413,747
Other Financial Instruments:†
Futures Contracts	$ 1,014,187	$ —	$ —	$ 1,014,187
Forward Foreign Currency Contracts	—	74,652	—	74,652
Total Other Financial Instruments	$ 1,014,187	$ 74,652	$ —	$ 1,088,839

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 2,644,209	$ 756,039	$ —	$ 3,400,248
Forward Foreign Currency Contracts	—	13,980	—	13,980
Total Other Financial Instruments	$ 2,644,209	$ 770,019	$ —	$ 3,414,228
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Banks	16.4%
Semiconductors	14.9
Internet	8.9
Oil & Gas	8.8
Telecommunications	4.0
Retail	3.8
Insurance	3.4
Mining	3.1
Food	3.0
Chemicals	3.0
Diversified Financial Services	2.7
Auto Manufacturers	2.4
Home Furnishings	2.3
Beverages	1.8
Transportation	1.8
Electric	1.7
Engineering & Construction	1.7
Real Estate	1.7
Software	1.5
Iron/Steel	1.3
Agriculture	1.2
Electrical Components & Equipment	1.1
Computers	1.1
Energy-Alternate Sources	1.1
Gas	1.0
Auto Parts & Equipment	0.9
Healthcare-Services	0.8
Electronics	0.7
Pharmaceuticals	0.5
Building Materials	0.5
Commercial Services	0.3
Airlines	0.3
97.7%
Country Allocation*
China	18.9%
South Korea	15.9
Cayman Islands	14.3
Taiwan	11.1
Brazil	7.7
India	6.6
Mexico	6.4
South Africa	5.3
Bermuda	1.7
United Kingdom	1.2
Indonesia	1.2
Hong Kong	1.1
Thailand	1.1
Poland	1.0
Qatar	0.9
Malaysia	0.9
United Arab Emirates	0.6
Czech Republic	0.4
Greece	0.3
Hungary	0.3
Panama	0.3
Colombia	0.3
Chile	0.2
97.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Bermuda — 1.7%
Brilliance China Automotive Holdings, Ltd.†(1)	1,118,000	$ 454,334
China Resources Gas Group, Ltd.	142,400	599,385
Credicorp, Ltd.	11,666	1,509,580
Kunlun Energy Co., Ltd.	886,000	653,966
		3,217,265
Brazil — 7.7%
Ambev SA ADR	470,772	1,327,577
Banco do Brasil SA	349,007	2,426,273
BB Seguridade Participacoes SA	204,799	1,147,470
Cia Energetica de Minas Gerais	435,463	966,728
EDP - Energias do Brasil SA	213,142	893,910
Gerdau SA (Preference Shares)†	103,645	489,971
Marfrig Global Foods SA	151,714	387,048
Petroleo Brasileiro SA (Preference Shares)	601,742	3,971,606
Porto Seguro SA	174,380	620,800
Raia Drogasil SA	155,098	628,893
Sao Martinho SA†	114,346	774,152
SLC Agricola SA	77,036	656,595
TIM SA	237,083	576,888
		14,867,911
Cayman Islands — 14.3%
Alibaba Group Holding, Ltd.†	422,208	4,770,156
Bosideng International Holdings, Ltd.	1,580,000	924,900
China Hongqiao Group, Ltd.	796,000	832,647
China Resources Land, Ltd.	308,000	1,292,435
JD.com, Inc., Class A	127,150	3,786,172
Longfor Group Holdings, Ltd.*	298,500	999,056
Meituan, Class B*†	79,500	1,800,672
NetEase, Inc.	158,600	2,946,892
SITC International Holdings Co., Ltd.	201,000	684,982
Tencent Holdings, Ltd.	174,500	6,864,441
Want Want China Holdings, Ltd.	773,000	629,456
WH Group, Ltd.*	770,500	584,083
Wuxi Biologics Cayman, Inc.*†	162,000	1,550,033
		27,665,925
Chile — 0.2%
Cencosud SA	357,034	487,747
China — 18.9%
Anhui Conch Cement Co., Ltd.	221,000	876,309
China Construction Bank Corp.	5,366,000	3,430,923
China International Capital Corp., Ltd.*	295,200	544,516
China Railway Group, Ltd.	1,455,000	868,832
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd.	180,600	971,918
China State Construction Engineering Corp., Ltd.	1,243,836	931,745
China Yangtze Power Co., Ltd., Class A†	183,800	652,082
COSCO SHIPPING Holdings Co., Ltd.	476,000	715,594
ENN Natural Gas Co., Ltd., Class A	304,100	779,504
Fangda Special Steel Technology Co., Ltd., Class A	1,219,800	1,216,618
GF Securities Co., Ltd.	722,600	957,085
Guangzhou Automobile Group Co., Ltd.	1,570,000	1,475,303
Haier Smart Home Co., Ltd.	577,400	1,855,860
Security Description	Shares or Principal Amount	Value

China (continued)
Hangzhou Robam Appliances Co., Ltd., Class A	207,500	$ 874,372
Huayu Automotive Systems Co., Ltd., Class A	174,300	568,723
Industrial Bank Co., Ltd.†	794,500	2,099,525
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	114,000	606,966
Kweichow Moutai Co, Ltd.	4,000	1,129,145
LONGi Green Energy Technology Co., Ltd., Class A	141,956	1,299,350
Midea Group Co., Ltd., Class A	73,000	597,514
PetroChina Co., Ltd.	3,808,000	1,773,783
PICC Property & Casualty Co., Ltd.	2,068,000	2,130,528
Ping An Bank Co., Ltd., Class A†	939,600	1,771,679
Postal Savings Bank of China Co., Ltd.*	2,931,000	1,943,050
Seazen Holdings Co., Ltd., Class A†	115,100	358,881
TBEA Co., Ltd., Class A	381,200	1,417,496
Tongwei Co., Ltd. Class A	156,800	1,255,599
Wanhua Chemical Group Co., Ltd.†	42,700	531,630
Xilinmen Furniture Co., Ltd., Class A	126,500	558,774
YTO Express Group Co., Ltd., Class A	257,300	739,051
Zijin Mining Group Co., Ltd.	1,382,000	1,629,060
		36,561,415
Colombia — 0.3%
Ecopetrol SA ADR	49,681	533,574
Czech Republic — 0.4%
CEZ AS	18,250	828,238
Greece — 0.3%
Hellenic Telecommunications Organization SA	39,940	687,536
Hong Kong — 1.1%
Lenovo Group, Ltd.	2,162,000	2,099,485
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	89,702	659,201
India — 6.6%
HDFC Bank, Ltd. ADR	80,838	5,076,627
ICICI Bank, Ltd. ADR	68,018	1,413,414
Reliance Industries, Ltd. GDR*†	99,333	6,267,912
		12,757,953
Indonesia — 1.2%
Astra International Tbk PT	2,251,300	963,890
Telkom Indonesia Persero Tbk PT	4,593,300	1,312,421
		2,276,311
Malaysia — 0.9%
Kuala Lumpur Kepong Bhd	103,200	509,006
Petronas Chemicals Group Bhd	628,900	1,257,326
		1,766,332
Mexico — 6.4%
America Movil SAB de CV, Series L ADR	134,435	2,544,855
Arca Continental SAB de CV	144,414	998,370
Gruma SAB de CV, Class B	58,176	723,037
Grupo Aeroportuario del Pacifico SAB de CV, Class B	50,594	684,870
Grupo Aeroportuario del Sureste SAB de CV, Class B	43,788	823,220

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O	367,323	$ 2,093,428
Grupo Mexico SAB de CV, Class B	356,850	1,414,236
Orbia Advance Corp SAB de CV	284,985	631,048
Wal-Mart de Mexico SAB de CV	680,579	2,474,195
		12,387,259
Panama — 0.3%
Copa Holdings SA, Class A†	8,377	563,102
Poland — 1.0%
Bank Polska Kasa Opieki SA	47,131	744,961
Dino Polska SA*†	8,157	639,031
Powszechny Zaklad Ubezpieczen SA	79,024	517,026
		1,901,018
Qatar — 0.9%
Industries Qatar QSC	174,723	818,556
Qatar Islamic Bank SAQ	134,952	956,533
		1,775,089
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	215,174	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	731,991	0
Sberbank Of Russia PJSC ADR†(1)(2)	426,432	0
Severstal PAO GDR†(1)(2)	23,993	0
		0
South Africa — 5.3%
Bidvest Group, Ltd.	45,474	584,894
Capitec Bank Holdings, Ltd.	10,849	1,301,492
Clicks Group, Ltd.	60,965	1,028,253
FirstRand, Ltd.	665,257	2,628,160
Gold Fields, Ltd. ADR	73,514	676,329
MTN Group, Ltd.	112,206	940,709
Sanlam, Ltd.	190,174	625,201
Shoprite Holdings, Ltd.	103,610	1,399,011
Truworths International, Ltd.	166,394	517,000
Vodacom Group, Ltd.	78,311	650,748
		10,351,797
South Korea — 15.9%
BGF retail Co., Ltd.	5,041	701,619
Hana Financial Group, Inc.	76,832	2,196,200
Industrial Bank of Korea	142,781	1,033,982
Kia Corp.	41,751	2,619,080
Korea Gas Corp.	19,528	559,158
LG Chem, Ltd.	4,469	2,084,465
LG Innotek Co., Ltd.	2,638	738,617
Pan Ocean Co., Ltd.†	116,028	506,081
POSCO Holdings, Inc.	10,329	1,934,588
Samsung Electro-Mechanics Co., Ltd.	12,234	1,348,461
Samsung Electronics Co., Ltd.	201,135	9,538,626
Samsung Fire & Marine Insurance Co., Ltd.	4,056	618,466
Shinhan Financial Group Co., Ltd.†	83,825	2,312,593
SK Hynix, Inc.	38,554	2,911,671
SK Telecom Co., Ltd.	14,884	615,511
S-Oil Corp.	14,428	1,025,519
		30,744,637
Security Description	Shares or Principal Amount	Value

Taiwan — 11.1%
ASE Technology Holding Co., Ltd.	402,000	$ 1,169,701
Cathay Financial Holding Co., Ltd.	1,082,000	1,647,187
Evergreen Marine Corp Taiwan, Ltd.	198,000	636,402
Fubon Financial Holding Co., Ltd.	893,900	1,681,903
Lite-On Technology Corp.	311,000	679,036
Taiwan Semiconductor Manufacturing Co., Ltd.	686,000	11,748,077
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	38,588	3,414,266
Uni-President Enterprises Corp.	245,000	577,931
		21,554,503
Thailand — 1.1%
PTT Exploration & Production PCL	465,300	2,054,095
United Arab Emirates — 0.6%
Aldar Properties PJSC	446,545	596,845
Fertiglobe PLC	394,294	515,021
		1,111,866
United Kingdom — 1.2%
Airtel Africa PLC*	341,972	662,421
Anglo American PLC	47,203	1,705,011
		2,367,432
Total Long-Term Investment Securities (cost $212,608,232)		189,219,691
TOTAL INVESTMENTS (cost $212,608,232)(3)	97.7%	189,219,691
Other assets less liabilities	2.3	4,425,034
NET ASSETS	100.0%	$193,644,725
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $14,990,774 representing 7.7% of net assets.

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	06/09/2021	187,123	$1,422,769
	07/02/2021	4,339	33,633
	10/01/2021	12,205	121,105
	02/17/2022	11,507	99,596
		215,174	1,677,103	$0	$0.00	0.00%
Magnitogorsk Iron & Steel Works PJSC
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	10/30/2020	139,017	$65,335
	02/10/2021	530,190	371,377
	07/02/2021	16,466	13,394
	10/01/2021	46,318	44,362
		731,991	494,468	$0	$0.00	0.00%
Sberbank Of Russia PJSC ADR
	10/14/2020	29,436	78,714
	11/12/2020	225,668	743,300
	07/02/2021	10,140	42,670
	10/01/2021	26,632	123,362
	11/24/2021	110,652	475,845
	02/17/2022	23,904	84,946
		426,432	1,548,837	0	0.00	0.00
Severstal PAO GDR
	08/20/2019	1,308	18,680
	03/27/2020	1,319	13,921
	04/06/2020	2,134	24,583
	10/30/2020	16,522	223,848
	07/02/2021	711	15,231
	10/01/2021	1,999	41,360
		23,993	337,623	0	0.00	0.00
				$0		0.00%
(3)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
102	Long	SGX Nifty 50 Index	August 2022	$3,380,630	$3,515,226	$134,596
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 1,509,580	$ 1,253,351	$454,334	$ 3,217,265
Brazil	14,867,911	—	—	14,867,911
Chile	487,747	—	—	487,747
Colombia	533,574	—	—	533,574
India	12,757,953	—	—	12,757,953
Mexico	12,387,259	—	—	12,387,259
Panama	563,102	—	—	563,102
Russia	—	—	0	0
South Africa	676,329	9,675,468	—	10,351,797
Taiwan	3,414,266	18,140,237	—	21,554,503
Thailand	2,054,095	—	—	2,054,095
Other Countries	—	110,444,485	—	110,444,485
Total Investments at Value	$49,251,816	$139,513,541	$454,334	$189,219,691
Other Financial Instruments:†
Futures Contracts	$ 134,596	$ —	$ —	$ 134,596
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO PROFILE — July 31, 2022 — (unaudited)

Industry Allocation*
Pharmaceuticals	12.8%
Banks	9.1
Oil & Gas	8.3
Retail	7.6
Diversified Financial Services	6.9
Aerospace/Defense	5.2
Insurance	4.7
Semiconductors	4.5
Electric	4.5
Healthcare-Services	3.1
Transportation	3.1
Chemicals	3.0
Food	3.0
REITS	2.5
Computers	2.4
Machinery-Diversified	2.4
Miscellaneous Manufacturing	2.4
Healthcare-Products	2.2
Beverages	2.1
Agriculture	1.9
Media	1.8
Telecommunications	1.5
Software	1.5
Cosmetics/Personal Care	1.2
Environmental Control	0.7
Biotechnology	0.6
99.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Aerospace/Defense — 5.2%
General Dynamics Corp.	87,229	$ 19,772,197
Northrop Grumman Corp.	27,433	13,137,664
Raytheon Technologies Corp.	283,175	26,394,742
		59,304,603
Agriculture — 1.9%
Philip Morris International, Inc.	219,602	21,334,334
Banks — 9.1%
Bank of America Corp.	645,842	21,835,918
Citigroup, Inc.	213,012	11,055,323
Morgan Stanley	229,944	19,384,279
Northern Trust Corp.	33,834	3,375,957
PNC Financial Services Group, Inc.	106,352	17,648,051
Truist Financial Corp.	188,543	9,515,765
US Bancorp	202,081	9,538,223
Wells Fargo & Co.	253,747	11,131,881
		103,485,397
Beverages — 2.1%
Coca-Cola Co.	198,986	12,768,932
PepsiCo, Inc.	65,149	11,398,469
		24,167,401
Biotechnology — 0.6%
Amgen, Inc.	26,381	6,528,506
Chemicals — 3.0%
Air Products and Chemicals, Inc.	72,130	17,904,830
PPG Industries, Inc.	125,103	16,174,567
		34,079,397
Computers — 2.4%
Accenture PLC, Class A	17,842	5,464,291
Apple, Inc.	27,834	4,523,303
International Business Machines Corp.	74,055	9,685,653
Seagate Technology Holdings PLC	96,673	7,731,907
		27,405,154
Cosmetics/Personal Care — 1.2%
Procter & Gamble Co.	98,102	13,627,349
Diversified Financial Services — 6.9%
American Express Co.	87,961	13,547,753
BlackRock, Inc.	29,903	20,010,489
Capital One Financial Corp.	95,153	10,450,654
Charles Schwab Corp.	140,926	9,730,940
CME Group, Inc.	84,222	16,800,605
T. Rowe Price Group, Inc.	61,404	7,581,552
		78,121,993
Electric — 4.5%
CMS Energy Corp.	126,031	8,662,111
Dominion Energy, Inc.	53,833	4,413,229
NextEra Energy, Inc.	225,984	19,093,388
Public Service Enterprise Group, Inc.	93,179	6,119,065
Xcel Energy, Inc.	176,012	12,880,558
		51,168,351
Environmental Control — 0.7%
Republic Services, Inc.	54,872	7,608,552
Security Description	Shares or Principal Amount	Value

Food — 3.0%
Mondelez International, Inc., Class A	241,019	$ 15,434,857
Sysco Corp.	217,901	18,499,795
		33,934,652
Healthcare-Products — 2.2%
Abbott Laboratories	90,510	9,851,108
Medtronic PLC	159,372	14,745,098
		24,596,206
Healthcare-Services — 3.1%
UnitedHealth Group, Inc.	64,987	35,245,050
Insurance — 4.7%
Arthur J. Gallagher & Co.	55,352	9,907,454
Chubb, Ltd.	68,609	12,942,402
Hartford Financial Services Group, Inc.	128,229	8,266,924
Marsh & McLennan Cos., Inc.	26,541	4,351,662
MetLife, Inc.	160,190	10,132,017
Progressive Corp.	73,243	8,427,340
		54,027,799
Machinery-Diversified — 2.4%
Deere & Co.	33,252	11,411,421
Dover Corp.	119,484	15,972,621
		27,384,042
Media — 1.8%
Comcast Corp., Class A	554,998	20,823,525
Miscellaneous Manufacturing — 2.4%
Eaton Corp. PLC	82,384	12,224,962
Parker-Hannifin Corp.	47,230	13,653,721
Trane Technologies PLC	7,486	1,100,367
		26,979,050
Oil & Gas — 8.3%
Chevron Corp.	78,006	12,775,823
ConocoPhillips	313,269	30,521,799
EOG Resources, Inc.	174,015	19,353,948
Exxon Mobil Corp.	306,934	29,751,112
Valero Energy Corp.	17,069	1,890,733
		94,293,415
Pharmaceuticals — 12.8%
AbbVie, Inc.	124,818	17,912,631
AmerisourceBergen Corp.	65,161	9,508,945
Becton Dickinson & Co.	39,743	9,709,612
Bristol-Myers Squibb Co.	392,904	28,988,457
Cigna Corp.	45,148	12,431,953
CVS Health Corp.	202,589	19,383,716
Eli Lilly & Co.	34,379	11,334,413
Johnson & Johnson	132,057	23,046,588
Merck & Co., Inc.	49,392	4,412,681
Pfizer, Inc.	184,967	9,342,683
		146,071,679
REITS — 2.5%
Alexandria Real Estate Equities, Inc.	26,490	4,391,512
AvalonBay Communities, Inc.	27,840	5,956,090
Boston Properties, Inc.	44,096	4,019,791
Prologis, Inc.	70,071	9,288,612
Ventas, Inc.	96,019	5,163,902
		28,819,907

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 7.6%
Advance Auto Parts, Inc.	47,293	$ 9,156,871
Best Buy Co., Inc.	85,576	6,588,496
Home Depot, Inc.	52,966	15,939,588
McDonald's Corp.	62,330	16,415,852
Starbucks Corp.	105,983	8,985,239
TJX Cos., Inc.	240,264	14,694,546
Walmart, Inc.	108,739	14,358,985
		86,139,577
Semiconductors — 4.5%
Analog Devices, Inc.	136,684	23,504,181
NXP Semiconductors NV	63,365	11,651,556
Texas Instruments, Inc.	91,927	16,444,821
		51,600,558
Software — 1.5%
Fidelity National Information Services, Inc.	26,911	2,749,228
Microsoft Corp.	49,459	13,885,119
		16,634,347
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.5%
Corning, Inc.	231,190	$ 8,498,544
Verizon Communications, Inc.	189,146	8,736,654
		17,235,198
Transportation — 3.1%
Norfolk Southern Corp.	62,182	15,618,253
United Parcel Service, Inc., Class B	99,187	19,330,554
		34,948,807
TOTAL INVESTMENTS (cost $829,201,691)(1)	99.0%	1,125,564,849
Other assets less liabilities	1.0	10,810,181
NET ASSETS	100.0%	$1,136,375,030
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,125,564,849	$—	$—	$1,125,564,849
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Pharmaceuticals	9.6%
Internet	8.7
Banks	7.7
Software	7.7
Computers	6.8
Oil & Gas	5.9
Semiconductors	4.6
Food	3.9
Diversified Financial Services	3.6
Healthcare-Services	3.6
Insurance	3.1
Transportation	2.5
Mining	2.2
Telecommunications	2.1
Auto Manufacturers	2.0
Agriculture	1.7
Commercial Services	1.6
Retail	1.4
Beverages	1.4
Apparel	1.4
Electric	1.3
Cosmetics/Personal Care	1.3
Miscellaneous Manufacturing	1.1
Healthcare-Products	1.1
Electronics	1.1
Auto Parts & Equipment	1.1
Machinery-Diversified	1.1
Biotechnology	0.9
REITS	0.8
Chemicals	0.8
Building Materials	0.8
Home Builders	0.7
Electrical Components & Equipment	0.7
Real Estate	0.7
Repurchase Agreements	0.7
Packaging & Containers	0.6
Engineering & Construction	0.6
Distribution/Wholesale	0.5
Pipelines	0.5
Lodging	0.5
Home Furnishings	0.5
Advertising	0.4
Entertainment	0.4
Leisure Time	0.1
99.8%
Country Allocation*
United States	64.9%
Japan	5.9
United Kingdom	5.7
Netherlands	3.8
Switzerland	3.3
Canada	3.2
France	3.1
Ireland	2.9
Denmark	1.6
Australia	1.3
Cayman Islands	1.1
Germany	1.0
Norway	0.7
Singapore	0.3
Italy	0.3
Bermuda	0.2
Jersey	0.2

Belgium	0.2%
Spain	0.1
99.8%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Australia — 1.3%
BHP Group, Ltd. (ASX)	89,349	$ 2,457,452
Metcash, Ltd.	385,061	1,117,395
South32, Ltd.	181,720	485,231
		4,060,078
Belgium — 0.2%
Bekaert SA	20,317	721,394
Bermuda — 0.2%
Essent Group, Ltd.	7,589	316,917
Signet Jewelers, Ltd.	8,363	509,808
		826,725
Canada — 3.2%
Bank of Montreal	3,418	340,746
Celestica, Inc.†	44,466	468,429
George Weston, Ltd.	14,236	1,699,137
Loblaw Cos., Ltd.	21,373	1,945,610
National Bank of Canada	37,333	2,619,476
Royal Bank of Canada	31,596	3,080,767
		10,154,165
Cayman Islands — 1.1%
CK Asset Holdings, Ltd.	145,500	1,030,110
SITC International Holdings Co., Ltd.	713,000	2,429,813
		3,459,923
Denmark — 1.6%
Carlsberg A/S, Class B	7,829	1,013,902
Novo Nordisk A/S, Class B	17,448	2,052,023
Scandinavian Tobacco Group A/S*	117,212	2,241,981
		5,307,906
France — 3.1%
BNP Paribas SA	25,136	1,191,452
Capgemini SE	9,082	1,733,127
Cie de Saint-Gobain	5,440	253,764
LVMH Moet Hennessy Louis Vuitton SE	4,068	2,829,728
Schneider Electric SE	10,830	1,502,157
TotalEnergies SE	46,229	2,358,168
		9,868,396
Germany — 1.0%
Allianz SE	7,093	1,286,318
Mercedes-Benz Group AG	13,055	763,818
RWE AG	26,197	1,080,338
		3,130,474
Ireland — 2.9%
Accenture PLC, Class A	9,365	2,868,125
Eaton Corp. PLC	15,468	2,295,297
Johnson Controls International PLC	8,464	456,294
Linde PLC	4,460	1,346,920
Medtronic PLC	11,414	1,056,023
Trane Technologies PLC	9,374	1,377,884
		9,400,543
Italy — 0.3%
Azimut Holding SpA	19,272	338,270
Intesa Sanpaolo SpA	294,448	525,489
		863,759
Security Description	Shares or Principal Amount	Value

Japan — 5.9%
Arcs Co., Ltd.	19,000	$ 302,500
Bridgestone Corp.	12,400	485,680
Dentsu Group, Inc.	37,300	1,304,559
ITOCHU Corp.	59,900	1,748,364
Kamigumi Co., Ltd.	33,300	678,125
KDDI Corp.	54,700	1,762,953
Meitec Corp.	77,100	1,455,490
NGK Spark Plug Co., Ltd.	16,600	325,236
Nippon Telegraph & Telephone Corp.	58,300	1,665,664
ORIX Corp.	88,800	1,574,619
Sankyo Co., Ltd.	13,200	415,083
SBI Holdings, Inc.	54,700	1,109,029
SCREEN Holdings Co., Ltd.	4,000	287,937
Shimamura Co., Ltd.	4,900	469,642
Sony Group Corp.	18,500	1,583,597
Sumitomo Mitsui Financial Group, Inc.	30,100	943,339
T&D Holdings, Inc.	50,300	563,883
Tokio Marine Holdings, Inc.	14,000	816,851
Tokyo Tatemono Co., Ltd.	80,900	1,191,471
Tsubakimoto Chain Co.	11,300	268,331
		18,952,353
Jersey — 0.2%
Glencore PLC	145,020	819,568
Netherlands — 3.8%
Adyen NV*†	267	481,619
ASML Holding NV	4,435	2,546,403
CNH Industrial NV	90,184	1,159,913
ING Groep NV	97,080	943,463
Koninklijke Ahold Delhaize NV	86,568	2,385,133
NN Group NV	24,543	1,150,555
NXP Semiconductors NV	9,276	1,705,671
Stellantis NV	122,351	1,757,587
		12,130,344
Norway — 0.7%
Equinor ASA	55,290	2,126,446
Singapore — 0.3%
United Overseas Bank, Ltd.	54,500	1,089,720
Spain — 0.1%
Iberdrola SA	28,201	300,456
Switzerland — 3.3%
Kuehne & Nagel International AG	4,527	1,219,097
Nestle SA	30,493	3,745,188
Roche Holding AG	8,028	2,665,944
UBS Group AG	62,320	1,020,669
Zurich Insurance Group AG	4,269	1,863,469
		10,514,367
United Kingdom — 5.7%
AstraZeneca PLC	23,825	3,131,795
Atlassian Corp. PLC, Class A†	1,110	232,345
BP PLC	572,642	2,804,921
Diageo PLC	42,516	2,020,805
Imperial Brands PLC	53,902	1,185,599
International Game Technology PLC	32,707	619,798
Legal & General Group PLC	359,131	1,145,896
Morgan Sindall Group PLC	11,892	294,604
Natwest Group PLC	599,245	1,818,937
Rio Tinto PLC	30,693	1,847,374

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Shell PLC (LSE)	109,263	$ 2,919,480
Tronox Holdings PLC, Class A	26,085	407,187
		18,428,741
United States — 64.2%
AbbVie, Inc.	28,365	4,070,661
Agilent Technologies, Inc.	19,949	2,675,161
Airbnb, Inc., Class A†	5,685	630,921
Allison Transmission Holdings, Inc.	29,817	1,248,438
Alphabet, Inc., Class C†	93,380	10,891,843
Amazon.com, Inc.†	69,080	9,322,346
Ameriprise Financial, Inc.	3,013	813,269
Amgen, Inc.	3,735	924,300
Apple, Inc.	98,494	16,006,260
Applied Materials, Inc.	17,440	1,848,291
Asbury Automotive Group, Inc.†	1,693	290,587
Bank of America Corp.	110,805	3,746,317
Bath & Body Works, Inc.	27,301	970,278
Berry Global Group, Inc.†	33,918	1,955,373
Box, Inc., Class A†	42,800	1,217,232
Bristol-Myers Squibb Co.	50,988	3,761,895
Brunswick Corp.	4,939	395,713
Builders FirstSource, Inc.†	5,065	344,420
Cadence Design Systems, Inc.†	19,586	3,644,563
CF Industries Holdings, Inc.	8,029	766,689
Cigna Corp.	6,115	1,683,826
Citizens Financial Group, Inc.	35,233	1,337,797
Coca-Cola Co.	23,816	1,528,273
CommVault Systems, Inc.†	4,841	271,532
ConocoPhillips	17,426	1,697,815
Coterra Energy, Inc.	46,111	1,410,535
CSX Corp.	57,804	1,868,803
Datadog, Inc., Class A†	2,021	206,162
Deere & Co.	5,703	1,957,156
Dell Technologies, Inc., Class C	28,998	1,306,650
Dropbox, Inc., Class A†	23,026	523,611
eBay, Inc.	29,999	1,458,851
Elevance Health, Inc.	6,820	3,253,822
Eli Lilly & Co.	9,566	3,153,815
EOG Resources, Inc.	10,979	1,221,084
Equitable Holdings, Inc.	38,786	1,102,686
Expedia Group, Inc.†	5,459	578,927
Exxon Mobil Corp.	31,826	3,084,894
Freeport-McMoRan, Inc.	36,797	1,160,945
Gartner, Inc.†	2,221	589,631
General Mills, Inc.	22,499	1,682,700
H&R Block, Inc.	34,214	1,367,191
Hilton Grand Vacations, Inc.†	39,465	1,608,988
Hologic, Inc.†	19,459	1,388,983
Home Depot, Inc.	5,968	1,796,010
Ironwood Pharmaceuticals, Inc.†	102,731	1,176,270
Laboratory Corp. of America Holdings	6,008	1,575,238
Lam Research Corp.	4,362	2,183,225
Lear Corp.	8,907	1,346,204
Louisiana-Pacific Corp.	19,132	1,217,369
Mastercard, Inc., Class A	10,807	3,823,409
McKesson Corp.	9,297	3,175,669
Meta Platforms, Inc., Class A†	11,106	1,766,965
Microsoft Corp.	53,275	14,956,424
Morgan Stanley	37,889	3,194,043
Mr. Cooper Group, Inc.†	21,820	982,991
Murphy USA, Inc.	1,397	397,251
Security Description	Shares or Principal Amount	Value

United States (continued)
Neurocrine Biosciences, Inc.†	3,224	$ 303,475
NextEra Energy, Inc.	33,609	2,839,624
NIKE, Inc., Class B	13,077	1,502,809
NortonLifeLock, Inc.	50,775	1,245,511
NVIDIA Corp.	22,516	4,089,581
Old Dominion Freight Line, Inc.	5,321	1,614,977
Oracle Corp.	26,775	2,084,166
Palo Alto Networks, Inc.†	4,194	2,093,225
Penske Automotive Group, Inc.	3,527	403,806
Pfizer, Inc.	86,095	4,348,658
Philip Morris International, Inc.	21,096	2,049,476
Pioneer Natural Resources Co.	4,838	1,146,364
Prestige Consumer Healthcare, Inc.†	16,349	986,008
Procter & Gamble Co.	29,722	4,128,683
Progress Software Corp.	7,980	374,741
Prologis, Inc.	15,153	2,008,682
PulteGroup, Inc.	35,520	1,549,382
QUALCOMM, Inc.	15,107	2,191,421
QuidelOrtho Corp.†	11,429	1,166,215
Regeneron Pharmaceuticals, Inc.†	1,189	691,629
SBA Communications Corp.	2,252	756,199
SeaWorld Entertainment, Inc.†	4,956	236,550
SS&C Technologies Holdings, Inc.	4,780	282,833
Syneos Health, Inc.†	14,605	1,155,840
Targa Resources Corp.	23,704	1,638,183
Tenet Healthcare Corp.†	7,214	476,990
Tesla, Inc.†	4,403	3,925,054
T-Mobile US, Inc.†	24,316	3,478,647
Tri Pointe Homes, Inc.†	37,763	699,371
United Rentals, Inc.†	8,109	2,616,531
United Therapeutics Corp.†	4,897	1,131,550
UnitedHealth Group, Inc.	9,675	5,247,140
Vertex Pharmaceuticals, Inc.†	1,710	479,501
Visa, Inc., Class A	15,612	3,311,461
VMware, Inc., Class A	6,168	716,722
Voya Financial, Inc.	27,256	1,639,721
Wells Fargo & Co.	66,664	2,924,550
Westlake Corp.	2,455	238,970
		206,334,548
Total Long-Term Investment Securities (cost $263,714,347)		318,489,906

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 07/29/2022, to be repurchased 08/01/2022 in the amount of $2,171,512 and collateralized by $1,461,200 of United States Treasury Notes, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $2,214,897 (cost $2,171,430)	$2,171,430	$ 2,171,430
TOTAL INVESTMENTS (cost $265,885,777)(1)	99.8%	320,661,336
Other assets less liabilities	0.2	672,003
NET ASSETS	100.0%	$321,333,339
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Global Equities Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $2,723,600 representing 0.8% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ASX—Australian Stock Exchange
LSE—London Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 826,725	$ —	$—	$ 826,725
Canada	10,154,165	—	—	10,154,165
Ireland	9,400,543	—	—	9,400,543
Netherlands	1,705,671	10,424,673	—	12,130,344
United Kingdom	1,259,330	17,169,411	—	18,428,741
United States	206,334,548	—	—	206,334,548
Other Countries	—	61,214,840	—	61,214,840
Repurchase Agreements	—	2,171,430	—	2,171,430
Total Investments at Value	$229,680,982	$90,980,354	$—	$320,661,336
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	38.4%
Collateralized Mortgage Obligations	13.6
Other Asset Backed Securities	9.7
Banks	8.1
Repurchase Agreements	3.5
Diversified Financial Services	2.6
Electric	2.2
REITS	1.8
Short-Term Investments	1.8
Pipelines	1.7
Auto Loan Receivables	1.4
Media	1.3
Municipal Securities	1.3
Healthcare-Services	1.3
Oil & Gas	1.2
Insurance	1.1
Telecommunications	1.1
Aerospace/Defense	0.9
Semiconductors	0.8
Pharmaceuticals	0.7
Mining	0.7
Auto Manufacturers	0.6
Building Materials	0.6
Agriculture	0.5
Software	0.5
Computers	0.5
Entertainment	0.5
Food	0.4
Gas	0.4
Retail	0.4
Commercial Services	0.4
Internet	0.4
Machinery-Diversified	0.4
Airlines	0.3
Beverages	0.3
Foreign Government Obligations	0.3
Healthcare-Products	0.2
Chemicals	0.2
Cosmetics/Personal Care	0.2
Packaging & Containers	0.2
Credit Card Receivables	0.2
Miscellaneous Manufacturing	0.2
Electronics	0.1
Transportation	0.1
Biotechnology	0.1
Lodging	0.1
Iron/Steel	0.1
Distribution/Wholesale	0.1
Machinery-Construction & Mining	0.1
103.6%
Credit Quality†#
Aaa	49.0%
Aa	1.2
A	8.8
Baa	20.7
Ba	3.5
B	0.9
Not Rated@	15.9
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 33.4%
Aerospace/Defense — 0.9%
Airbus SE
3.15%, 04/10/2027*	$ 245,000	$ 239,858
3.95%, 04/10/2047*	150,000	136,262
BAE Systems PLC
1.90%, 02/15/2031*	479,000	401,097
3.00%, 09/15/2050*	231,000	176,821
Boeing Co.
1.17%, 02/04/2023	350,000	345,619
1.43%, 02/04/2024	715,000	687,781
1.95%, 02/01/2024	405,000	392,747
2.20%, 02/04/2026	3,651,000	3,403,818
2.75%, 02/01/2026	395,000	377,123
2.85%, 10/30/2024	1,243,000	1,215,394
3.25%, 03/01/2028	429,000	398,838
4.88%, 05/01/2025	265,000	268,920
5.04%, 05/01/2027	170,000	173,362
5.15%, 05/01/2030	1,317,000	1,331,190
5.71%, 05/01/2040	1,195,000	1,196,320
5.81%, 05/01/2050	821,000	822,502
L3Harris Technologies, Inc.
1.80%, 01/15/2031	410,000	338,641
4.85%, 04/27/2035	200,000	204,787
Northrop Grumman Corp.
3.25%, 01/15/2028	100,000	97,848
3.85%, 04/15/2045	51,000	45,849
Raytheon Technologies Corp.
3.20%, 03/15/2024	105,000	104,790
3.75%, 11/01/2046	225,000	201,121
4.15%, 05/15/2045	296,000	278,006
4.35%, 04/15/2047	50,000	48,808
4.50%, 06/01/2042	225,000	226,166
TransDigm, Inc.
4.63%, 01/15/2029	2,345,000	2,110,500
		15,224,168
Agriculture — 0.5%
Altria Group, Inc.
2.45%, 02/04/2032	785,000	619,460
BAT Capital Corp.
2.26%, 03/25/2028	355,000	304,180
3.22%, 08/15/2024	917,000	899,903
3.73%, 09/25/2040	240,000	173,778
3.98%, 09/25/2050	370,000	259,038
4.39%, 08/15/2037	495,000	410,121
4.54%, 08/15/2047	240,000	180,369
4.74%, 03/16/2032	3,067,000	2,800,500
BAT International Finance PLC
1.67%, 03/25/2026	270,000	244,072
4.45%, 03/16/2028	2,960,000	2,834,369
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	695,083
		9,420,873
Airlines — 0.3%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	170,173	155,552
3.55%, 07/15/2031*	240,151	212,559
4.13%, 11/15/2026*	246,758	230,253
American Airlines Pass-Through Trust
3.00%, 04/15/2030	213,581	193,758
3.65%, 08/15/2030	153,015	141,647
Security Description	Shares or Principal Amount	Value

Airlines (continued)
3.70%, 04/01/2028	$ 210,102	$ 182,510
British Airways Pass-Through Trust
3.30%, 06/15/2034*	361,906	331,522
3.80%, 03/20/2033*	250,024	237,795
4.13%, 03/20/2033*	335,731	305,761
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	72,611	69,694
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	167,399	153,658
United Airlines Pass-Through Trust
2.70%, 11/01/2033	542,391	468,768
3.10%, 04/07/2030	464,894	396,133
3.50%, 09/01/2031	456,141	420,497
3.65%, 07/07/2027	141,354	126,522
3.70%, 09/01/2031	650,439	576,339
4.00%, 10/11/2027	230,212	216,861
4.15%, 10/11/2025 to 02/25/2033	780,165	750,559
4.55%, 08/25/2031	398,590	346,281
4.60%, 09/01/2027	232,711	213,718
		5,730,387
Auto Manufacturers — 0.6%
General Motors Co.
6.13%, 10/01/2025	245,000	257,535
General Motors Financial Co., Inc.
1.20%, 10/15/2024	260,000	243,185
1.25%, 01/08/2026	901,000	812,890
2.35%, 01/08/2031	172,000	138,732
2.70%, 06/10/2031	475,000	389,232
3.80%, 04/07/2025	325,000	320,730
4.35%, 01/17/2027	218,000	214,138
Hyundai Capital America
1.15%, 11/10/2022*	754,000	748,903
1.30%, 01/08/2026*	215,000	193,479
1.50%, 06/15/2026*	380,000	339,849
1.80%, 10/15/2025 to 01/10/2028*	685,000	603,727
2.38%, 10/15/2027*	260,000	232,136
3.00%, 02/10/2027*	200,000	186,656
Nissan Motor Co., Ltd.
3.52%, 09/17/2025*	922,000	886,209
4.35%, 09/17/2027*	1,497,000	1,405,494
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	398,000	326,539
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	355,000	309,666
3.20%, 09/26/2026*	1,851,000	1,779,995
3.75%, 05/13/2030*	736,000	690,795
		10,079,890
Auto Parts & Equipment — 0.0%
Lear Corp.
2.60%, 01/15/2032	220,000	177,923
Banks — 8.1%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	435,295
AIB Group PLC
4.26%, 04/10/2025*	270,000	265,317
4.75%, 10/12/2023*	1,080,000	1,078,248

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	$ 200,000	$ 199,172
Banco Nacional de Panama
2.50%, 08/11/2030*	600,000	478,500
Banco Santander SA
1.72%, 09/14/2027	200,000	176,568
1.85%, 03/25/2026	400,000	363,836
2.75%, 05/28/2025	400,000	381,730
2.75%, 12/03/2030	400,000	322,321
Bangkok Bank PCL
3.73%, 09/25/2034*	2,087,000	1,843,864
Bank of America Corp.
1.66%, 03/11/2027	145,000	132,519
1.90%, 07/23/2031	290,000	240,003
2.57%, 10/20/2032	3,990,000	3,426,157
3.09%, 10/01/2025	390,000	379,867
3.37%, 01/23/2026	200,000	195,340
3.38%, 04/02/2026	290,000	283,248
3.42%, 12/20/2028	2,909,000	2,783,380
3.55%, 03/05/2024	400,000	399,295
3.71%, 04/24/2028	1,000,000	974,007
3.97%, 03/05/2029	1,557,000	1,524,086
4.25%, 10/22/2026	270,000	271,746
4.38%, 04/27/2028	705,000	707,322
5.88%, 03/15/2028(1)	2,572,000	2,443,066
6.10%, 03/17/2025(1)	3,305,000	3,340,649
6.50%, 10/23/2024(1)	2,114,000	2,166,963
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	375,223
Bank of Montreal
3.80%, 12/15/2032	167,000	156,748
Bank of New York Mellon Corp.
3.30%, 08/23/2029	267,000	255,402
Barclays PLC
1.01%, 12/10/2024	705,000	671,108
2.89%, 11/24/2032	2,322,000	1,903,504
4.97%, 05/16/2029	1,576,000	1,562,664
BNP Paribas SA
1.32%, 01/13/2027*	210,000	187,821
2.16%, 09/15/2029*	933,000	790,407
3.05%, 01/13/2031*	315,000	277,105
BPCE SA
1.00%, 01/20/2026*	570,000	511,697
1.65%, 10/06/2026*	342,000	308,891
2.28%, 01/20/2032*	410,000	330,165
4.50%, 03/15/2025*	2,200,000	2,172,913
4.63%, 07/11/2024*	600,000	597,621
Citigroup, Inc.
2.56%, 05/01/2032	910,000	783,843
2.67%, 01/29/2031	4,965,000	4,386,386
3.06%, 01/25/2033	342,000	303,635
3.20%, 10/21/2026	194,000	189,639
3.52%, 10/27/2028	200,000	191,155
3.67%, 07/24/2028	1,380,000	1,336,569
3.89%, 01/10/2028	800,000	782,758
4.30%, 11/20/2026	540,000	545,639
4.40%, 06/10/2025	190,000	191,869
4.45%, 09/29/2027	53,000	53,155
Citizens Financial Group, Inc.
2.64%, 09/30/2032	94,000	77,850
Security Description	Shares or Principal Amount	Value

Banks (continued)
Commonwealth Bank of Australia
2.50%, 09/18/2022*	$ 400,000	$ 399,923
3.31%, 03/11/2041*	250,000	194,400
Cooperatieve Rabobank UA
3.75%, 07/21/2026	485,000	472,257
Credit Agricole SA
1.25%, 01/26/2027*	769,000	684,526
2.81%, 01/11/2041*	345,000	246,637
4.38%, 03/17/2025*	200,000	197,510
Credit Suisse AG
3.70%, 02/21/2025	295,000	290,802
Credit Suisse Group AG
1.31%, 02/02/2027*	1,235,000	1,064,197
2.19%, 06/05/2026*	250,000	227,728
2.59%, 09/11/2025*	260,000	243,818
3.09%, 05/14/2032*	1,218,000	980,690
3.75%, 03/26/2025	2,310,000	2,238,241
3.87%, 01/12/2029*	250,000	226,729
4.28%, 01/09/2028*	250,000	233,050
Danske Bank A/S
1.17%, 12/08/2023*	932,000	921,095
Deutsche Bank AG
2.13%, 11/24/2026	390,000	349,445
2.22%, 09/18/2024	555,000	536,336
2.31%, 11/16/2027	2,717,000	2,358,987
3.70%, 05/30/2024	450,000	444,214
DNB Bank ASA
1.61%, 03/30/2028*	675,000	598,658
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	506,000	461,776
1.99%, 01/27/2032	1,250,000	1,030,928
2.38%, 07/21/2032	365,000	308,158
2.60%, 02/07/2030	3,000,000	2,654,998
2.64%, 02/24/2028	599,000	558,205
3.27%, 09/29/2025	484,000	474,559
3.69%, 06/05/2028	1,308,000	1,275,956
4.41%, 04/23/2039	530,000	507,486
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	522,558
2.21%, 08/17/2029	415,000	354,488
2.36%, 08/18/2031	580,000	477,933
4.00%, 03/09/2026(1)	1,271,000	1,123,914
4.29%, 09/12/2026	200,000	197,373
4.70%, 03/09/2031(1)	3,212,000	2,564,637
4.76%, 03/29/2033	600,000	570,614
6.10%, 01/14/2042	230,000	260,124
HSBC USA, Inc.
3.75%, 05/24/2024	485,000	485,320
ING Groep NV
1.73%, 04/01/2027	225,000	203,013
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	3,038,325
2.96%, 05/13/2031	1,708,000	1,529,063
3.51%, 01/23/2029	3,928,000	3,760,921
4.01%, 04/23/2029	5,046,000	4,940,862
4.20%, 07/23/2029	2,175,000	2,147,214
KeyCorp
4.79%, 06/01/2033	110,000	111,985
KeyCorp.
4.15%, 10/29/2025	75,000	75,638
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	413,992

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
2.91%, 11/07/2023	$ 200,000	$ 199,219
3.75%, 01/11/2027	1,106,000	1,081,523
4.38%, 03/22/2028	221,000	218,427
4.50%, 11/04/2024	440,000	440,964
4.58%, 12/10/2025	200,000	197,166
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	275,104
4.00%, 07/29/2025*	250,000	250,676
6.13%, 03/08/2027*(1)	3,380,000	3,127,908
Macquarie Group, Ltd.
1.34%, 01/12/2027*	380,000	338,514
4.44%, 06/21/2033*	7,177,000	6,840,102
5.03%, 01/15/2030*	300,000	303,827
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	4,800,000	4,024,788
3.75%, 07/18/2039	355,000	315,807
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	481,000	425,191
2.23%, 05/25/2026	680,000	640,023
2.87%, 09/13/2030	337,000	298,053
Morgan Stanley
2.19%, 04/28/2026	285,000	271,369
2.51%, 10/20/2032	3,649,000	3,139,461
2.70%, 01/22/2031	272,000	243,506
3.13%, 07/27/2026	183,000	178,261
3.22%, 04/22/2042	705,000	589,389
3.59%, 07/22/2028	533,000	515,750
3.77%, 01/24/2029	278,000	270,615
4.30%, 01/27/2045	275,000	260,523
4.35%, 09/08/2026	75,000	75,614
4.43%, 01/23/2030	457,000	458,425
4.46%, 04/22/2039	300,000	291,671
5.00%, 11/24/2025	119,000	122,595
National Australia Bank, Ltd.
2.33%, 08/21/2030*	300,000	246,739
3.93%, 08/02/2034*	470,000	432,149
Natwest Group PLC
3.75%, 11/01/2029	477,000	458,108
4.27%, 03/22/2025	200,000	198,226
4.45%, 05/08/2030	250,000	240,853
4.80%, 04/05/2026	200,000	202,018
4.89%, 05/18/2029	400,000	395,511
Nordea Bank Abp
1.50%, 09/30/2026*	291,000	263,541
Northern Trust Corp.
3.38%, 05/08/2032	105,000	99,777
PNC Bank NA
2.50%, 08/27/2024	375,000	367,669
Santander UK Group Holdings PLC
1.67%, 06/14/2027	465,000	411,510
Societe Generale SA
1.49%, 12/14/2026*	997,000	887,577
1.79%, 06/09/2027*	420,000	371,073
2.89%, 06/09/2032*	980,000	795,201
3.00%, 01/22/2030*	352,000	304,481
4.25%, 04/14/2025*	676,000	666,216
Standard Chartered PLC
1.46%, 01/14/2027*	430,000	383,866
2.82%, 01/30/2026*	460,000	438,495
4.87%, 03/15/2033*	250,000	237,762
Security Description	Shares or Principal Amount	Value

Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	$ 847,000	$ 790,606
2.13%, 07/08/2030	4,943,000	4,179,346
2.63%, 07/14/2026	188,000	178,490
3.04%, 07/16/2029	1,142,000	1,042,613
Sumitomo Mitsui Trust Bank, Ltd.
0.85%, 03/25/2024*	711,000	677,595
Truist Financial Corp.
4.00%, 05/01/2025	53,000	53,509
UBS Group AG
1.36%, 01/30/2027*	400,000	359,832
1.49%, 08/10/2027*	830,000	737,171
2.86%, 08/15/2023*	200,000	199,945
3.13%, 08/13/2030*	280,000	252,309
4.13%, 09/24/2025*	1,827,000	1,835,364
4.38%, 02/10/2031*(1)	3,708,000	2,980,305
4.49%, 05/12/2026*	881,000	886,095
UniCredit SpA
1.98%, 06/03/2027*	330,000	285,987
2.57%, 09/22/2026*	420,000	375,065
5.86%, 06/19/2032*	300,000	267,152
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,586,944
3.20%, 06/17/2027	1,658,000	1,592,613
4.40%, 06/14/2046	131,000	119,864
4.90%, 11/17/2045	112,000	108,604
Westpac Banking Corp.
2.89%, 02/04/2030	1,841,000	1,751,543
3.13%, 11/18/2041	447,000	345,309
4.32%, 11/23/2031	300,000	291,585
		144,408,638
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	943,000	971,306
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	65,000	62,351
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	540,000	525,301
4.44%, 10/06/2048	405,000	383,229
4.60%, 06/01/2060	210,000	201,450
4.75%, 04/15/2058	325,000	317,017
5.45%, 01/23/2039	1,320,000	1,424,299
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	335,000	275,491
2.75%, 01/22/2030	385,000	353,160
Constellation Brands, Inc.
4.40%, 11/15/2025	145,000	147,656
5.25%, 11/15/2048	85,000	87,992
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	500,000	394,500
Keurig Dr Pepper, Inc.
3.43%, 06/15/2027	75,000	73,439
4.42%, 05/25/2025	27,000	27,499
		5,244,690

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology — 0.1%
Amgen, Inc.
1.65%, 08/15/2028	$ 265,000	$ 236,273
Baxalta, Inc.
5.25%, 06/23/2045	14,000	14,617
Biogen, Inc.
2.25%, 05/01/2030	289,000	247,290
Gilead Sciences, Inc.
2.60%, 10/01/2040	605,000	468,581
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	900,000	753,954
Royalty Pharma PLC
1.20%, 09/02/2025	193,000	176,635
2.15%, 09/02/2031	287,000	237,630
		2,134,980
Building Materials — 0.6%
Carrier Global Corp.
3.58%, 04/05/2050	4,334,000	3,470,404
CRH America, Inc.
5.13%, 05/18/2045*	200,000	202,249
Lennox International, Inc.
1.70%, 08/01/2027	1,290,000	1,145,449
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	646,000	625,141
Masco Corp.
2.00%, 10/01/2030	170,000	139,446
6.50%, 08/15/2032	250,000	278,376
Standard Industries, Inc.
3.38%, 01/15/2031*	1,200,000	975,780
4.38%, 07/15/2030*	2,275,000	1,987,167
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,092,466
		9,916,478
Chemicals — 0.2%
Albemarle Corp.
5.45%, 12/01/2044	150,000	148,169
Axalta Coating Systems LLC
3.38%, 02/15/2029*	1,625,000	1,416,937
Celanese US Holdings LLC
3.50%, 05/08/2024	358,000	352,308
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
5.13%, 04/01/2025*	700,000	726,920
DuPont de Nemours, Inc.
5.32%, 11/15/2038	165,000	169,828
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027*	290,000	255,956
3.47%, 12/01/2050*	122,000	94,245
5.00%, 09/26/2048	143,000	138,100
LYB International Finance BV
4.88%, 03/15/2044	300,000	282,786
Nutrien, Ltd.
4.13%, 03/15/2035	300,000	289,310
4.20%, 04/01/2029	75,000	74,541
5.00%, 04/01/2049	110,000	112,404
		4,061,504
Security Description	Shares or Principal Amount	Value

Commercial Services — 0.4%
Element Fleet Management Corp.
1.60%, 04/06/2024*	$ 1,642,000	$ 1,567,878
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	180,985
7.00%, 10/15/2037*	1,038,000	1,245,323
Ford Foundation
2.82%, 06/01/2070	175,000	125,332
Global Payments, Inc.
2.90%, 05/15/2030 to 11/15/2031	365,000	309,871
3.20%, 08/15/2029	477,000	425,033
Pepperdine University
3.30%, 12/01/2059	290,000	218,052
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	452,919
2.90%, 10/01/2030	710,000	613,522
S&P Global, Inc.
2.90%, 03/01/2032*	382,000	354,831
4.25%, 05/01/2029*	606,000	619,890
Triton Container International, Ltd.
1.15%, 06/07/2024*	550,000	514,448
University of Southern California
3.23%, 10/01/2120	280,000	191,551
		6,819,635
Computers — 0.5%
Apple, Inc.
2.70%, 08/05/2051	890,000	707,395
3.45%, 02/09/2045	519,000	477,298
3.85%, 08/04/2046	362,000	350,765
CGI, Inc.
1.45%, 09/14/2026	432,000	387,525
2.30%, 09/14/2031	776,000	641,457
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	4,423,000	4,491,320
5.45%, 06/15/2023	63,000	63,692
6.02%, 06/15/2026	963,000	1,022,988
HP, Inc.
3.00%, 06/17/2027	310,000	294,620
Leidos, Inc.
2.30%, 02/15/2031	235,000	194,507
		8,631,567
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	885,000	824,981
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2029*	1,339,000	1,295,768
3.63%, 03/24/2032*	1,762,000	1,709,833
		3,830,582
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028*	980,000	917,153
WW Grainger, Inc.
4.60%, 06/15/2045	104,000	106,320
		1,023,473
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
3.00%, 10/29/2028	1,665,000	1,458,428

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
3.30%, 01/30/2032	$ 1,879,000	$ 1,580,787
6.50%, 07/15/2025	1,719,000	1,774,520
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	230,000	203,587
2.45%, 10/29/2026	335,000	298,003
2.88%, 08/14/2024	550,000	527,564
4.50%, 09/15/2023	3,643,000	3,638,708
Air Lease Corp.
2.88%, 01/15/2026	500,000	468,031
3.25%, 03/01/2025 to 10/01/2029	969,000	861,571
3.38%, 07/01/2025	344,000	329,185
3.75%, 06/01/2026	244,000	233,338
Aviation Capital Group LLC
3.88%, 05/01/2023*	350,000	346,507
5.50%, 12/15/2024*	524,000	519,927
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026*	1,762,000	1,530,981
2.53%, 11/18/2027*	3,265,000	2,705,212
2.75%, 02/21/2028*	1,350,000	1,116,800
2.88%, 02/15/2025*	219,000	202,537
3.95%, 07/01/2024*	2,041,000	1,966,706
4.25%, 04/15/2026*	1,194,000	1,111,953
4.38%, 05/01/2026*	395,000	368,688
5.25%, 05/15/2024*	3,833,000	3,787,098
5.50%, 01/15/2026*	1,270,000	1,232,877
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045*	110,000	103,898
BOC Aviation, Ltd.
2.75%, 09/18/2022*	200,000	199,771
3.50%, 10/10/2024*	200,000	195,617
Brookfield Finance, Inc.
3.90%, 01/25/2028	148,000	144,017
4.70%, 09/20/2047	35,000	31,685
4.85%, 03/29/2029	197,000	199,016
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	393,506
3.20%, 02/05/2025	105,000	102,706
4.20%, 10/29/2025	100,000	100,078
Charles Schwab Corp.
5.00%, 06/01/2027(1)	3,313,000	3,205,328
E*TRADE Financial Corp.
3.80%, 08/24/2027	1,882,000	1,862,109
Global Aircraft Leasing Co., Ltd.
6.50%, 09/15/2024*(2)	1,959,710	1,508,977
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	171,000	166,656
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	594,000	518,245
International Lease Finance Corp.
5.88%, 08/15/2022	150,000	150,114
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	1,988,340
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	831,006
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022*	200,000	199,701
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Morgan Stanley Domestic Holdings, Inc.
4.50%, 06/20/2028	$ 1,523,000	$ 1,556,626
Nomura Holdings, Inc.
2.65%, 01/16/2025	545,000	525,088
2.68%, 07/16/2030	350,000	294,408
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023*	350,000	346,903
5.50%, 02/15/2024*	62,000	61,293
Raymond James Financial, Inc.
4.95%, 07/15/2046	1,428,000	1,425,597
Toll Road Investors Partnership II LP
Zero Coupon 02/15/2026 to 02/15/2043*	7,258,244	3,979,903
		46,353,596
Electric — 2.2%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	75,117
Alabama Power Co.
3.75%, 03/01/2045	50,000	43,675
4.10%, 01/15/2042	63,000	57,098
5.70%, 02/15/2033	100,000	113,397
Alexander Funding Trust
1.84%, 11/15/2023*	500,000	478,960
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	328,827
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	230,000	187,761
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025	180,000	181,217
6.13%, 04/01/2036	176,000	203,027
Calpine Corp.
3.75%, 03/01/2031*	1,405,000	1,247,183
CenterPoint Energy, Inc.
1.45%, 06/01/2026	460,000	420,991
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027*	360,000	359,302
Clearway Energy Operating LLC
4.75%, 03/15/2028*	872,000	845,840
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	272,442
5.95%, 12/15/2036	100,000	109,598
CMS Energy Corp.
2.95%, 02/15/2027	116,000	110,746
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	108,210
Constellation Energy Generation LLC
5.75%, 10/01/2041	325,000	330,770
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	178,805
DTE Electric Co.
3.70%, 03/15/2045	111,000	100,032
Duke Energy Carolinas LLC
6.00%, 12/01/2028	200,000	221,866
Duke Energy Corp.
3.75%, 04/15/2024 to 09/01/2046	885,000	773,128
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	114,224

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Duke Energy Progress LLC
2.90%, 08/15/2051	$ 320,000	$ 250,289
4.15%, 12/01/2044	180,000	170,611
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	296,878
3.62%, 08/01/2027*	400,000	376,736
Edison International
3.55%, 11/15/2024	734,000	722,520
Electricite de France SA
4.88%, 09/21/2038*	1,201,000	1,118,324
Emera US Finance LP
4.75%, 06/15/2046	320,000	296,783
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	2,964,600
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	430,054
3.50%, 04/01/2026	88,000	88,892
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	183,567
3.05%, 06/01/2031	145,000	135,305
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	93,611
Evergy, Inc.
2.90%, 09/15/2029	450,000	407,952
Fells Point Funding Trust
3.05%, 01/31/2027*	1,215,000	1,144,544
FirstEnergy Corp.
2.65%, 03/01/2030	2,230,000	1,962,400
3.40%, 03/01/2050	1,244,000	928,459
5.35%, 07/15/2047	1,007,000	902,217
Florida Power & Light Co.
3.25%, 06/01/2024	450,000	451,142
Fortis, Inc.
3.06%, 10/04/2026	186,000	177,544
Hydro-Quebec
8.05%, 07/07/2024	360,000	392,325
ITC Holdings Corp.
2.70%, 11/15/2022	350,000	348,572
2.95%, 05/14/2030*	210,000	190,189
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	2,876,000	2,539,919
4.30%, 01/15/2026*	245,000	245,581
6.15%, 06/01/2037	100,000	108,780
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	206,338
MidAmerican Energy Co.
3.50%, 10/15/2024	686,000	690,321
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028*	140,000	139,724
Nevada Power Co.
5.38%, 09/15/2040	96,000	101,108
New England Power Co.
3.80%, 12/05/2047*	140,000	121,399
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	110,903
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	384,669
3.51%, 10/01/2024*	360,000	352,164
NRG Energy, Inc.
2.00%, 12/02/2025*	355,000	325,435
Security Description	Shares or Principal Amount	Value

Electric (continued)
2.45%, 12/02/2027*	$ 395,000	$ 348,181
4.45%, 06/15/2029*	300,000	275,947
OGE Energy Corp.
0.70%, 05/26/2023	285,000	277,204
Ohio Power Co.
2.90%, 10/01/2051	335,000	254,549
Oklahoma Gas and Electric Co.
0.55%, 05/26/2023	345,000	337,170
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	348,713
Pacific Gas & Electric Co
3.75%, 08/15/2042	75,000	53,276
Pacific Gas & Electric Co.
1.70%, 11/15/2023	350,000	338,298
2.95%, 03/01/2026	185,000	169,389
3.00%, 06/15/2028	1,428,000	1,257,555
3.25%, 02/16/2024	1,000,000	976,306
3.30%, 08/01/2040	3,970,000	2,921,431
3.45%, 07/01/2025	290,000	277,499
4.30%, 03/15/2045	130,000	97,963
4.45%, 04/15/2042	420,000	329,328
Pennsylvania Electric Co.
3.25%, 03/15/2028*	75,000	70,957
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	144,482
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	302,018
5.10%, 06/01/2054	385,000	418,060
5.21%, 12/01/2049	205,000	218,272
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	253,821
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	173,413
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	45,521
Public Service Co. of Oklahoma
6.63%, 11/15/2037	450,000	522,852
Public Service Electric & Gas Co.
2.25%, 09/15/2026	70,000	66,891
5.70%, 12/01/2036	100,000	111,960
San Diego Gas & Electric Co.
2.95%, 08/15/2051	445,000	350,217
Southern California Edison Co.
3.65%, 03/01/2028	200,000	193,311
4.05%, 03/15/2042	350,000	302,417
5.55%, 01/15/2036	100,000	103,383
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	92,814
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	97,882
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	103,000	92,855
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	176,594
Wisconsin Electric Power Co.
3.10%, 06/01/2025	110,000	109,096
Wisconsin Energy Corp.
3.55%, 06/15/2025	55,000	54,693

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Xcel Energy, Inc.
3.35%, 12/01/2026	$ 220,000	$ 215,792
		38,602,181
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	2,208,670
3.25%, 09/08/2024	44,000	43,229
3.88%, 01/12/2028	133,000	128,702
		2,380,601
Entertainment — 0.5%
Magallanes, Inc.
5.05%, 03/15/2042*	2,922,000	2,616,866
5.14%, 03/15/2052*	2,618,000	2,307,999
5.39%, 03/15/2062*	1,048,000	927,018
WMG Acquisition Corp.
3.00%, 02/15/2031*	2,745,000	2,384,115
		8,235,998
Food — 0.4%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	372,956
Campbell Soup Co.
3.13%, 04/24/2050	145,000	111,016
Conagra Brands, Inc.
5.30%, 11/01/2038	105,000	103,673
Indofood CBP Sukses Makmur Tbk PT
3.54%, 04/27/2032	2,816,000	2,302,559
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 01/15/2030*	2,525,000	2,455,165
Kraft Heinz Foods Co.
4.38%, 06/01/2046	304,000	269,539
4.63%, 10/01/2039	400,000	367,526
Kroger Co.
5.00%, 04/15/2042	400,000	406,356
McCormick & Co., Inc.
2.50%, 04/15/2030	751,000	663,760
Smithfield Foods, Inc.
3.00%, 10/15/2030*	730,000	615,190
Tyson Foods, Inc.
5.15%, 08/15/2044	195,000	203,194
		7,870,934
Forest Products & Paper — 0.0%
International Paper Co.
8.70%, 06/15/2038	100,000	131,752
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(3)(4)	697,152	174,288
Pindo Deli Pulp & Paper Mills FRS
5.81%, (3 ML+3.00%), 04/28/2027*†(3)(5)	1,554,872	0
		306,040
Gas — 0.4%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	285,000	281,715
Atmos Energy Corp.
0.63%, 03/09/2023	195,000	191,814
4.13%, 10/15/2044	270,000	252,300
Security Description	Shares or Principal Amount	Value

Gas (continued)
Boston Gas Co.
3.15%, 08/01/2027*	$ 3,510,000	$ 3,320,946
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	209,527
NiSource, Inc.
1.70%, 02/15/2031	360,000	293,124
2.95%, 09/01/2029	245,000	224,940
3.60%, 05/01/2030	1,413,000	1,346,407
Southern California Gas Co.
2.55%, 02/01/2030	666,000	616,196
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	58,000	57,181
3.15%, 09/30/2051	295,000	218,131
3.25%, 06/15/2026	85,000	82,908
3.95%, 10/01/2046	71,000	60,481
		7,155,670
Healthcare-Products — 0.2%
Alcon Finance Corp.
2.60%, 05/27/2030*	556,000	488,098
2.75%, 09/23/2026*	716,000	679,536
3.00%, 09/23/2029*	1,740,000	1,598,139
Boston Scientific Corp.
4.55%, 03/01/2039	98,000	96,485
DH Europe Finance II SARL
3.25%, 11/15/2039	202,000	178,052
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	695,000	619,502
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	583,000	499,678
		4,159,490
Healthcare-Services — 1.3%
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	400,000	304,273
Children's Hospital
2.93%, 07/15/2050	340,000	250,473
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	193,869
CommonSpirit Health
1.55%, 10/01/2025	275,000	255,802
2.78%, 10/01/2030	275,000	241,655
3.91%, 10/01/2050	275,000	224,771
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	265,564
DaVita, Inc.
4.63%, 06/01/2030*	1,425,000	1,168,500
Elevance Health, Inc.
4.10%, 03/01/2028	105,000	106,470
4.65%, 08/15/2044	180,000	180,032
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	760,000	589,943
2.88%, 09/01/2050	400,000	298,866
Hartford HealthCare Corp.
3.45%, 07/01/2054	700,000	587,871
HCA, Inc.
3.50%, 07/15/2051	137,000	102,181
4.13%, 06/15/2029	2,177,000	2,097,739
4.38%, 03/15/2042*	1,780,000	1,537,077
4.63%, 03/15/2052*	1,326,000	1,166,895
5.13%, 06/15/2039	335,000	318,686
5.25%, 06/15/2026	1,365,000	1,386,784
5.50%, 06/15/2047	235,000	228,886

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Memorial Health Services
3.45%, 11/01/2049	$ 620,000	$ 523,243
MidMichigan Health
3.41%, 06/01/2050	155,000	122,784
MultiCare Health System
2.80%, 08/15/2050	235,000	172,012
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	529,997
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	211,343
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	332,120
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	81,235
Quest Diagnostics, Inc.
3.45%, 06/01/2026	56,000	55,570
Texas Health Resources
2.33%, 11/15/2050	220,000	147,441
4.33%, 11/15/2055	400,000	402,952
Toledo Hospital
5.33%, 11/15/2028	3,425,000	3,204,813
5.75%, 11/15/2038	1,296,000	1,355,307
Tower Health
4.45%, 02/01/2050	3,152,000	1,891,200
UnitedHealth Group, Inc.
3.10%, 03/15/2026	201,000	200,230
3.25%, 05/15/2051	345,000	293,501
3.50%, 08/15/2039	420,000	384,796
4.63%, 07/15/2035	260,000	277,196
Universal Health Services, Inc.
2.65%, 10/15/2030*	675,000	552,419
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	270,281
		22,514,777
Holding Companies-Diversified — 0.0%
CK Hutchison International 19, Ltd.
3.63%, 04/11/2029*	201,000	196,933
Home Builders — 0.0%
Lennar Corp.
4.50%, 04/30/2024	185,000	185,664
Insurance — 1.1%
AIA Group, Ltd.
3.20%, 09/16/2040*	250,000	202,002
3.90%, 04/06/2028*	250,000	251,282
Allied World Assurance Co. Holdings, Ltd.
4.35%, 10/29/2025	2,500,000	2,462,910
Aon Corp.
3.75%, 05/02/2029	3,568,000	3,477,649
Aon Global, Ltd.
3.50%, 06/14/2024	360,000	359,157
Assurant, Inc.
4.20%, 09/27/2023	229,000	229,310
Athene Global Funding
1.45%, 01/08/2026*	470,000	424,795
2.50%, 01/14/2025*	129,000	123,142
2.75%, 06/25/2024*	180,000	173,817
2.95%, 11/12/2026*	1,125,000	1,045,688
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	$ 738,000	$ 568,534
3.85%, 03/15/2052	410,000	375,857
Brown & Brown, Inc.
2.38%, 03/15/2031	910,000	749,701
4.95%, 03/17/2052	2,155,000	1,987,417
Chubb INA Holdings, Inc.
3.35%, 05/15/2024	630,000	631,680
F&G Global Funding
1.75%, 06/30/2026*	380,000	343,398
Fairfax Financial Holdings Ltd
3.38%, 03/03/2031	551,000	490,400
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/2028	2,552,000	2,557,447
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	59,307
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	212,639
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	238,152
Intact US Holdings, Inc.
4.60%, 11/09/2022	300,000	300,904
Liberty Mutual Group, Inc.
4.25%, 06/15/2023*	100,000	100,160
4.57%, 02/01/2029*	350,000	350,158
Marsh & McLennan Cos., Inc.
4.20%, 03/01/2048	1,409,000	1,299,489
New York Life Global Funding
3.00%, 01/10/2028*	162,000	156,753
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	275,781
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	405,000	363,994
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	217,987
Prudential Insurance Co. of America
8.30%, 07/01/2025*	200,000	221,798
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	186,596
		20,437,904
Internet — 0.4%
Amazon.com, Inc.
3.88%, 08/22/2037	400,000	403,721
3.95%, 04/13/2052	655,000	643,505
Booking Holdings, Inc.
2.75%, 03/15/2023	214,000	214,072
Match Group Holdings II LLC
3.63%, 10/01/2031*	1,625,000	1,388,140
MercadoLibre, Inc.
3.13%, 01/14/2031	2,583,000	1,988,409
Prosus NV
3.68%, 01/21/2030*	2,510,000	2,121,497
		6,759,344
Investment Companies — 0.0%
Blackstone Secured Lending Fund
3.65%, 07/14/2023	390,000	384,488

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel — 0.1%
Nucor Corp.
2.98%, 12/15/2055	$ 100,000	$ 70,190
Reliance Steel & Aluminum Co.
1.30%, 08/15/2025	1,160,000	1,063,457
Steel Dynamics, Inc.
1.65%, 10/15/2027	169,000	148,023
		1,281,670
Lodging — 0.1%
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,519,216
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.
4.13%, 06/30/2028*	873,000	827,168
Caterpillar, Inc.
6.05%, 08/15/2036	100,000	121,374
		948,542
Machinery-Diversified — 0.4%
CNH Industrial Capital LLC
4.20%, 01/15/2024	539,000	540,326
CNH Industrial NV
3.85%, 11/15/2027	1,403,000	1,345,504
nVent Finance SARL
4.55%, 04/15/2028	225,000	219,587
Otis Worldwide Corp.
2.57%, 02/15/2030	710,000	636,002
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/2028	3,564,000	3,538,962
Xylem, Inc.
3.25%, 11/01/2026	49,000	47,925
		6,328,306
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	2,080,000	1,848,954
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041 to 03/01/2042	535,000	392,813
3.70%, 04/01/2051	525,000	372,527
4.80%, 03/01/2050	510,000	426,427
4.91%, 07/23/2025	1,712,000	1,736,540
5.25%, 04/01/2053	4,380,000	3,867,388
5.38%, 04/01/2038	138,000	127,069
6.38%, 10/23/2035	602,000	631,200
6.83%, 10/23/2055	175,000	183,009
Comcast Corp.
2.89%, 11/01/2051	494,000	374,978
3.20%, 07/15/2036	300,000	268,255
3.25%, 11/01/2039	1,090,000	941,337
3.90%, 03/01/2038	273,000	258,810
4.20%, 08/15/2034	630,000	634,040
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	182,927
3.35%, 09/15/2026*	134,000	130,454
CSC Holdings LLC
4.13%, 12/01/2030*	1,575,000	1,330,859
4.50%, 11/15/2031*	2,150,000	1,816,750
Security Description	Shares or Principal Amount	Value

Media (continued)
Discovery Communications LLC
4.00%, 09/15/2055	$ 482,000	$ 353,412
4.65%, 05/15/2050	1,355,000	1,126,611
5.20%, 09/20/2047	10,000	8,898
Paramount Global
2.90%, 01/15/2027	285,000	269,733
Sirius XM Radio, Inc.
4.13%, 07/01/2030*	2,165,000	1,948,067
5.50%, 07/01/2029*	812,000	795,565
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	2,257,657
5.50%, 09/01/2041	700,000	638,534
Walt Disney Co.
3.70%, 10/15/2025	540,000	545,800
		23,468,614
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.20%, 06/15/2035	150,000	153,336
4.38%, 06/15/2045	100,000	98,025
		251,361
Mining — 0.7%
Anglo American Capital PLC
2.25%, 03/17/2028*	1,326,000	1,161,342
2.88%, 03/17/2031*	1,551,000	1,317,972
3.63%, 09/11/2024*	200,000	196,775
3.88%, 03/16/2029*	1,901,000	1,774,170
4.75%, 03/16/2052*	2,499,000	2,192,566
Glencore Funding LLC
2.50%, 09/01/2030*	1,260,000	1,047,828
2.85%, 04/27/2031*	2,121,000	1,780,955
4.13%, 05/30/2023*	1,333,000	1,327,908
Novelis Corp.
3.25%, 11/15/2026*	411,000	382,460
3.88%, 08/15/2031*	1,039,000	888,345
Teck Resources, Ltd.
3.90%, 07/15/2030	250,000	229,766
		12,300,087
Miscellaneous Manufacturing — 0.2%
Eaton Corp.
5.80%, 03/15/2037	300,000	334,120
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	1,603,000	1,585,096
Parker-Hannifin Corp.
4.10%, 03/01/2047	63,000	56,294
4.45%, 11/21/2044	180,000	168,537
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026*	300,000	284,449
3.13%, 03/16/2024*	250,000	248,907
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/2024	150,000	148,706
		2,826,109
Oil & Gas — 1.2%
Aker BP ASA
2.00%, 07/15/2026*	254,000	231,149
BP Capital Markets America, Inc.
2.77%, 11/10/2050	450,000	336,722

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
2.94%, 06/04/2051	$ 500,000	$ 381,016
3.02%, 01/16/2027	300,000	294,174
BP Capital Markets PLC
3.28%, 09/19/2027	115,000	113,437
Chevron USA, Inc.
3.25%, 10/15/2029	280,000	273,855
Diamondback Energy, Inc.
4.40%, 03/24/2051	1,057,000	954,420
Ecopetrol SA
4.13%, 01/16/2025	180,000	173,273
5.38%, 06/26/2026	193,000	186,824
5.88%, 09/18/2023	185,000	186,837
Energean Israel Finance, Ltd.
4.88%, 03/30/2026*	2,091,000	1,916,401
5.38%, 03/30/2028*	478,000	421,166
Eni SpA
4.00%, 09/12/2023*	2,645,000	2,639,399
4.25%, 05/09/2029*	1,407,000	1,404,121
Eni USA, Inc.
7.30%, 11/15/2027	200,000	226,629
EOG Resources, Inc.
4.15%, 01/15/2026	100,000	102,027
EQT Corp.
3.90%, 10/01/2027	201,000	195,541
Equinor ASA
3.25%, 11/10/2024	90,000	89,682
Exxon Mobil Corp.
3.00%, 08/16/2039	410,000	352,739
3.10%, 08/16/2049	510,000	420,329
4.11%, 03/01/2046	183,000	177,214
HF Sinclair Corp.
2.63%, 10/01/2023*	490,000	476,953
5.88%, 04/01/2026*	265,000	271,612
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	1,125,000	1,078,780
6.75%, 06/30/2030*	1,367,000	1,287,364
Marathon Petroleum Corp.
4.70%, 05/01/2025	251,000	255,582
4.75%, 09/15/2044	2,160,000	1,992,026
5.85%, 12/15/2045	974,000	966,069
Phillips 66 Co.
3.15%, 12/15/2029*	250,000	230,719
3.55%, 10/01/2026*	49,000	48,112
4.90%, 10/01/2046*	106,000	105,726
Pioneer Natural Resources Co.
1.90%, 08/15/2030	520,000	439,960
Saudi Arabian Oil Co.
1.63%, 11/24/2025*	200,000	187,400
Shell International Finance BV
3.25%, 05/11/2025	200,000	199,976
Suncor Energy, Inc.
5.95%, 05/15/2035	200,000	215,852
7.88%, 06/15/2026	144,000	162,331
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030	1,714,000	1,251,220
TotalEnergies Capital International SA
2.99%, 06/29/2041	760,000	635,233
3.13%, 05/29/2050	555,000	453,891
3.46%, 07/12/2049	385,000	331,073
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Valero Energy Corp.
2.15%, 09/15/2027	$ 410,000	$ 372,024
		22,038,858
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC
5.13%, 09/15/2040	150,000	151,975
Halliburton Co.
3.80%, 11/15/2025	9,000	9,016
4.85%, 11/15/2035	85,000	85,558
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	227,000	221,769
		468,318
Packaging & Containers — 0.2%
Crown Americas LLC/Crown Americas Capital Corp.
4.75%, 02/01/2026	2,010,000	1,994,684
Graphic Packaging International LLC
1.51%, 04/15/2026*	545,000	497,211
Packaging Corp. of America
4.05%, 12/15/2049	385,000	337,131
WRKCo., Inc.
3.75%, 03/15/2025	300,000	298,960
3.90%, 06/01/2028	45,000	44,420
		3,172,406
Pharmaceuticals — 0.7%
AbbVie, Inc.
3.20%, 11/21/2029	794,000	756,760
4.05%, 11/21/2039	784,000	742,472
4.40%, 11/06/2042	275,000	265,317
4.50%, 05/14/2035	420,000	426,895
AstraZeneca PLC
2.13%, 08/06/2050	240,000	171,913
4.00%, 09/18/2042	110,000	107,214
6.45%, 09/15/2037	140,000	176,379
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	240,988
4.55%, 02/20/2048	121,000	124,774
CVS Health Corp.
4.30%, 03/25/2028	75,000	76,237
5.05%, 03/25/2048	1,244,000	1,266,047
CVS Pass-Through Trust
4.70%, 01/10/2036*	218,673	214,835
7.51%, 01/10/2032*	184,136	203,171
8.35%, 07/10/2031*	247,635	285,599
Jazz Securities DAC
4.38%, 01/15/2029*	2,540,000	2,445,639
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	251,000	254,777
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	1,540,000	1,460,752
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	707,000	688,223
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	820,000	670,404
3.18%, 07/09/2050	385,000	305,304
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	139,000	131,557

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Viatris, Inc.
2.30%, 06/22/2027	$ 1,157,000	$ 1,009,497
Zoetis, Inc.
2.00%, 05/15/2030	370,000	322,044
		12,346,798
Pipelines — 1.7%
Boardwalk Pipelines LP
3.40%, 02/15/2031	300,000	264,931
Buckeye Partners LP
5.85%, 11/15/2043	260,000	190,805
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	421,167
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	2,059,000	1,662,430
Cheniere Energy Partners LP
4.50%, 10/01/2029	1,195,000	1,157,758
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049*	423,000	353,327
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,458,435
Energy Transfer LP
4.15%, 09/15/2029	272,000	257,804
4.40%, 03/15/2027	1,555,000	1,538,212
4.75%, 01/15/2026	98,000	98,617
4.95%, 05/15/2028 to 01/15/2043	717,000	641,150
5.50%, 06/01/2027	69,000	71,238
6.05%, 06/01/2041	677,000	677,124
Enterprise Products Operating LLC
3.20%, 02/15/2052	690,000	528,725
4.95%, 10/15/2054	180,000	171,671
EQM Midstream Partners LP
5.50%, 07/15/2028	350,000	330,771
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	715,000	608,244
4.32%, 12/30/2039*	280,000	227,601
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	491,305	412,702
Gray Oak Pipeline LLC
2.00%, 09/15/2023*	265,000	258,827
2.60%, 10/15/2025*	1,345,000	1,264,722
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,560,788
Magellan Midstream Partners LP
3.20%, 03/15/2025	103,000	100,669
MPLX LP
4.95%, 03/14/2052	3,458,000	3,177,748
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	351,640
ONEOK Partners LP
5.00%, 09/15/2023	90,000	91,280
6.65%, 10/01/2036	240,000	253,817
ONEOK, Inc.
5.20%, 07/15/2048	2,261,000	2,118,191
7.50%, 09/01/2023	559,000	575,544
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,466,143
4.70%, 06/15/2044	820,000	671,528
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	$ 1,021,000	$ 997,446
4.50%, 05/15/2030	1,042,000	1,032,079
Southern Natural Gas Co. LLC
4.80%, 03/15/2047*	102,000	92,595
8.00%, 03/01/2032	140,000	167,141
Targa Resources Corp.
4.20%, 02/01/2033	697,000	655,854
4.95%, 04/15/2052	836,000	754,767
Texas Eastern Transmission LP
3.50%, 01/15/2028*	60,000	57,627
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	270,000	270,000
3.75%, 10/16/2023	360,000	360,330
4.75%, 05/15/2038	300,000	295,438
		30,646,886
Real Estate — 0.0%
GAIF Bond Issuer Pty., Ltd.
3.40%, 09/30/2026*	263,000	255,028
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	243,000	240,250
		495,278
REITS — 1.8%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	260,000	204,076
3.80%, 04/15/2026	70,000	69,638
4.00%, 02/01/2050	334,000	286,647
American Campus Communities Operating Partnership LP
2.85%, 02/01/2030	486,000	470,379
3.63%, 11/15/2027	441,000	440,416
American Tower Corp.
1.50%, 01/31/2028	610,000	529,526
1.88%, 10/15/2030	545,000	444,682
2.10%, 06/15/2030	300,000	251,083
2.95%, 01/15/2051	164,000	117,362
3.10%, 06/15/2050	251,000	185,590
3.38%, 10/15/2026	175,000	168,810
3.55%, 07/15/2027	1,859,000	1,797,434
3.70%, 10/15/2049	615,000	491,667
Boston Properties LP
2.55%, 04/01/2032	3,765,000	3,119,387
3.20%, 01/15/2025	228,000	224,093
3.65%, 02/01/2026	148,000	146,188
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	330,962
2.50%, 08/16/2031	215,000	173,186
3.85%, 02/01/2025	200,000	197,322
Corporate Office Properties LP
2.00%, 01/15/2029	175,000	143,281
2.75%, 04/15/2031	624,000	510,664
Crown Castle, Inc.
3.25%, 01/15/2051	194,000	148,191
3.70%, 06/15/2026	858,000	846,422
3.80%, 02/15/2028	797,000	775,337
4.00%, 03/01/2027	377,000	374,084
Digital Realty Trust LP
3.70%, 08/15/2027	115,000	112,313
Equinix, Inc.
2.00%, 05/15/2028	901,000	790,522

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
2.15%, 07/15/2030	$ 2,406,000	$ 2,037,917
2.90%, 11/18/2026	560,000	532,947
Essex Portfolio LP
2.65%, 03/15/2032	365,000	312,695
Goodman US Finance Three LLC
3.70%, 03/15/2028*	215,000	209,498
Healthcare Realty Holdings LP
2.00%, 03/15/2031	300,000	241,024
3.10%, 02/15/2030	795,000	703,001
Healthpeak Properties, Inc.
2.13%, 12/01/2028	679,000	602,607
3.50%, 07/15/2029	356,000	336,038
Iron Mountain, Inc.
4.50%, 02/15/2031*	2,745,000	2,408,738
Life Storage LP
2.40%, 10/15/2031	255,000	209,965
4.00%, 06/15/2029	415,000	391,532
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	245,077
National Retail Properties, Inc.
4.00%, 11/15/2025	291,000	290,974
Office Properties Income Trust
2.40%, 02/01/2027	525,000	417,079
3.45%, 10/15/2031	265,000	189,003
Physicians Realty LP
2.63%, 11/01/2031	265,000	221,024
Public Storage
1.95%, 11/09/2028	315,000	279,987
2.25%, 11/09/2031	265,000	230,693
Realty Income Corp.
3.25%, 01/15/2031	340,000	317,676
3.88%, 07/15/2024 to 04/15/2025	310,000	311,513
Regency Centers LP
2.95%, 09/15/2029	335,000	301,023
4.13%, 03/15/2028	400,000	394,141
Sabra Health Care LP
3.20%, 12/01/2031	430,000	353,248
Safehold Operating Partnership LP
2.80%, 06/15/2031	1,200,000	1,001,360
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,820,000
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/2025*	400,000	391,336
Scentre Group Trust 2
4.75%, 09/24/2080*	405,000	372,911
SITE Centers Corp.
4.70%, 06/01/2027	94,000	93,364
UDR, Inc.
2.10%, 08/01/2032	310,000	249,069
3.00%, 08/15/2031	55,000	48,563
3.20%, 01/15/2030	370,000	335,661
Ventas Realty LP
3.75%, 05/01/2024	380,000	377,772
Welltower, Inc.
2.70%, 02/15/2027	71,000	67,044
3.10%, 01/15/2030	260,000	236,304
6.50%, 03/15/2041	250,000	288,265
Security Description	Shares or Principal Amount	Value

REITS (continued)
WP Carey, Inc.
2.40%, 02/01/2031	$ 395,000	$ 332,683
4.25%, 10/01/2026	790,000	788,590
		31,289,584
Retail — 0.4%
7-Eleven, Inc.
0.95%, 02/10/2026*	325,000	292,661
1.30%, 02/10/2028*	261,000	222,793
2.50%, 02/10/2041*	266,000	192,742
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	545,000	425,774
3.63%, 05/13/2051*	610,000	463,080
3.80%, 01/25/2050*	400,000	313,612
AutoZone, Inc.
1.65%, 01/15/2031	340,000	279,199
Home Depot, Inc.
4.40%, 03/15/2045	180,000	181,927
Lowe's Cos., Inc.
1.70%, 10/15/2030	560,000	470,674
2.63%, 04/01/2031	365,000	326,537
3.13%, 09/15/2024	180,000	178,625
McDonald's Corp.
4.70%, 12/09/2035	155,000	162,630
6.30%, 10/15/2037	102,000	123,038
Nordstrom, Inc.
4.00%, 03/15/2027	520,000	475,980
4.25%, 08/01/2031	581,000	470,558
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	185,000	183,453
Penske Automotive Group, Inc.
3.75%, 06/15/2029	2,445,000	2,193,898
		6,957,181
Savings & Loans — 0.0%
Nationwide Building Society
1.00%, 08/28/2025*	240,000	215,088
Semiconductors — 0.8%
Analog Devices, Inc.
2.80%, 10/01/2041	473,000	394,024
Broadcom, Inc.
1.95%, 02/15/2028*	1,200,000	1,055,209
3.14%, 11/15/2035*	2,538,000	2,051,406
3.19%, 11/15/2036*	2,581,000	2,073,497
3.47%, 04/15/2034*	2,079,000	1,782,753
4.15%, 11/15/2030	1,146,000	1,088,925
4.93%, 05/15/2037*	1,552,000	1,474,311
KLA Corp.
3.30%, 03/01/2050	350,000	295,321
Microchip Technology, Inc.
0.97%, 02/15/2024	167,000	159,261
0.98%, 09/01/2024	750,000	703,290
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	725,000	612,484
2.70%, 05/01/2025	256,000	246,531
3.25%, 05/11/2041	745,000	579,171
QUALCOMM, Inc.
4.50%, 05/20/2052	290,000	301,135
TSMC Arizona Corp.
4.50%, 04/22/2052	335,000	336,384

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
TSMC Global, Ltd.
4.63%, 07/22/2032*	$ 274,000	$ 282,779
Xilinx, Inc.
2.38%, 06/01/2030	1,283,000	1,168,638
		14,605,119
Software — 0.5%
Activision Blizzard Inc
1.35%, 09/15/2030	487,000	406,744
Fiserv, Inc.
3.20%, 07/01/2026	180,000	175,124
3.50%, 07/01/2029	1,675,000	1,589,776
4.40%, 07/01/2049	175,000	158,628
Microsoft Corp.
2.40%, 08/08/2026	200,000	196,091
2.92%, 03/17/2052	325,000	274,710
3.04%, 03/17/2062	91,000	76,216
3.50%, 02/12/2035	137,000	138,239
Oracle Corp.
2.30%, 03/25/2028	635,000	569,602
2.50%, 10/15/2022	450,000	449,408
3.80%, 11/15/2037	200,000	164,830
3.85%, 07/15/2036	54,000	45,570
3.90%, 05/15/2035	46,000	39,649
4.30%, 07/08/2034	81,000	74,227
4.38%, 05/15/2055	200,000	160,771
Roper Technologies, Inc.
1.40%, 09/15/2027	680,000	598,449
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,020,000	1,989,740
VMware, Inc.
1.40%, 08/15/2026	859,000	773,588
4.65%, 05/15/2027	280,000	283,863
Workday, Inc.
3.50%, 04/01/2027	563,000	551,912
		8,717,137
Telecommunications — 1.1%
AT&T, Inc.
1.65%, 02/01/2028	110,000	97,811
2.25%, 02/01/2032	765,000	651,794
2.30%, 06/01/2027	1,110,000	1,035,160
3.50%, 06/01/2041	304,000	256,974
3.55%, 09/15/2055	1,393,000	1,087,258
Corning, Inc.
3.90%, 11/15/2049	580,000	485,869
Deutsche Telekom International Finance BV
4.88%, 03/06/2042*	400,000	400,081
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	918,162
Rogers Communications, Inc.
4.50%, 03/15/2042*	3,354,000	3,186,338
4.55%, 03/15/2052*	3,714,000	3,513,209
Telefonica Emisiones SAU
4.67%, 03/06/2038	265,000	241,086
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,567,184
4.38%, 04/15/2040	317,000	297,156
Verizon Communications, Inc.
2.10%, 03/22/2028	910,000	831,909
2.36%, 03/15/2032	76,000	65,759
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
2.65%, 11/20/2040	$ 495,000	$ 383,210
4.27%, 01/15/2036	1,354,000	1,338,943
Vodafone Group PLC
4.88%, 06/19/2049	450,000	431,720
5.25%, 05/30/2048	226,000	228,568
6.25%, 11/30/2032	300,000	338,446
		19,356,637
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	623,000	592,226
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	172,666
3.65%, 09/01/2025	400,000	405,160
CSX Corp.
3.35%, 09/15/2049	85,000	71,079
4.75%, 11/15/2048	345,000	354,852
Indian Railway Finance Corp., Ltd.
2.80%, 02/10/2031*	652,000	540,653
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	245,000	245,808
Kansas City Southern
4.70%, 05/01/2048	382,000	379,780
Union Pacific Corp.
4.10%, 09/15/2067	100,000	92,364
		2,262,362
Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/2030	500,000	463,108
3.45%, 06/01/2029	450,000	435,448
		898,556
Total Corporate Bonds & Notes (cost $659,204,112)		595,234,747
ASSET BACKED SECURITIES — 11.3%
Auto Loan Receivables — 1.4%
CarNow Auto Receivables Trust
Series 2021-1A, Class A 0.97%, 10/15/2024*	242,334	241,694
Carvana Auto Receivables Trust
Series 2019-2A, Class C 3.00%, 06/17/2024*	53,314	53,296
Series 2019-3A, Class D 3.04%, 04/15/2025*	2,240,000	2,221,617
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C 1.63%, 09/16/2030*	282,000	260,208
Series 2020-1A, Class B 2.39%, 04/16/2029*	1,565,000	1,541,119
Drive Auto Receivables Trust
Series 2019-1, Class D 4.09%, 06/15/2026	330,778	330,758
DT Auto Owner Trust
Series 2021-2A, Class C 1.10%, 02/16/2027*	940,000	894,866
Series 2019-4A, Class C 2.73%, 07/15/2025*	605,005	604,143
Series 2022-2A, Class B 4.22%, 01/15/2027*	2,300,000	2,286,297

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Exeter Automobile Receivables Trust
Series 2020-1A, Class C 2.49%, 01/15/2025*	$ 354,674	$ 354,228
Series 2019-3A, Class D 3.11%, 08/15/2025*	1,593,512	1,582,605
Series 2022-2A, Class D 4.56%, 07/17/2028	2,100,000	2,024,886
Flagship Credit Auto Trust
Series 2019-4, Class D 3.12%, 01/15/2026*	1,900,000	1,843,252
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	2,900,000	2,640,669
NextGear Floorplan Master Owner Trust
Series 2019-2A, Class A2 2.07%, 10/15/2024*	1,175,000	1,171,887
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3 4.14%, 02/16/2027	2,316,000	2,321,660
Santander Retail Auto Lease Trust
Series 2020-A, Class C 2.08%, 03/20/2024*	1,154,000	1,141,234
Securitized Term Auto Loan Receivables Trust
Series 2019-CRTA, Class B 2.45%, 03/25/2026*	213,683	212,468
Series 2019-CRTA, Class C 2.85%, 03/25/2026*	254,580	253,373
Sonoran Auto Receivables Trust
4.75%, 07/15/2024 to 06/15/2025(3)	711,100	679,245
Tricolor Auto Securitization Trust
Series 2020-1A, Class A 4.88%, 11/15/2026*	218,806	218,648
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	2,200,000	2,144,941
Veros Auto Receivables Trust
Series 2021-1, Class A 0.92%, 10/15/2026*	403,483	394,672
		25,417,766
Credit Card Receivables — 0.2%
Consumer Receivables Asset Investment Trust FRS
Series 2021-1, Class A1X 5.20%, (3 ML+3.00%), 03/24/2023*	1,162,686	1,145,667
Continental Finance Credit Card LLC
Series 2020-1A, Class A 2.24%, 12/15/2028*	990,000	937,645
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A 1.54%, 03/20/2026*	1,095,000	1,039,295
		3,122,607
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 9.7%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 3.06%, (1 ML+0.80%), 12/26/2044*	$ 156,999	$ 153,007
Accelerated Assets LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	1,090,072	998,775
ACREC, Ltd. FRS
Series 2021-FL1, Class C 4.31%, (1 ML+2.15%), 10/16/2036*	1,389,000	1,287,610
Series 2021-FL1, Class D 4.81%, (1 ML+2.65%), 10/16/2036*	1,675,500	1,567,202
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class C 4.65%, (1 ML+2.65%), 01/15/2037*	1,682,000	1,601,370
Allegro CLO II-S, Ltd. FRS
Series 2014-1RA, Class A2 4.33%, (3 ML+1.60%), 10/21/2028*	2,477,180	2,414,084
American Homes 4 Rent Trust
Series 2015-SFR1, Class A 3.47%, 04/17/2052*	865,480	853,248
Series 2014-SFR3, Class A 3.68%, 12/17/2036*	1,287,943	1,277,341
Series 2014-SFR2, Class A 3.79%, 10/17/2036*	862,920	859,613
Series 2014-SFR3, Class C 4.60%, 12/17/2036*	150,000	150,212
Series 2015-SFR1, Class E 5.64%, 04/17/2052*	370,000	375,297
Series 2015-SFR2, Class E 6.07%, 10/17/2052*	500,000	514,393
Series 2014-SFR2, Class E 6.23%, 10/17/2036*	150,000	152,256
Series 2014-SFR3, Class E 6.42%, 12/17/2036*	275,000	281,846
AMSR Trust
Series 2020-SFR4, Class C 1.86%, 11/17/2037*	2,000,000	1,850,153
Series 2020-SFR3, Class E1 2.56%, 09/17/2037*	1,535,000	1,434,590
Arbor Realty Collateralized Loan Obligation, Ltd. FRS
Series 2020-FL1, Class C 4.12%, (SOFR30A+2.16%), 02/15/2035*	1,794,500	1,761,350
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class B 3.60%, (1 ML+1.60%), 05/15/2036*	625,500	597,935
Series 2021-FL3, Class C 3.85%, (1 ML+1.85%), 08/15/2034*	951,500	878,083
Series 2021-FL1, Class C 4.00%, (1 ML+2.00%), 12/15/2035*	461,000	438,179
Series 2021-FL3, Class D 4.20%, (1 ML+2.20%), 08/15/2034*	527,000	485,948
Series 2021-FL4, Class C 4.30%, (1 ML+2.30%), 11/15/2036*	1,850,500	1,724,838
Series 2022-FL1, Class D 4.42%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	4,713,995
Series 2021-FL1, Class D 4.95%, (1 ML+2.95%), 12/15/2035*	424,000	401,669

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Atrium XII FRS
4.11%, (3 ML+1.35%), 04/22/2027*	$ 2,950,000	$ 2,867,102
Babson CLO, Ltd. FRS
Series 2013-IA, Class BR 3.96%, (3 ML+1.25%), 01/20/2028*	4,300,018	4,203,014
BDS, Ltd. FRS
Series 2019-FL4, Class A 3.10%, (1 ML+1.10%), 08/15/2036*	498,214	498,737
Series 2021-FL7, Class B 3.66%, (1 ML+1.50%), 06/16/2036*	684,000	653,553
BSPRT Issuer, Ltd. FRS
Series 2019-FL5, Class C 4.00%, (1 ML+2.00%), 05/15/2029*	1,485,000	1,443,084
Series 2021-FL7, Class C 4.30%, (1 ML+2.30%), 12/15/2038*	450,000	422,984
Series 2021-FL7, Class D 4.75%, (1 ML+2.75%), 12/15/2038*	513,000	474,820
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	820,768	747,377
Series 2021-1A, Class B 2.92%, 04/15/2036*	1,649,729	1,486,541
Series 2020-1A, Class A 2.98%, 11/15/2035*	1,066,906	991,454
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	2,146,241	2,118,162
Camillo Issuer LLC
5.00%, 12/05/2023	1,340,524	1,338,747
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	372,031	347,499
CAUTO
Series 2020-1A, Class A4 3.19%, 02/15/2050*	1,180,535	1,124,037
CFIN Issuer LLC
Series 2022-RTL1, Class AA 3.25%, 02/16/2026*	2,000,000	1,970,000
CHCP, Ltd. FRS
Series 2021-FL1, Class B 3.87%, (SOFR30A+1.76%), 02/15/2038*	566,500	546,211
Series 2021-FL1, Class C 4.32%, (SOFR30A+2.21%), 02/15/2038*	642,000	626,295
CLNC, Ltd. FRS
Series 2019-FL1, Class B 4.18%, (SOFR30A+2.01%), 08/20/2035*	910,000	907,775
Series 2019-FL1, Class C 4.68%, (SOFR30A+2.51%), 08/20/2035*	1,480,000	1,410,720
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 4.56%, (3 ML+1.70%), 11/07/2030*	3,656,527	3,539,098
Series 2018-28A, Class BR 5.01%, (3 ML+2.15%), 11/07/2030*	2,328,072	2,211,757
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	705,764	682,482
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2019-3, Class B 3.16%, 10/15/2052*	$ 1,900,000	$ 1,738,168
Series 2019-1, Class B 3.88%, 03/15/2052*	1,025,000	1,007,763
Cutwater, Ltd. FRS
Series 2015-1A, Class BR 4.31%, (3 ML+1.80%), 01/15/2029*	4,810,000	4,669,279
Series 2014-1A, Class BR 4.91%, (3 ML+2.40%), 07/15/2026*	934,308	923,817
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	1,250,000	1,138,793
Diamond Resorts Owner Trust
Series 2018-1, Class A 3.70%, 01/21/2031*	224,420	223,688
Diversified ABS Phase III LLC
4.88%, 04/28/2039(3)	2,740,033	2,657,832
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 4.06%, (3 ML+1.55%), 04/15/2031*	5,500,000	5,316,355
FirstKey Homes Trust
Series 2020-SFR1, Class D 2.24%, 08/17/2037*	1,500,000	1,400,738
Series 2020-SFR2, Class E 2.67%, 10/19/2037*	1,500,000	1,382,059
Series 2022-SFR1, Class D 5.20%, 05/17/2039*	880,000	870,556
Foundation Finance Trust
Series 2019-1A, Class A 3.86%, 11/15/2034*	187,346	185,035
FTF Funding II LLC
8.00%, 08/15/2024(3)	84,478	67,582
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	667,499	612,611
Series 2017-2A, Class A 3.26%, 10/15/2053*	498,646	463,633
Series 2017-1A, Class A 3.74%, 10/15/2052*	102,792	98,749
5.00%, 10/20/2051(3)	633,736	570,362
Harbourview CLO VII, Ltd. FRS
4.44%, (3 ML+1.70%), 07/18/2031*	2,865,000	2,699,498
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	99,704	97,449
Series 2017-3A, Class A2 3.95%, 09/20/2048*	349,640	340,233
Series 2017-1A, Class A2 4.46%, 09/20/2047*	285,340	281,433
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.66%, 12/26/2028*	55,669	54,812
Ladder Capital Commercial Mtg. Trust FRS
Series 2021-FL2, Class C 4.15%, (1 ML+2.15%), 12/13/2038*	1,072,500	1,018,666
LoanCore Issuer, Ltd. FRS
Series 2018-CRE1, Class AS 3.50%, (1 ML+1.50%), 05/15/2028*	3,895,000	3,858,107
Series 2021-CRE5, Class AS 3.75%, (1 ML+1.75%), 07/15/2036*	3,077,500	2,918,486

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2021-CRE5, Class B 4.00%, (1 ML+2.00%), 07/15/2036*	$ 1,115,000	$ 1,055,035
Series 2019-CRE2, Class D 4.45%, (1 ML+2.45%), 05/15/2036*	501,000	492,693
Series 2018-CRE1, Class C 4.55%, (1 ML+2.55%), 05/15/2028*	1,025,000	1,017,958
LP LMS Asset Securization Trust
Series 2021-2A, Class A 1.75%, 01/15/2029*	1,530,066	1,490,456
3.23%, 10/15/2028	877,902	867,026
Lument Finance Trust, Inc. FRS
Series 2021-FL1, Class C 3.95%, (1 ML+1.95%), 06/15/2039*	2,150,000	2,078,027
Madison Park Funding XXIII, Ltd. FRS
Series 2017-23A, Class CR 4.77%, (3 ML+2.00%), 07/27/2031*	3,200,273	3,039,395
Mariner Finance Issuance Trust
Series 2019-AA, Class B 3.51%, 07/20/2032*	1,075,000	1,035,828
MF1, Ltd. FRS
Series 2022-FL8, Class C 3.67%, (SOFR30A+2.20%), 02/19/2037*	1,327,832	1,250,309
Series 2022-FL8, Class D 4.12%, (SOFR30A+2.65%), 02/19/2037*	767,466	718,912
Series 2020-FL4, Class AS 4.17%, (SOFR30A+2.21%), 11/15/2035*	1,334,500	1,307,125
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 4.46%, (3 ML+1.65%), 01/29/2030*	4,114,474	4,003,930
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	817,491	764,097
Neuberger Berman CLO XV FRS
Series 2013-15A, Class CR2 4.36%, (3 ML+1.85%), 10/15/2029*	1,414,771	1,344,762
Neuberger Berman CLO XXI, Ltd. FRS
Series 2016-21A, Class CR2 4.76%, (3 ML+2.05%), 04/20/2034*	1,276,441	1,185,791
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A 3.10%, 07/25/2026*	2,971,499	2,720,615
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	1,346,877	1,236,200
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	1,164,468	1,106,182
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 4.51%, (3 ML+1.75%), 04/22/2030*	2,169,250	2,059,351
Series 2019-1A, Class CR 5.11%, (3 ML+2.35%), 04/22/2030*	2,324,266	2,188,905
Octane Receivables Trust
Series 2021-1A, Class B 1.53%, 04/20/2027*	700,000	645,117
Series 2021-1A, Class C 2.23%, 11/20/2028*	600,000	553,677
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
OL SP LLC
4.16%, 02/09/2030	$ 449,750	$ 444,523
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	600,000	561,864
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	1,100,000	1,020,550
P4 SFR Holdco LLC
7.25%, 10/11/2026(3)	1,100,000	1,100,000
Pagaya AI Debt Selection Trust
Series 2021-1, Class A 1.18%, 11/15/2027*	1,407,183	1,376,753
Palmer Square Loan Funding, Ltd. FRS
Series 2020-1A, Class A2 2.83%, (3 ML+1.35%), 02/20/2028*	1,890,000	1,844,738
Series 2020-1A, Class B 3.38%, (3 ML+1.90%), 02/20/2028*	1,671,732	1,588,938
Parallel, Ltd. FRS
Series 2015-1A, Class C1R 4.46%, (3 ML+1.75%), 07/20/2027*	680,000	667,266
Series 2015-1A, Class C2R 4.46%, (3 ML+1.75%), 07/20/2027*	730,000	709,041
PNMAC GMSR Issuer Trust FRS
Series 2022-GT1, Class A 5.76%, (SOFR30A+4.25%), 05/25/2027*	1,650,000	1,640,794
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(6)	3,022,959	2,890,523
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 2.24%, 09/27/2060*(7)	1,680,247	1,591,829
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,573,345
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,846,173
Series 2022-SFR2, Class E1 4.55%, 04/17/2027	1,500,000	1,398,135
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,533,970
Race Point VIII CLO, Ltd. FRS
Series 2013-8A, Class AR2 2.52%, (3 ML+1.04%), 02/20/2030*	1,844,613	1,813,666
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	132,069	124,501
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 3.37%, (SOFR30A+1.95%), 11/15/2038*	759,000	714,743
Series 2022-FL3, Class C 3.62%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,345,025
Series 2021-FL2, Class C 4.26%, (1 ML+2.10%), 04/18/2038*	1,072,500	1,008,050
Theorem Funding Trust
Series 2022-2A, Class A 6.06%, 12/15/2028*	1,275,000	1,288,104

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
TICP CLO I-2, Ltd. FRS
Series 2018-IA, Class A2 4.27%, (3 ML+1.50%), 04/26/2028*	$ 2,991,269	$ 2,933,729
Tricon American Homes Trust
Series 2019-SFR1, Class D 3.20%, 03/17/2038*	1,657,000	1,582,924
Upstart Securitization Trust
Series 2021-1, Class A 0.87%, 03/20/2031*	303,666	300,466
VM DEBT LLC
7.46%, 07/18/2027(3)	2,000,000	2,000,000
VOLT C LLC
Series 2021-NPL9, Class A1 1.99%, 05/25/2051*(7)	867,724	815,619
VOLT CI LLC
Series 2021-NP10, Class A1 1.99%, 05/25/2051*(7)	1,048,093	985,009
VOLT XCII LLC
Series 2021-NPL1, Class A1 1.89%, 02/27/2051*(7)	725,107	685,373
VOLT XCIII LLC
Series 2021-NPL2, Class A1 1.89%, 02/27/2051*(7)	2,304,137	2,174,233
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(7)	1,609,202	1,534,258
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(7)	928,274	877,733
VOLT XCV LLC
Series 2021-NPL4, Class A1 2.24%, 03/27/2051*(7)	1,032,770	981,944
VOLT XCVI LLC
Series 2021-NPL5, Class A1 2.12%, 03/27/2051*(7)	1,368,735	1,300,666
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(7)	1,434,832	1,361,171
Voya CLO, Ltd. FRS
Series 2012-4A, Class BR3 4.46%, (3 ML+1.95%), 10/15/2030*	446,999	423,759
Series 2012-4A, Class C1R3 5.81%, (3 ML+3.30%), 10/15/2030*	631,645	571,404
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 3.96%, (3 ML+1.45%), 10/15/2030*	1,058,177	997,803
VSE VOI Mtg. LLC
Series 2018-A, Class A 3.56%, 02/20/2036*	178,620	175,577
		171,925,737
REITS — 0.0%
American Tower Trust I
Series 13, Class 2A 3.07%, 03/15/2048*	750,000	745,965
Total Asset Backed Securities (cost $209,903,545)		201,212,075
Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.6%
Commercial and Residential — 6.8%
Anchor Mtg. Trust
Series 2021-1, Class A1 2.60%, 10/25/2026*	$ 2,750,000	$ 2,662,349
AREIT Trust FRS
Series 2022-CRE6, Class B 3.32%, (SOFR30A+1.85%), 01/16/2037*	614,000	611,502
Series 2019-CRE3, Class A 3.34%, (SOFR30A+1.38%), 09/14/2036*	124,742	123,561
Series 2019-CRE3, Class B 3.62%, (SOFR30A+1.66%), 09/14/2036*	2,234,000	2,226,194
Series 2022-CRE6, Class C 3.62%, (SOFR30A+2.15%), 01/16/2037*	1,264,000	1,196,346
Series 2019-CRE3, Class C 3.97%, (SOFR30A+2.01%), 09/14/2036*	1,015,000	1,006,512
Series 2022-CRE6, Class D 4.32%, (SOFR30A+2.85%), 01/16/2037*	537,000	527,099
Series 2019-CRE3, Class D 4.72%, (SOFR30A+2.76%), 09/14/2036*	884,500	852,807
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,245,833
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 3.36%, 08/25/2033(6)	79,664	77,126
Blackstone Mtg. Trust, Inc. FRS
Series 2020-FL2, Class B 3.47%, (SOFR30A+1.51%), 02/15/2038*	875,000	829,698
BVRT Financing Trust
3.08%, 11/10/2022	595,539	594,833
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 3.30%, (1 ML+1.30%), 05/15/2038*	2,281,000	2,206,017
Series 2021-FL4, Class B 3.55%, (1 ML+1.55%), 05/15/2038*	4,995,500	4,738,691
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	2,943,032
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	2,780,000	2,541,933
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(6)	843,000	836,907
COMM Mtg. Trust
Series 2020-CBM, Class A2 2.90%, 02/10/2037*	1,950,000	1,853,019
Series 2015-LC19, Class A4 3.18%, 02/10/2048	5,000,000	4,911,964
Series 2015-DC1, Class A5 3.35%, 02/10/2048	5,000,000	4,914,584

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2017-COR2, Class A3 3.51%, 09/10/2050	$ 5,110,000	$ 5,001,596
Series 2015-CR24, Class A5 3.70%, 08/10/2048	770,833	764,338
Series 2015-LC21, Class A4 3.71%, 07/10/2048	2,496,639	2,479,099
Series 2015-CR25, Class A4 3.76%, 08/10/2048	625,000	620,988
Series 2015-PC1, Class A5 3.90%, 07/10/2050	1,137,175	1,132,734
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(6)	1,790,000	1,721,802
Credit Suisse First Boston Mtg. Securities Corp. VRS
Series 2004-AR2, Class 2A1 2.54%, 03/25/2034(6)	41,580	40,562
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	600,116	570,408
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.42%, 06/10/2034*(6)	1,000,000	930,110
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 2.86%, (1 ML+0.74%), 07/19/2044	506,850	461,519
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(6)	2,200,000	2,014,386
Series 2021-SAT1, Class A 3.65%, 02/25/2024*(6)	3,330,000	3,263,400
Series 2021-GT2, Class A 3.85%, 10/25/2026*(6)	1,750,000	1,582,099
Series 2020-GT1, Class A 4.45%, 01/25/2026*(6)	2,000,000	1,806,343
GS Mtg. Securities Trust
Series 2015-GC30, Class A4 3.38%, 05/10/2050	2,766,411	2,721,943
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 2.76%, (1 ML+0.50%), 09/25/2035	3,080	3,026
Headlands Residential LLC
Series 2017-RPL1, Class A 3.88%, 11/25/2024*(7)	504,382	499,761
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	1,180,000	1,150,623
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 2.92%, 03/25/2035(6)	84,550	79,435
JPMBB Commercial Mtg. Securities Trust
Series 2015-C28, Class A4 3.23%, 10/15/2048	4,694,676	4,587,093
Series 2014-C26, Class A4 3.49%, 01/15/2048	5,000,000	4,937,169
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 2.03%, 10/25/2033(6)	248,273	231,188
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
LHOME Mtg. Trust VRS
Series 2021-RTL1, Class A1 2.09%, 09/25/2026*(6)	$ 970,000	$ 929,483
LoanCore Issuer, Ltd. FRS
Series 2019-CRE3, Class AS 3.37%, (1 ML+1.37%), 04/15/2034*	612,975	610,396
Series 2019-CRE3, Class B 3.60%, (1 ML+1.60%), 04/15/2034*	844,650	832,963
Series 2019-CRE3, Class C 3.95%, (1 ML+1.95%), 04/15/2034*	795,150	776,908
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-G, Class A2 2.74%, (6 ML+0.68%), 01/25/2029	349,727	341,442
Series 2003-F, Class A1 2.90%, (1 ML+0.64%), 10/25/2028	146,189	138,885
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class C 3.77%, (SOFR30A+1.81%), 07/15/2036*	1,348,500	1,283,122
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21, Class A4 3.34%, 03/15/2048	1,207,415	1,183,303
MRA Issuance Trust FRS
Series 2021-EBO7, Class A1X 2.86%, (1 ML+2.75%), 02/15/2023	3,400,000	3,305,154
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	1,920,000	1,831,328
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	1,130,221
PFP, Ltd. FRS
Series 2021-7, Class B 3.40%, (1 ML+1.40%), 04/14/2038*	486,976	451,271
Series 2021-7, Class C 3.65%, (1 ML+1.65%), 04/14/2038*	852,957	799,526
PRPM LLC VRS
Series 2021-1, Class A1 2.12%, 01/25/2026*(6)	1,473,944	1,402,368
Series 2021-2, Class A1 2.12%, 03/25/2026*(6)	1,083,140	1,032,456
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class C 4.46%, (1 ML+2.20%), 11/25/2036*	720,000	699,538
Series 2021-FL7, Class D 5.21%, (1 ML+2.95%), 11/25/2036*	845,000	774,547
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 2.81%, (1 ML+0.68%), 10/20/2034	422,362	388,489
Series 2003-1, Class 1A 2.89%, (1 ML+0.76%), 04/20/2033	396,281	370,577
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,773,916
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 2.62%, (1 ML+0.50%), 07/19/2035	227,430	210,895

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 1.88%, 12/25/2044(6)	$ 60,348	$ 57,466
Toorak Mtg. Corp., Ltd.
Series 2019-2, Class A1 3.72%, 09/25/2022	257,540	255,400
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(6)	2,854,352	2,612,235
TVC Mtg. Trust
Series 2020-RTL1, Class A1 3.47%, 09/25/2024*	1,166,302	1,160,953
UBS Commercial Mtg. Trust
Series 2019-C17, Class A4 2.92%, 10/15/2052	5,905,370	5,467,273
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,742,396
VM Master Issuer LLC VRS
Series 2022-1, Class A1 5.16%, 05/24/2025*(3)(6)	1,900,000	1,891,640
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 2.72%, (1 ML+0.46%), 04/25/2045	21,971	21,014
Wells Fargo Commercial Mtg. Trust
Series 2016-C34, Class A4 3.10%, 06/15/2049	1,100,000	1,060,378
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,876,833
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	5,139,043
Series 2015-C30, Class A4 3.66%, 09/15/2058	729,000	723,034
Series 2014-LC16, Class A5 3.82%, 08/15/2050	5,000,000	4,924,992
		121,699,074
U.S. Government Agency — 6.8%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58%, 11/25/2049*(6)	690,000	670,785
Series 2018-W5FX, Class BFX 3.66%, 04/25/2028*(6)	2,000,000	1,898,745
Series 2015-K44, Class B 3.72%, 01/25/2048*(6)	3,390,000	3,337,969
Series 2016-K722, Class B 3.89%, 07/25/2049*(6)	625,000	622,484
Series 2014-K40, Class C 4.07%, 11/25/2047*(6)	639,000	631,055
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
2.62%, 01/25/2023	10,325,000	10,279,626
2.81%, 01/25/2025	1,224,339	1,210,854
2.84%, 09/25/2022	56,490	56,370
2.92%, 06/25/2032	2,100,000	2,030,253
3.12%, 06/25/2027	964,000	962,732
3.24%, 04/25/2027	776,000	777,555
3.30%, 10/25/2026	1,141,000	1,145,501
3.33%, 05/25/2027	416,000	416,848
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
1.09%, 07/25/2029(6)(8)	$ 1,923,056	$ 121,790
1.14%, 08/25/2029(6)(8)	3,325,338	219,732
1.87%, 04/25/2030(6)(8)	914,237	110,050
3.06%, 07/25/2023(6)	1,172,000	1,167,047
3.21%, 04/25/2028(6)	719,000	723,539
3.25%, 04/25/2023(6)	5,046,654	5,035,237
3.30%, 11/25/2027(6)	681,000	685,036
3.32%, 02/25/2023(6)	2,862,876	2,858,223
3.33%, 05/25/2025(6)	2,258,000	2,260,731
3.85%, 05/25/2028(6)	2,745,000	2,807,485
3.90%, 08/25/2028(6)	1,255,000	1,301,946
4.06%, 10/25/2028(6)	835,000	871,160
Federal Home Loan Mtg. Corp. REMIC
Zero Coupon 11/15/2037 to 10/15/2039(9)	592,163	518,207
2.00%, 05/15/2042	1,399,021	1,294,334
3.00%, 06/15/2028 to 07/15/2039	241,214	239,210
4.00%, 08/15/2044(8)	43,624	4,897
4.50%, 12/15/2040(8)	32,360	3,025
5.50%, 09/15/2033	1,194,394	1,286,683
5.50%, 02/15/2036(8)	39,039	6,671
Federal Home Loan Mtg. Corp. REMIC FRS
2.50%, (1 ML+0.50%), 07/15/2042	134,922	134,969
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00%, 02/25/2059	305,771	299,866
Series 2019-4, Class MV 3.00%, 02/25/2059	210,246	203,912
Series 2022-1, Class MTU 3.25%, 11/25/2061	2,167,452	2,123,856
Series 2018-1, Class M60C 3.50%, 05/25/2057	2,617,048	2,593,422
Series 2019-1, Class MT 3.50%, 07/25/2058	1,291,511	1,284,564
Series 2019-2, Class MA 3.50%, 08/25/2058	18,170	18,091
Series 2019-2, Class MV 3.50%, 08/25/2058	158,349	158,592
Series 2019-3, Class MA 3.50%, 10/25/2058	193,897	192,989
Series 2019-3, Class MB 3.50%, 10/25/2058	750,010	719,308
Series 2019-3, Class MV 3.50%, 10/25/2058	204,576	204,838
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,757,909	1,778,160
Series 2019-4, Class M55D 4.00%, 02/25/2059	993,825	1,005,735
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042 to 01/15/2044	688,697	665,119
3.50%, 07/15/2042	1,065,196	1,062,308
Federal National Mtg. Assoc. Multifamily REMIC Trust
Series 2022-M1S, Class A2 2.08%, 04/25/2032	2,470,000	2,221,169

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO Zero Coupon, 03/25/2038(9)	$ 519,699	$ 448,581
Series 2020-M50, Class A1 0.67%, 10/25/2030	644,314	597,256
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	670,004	652,049
Series 2020-M50, Class A2 1.20%, 10/25/2030	390,000	355,856
Series 2020-M38, Class 2A1 1.59%, 11/25/2028	366,622	338,227
Series 2013-53, Class CB 2.00%, 10/25/2040	15,283	15,141
Series 2016-19, Class AD 2.00%, 04/25/2046	134,797	129,549
Series 2015-M7, Class A2 2.59%, 12/25/2024	2,250,368	2,217,782
Series 2013-1, Class YI 3.00%, 02/25/2033(8)	161,882	15,635
Series 2013-64, Class KI 3.00%, 02/25/2033(8)	40,075	3,696
Series 2016-38, Class NA 3.00%, 01/25/2046	350,820	346,119
Series 2010-43, Class AH 3.25%, 05/25/2040	68,304	68,133
Series 2014-10, Class KM 3.50%, 09/25/2043	132,465	131,884
Series 2014-35, Class CA 3.50%, 06/25/2044	119,930	119,998
Series 2019-7, Class CA 3.50%, 11/25/2057	897,288	909,820
Series 2011-104, Class NY 4.00%, 03/25/2039	534,835	534,390
Series 2010-113, Class GB 4.00%, 10/25/2040	91,885	93,780
Series 2016-40, Class IQ 4.00%, 07/25/2046(8)	207,521	39,011
Series 2010-47, Class MB 5.00%, 09/25/2039	822,819	872,564
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,768,084	1,888,853
Series 2002-56, Class ZQ 6.00%, 09/25/2032	220,482	239,252
Series 2005-109, Class GE 6.00%, 12/25/2035	1,397,000	1,421,719
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(6)	2,400,000	2,102,699
Series 2020-M50, Class X1 1.90%, 10/25/2030(6)(8)	6,058,948	557,863
Series 2021-M3, Class X1 1.97%, 11/25/2033(6)(8)	5,000,875	571,829
Series 2020-M38, Class X2 1.98%, 11/25/2028(6)(8)	2,096,594	206,580
Series 2017-M3, Class A2 2.47%, 12/25/2026(6)	278,707	271,906
Series 2017-M4, Class A2 2.56%, 12/25/2026(6)	1,749,377	1,708,114
Series 2015-M8, Class A2 2.90%, 01/25/2025(6)	1,850,966	1,827,214
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2015-M2, Class A3 3.01%, 12/25/2024(6)	$ 652,208	$ 648,428
Series 2017-M8, Class A2 3.06%, 05/25/2027(6)	1,127,316	1,122,871
Series 2018-M4, Class A2 3.06%, 03/25/2028(6)	765,006	762,670
Series 2017-M12, Class A2 3.07%, 06/25/2027(6)	939,506	936,176
Series 2018-M3, Class A2 3.08%, 02/25/2030(6)	577,141	573,497
Series 2015-M10, Class A2 3.09%, 04/25/2027(6)	1,499,919	1,493,181
Series 2017-M5, Class A2 3.12%, 04/25/2029(6)	876,337	871,099
Series 2018-M10, Class A2 3.36%, 07/25/2028(6)	1,514,000	1,527,501
Freddie Mac REMICS
2.00%, 12/25/2051	2,425,958	2,272,406
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(9)	90,303	79,250
Series 2011-123, Class MA 4.00%, 07/20/2041	108,201	111,054
Series 2012-12, Class KN 4.50%, 09/20/2041	71,130	72,714
Series 2005-55, Class Z 4.75%, 07/20/2035	1,608,431	1,658,315
Series 2009-92, Class ZC 5.00%, 10/20/2039	668,385	698,722
Series 2010-105, Class B 5.00%, 08/20/2040	638,384	671,108
Government National Mtg. Assoc. REMIC FRS
Series 2015-H07, Class ES 1.27%, (1 ML+0.47%), 02/20/2065	1,158,299	1,148,595
Series 2015-H15, Class FJ 1.56%, (1 ML+0.44%), 06/20/2065	572,525	566,417
Series 2015-H16, Class FG 1.56%, (1 ML+0.44%), 07/20/2065	933,759	923,146
Series 2015-H16, Class FL 1.56%, (1 ML+0.44%), 07/20/2065	2,091,630	2,068,220
Series 2011-H06, Class FA 1.57%, (1 ML+0.45%), 02/20/2061	723,459	717,435
Series 2015-H05, Class FC 1.60%, (1 ML+0.48%), 02/20/2065	2,594,186	2,567,780
Series 2015-H06, Class FA 1.60%, (1 ML+0.48%), 02/20/2065	1,622,487	1,607,836
Series 2015-H08, Class FC 1.60%, (1 ML+0.48%), 03/20/2065	4,510,223	4,468,264
Series 2015-H10, Class FC 1.60%, (1 ML+0.48%), 04/20/2065	2,690,775	2,663,278
Series 2015-H12, Class FA 1.60%, (1 ML+0.48%), 05/20/2065	1,537,828	1,523,166
Series 2013-H18, Class EA 1.62%, (1 ML+0.50%), 07/20/2063	803,157	799,313
Series 2015-H23, Class FB 1.64%, (1 ML+0.52%), 09/20/2065	763,686	756,603
Series 2015-H26, Class FG 1.64%, (1 ML+0.52%), 10/20/2065	554,665	549,443
Series 2012-H08, Class FB 1.72%, (1 ML+0.60%), 03/20/2062	590,945	588,090

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2014-H09, Class TA 1.72%, (1 ML+0.60%), 04/20/2064	$ 584,032	$ 581,584
Series 2015-H29, Class FL 1.72%, (1 ML+0.60%), 11/20/2065	1,902,879	1,888,863
Series 2015-H30, Class FE 1.72%, (1 ML+0.60%), 11/20/2065	2,208,402	2,191,656
Series 2015-H32, Class FH 1.78%, (1 ML+0.66%), 12/20/2065	675,930	672,086
Series 2016-H26, Class FC 2.12%, (1 ML+1.00%), 12/20/2066	379,167	380,020
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.42%, 06/16/2047(6)	476,326	475,224
Series 2015-137, Class W 5.50%, 10/20/2040(6)	1,179,766	1,269,003
Series 2015-137, Class WA 5.55%, 01/20/2038(6)	25,628	27,871
		120,841,063
Total Collateralized Mortgage Obligations (cost $252,846,810)		242,540,137
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 38.4%
U.S. Government — 20.1%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	371,162
1.25%, 05/15/2050	4,241,000	2,806,846
1.38%, 11/15/2040 to 08/15/2050	20,720,000	15,418,082
1.63%, 11/15/2050	4,325,000	3,158,770
1.75%, 08/15/2041	6,050,000	4,769,338
1.88%, 02/15/2041 to 11/15/2051	10,492,800	8,275,250
2.00%, 11/15/2041 to 08/15/2051	7,355,000	5,921,023
2.25%, 05/15/2041 to 02/15/2052	18,232,000	15,514,867
2.38%, 02/15/2042 to 11/15/2049	14,100,000	12,377,912
2.50%, 02/15/2045	3,900,000	3,416,766
2.88%, 05/15/2043 to 05/15/2052	7,104,000	6,784,385
3.00%, 11/15/2044 to 02/15/2048	828,000	798,410
3.13%, 02/15/2043	3,050,000	2,994,361
3.50%, 02/15/2039	351,200	382,245
3.63%, 08/15/2043 to 02/15/2044	4,225,000	4,477,542
3.75%, 11/15/2043	9,944,000	10,729,421
3.88%, 08/15/2040	7,140,000	8,003,494
4.25%, 11/15/2040	543,000	636,858
4.38%, 02/15/2038	360,000	435,980
5.25%, 11/15/2028	90,000	103,039
United States Treasury Bonds TIPS
1.75%, 01/15/2028(10)	1,631,846	1,782,473
2.50%, 01/15/2029(10)	5,185,181	5,983,568
United States Treasury Bonds STRIPS
Zero Coupon, 05/15/2023 to 08/15/2035	47,095,000	36,805,473
United States Treasury Notes
0.13%, 12/31/2022	33,700,000	33,327,457
0.25%, 09/30/2023(11)	31,500,000	30,524,238
0.38%, 01/31/2026 to 09/30/2027	3,160,000	2,879,357
0.50%, 02/28/2026	8,315,000	7,669,288
0.63%, 08/15/2030	620,000	530,148
0.75%, 12/31/2023 to 04/30/2026	31,120,000	30,152,007
0.88%, 06/30/2026 to 09/30/2026	3,205,000	2,978,746
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.13%, 02/28/2025	$10,000,000	$ 9,571,484
1.25%, 03/31/2028 to 08/15/2031	14,173,500	13,028,072
1.50%, 01/31/2027 to 02/15/2030	876,000	813,773
1.63%, 02/15/2026 to 05/15/2031	2,716,400	2,510,511
1.75%, 12/31/2024 to 01/31/2029	5,866,100	5,646,179
1.88%, 02/28/2029	6,100,000	5,805,008
2.13%, 05/15/2025	155,000	151,973
2.25%, 03/31/2024 to 02/15/2027	27,727,000	27,367,735
2.50%, 02/28/2026	340,000	336,640
2.88%, 05/31/2025 to 05/15/2032	26,566,000	26,895,764
3.25%, 06/30/2029	7,000,000	7,246,094
		359,381,739
U.S. Government Agency — 18.3%
Federal Home Loan Mtg. Corp.
2.00%, 06/01/2037 to 04/01/2052	23,933,016	21,661,861
2.50%, 05/01/2037 to 08/01/2052	6,331,046	5,925,301
3.00%, 01/01/2038 to 02/01/2052	7,247,601	7,078,844
3.50%, 11/01/2037 to 05/01/2052	4,971,938	5,006,200
4.00%, 07/01/2025 to 09/01/2049	3,187,208	3,266,728
4.50%, 07/01/2025 to 06/01/2048	1,659,587	1,724,601
5.00%, 11/01/2035 to 04/01/2040	75,057	79,607
5.50%, 05/01/2036 to 01/01/2038	16,519	17,746
Federal National Mtg. Assoc.
1.50%, 02/01/2042	77,288	68,885
2.00%, 08/01/2037 to 03/01/2052	15,770,818	14,533,930
2.41%, 05/01/2023	94,837	94,497
2.42%, 10/01/2029	1,900,000	1,810,716
2.50%, 11/01/2031 to 09/01/2061	26,050,834	24,410,565
2.55%, 05/01/2023	97,627	97,323
2.70%, 04/01/2025	9,172,120	9,053,206
2.83%, 05/01/2027	2,492,691	2,459,102
2.84%, 04/01/2025	3,625,296	3,591,056
2.92%, 02/01/2030 to 05/01/2030	3,535,262	3,447,011
2.93%, 01/01/2025	2,738,822	2,713,180
2.94%, 05/01/2030	1,680,000	1,636,076
2.97%, 06/01/2030	1,852,573	1,814,315
3.00%, 11/01/2028 to 07/01/2060	16,229,949	15,841,527
3.03%, 04/01/2030	2,000,000	1,953,505
3.04%, 12/01/2024	2,386,853	2,375,421
3.07%, 09/01/2024	3,858,956	3,823,657
3.12%, 06/01/2035	2,000,000	1,911,356
3.16%, 02/01/2032	2,679,565	2,639,160
3.50%, 04/01/2038 to 03/01/2060	6,913,217	6,918,194
3.54%, 06/01/2032	2,723,000	2,770,579
3.76%, 12/01/2035	1,795,080	1,836,436
3.77%, 12/01/2025	1,411,590	1,446,466
3.81%, 12/01/2028	920,000	952,019
3.95%, 01/01/2027	127,953	132,695
4.00%, 01/01/2035 to 10/01/2049	9,930,237	10,245,963
4.50%, 05/01/2025 to 09/01/2049	5,135,523	5,339,552
5.00%, 03/01/2034 to 03/01/2042	2,407,289	2,540,954
5.50%, 11/01/2034 to 05/01/2058	2,732,656	2,948,800
5.55%, 03/01/2038	914,580	982,734
6.00%, 02/01/2033 to 10/01/2038	153,349	165,646
Federal National Mtg. Assoc. VRS
1.75%, 03/01/2032(6)	3,100,000	2,692,558
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,518,351	1,500,082
Government National Mtg. Assoc.
2.00%, 01/20/2052	2,266,345	2,090,869

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
2.50%, 08/20/2051 to 11/20/2051	$18,595,113	$ 17,707,460
3.00%, 11/20/2044 to 07/20/2052	8,609,488	8,442,435
3.50%, 10/20/2033 to 02/20/2052	9,329,282	9,396,429
3.50%, August 30 TBA	4,162,500	4,148,765
4.00%, 12/20/2042 to 05/20/2052	3,276,402	3,353,114
4.00%, August 30 TBA	6,184,842	6,254,905
4.25%, 01/20/2045 to 06/20/2045	3,714,265	3,802,982
4.50%, 04/15/2039 to 11/20/2049	5,796,862	6,047,429
4.50%, August 30 TBA	5,775,000	5,889,146
5.00%, 05/20/2052	2,294,517	2,355,147
5.00%, August 30 TBA	3,075,000	3,152,338
5.50%, 12/15/2036 to 01/20/2042	57,339	61,374
6.00%, 12/15/2032	8,704	9,156
Government National Mtg. Assoc. FRS
3.65%, (1 Yr USTYCR+1.64%), 05/20/2072	1,670,822	1,730,617
3.70%, (1 Yr USTYCR+1.68%), 04/20/2072	1,891,491	1,962,292
3.72%, (1 Yr USTYCR+1.70%), 03/20/2072	1,883,116	1,956,510
3.78%, (1 Yr USTYCR+1.78%), 04/20/2072	1,889,337	1,971,585
3.81%, (1 Yr USTYCR+1.79%), 09/20/2071	1,939,994	2,019,337
3.89%, (1 Yr USTYCR+1.84%), 08/20/2071	1,964,931	2,050,138
3.98%, (1 Yr USTYCR+1.97%), 03/20/2072	1,754,972	1,848,543
Resolution Funding Corp.
Zero Coupon, 01/15/2030	1,000,000	796,524
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	523,384	501,117
Series 2012-20H, Class 1 2.37%, 08/01/2032	269,148	263,301
Series 2013-20F, Class 1 2.45%, 06/01/2033	671,087	643,590
Series 2013-20G, Class 1 3.15%, 07/01/2033	849,125	836,903
Series 2013-20H, Class 1 3.16%, 08/01/2033	991,010	990,510
Series 2013-20I, Class 1 3.62%, 09/01/2033	485,340	492,153
Tennessee Valley Authority
4.25%, 09/15/2065	405,000	430,632
4.63%, 09/15/2060	240,000	274,679
Uniform Mtg. Backed Securities
2.00%, August 15 TBA	4,450,000	4,237,692
2.00%, August 30 TBA	1,950,000	1,756,143
2.00%, September 30 TBA	4,500,000	4,050,352
2.50%, August 15 TBA	2,242,500	2,184,861
2.50%, August 30 TBA	5,775,000	5,388,265
2.50%, September 30 TBA	7,725,000	7,201,343
3.00%, August 15 TBA	1,475,000	1,465,320
3.50%, September 30 TBA	9,865,000	9,745,173
4.00%, August 30 TBA	10,250,000	10,308,457
4.50%, August 30 TBA	4,715,000	4,799,723
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.00%, August 30 TBA	$ 2,025,000	$ 2,081,071
5.50%, September 30 TBA	1,375,000	1,419,902
		325,626,336
Total U.S. Government & Agency Obligations (cost $716,880,551)		685,008,075
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional(State/Province) — 0.0%
Province of Quebec, Canada
7.13%, 02/09/2024	540,000	570,485
Sovereign — 0.3%
Israel Government USAID
Zero Coupon, 11/01/2024	380,000	351,854
Kingdom of Saudi Arabia
2.25%, 02/02/2033*	319,000	280,714
Republic of Chile
2.55%, 01/27/2032	256,000	225,757
Republic of Panama
4.50%, 04/16/2050	200,000	165,097
Republic of Peru
5.63%, 11/18/2050	54,000	59,012
United Mexican States
2.66%, 05/24/2031	541,000	462,592
3.75%, 01/11/2028	547,000	536,408
3.77%, 05/24/2061	398,000	276,881
4.13%, 01/21/2026	200,000	202,090
4.40%, 02/12/2052	400,000	318,308
4.60%, 02/10/2048	400,000	332,753
4.75%, 03/08/2044	1,080,000	939,663
		4,151,129
Total Foreign Government Obligations (cost $5,407,023)		4,721,614
MUNICIPAL SECURITIES — 1.3%
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	655,000	561,411
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	3,724,000	3,297,565
New Jersey Economic Development Authority Revenue Bonds
Zero Coupon, 02/15/2023	5,231,000	5,141,419
7.43%, 02/15/2029	3,828,000	4,363,027
Ohio State University Revenue Bonds
4.05%, 12/01/2056	244,000	230,512
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,440,977
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	565,888

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	$ 1,250,000	$ 1,444,323
6.77%, 06/01/2040	840,000	1,032,571
State of California General Obligation Bonds
7.30%, 10/01/2039	360,000	470,747
Village of Bridgeview, Illinois General Obligation Bonds
5.06%, 12/01/2025	335,000	331,492
5.14%, 12/01/2036	3,955,000	3,738,508
Total Municipal Securities (cost $23,796,543)		22,618,440
Total Long-Term Investment Securities (cost $1,868,038,584)		1,751,335,088
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.6%
State Street Institutional Liquid Reserves Fund, Trust Class 1.87%(12)	28,506,657	28,506,657
U.S. Government Agency — 0.2%
Federal Home Loan Bank
1.95%, 08/01/2022	3,243,000	3,243,000
Total Short-Term Investments (cost $31,749,548)		31,749,657
REPURCHASE AGREEMENTS — 3.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 07/29/2022, to be repurchased 08/01/2022 in the amount of $62,593,589 and collateralized by $42,118,300 of United States Treasury Bonds, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $63,843,201 (cost $62,591,242)	62,591,242	62,591,242
TOTAL INVESTMENTS (cost $1,962,379,374)(13)	103.6%	1,845,675,987
Other assets less liabilities	(3.6)	(63,703,772)
NET ASSETS	100.0%	$1,781,972,215
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $446,711,566 representing 25.1% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Securities classified as Level 3 (see Note 2).
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$697,152	$98,612	$174,288	$25.00	0.01%
(5)	Security in default of interest.
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2022.
(8)	Interest Only
(9)	Principal Only
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	The rate shown is the 7-day yield as of July 31, 2022.
(13)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
ULC—Unlimited Liability Corp.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
326	Long	U.S. Treasury 5 Year Notes	September 2022	$36,554,505	$37,074,859	$520,354
						Unrealized (Depreciation)
332	Long	U.S. Treasury 2 Year Notes	September 2022	$70,207,529	$69,873,031	$(334,498)
427	Long	U.S. Treasury Ultra Bonds	September 2022	67,849,419	67,599,438	(249,981)
						$(584,479)
Net Unrealized Appreciation (Depreciation)						$ (64,125)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Forest Products & Paper	$ —	$ 131,752	$ 174,288	$ 306,040
Other Industries	—	594,928,707	—	594,928,707
Asset Backed Securities:
Auto Loan Receivables	—	24,738,521	679,245	25,417,766
Other Asset Backed Securities	—	165,529,961	6,395,776	171,925,737
Other Industries	—	3,868,572	—	3,868,572
Collateralized Mortgage Obligations:
Commercial and Residential	—	119,807,434	1,891,640	121,699,074
Other Industries	—	120,841,063	—	120,841,063
U.S. Government & Agency Obligations	—	685,008,075	—	685,008,075
Foreign Government Obligations	—	4,721,614	—	4,721,614
Municipal Securities	—	22,618,440	—	22,618,440
Short-Term Investments:
U.S. Government Agency	—	3,243,000	—	3,243,000
Other Short-Term Investments	28,506,657	—	—	28,506,657
Repurchase Agreements	—	62,591,242	—	62,591,242
Total Investments at Value	$28,506,657	$1,808,028,381	$9,140,949	$1,845,675,987
Other Financial Instruments:†
Futures Contracts	$ 520,354	$ —	$ —	$ 520,354
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 584,479	$ —	$ —	$ 584,479
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Software	13.4%
Commercial Services	6.5
Retail	6.3
Healthcare-Products	5.9
Biotechnology	5.2
Healthcare-Services	4.8
Semiconductors	4.6
Internet	4.5
Electronics	4.4
Pharmaceuticals	4.1
Diversified Financial Services	3.7
Computers	3.4
Electrical Components & Equipment	2.6
Repurchase Agreements	2.6
Miscellaneous Manufacturing	2.4
Distribution/Wholesale	2.1
Banks	2.0
Lodging	1.8
Energy-Alternate Sources	1.8
Machinery-Diversified	1.7
Pipelines	1.7
Telecommunications	1.3
Aerospace/Defense	1.3
Beverages	1.2
Oil & Gas	1.1
Airlines	1.1
Transportation	1.1
Private Equity	1.1
Insurance	1.0
Advertising	1.0
Food Service	0.9
Office/Business Equipment	0.8
Metal Fabricate/Hardware	0.6
Household Products/Wares	0.6
Leisure Time	0.5
Mining	0.5
Oil & Gas Services	0.3
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.3%
Advertising — 1.0%
Trade Desk, Inc., Class A†	140,911	$ 6,340,995
Aerospace/Defense — 1.3%
HEICO Corp., Class A	35,484	4,530,597
Teledyne Technologies, Inc.†	9,167	3,587,964
		8,118,561
Airlines — 1.1%
Delta Air Lines, Inc.†	213,278	6,782,240
Banks — 2.0%
East West Bancorp, Inc.	73,112	5,247,979
First Republic Bank	27,998	4,555,555
SVB Financial Group†	7,232	2,918,474
		12,722,008
Beverages — 1.2%
Constellation Brands, Inc., Class A	30,160	7,428,710
Biotechnology — 5.2%
Alnylam Pharmaceuticals, Inc.†	34,008	4,830,496
Exelixis, Inc.†	213,501	4,466,441
Guardant Health, Inc.†	7,645	383,550
Horizon Therapeutics PLC†	107,653	8,931,970
Maravai LifeSciences Holdings, Inc., Class A†	121,049	3,158,168
Royalty Pharma PLC, Class A	124,674	5,422,072
Seagen, Inc.†	28,799	5,183,244
		32,375,941
Commercial Services — 6.5%
Bright Horizons Family Solutions, Inc.†	40,557	3,798,974
Equifax, Inc.	24,279	5,072,126
Global Payments, Inc.	44,337	5,423,302
MarketAxess Holdings, Inc.	8,786	2,379,073
Morningstar, Inc.	17,035	4,349,887
Quanta Services, Inc.	87,020	12,072,285
Remitly Global, Inc.†	176,964	1,686,467
S&P Global, Inc.	15,428	5,815,276
		40,597,390
Computers — 3.4%
Crowdstrike Holdings, Inc., Class A†	55,541	10,197,328
Globant SA†	31,110	6,198,356
Zscaler, Inc.†	30,304	4,698,938
		21,094,622
Distribution/Wholesale — 2.1%
Copart, Inc.†	100,490	12,872,769
Diversified Financial Services — 3.7%
Affiliated Managers Group, Inc.	25,129	3,175,803
Air Lease Corp.	110,780	4,111,046
LPL Financial Holdings, Inc.	50,658	10,634,127
Tradeweb Markets, Inc., Class A	76,784	5,414,808
		23,335,784
Electrical Components & Equipment — 2.6%
AMETEK, Inc.	57,417	7,090,999
Generac Holdings, Inc.†	25,700	6,895,310
Littelfuse, Inc.	8,987	2,506,205
		16,492,514
Electronics — 4.4%
Agilent Technologies, Inc.	75,105	10,071,581
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Garmin, Ltd.	28,073	$ 2,740,486
Keysight Technologies, Inc.†	39,897	6,487,252
Mettler-Toledo International, Inc.†	6,130	8,273,845
		27,573,164
Energy-Alternate Sources — 1.8%
SolarEdge Technologies, Inc.†	31,745	11,432,327
Food Service — 0.9%
Aramark	172,958	5,776,797
Healthcare-Products — 5.9%
10X Genomics, Inc., Class A†	50,085	2,010,913
Cooper Cos., Inc.	17,483	5,716,941
Exact Sciences Corp.†	64,218	2,896,232
Hologic, Inc.†	87,836	6,269,734
IDEXX Laboratories, Inc.†	8,188	3,268,486
Insulet Corp.†	29,800	7,384,440
Natera, Inc.†	70,337	3,305,839
ResMed, Inc.	26,207	6,303,307
		37,155,892
Healthcare-Services — 4.8%
Acadia Healthcare Co., Inc.†	85,642	7,100,578
Amedisys, Inc.†	39,785	4,768,232
Catalent, Inc.†	57,887	6,547,020
Centene Corp.†	122,571	11,395,426
		29,811,256
Household Products/Wares — 0.6%
Helen of Troy, Ltd.†	26,735	3,576,876
Insurance — 1.0%
Progressive Corp.	55,299	6,362,703
Internet — 4.5%
Booking Holdings, Inc.†	1,275	2,468,005
Bumble, Inc., Class A†	184,605	7,000,222
Chewy, Inc., Class A†	71,556	2,777,088
F5, Inc.†	25,319	4,237,388
Okta, Inc.†	31,885	3,139,078
Palo Alto Networks, Inc.†	17,050	8,509,655
		28,131,436
Leisure Time — 0.5%
Royal Caribbean Cruises, Ltd.†	86,184	3,336,183
Lodging — 1.8%
Hilton Worldwide Holdings, Inc.	89,695	11,487,239
Machinery-Diversified — 1.7%
Ingersoll Rand, Inc.	113,405	5,647,569
Toro Co.	56,197	4,832,380
		10,479,949
Metal Fabricate/Hardware — 0.6%
Advanced Drainage Systems, Inc.	31,249	3,706,131
Mining — 0.5%
Freeport-McMoRan, Inc.	89,824	2,833,947
Miscellaneous Manufacturing — 2.4%
ITT, Inc.	57,348	4,302,820
Trane Technologies PLC	71,535	10,514,930
		14,817,750
Office/Business Equipment — 0.8%
Zebra Technologies Corp., Class A†	13,157	4,706,127

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 1.1%
EOG Resources, Inc.	62,431	$ 6,943,576
Oil & Gas Services — 0.3%
Baker Hughes Co.	76,147	1,956,216
Pharmaceuticals — 4.1%
DexCom, Inc.†	110,618	9,079,525
Jazz Pharmaceuticals PLC†	36,908	5,759,863
McKesson Corp.	19,437	6,639,290
Neurocrine Biosciences, Inc.†	44,484	4,187,279
		25,665,957
Pipelines — 1.7%
Cheniere Energy, Inc.	69,884	10,453,249
Private Equity — 1.1%
Ares Management Corp., Class A	91,543	6,559,056
Retail — 6.3%
AutoZone, Inc.†	3,202	6,843,923
Burlington Stores, Inc.†	44,131	6,228,208
CarMax, Inc.†	42,173	4,197,900
Chipotle Mexican Grill, Inc.†	7,355	11,504,838
Lululemon Athletica, Inc.†	9,265	2,876,875
National Vision Holdings, Inc.†	78,298	2,281,604
Tractor Supply Co.	27,045	5,178,577
		39,111,925
Semiconductors — 4.6%
Advanced Micro Devices, Inc.†	43,495	4,108,973
Entegris, Inc.	73,055	8,028,744
Marvell Technology, Inc.	99,868	5,560,650
Teradyne, Inc.	70,202	7,082,680
Wolfspeed, Inc.†	44,204	3,682,193
		28,463,240
Software — 13.4%
Cadence Design Systems, Inc.†	63,455	11,807,706
Confluent, Inc., Class A†	144,976	3,689,639
Datadog, Inc., Class A†	37,832	3,859,242
Five9, Inc.†	36,706	3,968,653
Security Description	Shares or Principal Amount	Value

Software (continued)
Gitlab, Inc., Class A†	12,866	$ 738,508
HashiCorp, Inc., Class A†	63,510	2,301,602
HubSpot, Inc.†	17,630	5,430,040
MongoDB, Inc.†	22,467	7,020,264
MSCI, Inc.	18,541	8,924,525
Procore Technologies, Inc.†	72,334	3,739,668
ROBLOX Corp., Class A†	73,768	3,166,860
Synopsys, Inc.†	36,932	13,572,510
Take-Two Interactive Software, Inc.†	61,372	8,145,906
Zoom Video Communications, Inc., Class A†	72,467	7,526,423
		83,891,546
Telecommunications — 1.3%
Arista Networks, Inc.†	71,742	8,367,269
Transportation — 1.1%
Old Dominion Freight Line, Inc.	21,895	6,645,351
Total Long-Term Investment Securities (cost $622,663,200)		607,406,696
REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 07/29/2022 to be repurchased 08/01/2022 in the amount of $16,468,333 and collateralized by $11,080,700 of United States Treasury Bonds, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $16,796,199 (cost $16,466,716)	$16,466,716	16,466,716
TOTAL INVESTMENTS (cost $639,129,916)(1)	99.9%	623,873,412
Other assets less liabilities	0.1	752,331
NET ASSETS	100.0%	$624,625,743
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$607,406,696	$ —	$—	$607,406,696
Repurchase Agreements	—	16,466,716	—	16,466,716
Total Investments at Value	$607,406,696	$16,466,716	$—	$623,873,412
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Internet	17.0%
Software	16.7
Computers	15.1
Semiconductors	7.3
Retail	4.8
Healthcare-Products	4.2
Auto Manufacturers	4.2
Unaffiliated Investment Companies	4.0
Pharmaceuticals	3.5
Diversified Financial Services	3.5
Banks	2.9
REITS	2.1
Commercial Services	1.9
Healthcare-Services	1.8
Biotechnology	1.4
Transportation	1.0
Oil & Gas	1.0
Chemicals	0.8
Telecommunications	0.7
Beverages	0.7
Insurance	0.7
Electronics	0.6
Machinery-Diversified	0.6
Apparel	0.4
Building Materials	0.3
Energy-Alternate Sources	0.3
Distribution/Wholesale	0.3
Environmental Control	0.3
Cosmetics/Personal Care	0.2
Aerospace/Defense	0.2
Miscellaneous Manufacturing	0.2
Mining	0.1
Home Builders	0.1
Iron/Steel	0.1
Electrical Components & Equipment	0.1
Food	0.1
Lodging	0.1
Real Estate	0.1
Office/Business Equipment	0.1
Entertainment	0.1
Auto Parts & Equipment	0.1
Pipelines	0.1
99.8%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.8%
Aerospace/Defense — 0.2%
L3Harris Technologies, Inc.	1,415	$ 339,557
TransDigm Group, Inc.†	399	248,314
		587,871
Apparel — 0.4%
NIKE, Inc., Class B	11,967	1,375,248
Auto Manufacturers — 4.2%
Tesla, Inc.†	14,658	13,066,874
Auto Parts & Equipment — 0.1%
Aptiv PLC†	1,940	203,487
Banks — 2.9%
Bank of America Corp.	54,491	1,842,341
Comerica, Inc.	1,028	79,947
First Republic Bank	3,135	510,096
Goldman Sachs Group, Inc.	5,999	2,000,007
JPMorgan Chase & Co.	23,599	2,722,381
Morgan Stanley	11,977	1,009,661
Regions Financial Corp.	7,345	155,567
Signature Bank	1,099	203,941
SVB Financial Group†	1,028	414,849
Zions Bancorp NA	1,269	69,224
		9,008,014
Beverages — 0.7%
Keurig Dr Pepper, Inc.	3,092	119,784
Monster Beverage Corp.†	3,416	340,302
PepsiCo, Inc.	10,144	1,774,794
		2,234,880
Biotechnology — 1.4%
Amgen, Inc.	3,826	946,820
Bio-Rad Laboratories, Inc., Class A†	208	117,158
Illumina, Inc.†	1,345	291,435
Incyte Corp.†	1,414	109,839
Moderna, Inc.†	6,044	991,760
Regeneron Pharmaceuticals, Inc.†	1,887	1,097,649
Vertex Pharmaceuticals, Inc.†	2,680	751,499
		4,306,160
Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	1,028	71,631
Johnson Controls International PLC	7,412	399,581
Martin Marietta Materials, Inc.	632	222,514
Masco Corp.	1,978	109,542
Vulcan Materials Co.	1,114	184,178
		987,446
Chemicals — 0.8%
Albemarle Corp.	1,391	339,835
Celanese Corp.	813	95,536
CF Industries Holdings, Inc.	2,186	208,741
Linde PLC	4,483	1,353,866
Sherwin-Williams Co.	2,216	536,139
		2,534,117
Commercial Services — 1.9%
Automatic Data Processing, Inc.	3,867	932,411
Cintas Corp.	699	297,418
Equifax, Inc.	2,137	446,441
Gartner, Inc.†	1,407	373,530
MarketAxess Holdings, Inc.	316	85,566
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Moody's Corp.	1,850	$ 573,963
PayPal Holdings, Inc.†	10,923	945,167
Quanta Services, Inc.	1,355	187,979
Robert Half International, Inc.	1,313	103,911
Rollins, Inc.	1,741	67,150
S&P Global, Inc.	3,698	1,393,887
United Rentals, Inc.†	751	242,325
Verisk Analytics, Inc.	1,407	267,682
		5,917,430
Computers — 15.1%
Accenture PLC, Class A	6,417	1,965,270
Apple, Inc.	268,572	43,645,636
EPAM Systems, Inc.†	998	348,551
Fortinet, Inc.†	11,635	694,028
HP, Inc.	9,200	307,188
NetApp, Inc.	2,760	196,871
Seagate Technology Holdings PLC	2,520	201,550
		47,359,094
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc., Class A	2,389	652,436
Distribution/Wholesale — 0.3%
Copart, Inc.†	2,539	325,246
Fastenal Co.	4,826	247,864
LKQ Corp.	1,954	107,157
Pool Corp.	700	250,390
		930,657
Diversified Financial Services — 3.5%
American Express Co.	4,688	722,046
Ameriprise Financial, Inc.	1,171	316,076
BlackRock, Inc.	1,294	865,919
Capital One Financial Corp.	3,295	361,890
Cboe Global Markets, Inc.	1,076	132,757
Charles Schwab Corp.	17,913	1,236,893
Discover Financial Services	4,908	495,708
Franklin Resources, Inc.	2,201	60,417
Intercontinental Exchange, Inc.	5,558	566,860
Mastercard, Inc., Class A	7,050	2,494,220
Nasdaq, Inc.	1,571	284,194
Raymond James Financial, Inc.	2,003	197,235
Synchrony Financial	4,993	167,166
T. Rowe Price Group, Inc.	2,779	343,123
Visa, Inc., Class A	12,361	2,621,892
		10,866,396
Electric — 0.0%
NRG Energy, Inc.	4,145	156,474
Electrical Components & Equipment — 0.1%
Generac Holdings, Inc.†	1,115	299,154
Electronics — 0.6%
Agilent Technologies, Inc.	3,145	421,744
Amphenol Corp., Class A	5,528	426,375
Garmin, Ltd.	1,359	132,666
Keysight Technologies, Inc.†	2,384	387,638
Mettler-Toledo International, Inc.†	250	337,433
Trimble, Inc.†	2,447	169,895
		1,875,751

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources — 0.3%
Enphase Energy, Inc.†	2,359	$ 670,381
SolarEdge Technologies, Inc.†	726	261,454
		931,835
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	989	135,790
Entertainment — 0.1%
Caesars Entertainment, Inc.†	2,396	109,473
Live Nation Entertainment, Inc.†	1,029	96,716
		206,189
Environmental Control — 0.3%
Pentair PLC	1,676	81,940
Republic Services, Inc.	1,602	222,133
Waste Management, Inc.	3,403	559,998
		864,071
Food — 0.1%
Hershey Co.	1,148	261,698
Healthcare-Products — 4.2%
Abbott Laboratories	16,209	1,764,188
ABIOMED, Inc.†	438	128,338
Align Technology, Inc.†	1,280	359,642
Bio-Techne Corp.	685	263,917
Danaher Corp.	7,686	2,240,238
Edwards Lifesciences Corp.†	6,842	687,895
Hologic, Inc.†	3,223	230,058
IDEXX Laboratories, Inc.†	1,012	403,970
Intuitive Surgical, Inc.†	4,326	995,715
PerkinElmer, Inc.	2,203	337,433
ResMed, Inc.	1,482	356,451
STERIS PLC	735	165,853
Stryker Corp.	2,410	517,547
Thermo Fisher Scientific, Inc.	6,838	4,091,928
Waters Corp.†	779	283,579
West Pharmaceutical Services, Inc.	1,294	444,567
		13,271,319
Healthcare-Services — 1.8%
Catalent, Inc.†	1,878	212,402
Charles River Laboratories International, Inc.†	887	222,229
HCA Healthcare, Inc.	2,305	489,628
IQVIA Holdings, Inc.†	2,413	579,772
Laboratory Corp. of America Holdings	858	224,959
Molina Healthcare, Inc.†	502	164,515
Quest Diagnostics, Inc.	943	128,786
UnitedHealth Group, Inc.	6,883	3,732,926
		5,755,217
Home Builders — 0.1%
D.R. Horton, Inc.	2,966	231,437
NVR, Inc.†	25	109,827
		341,264
Household Products/Wares — 0.0%
Avery Dennison Corp.	728	138,655
Housewares — 0.0%
Newell Brands, Inc.	3,407	68,855
Insurance — 0.7%
Aon PLC, Class A	2,226	647,855
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Arthur J. Gallagher & Co.	1,614	$ 288,890
Brown & Brown, Inc.	2,824	183,843
Cincinnati Financial Corp.	1,224	119,144
Marsh & McLennan Cos., Inc.	5,348	876,858
		2,116,590
Internet — 17.0%
Alphabet, Inc., Class A†	105,060	12,220,579
Alphabet, Inc., Class C†	96,340	11,237,098
Amazon.com, Inc.†	152,836	20,625,218
CDW Corp.	1,392	252,690
eBay, Inc.	7,530	366,184
Etsy, Inc.†	2,220	230,258
F5, Inc.†	560	93,722
Meta Platforms, Inc., Class A†	40,061	6,373,705
Netflix, Inc.†	7,760	1,745,224
Twitter, Inc.†	6,395	266,096
VeriSign, Inc.†	782	147,923
		53,558,697
Iron/Steel — 0.1%
Nucor Corp.	2,510	340,858
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	1,993	255,243
Machinery-Diversified — 0.6%
Deere & Co.	2,243	769,753
Dover Corp.	1,158	154,801
IDEX Corp.	544	113,560
Nordson Corp.	565	130,509
Otis Worldwide Corp.	2,954	230,914
Rockwell Automation, Inc.	1,056	269,576
Xylem, Inc.	1,290	118,719
		1,787,832
Media — 0.0%
FactSet Research Systems, Inc.	384	164,997
Mining — 0.1%
Freeport-McMoRan, Inc.	11,138	351,404
Miscellaneous Manufacturing — 0.2%
A.O. Smith Corp.	1,136	71,874
Illinois Tool Works, Inc.	2,030	421,753
		493,627
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	670	239,652
Oil & Gas — 1.0%
APA Corp.	3,249	120,766
Devon Energy Corp.	10,721	673,815
Diamondback Energy, Inc.	2,914	373,050
EOG Resources, Inc.	4,706	523,401
Hess Corp.	3,436	386,447
Occidental Petroleum Corp.	6,376	419,222
Pioneer Natural Resources Co.	2,201	521,527
		3,018,228
Packaging & Containers — 0.0%
Sealed Air Corp.	1,403	85,751
Pharmaceuticals — 3.5%
AbbVie, Inc.	16,668	2,392,025
DexCom, Inc.†	6,856	562,740
Eli Lilly & Co.	13,775	4,541,480

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	52,923	$ 2,673,141
Zoetis, Inc.	5,426	990,516
		11,159,902
Pipelines — 0.1%
ONEOK, Inc.	3,354	200,368
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,855	244,445
REITS — 2.1%
American Tower Corp.	4,140	1,121,236
AvalonBay Communities, Inc.	1,026	219,502
Camden Property Trust	1,861	262,587
Crown Castle, Inc.	3,404	614,967
Duke Realty Corp.	4,365	273,074
Equinix, Inc.	731	514,434
Essex Property Trust, Inc.	502	143,838
Extra Space Storage, Inc.	2,345	444,424
Federal Realty OP LP	524	55,340
Iron Mountain, Inc.	3,096	150,125
Mid-America Apartment Communities, Inc.	1,250	232,163
Prologis, Inc.	7,887	1,045,501
Public Storage	1,574	513,769
SBA Communications Corp.	1,055	354,259
Simon Property Group, Inc.	3,441	373,830
UDR, Inc.	2,875	139,150
Weyerhaeuser Co.	5,462	198,380
		6,656,579
Retail — 4.8%
Advance Auto Parts, Inc.	512	99,134
AutoZone, Inc.†	347	741,674
Bath & Body Works, Inc.	2,708	96,242
CarMax, Inc.†	1,486	147,917
Chipotle Mexican Grill, Inc.†	327	511,500
Costco Wholesale Corp.	3,948	2,137,052
Domino's Pizza, Inc.	422	165,470
Home Depot, Inc.	13,718	4,128,295
Lowe's Cos., Inc.	11,548	2,211,789
McDonald's Corp.	5,813	1,530,970
O'Reilly Automotive, Inc.†	1,148	807,721
Starbucks Corp.	10,217	866,197
Target Corp.	4,442	725,734
Tractor Supply Co.	1,954	374,152
Ulta Beauty, Inc.†	511	198,733
Yum! Brands, Inc.	2,341	286,866
		15,029,446
Semiconductors — 7.3%
Advanced Micro Devices, Inc.†	28,305	2,673,973
Applied Materials, Inc.	15,430	1,635,271
Broadcom, Inc.	4,065	2,176,726
KLA Corp.	2,607	999,889
Lam Research Corp.	2,423	1,212,736
Microchip Technology, Inc.	4,662	321,025
Monolithic Power Systems, Inc.	766	355,976
NVIDIA Corp.	43,738	7,944,133
NXP Semiconductors NV	2,889	531,229
ON Semiconductor Corp.†	5,768	385,187
Qorvo, Inc.†	928	96,577
QUALCOMM, Inc.	19,563	2,837,809
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Skyworks Solutions, Inc.	1,321	$ 143,831
Teradyne, Inc.	2,798	282,290
Texas Instruments, Inc.	7,892	1,411,800
		23,008,452
Software — 16.7%
Adobe, Inc.†	8,253	3,384,720
Akamai Technologies, Inc.†	1,176	113,155
ANSYS, Inc.†	942	262,809
Autodesk, Inc.†	2,432	526,090
Broadridge Financial Solutions, Inc.	901	144,655
Cadence Design Systems, Inc.†	4,817	896,347
Ceridian HCM Holding, Inc.†	984	53,894
Intuit, Inc.	4,940	2,253,480
Microsoft Corp.	130,637	36,675,031
MSCI, Inc.	1,417	682,059
Oracle Corp.	27,497	2,140,366
Paychex, Inc.	2,974	381,505
Paycom Software, Inc.†	631	208,539
PTC, Inc.†	919	113,386
Salesforce, Inc.†	10,586	1,948,036
ServiceNow, Inc.†	3,501	1,563,757
Synopsys, Inc.†	1,792	658,560
Take-Two Interactive Software, Inc.†	1,712	227,234
Tyler Technologies, Inc.†	449	179,151
		52,412,774
Telecommunications — 0.7%
Arista Networks, Inc.†	3,931	458,473
Cisco Systems, Inc.	32,652	1,481,421
Motorola Solutions, Inc.	1,724	411,329
		2,351,223
Transportation — 1.0%
Expeditors International of Washington, Inc.	2,930	311,313
JB Hunt Transport Services, Inc.	864	158,345
Old Dominion Freight Line, Inc.	1,604	486,830
Union Pacific Corp.	4,498	1,022,395
United Parcel Service, Inc., Class B	5,516	1,075,013
		3,053,896
Total Common Stocks (cost $211,002,571)		300,866,346
UNAFFILIATED INVESTMENT COMPANIES — 4.0%
Exchange-Traded Funds — 4.0%
iShares S&P 500 Growth ETF	19,800	1,347,786
SPDR Portfolio S&P 500 Growth ETF	188,940	11,138,013
Total Unaffiliated Investment Companies (cost $12,072,900)		12,485,799
Total Long-Term Investment Securities (cost $223,075,471)		313,352,145

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
0.74%, 09/08/2022(1) (cost $99,993)	$100,000	$ 99,778
TOTAL INVESTMENTS (cost $223,175,464)(2)	99.8%	313,451,923
Other assets less liabilities	0.2	660,368
NET ASSETS	100.0%	$314,112,291
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	S&P 500 E-Mini Index	September 2022	$374,023	$413,350	$39,327
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$300,866,346	$ —	$—	$300,866,346
Unaffiliated Investment Companies	12,485,799	—	—	12,485,799
Short-Term Investments	—	99,778	—	99,778
Total Investments at Value	$313,352,145	$99,778	$—	$313,451,923
Other Financial Instruments:
Futures Contracts	$ 39,327	$ —	$—	$ 39,327
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Software	9.8%
Internet	9.2
Computers	8.6
Pharmaceuticals	6.1
Semiconductors	5.3
Retail	5.0
Banks	4.4
Healthcare-Products	3.8
Oil & Gas	3.7
Diversified Financial Services	3.6
Insurance	3.5
Electric	2.8
REITS	2.8
Healthcare-Services	2.7
Auto Manufacturers	2.6
Telecommunications	2.0
Commercial Services	1.8
Beverages	1.8
Chemicals	1.6
Aerospace/Defense	1.6
Transportation	1.5
Biotechnology	1.5
Media	1.4
Cosmetics/Personal Care	1.3
Repurchase Agreements	1.3
Food	1.1
Electronics	1.1
Miscellaneous Manufacturing	1.1
Agriculture	0.8
Machinery-Diversified	0.7
Apparel	0.5
Building Materials	0.4
Lodging	0.3
Distribution/Wholesale	0.3
Machinery-Construction & Mining	0.3
Pipelines	0.3
Oil & Gas Services	0.3
Environmental Control	0.3
Electrical Components & Equipment	0.3
Household Products/Wares	0.3
Mining	0.2
Packaging & Containers	0.2
Home Builders	0.2
Airlines	0.2
Energy-Alternate Sources	0.2
Short-Term Investments	0.2
Auto Parts & Equipment	0.1
Iron/Steel	0.1
Gas	0.1
Entertainment	0.1
Water	0.1
Real Estate	0.1
Hand/Machine Tools	0.1
Advertising	0.1
Leisure Time	0.1
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	33,127	$ 989,504
Omnicom Group, Inc.	17,312	1,209,070
		2,198,574
Aerospace/Defense — 1.6%
Boeing Co.†	46,799	7,455,549
General Dynamics Corp.	19,396	4,396,491
Howmet Aerospace, Inc.	31,650	1,175,165
L3Harris Technologies, Inc.	16,230	3,894,713
Lockheed Martin Corp.	19,930	8,247,233
Northrop Grumman Corp.	12,296	5,888,554
Raytheon Technologies Corp.	125,148	11,665,045
Teledyne Technologies, Inc.†	3,942	1,542,899
TransDigm Group, Inc.†	4,364	2,715,892
		46,981,541
Agriculture — 0.8%
Altria Group, Inc.	152,357	6,682,378
Archer-Daniels-Midland Co.	47,351	3,919,242
Philip Morris International, Inc.	130,441	12,672,343
		23,273,963
Airlines — 0.2%
Alaska Air Group, Inc.†	10,611	470,386
American Airlines Group, Inc.†	54,656	749,334
Delta Air Lines, Inc.†	53,945	1,715,451
Southwest Airlines Co.†	49,897	1,902,074
United Airlines Holdings, Inc.†	27,494	1,010,404
		5,847,649
Apparel — 0.5%
NIKE, Inc., Class B	106,765	12,269,434
PVH Corp.	5,682	351,829
Ralph Lauren Corp.	3,895	384,164
Tapestry, Inc.	21,189	712,586
VF Corp.	27,162	1,213,598
		14,931,611
Auto Manufacturers — 2.6%
Cummins, Inc.	11,873	2,627,614
Ford Motor Co.	332,298	4,881,457
General Motors Co.†	122,692	4,448,812
PACCAR, Inc.	29,257	2,677,601
Tesla, Inc.†	70,615	62,949,742
		77,585,226
Auto Parts & Equipment — 0.1%
Aptiv PLC†	22,799	2,391,387
BorgWarner, Inc.	20,160	775,354
		3,166,741
Banks — 4.4%
Bank of America Corp.	596,623	20,171,824
Bank of New York Mellon Corp.	62,538	2,717,902
Citigroup, Inc.	163,411	8,481,031
Citizens Financial Group, Inc.	41,274	1,567,174
Comerica, Inc.	11,003	855,703
Fifth Third Bancorp	57,734	1,969,884
First Republic Bank	15,103	2,457,409
Goldman Sachs Group, Inc.	28,901	9,635,304
Huntington Bancshares, Inc.	121,106	1,609,499
JPMorgan Chase & Co.	247,151	28,511,339
KeyCorp	78,467	1,435,946
Security Description	Shares or Principal Amount	Value

Banks (continued)
M&T Bank Corp.	15,098	$ 2,679,140
Morgan Stanley	117,761	9,927,252
Northern Trust Corp.	17,535	1,749,642
PNC Financial Services Group, Inc.(1)	34,803	5,775,210
Regions Financial Corp.	78,637	1,665,532
Signature Bank	5,295	982,593
State Street Corp.	30,892	2,194,568
SVB Financial Group†	4,952	1,998,380
Truist Financial Corp.	112,037	5,654,507
US Bancorp	113,772	5,370,039
Wells Fargo & Co.	318,955	13,992,556
Zions Bancorp NA	12,737	694,803
		132,097,237
Beverages — 1.8%
Brown-Forman Corp., Class B	15,381	1,141,578
Coca-Cola Co.	328,311	21,067,717
Constellation Brands, Inc., Class A	13,696	3,373,462
Keurig Dr Pepper, Inc.	62,072	2,404,669
Molson Coors Beverage Co., Class B	15,849	946,978
Monster Beverage Corp.†	31,646	3,152,574
PepsiCo, Inc.	116,352	20,356,946
		52,443,924
Biotechnology — 1.5%
Amgen, Inc.	44,953	11,124,519
Biogen, Inc.†	12,324	2,650,399
Bio-Rad Laboratories, Inc., Class A†	1,821	1,025,696
Corteva, Inc.	60,899	3,504,737
Gilead Sciences, Inc.	105,550	6,306,613
Illumina, Inc.†	13,220	2,864,510
Incyte Corp.†	15,844	1,230,762
Moderna, Inc.†	29,120	4,778,301
Regeneron Pharmaceuticals, Inc.†	9,090	5,287,562
Vertex Pharmaceuticals, Inc.†	21,522	6,034,984
		44,808,083
Building Materials — 0.4%
Carrier Global Corp.	71,379	2,892,991
Fortune Brands Home & Security, Inc.	11,007	766,968
Johnson Controls International PLC	58,540	3,155,891
Martin Marietta Materials, Inc.	5,248	1,847,716
Masco Corp.	19,854	1,099,515
Mohawk Industries, Inc.†	4,331	556,447
Vulcan Materials Co.	11,183	1,848,885
		12,168,413
Chemicals — 1.6%
Air Products and Chemicals, Inc.	18,662	4,632,468
Albemarle Corp.	9,855	2,407,675
Celanese Corp.	9,114	1,070,986
CF Industries Holdings, Inc.	17,554	1,676,231
Dow, Inc.	61,269	3,260,124
DuPont de Nemours, Inc.	42,792	2,620,154
Eastman Chemical Co.	10,845	1,040,361
Ecolab, Inc.	20,913	3,454,200
FMC Corp.	10,598	1,177,438
International Flavors & Fragrances, Inc.	21,444	2,660,128
Linde PLC	42,351	12,790,002
LyondellBasell Industries NV, Class A	21,780	1,941,034
Mosaic Co.	30,461	1,604,076

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	19,876	$ 2,569,768
Sherwin-Williams Co.	20,139	4,872,430
		47,777,075
Commercial Services — 1.8%
Automatic Data Processing, Inc.	35,153	8,476,091
Cintas Corp.	7,319	3,114,161
Equifax, Inc.	10,294	2,150,520
FleetCor Technologies, Inc.†	6,508	1,432,346
Gartner, Inc.†	6,777	1,799,158
Global Payments, Inc.	23,691	2,897,883
MarketAxess Holdings, Inc.	3,176	859,997
Moody's Corp.	13,507	4,190,547
Nielsen Holdings PLC	30,268	724,919
PayPal Holdings, Inc.†	97,448	8,432,175
Quanta Services, Inc.	12,093	1,677,662
Robert Half International, Inc.	9,300	736,002
Rollins, Inc.	19,063	735,260
S&P Global, Inc.	29,208	11,009,371
United Rentals, Inc.†	6,026	1,944,409
Verisk Analytics, Inc.	13,287	2,527,852
		52,708,353
Computers — 8.6%
Accenture PLC, Class A	53,300	16,323,658
Apple, Inc.	1,293,872	210,267,139
Cognizant Technology Solutions Corp., Class A	43,856	2,980,454
DXC Technology Co.†	20,573	650,107
EPAM Systems, Inc.†	4,809	1,679,543
Fortinet, Inc.†	56,060	3,343,979
Hewlett Packard Enterprise Co.	109,405	1,557,927
HP, Inc.	88,640	2,959,690
International Business Machines Corp.	75,687	9,899,103
Leidos Holdings, Inc.	11,500	1,230,500
NetApp, Inc.	18,726	1,335,725
Seagate Technology Holdings PLC	16,633	1,330,307
Western Digital Corp.†	26,353	1,293,932
		254,852,064
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	70,512	5,552,115
Estee Lauder Cos., Inc., Class A	19,506	5,327,089
Procter & Gamble Co.	201,899	28,045,790
		38,924,994
Distribution/Wholesale — 0.3%
Copart, Inc.†	17,987	2,304,135
Fastenal Co.	48,437	2,487,724
LKQ Corp.	21,896	1,200,777
Pool Corp.	3,372	1,206,164
WW Grainger, Inc.	3,612	1,963,230
		9,162,030
Diversified Financial Services — 3.6%
American Express Co.	51,329	7,905,693
Ameriprise Financial, Inc.	9,248	2,496,220
BlackRock, Inc.	11,984	8,019,453
Capital One Financial Corp.	33,075	3,632,627
Cboe Global Markets, Inc.	8,936	1,102,524
Charles Schwab Corp.	126,910	8,763,136
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
CME Group, Inc.	30,245	$ 6,033,273
Discover Financial Services	23,643	2,387,943
Franklin Resources, Inc.	23,558	646,667
Intercontinental Exchange, Inc.	46,978	4,791,286
Invesco, Ltd.	28,335	502,663
Mastercard, Inc., Class A	72,266	25,566,988
Nasdaq, Inc.	9,700	1,754,730
Raymond James Financial, Inc.	16,358	1,610,772
Synchrony Financial	42,200	1,412,856
T. Rowe Price Group, Inc.	19,127	2,361,611
Visa, Inc., Class A	138,486	29,374,265
		108,362,707
Electric — 2.8%
AES Corp.	56,200	1,248,764
Alliant Energy Corp.	21,106	1,285,988
Ameren Corp.	21,730	2,023,498
American Electric Power Co., Inc.	43,214	4,259,172
CenterPoint Energy, Inc.	52,968	1,678,556
CMS Energy Corp.	24,414	1,677,974
Consolidated Edison, Inc.	29,814	2,959,636
Constellation Energy Corp.	27,491	1,817,155
Dominion Energy, Inc.	68,268	5,596,611
DTE Energy Co.	16,303	2,124,281
Duke Energy Corp.	64,787	7,122,035
Edison International	32,078	2,173,926
Entergy Corp.	17,114	1,970,335
Evergy, Inc.	19,310	1,318,101
Eversource Energy	29,021	2,560,233
Exelon Corp.	82,484	3,834,681
FirstEnergy Corp.	48,044	1,974,608
NextEra Energy, Inc.	165,311	13,967,126
NRG Energy, Inc.	19,967	753,754
Pinnacle West Capital Corp.	9,509	698,626
PPL Corp.	61,926	1,800,808
Public Service Enterprise Group, Inc.	42,012	2,758,928
Sempra Energy	26,449	4,385,244
Southern Co.	89,411	6,874,812
WEC Energy Group, Inc.	26,544	2,755,533
Xcel Energy, Inc.	45,832	3,353,986
		82,974,371
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	19,431	2,399,729
Emerson Electric Co.	49,985	4,502,149
Generac Holdings, Inc.†	5,371	1,441,039
		8,342,917
Electronics — 1.1%
Agilent Technologies, Inc.	25,254	3,386,562
Allegion PLC	7,389	781,017
Amphenol Corp., Class A	50,249	3,875,705
Fortive Corp.	30,163	1,944,005
Garmin, Ltd.	12,839	1,253,343
Honeywell International, Inc.	57,283	11,024,686
Keysight Technologies, Inc.†	15,313	2,489,894
Mettler-Toledo International, Inc.†	1,909	2,576,635
TE Connectivity, Ltd.	27,111	3,625,554
Trimble, Inc.†	21,049	1,461,432
		32,418,833

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	11,363	$ 3,229,137
SolarEdge Technologies, Inc.†	4,661	1,678,566
		4,907,703
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	10,824	1,486,135
Entertainment — 0.1%
Caesars Entertainment, Inc.†	18,039	824,202
Live Nation Entertainment, Inc.†	11,524	1,083,140
Penn Entertainment, Inc.†	13,756	475,270
		2,382,612
Environmental Control — 0.3%
Pentair PLC	13,918	680,451
Republic Services, Inc.	17,544	2,432,651
Waste Management, Inc.	32,144	5,289,617
		8,402,719
Food — 1.1%
Campbell Soup Co.	17,010	839,443
Conagra Brands, Inc.	40,381	1,381,434
General Mills, Inc.	50,676	3,790,058
Hershey Co.	12,285	2,800,489
Hormel Foods Corp.	23,848	1,176,660
J.M. Smucker Co.	9,127	1,207,685
Kellogg Co.	21,324	1,576,270
Kraft Heinz Co.	59,737	2,200,114
Kroger Co.	55,206	2,563,767
Lamb Weston Holdings, Inc.	12,155	968,267
McCormick & Co., Inc.	21,056	1,839,242
Mondelez International, Inc., Class A	116,456	7,457,842
Sysco Corp.	42,872	3,639,833
Tyson Foods, Inc., Class A	24,533	2,159,149
		33,600,253
Forest Products & Paper — 0.0%
International Paper Co.	31,188	1,333,911
Gas — 0.1%
Atmos Energy Corp.	11,698	1,420,020
NiSource, Inc.	34,148	1,038,099
		2,458,119
Hand/Machine Tools — 0.1%
Snap-on, Inc.	4,491	1,006,209
Stanley Black & Decker, Inc.	12,704	1,236,480
		2,242,689
Healthcare-Products — 3.8%
Abbott Laboratories	147,340	16,036,486
ABIOMED, Inc.†	3,834	1,123,400
Align Technology, Inc.†	6,167	1,732,742
Baxter International, Inc.	42,372	2,485,541
Bio-Techne Corp.	3,302	1,272,195
Boston Scientific Corp.†	120,297	4,938,192
Cooper Cos., Inc.	4,149	1,356,723
Danaher Corp.	54,453	15,871,416
DENTSPLY SIRONA, Inc.	18,130	655,581
Edwards Lifesciences Corp.†	52,320	5,260,253
Henry Schein, Inc.†	11,617	915,768
Hologic, Inc.†	20,985	1,497,909
IDEXX Laboratories, Inc.†	7,069	2,821,803
Intuitive Surgical, Inc.†	30,206	6,952,515
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Medtronic PLC	112,890	$ 10,444,583
PerkinElmer, Inc.	10,615	1,625,899
ResMed, Inc.	12,310	2,960,801
STERIS PLC	8,426	1,901,327
Stryker Corp.	28,321	6,081,935
Teleflex, Inc.	3,947	949,096
Thermo Fisher Scientific, Inc.	32,941	19,712,224
Waters Corp.†	5,069	1,845,268
West Pharmaceutical Services, Inc.	6,233	2,141,409
Zimmer Biomet Holdings, Inc.	17,636	1,946,838
		112,529,904
Healthcare-Services — 2.7%
Catalent, Inc.†	15,081	1,705,661
Centene Corp.†	49,218	4,575,797
Charles River Laboratories International, Inc.†	4,275	1,071,059
DaVita, Inc.†	5,095	428,795
Elevance Health, Inc.	20,287	9,678,928
HCA Healthcare, Inc.	19,146	4,066,993
Humana, Inc.	10,644	5,130,408
IQVIA Holdings, Inc.†	15,928	3,827,021
Laboratory Corp. of America Holdings	7,801	2,045,344
Molina Healthcare, Inc.†	4,940	1,618,937
Quest Diagnostics, Inc.	9,876	1,348,765
UnitedHealth Group, Inc.	78,946	42,815,574
Universal Health Services, Inc., Class B	5,649	635,343
		78,948,625
Home Builders — 0.2%
D.R. Horton, Inc.	26,957	2,103,455
Lennar Corp., Class A	21,763	1,849,855
NVR, Inc.†	260	1,142,206
PulteGroup, Inc.	19,996	872,225
		5,967,741
Home Furnishings — 0.0%
Whirlpool Corp.	4,729	817,502
Household Products/Wares — 0.3%
Avery Dennison Corp.	6,876	1,309,603
Church & Dwight Co., Inc.	20,429	1,797,139
Clorox Co.	10,357	1,469,037
Kimberly-Clark Corp.	28,352	3,736,510
		8,312,289
Housewares — 0.0%
Newell Brands, Inc.	30,968	625,863
Insurance — 3.5%
Aflac, Inc.	49,870	2,857,551
Allstate Corp.	23,140	2,706,686
American International Group, Inc.(2)	66,662	3,451,092
Aon PLC, Class A	17,872	5,201,467
Arthur J. Gallagher & Co.	17,677	3,164,006
Assurant, Inc.	4,551	799,975
Berkshire Hathaway, Inc., Class B†	152,241	45,763,645
Brown & Brown, Inc.	19,715	1,283,447
Chubb, Ltd.	35,655	6,725,959
Cincinnati Financial Corp.	12,549	1,221,520
Everest Re Group, Ltd.	3,319	867,421
Globe Life, Inc.	7,633	768,872

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.	27,674	$ 1,784,143
Lincoln National Corp.	13,601	698,275
Loews Corp.	16,361	953,028
Marsh & McLennan Cos., Inc.	42,236	6,925,015
MetLife, Inc.	58,166	3,678,999
Principal Financial Group, Inc.	19,775	1,323,738
Progressive Corp.	49,217	5,662,908
Prudential Financial, Inc.	31,556	3,155,284
Travelers Cos., Inc.	20,193	3,204,629
Willis Towers Watson PLC	9,382	1,941,511
WR Berkley Corp.	17,629	1,102,341
		105,241,512
Internet — 9.2%
Alphabet, Inc., Class A†	506,180	58,878,858
Alphabet, Inc., Class C†	464,120	54,134,957
Amazon.com, Inc.†	736,305	99,364,360
Booking Holdings, Inc.†	3,418	6,616,188
Cars.com, Inc.†	1	12
CDW Corp.	11,370	2,063,996
eBay, Inc.	47,110	2,290,959
Etsy, Inc.†	10,697	1,109,493
Expedia Group, Inc.†	12,755	1,352,668
F5, Inc.†	5,089	851,695
Match Group, Inc.†	24,032	1,761,786
Meta Platforms, Inc., Class A†	192,998	30,705,982
Netflix, Inc.†	37,385	8,407,886
NortonLifeLock, Inc.	48,963	1,201,062
Twitter, Inc.†	64,187	2,670,821
VeriSign, Inc.†	8,020	1,517,063
		272,927,786
Iron/Steel — 0.1%
Nucor Corp.	22,389	3,040,426
Leisure Time — 0.1%
Carnival Corp.†	82,139	744,179
Norwegian Cruise Line Holdings, Ltd.†	35,267	428,494
Royal Caribbean Cruises, Ltd.†	18,880	730,845
		1,903,518
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	23,421	2,999,527
Las Vegas Sands Corp.†	28,935	1,090,560
Marriott International, Inc., Class A	23,135	3,674,301
MGM Resorts International	29,757	973,947
Wynn Resorts, Ltd.†	8,880	563,702
		9,302,037
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	44,883	8,898,055
Machinery-Diversified — 0.7%
Deere & Co.	23,492	8,061,985
Dover Corp.	12,131	1,621,672
IDEX Corp.	6,396	1,335,165
Ingersoll Rand, Inc.	34,159	1,701,118
Nordson Corp.	4,534	1,047,309
Otis Worldwide Corp.	35,578	2,781,132
Rockwell Automation, Inc.	9,783	2,497,404
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.	15,370	$ 1,436,634
Xylem, Inc.	15,155	1,394,715
		21,877,134
Media — 1.4%
Charter Communications, Inc., Class A†	9,746	4,211,247
Comcast Corp., Class A	376,195	14,114,836
DISH Network Corp., Class A†	21,100	366,507
FactSet Research Systems, Inc.	3,189	1,370,250
Fox Corp., Class A	26,228	868,409
Fox Corp., Class B	12,167	375,960
News Corp., Class A	32,689	560,290
News Corp., Class B	10,126	174,977
Paramount Global, Class B	51,196	1,210,785
Walt Disney Co.†	153,277	16,262,690
Warner Bros. Discovery, Inc.†	185,838	2,787,570
		42,303,521
Mining — 0.2%
Freeport-McMoRan, Inc.	121,954	3,847,649
Newmont Corp.	66,785	3,024,025
		6,871,674
Miscellaneous Manufacturing — 1.1%
3M Co.	47,886	6,859,191
A.O. Smith Corp.	10,942	692,300
Eaton Corp. PLC	33,576	4,982,343
General Electric Co.	92,620	6,845,544
Illinois Tool Works, Inc.	23,849	4,954,868
Parker-Hannifin Corp.	10,802	3,122,750
Textron, Inc.	18,099	1,188,019
Trane Technologies PLC	19,679	2,892,616
		31,537,631
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	4,419	1,580,632
Oil & Gas — 3.7%
APA Corp.	28,462	1,057,932
Chevron Corp.	165,338	27,079,058
ConocoPhillips	108,843	10,604,573
Coterra Energy, Inc.	67,808	2,074,247
Devon Energy Corp.	51,651	3,246,265
Diamondback Energy, Inc.	14,040	1,797,401
EOG Resources, Inc.	49,287	5,481,700
Exxon Mobil Corp.	354,482	34,359,940
Hess Corp.	23,311	2,621,788
Marathon Oil Corp.	59,552	1,476,890
Marathon Petroleum Corp.	45,524	4,172,730
Occidental Petroleum Corp.	74,921	4,926,056
Phillips 66	40,484	3,603,076
Pioneer Natural Resources Co.	18,935	4,486,648
Valero Energy Corp.	34,341	3,803,953
		110,792,257
Oil & Gas Services — 0.3%
Baker Hughes Co.	78,709	2,022,034
Halliburton Co.	75,901	2,223,900
Schlumberger NV	118,942	4,404,422
		8,650,356

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers — 0.2%
Amcor PLC	126,457	$ 1,637,618
Ball Corp.	26,910	1,975,732
Packaging Corp. of America	7,885	1,108,710
Sealed Air Corp.	12,293	751,348
WestRock Co.	21,446	908,453
		6,381,861
Pharmaceuticals — 6.1%
AbbVie, Inc.	148,701	21,340,081
AmerisourceBergen Corp.	12,691	1,851,998
Becton Dickinson & Co.	23,988	5,860,508
Bristol-Myers Squibb Co.	179,159	13,218,351
Cardinal Health, Inc.	22,925	1,365,413
Cigna Corp.	26,698	7,351,561
CVS Health Corp.	110,346	10,557,905
DexCom, Inc.†	33,029	2,711,020
Eli Lilly & Co.	66,363	21,879,217
Johnson & Johnson	221,431	38,644,138
McKesson Corp.	12,232	4,178,207
Merck & Co., Inc.	212,797	19,011,284
Organon & Co.	21,343	677,000
Pfizer, Inc.	472,153	23,848,448
Viatris, Inc.	102,016	988,535
Zoetis, Inc.	39,603	7,229,528
		180,713,194
Pipelines — 0.3%
Kinder Morgan, Inc.	164,093	2,952,033
ONEOK, Inc.	37,582	2,245,149
Williams Cos., Inc.	102,495	3,494,054
		8,691,236
Real Estate — 0.1%
CBRE Group, Inc., Class A†	27,505	2,354,978
REITS — 2.8%
Alexandria Real Estate Equities, Inc.	12,499	2,072,084
American Tower Corp.	39,104	10,590,536
AvalonBay Communities, Inc.	11,766	2,517,218
Boston Properties, Inc.	12,000	1,093,920
Camden Property Trust	8,964	1,264,820
Crown Castle, Inc.	36,439	6,583,070
Digital Realty Trust, Inc.	23,955	3,172,840
Duke Realty Corp.	32,352	2,023,941
Equinix, Inc.	7,659	5,389,945
Equity Residential	28,796	2,257,318
Essex Property Trust, Inc.	5,498	1,575,342
Extra Space Storage, Inc.	11,300	2,141,576
Federal Realty OP LP	6,015	635,244
Healthpeak Properties, Inc.	45,403	1,254,485
Host Hotels & Resorts, Inc.	60,148	1,071,236
Iron Mountain, Inc.	24,451	1,185,629
Kimco Realty Corp.	52,005	1,149,831
Mid-America Apartment Communities, Inc.	9,713	1,803,995
Prologis, Inc.	62,293	8,257,560
Public Storage	12,850	4,194,369
Realty Income Corp.	50,624	3,745,670
Regency Centers Corp.	13,054	841,069
SBA Communications Corp.	9,074	3,046,958
Simon Property Group, Inc.	27,630	3,001,723
UDR, Inc.	25,186	1,219,002
Security Description	Shares or Principal Amount	Value

REITS (continued)
Ventas, Inc.	33,634	$ 1,808,837
VICI Properties, Inc.	81,036	2,770,621
Vornado Realty Trust	13,392	406,983
Welltower, Inc.	38,201	3,298,274
Weyerhaeuser Co.	62,649	2,275,412
		82,649,508
Retail — 5.0%
Advance Auto Parts, Inc.	5,141	995,400
AutoZone, Inc.†	1,670	3,569,441
Bath & Body Works, Inc.	20,069	713,252
Best Buy Co., Inc.	17,038	1,311,756
CarMax, Inc.†	13,509	1,344,686
Chipotle Mexican Grill, Inc.†	2,353	3,680,610
Costco Wholesale Corp.	37,297	20,188,866
Darden Restaurants, Inc.	10,496	1,306,647
Dollar General Corp.	19,252	4,782,774
Dollar Tree, Inc.†	18,943	3,132,414
Domino's Pizza, Inc.	3,033	1,189,270
Genuine Parts Co.	11,915	1,821,446
Home Depot, Inc.	86,957	26,168,840
Lowe's Cos., Inc.	55,633	10,655,389
McDonald's Corp.	62,232	16,390,042
O'Reilly Automotive, Inc.†	5,531	3,891,556
Ross Stores, Inc.	29,569	2,402,777
Starbucks Corp.	96,511	8,182,203
Target Corp.	38,912	6,357,443
TJX Cos., Inc.	98,828	6,044,320
Tractor Supply Co.	9,415	1,802,784
Ulta Beauty, Inc.†	4,395	1,709,259
Walgreens Boots Alliance, Inc.	60,329	2,390,235
Walmart, Inc.	118,139	15,600,255
Yum! Brands, Inc.	23,996	2,940,470
		148,572,135
Semiconductors — 5.3%
Advanced Micro Devices, Inc.†	136,365	12,882,402
Analog Devices, Inc.	44,037	7,572,602
Applied Materials, Inc.	74,337	7,878,235
Broadcom, Inc.	34,357	18,397,486
Intel Corp.	344,086	12,493,763
KLA Corp.	12,558	4,816,495
Lam Research Corp.	11,673	5,842,453
Microchip Technology, Inc.	46,786	3,221,684
Micron Technology, Inc.	93,967	5,812,799
Monolithic Power Systems, Inc.	3,689	1,714,352
NVIDIA Corp.	210,711	38,271,439
NXP Semiconductors NV	22,095	4,062,829
ON Semiconductor Corp.†	36,563	2,441,677
Qorvo, Inc.†	9,124	949,535
QUALCOMM, Inc.	94,247	13,671,470
Skyworks Solutions, Inc.	13,542	1,474,453
Teradyne, Inc.	13,481	1,360,098
Texas Instruments, Inc.	77,597	13,881,327
		156,745,099
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,370	730,751
Software — 9.8%
Activision Blizzard, Inc.	65,795	5,260,310
Adobe, Inc.†	39,761	16,306,781
Akamai Technologies, Inc.†	13,490	1,298,008

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ANSYS, Inc.†	7,320	$ 2,042,207
Autodesk, Inc.†	18,305	3,959,738
Broadridge Financial Solutions, Inc.	9,865	1,583,826
Cadence Design Systems, Inc.†	23,205	4,317,986
Ceridian HCM Holding, Inc.†	11,560	633,141
Citrix Systems, Inc.	10,495	1,064,298
Electronic Arts, Inc.	23,665	3,105,558
Fidelity National Information Services, Inc.	51,396	5,250,615
Fiserv, Inc.†	48,954	5,173,459
Intuit, Inc.	23,798	10,855,934
Jack Henry & Associates, Inc.	6,131	1,273,838
Microsoft Corp.	629,355	176,685,123
MSCI, Inc.	6,826	3,285,627
Oracle Corp.	132,469	10,311,387
Paychex, Inc.	27,038	3,468,435
Paycom Software, Inc.†	4,052	1,339,145
PTC, Inc.†	8,859	1,093,023
Roper Technologies, Inc.	8,913	3,892,040
Salesforce, Inc.†	83,604	15,384,808
ServiceNow, Inc.†	16,869	7,534,708
Synopsys, Inc.†	12,883	4,734,502
Take-Two Interactive Software, Inc.†	13,303	1,765,707
Tyler Technologies, Inc.†	3,490	1,392,510
		293,012,714
Telecommunications — 2.0%
Arista Networks, Inc.†	18,936	2,208,506
AT&T, Inc.	602,425	11,313,541
Cisco Systems, Inc.	349,570	15,859,991
Corning, Inc.	63,966	2,351,390
Juniper Networks, Inc.	27,188	762,080
Lumen Technologies, Inc.	78,238	852,012
Motorola Solutions, Inc.	14,078	3,358,870
T-Mobile US, Inc.†	49,579	7,092,772
Verizon Communications, Inc.	353,397	16,323,407
		60,122,569
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	11,030	868,282
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	10,709	1,185,486
CSX Corp.	182,962	5,915,161
Expeditors International of Washington, Inc.	14,116	1,499,825
Security Description	Shares or Principal Amount	Value

Transportation (continued)
FedEx Corp.	20,065	$ 4,676,951
JB Hunt Transport Services, Inc.	7,054	1,292,787
Norfolk Southern Corp.	20,056	5,037,466
Old Dominion Freight Line, Inc.	7,726	2,344,918
Union Pacific Corp.	52,848	12,012,350
United Parcel Service, Inc., Class B	61,802	12,044,592
		46,009,536
Water — 0.1%
American Water Works Co., Inc.	15,294	2,377,299
Total Long-Term Investment Securities (cost $1,526,192,904)		2,929,198,072
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
1.01%, 02/23/2023(3)	$ 900,000	886,133
1.20%, 02/23/2023(3)	4,000,000	3,938,372
Total Short-Term Investments (cost $4,867,332)		4,824,505
REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 07/29/2022 to be repurchased 08/01/2022 in the amount of $38,721,417 and collateralized by $26,055,100 of United States Treasury Inflation Indexed Bonds, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $39,494,495 (cost $38,719,965)	38,719,965	38,719,965
TOTAL INVESTMENTS (cost $1,569,780,201)(4)	99.9%	2,972,742,542
Other assets less liabilities	0.1	2,940,560
NET ASSETS	100.0%	$2,975,683,102
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Security represents an investment in an affiliated company (see Note 8)
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
220	Long	S&P 500 E-Mini Index	September 2022	$41,142,581	$45,468,500	$4,325,919
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,929,198,072	$ —	$—	$2,929,198,072
Short-Term Investments	—	4,824,505	—	4,824,505
Repurchase Agreements	—	38,719,965	—	38,719,965
Total Investments at Value	$2,929,198,072	$43,544,470	$—	$2,972,742,542
Other Financial Instruments:†
Futures Contracts	$ 4,325,919	$ —	$—	$ 4,325,919
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Pharmaceuticals	8.4%
Oil & Gas	6.3
Insurance	6.3
Banks	5.9
Electric	5.4
Retail	5.0
Diversified Financial Services	3.7
Healthcare-Services	3.4
REITS	3.3
Telecommunications	3.2
Healthcare-Products	3.2
Semiconductors	3.0
Aerospace/Defense	2.9
Beverages	2.8
Media	2.7
Software	2.7
Cosmetics/Personal Care	2.4
Chemicals	2.3
Unaffiliated Investment Companies	2.2
Food	2.1
Transportation	2.1
Miscellaneous Manufacturing	1.9
Computers	1.8
Commercial Services	1.6
Biotechnology	1.6
Electronics	1.5
Agriculture	1.5
Internet	1.0
Auto Manufacturers	1.0
Machinery-Diversified	0.9
Machinery-Construction & Mining	0.6
Oil & Gas Services	0.6
Apparel	0.5
Lodging	0.5
Pipelines	0.5
Household Products/Wares	0.5
Building Materials	0.5
Electrical Components & Equipment	0.5
Packaging & Containers	0.4
Airlines	0.4
Mining	0.3
Distribution/Wholesale	0.3
Home Builders	0.3
Environmental Control	0.3
Gas	0.2
Water	0.2
Hand/Machine Tools	0.1
Advertising	0.1
Auto Parts & Equipment	0.1
Leisure Time	0.1
Iron/Steel	0.1
Entertainment	0.1
Forest Products & Paper	0.1
Real Estate	0.1
Toys/Games/Hobbies	0.1
Engineering & Construction	0.1
Home Furnishings	0.1
99.8%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	6,988	$ 208,731
Omnicom Group, Inc.	3,652	255,056
		463,787
Aerospace/Defense — 2.9%
Boeing Co.†	9,872	1,572,708
General Dynamics Corp.	4,091	927,307
Howmet Aerospace, Inc.	6,676	247,880
L3Harris Technologies, Inc.	1,986	476,580
Lockheed Martin Corp.	4,204	1,739,657
Northrop Grumman Corp.	2,594	1,242,267
Raytheon Technologies Corp.	26,398	2,460,558
Teledyne Technologies, Inc.†	831	325,253
TransDigm Group, Inc.†	515	320,505
		9,312,715
Agriculture — 1.5%
Altria Group, Inc.	32,138	1,409,573
Archer-Daniels-Midland Co.	9,988	826,707
Philip Morris International, Inc.	27,515	2,673,082
		4,909,362
Airlines — 0.4%
Alaska Air Group, Inc.†	2,238	99,210
American Airlines Group, Inc.†	11,529	158,063
Delta Air Lines, Inc.†	11,379	361,852
Southwest Airlines Co.†	10,525	401,213
United Airlines Holdings, Inc.†	5,800	213,150
		1,233,488
Apparel — 0.5%
NIKE, Inc., Class B	10,360	1,190,571
PVH Corp.	1,199	74,242
Ralph Lauren Corp.	822	81,074
Tapestry, Inc.	4,470	150,326
VF Corp.	5,730	256,017
		1,752,230
Auto Manufacturers — 1.0%
Cummins, Inc.	2,505	554,381
Ford Motor Co.	70,094	1,029,681
General Motors Co.†	25,880	938,409
PACCAR, Inc.	6,171	564,770
		3,087,241
Auto Parts & Equipment — 0.1%
Aptiv PLC†	2,837	297,573
BorgWarner, Inc.	4,252	163,532
		461,105
Banks — 5.9%
Bank of America Corp.	70,476	2,382,794
Bank of New York Mellon Corp.	13,191	573,281
Citigroup, Inc.	34,469	1,788,941
Citizens Financial Group, Inc.	8,706	330,567
Comerica, Inc.	1,277	99,312
Fifth Third Bancorp	12,178	415,513
Huntington Bancshares, Inc.	25,546	339,506
JPMorgan Chase & Co.	28,152	3,247,615
KeyCorp	16,551	302,883
M&T Bank Corp.	3,185	565,178
Morgan Stanley	12,668	1,067,912
Northern Trust Corp.	3,699	369,086
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Financial Services Group, Inc.	7,341	$ 1,218,166
Regions Financial Corp.	9,123	193,225
State Street Corp.	6,516	462,897
Truist Financial Corp.	23,633	1,192,758
US Bancorp	23,999	1,132,753
Wells Fargo & Co.	67,279	2,951,530
Zions Bancorp NA	1,397	76,206
		18,710,123
Beverages — 2.8%
Brown-Forman Corp., Class B	3,244	240,770
Coca-Cola Co.	69,253	4,443,965
Constellation Brands, Inc., Class A	2,889	711,589
Keurig Dr Pepper, Inc.	9,951	385,502
Molson Coors Beverage Co., Class B	3,343	199,744
Monster Beverage Corp.†	3,204	319,182
PepsiCo, Inc.	14,235	2,490,556
		8,791,308
Biotechnology — 1.6%
Amgen, Inc.	5,594	1,384,347
Biogen, Inc.†	2,600	559,156
Bio-Rad Laboratories, Inc., Class A†	173	97,444
Corteva, Inc.	12,846	739,287
Gilead Sciences, Inc.	22,264	1,330,274
Illumina, Inc.†	1,422	308,119
Incyte Corp.†	1,905	147,980
Vertex Pharmaceuticals, Inc.†	1,816	509,225
		5,075,832
Building Materials — 0.5%
Carrier Global Corp.	15,056	610,220
Fortune Brands Home & Security, Inc.	1,277	88,981
Johnson Controls International PLC	4,816	259,630
Martin Marietta Materials, Inc.	465	163,717
Masco Corp.	2,178	120,618
Mohawk Industries, Inc.†	914	117,431
Vulcan Materials Co.	1,227	202,860
		1,563,457
Chemicals — 2.3%
Air Products and Chemicals, Inc.	3,937	977,282
Albemarle Corp.	665	162,466
Celanese Corp.	1,096	128,791
CF Industries Holdings, Inc.	1,481	141,421
Dow, Inc.	12,924	687,686
DuPont de Nemours, Inc.	9,026	552,662
Eastman Chemical Co.	2,288	219,488
Ecolab, Inc.	4,411	728,565
FMC Corp.	2,235	248,308
International Flavors & Fragrances, Inc.	4,523	561,078
Linde PLC	4,377	1,321,854
LyondellBasell Industries NV, Class A	4,594	409,417
Mosaic Co.	6,425	338,340
PPG Industries, Inc.	4,192	541,984
Sherwin-Williams Co.	1,997	483,154
		7,502,496
Commercial Services — 1.6%
Automatic Data Processing, Inc.	3,485	840,303
Cintas Corp.	834	354,859
FleetCor Technologies, Inc.†	1,373	302,184
Global Payments, Inc.	4,997	611,233

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
MarketAxess Holdings, Inc.	348	$ 94,231
Moody's Corp.	969	300,632
Nielsen Holdings PLC	6,385	152,921
PayPal Holdings, Inc.†	9,455	818,141
Quanta Services, Inc.	1,173	162,730
Robert Half International, Inc.	628	49,700
Rollins, Inc.	2,252	86,860
S&P Global, Inc.	2,403	905,763
United Rentals, Inc.†	508	163,916
Verisk Analytics, Inc.	1,373	261,213
		5,104,686
Computers — 1.8%
Accenture PLC, Class A	4,722	1,446,160
Cognizant Technology Solutions Corp., Class A	9,251	628,698
DXC Technology Co.†	4,340	137,144
Hewlett Packard Enterprise Co.	23,078	328,631
HP, Inc.	9,349	312,163
International Business Machines Corp.	15,965	2,088,062
Leidos Holdings, Inc.	2,426	259,582
NetApp, Inc.	1,146	81,744
Seagate Technology Holdings PLC	947	75,741
Western Digital Corp.†	5,559	272,947
		5,630,872
Cosmetics/Personal Care — 2.4%
Colgate-Palmolive Co.	14,874	1,171,179
Estee Lauder Cos., Inc., Class A	1,687	460,720
Procter & Gamble Co.	42,588	5,915,899
		7,547,798
Distribution/Wholesale — 0.3%
Copart, Inc.†	1,214	155,513
Fastenal Co.	5,313	272,876
LKQ Corp.	2,633	144,394
WW Grainger, Inc.	762	414,170
		986,953
Diversified Financial Services — 3.7%
American Express Co.	6,063	933,823
Ameriprise Financial, Inc.	761	205,409
BlackRock, Inc.	1,213	811,715
Capital One Financial Corp.	3,628	398,463
Cboe Global Markets, Inc.	792	97,717
Charles Schwab Corp.	8,566	591,482
CME Group, Inc.	6,380	1,272,682
Franklin Resources, Inc.	2,733	75,021
Intercontinental Exchange, Inc.	4,261	434,579
Invesco, Ltd.	5,977	106,032
Mastercard, Inc., Class A	8,079	2,858,270
Nasdaq, Inc.	450	81,405
Raymond James Financial, Inc.	1,415	139,335
Synchrony Financial	3,828	128,162
T. Rowe Price Group, Inc.	1,210	149,399
Visa, Inc., Class A	16,651	3,531,844
		11,815,338
Electric — 5.4%
AES Corp.	11,855	263,418
Alliant Energy Corp.	4,452	271,260
Ameren Corp.	4,584	426,862
Security Description	Shares or Principal Amount	Value

Electric (continued)
American Electric Power Co., Inc.	9,115	$ 898,374
CenterPoint Energy, Inc.	11,173	354,072
CMS Energy Corp.	5,150	353,960
Consolidated Edison, Inc.	6,289	624,309
Constellation Energy Corp.	5,799	383,314
Dominion Energy, Inc.	14,400	1,180,512
DTE Energy Co.	3,439	448,102
Duke Energy Corp.	13,666	1,502,303
Edison International	6,766	458,532
Entergy Corp.	3,610	415,619
Evergy, Inc.	4,073	278,023
Eversource Energy	6,122	540,083
Exelon Corp.	17,399	808,880
FirstEnergy Corp.	10,134	416,507
NextEra Energy, Inc.	34,870	2,946,166
Pinnacle West Capital Corp.	2,006	147,381
PPL Corp.	13,062	379,843
Public Service Enterprise Group, Inc.	8,862	581,968
Sempra Energy	5,579	924,998
Southern Co.	18,860	1,450,146
WEC Energy Group, Inc.	5,599	581,232
Xcel Energy, Inc.	9,668	707,504
		17,343,368
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	4,099	506,227
Emerson Electric Co.	10,544	949,698
		1,455,925
Electronics — 1.5%
Agilent Technologies, Inc.	2,131	285,767
Allegion PLC	1,559	164,786
Amphenol Corp., Class A	4,982	384,262
Fortive Corp.	6,363	410,095
Garmin, Ltd.	1,327	129,542
Honeywell International, Inc.	12,083	2,325,494
Keysight Technologies, Inc.†	808	131,381
Mettler-Toledo International, Inc.†	149	201,110
TE Connectivity, Ltd.	5,719	764,802
Trimble, Inc.†	1,954	135,666
		4,932,905
Energy-Alternate Sources — 0.0%
SolarEdge Technologies, Inc.†	246	88,592
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	1,279	175,607
Entertainment — 0.1%
Caesars Entertainment, Inc.†	1,370	62,596
Live Nation Entertainment, Inc.†	1,386	130,270
Penn Entertainment, Inc.†	2,902	100,264
		293,130
Environmental Control — 0.3%
Pentair PLC	1,233	60,281
Republic Services, Inc.	2,072	287,304
Waste Management, Inc.	3,322	546,668
		894,253
Food — 2.1%
Campbell Soup Co.	3,588	177,068
Conagra Brands, Inc.	8,518	291,401
General Mills, Inc.	10,689	799,430

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Hershey Co.	1,425	$ 324,843
Hormel Foods Corp.	5,030	248,180
J.M. Smucker Co.	1,925	254,716
Kellogg Co.	4,498	332,492
Kraft Heinz Co.	12,601	464,095
Kroger Co.	11,645	540,794
Lamb Weston Holdings, Inc.	2,564	204,248
McCormick & Co., Inc.	4,442	388,009
Mondelez International, Inc., Class A	24,565	1,573,142
Sysco Corp.	9,043	767,751
Tyson Foods, Inc., Class A	5,175	455,452
		6,821,621
Forest Products & Paper — 0.1%
International Paper Co.	6,579	281,384
Gas — 0.2%
Atmos Energy Corp.	2,468	299,591
NiSource, Inc.	7,203	218,971
		518,562
Hand/Machine Tools — 0.1%
Snap-on, Inc.	947	212,175
Stanley Black & Decker, Inc.	2,680	260,845
		473,020
Healthcare-Products — 3.2%
Abbott Laboratories	14,607	1,589,826
ABIOMED, Inc.†	364	106,655
Baxter International, Inc.	8,938	524,303
Boston Scientific Corp.†	25,375	1,041,644
Cooper Cos., Inc.	875	286,125
Danaher Corp.	3,676	1,071,444
DENTSPLY SIRONA, Inc.	3,824	138,276
Edwards Lifesciences Corp.†	4,083	410,505
Henry Schein, Inc.†	2,450	193,133
Hologic, Inc.†	1,151	82,158
IDEXX Laboratories, Inc.†	462	184,421
Intuitive Surgical, Inc.†	1,975	454,586
Medtronic PLC	23,813	2,203,179
ResMed, Inc.	1,091	262,407
STERIS PLC	1,031	232,645
Stryker Corp.	3,525	756,994
Teleflex, Inc.	832	200,063
Waters Corp.†	278	101,200
Zimmer Biomet Holdings, Inc.	3,720	410,651
		10,250,215
Healthcare-Services — 3.4%
Catalent, Inc.†	1,272	143,863
Centene Corp.†	10,382	965,215
DaVita, Inc.†	1,075	90,472
Elevance Health, Inc.	4,279	2,041,511
HCA Healthcare, Inc.	1,696	360,265
Humana, Inc.	2,245	1,082,090
IQVIA Holdings, Inc.†	907	217,925
Laboratory Corp. of America Holdings	773	202,673
Molina Healthcare, Inc.†	531	174,019
Quest Diagnostics, Inc.	1,125	153,641
UnitedHealth Group, Inc.	9,659	5,238,462
Universal Health Services, Inc., Class B	1,192	134,064
		10,804,200
Security Description	Shares or Principal Amount	Value

Home Builders — 0.3%
D.R. Horton, Inc.	2,673	$ 208,574
Lennar Corp., Class A	4,591	390,235
NVR, Inc.†	29	127,400
PulteGroup, Inc.	4,218	183,989
		910,198
Home Furnishings — 0.1%
Whirlpool Corp.	998	172,524
Household Products/Wares — 0.5%
Avery Dennison Corp.	711	135,417
Church & Dwight Co., Inc.	4,309	379,063
Clorox Co.	2,185	309,920
Kimberly-Clark Corp.	5,980	788,104
		1,612,504
Housewares — 0.0%
Newell Brands, Inc.	3,070	62,045
Insurance — 6.3%
Aflac, Inc.	10,519	602,739
Allstate Corp.	4,881	570,931
American International Group, Inc.(1)	14,062	727,990
Aon PLC, Class A	1,508	438,888
Arthur J. Gallagher & Co.	2,088	373,731
Assurant, Inc.	960	168,749
Berkshire Hathaway, Inc., Class B†	32,113	9,653,168
Brown & Brown, Inc.	1,289	83,914
Chubb, Ltd.	7,521	1,418,761
Cincinnati Financial Corp.	1,403	136,568
Everest Re Group, Ltd.	700	182,945
Globe Life, Inc.	1,610	162,175
Hartford Financial Services Group, Inc.	5,837	376,311
Lincoln National Corp.	2,869	147,295
Loews Corp.	3,451	201,021
Marsh & McLennan Cos., Inc.	3,475	569,761
MetLife, Inc.	12,269	776,014
Principal Financial Group, Inc.	4,171	279,207
Progressive Corp.	10,382	1,194,553
Prudential Financial, Inc.	6,656	665,533
Travelers Cos., Inc.	4,259	675,903
Willis Towers Watson PLC	1,979	409,534
WR Berkley Corp.	3,719	232,549
		20,048,240
Internet — 1.0%
Booking Holdings, Inc.†	721	1,395,632
CDW Corp.	983	178,444
eBay, Inc.	2,286	111,168
Expedia Group, Inc.†	2,690	285,275
F5, Inc.†	504	84,349
Match Group, Inc.†	5,069	371,608
NortonLifeLock, Inc.	10,328	253,346
Twitter, Inc.†	7,041	292,976
VeriSign, Inc.†	897	169,677
		3,142,475
Iron/Steel — 0.1%
Nucor Corp.	2,172	294,958
Leisure Time — 0.1%
Carnival Corp.†	17,326	156,974

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure Time (continued)
Norwegian Cruise Line Holdings, Ltd.†	7,439	$ 90,384
Royal Caribbean Cruises, Ltd.†	3,982	154,143
		401,501
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	2,915	373,324
Las Vegas Sands Corp.†	6,103	230,022
Marriott International, Inc., Class A	4,880	775,042
MGM Resorts International	6,277	205,446
Wynn Resorts, Ltd.†	1,873	118,898
		1,702,732
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	9,467	1,876,833
Machinery-Diversified — 0.9%
Deere & Co.	2,676	918,350
Dover Corp.	1,382	184,746
IDEX Corp.	796	166,165
Ingersoll Rand, Inc.	7,205	358,809
Nordson Corp.	383	88,469
Otis Worldwide Corp.	4,503	351,999
Rockwell Automation, Inc.	991	252,982
Westinghouse Air Brake Technologies Corp.	3,242	303,030
Xylem, Inc.	1,886	173,569
		2,798,119
Media — 2.7%
Charter Communications, Inc., Class A†	2,056	888,398
Comcast Corp., Class A	79,353	2,977,325
DISH Network Corp., Class A†	4,451	77,314
FactSet Research Systems, Inc.	283	121,599
Fox Corp., Class A	5,532	183,165
Fox Corp., Class B	2,566	79,289
News Corp., Class A	6,895	118,180
News Corp., Class B	2,136	36,910
Paramount Global, Class B	10,799	255,396
Walt Disney Co.†	32,332	3,430,425
Warner Bros. Discovery, Inc.†	39,200	588,000
		8,756,001
Mining — 0.3%
Freeport-McMoRan, Inc.	14,406	454,509
Newmont Corp.	14,087	637,860
		1,092,369
Miscellaneous Manufacturing — 1.9%
3M Co.	10,101	1,446,867
A.O. Smith Corp.	1,154	73,014
Eaton Corp. PLC	7,082	1,050,898
General Electric Co.	19,537	1,443,980
Illinois Tool Works, Inc.	2,968	616,632
Parker-Hannifin Corp.	2,279	658,836
Textron, Inc.	3,818	250,613
Trane Technologies PLC	4,151	610,155
		6,150,995
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	252	90,138
Oil & Gas — 6.3%
APA Corp.	2,702	100,433
Chevron Corp.	34,876	5,711,991
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
ConocoPhillips	22,959	$ 2,236,896
Coterra Energy, Inc.	14,303	437,529
EOG Resources, Inc.	5,614	624,389
Exxon Mobil Corp.	74,773	7,247,747
Hess Corp.	1,426	160,382
Marathon Oil Corp.	12,562	311,538
Marathon Petroleum Corp.	9,603	880,211
Occidental Petroleum Corp.	9,324	613,053
Phillips 66	8,540	760,060
Pioneer Natural Resources Co.	1,757	416,321
Valero Energy Corp.	7,244	802,418
		20,302,968
Oil & Gas Services — 0.6%
Baker Hughes Co.	16,603	426,531
Halliburton Co.	16,010	469,093
Schlumberger NV	25,089	929,046
		1,824,670
Packaging & Containers — 0.4%
Amcor PLC	26,674	345,428
Ball Corp.	5,676	416,732
Packaging Corp. of America	1,663	233,834
Sealed Air Corp.	1,167	71,327
WestRock Co.	4,524	191,637
		1,258,958
Pharmaceuticals — 8.4%
AbbVie, Inc.	14,429	2,070,706
AmerisourceBergen Corp.	2,677	390,655
Becton Dickinson & Co.	5,060	1,236,209
Bristol-Myers Squibb Co.	37,791	2,788,220
Cardinal Health, Inc.	4,836	288,032
Cigna Corp.	5,632	1,550,827
CVS Health Corp.	23,276	2,227,048
Johnson & Johnson	46,708	8,151,480
McKesson Corp.	2,580	881,276
Merck & Co., Inc.	44,887	4,010,205
Organon & Co.	4,502	142,803
Pfizer, Inc.	45,813	2,314,015
Viatris, Inc.	21,519	208,519
Zoetis, Inc.	2,840	518,442
		26,778,437
Pipelines — 0.5%
Kinder Morgan, Inc.	34,613	622,688
ONEOK, Inc.	4,519	269,965
Williams Cos., Inc.	21,620	737,026
		1,629,679
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,901	248,384
REITS — 3.3%
Alexandria Real Estate Equities, Inc.	2,636	436,996
American Tower Corp.	4,042	1,094,695
AvalonBay Communities, Inc.	1,439	307,860
Boston Properties, Inc.	2,531	230,726
Crown Castle, Inc.	4,228	763,830
Digital Realty Trust, Inc.	5,053	669,270
Duke Realty Corp.	2,388	149,393
Equinix, Inc.	872	613,661
Equity Residential	6,074	476,141
Essex Property Trust, Inc.	649	185,958

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Federal Realty OP LP	736	$ 77,729
Healthpeak Properties, Inc.	9,577	264,613
Host Hotels & Resorts, Inc.	12,687	225,955
Iron Mountain, Inc.	2,011	97,513
Kimco Realty Corp.	10,970	242,547
Mid-America Apartment Communities, Inc.	779	144,684
Prologis, Inc.	5,125	679,370
Public Storage	1,111	362,641
Realty Income Corp.	10,678	790,065
Regency Centers Corp.	2,754	177,440
SBA Communications Corp.	842	282,735
Simon Property Group, Inc.	2,331	253,240
UDR, Inc.	2,391	115,724
Ventas, Inc.	7,095	381,569
VICI Properties, Inc.	17,093	584,410
Vornado Realty Trust	2,825	85,852
Welltower, Inc.	8,058	695,728
Weyerhaeuser Co.	7,665	278,393
		10,668,738
Retail — 5.0%
Advance Auto Parts, Inc.	564	109,202
Bath & Body Works, Inc.	1,482	52,670
Best Buy Co., Inc.	3,594	276,702
CarMax, Inc.†	1,339	133,284
Chipotle Mexican Grill, Inc.†	164	256,532
Costco Wholesale Corp.	3,855	2,086,712
Darden Restaurants, Inc.	2,214	275,621
Dollar General Corp.	4,061	1,008,874
Dollar Tree, Inc.†	3,996	660,779
Domino's Pizza, Inc.	211	82,735
Genuine Parts Co.	2,513	384,162
Home Depot, Inc.	4,402	1,324,738
McDonald's Corp.	7,220	1,901,531
Ross Stores, Inc.	6,237	506,819
Starbucks Corp.	9,975	845,681
Target Corp.	3,694	603,526
TJX Cos., Inc.	20,846	1,274,941
Ulta Beauty, Inc.†	408	158,675
Walgreens Boots Alliance, Inc.	12,726	504,204
Walmart, Inc.	24,920	3,290,686
Yum! Brands, Inc.	2,683	328,775
		16,066,849
Semiconductors — 3.0%
Analog Devices, Inc.	9,289	1,597,336
Broadcom, Inc.	3,116	1,668,556
Intel Corp.	72,580	2,635,380
Microchip Technology, Inc.	5,132	353,389
Micron Technology, Inc.	19,821	1,226,127
NXP Semiconductors NV	1,724	317,009
ON Semiconductor Corp.†	1,851	123,610
Qorvo, Inc.†	982	102,197
Skyworks Solutions, Inc.	1,514	164,844
Texas Instruments, Inc.	8,348	1,493,374
		9,681,822
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	711	154,173
Security Description	Shares or Principal Amount	Value

Software — 2.7%
Activision Blizzard, Inc.	13,878	$ 1,109,546
Akamai Technologies, Inc.†	1,650	158,763
ANSYS, Inc.†	587	163,767
Autodesk, Inc.†	1,390	300,685
Broadridge Financial Solutions, Inc.	1,165	187,041
Ceridian HCM Holding, Inc.†	1,439	78,814
Citrix Systems, Inc.	2,214	224,522
Electronic Arts, Inc.	4,992	655,100
Fidelity National Information Services, Inc.	10,841	1,107,516
Fiserv, Inc.†	10,326	1,091,252
Jack Henry & Associates, Inc.	1,293	268,647
Paychex, Inc.	2,681	343,919
Paycom Software, Inc.†	214	70,725
PTC, Inc.†	934	115,237
Roper Technologies, Inc.	1,880	820,940
Salesforce, Inc.†	6,878	1,265,689
Synopsys, Inc.†	897	329,647
Take-Two Interactive Software, Inc.†	1,066	141,490
Tyler Technologies, Inc.†	280	111,720
		8,545,020
Telecommunications — 3.2%
AT&T, Inc.	127,073	2,386,431
Cisco Systems, Inc.	40,555	1,839,980
Corning, Inc.	13,493	496,003
Juniper Networks, Inc.	5,735	160,752
Lumen Technologies, Inc.	16,503	179,718
Motorola Solutions, Inc.	1,218	290,603
T-Mobile US, Inc.†	10,458	1,496,121
Verizon Communications, Inc.	74,544	3,443,187
		10,292,795
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	2,327	183,181
Transportation — 2.1%
C.H. Robinson Worldwide, Inc.	2,259	250,071
CSX Corp.	38,593	1,247,712
FedEx Corp.	4,232	986,437
JB Hunt Transport Services, Inc.	610	111,795
Norfolk Southern Corp.	4,230	1,062,449
Union Pacific Corp.	6,577	1,494,952
United Parcel Service, Inc., Class B	7,431	1,448,227
		6,601,643
Water — 0.2%
American Water Works Co., Inc.	3,226	501,449
Total Common Stocks (cost $282,608,589)		312,131,971
UNAFFILIATED INVESTMENT COMPANIES — 2.2%
Exchange-Traded Funds — 2.2%
iShares S&P 500 Value ETF (cost $6,969,244)	47,772	6,954,648
Total Long-Term Investment Securities (cost $289,577,833)		319,086,619

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
0.36%, 12/29/2022(2) (cost $99,852)	$100,000	$ 99,852
TOTAL INVESTMENTS (cost $289,677,685)(3)	99.8%	319,186,471
Other assets less liabilities	0.2	624,320
NET ASSETS	100.0%	$319,810,791
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	S&P 500 E-Mini Index	September 2022	$748,047	$826,700	$78,653
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$312,131,971	$ —	$—	$312,131,971
Unaffiliated Investment Companies	6,954,648	—	—	6,954,648
Short-Term Investments	—	99,852	—	99,852
Total Investments at Value	$319,086,619	$99,852	$—	$319,186,471
Other Financial Instruments:†
Futures Contracts	$ 78,653	$ —	$—	$ 78,653
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Software	16.5%
Internet	16.5
Computers	15.0
Semiconductors	7.9
Retail	4.7
Diversified Financial Services	4.5
Pharmaceuticals	4.4
Transportation	3.3
Auto Manufacturers	3.1
REITS	2.4
Healthcare-Services	2.2
Biotechnology	2.1
Healthcare-Products	1.9
Pipelines	1.7
Food	1.3
Leisure Time	1.3
Cosmetics/Personal Care	1.2
Commercial Services	1.2
Beverages	1.1
Insurance	1.0
Machinery-Diversified	0.9
Entertainment	0.8
Apparel	0.7
Electric	0.7
Aerospace/Defense	0.7
Chemicals	0.5
Building Materials	0.4
Lodging	0.3
Office/Business Equipment	0.3
Miscellaneous Manufacturing	0.3
Distribution/Wholesale	0.3
Media	0.3
Toys/Games/Hobbies	0.1
Agriculture	0.1
99.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Aerospace/Defense — 0.7%
General Dynamics Corp.	18,950	$ 4,295,397
Agriculture — 0.1%
Darling Ingredients, Inc.†	5,250	363,720
Apparel — 0.7%
NIKE, Inc., Class B	41,811	4,804,920
Auto Manufacturers — 3.1%
Tesla, Inc.†	22,689	20,226,109
Beverages — 1.1%
PepsiCo, Inc.	39,752	6,955,010
Biotechnology — 2.1%
Maravai LifeSciences Holdings, Inc., Class A†	112,322	2,930,481
Moderna, Inc.†	18,549	3,043,705
Vertex Pharmaceuticals, Inc.†	28,917	8,108,616
		14,082,802
Building Materials — 0.4%
Armstrong World Industries, Inc.	9,890	883,671
Masco Corp.	35,963	1,991,631
		2,875,302
Chemicals — 0.5%
Chemours Co.	97,227	3,460,309
Commercial Services — 1.2%
Gartner, Inc.†	28,928	7,679,805
Robert Half International, Inc.	4,006	317,035
		7,996,840
Computers — 15.0%
Accenture PLC, Class A	38,876	11,906,164
Apple, Inc.	468,828	76,189,238
Crowdstrike Holdings, Inc., Class A†	40,604	7,454,894
Fortinet, Inc.†	21,513	1,283,251
HP, Inc.	72,676	2,426,652
		99,260,199
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	102,914	8,103,448
Distribution/Wholesale — 0.3%
Univar Solutions, Inc.†	65,448	1,769,714
Diversified Financial Services — 4.5%
Ameriprise Financial, Inc.	9,848	2,658,172
Mastercard, Inc., Class A	10,798	3,820,225
Raymond James Financial, Inc.	59,555	5,864,381
SLM Corp.	225,565	3,518,814
Visa, Inc., Class A	64,764	13,737,092
		29,598,684
Electric — 0.7%
Vistra Corp.	185,485	4,794,787
Entertainment — 0.8%
International Game Technology PLC	40,654	770,393
Live Nation Entertainment, Inc.†	46,208	4,343,090
		5,113,483
Security Description	Shares or Principal Amount	Value

Food — 1.3%
Albertsons Cos., Inc., Class A	210,257	$ 5,645,400
General Mills, Inc.	42,991	3,215,297
		8,860,697
Healthcare-Products — 1.9%
Abbott Laboratories	18,772	2,043,144
Align Technology, Inc.†	14,738	4,140,936
Bruker Corp.	6,414	439,680
Danaher Corp.	15,642	4,559,174
Envista Holdings Corp.†	25,850	1,050,802
		12,233,736
Healthcare-Services — 2.2%
Charles River Laboratories International, Inc.†	8,974	2,248,346
Syneos Health, Inc.†	36,905	2,920,662
UnitedHealth Group, Inc.	16,753	9,085,822
		14,254,830
Insurance — 1.0%
Equitable Holdings, Inc.	211,939	6,025,426
MetLife, Inc.	12,324	779,493
		6,804,919
Internet — 16.5%
Airbnb, Inc., Class A†	5,165	573,212
Alphabet, Inc., Class A†	209,197	24,333,795
Alphabet, Inc., Class C†	194,599	22,698,027
Amazon.com, Inc.†	258,331	34,861,768
Booking Holdings, Inc.†	4,566	8,838,361
Expedia Group, Inc.†	66,100	7,009,905
GoDaddy, Inc., Class A†	86,477	6,414,864
Meta Platforms, Inc., Class A†	25,359	4,034,617
		108,764,549
Leisure Time — 1.3%
Brunswick Corp.	69,880	5,598,785
Polaris, Inc.	26,870	3,151,314
		8,750,099
Lodging — 0.3%
Marriott International, Inc., Class A	13,478	2,140,576
Machinery-Diversified — 0.9%
AGCO Corp.	29,354	3,197,238
Ingersoll Rand, Inc.	54,716	2,724,857
		5,922,095
Media — 0.3%
Charter Communications, Inc., Class A†	3,859	1,667,474
Miscellaneous Manufacturing — 0.3%
Textron, Inc.	31,999	2,100,414
Office/Business Equipment — 0.3%
Zebra Technologies Corp., Class A†	5,934	2,122,532
Pharmaceuticals — 4.4%
AbbVie, Inc.	20,047	2,876,945
Cigna Corp.	15,924	4,384,833
Eli Lilly & Co.	11,761	3,877,484
McKesson Corp.	30,175	10,307,176
Merck & Co., Inc.	85,796	7,665,015
		29,111,453

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines — 1.7%
Cheniere Energy, Inc.	72,176	$ 10,796,086
Targa Resources Corp.	5,948	411,066
		11,207,152
REITS — 2.4%
Extra Space Storage, Inc.	53,386	10,117,715
Public Storage	18,507	6,040,870
		16,158,585
Retail — 4.7%
AutoZone, Inc.†	3,850	8,228,951
Costco Wholesale Corp.	2,605	1,410,087
Home Depot, Inc.	46,574	14,015,980
Lululemon Athletica, Inc.†	6,516	2,023,283
Texas Roadhouse, Inc.	14,215	1,239,832
Ulta Beauty, Inc.†	2,275	884,770
Walmart, Inc.	24,792	3,273,784
		31,076,687
Semiconductors — 7.9%
Advanced Micro Devices, Inc.†	109,000	10,297,230
Applied Materials, Inc.	106,039	11,238,013
Lam Research Corp.	12,560	6,286,406
Micron Technology, Inc.	23,022	1,424,141
NVIDIA Corp.	43,318	7,867,848
NXP Semiconductors NV	40,353	7,420,110
Texas Instruments, Inc.	40,844	7,306,583
		51,840,331
Software — 16.5%
Adobe, Inc.†	9,985	4,095,048
Security Description	Shares or Principal Amount	Value

Software (continued)
Atlassian Corp. PLC, Class A†	41,230	$ 8,630,264
Dropbox, Inc., Class A†	343,682	7,815,329
Microsoft Corp.	281,830	79,120,954
ServiceNow, Inc.†	20,550	9,178,863
		108,840,458
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	19,493	452,238
Transportation — 3.3%
CSX Corp.	223,333	7,220,356
Union Pacific Corp.	7,483	1,700,886
United Parcel Service, Inc., Class B	65,397	12,745,221
		21,666,463
Total Long-Term Investment Securities (cost $512,923,364)		657,676,012
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government Agency — 0.0%
Federal Home Loan Bank
1.95%, 08/01/2022 (cost $118,000)	$118,000	118,000
TOTAL INVESTMENTS (cost $513,041,364)(1)	99.7%	657,794,012
Other assets less liabilities	0.3	2,260,514
NET ASSETS	100.0%	$660,054,526
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$657,676,012	$ —	$—	$657,676,012
Short-Term Investments	—	118,000	—	118,000
Total Investments at Value	$657,676,012	$118,000	$—	$657,794,012
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Software	13.5%
Pharmaceuticals	9.7
Internet	7.9
Banks	6.6
Retail	6.5
Diversified Financial Services	6.4
Computers	5.7
Healthcare-Products	5.1
REITS	4.0
Electronics	3.8
Biotechnology	2.8
Semiconductors	2.6
Building Materials	2.5
Beverages	2.3
Oil & Gas	2.3
Chemicals	2.2
Packaging & Containers	1.9
Media	1.8
Healthcare-Services	1.6
Cosmetics/Personal Care	1.6
Aerospace/Defense	1.5
Transportation	1.5
Apparel	1.2
Insurance	1.1
Household Products/Wares	0.9
Electrical Components & Equipment	0.9
Food	0.9
Electric	0.9
99.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Aerospace/Defense — 1.5%
Howmet Aerospace, Inc.	399,869	$ 14,847,136
Apparel — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	15,862	11,033,715
Banks — 6.6%
Bank of America Corp.	568,902	19,234,577
Goldman Sachs Group, Inc.	49,606	16,538,144
JPMorgan Chase & Co.	178,546	20,597,067
Truist Financial Corp.	146,585	7,398,145
		63,767,933
Beverages — 2.3%
Diageo PLC	244,192	11,606,559
Pernod Ricard SA	53,558	10,540,768
		22,147,327
Biotechnology — 2.8%
Illumina, Inc.†	17,821	3,861,454
Maravai LifeSciences Holdings, Inc., Class A†	135,228	3,528,098
Vertex Pharmaceuticals, Inc.†	69,282	19,427,366
		26,816,918
Building Materials — 2.5%
Johnson Controls International PLC	260,759	14,057,518
Masco Corp.	185,836	10,291,597
		24,349,115
Chemicals — 2.2%
DuPont de Nemours, Inc.	152,802	9,356,066
PPG Industries, Inc.	39,739	5,137,855
Sherwin-Williams Co.	26,889	6,505,525
		20,999,446
Computers — 5.7%
Accenture PLC, Class A	38,602	11,822,249
Amdocs, Ltd.	178,289	15,521,840
Apple, Inc.	169,202	27,497,017
		54,841,106
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	126,341	9,948,090
Estee Lauder Cos., Inc., Class A	19,139	5,226,861
		15,174,951
Diversified Financial Services — 6.4%
Charles Schwab Corp.	108,589	7,498,071
Mastercard, Inc., Class A	52,052	18,415,477
Nasdaq, Inc.	86,162	15,586,706
Visa, Inc., Class A	96,203	20,405,618
		61,905,872
Electric — 0.9%
American Electric Power Co., Inc.	86,202	8,496,069
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	69,132	8,537,802
Electronics — 3.8%
Fortive Corp.	127,738	8,232,714
Honeywell International, Inc.	89,890	17,300,230
TE Connectivity, Ltd.	81,555	10,906,350
		36,439,294
Security Description	Shares or Principal Amount	Value

Food — 0.9%
Mondelez International, Inc., Class A	132,812	$ 8,505,281
Healthcare-Products — 5.1%
Danaher Corp.	47,644	13,886,797
Medtronic PLC	170,476	15,772,439
Thermo Fisher Scientific, Inc.	33,110	19,813,355
		49,472,591
Healthcare-Services — 1.6%
ICON PLC†	62,949	15,186,446
Household Products/Wares — 0.9%
Kimberly-Clark Corp.	68,091	8,973,713
Insurance — 1.1%
Chubb, Ltd.	57,495	10,845,857
Internet — 7.9%
Alphabet, Inc., Class A†	407,420	47,391,094
Alphabet, Inc., Class C†	142,040	16,567,546
Amazon.com, Inc.†	91,381	12,331,866
		76,290,506
Media — 1.8%
Cable One, Inc.	3,019	4,156,197
Comcast Corp., Class A	347,373	13,033,435
		17,189,632
Oil & Gas — 2.3%
ConocoPhillips	223,580	21,783,399
Packaging & Containers — 1.9%
Ball Corp.	92,621	6,800,234
Crown Holdings, Inc.	113,598	11,550,645
		18,350,879
Pharmaceuticals — 9.7%
Becton Dickinson & Co.	66,599	16,270,802
Cigna Corp.	49,930	13,748,725
Eli Lilly & Co.	45,654	15,051,667
Johnson & Johnson	133,500	23,298,420
Merck & Co., Inc.	183,686	16,410,507
Zoetis, Inc.	46,793	8,542,062
		93,322,183
REITS — 4.0%
American Tower Corp.	74,143	20,080,149
Equinix, Inc.	16,641	11,710,937
Rayonier, Inc.	178,095	6,723,086
		38,514,172
Retail — 6.5%
Costco Wholesale Corp.	23,726	12,842,884
Dollar General Corp.	49,981	12,416,780
Home Depot, Inc.	48,571	14,616,957
Target Corp.	87,161	14,240,364
Tractor Supply Co.	42,367	8,112,433
		62,229,418
Semiconductors — 2.6%
Analog Devices, Inc.	64,417	11,077,148
Texas Instruments, Inc.	78,434	14,031,058
		25,108,206
Software — 13.5%
Adobe, Inc.†	30,905	12,674,758
Electronic Arts, Inc.	132,856	17,434,693

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fidelity National Information Services, Inc.	137,888	$ 14,086,638
Fiserv, Inc.†	124,774	13,186,116
Microsoft Corp.	224,351	62,984,300
Salesforce, Inc.†	50,640	9,318,773
		129,685,278
Transportation — 1.5%
Canadian Pacific Railway, Ltd.	140,814	11,106,000
Old Dominion Freight Line, Inc.	9,897	3,003,839
		14,109,839
Total Long-Term Investment Securities (cost $636,977,298)		958,924,084
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government Agency — 0.0%
Federal Home Loan Bank
1.95%, 08/01/2022 (cost $197,000)	$197,000	$ 197,000
TOTAL INVESTMENTS (cost $637,174,298)(1)	99.7%	959,121,084
Other assets less liabilities	0.3	2,974,894
NET ASSETS	100.0%	$962,095,978
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$ —	$11,033,715	$—	$ 11,033,715
Beverages	—	22,147,327	—	22,147,327
Other Industries	925,743,042	—	—	925,743,042
Short-Term Investments	—	197,000	—	197,000
Total Investments at Value	$925,743,042	$33,378,042	$—	$959,121,084
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	19.0%
Banks	11.2
Pharmaceuticals	7.3
Software	4.1
Diversified Financial Services	3.8
Insurance	3.8
Other Asset Backed Securities	3.3
Collateralized Mortgage Obligations	3.2
Oil & Gas	3.1
Semiconductors	3.1
Electric	2.8
Healthcare-Products	2.8
Building Materials	2.5
Media	2.2
Telecommunications	1.9
Aerospace/Defense	1.7
Chemicals	1.7
Computers	1.6
Agriculture	1.6
Retail	1.5
Miscellaneous Manufacturing	1.4
Auto Parts & Equipment	1.2
Food	1.1
Transportation	1.1
Beverages	1.1
Healthcare-Services	1.0
Electronics	1.0
Hand/Machine Tools	0.9
Internet	0.9
Machinery-Diversified	0.8
REITS	0.8
Household Products/Wares	0.6
Distribution/Wholesale	0.6
Auto Manufacturers	0.6
Mining	0.6
Commercial Services	0.6
Pipelines	0.4
Biotechnology	0.4
Advertising	0.4
Municipal Securities	0.4
Gas	0.3
Lodging	0.2
Cosmetics/Personal Care	0.2
Investment Companies	0.2
Short-Term Investments	0.2
Entertainment	0.1
Auto Loan Receivables	0.1
99.4%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.9%
Advertising — 0.4%
Omnicom Group, Inc.	28,838	$ 2,014,046
Aerospace/Defense — 1.6%
Howmet Aerospace, Inc.	60,653	2,252,046
L3Harris Technologies, Inc.	15,445	3,706,337
Northrop Grumman Corp.	4,270	2,044,903
		8,003,286
Agriculture — 1.4%
Archer-Daniels-Midland Co.	22,776	1,885,170
Philip Morris International, Inc.	51,969	5,048,788
		6,933,958
Auto Manufacturers — 0.2%
PACCAR, Inc.	13,631	1,247,509
Auto Parts & Equipment — 0.9%
Aptiv PLC†	17,865	1,873,860
Lear Corp.	17,067	2,579,506
		4,453,366
Banks — 8.3%
Bank of America Corp.	191,281	6,467,210
Goldman Sachs Group, Inc.	34,358	11,454,614
JPMorgan Chase & Co.	72,704	8,387,133
Morgan Stanley	47,003	3,962,353
Northern Trust Corp.	23,214	2,316,293
PNC Financial Services Group, Inc.(1)	16,538	2,744,316
Truist Financial Corp.	139,360	7,033,499
		42,365,418
Beverages — 0.7%
Constellation Brands, Inc., Class A	7,829	1,928,361
PepsiCo, Inc.	8,332	1,457,767
		3,386,128
Biotechnology — 0.4%
Vertex Pharmaceuticals, Inc.†	7,421	2,080,923
Building Materials — 2.2%
Johnson Controls International PLC	94,539	5,096,597
Masco Corp.	81,597	4,518,842
Vulcan Materials Co.	9,947	1,644,538
		11,259,977
Chemicals — 1.6%
Axalta Coating Systems, Ltd.†	105,025	2,648,730
DuPont de Nemours, Inc.	36,597	2,240,834
PPG Industries, Inc.	22,930	2,964,620
		7,854,184
Commercial Services — 0.2%
Equifax, Inc.	5,150	1,075,886
Computers — 1.5%
Accenture PLC, Class A	9,307	2,850,362
Amdocs, Ltd.	35,616	3,100,729
Cognizant Technology Solutions Corp., Class A	27,826	1,891,055
		7,842,146
Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.	9,327	734,408
Distribution/Wholesale — 0.6%
LKQ Corp.	59,494	3,262,651
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 3.0%
Cboe Global Markets, Inc.	15,709	$ 1,938,176
Charles Schwab Corp.	126,917	8,763,619
Invesco, Ltd.	91,654	1,625,942
Nasdaq, Inc.	16,178	2,926,600
		15,254,337
Electric — 2.3%
Duke Energy Corp.	28,631	3,147,406
Exelon Corp.	55,667	2,587,959
PG&E Corp.†	204,715	2,223,205
Southern Co.	50,296	3,867,259
		11,825,829
Electronics — 1.0%
Honeywell International, Inc.	23,826	4,585,552
TE Connectivity, Ltd.	4,258	569,422
		5,154,974
Food — 1.1%
Danone SA	23,831	1,313,973
General Mills, Inc.	25,893	1,936,537
J.M. Smucker Co.	7,380	976,522
Mondelez International, Inc., Class A	21,360	1,367,894
		5,594,926
Hand/Machine Tools — 0.9%
Regal Rexnord Corp.	15,975	2,145,443
Stanley Black & Decker, Inc.	25,753	2,506,539
		4,651,982
Healthcare-Products — 2.4%
Danaher Corp.	17,478	5,094,313
Medtronic PLC	44,827	4,147,394
Thermo Fisher Scientific, Inc.	4,656	2,786,197
		12,027,904
Healthcare-Services — 0.7%
ICON PLC†	7,501	1,809,616
Quest Diagnostics, Inc.	13,590	1,855,987
		3,665,603
Household Products/Wares — 0.6%
Henkel AG & Co. KGaA (Preference Shares)	35,918	2,288,497
Kimberly-Clark Corp.	7,502	988,689
		3,277,186
Insurance — 3.2%
Aon PLC, Class A	18,432	5,364,449
Chubb, Ltd.	25,106	4,735,996
Travelers Cos., Inc.	16,020	2,542,374
Willis Towers Watson PLC	18,070	3,739,406
		16,382,225
Internet — 0.8%
Alphabet, Inc., Class A†	25,794	3,000,358
Booking Holdings, Inc.†	430	832,347
		3,832,705
Machinery-Diversified — 0.6%
Ingersoll Rand, Inc.	62,725	3,123,705

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 1.6%
Comcast Corp., Class A	193,476	$ 7,259,220
Warner Bros. Discovery, Inc.†	43,458	651,870
		7,911,090
Mining — 0.2%
Rio Tinto PLC	13,719	825,730
Miscellaneous Manufacturing — 1.4%
Eaton Corp. PLC	48,660	7,220,657
Oil & Gas — 2.5%
ConocoPhillips	52,319	5,097,440
Hess Corp.	36,045	4,053,981
Pioneer Natural Resources Co.	15,297	3,624,624
		12,776,045
Pharmaceuticals — 7.2%
Bayer AG	28,882	1,683,151
Becton Dickinson & Co.	6,483	1,583,862
Cigna Corp.	35,054	9,652,469
Johnson & Johnson	48,129	8,399,473
McKesson Corp.	11,132	3,802,469
Merck & Co., Inc.	87,905	7,853,433
Organon & Co.	38,249	1,213,258
Roche Holding AG	6,935	2,302,980
		36,491,095
REITS — 0.3%
STORE Capital Corp.	52,061	1,510,810
Retail — 1.3%
Dollar Tree, Inc.†	4,842	800,673
Home Depot, Inc.	2,199	661,767
Ross Stores, Inc.	7,057	573,452
Walmart, Inc.	24,166	3,191,121
Wendy's Co.	56,643	1,191,202
		6,418,215
Semiconductors — 2.7%
Applied Materials, Inc.	23,674	2,508,970
Intel Corp.	79,925	2,902,077
NXP Semiconductors NV	12,399	2,279,928
Samsung Electronics Co., Ltd. (Preference Shares)	22,038	971,187
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,081	1,865,247
Texas Instruments, Inc.	17,200	3,076,908
		13,604,317
Software — 4.0%
Electronic Arts, Inc.	12,265	1,609,536
Fidelity National Information Services, Inc.	30,475	3,113,326
Fiserv, Inc.†	23,664	2,500,811
Microsoft Corp.	41,171	11,558,347
Oracle Corp.	18,220	1,418,245
		20,200,265
Telecommunications — 0.9%
T-Mobile US, Inc.†	31,269	4,473,343
Security Description	Shares or Principal Amount	Value

Transportation — 1.1%
Union Pacific Corp.	23,824	$ 5,415,195
Total Common Stocks (cost $225,844,095)		304,152,024
CONVERTIBLE PREFERRED STOCKS — 0.7%
Auto Parts & Equipment — 0.2%
Aptiv PLC 5.50%	8,000	970,160
Healthcare-Products — 0.3%
Boston Scientific Corp. 5.50%	14,114	1,535,886
Telecommunications — 0.2%
2020 Cash Mandatory Exchangeable Trust 5.25%*†	1,110	1,330,712
Total Convertible Preferred Stocks (cost $3,334,041)		3,836,758
CORPORATE BONDS & NOTES — 12.6%
Aerospace/Defense — 0.1%
BAE Systems PLC
3.40%, 04/15/2030*	$ 224,000	212,078
Raytheon Technologies Corp.
4.13%, 11/16/2028	322,000	326,700
		538,778
Agriculture — 0.2%
BAT International Finance PLC
4.45%, 03/16/2028	909,000	870,420
Auto Manufacturers — 0.4%
General Motors Co.
6.75%, 04/01/2046	191,000	198,215
Hyundai Capital America
2.65%, 02/10/2025*	176,000	168,834
3.00%, 02/10/2027*	310,000	289,317
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	783,000	642,412
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	520,000	509,232
		1,808,010
Auto Parts & Equipment — 0.1%
Lear Corp.
3.80%, 09/15/2027	165,000	159,786
4.25%, 05/15/2029	195,000	183,534
Magna International, Inc.
2.45%, 06/15/2030	411,000	363,361
		706,681
Banks — 2.9%
Bank of America Corp.
2.57%, 10/20/2032	679,000	583,048
3.00%, 12/20/2023	307,000	306,184
3.37%, 01/23/2026	334,000	326,218
3.50%, 04/19/2026	280,000	278,977
BBVA Bancomer SA
6.75%, 09/30/2022*	510,000	510,637
Deutsche Bank AG
2.31%, 11/16/2027	188,000	163,228
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	621,000	524,290

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
2.60%, 02/07/2030	$ 722,000	$ 638,969
HSBC Holdings PLC
4.00%, 03/09/2026(1)	200,000	176,855
4.70%, 03/09/2031(1)	237,000	189,234
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,022,000	879,900
2.74%, 10/15/2030	197,000	176,895
2.96%, 05/13/2031	103,000	92,209
2.96%, 01/25/2033	398,000	354,666
3.11%, 04/22/2041	534,000	436,698
3.78%, 02/01/2028	925,000	908,683
3.90%, 01/23/2049	199,000	176,766
Macquarie Group, Ltd.
4.44%, 06/21/2033*	1,274,000	1,214,197
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	590,000
Morgan Stanley
0.86%, 10/21/2025	108,000	100,292
2.70%, 01/22/2031	1,283,000	1,148,597
2.94%, 01/21/2033	678,000	606,664
3.88%, 04/29/2024	119,000	119,780
4.00%, 07/23/2025	228,000	229,826
Royal Bank of Canada
1.15%, 06/10/2025	582,000	543,213
State Street Corp.
2.90%, 03/30/2026	76,000	73,904
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	1,004,309
UBS Group AG
2.10%, 02/11/2032*	1,372,000	1,111,402
Wells Fargo & Co.
3.35%, 03/02/2033	1,115,000	1,025,675
		14,491,316
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	157,000	152,726
8.00%, 11/15/2039	626,000	818,184
Constellation Brands, Inc.
3.50%, 05/09/2027	344,000	336,001
Diageo Capital PLC
2.38%, 10/24/2029	499,000	458,919
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	66,000	61,715
		1,827,545
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/2040	684,000	567,670
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	41,000	35,633
Masco Corp.
2.00%, 02/15/2031	787,000	641,120
Vulcan Materials Co.
3.50%, 06/01/2030	81,000	75,182
		1,319,605
Chemicals — 0.1%
RPM International, Inc.
2.95%, 01/15/2032	318,000	269,878
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Sherwin-Williams Co.
2.30%, 05/15/2030	$ 328,000	$ 285,852
		555,730
Commercial Services — 0.4%
ERAC USA Finance LLC
7.00%, 10/15/2037*	399,000	478,694
Experian Finance PLC
4.25%, 02/01/2029*	336,000	336,300
Global Payments, Inc.
1.20%, 03/01/2026	438,000	393,780
RELX Capital, Inc.
3.00%, 05/22/2030	131,000	121,437
S&P Global, Inc.
4.25%, 05/01/2029*	168,000	171,851
Verisk Analytics, Inc.
4.13%, 03/15/2029	399,000	395,403
		1,897,465
Computers — 0.1%
Dell International LLC/EMC Corp.
4.90%, 10/01/2026	300,000	307,603
Cosmetics/Personal Care — 0.1%
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2029*	403,000	389,988
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	231,286
3.65%, 07/21/2027	150,000	138,471
4.88%, 01/16/2024	150,000	150,122
Air Lease Corp.
2.20%, 01/15/2027	301,000	267,716
2.88%, 01/15/2032	396,000	326,678
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	387,000	320,648
3.25%, 02/15/2027*	466,000	407,328
4.38%, 05/01/2026*	141,000	131,608
Capital One Financial Corp.
3.27%, 03/01/2030	811,000	735,120
3.75%, 03/09/2027	359,000	353,119
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	454,000	396,100
Morgan Stanley Domestic Holdings, Inc.
4.50%, 06/20/2028	202,000	206,460
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	137,000	135,438
Raymond James Financial, Inc.
4.95%, 07/15/2046	451,000	450,241
		4,250,335
Electric — 0.5%
American Transmission Systems, Inc.
2.65%, 01/15/2032*	111,000	97,465
Duke Energy Corp.
2.65%, 09/01/2026	66,000	63,189
Evergy, Inc.
2.90%, 09/15/2029	344,000	311,856
Exelon Corp.
4.05%, 04/15/2030	357,000	355,318

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
FirstEnergy Corp.
3.40%, 03/01/2050	$ 227,000	$ 169,421
Georgia Power Co.
3.70%, 01/30/2050	30,000	24,868
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	195,000	172,213
4.30%, 01/15/2026*	276,000	276,654
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	405,000	449,729
Pacific Gas & Electric Co.
2.10%, 08/01/2027	101,000	86,362
3.00%, 06/15/2028	298,000	262,431
3.30%, 08/01/2040	195,000	143,496
Xcel Energy, Inc.
3.40%, 06/01/2030	206,000	195,885
		2,608,887
Electronics — 0.0%
Arrow Electronics, Inc.
2.95%, 02/15/2032	179,000	152,058
Entertainment — 0.1%
Magallanes, Inc.
5.05%, 03/15/2042*	419,000	375,246
5.14%, 03/15/2052*	347,000	305,911
		681,157
Environmental Control — 0.0%
Republic Services, Inc.
1.45%, 02/15/2031	184,000	151,660
Gas — 0.3%
APA Infrastructure, Ltd.
4.20%, 03/23/2025*	714,000	710,043
4.25%, 07/15/2027*	55,000	54,366
East Ohio Gas Co.
2.00%, 06/15/2030*	247,000	212,019
NiSource, Inc.
2.95%, 09/01/2029	272,000	249,730
5.65%, 02/01/2045	89,000	93,880
		1,320,038
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	175,575
3.80%, 09/23/2049*	312,000	257,221
Boston Scientific Corp.
2.65%, 06/01/2030	336,000	305,620
		738,416
Healthcare-Services — 0.3%
HCA, Inc.
4.13%, 06/15/2029	394,000	379,655
5.13%, 06/15/2039	450,000	428,086
Humana, Inc.
3.70%, 03/23/2029	404,000	396,737
Laboratory Corp. of America Holdings
4.70%, 02/01/2045	309,000	292,711
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	29,444
4.26%, 11/01/2047	257,000	234,401
		1,761,034
Security Description	Shares or Principal Amount	Value

Insurance — 0.6%
AIA Group, Ltd.
3.38%, 04/07/2030*	$ 586,000	$ 562,632
Aon Corp.
3.75%, 05/02/2029	840,000	818,729
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/2031	69,000	60,250
Brown & Brown, Inc.
4.20%, 03/17/2032	460,000	432,913
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	230,000	182,863
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	1,046,000	999,235
		3,056,622
Internet — 0.1%
Booking Holdings, Inc.
4.63%, 04/13/2030	303,000	312,167
Investment Companies — 0.2%
Temasek Financial I, Ltd.
2.38%, 01/23/2023*	1,110,000	1,106,681
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	168,000	150,302
Marriott International, Inc.
2.75%, 10/15/2033	340,000	278,782
2.85%, 04/15/2031	2,000	1,723
4.00%, 04/15/2028	349,000	338,911
4.63%, 06/15/2030	420,000	411,632
		1,181,350
Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
1.88%, 01/15/2026	94,000	86,559
4.20%, 01/15/2024	349,000	349,859
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	169,000	162,970
4.95%, 09/15/2028	434,000	430,951
		1,030,339
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	447,000	329,652
4.91%, 07/23/2025	414,000	419,934
5.25%, 04/01/2053	375,000	331,112
5.38%, 05/01/2047	90,000	79,837
6.38%, 10/23/2035	224,000	234,865
Cox Communications, Inc.
1.80%, 10/01/2030*	283,000	232,715
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	428,000	510,986
Walt Disney Co.
3.50%, 05/13/2040	744,000	668,742
		2,807,843
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	876,094
3.88%, 03/16/2029*	200,000	186,656
5.63%, 04/01/2030*	422,000	434,615

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining (continued)
Glencore Funding LLC
2.50%, 09/01/2030*	$ 359,000	$ 298,548
2.85%, 04/27/2031*	150,000	125,952
4.13%, 05/30/2023*	268,000	266,976
		2,188,841
Oil & Gas — 0.6%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	904,000	826,429
Cenovus Energy, Inc.
5.38%, 07/15/2025	108,000	112,128
Diamondback Energy, Inc.
4.40%, 03/24/2051	76,000	68,624
Eni SpA
4.75%, 09/12/2028*	762,000	772,303
Marathon Petroleum Corp.
4.75%, 09/15/2044	201,000	185,369
Phillips 66
2.15%, 12/15/2030	635,000	543,058
Valero Energy Corp.
3.65%, 12/01/2051	132,000	106,133
6.63%, 06/15/2037	450,000	513,361
		3,127,405
Pharmaceuticals — 0.1%
Becton Dickinson & Co.
4.67%, 06/06/2047	374,000	370,723
Cigna Corp.
3.20%, 03/15/2040	102,000	86,225
		456,948
Pipelines — 0.4%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	389,000	364,780
Enbridge, Inc.
2.50%, 01/15/2025	204,000	197,470
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	422,000	423,102
ONEOK, Inc.
4.95%, 07/13/2047	499,000	443,896
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	399,000	362,495
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	108,000	106,972
Spectra Energy Partners LP
3.38%, 10/15/2026	174,000	169,186
Targa Resources Corp.
4.20%, 02/01/2033	162,000	152,437
		2,220,338
REITS — 0.5%
Boston Properties LP
2.55%, 04/01/2032	279,000	231,158
Brixmor Operating Partnership LP
4.05%, 07/01/2030	356,000	329,810
4.13%, 05/15/2029	36,000	34,066
Crown Castle, Inc.
1.35%, 07/15/2025	147,000	135,985
3.65%, 09/01/2027	544,000	529,121
Equinix, Inc.
1.80%, 07/15/2027	382,000	341,327
Security Description	Shares or Principal Amount	Value

REITS (continued)
2.63%, 11/18/2024	$ 603,000	$ 584,237
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	331,000	326,824
Realty Income Corp.
3.25%, 01/15/2031	105,000	98,106
		2,610,634
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	448,000	349,994
Best Buy Co., Inc.
4.45%, 10/01/2028	373,000	377,624
Genuine Parts Co.
2.75%, 02/01/2032	598,000	513,959
		1,241,577
Semiconductors — 0.4%
Broadcom, Inc.
3.19%, 11/15/2036*	507,000	407,308
3.47%, 04/15/2034*	247,000	211,804
4.15%, 11/15/2030	111,000	105,472
4.30%, 11/15/2032	288,000	273,256
4.93%, 05/15/2037*	149,000	141,541
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	470,000	397,059
3.25%, 05/11/2041	403,000	313,297
		1,849,737
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	106,000	104,829
Software — 0.1%
Fiserv, Inc.
2.65%, 06/01/2030	147,000	129,485
Roper Technologies, Inc.
2.00%, 06/30/2030	281,000	235,581
2.95%, 09/15/2029	88,000	80,418
4.20%, 09/15/2028	141,000	142,098
		587,582
Telecommunications — 0.8%
AT&T, Inc.
2.75%, 06/01/2031	448,000	402,167
3.65%, 09/15/2059	400,000	313,676
Rogers Communications, Inc.
3.80%, 03/15/2032*	1,127,000	1,092,914
T-Mobile USA, Inc.
2.05%, 02/15/2028	401,000	358,004
4.50%, 04/15/2050	477,000	445,605
Verizon Communications, Inc.
2.10%, 03/22/2028	58,000	53,023
2.55%, 03/21/2031	276,000	245,650
3.15%, 03/22/2030	224,000	211,050
4.27%, 01/15/2036	316,000	312,486
4.81%, 03/15/2039	400,000	411,016
		3,845,591
Total Corporate Bonds & Notes (cost $70,479,782)		64,105,210

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 3.4%
Auto Loan Receivables — 0.1%
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class B 1.38%, 07/15/2030*	$ 258,000	$ 240,599
Santander Retail Auto Lease Trust
Series 2020-A, Class B 1.88%, 03/20/2024*	339,000	336,399
		576,998
Home Equity — 0.0%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 3.95%, (1 ML+1.60%), 12/28/2040*	108,117	125,515
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	20,363	20,642
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 4.46%, 12/25/2035(2)	11,437	11,402
		157,559
Other Asset Backed Securities — 3.3%
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class AS 3.75%, (1 ML+1.75%), 01/15/2037*	397,000	375,804
Allegro CLO IV, Ltd. FRS
Series 2016-1A, Class BR2 4.06%, (3 ML+1.55%), 01/15/2030*	553,817	538,848
American Tower Trust I
Series 13, Class 2A 3.07%, 03/15/2048*	548,000	545,051
Arbor Realty Collateralized Loan Obligation, Ltd. FRS
Series 2020-FL1, Class AS 3.47%, (TSFR1M+1.51%), 02/15/2035*	240,000	236,843
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL1, Class AS 3.20%, (1 ML+1.20%), 12/15/2035*	488,500	476,978
Series 2022-FL1, Class B 3.52%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,052,345
Series 2021-FL3, Class B 3.60%, (1 ML+1.60%), 08/15/2034*	383,500	360,411
BDS, Ltd. FRS
Series 2019-FL4, Class A 3.10%, (1 ML+1.10%), 08/15/2036*	105,494	105,605
BSPRT Issuer, Ltd. FRS
Series 2021-FL6, Class AS 3.30%, (1 ML+1.30%), 03/15/2036*	1,118,500	1,073,130
Series 2022-FL8, Class B 3.47%, (SOFR30A+2.05%), 02/15/2037*	392,500	371,806
Series 2021-FL7, Class B 4.05%, (1 ML+2.05%), 12/15/2038*	182,000	171,076
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	268,067	244,097
CHCP, Ltd. FRS
Series 2021-FL1, Class AS 3.52%, (TSFR1M+1.41%), 02/15/2038*	509,000	499,465
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 4.56%, (3 ML+1.70%), 11/07/2030*	$ 795,089	$ 769,555
Cutwater, Ltd. FRS
Series 2015-1A, Class AR 3.73%, (3 ML+1.22%), 01/15/2029*	363,947	361,268
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 3.53%, (3 ML+1.02%), 04/15/2031*	882,000	864,148
Dryden Senior Loan Fund FRS
Series 2013-26A, Class AR 3.41%, (3 ML+0.90%), 04/15/2029*	375,202	369,283
LCCM Trust FRS
Series 2021-FL2, Class B 3.90%, (1 ML+1.90%), 12/13/2038*	494,000	482,993
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 3.75%, (1 ML+1.75%), 07/15/2036*	1,249,000	1,184,464
MF1, Ltd. FRS
Series 2022-FL8, Class B 3.42%, (SOFR30A+1.95%), 02/19/2037*	486,092	460,083
Series 2020-FL4, Class A 3.77%, (TSFR1M+1.81%), 11/15/2035*	272,847	273,284
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 4.46%, (3 ML+1.65%), 01/29/2030*	895,236	871,184
Neuberger Berman CLO XV FRS
Series 2013-15A, Class BR2 3.86%, (3 ML+1.35%), 10/15/2029*	371,566	359,663
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class ARR 3.67%, (3 ML+1.16%), 07/15/2034*	385,000	373,251
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 4.51%, (3 ML+1.75%), 04/22/2030*	1,102,426	1,046,575
STWD, Ltd. FRS
Series 2022-FL3, Class AS 3.22%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,074,150
TRTX Issuer, Ltd. FRS
Series 2021-FL4, Class A 3.20%, (1 ML+1.20%), 03/15/2038*	1,184,000	1,160,637
Verizon Owner Trust
Series 2020-A, Class B 1.98%, 07/22/2024	540,000	533,901
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 3.96%, (3 ML+1.45%), 10/15/2030*	425,864	401,566
		16,637,464
Total Asset Backed Securities (cost $17,967,038)		17,372,021
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Commercial and Residential — 2.1%
AREIT Trust FRS
Series 2022-CRE6, Class B 3.32%, (SOFR30A+1.85%), 01/16/2037*	668,000	665,282
Series 2019-CRE3, Class AS 3.37%, (TSFR1M+1.41%), 09/14/2036*	687,500	688,731

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 3.30%, (1 ML+1.30%), 05/15/2038*	$ 1,187,000	$ 1,147,980
COMM Mtg. Trust
Series 2015-LC21, Class A4 3.71%, 07/10/2048	821,121	815,352
CSAIL Commercial Mtg. Trust
Series 2015-C2, Class A4 3.50%, 06/15/2057	467,518	459,827
GS Mtg. Securities Trust
Series 2015-GC30, Class A4 3.38%, 05/10/2050	879,375	865,240
JPMBB Commercial Mtg. Securities Trust
Series 2015-C28, Class A4 3.23%, 10/15/2048	635,131	620,576
Series 2014-C26, Class A4 3.49%, 01/15/2048	1,010,000	997,308
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class AS 3.27%, (TSFR1M+1.31%), 07/15/2036*	1,229,000	1,196,576
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	324,355	319,295
PFP, Ltd. FRS
Series 2021-7, Class AS 3.15%, (1 ML+1.15%), 04/14/2038*	890,956	834,359
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL5, Class A 3.26%, (1 ML+1.00%), 04/25/2038*	581,483	569,001
Series 2021-FL7, Class B 4.06%, (1 ML+1.80%), 11/25/2036*	240,000	238,780
UBS Commercial Mtg. Trust
Series 2019-C17, Class A4 2.92%, 10/15/2052	502,983	465,669
Wells Fargo Commercial Mtg. Trust
Series 2015-C28, Class A4 3.54%, 05/15/2048	893,749	883,667
		10,767,643
U.S. Government Agency — 1.1%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
2.51%, 11/25/2022	283,483	282,788
2.67%, 12/25/2024	320,000	315,079
3.01%, 07/25/2025	83,000	82,326
3.11%, 02/25/2023	428,424	427,580
3.17%, 10/25/2024	267,000	266,379
3.29%, 11/25/2027	494,000	496,583
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
0.20%, 11/25/2027(2)(3)	3,192,000	34,194
0.24%, 12/25/2027(2)(3)	1,984,000	26,474
0.27%, 11/25/2024(2)(3)	3,013,000	18,362
0.28%, 09/25/2027(2)(3)	2,042,000	29,695
0.29%, 11/25/2027(2)(3)	2,251,491	29,145
0.29%, 12/25/2027(2)(3)	2,208,000	33,939
0.30%, 11/25/2032(2)(3)	1,655,990	37,786
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
0.32%, 08/25/2024(2)(3)	$ 2,996,000	$ 25,670
0.33%, 08/25/2027(2)(3)	1,898,000	31,558
0.33%, 11/25/2027(2)(3)	2,028,241	31,283
0.33%, 01/25/2031(2)(3)	1,120,280	24,886
0.34%, 10/25/2024(2)(3)	3,575,165	21,443
0.35%, 11/25/2031(2)(3)	1,708,147	50,477
0.37%, 12/25/2027(2)(3)	3,470,215	59,201
0.39%, 08/25/2024(2)(3)	4,919,422	35,626
0.43%, 08/25/2027(2)(3)	1,291,333	24,380
0.50%, 07/25/2024(2)(3)	2,786,000	26,213
0.50%, 12/25/2031(2)(3)	1,554,125	61,690
0.51%, 08/25/2031(2)(3)	354,221	13,521
0.52%, 03/25/2031(2)(3)	902,807	32,243
0.54%, 09/25/2031(2)(3)	1,156,618	46,393
0.57%, 12/25/2031(2)(3)	2,614,411	113,783
0.58%, 07/25/2027(2)(3)	2,338,225	57,254
0.60%, 07/25/2024(2)(3)	894,635	6,960
0.64%, 06/25/2027(2)(3)	2,696,000	79,641
0.73%, 03/25/2031(2)(3)	386,416	20,707
0.75%, 06/25/2027(2)(3)	898,598	27,283
0.78%, 01/25/2031(2)(3)	463,094	26,021
0.86%, 09/25/2031(2)(3)	334,404	21,715
0.91%, 04/25/2024(2)(3)	871,727	11,092
0.94%, 01/25/2031(2)(3)	313,326	20,520
0.94%, 07/25/2031(2)(3)	261,462	18,414
1.08%, 11/25/2030(2)(3)	283,086	21,327
1.09%, 07/25/2029(2)(3)	164,086	10,392
1.14%, 08/25/2029(2)(3)	1,032,344	68,215
1.17%, 09/25/2030(2)(3)	160,069	12,793
1.22%, 05/25/2031(2)(3)	173,114	15,390
1.34%, 06/25/2030(2)(3)	272,251	23,945
1.60%, 08/25/2030(2)(3)	246,234	26,456
1.66%, 05/25/2030(2)(3)	267,239	29,192
1.80%, 04/25/2030(2)(3)	200,000	23,235
1.80%, 05/25/2030(2)(3)	678,770	79,868
1.87%, 04/25/2030(2)(3)	547,569	65,913
3.06%, 07/25/2023(2)	35,000	34,852
3.06%, 08/25/2024(2)	153,081	152,151
3.25%, 04/25/2023(2)	492,049	490,936
3.32%, 02/25/2023(2)	136,464	136,242
3.46%, 08/25/2023(2)	337,703	337,694
Federal Home Loan Mtg. Corp. REMIC
3.00%, 02/15/2033(3)	74,488	5,112
3.00%, 07/15/2039	26,393	25,952
4.50%, 12/15/2040(3)	10,286	962
5.00%, 01/15/2040	35,314	37,491
5.50%, 02/15/2036(3)	12,409	2,121
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00%, 02/25/2059	94,510	92,685
Series 2019-4, Class MV 3.00%, 02/25/2059	63,988	62,060
Series 2022-1, Class MTU 3.25%, 11/25/2061	140,893	138,059
Series 2019-2, Class MA 3.50%, 08/25/2058	5,191	5,169
Series 2019-2, Class MV 3.50%, 08/25/2058	43,986	44,053
Series 2019-3, Class MA 3.50%, 10/25/2058	57,287	57,019
Series 2019-3, Class MV 3.50%, 10/25/2058	62,262	62,342

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00%, 10/25/2040	$ 4,495	$ 4,453
Series 2015-61, Class PA 2.00%, 05/25/2044	12,810	12,542
Series 2016-19, Class AD 2.00%, 04/25/2046	39,316	37,785
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	53,424	5,160
Series 2010-43, Class AH 3.25%, 05/25/2040	20,965	20,912
Series 2010-113, Class GB 4.00%, 10/25/2040	27,566	28,134
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	66,106	12,427
Series 2005-18, Class EC 5.00%, 03/25/2025	5,942	5,995
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	33,395	34,276
Series 2012-12, Class KN 4.50%, 09/20/2041	21,986	22,475
Government National Mtg. Assoc. REMIC VRS
Series 2017-94, Class IO 0.59%, 02/16/2059(2)(3)	485,208	18,595
		5,232,684
Total Collateralized Mortgage Obligations (cost $16,698,322)		16,000,327
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.0%
U.S. Government — 9.1%
United States Treasury Bonds
1.38%, 11/15/2040	2,000,000	1,490,235
1.75%, 08/15/2041	900,000	709,488
1.88%, 11/15/2051	800,000	623,750
2.25%, 02/15/2052	900,000	768,656
2.38%, 02/15/2042 to 11/15/2049	9,680,000	8,477,553
2.50%, 02/15/2045	4,616,000	4,044,049
2.88%, 05/15/2043	895,000	843,782
3.00%, 02/15/2048	798,500	776,385
United States Treasury Notes
0.38%, 11/30/2025(4)	13,100,000	12,090,379
1.38%, 01/31/2025	12,850,000	12,387,199
1.88%, 02/28/2027	3,950,000	3,808,201
		46,019,677
U.S. Government Agency — 9.9%
Federal Home Loan Mtg. Corp.
2.00%, 06/01/2037 to 05/01/2052	7,931,308	7,311,213
2.50%, 08/01/2040 to 03/01/2052	2,281,278	2,135,795
3.00%, 01/01/2038 to 01/01/2052	2,115,575	2,077,396
3.50%, 11/01/2037 to 05/01/2052	1,260,647	1,275,713
4.00%, 08/01/2037 to 05/01/2052	656,603	674,161
4.50%, 08/01/2024 to 05/01/2042	176,699	184,173
5.00%, 09/01/2033 to 07/01/2039	237,318	251,704
5.50%, 12/01/2033 to 10/01/2035	101,416	107,605
6.00%, 04/01/2034 to 06/01/2037	203,489	218,092
6.50%, 05/01/2034 to 07/01/2037	68,401	72,166
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc.
1.50%, 02/01/2042	$ 25,320	$ 22,567
2.00%, 02/01/2042 to 03/01/2052	3,646,235	3,322,607
2.41%, 05/01/2023	89,932	89,609
2.50%, 11/01/2031 to 04/01/2052	4,088,751	3,853,012
2.55%, 05/01/2023	82,169	81,913
3.00%, 11/01/2028 to 01/01/2052	1,699,305	1,674,032
3.50%, 04/01/2038 to 05/01/2052	2,926,822	2,956,759
4.00%, 09/01/2040 to 06/01/2047	1,572,989	1,619,665
4.50%, 08/01/2033 to 06/01/2044	815,398	848,741
5.00%, 03/01/2026 to 03/01/2041	342,317	362,840
5.50%, 02/01/2033 to 03/01/2037	908,908	962,602
6.00%, 04/01/2034 to 07/01/2037	424,803	450,850
6.50%, 06/01/2031 to 07/01/2037	150,422	161,147
Government National Mtg. Assoc.
2.00%, 01/20/2052	731,079	674,474
2.50%, 08/20/2051 to 11/20/2051	1,845,403	1,757,027
3.00%, 04/20/2045 to 07/20/2052	2,529,822	2,478,828
3.50%, 12/15/2041 to 03/20/2048	917,755	929,983
3.50%, August 30 TBA	575,000	573,103
4.00%, 01/20/2041 to 02/20/2042	281,218	289,857
4.00%, August 30 TBA	1,428,559	1,444,742
4.50%, 07/20/2033 to 07/20/2049	331,760	346,460
4.50%, August 30 TBA	1,650,000	1,682,613
5.00%, 07/20/2033 to 10/15/2034	40,426	42,533
5.00%, August 30 TBA	850,000	871,378
5.50%, 11/15/2032 to 10/15/2035	170,370	183,338
6.00%, 09/15/2032 to 01/15/2038	225,735	245,280
Small Business Administration
Series 2003-20G, Class 1 4.35%, 07/01/2023	1,048	1,049
Series 2004-20D, Class 1 4.77%, 04/01/2024	6,706	6,678
Series 2005-20C, Class 1 4.95%, 03/01/2025	21,908	22,322
Series 2004-20I, Class 1 4.99%, 09/01/2024	11,920	11,814
Series 2004-20E, Class 1 5.18%, 05/01/2024	8,432	8,453
Series 2004-20F, Class 1 5.52%, 06/01/2024	9,079	9,069
Uniform Mtg. Backed Securities
2.00%, August 30 TBA	600,000	540,352
2.00%, September 30 TBA	1,400,000	1,260,109
2.50%, August 15 TBA	402,500	392,154
2.50%, August 30 TBA	2,050,000	1,912,718
2.50%, September 30 TBA	2,050,000	1,911,036
4.00%, August 30 TBA	550,000	553,137
4.50%, August 30 TBA	725,000	738,027
5.00%, August 30 TBA	475,000	488,153
5.50%, September 30 TBA	400,000	413,062
		50,502,111
Total U.S. Government & Agency Obligations (cost $101,856,679)		96,521,788
MUNICIPAL SECURITIES — 0.4%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	291,000	257,677

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
New Jersey Economic Development Authority Revenue Bonds
7.43%, 02/15/2029	$ 550,000	$ 626,872
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	675,000	913,337
Total Municipal Securities (cost $1,656,174)		1,797,886
Total Long-Term Investment Securities (cost $437,836,131)		503,786,014
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government Agency — 0.2%
Federal Home Loan Bank
1.95%, 08/01/2022 (cost $771,000)	771,000	771,000
TOTAL INVESTMENTS (cost $438,607,131)(5)	99.4%	504,557,014
Other assets less liabilities	0.6	3,139,810
NET ASSETS	100.0%	$507,696,824
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $41,393,005 representing 8.2% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
101	Long	U.S. Treasury 5 Year Notes	September 2022	$11,357,024	$11,486,383	$129,359
						Unrealized (Depreciation)
21	Long	U.S. Treasury Ultra Bonds	September 2022	$3,336,857	$3,324,563	$(12,294)
16	Short	U.S. Treasury Ultra 10 Year Notes	September 2022	2,070,472	2,100,000	(29,528)
						$(41,822)
Net Unrealized Appreciation (Depreciation)						$ 87,537
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Food	$ 4,280,953	$ 1,313,973	$—	$ 5,594,926
Household Products/Wares	988,689	2,288,497	—	3,277,186
Mining	—	825,730	—	825,730
Pharmaceuticals	32,504,964	3,986,131	—	36,491,095
Semiconductors	12,633,130	971,187	—	13,604,317
Other Industries	244,358,770	—	—	244,358,770
Convertible Preferred Stocks:
Telecommunications	—	1,330,712	—	1,330,712
Other Industries	2,506,046	—	—	2,506,046
Corporate Bonds & Notes	—	64,105,210	—	64,105,210
Asset Backed Securities	—	17,372,021	—	17,372,021
Collateralized Mortgage Obligations	—	16,000,327	—	16,000,327
U.S. Government & Agency Obligations	—	96,521,788	—	96,521,788
Municipal Securities	—	1,797,886	—	1,797,886
Short-Term Investments	—	771,000	—	771,000
Total Investments at Value	$297,272,552	$207,284,462	$—	$504,557,014
Other Financial Instruments:†
Futures Contracts	$ 129,359	$ —	$—	$ 129,359
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 41,822	$ —	$—	$ 41,822
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
REITS	7.9%
Banks	6.3
Retail	5.3
Insurance	4.4
Healthcare-Products	4.0
Commercial Services	4.0
Repurchase Agreements	3.7
Electronics	3.0
Machinery-Diversified	3.0
Unaffiliated Investment Companies	2.9
Semiconductors	2.8
Software	2.5
Oil & Gas	2.5
Building Materials	2.4
Diversified Financial Services	2.4
Chemicals	2.3
Healthcare-Services	2.2
Computers	2.1
Iron/Steel	2.0
Electric	1.9
Apparel	1.7
Transportation	1.6
Food	1.6
Miscellaneous Manufacturing	1.6
Gas	1.5
Engineering & Construction	1.5
Auto Parts & Equipment	1.4
Pharmaceuticals	1.4
Electrical Components & Equipment	1.4
Biotechnology	1.2
Pipelines	1.2
Leisure Time	1.1
Hand/Machine Tools	1.0
Media	0.9
Telecommunications	0.8
Packaging & Containers	0.8
Mining	0.8
Distribution/Wholesale	0.8
Lodging	0.8
Energy-Alternate Sources	0.8
Entertainment	0.8
Environmental Control	0.8
Home Builders	0.7
Aerospace/Defense	0.6
Home Furnishings	0.5
Water	0.5
Metal Fabricate/Hardware	0.5
Oil & Gas Services	0.5
Agriculture	0.5
Real Estate	0.4
Toys/Games/Hobbies	0.4
Machinery-Construction & Mining	0.3
Savings & Loans	0.3
Beverages	0.3
Short-Term Investments	0.2
Housewares	0.2
Trucking&Leasing	0.2
Household Products/Wares	0.1
Airlines	0.1
Cosmetics/Personal Care	0.1
Office/Business Equipment	0.1
Internet	0.1
99.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.9%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	7,111	$ 1,020,002
Hexcel Corp.	15,546	940,688
Mercury Systems, Inc.†	10,667	629,460
		2,590,150
Agriculture — 0.5%
Darling Ingredients, Inc.†	29,873	2,069,601
Airlines — 0.1%
JetBlue Airways Corp.†	59,332	499,575
Apparel — 1.7%
Capri Holdings, Ltd.†	27,302	1,329,061
Carter's, Inc.	7,452	607,189
Columbia Sportswear Co.	6,163	456,124
Crocs, Inc.†	11,389	815,908
Deckers Outdoor Corp.†	5,038	1,577,952
Hanesbrands, Inc.	64,508	721,200
Skechers U.S.A., Inc., Class A†	24,947	946,988
Under Armour, Inc., Class A†	34,896	323,137
Under Armour, Inc., Class C†	37,494	309,700
		7,087,259
Auto Parts & Equipment — 1.4%
Adient PLC†	17,536	592,366
Dana, Inc.	26,511	444,324
Fox Factory Holding Corp.†	7,796	737,970
Gentex Corp.	43,365	1,223,760
Goodyear Tire & Rubber Co.†	52,244	641,556
Lear Corp.	11,056	1,671,004
Visteon Corp.†	5,199	663,289
		5,974,269
Banks — 6.3%
Associated Banc-Corp	27,752	557,815
Bank of Hawaii Corp.	7,452	596,980
Bank OZK	20,883	837,408
Cadence Bank	33,937	885,756
Cathay General Bancorp	13,899	579,588
Commerce Bancshares, Inc.	20,321	1,412,106
Cullen/Frost Bankers, Inc.	10,551	1,375,850
East West Bancorp, Inc.	26,247	1,884,010
First Financial Bankshares, Inc.	23,757	1,049,584
First Horizon Corp.	98,929	2,212,052
FNB Corp.	62,406	746,376
Fulton Financial Corp.	30,879	515,371
Glacier Bancorp, Inc.	20,077	1,005,657
Hancock Whitney Corp.	15,974	779,691
Home BancShares, Inc.	34,991	825,788
International Bancshares Corp.	9,815	430,486
Old National Bancorp	54,185	943,361
PacWest Bancorp	21,723	608,896
Pinnacle Financial Partners, Inc.	14,128	1,117,525
Prosperity Bancshares, Inc.	17,050	1,263,235
Synovus Financial Corp.	26,882	1,085,495
Texas Capital Bancshares, Inc.†	9,382	549,973
UMB Financial Corp.	7,968	721,104
Umpqua Holdings Corp.	40,144	706,936
United Bankshares, Inc.	25,102	972,451
Valley National Bancorp	77,725	908,605
Webster Financial Corp.	32,941	1,530,109
Wintrust Financial Corp.	11,147	959,088
		27,061,296
Security Description	Shares or Principal Amount	Value

Beverages — 0.3%
Boston Beer Co., Inc., Class A†	1,738	$ 661,187
Coca-Cola Consolidated, Inc.	851	436,563
		1,097,750
Biotechnology — 1.2%
Arrowhead Pharmaceuticals, Inc.†	19,557	831,759
Exelixis, Inc.†	59,323	1,241,037
Halozyme Therapeutics, Inc.†	25,515	1,247,683
United Therapeutics Corp.†	8,379	1,936,136
		5,256,615
Building Materials — 2.4%
Builders FirstSource, Inc.†	31,954	2,172,872
Eagle Materials, Inc.	7,307	923,970
Lennox International, Inc.	6,110	1,463,528
Louisiana-Pacific Corp.	15,188	966,413
MDU Resources Group, Inc.	37,611	1,074,546
Owens Corning	17,955	1,665,147
Simpson Manufacturing Co., Inc.	7,983	824,484
Trex Co., Inc.†	20,937	1,350,855
		10,441,815
Chemicals — 2.3%
Ashland, Inc.	9,380	942,409
Avient Corp.	16,910	729,666
Cabot Corp.	10,438	775,126
Chemours Co.	28,755	1,023,390
Ingevity Corp.†	7,167	480,906
Minerals Technologies, Inc.	6,097	407,341
NewMarket Corp.	1,252	389,122
Olin Corp.	25,670	1,341,771
RPM International, Inc.	23,951	2,165,170
Sensient Technologies Corp.	7,774	668,408
Valvoline, Inc.	32,959	1,061,939
		9,985,248
Commercial Services — 4.0%
ASGN, Inc.†	9,451	980,636
Avis Budget Group, Inc.†	6,341	1,154,252
Brink's Co.	8,697	495,207
Euronet Worldwide, Inc.†	9,350	918,825
FTI Consulting, Inc.†	6,375	1,042,695
Graham Holdings Co., Class B	725	431,005
Grand Canyon Education, Inc.†	5,978	574,307
GXO Logistics, Inc.†	18,820	903,360
H&R Block, Inc.	29,518	1,179,539
HealthEquity, Inc.†	15,604	907,685
Insperity, Inc.	6,589	723,077
John Wiley & Sons, Inc., Class A	8,028	419,222
ManpowerGroup, Inc.	9,755	764,890
Paylocity Holding Corp.†	7,341	1,511,732
Progyny, Inc.†	13,094	399,760
R1 RCM, Inc.†	24,832	620,800
Sabre Corp.†	60,368	371,263
Service Corp. International	29,359	2,186,071
WEX, Inc.†	8,321	1,383,033
		16,967,359
Computers — 2.1%
CACI International, Inc., Class A†	4,330	1,308,916
Genpact, Ltd.	31,505	1,514,760
KBR, Inc.	25,812	1,373,973
Kyndryl Holdings, Inc.†	33,226	347,876

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Lumentum Holdings, Inc.†	12,762	$ 1,154,451
MAXIMUS, Inc.	11,359	759,349
NCR Corp.†	25,265	819,849
Qualys, Inc.†	6,177	755,571
Science Applications International Corp.	10,324	1,000,086
		9,034,831
Cosmetics/Personal Care — 0.1%
Coty, Inc., Class A†	63,638	465,830
Distribution/Wholesale — 0.8%
IAA, Inc.†	24,785	935,138
Univar Solutions, Inc.†	31,301	846,379
Watsco, Inc.	6,134	1,680,409
		3,461,926
Diversified Financial Services — 2.4%
Affiliated Managers Group, Inc.	7,153	903,996
Bread Financial Holdings, Inc.	9,206	364,650
Evercore, Inc., Class A	7,508	750,575
Federated Hermes, Inc.	16,954	578,301
Interactive Brokers Group, Inc., Class A	16,175	949,311
Janus Henderson Group PLC	31,033	799,720
Jefferies Financial Group, Inc.	35,438	1,154,215
Navient Corp.	27,353	450,504
SEI Investments Co.	19,295	1,068,171
SLM Corp.	49,793	776,771
Stifel Financial Corp.	19,712	1,178,975
Western Union Co.	71,399	1,215,211
		10,190,400
Electric — 1.9%
ALLETE, Inc.	10,540	654,218
Black Hills Corp.	11,991	925,705
Hawaiian Electric Industries, Inc.	20,240	856,152
IDACORP, Inc.	9,351	1,044,694
NorthWestern Corp.	10,013	555,221
OGE Energy Corp.	37,029	1,521,151
Ormat Technologies, Inc.	8,297	718,022
PNM Resources, Inc.	15,876	766,335
Portland General Electric Co.	16,503	847,264
		7,888,762
Electrical Components & Equipment — 1.4%
Acuity Brands, Inc.	6,396	1,166,630
Belden, Inc.	8,185	529,733
Energizer Holdings, Inc.	12,124	358,022
EnerSys	7,629	502,827
Littelfuse, Inc.	4,576	1,276,109
Novanta, Inc.†	6,604	1,018,337
Universal Display Corp.	8,034	927,606
		5,779,264
Electronics — 3.0%
Arrow Electronics, Inc.†	12,214	1,565,468
Avnet, Inc.	18,067	864,867
Hubbell, Inc.	9,925	2,173,774
II-VI, Inc.†	23,865	1,256,254
Jabil, Inc.	26,119	1,549,901
National Instruments Corp.	24,261	921,918
nVent Electric PLC	30,767	1,086,383
TD SYNNEX Corp.	7,643	767,510
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Vicor Corp.†	3,991	$ 291,183
Vishay Intertechnology, Inc.	24,401	504,125
Vontier Corp.	29,779	768,298
Woodward, Inc.	11,217	1,174,420
		12,924,101
Energy-Alternate Sources — 0.8%
First Solar, Inc.†	18,333	1,818,083
SunPower Corp.†	15,435	314,411
Sunrun, Inc.†	38,862	1,270,399
		3,402,893
Engineering & Construction — 1.5%
AECOM	26,142	1,882,224
Arcosa, Inc.	1	51
Dycom Industries, Inc.†	5,480	565,317
EMCOR Group, Inc.	9,459	1,100,744
Fluor Corp.†	26,265	667,394
MasTec, Inc.†	10,569	834,211
TopBuild Corp.†	6,062	1,283,447
		6,333,388
Entertainment — 0.8%
Churchill Downs, Inc.	6,330	1,328,034
Light & Wonder, Inc.†	17,694	901,332
Marriott Vacations Worldwide Corp.	7,663	1,049,218
		3,278,584
Environmental Control — 0.8%
Clean Harbors, Inc.†	9,262	903,878
Stericycle, Inc.†	17,032	798,290
Tetra Tech, Inc.	9,929	1,521,818
		3,223,986
Food — 1.6%
Flowers Foods, Inc.	36,864	1,047,306
Grocery Outlet Holding Corp.†	16,220	692,918
Hain Celestial Group, Inc.†	16,609	377,855
Ingredion, Inc.	12,248	1,114,323
Lancaster Colony Corp.	3,665	485,173
Performance Food Group Co.†	28,669	1,425,136
Pilgrim's Pride Corp.†	8,890	278,879
Post Holdings, Inc.†	10,336	898,612
Sprouts Farmers Market, Inc.†	20,275	560,401
		6,880,603
Gas — 1.5%
National Fuel Gas Co.	16,915	1,223,631
New Jersey Resources Corp.	17,784	821,443
ONE Gas, Inc.	10,004	849,740
Southwest Gas Holdings, Inc.	12,365	1,075,260
Spire, Inc.	9,640	725,314
UGI Corp.	38,840	1,676,334
		6,371,722
Hand/Machine Tools — 1.0%
Kennametal, Inc.	15,284	410,375
Lincoln Electric Holdings, Inc.	10,745	1,519,773
MSA Safety, Inc.	6,766	868,349
Regal Rexnord Corp.	12,393	1,664,380
		4,462,877
Healthcare-Products — 4.0%
Bruker Corp.	18,496	1,267,901

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Envista Holdings Corp.†	30,077	$ 1,222,630
Globus Medical, Inc., Class A†	14,667	860,806
Haemonetics Corp.†	9,453	656,889
ICU Medical, Inc.†	3,713	657,832
Inari Medical, Inc.†	6,289	487,901
Integra LifeSciences Holdings Corp.†	13,224	727,849
LivaNova PLC†	9,884	629,314
Masimo Corp.†	9,445	1,365,558
Neogen Corp.†	19,942	461,259
NuVasive, Inc.†	9,625	505,505
Omnicell, Inc.†	8,175	900,231
Patterson Cos., Inc.	16,070	499,134
Penumbra, Inc.†	6,551	913,078
QuidelOrtho Corp.†	9,252	944,074
Repligen Corp.†	9,535	2,034,388
Shockwave Medical, Inc.†	6,620	1,396,357
STAAR Surgical Co.†	8,843	713,630
Tandem Diabetes Care, Inc.†	11,830	783,264
		17,027,600
Healthcare-Services — 2.2%
Acadia Healthcare Co., Inc.†	16,744	1,388,245
Amedisys, Inc.†	6,025	722,096
Chemed Corp.	2,768	1,331,657
Encompass Health Corp.	18,459	934,395
LHC Group, Inc.†	5,739	935,801
Medpace Holdings, Inc.†	4,979	844,090
Sotera Health Co.†	18,308	351,514
Syneos Health, Inc.†	18,972	1,501,444
Tenet Healthcare Corp.†	19,924	1,317,375
		9,326,617
Home Builders — 0.7%
KB Home	16,045	523,709
Taylor Morrison Home Corp.†	22,128	635,073
Thor Industries, Inc.	10,178	858,311
Toll Brothers, Inc.	20,393	1,002,928
		3,020,021
Home Furnishings — 0.5%
Leggett & Platt, Inc.	24,703	979,227
MillerKnoll, Inc.	14,018	422,082
Tempur Sealy International, Inc.	32,468	892,221
		2,293,530
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	4,410	590,014
Housewares — 0.2%
Scotts Miracle-Gro Co.	7,479	665,257
Insurance — 4.4%
Alleghany Corp.†	2,489	2,084,488
American Financial Group, Inc.	12,277	1,641,189
Brighthouse Financial, Inc.†	13,852	601,454
CNO Financial Group, Inc.	21,434	401,887
Essent Group, Ltd.	19,901	831,066
First American Financial Corp.	19,865	1,152,170
Hanover Insurance Group, Inc.	6,583	898,382
Kemper Corp.	11,092	519,106
Kinsale Capital Group, Inc.	3,983	968,705
Mercury General Corp.	4,916	206,128
MGIC Investment Corp.	57,263	809,699
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Old Republic International Corp.	53,031	$ 1,234,031
Primerica, Inc.	7,117	915,887
Reinsurance Group of America, Inc.	12,390	1,434,514
RenaissanceRe Holdings, Ltd.	8,173	1,056,851
RLI Corp.	7,376	811,212
Selective Insurance Group, Inc.	11,163	869,151
Unum Group	37,194	1,197,275
Voya Financial, Inc.	18,898	1,136,904
		18,770,099
Internet — 0.1%
TripAdvisor, Inc.†	18,530	352,255
Iron/Steel — 2.0%
Cleveland-Cliffs, Inc.†	88,319	1,564,129
Commercial Metals Co.	22,471	890,301
Reliance Steel & Aluminum Co.	11,458	2,179,884
Steel Dynamics, Inc.	33,154	2,582,034
United States Steel Corp.	48,206	1,140,072
		8,356,420
Leisure Time — 1.1%
Brunswick Corp.	14,007	1,122,241
Callaway Golf Co.†	21,521	493,907
Harley-Davidson, Inc.	27,258	1,030,625
Polaris, Inc.	10,344	1,213,144
YETI Holdings, Inc.†	15,936	809,071
		4,668,988
Lodging — 0.8%
Boyd Gaming Corp.	14,796	821,326
Choice Hotels International, Inc.	6,086	735,615
Travel & Leisure Co.	15,798	681,052
Wyndham Hotels & Resorts, Inc.	17,034	1,182,330
		3,420,323
Machinery-Construction & Mining — 0.3%
Oshkosh Corp.	12,169	1,047,751
Terex Corp.	12,817	429,498
		1,477,249
Machinery-Diversified — 3.0%
AGCO Corp.	11,306	1,231,449
Chart Industries, Inc.†	6,631	1,293,642
Cognex Corp.	32,134	1,638,191
Crane Holdings Co.	8,812	871,771
Enovis Corp.†	8,694	519,206
Esab Corp.	8,439	347,856
Flowserve Corp.	24,164	817,710
Graco, Inc.	31,300	2,102,108
Middleby Corp.†	10,060	1,455,581
Toro Co.	19,335	1,662,617
Watts Water Technologies, Inc., Class A	5,073	700,733
		12,640,864
Media — 0.9%
Cable One, Inc.	909	1,251,402
New York Times Co., Class A	30,832	985,083
TEGNA, Inc.	40,927	857,011
World Wrestling Entertainment, Inc., Class A	7,999	554,411
		3,647,907

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 0.5%
Timken Co.	12,477	$ 815,747
Valmont Industries, Inc.	3,942	1,070,174
Worthington Industries, Inc.	5,934	303,880
		2,189,801
Mining — 0.8%
Alcoa Corp.	34,115	1,736,112
MP Materials Corp.†	13,791	462,964
Royal Gold, Inc.	12,140	1,271,908
		3,470,984
Miscellaneous Manufacturing — 1.6%
Axon Enterprise, Inc.†	13,134	1,447,236
Carlisle Cos., Inc.	9,562	2,831,308
Donaldson Co., Inc.	22,853	1,243,432
ITT, Inc.	15,444	1,158,763
		6,680,739
Office/Business Equipment — 0.1%
Xerox Holdings Corp.	22,055	377,802
Oil & Gas — 2.5%
CNX Resources Corp.†	36,076	623,032
EQT Corp.	54,678	2,407,472
HF Sinclair Corp.	27,663	1,322,845
Matador Resources Co.	20,537	1,186,628
Murphy Oil Corp.	27,013	949,237
PDC Energy, Inc.	17,650	1,159,428
Range Resources Corp.†	47,940	1,585,376
Southwestern Energy Co.†	206,444	1,457,495
		10,691,513
Oil & Gas Services — 0.5%
ChampionX Corp.	37,620	785,882
NOV, Inc.	72,650	1,352,016
		2,137,898
Packaging & Containers — 0.8%
AptarGroup, Inc.	12,128	1,306,913
Greif, Inc., Class A	4,920	347,450
Silgan Holdings, Inc.	15,575	693,088
Sonoco Products Co.	18,032	1,144,852
		3,492,303
Pharmaceuticals — 1.4%
BellRing Brands, Inc.†	20,177	487,073
Jazz Pharmaceuticals PLC†	11,526	1,798,748
Neurocrine Biosciences, Inc.†	17,678	1,664,030
Option Care Health, Inc.†	25,642	861,571
Perrigo Co. PLC	24,886	1,041,977
		5,853,399
Pipelines — 1.2%
Antero Midstream Corp.	60,173	605,340
DT Midstream, Inc.	17,892	984,597
Equitrans Midstream Corp.	75,240	590,634
Targa Resources Corp.	42,168	2,914,231
		5,094,802
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	9,038	1,723,275
REITS — 7.9%
American Campus Communities, Inc.	25,798	1,685,125
Security Description	Shares or Principal Amount	Value

REITS (continued)
Apartment Income REIT Corp.	29,056	$ 1,317,399
Brixmor Property Group, Inc.	55,401	1,284,195
Corporate Office Properties Trust	20,792	585,295
Cousins Properties, Inc.	27,515	848,838
Douglas Emmett, Inc.	32,512	768,584
EastGroup Properties, Inc.	7,709	1,314,693
EPR Properties	13,866	746,129
First Industrial Realty Trust, Inc.	24,414	1,268,307
Healthcare Realty Trust, Inc.	28,040	736,050
Highwoods Properties, Inc.	19,449	691,801
Hudson Pacific Properties, Inc.	26,749	402,305
Independence Realty Trust, Inc.	40,857	907,025
JBG SMITH Properties	20,109	511,573
Kilroy Realty Corp.	19,429	1,052,663
Kite Realty Group Trust	40,513	805,804
Lamar Advertising Co., Class A	16,103	1,627,369
Life Storage, Inc.	15,604	1,964,388
Macerich Co.	39,700	421,217
Medical Properties Trust, Inc.	110,992	1,913,502
National Retail Properties, Inc.	32,536	1,549,039
National Storage Affiliates Trust	15,563	853,475
Omega Healthcare Investors, Inc.	43,505	1,348,655
Park Hotels & Resorts, Inc.	43,163	672,911
Pebblebrook Hotel Trust	24,294	475,191
Physicians Realty Trust	41,670	740,476
PotlatchDeltic Corp.	12,831	629,104
Rayonier, Inc.	27,058	1,021,439
Rexford Industrial Realty, Inc.	30,522	1,996,444
Sabra Health Care REIT, Inc.	42,717	657,415
SL Green Realty Corp.	11,860	588,849
Spirit Realty Capital, Inc.	24,841	1,101,450
STORE Capital Corp.	46,704	1,355,350
		33,842,060
Retail — 5.3%
American Eagle Outfitters, Inc.	28,489	343,008
AutoNation, Inc.†	6,580	781,309
BJ's Wholesale Club Holdings, Inc.†	24,952	1,689,250
Casey's General Stores, Inc.	6,864	1,390,990
Cracker Barrel Old Country Store, Inc.	4,296	408,421
Dick's Sporting Goods, Inc.	10,737	1,004,876
FirstCash Holdings, Inc.	7,286	533,772
Five Below, Inc.†	10,267	1,304,628
Foot Locker, Inc.	15,462	438,657
GameStop Corp., Class A†	45,748	1,555,889
Gap, Inc.	38,985	375,036
Kohl's Corp.	23,784	693,066
Lithia Motors, Inc.	5,352	1,419,779
Macy's, Inc.	52,687	929,926
MSC Industrial Direct Co., Inc., Class A	8,728	721,456
Murphy USA, Inc.	4,118	1,170,994
Nordstrom, Inc.	20,637	485,176
Nu Skin Enterprises, Inc., Class A	9,286	404,034
Ollie's Bargain Outlet Holdings, Inc.†	10,790	636,070
Papa John's International, Inc.	5,892	564,984
RH†	3,252	908,706
Texas Roadhouse, Inc.	12,608	1,099,670
Victoria's Secret & Co.†	12,562	464,291
Wendy's Co.	31,701	666,672
Williams-Sonoma, Inc.	12,953	1,870,672
Wingstop, Inc.	5,526	697,271
		22,558,603

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans — 0.3%
New York Community Bancorp, Inc.	86,382	$ 917,377
Washington Federal, Inc.	12,079	412,256
		1,329,633
Semiconductors — 2.8%
Amkor Technology, Inc.	18,562	374,395
Azenta, Inc.	13,869	946,698
Cirrus Logic, Inc.†	10,595	905,449
IPG Photonics Corp.†	6,428	685,096
Lattice Semiconductor Corp.†	25,452	1,565,298
MKS Instruments, Inc.	10,294	1,216,751
Power Integrations, Inc.	10,784	916,748
Semtech Corp.†	11,739	731,692
Silicon Laboratories, Inc.†	6,766	997,850
SiTime Corp.†	2,880	535,622
Synaptics, Inc.†	7,326	1,061,904
Wolfspeed, Inc.†	22,867	1,904,821
		11,842,324
Software — 2.5%
ACI Worldwide, Inc.†	21,231	605,720
Aspen Technology, Inc.†	5,178	1,056,778
Blackbaud, Inc.†	8,421	516,376
CommVault Systems, Inc.†	8,250	462,742
Concentrix Corp.	7,958	1,064,462
Envestnet, Inc.†	10,207	594,762
Fair Isaac Corp.†	4,796	2,215,896
Manhattan Associates, Inc.†	11,673	1,642,041
SailPoint Technologies Holding, Inc.†	17,437	1,111,957
Teradata Corp.†	19,365	741,486
Ziff Davis, Inc.†	8,748	716,374
		10,728,594
Telecommunications — 0.8%
Calix, Inc.†	10,277	586,200
Ciena Corp.†	28,137	1,451,869
Iridium Communications, Inc.†	23,673	1,058,420
ViaSat, Inc.†	13,768	453,380
		3,549,869
Toys/Games/Hobbies — 0.4%
Mattel, Inc.†	65,196	1,512,547
Transportation — 1.6%
Kirby Corp.†	11,153	707,546
Knight-Swift Transportation Holdings, Inc.	30,253	1,662,402
Landstar System, Inc.	6,867	1,075,235
Ryder System, Inc.	9,458	740,751
Saia, Inc.†	4,884	1,161,660
Werner Enterprises, Inc.	10,950	481,362
XPO Logistics, Inc.†	18,295	1,092,943
		6,921,899
Security Description	Shares or Principal Amount	Value

Trucking&Leasing — 0.2%
GATX Corp.	6,584	$ 660,046
Water — 0.5%
Essential Utilities, Inc.	42,585	2,211,865
Total Common Stocks (cost $345,298,815)		395,857,204
UNAFFILIATED INVESTMENT COMPANIES — 2.9%
Exchange-Traded Funds — 2.9%
SPDR S&P MidCap 400 Trust ETF (cost $12,453,483)	26,400	12,107,832
Total Long-Term Investment Securities (cost $357,752,298)		407,965,036
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
0.07%, 08/11/2022(1)	$ 200,000	199,887
2.60%, 06/15/2023(1)	100,000	97,519
2.77%, 06/15/2023(1)	750,000	731,392
Total Short-Term Investments (cost $1,029,386)		1,028,798
REPURCHASE AGREEMENTS — 3.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 07/29/2022, to be repurchased 08/01/2022 in the amount of $15,903,183 and collateralized by $10,701,000 of United States Treasury Inflation Indexed Bonds, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $16,220,648 (cost $15,902,587)	15,902,587	15,902,587
TOTAL INVESTMENTS (cost $374,684,271)(2)	99.7%	424,896,421
Other assets less liabilities	0.3	1,187,554
NET ASSETS	100.0%	$426,083,975
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
70	Long	S&P Mid Cap 400 E-Mini Index	September 2022	$15,986,198	$17,600,800	$1,614,602
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$395,857,204	$ —	$—	$395,857,204
Unaffiliated Investment Companies	12,107,832	—	—	12,107,832
Short-Term Investments	—	1,028,798	—	1,028,798
Repurchase Agreements	—	15,902,587	—	15,902,587
Total Investments at Value	$407,965,036	$16,931,385	$—	$424,896,421
Other Financial Instruments:†
Futures Contracts	$ 1,614,602	$ —	$—	$ 1,614,602
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Insurance	8.6%
Pharmaceuticals	8.6
Beverages	7.3
Software	6.3
Aerospace/Defense	5.7
Banks	5.5
Semiconductors	5.3
Commercial Services	4.6
Machinery-Diversified	4.4
Apparel	4.0
Household Products/Wares	3.6
Oil & Gas	3.5
Agriculture	3.4
Diversified Financial Services	3.3
Cosmetics/Personal Care	2.8
Food	2.7
Transportation	2.2
Retail	2.1
Mining	1.7
Electrical Components & Equipment	1.7
Internet	1.7
Electronics	1.3
Machinery-Construction & Mining	1.3
Healthcare-Products	1.2
Miscellaneous Manufacturing	1.0
Computers	1.0
Healthcare-Services	0.9
Entertainment	0.7
Auto Parts & Equipment	0.6
Private Equity	0.6
97.6%
Country Allocation*
United Kingdom	19.5%
France	17.5
Germany	13.6
Japan	6.5
Canada	6.3
Switzerland	5.6
Sweden	4.9
Netherlands	3.1
Denmark	2.6
Taiwan	2.4
Cayman Islands	2.3
Hong Kong	2.1
Italy	2.1
Singapore	1.9
South Korea	1.7
Spain	1.1
Finland	1.0
Jersey	0.9
Bermuda	0.8
Australia	0.7
Norway	0.6
Belgium	0.4
97.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Australia — 0.7%
Aristocrat Leisure, Ltd.	97,316	$ 2,413,926
Belgium — 0.4%
KBC Group NV	26,323	1,380,849
Bermuda — 0.8%
Hiscox, Ltd.	263,079	2,861,906
Canada — 6.3%
Barrick Gold Corp.	394,653	6,219,279
Constellation Software, Inc.	7,233	12,304,149
Tourmaline Oil Corp.	61,036	3,824,074
		22,347,502
Cayman Islands — 2.3%
Minth Group, Ltd.	844,200	2,263,975
Tencent Holdings, Ltd.	149,500	5,880,997
		8,144,972
Denmark — 2.6%
Carlsberg A/S, Class B	47,264	6,120,968
Tryg A/S	142,206	3,236,805
		9,357,773
Finland — 1.0%
Kone Oyj, Class B	75,407	3,439,822
France — 17.5%
AXA SA	235,545	5,437,681
Legrand SA	73,912	6,070,039
L'Oreal SA	9,756	3,685,035
LVMH Moet Hennessy Louis Vuitton SE	13,507	9,395,561
Pernod Ricard SA	20,675	4,069,054
Safran SA	70,376	7,754,691
Sanofi	104,698	10,417,742
Teleperformance	10,191	3,410,929
Thales SA	44,903	5,582,493
Worldline SA*†	136,507	6,043,167
		61,866,392
Germany — 13.6%
adidas AG	27,139	4,657,567
Deutsche Boerse AG	45,140	7,868,393
Deutsche Post AG	193,449	7,698,823
Fresenius SE & Co. KGaA	126,249	3,224,425
Infineon Technologies AG	157,284	4,271,796
Knorr-Bremse AG	60,297	3,584,144
MTU Aero Engines AG	35,000	6,733,112
SAP SE	107,086	9,925,527
		47,963,787
Hong Kong — 2.1%
AIA Group, Ltd.	733,200	7,400,046
Italy — 2.1%
Moncler SpA	145,291	7,291,888
Japan — 6.5%
FANUC Corp.	15,526	2,682,463
Hoya Corp.	46,346	4,655,274
Keyence Corp.	5,258	2,086,613
Kirin Holdings Co., Ltd.	441,090	7,238,301
Shiseido Co., Ltd.	150,500	6,195,519
		22,858,170
Security Description	Shares or Principal Amount	Value

Jersey — 0.9%
Experian PLC	90,445	$ 3,168,982
Netherlands — 3.1%
Heineken NV	88,168	8,685,585
QIAGEN NV†	46,468	2,321,445
		11,007,030
Norway — 0.6%
Mowi ASA	90,236	2,076,380
Singapore — 1.9%
DBS Group Holdings, Ltd.	299,800	6,847,634
South Korea — 1.7%
Samsung Electronics Co., Ltd.	125,980	5,974,475
Spain — 1.1%
Grifols SA†	278,277	4,060,189
Sweden — 4.9%
Atlas Copco AB	359,629	4,204,125
Epiroc AB, Class A	251,062	4,466,209
Hexagon AB, Class B	227,652	2,692,196
Svenska Handelsbanken AB, Class A	642,236	5,794,422
		17,156,952
Switzerland — 5.6%
Alcon, Inc.	25,583	2,011,732
Novartis AG	46,530	3,999,044
Partners Group Holding AG	1,940	2,112,949
Roche Holding AG	18,113	6,014,978
UBS Group AG	334,972	5,486,128
		19,624,831
Taiwan — 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	93,804	8,299,778
United Kingdom — 19.5%
Associated British Foods PLC	366,721	7,500,005
AstraZeneca PLC	44,321	5,825,993
British American Tobacco PLC	141,797	5,572,950
Imperial Brands PLC	286,537	6,302,512
Legal & General Group PLC	1,121,049	3,576,982
Prudential PLC	647,104	7,977,936
Reckitt Benckiser Group PLC	156,689	12,720,110
RELX PLC (LSE)	111,956	3,312,950
RELX PLC (XAMS)	126,632	3,763,375
Shell PLC	323,568	8,645,657
St. James's Place PLC	234,823	3,525,807
		68,724,277
TOTAL INVESTMENTS (cost $351,734,152)(1)	97.6%	344,267,561
Other assets less liabilities	2.4	8,425,221
NET ASSETS	100.0%	$352,692,782
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Morgan Stanley International Equities Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $6,043,167 representing 1.7% of net assets.
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

ADR—American Depositary Receipt
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$22,347,502	$ —	$—	$ 22,347,502
Taiwan	8,299,778	—	—	8,299,778
Other Countries	—	313,620,281	—	313,620,281
Total Investments at Value	$30,647,280	$313,620,281	$—	$344,267,561
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Insurance	10.6%
Food	9.6
Telecommunications	8.7
Oil & Gas	7.6
Electric	5.9
Auto Manufacturers	4.9
Auto Parts & Equipment	4.9
Pharmaceuticals	4.0
Mining	3.8
Chemicals	3.0
Retail	3.0
Commercial Services	3.0
Banks	2.9
Gas	2.6
Office/Business Equipment	2.4
Real Estate	2.4
Home Furnishings	1.8
Transportation	1.8
Electrical Components & Equipment	1.4
REITS	1.2
Computers	1.1
Iron/Steel	1.0
Agriculture	1.0
Building Materials	0.9
Advertising	0.8
Diversified Financial Services	0.7
Electronics	0.7
Engineering & Construction	0.7
Machinery-Construction & Mining	0.6
Miscellaneous Manufacturing	0.5
Software	0.5
Holding Companies-Diversified	0.5
Airlines	0.4
Media	0.4
Distribution/Wholesale	0.4
Cosmetics/Personal Care	0.4
Home Builders	0.3
Forest Products & Paper	0.3
Machinery-Diversified	0.3
Packaging & Containers	0.2
Semiconductors	0.2
Healthcare-Services	0.2
Repurchase Agreements	0.2
Apparel	0.2
Metal Fabricate/Hardware	0.1
Water	0.1
Healthcare-Products	0.1
Beverages	0.1
Leisure Time	0.1
Lodging	0.1
Oil & Gas Services	0.1
Internet	0.1
Hand/Machine Tools	0.1
Aerospace/Defense	0.1
99.0%
Country Allocation*
Japan	31.3%
United Kingdom	12.7
Switzerland	7.2
Netherlands	6.7
Australia	6.3
Canada	5.5
Spain	5.4

France	4.4%
Germany	3.5
Italy	3.2
Israel	1.7
Finland	1.5
Jersey	1.4
Hong Kong	0.9
Cayman Islands	0.8
SupraNational	0.7
Denmark	0.7
Norway	0.7
Bermuda	0.6
Sweden	0.6
Portugal	0.6
Belgium	0.6
Luxembourg	0.5
Austria	0.5
New Zealand	0.4
Singapore	0.3
United States	0.2
Ireland	0.1
99.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Australia — 6.3%
AGL Energy, Ltd.	1,126,979	$ 6,621,335
AMP, Ltd.†	1,003,813	761,981
Ampol, Ltd.	43,039	1,017,693
Aurizon Holdings, Ltd.	385,382	1,085,880
Australia & New Zealand Banking Group, Ltd.	12,101	194,500
Bendigo & Adelaide Bank, Ltd.	36,415	263,128
BHP Group, Ltd. (ASX)	72,948	2,006,360
BHP Group, Ltd. (LSE)	5,328	146,657
BlueScope Steel, Ltd.	32,503	378,280
Brambles, Ltd.	34,850	279,859
Coles Group, Ltd.	58,469	768,573
Downer EDI, Ltd.	78,672	304,650
Endeavour Group, Ltd.	33,369	185,220
Lendlease Corp., Ltd.	16,313	117,622
Medibank Private, Ltd.	380,716	909,124
Metcash, Ltd.	100,425	291,420
Orica, Ltd.	19,607	230,650
Qantas Airways, Ltd.†	73,854	236,819
QBE Insurance Group, Ltd.	20,527	166,171
Rio Tinto, Ltd.	82,575	5,659,360
Scentre Group	59,079	120,198
Sims, Ltd.	39,098	403,386
Stockland†	196,106	528,335
Suncorp Group, Ltd.	465,892	3,648,661
Telstra Corp., Ltd.	1,417,358	3,860,461
Vicinity Centres	298,530	433,546
Viva Energy Group, Ltd.*	49,741	92,604
Wesfarmers, Ltd.	33,527	1,093,660
Woodside Energy Group, Ltd. †	6,012	136,178
Woodside Energy Group, Ltd. (ASX)	23,371	525,783
Woolworths Group, Ltd.	48,134	1,263,930
		33,732,024
Austria — 0.5%
Lenzing AG	2,580	207,672
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,089	322,853
voestalpine AG	85,980	1,928,503
		2,459,028
Belgium — 0.6%
Bekaert SA	2,591	91,998
bpost SA	29,263	183,210
Etablissements Franz Colruyt NV	22,049	610,872
Euronav NV	7,394	100,932
Proximus SADP	87,989	1,218,972
UCB SA	10,181	796,387
		3,002,371
Bermuda — 0.6%
First Pacific Co., Ltd.	360,000	143,766
Hongkong Land Holdings, Ltd.	69,200	360,164
Hopson Development Holdings, Ltd.	80,681	106,935
Kerry Properties, Ltd.	388,000	933,661
Nine Dragons Paper Holdings, Ltd.	67,000	55,412
Skyworth Group, Ltd.	1,604,000	754,779
VEON, Ltd. ADR†	1,251,845	605,893
Yue Yuen Industrial Holdings, Ltd.	384,000	511,336
		3,471,946
Security Description	Shares or Principal Amount	Value

Canada — 5.5%
Air Canada†	7,257	$ 98,551
Atco, Ltd., Class I	49,851	1,842,527
Canadian Tire Corp., Ltd., Class A	6,391	821,040
Canadian Utilities, Ltd., Class A	15,668	507,156
Celestica, Inc.†	88,600	933,360
CI Financial Corp.	43,620	502,777
Crescent Point Energy Corp.	212,032	1,677,314
Finning International, Inc.	3,600	78,716
George Weston, Ltd.	4,351	519,313
Gildan Activewear, Inc.	13,245	388,181
Great-West Lifeco, Inc.	11,236	273,058
H&R Real Estate Investment Trust	100,519	1,058,921
IGM Financial, Inc.	4,978	144,533
Loblaw Cos., Ltd.	10,600	964,931
Magna International, Inc.	192,209	12,273,578
Onex Corp.	4,681	250,180
Power Corp. of Canada	39,930	1,085,130
Primaris REIT	25,129	260,013
RioCan Real Estate Investment Trust	9,207	147,752
Sun Life Financial, Inc.	8,322	386,417
Suncor Energy, Inc.	57,545	1,952,993
Teck Resources, Ltd., Class B	500	14,701
Thomson Reuters Corp.	16,103	1,808,169
Vermilion Energy, Inc.	41,011	1,060,383
		29,049,694
Cayman Islands — 0.8%
Chow Tai Fook Jewellery Group, Ltd.	64,800	128,567
CK Asset Holdings, Ltd.	122,000	863,734
CK Hutchison Holdings, Ltd.	71,500	475,075
Kingboard Holdings, Ltd.	294,500	862,906
Kingboard Laminates Holdings, Ltd.	408,500	375,104
Lee & Man Paper Manufacturing, Ltd.	339,000	128,836
Melco Resorts & Entertainment, Ltd. ADR†	63,633	327,710
Sands China, Ltd.†	62,000	146,278
Shimao Group Holdings, Ltd.	203,500	114,584
WH Group, Ltd.*	743,000	563,236
Wharf Real Estate Investment Co., Ltd.	24,000	106,721
		4,092,751
Denmark — 0.7%
Carlsberg A/S, Class B	3,283	425,168
H Lundbeck A/S	24,232	120,111
H Lundbeck A/S, Class A†	6,058	28,882
ISS A/S†	165,466	2,886,390
Novo Nordisk A/S, Class B	1,118	131,486
		3,592,037
Finland — 1.5%
Kesko Oyj, Class B	7,819	193,533
Nokia Oyj†	501,943	2,627,762
Nokian Renkaat Oyj	5,415	63,943
Nordea Bank Abp	414,682	4,086,704
Outokumpu Oyj	18,744	82,283
UPM-Kymmene Oyj	12,302	389,380
Wartsila Oyj Abp	34,239	300,267
		7,743,872
France — 4.4%
AXA SA	98,489	2,273,671
Capgemini SE	891	170,030
Carrefour SA	129,926	2,216,131

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Casino Guichard Perrachon SA†	35,912	$ 423,480
Cie de Saint-Gobain	45,788	2,135,909
Cie Generale des Etablissements Michelin SCA	21,788	609,155
Eiffage SA	3,900	365,969
Engie SA	233,426	2,890,960
Orange SA	174,317	1,782,901
Renault SA†	34,237	1,010,156
Sanofi	26,398	2,626,674
Schneider Electric SE	10,832	1,502,434
TotalEnergies SE	22,870	1,166,612
Valeo	172,417	3,699,708
Veolia Environnement SA	26,868	673,871
		23,547,661
Germany — 3.5%
BASF SE	28,570	1,267,788
Bayerische Motoren Werke AG	33,270	2,704,965
Brenntag SE	2,152	150,468
Continental AG	6,202	438,666
Daimler Truck Holding AG†	25,185	684,640
Deutsche Post AG	37,523	1,493,329
Evonik Industries AG	45,329	965,268
Fresenius Medical Care AG & Co. KGaA	8,303	306,807
Henkel AG & Co. KGaA (Preference Shares)	3,260	207,709
Mercedes-Benz Group AG	78,120	4,570,617
METRO AG†	241,121	1,950,464
Muenchener Rueckversicherungs-Gesellschaft AG	6,466	1,462,189
Schaeffler AG (Preference Shares)	146,641	860,003
Talanx AG	9,481	344,696
Telefonica Deutschland Holding AG	106,829	283,775
TUI AG†	370,431	596,390
Uniper SE	71,363	474,472
		18,762,246
Hong Kong — 0.9%
Hang Lung Group, Ltd.	95,000	171,532
Henderson Land Development Co., Ltd.	31,000	107,997
Hysan Development Co., Ltd.	28,000	85,821
MTR Corp., Ltd.	30,000	158,613
New World Development Co., Ltd.	54,000	180,653
PCCW, Ltd.	221,000	118,313
Sun Hung Kai Properties, Ltd.	13,000	155,664
Swire Pacific, Ltd., Class A	344,500	1,965,657
Wharf Holdings, Ltd.	498,000	1,824,374
		4,768,624
Ireland — 0.1%
Bank of Ireland Group PLC	86,371	494,401
Israel — 1.7%
Bank Hapoalim BM	42,202	395,860
Bank Leumi Le-Israel BM	15,760	154,074
Bezeq The Israeli Telecommunication Corp., Ltd.	1,453,134	2,481,001
Check Point Software Technologies, Ltd.†	1,871	233,127
Delek Group, Ltd.†	4,311	657,040
G City, Ltd.	41,985	259,334
Security Description	Shares or Principal Amount	Value

Israel (continued)
ICL Group, Ltd.	11,857	$ 107,925
Israel Corp., Ltd.†	1,841	817,952
Oil Refineries, Ltd.	1,985,073	742,279
Paz Oil Co., Ltd.†	3,973	491,228
Teva Pharmaceutical Industries, Ltd. ADR†	266,345	2,498,316
		8,838,136
Italy — 3.2%
A2A SpA	361,997	467,660
Assicurazioni Generali SpA	106,246	1,592,876
Banca Monte dei Paschi di Siena SpA†	358,236	152,517
Enel SpA	610,154	3,083,084
Eni SpA	612,699	7,368,936
Intesa Sanpaolo SpA	973,662	1,737,655
Leonardo SpA	36,371	341,189
Saras SpA†	816,819	1,035,739
Telecom Italia SpA†	3,477,016	774,092
Unipol Gruppo SpA	88,049	370,022
UnipolSai Assicurazioni SpA	54,883	124,392
		17,048,162
Japan — 31.3%
AGC, Inc.	9,200	335,338
Ajinomoto Co., Inc.	34,800	915,524
Alfresa Holdings Corp.	15,700	209,261
Alps Alpine Co., Ltd.	170,900	1,778,302
Amada Co., Ltd.	33,100	266,805
ANA Holdings, Inc.†	4,900	91,380
Arcs Co., Ltd.	3,700	58,908
Astellas Pharma, Inc.	74,800	1,173,027
Bridgestone Corp.	129,100	5,056,560
Brother Industries, Ltd.	26,200	490,311
Canon Marketing Japan, Inc.	8,800	206,331
Canon, Inc.	297,700	7,043,872
Casio Computer Co., Ltd.	20,100	196,360
Chiba Bank, Ltd.	22,000	121,394
Chubu Electric Power Co., Inc.	216,200	2,305,560
Citizen Watch Co., Ltd.	148,100	649,506
Concordia Financial Group, Ltd.	62,300	210,769
Cosmo Energy Holdings Co., Ltd.	7,200	216,772
Credit Saison Co., Ltd.	17,100	218,215
Dai Nippon Printing Co., Ltd.	114,300	2,526,105
Daicel Corp.	120,900	768,895
Daito Trust Construction Co., Ltd.	58,800	5,573,308
Dentsu Group, Inc.	5,100	178,371
DIC Corp.	17,900	330,792
East Japan Railway Co.	6,200	324,196
Ebara Corp.	7,500	294,648
Edion Corp.	91,200	859,602
Eisai Co., Ltd.	9,300	426,047
Electric Power Development Co., Ltd.	98,900	1,663,353
ENEOS Holdings, Inc.	39,700	153,303
Exedy Corp.	21,400	278,265
FUJIFILM Holdings Corp.	29,900	1,707,742
Fujikura, Ltd.	127,700	773,677
Fujitsu, Ltd.	39,500	5,529,487
Furukawa Electric Co., Ltd.	36,900	645,701
GS Yuasa Corp.	20,800	379,841
H2O Retailing Corp.	95,500	717,535
Hanwa Co., Ltd.	10,000	218,808
Hino Motors, Ltd.	89,600	464,678
Hitachi Transport System, Ltd.	6,100	394,448

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hokkaido Electric Power Co., Inc.	81,200	$ 311,615
Hokuriku Electric Power Co.	56,700	230,844
Inabata & Co., Ltd.	25,800	468,510
Isetan Mitsukoshi Holdings, Ltd.	45,000	359,905
Isuzu Motors, Ltd.	337,600	3,710,089
Itoham Yonekyu Holdings, Inc.	69,000	345,575
Izumi Co., Ltd.	4,700	110,041
Japan Airlines Co., Ltd.†	130,300	2,274,652
Japan Post Holdings Co., Ltd.	2,409,600	17,312,511
Japan Tobacco, Inc.	107,900	1,934,702
JFE Holdings, Inc.	30,500	341,266
JSR Corp.	15,600	432,414
JTEKT Corp.	30,500	225,902
Kajima Corp.	24,700	282,099
Kaneka Corp.	14,600	395,598
KDDI Corp.	61,000	1,965,999
Kewpie Corp.	9,500	164,906
Konica Minolta, Inc.	68,500	242,571
K's Holdings Corp.†	55,300	558,339
Mazda Motor Corp.	350,900	2,958,471
Medipal Holdings Corp.	106,700	1,607,837
Mitsubishi Chemical Group Corp.	181,300	1,018,648
Mitsubishi Electric Corp.	123,500	1,310,323
Mitsubishi Heavy Industries, Ltd.	45,200	1,681,041
Mitsubishi Materials Corp.	13,100	198,463
Mitsui Chemicals, Inc.	35,500	748,291
Mixi, Inc.	47,400	833,094
MS&AD Insurance Group Holdings, Inc.	188,900	6,112,214
NEC Corp.	8,400	310,399
NH Foods, Ltd.	6,400	193,868
NHK Spring Co., Ltd.	18,700	127,459
Nikon Corp.	148,500	1,705,285
Nippon Electric Glass Co., Ltd.	12,800	254,772
Nippon Express Holdings, Inc.	4,300	256,242
Nippon Light Metal Holdings Co., Ltd.	12,400	148,275
Nippon Steel Corp.	12,700	188,801
Nippon Steel Trading Corp.	10,300	400,456
Nippon Telegraph & Telephone Corp.	410,300	11,722,505
Nissan Motor Co., Ltd.	1,290,200	4,902,018
Nitto Denko Corp.	64,800	4,172,266
Nomura Real Estate Holdings, Inc.	43,000	1,043,961
NTN Corp.†	77,700	143,986
Obayashi Corp.	32,300	237,557
Omron Corp.	11,000	615,756
ORIX Corp.	101,100	1,792,725
Panasonic Holdings Corp.	1,063,100	8,788,087
Persol Holdings Co., Ltd.	48,700	1,010,285
Pola Orbis Holdings, Inc.	20,400	250,219
Ricoh Co., Ltd.	292,400	2,350,091
Rohm Co., Ltd.	3,200	237,554
SCREEN Holdings Co., Ltd.	2,600	187,159
Secom Co., Ltd.	9,200	616,098
Sega Sammy Holdings, Inc.	63,900	1,097,499
Seibu Holdings, Inc.	33,600	339,623
Seiko Epson Corp.	145,400	2,178,915
Sekisui House, Ltd.	82,500	1,464,618
Seven & i Holdings Co., Ltd.	14,700	600,527
SG Holdings Co., Ltd.	11,500	219,266
Shikoku Electric Power Co., Inc.	46,000	271,707
Shimamura Co., Ltd.	10,900	1,044,713
Security Description	Shares or Principal Amount	Value

Japan (continued)
Shimizu Corp.	67,300	$ 382,108
Shionogi & Co., Ltd.	17,600	902,304
Sojitz Corp.	23,760	361,321
Sompo Holdings, Inc.	68,400	3,045,611
Square Enix Holdings Co., Ltd.	3,200	148,364
Subaru Corp.	90,100	1,576,919
Sumitomo Electric Industries, Ltd.	70,000	779,828
Sumitomo Forestry Co., Ltd.	7,100	110,258
Sumitomo Mitsui Trust Holdings, Inc.	5,200	170,456
Sumitomo Rubber Industries, Ltd.	28,700	258,733
Suzuken Co., Ltd.	24,400	670,615
Suzuki Motor Corp.	10,500	343,139
Taiheiyo Cement Corp.	23,700	355,536
Taisei Corp.	16,500	526,422
TDK Corp.	15,800	498,073
Toho Holdings Co, Ltd.	5,100	78,094
Tohoku Electric Power Co., Inc.	158,900	879,035
Tokai Rika Co., Ltd.	18,400	202,429
Tokio Marine Holdings, Inc.	32,800	1,913,765
Tokyo Electric Power Co. Holdings, Inc.†	416,800	1,640,342
Tokyo Electron, Ltd.	3,200	1,109,472
Toppan, Inc.	39,800	677,119
Toray Industries, Inc.	219,700	1,208,828
Toshiba Corp.	18,100	734,247
Toyo Seikan Group Holdings, Ltd.	111,700	1,284,169
Toyota Tsusho Corp.	8,700	297,498
Trend Micro, Inc.	2,800	162,613
TS Tech Co., Ltd.	23,500	267,401
UBE Corp.	10,300	161,191
United Super Markets Holdings, Inc.	37,600	304,988
West Japan Railway Co.	9,300	341,479
Yamada Holdings Co., Ltd.	64,500	232,540
Yamato Holdings Co., Ltd.	79,100	1,388,320
Yamazaki Baking Co., Ltd.	19,100	230,628
Zeon Corp.	20,000	203,081
		166,208,535
Jersey — 1.4%
Ferguson PLC	6,281	790,951
Glencore PLC	436,916	2,469,192
WPP PLC	373,353	4,027,970
		7,288,113
Luxembourg — 0.5%
ArcelorMittal SA	73,859	1,814,734
Millicom International Cellular SA SDR†	8,346	131,179
RTL Group SA	9,549	374,311
Subsea 7 SA	48,312	435,002
		2,755,226
Netherlands — 6.7%
Aegon NV	142,924	627,897
AerCap Holdings NV†	13,495	605,386
Akzo Nobel NV	39,010	2,630,897
ING Groep NV	42,178	409,903
Koninklijke Ahold Delhaize NV	751,165	20,696,198
Koninklijke DSM NV	1,449	232,206
Koninklijke KPN NV	295,791	973,976
Koninklijke Philips NV	24,695	512,300
Randstad NV	69,790	3,533,433

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Signify NV*	80,114	$ 2,606,720
Stellantis NV	178,921	2,570,377
		35,399,293
New Zealand — 0.4%
Air New Zealand, Ltd.†	333,661	128,866
Contact Energy, Ltd.	80,653	388,767
Fletcher Building, Ltd.	337,727	1,099,709
Spark New Zealand, Ltd.	166,370	535,287
		2,152,629
Norway — 0.7%
Atea ASA	19,822	241,701
DNB Bank ASA	2,969	58,328
Equinor ASA	64,330	2,474,123
Norsk Hydro ASA	21,478	145,080
Telenor ASA	41,587	503,616
Yara International ASA	3,307	140,842
		3,563,690
Portugal — 0.6%
EDP - Energias de Portugal SA	342,673	1,729,239
Galp Energia SGPS SA	18,921	199,874
Jeronimo Martins SGPS SA	9,810	227,147
Navigator Co. SA†	170,966	704,500
Sonae SGPS SA	443,544	503,975
		3,364,735
Singapore — 0.3%
ComfortDelGro Corp., Ltd.	481,400	495,884
Hutchison Port Holdings Trust	1,191,000	280,699
Jardine Cycle & Carriage, Ltd.	6,200	125,924
Sembcorp Industries, Ltd.	118,000	248,962
Singapore Telecommunications, Ltd.	263,000	497,911
		1,649,380
Spain — 5.4%
ACS Actividades de Construccion y Servicios SA	28,097	674,135
Banco Bilbao Vizcaya Argentaria SA	106,928	486,596
Banco de Sabadell SA	3,975,016	2,549,919
Banco Santander SA†	915,550	2,293,921
Endesa SA	65,201	1,193,056
Mapfre SA	609,818	983,764
Naturgy Energy Group SA	138,921	4,079,102
Repsol SA	48,477	604,717
Telefonica SA	3,582,805	15,998,612
		28,863,822
SupraNational — 0.7%
Unibail-Rodamco-Westfield†	66,197	3,733,969
Sweden — 0.6%
Electrolux AB, Class B	16,883	244,602
Hennes & Mauritz AB, Class B	81,367	1,038,280
JM AB	6,163	114,138
Ratos AB	11,232	56,193
Securitas AB, Class B	25,448	258,917
Skanska AB, Class B	21,362	364,285
Swedbank AB, Class A	60,248	835,249
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	14,348	$ 108,780
Telia Co. AB	103,174	381,043
		3,401,487
Switzerland — 7.2%
ABB, Ltd.	25,364	771,771
Adecco Group AG	88,172	3,114,626
Holcim AG	10,900	510,924
Nestle SA	120,846	14,842,455
Novartis AG	31,643	2,719,574
Roche Holding AG	14,558	4,834,431
Swatch Group AG	15,546	4,158,261
Swiss Life Holding AG	2,702	1,435,175
Swisscom AG	1,171	633,362
TE Connectivity, Ltd.	1,677	224,265
UBS Group AG	78,549	1,286,465
Zurich Insurance Group AG	8,511	3,715,152
		38,246,461
United Kingdom — 12.7%
Abrdn PLC	149,598	304,284
Aviva PLC	161,457	783,411
Barratt Developments PLC	45,116	276,231
Berkeley Group Holdings PLC	5,290	273,715
British American Tobacco PLC	39,685	1,559,712
Centrica PLC†	8,697,764	9,328,335
Currys PLC	54,840	44,769
Direct Line Insurance Group PLC	143,292	360,117
Evraz PLC(1)	204,785	70,655
GSK PLC	121,680	2,563,444
Haleon PLC†	152,100	540,493
Imperial Brands PLC	68,176	1,499,562
Inchcape PLC	237,345	2,434,486
ITV PLC	46,968	42,353
Kingfisher PLC	434,622	1,377,174
M&G PLC	2,382,493	6,217,789
Marks & Spencer Group PLC†	1,159,801	2,007,335
Micro Focus International PLC	205,801	719,442
Mondi PLC	22,934	436,192
Pearson PLC	28,293	261,002
Persimmon PLC	6,383	146,842
Rio Tinto PLC	162,066	9,754,556
Royal Mail PLC	439,897	1,524,289
Shell PLC	727,780	19,446,101
Smith & Nephew PLC	11,873	152,018
SSE PLC	195,871	4,214,115
Taylor Wimpey PLC	93,633	145,356
Unilever PLC	16,831	819,825
		67,303,603
Total Common Stocks (cost $593,761,250)		524,533,896
RIGHTS — 0.0%
Australia — 0.0%
Australia & New Zealand Banking Group, Ltd. Expires 08/15/2022† (cost $0)	1	2
Total Long-Term Investment Securities (cost $593,761,250)		524,533,898

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 07/29/2022, to be repurchased 08/01/2022 in the amount of $1,043,729 and collateralized by $702,400 of United States Treasury Inflation Index Bonds, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $1,064,703 (cost $1,043,690)	$1,043,690	$ 1,043,690
TOTAL INVESTMENTS (cost $594,804,940)(2)	99.0%	525,577,588
Other assets less liabilities	1.0	5,232,748
NET ASSETS	100.0%	$530,810,336
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $3,262,560 representing 0.6% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$ 136,178	$ 33,595,846	$ —	$ 33,732,024
Bermuda	605,893	2,866,053	—	3,471,946
Canada	29,049,694	—	—	29,049,694
Cayman Islands	327,710	3,765,041	—	4,092,751
Denmark	28,882	3,563,155	—	3,592,037
Israel	2,731,443	6,106,693	—	8,838,136
Netherlands	605,386	34,793,907	—	35,399,293
SupraNational	3,733,969	—	—	3,733,969
Switzerland	224,265	38,022,196	—	38,246,461
United Kingdom	540,493	66,692,455	70,655	67,303,603
Other Countries	—	297,073,982	—	297,073,982
Rights	2	—	—	2
Repurchase Agreements	—	1,043,690	—	1,043,690
Total Investments at Value	$37,983,915	$487,523,018	$70,655	$525,577,588
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Repurchase Agreements	41.7%
Short-Term Investments	33.0
U.S. Government & Agency Obligations	21.2
Other Asset Backed Securities	4.7
Collateralized Mortgage Obligations	4.4
Banks	2.3
Electric	1.3
Diversified Financial Services	0.7
REITS	0.6
Airlines	0.4
Home Equity	0.3
Foreign Government Obligations	0.3
Municipal Securities	0.3
Purchased Options	0.3
Insurance	0.3
Regional(State/Province)	0.3
Gas	0.2
Media	0.2
Healthcare-Services	0.2
Pipelines	0.2
Telecommunications	0.2
Auto Manufacturers	0.2
Trucking&Leasing	0.2
Machinery-Diversified	0.2
Lodging	0.1
Private Equity	0.1
Computers	0.1
Beverages	0.1
Oil & Gas	0.1
Biotechnology	0.1
Semiconductors	0.1
Electronics	0.1
Aerospace/Defense	0.1
Machinery-Construction & Mining	0.1
Software	0.1
Distribution/Wholesale	0.1
Healthcare-Products	0.1
115.0%
Credit Quality†#
Aaa	64.3%
Aa	1.1
A	6.7
Baa	11.7
Ba	2.5
B	1.9
Caa	1.3
Ca	0.1
Not Rated@	10.4
100%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 8.7%
Aerospace/Defense — 0.1%
Boeing Co.
3.60%, 05/01/2034	$ 280,000	$ 238,072
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	800,000	718,000
		956,072
Airlines — 0.4%
Alaska Airlines Pass-Through Trust
4.80%, 02/15/2029*	176,484	174,338
American Airlines Pass-Through Trust
3.00%, 04/15/2030	522,751	474,233
3.25%, 04/15/2030	149,367	124,267
4.00%, 08/15/2030	75,750	67,187
British Airways Pass-Through Trust
3.35%, 12/15/2030*	470,215	411,250
3.80%, 03/20/2033*	454,588	432,354
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	391,119	344,650
United Airlines Pass-Through Trust
2.88%, 04/07/2030	762,121	692,341
3.10%, 04/07/2030	762,121	649,398
4.55%, 08/25/2031	797,180	692,562
US Airways Pass Through Trust
5.90%, 04/01/2026	42,526	42,026
		4,104,606
Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	800,000	749,753
Nissan Motor Co., Ltd.
3.52%, 09/17/2025*	900,000	865,063
4.35%, 09/17/2027*	400,000	375,549
		1,990,365
Banks — 2.3%
AIB Group PLC
4.75%, 10/12/2023*	1,000,000	998,378
Bank of America Corp.
3.38%, 04/02/2026	1,400,000	1,367,404
4.95%, 07/22/2028	1,600,000	1,646,257
Bank of Ireland Group PLC
4.50%, 11/25/2023*	1,300,000	1,294,829
BNP Paribas SA
3.13%, 01/20/2033*	800,000	685,854
BNP Paribas SA FRS
4.63%, 02/25/2031*(1)	200,000	161,063
Citigroup, Inc.
4.40%, 06/10/2025	750,000	757,377
Credit Suisse Group AG
3.75%, 03/26/2025	250,000	242,234
Deutsche Bank AG
3.04%, 05/28/2032	700,000	576,360
HSBC Holdings PLC FRS
4.60%, 12/17/2030(1)	600,000	500,880
ING Groep NV
3.87%, 03/28/2026	700,000	690,281
Security Description		Shares or Principal Amount	Value

Banks (continued)
4.02%, 03/28/2028		$ 700,000	$ 678,209
JPMorgan Chase & Co.
4.08%, 04/26/2026		1,500,000	1,498,696
4.57%, 06/14/2030		1,400,000	1,409,121
Lloyds Banking Group PLC
4.38%, 03/22/2028		600,000	593,014
Macquarie Group, Ltd.
4.10%, 06/21/2028*		1,300,000	1,266,165
Mitsubishi UFJ Financial Group, Inc.
2.34%, 01/19/2028		900,000	823,422
Natwest Group PLC
3.88%, 09/12/2023		800,000	798,463
4.89%, 05/18/2029		1,100,000	1,087,657
Santander Holdings USA, Inc.
2.49%, 01/06/2028		400,000	355,807
3.45%, 06/02/2025		700,000	678,297
Societe Generale SA
4.68%, 06/15/2027*		1,800,000	1,816,756
Standard Chartered PLC
1.21%, 03/23/2025*		400,000	378,208
Stichting AK Rabobank Certificaten
6.50%, 09/29/2022(1)	EUR	945,450	1,035,847
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030		600,000	507,305
Truist Financial Corp. FRS
5.10%, 03/01/2030(1)		1,300,000	1,241,842
UBS Group AG
4.13%, 04/15/2026*		550,000	548,204
Wells Fargo & Co.
3.35%, 03/02/2033		1,400,000	1,287,842
			24,925,772
Beverages — 0.1%
Constellation Brands, Inc.
4.35%, 05/09/2027		1,100,000	1,114,352
4.75%, 05/09/2032		100,000	103,367
			1,217,719
Biotechnology — 0.1%
Amgen, Inc.
4.40%, 05/01/2045		700,000	683,242
Illumina, Inc.
2.55%, 03/23/2031		400,000	337,682
			1,020,924
Chemicals — 0.0%
Syngenta Finance NV
4.44%, 04/24/2023*		300,000	299,638
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*		200,000	189,692
Dell International LLC/EMC Corp.
8.10%, 07/15/2036		594,000	724,292
			913,984

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	$ 1,000,000	$ 889,562
Aviation Capital Group LLC
5.50%, 12/15/2024*	400,000	396,891
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	318,000	263,478
2.88%, 02/15/2025*	400,000	369,931
BOC Aviation, Ltd.
3.50%, 01/31/2023	200,000	199,464
Brighthouse Holdings LLC
6.50%, 07/27/2037*(1)	500,000	481,250
Intercontinental Exchange, Inc.
4.00%, 09/15/2027	2,000,000	2,011,252
Lazard Group LLC
4.38%, 03/11/2029	200,000	195,338
LeasePlan Corp NV
2.88%, 10/24/2024*	1,200,000	1,154,944
Nomura Holdings, Inc.
2.33%, 01/22/2027	500,000	452,202
2.71%, 01/22/2029	700,000	614,137
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023*	100,000	99,115
5.50%, 02/15/2024*	112,000	110,723
Stifel Financial Corp.
4.00%, 05/15/2030	400,000	377,667
		7,615,954
Electric — 1.3%
AEP Texas, Inc.
5.25%, 05/15/2052	200,000	213,492
Alabama Power Co.
3.70%, 12/01/2047	300,000	261,600
Arizona Public Service Co.
2.65%, 09/15/2050	400,000	268,206
CenterPoint Energy, Inc.
6.13%, 09/01/2023(1)	500,000	451,239
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030*	200,000	177,100
Cleveland Electric Illuminating Co.
4.55%, 11/15/2030*	836,000	847,799
Duke Energy Progress LLC
3.40%, 04/01/2032	400,000	388,254
4.00%, 04/01/2052	800,000	755,897
Enel Finance International NV
4.63%, 06/15/2027*	1,400,000	1,390,685
Entergy Mississippi LLC
2.85%, 06/01/2028	1,900,000	1,785,488
Georgia Power Co.
4.70%, 05/15/2032	1,300,000	1,353,321
Liberty Utilities Finance GP
2.05%, 09/15/2030*	1,000,000	852,008
Pacific Gas & Electric Co.
3.30%, 12/01/2027	500,000	445,125
3.50%, 06/15/2025	30,000	28,682
Security Description	Shares or Principal Amount	Value

Electric (continued)
4.25%, 08/01/2023 to 03/15/2046	$ 1,700,000	$ 1,376,878
Rochester Gas and Electric Corp.
1.85%, 12/01/2030*	960,000	790,604
Sempra Energy
3.70%, 04/01/2029	600,000	583,301
Southern California Edison Co.
3.90%, 03/15/2043	200,000	168,296
4.00%, 04/01/2047	1,500,000	1,270,917
4.05%, 03/15/2042	200,000	172,810
4.65%, 10/01/2043	480,000	453,718
		14,035,420
Electronics — 0.1%
Flex, Ltd.
4.88%, 06/15/2029	500,000	488,299
TD SYNNEX Corp.
1.25%, 08/09/2024	500,000	469,232
		957,531
Food — 0.0%
Conagra Brands, Inc.
5.30%, 11/01/2038	200,000	197,473
Gas — 0.2%
Boston Gas Co.
3.76%, 03/16/2032*	1,100,000	1,047,162
NiSource, Inc.
5.00%, 06/15/2052	300,000	306,201
Southern California Gas Co.
4.13%, 06/01/2048	1,400,000	1,272,478
		2,625,841
Healthcare-Products — 0.1%
Boston Scientific Corp.
2.65%, 06/01/2030	450,000	409,312
4.70%, 03/01/2049	99,000	99,790
		509,102
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	500,000	426,982
HCA, Inc.
4.13%, 06/15/2029	300,000	289,078
Humana, Inc.
3.70%, 03/23/2029	1,100,000	1,080,223
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	624,575
		2,420,858
Insurance — 0.3%
Fairfax Financial Holdings Ltd
3.38%, 03/03/2031	400,000	356,007
GA Global Funding Trust
2.90%, 01/06/2032*	800,000	678,940
Marsh & McLennan Cos., Inc.
2.38%, 12/15/2031	400,000	350,396

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Willis North America, Inc.
4.65%, 06/15/2027	$ 1,400,000	$ 1,411,441
		2,796,784
Lodging — 0.1%
Marriott International, Inc.
2.85%, 04/15/2031	700,000	602,965
Sands China, Ltd.
4.30%, 01/08/2026	400,000	360,270
5.40%, 08/08/2028	200,000	180,248
Wynn Macau, Ltd.
5.13%, 12/15/2029*	400,000	306,000
		1,449,483
Machinery-Construction & Mining — 0.1%
Weir Group PLC
2.20%, 05/13/2026*	900,000	796,915
Machinery-Diversified — 0.2%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	1,600,000	1,602,710
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	300,000	206,987
4.40%, 04/01/2033	1,400,000	1,301,641
4.80%, 03/01/2050	1,100,000	919,744
		2,428,372
Oil & Gas — 0.1%
Aker BP ASA
4.00%, 01/15/2031*	200,000	186,425
Reliance Industries, Ltd.
2.88%, 01/12/2032*	800,000	693,029
Woodside Finance, Ltd.
3.65%, 03/05/2025*	10,000	9,842
4.50%, 03/04/2029*	300,000	294,270
		1,183,566
Pharmaceuticals — 0.0%
Prestige Brands, Inc.
3.75%, 04/01/2031*	500,000	430,000
Pipelines — 0.2%
Cheniere Energy Partners LP
4.00%, 03/01/2031	300,000	277,894
Energy Transfer LP
4.75%, 01/15/2026	40,000	40,252
6.05%, 06/01/2041	1,200,000	1,200,220
Enterprise Products Operating LLC
3.20%, 02/15/2052	1,070,000	819,908
		2,338,274
Private Equity — 0.1%
KKR Group Finance Co. XII LLC
4.85%, 05/17/2032*	1,300,000	1,322,323
Security Description	Shares or Principal Amount	Value

Regional(State/Province) — 0.3%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023*	$ 2,700,000	$ 2,667,582
REITS — 0.6%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	100,000	100,022
American Tower Corp.
2.10%, 06/15/2030	400,000	334,778
4.00%, 06/01/2025	690,000	689,168
Corporate Office Properties LP
2.75%, 04/15/2031	100,000	81,837
Crown Castle, Inc.
3.30%, 07/01/2030	300,000	275,393
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2030	800,000	723,837
Goodman US Finance Five LLC
4.63%, 05/04/2032*	100,000	100,781
Goodman US Finance Three LLC
3.70%, 03/15/2028*	1,200,000	1,169,289
Highwoods Realty LP
2.60%, 02/01/2031	100,000	83,361
Hudson Pacific Properties LP
3.95%, 11/01/2027	8,000	7,738
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	600,000	469,317
Physicians Realty LP
3.95%, 01/15/2028	315,000	306,472
Starwood Property Trust, Inc.
3.75%, 12/31/2024*	1,100,000	1,060,911
VICI Properties LP
4.75%, 02/15/2028	1,000,000	980,987
		6,383,891
Semiconductors — 0.1%
Broadcom, Inc.
3.47%, 04/15/2034*	100,000	85,750
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/2033	900,000	917,486
		1,003,236
Software — 0.1%
Oracle Corp.
2.95%, 05/15/2025	700,000	682,375
Telecommunications — 0.2%
AT&T, Inc.
3.85%, 06/01/2060	1,300,000	1,064,221
T-Mobile USA, Inc.
2.40%, 03/15/2029	700,000	624,355
3.40%, 10/15/2052	700,000	544,446
		2,233,022

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing — 0.0%
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	$ 300,000	$ 293,316
Trucking&Leasing — 0.2%
DAE Funding LLC
1.55%, 08/01/2024*	1,800,000	1,685,089
Total Corporate Bonds & Notes (cost $99,279,731)		93,088,197
LOANS(2)(3)(4) — 0.1%
Computers — 0.0%
Austin Bidco, Inc. BTL-B FRS
6.12%, (1 ML+3.75), 02/11/2028	395,000	376,238
Distribution/Wholesale — 0.1%
BCPE Empire Holdings, Inc. FRS
7.05%, (SOFR+4.63), 06/11/2026	698,250	669,447
Total Loans (cost $1,064,087)		1,045,685
ASSET BACKED SECURITIES — 5.0%
Home Equity — 0.3%
Bear Stearns Asset Backed Securities I Trust FRS
Series 2006-PC1, Class M2 2.89%, (1 ML+0.63%), 12/25/2035	65,130	64,930
Series 2005-HE4, Class M2 3.22%, (1 ML+0.96%), 04/25/2035	10,457	10,439
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2007-AMC1, Class A1 2.42%, (1 ML+0.16%), 12/25/2036*	1,038,634	585,640
JPMorgan Mtg. Acquisition Trust FRS
Series 2006-WMC2, Class A1 2.53%, (1 ML+0.27%), 07/25/2036	282,780	234,045
Mastr Asset Backed Securities Trust FRS
Series 2004-WMC3, Class M1 3.08%, (1 ML+0.83%), 10/25/2034	472,550	459,764
Merrill Lynch Mtg. Investors Trust FRS
Series 2005-NC1, Class M1 2.98%, (1 ML+0.72%), 10/25/2035	1,945,179	1,795,602
Morgan Stanley ABS Capital I Inc Trust FRS
Series 2005-NC2, Class M4 3.17%, (1 ML+0.92%), 03/25/2035	186,876	185,306
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
RASC Trust FRS
Series 2005-KS6, Class M6 3.31%, (1 ML+1.05%), 07/25/2035	$ 151,556	$ 151,195
		3,486,921
Other Asset Backed Securities — 4.7%
American Airlines Pass-Through Trust
4.00%, 01/15/2027	261,905	235,776
Anchorage Capital CLO, Ltd. FRS
Series 2015-6A, Class ARR 3.56%, (3 ML+1.05%), 07/15/2030*	500,000	494,575
Apidos CLO XV FRS
Series 2013-15A, Class A1RR 3.72%, (3 ML+1.01%), 04/20/2031*	250,000	244,696
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 2.87%, (SOFR30A+1.45%), 01/15/2037*	1,100,000	1,070,227
ARES L CLO, Ltd. FRS
Series 2018-50A, Class AR 3.56%, (3 ML+1.05%), 01/15/2032*	2,400,000	2,343,041
Barings CLO, Ltd. FRS
Series 2013-IA, Class AR 3.51%, (3 ML+0.80%), 01/20/2028*	217,690	214,446
Series 2016-2A, Class AR2 3.78%, (3 ML+1.07%), 01/20/2032*	450,000	440,400
BDS LLC FRS
Series 2022-FL11, Class ATS 3.96%, (TSFR 1M+1.80%), 03/19/2039*	1,000,000	983,264
Benefit Street Partners CLO VIII, Ltd. FRS
Series 2015-8A, Class A1AR 3.81%, (3 ML+1.10%), 01/20/2031*	600,000	591,403
Birch Grove CLO, Ltd. FRS
2.96%, (3 ML+1.13%), 06/15/2031*	2,500,000	2,464,542
Carlyle Global Market Strategies CLO, Ltd. FRS
Series 2015-4A, Class A1R 4.05%, (3 ML+1.34%), 07/20/2032*	900,000	887,262
CIFC Funding, Ltd. FRS
Series 2017-4A, Class A1R 3.73%, (3 ML+0.95%), 10/24/2030*	1,250,000	1,228,016

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
CIT Mtg. Loan Trust FRS
Series 2007-1, Class 1A 3.61%, (1 ML+1.35%), 10/25/2037*	$ 703,716	$ 700,642
Countrywide Asset-Backed Certs. FRS
Series 2006-26, Class 1A 2.40%, (1 ML+0.14%), 06/25/2037	160,450	147,036
Series 2007-1, Class 2A3 2.40%, (1 ML+0.14%), 07/25/2037	65,638	64,234
Series 2007-10, Class 2A4 2.51%, (1 ML+0.25%), 06/25/2047	626,830	598,015
Series 2006-12, Class 1A 2.52%, (1 ML+0.26%), 12/25/2036	999,619	903,948
CWABS Asset-Backed Certs. Trust FRS
Series 2005-3, Class MV7 4.21%, (1 ML+1.95%), 08/25/2035	1,100,000	1,063,161
Elevation CLO, Ltd. FRS
Series 2014-2A, Class A1R 3.82%, (3 ML+1.23%), 10/15/2029*	398,699	394,241
Encore Credit Receivables Trust FRS
Series 2005-1, Class M1 2.92%, (1 ML+0.66%), 07/25/2035	32,552	33,711
FORT CRE Issuer LLC FRS
Series 2022-FL3, Class A 3.36%, (SOFR30A+1.85%), 02/23/2039*	1,200,000	1,158,346
Fremont Home Loan Trust FRS
Series 2005-1, Class M5 3.32%, (1 ML+1.07%), 06/25/2035	627,347	607,333
Gallatin CLO IX, Ltd. FRS
Series 2018-1A, Class A 3.78%, (3 ML+1.05%), 01/21/2028*	469,978	464,596
HalseyPoint CLO 3, Ltd. FRS
Series 2020-3A, Class A1A 4.23%, (3 ML+1.45%), 11/30/2032*	1,300,000	1,281,319
HERA Commercial Mtg., Ltd. FRS
Series 2021-FL1, Class A 3.21%, (1 ML+1.05%), 02/18/2038*	1,200,000	1,183,446
HGI CRE CLO, Ltd. FRS
Series 2022-FL3, Class A 3.14%, (SOFR30A+1.70%), 04/19/2037*	250,000	245,564
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
JPMorgan Mtg. Acquisition Trust FRS
Series 2007-CH5, Class A5 2.52%, (1 ML+0.26%), 06/25/2037	$ 379,466	$ 377,885
KKR CLO 9, Ltd. FRS
3.46%, (3 ML+0.95%), 07/15/2030*	600,000	589,793
KKR CLO, Ltd. FRS
3.68%, (3 ML+0.94%), 07/18/2030*	300,000	293,822
KREF, Ltd. FRS
Series 2022-FL3, Class A 3.61%, (TSFR1M+1.45%), 02/17/2039*	400,000	387,516
LCM 30, Ltd. FRS
3.79%, (3 ML+1.08%), 04/20/2031*	1,600,000	1,568,440
LCM XIII LP FRS
3.61%, (3 ML+0.87%), 07/19/2027*	1,702,992	1,675,841
LCM XV LP FRS
3.71%, (3 ML+1.00%), 07/20/2030*	700,000	688,791
LFT CRE, Ltd. FRS
Series 2021-FL1, Class A 3.17%, (1 ML+1.17%), 06/15/2039*	1,100,000	1,068,295
LoanCore Issuer, Ltd. FRS
Series 2019-CRE2, Class A 3.13%, (1 ML+1.13%), 05/15/2036*	100,417	99,669
Series 2021-CRE5, Class A 3.30%, (1 ML+1.30%), 07/15/2036*	500,000	486,798
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2022-ELL, Class A3 4.28%, 02/01/2036	1,200,000	1,208,248
Madison Park Funding, Ltd. FRS
Series 2018-30A, Class A 3.26%, (3 ML+0.75%), 04/15/2029*	1,347,628	1,323,806
Magnetite XVIII, Ltd. FRS
Series 2016-18A, Class AR2 2.29%, (3 ML+0.88%), 11/15/2028*	394,392	387,940
Marble Point CLO X, Ltd. FRS
Series 2017-1A, Class AR 3.55%, (3 ML+1.04%), 10/15/2030*	700,000	691,548
MidOcean Credit CLO II FRS
Series 2013-2A, Class ARR 3.84%, (3 ML+1.03%), 01/29/2030*	442,552	437,998

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
MidOcean Credit CLO VIII FRS
Series 2018-8A, Class A1R 2.53%, (3 ML+1.05%), 02/20/2031*	$ 500,000	$ 491,017
MKS CLO, Ltd. FRS
Series 2017-1A, Class AR 3.71%, (3 ML+1.00%), 07/20/2030*	1,800,000	1,781,545
Octagon Loan Funding, Ltd. FRS
Series 2014-1A, Class ARR 2.64%, (3 ML+1.18%), 11/18/2031*	300,000	294,216
OZLM XVI, Ltd. FRS
Series 2017-16A, Class A1R 2.44%, (3 ML+1.03%), 05/16/2030*	800,000	787,693
Palmer Square Loan Funding, Ltd. FRS
Series 2021-3A, Class A1 3.51%, (3 ML+0.80%), 07/20/2029*	1,429,983	1,407,535
PHEAA Student Loan Trust FRS
Series 2016-2A, Class A 3.21%, (1 ML+0.95%), 11/25/2065*	302,785	294,907
RAMP Trust FRS
Series 2005-RS6, Class M4 3.23%, (1 ML+0.98%), 06/25/2035	618,698	616,204
RASC Trust FRS
Series 2007-KS2, Class AI4 2.48%, (1 ML+0.22%), 02/25/2037	448,615	420,036
Romark CLO, Ltd. FRS
Series 2017-1A, Class A1R 3.81%, (3 ML+1.03%), 10/23/2030*	1,050,000	1,037,381
Saxon Asset Securities Trust FRS
Series 2005-4, Class M2 2.93%, (1 ML+0.68%), 11/25/2037	2,329,051	2,264,854
Sculptor CLO XXV, Ltd. FRS
3.78%, (3 ML+1.27%), 01/15/2031*	600,000	587,518
SMB Private Education Loan Trust FRS
Series 2016-B, Class A2B 3.45%, (1 ML+1.45%), 02/17/2032*	483,700	481,919
Sound Point CLO XII, Ltd. FRS FRS
Series 2016-2A, Class AR2 3.76%, (3 ML+1.05%), 10/20/2028*	1,407,623	1,387,151
Security Description		Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Sound Point Clo XV, Ltd. FRS
Series 2017-1A, Class ARR 3.68%, (3 ML+0.90%), 01/23/2029*		$ 407,076	$ 400,513
STARR II
Series 2019-1, Class A 4.09%, 03/15/2044*		303,984	276,629
Stratus CLO, Ltd. FRS
Series 2021-2A, Class A 3.61%, (3 ML+0.90%), 12/28/2029*		1,278,848	1,256,177
TICP CLO II-2, Ltd. FRS
Series 2018-IIA, Class A1 3.55%, (3 ML+0.84%), 04/20/2028*		996,537	983,350
Venture XIV CLO, Ltd. FRS
Series 2013-14A, Class ARR 2.63%, (3 ML+1.03%), 08/28/2029*		2,298,354	2,264,708
Venture XXV CLO, Ltd. FRS
Series 2016-25A, Class ARR 3.73%, (3 ML+1.02%), 04/20/2029*		255,672	252,191
Vibrant CLO VI, Ltd. FRS
Series 2017-6A, Class AR 3.05%, (3 ML+0.95%), 06/20/2029*		614,938	605,901
Vibrant CLO VII, Ltd. FRS
Series 2017-7A, Class A1R 3.75%, (3 ML+1.04%), 09/15/2030*		500,000	490,146
VMC Finance LLC FRS
Series 2022-FL5, Class A 3.34%, (SOFR30A+1.90%), 02/18/2039*		800,000	787,511
			50,498,732
Total Asset Backed Securities (cost $54,976,627)			53,985,653
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
Commercial and Residential — 3.4%
ALBA PLC FRS
Series 2005-1, Class A3 1.50%, (3 ML GBP+0.19%), 11/25/2042	GBP	368,559	429,354
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 3A11 2.38%, (1 ML+0.12%), 10/25/2046		12,827	11,144
Angel Oak Mtg. Trust VRS
Series 2020-4, Class A1 1.47%, 06/25/2065*(5)		220,731	210,513
BAMLL Commercial Mtg. Securities Trust FRS
Series 2019-RLJ, Class A 3.05%, (1 ML+1.05%), 04/15/2036*		1,300,000	1,273,920

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Banco La Hipotecaria SA
Series 2016-1A, Class A 3.36%, 01/15/2046*(6)		$ 879,598	$ 848,813
Bruegel DAC FRS
Series 2021-1A, Class A 0.80%, (3 ME+0.80%), 05/22/2031*	EUR	1,869,889	1,837,031
BX Trust
Series 2018-GW, Class A 2.80%, (1 ML+0.80%), 05/15/2035*		580,000	563,944
ChaseFlex Trust FRS
Series 2007-2, Class A1 2.82%, (1 ML+0.28%), 05/25/2037		534,859	524,923
Citigroup Commercial Mtg. Trust
Series 2019-SMRT, Class A 4.15%, 01/10/2036*		2,400,000	2,382,588
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(5)		1,100,000	1,058,091
Countrywide Alternative Loan Trust
Series 2005-J11, Class 1A15 5.50%, 11/25/2035		112,861	74,822
Series 2005-65CB, Class 2A6 6.00%, 12/25/2035		154,533	126,769
Series 2007-J1, Class 2A4 6.00%, 03/25/2037		664,061	318,476
Countrywide Alternative Loan Trust FRS
Series 2006-OA3, Class 2A1 2.68%, (1 ML+0.42%), 05/25/2036		2,865,396	2,461,887
Credit Suisse Commercial Mtg. FRS
Series 2021-SOP2, Class A 2.97%, (1 ML+0.97%), 06/15/2034*		1,213,867	1,172,387
CSMC Trust VRS
Series 2020-RPL5, Class A1 3.02%, 08/25/2060*(5)		278,379	268,692
DBUBS Mtg. Trust
Series 2017-BRBK, Class A 3.45%, 10/10/2034*		2,400,000	2,333,452
Eurosail PLC FRS
Series 2006-4X, Class A3C 1.70%, (3 ML GBP+0.16%), 12/10/2044	GBP	14,621	17,759
Series 2007-3A, Class A3C 2.54%, (3 ML GBP+0.95%), 06/13/2045*	GBP	322,702	389,141
Series 2007-3X, Class A3A 2.54%, (3 ML GBP+0.95%), 06/13/2045	GBP	286,065	345,850
Security Description		Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2007-3X, Class A3C 2.54%, (3 ML GBP+0.95%), 06/13/2045	GBP	381,375	$ 459,894
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 2.31%, (1 ML+0.19%), 01/19/2038		$ 13,515	12,143
Series 2006-1, Class 2A1A 2.60%, (1 ML+0.48%), 03/19/2036		1,283,043	1,214,917
HarborView Mtg. Loan Trust VRS
Series 2005-4, Class 3A1 3.23%, 07/19/2035(5)		112,911	86,384
HPLY Trust
Series 2019-HIT, Class A 3.00%, (1 ML+1.00%), 11/15/2036*		387,951	376,652
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*		1,600,000	1,560,167
IndyMac INDX Mtg. Loan Trust FRS
Series 2005-AR12, Class 1A1 2.78%, (1 ML+0.52%), 07/25/2035		227,588	164,653
Ludgate Funding PLC FRS
Series 2006-1X, Class A2A 1.61%, (3 ML GBP+0.19%), 12/01/2060	GBP	529,083	611,494
Series 2008-W1X, Class A1 2.29%, (3 ML GBP+0.60%), 01/01/2061	GBP	787,351	923,721
Mill City Mtg. Loan Trust VRS
Series 2019-GS2, Class A1 2.75%, 08/25/2059*(5)		617,164	602,050
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4 3.37%, 10/15/2048		1,800,000	1,770,587
MortgageIT Trust FRS
Series 2005-2, Class 1A1 2.78%, (1 ML+0.52%), 05/25/2035		21,310	20,720
Natixis Commercial Mtg. Securities Trust
Series 2019-10K, Class A 3.62%, 05/15/2039*		1,600,000	1,506,999
Series 2019-LVL, Class A 3.89%, 08/15/2038*		800,000	770,791
New Residential Mtg. Loan Trust VRS
Series 2019-RPL3, Class A1 2.75%, 07/25/2059*(5)		937,284	902,110
Series 2020-RPL1, Class A1 2.75%, 11/25/2059*(5)		445,517	428,078
Series 2018-3A, Class A1 4.50%, 05/25/2058*(5)		546,650	543,196

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class A 3.10%, (1 ML+1.10%), 11/15/2038*		$ 900,000	$ 855,661
Park Avenue Mtg. Trust FRS
Series 2017-280P, Class A 2.75%, (1 ML+0.88%), 09/15/2034*		1,900,000	1,847,454
TBW Mtg.-Backed Trust Series
Series 2006-3, Class 1A 6.00%, 07/25/2036		644,670	340,743
Towd Point Mtg. Trust FRS
Series 2019-HY2, Class A1 3.26%, (1 ML+1.00%), 05/25/2058*		323,698	318,745
Towd Point Mtg. Trust VRS
Series 2019-4, Class A1 2.90%, 10/25/2059*(5)		393,477	381,988
Uropa Securities PLC FRS
Series 2007-1, Class A3A 1.98%, (3 ML GBP+0.20%), 10/10/2040	GBP	238,059	272,446
VASA Trust
Series 2021-VASA, Class A 2.90%, (1 ML+0.90%), 07/15/2039*		500,000	477,048
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR9, Class 2A 1.69%, (COFI 11+1.50%), 08/25/2046		919,164	832,771
Series 2005-AR19, Class A1A1 2.80%, (1 ML+0.54%), 12/25/2045		208,375	200,104
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*		2,100,000	1,930,984
			36,062,056
U.S. Government Agency — 1.0%
Federal Home Loan Mtg. Corp. FRS
3.89%, (5.89%-1 ML), 09/15/2043(7)(8)		764,292	117,993
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
3.21%, 04/25/2028(5)		2,700,000	2,717,045
Federal Home Loan Mtg. Corp. REMIC
3.50%, 01/15/2048		1,173,726	1,175,497
Federal Home Loan Mtg. Corp. REMIC FRS
2.06%, (1 ML+0.35%), 01/15/2038		527,896	526,241
Federal Home Loan Mtg. Corp. REMIC VRS
0.63%, 01/15/2038(5)(8)		527,896	30,553
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC
Series 2013-17, Class TI 3.00%, 03/25/2028(8)	$ 407,818	$ 23,881
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 2.61%, (1 ML+0.35%), 10/25/2040	244,998	245,061
Series 2007-85, Class FL 2.80%, (1 ML+0.54%), 09/25/2037	977,586	980,332
Series 2012-21, Class FQ 2.81%, (1 ML+0.55%), 02/25/2041	129,718	129,900
Government National Mtg. Assoc. REMIC FRS
Series 2014-H02, Class FB 1.77%, (1 ML+0.65%), 12/20/2063	503,848	501,988
Series 2016-H11, Class F 1.92%, (1 ML+0.80%), 05/20/2066	1,482,855	1,478,356
Series 2016-H14, Class FA 1.92%, (1 ML+0.80%), 06/20/2066	838,727	836,879
Series 2016-H17, Class FC 1.95%, (1 ML+0.83%), 08/20/2066	1,940,793	1,937,781
		10,701,507
Total Collateralized Mortgage Obligations (cost $49,070,951)		46,763,563
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 21.2%
U.S. Government — 6.9%
United States Treasury Bonds
STRIPS Zero Coupon, 08/15/2044 to 05/15/2050	2,100,000	906,363
1.13%, 05/15/2040	8,680,000	6,255,703
1.38%, 11/15/2040	17,090,000	12,734,053
1.75%, 08/15/2041	9,500,000	7,489,043
1.88%, 02/15/2041 to 11/15/2051	10,490,000	8,499,281
2.00%, 11/15/2041	15,300,000	12,605,766
2.25%, 05/15/2041(9)(10)	3,100,000	2,676,172
2.75%, 11/15/2047	100,000	92,406
2.88%, 11/15/2046 to 05/15/2052	2,590,000	2,526,162
3.00%, 02/15/2048	1,820,000	1,769,594
3.25%, 05/15/2042	2,800,000	2,828,000
4.38%, 05/15/2041	5,500,000	6,538,340
United States Treasury Notes
2.63%, 05/31/2027	9,700,000	9,667,414
		74,588,297

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency — 14.3%
Federal Home Loan Mtg. Corp.
4.00%, 04/01/2048 to 01/01/2050		$ 719,271	$ 731,336
4.50%, 08/01/2048		818,170	846,635
Federal National Mtg. Assoc.
3.79%, 01/01/2029		1,800,000	1,851,175
4.00%, 07/01/2045 to 09/01/2050		31,441,594	32,010,621
Uniform Mtg. Backed Securities
1.50%, August 15 TBA		10,300,000	9,563,966
1.50%, August 30 TBA		1,400,000	1,207,500
2.00%, September 30 TBA		15,000,000	13,501,172
2.50%, August 30 TBA		6,200,000	5,784,805
2.50%, September 30 TBA		31,300,000	29,178,257
3.00%, August 30 TBA		25,900,000	24,977,313
3.00%, September 30 TBA		4,500,000	4,334,789
3.50%, September 30 TBA		10,400,000	10,273,675
4.00%, September 30 TBA		8,900,000	8,937,507
4.50%, September 30 TBA		10,000,000	10,159,340
			153,358,091
Total U.S. Government & Agency Obligations (cost $239,927,119)			227,946,388
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Dominican Republic
4.88%, 09/23/2032*		1,200,000	1,009,165
Government of Romania
2.13%, 03/07/2028*	EUR	600,000	521,454
2.63%, 12/02/2040*	EUR	400,000	259,207
3.75%, 02/07/2034*	EUR	860,000	706,672
Republic of Peru
3.30%, 03/11/2041		200,000	161,895
5.94%, 02/12/2029*	PEN	2,900,000	657,681
6.15%, 08/12/2032*	PEN	700,000	153,292
Total Foreign Government Obligations (cost $4,595,036)			3,469,366
MUNICIPAL SECURITIES — 0.3%
Kansas Development Finance Authority Revenue Bonds
5.50%, 05/01/2034		400,000	442,418
Ohio Air Quality Development Authority Revenue Bonds
4.25%, 11/01/2039		800,000	824,634
Sales Tax Securitization Corp. Revenue Bonds
3.24%, 01/01/2042		1,300,000	1,102,142
Security Description	Shares or Principal Amount	Value

Texas Transportation Commission State Highway Fund Revenue Bonds
4.00%, 10/01/2033	$ 1,000,000	$ 1,026,520
Total Municipal Securities (cost $3,797,093)		3,395,714
PURCHASED OPTIONS† — 0.3%
Purchased Options - Puts — 0.3%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $2,575.00	165	619,575
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $2,925.00	165	1,029,600
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,300.00	165	1,739,100
Total Purchased Options (cost $6,761,715)		3,388,275
Total Long-Term Investment Securities (cost $459,472,359)		433,082,841
SHORT-TERM INVESTMENTS — 33.0%
U.S. Government — 33.0%
United States Cash Management Bills
0.01%, 10/25/2022 to 11/01/2022	62,600,000	62,235,626
United States Treasury Bills
0.01%, 08/04/2022 to 09/06/2022	79,300,000	79,178,052
0.02%, 10/13/2022	19,000,000	18,911,290
0.02%, 10/20/2022	35,800,000	35,614,888
0.02%, 09/20/2022	42,000,000	41,876,479
0.03%, 10/27/2022	106,100,000	105,504,662
0.45%, 08/11/2022	11,000,000	10,993,764
Total Short-Term Investments (cost $354,381,565)		354,314,761
REPURCHASE AGREEMENTS — 41.7%
Agreement with Goldman Sachs, bearing interest at 2.28% dated 07/29/2022, to be repurchased 08/01/2022 in the amount of $98,418,696 and collateralized by $108,787,869 of Federal National Mtg. Assoc. Bonds, bearing interest at 2.50% due 12/01/2051 and having an approximate value of $101,623,966	98,400,000	98,400,000

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Agreement with J.P. Morgan Chase, bearing interest at 2.28% dated 07/29/2022, to be repurchased 08/02/2022 in the amount of $ 90,122,825 and collateralized by $107,008,000 of United States Treasury Notes, bearing interest at 2.25% due 05/15/2041 and having an approximate value of $92,154,536	$ 90,100,000	$ 90,100,000
Agreement with J.P. Morgan Chase, bearing interest at 2.28% dated 07/29/2022, to be repurchased 08/01/2022 in the amount of $ 129,624,624 and collateralized by $143,137,290 of United States Treasury Notes, bearing interest at 2.25% due 05/15/2041 and having an approximate value of $132,141,154	129,600,000	129,600,000
Agreement with Toronto-Dominion Bank, bearing interest at 2.28% dated 07/29/2022, to be repurchased 08/01/2022 in the amount of $ 130,024,700 and collateralized by $136,775,000 of United States Treasury Notes, bearing interest at 2.88% due 05/15/2042 and having an approximate value of $133,178,643	130,000,000	130,000,000
Total Repurchase Agreements (cost $448,100,000)		448,100,000
TOTAL INVESTMENTS (cost $1,261,953,924)	115.0%	1,235,497,602
Other assets less liabilities	(15.0)	(160,972,809)
NET ASSETS	100.0%	$1,074,524,793
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO VCP Tactical Balanced Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $100,351,390 representing 9.3% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(3)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), the Secured Overnight Financing Rate ("SOFR"), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Securities classified as Level 3 (see Note 2).
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2022.
(8)	Interest Only
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
1 ML—1 Month USD LIBOR
3 ME—3 Month Euribor
3 ML—3 Month USD LIBOR
3 ML GBP—3 Month GBP LIBOR
CLO—Collateralized Loan Obligation
COFI 11—11th District Cost of Funds Index
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	800,000	CAD	3-Month CDOR	Fixed 1.220%	Semiannual	Semiannual	Mar 2025	$ 3	$ (30,470)	$ (30,467)
Centrally Cleared	3,400,000	CAD	3-Month CDOR	Fixed 1.235	Semiannual	Semiannual	Mar 2025	1,566	(130,227)	(128,661)
Centrally Cleared	6,920,000	USD	Fixed 1.468%	3-Month USD LIBOR	Semiannual	Quarterly	Jul 2031	—	690,655	690,655
Centrally Cleared	9,600,000	USD	Fixed 1.441	3-Month USD LIBOR	Semiannual	Quarterly	Jul 2031	—	978,660	978,660
Centrally Cleared	4,200,000	USD	Fixed 1.750	12-Month SOFR	Annual	Annual	Dec 2051	(173,453)	820,656	647,203
Centrally Cleared	3,200,000	USD	Fixed 2.000	3-Month USD LIBOR	Semiannual	Quarterly	Dec 2051	(101,349)	613,429	512,080
Centrally Cleared	6,100,000	EUR	6-Month EURIBOR	Fixed 0.250	Annual	Annual	Sep 2032	(529,492)	(304,485)	(833,977)
								$ (802,725)	$2,638,218	$1,835,493
Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Goldman Sachs International	Government of South Africa International Bond	2.8207%	1,000,000	USD	1,000,000	1.000%	Quarterly	Dec 2026	$ (42,040)	$ (29,217)	$ (71,257)
Morgan Stanley Capital Services LLC	Government of Colombia International Bond	2.5656	500,000	USD	500,000	1.000	Quarterly	Jun 2027	(26,264)	(7,627)	(33,891)
Citibank, N.A.	Government of Colombia International Bond	2.5656	500,000	USD	500,000	1.000	Quarterly	Jun 2027	(16,899)	(16,993)	(33,892)
					$ 2,000,000				$ (85,203)	$ (53,837)	$ (139,040)
Centrally Cleared	Lennar Corp.	1.5763	100,000	USD	100,000	5.000	Quarterly	Dec 2025	13,358	(2,511)	10,847
Centrally Cleared	CDX Investment Grade Index Series 36	0.6702	1,200,000	USD	1,200,000	1.000	Quarterly	Jun 2026	23,807	(9,328)	14,479
Centrally Cleared	Boeing Corp.	1.6988	200,000	USD	200,000	1.000	Quarterly	Dec 2026	(334)	(5,228)	(5,562)
Centrally Cleared	Verizon Communications, Inc.	1.0659	100,000	USD	100,000	1.000	Quarterly	Dec 2026	1,980	(2,248)	(268)
Centrally Cleared	iTraxx	1.0000	800,000	EUR	800,000	1.000	Quarterly	Jun 2027	1,572	(1,572)	—
Centrally Cleared	Boeing Corp.	1.7626	1,000,000	USD	1,000,000	1.000	Quarterly	Jun 2027	(51,876)	18,539	(33,337)
Centrally Cleared	iTraxx	5.0900	400,000	EUR	400,000	5.000	Quarterly	Jun 2027	8,798	(10,255)	(1,457)
					3,800,000				$ (2,695)	$ (12,603)	$ (15,298)
					5,800,000				$(87,898)	$(66,440)	$(154,338)
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

CDOR—Canadian Dollar Offered Rate
EURIBOR—Euro Interbank Offered Rate
LIBOR—US LIBOR
SOFR—Secured Overnight Financing Rate
CAD—Canadian Dollar
EUR—Euro Currency
USD—United States Dollar
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.35% versus USD-SOFR maturing 08/16/2022	2.35	8/16/2022	$6,500,000	$ 54,763	$33,643	$21,120
Puts
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.05% versus USD-SOFR maturing 08/16/2022	3.05	8/16/2022	6,500,000	54,763	1,437	53,326
					$109,526	$35,080	$74,446
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
568	Long	E-Mini Russell 2000 Index	September 2022	$ 50,413,595	$ 53,542,520	$ 3,128,925
1,662	Long	MSCI EAFE Index	September 2022	155,212,280	162,219,510	7,007,230
1,785	Long	S&P 500 E-Mini Index	September 2022	350,061,452	368,914,875	18,853,423
34	Long	U.S. Treasury Ultra 10 Year Notes	September 2022	4,362,285	4,462,500	100,215
558	Long	U.S. Treasury 5 Year Notes	September 2022	62,828,047	63,459,422	631,375
115	Long	U.S. Treasury 10 Year Notes	September 2022	13,638,580	13,931,172	292,592
						$30,013,760
						Unrealized (Depreciation)
103	Long	U.S. Treasury 2 Year Notes	September 2022	$21,700,139	$21,677,477	$ (22,662)
50	Short	Euro-OAT	September 2022	7,301,454	7,484,981	(183,527)
29	Short	U.S. Treasury Long Bonds	September 2022	4,049,335	4,176,000	(126,665)
64	Short	U.S. Treasury Ultra Bonds	September 2022	10,040,447	10,132,000	(91,553)
						$ (424,407)
Net Unrealized Appreciation (Depreciation)						$29,589,353
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	4,372,000	USD	4,560,638	08/02/2022	$ 92,237	$ —
	GBP	1,975,000	USD	2,399,714	08/02/2022	—	(5,441)
	PEN	5,797,212	USD	1,489,827	08/08/2022	13,464	—
	USD	1,232	MXN	25,000	08/09/2022	—	(7)
						105,701	(5,448)
Barclays Bank PLC	EUR	210,000	USD	220,100	08/02/2022	5,470	—

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	BRL	84,753	USD	16,335	08/02/2022	$ —	$ (45)
	BRL	84,753	USD	15,583	09/02/2022	—	(644)
	EUR	161,000	USD	161,839	08/02/2022	—	(2,711)
	EUR	4,743,000	USD	4,841,408	09/02/2022	—	(16,528)
	USD	15,724	BRL	84,753	08/02/2022	656	—
	USD	195,901	PEN	752,259	08/08/2022	—	(4,325)
						656	(24,253)
Goldman Sachs International	BRL	84,753	USD	16,175	08/02/2022	—	(205)
	PEN	3,642,305	USD	933,542	08/10/2022	6,222	—
	PEN	3,642,305	USD	927,031	08/23/2022	1,486	—
	USD	16,335	BRL	84,753	08/02/2022	45	—
	USD	1,296,597	PEN	5,044,953	08/08/2022	—	(11,809)
	USD	928,212	PEN	3,642,305	08/10/2022	—	(893)
						7,753	(12,907)
Unrealized Appreciation (Depreciation)						$119,580	$ (42,608)
BRL—Brazilian Real
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
USD—United States Dollar

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 93,088,197	$ —	$ 93,088,197
Loans	—	1,045,685	—	1,045,685
Asset Backed Securities	—	53,985,653	—	53,985,653
Collateralized Mortgage Obligations:
Commercial and Residential	—	35,213,243	848,813	36,062,056
Other Industries	—	10,701,507	—	10,701,507
U.S. Government & Agency Obligations	—	227,946,388	—	227,946,388
Foreign Government Obligations	—	3,469,366	—	3,469,366
Municipal Securities	—	3,395,714	—	3,395,714
Purchased Options	3,388,275	—	—	3,388,275
Short-Term Investments	—	354,314,761	—	354,314,761
Repurchase Agreements	—	448,100,000	—	448,100,000
Total Investments at Value	$ 3,388,275	$1,231,260,514	$848,813	$1,235,497,602
Other Financial Instruments:†
Swaps	$ —	$ 3,121,939	$ —	$ 3,121,939
Futures Contracts	30,013,760	—	—	30,013,760
Forward Foreign Currency Contracts	—	119,580	—	119,580
Written Options	—	74,446	—	74,446
Total Other Financial Instruments	$30,013,760	$ 3,315,965	$ —	$ 33,329,725
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 550,161	$ —	$ 550,161
Futures Contracts	424,407	—	—	424,407
Forward Foreign Currency Contracts	—	42,608	—	42,608
Total Other Financial Instruments	$ 424,407	$ 592,769	$ —	$ 1,017,176
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Oil & Gas	8.9%
Pipelines	8.7
Commercial Services	7.2
Media	6.7
Diversified Financial Services	5.3
Retail	5.2
Telecommunications	4.3
Healthcare-Services	3.8
Food	3.6
Entertainment	3.5
REITS	3.5
Leisure Time	2.5
Electric	2.4
Lodging	2.1
Airlines	2.0
Packaging & Containers	2.0
Chemicals	1.9
Computers	1.9
Pharmaceuticals	1.9
Auto Manufacturers	1.6
Iron/Steel	1.5
Internet	1.4
Software	1.1
Real Estate	1.1
Electronics	1.0
Oil Field Machinery & Equipment	1.0
Oil & Gas Services	1.0
Aerospace/Defense	1.0
Mining	0.9
Electrical Components & Equipment	0.9
Building Materials	0.9
Cosmetics/Personal Care	0.9
Environmental Control	0.9
Semiconductors	0.9
Insurance	0.7
Transportation	0.6
Trucking&Leasing	0.6
Short-Term Investments	0.6
Engineering & Construction	0.5
Biotechnology	0.5
Home Builders	0.5
Healthcare-Products	0.4
Coal	0.4
Forest Products & Paper	0.3
98.6%
Credit Quality†#
Baa	1.6%
Ba	37.0
B	51.4
Caa	8.9
Not Rated@	1.1
100%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 97.0%
Aerospace/Defense — 1.0%
Moog, Inc.
4.25%, 12/15/2027*	$1,382,000	$ 1,289,586
Spirit AeroSystems, Inc.
7.50%, 04/15/2025*	1,339,000	1,337,982
		2,627,568
Airlines — 2.0%
American Airlines Group, Inc.
3.75%, 03/01/2025*	132,000	115,830
American Airlines, Inc.
11.75%, 07/15/2025*	2,805,000	3,101,356
United Airlines Holdings, Inc.
4.88%, 01/15/2025	306,000	292,689
United Airlines, Inc.
4.38%, 04/15/2026*	722,000	690,016
4.63%, 04/15/2029*	1,140,000	1,050,225
		5,250,116
Auto Manufacturers — 1.6%
Ford Motor Co.
3.25%, 02/12/2032	455,000	379,925
4.75%, 01/15/2043	2,114,000	1,741,407
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	823,000	728,055
4.95%, 05/28/2027	910,000	902,129
5.11%, 05/03/2029	406,000	394,709
		4,146,225
Biotechnology — 0.5%
Grifols Escrow Issuer SA
4.75%, 10/15/2028*	1,480,000	1,311,680
Building Materials — 0.9%
PGT Innovations, Inc.
4.38%, 10/01/2029*	1,200,000	1,089,048
Standard Industries, Inc.
3.38%, 01/15/2031*	1,495,000	1,215,659
		2,304,707
Chemicals — 1.9%
Avient Corp.
7.13%, 08/01/2030*	350,000	360,647
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,517,000	1,235,976
Methanex Corp.
5.13%, 10/15/2027	1,410,000	1,304,250
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,417,000	1,298,448
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	1,200,000	837,000
		5,036,321
Coal — 0.4%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	1,193,000	1,103,919
Commercial Services — 7.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028*	1,055,000	938,950
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Atlas Luxco 4 SARL
4.63%, 06/01/2028*	$ 203,000	$ 177,118
Brink's Co.
4.63%, 10/15/2027*	1,465,000	1,340,261
Deluxe Corp.
8.00%, 06/01/2029*	1,525,000	1,331,203
Garda World Security Corp.
4.63%, 02/15/2027*	616,000	555,724
6.00%, 06/01/2029*	543,000	423,867
Hertz Corp.
5.00%, 12/01/2029*	1,483,000	1,268,032
Korn Ferry International
4.63%, 12/15/2027*	1,005,000	942,188
Metis Merger Sub LLC
6.50%, 05/15/2029*	1,525,000	1,297,137
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*	1,505,000	1,275,491
Nielsen Finance LLC/Nielsen Finance Co.
5.88%, 10/01/2030*	1,065,000	1,043,700
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.00%, 06/15/2029*	1,315,000	1,007,448
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	1,368,000	1,390,257
PROG Holdings, Inc.
6.00%, 11/15/2029*	1,481,000	1,215,036
Rent-A-Center, Inc.
6.38%, 02/15/2029*	1,500,000	1,189,776
Sotheby's
5.88%, 06/01/2029*	920,000	797,960
7.38%, 10/15/2027*	1,380,000	1,327,889
TriNet Group, Inc.
3.50%, 03/01/2029*	1,515,000	1,321,837
		18,843,874
Computers — 1.9%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	1,540,000	1,424,500
Condor Merger Sub, Inc.
7.38%, 02/15/2030*	2,145,000	1,883,257
NCR Corp.
5.13%, 04/15/2029*	724,000	695,094
Seagate HDD Cayman
4.09%, 06/01/2029	1,025,000	931,689
		4,934,540
Cosmetics/Personal Care — 0.9%
Coty, Inc.
5.00%, 04/15/2026*	951,000	933,977
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,500,000	1,346,498
		2,280,475
Diversified Financial Services — 5.3%
AG Issuer LLC
6.25%, 03/01/2028*	601,000	536,864
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	1,525,000	1,346,439
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	1,605,000	1,484,625

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	$1,440,000	$ 1,312,704
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	2,076,000	1,557,000
Credit Acceptance Corp.
6.63%, 03/15/2026	921,000	916,395
Curo Group Holdings Corp.
7.50%, 08/01/2028*	1,573,000	1,069,970
Enact Holdings, Inc.
6.50%, 08/15/2025*	1,117,000	1,128,952
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	1,540,000	1,429,504
goeasy, Ltd.
4.38%, 05/01/2026*	863,000	738,944
LFS Topco LLC
5.88%, 10/15/2026*	1,193,000	975,115
NFP Corp.
4.88%, 08/15/2028*	718,000	653,616
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
3.63%, 03/01/2029*	967,000	826,785
		13,976,913
Electric — 2.4%
Calpine Corp.
3.75%, 03/01/2031*	932,000	827,313
5.00%, 02/01/2031*	1,195,000	1,062,304
Clearway Energy Operating LLC
3.75%, 01/15/2032*	401,000	341,003
NRG Energy, Inc.
3.63%, 02/15/2031*	1,455,000	1,218,714
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,390,000	1,289,475
Vistra Operations Co. LLC
5.00%, 07/31/2027*	1,585,000	1,560,512
		6,299,321
Electrical Components & Equipment — 0.9%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	1,183,000	979,500
EnerSys
4.38%, 12/15/2027*	1,461,000	1,336,815
		2,316,315
Electronics — 1.0%
Imola Merger Corp.
4.75%, 05/15/2029*	1,510,000	1,405,100
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,525,000	1,347,436
		2,752,536
Engineering & Construction — 0.5%
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,498,000	1,313,038
Entertainment — 3.5%
AMC Entertainment Holdings, Inc.
12.00%, 06/15/2026*	1,490,000	1,179,685
Banijay Entertainment SASU
5.38%, 03/01/2025*	1,321,000	1,260,534
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	1,415,000	1,411,462
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/2029*	$ 845,000	$ 673,888
5.88%, 09/01/2031*	845,000	660,533
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	1,428,000	1,281,630
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,570,000	1,407,505
8.75%, 05/01/2025*	1,315,000	1,364,620
		9,239,857
Environmental Control — 0.9%
Covanta Holding Corp.
4.88%, 12/01/2029*	449,000	399,938
5.00%, 09/01/2030	853,000	744,797
Harsco Corp.
5.75%, 07/31/2027*	1,456,000	1,106,560
		2,251,295
Food — 3.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	910,000	859,442
5.88%, 02/15/2028*	847,000	821,590
C&S Group Enterprises LLC
5.00%, 12/15/2028*	2,424,000	1,754,413
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	1,310,000	1,324,944
Performance Food Group, Inc.
5.50%, 10/15/2027*	1,335,000	1,315,522
Pilgrim's Pride Corp.
5.88%, 09/30/2027*	1,020,000	1,019,388
Post Holdings, Inc.
4.50%, 09/15/2031*	1,510,000	1,329,654
Simmons Foods, Inc.
4.63%, 03/01/2029*	987,000	901,092
		9,326,045
Forest Products & Paper — 0.3%
Glatfelter Corp.
4.75%, 11/15/2029*	1,210,000	824,313
Healthcare-Products — 0.4%
Medline Borrower LP
3.88%, 04/01/2029*	1,231,000	1,112,516
Healthcare-Services — 3.8%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029*	87,000	84,307
5.50%, 07/01/2028*	1,385,000	1,363,671
Catalent Pharma Solutions, Inc.
5.00%, 07/15/2027*	828,000	828,654
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	1,678,000	1,492,514
DaVita, Inc.
4.63%, 06/01/2030*	1,461,000	1,198,020
HCA, Inc.
3.50%, 09/01/2030	1,506,000	1,374,210
Legacy LifePoint Health LL
4.38%, 02/15/2027*	1,412,000	1,258,826

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Select Medical Corp.
6.25%, 08/15/2026*	$1,849,000	$ 1,851,404
Tenet Healthcare Corp.
4.63%, 07/15/2024	649,000	648,500
		10,100,106
Home Builders — 0.5%
Mattamy Group Corp.
4.63%, 03/01/2030*	490,000	394,332
5.25%, 12/15/2027*	958,000	841,183
		1,235,515
Insurance — 0.7%
NMI Holdings, Inc.
7.38%, 06/01/2025*	920,000	931,601
Ryan Specialty Group LLC
4.38%, 02/01/2030*	909,000	820,373
		1,751,974
Internet — 1.4%
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	1,487,000	1,492,722
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	1,000,000	681,250
ION Trading Technologies SARL
5.75%, 05/15/2028*	1,954,000	1,602,280
		3,776,252
Iron/Steel — 1.5%
ATI, Inc.
4.88%, 10/01/2029	1,173,000	1,003,505
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	721,000	623,816
Commercial Metals Co.
3.88%, 02/15/2031	1,210,000	1,007,295
Mineral Resources, Ltd.
8.13%, 05/01/2027*	1,028,000	1,020,361
8.50%, 05/01/2030*	266,000	269,325
		3,924,302
Leisure Time — 2.5%
Carnival Corp.
5.75%, 03/01/2027*	1,785,000	1,430,776
6.00%, 05/01/2029*	493,000	378,579
7.63%, 03/01/2026*	290,000	250,712
10.50%, 06/01/2030*	620,000	550,743
NCL Corp., Ltd.
3.63%, 12/15/2024*	2,005,000	1,724,300
5.88%, 03/15/2026*	480,000	391,473
7.75%, 02/15/2029*	508,000	407,213
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	1,657,000	1,275,890
5.50%, 04/01/2028*	319,000	240,845
		6,650,531
Lodging — 2.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,356,000	1,139,040
5.00%, 06/01/2029*	567,000	501,696
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	$1,526,000	$ 1,041,559
Travel & Leisure Co.
6.00%, 04/01/2027	1,360,000	1,349,392
Wynn Macau, Ltd.
5.13%, 12/15/2029*	1,830,000	1,399,950
		5,431,637
Media — 6.7%
Altice Financing SA
5.00%, 01/15/2028*	2,470,000	2,180,417
Belo Corp.
7.25%, 09/15/2027	422,000	419,890
7.75%, 06/01/2027	1,477,000	1,477,000
Block Communications, Inc.
4.88%, 03/01/2028*	1,490,000	1,307,475
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	1,012,000	899,587
5.00%, 02/01/2028*	1,161,000	1,120,365
5.38%, 06/01/2029*	1,515,000	1,443,719
CSC Holdings LLC
4.63%, 12/01/2030*	2,285,000	1,736,600
5.38%, 02/01/2028*	1,199,000	1,139,050
5.75%, 01/15/2030*	810,000	655,169
Paramount Global
6.38%, 03/30/2062	945,000	899,838
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	1,515,000	1,407,435
Univision Communications, Inc.
6.63%, 06/01/2027*	1,805,000	1,809,512
7.38%, 06/30/2030*	135,000	136,220
UPC Broadband Finco BV
4.88%, 07/15/2031*	1,029,000	909,801
		17,542,078
Mining — 0.9%
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	1,409,000	1,299,802
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	1,395,000	1,084,613
		2,384,415
Oil & Gas — 8.9%
Antero Resources Corp.
5.38%, 03/01/2030*	1,670,000	1,640,775
Apache Corp.
4.38%, 10/15/2028	1,275,000	1,188,937
4.75%, 04/15/2043	752,000	615,854
California Resources Corp.
7.13%, 02/01/2026*	1,925,000	1,905,788
Chord Energy Corp.
6.38%, 06/01/2026*	1,214,000	1,195,790
Civitas Resources, Inc.
5.00%, 10/15/2026*	1,206,000	1,132,796
Crescent Energy Finance LLC
7.25%, 05/01/2026*	1,366,000	1,263,550
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	1,257,000	1,200,825
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/2029*	640,000	584,000
6.00%, 02/01/2031*	1,308,000	1,198,050

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Murphy Oil Corp.
6.38%, 07/15/2028	$1,304,000	$ 1,301,614
Nabors Industries, Inc.
7.38%, 05/15/2027*	1,069,000	1,058,310
Nabors Industries, Ltd.
7.25%, 01/15/2026*	1,190,000	1,079,925
Occidental Petroleum Corp.
6.13%, 01/01/2031	695,000	746,922
6.38%, 09/01/2028	1,461,000	1,565,719
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/2028	1,275,000	1,157,063
Rockcliff Energy II LLC
5.50%, 10/15/2029*	825,000	796,925
Southwestern Energy Co.
4.75%, 02/01/2032	145,000	135,213
5.38%, 02/01/2029 to 03/15/2030	2,232,000	2,183,893
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	1,522,000	1,397,196
		23,349,145
Oil & Gas Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	281,000	254,280
6.88%, 04/01/2027*	934,000	872,145
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	836,000	785,815
Weatherford International, Ltd.
6.50%, 09/15/2028*	833,000	796,373
		2,708,613
Packaging & Containers — 2.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	921,000	854,974
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	1,465,000	1,479,240
Crown Americas LLC
5.25%, 04/01/2030*	1,220,000	1,216,950
LABL, Inc.
5.88%, 11/01/2028*	1,262,000	1,153,152
Sealed Air Corp.
5.00%, 04/15/2029*	226,000	222,045
Silgan Holdings, Inc.
4.13%, 02/01/2028	256,000	240,000
		5,166,361
Pharmaceuticals — 1.9%
Embecta Corp.
5.00%, 02/15/2030*	859,000	755,167
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	626,000	586,875
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,825,000	1,348,177
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	$ 861,000	$ 816,693
5.13%, 04/30/2031*	1,461,000	1,385,174
		4,892,086
Pipelines — 8.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	1,461,000	1,428,127
Buckeye Partners LP
4.50%, 03/01/2028*	1,577,000	1,441,129
DCP Midstream Operating LP
5.63%, 07/15/2027	864,000	881,155
6.75%, 09/15/2037*	377,000	374,091
DT Midstream, Inc.
4.38%, 06/15/2031*	809,000	726,077
EQM Midstream Partners LP
5.50%, 07/15/2028	603,000	569,871
7.50%, 06/01/2027 to 06/01/2030*	879,000	902,462
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/2024	2,030,000	1,951,146
6.50%, 10/01/2025	900,000	861,786
8.00%, 01/15/2027	848,000	831,040
Harvest Midstream I LP
7.50%, 09/01/2028*	1,978,000	1,885,979
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	2,105,000	1,940,927
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	1,359,000	1,174,815
ITT Holdings LLC
6.50%, 08/01/2029*	1,855,000	1,594,104
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	1,775,000	1,624,125
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	1,025,000	804,328
NuStar Logistics LP
5.75%, 10/01/2025	593,000	573,550
6.38%, 10/01/2030	892,000	822,369
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	620,000	582,748
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	1,741,000	1,606,455
Western Midstream Operating LP
4.50%, 03/01/2028	153,000	147,645
		22,723,929
Real Estate — 1.1%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,606,000	1,582,247
Kennedy-Wilson, Inc.
4.75%, 03/01/2029 to 02/01/2030	1,374,000	1,203,495
		2,785,742

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS — 3.5%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	$1,550,000	$ 1,216,750
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 06/30/2028*	1,490,000	1,316,504
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	1,235,000	1,082,533
6.00%, 04/15/2025*	240,000	233,228
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	1,702,000	1,517,282
Service Properties Trust
3.95%, 01/15/2028	133,000	98,367
4.38%, 02/15/2030	1,043,000	763,024
4.75%, 10/01/2026	715,000	561,051
4.95%, 10/01/2029	345,000	256,639
5.25%, 02/15/2026	702,000	593,316
5.50%, 12/15/2027	130,000	112,931
Starwood Property Trust, Inc.
3.63%, 07/15/2026*	260,000	234,650
4.38%, 01/15/2027*	190,000	174,156
4.75%, 03/15/2025	900,000	893,916
		9,054,347
Retail — 5.2%
Brinker International, Inc.
5.00%, 10/01/2024*	877,000	837,535
Carrols Restaurant Group, Inc.
5.88%, 07/01/2029*	883,000	633,531
Carvana Co.
4.88%, 09/01/2029*	575,000	343,246
5.50%, 04/15/2027*	1,172,000	773,520
5.88%, 10/01/2028*	293,000	185,762
CEC Entertainment LLC
6.75%, 05/01/2026*	1,915,000	1,785,737
Dave & Buster's, Inc.
7.63%, 11/01/2025*	785,000	790,427
eG Global Finance PLC
6.75%, 02/07/2025*	1,667,000	1,587,818
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	1,525,000	1,418,250
FirstCash, Inc.
4.63%, 09/01/2028*	1,401,000	1,253,273
5.63%, 01/01/2030*	541,000	507,945
Ken Garff Automotive LLC
4.88%, 09/15/2028*	1,525,000	1,257,720
Murphy Oil USA, Inc.
4.75%, 09/15/2029	1,190,000	1,151,170
Park River Holdings, Inc.
6.75%, 08/01/2029*	1,528,000	1,037,772
		13,563,706
Semiconductors — 0.9%
Entegris Escrow Corp.
5.95%, 06/15/2030*	1,380,000	1,369,650
ON Semiconductor Corp.
3.88%, 09/01/2028*	947,000	876,714
		2,246,364
Security Description	Shares or Principal Amount	Value

Software — 1.1%
Central Parent, Inc./Central Merger Sub, Inc.
7.25%, 06/15/2029*	$ 895,000	$ 909,678
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	772,000	614,007
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	1,035,000	855,978
5.38%, 12/01/2028*	563,000	413,505
		2,793,168
Telecommunications — 4.3%
Altice France SA
5.13%, 07/15/2029*	1,190,000	1,018,461
5.50%, 01/15/2028 to 10/15/2029*	2,668,000	2,306,958
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	1,829,000	1,788,817
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	1,325,000	1,286,106
Iliad Holding SAS
7.00%, 10/15/2028*	1,720,000	1,650,951
Lumen Technologies, Inc.
5.13%, 12/15/2026*	410,000	374,125
5.38%, 06/15/2029*	1,245,000	1,039,575
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	1,910,000	1,124,512
Zayo Group Holdings, Inc.
6.13%, 03/01/2028*	949,000	735,475
		11,324,980
Transportation — 0.6%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	1,750,000	1,631,262
Trucking&Leasing — 0.6%
AerCap Global Aviation Trust FRS
6.50%, 06/15/2045*	1,625,000	1,540,906
Total Corporate Bonds & Notes (cost $280,098,608)		253,828,993
LOANS(1)(2)(3) — 0.0%
Internet — 0.0%
RentPath, Inc. FRS
1.61%, (3 ML+0.00%), 05/03/2028(4)(5)(6)(7) (cost $2,189,623)	2,264,798	11,324
COMMON STOCKS — 1.0%
Oil Field Machinery & Equipment — 1.0%
Hi-Crush, Inc.(5)(7) (cost $917,788)	7,135,885	2,711,636
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc. †(5) (cost $0)	822	915
Total Long-Term Investment Securities (cost $283,206,019)		256,552,868

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 2.32%(8) (cost $1,510,553)	1,510,704	$ 1,510,553
TOTAL INVESTMENTS (cost $284,716,572)(9)	98.6%	258,063,421
Other assets less liabilities	1.4	3,744,936
NET ASSETS	100.0%	$261,808,357
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $211,822,819 representing 80.9% of net assets.
†	Non-income producing security
(1)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(2)	The SA PineBridge High-Yield Bond Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR"), the Secured Overnight Financing Rate ("SOFR"), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of July 31, 2022. Senior loans are generally considered to be restrictive in that the SA PineBridge High-Yield Bond Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(3)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(4)	Security in default of interest.
(5)	Securities classified as Level 3 (see Note 2).
(6)	Company has filed for bankruptcy protection.
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.
	01/29/2021	54,459	$71,830
	12/22/2021	7,081,426	845,958
		7,135,885	917,788	$2,711,636	$0.38	1.04%
Loans
RentPath, Inc. 1.61%, 05/03/2028	04/06/2021	$2,264,798	2,189,623	11,324	0.00	0.00
				$2,722,960		1.04%
(8)	The rate shown is the 7-day yield as of July 31, 2022.
(9)	See Note 3 for cost of investments on a tax basis.
3 ML—3 Month USD LIBOR
FRS—Floating Rate Security

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$253,828,993	$ —	$253,828,993
Loans	—	—	11,324	11,324
Common Stocks	—	—	2,711,636	2,711,636
Escrows and Litigation Trusts	—	—	915	915
Short-Term Investments	1,510,553	—	—	1,510,553
Total Investments at Value	$1,510,553	$253,828,993	$2,723,875	$258,063,421
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Loans	Common Stocks	Escrows and Litigation Trusts
Balance as of January 31, 2022	$ 11,505	$1,998,048	$ 2,927
Accrued Discounts	—	—	—
Accrued Premiums	3,305	—	—
Realized Gain	1,237	—	3,781
Realized Loss	—	—	—
Change in unrealized appreciation(1)	31,420	713,588	—
Change in unrealized depreciation(1)	—	—	(2,012)
Net purchases	—	—	—
Net sales	(36,143)	—	(3,781)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of July 31, 2022	$ 11,324	$2,711,636	$ 915
(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at July 31, 2022 includes:
Loans	Common Stocks	Escrows and Litigation Trusts
$31,420	$713,588	$(2,012)
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation
(depreciation) is attributable to securities sold/no longer held at July 31, 2022.
The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at July 31, 2022	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Loans	$11,324	Income Approach	Expected Future Cash Distribution*	0.5
Common Stocks	$2,711,636	Market Approach	LTM EBITDA Multiple*	2.5x
Escrow and Litigation Trusts	$915	Income Approach	Expected Future Cash Distribution*	2.97
			Discount for Uncertainty	25%-100% (62.50%)#
(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
#  The average represents the arithmetic average of the inputs.
See Notes to Financial Statements

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Banks	19.1%
Insurance	8.3
Oil & Gas	8.3
Telecommunications	6.6
Pharmaceuticals	5.8
Distribution/Wholesale	4.7
Home Furnishings	4.3
Mining	3.3
Food	2.9
Engineering & Construction	2.8
Beverages	2.6
Electronics	2.6
Building Materials	2.2
Electric	2.0
Miscellaneous Manufacturing	2.0
Diversified Financial Services	1.9
Retail	1.9
Water	1.8
Semiconductors	1.4
Transportation	1.3
Auto Parts & Equipment	1.2
Private Equity	1.2
Airlines	1.1
Cosmetics/Personal Care	1.1
Leisure Time	1.1
Agriculture	1.0
Aerospace/Defense	0.9
Food Service	0.8
Home Builders	0.6
Chemicals	0.6
Metal Fabricate/Hardware	0.4
Short-Term Investments	0.3
Machinery-Construction & Mining	0.1
96.2%
Country Allocation*
United Kingdom	24.5%
Japan	20.6
France	14.9
Australia	5.8
Germany	5.0
Canada	4.6
Netherlands	4.4
Ireland	3.8
South Korea	2.7
Hong Kong	2.5
Switzerland	1.7
Taiwan	1.1
Singapore	1.1
Norway	1.1
Jersey	1.0
Spain	0.6
Finland	0.5
United States	0.3
96.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.9%
Australia — 5.8%
Australia & New Zealand Banking Group, Ltd.†	30,084	$ 481,351
Australia & New Zealand Banking Group, Ltd. (ASE)	434,153	6,978,157
Qantas Airways, Ltd.†	1,137,120	3,646,267
QBE Insurance Group, Ltd.	738,538	5,978,635
Telstra Corp., Ltd.	735,808	2,004,122
		19,088,532
Canada — 4.6%
BCE, Inc.	69,603	3,516,703
Magna International, Inc.	60,485	3,862,293
Suncor Energy, Inc.	224,637	7,623,852
		15,002,848
Finland — 0.5%
Fortum Oyj	138,159	1,540,829
France — 14.9%
AXA SA	244,443	5,643,096
BNP Paribas SA	110,706	5,247,489
Cie de Saint-Gobain	72,189	3,367,457
Eurazeo SE	52,336	3,736,785
Euroapi SA†	5,066	85,779
Sanofi	113,709	11,314,362
TotalEnergies SE	84,681	4,319,627
Veolia Environnement SA	237,160	5,948,164
Vinci SA	93,722	8,994,467
		48,657,226
Germany — 5.0%
Allianz SE	17,929	3,251,431
Deutsche Post AG	104,583	4,162,162
LANXESS AG	55,057	2,016,204
Siemens AG	57,499	6,384,184
Siemens Energy AG	23,032	381,387
		16,195,368
Hong Kong — 2.5%
AIA Group, Ltd.	799,600	8,070,208
Ireland — 3.8%
AIB Group PLC	1,804,552	4,109,660
Cairn Homes PLC †	1,883,359	2,098,819
CRH PLC	97,562	3,737,689
Kerry Group PLC, Class A (ISE)	13,670	1,445,468
Kerry Group PLC, Class A (LSE)	9,593	1,010,613
		12,402,249
Japan — 20.6%
Asahi Group Holdings, Ltd.	78,300	2,715,973
Hoya Corp.	41,100	4,128,334
ITOCHU Corp.	128,200	3,741,908
KDDI Corp.	79,600	2,565,468
Minebea Mitsumi, Inc.	236,100	4,253,671
Mitsubishi Corp.	284,100	8,459,362
Mizuho Financial Group, Inc.	164,890	1,961,670
Nippon Telegraph & Telephone Corp.	271,600	7,759,767
NSK, Ltd.	222,000	1,245,483
ORIX Corp.	227,700	4,037,621
Pan Pacific International Holdings Corp.	165,900	2,584,260
Panasonic Holdings Corp.	309,400	2,557,646
Security Description	Shares or Principal Amount	Value

Japan (continued)
Seven & i Holdings Co., Ltd.	65,600	$ 2,679,903
Sony Group Corp.	91,900	7,866,627
Sumitomo Mitsui Financial Group, Inc.	223,600	7,007,658
Yamaha Motor Co., Ltd.	179,400	3,462,148
		67,027,499
Jersey — 1.0%
Ferguson PLC	25,233	3,177,529
Netherlands — 4.4%
ING Groep NV	909,064	8,834,659
JDE Peet's NV	33,070	958,881
Koninklijke Ahold Delhaize NV	161,895	4,460,553
		14,254,093
Norway — 1.1%
DNB Bank ASA	176,867	3,474,661
Singapore — 1.1%
DBS Group Holdings, Ltd.	156,008	3,563,328
South Korea — 2.7%
Hana Financial Group, Inc.	150,907	4,313,592
Samsung Electronics Co., Ltd.	94,834	4,497,407
		8,810,999
Spain — 0.6%
CaixaBank SA	671,878	2,018,837
Switzerland — 1.7%
UBS Group AG	345,149	5,652,805
Taiwan — 1.1%
Lite-On Technology Corp.	1,660,000	3,624,438
United Kingdom — 24.5%
Anglo American PLC	175,650	6,344,621
AstraZeneca PLC	56,987	7,490,939
BAE Systems PLC	321,861	3,026,621
BP PLC	1,252,982	6,137,369
Coca-Cola Europacific Partners PLC	89,619	4,850,180
Compass Group PLC	117,081	2,747,998
HSBC Holdings PLC	1,330,130	8,341,688
Imperial Brands PLC	153,113	3,367,790
JD Sports Fashion PLC	2,231,662	3,541,037
Prudential PLC	351,566	4,334,344
Quilter PLC*	1,662,004	2,130,183
Rio Tinto PLC	72,928	4,389,448
Shell PLC	335,948	8,976,447
SSE PLC	229,398	4,935,440
Unilever PLC	74,685	3,643,980
Vodafone Group PLC	3,743,053	5,522,286
		79,780,371
Total Long-Term Investment Securities (cost $314,655,884)		312,341,820
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.2%
United States Treasury Bills
1.49%, 08/11/2022	$ 200,000	199,887
1.49%, 08/16/2022	363,000	362,701
		562,588

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency — 0.1%
Federal Home Loan Bank 2.05%, 08/01/2022	$ 324,000	$ 324,000
Total Short-Term Investments (cost $886,692)		886,588
TOTAL INVESTMENTS (cost $315,542,576)(1)	96.2%	313,228,408
Other assets less liabilities	3.8	12,268,719
NET ASSETS	100.0%	$325,497,127
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam International Growth and Income Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $2,130,183 representing 0.7% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ASE—Australian Stock Exchange
ISE—Irish Stock Exchange
LSE—London Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	3,303,700	USD	2,554,967	10/19/2022	$ —	$ (24,243)
	EUR	2,505,100	USD	2,694,099	09/21/2022	124,811	—
	TWD	51,628,200	USD	1,760,733	08/17/2022	39,286	—
	USD	2,146,898	CHF	2,045,500	09/21/2022	10,067	—
	USD	4,611,318	EUR	4,276,200	09/21/2022	—	(225,549)
	USD	761,585	JPY	98,462,800	08/17/2022	—	(22,411)
						174,164	(272,203)
Barclays Bank PLC	GBP	2,113,100	USD	2,656,969	09/21/2022	80,696	—
	TWD	51,628,100	USD	1,761,871	08/17/2022	40,427	—
	USD	976,838	HKD	7,651,800	08/17/2022	—	(1,559)
	USD	650,188	ILS	2,274,700	10/19/2022	22,457	—
	USD	561,727	SEK	5,471,100	09/21/2022	—	(22,153)
	USD	343,433	TWD	10,159,100	08/17/2022	—	(4,697)
						143,580	(28,409)
Citibank, N.A.	CAD	2,250,900	USD	1,740,781	10/19/2022	—	(16,504)
	CHF	5,782,200	USD	6,068,436	09/21/2022	—	(28,852)
	HKD	9,209,200	USD	1,175,151	08/17/2022	1,369	—
	JPY	169,439,500	USD	1,291,352	08/17/2022	19,346	—
	USD	1,460,451	AUD	2,150,600	10/19/2022	43,863	—
	USD	8,475,831	CHF	8,073,700	09/21/2022	37,828	—
	USD	2,092,063	DKK	14,441,700	09/21/2022	—	(102,212)
						102,406	(147,568)
Goldman Sachs International	GBP	3,904,600	USD	4,909,449	09/21/2022	148,995	—
	USD	1,680,958	AUD	2,474,800	10/19/2022	50,129	—
	USD	740,701	ILS	2,590,600	10/19/2022	25,359	—
	USD	864,566	NOK	8,135,400	09/21/2022	—	(21,921)
						224,483	(21,921)
HSBC Bank PLC	CAD	505,400	USD	390,938	10/19/2022	—	(3,629)
	GBP	695,000	USD	836,497	09/21/2022	—	(10,841)
	SEK	8,774,900	USD	833,189	09/21/2022	—	(32,214)
	USD	1,092,060	CHF	1,041,100	09/21/2022	5,773	—
	USD	4,563,547	EUR	4,224,900	09/21/2022	—	(230,393)
						5,773	(277,077)

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank, N.A.	GBP	693,200	USD	865,229	09/21/2022	$ 20,086	$ —
	KRW	14,449,800,300	USD	11,461,925	08/17/2022	375,037	—
	NOK	1,213,900	USD	128,703	09/21/2022	2,970	—
	USD	2,695,914	KRW	3,467,468,500	08/17/2022	—	(35,433)
	USD	548,133	NZD	890,000	10/19/2022	11,313	—
	USD	1,080,303	SGD	1,495,900	08/17/2022	2,615	—
						412,021	(35,433)
Morgan Stanley & Co. International PLC	CAD	2,924,800	USD	2,262,339	10/19/2022	—	(21,063)
	CHF	1,311,200	USD	1,371,560	09/21/2022	—	(11,091)
	EUR	819,100	USD	842,666	09/21/2022	2,579	—
	GBP	643,400	USD	809,047	09/21/2022	24,620	—
	USD	421,827	CAD	546,400	10/19/2022	4,749	—
	USD	3,034,820	CHF	2,891,600	09/21/2022	14,351	—
	USD	5,053,656	JPY	653,463,000	08/17/2022	—	(148,018)
						46,299	(180,172)
Natwest Markets PLC	USD	7,974,517	CHF	7,598,000	09/21/2022	37,519	—
	USD	2,904,370	SEK	28,289,700	09/21/2022	—	(114,366)
						37,519	(114,366)
State Street Bank & Trust Company	AUD	1,533,900	USD	1,067,287	10/19/2022	—	(5,654)
	CAD	5,189,700	USD	4,014,077	10/19/2022	—	(37,539)
	EUR	2,043,200	USD	2,177,102	09/21/2022	81,549	—
	GBP	11,035,400	USD	13,821,515	09/21/2022	367,252	—
	USD	2,004,942	AUD	2,952,700	10/19/2022	60,429	—
	USD	1,008,992	ILS	3,531,300	10/19/2022	35,239	—
	USD	1,007,654	JPY	135,846,600	08/17/2022	12,165	—
	USD	2,880,158	SEK	28,059,900	09/21/2022	—	(112,816)
						556,634	(156,009)
Toronto Dominion Bank	USD	647,847	AUD	954,000	10/19/2022	19,462	—
	USD	1,489,121	SEK	14,531,000	09/21/2022	—	(56,035)
						19,462	(56,035)
UBS AG	CAD	3,540,000	USD	2,733,327	10/19/2022	—	(30,363)
	USD	737,607	HKD	5,777,600	08/17/2022	—	(1,208)
						—	(31,571)
Westpac Banking Corp.	CAD	966,900	USD	747,862	10/19/2022	—	(7,000)
	GBP	466,500	USD	586,575	09/21/2022	17,822	—
	JPY	113,396,300	USD	830,517	08/17/2022	—	(20,765)
	USD	903,880	EUR	836,800	09/21/2022	—	(45,639)
	USD	8,586,070	GBP	6,819,900	09/21/2022	—	(271,308)
						17,822	(344,712)
Unrealized Appreciation (Depreciation)						$1,740,163	$ (1,665,476)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$ 481,351	$ 18,607,181	$—	$ 19,088,532
Canada	15,002,848	—	—	15,002,848
United Kingdom	4,850,180	74,930,191	—	79,780,371
Other Countries	—	198,470,069	—	198,470,069
Short-Term Investments	—	886,588	—	886,588
Total Investments at Value	$20,334,379	$292,894,029	$—	$313,228,408
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 1,740,163	$—	$ 1,740,163
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 1,665,476	$—	$ 1,665,476
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Short-Term Investments	14.7%
Banks	13.7
Software	5.2
Oil & Gas	4.9
Pharmaceuticals	4.9
REITS	4.1
Internet	3.8
Semiconductors	3.5
Telecommunications	3.4
Diversified Financial Services	3.4
Computers	2.6
Retail	2.6
Electric	2.2
Insurance	2.0
Pipelines	1.9
Healthcare-Products	1.7
Food	1.7
Commercial Services	1.6
Media	1.6
Beverages	1.6
Unaffiliated Investment Companies	1.3
Mining	1.3
Healthcare-Services	1.2
Miscellaneous Manufacturing	1.0
Transportation	0.9
Auto Manufacturers	0.9
Chemicals	0.8
Building Materials	0.8
Electrical Components & Equipment	0.8
Apparel	0.7
Cosmetics/Personal Care	0.7
Machinery-Diversified	0.6
Iron/Steel	0.6
Biotechnology	0.5
Distribution/Wholesale	0.5
Energy-Alternate Sources	0.4
Lodging	0.4
Auto Parts & Equipment	0.4
Entertainment	0.4
Household Products/Wares	0.4
Environmental Control	0.4
Home Furnishings	0.3
Packaging & Containers	0.2
Electronics	0.2
Gas	0.2
Machinery-Construction & Mining	0.2
Aerospace/Defense	0.1
Agriculture	0.1
Hand/Machine Tools	0.1
Engineering & Construction	0.1
Oil & Gas Services	0.1
Home Builders	0.1
Water	0.1
Advertising	0.1
Office/Business Equipment	0.1
Real Estate	0.1
Purchased Options	0.1
98.3%
Country Allocation*
United States	71.7%
United Kingdom	5.1
Switzerland	3.5
Canada	2.3

Japan	2.3%
Ireland	2.1
France	1.9
Germany	1.6
Italy	1.2
Netherlands	0.8
Spain	0.8
Cayman Islands	0.6
Hong Kong	0.5
Sweden	0.5
Australia	0.5
British Virgin Islands	0.4
Denmark	0.4
Taiwan	0.4
Norway	0.3
India	0.3
Brazil	0.2
Jersey	0.2
Austria	0.1
Curacao	0.1
Israel	0.1
Singapore	0.1
Bermuda	0.1
Guernsey	0.1
Purchased Options	0.1
98.3%
Credit Quality#†
Aaa	0.7%
Aa	1.4
A	20.2
Baa	72.3
Ba	2.9
Not Rated@	2.5
100.0%

*	Calculated as a percentage of net assets
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 46.9%
Australia — 0.4%
Allkem, Ltd.†	10,042	$ 80,076
Aristocrat Leisure, Ltd.	2,945	73,051
Australia & New Zealand Banking Group, Ltd.	4,467	71,798
BHP Group, Ltd. (ASX)	16,356	449,855
BHP Group, Ltd. (LSE)	2,965	81,614
BlueScope Steel, Ltd.	2,498	29,073
Commonwealth Bank of Australia	1,953	138,141
CSL, Ltd.	546	110,885
Endeavour Group, Ltd.	1,510	8,381
Fortescue Metals Group, Ltd.	9,476	121,815
IGO, Ltd.	3,223	25,005
Iluka Resources, Ltd.	3,957	26,616
Lynas Rare Earths, Ltd.†	2,723	16,681
Macquarie Group, Ltd.	694	87,978
Mineral Resources, Ltd.	986	37,151
National Australia Bank, Ltd.	4,816	103,181
Perseus Mining, Ltd.	27,451	32,831
Pilbara Minerals, Ltd.†	13,032	25,555
Rio Tinto, Ltd.	2,465	168,941
Vicinity Centres	21,657	31,452
Washington H. Soul Pattinson & Co., Ltd.	1,169	21,045
Wesfarmers, Ltd.	2,591	84,519
Westpac Banking Corp.	5,503	82,849
Woodside Energy Group, Ltd.	4,735	106,524
Woolworths Group, Ltd.	1,510	39,650
		2,054,667
Austria — 0.1%
Erste Group Bank AG	24,462	619,427
OMV AG	1,519	64,455
		683,882
Belgium — 0.0%
Ageas SA/NV	1,330	57,974
Anheuser-Busch InBev SA NV	1,120	59,997
KBC Group NV	462	24,235
Solvay SA	377	33,085
		175,291
Bermuda — 0.1%
Arch Capital Group, Ltd.†	1,334	59,229
Assured Guaranty, Ltd.	795	46,420
Axis Capital Holdings, Ltd.	535	27,012
Essent Group, Ltd.	1,168	48,776
Everest Re Group, Ltd.	308	80,496
RenaissanceRe Holdings, Ltd.	383	49,526
Triton International, Ltd.	586	37,551
		349,010
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	419,936	900,077
Cia. de Saneamento do Parana (Preference Shares)	17,800	12,901
Engie Brasil Energia SA	3,800	32,550
Raia Drogasil SA	40,768	165,306
		1,110,834
British Virgin Islands — 0.0%
Sierra Rutile Holdings, Ltd.†	3,957	885
Security Description	Shares or Principal Amount	Value

Canada — 1.2%
Advantage Energy, Ltd.†	4,498	$ 38,673
Agnico Eagle Mines, Ltd.	839	36,075
ARC Resources, Ltd.	3,435	48,177
B2Gold Corp.	6,140	21,481
Bank of Montreal	3,485	347,425
Bank of Nova Scotia	1,588	96,740
Barrick Gold Corp.	3,111	49,026
BCE, Inc.	3,826	193,309
BlackBerry, Ltd.†	1,704	10,472
Brookfield Asset Management, Inc., Class A	1,799	89,265
Canadian National Railway Co.	13,126	1,662,903
Canadian Natural Resources, Ltd.	5,208	287,578
Canadian Pacific Railway, Ltd.	3,471	273,685
Constellation Software, Inc.	140	238,156
Dollarama, Inc.	5,391	326,731
Enbridge, Inc.	1,968	88,384
Fairfax Financial Holdings, Ltd.	136	73,260
Franco-Nevada Corp.	285	36,493
Imperial Oil, Ltd.	816	39,107
Keyera Corp.	1,848	47,897
Magna International, Inc.	1,207	77,073
Manulife Financial Corp.	11,155	204,188
National Bank of Canada	1,596	111,984
Nutrien, Ltd.	1,971	168,725
Open Text Corp.	1,342	54,893
Royal Bank of Canada	4,540	442,673
Shopify, Inc., Class A†	1,020	35,533
Suncor Energy, Inc.	6,652	225,759
TC Energy Corp.	1,517	80,876
Toromont Industries, Ltd.	1,332	112,183
Toronto-Dominion Bank	7,308	474,702
Tourmaline Oil Corp.	734	45,987
West Fraser Timber Co., Ltd.	598	55,987
		6,095,400
Cayman Islands — 0.5%
Alibaba Group Holding, Ltd.†	99,300	1,121,903
CK Asset Holdings, Ltd.	18,444	130,580
SITC International Holdings Co., Ltd.	15,000	51,118
Tencent Holdings, Ltd.	26,400	1,038,517
		2,342,118
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	486	47,808
Curacao — 0.1%
Schlumberger NV	14,774	547,081
Denmark — 0.4%
AP Moller - Maersk A/S, Series B	38	103,719
Chr. Hansen Holding A/S	406	26,554
DSV A/S	559	93,960
Novo Nordisk A/S, Class B	6,170	725,641
Orsted A/S*	507	58,972
Pandora A/S	609	45,036
Vestas Wind Systems A/S	43,216	1,130,632
		2,184,514
Finland — 0.0%
Kesko Oyj, Class B	1,267	31,360
Neste Oyj	776	39,842
Nokia Oyj†	7,810	40,887

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nordea Bank Abp	4,464	$ 43,993
UPM-Kymmene Oyj	1,505	47,636
		203,718
France — 1.5%
Air Liquide SA	2,614	360,265
AXA SA	4,316	99,637
BNP Paribas SA	3,560	168,745
Carrefour SA	45,776	780,795
Cie de Saint-Gobain	2,797	130,474
Danone SA	1,101	60,706
Edenred	1,679	86,299
Engie SA	3,078	38,121
Eramet SA	142	15,042
EssilorLuxottica SA	429	67,305
Hermes International	154	210,840
Kering SA	110	63,115
Legrand SA	10,933	897,875
L'Oreal SA	321	121,248
LVMH Moet Hennessy Louis Vuitton SE	882	613,525
Metropole Television SA	1,196	15,746
Pernod Ricard SA	1,715	337,530
Rexel SA	2,026	36,000
Safran SA	406	44,737
Sanofi	16,014	1,593,437
Sartorius Stedim Biotech	89	35,710
Schneider Electric SE	8,929	1,238,482
Societe Generale SA	4,747	106,451
TotalEnergies SE	8,343	425,581
Vinci SA	1,100	105,567
		7,653,233
Germany — 1.1%
adidas AG	221	37,928
Allianz SE	604	109,536
BASF SE	1,607	71,310
Bayer AG	1,144	66,669
Bayerische Motoren Werke AG	12,497	1,016,049
Continental AG	601	42,508
Covestro AG*	861	29,250
Daimler Truck Holding AG†	666	18,105
Delivery Hero SE*†	210	10,071
Deutsche Bank AG	2,843	24,770
Deutsche Telekom AG	3,782	71,545
E.ON SE	4,413	39,555
HelloFresh SE†	266	7,296
Henkel AG & Co. KGaA (Preference Shares)	786	50,080
Infineon Technologies AG	33,900	920,716
Knorr-Bremse AG	9,673	574,978
Mercedes-Benz Group AG	1,133	66,289
Muenchener Rueckversicherungs-Gesellschaft AG	168	37,991
RWE AG	1,088	44,868
SAP SE	12,421	1,151,271
Sartorius AG (Preference Shares)	112	49,846
Siemens AG	10,414	1,156,279
Siemens Energy AG	498	8,246
Security Description	Shares or Principal Amount	Value

Germany (continued)
Volkswagen AG (Preference Shares)	511	$ 71,750
Vonovia SE	787	26,123
		5,703,029
Guernsey — 0.1%
Amdocs, Ltd.	3,478	302,795
Hong Kong — 0.5%
AIA Group, Ltd.	163,800	1,653,202
Galaxy Entertainment Group, Ltd.	7,000	41,717
Hong Kong & China Gas Co., Ltd.	42,735	45,134
Hong Kong Exchanges & Clearing, Ltd.	16,900	776,210
Techtronic Industries Co., Ltd.	2,500	27,898
		2,544,161
India — 0.3%
HDFC Bank, Ltd. ADR	19,485	1,223,658
Infosys, Ltd. ADR	3,614	70,437
		1,294,095
Indonesia — 0.0%
Telkom Indonesia Persero Tbk PT	257,400	73,546
Ireland — 0.6%
Accenture PLC, Class A	3,170	970,844
Allegion PLC	2,325	245,753
Aon PLC, Class A	1,098	319,562
CRH PLC	1,844	70,645
Eaton Corp. PLC	776	115,151
Horizon Therapeutics PLC†	1,349	111,927
James Hardie Industries PLC CDI	1,662	41,104
Jazz Pharmaceuticals PLC†	410	63,985
Johnson Controls International PLC	3,075	165,773
Linde PLC	580	175,160
Medtronic PLC	2,897	268,030
Seagate Technology Holdings PLC	1,858	148,603
Smurfit Kappa Group PLC	1,154	41,901
Trane Technologies PLC	528	77,611
Willis Towers Watson PLC	165	34,145
		2,850,194
Israel — 0.1%
Check Point Software Technologies, Ltd.†	2,335	290,941
ICL Group, Ltd.	3,607	32,831
NICE, Ltd. ADR†	189	40,450
Plus500, Ltd.	2,026	41,134
		405,356
Italy — 0.5%
Enel SpA	10,414	52,622
Eni SpA	9,554	114,906
FinecoBank Banca Fineco SpA	57,891	722,958
Intesa Sanpaolo SpA	521,065	929,924
Italgas SpA	6,101	34,968
Moncler SpA	4,527	227,202
Recordati Industria Chimica e Farmaceutica SpA	2,218	98,483
Telecom Italia SpA†	37,774	8,410
Terna - Rete Elettrica Nazionale SpA	12,800	98,151
UniCredit SpA	3,857	38,192
		2,325,816
Japan — 2.3%
AGC, Inc.	900	32,805

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aisin Corp.	1,400	$ 41,613
Ajinomoto Co., Inc.	2,100	55,247
Asahi Kasei Corp.	3,200	25,740
Astellas Pharma, Inc.	26,700	418,714
BayCurrent Consulting, Inc.	200	62,556
Bridgestone Corp.	36,200	1,417,874
Chugai Pharmaceutical Co., Ltd.	900	25,334
Daiichi Sankyo Co., Ltd.	2,100	55,622
Daikin Industries, Ltd.	600	105,533
Daiwa House REIT Investment Corp.	24	57,802
Denka Co., Ltd.	800	20,726
Dowa Holdings Co., Ltd.	500	18,037
Eisai Co., Ltd.	400	18,325
FANUC Corp.	200	34,554
Fast Retailing Co., Ltd.	100	60,657
Fujitsu, Ltd.	300	41,996
GLP J-REIT	15	19,723
Hitachi, Ltd.	1,800	91,339
Honda Motor Co., Ltd.	8,000	204,881
Hoya Corp.	700	70,312
Inpex Corp.	20,300	232,505
Isuzu Motors, Ltd.	4,100	45,057
ITOCHU Corp.	3,400	99,239
Itochu Techno-Solutions Corp.	1,700	45,581
Kajima Corp.	3,800	43,400
Kao Corp.	900	39,239
KDDI Corp.	14,900	480,219
Keyence Corp.	200	79,369
Koei Tecmo Holdings Co., Ltd.	1,200	41,889
Komatsu, Ltd.	4,000	91,395
Lasertec Corp.†	100	14,614
Marubeni Corp.	10,300	95,950
Mazda Motor Corp.	7,600	64,076
Mitsubishi Gas Chemical Co., Inc.	2,100	30,550
Mitsubishi UFJ Financial Group, Inc.	38,300	215,883
Mitsui & Co., Ltd.	5,800	127,437
Mitsui Fudosan Co., Ltd.	2,200	49,224
Mitsui OSK Lines, Ltd.	2,400	65,891
Mizuho Financial Group, Inc.	6,500	77,329
Murata Manufacturing Co., Ltd.	1,100	64,384
NGK Insulators, Ltd.	2,500	36,596
NGK Spark Plug Co., Ltd.	2,700	52,900
Nidec Corp.	700	48,699
Nintendo Co., Ltd.	200	89,928
Nippon Building Fund, Inc.	12	63,632
Nippon Prologis REIT, Inc.	16	41,582
Nippon Telegraph & Telephone Corp.	11,900	339,990
Nippon Yusen KK	1,100	86,497
Nomura Holdings, Inc.	7,500	28,692
Nomura Research Institute, Ltd.	1,700	51,202
Obayashi Corp.	5,000	36,773
OBIC Co., Ltd.	400	63,818
Odakyu Electric Railway Co., Ltd.	1,900	27,233
Olympus Corp.	1,700	36,028
Ono Pharmaceutical Co., Ltd.	8,000	224,558
Oracle Corp. Japan	600	37,392
Oriental Land Co., Ltd.	400	60,474
Osaka Gas Co., Ltd.	2,600	46,719
Panasonic Holdings Corp.	7,100	58,692
Recruit Holdings Co., Ltd.	35,300	1,325,838
Renesas Electronics Corp.†	3,200	30,829
Security Description	Shares or Principal Amount	Value

Japan (continued)
Rorze Corp.	200	$ 12,857
SCREEN Holdings Co., Ltd.	300	21,595
Sekisui Chemical Co., Ltd.	4,100	57,645
Seven & i Holdings Co., Ltd.	1,500	61,278
Shimano, Inc.	300	50,691
Shin-Etsu Chemical Co., Ltd.	500	64,122
Shinko Electric Industries Co., Ltd.	600	15,459
Shiseido Co., Ltd.	700	28,816
SMC Corp.	2,000	989,802
SoftBank Group Corp.	1,800	76,568
Sony Group Corp.	14,500	1,241,198
Subaru Corp.	2,800	49,005
Sumitomo Corp.	5,000	70,195
Sumitomo Heavy Industries, Ltd.	1,200	27,404
Sumitomo Mitsui Financial Group, Inc.	3,200	100,289
Suzuki Motor Corp.	800	26,144
Sysmex Corp.	400	28,093
Taisei Corp.	1,100	35,095
Takeda Pharmaceutical Co., Ltd.	2,000	58,848
TechnoPro Holdings, Inc.	1,000	23,294
Tokyo Electron, Ltd.	500	173,355
Tokyo Seimitsu Co., Ltd.	700	24,307
Tosoh Corp.	2,100	27,284
Toyota Motor Corp.	27,700	448,382
Toyota Tsusho Corp.	800	27,356
Yamaha Motor Co., Ltd.	2,800	54,036
Yokogawa Electric Corp.	2,200	38,722
		11,502,533
Jersey — 0.1%
Aptiv PLC†	394	41,327
Experian PLC	1,273	44,603
Ferguson PLC	523	65,860
Glencore PLC	16,107	91,027
Man Group PLC	15,717	52,276
		295,093
Luxembourg — 0.0%
ArcelorMittal SA	1,422	34,939
RTL Group SA	236	9,251
		44,190
Malaysia — 0.0%
Heineken Malaysia Bhd†	1,300	6,643
Mexico — 0.0%
Bolsa Mexicana de Valores SAB de CV	8,559	16,055
GMexico Transportes SAB de CV*	21,900	36,322
Grupo Aeroportuario del Pacifico SAB de CV ADR	286	38,621
Kimberly-Clark de Mexico SAB de CV, Class A	42,900	63,344
		154,342
Netherlands — 0.6%
ABN AMRO Bank NV CVA*	1,990	20,368
Aegon NV	14,012	61,558
Airbus SE	599	64,774
AMG Advanced Metallurgical Group NV	877	24,524
Argenx SE (BSE)†	130	47,464
ASML Holding NV	3,135	1,799,994
ASR Nederland NV	1,132	47,195
BE Semiconductor Industries NV	1,016	54,450

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Ferrari NV	184	$ 39,016
ING Groep NV	14,680	142,666
Just Eat Takeaway.com NV *†	586	10,812
Koninklijke Ahold Delhaize NV	2,256	62,158
Koninklijke KPN NV	47,680	157,000
Koninklijke Philips NV	1,379	28,607
LyondellBasell Industries NV, Class A	915	81,545
NN Group NV	1,840	86,258
NXP Semiconductors NV	419	77,046
Prosus NV	1,051	69,033
Stellantis NV	9,376	134,695
Wolters Kluwer NV	2,330	253,170
		3,262,333
New Zealand — 0.0%
Spark New Zealand, Ltd.	24,300	78,184
Norway — 0.3%
Aker BP ASA	1,083	37,457
Aker BP ASA SDR†	2,101	72,583
Equinor ASA	36,773	1,414,284
Norsk Hydro ASA	2,771	18,718
Yara International ASA	1,925	81,984
		1,625,026
Puerto Rico — 0.0%
EVERTEC, Inc.	1,158	45,150
Singapore — 0.1%
DBS Group Holdings, Ltd.	9,600	219,270
Oversea-Chinese Banking Corp., Ltd.	9,700	82,116
United Overseas Bank, Ltd.	1,100	21,994
Venture Corp., Ltd.	4,200	53,589
		376,969
South Africa — 0.0%
Impala Platinum Holdings, Ltd.	2,691	29,999
Vodacom Group, Ltd.	8,165	67,850
		97,849
South Korea — 0.0%
DB HiTek Co., Ltd.	396	13,777
Kia Corp.	728	45,668
KT Corp.	1,211	35,186
		94,631
Spain — 0.3%
Amadeus IT Group SA†	673	39,269
Banco Bilbao Vizcaya Argentaria SA	17,730	80,684
Banco Santander SA†	18,142	45,455
Cellnex Telecom SA*	1,099	49,191
Iberdrola SA	97,692	1,040,819
Industria de Diseno Textil SA	2,137	51,907
Red Electrica Corp. SA	9,832	193,196
Repsol SA	11,394	142,132
		1,642,653
Sweden — 0.5%
Assa Abloy AB, Class B	2,764	65,281
Atlas Copco AB	13,349	156,052
Boliden AB	735	24,465
Epiroc AB, Class A	3,277	58,295
Essity AB, Class B	2,358	59,939
Evolution AB*	1,461	142,218
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Hennes & Mauritz AB, Class B	1,127	$ 14,381
Nibe Industrier AB, Class B	20,763	209,194
Sagax AB, Class B	1,698	43,669
Skandinaviska Enskilda Banken AB, Class A	12,937	140,799
Svenska Handelsbanken AB, Class A	123,882	1,117,696
Swedbank AB, Class A	1,532	21,239
Swedish Match AB	5,318	55,710
Tele2 AB, Class B	10,781	123,239
Telefonaktiebolaget LM Ericsson, Class B	14,134	107,157
Thule Group AB*	1,431	41,852
Volvo AB, Class B	2,924	52,416
		2,433,602
Switzerland — 2.1%
ABB, Ltd.	3,784	115,139
Bachem Holding AG	170	11,468
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	89	981,938
Chubb, Ltd.	2,206	416,140
Cie Financiere Richemont SA	7,765	939,466
Credit Suisse Group AG	6,439	37,582
Givaudan SA	24	84,011
Julius Baer Group, Ltd.	1,443	74,829
Lonza Group AG	1,462	891,003
Nestle SA	22,487	2,761,881
Novartis AG	7,176	616,745
Roche Holding AG	6,932	2,301,984
Sika AG	2,629	650,631
Swisscom AG	226	122,237
UBS Group AG	16,524	270,628
Zurich Insurance Group AG	284	123,969
		10,399,651
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,908	1,938,420
United Kingdom — 3.5%
Admiral Group PLC	4,335	101,357
Anglo American PLC	2,036	73,542
Ashtead Group PLC	1,159	65,351
AstraZeneca PLC	14,828	1,949,140
Auto Trader Group PLC*	20,465	157,857
Aviva PLC	8,875	43,063
BAE Systems PLC	5,442	51,174
Barclays PLC	84,721	162,972
BP PLC	59,680	292,325
British American Tobacco PLC	2,351	92,400
Britvic PLC	3,823	40,191
Bunzl PLC	21,194	795,092
Burberry Group PLC	44,553	978,301
Centrica PLC†	49,860	53,475
Compass Group PLC	2,414	56,659
Cushman & Wakefield PLC†	946	15,893
Diageo PLC	31,816	1,512,229
Drax Group PLC	6,256	60,015
GSK PLC	64,506	1,358,954
Haleon PLC†	58,994	209,637
Hargreaves Lansdown PLC	3,992	41,434
HSBC Holdings PLC	57,255	359,065
HSBC Holdings PLC	11,200	70,796

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
IG Group Holdings PLC	8,832	$ 85,814
Imperial Brands PLC	2,052	45,135
Legal & General Group PLC	37,785	120,562
Liberty Global PLC, Class A†	1,246	27,113
Lloyds Banking Group PLC	318,184	176,467
London Stock Exchange Group PLC	455	44,404
National Grid PLC	62,985	869,474
Natwest Group PLC	36,933	112,106
Prudential PLC	3,767	46,442
Rathbone Brothers PLC	817	18,056
Reckitt Benckiser Group PLC	16,824	1,365,783
RELX PLC	48,806	1,444,244
Rio Tinto PLC	5,865	353,007
Severn Trent PLC	2,262	81,238
Shell PLC (LSE)	24,851	664,013
Shell PLC (XAMS)	57,306	1,528,225
Standard Chartered PLC	20,158	139,092
Tesco PLC	300,153	961,648
Tronox Holdings PLC, Class A	860	13,425
Unilever PLC	7,234	352,363
United Utilities Group PLC	6,026	80,110
Vodafone Group PLC	506,958	747,937
		17,817,580
United States — 29.0%
3M Co.	4,595	658,188
Abbott Laboratories	6,628	721,392
AbbVie, Inc.	5,517	791,745
Activision Blizzard, Inc.	5,114	408,864
Adobe, Inc.†	2,546	1,044,166
Advanced Micro Devices, Inc.†	9,668	913,336
AGCO Corp.	225	24,507
Agilent Technologies, Inc.	1,123	150,594
Air Products and Chemicals, Inc.	1,544	383,267
Albemarle Corp.	145	35,425
Align Technology, Inc.†	97	27,254
Alleghany Corp.†	126	105,522
Allison Transmission Holdings, Inc.	1,293	54,138
Allstate Corp.	321	37,547
Alnylam Pharmaceuticals, Inc.†	236	33,521
Alphabet, Inc., Class A†	39,967	4,648,961
Alphabet, Inc., Class C†	20,259	2,363,010
Altria Group, Inc.	1,871	82,062
Amazon.com, Inc.†	34,243	4,621,093
AMC Entertainment Holdings, Inc., Class A†	705	10,265
American Express Co.	4,574	704,488
American Tower Corp.	1,593	431,432
American Water Works Co., Inc.	1,639	254,766
Ameriprise Financial, Inc.	594	160,332
AMETEK, Inc.	2,729	337,032
Amgen, Inc.	2,663	659,013
Amkor Technology, Inc.	696	14,038
Analog Devices, Inc.	1,747	300,414
Apple, Inc.	53,618	8,713,461
Applied Materials, Inc.	2,605	276,078
ArcBest Corp.	282	24,985
Archer-Daniels-Midland Co.	3,550	293,834
Arista Networks, Inc.†	1,546	180,310
Arrow Electronics, Inc.†	563	72,160
Artisan Partners Asset Management, Inc., Class A	1,137	45,207
Security Description	Shares or Principal Amount	Value

United States (continued)
AT&T, Inc.	27,671	$ 519,661
Atkore, Inc.†	1,010	100,263
Autodesk, Inc.†	312	67,492
Automatic Data Processing, Inc.	2,311	557,228
AutoNation, Inc.†	533	63,288
AutoZone, Inc.†	107	228,701
Avnet, Inc.	1,134	54,285
Axcelis Technologies, Inc.†	315	22,154
Bank of America Corp.	21,778	736,314
Bank of New York Mellon Corp.	4,841	210,390
Bank OZK	1,091	43,749
Baxter International, Inc.	694	40,710
Becton Dickinson & Co.	307	75,003
Berkshire Hathaway, Inc., Class B†	1,968	591,581
Bill.com Holdings, Inc.†	222	29,988
Biogen, Inc.†	190	40,861
Bio-Techne Corp.	170	65,498
BlackRock, Inc.	751	502,554
Blackstone, Inc.	644	65,733
Block, Inc., Class A†	2,090	158,965
Boeing Co.†	530	84,434
Boise Cascade Co.	580	41,012
Booking Holdings, Inc.†	1,096	2,121,516
BorgWarner, Inc.	2,179	83,804
Boston Scientific Corp.†	1,776	72,905
Bristol-Myers Squibb Co.	21,768	1,606,043
Broadcom, Inc.	1,332	713,259
Brown-Forman Corp., Class B	2,042	151,557
Cadence Design Systems, Inc.†	1,753	326,198
Caesars Entertainment, Inc.†	345	15,763
Camden Property Trust	1,337	188,651
Capital One Financial Corp.	1,613	177,156
Carvana Co.†	114	3,323
Caterpillar, Inc.	4,223	837,210
Celanese Corp.	273	32,080
Centene Corp.†	815	75,771
CF Industries Holdings, Inc.	314	29,984
Charles Schwab Corp.	12,626	871,825
Charter Communications, Inc., Class A†	154	66,543
Chemours Co.	1,118	39,790
Chevron Corp.	3,271	535,724
Chipotle Mexican Grill, Inc.†	43	67,261
Choice Hotels International, Inc.	322	38,920
Cigna Corp.	908	250,027
Cintas Corp.	122	51,910
Cisco Systems, Inc.	15,104	685,269
Citigroup, Inc.	6,045	313,736
Clorox Co.	123	17,446
Cloudflare, Inc., Class A†	337	16,958
CME Group, Inc.	338	67,424
Coca-Cola Co.	14,033	900,498
Cognizant Technology Solutions Corp., Class A	723	49,135
Colgate-Palmolive Co.	5,350	421,259
Comcast Corp., Class A	21,911	822,101
Conagra Brands, Inc.	791	27,060
ConocoPhillips	17,107	1,666,735
Constellation Energy Corp.	584	38,602
Corning, Inc.	2,283	83,923
Corteva, Inc.	14,242	819,627
CoStar Group, Inc.†	660	47,909

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Costco Wholesale Corp.	1,770	$ 958,101
Coterra Energy, Inc.	33,971	1,039,173
Crocs, Inc.†	1,416	101,442
Crowdstrike Holdings, Inc., Class A†	2,593	476,075
Crown Castle, Inc.	479	86,536
CSX Corp.	3,592	116,129
CVS Health Corp.	1,182	113,094
D.R. Horton, Inc.	869	67,808
Danaher Corp.	3,894	1,134,984
Darling Ingredients, Inc.†	851	58,957
Datadog, Inc., Class A†	228	23,258
DaVita, Inc.†	922	77,596
Deckers Outdoor Corp.†	933	292,225
Deere & Co.	1,777	609,831
Devon Energy Corp.	1,534	96,412
DexCom, Inc.†	2,116	173,681
Digital Realty Trust, Inc.	346	45,828
Discover Financial Services	1,218	123,018
DocuSign, Inc.†	308	19,706
Dollar General Corp.	3,452	857,580
Dollar Tree, Inc.†	377	62,341
Dominion Energy, Inc.	1,131	92,719
Dow, Inc.	1,309	69,652
Dropbox, Inc., Class A†	2,319	52,734
Duke Energy Corp.	649	71,345
DuPont de Nemours, Inc.	849	51,984
eBay, Inc.	3,568	173,512
Ecolab, Inc.	357	58,966
Edison International	572	38,764
Edwards Lifesciences Corp.†	8,872	891,991
Electronic Arts, Inc.	1,045	137,135
Elevance Health, Inc.	251	119,752
Eli Lilly & Co.	5,694	1,877,255
Emerson Electric Co.	9,154	824,501
Encore Wire Corp.	345	47,772
EnerSys	198	13,050
Enphase Energy, Inc.†	2,190	622,354
EOG Resources, Inc.	2,406	267,595
Equinix, Inc.	104	73,189
Equity LifeStyle Properties, Inc.	1,437	105,648
Estee Lauder Cos., Inc., Class A	1,671	456,350
Etsy, Inc.†	149	15,454
Evergy, Inc.	1,512	103,209
Eversource Energy	909	80,192
Exact Sciences Corp.†	248	11,185
Exelon Corp.	1,753	81,497
Extra Space Storage, Inc.	1,791	339,430
Exxon Mobil Corp.	6,776	656,798
FactSet Research Systems, Inc.	798	342,885
Fastenal Co.	4,189	215,147
Federated Hermes, Inc.	1,166	39,772
FedEx Corp.	335	78,085
Fidelity National Information Services, Inc.	4,934	504,057
Fifth Third Bancorp	3,230	110,208
First Solar, Inc.†	6,317	626,457
Fiserv, Inc.†	757	80,000
Ford Motor Co.	5,212	76,564
Fortinet, Inc.†	3,220	192,073
Fox Corp., Class A	3,443	113,998
Franklin Resources, Inc.	1,913	52,512
Security Description	Shares or Principal Amount	Value

United States (continued)
Freeport-McMoRan, Inc.	12,254	$ 386,614
Gartner, Inc.†	124	32,920
Generac Holdings, Inc.†	81	21,732
General Dynamics Corp.	417	94,521
General Electric Co.	959	70,880
General Mills, Inc.	3,146	235,289
General Motors Co.†	8,245	298,964
Gilead Sciences, Inc.	4,409	263,438
Global Payments, Inc.	602	73,637
Goldman Sachs Group, Inc.	446	148,692
GoodRx Holdings, Inc., Class A†	1,385	8,629
Graco, Inc.	1,340	89,994
Graphic Packaging Holding Co.	2,169	48,260
Harley-Davidson, Inc.	1,074	40,608
Hartford Financial Services Group, Inc.	917	59,119
HCA Healthcare, Inc.	3,904	829,288
Henry Schein, Inc.†	622	49,032
Hershey Co.	1,394	317,776
Hess Corp.	863	97,062
Hewlett Packard Enterprise Co.	6,045	86,081
HF Sinclair Corp.	813	38,878
Home Depot, Inc.	4,571	1,375,597
Honeywell International, Inc.	681	131,065
Houlihan Lokey, Inc.	910	76,950
Howmet Aerospace, Inc.	830	30,818
HP, Inc.	5,205	173,795
HubSpot, Inc.†	54	16,632
Humana, Inc.	168	80,976
Huntington Ingalls Industries, Inc.	238	51,608
Huntsman Corp.	1,540	44,598
IAC/InterActiveCorp†	218	14,933
IDEX Corp.	700	146,125
IDEXX Laboratories, Inc.†	1,095	437,102
Illinois Tool Works, Inc.	1,369	284,423
Illumina, Inc.†	161	34,885
Incyte Corp.†	363	28,198
Intel Corp.	3,543	128,646
Intercontinental Exchange, Inc.	650	66,294
International Business Machines Corp.	803	105,024
International Flavors & Fragrances, Inc.	2,057	255,171
International Paper Co.	1,690	72,281
Intuit, Inc.	2,470	1,126,740
Intuitive Surgical, Inc.†	448	103,116
IQVIA Holdings, Inc.†	277	66,555
Jack Henry & Associates, Inc.	726	150,841
Johnson & Johnson	17,035	2,972,948
JPMorgan Chase & Co.	19,145	2,208,567
Juniper Networks, Inc.	1,375	38,541
Kellogg Co.	5,040	372,557
KeyCorp	2,209	40,425
Keysight Technologies, Inc.†	484	78,698
Kimberly-Clark Corp.	1,951	257,122
Kinder Morgan, Inc.	3,629	65,286
KLA Corp.	743	284,970
Kraft Heinz Co.	941	34,657
Kroger Co.	1,004	46,626
Kulicke & Soffa Industries, Inc.	931	44,800
L3Harris Technologies, Inc.	299	71,751
Lam Research Corp.	1,731	866,383
Las Vegas Sands Corp.†	746	28,117
Lennar Corp., Class A	569	48,365
Liberty Broadband Corp., Class C†	536	58,386

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Liberty Media Corp. - Liberty Formula One, Series C†	1,283	$ 86,949
Livent Corp.†	2,406	59,885
Lockheed Martin Corp.	1,430	591,748
Loews Corp.	2,115	123,199
Louisiana-Pacific Corp.	963	61,276
Lowe's Cos., Inc.	716	137,135
Lululemon Athletica, Inc.†	3,829	1,188,943
Malibu Boats, Inc., Class A†	368	22,982
Marathon Petroleum Corp.	1,037	95,051
Markel Corp.†	65	84,314
Marriott International, Inc., Class A	547	86,875
Marsh & McLennan Cos., Inc.	4,625	758,315
Marvell Technology, Inc.	5,392	300,227
Masco Corp.	2,812	155,729
Mastercard, Inc., Class A	4,355	1,540,755
Match Group, Inc.†	308	22,579
McDonald's Corp.	2,965	780,892
McKesson Corp.	466	159,176
MercadoLibre, Inc.†	1,287	1,047,245
Merck & Co., Inc.	15,937	1,423,812
Meta Platforms, Inc., Class A†	8,554	1,360,941
MetLife, Inc.	1,776	112,332
Mettler-Toledo International, Inc.†	191	257,798
MGIC Investment Corp.	2,754	38,942
Microchip Technology, Inc.	2,932	201,898
Micron Technology, Inc.	3,370	208,468
Microsoft Corp.	31,224	8,765,826
Moderna, Inc.†	356	58,416
Mondelez International, Inc., Class A	5,187	332,175
MongoDB, Inc.†	131	40,934
Monster Beverage Corp.†	1,971	196,351
Moody's Corp.	1,603	497,331
Morgan Stanley	15,605	1,315,502
Mosaic Co.	1,476	77,726
MSCI, Inc.	90	43,321
Nasdaq, Inc.	2,291	414,442
NetApp, Inc.	2,368	168,909
Netflix, Inc.†	1,375	309,238
Newmont Corp.	1,336	60,494
Nexstar Media Group, Inc.	471	88,722
NextEra Energy, Inc.	12,340	1,042,607
NIKE, Inc., Class B	7,494	861,211
NMI Holdings, Inc., Class A†	827	15,663
Norfolk Southern Corp.	332	83,388
Northern Trust Corp.	870	86,809
NortonLifeLock, Inc.	2,362	57,940
Nucor Corp.	472	64,098
NVIDIA Corp.	8,923	1,620,685
NVR, Inc.†	76	333,876
Okta, Inc.†	363	35,737
Old Dominion Freight Line, Inc.	412	125,046
Old Republic International Corp.	1,541	35,859
Omnicom Group, Inc.	4,500	314,280
ONEOK, Inc.	2,579	154,069
Oracle Corp.	12,970	1,009,585
O'Reilly Automotive, Inc.†	1,019	716,958
Otis Worldwide Corp.	2,133	166,737
Ovintiv, Inc.	1,050	53,645
Owens Corning	550	51,007
Packaging Corp. of America	965	135,689
Security Description	Shares or Principal Amount	Value

United States (continued)
Palantir Technologies, Inc., Class A†	1,877	$ 19,427
Palo Alto Networks, Inc.†	383	191,155
Park Hotels & Resorts, Inc.	2,471	38,523
Parker-Hannifin Corp.	1,781	514,869
Paychex, Inc.	2,358	302,484
PayPal Holdings, Inc.†	3,158	273,262
Peloton Interactive, Inc., Class A†	308	2,923
PepsiCo, Inc.	12,636	2,210,795
Pfizer, Inc.	30,446	1,537,827
Philip Morris International, Inc.	1,513	146,988
Phillips 66	600	53,400
Pinterest, Inc., Class A†	637	12,409
Pioneer Natural Resources Co.	360	85,302
Plug Power, Inc.†	645	13,764
PNC Financial Services Group, Inc.	579	96,079
Power Integrations, Inc.	390	33,154
Primerica, Inc.	616	79,273
Procter & Gamble Co.	10,768	1,495,783
Progress Software Corp.	527	24,748
Progressive Corp.	763	87,791
Prologis, Inc.	892	118,244
Prudential Financial, Inc.	926	92,591
Public Storage	587	191,603
Qorvo, Inc.†	530	55,157
QUALCOMM, Inc.	3,910	567,185
Qualys, Inc.†	372	45,503
Radian Group, Inc.	2,351	52,592
Range Resources Corp.†	834	27,580
Raymond James Financial, Inc.	1,875	184,631
Raytheon Technologies Corp.	1,673	155,940
Regeneron Pharmaceuticals, Inc.†	417	242,565
Regions Financial Corp.	4,619	97,830
Reinsurance Group of America, Inc.	429	49,670
Republic Services, Inc.	1,660	230,176
ResMed, Inc.	594	142,869
RingCentral, Inc., Class A†	131	6,483
Rockwell Automation, Inc.	736	187,886
Roku, Inc.†	175	11,466
Roper Technologies, Inc.	477	208,292
Ross Stores, Inc.	600	48,756
S&P Global, Inc.	497	187,334
Sabra Health Care REIT, Inc.	3,385	52,095
Salesforce, Inc.†	4,257	783,373
SBA Communications Corp.	176	59,099
Sealed Air Corp.	9,275	566,888
Sempra Energy	685	113,573
ServiceNow, Inc.†	591	263,976
Sherwin-Williams Co.	2,074	501,784
Signature Bank	1,390	257,942
Silgan Holdings, Inc.	1,687	75,072
Simon Property Group, Inc.	847	92,018
Skyworks Solutions, Inc.	1,367	148,839
Snap, Inc., Class A†	1,170	11,560
Snowflake, Inc., Class A†	333	49,920
SolarEdge Technologies, Inc.†	332	119,563
Sonoco Products Co.	1,903	120,821
Southern Co.	1,401	107,723
Southwest Airlines Co.†	4,499	171,502
Spirit AeroSystems Holdings, Inc., Class A	849	27,864
Splunk, Inc.†	258	26,809
SS&C Technologies Holdings, Inc.	715	42,307

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Starbucks Corp.	1,253	$ 106,229
State Street Corp.	3,096	219,940
Steel Dynamics, Inc.	5,497	428,106
Stryker Corp.	1,244	267,149
Sysco Corp.	750	63,675
T. Rowe Price Group, Inc.	662	81,737
Take-Two Interactive Software, Inc.†	234	31,059
Target Corp.	774	126,456
Tesla, Inc.†	2,045	1,823,015
Texas Instruments, Inc.	11,702	2,093,371
Thermo Fisher Scientific, Inc.	1,896	1,134,585
TJX Cos., Inc.	1,495	91,434
T-Mobile US, Inc.†	518	74,105
TopBuild Corp.†	2,012	425,981
Toro Co.	487	41,877
Tractor Supply Co.	888	170,034
Trade Desk, Inc., Class A†	2,049	92,205
TransDigm Group, Inc.†	89	55,388
Truist Financial Corp.	5,349	269,964
Twilio, Inc., Class A†	255	21,624
Twitter, Inc.†	1,012	42,109
Uber Technologies, Inc.†	1,836	43,054
Union Pacific Corp.	5,778	1,313,339
United Parcel Service, Inc., Class B	3,037	591,881
United Therapeutics Corp.†	287	66,317
UnitedHealth Group, Inc.	5,271	2,858,674
Unum Group	1,903	61,258
US Bancorp	17,711	835,959
Valero Energy Corp.	617	68,345
Veeva Systems, Inc., Class A†	203	45,387
Ventas, Inc.	817	43,938
VeriSign, Inc.†	272	51,452
Verisk Analytics, Inc.	544	103,496
Verizon Communications, Inc.	14,968	691,372
Vertex Pharmaceuticals, Inc.†	334	93,657
VF Corp.	600	26,808
Viatris, Inc.	1,790	17,345
Visa, Inc., Class A	11,252	2,386,662
VMware, Inc., Class A	528	61,354
Vontier Corp.	3,395	87,591
Vulcan Materials Co.	2,316	382,904
Walgreens Boots Alliance, Inc.	961	38,075
Walmart, Inc.	1,100	145,255
Walt Disney Co.†	3,701	392,676
Warner Bros. Discovery, Inc.†	18,961	284,415
Waste Management, Inc.	4,679	769,976
Waters Corp.†	851	309,790
Watsco, Inc.	292	79,993
Wayfair, Inc., Class A†	85	4,582
WEC Energy Group, Inc.	340	35,295
Wells Fargo & Co.	11,206	491,607
Welltower, Inc.	973	84,009
WESCO International, Inc.†	198	25,312
West Pharmaceutical Services, Inc.	1,312	450,751
WestRock Co.	792	33,549
Weyerhaeuser Co.	1,864	67,700
Workday, Inc., Class A†	305	47,306
WW Grainger, Inc.	695	377,753
Wyndham Hotels & Resorts, Inc.	7,041	488,716
XPO Logistics, Inc.†	5,482	327,495
Yum! Brands, Inc.	590	72,299
Security Description	Shares or Principal Amount	Value

United States (continued)
Zebra Technologies Corp., Class A†	1,034	$ 369,851
Zimmer Biomet Holdings, Inc.	341	37,643
Zoetis, Inc.	753	137,460
Zoom Video Communications, Inc., Class A†	243	25,238
Zscaler, Inc.†	474	73,498
		146,948,584
Total Common Stocks (cost $234,068,011)		237,710,866
CORPORATE BONDS & NOTES — 35.3%
Australia — 0.1%
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	$ 419,000	353,173
British Virgin Islands — 0.4%
TSMC Global, Ltd.
1.25%, 04/23/2026*	2,396,000	2,188,305
Canada — 1.1%
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	904,000	818,872
CCL Industries, Inc.
3.05%, 06/01/2030*	765,000	673,981
Cenovus Energy, Inc.
2.65%, 01/15/2032	143,000	123,187
Rogers Communications, Inc.
4.55%, 03/15/2052*	4,324,000	4,090,231
		5,706,271
Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025*	303,000	280,223
France — 0.4%
BPCE SA
2.05%, 10/19/2027*	1,233,000	1,102,848
Societe Generale SA
2.80%, 01/19/2028*	1,165,000	1,054,960
		2,157,808
Germany — 0.5%
Deutsche Bank AG
2.31%, 11/16/2027	1,050,000	911,644
3.04%, 05/28/2032	1,743,000	1,435,136
		2,346,780
Ireland — 1.5%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
3.30%, 01/30/2032	2,318,000	1,950,115
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	3,503,000	3,100,715
Bank of Ireland Group PLC
2.03%, 09/30/2027*	2,190,000	1,911,019
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	810,000	800,953
		7,762,802
Italy — 0.7%
UniCredit SpA
3.13%, 06/03/2032*	4,615,000	3,685,898

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Jersey — 0.1%
Aptiv PLC /Aptiv Corp.
3.25%, 03/01/2032	$ 248,000	$ 219,315
Netherlands — 0.2%
JDE Peet's NV
1.38%, 01/15/2027*	1,213,000	1,062,077
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/2030	108,000	98,686
		1,160,763
Spain — 0.5%
Banco Santander SA
2.75%, 12/03/2030	3,200,000	2,578,566
Switzerland — 1.4%
Credit Suisse Group AG
3.09%, 05/14/2032*	4,619,000	3,719,052
UBS Group AG
1.49%, 08/10/2027*	3,955,000	3,512,664
		7,231,716
United Kingdom — 1.6%
Anglo American Capital PLC
2.63%, 09/10/2030*	2,653,000	2,247,850
2.88%, 03/17/2031*	1,169,000	993,365
Lloyds Banking Group PLC
3.75%, 03/18/2028	1,026,000	992,608
Natwest Group PLC
1.64%, 06/14/2027	1,500,000	1,337,483
3.07%, 05/22/2028	729,000	674,275
Prudential PLC
3.63%, 03/24/2032	2,153,000	2,043,423
		8,289,004
United States — 26.7%
AES Corp.
2.45%, 01/15/2031	1,179,000	998,167
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/2034	403,000	351,512
American Express Co.
4.05%, 05/03/2029	2,082,000	2,100,721
American Tower Corp.
2.10%, 06/15/2030	3,150,000	2,636,375
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,391,000	1,316,226
Ashtead Capital, Inc.
4.00%, 05/01/2028*	716,000	664,544
AT&T, Inc.
4.85%, 03/01/2039	990,000	986,624
Bank of America Corp.
1.90%, 07/23/2031	2,482,000	2,054,091
2.88%, 10/22/2030	2,582,000	2,330,071
4.38%, 01/27/2027(1)	2,251,000	2,042,783
Barrick North America Finance LLC
5.75%, 05/01/2043	1,058,000	1,144,723
Baxter International, Inc.
2.54%, 02/01/2032	1,422,000	1,237,961
Boston Properties LP
3.25%, 01/30/2031	2,234,000	1,984,667
3.40%, 06/21/2029	750,000	689,415
Carrier Global Corp.
2.70%, 02/15/2031	2,423,000	2,140,113
Security Description	Shares or Principal Amount	Value

United States (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	$ 2,944,000	$ 2,088,988
3.90%, 06/01/2052	699,000	509,633
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	700,000	656,416
Cigna Corp.
2.38%, 03/15/2031	3,524,000	3,117,664
Comcast Corp.
2.89%, 11/01/2051	541,000	410,654
Continental Resources, Inc.
2.88%, 04/01/2032*	981,000	799,839
4.38%, 01/15/2028	812,000	781,964
Crown Castle, Inc.
2.25%, 01/15/2031	3,419,000	2,903,672
CVS Health Corp.
5.05%, 03/25/2048	466,000	474,259
Danaher Corp.
2.80%, 12/10/2051	1,190,000	923,704
Dell International LLC/EMC Corp.
4.90%, 10/01/2026	1,490,000	1,527,764
Diamondback Energy, Inc.
3.13%, 03/24/2031	1,134,000	1,027,593
Digital Realty Trust LP
3.60%, 07/01/2029	3,230,000	3,050,807
Discovery Communications LLC
3.95%, 03/20/2028	561,000	540,363
4.00%, 09/15/2055	2,339,000	1,715,003
Duke Energy Carolinas LLC
3.55%, 03/15/2052	305,000	267,016
Electronic Arts, Inc.
1.85%, 02/15/2031	2,147,000	1,814,697
Energy Transfer LP
4.40%, 03/15/2027	712,000	704,313
5.25%, 04/15/2029	750,000	760,691
EQT Corp.
3.90%, 10/01/2027	1,972,000	1,918,440
Equinix, Inc.
2.15%, 07/15/2030	1,157,000	979,996
3.90%, 04/15/2032	508,000	482,138
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	1,632,000	1,443,372
Equitable Holdings, Inc.
4.35%, 04/20/2028	302,000	304,142
Essex Portfolio LP
2.65%, 03/15/2032	1,119,000	958,645
Eversource Energy
1.65%, 08/15/2030	232,000	192,345
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	2,334,000	1,973,932
Fifth Third Bancorp
4.34%, 04/25/2033	518,000	510,110
Flowers Foods, Inc.
2.40%, 03/15/2031	496,000	422,232
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	679,000	619,655
HCA, Inc.
4.63%, 03/15/2052*	1,277,000	1,123,775

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Hess Corp.
4.30%, 04/01/2027	$ 2,965,000	$ 2,943,250
High Street Funding Trust II
4.68%, 02/15/2048*	395,000	373,644
Highwoods Realty LP
4.20%, 04/15/2029	439,000	419,221
JPMorgan Chase & Co.
3.65%, 06/01/2026(1)	1,215,000	1,111,968
3.70%, 05/06/2030	1,000,000	958,052
4.08%, 04/26/2026	4,960,000	4,955,689
4.91%, 07/25/2033	720,000	751,028
Las Vegas Sands Corp.
3.20%, 08/08/2024	1,509,000	1,465,378
M&T Bank Corp.
5.13%, 11/01/2026(1)	617,000	570,969
Magallanes, Inc.
5.05%, 03/15/2042*	792,000	709,294
5.14%, 03/15/2052*	459,000	404,649
5.39%, 03/15/2062*	600,000	530,736
Marathon Oil Corp.
6.60%, 10/01/2037	1,785,000	1,961,334
Marathon Petroleum Corp.
4.50%, 04/01/2048	864,000	761,002
Mid-America Apartments LP
2.75%, 03/15/2030	894,000	803,105
Morgan Stanley
1.59%, 05/04/2027	2,000,000	1,821,480
1.93%, 04/28/2032	858,000	707,758
2.70%, 01/22/2031	1,083,000	969,548
4.89%, 07/20/2033	373,000	389,176
Motorola Solutions, Inc.
2.75%, 05/24/2031	2,313,000	1,942,519
MPLX LP
4.50%, 04/15/2038	750,000	686,717
4.95%, 03/14/2052	2,403,000	2,208,250
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	494,000	432,765
NiSource, Inc.
1.70%, 02/15/2031	1,212,000	986,851
NRG Energy, Inc.
2.45%, 12/02/2027*	2,326,000	2,050,300
Nucor Corp.
3.13%, 04/01/2032	553,000	500,659
4.30%, 05/23/2027	1,461,000	1,481,395
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	2,500,000	2,077,027
ONEOK, Inc.
4.35%, 03/15/2029	250,000	241,377
Oracle Corp.
3.60%, 04/01/2050	431,000	316,741
Pacific Gas & Electric Co.
3.30%, 08/01/2040	419,000	308,332
Parker-Hannifin Corp.
4.25%, 09/15/2027	1,047,000	1,070,112
PG&E Energy Recovery Funding LLC
2.28%, 01/15/2038	644,000	542,288
2.82%, 07/15/2048	853,000	709,006
Phillips 66 Co.
3.75%, 03/01/2028*	3,171,000	3,062,231
Piedmont Operating Partnership LP
3.15%, 08/15/2030	699,000	593,862
Security Description	Shares or Principal Amount	Value

United States (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	$ 501,000	$ 453,218
3.80%, 09/15/2030	417,000	378,848
4.70%, 06/15/2044	2,553,000	2,090,747
Prudential Financial, Inc.
4.50%, 09/15/2047	642,000	608,648
Quanta Services, Inc.
2.90%, 10/01/2030	885,000	764,742
3.05%, 10/01/2041	259,000	187,482
Republic Services, Inc.
1.45%, 02/15/2031	686,000	565,429
Ross Stores, Inc.
1.88%, 04/15/2031	2,408,000	2,005,372
S&P Global, Inc.
3.70%, 03/01/2052*	889,000	813,014
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,462,000	1,428,273
Sempra Energy
3.80%, 02/01/2038	887,000	791,647
Sherwin-Williams Co.
2.30%, 05/15/2030	750,000	653,625
Southern California Edison Co.
4.20%, 03/01/2029	1,000,000	998,441
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	813,000	725,533
Targa Resources Corp.
4.20%, 02/01/2033	1,034,000	972,959
T-Mobile USA, Inc.
3.88%, 04/15/2030	3,816,000	3,673,217
Tractor Supply Co.
1.75%, 11/01/2030	2,428,000	1,983,705
Truist Financial Corp.
4.80%, 09/01/2024(1)	3,592,000	3,395,458
Verizon Communications, Inc.
3.55%, 03/22/2051	2,143,000	1,806,119
VICI Properties LP
4.38%, 05/15/2025	708,000	699,954
VMware, Inc.
1.80%, 08/15/2028	4,549,000	3,886,419
Wells Fargo & Co.
2.88%, 10/30/2030	2,171,000	1,968,175
3.35%, 03/02/2033	1,269,000	1,167,337
3.90%, 03/15/2026(1)	470,000	435,338
4.90%, 07/25/2033	1,658,000	1,719,300
Westlake Corp.
3.38%, 06/15/2030	1,000,000	924,890
Xylem, Inc.
2.25%, 01/30/2031	680,000	585,311
		135,182,729
Total Corporate Bonds & Notes (cost $203,189,145)		179,143,353
UNAFFILIATED INVESTMENT COMPANIES — 1.3%
United States — 1.3%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	131,130	2,701,278
SPDR S&P Global Natural Resources ETF	73,744	3,996,187
Total Unaffiliated Investment Companies (cost $7,569,833)		6,697,465

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 08/19/2022; Strike Price: $3,180.00)	43	$ 2,688
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 08/19/2022; Strike Price: $3,310.00)	95	9,025
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 09/16/2022; Strike Price: $3,110.00)	93	31,155
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 09/16/2022; Strike Price: $3,180.00)	45	18,000
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 10/21/2022; Strike Price: $3,180.00)	46	54,510
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 10/21/2022; Strike Price: $3,220.00)	88	115,280
Total Purchased Options (cost $1,561,962)		230,658
RIGHTS — 0.0%
Australia — 0.0%
Australia & New Zealand Banking Group, Ltd. Expires 08/15/2022† (cost $0)	298	828
Total Long-Term Investment Securities (cost $446,388,951)		423,783,170
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 14.7%
Unaffiliated Investment Companies — 14.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.32%(2) (cost $74,756,242)	74,759,367	$ 74,751,891
TOTAL INVESTMENTS (cost $521,145,193)(3)	98.3%	498,535,061
Other assets less liabilities	1.7	8,452,660
NET ASSETS	100.0%	$506,987,721
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $39,407,957 representing 7.8% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	The rate shown is the 7-day yield as of July 31, 2022.
(3)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BSE—Brussells Stock Exchange
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
ETF—Exchange Traded Fund
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
ULC—Unlimited Liability Corp.
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
36	Long	Euro STOXX 50 Index	September 2022	$ 1,371,498	$ 1,372,374	$ 876
18	Long	Nikkei 225 E-Mini Index	September 2022	3,768,788	3,771,923	3,135
328	Long	S&P 500 E-Mini Index	September 2022	64,086,780	67,789,400	3,702,620
38	Long	TOPIX Index	September 2022	5,529,783	5,553,103	23,320
283	Long	U.S. Treasury Long Bonds	September 2022	39,863,298	40,752,000	888,702
75	Long	U.S. Treasury 5 Year Notes	September 2022	8,449,223	8,529,492	80,269
128	Short	MSCI Emerging Markets Index	September 2022	6,788,822	6,390,400	398,422
						$5,097,344
						Unrealized (Depreciation)
4	Long	FTSE 100 Index	September 2022	$ 363,002	$ 361,205	$ (1,797)
181	Long	MSCI China Index	September 2022	4,854,951	4,441,740	(413,211)
25	Long	S&P/Toronto Stock Exchange 60 Index	September 2022	4,874,175	4,634,727	(239,448)
121	Long	U.S. Treasury 2 Year Notes	September 2022	25,488,651	25,465,774	(22,877)
33	Long	U.S. Treasury Ultra Bonds	September 2022	5,264,087	5,224,313	(39,774)
501	Short	Euro STOXX 50 Index	September 2022	18,051,196	19,098,866	(1,047,670)
42	Short	Euro-Schatz	September 2022	4,693,499	4,727,665	(34,166)
62	Short	FTSE 100 Index	September 2022	5,442,756	5,598,686	(155,930)
9	Short	Japan 10 Year Bonds	September 2022	9,875,625	10,158,155	(282,530)

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
155	Short	S&P 500 E-Mini Index	September 2022	$30,865,875	$32,034,625	$(1,168,750)
63	Short	TOPIX Index	September 2022	9,104,771	9,206,460	(101,689)
142	Short	U.S. Treasury Ultra 10 Year Notes	September 2022	18,284,558	18,637,500	(352,942)
744	Short	U.S. Treasury 10 Year Notes	September 2022	87,341,323	90,128,625	(2,787,302)
						$(6,648,086)
Net Unrealized Appreciation (Depreciation)						$(1,550,742)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	1,171,300	USD	1,414,971	09/07/2022	$ —	$ (12,603)
	USD	8,431,556	JPY	1,162,676,534	08/25/2022	301,894	—
						301,894	(12,603)
Barclays Bank PLC	CLP	3,398,349,000	USD	3,365,435	08/22/2022	—	(391,863)
	USD	582,079	TWD	17,403,000	08/22/2022	—	(1,732)
						—	(393,595)
Citibank, N.A.	USD	1,555,068	ZAR	26,693,000	08/25/2022	46,687	—
Goldman Sachs International	AUD	2,603,000	USD	1,812,984	08/25/2022	—	(6,390)
	HUF	673,660,000	USD	1,725,351	08/25/2022	31,972	—
	ILS	5,570,000	USD	1,619,700	08/25/2022	—	(20,985)
	USD	2,337,203	MYR	10,369,000	08/22/2022	—	(7,884)
	USD	1,708,161	THB	62,587,000	08/25/2022	—	(5,113)
						31,972	(40,372)
Morgan Stanley & Co. International PLC	BRL	10,344,000	USD	1,993,678	08/02/2022	—	(5,510)
	BRL	10,344,000	USD	1,908,734	09/02/2022	—	(71,813)
	CAD	817,120	USD	634,659	08/25/2022	—	(3,420)
	CHF	1,285,000	USD	1,329,722	08/25/2022	—	(22,486)
	MYR	10,369,000	USD	2,323,325	08/22/2022	—	(5,993)
	NZD	853,179	USD	532,321	08/25/2022	—	(4,227)
	SEK	5,881,000	USD	576,289	08/25/2022	—	(3,043)
	USD	1,926,257	BRL	10,344,000	08/02/2022	72,931	—
	USD	816,001	CLP	755,657,250	08/22/2022	19,473	—
	USD	2,131,973	COP	9,954,181,000	08/22/2022	181,539	—
	USD	673,472	CZK	16,184,000	08/25/2022	—	(3,483)
	USD	4,088,991	PHP	227,307,000	08/22/2022	12,567	—
						286,510	(119,975)
UBS AG	AUD	355,000	CAD	315,849	08/25/2022	—	(1,486)
	BRL	10,344,000	USD	1,977,560	08/02/2022	—	(21,628)
	CAD	4,289,880	USD	3,330,314	08/25/2022	—	(19,603)
	CHF	156,157	GBP	134,353	08/25/2022	—	(623)
	EUR	2,665,000	USD	2,735,924	08/25/2022	7,852	—
	GBP	5,643,000	USD	6,777,937	08/25/2022	—	(97,713)
	INR	143,041,000	USD	1,789,984	08/22/2022	—	(10,377)
	MXN	55,142,000	USD	2,669,741	08/25/2022	—	(23,954)
	NZD	2,671,821	USD	1,670,835	08/25/2022	—	(9,423)
	SEK	40,526,000	USD	3,972,847	08/25/2022	—	(19,334)
	USD	3,270,556	AUD	4,722,000	08/25/2022	29,899	—
	USD	1,993,678	BRL	10,344,000	08/02/2022	5,510	—
	USD	5,601,847	CAD	7,209,000	08/25/2022	27,576	—
	USD	1,360,369	CLP	1,259,428,750	08/22/2022	32,086	—
	USD	3,313,143	CZK	80,101,000	08/25/2022	2,897	—
	USD	231,846	DKK	1,682,000	08/25/2022	—	(539)
	USD	1,716,249	HUF	673,660,000	08/25/2022	—	(22,870)

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	1,620,237	ILS	5,570,000	08/25/2022	$ 20,448	$ —
	USD	2,169,759	INR	173,418,000	08/22/2022	12,936	—
	USD	14,722	KRW	19,338,000	08/22/2022	117	—
	USD	1,813,426	MXN	37,420,000	08/25/2022	14,547	—
	USD	2,182,093	NOK	21,417,000	08/25/2022	35,135	—
	USD	2,206,537	NZD	3,525,000	08/25/2022	10,269	—
	USD	2,080,313	PLN	9,720,000	08/25/2022	7,166	—
						206,438	(227,550)
Unrealized Appreciation (Depreciation)						$873,501	$ (794,095)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
COP—Columbian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
THB—Thailand Baht
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 349,010	$ —	$—	$ 349,010
Brazil	1,110,834	—	—	1,110,834
British Virgin Islands	885	—	—	885
Canada	6,095,400	—	—	6,095,400
Chile	47,808	—	—	47,808
Curacao	547,081	—	—	547,081
Guernsey	302,795	—	—	302,795
India	1,294,095	—	—	1,294,095
Ireland	2,696,544	153,650	—	2,850,194
Israel	331,391	73,965	—	405,356
Jersey	41,327	253,766	—	295,093
Mexico	154,342	—	—	154,342
Netherlands	158,591	3,103,742	—	3,262,333
Puerto Rico	45,150	—	—	45,150
Switzerland	416,140	9,983,511	—	10,399,651
Taiwan	1,938,420	—	—	1,938,420
United Kingdom	266,068	17,551,512	—	17,817,580
United States	146,948,584	—	—	146,948,584
Other Countries	—	43,846,255	—	43,846,255
Corporate Bonds & Notes	—	179,143,353	—	179,143,353
Unaffiliated Investment Companies	6,697,465	—	—	6,697,465
Purchased Options	230,658	—	—	230,658
Rights	828	—	—	828
Short-Term Investments	74,751,891	—	—	74,751,891
Total Investments at Value	$244,425,307	$254,109,754	$—	$498,535,061
Other Financial Instruments:†
Futures Contracts	$ 5,070,013	$ 27,331	$—	$ 5,097,344
Forward Foreign Currency Contracts	—	873,501	—	873,501
Total Other Financial Instruments	$ 5,070,013	$ 900,832	$—	$ 5,970,845

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 5,341,000	$ 1,307,086	$—	$ 6,648,086
Forward Foreign Currency Contracts	—	794,095	—	794,095
Total Other Financial Instruments	$ 5,341,000	$ 2,101,181	$—	$ 7,442,181
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Banks	8.5%
REITS	7.1
Biotechnology	6.3
Software	5.0
Repurchase Agreements	5.0
Commercial Services	4.8
Unaffiliated Investment Companies	4.5
Retail	3.8
Healthcare-Products	3.5
Oil & Gas	3.1
Diversified Financial Services	2.5
Pharmaceuticals	2.5
Semiconductors	2.3
Insurance	2.0
Chemicals	1.9
Computers	1.8
Internet	1.7
Machinery-Diversified	1.6
Electronics	1.5
Transportation	1.5
Electric	1.5
Telecommunications	1.5
Healthcare-Services	1.4
Auto Parts & Equipment	1.4
Food	1.4
Engineering & Construction	1.4
Home Builders	1.2
Building Materials	1.2
Gas	1.1
Entertainment	0.9
Metal Fabricate/Hardware	0.9
Savings & Loans	0.9
Oil & Gas Services	0.8
Mining	0.8
Aerospace/Defense	0.7
Energy-Alternate Sources	0.7
Real Estate	0.7
Electrical Components & Equipment	0.7
Miscellaneous Manufactur	0.6
Apparel	0.6
Media	0.5
Leisure Time	0.5
Environmental Control	0.5
Beverages	0.5
Distribution/Wholesale	0.5
Coal	0.4
Water	0.4
Iron/Steel	0.4
Home Furnishings	0.4
Short-Term Investments	0.3
Household Products/Wares	0.3
Miscellaneous Manufacturing	0.3
Machinery-Construction & Mining	0.3
Auto Manufacturers	0.3
Hand/Machine Tools	0.3
Airlines	0.3
Packaging & Containers	0.3
Agriculture	0.3
Cosmetics/Personal Care	0.2
Pipelines	0.2
Lodging	0.2
Trucking&Leasing	0.2
Office Furnishings	0.1
Forest Products & Paper	0.1
Textiles	0.1

Advertising	0.1%
Office/Business Equipment	0.1
Investment Companies	0.1
Food Service	0.1
99.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 89.8%
Advertising — 0.1%
AdTheorent Holding Co, Inc.†	1,721	$ 4,836
Advantage Solutions, Inc.†	8,856	39,321
Boston Omaha Corp., Class A†	2,198	53,631
Clear Channel Outdoor Holdings, Inc.†	39,182	60,732
Entravision Communications Corp., Class A	6,375	34,170
Quotient Technology, Inc.†	9,592	26,570
Stagwell, Inc.†	8,382	55,405
		274,665
Aerospace/Defense — 0.7%
AAR Corp.†	3,629	161,599
Aerojet Rocketdyne Holdings, Inc.†	8,519	372,195
AeroVironment, Inc.†	2,493	215,994
AerSale Corp.†	1,705	29,855
AEye, Inc.†	2,835	6,350
Archer Aviation, Inc., Class A†	13,362	53,982
Astra Space, Inc.†	15,442	22,082
Astronics Corp.†	2,714	30,451
Barnes Group, Inc.	5,255	177,724
Ducommun, Inc.†	1,188	56,240
Joby Aviation, Inc.†	26,955	149,331
Kaman Corp.	3,008	92,586
Kratos Defense & Security Solutions, Inc.†	13,264	190,869
Momentus, Inc.†	5,850	10,296
Moog, Inc., Class A	3,073	263,172
National Presto Industries, Inc.	550	39,160
Park Aerospace Corp.	2,103	25,657
Redwire Corp.†	2,077	6,854
Rocket Lab USA, Inc.†	22,886	106,878
Triumph Group, Inc.†	6,875	106,837
		2,118,112
Agriculture — 0.3%
22nd Century Group, Inc.†	17,372	29,185
Alico, Inc.	673	24,524
Andersons, Inc.	3,438	124,352
AppHarvest, Inc.†	7,663	29,426
Benson Hill, Inc.†	18,374	59,716
Fresh Del Monte Produce, Inc.	3,275	97,300
Local Bounti Corp.†	2,012	7,786
Tejon Ranch Co.†	2,231	36,856
Turning Point Brands, Inc.	1,640	39,360
Universal Corp.	2,594	145,031
Vector Group, Ltd.	15,430	171,890
Vital Farms, Inc.†	3,206	37,831
		803,257
Airlines — 0.3%
Allegiant Travel Co.†	1,664	191,876
Frontier Group Holdings, Inc.†	4,004	57,978
Hawaiian Holdings, Inc.†	5,435	81,308
SkyWest, Inc.†	5,357	129,371
Spirit Airlines, Inc.†	11,702	289,858
Sun Country Airlines Holdings, Inc.†	3,554	71,684
Wheels Up Experience, Inc.†	17,082	38,264
		860,339
Apparel — 0.6%
Allbirds, Inc.†	10,128	52,058
Cenntro Electric Group, Ltd.†	19,754	29,631
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Crocs, Inc.†	6,512	$ 466,520
Ermenegildo Zegna Holditalia SpA	5,076	55,836
Fossil Group, Inc.†	5,003	30,168
Kontoor Brands, Inc.	6,051	220,862
Oxford Industries, Inc.	1,665	158,841
PLBY Group, Inc.†	3,339	21,436
Rocky Brands, Inc.	739	24,298
Steven Madden, Ltd.	8,471	268,531
Superior Group of Cos., Inc.	1,254	23,149
Torrid Holdings, Inc.†	1,597	6,484
Urban Outfitters, Inc.†	7,076	144,916
Weyco Group, Inc.	633	16,673
Wolverine World Wide, Inc.	8,588	192,972
		1,712,375
Auto Manufacturers — 0.3%
Blue Bird Corp.†	1,875	20,925
Canoo, Inc.†	12,372	42,807
Fisker, Inc.†	17,447	167,142
Hyliion Holdings Corp.†	14,242	55,971
Hyzon Motors, Inc.†	9,423	37,880
Lightning eMotors, Inc.†	4,201	14,914
Lordstown Motors Corp., Class A†	17,134	38,380
Mullen Automotive, Inc.†	1,628	1,291
Nikola Corp.†	31,339	194,929
REV Group, Inc.	3,738	43,510
TuSimple Holdings, Inc., Class A†	15,017	149,569
Wabash National Corp.	5,219	94,255
Workhorse Group, Inc.†	15,742	51,476
Xos, Inc.†	5,873	10,513
		923,562
Auto Parts & Equipment — 1.4%
Adient PLC†	10,189	344,184
Aeva Technologies, Inc.†	10,398	36,705
American Axle & Manufacturing Holdings, Inc.†	12,130	108,078
Cepton, Inc.†	835	1,227
Dana, Inc.	13,856	232,227
Dorman Products, Inc.†	2,828	285,883
Douglas Dynamics, Inc.	2,413	76,878
Fox Factory Holding Corp.†	4,553	430,987
Gentherm, Inc.†	3,555	229,511
Goodyear Tire & Rubber Co.†	30,118	369,849
Holley, Inc.†	5,519	44,097
indie Semiconductor, Inc.†	10,709	77,105
Luminar Technologies, Inc.†	25,623	173,211
Meritor, Inc.†	7,538	274,534
Methode Electronics, Inc.	3,891	160,465
Microvast Holdings, Inc.†	18,301	48,498
Miller Industries, Inc.	1,190	28,596
Motorcar Parts of America, Inc.†	2,005	30,215
Proterra, Inc.†	23,730	127,905
Shyft Group, Inc.	3,706	96,134
Solid Power, Inc.†	6,092	38,623
Standard Motor Products, Inc.	2,207	100,948
Tenneco, Inc., Class A†	8,858	167,150
Titan International, Inc.†	5,492	92,046
Velodyne Lidar, Inc.†	20,723	21,759
Visteon Corp.†	2,986	380,954
XPEL, Inc.†	2,311	141,641
		4,119,410

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks — 8.5%
1st Source Corp.	1,731	$ 83,469
Acnb Corp.	907	29,831
Alerus Financial Corp.	1,627	40,089
Allegiance Bancshares, Inc.	2,082	91,691
Amalgamated Financial Corp.	1,511	34,874
American National Bankshares, Inc.	1,114	40,427
Ameris Bancorp	7,104	335,948
Arrow Financial Corp.	1,477	49,553
Associated Banc-Corp	16,016	321,922
Atlantic Union Bankshares Corp.	8,039	278,069
BancFirst Corp.	2,110	226,593
Bancorp, Inc.†	5,981	147,133
Bank First Corp.	695	53,459
Bank of Marin Bancorp	1,681	55,002
Bank of N.T. Butterfield & Son, Ltd.	5,336	180,837
BankUnited, Inc.	8,770	340,714
Bankwell Financial Group, Inc.	605	19,832
Banner Corp.	3,669	227,441
Bar Harbor Bankshares	1,586	45,946
Baycom Corp.	1,379	27,015
Bcb Bancorp, Inc.	1,542	29,699
Blue Foundry Bancorp†	2,814	33,008
Blue Ridge Bankshares, Inc.	1,827	27,295
Bridgewater Bancshares, Inc.†	2,214	38,701
Business First Bancshares, Inc.	2,272	53,347
Byline Bancorp, Inc.	2,638	64,605
Cadence Bank	19,673	513,465
Cambridge Bancorp	733	61,052
Camden National Corp.	1,544	70,561
Capital Bancorp, Inc.	965	24,115
Capital City Bank Group, Inc.	1,452	47,030
Capstar Financial Holdings, Inc.	2,183	45,865
Carter Bankshares, Inc.†	2,607	36,368
Cathay General Bancorp	7,729	322,299
CBTX, Inc.	1,973	61,064
Central Pacific Financial Corp.	2,904	68,767
Citizens & Northern Corp.	1,619	39,552
City Holding Co.	1,580	137,128
Civista Bancshares, Inc.	1,565	33,898
CNB Financial Corp.	1,729	44,608
Coastal Financial Corp.†	1,119	46,136
Colony Bankcorp	1,757	25,512
Columbia Banking System, Inc.	8,456	255,118
Community Bank System, Inc.	5,731	385,868
Community Trust Bancorp, Inc.	1,683	72,924
ConnectOne Bancorp, Inc.	3,984	105,337
CrossFirst Bankshares, Inc.†	4,891	67,105
Customers Bancorp, Inc.†	3,327	127,058
CVB Financial Corp.	14,510	386,982
Dime Community Bancshares, Inc.	3,580	122,006
Eagle Bancorp, Inc.	3,403	166,849
Eastern Bankshares, Inc.	17,264	352,186
Enterprise Bancorp, Inc.	1,002	31,864
Enterprise Financial Services Corp.	3,786	178,056
Equity Bancshares, Inc., Class A	1,649	52,686
Esquire Financial Holdings I	743	26,911
Farmers & Merchants Bancorp Inc/Archbold OH	1,300	39,845
Farmers National Banc Corp.	3,378	47,968
FB Financial Corp.	3,890	166,686
Financial Institutions, Inc.	1,621	42,973
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Bancorp	3,788	$ 143,489
First Bancorp, Inc.	1,044	31,534
First BanCorp/Puerto Rico	21,048	317,614
First Bancshares, Inc.	2,113	61,277
First Bank	1,664	25,060
First Busey Corp.	5,540	136,561
First Business Financial Ser	861	28,800
First Commonwealth Financial Corp.	10,023	148,541
First Community Bankshares, Inc.	1,753	56,236
First Financial Bancorp	10,004	223,489
First Financial Bankshares, Inc.	13,950	616,311
First Financial Corp.	1,228	57,372
First Foundation, Inc.	5,490	114,302
First Guaranty Bancshares In	651	16,158
First Internet Bancorp	974	34,528
First Interstate BancSystem, Inc., Class A	10,057	410,124
First Merchants Corp.	6,144	255,160
First Mid Bancshares, Inc.	2,000	75,140
First of Long Island Corp.	2,391	43,516
Five Star Bancorp	1,351	35,626
Flagstar Bancorp, Inc.	5,612	231,214
Fulton Financial Corp.	17,413	290,623
Fvcbankcorp, Inc.†	1,282	24,550
German American Bancorp, Inc.	2,972	112,460
Glacier Bancorp, Inc.	11,932	597,674
Great Southern Bancorp, Inc.	1,029	63,736
Guaranty Bancshares, Inc.	885	33,072
Hancock Whitney Corp.	9,252	451,590
Hanmi Financial Corp.	3,249	82,102
HarborOne Bancorp, Inc.	4,895	70,977
HBT Financial, Inc.	1,090	20,318
Heartland Financial USA, Inc.	4,409	197,964
Heritage Commerce Corp.	6,306	74,285
Heritage Financial Corp.	3,713	96,612
Hilltop Holdings, Inc.	6,584	189,948
Home BancShares, Inc.	20,411	481,700
HomeStreet, Inc.	1,927	71,858
Hope Bancorp, Inc.	12,440	187,098
Horizon Bancorp, Inc.	4,326	82,497
Independent Bank Corp.	5,012	420,006
Independent Bank Corp.	2,159	45,296
Independent Bank Group, Inc.	3,945	278,990
International Bancshares Corp.	5,839	256,099
John Marshall Bancorp, Inc.	1,223	31,884
Kearny Financial Corp.	6,652	77,895
Lakeland Bancorp, Inc.	6,679	106,330
Lakeland Financial Corp.	2,634	204,925
Live Oak Bancshares, Inc.	3,514	132,267
Luther Burbank Corp.	1,593	21,012
Macatawa Bank Corp.	2,819	26,217
Mercantile Bank Corp.	1,652	58,547
Merchants Bancorp	1,688	44,664
Metrocity Bankshares, Inc.	2,004	41,503
Metropolitan Bank Holding Corp.†	1,107	76,804
Mid Penn Bancorp, Inc.	1,538	44,110
Midland States Bancorp, Inc.	2,272	59,526
MidWestOne Financial Group, Inc.	1,518	47,377
MVB Financial Corp.	1,099	35,718
National Bank Holdings Corp., Class A	3,137	130,562
NBT Bancorp, Inc.	4,488	181,944
Nicolet Bankshares, Inc.†	1,319	105,494

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Northeast Bank	721	$ 28,696
OFG Bancorp	5,111	140,399
Old National Bancorp	31,480	548,067
Old Second Bancorp, Inc.	4,546	63,871
Origin Bancorp, Inc.	2,411	103,842
Orrstown Financial Services, Inc.	1,138	29,497
Park National Corp.	1,540	199,522
Parke Bancorp, Inc.	1,085	23,816
Pathward Financial, Inc.	3,114	105,004
Pcb Bancorp	1,249	24,068
PCSB Financial Corp.	1,342	26,156
Peapack-Gladstone Financial Corp.	1,866	60,944
Peoples Bancorp, Inc.	2,986	92,327
Peoples Financial Services Corp.	751	39,983
Pioneer Bancorp, Inc.†	1,246	12,099
Preferred Bank	1,471	106,942
Premier Financial Corp.	3,802	108,281
Primis Financial Corp.	2,378	32,222
Provident Bancorp, Inc.	1,548	23,437
QCR Holdings, Inc.	1,778	105,418
RBB Bancorp	1,605	36,610
Red River Bancshares, Inc.	468	25,670
Renasant Corp.	5,875	196,225
Republic Bancorp, Inc., Class A	947	42,463
Republic First Bancorp, Inc.†	5,191	18,791
S&T Bancorp, Inc.	4,192	129,700
Sandy Spring Bancorp, Inc.	4,752	196,258
Seacoast Banking Corp. of Florida	6,495	232,391
ServisFirst Bancshares, Inc.	5,385	460,148
Shore Bancshares, Inc.	1,910	37,436
Sierra Bancorp	1,475	33,114
Silvergate Capital Corp., Class A†	3,364	313,828
Simmons First National Corp., Class A	13,431	318,986
SmartFinancial, Inc.	1,665	43,706
South Plains Financial, Inc.	1,090	28,798
South State Corp.	8,048	682,229
Southern First Bancshares, Inc.†	813	36,382
Southside Bancshares, Inc.	3,282	131,083
Sterling Bancorp Inc/Mi†	1,837	11,500
Stock Yards Bancorp, Inc.	3,073	212,498
Summit Financial Group, Inc.	1,202	36,673
Texas Capital Bancshares, Inc.†	5,458	319,948
Third Coast Bancshares, Inc.†	1,371	25,720
Tompkins Financial Corp.	1,508	116,342
Towne Bank	7,228	215,900
TriCo Bancshares	3,397	162,377
Triumph Bancorp, Inc.†	2,577	187,219
TrustCo Bank Corp.	2,013	67,556
Trustmark Corp.	6,575	213,490
UMB Financial Corp.	4,726	427,703
United Bankshares, Inc.	14,221	550,922
United Community Banks, Inc.	11,411	388,316
Unity Bancorp, Inc.	756	21,183
Univest Financial Corp.	3,131	78,087
USCB Financial Holdings, Inc.†	1,157	14,046
Valley National Bancorp	46,241	540,557
Veritex Holdings, Inc.	5,637	174,409
Walker & Dunlop, Inc.	3,294	371,036
Washington Trust Bancorp, Inc.	1,854	101,748
WesBanco, Inc.	6,266	213,796
Security Description	Shares or Principal Amount	Value

Banks (continued)
West BanCorp, Inc.	1,739	$ 45,231
Westamerica BanCorp	2,796	167,788
		25,203,082
Beverages — 0.5%
BRC, Inc., Class A†	2,755	25,869
Celsius Holdings, Inc.†	5,870	522,195
Coca-Cola Consolidated, Inc.	504	258,552
Duckhorn Portfolio, Inc.†	3,965	72,718
MGP Ingredients, Inc.	1,507	158,506
National Beverage Corp.	2,534	137,292
Primo Water Corp.	16,913	223,590
Vintage Wine Estates, Inc.†	3,476	25,514
Vita Coco Co., Inc.†	2,992	36,054
		1,460,290
Biotechnology — 6.3%
2seventy Bio, Inc.†	4,012	57,733
4D Molecular Therapeutics, Inc.†	3,220	30,268
Aadi Bioscience, Inc.†	1,554	19,223
Absci Corp.†	5,653	18,598
ACADIA Pharmaceuticals, Inc.†	12,902	189,530
Adagio Therapeutics, Inc.†	5,509	19,392
Adicet Bio, Inc.†	3,037	51,295
Adma Biologics, Inc.†	19,945	42,682
Aerovate Therapeutics, Inc.†	985	21,916
Affimed NV†	15,261	43,189
Agenus, Inc.†	28,987	74,786
Akero Therapeutics, Inc.†	3,006	30,781
Akoya Biosciences, Inc.†	1,692	23,823
Albireo Pharma, Inc.†	1,847	38,399
Allogene Therapeutics, Inc.†	8,553	111,018
Allovir, Inc.†	3,333	15,298
Alpha Teknova, Inc.†	674	4,374
Alpine Immune Sciences, Inc.†	1,676	13,324
ALX Oncology Holdings, Inc.†	2,302	22,283
Amicus Therapeutics, Inc.†	29,596	294,776
AN2 Therapeutics, Inc.†	498	4,263
AnaptysBio, Inc.†	2,175	45,545
Anavex Life Sciences Corp.†	7,323	75,134
ANI Pharmaceuticals, Inc.†	1,353	46,340
Apellis Pharmaceuticals, Inc.†	9,758	549,180
Arbutus Biopharma Corp.†	11,589	26,771
Arcellx, Inc.†	1,055	21,870
Arcturus Therapeutics Holdings, Inc.†	2,480	43,524
Arcus Biosciences, Inc.†	5,512	146,564
Arcutis Biotherapeutics, Inc.†	3,759	91,193
Arrowhead Pharmaceuticals, Inc.†	11,047	469,829
Atara Biotherapeutics, Inc.†	9,851	29,849
Atea Pharmaceuticals, Inc.†	8,188	67,142
Athira Pharma, Inc.†	3,649	12,699
Aura Biosciences, Inc.†	1,967	28,049
Aurinia Pharmaceuticals, Inc.†	14,396	117,759
Avid Bioservices, Inc.†	6,555	128,806
Avidity Biosciences, Inc.†	5,247	85,474
Axsome Therapeutics, Inc.†	3,082	118,934
Beam Therapeutics, Inc.†	6,821	429,587
Berkeley Lights, Inc.†	5,994	26,913
BioCryst Pharmaceuticals, Inc.†	19,906	219,364
Biohaven Pharmaceutical Holding Co., Ltd.†	6,685	976,144
Bluebird Bio, Inc.†	7,678	31,096
Blueprint Medicines Corp.†	6,413	327,448

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Bridgebio Pharma, Inc.†	11,227	$ 97,226
C4 Therapeutics, Inc.†	4,514	43,515
Cara Therapeutics, Inc.†	4,807	42,013
Caribou Biosciences, Inc.†	5,795	47,055
Cassava Sciences, Inc.†	4,093	66,839
Celldex Therapeutic,s Inc.†	4,918	151,081
Celularity, Inc.†	1,672	5,033
Century Therapeutics, Inc.†	2,161	22,842
Cerevel Therapeutics Holdings, Inc.†	5,832	153,323
ChemoCentryx, Inc.†	6,782	160,191
Chinook Therapeutics, Inc.†	4,688	86,775
CinCor Pharma, Inc.†	1,438	32,528
Cogent Biosciences, Inc†	4,787	53,088
Crinetics Pharmaceuticals, Inc.†	5,647	108,479
CTI BioPharma Corp.†	9,940	65,008
Cullinan Oncology, Inc.†	3,200	43,232
Cytek Biosciences, Inc.†	12,254	156,851
Cytokinetics, Inc.†	8,811	372,970
Day One Biopharmaceuticals, Inc.†	2,506	42,928
Deciphera Pharmaceuticals, Inc.†	4,835	61,356
Denali Therapeutics, Inc.†	10,574	359,727
Design Therapeutics, Inc.†	3,636	71,338
DICE Therapeutics, Inc.†	3,047	52,530
Dynavax Technologies Corp.†	12,701	182,640
Dyne Therapeutics, Inc.†	3,400	35,666
Edgewise Therapeutics, Inc.†	3,190	30,847
Editas Medicine, Inc.†	7,414	117,957
Eiger BioPharmaceuticals, Inc.†	4,397	38,210
Emergent BioSolutions, Inc.†	5,404	187,195
Enochian Biosciences, Inc.†	2,121	4,878
EQRx, Inc.†	14,674	79,973
Erasca, Inc.†	6,961	52,486
Esperion Therapeutics, Inc.†	6,768	39,051
Evolus, Inc.†	3,800	46,854
EyePoint Pharmaceuticals, Inc.†	2,799	25,555
Fate Therapeutics, Inc.†	8,921	272,358
FibroGen, Inc.†	9,386	118,076
Forma Therapeutics Holdings, Inc.†	3,882	32,143
Generation Bio Co.†	4,993	31,855
Geron Corp.†	38,556	73,256
Global Blood Therapeutics, Inc.†	6,688	218,831
Gossamer Bio, Inc.†	6,759	75,904
GreenLight Biosciences Holdings PBC†	1,507	3,195
Halozyme Therapeutics, Inc.†	14,564	712,180
HilleVax, Inc.†	1,391	18,806
Humacyte, Inc.†	1,894	6,591
Icosavax, Inc.†	2,385	16,695
IGM Biosciences, Inc.†	1,074	17,302
Imago Biosciences, Inc.†	2,824	45,466
ImmunityBio, Inc.†	8,785	34,174
ImmunoGen, Inc.†	23,041	109,214
Immunovant, Inc.†	4,298	17,708
Inhibrx, Inc.†	3,133	54,326
Innoviva, Inc.†	6,791	97,383
Inovio Pharmaceuticals, Inc.†	23,589	46,706
Insmed, Inc.†	12,798	283,092
Instil Bio, Inc.†	7,468	42,120
Intellia Therapeutics, Inc.†	8,093	524,103
Intercept Pharmaceuticals, Inc.†	2,624	33,482
Intra-Cellular Therapies, Inc.†	9,832	532,108
Iovance Biotherapeutics, Inc.†	16,181	188,509
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
iTeos Therapeutics, Inc.†	2,525	$ 61,762
IVERIC bio, Inc.†	12,539	134,042
Janux Therapeutics, Inc.†	1,842	22,878
Karuna Therapeutics, Inc.†	2,821	367,435
Karyopharm Therapeutics, Inc.†	8,176	34,748
Keros Therapeutics, Inc.†	1,802	57,808
Kezar Life Sciences, Inc.†	4,991	48,762
Kiniksa Pharmaceuticals, Ltd., Class A†	3,343	33,129
Kinnate Biopharma, Inc.†	3,136	33,555
Kodiak Sciences, Inc.†	3,578	35,601
Kronos Bio, Inc.†	4,366	18,337
Krystal Biotech, Inc.†	2,248	163,160
Kymera Therapeutics, Inc.†	4,058	89,398
Lexicon Pharmaceuticals, Inc.†	7,817	18,604
Ligand Pharmaceuticals, Inc.†	1,623	149,365
Liquidia Corp.†	5,121	25,119
MacroGenics, Inc.†	6,469	20,248
MaxCyte, Inc.†	9,338	50,892
MeiraGTx Holdings PLC†	3,243	26,852
Mersana Therapeutics, Inc.†	9,405	47,683
Monte Rosa Therapeutics, Inc.†	3,077	27,908
Myriad Genetics, Inc.†	8,535	225,153
Nektar Therapeutics†	19,475	77,121
NeoGenomics, Inc.†	13,327	134,869
NGM Biopharmaceuticals, Inc.†	4,208	60,932
Nkarta, Inc.†	3,479	47,001
Nurix Therapeutics, Inc.†	4,758	75,938
Nuvalent, Inc., Class A†	1,816	26,986
Nuvation Bio, Inc.†	12,491	34,475
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	7,510	43,107
Pardes Biosciences, Inc.†	3,041	8,576
PepGen, Inc.†	894	10,013
Phathom Pharmaceuticals, Inc.†	2,471	22,758
Point Biopharma Global, Inc.†	7,947	58,331
Praxis Precision Medicines, Inc.†	4,060	14,332
Precigen, Inc.†	10,832	17,006
Prothena Corp. PLC†	3,807	118,245
Provention Bio, Inc.†	6,006	22,943
PTC Therapeutics, Inc.†	7,539	328,323
Radius Health, Inc.†	5,015	50,551
Rallybio Corp.†	1,712	15,973
RAPT Therapeutics, Inc.†	2,790	51,392
Recursion Pharmaceuticals, Inc., Class A†	14,512	122,772
REGENXBIO, Inc.†	4,310	135,205
Relay Therapeutics, Inc.†	8,210	156,154
Replimune Group, Inc.†	3,237	62,409
REVOLUTION Medicines, Inc.†	6,764	152,799
Rigel Pharmaceuticals, Inc.†	18,520	22,039
Rocket Pharmaceuticals, Inc.†	4,696	68,092
Sage Therapeutics, Inc.†	5,590	192,352
Sana Biotechnology, Inc.†	9,552	63,807
Sangamo Therapeutics, Inc.†	12,854	55,144
Seer, Inc.†	5,536	49,824
Singular Genomics Systems, Inc.†	5,983	22,795
Sorrento Therapeutics, Inc.†	40,803	106,088
SpringWorks Therapeutics, Inc.†	3,726	111,333
Stoke Therapeutics, Inc.†	2,409	35,629
Sutro Biopharma, Inc.†	4,724	27,635
Syndax Pharmaceuticals, Inc.†	5,554	113,135
Talaris Therapeutics, Inc.†	2,406	10,707

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Tango Therapeutics, Inc.†	5,005	$ 20,470
Tarsus Pharmaceuticals, Inc.†	1,946	29,229
Tenaya Therapeutics, Inc.†	2,999	14,305
TG Therapeutics, Inc.†	14,295	85,627
Theravance Biopharma, Inc.†	6,910	60,739
Theseus Pharmaceuticals, Inc.†	1,823	13,144
TransMedics Group, Inc.†	2,885	116,496
Travere Therapeutics, Inc.†	6,536	153,857
Turning Point Therapeutics, Inc.†	4,912	368,302
Twist Bioscience Corp.†	6,024	263,490
Tyra Biosciences, Inc.†	1,408	14,995
Vaxart, Inc.†	13,290	48,907
VBI Vaccines, Inc.†	20,691	17,602
Ventyx Biosciences, Inc.†	2,405	36,340
Vera Therapeutics, Inc.†	1,488	25,668
Veracyte, Inc.†	7,690	202,555
Vericel Corp.†	5,064	164,783
Veru, Inc.†	6,974	84,385
Verve Therapeutics, Inc.†	3,964	97,594
Vir Biotechnology, Inc.†	7,782	216,417
Viridian Therapeutics, Inc.†	2,769	36,662
VistaGen Therapeutics, Inc.†	20,899	2,991
Xencor, Inc.†	6,161	176,759
Zentalis Pharmaceuticals, Inc.†	4,123	120,392
		18,776,077
Building Materials — 1.2%
AAON, Inc.	4,707	283,220
American Woodmark Corp.†	1,773	89,040
Apogee Enterprises, Inc.	2,385	99,240
Boise Cascade Co.	4,240	299,810
Caesarstone, Ltd.	2,429	21,812
Gibraltar Industries, Inc.†	3,534	165,356
Griffon Corp.	4,944	148,370
JELD-WEN Holding, Inc.†	9,253	164,518
Masonite International Corp.†	2,421	220,384
Modine Manufacturing Co.†	5,341	70,074
PGT Innovations, Inc.†	6,328	138,583
Simpson Manufacturing Co., Inc.	4,653	480,562
SmartRent, Inc.†	12,771	72,284
SPX Corp.†	4,752	280,986
Summit Materials, Inc., Class A†	12,729	350,175
UFP Industries, Inc.	6,534	602,500
View, Inc.†	12,000	26,520
		3,513,434
Chemicals — 1.9%
AdvanSix, Inc.	2,921	114,766
American Vanguard Corp.	3,133	73,344
Amyris, Inc.†	21,129	37,610
Avient Corp.	9,771	421,619
Balchem Corp.	3,420	464,299
Cabot Corp.	5,969	443,258
Codexis, Inc.†	6,569	45,063
Danimer Scientific, Inc.†	9,725	44,930
Diversey Holdings, Ltd.†	8,387	62,819
Ecovyst, Inc.	6,868	70,260
GCP Applied Technologies, Inc.†	5,342	168,273
H.B. Fuller Co.	5,697	365,747
Hawkins, Inc.	2,081	82,720
Ingevity Corp.†	4,176	280,210
Innospec, Inc.	2,657	271,014
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Intrepid Potash, Inc.†	1,195	$ 54,492
Koppers Holdings, Inc.	2,206	51,929
Kronos Worldwide, Inc.	2,378	41,781
Lightwave Logic, Inc.†	11,996	127,997
Mativ, Inc.	5,840	127,604
Minerals Technologies, Inc.	3,519	235,104
Origin Materials, Inc.†	11,418	67,138
Orion Engineered Carbons SA	6,492	112,247
Perimeter Solutions SA†	13,077	151,039
Quaker Chemical Corp.	1,454	235,853
Rayonier Advanced Materials, Inc.†	6,628	23,463
Rogers Corp.†	2,014	542,270
Sensient Technologies Corp.	4,503	387,168
Stepan Co.	2,292	257,185
Terawulf, Inc.†	2,294	3,303
Trinseo PLC	3,881	138,823
Tronox Holdings PLC, Class A	12,556	195,999
Unifi, Inc.†	1,496	20,391
Valhi, Inc.	258	13,184
		5,732,902
Coal — 0.4%
Alpha Metallurgical Resources, Inc.	1,920	262,579
Arch Resources, Inc.	1,635	211,144
CONSOL Energy, Inc.†	3,684	225,903
Nacco Industries Cl A	435	17,095
Peabody Energy Corp.†	12,636	265,230
Ramaco Resources, Inc.	2,406	28,246
SunCoke Energy, Inc.	8,944	66,186
Warrior Met Coal, Inc.	5,527	176,477
		1,252,860
Commercial Services — 4.8%
2U, Inc.†	8,014	78,457
Aaron's Co., Inc.	3,251	42,328
ABM Industries, Inc.	7,196	322,669
Adtalem Global Education, Inc.†	4,816	193,122
AirSculpt Technologies, Inc.†	1,328	10,319
Alarm.com Holdings, Inc.†	5,162	365,315
Alight, Inc., Class A†	36,441	274,765
Alta Equipment Group, Inc.†	2,252	25,312
American Public Education, Inc.†	2,010	31,577
AMN Healthcare Services, Inc.†	4,800	539,712
API Group Corp.†	22,207	393,286
Arlo Technologies, Inc.†	9,127	64,163
ASGN, Inc.†	5,386	558,851
Bakkt Holdings, Inc.†	6,100	17,141
Barrett Business Services, Inc.	772	62,987
Bird Global, Inc.†	18,398	9,898
BrightView Holdings, Inc.†	4,766	62,625
Brink's Co.	4,981	283,618
Carriage Services, Inc.	1,445	52,425
Cass Information Systems, Inc.	1,443	52,612
CBIZ, Inc.†	5,274	240,600
Chegg, Inc.†	13,351	284,376
Cimpress PLC†	1,893	76,080
Cipher Mining, Inc.†	4,193	7,212
CompoSecure, Inc.†	834	4,554
Core Scientific, Inc.†	23,486	58,950
CoreCivic, Inc.†	12,956	139,536
CorVel Corp.†	963	158,789
Coursera, Inc.†	12,103	168,111
CRA International, Inc.	767	75,941

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Cross Country Healthcare, Inc.†	3,928	$ 103,542
Custom Truck One Source, Inc.†	6,404	39,641
Deluxe Corp.	4,645	116,775
Ennis, Inc.	2,728	59,607
European Wax Center, Inc., Class A	2,269	47,467
EVERTEC, Inc.	6,451	251,524
Evo Payments, Inc., Class A†	5,076	138,778
First Advantage Corp.†	6,302	88,417
Forrester Research, Inc.†	1,214	56,439
Franklin Covey Co.†	1,351	70,698
Graham Holdings Co., Class B	404	240,174
Green Dot Corp., Class A†	5,213	146,485
Greenidge Generation Holdings, Inc.†	1,373	4,092
Hackett Group, Inc.	2,893	60,666
HealthEquity, Inc.†	8,909	518,237
Heidrick & Struggles International, Inc.	2,097	65,301
Herc Holdings, Inc.	2,755	341,675
Huron Consulting Group, Inc.†	2,257	151,445
ICF International, Inc.	1,981	186,907
Information Services Group	3,814	28,452
Insperity, Inc.	3,895	427,437
John Wiley & Sons, Inc., Class A	4,610	240,734
Kelly Services, Inc., Class A	3,774	81,820
Kforce, Inc.	2,188	144,080
Korn Ferry	5,750	376,683
Laureate Education, Inc., Class A	12,164	144,022
Legalzoom.com, Inc.†	10,514	110,187
LiveRamp Holdings, Inc.†	7,199	191,565
Marathon Digital Holdings, Inc.†	10,837	140,773
MarketWise, Inc.†	1,827	5,207
Medifast, Inc.	1,220	205,192
MoneyGram International, Inc.†	10,065	102,260
Moneylion, Inc.†	15,510	24,351
Monro, Inc.	3,573	179,186
Multiplan Corp.†	40,554	205,203
National Research Corp.	1,536	58,214
Paya Holdings, Inc.†	9,391	65,643
Payoneer Global, Inc.†	23,235	124,075
Paysafe, Ltd.†	36,295	72,953
Perdoceo Education Corp.†	7,327	100,380
Pfsweb, Inc.†	1,773	19,343
Priority Technology Holdings, Inc.†	1,923	8,634
PROG Holdings, Inc.†	5,810	107,020
Progyny, Inc.†	8,029	245,125
Quad/Graphics, Inc.†	3,738	11,887
R1 RCM, Inc.†	14,505	362,625
Redbox Entertainment, Inc.†	702	3,061
Remitly Global, Inc.†	9,028	86,037
Rent the Runway, Inc., Class A†	5,014	22,262
Rent-A-Center, Inc.	5,698	134,074
Repay Holdings Corp.†	9,403	126,000
Resources Connection, Inc.	3,408	73,136
Riot Blockchain, Inc.†	12,568	91,998
Sabre Corp.†	35,002	215,262
ShotSpotter, Inc.†	958	32,179
SP Plus Corp.†	2,491	85,342
Spire Global, Inc.†	13,423	20,135
StoneCo, Ltd., Class A†	29,747	284,976
StoneMor, Inc.†	2,938	9,960
Strategic Education, Inc.	2,469	177,348
Stride, Inc.†	4,357	194,671
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Textainer Group Holdings, Ltd.	4,984	$ 169,306
Transcat, Inc.†	764	47,612
TriNet Group, Inc.†	4,019	331,568
Triton International, Ltd.	6,830	437,666
TrueBlue, Inc.†	3,515	76,065
Udemy, Inc.†	7,744	92,541
Universal Technical Institute, Inc.†	3,477	27,955
V2X, Inc.†	1,236	41,085
Viad Corp.†	2,181	73,652
Vivint Smart Home, Inc.†	10,187	48,694
Wejo Group, Ltd.†	2,461	3,593
Willdan Group, Inc.†	1,246	33,904
WW International, Inc.†	5,821	38,651
ZipRecruiter, Inc. Class A†	8,576	150,337
		14,255,322
Computers — 1.8%
3D Systems Corp.†	13,599	155,573
Cantaloupe, Inc.†	6,269	38,053
Cerberus Cyber Sentinel Corp.†	4,902	15,735
Conduent, Inc.†	18,221	84,910
Corsair Gaming, Inc.†	4,112	57,979
Desktop Metal, Inc.†	28,377	60,443
Diebold Nixdorf, Inc.†	7,842	25,330
ExlService Holdings, Inc.†	3,476	585,254
ForgeRock, Inc., Class A†	2,992	60,648
Grid Dynamics Holdings, Inc.†	5,216	98,426
Insight Enterprises, Inc.†	3,371	314,885
Integral Ad Science Holding Corp.†	4,098	38,808
IronNet, Inc.†	6,957	15,445
KnowBe4, Inc., Class A†	7,817	111,705
Markforged Holding Corp.†	11,818	25,881
MAXIMUS, Inc.	6,593	440,742
Mitek Systems, Inc.†	4,531	49,297
NetScout Systems, Inc.†	7,575	269,518
NextNav, Inc.†	5,236	14,451
OneSpan, Inc.†	4,299	47,590
PAR Technology Corp.†	2,846	118,450
Parsons Corp.†	3,611	156,104
Ping Identity Holding Corp.†	8,295	142,259
Qualys, Inc.†	4,190	512,521
Rapid7, Inc.†	6,234	398,789
Rigetti Computing, Inc.†	3,440	15,239
Rimini Street, Inc.†	5,222	36,658
SecureWorks Corp., Class A†	1,053	10,456
Sterling Check Corp.†	2,541	49,931
Super Micro Computer, Inc.†	4,873	263,191
Telos Corp.†	5,781	45,901
Tenable Holdings, Inc.†	11,798	455,993
TTEC Holdings, Inc.	2,023	148,023
Unisys Corp.†	7,108	97,522
Varonis Systems, Inc.†	11,693	297,353
Velo3D, Inc.†	6,051	19,424
Vuzix Corp.†	6,365	52,002
		5,330,489
Cosmetics/Personal Care — 0.2%
Beauty Health Co.†	10,705	142,591
e.l.f. Beauty, Inc.†	5,196	174,222
Edgewell Personal Care Co.	5,771	229,570

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cosmetics/Personal Care (continued)
Honest Co., Inc.†	6,978	$ 23,306
Inter Parfums, Inc.	1,927	160,847
		730,536
Distribution/Wholesale — 0.5%
A-Mark Precious Metals, Inc.	1,941	58,812
G-III Apparel Group, Ltd.†	4,683	103,448
Global Industrial Co.	1,396	49,907
H&E Equipment Services, Inc.	3,424	122,408
Hudson Technologies, Inc.†	4,629	41,245
KAR Auction Services, Inc.†	12,941	221,291
Resideo Technologies, Inc.†	15,522	349,400
ScanSource, Inc.†	2,750	87,863
Thredup, Inc. Class A†	6,300	14,175
Titan Machinery, Inc.†	2,172	61,098
Veritiv Corp.†	1,564	193,967
VSE Corp.	1,138	47,739
		1,351,353
Diversified Financial Services — 2.5%
Amerant Bancorp, Inc.	3,013	82,315
Applied Blockchain, Inc.†	866	1,836
Artisan Partners Asset Management, Inc., Class A	6,450	256,452
AssetMark Financial Holdings, Inc.†	2,313	43,924
Associated Capital Group, Inc., Class A	184	7,526
Atlanticus Holdings Corp.†	462	17,852
B. Riley Financial, Inc.	2,178	112,254
BGC Partners, Inc., Class A	34,297	125,184
Blucora, Inc.†	5,057	101,140
Bread Financial Holdings, Inc.	5,375	212,904
BrightSphere Investment Group, Inc.	3,469	65,599
Brookfield Business Corp., Class A	2,788	63,706
Cohen & Steers, Inc.	2,726	200,879
Columbia Financial, Inc.†	3,713	75,522
Consumer Portfolio Services, Inc.†	1,536	19,691
Cowen, Inc., Class A	2,820	98,897
Cryptyde, Inc.†	1,969	2,186
Curo Group Holdings Corp.	2,358	16,883
Diamond Hill Investment Group, Inc.	324	61,939
Enact Holdings, Inc.	3,224	74,281
Encore Capital Group, Inc.†	2,579	186,797
Enova International, Inc.†	3,417	117,921
EZCORP, Inc., Class A†	5,364	43,127
Federal Agricultural Mtg. Corp., Class C	977	107,753
Federated Hermes, Inc.	9,423	321,418
Finance of America Cos., Inc., Class A†	4,166	7,374
First Western Financial, Inc.†	847	23,707
Flywire Corp.†	5,933	139,188
Focus Financial Partners, Inc., Class A†	6,227	251,758
GAMCO Investors, Inc., Class A	513	10,640
GCM Grosvenor, Inc., Class A	4,590	36,307
Hamilton Lane, Inc., Class A	3,789	286,335
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,147	330,115
Home Point Capital, Inc.	852	3,135
Houlihan Lokey, Inc.	5,474	462,881
I3 Verticals, Inc., Class A†	2,364	64,135
International Money Express, Inc.†	3,487	83,827
LendingClub Corp.†	10,862	150,439
LendingTree, Inc.†	1,126	51,323
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Manning & Napier, Inc.	1,703	$ 21,645
Moelis & Co., Class A	6,921	322,380
Mr. Cooper Group, Inc.†	7,793	351,075
Navient Corp.	12,466	205,315
Nelnet, Inc., Class A	1,602	152,334
NerdWallet, Inc., Class A†	2,749	23,861
Oportun Financial Corp.†	2,985	27,402
Oppenheimer Holdings, Inc., Class A	945	31,743
OppFi, Inc.†	1,444	4,419
PennyMac Financial Services, Inc.	3,177	174,068
Perella Weinberg Partners	4,999	35,243
Piper Sandler Cos.	1,863	235,111
PJT Partners, Inc., Class A	2,577	184,204
PRA Group, Inc.†	4,259	169,679
Pzena Investment Management, Inc., Class A	1,793	16,908
Radian Group, Inc.	18,599	416,060
Regional Management Corp.	826	33,866
Sculptor Capital Management, Inc.	2,816	27,625
Silvercrest Asset Manageme A	1,064	18,939
StepStone Group, Inc., Class A	5,657	150,702
StoneX Group, Inc.†	1,847	160,929
Sunlight Financial Holdings, Inc.†	2,608	9,910
Swk Holdings Corp.†	382	6,903
Velocity Financial, Inc.†	924	10,931
Victory Capital Holdings, Inc. Class A	1,771	49,004
Virtus Investment Partners, Inc.	766	158,041
WisdomTree Investments, Inc.	14,621	76,029
World Acceptance Corp.†	436	48,298
		7,441,774
Electric — 1.5%
ALLETE, Inc.	6,152	381,855
Altus Power, Inc.†	4,496	35,249
Ameresco, Inc., Class A†	3,413	195,292
Avista Corp.	7,776	328,614
Black Hills Corp.	6,978	538,701
Clearway Energy, Inc., Class A	3,738	129,073
Clearway Energy, Inc., Class C	8,804	330,502
FTC Solar, Inc.†	4,444	22,309
MGE Energy, Inc.	3,907	317,952
NorthWestern Corp.	5,834	323,495
Ormat Technologies, Inc.	4,869	421,363
Otter Tail Corp.	4,415	310,242
PNM Resources, Inc.	9,173	442,781
Portland General Electric Co.	9,604	493,069
Unitil Corp.	1,705	93,383
Via Renewables, Inc.	1,303	10,580
		4,374,460
Electrical Components & Equipment — 0.7%
Belden, Inc.	4,710	304,831
Blink Charging Co.†	3,965	83,939
Encore Wire Corp.	2,044	283,033
Energizer Holdings, Inc.	7,157	211,346
EnerSys	4,443	292,838
ESS Tech, Inc.†	8,657	32,897
Insteel Industries, Inc.	2,009	62,882
nLight, Inc.†	4,710	57,745

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment (continued)
Novanta, Inc.†	3,813	$ 587,964
Powell Industries, Inc.	981	23,505
		1,940,980
Electronics — 1.5%
Advanced Energy Industries, Inc.	4,033	360,913
Akoustis Technologies, Inc.†	5,577	23,870
Allied Motion Technologies, Inc.	1,391	37,474
Atkore, Inc.†	4,616	458,230
Badger Meter, Inc.	3,141	302,133
Benchmark Electronics, Inc.	3,748	95,874
Berkshire Grey, Inc.†	5,238	9,219
Brady Corp., Class A	5,042	241,260
Cadre Holdings, Inc.	1,773	41,931
Charge Enterprises, Inc.†	11,605	35,279
Comtech Telecommunications Corp.	2,777	32,269
CTS Corp.	3,403	138,434
Cyberoptics Corp.†	769	31,275
Enovix Corp.†	11,675	155,511
Evolv Technologies Holdings, Inc.†	9,021	24,266
FARO Technologies, Inc.†	1,963	63,837
GoPro, Inc., Class A†	14,034	89,256
Identiv, Inc.†	2,368	32,063
Itron, Inc.†	4,842	282,773
Kimball Electronics, Inc.†	2,573	56,606
Knowles Corp.†	9,616	189,916
Mesa Laboratories, Inc.	540	115,155
Microvision, Inc.†	17,770	91,515
Mirion Technologies, Inc.†	14,702	99,974
Napco Security Technologies, Inc.†	3,153	80,906
OSI Systems, Inc.†	1,738	168,012
Plexus Corp.†	2,947	276,871
Sanmina Corp.†	6,443	296,700
Stoneridge, Inc.†	2,826	53,185
TTM Technologies, Inc.†	10,877	147,166
Turtle Beach Corp.†	1,662	21,606
Vicor Corp.†	2,363	172,404
Vishay Intertechnology, Inc.	14,194	293,248
Vishay Precision Group, Inc.†	1,333	41,563
		4,560,694
Energy-Alternate Sources — 0.7%
Aemetis, Inc.†	3,124	22,961
Alto Ingredients, Inc.†	7,752	33,334
Archaea Energy, Inc.†	6,395	104,750
Array Technologies, Inc.†	16,182	272,667
Cleanspark, Inc.†	4,312	17,205
Energy Vault Holdings, Inc.†	2,701	12,019
Eneti, Inc.	2,456	15,768
Fluence Energy, Inc.†	3,856	52,981
FuelCell Energy, Inc.†	39,652	142,351
FutureFuel Corp.	2,773	19,938
Gevo, Inc.†	21,125	62,108
Green Plains, Inc.†	5,659	203,837
Heliogen, Inc.†	2,053	5,071
Montauk Renewables, Inc.†	6,912	82,737
REX American Resources Corp.†	567	54,126
Shoals Technologies Group, Inc., Class A†	12,005	283,678
Stem, Inc.†	15,468	175,252
Sunnova Energy International, Inc.†	10,656	277,269
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources (continued)
SunPower Corp.†	8,782	$ 178,889
TPI Composites, Inc.†	3,926	64,661
		2,081,602
Engineering & Construction — 1.4%
908 Devices, Inc.†	2,347	52,808
Arcosa, Inc.	5,199	268,060
Aris Water Solution, Inc., Class A	2,363	50,025
Atlas Technical Consultants, Inc.†	1,914	13,436
Comfort Systems USA, Inc.	3,804	401,931
Concrete Pumping Holdings, Inc.†	2,818	18,402
Construction Partners, Inc., Class A†	4,281	101,802
Dycom Industries, Inc.†	3,100	319,796
EMCOR Group, Inc.	5,441	633,169
Exponent, Inc.	5,533	556,011
Fluor Corp.†	15,277	388,189
Frontdoor, Inc.†	8,885	237,851
Granite Construction, Inc.	4,886	146,091
Great Lakes Dredge & Dock Corp.†	7,014	90,691
IES Holdings, Inc.†	945	31,185
Infrastructure and Energy Alternatives, Inc.†	3,264	46,088
Latham Group, Inc.†	4,717	25,896
MYR Group, Inc.†	1,796	171,033
NV5 Global, Inc.†	1,452	196,891
Primoris Services Corp.	5,693	132,988
Sterling Construction Co., Inc.†	3,143	80,807
Tutor Perini Corp.†	4,514	40,987
		4,004,137
Entertainment — 0.9%
Accel Entertainment, Inc.†	6,305	76,038
Bally's Corp.†	4,278	93,988
Cinemark Holdings, Inc.†	11,697	214,406
Everi Holdings, Inc.†	9,432	181,189
Golden Entertainment, Inc.†	2,195	96,295
IMAX Corp.†	5,268	88,555
International Game Technology PLC	10,694	202,651
Liberty Media Corp. - Liberty Braves, Series A†	1,075	31,024
Liberty Media Corp. - Liberty Braves, Series C†	4,043	111,870
Light & Wonder, Inc.†	10,503	535,023
Lions Gate Entertainment Corp., Class A†	6,257	54,811
Lions Gate Entertainment Corp., Class B†	12,522	104,058
Madison Square Garden Entertainment Corp.†	2,764	160,948
Monarch Casino & Resort, Inc.†	1,428	91,606
NeoGames SA†	1,411	21,574
RCI Hospitality Holdings, Inc.	949	54,055
Red Rock Resorts, Inc., Class A	5,726	225,204
Reservoir Media, Inc.†	2,195	14,267
Rush Street Interactive, Inc.†	6,518	36,110
SeaWorld Entertainment, Inc.†	4,851	231,538
		2,625,210
Environmental Control — 0.5%
Casella Waste Systems, Inc., Class A†	5,359	433,811
Centrus Energy Corp., Class A†	1,143	37,890
Energy Recovery, Inc.†	5,989	133,136
Evoqua Water Technologies Corp.†	12,626	481,177

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control (continued)
Harsco Corp.†	8,430	$ 40,548
Heritage-Crystal Clean, Inc.†	1,683	56,482
Li-Cycle Holdings Corp.†	14,194	102,055
Montrose Environmental Group, Inc.†	2,948	118,274
Pure Cycle Corp.†	2,090	22,070
PureCycle Technologies, Inc.†	11,404	86,442
		1,511,885
Food — 1.4%
B&G Foods, Inc.	7,300	180,383
Beyond Meat, Inc.†	6,590	210,814
Boxed, Inc.†	1,241	2,333
Calavo Growers, Inc.	1,852	74,636
Cal-Maine Foods, Inc.	4,069	207,967
Chefs' Warehouse, Inc.†	3,660	126,673
Hain Celestial Group, Inc.†	8,070	183,592
HF Foods Group, Inc.†	3,882	20,419
Hostess Brands, Inc.†	14,799	334,753
Ingles Markets, Inc., Class A	1,526	145,672
J&J Snack Foods Corp.	1,632	221,152
John B. Sanfilippo & Son, Inc.	958	71,754
Krispy Kreme, Inc.	7,709	110,085
Lancaster Colony Corp.	2,087	276,277
Landec Corp.†	2,812	29,470
Mission Produce, Inc.†	4,301	60,988
Natural Grocers by Vitamin Cottage, Inc.	995	16,497
Seneca Foods Corp., Class A†	628	35,746
Simply Good Foods Co.†	9,666	315,305
SpartanNash Co.	3,834	123,800
Sprouts Farmers Market, Inc.†	11,778	325,544
SunOpta, Inc.†	10,481	92,442
Sweetgreen, Inc.†	1,445	22,701
Tattooed Chef, Inc.†	5,254	33,153
Tootsie Roll Industries, Inc.	1,633	57,351
TreeHouse Foods, Inc.†	5,459	237,030
United Natural Foods, Inc.†	6,238	265,177
Utz Brands, Inc.	7,053	118,631
Village Super Market, Inc., Class A	909	20,516
Weis Markets, Inc.	1,764	135,705
Whole Earth Brands, Inc.†	4,363	23,473
		4,080,039
Food Service — 0.1%
Healthcare Services Group, Inc.	7,955	114,075
Sovos Brands, Inc.†	3,056	43,273
		157,348
Forest Products & Paper — 0.1%
Clearwater Paper Corp.†	1,795	64,081
Glatfelter Corp.	4,723	28,999
Resolute Forest Products, Inc.†	4,932	100,021
Sylvamo Corp.	3,811	149,544
		342,645
Gas — 1.1%
Brookfield Infrastructure Corp., Class A	10,512	481,555
Chesapeake Utilities Corp.	1,869	256,296
New Jersey Resources Corp.	10,333	477,281
Northwest Natural Holding Co.	3,661	196,486
ONE Gas, Inc.	5,772	490,274
South Jersey Industries, Inc.	13,183	451,913
Security Description	Shares or Principal Amount	Value

Gas (continued)
Southwest Gas Holdings, Inc.	7,086	$ 616,199
Spire, Inc.	5,473	411,788
		3,381,792
Hand/Machine Tools — 0.3%
Enerpac Tool Group Corp.	6,534	132,640
Franklin Electric Co., Inc.	4,948	449,377
Kennametal, Inc.	8,873	238,240
Luxfer Holdings PLC	2,999	49,004
		869,261
Healthcare-Products — 3.5%
Adaptive Biotechnologies Corp.†	11,965	109,599
Alphatec Holdings, Inc.†	7,563	57,025
AngioDynamics, Inc.†	3,994	90,624
Artivion, Inc.†	4,179	81,908
AtriCure, Inc.†	4,893	241,763
Atrion Corp.	148	100,033
Avanos Medical, Inc.†	5,058	143,495
AxoGen, Inc.†	4,351	40,551
Axonics, Inc.†	5,040	326,945
BioLife Solutions, Inc.†	3,617	69,700
Bionano Genomics, Inc.†	31,329	58,272
Bioventus, Inc., Class A†	3,391	28,790
Butterfly Network, Inc.†	14,264	61,906
Cardiovascular Systems, Inc.†	4,263	65,693
CareDx, Inc.†	5,464	129,989
Castle Biosciences, Inc.†	2,552	71,354
Cerus Corp.†	18,520	100,008
CONMED Corp.	3,028	295,624
Cue Health Inc†	11,565	39,090
Cutera, Inc.†	1,781	82,674
Glaukos Corp.†	4,910	264,403
Haemonetics Corp.†	5,451	378,790
Hanger, Inc.†	4,063	75,450
Inari Medical, Inc.†	5,178	401,709
Inogen, Inc.†	2,467	68,632
Inspire Medical Systems, Inc.†	2,919	610,042
Integer Holdings Corp.†	3,536	247,131
iRadimed Corp.	765	32,321
iRhythm Technologies, Inc.†	3,203	495,280
Lantheus Holdings, Inc.†	7,334	562,664
LeMaitre Vascular, Inc.	2,091	105,282
LivaNova PLC†	5,762	366,867
Meridian Bioscience, Inc.†	4,614	146,079
Merit Medical Systems, Inc.†	5,999	344,822
MiMedx Group, Inc.†	12,108	41,409
NanoString Technologies, Inc.†	4,984	63,795
Nautilus Biotechnology, Inc.†	5,115	14,885
Neogen Corp.†	11,618	268,724
Nevro Corp.†	3,746	162,389
NuVasive, Inc.†	5,619	295,110
Omnicell, Inc.†	4,713	518,996
OraSure Technologies, Inc.†	7,841	23,993
Orthofix Medical, Inc.†	2,078	53,301
OrthoPediatrics Corp.†	1,544	72,954
Owlet, Inc.†	1,768	3,766
Pacific Biosciences of California, Inc.†	24,242	105,938
Paragon 28, Inc.†	4,948	94,012
Patterson Cos., Inc.	9,355	290,566
PROCEPT BioRobotics Corp.†	2,748	105,248
Pulmonx Corp.†	3,670	62,537
Quanterix Corp.†	3,643	58,252

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Quantum-Si, Inc.†	9,802	$ 31,856
RxSight, Inc.†	2,210	33,062
SeaSpine Holdings Corp.†	3,805	22,602
Shockwave Medical, Inc.†	3,821	805,963
SI-BONE, Inc.†	3,601	48,397
Silk Road Medical, Inc.†	3,709	168,797
SomaLogic, Inc.†	16,060	81,103
STAAR Surgical Co.†	5,147	415,363
Surmodics, Inc.†	1,463	50,912
Tactile Systems Technology, Inc.†	2,081	16,128
Tenon Medical, Inc.†	346	730
Treace Medical Concepts, Inc.†	3,579	60,557
Utah Medical Products, Inc.	370	33,796
Varex Imaging Corp.†	4,145	92,392
Vicarious Surgical, Inc.†	5,854	22,831
ViewRay, Inc.†	15,889	48,461
Zimvie, Inc.†	2,233	43,365
Zynex, Inc.	2,412	20,695
		10,527,400
Healthcare-Services — 1.4%
23andMe Holding Co. Class A†	18,449	51,288
Accolade, Inc.†	6,267	57,907
Addus HomeCare Corp.†	1,659	153,972
Agiliti, Inc.†	2,945	64,466
American Well Corp., Class A†	24,618	96,010
ATI Physical Therapy, Inc.†	8,029	8,430
Aveanna Healthcare Holdings, Inc.†	4,778	10,129
Babylon Holdings, Ltd. Class A†	11,686	11,803
Brookdale Senior Living, Inc.†	19,962	96,217
Cano Health, Inc.†	17,374	105,808
CareMax, Inc.†	6,400	45,760
Clover Health Investments Corp.†	40,947	114,652
Community Health Systems, Inc.†	13,421	39,995
DocGo, Inc.†	8,642	66,803
Ensign Group, Inc.	5,782	460,768
Fulgent Genetics, Inc.†	2,313	138,202
Innovage Holding Corp.†	2,053	9,136
Inotiv, Inc.†	1,868	34,894
Invitae Corp.†	24,704	46,938
Joint Corp.†	1,509	25,804
LHC Group, Inc.†	3,201	521,955
LifeStance Health Group, Inc.†	7,754	46,214
Medpace Holdings, Inc.†	2,957	501,300
ModivCare, Inc.†	1,358	135,528
Nano-X Imaging, Ltd.†	4,511	54,312
National HealthCare Corp.	1,350	95,890
Oncology Institute, Inc.†	2,015	13,017
OPKO Health, Inc.†	43,328	102,254
P3 Health Partners, Inc.†	2,730	13,404
Pediatrix Medical Group, Inc. †	9,222	208,971
Pennant Group, Inc.†	2,801	37,365
RadNet, Inc.†	5,253	108,054
Science 37 Holdings, Inc.†	6,681	13,295
Select Medical Holdings Corp.	11,593	343,385
Sema4 Holdings Corp.†	16,967	27,487
Surgery Partners, Inc.†	4,258	167,680
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Thorne HealthTech, Inc.†	1,476	$ 7,660
U.S. Physical Therapy, Inc.	1,379	178,967
		4,215,720
Holding Companies-Divers — 0.0%
Professional Holding Corp. A†	1,387	31,138
Home Builders — 1.2%
Beazer Homes USA, Inc.†	3,198	47,171
Cavco Industries, Inc.†	985	253,923
Century Communities, Inc.	3,140	160,674
Dream Finders Homes, Inc., Class A†	2,249	29,237
Forestar Group, Inc.†	1,955	27,057
Green Brick Partners, Inc.†	3,066	82,169
Hovnanian Enterprises, Inc., Class A†	555	26,923
Installed Building Products, Inc.	2,603	263,996
KB Home	8,591	280,410
Landsea Homes Corp.†	1,123	8,265
LCI Industries	2,667	360,285
LGI Homes, Inc.†	2,240	252,672
M/I Homes, Inc.†	2,949	135,684
MDC Holdings, Inc.	6,139	222,539
Meritage Homes Corp.†	3,898	344,193
Skyline Champion Corp.†	5,725	362,393
Taylor Morrison Home Corp.†	12,401	355,909
Tri Pointe Homes, Inc.†	11,020	204,090
Winnebago Industries, Inc.	3,439	207,612
		3,625,202
Home Furnishings — 0.4%
Aterian, Inc.†	6,536	14,902
Ethan Allen Interiors, Inc.	2,428	55,820
iRobot Corp.†	2,881	132,555
Lovesac Co.†	1,495	46,584
MillerKnoll, Inc.	8,158	245,637
Purple Innovation, Inc.†	5,891	20,560
Sleep Number Corp.†	2,317	104,404
Snap One Holdings Corp.†	1,933	23,505
Sonos, Inc.†	13,698	302,863
Traeger, Inc.†	3,437	10,552
Universal Electronics, Inc.†	1,300	36,075
Vizio Holding Corp. A†	7,282	66,703
Weber, Inc., Class A	2,901	18,479
		1,078,639
Household Products/Wares — 0.3%
ACCO Brands Corp.	10,159	72,840
Central Garden & Pet Co.†	1,058	45,854
Central Garden & Pet Co., Class A†	4,376	178,541
Helen of Troy, Ltd.†	2,551	341,298
Leafly Holdings, Inc.†	468	2,583
Quanex Building Products Corp.	3,553	87,439
WD-40 Co.	1,466	260,025
		988,580
Housewares — 0.0%
Lifetime Brands, Inc.	1,373	14,773
Tupperware Brands Corp.†	4,882	36,420
		51,193
Insurance — 2.0%
Ambac Financial Group, Inc.†	4,918	57,885
American Equity Investment Life Holding Co.	8,363	314,114

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
AMERISAFE, Inc.	2,051	$ 93,444
Argo Group International Holdings, Ltd.	3,409	111,781
BRP Group, Inc., Class A†	6,276	173,029
CNO Financial Group, Inc.	12,342	231,413
Crawford & Co., Class A	1,807	13,101
Doma Holdings, Inc.†	14,697	10,905
Donegal Group, Inc., Class A	1,613	22,840
eHealth, Inc.†	2,615	19,351
Employers Holdings, Inc.	2,963	117,661
Enstar Group, Ltd.†	1,241	245,619
Essent Group, Ltd.	11,311	472,347
Genworth Financial, Inc., Class A†	54,634	232,195
Goosehead Insurance, Inc., Class A†	2,044	114,893
Greenlight Capital Re, Ltd., Class A†	2,805	20,168
HCI Group, Inc.	775	53,064
Hippo Holdings, Inc.†	27,320	23,331
Horace Mann Educators Corp.	4,464	152,892
Investors Title Co.	139	20,711
Jackson Financial, Inc., Class A	8,106	222,996
James River Group Holdings, Ltd.	3,946	93,757
Kinsale Capital Group, Inc.	2,323	564,977
Lemonade, Inc.†	4,321	81,451
MBIA, Inc.†	5,154	64,837
Mercury General Corp.	2,872	120,423
National Western Life Group, Inc., Class A	244	49,288
NI Holdings, Inc.†	908	13,475
NMI Holdings, Inc., Class A†	9,072	171,824
Palomar Holdings, Inc.†	2,606	162,536
ProAssurance Corp.	5,787	128,066
RLI Corp.	4,191	460,926
Root, Inc., Class A†	14,990	15,740
Safety Insurance Group, Inc.	1,527	132,162
Selective Insurance Group, Inc.	6,406	498,771
Selectquote, Inc.†	14,349	26,402
SiriusPoint, Ltd.†	9,887	43,305
Stewart Information Services Corp.	2,880	157,392
Tiptree, Inc.	2,555	28,386
Trean Insurance Group, Inc.†	2,425	12,513
Trupanion, Inc.†	4,185	263,781
United Fire Group, Inc.	2,292	75,246
Universal Insurance Holdings, Inc.	2,808	35,521
		5,924,519
Internet — 1.7%
1-800-Flowers.com, Inc., Class A†	2,887	28,783
1stdibs.com, Inc.†	2,506	16,239
aka Brands Holding Corp.†	1,200	2,256
Arena Group Holdings, Inc.†	1,217	12,669
BARK, Inc.†	5,531	7,909
Blade Air Mobility, Inc.†	6,023	33,458
Bright Health Group, Inc.†	20,717	34,805
Bumble, Inc., Class A†	9,259	351,101
Cargurus, Inc.†	10,954	266,073
CarParts.com, Inc.†	5,451	43,499
Cars.com, Inc.†	7,436	87,447
ChannelAdvisor Corp.†	3,224	47,522
Cogent Communications Holdings, Inc.	4,617	294,611
ContextLogic, Inc., Class A†	61,080	91,620
Couchbase, Inc.†	2,844	43,314
Dhi Group, Inc.†	4,589	22,440
Security Description	Shares or Principal Amount	Value

Internet (continued)
Edgio, Inc.†	14,737	$ 37,285
ePlus, Inc.†	2,846	158,152
Eventbrite, Inc., Class A†	8,274	77,445
EverQuote, Inc., Class A†	2,080	21,736
Figs, Inc., Class A†	13,687	144,672
Focus Universal, Inc.†	1,900	26,467
FuboTV, Inc.†	19,118	47,986
Gambling.com Group, Ltd.†	931	7,225
Groupon, Inc.†	2,314	24,528
HealthStream, Inc.†	2,594	62,412
Innovid Corp.†	2,403	6,392
Inspirato, Inc.†	1,101	5,538
Lands' End, Inc.†	1,638	20,885
Liquidity Services, Inc.†	2,653	53,405
Lulu's Fashion Lounge Holdings, Inc.†	629	3,522
Magnite, Inc.†	14,047	107,319
Marqeta, Inc.†	46,596	446,856
MediaAlpha, Inc., Class A†	2,551	31,428
Nerdy, Inc.†	5,816	15,180
Open Lending Corp., Class A†	11,323	117,306
OptimizeRx Corp.†	1,898	42,648
Overstock.com, Inc.†	4,571	132,559
Perficient, Inc.†	3,667	386,942
Poshmark, Inc., Class A†	4,932	53,216
Q2 Holdings, Inc.†	5,996	263,224
QuinStreet, Inc.†	5,569	59,867
RealReal, Inc.†	9,135	21,285
Revolve Group, Inc.†	4,383	124,127
Rover Group, Inc.†	9,952	43,490
RumbleON, Inc., Class B†	1,111	18,554
Shutterstock, Inc.	2,603	147,069
Solo Brands, Inc., Class A†	2,359	11,771
Squarespace, Inc.†	3,363	71,531
Stitch Fix, Inc., Class A†	8,723	52,076
TechTarget, Inc.†	2,942	191,789
TrueCar, Inc.†	9,958	25,592
Tucows, Inc., Class A†	1,063	49,185
Upwork, Inc.†	12,868	238,830
Vacasa, Inc. Class A†	4,391	11,461
Vimeo, Inc.†	15,365	85,429
Vivid Seats, Inc. Class A	2,655	22,196
Yelp, Inc.†	7,381	226,301
		5,078,627
Investment Companies — 0.1%
Compass Diversified Holdings	6,502	156,893
Kinetik Holdings, Inc.	1,777	72,289
		229,182
Iron/Steel — 0.4%
ATI, Inc.†	13,322	331,585
Carpenter Technology Corp.	5,129	164,846
Commercial Metals Co.	12,989	514,624
Schnitzer Steel Industries, Inc., Class A	2,782	98,928
		1,109,983
Leisure Time — 0.5%
Acushnet Holdings Corp.	3,676	179,131
Bowlero Corp.†	4,175	47,762
Callaway Golf Co.†	15,016	344,617
Camping World Holdings, Inc., Class A	4,131	111,702

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure Time (continued)
Clarus Corp.	3,096	$ 63,840
F45 Training Holdings, Inc.†	3,883	7,649
Johnson Outdoors, Inc., Class A	572	38,501
Life Time Group Holdings, Inc.†	4,512	65,424
Lindblad Expeditions Holdings, Inc.†	3,460	27,334
Malibu Boats, Inc., Class A†	2,226	139,014
Marine Products Corp.	893	9,698
MasterCraft Boat Holdings, Inc.†	1,962	46,480
OneSpaWorld Holdings, Ltd.†	7,122	51,350
OneWater Marine, Inc., Class A†	1,188	43,053
Virgin Galactic Holdings, Inc.†	24,497	182,258
Vista Outdoor, Inc.†	5,997	180,510
Xponential Fitness, Inc., Class A†	1,820	27,009
		1,565,332
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	1,376	36,161
Century Casinos, Inc.†	2,925	24,658
Full House Resorts, Inc.†	3,528	21,909
Hilton Grand Vacations, Inc.†	9,625	392,411
Marcus Corp.†	2,553	41,946
Sonder Holdings, Inc.†	4,686	7,263
Target Hospitality Corp.†	3,278	45,073
		569,421
Machinery-Construction & Mining — 0.3%
Argan, Inc.	1,504	55,889
Astec Industries, Inc.	2,450	120,369
Babcock & Wilcox Enterprises, Inc.†	6,392	50,880
Bloom Energy Corp., Class A†	17,476	353,539
Hyster-Yale Materials Handling, Inc.	1,163	40,228
Manitowoc Co, Inc.†	3,725	42,577
NuScale Power Corp.†	1,840	26,386
Terex Corp.	7,316	245,159
Transphorm, Inc.†	2,301	11,850
Volta, Inc.†	13,114	24,130
		971,007
Machinery-Diversified — 1.6%
Alamo Group, Inc.	1,080	139,763
Albany International Corp., Class A	3,390	309,405
Altra Industrial Motion Corp.	6,977	291,150
Applied Industrial Technologies, Inc.	4,109	413,324
Cactus, Inc., Class A	6,327	263,140
Chart Industries, Inc.†	3,942	769,045
CIRCOR International, Inc.†	1,983	34,524
Columbus McKinnon Corp.	3,007	99,532
CSW Industrials, Inc.	1,610	192,347
DXP Enterprises, Inc.†	1,634	55,556
Eastman Kodak Co.†	6,134	33,798
Gorman-Rupp Co.	2,441	74,939
GrafTech International, Ltd.	21,094	162,424
Hydrofarm Holdings Group, Inc.†	4,686	15,136
Ichor Holdings, Ltd.†	3,011	94,124
Kadant, Inc.	1,246	253,997
Lindsay Corp.	1,181	181,827
Mueller Water Products, Inc., Class A	16,737	217,916
Ranpak Holdings Corp.†	4,663	23,828
Sarcos Technology and Robotics Corp.†	8,143	27,279
Tennant Co.	1,989	133,322
Thermon Group Holdings, Inc.†	3,555	55,351
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Watts Water Technologies, Inc., Class A	2,937	$ 405,688
Zurn Water Solutions Corp.	13,330	385,903
		4,633,318
Media — 0.5%
AMC Networks, Inc., Class A†	3,247	99,098
Audacy, Inc.†	12,810	8,160
Cumulus Media, Inc., Class A†	1,983	15,745
E.W. Scripps Co., Class A†	6,277	89,510
Gannett Co, Inc.†	15,455	46,520
Gray Television, Inc.	9,078	168,578
iHeartMedia, Inc., Class A†	12,938	96,776
Liberty Latin America, Ltd., Class A†	4,153	30,608
Liberty Latin America, Ltd., Class C†	16,417	120,501
Scholastic Corp.	2,964	139,515
Sinclair Broadcast Group, Inc., Class A	4,471	97,647
TEGNA, Inc.	23,915	500,780
Thryv Holdings, Inc.†	2,727	66,375
Urban One, Inc.†	888	4,467
Urban One, Inc.†	1,288	4,521
Value Line, Inc.	99	8,592
WideOpenWest, Inc.†	5,753	105,740
		1,603,133
Metal Fabricate/Hardware — 0.9%
AZZ, Inc.	2,634	112,050
Distribution Solutions Group, Inc.†	528	26,189
Fathom Digital Manufacturing C†	1,084	4,640
Helios Technologies, Inc.	3,492	240,319
Hillman Solutions Corp.†	14,445	149,506
Janus International Group, Inc.†	8,766	89,150
Mueller Industries, Inc.	6,005	404,317
Northwest Pipe Co.†	1,049	32,886
Olympic Steel, Inc.	1,030	30,622
Omega Flex, Inc.	350	40,246
Proto Labs, Inc.†	2,955	144,470
RBC Bearings, Inc.†	3,062	722,632
Ryerson Holding Corp.	1,780	48,772
Standex International Corp.	1,281	124,359
TimkenSteel Corp.†	4,979	101,024
Tredegar Corp.	2,918	30,581
Worthington Industries, Inc.	3,415	174,882
Xometry, Inc., Class A†	3,626	137,788
		2,614,433
Mining — 0.8%
5E Advanced Materials, Inc.†	3,467	56,443
Arconic Corp.†	11,356	343,065
Century Aluminum Co.†	5,575	43,987
Coeur Mining, Inc.†	29,901	95,982
Compass Minerals International, Inc.	3,681	137,044
Constellium SE†	13,321	194,886
Dakota Gold Corp.†	5,451	24,366
Energy Fuels, Inc.†	16,746	112,366
Hecla Mining Co.	57,402	260,031
Hycroft Mining Holding Corp.†	16,200	16,686
Kaiser Aluminum Corp.	1,700	128,809
Livent Corp.†	17,396	432,986
Novagold Resources, Inc.†	25,668	125,260
Pan American Silver Corp. CVR†	29,003	18,852
Piedmont Lithium, Inc.†	1,864	84,271
PolyMet Mining Corp.†	3,136	9,345
United States Lime & Minerals, Inc.	218	22,426

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Uranium Energy Corp.†	29,994	$ 125,975
Ur-Energy, Inc.†	22,475	26,745
		2,259,525
Miscellaneous Manufactur — 0.6%
AMMO, Inc.†	9,377	45,760
Chase Corp.	810	73,645
EnPro Industries, Inc.	2,234	208,834
Federal Signal Corp.	6,412	266,226
Haynes International, Inc.	1,312	50,722
Hillenbrand, Inc.	7,795	360,129
LSB Industries, Inc.†	3,403	46,995
Materion Corp.	2,192	179,613
Myers Industries, Inc.	3,895	94,765
NL Industries, Inc.	897	8,369
Sight Sciences, Inc.†	2,311	21,446
Smith & Wesson Brands, Inc.	4,874	70,917
Sturm Ruger & Co., Inc.	1,850	122,341
Trinity Industries, Inc.	8,961	232,538
		1,782,300
Miscellaneous Manufacturing — 0.3%
ESCO Technologies, Inc.	2,766	214,503
Fabrinet†	3,964	380,782
John Bean Technologies Corp.	3,395	381,293
		976,578
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,953	40,899
Office Furnishings — 0.1%
CompX International, Inc.	171	3,890
HNI Corp.	4,533	160,106
Interface, Inc.	6,287	91,099
Kimball International, Inc., Class B	3,881	31,785
Steelcase, Inc., Class A	9,249	102,941
		389,821
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	18,582	60,763
Xerox Holdings Corp.	12,273	210,237
		271,000
Oil & Gas — 3.1%
Amplify Energy Corp.†	3,828	26,222
Battalion Oil Corp.†	269	2,849
Berry Corp.	8,602	73,461
Borr Drilling, Ltd.†	14,423	55,384
Brigham Minerals, Inc., Class A	5,473	145,308
California Resources Corp.	8,398	376,734
Callon Petroleum Co.†	5,282	243,183
Centennial Resource Development, Inc., Class A†	22,079	147,046
Chord Energy Corp.	4,548	583,236
Civitas Resources, Inc.	7,915	466,668
CNX Resources Corp.†	20,689	357,299
Comstock Resources, Inc.†	9,839	156,735
Crescent Energy, Inc.	3,487	50,910
CVR Energy, Inc.	3,174	106,456
Delek US Holdings, Inc.	7,565	201,683
Denbury, Inc.†	5,449	391,838
Diamond Offshore Drilling, Inc.†	10,720	72,360
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Earthstone Energy, Inc., Class A†	4,640	$ 65,842
Empire Petroleum Corp.†	727	7,997
Gulfport Energy Corp.†	1,277	117,535
Helmerich & Payne, Inc.	11,034	510,874
HighPeak Energy, Inc.	688	16,911
Kosmos Energy, Ltd.†	48,461	307,243
Laredo Petroleum, Inc.†	1,832	162,443
Magnolia Oil & Gas Corp., Class A	17,909	432,144
Matador Resources Co.	12,082	698,098
Murphy Oil Corp.	15,820	555,915
Nabors Industries, Ltd.†	973	138,643
Noble Corp.†	4,038	121,140
Northern Oil and Gas, Inc.	7,040	202,963
Par Pacific Holdings, Inc.†	5,248	86,592
Patterson-UTI Energy, Inc.	23,025	381,064
PBF Energy, Inc., Class A†	10,390	346,507
Ranger Oil Corp.	2,283	86,891
Riley Exploration Permian, Inc.	1,115	29,525
Ring Energy, Inc.†	9,278	26,071
SandRidge Energy, Inc.†	3,411	63,888
SilverBow Resources, Inc.†	1,259	56,894
Sitio Royalties Corp.	1,251	36,917
SM Energy Co.	13,000	536,640
Talos Energy, Inc.†	7,100	134,545
Tellurian, Inc.†	54,762	203,715
VAALCO Energy, Inc.	6,273	37,199
Valaris, Ltd.†	6,539	328,127
Vertex Energy, Inc.†	5,804	78,818
W&T Offshore, Inc.†	10,147	50,431
		9,278,944
Oil & Gas Services — 0.8%
Archrock, Inc.	14,529	122,625
Bristow Group, Inc.†	2,540	65,532
ChampionX Corp.	21,931	458,138
DMC Global, Inc.†	2,015	45,861
Dril-Quip, Inc.†	3,660	93,879
Expro Group Holdings NV†	8,320	101,338
Helix Energy Solutions Group, Inc.†	15,349	62,010
Liberty Energy, Inc.†	15,323	217,587
MRC Global, Inc.†	8,911	103,546
National Energy Services Reunited Corp.†	4,094	28,863
Newpark Resources, Inc.†	9,095	32,014
NexTier Oilfield Solutions, Inc.†	18,851	187,944
NOW, Inc.†	11,838	130,928
Oceaneering International, Inc.†	10,735	114,006
Oil States International, Inc.†	6,543	33,369
ProPetro Holding Corp.†	9,375	98,625
RPC, Inc.	7,979	65,109
Select Energy Services, Inc., Class A†	7,663	57,243
Solaris Oilfield Infrastructure, Inc., Class A	3,389	37,584
TETRA Technologies, Inc.†	13,359	58,512
Tidewater, Inc.†	4,090	90,103
US Silica Holdings, Inc.†	7,954	110,004
Weatherford International PLC†	7,586	175,464
		2,490,284
Packaging & Containers — 0.3%
Greif, Inc., Class A	2,773	195,829
Greif, Inc., Class B	578	40,356
Karat Packaging, Inc.†	609	11,589

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers (continued)
Matthews International Corp., Class A	3,280	$ 91,676
O-I Glass, Inc.†	16,706	245,745
Pactiv Evergreen, Inc,	4,639	47,411
TriMas Corp.	4,548	134,621
UFP Technologies, Inc.†	733	59,021
		826,248
Pharmaceuticals — 2.5%
AbCellera Biologics, Inc.†	22,225	223,139
Aclaris Therapeutics, Inc.†	6,420	98,932
AdaptHealth Corp.†	7,751	171,375
Aduro Biotech Holding, Inc. CVR†(1)	1,482	0
Aerie Pharmaceuticals, Inc.†	5,027	35,239
Agios Pharmaceuticals, Inc.†	5,857	126,336
Alector, Inc.†	6,674	68,208
Alkermes PLC†	17,499	447,974
Amneal Pharmaceuticals, Inc.†	11,052	39,124
Amphastar Pharmaceuticals, Inc.†	4,110	153,673
Amylyx Pharmaceuticals, Inc.†	1,231	33,225
Anika Therapeutics, Inc.†	1,564	36,535
Arvinas, Inc.†	5,220	277,234
Beachbody Co. Inc†	11,232	13,478
BellRing Brands, Inc.†	12,553	303,029
Bioxcel Therapeutics, Inc.†	2,052	31,683
Catalyst Pharmaceuticals, Inc.†	10,283	105,298
Chimerix, Inc.†	9,036	19,789
Coherus Biosciences, Inc.†	7,904	66,947
Collegium Pharmaceutical, Inc.†	3,646	62,675
Contra Zogenix, Inc. CVR(1)	5,635	3,832
Corcept Therapeutics, Inc.†	9,151	262,268
Covetrus, Inc.†	11,359	235,926
Eagle Pharmaceuticals, Inc.†	1,113	44,186
Embecta Corp.†	6,156	181,171
Enanta Pharmaceuticals, Inc.†	2,102	115,925
Endo International PLC†	25,142	13,330
Foghorn Therapeutics, Inc.†	2,156	31,542
Fulcrum Therapeutics, Inc.†	3,665	21,550
Gelesis Holdings, Inc.†	1,058	1,524
Harmony Biosciences Holdings, Inc.†	2,814	142,754
Herbalife Nutrition, Ltd.†	10,631	259,503
Heron Therapeutics, Inc.†	11,044	30,702
Heska Corp.†	1,036	94,784
Ideaya Biosciences, Inc.†	3,817	56,950
Ironwood Pharmaceuticals, Inc.†	14,668	167,949
Jounce Therapeutics, Inc.†	4,522	13,883
KalVista Pharmaceuticals, Inc.†	2,627	32,443
Kura Oncology, Inc.†	6,809	104,246
Lyell Immunopharma, Inc.†	18,568	103,424
Madrigal Pharmaceuticals, Inc.†	1,366	85,812
MannKind Corp.†	26,710	92,150
Mirum Pharmaceuticals, Inc.†	1,705	42,796
Morphic Holding, Inc.†	2,762	73,110
Nature's Sunshine Products, Inc.†	1,459	15,247
Ocugen, Inc.†	22,971	59,265
Ocular Therapeutix, Inc.†	8,269	37,045
Option Care Health, Inc.†	15,419	518,078
Outlook Therapeutics, Inc.†	12,712	14,365
Owens & Minor, Inc.	7,920	280,447
Pacira BioSciences, Inc.†	4,822	272,732
PetIQ, Inc.†	2,939	48,200
Phibro Animal Health Corp., Class A	2,189	42,839
PMV Pharmaceuticals Inc†	3,952	59,082
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Prestige Consumer Healthcare, Inc.†	5,401	$ 325,734
Progenics Pharmaceuticals, Inc. CVR(1)	9,786	10,358
Prometheus Biosciences, Inc.†	3,141	134,026
Protagonist Therapeutics, Inc.†	4,938	49,133
Reata Pharmaceuticals, Inc., Class A†	2,967	91,028
Relmada Therapeutics, Inc.†	2,939	75,238
Revance Therapeutics, Inc.†	7,523	116,757
Senseonics Holdings, Inc.†	49,162	63,419
Seres Therapeutics, Inc.†	7,561	31,076
SIGA Technologies, Inc.	5,055	86,895
Supernus Pharmaceuticals, Inc.†	5,259	166,973
Tricida, Inc.†	3,573	32,729
USANA Health Sciences, Inc.†	1,206	83,962
Vanda Pharmaceuticals, Inc.†	5,957	64,216
Vaxcyte, Inc.†	5,657	130,564
Xeris Biopharma Holdings, Inc.†	14,208	20,175
Y-mAbs Therapeutics, Inc.†	3,940	61,425
		7,416,661
Pipelines — 0.2%
Equitrans Midstream Corp.	44,128	346,405
Excelerate Energy, Inc.†	1,991	44,081
Golar LNG, Ltd.†	10,835	242,379
NextDecade Corp.†	3,318	23,458
		656,323
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	736	10,466
Real Estate — 0.7%
American Realty Investors In†	160	2,474
Angel Oak Mtg., Inc.	1,280	18,112
Compass, Inc., Class A†	27,975	106,865
Cushman & Wakefield PLC†	17,063	286,658
Douglas Elliman, Inc.	8,112	48,672
eXp World Holdings, Inc.	7,363	109,414
FRP Holdings, Inc.†	719	42,421
Kennedy-Wilson Holdings, Inc.	12,676	261,886
Legacy Housing Corp.†	939	12,752
Marcus & Millichap, Inc.	2,669	109,215
McGrath RentCorp	2,600	219,336
Newmark Group, Inc., Class A	15,865	180,861
Offerpad Solutions, Inc.†	7,327	15,460
Radius Global Infrastructure, Inc., Class A†	8,016	122,484
RE/MAX Holdings, Inc., Class A	2,014	51,035
Realogy Holdings Corp.†	12,435	123,480
Redfin Corp.†	11,272	98,066
RMR Group, Inc., Class A	1,642	47,470
St. Joe Co.	3,698	155,390
Stratus Properties, Inc.†	633	20,047
Transcontinental Realty Investors, Inc.†	135	5,839
		2,037,937
REITS — 7.1%
Acadia Realty Trust	9,998	171,266
AFC Gamma, Inc.	1,697	27,831
Agree Realty Corp.	7,974	634,651
Alexander & Baldwin, Inc.	7,775	154,800
Alexander's, Inc.	230	56,007
American Assets Trust, Inc.	5,300	160,219

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Apartment Investment & Management Co., Class A†	16,075	$ 133,744
Apollo Commercial Real Estate Finance, Inc.	15,102	193,004
Apple Hospitality REIT, Inc.	23,092	385,175
Arbor Realty Trust, Inc.	16,675	277,138
Ares Commercial Real Estate Corp.	4,801	65,774
Armada Hoffler Properties, Inc.	7,203	102,139
ARMOUR Residential REIT, Inc.	11,024	86,759
Ashford Hospitality Trust, Inc.†	3,692	32,194
Blackstone Mtg. Trust, Inc., Class A	18,278	566,070
Bluerock Residential Growth	3,077	80,833
Braemar Hotels & Resorts, Inc.	7,347	38,131
Brandywine Realty Trust	18,218	170,338
BrightSpire Capital, Inc.	10,222	90,362
Broadmark Realty Capital, Inc.	13,975	106,070
Broadstone Net Lease, Inc.	18,167	411,846
BRT Apartments Corp.	1,270	29,197
CareTrust REIT, Inc.	10,365	214,037
CatchMark Timber Trust, Inc., Class A	5,257	59,089
CBL & Associates Properties, Inc.	2,858	87,998
Cedar Realty Trust, Inc.	1,153	33,506
Centerspace	1,648	141,547
Chatham Lodging Trust†	5,145	62,563
Chimera Investment Corp.	25,529	267,289
City Office REIT, Inc.	4,582	64,606
Claros Mtg. Trust, Inc.	9,873	189,167
Clipper Realty, Inc.	1,285	11,578
Community Healthcare Trust, Inc.	2,545	99,128
Corporate Office Properties Trust	12,093	340,418
CTO Realty Growth, Inc.	1,904	40,365
DiamondRock Hospitality Co.†	22,514	208,930
DigitalBridge Group, Inc.†	63,463	347,777
Diversified Healthcare Trust	25,528	44,163
Dynex Capital, Inc.	3,901	65,537
Easterly Government Properties, Inc.	9,786	198,362
Ellington Financial, Inc.	6,101	97,921
Empire State Realty Trust, Inc., Class A	14,827	126,474
Equity Commonwealth†	11,582	324,875
Essential Properties Realty Trust, Inc.	14,012	337,969
Farmland Partners, Inc.	4,915	72,939
Four Corners Property Trust, Inc.	8,603	251,466
Franklin BSP Realty Trust, Inc.	9,036	138,703
Franklin Street Properties Corp.	10,598	40,166
GEO Group, Inc.†	12,709	83,371
Getty Realty Corp.	4,528	132,852
Gladstone Commercial Corp.	4,110	86,104
Gladstone Land Corp.	3,459	93,773
Global Medical REIT, Inc.	6,550	79,779
Global Net Lease, Inc.	11,185	168,782
Granite Point Mtg. Trust, Inc.	5,733	60,827
Healthcare Realty Trust, Inc.	16,254	426,667
Hersha Hospitality Trust†	3,371	33,980
Independence Realty Trust, Inc.	23,793	528,205
INDUS Realty Trust, Inc.	573	34,999
Industrial Logistics Properties Trust	6,974	69,949
Innovative Industrial Properties, Inc.	2,981	287,398
InvenTrust Properties Corp.	7,273	208,517
Invesco Mtg. Capital, Inc.	3,564	63,083
iStar, Inc.	7,112	118,842
Kite Realty Group Trust	23,386	465,148
Security Description	Shares or Principal Amount	Value

REITS (continued)
KKR Real Estate Finance Trust, Inc.	5,553	$ 108,228
Ladder Capital Corp.	12,194	144,865
LTC Properties, Inc.	4,179	175,100
LXP Industrial Trust	30,366	333,115
Macerich Co.	23,119	245,293
MFA Financial, Inc.	11,017	142,780
National Health Investors, Inc.	4,737	307,147
Necessity Retail REIT, Inc.	14,343	111,732
NETSTREIT Corp.	5,165	105,882
New York Mtg. Trust, Inc.	40,805	128,128
Nexpoint Real Estate Finance, Inc.	841	17,745
NexPoint Residential Trust, Inc.	2,443	162,557
Office Properties Income Trust	5,144	106,892
One Liberty Properties, Inc.	1,751	48,590
Orchid Island Capital, Inc.	19,099	61,499
Orion Office REIT, Inc.	6,124	66,997
Outfront Media, Inc.	15,716	290,117
Paramount Group, Inc.	20,032	157,251
Pebblebrook Hotel Trust	13,942	272,705
PennyMac Mtg. Investment Trust	9,873	151,649
Phillips Edison & Co., Inc.	12,273	417,773
Physicians Realty Trust	24,149	429,128
Piedmont Office Realty Trust, Inc., Class A	13,194	181,549
Plymouth Industrial REIT, Inc.	4,044	77,887
Postal Realty Trust, Inc., Class A	1,899	32,055
PotlatchDeltic Corp.	7,332	359,488
Ready Capital Corp.	7,950	110,584
Redwood Trust, Inc.	12,902	111,731
Retail Opportunity Investments Corp.	12,944	226,002
RLJ Lodging Trust	17,649	220,436
RPT Realty	8,960	97,395
Ryman Hospitality Properties, Inc.†	5,776	511,407
Sabra Health Care REIT, Inc.	24,775	381,287
Safehold, Inc.	2,330	99,351
Saul Centers, Inc.	1,267	66,239
Seritage Growth Properties, Class A†	4,716	56,686
Service Properties Trust	17,630	115,300
SITE Centers Corp.	20,906	305,437
STAG Industrial, Inc.	19,365	634,785
Summit Hotel Properties, Inc.†	11,243	88,258
Sunstone Hotel Investors, Inc.†	23,079	261,485
Tanger Factory Outlet Centers, Inc.	10,884	177,083
Terreno Realty Corp.	7,978	499,822
TPG RE Finance Trust, Inc.	7,399	80,279
Two Harbors Investment Corp.	37,082	199,501
UMH Properties, Inc.	5,315	113,263
Uniti Group, Inc.	25,471	253,946
Universal Health Realty Income Trust	1,375	74,112
Urban Edge Properties	12,281	201,777
Urstadt Biddle Properties, Inc., Class A	3,191	58,714
Veris Residential, Inc.†	9,245	128,968
Washington Real Estate Investment Trust	9,383	208,021
Whitestone REIT	5,020	56,375
Xenia Hotels & Resorts, Inc.†	12,278	201,605
		20,958,398
Retail — 3.8%
Abercrombie & Fitch Co., Class A†	5,327	94,874
Academy Sports & Outdoors, Inc.	9,003	387,399
American Eagle Outfitters, Inc.	16,548	199,238
America's Car-Mart, Inc.†	639	66,181

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Arko Corp.	9,115	$ 83,220
Asbury Automotive Group, Inc.†	2,378	408,160
Aspen Aerogels, Inc.†	2,939	38,442
Beacon Roofing Supply, Inc.†	5,831	349,977
Bed Bath & Beyond, Inc.†	8,554	43,027
Big 5 Sporting Goods Corp.	2,303	29,617
Big Lots, Inc.	3,007	60,711
Biglari Holdings, Inc., Class B†	79	9,497
BJ's Restaurants, Inc.†	2,434	57,126
Bloomin' Brands, Inc.	9,474	193,175
BlueLinx Holdings, Inc.†	1,005	80,400
Boot Barn Holdings, Inc.†	3,168	197,366
Brinker International, Inc.†	4,663	129,398
Buckle, Inc.	3,242	97,908
Build-A-Bear Workshop, Inc.	1,522	24,306
Caleres, Inc.	3,910	97,046
Cannae Holdings, Inc.†	8,111	171,223
Cato Corp., Class A	1,973	24,367
Cheesecake Factory, Inc.	5,341	156,117
Chico's FAS, Inc.†	13,142	65,973
Children's Place, Inc.†	1,410	61,109
Chuy's Holdings, Inc.†	2,023	44,971
Citi Trends, Inc.†	898	22,073
Clean Energy Fuels Corp.†	18,194	117,897
Conn's, Inc.†	1,401	13,197
Container Store Group, Inc.†	3,487	26,013
Cracker Barrel Old Country Store, Inc.	2,489	236,629
Dave & Buster's Entertainment, Inc.†	4,609	172,192
Denny's Corp.†	6,445	62,581
Designer Brands, Inc., Class A	6,205	89,538
Destination XL Group, Inc.†	6,414	26,554
Dillard's, Inc., Class A	462	105,036
Dine Brands Global, Inc.	1,695	120,870
Duluth Holdings, Inc., Class B†	1,401	13,506
El Pollo Loco Holdings, Inc.†	2,093	20,344
EVgo, Inc.†	7,294	65,427
Express, Inc.†	6,894	11,651
First Watch Restaurant Group, Inc.†	1,064	17,684
FirstCash Holdings, Inc.	4,143	303,516
Foot Locker, Inc.	8,918	253,004
Franchise Group, Inc.	2,955	97,308
Genesco, Inc.†	1,407	78,862
GMS, Inc.†	4,642	246,351
Group 1 Automotive, Inc.	1,725	305,187
GrowGeneration Corp.†	6,161	29,881
Guess?, Inc.	3,654	69,097
Haverty Furniture Cos., Inc.	1,621	44,302
Hibbett Sports, Inc.	1,379	64,703
Jack in the Box, Inc.	2,273	157,155
Joann, Inc.	1,183	10,694
Kura Sushi USA, Inc., Class A†	496	41,882
La-Z-Boy, Inc.	4,614	128,592
LL Flooring Holdings, Inc.†	3,138	31,505
MarineMax, Inc.†	2,270	92,707
Movado Group, Inc.	1,679	57,052
Murphy USA, Inc.	2,405	683,886
National Vision Holdings, Inc.†	8,710	253,809
Noodles & Co.†	4,389	22,867
Nu Skin Enterprises, Inc., Class A	5,360	233,214
ODP Corp.†	4,614	167,488
ONE Group Hospitality, Inc.†	2,422	20,321
Security Description	Shares or Principal Amount	Value

Retail (continued)
Papa John's International, Inc.	3,545	$ 339,930
Party City Holdco, Inc.†	11,703	13,341
Patrick Industries, Inc.	2,357	143,117
PC Connection, Inc.	1,207	57,248
PetMed Express, Inc.	2,166	47,262
Portillo's, Inc., Class A†	2,135	48,742
PriceSmart, Inc.	2,641	175,310
Qurate Retail, Inc., Series A	37,578	102,588
Rite Aid Corp.†	5,856	48,195
Rush Enterprises, Inc., Class A	4,557	219,602
Rush Enterprises, Inc., Class B	732	39,711
Ruth's Hospitality Group, Inc.	3,504	61,495
Sally Beauty Holdings, Inc.†	11,495	146,906
Shake Shack, Inc., Class A†	4,025	207,126
Shoe Carnival, Inc.	1,891	41,243
Signet Jewelers, Ltd.	5,007	305,227
Sonic Automotive, Inc., Class A	2,163	90,521
Sportsman's Warehouse Holdings, Inc.†	4,666	46,007
Texas Roadhouse, Inc.	7,339	640,108
Tile Shop Holdings, Inc.	3,905	13,004
Tilly's, Inc., Class A	2,473	18,721
TravelCenters of America, Inc.†	1,355	56,531
Warby Parker, Inc., Class A†	8,958	110,990
Wingstop, Inc.	3,217	405,921
Winmark Corp.	306	67,978
World Fuel Services Corp.	6,698	185,669
Zumiez, Inc.†	1,679	43,654
		11,361,550
Savings & Loans — 0.9%
Axos Financial, Inc.†	6,152	256,908
Banc of California, Inc.	5,901	103,327
Berkshire Hills Bancorp, Inc.	4,953	139,526
Brookline Bancorp, Inc.	8,147	112,673
Capitol Federal Financial, Inc.	13,955	133,828
Flushing Financial Corp.	3,088	66,670
Greene County Bancorp, Inc.	363	16,651
Hingham Institution for Savings	157	45,532
Home Bancorp, Inc.	784	29,533
HomeTrust Bancshares, Inc.	1,564	37,755
Northfield Bancorp, Inc.	4,692	69,066
Northwest Bancshares, Inc.	13,042	187,544
OceanFirst Financial Corp.	6,230	128,089
Pacific Premier Bancorp, Inc.	10,064	338,553
Provident Financial Services, Inc.	8,018	195,318
Southern Missouri Bancorp, Inc.	854	46,065
Washington Federal, Inc.	6,956	237,408
Waterstone Financial, Inc.	2,160	40,284
WSFS Financial Corp.	6,914	329,936
		2,514,666
Semiconductors — 2.3%
ACM Research, Inc.†	5,146	86,864
Alpha & Omega Semiconductor, Ltd.†	2,363	99,270
Ambarella, Inc.†	3,910	338,411
Amkor Technology, Inc.	10,893	219,712
Atomera, Inc.†	2,191	25,591
Axcelis Technologies, Inc.†	3,507	246,647
AXT, Inc.†	4,355	38,193
CEVA, Inc.†	2,452	91,288
Cohu, Inc.†	5,156	147,358
Diodes, Inc.†	4,778	388,786
FormFactor, Inc.†	8,375	297,815

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Impinj, Inc.†	2,256	$ 191,805
Kulicke & Soffa Industries, Inc.	6,239	300,221
MACOM Technology Solutions Holdings, Inc.†	5,426	314,382
MaxLinear, Inc.†	7,709	311,521
Onto Innovation, Inc.†	5,321	442,973
Ouster, Inc.†	14,654	25,791
Photronics, Inc.†	6,432	153,146
Power Integrations, Inc.	6,207	527,657
Rambus, Inc.†	11,766	297,445
Rockley Photonics Holdings, Ltd.†	10,940	28,006
Semtech Corp.†	6,793	423,408
Silicon Laboratories, Inc.†	3,896	574,582
SiTime Corp.†	1,719	319,700
SkyWater Technology, Inc.†	1,160	15,590
SMART Global Holdings, Inc.†	5,272	103,437
Synaptics, Inc.†	4,258	617,197
Ultra Clean Holdings, Inc.†	4,847	162,859
Veeco Instruments, Inc.†	5,356	116,761
		6,906,416
Software — 5.0%
1Life Healthcare, Inc.†	19,353	327,840
8x8, Inc.†	11,803	57,717
ACI Worldwide, Inc.†	12,293	350,719
ACV Auctions, Inc., Class A†	12,102	89,434
Agilysys, Inc.†	2,100	101,430
Alignment Healthcare, Inc.†	9,053	132,898
Alkami Technology, Inc.†	3,849	53,578
Allscripts Healthcare Solutions, Inc.†	12,228	193,447
Altair Engineering, Inc., Class A†	5,578	328,600
American Software, Inc., Class A	3,359	60,059
Amplitud, Inc., Class A†	6,001	88,695
Apollo Medical Holdings, Inc.†	4,178	221,559
Appfolio, Inc., Class A†	2,045	208,201
Appian Corp.†	4,297	208,533
Arteris, Inc.†	1,816	14,637
Asana, Inc., Class A†	7,904	152,705
Avaya Holdings Corp.†	8,959	8,051
AvePoint, Inc.†	13,823	69,530
Avid Technology, Inc.†	3,843	107,835
AvidXchange Holdings, Inc.†	15,733	113,592
Bandwidth, Inc., Class A†	2,489	41,392
Benefitfocus, Inc.†	2,768	23,445
BigCommerce Holdings, Inc., Series 1†	6,883	107,719
Blackbaud, Inc.†	4,985	305,680
Blackline, Inc.†	5,928	374,768
Blend Labs, Inc., Class A†	19,855	52,417
Box, Inc., Class A†	13,856	394,065
Brightcove, Inc.†	4,416	26,275
BTRS Holdings ,Inc.†	10,765	69,434
C3.ai, Inc., Class A†	7,386	135,976
Cardlytics, Inc.†	3,555	49,059
Cerence, Inc.†	4,218	118,821
Clear Secure, Inc., Class A†	6,678	169,087
CommVault Systems, Inc.†	4,778	267,998
Computer Programs & Systems, Inc.†	1,531	51,687
Consensus Cloud Solutions, Inc.†	1,716	92,716
Convey Holding Parent, Inc.†	1,731	18,089
CS Disco, Inc.†	2,386	58,552
CSG Systems International, Inc.	3,436	224,199
Cvent Holding Corp.†	9,022	56,297
Security Description	Shares or Principal Amount	Value

Software (continued)
Daily Journal Corp.†	130	$ 35,139
Digi International, Inc.†	3,667	104,473
Digimarc Corp.†	1,467	22,460
Digital Turbine, Inc.†	9,886	198,412
DigitalOcean Holdings, Inc.†	8,191	335,667
Domo, Inc., Class B†	3,261	91,341
Donnelley Financial Solutions, Inc.†	2,971	100,984
Duck Creek Technologies, Inc.†	8,289	114,388
Duolingo, Inc.†	2,527	231,852
E2open Parent Holdings, Inc.†	21,382	144,329
Ebix, Inc.	2,829	66,934
eGain Corp.†	2,240	19,846
Enfusion, Inc.†	2,733	31,430
EngageSmart, Inc.†	3,745	70,668
Envestnet, Inc.†	5,900	343,793
Everbridge, Inc.†	4,248	106,795
EverCommerce, Inc.†	2,592	29,756
Evolent Health, Inc., Class A†	8,798	299,044
Faraday Future Intelligent Electric, Inc.†	10,659	23,556
Fastly, Inc., Class A†	11,975	136,156
Health Catalyst, Inc.†	5,802	97,126
Hims & Hers Health, Inc.†	13,025	80,625
HireRight Holdings Corp.†	2,276	33,821
IBEX Holdings, Ltd.†	606	10,944
Inseego Corp.†	9,248	20,623
Inspired Entertainment, Inc.†	2,377	24,578
Instructure Holdings, Inc.†	1,857	45,385
Intapp, Inc.†	1,508	22,876
IonQ, Inc.†	12,752	68,861
Kaleyra, Inc.†	3,164	7,182
Latch, Inc.†	7,552	9,062
LivePerson, Inc.†	7,550	102,982
LiveVox Holdings, Inc.†	2,387	3,939
Loyalty Ventures, Inc.†	2,153	6,351
ManTech International Corp., Class A	3,209	307,486
Matterport, Inc.†	23,495	99,854
MeridianLink, Inc.†	2,467	42,062
MicroStrategy, Inc., Class A†	1,010	288,921
Model N, Inc.†	3,870	97,214
Momentive Global, Inc.†	14,215	122,960
N-Able, Inc.†	7,318	71,863
NextGen Healthcare, Inc.†	5,973	102,258
Nutex Health, Inc.†	4,162	10,988
Olo, Inc.†	9,651	103,362
ON24, Inc.†	4,465	42,909
Oscar Health, Inc.†	12,679	68,467
Outbrain, Inc.†	4,286	24,002
Outset Medical, Inc.†	5,145	79,490
PagerDuty, Inc.†	9,132	236,793
PDF Solutions, Inc.†	3,246	87,577
Phreesia, Inc.†	5,271	123,816
Playstudios, Inc.†	8,505	34,190
Porch Group, Inc.†	8,660	16,714
PowerSchool Holdings, Inc., Class A†	4,894	70,523
Privia Health Group, Inc.†	4,653	171,137
Progress Software Corp.	4,692	220,336
PROS Holdings, Inc.†	4,395	107,106
PubMatic, Inc., Class A†	4,478	74,290
Rackspace Technology, Inc.†	6,181	41,660
Red Violet, Inc.†	1,017	24,001
SailPoint Technologies Holding, Inc.†	9,995	637,381

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Sapiens International Corp. NV	3,298	$ 86,770
Schrodinger, Inc.†	5,792	181,290
Sharecare, Inc.†	6,586	9,418
Simulations Plus, Inc.	1,676	107,515
Skillsoft Corp.†	8,712	33,454
Skillz, Inc.†	32,799	51,822
SolarWinds Corp.†	5,182	55,499
Sprout Social, Inc., Class A†	4,932	256,957
SPS Commerce, Inc.†	3,892	466,106
Sumo Logic, Inc.†	9,171	62,088
Upland Software, Inc.†	3,126	35,386
UserTesting, Inc.†	5,077	32,137
Verint Systems, Inc.†	6,829	311,880
Veritone, Inc.†	3,357	23,600
Verra Mobility Corp.†	15,684	258,629
Viant Technology, Inc., Class A†	1,503	7,470
Weave Communications, Inc.†	541	2,710
WM Technology, Inc.†	7,702	26,187
Workiva, Inc.†	5,117	335,164
Xperi Holding Corp.	11,185	187,461
Yext, Inc.†	12,896	56,485
Zeta Global Holdings Corp. Class A†	3,341	17,874
Ziff Davis, Inc.†	4,904	401,589
Zuora, Inc., Class A†	12,117	103,116
		14,986,081
Telecommunications — 1.5%
A10 Networks, Inc.	7,074	105,473
ADTRAN Holdings, Inc.	7,549	181,855
Anterix, Inc.†	1,303	57,970
ATN International, Inc.	1,174	54,051
Aviat Networks, Inc.†	1,185	34,815
Calix, Inc.†	6,093	347,545
Cambium Networks Corp.†	1,233	23,242
Casa Systems, Inc.†	3,796	16,778
Clearfield, Inc.†	1,241	122,301
CommScope Holding Co., Inc.†	22,013	198,777
Consolidated Communications Holdings, Inc.†	7,973	52,622
Credo Technology Group Holding, Ltd.†	2,521	40,462
Cyxtera Technologies, Inc.†	4,569	55,696
DZS, Inc.†	1,871	35,063
EchoStar Corp., Class A†	3,785	74,792
Extreme Networks, Inc.†	13,719	179,445
Globalstar, Inc.†	73,423	102,792
Gogo, Inc.†	5,369	93,206
Harmonic, Inc.†	9,879	107,879
IDT Corp., Class B†	1,557	40,529
Infinera Corp.†	20,316	133,070
InterDigital, Inc.	3,318	203,692
Iridium Communications, Inc.†	13,671	611,230
KORE Group Holdings, Inc.†	3,766	10,018
Maxar Technologies, Inc.	7,805	214,481
NeoPhotonics Corp.†	5,642	90,216
NETGEAR, Inc.†	3,039	78,345
Ondas Holdings, Inc.†	3,668	16,799
Ooma, Inc.†	2,458	29,324
Planet Labs PBC†	16,687	88,942
Plantronics, Inc.†	4,540	180,647
Preformed Line Products Co.	268	16,026
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Ribbon Communications, Inc.†	7,760	$ 26,306
Shenandoah Telecommunications Co.	5,198	115,915
Starry Group Holdings, Inc., Class A†	2,552	8,166
Telephone & Data Systems, Inc.	10,823	171,112
Terran Orbital Corp.†	2,570	10,897
United States Cellular Corp.†	1,602	46,923
Viavi Solutions, Inc.†	24,428	361,534
		4,338,936
Textiles — 0.1%
UniFirst Corp.	1,607	314,795
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	3,416	89,533
Vinco Ventures, Inc.†	19,698	14,971
		104,504
Transportation — 1.5%
Air Transport Services Group, Inc.†	6,340	198,696
ArcBest Corp.	2,625	232,575
Ardmore Shipping Corp.†	3,741	30,489
Atlas Air Worldwide Holdings, Inc.†	3,006	227,584
Costamare, Inc.	5,780	67,799
Covenant Logistics Group, Inc.	1,187	39,729
CryoPort, Inc.†	4,780	177,816
Daseke, Inc.†	4,369	36,612
DHT Holdings, Inc.	15,060	98,944
Dorian LPG, Ltd.	3,296	53,132
Eagle Bulk Shipping, Inc.	1,440	76,219
FLEX LNG, Ltd.	3,060	97,492
Forward Air Corp.	2,885	302,723
Frontline, Ltd.†	13,384	128,353
Genco Shipping & Trading, Ltd.	3,935	75,867
Golden Ocean Group, Ltd.	13,176	143,882
Heartland Express, Inc.	5,014	79,622
Hub Group, Inc., Class A†	3,607	275,575
International Seaways, Inc.	5,288	125,061
Marten Transport, Ltd.	6,331	136,496
Matson, Inc.	4,303	394,456
Nordic American Tankers, Ltd.	20,413	48,991
P.A.M. Transportation Services, Inc.†	708	25,332
Radiant Logistics, Inc.†	4,067	29,486
Safe Bulkers, Inc.	7,864	30,355
Saia, Inc.†	2,851	678,110
Scorpio Tankers, Inc.	5,327	205,676
SFL Corp., Ltd.	12,328	122,910
Teekay Corp.†	7,490	23,519
Teekay Tankers, Ltd., Class A†	2,454	51,215
Universal Logistics Holdings, Inc.	782	23,499
Werner Enterprises, Inc.	6,977	306,709
		4,544,924
Trucking&Leasing — 0.2%
GATX Corp.	3,811	382,053
Greenbrier Cos., Inc.	3,417	108,729
		490,782
Water — 0.4%
American States Water Co.	3,962	345,367
Artesian Resources Corp., Class A	882	45,476
California Water Service Group	5,762	346,181
Global Water Resources, Inc.	1,386	18,337
Middlesex Water Co.	1,864	177,285

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water (continued)
SJW Group	2,899	$ 190,348
York Water Co.	1,522	65,431
		1,188,425
Total Common Stocks (cost $255,428,231)		266,753,182
UNAFFILIATED INVESTMENT COMPANIES — 4.5%
Exchange-Traded Funds — 4.5%
iShares Russell 2000 ETF (cost $13,103,796)	71,100	13,313,475
WARRANTS — 0.0%
Oil & Gas — 0.0%
Chord Energy Corp. †	538	10,518
Chord Energy Corp. †	269	4,600
Nabors Industries, Ltd. Expires 06/11/2026†	304	10,032
Total Warrants (cost $0)		25,150
Total Long-Term Investment Securities (cost $268,532,027)		280,091,807
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
0.03%, 07/13/2023 to 07/13/2023(2)	$ 200,000	194,561
0.44%, 12/29/2022(2)	100,000	98,880
0.45%, 08/11/2022(2)	100,000	99,943
0.98%, 01/26/2023(2)	350,000	345,177
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.00%, 02/23/2023(2)	$ 100,000	$ 98,459
1.06%, 01/26/2023(2)	20,000	19,725
1.16%, 02/23/2023(2)	100,000	98,459
1.25%, 02/23/2023(2)	100,000	98,459
Total Short-Term Investments (cost $1,060,476)		1,053,663
REPURCHASE AGREEMENTS — 5.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 07/29/2022, to be repurchased 08/01/2022 in the amount of $14,779,347 and collateralized by $9,944,800 of United States Treasury Bonds, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $15,074,394 (cost $14,778,793)	14,778,793	14,778,793
TOTAL INVESTMENTS (cost $284,371,296)(3)	99.6%	295,924,263
Other assets less liabilities	0.4	1,143,351
NET ASSETS	100.0%	$297,067,614
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.
CVR—Contingent Value Rights
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
174	Long	E-Mini Russell 2000 Index	September 2022	$15,143,991	$16,402,110	$1,258,119
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 18,775,927	$ —	$ 150	$ 18,776,077
Pharmaceuticals	7,402,471	—	14,190	7,416,661
Other Industries	240,560,444	—	—	240,560,444
Unaffiliated Investment Companies	13,313,475	—	—	13,313,475
Warrants	25,150	—	—	25,150
Short-Term Investments	—	1,053,663	—	1,053,663
Repurchase Agreements	—	14,778,793	—	14,778,793
Total Investments at Value	$280,077,467	$15,832,456	$14,340	$295,924,263
Other Financial Instruments:†
Futures Contracts	$ 1,258,119	$ —	$ —	$ 1,258,119
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	10.0%
Software	7.2
Pharmaceuticals	6.3
Internet	5.8
Banks	5.8
Insurance	4.6
Retail	4.1
Semiconductors	4.1
Computers	4.0
Short-Term Investments	3.4
Healthcare-Products	3.4
Electric	3.3
Healthcare-Services	2.9
Diversified Financial Services	2.6
Oil & Gas	2.3
REITS	2.2
Chemicals	2.0
Commercial Services	1.9
Auto Manufacturers	1.8
Beverages	1.6
Miscellaneous Manufacturing	1.5
Electronics	1.5
Telecommunications	1.4
Food	1.4
Transportation	1.3
Cosmetics/Personal Care	0.9
Media	0.9
Aerospace/Defense	0.9
Agriculture	0.8
Machinery-Diversified	0.7
Biotechnology	0.7
Municipal Securities	0.7
Collateralized Mortgage Obligations	0.7
Mining	0.6
Lodging	0.5
Environmental Control	0.5
Apparel	0.4
Packaging & Containers	0.4
Auto Parts & Equipment	0.4
Electrical Components & Equipment	0.4
Pipelines	0.3
Other Asset Backed Securities	0.3
Distribution/Wholesale	0.3
Gas	0.2
Household Products/Wares	0.2
Home Furnishings	0.2
Advertising	0.2
Machinery-Construction & Mining	0.2
Private Equity	0.2
Building Materials	0.2
Real Estate	0.2
Food Service	0.2
Auto Loan Receivables	0.1
Forest Products & Paper	0.1
Foreign Government Obligations	0.1
Home Builders	0.1
Investment Companies	0.1
Airlines	0.1
Iron/Steel	0.1
Entertainment	0.1
Savings & Loans	0.1
Toys/Games/Hobbies	0.1

Oil & Gas Services	0.1%
Engineering & Construction	0.1
99.8%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 78.4%
Advertising — 0.2%
Stroeer SE & Co. KGaA	4,204	$ 183,857
Trade Desk, Inc., Class A†	3,110	139,950
WPP PLC	60,959	657,665
		981,472
Aerospace/Defense — 0.8%
Boeing Co.†	2,114	336,781
HEICO Corp., Class A	883	112,741
Howmet Aerospace, Inc.	10,519	390,571
L3Harris Technologies, Inc.	6,323	1,517,330
Northrop Grumman Corp.	3,097	1,483,153
Raytheon Technologies Corp.	318	29,641
Safran SA	4,428	487,919
Spirit AeroSystems Holdings, Inc., Class A	1,845	60,553
Teledyne Technologies, Inc.†	700	273,980
TransDigm Group, Inc.†	94	58,500
		4,751,169
Agriculture — 0.7%
Altria Group, Inc.	3,677	161,273
Bunge, Ltd.	1,780	164,347
Cadiz, Inc.†	11,972	45,374
Darling Ingredients, Inc.†	2,615	181,167
Philip Morris International, Inc.	34,823	3,383,055
Vector Group, Ltd.	5,128	57,126
		3,992,342
Airlines — 0.1%
Allegiant Travel Co.†	150	17,296
Hawaiian Holdings, Inc.†	2,685	40,168
SkyWest, Inc.†	900	21,735
Southwest Airlines Co.†	5,155	196,509
United Airlines Holdings, Inc.†	1,862	68,428
		344,136
Apparel — 0.4%
Capri Holdings, Ltd.†	1,530	74,480
Crocs, Inc.†	666	47,712
Deckers Outdoor Corp.†	233	72,978
Dr. Martens PLC	67,976	215,751
Kering SA	823	472,212
NIKE, Inc., Class B	12,060	1,385,935
Oxford Industries, Inc.	790	75,366
Samsonite International SA*†	109,500	230,263
Skechers U.S.A., Inc., Class A†	2,650	100,594
		2,675,291
Auto Manufacturers — 1.5%
Cummins, Inc.	3,533	781,888
Honda Motor Co., Ltd.	9,100	233,052
Lucid Group, Inc.†	3,144	57,378
PACCAR, Inc.	3,441	314,920
Rivian Automotive, Inc., Class A†	2,328	79,851
Suzuki Motor Corp.	11,200	366,015
Tesla, Inc.†	6,804	6,065,426
Toyota Motor Corp.	89,700	1,451,981
		9,350,511
Auto Parts & Equipment — 0.4%
Adient PLC†	1,380	46,616
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
American Axle & Manufacturing Holdings, Inc.†	4,800	$ 42,768
Aptiv PLC†	239	25,069
Autoliv, Inc.	732	62,952
Autoliv, Inc. SDR	4,959	428,678
Denso Corp.	7,000	383,438
Dorman Products, Inc.†	785	79,356
Goodyear Tire & Rubber Co.†	3,470	42,612
Lear Corp.	556	84,034
Magna International, Inc.	14,128	902,214
Standard Motor Products, Inc.	2,000	91,480
Stanley Electric Co., Ltd.	13,200	232,267
Sumitomo Rubber Industries, Ltd.	15,200	137,029
Tenneco, Inc., Class A†	2,000	37,740
		2,596,253
Banks — 4.3%
Australia & New Zealand Banking Group, Ltd.	25,446	408,995
Australia & New Zealand Banking Group, Ltd.†	1,697	27,152
Bank of America Corp.	87,914	2,972,372
Bank of New York Mellon Corp.	2,234	97,090
BankUnited, Inc.	3,382	131,391
BNP Paribas SA	10,141	480,686
Citigroup, Inc.	8,342	432,950
Citizens Financial Group, Inc.	1,132	42,982
Commerce Bancshares, Inc.	2,211	153,642
Cullen/Frost Bankers, Inc.	1,330	173,432
DBS Group Holdings, Ltd.	18,000	411,132
DNB Bank ASA	53,367	1,048,427
East West Bancorp, Inc.	1,891	135,736
Erste Group Bank AG	7,888	199,740
Fifth Third Bancorp	6,920	236,110
First Financial Bankshares, Inc.	2,900	128,122
FNB Corp.	11,545	138,078
Glacier Bancorp, Inc.	2,290	114,706
Goldman Sachs Group, Inc.	5,658	1,886,321
Hilltop Holdings, Inc.	3,060	88,281
Home BancShares, Inc.	5,370	126,732
Huntington Bancshares, Inc.	22,882	304,102
ING Groep NV	92,596	899,886
Intesa Sanpaolo SpA	142,891	255,012
JPMorgan Chase & Co.	39,114	4,512,191
Lloyds Banking Group PLC	894,663	496,187
Macquarie Group, Ltd.	4,255	539,406
Mitsubishi UFJ Financial Group, Inc.	84,900	478,549
Morgan Stanley	13,702	1,155,079
National Bank of Canada	14,119	990,662
PacWest Bancorp	3,232	90,593
Pathward Financial, Inc.	2,132	71,891
Pinnacle Financial Partners, Inc.	1,404	111,056
PNC Financial Services Group, Inc.	578	95,913
Popular, Inc.	1,950	151,457
Prosperity Bancshares, Inc.	1,789	132,547
Signature Bank	810	150,312
South State Corp.	1,413	119,780
Standard Chartered PLC	37,415	258,168
State Street Corp.	2,099	149,113
Sumitomo Mitsui Trust Holdings, Inc.	10,500	344,190
SVB Financial Group†	320	129,136
Svenska Handelsbanken AB, Class A	61,433	554,265
United Bankshares, Inc.	3,973	153,914

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
United Overseas Bank, Ltd.	36,900	$ 737,811
Webster Financial Corp.	3,058	142,044
Wells Fargo & Co.	85,374	3,745,357
Western Alliance Bancorp	1,868	142,678
		26,345,376
Beverages — 1.5%
Boston Beer Co., Inc., Class A†	122	46,413
Celsius Holdings, Inc.†	780	69,389
Coca-Cola Co.	37,261	2,391,038
Constellation Brands, Inc., Class A	1,571	386,953
Diageo PLC	27,124	1,289,216
Keurig Dr Pepper, Inc.	44,064	1,707,039
Kirin Holdings Co., Ltd.	22,000	361,021
Monster Beverage Corp.†	9,084	904,948
National Beverage Corp.	680	36,842
PepsiCo, Inc.	9,965	1,743,477
		8,936,336
Biotechnology — 0.7%
Alaunos Therapeautics, Inc.†	24,700	28,899
Aldeyra Therapeutics, Inc.†	7,610	38,354
Alnylam Pharmaceuticals, Inc.†	1,020	144,881
Amgen, Inc.	1,141	282,363
Anavex Life Sciences Corp.†	2,300	23,598
Apellis Pharmaceuticals, Inc.†	1,075	60,501
Applied Therapeutics, Inc.†	6,900	7,452
Arrowhead Pharmaceuticals, Inc.†	1,220	51,887
Beam Therapeutics, Inc.†	620	39,048
Biogen, Inc.†	595	127,961
BioMarin Pharmaceutical, Inc.†	1,440	123,912
Blueprint Medicines Corp.†	780	39,827
ChemoCentryx, Inc.†	1,620	38,264
Corteva, Inc.	2,390	137,544
Cue Biopharma, Inc.†	6,200	16,864
Denali Therapeutics, Inc.†	1,229	41,811
Exelixis, Inc.†	3,920	82,006
Fate Therapeutics, Inc.†	1,080	32,972
Forte Biosciences, Inc.†	9,090	11,272
Genmab A/S†	814	289,839
Genprex, Inc.†	12,600	17,514
Global Blood Therapeutics, Inc.†	1,240	40,573
Guardant Health, Inc.†	1,210	60,706
Horizon Therapeutics PLC†	1,767	146,608
IGM Biosciences, Inc.†	925	14,902
Illumina, Inc.†	212	45,936
Insmed, Inc.†	2,300	50,876
Intellia Therapeutics, Inc.†	740	47,922
Ionis Pharmaceuticals, Inc.†	1,847	69,373
Iovance Biotherapeutics, Inc.†	2,870	33,435
Kezar Life Sciences, Inc.†	3,200	31,264
Lexicon Pharmaceuticals, Inc.†	11,240	26,751
Mirati Therapeutics, Inc.†	590	37,996
Moderna, Inc.†	1,464	240,228
NGM Biopharmaceuticals, Inc.†	2,600	37,648
Novavax, Inc.†	870	47,424
Ovid therapeutics, Inc.†	3,633	7,448
Oyster Point Pharma, Inc.†	4,600	27,738
PharmaCyte Biotech, Inc.†	6,500	15,535
Regeneron Pharmaceuticals, Inc.†	883	513,632
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Royalty Pharma PLC, Class A	1,457	63,365
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Sarepta Therapeutics, Inc.†	900	$ 83,655
Savara, Inc.†	22,760	36,871
Scholar Rock Holding Corp.†	1,800	12,348
Seagen, Inc.†	1,079	194,198
Selecta Biosciences, Inc.†	21,810	34,678
Sorrento Therapeutics, Inc.†	5,600	14,560
Statera Biopharma, Inc.†	61,200	12,840
TG Therapeutics, Inc.†	2,900	17,371
Ultragenyx Pharmaceutical, Inc.†	1,074	57,223
United Therapeutics Corp.†	395	91,273
Vertex Pharmaceuticals, Inc.†	832	233,301
Veru, Inc.†	2,100	25,410
Wave Life Sciences, Ltd.†	9,680	24,587
Xencor, Inc.†	2,130	61,110
		4,095,554
Building Materials — 0.1%
Apogee Enterprises, Inc.	360	14,980
Gibraltar Industries, Inc.†	1,068	49,972
Griffon Corp.	2,636	79,106
JELD-WEN Holding, Inc.†	3,500	62,230
Lennox International, Inc.	462	110,663
Masonite International Corp.†	776	70,639
MDU Resources Group, Inc.	3,400	97,138
Summit Materials, Inc., Class A†	2,500	68,775
Trex Co., Inc.†	1,310	84,521
Vulcan Materials Co.	667	110,275
		748,299
Chemicals — 1.9%
Air Liquide SA	4,641	639,629
Air Products and Chemicals, Inc.	2,580	640,433
Akzo Nobel NV	7,469	503,721
Albemarle Corp.	137	33,470
Amyris, Inc.†	5,300	9,434
Asahi Kasei Corp.	52,800	424,714
Axalta Coating Systems, Ltd.†	1,840	46,405
BASF SE	8,611	382,112
CF Industries Holdings, Inc.	798	76,201
Chemours Co.	2,760	98,228
Covestro AG*	8,639	293,484
Element Solutions, Inc.	4,720	93,267
FMC Corp.	757	84,103
International Flavors & Fragrances, Inc.	5,859	726,809
Intrepid Potash, Inc.†	660	30,096
Johnson Matthey PLC	19,066	498,272
Koppers Holdings, Inc.	3,370	79,330
Linde PLC	6,349	1,917,398
Minerals Technologies, Inc.	1,342	89,659
NewMarket Corp.	179	55,633
Nutrien, Ltd.	15,244	1,305,801
PPG Industries, Inc.	288	37,236
RPM International, Inc.	6,922	625,749
Sensient Technologies Corp.	1,040	89,419
Sherwin-Williams Co.	8,528	2,063,264
Tosoh Corp.	4,600	59,765
Tronox Holdings PLC, Class A	2,500	39,025
Umicore SA	9,002	326,031
Valvoline, Inc.	3,780	121,792
		11,390,480
Coal — 0.0%
SunCoke Energy, Inc.	8,200	60,680

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services — 1.7%
2U, Inc.†	3,040	$ 29,762
Adyen NV*†	217	391,428
Affirm Holdings, Inc.†	4,132	110,903
Amadeus IT Group SA†	5,815	339,302
Ashtead Group PLC	12,755	719,202
Automatic Data Processing, Inc.	3,021	728,423
Avis Budget Group, Inc.†	368	66,987
Block, Inc., Class A†	6,867	522,304
Booz Allen Hamilton Holding Corp.	1,587	152,320
Bright Horizons Family Solutions, Inc.†	2,611	244,572
Cintas Corp.	256	108,925
CoreCivic, Inc.†	3,600	38,772
CoStar Group, Inc.†	2,460	178,571
Element Fleet Management Corp.	62,524	717,741
Equifax, Inc.	1,877	392,124
Euronet Worldwide, Inc.†	589	57,881
FleetCor Technologies, Inc.†	2,044	449,864
FTI Consulting, Inc.†	736	120,380
GEO Group, Inc.†	4,300	28,208
Global Payments, Inc.	3,028	370,385
Grand Canyon Education, Inc.†	859	82,524
Green Dot Corp., Class A†	1,490	41,869
GXO Logistics, Inc.†	780	37,440
Huron Consulting Group, Inc.†	1,490	99,979
John Wiley & Sons, Inc., Class A	830	43,343
Korn Ferry	1,460	95,645
ManpowerGroup, Inc.	617	48,379
Marathon Digital Holdings, Inc.†	1,330	17,277
Paylocity Holding Corp.†	400	82,372
PayPal Holdings, Inc.†	3,085	266,945
PROG Holdings, Inc.†	1,360	25,051
Recruit Holdings Co., Ltd.	17,400	653,529
S&P Global, Inc.	2,641	995,472
Service Corp. International	1,325	98,659
Strategic Education, Inc.	1,026	73,698
TechnoPro Holdings, Inc.	21,200	493,841
TransUnion	3,331	263,915
United Rentals, Inc.†	636	205,218
WEX, Inc.†	475	78,950
Worley, Ltd.	60,712	611,180
		10,083,340
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	42	40,108
Computers — 3.9%
3D Systems Corp.†	2,302	26,335
Accenture PLC, Class A	9,552	2,925,396
Apple, Inc.	107,152	17,413,272
Cognizant Technology Solutions Corp., Class A	1,141	77,542
Crowdstrike Holdings, Inc., Class A†	2,188	401,717
Dell Technologies, Inc., Class C	2,361	106,387
Fortinet, Inc.†	8,805	525,218
NCR Corp.†	2,270	73,661
NTT Data Corp.	63,000	953,775
Pure Storage, Inc., Class A†	7,658	217,104
Qualys, Inc.†	840	102,749
Science Applications International Corp.	1,227	118,859
Security Description	Shares or Principal Amount	Value

Computers (continued)
Teleperformance	1,482	$ 496,025
Zscaler, Inc.†	815	126,374
		23,564,414
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	3,780	297,637
Estee Lauder Cos., Inc., Class A	935	255,349
Haleon PLC ADR†	17,466	122,786
L'Oreal SA	2,532	956,387
Pola Orbis Holdings, Inc.	5,400	66,234
Procter & Gamble Co.	12,828	1,781,937
Unilever PLC	40,124	1,954,409
		5,434,739
Distribution/Wholesale — 0.3%
Bunzl PLC	9,991	374,812
Global Industrial Co.	1,590	56,842
Hudson Technologies, Inc.†	4,160	37,065
Mitsubishi Corp.	16,100	479,394
Resideo Technologies, Inc.†	2,100	47,271
SiteOne Landscape Supply, Inc.†	560	78,025
Sumitomo Corp.	35,000	491,365
WESCO International, Inc.†	633	80,923
		1,645,697
Diversified Financial Services — 2.4%
Air Lease Corp.	1,830	67,911
Ally Financial, Inc.	2,934	97,027
American Express Co.	2,704	416,470
ANT International Co., Ltd. Class C†(1)(2)	2,514	4,953
Apollo Global Management, Inc.	10,571	603,604
Blue Owl Capital, Inc.	9,947	113,495
Charles Schwab Corp.	34,838	2,405,564
Close Brothers Group PLC	10,057	136,097
CME Group, Inc.	4,136	825,049
Coinbase Global, Inc., Class A†	115	7,240
Intercontinental Exchange, Inc.	2,706	275,985
Invesco, Ltd.	2,632	46,692
Julius Baer Group, Ltd.	11,181	579,805
LPL Financial Holdings, Inc.	873	183,260
Mastercard, Inc., Class A	7,519	2,660,147
Mitsubishi HC Capital, Inc.	48,200	233,183
Piper Sandler Cos.	970	122,414
Rocket Cos., Inc., Class A	1,300	12,376
SEI Investments Co.	1,890	104,630
SLM Corp.	5,235	81,666
SoFi Technologies, Inc.†	6,251	39,444
StepStone Group, Inc., Class A	1,572	41,878
Tradeweb Markets, Inc., Class A	1,400	98,728
Upstart Holdings, Inc.†	560	13,625
Virtus Investment Partners, Inc.	521	107,493
Visa, Inc., Class A	24,669	5,232,542
XP, Inc., Class A†	12,789	269,848
		14,781,126
Electric — 3.0%
Ameren Corp.	15,438	1,437,587
American Electric Power Co., Inc.	8,946	881,718
CMS Energy Corp.	12,346	848,541
Dominion Energy, Inc.	29,387	2,409,146
DTE Energy Co.	2,117	275,845
Duke Energy Corp.	8,297	912,089

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Electric Power Development Co., Ltd.	18,400	$ 309,461
Engie SA	77,059	954,369
Exelon Corp.	4,295	199,675
IDACORP, Inc.	298	33,293
MGE Energy, Inc.	1,101	89,599
National Grid PLC	53,915	744,267
NextEra Energy, Inc.	19,689	1,663,524
NorthWestern Corp.	1,770	98,146
OGE Energy Corp.	3,615	148,504
Ormat Technologies, Inc.	881	76,242
PG&E Corp.†	25,776	279,927
PNM Resources, Inc.	748	36,106
Sempra Energy	12,033	1,995,071
Southern Co.	44,528	3,423,758
Vistra Corp.	4,500	116,325
WEC Energy Group, Inc.	8,572	889,859
Xcel Energy, Inc.	8,592	628,763
		18,451,815
Electrical Components & Equipment — 0.4%
ABB, Ltd.	29,110	885,754
Energizer Holdings, Inc.	2,300	67,919
EnerSys	1,260	83,046
Generac Holdings, Inc.†	683	183,249
Legrand SA	5,815	477,558
Littelfuse, Inc.	510	142,224
Novanta, Inc.†	610	94,062
Prysmian SpA	18,824	599,644
Universal Display Corp.	526	60,732
		2,594,188
Electronics — 1.4%
Agilent Technologies, Inc.	8,833	1,184,505
Amphenol Corp., Class A	8,425	649,820
Atkore, Inc.†	917	91,031
Avnet, Inc.	2,110	101,006
Fortive Corp.	2,069	133,347
Honeywell International, Inc.	15,808	3,042,408
Hubbell, Inc.	4,451	974,858
II-VI, Inc.†	1,549	81,539
Knowles Corp.†	2,743	54,174
Murata Manufacturing Co., Ltd.	11,100	649,690
Sensata Technologies Holding PLC	1,630	72,486
TD SYNNEX Corp.	674	67,683
TE Connectivity, Ltd.	9,952	1,330,881
TTM Technologies, Inc.†	7,660	103,640
		8,537,068
Energy-Alternate Sources — 0.0%
Plug Power, Inc.†	4,400	93,896
REX American Resources Corp.†	647	61,763
Sunrun, Inc.†	2,350	76,821
		232,480
Engineering & Construction — 0.1%
Dycom Industries, Inc.†	891	91,916
Exponent, Inc.	952	95,666
TopBuild Corp.†	520	110,094
		297,676
Security Description	Shares or Principal Amount	Value

Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A†	1,945	$ 28,319
Churchill Downs, Inc.	350	73,430
Cinemark Holdings, Inc.†	1,700	31,161
DraftKings, Inc., Class A†	2,990	41,053
Light & Wonder, Inc.†	830	42,280
Madison Square Garden Entertainment Corp.†	284	16,537
Marriott Vacations Worldwide Corp.	290	39,707
Vail Resorts, Inc.	248	58,808
Warner Music Group Corp., Class A	1,609	48,270
		379,565
Environmental Control — 0.4%
Republic Services, Inc.	5,364	743,772
Stericycle, Inc.†	1,720	80,617
Waste Connections, Inc.	9,884	1,318,229
		2,142,618
Food — 1.4%
Barry Callebaut AG	202	447,954
Beyond Meat, Inc.†	650	20,794
Conagra Brands, Inc.	2,658	90,930
Hostess Brands, Inc.†	6,172	139,611
Ingredion, Inc.	1,026	93,345
McCormick & Co., Inc.	2,834	247,550
Mondelez International, Inc., Class A	36,007	2,305,888
Nestle SA	30,810	3,784,122
Seven & i Holdings Co., Ltd.	19,700	804,788
US Foods Holding Corp.†	2,300	72,450
Wilmar International, Ltd.	224,300	653,842
		8,661,274
Food Service — 0.2%
Aramark	2,190	73,146
Compass Group PLC	40,213	943,836
		1,016,982
Forest Products & Paper — 0.1%
International Paper Co.	1,690	72,281
Resolute Forest Products, Inc.†	2,700	54,756
Stora Enso Oyj, Class R	35,000	540,492
West Fraser Timber Co., Ltd.	403	37,737
		705,266
Gas — 0.2%
Atmos Energy Corp.	4,777	579,880
Beijing Enterprises Holdings, Ltd.	58,500	187,802
NiSource, Inc.	10,371	315,278
ONE Gas, Inc.	1,667	141,595
Southwest Gas Holdings, Inc.	1,045	90,873
		1,315,428
Hand/Machine Tools — 0.0%
MSA Safety, Inc.	515	66,095
Stanley Black & Decker, Inc.	1,003	97,622
		163,717
Healthcare-Products — 3.3%
10X Genomics, Inc., Class A†	920	36,938
Abbott Laboratories	10,147	1,104,400
Accelerate Diagnostics, Inc.†	26,380	35,349
Adaptive Biotechnologies Corp.†	2,244	20,555
Alcon, Inc.	3,675	288,985

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Align Technology, Inc.†	418	$ 117,445
Alpha Pro Tech, Ltd.†	4,100	19,967
Avantor, Inc.†	4,166	120,897
Bruker Corp.	1,180	80,889
Co-Diagnostics, Inc.†	3,100	20,336
Cooper Cos., Inc.	237	77,499
Danaher Corp.	18,646	5,434,750
Elekta AB, Series B	49,548	358,500
Envista Holdings Corp.†	2,173	88,332
EssilorLuxottica SA	3,557	558,048
Exact Sciences Corp.†	1,157	52,181
Glaukos Corp.†	1,133	61,012
Inogen, Inc.†	1,568	43,622
Insulet Corp.†	510	126,378
Intuitive Surgical, Inc.†	6,692	1,540,298
Koninklijke Philips NV	26,518	550,119
Lantheus Holdings, Inc.†	1,335	102,421
Masimo Corp.†	636	91,953
Medtronic PLC	5,807	537,264
Nevro Corp.†	800	34,680
Novocure, Ltd.†	800	54,392
NuVasive, Inc.†	1,040	54,621
Omnicell, Inc.†	690	75,983
OraSure Technologies, Inc.†	8,200	25,092
Penumbra, Inc.†	385	53,661
PerkinElmer, Inc.	3,643	557,998
Pulse Biosciences, Inc.†	7,100	11,076
QuidelOrtho Corp.†	445	45,408
Repligen Corp.†	640	136,550
Shockwave Medical, Inc.†	290	61,170
Siemens Healthineers AG*	13,723	702,167
STERIS PLC	898	202,634
Stryker Corp.	8,500	1,825,375
Tactile Systems Technology, Inc.†	2,690	20,848
Tandem Diabetes Care, Inc.†	770	50,982
Teleflex, Inc.	903	217,135
Thermo Fisher Scientific, Inc.	7,060	4,224,775
West Pharmaceutical Services, Inc.	206	70,773
Zimmer Biomet Holdings, Inc.	1,136	125,403
		20,018,861
Healthcare-Services — 2.7%
Amedisys, Inc.†	544	65,198
Centene Corp.†	18,529	1,722,641
Chemed Corp.	250	120,273
Clover Health Investments Corp.†	5,600	15,680
Elevance Health, Inc.	6,840	3,263,364
Evotec SE†	9,773	252,795
Fresenius SE & Co. KGaA	17,332	442,663
HCA Healthcare, Inc.	1,782	378,532
Humana, Inc.	1,869	900,858
Laboratory Corp. of America Holdings	866	227,057
LHC Group, Inc.†	624	101,749
Molina Healthcare, Inc.†	562	184,179
Pediatrix Medical Group, Inc. †	3,110	70,473
Pennant Group, Inc.†	2,038	27,187
Select Medical Holdings Corp.	3,726	110,364
Teladoc Health, Inc.†	1,078	39,724
Tenet Healthcare Corp.†	1,310	86,617
UnitedHealth Group, Inc.	15,731	8,531,551
		16,540,905
Security Description	Shares or Principal Amount	Value

Home Builders — 0.1%
Green Brick Partners, Inc.†	3,700	$ 99,160
Hovnanian Enterprises, Inc., Class A†	450	21,830
KB Home	2,410	78,662
NVR, Inc.†	29	127,400
Persimmon PLC	18,728	430,840
Taylor Morrison Home Corp.†	2,600	74,620
		832,512
Home Furnishings — 0.2%
iRobot Corp.†	899	41,363
Panasonic Holdings Corp.	59,300	490,202
Purple Innovation, Inc.†	3,900	13,611
Sony Group Corp.	9,300	796,078
		1,341,254
Household Products/Wares — 0.2%
Avery Dennison Corp.	5,463	1,040,483
Kimberly-Clark Corp.	2,883	379,951
Spectrum Brands Holdings, Inc.	399	27,746
		1,448,180
Insurance — 4.2%
AIA Group, Ltd.	30,800	310,858
Alleghany Corp.†	138	115,572
American Financial Group, Inc.	953	127,397
Aon PLC, Class A	2,889	840,815
Arch Capital Group, Ltd.†	3,765	167,166
Argo Group International Holdings, Ltd.	1,309	42,922
Assurant, Inc.	1,159	203,729
AXA SA	53,057	1,224,849
Axis Capital Holdings, Ltd.	1,350	68,162
Berkshire Hathaway, Inc., Class B†	3,663	1,101,098
Brighthouse Financial, Inc.†	2,130	92,485
Challenger, Ltd.	49,952	245,152
Chubb, Ltd.	27,397	5,168,170
Definity Financial Corp.	5,162	148,747
Direct Line Insurance Group PLC	92,900	233,473
eHealth, Inc.†	1,360	10,064
Equitable Holdings, Inc.	13,022	370,215
Fidelity National Financial, Inc.	2,250	89,910
Hartford Financial Services Group, Inc.	19,033	1,227,058
Kemper Corp.	1,300	60,840
Manulife Financial Corp.	27,787	508,631
Markel Corp.†	127	164,737
Marsh & McLennan Cos., Inc.	13,240	2,170,830
Mercury General Corp.	1,310	54,928
MetLife, Inc.	13,233	836,987
Muenchener Rueckversicherungs-Gesellschaft AG	5,350	1,209,822
PICC Property & Casualty Co., Ltd.	466,000	480,090
Ping An Insurance Group Co. of China, Ltd.	35,000	206,784
Progressive Corp.	15,102	1,737,636
Reinsurance Group of America, Inc.	515	59,627
RenaissanceRe Holdings, Ltd.	2,396	309,827
Sampo Oyj, Class A	20,197	871,680
Selective Insurance Group, Inc.	1,300	101,218
Selectquote, Inc.†	4,329	7,965
Storebrand ASA	74,011	618,076
Sun Life Financial, Inc.	20,839	967,621
Tokio Marine Holdings, Inc.	15,700	916,040
Travelers Cos., Inc.	8,692	1,379,420

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Voya Financial, Inc.	4,054	$ 243,889
White Mountains Insurance Group, Ltd.	78	96,676
Zurich Insurance Group AG	2,191	956,397
		25,747,563
Internet — 5.7%
Airbnb, Inc., Class A†	2,170	240,827
Alibaba Group Holding, Ltd. ADR†	1,190	106,350
Alphabet, Inc., Class A†	19,677	2,288,829
Alphabet, Inc., Class C†	99,201	11,570,805
Amazon.com, Inc.†	84,204	11,363,330
ASOS PLC†	13,846	176,553
Booking Holdings, Inc.†	333	644,585
CyberAgent, Inc.	47,400	473,504
DoorDash, Inc., Class A†	5,547	386,903
GoDaddy, Inc., Class A†	1,290	95,692
IAC/InterActiveCorp†	655	44,868
Lyft, Inc., Class A†	3,130	43,382
Magnite, Inc.†	1,490	11,384
Meta Platforms, Inc., Class A†	19,770	3,145,407
NAVER Corp.	1,843	369,516
Netflix, Inc.†	2,593	583,166
Okta, Inc.†	980	96,481
Opendoor Technologies, Inc.†	21,948	107,765
Overstock.com, Inc.†	540	15,660
Palo Alto Networks, Inc.†	762	380,314
Pinterest, Inc., Class A†	4,160	81,037
Roku, Inc.†	964	63,161
Sea, Ltd. ADR†	7,723	589,419
Shopify, Inc., Class A†	7,720	268,888
Snap, Inc., Class A†	11,664	115,240
Spotify Technology SA†	1,250	141,275
Stitch Fix, Inc., Class A†	2,910	17,373
Tencent Holdings, Ltd.	11,700	460,252
THG PLC†	21,275	17,755
TrueCar, Inc.†	12,930	33,230
Uber Technologies, Inc.†	10,790	253,025
Upwork, Inc.†	1,975	36,656
VeriSign, Inc.†	701	132,601
Wayfair, Inc., Class A†	651	35,095
Z Holdings Corp.	95,600	339,547
Zendesk, Inc.†	1,134	85,526
Zillow Group, Inc., Class A†	350	12,250
Zillow Group, Inc., Class C†	1,240	43,251
		34,870,902
Investment Companies — 0.1%
Melrose Industries PLC	321,246	633,067
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	4,065	71,991
Commercial Metals Co.	2,763	109,470
Reliance Steel & Aluminum Co.	627	119,287
Steel Dynamics, Inc.	1,164	90,652
United States Steel Corp.	2,610	61,727
		453,127
Leisure Time — 0.0%
Acushnet Holdings Corp.	1,160	56,527
Callaway Golf Co.†	1,500	34,425
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Peloton Interactive, Inc., Class A†	5,827	$ 55,298
Planet Fitness, Inc., Class A†	650	51,227
		197,477
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	11,687	1,496,754
Las Vegas Sands Corp.†	11,800	444,742
Marcus Corp.†	2,120	34,832
Marriott International, Inc., Class A	5,258	835,076
MGM Resorts International	3,342	109,384
Playa Hotels & Resorts NV†	5,350	36,701
Travel & Leisure Co.	1,890	81,478
Wyndham Hotels & Resorts, Inc.	1,240	86,068
Wynn Resorts, Ltd.†	907	57,576
		3,182,611
Machinery-Construction & Mining — 0.2%
Argan, Inc.	3,200	118,912
BWX Technologies, Inc.	2,806	159,044
Mitsubishi Electric Corp.	73,000	774,523
Oshkosh Corp.	987	84,981
		1,137,460
Machinery-Diversified — 0.6%
Alamo Group, Inc.	1,000	129,410
Altra Industrial Motion Corp.	1,510	63,012
Cactus, Inc., Class A	2,930	121,859
Cognex Corp.	1,806	92,070
Deere & Co.	469	160,951
Enovis Corp.†	575	34,339
Esab Corp.	1,355	55,853
Graco, Inc.	1,560	104,770
Ingersoll Rand, Inc.	12,144	604,771
KION Group AG	8,945	405,551
Middleby Corp.†	915	132,391
Mueller Water Products, Inc., Class A	8,400	109,368
Omron Corp.	4,800	268,693
Otis Worldwide Corp.	6,940	542,500
Rockwell Automation, Inc.	1,325	338,246
SMC Corp.	500	247,451
Tennant Co.	1,660	111,270
THK Co., Ltd.	11,600	246,159
Toro Co.	1,160	99,748
		3,868,412
Media — 0.7%
Altice USA, Inc., Class A†	4,131	43,417
Cable One, Inc.	41	56,444
Charter Communications, Inc., Class A†	164	70,864
Comcast Corp., Class A	19,431	729,051
E.W. Scripps Co., Class A†	2,670	38,074
Liberty Broadband Corp., Class C†	1,030	112,198
Liberty Global PLC, Class A†	1,088	23,675
Liberty Global PLC, Class C†	2,378	54,433
Liberty Media Corp. - Liberty Formula One, Series C†	2,200	149,094
Liberty Media Corp. - Liberty SiriusXM, Series C†	910	36,236
Nexstar Media Group, Inc.	620	116,789
Sinclair Broadcast Group, Inc., Class A	1,600	34,944
Sirius XM Holdings, Inc.	7,440	49,699

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
TEGNA, Inc.	3,100	$ 64,914
Walt Disney Co.†	24,285	2,576,639
		4,156,471
Metal Fabricate/Hardware — 0.0%
Proto Labs, Inc.†	610	29,823
Timken Co.	1,660	108,531
TimkenSteel Corp.†	2,690	54,580
Worthington Industries, Inc.	1,588	81,321
		274,255
Mining — 0.5%
Antofagasta PLC	33,739	477,874
BHP Group, Ltd. (ASX)	9,302	255,842
BHP Group, Ltd. (LSE)	25,552	703,337
Compass Minerals International, Inc.	1,420	52,866
IGO, Ltd.	137,589	1,067,464
Rio Tinto, Ltd.	3,211	220,069
South32, Ltd.	154,221	411,803
		3,189,255
Miscellaneous Manufacturing — 1.5%
Axon Enterprise, Inc.†	620	68,318
Carlisle Cos., Inc.	694	205,493
Eaton Corp. PLC	7,306	1,084,137
ESCO Technologies, Inc.	1,210	93,836
Fabrinet†	820	78,769
General Electric Co.	39,498	2,919,297
Illinois Tool Works, Inc.	4,285	890,252
John Bean Technologies Corp.	620	69,632
Knorr-Bremse AG	3,104	184,506
Largan Precision Co., Ltd.	2,000	140,549
Siemens AG	22,668	2,516,856
Textron, Inc.	2,507	164,560
Trane Technologies PLC	4,218	620,004
		9,036,209
Office Furnishings — 0.0%
Steelcase, Inc., Class A	5,530	61,549
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	6,200	20,274
Oil & Gas — 2.1%
Callon Petroleum Co.†	1,068	49,171
Chevron Corp.	3,431	561,929
CNX Resources Corp.†	5,100	88,077
ConocoPhillips	6,191	603,189
DCC PLC	6,060	395,804
EOG Resources, Inc.	10,727	1,193,057
EQT Corp.	3,721	163,836
Equinor ASA	42,733	1,643,505
Evolution Petroleum Corp.	14,000	94,500
Exxon Mobil Corp.	15,276	1,480,703
Hess Corp.	1,520	170,954
Kosmos Energy, Ltd.†	13,400	84,956
Magnolia Oil & Gas Corp., Class A	5,430	131,026
Marathon Petroleum Corp.	2,232	204,585
Ovintiv, Inc.	1,703	87,006
Patterson-UTI Energy, Inc.	6,883	113,914
Pioneer Natural Resources Co.	585	138,616
Range Resources Corp.†	3,800	125,666
Shell PLC ADR	11,244	600,205
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Texas Pacific Land Corp.	75	$ 137,539
TotalEnergies SE	82,806	4,223,982
TotalEnergies SE ADR	10,934	558,290
Woodside Energy Group, Ltd. †	4,409	99,868
		12,950,378
Oil & Gas Services — 0.1%
Halliburton Co.	9,312	272,842
NexTier Oilfield Solutions, Inc.†	3,556	35,453
TechnipFMC PLC†	10,024	81,094
		389,389
Packaging & Containers — 0.4%
Amcor PLC CDI	28,759	372,814
Ball Corp.	12,765	937,206
Crown Holdings, Inc.	1,406	142,962
Greif, Inc., Class B	370	25,834
Matthews International Corp., Class A	2,140	59,813
Packaging Corp. of America	1,651	232,147
Sealed Air Corp.	10,435	637,787
Sonoco Products Co.	2,600	165,074
WestRock Co.	1,089	46,130
		2,619,767
Pharmaceuticals — 6.0%
AbbVie, Inc.	25,131	3,606,550
Aclaris Therapeutics, Inc.†	2,220	34,210
Alkermes PLC†	3,220	82,432
Arvinas, Inc.†	737	39,142
Astellas Pharma, Inc.	74,700	1,171,458
AstraZeneca PLC ADR	75,984	5,032,420
Bayer AG	15,239	888,080
Becton Dickinson & Co.	19,487	4,760,869
Bioxcel Therapeutics, Inc.†	2,220	34,277
Bristol-Myers Squibb Co.	8,481	625,728
Cigna Corp.	5,194	1,430,220
Citius Pharmaceuticals, Inc.†	22,400	20,003
Corbus Pharmaceuticals Holdings, Inc.†	56,310	14,258
CVS Health Corp.	2,228	213,175
DexCom, Inc.†	2,147	176,226
Elanco Animal Health, Inc.†	16,858	341,543
Eli Lilly & Co.	10,564	3,482,845
GSK PLC ADR	13,972	589,199
Heron Therapeutics, Inc.†	2,751	7,648
Ipsen SA	1,985	200,745
Johnson & Johnson	22,256	3,884,117
Jounce Therapeutics, Inc.†	5,760	17,683
McKesson Corp.	200	68,316
Merck & Co., Inc.	3,802	339,671
Neurocrine Biosciences, Inc.†	1,230	115,780
Novartis AG	17,845	1,533,698
Ocugen, Inc.†	4,000	10,320
Otsuka Holdings Co., Ltd.	13,800	492,871
Owens & Minor, Inc.	1,100	38,951
Pacira BioSciences, Inc.†	1,060	59,954
Pfizer, Inc.	9,279	468,682
Prestige Consumer Healthcare, Inc.†	1,950	117,605
Reata Pharmaceuticals, Inc., Class A†	790	24,237
Roche Holding AG	5,630	1,869,615
Sanofi	16,861	1,677,716
Sanofi ADR	14,259	708,672
Senseonics Holdings, Inc.†	8,100	10,449
Spectrum Pharmaceuticals, Inc.†	28,305	23,012

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
USANA Health Sciences, Inc.†	1,075	$ 74,842
Viatris, Inc.	11,767	114,022
Zoetis, Inc.	11,009	2,009,693
		36,410,934
Pipelines — 0.2%
Antero Midstream Corp.	5,000	50,300
Cheniere Energy, Inc.	2,060	308,135
Equitrans Midstream Corp.	14,848	116,557
Targa Resources Corp.	2,820	194,890
TC Energy Corp.	5,496	293,047
Williams Cos., Inc.	9,858	336,059
		1,298,988
Private Equity — 0.2%
Ares Management Corp., Class A	2,046	146,596
Blackstone, Inc.	4,775	487,384
Bridgepoint Group PLC*	55,225	172,279
KKR & Co., Inc.	5,605	310,853
		1,117,112
Real Estate — 0.2%
Douglas Elliman, Inc.	8,064	48,384
eXp World Holdings, Inc.	1,200	17,832
Howard Hughes Corp.†	773	54,798
Mitsui Fudosan Co., Ltd.	39,000	872,609
Redfin Corp.†	1,290	11,223
Transcontinental Realty Investors, Inc.†	800	34,600
		1,039,446
REITS — 1.9%
Acadia Realty Trust	3,000	51,390
Alexandria Real Estate Equities, Inc.	474	78,580
American Homes 4 Rent, Class A	4,477	169,589
American Tower Corp.	5,500	1,489,565
Annaly Capital Management, Inc.	15,950	109,736
Apartment Income REIT Corp.	2,265	102,695
Apple Hospitality REIT, Inc.	4,541	75,744
AvalonBay Communities, Inc.	1,543	330,109
Camden Property Trust	221	31,183
Crown Castle, Inc.	3,649	659,228
CubeSmart	3,520	161,462
Diversified Healthcare Trust	12,180	21,071
Douglas Emmett, Inc.	3,109	73,497
EPR Properties	1,412	75,980
Equinix, Inc.	393	276,570
Equity Commonwealth†	1,600	44,880
Equity LifeStyle Properties, Inc.	3,572	262,613
Equity Residential	18,459	1,447,001
Essex Property Trust, Inc.	429	122,921
Extra Space Storage, Inc.	620	117,502
Great Portland Estates PLC	48,558	367,227
Healthcare Realty Trust, Inc.	3,940	103,425
Host Hotels & Resorts, Inc.	32,507	578,950
Invitation Homes, Inc.	5,230	204,127
JBG SMITH Properties	1,880	47,827
Kilroy Realty Corp.	1,325	71,789
Lamar Advertising Co., Class A	710	71,753
LTC Properties, Inc.	1,856	77,766
Medical Properties Trust, Inc.	4,130	71,201
National Retail Properties, Inc.	1,640	78,080
Omega Healthcare Investors, Inc.	2,330	72,230
Security Description	Shares or Principal Amount	Value

REITS (continued)
Orchid Island Capital, Inc.	21,060	$ 67,813
Outfront Media, Inc.	3,270	60,364
Park Hotels & Resorts, Inc.	3,410	53,162
Physicians Realty Trust	5,180	92,049
Piedmont Office Realty Trust, Inc., Class A	4,380	60,269
Prologis, Inc.	9,179	1,216,768
Public Storage	505	164,837
Rayonier, Inc.	1,600	60,400
Rexford Industrial Realty, Inc.	3,392	221,871
RLJ Lodging Trust	4,603	57,492
Sabra Health Care REIT, Inc.	4,090	62,945
SBA Communications Corp.	1,537	516,109
Scentre Group	205,524	418,146
Service Properties Trust	5,510	36,035
Simon Property Group, Inc.	884	96,038
Starwood Property Trust, Inc.	4,680	110,542
Summit Hotel Properties, Inc.†	9,750	76,538
Sun Communities, Inc.	1,311	214,952
Terreno Realty Corp.	2,126	133,194
Welltower, Inc.	2,844	245,551
WP Carey, Inc.	1,705	152,257
		11,563,023
Retail — 4.0%
AutoZone, Inc.†	92	196,640
Bed Bath & Beyond, Inc.†	1,800	9,054
Big 5 Sporting Goods Corp.	1,300	16,718
BJ's Wholesale Club Holdings, Inc.†	1,750	118,475
Brinker International, Inc.†	1,220	33,855
Burlington Stores, Inc.†	1,402	197,864
Caleres, Inc.	2,470	61,305
Carvana Co.†	6,583	191,894
Casey's General Stores, Inc.	641	129,899
Chipotle Mexican Grill, Inc.†	640	1,001,101
Citi Trends, Inc.†	1,200	29,496
Costco Wholesale Corp.	2,211	1,196,814
Dollar General Corp.	13,304	3,305,113
Dollar Tree, Inc.†	940	155,438
Five Below, Inc.†	670	85,137
Floor & Decor Holdings, Inc., Class A†	1,510	121,661
Freshpet, Inc.†	571	30,514
GameStop Corp., Class A†	1,288	43,805
Group 1 Automotive, Inc.	460	81,383
GrowGeneration Corp.†	3,950	19,157
Home Depot, Inc.	6,676	2,009,075
Jack in the Box, Inc.	736	50,887
Kingfisher PLC	223,337	707,681
Kohl's Corp.	1,320	38,465
La-Z-Boy, Inc.	3,570	99,496
Lowe's Cos., Inc.	1,526	292,275
Lululemon Athletica, Inc.†	2,294	712,310
Macy's, Inc.	3,100	54,715
McDonald's Corp.	9,361	2,465,407
Moncler SpA	9,846	494,153
MSC Industrial Direct Co., Inc., Class A	1,507	124,569
Next PLC	6,530	544,112
Nordstrom, Inc.	1,400	32,914
ODP Corp.†	1,280	46,464
Ollie's Bargain Outlet Holdings, Inc.†	1,039	61,249
O'Reilly Automotive, Inc.†	407	286,361
Papa John's International, Inc.	960	92,054
Party City Holdco, Inc.†	12,300	14,022

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Penske Automotive Group, Inc.	797	$ 91,249
PetMed Express, Inc.	2,680	58,478
Qurate Retail, Inc., Series A	8,570	23,396
RH†	167	46,665
Ross Stores, Inc.	22,632	1,839,076
Signet Jewelers, Ltd.	780	47,549
Starbucks Corp.	4,250	360,315
TJX Cos., Inc.	12,248	749,088
Tractor Supply Co.	1,729	331,069
TravelCenters of America, Inc.†	750	31,290
Ulta Beauty, Inc.†	282	109,673
Walmart, Inc.	26,181	3,457,201
Welcia Holdings Co., Ltd.	8,900	198,915
Wingstop, Inc.	417	52,617
Yum! Brands, Inc.	13,521	1,656,863
Zalando SE*†	10,709	299,110
		24,504,086
Savings & Loans — 0.1%
Capitol Federal Financial, Inc.	8,887	85,226
New York Community Bancorp, Inc.	4,900	52,038
Pacific Premier Bancorp, Inc.	3,887	130,759
TFS Financial Corp.	3,460	50,689
WSFS Financial Corp.	2,504	119,491
		438,203
Semiconductors — 4.1%
Advanced Micro Devices, Inc.†	19,045	1,799,181
Amkor Technology, Inc.	2,986	60,227
Analog Devices, Inc.	4,871	837,617
Applied Materials, Inc.	4,465	473,201
ASML Holding NV	2,496	1,433,105
ASML Holding NV	1,297	745,049
Azenta, Inc.	1,090	74,403
Broadcom, Inc.	3,602	1,928,799
Cirrus Logic, Inc.†	1,226	104,774
Entegris, Inc.	1,370	150,563
Hamamatsu Photonics KK	9,400	426,831
Impinj, Inc.†	910	77,368
KLA Corp.	4,544	1,742,806
Lam Research Corp.	976	488,498
Marvell Technology, Inc.	14,954	832,639
MaxLinear, Inc.†	1,580	63,848
Microchip Technology, Inc.	7,174	494,002
MKS Instruments, Inc.	954	112,763
Monolithic Power Systems, Inc.	911	423,360
NVIDIA Corp.	19,271	3,500,192
NXP Semiconductors NV	5,183	953,050
Power Integrations, Inc.	1,134	96,401
QUALCOMM, Inc.	12,337	1,789,605
Renesas Electronics Corp.†	29,400	283,243
Samsung Electronics Co., Ltd.	24,188	1,147,091
Taiwan Semiconductor Manufacturing Co., Ltd.	116,000	1,986,555
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,802	247,921
Texas Instruments, Inc.	10,156	1,816,807
Tokyo Electron, Ltd.	1,600	554,736
Wolfspeed, Inc.†	1,240	103,292
		24,747,927
Security Description	Shares or Principal Amount	Value

Software — 7.0%
1Life Healthcare, Inc.†	3,770	$ 63,864
8x8, Inc.†	4,010	19,609
Activision Blizzard, Inc.	1,985	158,701
Adobe, Inc.†	740	303,489
Alteryx, Inc., Class A†	820	39,713
Appfolio, Inc., Class A†	570	58,032
AppLovin Corp., Class A†	400	14,216
Asana, Inc., Class A†	1,440	27,821
Asure Software, Inc.†	9,780	55,746
Atlassian Corp. PLC, Class A†	1,930	403,988
Avalara, Inc.†	823	71,947
Bandwidth, Inc., Class A†	2,020	33,593
Benefitfocus, Inc.†	5,710	48,364
Bill.com Holdings, Inc.†	3,268	441,441
Black Knight, Inc.†	2,683	176,219
Broadridge Financial Solutions, Inc.	5,289	849,149
Cadence Design Systems, Inc.†	880	163,750
Cardlytics, Inc.†	620	8,556
CareCloud, Inc.†	8,600	37,152
Cerence, Inc.†	693	19,522
Cloudflare, Inc., Class A†	2,300	115,736
Concentrix Corp.	414	55,377
Confluent, Inc., Class A†	3,085	78,513
Consensus Cloud Solutions, Inc.†	846	45,709
Coupa Software, Inc.†	744	48,672
CSG Systems International, Inc.	2,410	157,252
Datadog, Inc., Class A†	3,351	341,836
Descartes Systems Group, Inc.†	1,087	75,046
DocuSign, Inc.†	1,520	97,250
Dropbox, Inc., Class A†	2,500	56,850
Dynatrace, Inc.†	1,773	66,718
Envestnet, Inc.†	1,270	74,003
Everbridge, Inc.†	1,070	26,900
Evolent Health, Inc., Class A†	1,980	67,300
Fair Isaac Corp.†	224	103,495
Fidelity National Information Services, Inc.	10,489	1,071,556
Fiserv, Inc.†	16,361	1,729,030
Five9, Inc.†	730	78,928
Gusto, Inc.†(1)(2)	775	22,283
HashiCorp, Inc., Class A†	600	21,744
HubSpot, Inc.†	419	129,052
Intuit, Inc.	4,149	1,892,649
LivePerson, Inc.†	2,750	37,510
Manhattan Associates, Inc.†	640	90,029
ManTech International Corp., Class A	828	79,339
Matterport, Inc.†	1,936	8,228
Microsoft Corp.	77,083	21,640,281
MicroStrategy, Inc., Class A†	114	32,611
MongoDB, Inc.†	2,166	676,810
MSCI, Inc.	430	206,976
Palantir Technologies, Inc., Class A†	11,200	115,920
Paycom Software, Inc.†	177	58,497
Phreesia, Inc.†	2,250	52,852
Playtika Holding Corp.†	2,000	24,540
Qumu Corp.†	24,600	19,434
RingCentral, Inc., Class A†	571	28,259
ROBLOX Corp., Class A†	1,949	83,671
Roper Technologies, Inc.	4,773	2,084,226
Salesforce, Inc.†	10,059	1,851,057
SAP SE	7,813	724,167
ServiceNow, Inc.†	3,770	1,683,908

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Smartsheet, Inc., Class A†	1,390	$ 41,783
Snowflake, Inc., Class A†	3,226	483,610
Splunk, Inc.†	1,390	144,435
SS&C Technologies Holdings, Inc.	1,560	92,305
Synopsys, Inc.†	4,095	1,504,912
Teradata Corp.†	1,260	48,245
Twilio, Inc., Class A†	1,291	109,477
Unity Software, Inc.†	1,366	51,075
Upland Software, Inc.†	2,370	26,828
Veeva Systems, Inc., Class A†	2,617	585,109
Verb Technology Co., Inc.†	33,000	19,176
Veritone, Inc.†	2,386	16,774
VMware, Inc., Class A	1,339	155,592
Workday, Inc., Class A†	2,160	335,016
Workiva, Inc.†	950	62,225
Yext, Inc.†	4,910	21,506
Ziff Davis, Inc.†	980	80,252
Zoom Video Communications, Inc., Class A†	2,355	244,590
ZoomInfo Technologies, Inc.†	2,210	83,737
		42,955,733
Telecommunications — 1.2%
Ciena Corp.†	1,620	83,592
Cisco Systems, Inc.	9,202	417,495
Corning, Inc.	12,710	467,219
Globalstar, Inc.†	17,900	25,060
Gogo, Inc.†	1,650	28,644
Infinera Corp.†	7,150	46,832
KT Corp.	11,436	332,280
Maxar Technologies, Inc.	1,130	31,052
Motorola Solutions, Inc.	2,827	674,494
Nippon Telegraph & Telephone Corp.	65,200	1,862,801
SoftBank Group Corp.	7,100	302,017
Telefonaktiebolaget LM Ericsson, Class B	106,075	804,212
Telephone & Data Systems, Inc.	2,800	44,268
T-Mobile US, Inc.†	8,150	1,165,939
Ubiquiti, Inc.	168	50,674
Verizon Communications, Inc.	9,893	456,958
Viavi Solutions, Inc.†	6,740	99,752
Vodafone Group PLC ADR	45,189	666,990
		7,560,279
Textiles — 0.0%
UniFirst Corp.	416	81,490
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	3,400	78,880
Transportation — 1.2%
Canadian Pacific Railway, Ltd.	2,570	202,696
Central Japan Railway Co.	3,100	363,673
CryoPort, Inc.†	1,260	46,872
CSX Corp.	44,446	1,436,939
FedEx Corp.	829	193,232
Hub Group, Inc., Class A†	1,120	85,568
JB Hunt Transport Services, Inc.	3,381	619,636
Knight-Swift Transportation Holdings, Inc.	1,322	72,644
Landstar System, Inc.	590	92,382
Norfolk Southern Corp.	2,311	580,454
Old Dominion Freight Line, Inc.	2,897	879,268
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Saia, Inc.†	928	$ 220,725
Union Pacific Corp.	6,208	1,411,078
United Parcel Service, Inc., Class B	6,180	1,204,420
XPO Logistics, Inc.†	830	49,584
		7,459,171
Water — 0.0%
Essential Utilities, Inc.	1,983	102,997
Total Common Stocks (cost $470,318,377)		478,643,547
CONVERTIBLE PREFERRED STOCKS — 0.0%
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	1,910
Electric — 0.0%
AES Corp. 6.88%	1,012	91,849
Software — 0.0%
Databricks, Inc. Series G†(1)(2)	100	16,588
Databricks, Inc. Series H†(1)(2)	286	47,442
Gusto, Inc. Series E†(1)(2)	1,028	31,246
		95,276
Total Convertible Preferred Stocks (cost $219,533)		189,035
CORPORATE BONDS & NOTES — 6.1%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/2024	$ 50,000	49,874
WPP Finance 2010
3.75%, 09/19/2024	125,000	122,844
		172,718
Aerospace/Defense — 0.1%
General Dynamics Corp.
2.25%, 06/01/2031	250,000	226,187
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	26,514
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	44,950
Raytheon Technologies Corp.
4.45%, 11/16/2038	50,000	49,688
		347,339
Agriculture — 0.1%
Altria Group, Inc.
2.35%, 05/06/2025	115,000	110,323
5.80%, 02/14/2039	60,000	57,129
BAT Capital Corp.
4.39%, 08/15/2037	240,000	198,847
Bunge, Ltd. Finance Corp.
3.00%, 09/25/2022	25,000	24,993
		391,292
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	129,278	114,162

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Delta Air Lines, Inc.
3.80%, 04/19/2023	$ 20,000	$ 19,950
United Airlines Pass-Through Trust
4.15%, 02/25/2033	91,578	86,858
		220,970
Auto Manufacturers — 0.3%
American Honda Finance Corp.
0.75%, 08/09/2024	200,000	189,994
Daimler Trucks Finance North America LLC
3.65%, 04/07/2027*	165,000	161,116
General Motors Co.
4.00%, 04/01/2025	150,000	149,448
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	259,278
Hyundai Capital America
1.30%, 01/08/2026*	80,000	71,992
1.80%, 10/15/2025*	50,000	45,835
2.00%, 06/15/2028*	260,000	222,745
2.38%, 02/10/2023*	45,000	44,600
2.85%, 11/01/2022*	28,000	27,961
PACCAR Financial Corp.
0.90%, 11/08/2024	215,000	203,605
1.10%, 05/11/2026	175,000	161,187
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	200,000	195,858
		1,733,619
Banks — 1.5%
Banco Santander SA
3.49%, 05/28/2030	200,000	180,473
Bank of America Corp.
2.30%, 07/21/2032	220,000	185,037
2.59%, 04/29/2031	150,000	131,522
2.65%, 03/11/2032	200,000	174,010
2.68%, 06/19/2041	100,000	76,204
3.50%, 04/19/2026	75,000	74,726
4.33%, 03/15/2050	380,000	365,577
Bank of New York Mellon Corp.
1.65%, 07/14/2028	350,000	311,434
Banque Federative du Credit Mutuel SA
2.13%, 11/21/2022*	200,000	199,411
Barclays PLC
2.28%, 11/24/2027	200,000	179,087
2.85%, 05/07/2026	225,000	213,244
BNP Paribas SA
2.22%, 06/09/2026*	215,000	200,833
2.87%, 04/19/2032*	200,000	169,333
Citigroup, Inc.
3.11%, 04/08/2026	150,000	145,792
3.89%, 01/10/2028	100,000	97,845
4.65%, 07/23/2048	25,000	24,854
Credit Suisse Group AG
4.19%, 04/01/2031*	250,000	222,664
Danske Bank A/S
1.23%, 06/22/2024*	245,000	231,594
Fifth Third Bancorp
1.63%, 05/05/2023	45,000	44,391
Security Description	Shares or Principal Amount	Value

Banks (continued)
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	$ 150,000	$ 132,750
3.80%, 03/15/2030	125,000	120,093
4.41%, 04/23/2039	275,000	263,318
JPMorgan Chase & Co.
1.58%, 04/22/2027	75,000	68,126
2.52%, 04/22/2031	150,000	131,790
2.96%, 05/13/2031	440,000	393,904
3.38%, 05/01/2023	120,000	120,227
3.78%, 02/01/2028	100,000	98,236
3.90%, 01/23/2049	100,000	88,827
KeyCorp
2.25%, 04/06/2027	95,000	88,232
M&T Bank Corp.
3.55%, 07/26/2023	60,000	59,978
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	220,000	196,767
2.19%, 02/25/2025	200,000	191,108
Morgan Stanley
2.19%, 04/28/2026	150,000	142,826
3.13%, 07/27/2026	100,000	97,411
3.59%, 07/22/2028	75,000	72,573
3.62%, 04/01/2031	150,000	142,517
4.10%, 05/22/2023	125,000	125,492
NatWest Markets PLC
0.80%, 08/12/2024*	200,000	186,480
2.38%, 05/21/2023*	200,000	197,389
Royal Bank of Canada
1.60%, 04/17/2023	70,000	69,272
2.30%, 11/03/2031	385,000	331,565
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	120,085
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	265,490
Standard Chartered PLC
1.82%, 11/23/2025*	210,000	195,744
2.61%, 01/12/2028*	200,000	181,307
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/2023	55,000	55,081
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	226,238
Toronto-Dominion Bank
1.15%, 06/12/2025	280,000	261,046
Truist Financial Corp.
1.95%, 06/05/2030	95,000	81,455
UBS Group AG
1.36%, 01/30/2027*	260,000	233,891
3.18%, 02/11/2043*	200,000	155,955
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	160,476
3.07%, 04/30/2041	510,000	413,740
3.58%, 05/22/2028	85,000	82,228
		8,979,648
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	150,000	147,198
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	180,784
JDE Peet's NV
1.38%, 01/15/2027*	260,000	227,651
		555,633

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology — 0.0%
Biogen, Inc.
2.25%, 05/01/2030	$ 85,000	$ 72,732
Building Materials — 0.1%
Boral Finance Pty, Ltd.
3.00%, 11/01/2022*	2,000	1,996
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	340,000	288,275
4.25%, 12/15/2047	50,000	43,495
		333,766
Chemicals — 0.1%
Ecolab, Inc.
2.75%, 08/18/2055	240,000	179,693
3.25%, 12/01/2027	50,000	49,930
LYB International Finance II BV
3.50%, 03/02/2027	50,000	48,468
		278,091
Commercial Services — 0.2%
Experian Finance PLC
2.75%, 03/08/2030*	200,000	181,559
Georgetown University
4.32%, 04/01/2049	50,000	47,102
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	63,941
Moody's Corp.
2.00%, 08/19/2031	205,000	174,424
Northwestern University
2.64%, 12/01/2050	75,000	57,379
PayPal Holdings, Inc.
2.40%, 10/01/2024	105,000	103,198
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	46,350
3.50%, 03/16/2023	10,000	9,990
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	84,289
University of Southern California
2.95%, 10/01/2051	400,000	325,092
		1,093,324
Computers — 0.1%
Apple, Inc.
1.65%, 05/11/2030	100,000	88,869
1.70%, 08/05/2031	215,000	189,257
2.75%, 01/13/2025	150,000	149,211
2.95%, 09/11/2049	75,000	62,730
3.25%, 02/23/2026	100,000	100,747
3.75%, 09/12/2047	50,000	47,701
		638,515
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	133,434
4.88%, 01/16/2024	150,000	150,122
Air Lease Corp.
2.20%, 01/15/2027	195,000	173,437
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	208,957
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	30,000	28,908
5.25%, 05/15/2024*	75,000	74,102
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
2.36%, 07/29/2032	$ 190,000	$ 149,644
3.20%, 01/30/2023	85,000	84,947
3.90%, 01/29/2024	125,000	125,070
Discover Financial Services
3.85%, 11/21/2022	68,000	68,166
Synchrony Financial
4.25%, 08/15/2024	275,000	275,186
Western Union Co.
2.85%, 01/10/2025	20,000	19,503
		1,491,476
Electric — 0.3%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	72,421
AEP Transmission Co. LLC
2.75%, 08/15/2051	175,000	129,933
Alabama Power Co.
3.13%, 07/15/2051	250,000	199,447
Appalachian Power Co.
4.40%, 05/15/2044	50,000	45,599
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	22,464
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	24,439
Dominion Energy, Inc.
2.75%, 09/15/2022	25,000	24,967
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	257,519
Duke Energy Corp.
2.65%, 09/01/2026	50,000	47,871
Enel Finance International NV
1.88%, 07/12/2028*	200,000	168,688
Eversource Energy
3.30%, 01/15/2028	30,000	28,873
3.80%, 12/01/2023	20,000	20,048
Exelon Corp.
3.40%, 04/15/2026	125,000	123,885
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	25,000	24,837
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	24,653
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	100,360
Mississippi Power Co.
3.95%, 03/30/2028	30,000	29,849
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	220,000	192,729
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	48,358
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	47,029
PacifiCorp
4.13%, 01/15/2049	25,000	23,805
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	51,405
Sempra Energy
3.30%, 04/01/2025	130,000	128,548
Southern Co.
4.40%, 07/01/2046	25,000	23,261
Virginia Electric & Power Co.
2.88%, 07/15/2029	100,000	94,627

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Vistra Operations Co. LLC
3.55%, 07/15/2024*	$ 35,000	$ 33,916
		1,989,531
Electronics — 0.1%
Amphenol Corp.
2.20%, 09/15/2031	75,000	63,816
Honeywell International, Inc.
1.10%, 03/01/2027	250,000	228,247
Keysight Technologies, Inc.
4.55%, 10/30/2024	25,000	25,293
		317,356
Entertainment — 0.0%
Magallanes, Inc.
5.05%, 03/15/2042*	120,000	107,469
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	270,158
2.50%, 08/15/2024	40,000	39,215
3.38%, 11/15/2027	30,000	29,379
Waste Connections, Inc.
2.20%, 01/15/2032	145,000	124,333
3.20%, 06/01/2032	135,000	125,729
		588,814
Food — 0.0%
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	26,596
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	183,700
Gas — 0.0%
NiSource, Inc.
1.70%, 02/15/2031	90,000	73,281
3.95%, 03/30/2048	115,000	100,170
Southern California Gas Co.
4.13%, 06/01/2048	25,000	22,723
		196,174
Healthcare-Products — 0.1%
Abbott Laboratories
3.40%, 11/30/2023	117,000	117,633
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	175,575
Baxter International, Inc.
1.92%, 02/01/2027	225,000	207,612
PerkinElmer, Inc.
1.90%, 09/15/2028	210,000	181,053
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	124,823
		806,696
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	50,000	42,698
2.91%, 01/01/2051	265,000	202,304
Centra Health, Inc.
4.70%, 01/01/2048	45,000	41,639
CommonSpirit Health
2.76%, 10/01/2024	40,000	39,010
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
2.78%, 10/01/2030	$ 55,000	$ 48,331
3.91%, 10/01/2050	305,000	249,291
Elevance Health, Inc.
4.55%, 03/01/2048	115,000	114,661
HCA, Inc.
4.13%, 06/15/2029	65,000	62,634
4.38%, 03/15/2042*	65,000	56,129
Humana, Inc.
2.15%, 02/03/2032	100,000	84,717
3.70%, 03/23/2029	45,000	44,191
Mass General Bringham, Inc.
3.19%, 07/01/2049	95,000	75,956
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	110,393
Stanford Health Care
3.80%, 11/15/2048	10,000	9,100
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	31,332
2.90%, 05/15/2050	150,000	120,016
4.63%, 11/15/2041	25,000	26,029
4.75%, 07/15/2045	75,000	79,670
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	49,022
		1,487,123
Insurance — 0.4%
Aflac, Inc.
4.75%, 01/15/2049	55,000	54,917
Aon Corp.
2.20%, 11/15/2022	85,000	84,737
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	105,000	94,751
2.00%, 06/28/2028*	340,000	298,698
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	230,010
3.35%, 05/15/2024	25,000	25,067
CNO Global Funding
2.65%, 01/06/2029*	315,000	281,156
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	55,000	50,792
Equitable Holdings, Inc.
3.90%, 04/20/2023	7,000	7,022
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	55,167
Jackson National Life Global Funding
1.75%, 01/12/2025*	400,000	378,849
Liberty Mutual Group, Inc.
4.25%, 06/15/2023*	25,000	25,040
4.50%, 06/15/2049*	80,000	70,007
Lincoln National Corp.
4.35%, 03/01/2048	25,000	22,001
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	30,616
3.50%, 06/03/2024	30,000	29,970
New York Life Global Funding
1.10%, 05/05/2023*	20,000	19,668
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	106,563
3.70%, 05/15/2029	25,000	24,093
4.30%, 11/15/2046	25,000	23,261

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Protective Life Global Funding
1.17%, 07/15/2025*	$ 195,000	$ 180,655
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	23,324
Willis North America, Inc.
4.50%, 09/15/2028	50,000	49,844
		2,166,208
Internet — 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	275,000	273,844
4.95%, 12/05/2044	65,000	72,366
Expedia Group, Inc.
5.00%, 02/15/2026	115,000	116,185
		462,395
Iron/Steel — 0.0%
Nucor Corp.
2.70%, 06/01/2030	50,000	44,722
3.95%, 05/01/2028	35,000	34,677
		79,399
Lodging — 0.0%
Marriott International, Inc.
4.65%, 12/01/2028	255,000	255,847
Machinery-Diversified — 0.1%
John Deere Capital Corp.
2.13%, 03/07/2025	140,000	136,345
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	256,384
		392,729
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	170,000	120,628
3.75%, 02/15/2028	125,000	117,656
4.50%, 02/01/2024	25,000	25,163
Comcast Corp.
1.95%, 01/15/2031	70,000	60,757
2.65%, 02/01/2030	30,000	27,791
3.90%, 03/01/2038	365,000	346,028
Cox Communications, Inc.
2.95%, 10/01/2050*	295,000	211,622
Fox Corp.
4.03%, 01/25/2024	115,000	115,447
		1,025,092
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	169,457
Corp. Nacional del Cobre de Chile Inc.
3.15%, 01/14/2030*	200,000	183,716
		353,173
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	87,062
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.2%
BP Capital Markets PLC
3.28%, 09/19/2027	$ 75,000	$ 73,980
Canadian Natural Resources, Ltd.
2.95%, 01/15/2023 to 07/15/2030	195,000	188,116
6.25%, 03/15/2038	25,000	27,322
Chevron Corp.
2.00%, 05/11/2027	40,000	38,029
Coterra Energy, Inc.
4.38%, 03/15/2029*	90,000	90,000
EOG Resources, Inc.
2.63%, 03/15/2023	100,000	99,871
Hess Corp.
4.30%, 04/01/2027	125,000	124,083
Marathon Oil Corp.
4.40%, 07/15/2027	25,000	24,910
Pioneer Natural Resources Co.
1.13%, 01/15/2026	55,000	49,982
Shell International Finance BV
3.25%, 05/11/2025	325,000	324,961
Total Capital International SA
2.43%, 01/10/2025	155,000	152,314
TotalEnergies Capital International SA
2.99%, 06/29/2041	105,000	87,763
Valero Energy Corp.
2.85%, 04/15/2025	69,000	67,083
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	23,691
4.50%, 03/04/2029*	55,000	53,950
		1,426,055
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.
3.75%, 05/01/2024*	25,000	25,030
Packaging & Containers — 0.0%
Packaging Corp. of America
3.65%, 09/15/2024	50,000	49,815
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	104,148
4.70%, 05/14/2045	125,000	125,583
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	201,545
Becton Dickinson & Co.
3.70%, 06/06/2027	33,000	32,691
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	90,000	89,805
Cardinal Health, Inc.
3.41%, 06/15/2027	40,000	39,460
3.75%, 09/15/2025	125,000	124,880
Cigna Corp.
3.00%, 07/15/2023	125,000	124,445
3.25%, 04/15/2025	50,000	49,518
3.75%, 07/15/2023	13,000	13,024
3.88%, 10/15/2047	50,000	43,422
4.80%, 07/15/2046	25,000	24,981
CVS Health Corp.
1.88%, 02/28/2031	60,000	50,276
2.70%, 08/21/2040	330,000	253,170
3.88%, 07/20/2025	50,000	50,613
5.05%, 03/25/2048	100,000	101,772
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	200,000	196,832

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	$ 20,000	$ 19,808
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	220,000	191,318
		1,837,291
Pipelines — 0.1%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	48,571
4.95%, 12/15/2024	50,000	50,552
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	18,284
3.70%, 01/15/2039*	15,000	13,189
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	56,233
Enbridge, Inc.
4.00%, 10/01/2023	125,000	125,311
5.50%, 12/01/2046	113,000	121,552
Energy Transfer LP
5.25%, 04/15/2029	35,000	35,499
Florida Gas Transmission Co. LLC
4.35%, 07/15/2025*	50,000	50,461
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	55,857
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	24,883
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	24,762
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	25,000	25,000
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	18,854
		669,008
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	110,000	94,405
American Campus Communities Operating Partnership LP
3.30%, 07/15/2026	45,000	44,647
3.63%, 11/15/2027	55,000	54,927
American Tower Corp.
1.45%, 09/15/2026	315,000	281,712
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	41,689
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	137,409
2.90%, 03/15/2027	70,000	66,422
Duke Realty LP
4.00%, 09/15/2028	70,000	69,624
Essex Portfolio LP
4.00%, 03/01/2029	90,000	88,130
4.50%, 03/15/2048	15,000	13,895
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	51,974
Healthpeak Properties, Inc.
2.13%, 12/01/2028	75,000	66,562
2.88%, 01/15/2031	125,000	111,750
Security Description	Shares or Principal Amount	Value

REITS (continued)
Kilroy Realty LP
3.45%, 12/15/2024	$ 30,000	$ 29,313
Life Storage LP
4.00%, 06/15/2029	40,000	37,738
National Retail Properties, Inc.
4.80%, 10/15/2048	50,000	47,653
Prologis LP
2.13%, 04/15/2027	115,000	108,606
Public Storage
1.95%, 11/09/2028	135,000	119,995
Realty Income Corp.
2.20%, 06/15/2028	25,000	22,563
3.10%, 12/15/2029	70,000	65,561
3.95%, 08/15/2027	25,000	24,906
4.63%, 11/01/2025	60,000	61,457
Simon Property Group LP
2.65%, 02/01/2032	285,000	243,895
3.80%, 07/15/2050	100,000	83,526
WP Carey, Inc.
3.85%, 07/15/2029	90,000	85,954
		2,054,313
Retail — 0.1%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	86,223
3.13%, 04/18/2024 to 04/21/2026	115,000	113,496
Carvana Co.
10.25%, 05/01/2030*	145,000	118,638
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	24,791
3.90%, 06/01/2029	95,000	93,114
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	49,968
Walmart, Inc.
3.30%, 04/22/2024	150,000	150,529
		636,759
Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	10,000	9,474
QUALCOMM, Inc.
3.25%, 05/20/2027	29,000	29,019
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	31,080
		69,573
Software — 0.2%
Fiserv, Inc.
3.20%, 07/01/2026	35,000	34,052
Microsoft Corp.
3.13%, 11/03/2025	25,000	25,133
4.20%, 11/03/2035	250,000	268,936
Oracle Corp.
2.40%, 09/15/2023	125,000	123,608
Roper Technologies, Inc.
1.40%, 09/15/2027	160,000	140,812
2.00%, 06/30/2030	30,000	25,151
2.95%, 09/15/2029	120,000	109,660
3.80%, 12/15/2026	25,000	25,019
salesforce.com, Inc.
2.70%, 07/15/2041	395,000	326,817

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
VMware, Inc.
1.40%, 08/15/2026	$ 205,000	$ 184,617
		1,263,805
Telecommunications — 0.2%
America Movil SAB de CV
2.88%, 05/07/2030	200,000	184,715
AT&T, Inc.
1.65%, 02/01/2028	125,000	111,149
2.25%, 02/01/2032	280,000	238,565
3.50%, 06/01/2041	130,000	109,890
3.80%, 12/01/2057	64,000	52,455
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	94,640
2.65%, 11/20/2040	490,000	379,339
2.99%, 10/30/2056	35,000	25,675
3.15%, 03/22/2030	150,000	141,328
Vodafone Group PLC
4.88%, 06/19/2049	60,000	57,563
		1,395,319
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.
3.00%, 11/19/2024	45,000	44,063
3.55%, 11/19/2026	310,000	301,596
		345,659
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.15%, 04/01/2045 to 12/15/2048	50,000	48,768
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	92,921
CSX Corp.
4.30%, 03/01/2048	25,000	24,272
Kansas City Southern
2.88%, 11/15/2029	70,000	64,969
3.50%, 05/01/2050	110,000	91,679
		322,609
Trucking & Leasing — 0.0%
GATX Corp.
4.35%, 02/15/2024	60,000	60,281
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	210,000	205,322
		265,603
Total Corporate Bonds & Notes (cost $41,645,534)		37,195,326
ASSET BACKED SECURITIES — 0.4%
Auto Loan Receivables — 0.1%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D 1.29%, 06/18/2027	140,000	129,998
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B 2.68%, 08/20/2026*	100,000	93,801
Series 2019-2A, Class B 3.55%, 09/22/2025*	105,000	101,455
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	$ 145,000	$ 126,332
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	60,000	57,960
Series 2021-4A, Class C 1.46%, 10/15/2027	200,000	189,399
Series 2022-2A, Class C 3.85%, 07/17/2028	80,000	78,652
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	100,000	91,020
Santander Drive Auto Receivables Trust
Series 2022-3, Class C 4.49%, 08/15/2029	160,000	159,876
World Omni Select Auto Trust
Series 2019-A, Class B 2.17%, 12/15/2025	39,912	39,722
		1,068,215
Other Asset Backed Securities — 0.3%
Applebee's Funding LLC/IHOP Funding LLC
Series 2019-1A, Class A2I 4.19%, 06/05/2049*	74,250	72,012
CNH Equipment Trust
Series 2019-C, Class B 2.35%, 04/15/2027	80,000	78,136
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	119,100	101,148
Series 2020-2A, Class A2 3.24%, 01/20/2051*	93,575	82,702
Dryden 77 CLO, Ltd. FRS
Series 2020-77A, Class AR 2.60%, (3 ML+1.12%), 05/20/2034*	250,000	241,651
Ford Credit Floorplan Master Owner Trust A
Series 2020-2, Class B 1.32%, 09/15/2027	55,000	49,829
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	68,124	62,111
Series 2019-2A, Class A 2.22%, 10/20/2038*	117,500	111,596
Navient Private Education Refi Loan Trust
Series 2021-A, Class A 0.84%, 05/15/2069*	50,365	46,225
Series 2019-GA, Class A 2.40%, 10/15/2068*	25,256	24,231
Series 2019-FA, Class A2 2.60%, 08/15/2068*	46,200	44,035
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	193,339	177,063
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 3.66%, (3 ML+1.15%), 07/15/2034*	255,000	246,098
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	113,850	96,353

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A 3.50%, 06/20/2035*	$ 18,836	$ 18,633
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	122,557	110,163
Series 2020-A, Class A2A 2.23%, 09/15/2037*	76,396	73,097
Series 2016-A, Class A2A 2.70%, 05/15/2031*	24,806	24,392
Series 2017-A, Class A2A 2.88%, 09/15/2034*	37,063	36,460
		1,695,935
Total Asset Backed Securities (cost $2,954,269)		2,764,150
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
Commercial and Residential — 0.6%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(3)	64,304	58,300
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	73,895	66,732
Series 2021-1, Class A2 1.12%, 01/25/2066*(3)	20,804	18,683
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	17,195	15,744
Series 2020-6, Class M1 2.81%, 05/25/2065*(3)	70,000	63,517
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(3)	91,094	84,214
BFLD Trust FRS
Series 2019-DPLO, Class C 3.54%, (1 ML+1.54%), 10/15/2034*	55,000	53,201
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 3.30%, (TSFR1M+1.34%), 02/15/2039*	260,000	250,724
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	150,000	134,788
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(3)	100,000	95,866
CD Mtg. Trust VRS
Series 2017-CD3, Class B 3.98%, 02/10/2050(3)	75,000	69,488
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(3)	19,602	18,771
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(3)	53,468	47,425
Cold Storage Trust FRS
Series 2020-ICE5, Class B 3.30%, (1 ML+1.30%), 11/15/2037*	98,299	95,768
COLT Mtg., Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(3)	17,030	16,293
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2021-6, Class A1 1.91%, 12/25/2066*(3)	$ 204,752	$ 179,322
Series 2022-3, Class A1 3.90%, 02/25/2067*(3)	152,373	147,855
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(3)	64,282	55,834
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(3)	66,640	59,097
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C 3.75%, 12/10/2036*	100,000	95,904
Great Wolf Trust FRS
Series 2019-WOLF, Class C 3.63%, (1 ML+1.63%), 12/15/2036*	30,000	28,641
GS Mtg. Securities Trust VRS
Series 2021-PJ5, Class A8 2.50%, 10/25/2051*(3)	164,560	152,246
Series 2020-INV1, Class A14 2.93%, 10/25/2050*(3)	35,946	33,239
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 2.45%, (1 ML+0.83%), 08/25/2050*	5,880	5,621
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(3)	4,463	4,311
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(3)	11,973	11,573
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(3)	13,062	12,544
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(3)	22,344	21,418
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 3.10%, (1 ML+1.10%), 04/15/2038*	205,000	195,210
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4 4.31%, 12/15/2051	55,000	55,718
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(3)	83,262	72,578
New Orleans Hotel Trust FRS
Series 2019-HNLA, Class C 3.59%, (1 ML+1.59%), 04/15/2032*	100,000	93,492
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(3)	144,658	129,250
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class C 4.00%, (1 ML+2.00%), 11/15/2038*	215,000	199,904
OBX Trust FRS
Series 2019-EXP3, Class 2A2 3.36%, (1 ML+1.10%), 10/25/2059*	15,643	15,312
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.21%, 12/25/2049*(3)	169,571	152,032
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(3)	2,243	2,223

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(3)	$ 32,190	$ 29,530
Series 2021-2, Class A2 1.17%, 05/25/2065*(3)	42,339	40,037
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(3)	82,633	80,642
Verus Securitization Trust VRS
Series 2021-7, Class A1 1.83%, 10/25/2066*(3)	234,317	210,030
Series 2019-INV3, Class A1 2.69%, 11/25/2059*(3)	25,873	25,223
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-RR1, Class A1 2.50%, 12/25/2050*(3)	87,674	77,866
		3,276,166
U.S. Government Agency — 0.1%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 2.31%, (SOFR30A+0.80%), 08/25/2033*	20,204	20,103
Series 2018-HQA1, Class M2AS 3.36%, (1 ML+1.10%), 09/25/2030	38,827	38,504
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-HQA1, Class M1 2.21%, (SOFR30A+0.70%), 08/25/2033*	6,994	6,959
Series 2021-DNA7, Class M1 2.36%, (SOFR30A+0.85%), 11/25/2041*	145,000	141,355
Series 2021-DNA6, Class M2 3.01%, (SOFR30A+1.50%), 10/25/2041*	100,000	93,295
Series 2022-DNA3, Class M1A 3.51%, (SOFR30A+2.00%), 04/25/2042*	176,357	175,475
Series 2021-DNA3, Class M2 3.61%, (SOFR30A+2.10%), 10/25/2033*	50,000	47,609
Series 2022-HQA1, Class M1A 3.61%, (SOFR30A+2.10%), 03/25/2042*	149,195	148,449
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2022-R01, Class 1M1 2.51%, (SOFR30A+1.00%), 12/25/2041*	45,668	44,691
Government National Mtg. Assoc. REMIC FRS
Series 2019-78, Class FB 2.53%, (1 ML+0.40%), 06/20/2049	16,958	16,855
		733,295
Total Collateralized Mortgage Obligations (cost $4,313,862)		4,009,461
Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.0%
U.S. Government — 10.0%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	$ 1,613,000	$ 1,160,693
1.25%, 05/15/2050	184,000	121,778
1.38%, 11/15/2040 to 08/15/2050	1,403,000	982,370
1.63%, 11/15/2050	340,000	248,320
1.75%, 08/15/2041	575,000	453,284
1.88%, 02/15/2041 to 11/15/2051	7,800,000	6,223,375
2.00%, 11/15/2041 to 08/15/2051	3,536,000	2,855,435
2.25%, 05/15/2041 to 02/15/2052	2,944,000	2,512,792
2.38%, 02/15/2042 to 05/15/2051	3,221,000	2,826,823
2.50%, 02/15/2045 to 05/15/2046	149,700	131,149
2.75%, 08/15/2047(4)	380,000	350,342
2.88%, 08/15/2045 to 05/15/2052	461,000	445,832
3.00%, 11/15/2045 to 02/15/2049	682,200	664,527
3.13%, 11/15/2041 to 05/15/2048	485,500	483,761
3.25%, 05/15/2042	300,000	303,000
3.38%, 05/15/2044 to 11/15/2048	87,000	89,620
3.50%, 02/15/2039	1,765,000	1,921,023
3.63%, 02/15/2044	61,000	64,608
3.88%, 08/15/2040	630,000	706,191
United States Treasury Notes
0.13%, 01/31/2023 to 08/31/2023	4,440,000	4,373,112
0.25%, 05/31/2025 to 08/31/2025	6,735,000	6,243,144
0.38%, 04/30/2025 to 01/31/2026	8,630,000	7,999,297
0.63%, 05/15/2030	175,000	150,233
0.75%, 03/31/2026 to 08/31/2026	5,750,000	5,307,956
0.88%, 06/30/2026	2,075,000	1,929,345
1.25%, 08/15/2031	2,725,000	2,424,186
1.50%, 10/31/2024 to 11/30/2024	1,070,000	1,036,955
1.63%, 05/15/2031	95,000	87,612
1.88%, 02/28/2027 to 02/15/2032	4,445,000	4,283,141
2.63%, 02/28/2023	1,160,000	1,158,052
2.75%, 08/31/2023	1,180,000	1,177,419
2.88%, 04/30/2025 to 05/15/2032	2,330,000	2,335,106
		61,050,481
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
2.50%, 11/20/2051 to 12/20/2051	63,046	60,005
3.00%, 06/20/2032 to 04/20/2051	36,888	36,215
3.50%, 09/20/2049 to 02/20/2050	16,429	16,527
3.50%, August 30 TBA	25,000	24,918
4.50%, 02/20/2046 to 08/20/2047	7,691	8,055
5.00%, 12/20/2048	4,987	5,139
5.50%, 03/20/2049	1,088	1,142
		152,001
Total U.S. Government & Agency Obligations (cost $67,116,357)		61,202,482
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional(State/Province) — 0.0%
Province of Manitoba, Canada
2.60%, 04/16/2024	86,000	85,257
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	25,724
Province of Ontario, Canada
2.20%, 10/03/2022	75,000	74,950
		185,931

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign — 0.1%
Republic of Panama
3.30%, 01/19/2033	$ 350,000	$ 303,240
United Mexican States
2.66%, 05/24/2031	200,000	171,014
3.50%, 02/12/2034	230,000	199,375
		673,629
Total Foreign Government Obligations (cost $964,938)		859,560
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Revenue Bonds
2.57%, 04/01/2031	250,000	232,320
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	272,577
Central Texas Regional Mobility Authority Revenue Bonds
3.17%, 01/01/2041	200,000	162,098
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	105,000	79,023
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	50,000	62,744
City of Houston TX Airport System Revenue Revenue Bonds
2.39%, 07/01/2031	30,000	26,547
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	255,000	299,094
City of Los Angeles Wastewater System Revenue Bonds
5.81%, 06/01/2040	245,000	289,809
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	186,150
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	28,151
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	53,191
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	240,938
Dallas/Fort Worth International Airport Revenue Bonds
2.99%, 11/01/2038	60,000	53,095
3.09%, 11/01/2040	135,000	113,463
Denver Schools Certificate Participation
4.24%, 12/15/2037	25,000	24,832
Florida State Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	124,475
Security Description	Shares or Principal Amount	Value

Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	$ 80,000	$ 65,314
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds
3.06%, 07/01/2039	30,000	25,679
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	95,000	110,413
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	50,000	60,859
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	140,083
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	215,856
Metropolitan Transportation Authority Revenue Bonds
5.87%, 11/15/2039	10,000	10,983
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	58,769
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	40,000	34,522
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	47,000	56,929
New York State Dormitory Authority Revenue Bonds
4.85%, 07/01/2048	100,000	99,289
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	184,738
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	57,228
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	175,000	142,128
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	5,000	4,719
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	67,887
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	113,706

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	$ 115,000	$ 100,437
University of California Revenue Bonds
5.77%, 05/15/2043	20,000	22,822
Utah Transit Authority Revenue Bonds
3.44%, 12/15/2042	130,000	111,404
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	26,461
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	89,697
Total Municipal Securities (cost $4,708,282)		4,048,430
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Exchange Traded call option on 10 Year U.S. Treasury Note Futures (Expiration Date: 08/26/2022; Strike Price: $122.25) (cost $580)	1	578
Total Long-Term Investment Securities (cost $592,241,732)		588,912,569
SHORT-TERM INVESTMENTS — 3.4%
Unaffiliated Investment Companies — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(5)	20,832,943	20,832,943
T. Rowe Price Treasury Reserve Fund 0.14%(5)	103	103
Total Short-Term Investments (cost $20,833,046)		20,833,046
TOTAL INVESTMENTS (cost $613,074,778)(6)	99.8%	609,745,615
Other assets less liabilities	0.2	976,290
NET ASSETS	100.0%	$610,721,905
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Asset Allocation Growth Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $15,159,082 representing 2.5% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	06/07/2018	2,514	$9,582	$ 4,953	$ 1.97	0.00%
Canva, Inc.
	04/11/2021	22	37,505
	08/16/2021	11	18,746
	12/17/2021	9	15,337
		42	71,588	40,108	954.95	0.00
Gusto, Inc.	10/04/2021	775	22,311	22,283	28.75	0.01
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	1,910	955.00	0.00
Databricks, Inc. Series G	02/01/2021	100	17,737	16,588	165.88	0.00
Databricks, Inc. Series H	08/31/2021	286	63,049	47,442	165.88	0.01
Gusto, Inc. Series E	07/13/2021	1,028	31,246	31,246	30.39	0.01
				$164,530		0.03%
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The rate shown is the 7-day yield as of July 31, 2022.
(6)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CDI—Chess Depositary Interest
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North America Investment Grade Index	0.006711%	2,000,000	USD	2,000,000	1.000%	Quarterly	Jun 2027	$26,342	$(8,674)	$17,668
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	U.S. Treasury Long Bonds	September 2022	$ 556,637	$ 576,000	$19,363
65	Long	U.S. Treasury 5 Year Notes	September 2022	7,326,994	7,392,226	65,232
2	Long	U.S. Treasury 10 Year Notes	September 2022	238,409	242,281	3,872
2	Long	U.S. Treasury Ultra Bonds	September 2022	310,118	316,625	6,507
1	Short	U.S. Treasury 2 Year Notes	September 2022	210,655	210,461	194
						$95,168
						Unrealized (Depreciation)
6	Short	U.S. Treasury Ultra 10 Year Notes	September 2022	$763,817	$787,500	$(23,683)
Net Unrealized Appreciation (Depreciation)						$ 71,485
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$ 139,950	$ 841,522	$ —	$ 981,472
Aerospace/Defense	4,263,250	487,919	—	4,751,169
Apparel	1,757,065	918,226	—	2,675,291
Auto Manufacturers	7,299,463	2,051,048	—	9,350,511
Auto Parts & Equipment	1,414,841	1,181,412	—	2,596,253
Banks	19,232,922	7,112,454	—	26,345,376
Beverages	7,286,099	1,650,237	—	8,936,336
Biotechnology	3,805,715	289,839	0	4,095,554
Chemicals	8,262,752	3,127,728	—	11,390,480
Commercial Services	6,874,858	3,208,482	—	10,083,340
Computer Graphics	—	—	40,108	40,108
Computers	22,114,614	1,449,800	—	23,564,414
Cosmetics/Personal Care	2,457,709	2,977,030	—	5,434,739
Distribution/Wholesale	300,126	1,345,571	—	1,645,697
Diversified Financial Services	13,827,088	949,085	4,953	14,781,126
Electric	16,443,718	2,008,097	—	18,451,815
Electrical Components & Equipment	631,232	1,962,956	—	2,594,188
Electronics	7,887,378	649,690	—	8,537,068
Food	2,970,568	5,690,706	—	8,661,274
Food Service	73,146	943,836	—	1,016,982
Forest Products & Paper	164,774	540,492	—	705,266
Gas	1,127,626	187,802	—	1,315,428
Healthcare-Products	17,561,042	2,457,819	—	20,018,861
Healthcare-Services	15,845,447	695,458	—	16,540,905
Home Builders	401,672	430,840	—	832,512
Home Furnishings	54,974	1,286,280	—	1,341,254
Insurance	18,474,342	7,273,221	—	25,747,563
Internet	33,033,775	1,837,127	—	34,870,902
Investment Companies	—	633,067	—	633,067
Machinery-Construction & Mining	362,937	774,523	—	1,137,460
Machinery-Diversified	2,700,558	1,167,854	—	3,868,412
Mining	52,866	3,136,389	—	3,189,255
Miscellaneous Manufacturing	6,194,298	2,841,911	—	9,036,209
Oil & Gas	6,687,087	6,263,291	—	12,950,378
Packaging & Containers	2,246,953	372,814	—	2,619,767
Pharmaceuticals	28,576,751	7,834,183	—	36,410,934
Private Equity	944,833	172,279	—	1,117,112
Real Estate	166,837	872,609	—	1,039,446
REITS	10,777,650	785,373	—	11,563,023
Retail	22,260,115	2,243,971	—	24,504,086
Semiconductors	18,916,366	5,831,561	—	24,747,927
Software	42,209,283	724,167	22,283	42,955,733
Telecommunications	4,258,969	3,301,310	—	7,560,279
Transportation	7,095,498	363,673	—	7,459,171
Other Industries	20,545,404	—	—	20,545,404
Convertible Preferred Stocks:
Electric	91,849	—	—	91,849
Other Industries	—	—	97,186	97,186
Corporate Bonds & Notes	—	37,195,326	—	37,195,326
Asset Backed Securities	—	2,764,150	—	2,764,150
Collateralized Mortgage Obligations	—	4,009,461	—	4,009,461
U.S. Government & Agency Obligations	—	61,202,482	—	61,202,482
Foreign Government Obligations	—	859,560	—	859,560
Municipal Securities	—	4,048,430	—	4,048,430
Purchased Options	—	578	—	578
Short-Term Investments	20,833,046	—	—	20,833,046
Total Investments at Value	$408,627,446	$200,953,639	$164,530	$609,745,615

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Other Financial Instruments:†
Futures Contracts	$ 95,168	$ —	$ —	$ 95,168
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 8,674	$ —	$ 8,674
Futures Contracts	23,683	—	—	23,683
Total Other Financial Instruments	$ 23,683	$ 8,674	$ —	$ 32,357
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	14.4%
Short-Term Investments	13.2
Internet	5.4
Software	5.0
Pharmaceuticals	4.9
Banks	4.9
Insurance	3.9
Semiconductors	3.4
Retail	3.0
Electric	2.9
Computers	2.8
Oil & Gas	2.6
Healthcare-Services	2.5
REITS	2.5
Healthcare-Products	2.3
Diversified Financial Services	2.1
Telecommunications	1.9
Auto Manufacturers	1.7
Chemicals	1.6
Collateralized Mortgage Obligations	1.6
Commercial Services	1.4
Food	1.2
Mining	1.1
Miscellaneous Manufacturing	1.0
Beverages	1.0
Cosmetics/Personal Care	0.9
Media	0.8
Municipal Securities	0.7
Transportation	0.7
Aerospace/Defense	0.6
Electronics	0.6
Pipelines	0.5
Other Asset Backed Securities	0.5
Auto Parts & Equipment	0.5
Machinery-Diversified	0.5
Agriculture	0.4
Electrical Components & Equipment	0.4
Biotechnology	0.4
Lodging	0.4
Apparel	0.3
Packaging & Containers	0.3
Machinery-Construction & Mining	0.3
Distribution/Wholesale	0.3
Iron/Steel	0.3
Purchased Options	0.2
Home Furnishings	0.2
Advertising	0.2
Foreign Government Obligations	0.2
Real Estate	0.2
Airlines	0.2
Auto Loan Receivables	0.2
Environmental Control	0.2
Food Service	0.2
Oil & Gas Services	0.2
Gas	0.2
Forest Products & Paper	0.1
Leisure Time	0.1
Investment Companies	0.1
Home Builders	0.1
Engineering & Construction	0.1
Trucking&Leasing	0.1
Toys/Games/Hobbies	0.1

Building Materials	0.1%
Household Products/Wares	0.1
100.8%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 57.8%
Advertising — 0.1%
Stroeer SE & Co. KGaA	11,126	$ 486,584
WPP PLC	155,671	1,679,478
		2,166,062
Aerospace/Defense — 0.5%
Boeing Co.†	5,119	815,508
L3Harris Technologies, Inc.	14,142	3,393,656
Northrop Grumman Corp.	2,667	1,277,226
Raytheon Technologies Corp.	699	65,154
Safran SA	11,588	1,276,875
Teledyne Technologies, Inc.†	1,686	659,900
TransDigm Group, Inc.†	195	121,356
		7,609,675
Agriculture — 0.4%
Altria Group, Inc.	8,911	390,836
Darling Ingredients, Inc.†	4,834	334,900
Philip Morris International, Inc.	56,852	5,523,172
		6,248,908
Airlines — 0.0%
Southwest Airlines Co.†	12,437	474,098
United Airlines Holdings, Inc.†	4,278	157,217
		631,315
Apparel — 0.3%
Dr. Martens PLC	177,976	564,883
Kering SA	2,128	1,220,980
NIKE, Inc., Class B	21,888	2,515,369
Samsonite International SA*†	282,600	594,267
		4,895,499
Auto Manufacturers — 1.4%
Cummins, Inc.	3,924	868,420
Honda Motor Co., Ltd.	22,700	581,350
PACCAR, Inc.	8,282	757,969
Rivian Automotive, Inc., Class A†	3,196	109,623
Suzuki Motor Corp.	29,100	950,985
Tesla, Inc.†	16,374	14,596,602
Toyota Motor Corp.	237,800	3,849,288
		21,714,237
Auto Parts & Equipment — 0.4%
Aptiv PLC†	609	63,878
Autoliv, Inc. SDR	13,389	1,157,405
Denso Corp.	19,000	1,040,760
Magna International, Inc.	36,571	2,335,424
Stanley Electric Co., Ltd.	34,900	614,101
Sumitomo Rubber Industries, Ltd.	38,400	346,179
		5,557,747
Banks — 3.1%
Australia & New Zealand Banking Group, Ltd.	66,536	1,069,436
Australia & New Zealand Banking Group, Ltd.†	4,436	70,977
Bank of America Corp.	139,263	4,708,482
Bank of New York Mellon Corp.	4,949	215,084
BNP Paribas SA	26,004	1,232,596
Citigroup, Inc.	19,937	1,034,730
Citizens Financial Group, Inc.	2,569	97,545
DBS Group Holdings, Ltd.	47,700	1,089,500
DNB Bank ASA	141,006	2,770,149
Security Description	Shares or Principal Amount	Value

Banks (continued)
Erste Group Bank AG	20,369	$ 515,784
Fifth Third Bancorp	16,782	572,602
Goldman Sachs Group, Inc.	9,766	3,255,887
Huntington Bancshares, Inc.	55,435	736,731
ING Groep NV	244,305	2,374,257
Intesa Sanpaolo SpA	373,498	666,567
JPMorgan Chase & Co.	61,549	7,100,293
Lloyds Banking Group PLC	2,395,208	1,328,401
Macquarie Group, Ltd.	11,029	1,398,146
Mitsubishi UFJ Financial Group, Inc.	222,800	1,255,839
Morgan Stanley	4,001	337,284
National Bank of Canada	37,287	2,616,248
PNC Financial Services Group, Inc.	1,358	225,347
Signature Bank	1,964	364,460
Standard Chartered PLC	101,846	702,749
State Street Corp.	4,703	334,101
Sumitomo Mitsui Trust Holdings, Inc.	27,000	885,060
SVB Financial Group†	737	297,416
Svenska Handelsbanken AB, Class A	159,963	1,443,228
United Overseas Bank, Ltd.	99,400	1,987,490
Wells Fargo & Co.	142,135	6,235,462
		46,921,851
Beverages — 0.9%
Coca-Cola Co.	38,237	2,453,668
Constellation Brands, Inc., Class A	3,551	874,647
Diageo PLC	49,539	2,354,612
Keurig Dr Pepper, Inc.	80,806	3,130,424
Kirin Holdings Co., Ltd.	56,500	927,167
Monster Beverage Corp.†	20,730	2,065,123
PepsiCo, Inc.	7,864	1,375,885
		13,181,526
Biotechnology — 0.3%
Amgen, Inc.	2,699	667,921
Biogen, Inc.†	1,432	307,966
Corteva, Inc.	5,480	315,374
Genmab A/S†	2,099	747,387
Illumina, Inc.†	485	105,090
Moderna, Inc.†	3,458	567,423
Regeneron Pharmaceuticals, Inc.†	2,052	1,193,628
Vertex Pharmaceuticals, Inc.†	1,999	560,540
		4,465,329
Building Materials — 0.1%
Katitas Co., Ltd.	2,400	60,488
Martin Marietta Materials, Inc.	473	166,534
ROCKWOOL International A/S, Class B	262	64,835
Sika AG	266	65,830
Vulcan Materials Co.	2,885	476,977
		834,664
Chemicals — 1.4%
Air Liquide SA	13,244	1,825,306
Air Products and Chemicals, Inc.	3,149	781,676
Akzo Nobel NV	21,272	1,434,618
Albemarle Corp.	712	173,949
Asahi Kasei Corp.	137,300	1,104,418
BASF SE	22,974	1,019,467
CF Industries Holdings, Inc.	2,998	286,279
Covestro AG*	22,424	761,788

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Element Solutions, Inc.	4,120	$ 81,411
FMC Corp.	3,154	350,409
International Flavors & Fragrances, Inc.	13,120	1,627,536
Johnson Matthey PLC	51,445	1,344,466
Koninklijke DSM NV	270	43,268
Linde PLC	9,098	2,747,596
Nutrien, Ltd.	28,068	2,404,305
PPG Industries, Inc.	693	89,598
RPM International, Inc.	5,963	539,055
Sherwin-Williams Co.	12,240	2,961,346
Shin-Etsu Chemical Co., Ltd.	400	51,298
Sociedad Quimica y Minera de Chile SA ADR	3,188	313,604
Tosoh Corp.	12,200	158,507
Umicore SA	24,166	875,235
		20,975,135
Commercial Services — 1.1%
Adyen NV*†	519	936,180
Affirm Holdings, Inc.†	6,426	172,474
Amadeus IT Group SA†	15,360	896,246
Ashtead Group PLC	33,047	1,863,384
Block, Inc., Class A†	8,419	640,349
Bright Horizons Family Solutions, Inc.†	2,842	266,210
Cintas Corp.	648	275,718
Element Fleet Management Corp.	164,951	1,893,546
FleetCor Technologies, Inc.†	4,880	1,074,039
Global Payments, Inc.	7,326	896,116
Gusto, Inc.†(1)(2)	2,300	66,130
PayPal Holdings, Inc.†	7,396	639,976
Quanta Services, Inc.	693	96,140
Recruit Holdings Co., Ltd.	45,900	1,723,965
S&P Global, Inc.	3,119	1,175,645
TechnoPro Holdings, Inc.	55,700	1,297,496
TransUnion	4,689	371,509
United Rentals, Inc.†	1,530	493,685
Worley, Ltd.	156,152	1,571,962
		16,350,770
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	120	114,594
Computers — 2.8%
Accenture PLC, Class A	8,651	2,649,455
Apple, Inc.	206,145	33,500,624
Cognizant Technology Solutions Corp., Class A	2,519	171,191
Crowdstrike Holdings, Inc., Class A†	1,166	214,078
Fortinet, Inc.†	21,066	1,256,587
NTT Data Corp.	166,100	2,514,634
Pure Storage, Inc., Class A†	11,085	314,260
Teleperformance	3,935	1,317,045
		41,937,874
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	1,576	124,094
Estee Lauder Cos., Inc., Class A	2,267	619,118
Haleon PLC ADR†	48,043	337,742
L'Oreal SA	6,682	2,523,924
Pola Orbis Holdings, Inc.	14,000	171,719
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Procter & Gamble Co.	29,514	$ 4,099,790
Unilever PLC	101,755	4,956,407
		12,832,794
Distribution/Wholesale — 0.3%
Bunzl PLC	26,971	1,011,815
Mitsubishi Corp.	43,100	1,283,346
Sumitomo Corp.	94,000	1,319,667
Toromont Industries, Ltd.	3,522	296,628
		3,911,456
Diversified Financial Services — 1.6%
ANT International Co., Ltd. Class C†(1)(2)	84,481	166,428
Apollo Global Management, Inc.	17,952	1,025,059
Blue Owl Capital, Inc.	7,855	89,626
Charles Schwab Corp.	45,409	3,135,491
Close Brothers Group PLC	28,488	385,514
CME Group, Inc.	3,380	674,242
Housing Development Finance Corp., Ltd.	43,513	1,316,657
Intercontinental Exchange, Inc.	6,556	668,646
Invesco, Ltd.	5,823	103,300
Julius Baer Group, Ltd.	28,767	1,491,749
Mastercard, Inc., Class A	18,179	6,431,548
Mitsubishi HC Capital, Inc.	121,100	585,861
Visa, Inc., Class A	39,292	8,334,226
XP, Inc., Class A†	31,943	673,997
		25,082,344
Electric — 2.2%
Ameren Corp.	14,194	1,321,745
American Electric Power Co., Inc.	19,943	1,965,582
CMS Energy Corp.	5,150	353,959
Dominion Energy, Inc.	66,992	5,492,004
DTE Energy Co.	4,592	598,338
Duke Energy Corp.	18,458	2,029,088
Electric Power Development Co., Ltd.	45,800	770,289
Enel SpA	13,014	65,759
Engie SA	203,383	2,518,880
Exelon Corp.	9,516	442,399
Iberdrola SA	3,800	40,486
National Grid PLC	141,923	1,959,170
NextEra Energy, Inc.	20,300	1,715,147
PG&E Corp.†	36,287	394,077
Sempra Energy	27,957	4,635,271
Southern Co.	98,910	7,605,190
WEC Energy Group, Inc.	6,587	683,796
Xcel Energy, Inc.	20,129	1,473,040
		34,064,220
Electrical Components & Equipment — 0.4%
ABB, Ltd.	76,733	2,334,819
Generac Holdings, Inc.†	1,644	441,085
Legrand SA	15,867	1,303,081
Prysmian SpA	49,630	1,580,978
Schneider Electric SE	711	98,618
		5,758,581
Electronics — 0.6%
Agilent Technologies, Inc.	3,634	487,320
Amphenol Corp., Class A	163	12,572

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Fortive Corp.	4,634	$ 298,661
Honeywell International, Inc.	20,435	3,932,920
Hubbell, Inc.	8,826	1,933,071
Murata Manufacturing Co., Ltd.	29,600	1,732,506
TE Connectivity, Ltd.	8,410	1,124,669
		9,521,719
Energy-Alternate Sources — 0.0%
Shoals Technologies Group, Inc., Class A†	5,954	140,693
Engineering & Construction — 0.0%
Cellnex Telecom SA*	2,199	98,427
Environmental Control — 0.2%
Republic Services, Inc.	12,072	1,673,903
Waste Connections, Inc.	4,354	580,693
		2,254,596
Food — 1.1%
Bakkafrost P/F	1,756	122,297
Barry Callebaut AG	520	1,153,148
Conagra Brands, Inc.	5,913	202,284
Mondelez International, Inc., Class A	36,538	2,339,893
Nestle SA	70,786	8,694,024
Seven & i Holdings Co., Ltd.	53,100	2,169,250
Wilmar International, Ltd.	603,400	1,758,932
		16,439,828
Food Service — 0.2%
Compass Group PLC	106,117	2,490,663
Forest Products & Paper — 0.1%
International Paper Co.	7,136	305,206
Mondi PLC	4,360	82,925
Stora Enso Oyj, Class R	92,406	1,426,992
Svenska Cellulosa AB SCA, Class B	5,447	79,750
UPM-Kymmene Oyj	3,943	124,803
West Fraser Timber Co., Ltd. (NASDAQ)	970	90,831
West Fraser Timber Co., Ltd. (TSX)	540	50,557
		2,161,064
Gas — 0.1%
Beijing Enterprises Holdings, Ltd.	143,500	460,676
NiSource, Inc.	22,606	687,222
		1,147,898
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	2,413	234,857
Healthcare-Products — 2.1%
Abbott Laboratories	23,012	2,504,626
Alcon, Inc.	9,732	765,281
Align Technology, Inc.†	935	262,707
Cooper Cos., Inc.	543	177,561
Danaher Corp.	24,560	7,158,503
Elekta AB, Series B	127,411	921,870
EssilorLuxottica SA	9,379	1,471,446
Intuitive Surgical, Inc.†	16,270	3,744,866
Koninklijke Philips NV	69,976	1,451,660
Medtronic PLC	4,171	385,901
PerkinElmer, Inc.	8,129	1,245,119
Siemens Healthineers AG*	35,168	1,799,448
STERIS PLC	2,131	480,860
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Stryker Corp.	10,123	$ 2,173,914
Teleflex, Inc.	2,130	512,180
Thermo Fisher Scientific, Inc.	9,570	5,726,784
West Pharmaceutical Services, Inc.	470	161,473
Zimmer Biomet Holdings, Inc.	2,734	301,806
		31,246,005
Healthcare-Services — 2.0%
Centene Corp.†	41,352	3,844,495
Elevance Health, Inc.	15,298	7,298,676
Evotec SE†	25,717	665,214
Fresenius SE & Co. KGaA	45,195	1,154,289
HCA Healthcare, Inc.	4,021	854,141
Humana, Inc.	4,562	2,198,884
Laboratory Corp. of America Holdings	1,961	514,155
Molina Healthcare, Inc.†	1,352	443,077
UnitedHealth Group, Inc.	25,355	13,751,031
		30,723,962
Home Builders — 0.1%
NVR, Inc.†	70	307,517
Persimmon PLC	51,619	1,187,502
		1,495,019
Home Furnishings — 0.2%
Panasonic Holdings Corp.	152,100	1,257,330
Sony Group Corp.	24,600	2,105,757
		3,363,087
Household Products/Wares — 0.1%
Avery Dennison Corp.	2,569	489,292
Kimberly-Clark Corp.	1,981	261,076
		750,368
Insurance — 3.1%
AIA Group, Ltd.	76,400	771,090
Assurant, Inc.	2,792	490,778
AXA SA	140,348	3,240,008
Berkshire Hathaway, Inc., Class B†	8,904	2,676,542
Challenger, Ltd.	123,091	604,099
Chubb, Ltd.	42,697	8,054,362
Definity Financial Corp.	13,695	394,632
Direct Line Insurance Group PLC	254,961	640,760
Equitable Holdings, Inc.	21,153	601,380
Hartford Financial Services Group, Inc.	26,498	1,708,326
Manulife Financial Corp.	72,997	1,336,183
Marsh & McLennan Cos., Inc.	7,731	1,267,575
MetLife, Inc.	30,164	1,907,873
Muenchener Rueckversicherungs-Gesellschaft AG	14,159	3,201,845
PICC Property & Casualty Co., Ltd.	1,232,000	1,269,251
Ping An Insurance Group Co. of China, Ltd.	93,000	549,455
Progressive Corp.	23,942	2,754,766
RenaissanceRe Holdings, Ltd.	4,433	573,231
Sampo Oyj, Class A	53,269	2,299,031
Storebrand ASA	191,318	1,597,723
Sun Life Financial, Inc.	55,022	2,554,846
Tokio Marine Holdings, Inc.	41,600	2,427,215
Travelers Cos., Inc.	19,174	3,042,914

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Voya Financial, Inc.	5,376	$ 323,420
Zurich Insurance Group AG	5,787	2,526,094
		46,813,399
Internet — 5.2%
Alibaba Group Holding, Ltd. ADR†	3,131	279,818
Alphabet, Inc., Class A†	45,920	5,341,414
Alphabet, Inc., Class C†	236,230	27,553,867
Amazon.com, Inc.†	203,318	27,437,764
ASOS PLC†	37,359	476,372
Booking Holdings, Inc.†	804	1,556,295
CyberAgent, Inc.	121,300	1,211,730
DoorDash, Inc., Class A†	10,495	732,026
Meta Platforms, Inc., Class A†	47,868	7,615,799
NAVER Corp.	4,900	982,436
Netflix, Inc.†	6,279	1,412,147
Opendoor Technologies, Inc.†	42,713	209,721
Sea, Ltd. ADR†	18,931	1,444,814
Shopify, Inc., Class A†	17,930	624,502
Snap, Inc., Class A†	11,187	110,528
Spotify Technology SA†	3,090	349,232
Tencent Holdings, Ltd.	30,300	1,191,935
THG PLC†	49,739	41,510
VeriSign, Inc.†	1,619	306,250
Z Holdings Corp.	249,800	887,226
		79,765,386
Investment Companies — 0.1%
Melrose Industries PLC	827,465	1,630,654
Iron/Steel — 0.2%
BlueScope Steel, Ltd.	13,415	156,128
Nippon Steel Corp.	17,000	252,726
Nucor Corp.	3,849	522,694
POSCO Holdings, Inc.	267	50,008
Reliance Steel & Aluminum Co.	3,444	655,221
Steel Dynamics, Inc.	5,758	448,433
Vale SA	13,960	188,190
		2,273,400
Leisure Time — 0.0%
Peloton Interactive, Inc., Class A†	7,187	68,205
Lodging — 0.3%
H World Group, Ltd.	9,500	37,130
Hilton Worldwide Holdings, Inc.	11,406	1,460,767
InterContinental Hotels Group PLC	2,033	120,811
Kyoritsu Maintenance Co., Ltd.	2,600	100,058
Las Vegas Sands Corp.†	6,778	255,463
Marriott International, Inc., Class A	9,159	1,454,632
MGM Resorts International	7,319	239,551
Wynn Resorts, Ltd.†	2,090	132,673
		3,801,085
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	2,475	490,669
Epiroc AB, Class A	15,063	267,960
Epiroc AB, Class B	6,576	104,401
Metso Outotec Oyj	35,212	290,458
Mitsubishi Electric Corp.	192,200	2,039,223
Sandvik AB	19,940	367,147
Weir Group PLC	19,634	401,381
		3,961,239
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.4%
AGCO Corp.	537	$ 58,490
Alamo Group, Inc.	309	39,988
Cactus, Inc., Class A	2,096	87,173
Deere & Co.	610	209,340
Ingersoll Rand, Inc.	28,067	1,397,736
KION Group AG	23,719	1,075,380
Omron Corp.	12,300	688,527
Otis Worldwide Corp.	4,281	334,646
Rockwell Automation, Inc.	1,408	359,434
SMC Corp.	1,400	692,861
THK Co., Ltd.	29,700	630,250
		5,573,825
Media — 0.3%
Charter Communications, Inc., Class A†	394	170,247
Comcast Corp., Class A	16,642	624,408
Walt Disney Co.†	40,485	4,295,459
		5,090,114
Metal Fabricate/Hardware — 0.0%
Tenaris SA ADR	2,452	68,803
Mining — 1.0%
Alrosa PJSC†(1)(2)	121,860	0
Antofagasta PLC	89,098	1,261,970
BHP Group, Ltd. (ASX)	84,867	2,334,179
BHP Group, Ltd. (LSE)	82,020	2,257,659
Boliden AB	18,401	612,480
Central Asia Metals PLC	44,659	135,680
ERO Copper Corp.†	3,966	39,240
Franco-Nevada Corp.	2,338	299,373
Grupo Mexico SAB de CV, Class B	64,630	256,136
IGO, Ltd.	390,172	3,027,091
Impala Platinum Holdings, Ltd.	2,345	26,142
K92 Mining, Inc.†	70,438	439,498
Karora Resources, Inc.†	54,994	143,868
MMC Norilsk Nickel PJSC†(1)(2)	470	0
NAC Kazatomprom JSC GDR	5,303	158,944
Newmont Corp.	881	39,892
Norsk Hydro ASA	22,029	148,802
Northern Star Resources, Ltd.	61,744	342,829
OZ Minerals, Ltd.	6,528	86,384
Perseus Mining, Ltd.	222,230	265,785
Polyus PJSC†(1)(2)	428	0
Rhyolite Resources, Ltd.†	45,015	9,491
Rio Tinto PLC	7,583	456,411
Rio Tinto, Ltd.	12,059	826,476
Royal Gold, Inc.	649	67,996
Sibanye Stillwater, Ltd.	30,757	75,719
South32, Ltd.	447,509	1,194,944
Southern Copper Corp.	3,646	181,571
Tietto Minerals, Ltd.†	314,058	105,955
Victoria Gold Corp.†	21,014	167,219
Wesdome Gold Mines, Ltd.†	59,328	477,200
Wheaton Precious Metals Corp.	3,220	110,489
		15,549,423
Miscellaneous Manufacturing — 1.0%
Alfa Laval AB	2,732	82,110
ALS, Ltd.	35,987	294,351
Eaton Corp. PLC	16,186	2,401,840
General Electric Co.	57,327	4,237,039

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Illinois Tool Works, Inc.	2,039	$ 423,623
Knorr-Bremse AG	8,126	483,022
Largan Precision Co., Ltd.	7,000	491,920
Siemens AG	57,150	6,345,435
Textron, Inc.	6,035	396,137
Trane Technologies PLC	4,904	720,839
		15,876,316
Oil & Gas — 1.9%
Aker BP ASA	2,611	90,305
Aker BP ASA SDR†	3,136	108,339
Canadian Natural Resources, Ltd.	2,025	111,817
Chevron Corp.	10,997	1,801,089
ConocoPhillips	21,474	2,092,212
DCC PLC	15,798	1,031,835
Devon Energy Corp.	5,506	346,052
EOG Resources, Inc.	9,384	1,043,688
Equinor ASA	124,341	4,782,138
Exxon Mobil Corp.	34,786	3,371,807
Galp Energia SGPS SA	14,722	155,517
Hess Corp.	6,029	678,082
Magnolia Oil & Gas Corp., Class A	5,383	129,892
Marathon Petroleum Corp.	5,388	493,864
Pioneer Natural Resources Co.	2,908	689,051
Shell PLC	5,855	156,444
Shell PLC ADR	30,155	1,609,674
TotalEnergies SE	171,043	8,725,002
TotalEnergies SE ADR	25,540	1,304,072
Venture Global LNG, Inc. Series C†(1)(2)	3	17,850
Woodside Energy Group, Ltd. †	11,977	271,292
		29,010,022
Oil & Gas Services — 0.1%
Baker Hughes Co.	3,700	95,053
ChampionX Corp.	3,380	70,608
Halliburton Co.	25,116	735,899
Liberty Energy, Inc.†	3,445	48,919
TechnipFMC PLC†	8,501	68,773
TGS ASA	3,315	49,212
		1,068,464
Packaging & Containers — 0.2%
Amcor PLC CDI	77,495	1,004,597
Ardagh Metal Packaging SA	2,171	14,676
Ball Corp.	9,538	700,280
Crown Holdings, Inc.	814	82,767
Mayr-Melnhof Karton AG	301	48,050
Packaging Corp. of America	5,637	792,619
Sealed Air Corp.	6,701	409,565
Verallia SA*	3,319	84,923
WestRock Co.	4,164	176,387
		3,313,864
Pharmaceuticals — 4.4%
AbbVie, Inc.	35,689	5,121,728
Astellas Pharma, Inc.	197,400	3,095,661
AstraZeneca PLC ADR	142,563	9,441,947
Bayer AG	40,230	2,344,476
Becton Dickinson & Co.	32,723	7,994,556
Bristol-Myers Squibb Co.	19,079	1,407,649
Cigna Corp.	4,567	1,257,569
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
CVS Health Corp.	5,407	$ 517,342
DexCom, Inc.†	5,223	428,704
Elanco Animal Health, Inc.†	31,686	641,958
Eli Lilly & Co.	17,681	5,829,249
GSK PLC ADR	38,434	1,620,762
Ipsen SA	5,237	529,622
Johnson & Johnson	36,108	6,301,568
McKesson Corp.	445	152,003
Merck & Co., Inc.	9,002	804,239
Novartis AG	47,297	4,064,965
Otsuka Holdings Co., Ltd.	36,000	1,285,750
Pfizer, Inc.	21,996	1,111,018
Roche Holding AG	14,938	4,960,622
Sanofi	44,717	4,449,466
Sanofi ADR	32,365	1,608,541
Viatris, Inc.	28,325	274,469
Zoetis, Inc.	13,214	2,412,216
		67,656,080
Pipelines — 0.1%
Equitrans Midstream Corp.	10,001	78,508
TC Energy Corp.	15,482	825,500
Williams Cos., Inc.	21,841	744,560
		1,648,568
Private Equity — 0.0%
Ares Management Corp., Class A	1,431	102,531
Bridgepoint Group PLC*	159,325	497,027
KKR & Co., Inc.	2,364	131,107
		730,665
Real Estate — 0.2%
China Resources Mixc Lifestyle Services, Ltd.*	9,400	40,028
Fabege AB	9,623	98,793
Hongkong Land Holdings, Ltd.	31,400	163,427
Howard Hughes Corp.†	948	67,204
Kojamo Oyj	6,834	122,000
Mitsui Fudosan Co., Ltd.	114,500	2,561,891
Shurgard Self Storage SA	1,662	85,553
Sun Hung Kai Properties, Ltd.	10,000	119,741
Tokyo Tatemono Co., Ltd.	6,200	91,312
Vonovia SE	1,141	37,874
		3,387,823
REITS — 1.8%
Acadia Realty Trust	12,912	221,183
Alexandria Real Estate Equities, Inc.	4,211	698,100
American Homes 4 Rent, Class A	12,498	473,424
American Tower Corp.	4,964	1,344,400
Apartment Income REIT Corp.	2,670	121,058
Apple Hospitality REIT, Inc.	18,299	305,227
AvalonBay Communities, Inc.	6,302	1,348,250
Big Yellow Group PLC	3,290	57,260
Camden Property Trust	4,381	618,159
Canadian Apartment Properties REIT	1,792	67,885
CapitaLand Integrated Commercial Trust†	59,800	94,394
Crown Castle, Inc.	1,936	349,758
CubeSmart	11,712	537,229
Daiwa Office Investment Corp.	19	96,230
Derwent London PLC	3,518	123,125

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Digital Core REIT Management Pte, Ltd.	143,600	$ 125,270
Douglas Emmett, Inc.	8,373	197,938
EastGroup Properties, Inc.	1,400	238,756
Equinix, Inc.	2,327	1,637,603
Equity LifeStyle Properties, Inc.	11,068	813,719
Equity Residential	13,202	1,034,905
Essex Property Trust, Inc.	2,670	765,035
Extra Space Storage, Inc.	1,780	337,346
Federal Realty OP LP	789	83,326
Gecina SA	399	41,059
Goodman Group	11,626	168,931
Great Portland Estates PLC	143,745	1,087,094
Host Hotels & Resorts, Inc.	78,878	1,404,817
Industrial & Infrastructure Fund Investment Corp.	94	130,700
Kilroy Realty Corp.	3,310	179,336
Kimco Realty Corp.	2,635	58,260
Lendlease Global Commercial REIT	107,900	65,369
Mitsui Fudosan Logistics Park, Inc.	21	82,485
Pebblebrook Hotel Trust	11,314	221,302
Prologis, Inc.	30,182	4,000,926
Public Storage	3,953	1,290,299
Rayonier, Inc.	4,613	174,141
Regency Centers Corp.	5,736	369,570
Rexford Industrial Realty, Inc.	9,635	630,225
SBA Communications Corp.	5,207	1,748,459
Scentre Group	599,381	1,219,462
Simon Property Group, Inc.	6,601	717,133
SL Green Realty Corp.	2,404	119,359
Summit Industrial Income REIT	14,107	205,235
Sun Communities, Inc.	274	44,925
Terreno Realty Corp.	5,834	365,500
UNITE Group PLC	5,410	76,974
Ventas, Inc.	4,655	250,346
Warehouses De Pauw CVA	3,304	112,192
Welltower, Inc.	14,494	1,251,412
		27,705,091
Retail — 2.4%
AutoZone, Inc.†	221	472,363
Burlington Stores, Inc.†	1,600	225,808
Carvana Co.†	15,025	437,979
Chipotle Mexican Grill, Inc.†	1,559	2,438,619
Costco Wholesale Corp.	2,879	1,558,403
Dollar General Corp.	16,928	4,205,423
Dollar Tree, Inc.†	2,290	378,674
Home Depot, Inc.	7,159	2,154,430
Kingfisher PLC	587,650	1,862,069
Lowe's Cos., Inc.	3,695	707,703
Lululemon Athletica, Inc.†	3,733	1,159,134
McDonald's Corp.	12,414	3,269,475
Moncler SpA	25,178	1,263,638
Next PLC	17,141	1,428,273
O'Reilly Automotive, Inc.†	986	693,740
Ross Stores, Inc.	25,509	2,072,861
Starbucks Corp.	10,232	867,469
TJX Cos., Inc.	28,140	1,721,042
Ulta Beauty, Inc.†	633	246,180
Walmart, Inc.	46,943	6,198,823
Welcia Holdings Co., Ltd.	23,500	525,225
Security Description	Shares or Principal Amount	Value

Retail (continued)
Yum! Brands, Inc.	20,293	$ 2,486,704
Zalando SE*†	26,514	740,555
		37,114,590
Semiconductors — 3.3%
Advanced Micro Devices, Inc.†	45,668	4,314,256
Analog Devices, Inc.	10,795	1,856,308
ASML Holding NV (NASDAQ)	3,142	1,804,891
ASML Holding NV (XAMS)	6,533	3,750,992
Broadcom, Inc.	9,109	4,877,687
Entegris, Inc.	579	63,632
Hamamatsu Photonics KK	25,500	1,157,892
KLA Corp.	8,219	3,152,315
Lam Research Corp.	2,253	1,127,649
Marvell Technology, Inc.	18,672	1,039,657
Monolithic Power Systems, Inc.	2,185	1,015,413
NVIDIA Corp.	46,448	8,436,350
NXP Semiconductors NV	13,675	2,514,559
QUALCOMM, Inc.	22,442	3,255,437
Renesas Electronics Corp.†	74,400	716,778
Samsung Electronics Co., Ltd.	63,845	3,027,785
Taiwan Semiconductor Manufacturing Co., Ltd.	307,000	5,257,521
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,505	575,562
Texas Instruments, Inc.	6,666	1,192,481
Tokyo Electron, Ltd.	4,300	1,490,854
		50,628,019
Software — 4.8%
Activision Blizzard, Inc.	4,847	387,518
Adobe, Inc.†	1,751	718,120
Atlassian Corp. PLC, Class A†	4,504	942,777
Bill.com Holdings, Inc.†	5,847	789,813
Black Knight, Inc.†	2,790	183,247
Cadence Design Systems, Inc.†	2,120	394,490
Confluent, Inc., Class A†	7,095	180,568
Datadog, Inc., Class A†	3,578	364,992
Descartes Systems Group, Inc.†	2,417	166,870
Fidelity National Information Services, Inc.	2,492	254,583
Fiserv, Inc.†	37,582	3,971,666
HashiCorp, Inc., Class A†	1,612	58,419
Intuit, Inc.	10,061	4,589,526
Microsoft Corp.	142,794	40,087,987
MongoDB, Inc.†	3,345	1,045,212
MSCI, Inc.	1,025	493,373
Paycom Software, Inc.†	503	166,236
ROBLOX Corp., Class A†	4,691	201,385
Roper Technologies, Inc.	4,298	1,876,808
Salesforce, Inc.†	23,296	4,286,930
SAP SE	20,566	1,906,210
ServiceNow, Inc.†	9,176	4,098,552
Snowflake, Inc., Class A†	2,179	326,654
Synopsys, Inc.†	9,915	3,643,762
Veeva Systems, Inc., Class A†	3,592	803,099
Workday, Inc., Class A†	2,041	316,559
Zoom Video Communications, Inc., Class A†	1,958	203,358
		72,458,714
Telecommunications — 1.2%
Cisco Systems, Inc.	21,992	997,777

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Corning, Inc.	28,063	$ 1,031,596
KT Corp.	31,155	905,227
Motorola Solutions, Inc.	6,292	1,501,208
Nippon Telegraph & Telephone Corp.	176,600	5,045,563
SoftBank Group Corp.	18,700	795,454
Telefonaktiebolaget LM Ericsson, Class B	277,509	2,103,945
T-Mobile US, Inc.†	19,482	2,787,095
Verizon Communications, Inc.	23,578	1,089,068
Vodafone Group PLC ADR	121,606	1,794,904
		18,051,837
Transportation — 0.6%
Canadian Pacific Railway, Ltd.	6,245	492,543
Central Japan Railway Co.	8,200	961,973
CSX Corp.	98,396	3,181,143
FedEx Corp.	2,013	469,210
JB Hunt Transport Services, Inc.	1,069	195,916
Norfolk Southern Corp.	5,559	1,396,254
Old Dominion Freight Line, Inc.	2,696	818,263
Saia, Inc.†	1,014	241,180
Union Pacific Corp.	4,133	939,431
United Parcel Service, Inc., Class B	3,429	668,278
		9,364,191
Total Common Stocks (cost $824,687,553)		879,932,544
PREFERRED STOCKS — 0.0%
Pipelines — 0.0%
Crestwood Equity Partners LP 9.25%†	41,740	388,182
Diversified Financial Services — 0.0%
Ladenburg Thalmann Financial Services, Inc. 6.50%†	22,999	298,987
Total Preferred Stocks (cost $768,616)		687,169
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc.†(1)(2)	563	34,995
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	97,751
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	8	7,640
Electric — 0.1%
AES Corp. 6.88%	1,900	172,444
NextEra Energy, Inc.†	3,392	177,910
Southern Co.†	2,213	124,282
		474,636
Mining — 0.0%
Lilac Solutions, Inc. Series B†(1)(2)	4,155	54,547
Security Description	Shares or Principal Amount	Value

Software — 0.0%
Databricks, Inc. Series G†(1)(2)	402	$ 66,684
Databricks, Inc. Series H†(1)(2)	871	144,481
KoBold Metals Co.†(1)(2)	3,900	106,903
		318,068
Total Convertible Preferred Stocks (cost $992,985)		987,637
CORPORATE BONDS & NOTES — 11.6%
Advertising — 0.1%
CMG Media Corp.
8.88%, 12/15/2027*	$ 695,000	558,606
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	40,000	39,948
3.65%, 11/01/2024	75,000	74,812
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	765,000	653,659
WPP Finance 2010
3.75%, 09/19/2024	100,000	98,275
		1,425,300
Aerospace/Defense — 0.1%
Bombardier, Inc.
7.88%, 04/15/2027*	695,000	642,180
Lockheed Martin Corp.
3.55%, 01/15/2026	200,000	203,134
4.50%, 05/15/2036	200,000	209,644
Raytheon Technologies Corp.
3.20%, 03/15/2024	665,000	663,669
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	785,000	656,060
		2,374,687
Agriculture — 0.0%
Altria Group, Inc.
2.35%, 05/06/2025	140,000	134,306
Airlines — 0.1%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	606,269	535,380
3.70%, 04/01/2028	96,047	83,433
4.95%, 08/15/2026	300,001	277,361
5.25%, 07/15/2025	268,022	251,085
United Airlines Pass-Through Trust
3.10%, 04/07/2030	297,227	253,265
3.45%, 01/07/2030	139,873	123,078
4.15%, 02/25/2033	314,551	298,338
		1,821,940
Auto Manufacturers — 0.3%
Allison Transmission, Inc.
3.75%, 01/30/2031*	450,000	388,683
Daimler Trucks Finance North America LLC
3.65%, 04/07/2027*	650,000	634,699
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	290,000	256,544
5.11%, 05/03/2029	330,000	320,823

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Manufacturers (continued)
General Motors Co.
4.00%, 04/01/2025	$ 550,000	$ 547,975
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,023,408
Jaguar Land Rover Automotive PLC
5.50%, 07/15/2029*	845,000	651,774
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	455,000	445,578
		4,269,484
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	780,000	729,448
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	780,000	583,284
Wheel Pros, Inc.
6.50%, 05/15/2029*	805,000	565,513
		1,878,245
Banks — 1.8%
ABN AMRO Bank NV
4.75%, 07/28/2025*	500,000	499,224
Banco Santander Chile
2.70%, 01/10/2025*	409,000	392,129
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025*	355,000	362,100
Banco Santander SA
3.13%, 02/23/2023	600,000	597,668
3.49%, 05/28/2030	200,000	180,473
Bank of America Corp.
2.30%, 07/21/2032	665,000	559,315
2.59%, 04/29/2031	405,000	355,111
2.68%, 06/19/2041	960,000	731,556
3.37%, 01/23/2026	800,000	781,361
3.50%, 04/19/2026	150,000	149,452
4.45%, 03/03/2026	350,000	355,094
Barclays PLC
2.85%, 05/07/2026	830,000	786,632
BBVA Bancomer SA
4.38%, 04/10/2024*	600,000	594,750
BNP Paribas SA
2.22%, 06/09/2026*	435,000	406,337
BPCE SA
4.50%, 03/15/2025*	300,000	296,306
4.88%, 04/01/2026*	400,000	397,741
Citigroup, Inc.
3.89%, 01/10/2028	505,000	494,116
4.60%, 03/09/2026	175,000	178,184
Credit Agricole SA
3.75%, 04/24/2023*	600,000	599,427
Credit Suisse Group AG
2.59%, 09/11/2025*	660,000	618,923
3.00%, 12/14/2023*	320,000	318,166
Danske Bank A/S
3.24%, 12/20/2025*	476,000	456,233
Fifth Third Bancorp
1.63%, 05/05/2023	270,000	266,348
Goldman Sachs Group, Inc.
2.65%, 10/21/2032	745,000	643,455
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.91%, 07/21/2042	$ 505,000	$ 391,432
3.75%, 05/22/2025	125,000	124,924
3.80%, 03/15/2030	705,000	677,325
HSBC Holdings PLC
4.38%, 11/23/2026	500,000	499,691
ING Groep NV
3.55%, 04/09/2024	1,050,000	1,042,121
Intesa Sanpaolo SpA
3.38%, 01/12/2023*	200,000	198,962
JPMorgan Chase & Co.
2.96%, 05/13/2031	355,000	317,809
3.20%, 06/15/2026	200,000	197,464
3.78%, 02/01/2028	445,000	437,150
3.90%, 01/23/2049	525,000	466,342
4.25%, 10/01/2027	25,000	25,472
Manufacturers & Traders Trust Co.
3.40%, 08/17/2027	250,000	241,255
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	800,000	764,430
Morgan Stanley
3.13%, 07/27/2026	550,000	535,759
3.97%, 07/22/2038	970,000	914,975
4.10%, 05/22/2023	795,000	798,130
4.30%, 01/27/2045	25,000	23,684
National Securities Clearing Corp.
1.50%, 04/23/2025*	1,200,000	1,140,776
Natwest Group PLC
4.52%, 06/25/2024	900,000	898,086
NatWest Markets PLC
2.38%, 05/21/2023*	465,000	458,929
Nordea Bank Abp
1.00%, 06/09/2023*	265,000	259,824
PNC Bank NA
3.50%, 06/08/2023	380,000	381,010
Royal Bank of Canada
1.60%, 04/17/2023	700,000	692,722
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	475,892
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	435,445
Standard Chartered PLC
2.61%, 01/12/2028*	545,000	494,063
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/2023	1,235,000	1,236,816
Toronto-Dominion Bank
3.50%, 07/19/2023	750,000	752,055
3.63%, 09/15/2031	55,000	53,167
UBS Group AG
1.36%, 01/30/2027*	340,000	305,857
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	307,197
3.07%, 04/30/2041	720,000	584,104
		27,152,969
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	650,000	720,543
Diageo Capital PLC
1.38%, 09/29/2025	265,000	249,414
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	140,000	132,781

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages (continued)
Triton Water Holdings, Inc.
6.25%, 04/01/2029*	$ 875,000	$ 658,026
		1,760,764
Biotechnology — 0.1%
Biogen, Inc.
2.25%, 05/01/2030	1,045,000	894,181
Building Materials — 0.0%
Boral Finance Pty, Ltd.
3.00%, 11/01/2022*	55,000	54,896
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	11,000	11,075
Vulcan Materials Co.
4.50%, 06/15/2047	130,000	120,183
		186,154
Chemicals — 0.2%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	50,000	47,499
Ecolab, Inc.
2.75%, 08/18/2055	830,000	621,436
Element Solutions, Inc.
3.88%, 09/01/2028*	320,000	295,434
LYB International Finance II BV
3.50%, 03/02/2027	400,000	387,744
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	110,583
Polar US Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/2026*	815,000	546,694
SCIH Salt Holdings, Inc.
6.63%, 05/01/2029*	945,000	799,611
Venator Finance SARL/Venator Materials Corp.
5.75%, 07/15/2025*	825,000	620,821
		3,429,822
Commercial Services — 0.3%
Deluxe Corp.
8.00%, 06/01/2029*	895,000	781,263
Experian Finance PLC
2.75%, 03/08/2030*	850,000	771,624
George Washington University
3.55%, 09/15/2046	45,000	38,406
Northwestern University
2.64%, 12/01/2050	450,000	344,275
PayPal Holdings, Inc.
2.40%, 10/01/2024	850,000	835,416
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029*	765,000	613,913
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	444,960
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	391,946
3.38%, 03/22/2027*	90,000	86,764
		4,308,567
Computers — 0.0%
Apple, Inc.
3.25%, 02/23/2026	265,000	266,981
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.1%
Coty, Inc.
6.50%, 04/15/2026*	$ 330,000	$ 323,210
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	850,000	771,554
		1,094,764
Diversified Financial Services — 0.5%
Advisor Group Holdings, Inc.
10.75%, 08/01/2027*	425,000	430,313
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
6.50%, 07/15/2025	160,000	165,168
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 07/03/2023	740,000	735,623
4.88%, 01/16/2024	150,000	150,122
Air Lease Corp.
2.20%, 01/15/2027	395,000	351,322
3.63%, 04/01/2027	535,000	503,804
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	276,832
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	165,000	158,994
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	786,108
Discover Financial Services
3.75%, 03/04/2025	600,000	591,664
3.85%, 11/21/2022	380,000	380,929
PennyMac Financial Services, Inc.
4.25%, 02/15/2029*	90,000	73,575
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
4.00%, 10/15/2033*	660,000	533,290
Synchrony Financial
4.25%, 08/15/2024	960,000	960,649
Visa, Inc.
2.15%, 09/15/2022	740,000	739,642
4.15%, 12/14/2035	90,000	94,385
VistaJet Malta Finance PLC / XO Management Holding, Inc.
6.38%, 02/01/2030*	1,032,000	900,420
		7,832,840
Electric — 0.6%
AEP Texas, Inc.
3.45%, 01/15/2050	460,000	370,154
Ausgrid Finance Pty, Ltd.
3.85%, 05/01/2023*	480,000	478,656
Clearway Energy Operating LLC
3.75%, 02/15/2031*	794,000	694,192
CMS Energy Corp.
3.00%, 05/15/2026	195,000	188,778
Duke Energy Corp.
2.65%, 09/01/2026	45,000	43,084
3.75%, 09/01/2046	40,000	33,611
Duke Energy Progress LLC
3.70%, 10/15/2046	225,000	196,897
Eversource Energy
3.30%, 01/15/2028	170,000	163,614

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Exelon Corp.
3.40%, 04/15/2026	$ 245,000	$ 242,815
FirstEnergy Corp.
7.38%, 11/15/2031	410,000	477,994
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	550,000	546,423
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	678,822
ITC Holdings Corp.
2.70%, 11/15/2022	640,000	637,389
Ohio Power Co.
6.60%, 03/01/2033	255,000	303,729
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	380,504
Pike Corp.
5.50%, 09/01/2028*	730,000	627,800
San Diego Gas & Electric Co.
4.10%, 06/15/2049	805,000	752,387
State Grid Overseas Investment, Ltd.
3.75%, 05/02/2023*	510,000	512,428
Virginia Electric & Power Co.
2.88%, 07/15/2029	400,000	378,507
4.00%, 01/15/2043	400,000	367,385
Vistra Operations Co. LLC
3.55%, 07/15/2024*	425,000	411,833
		8,487,002
Electronics — 0.0%
Amphenol Corp.
2.20%, 09/15/2031	265,000	225,484
Engineering & Construction — 0.0%
Tutor Perini Corp.
6.88%, 05/01/2025*	645,000	573,992
Entertainment — 0.0%
Magallanes, Inc.
5.05%, 03/15/2042*	945,000	846,317
Environmental Control — 0.0%
Republic Services, Inc.
3.38%, 11/15/2027	270,000	264,408
Food — 0.1%
Danone SA
2.95%, 11/02/2026*	450,000	437,166
Sigma Holdco BV
7.88%, 05/15/2026*	1,420,000	827,150
		1,264,316
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	183,700
International Paper Co.
4.80%, 06/15/2044	123,000	118,741
		302,441
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	240,000	237,234
NiSource, Inc.
3.49%, 05/15/2027	620,000	608,627
3.95%, 03/30/2048	425,000	370,193
		1,216,054
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 0.2%
Abbott Laboratories
3.40%, 11/30/2023	$ 207,000	$ 208,120
4.75%, 11/30/2036	395,000	443,391
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	965,661
Medtronic, Inc.
4.63%, 03/15/2045	22,000	23,396
PerkinElmer, Inc.
1.90%, 09/15/2028	595,000	512,984
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	420,000	349,506
		2,503,058
Healthcare-Services — 0.5%
Banner Health
1.90%, 01/01/2031	215,000	183,602
Baylor Scott & White Holdings
3.97%, 11/15/2046	100,000	93,526
Centra Health, Inc.
4.70%, 01/01/2048	900,000	832,783
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	300,000	252,000
6.88%, 04/01/2028*	820,000	410,000
CommonSpirit Health
2.76%, 10/01/2024	295,000	287,697
2.78%, 10/01/2030	240,000	210,899
HCA, Inc.
4.13%, 06/15/2029	575,000	554,065
Humana, Inc.
2.15%, 02/03/2032	350,000	296,510
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	258,998
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	446,125
Pediatrix Medical Group, Inc.
5.38%, 02/15/2030*	605,000	558,112
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	1,268,221
Stanford Health Care
3.80%, 11/15/2048	420,000	382,215
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	704,096
US Renal Care, Inc.
10.63%, 07/15/2027*	760,000	326,800
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	686,313
		7,751,962
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
3.88%, 10/15/2031*	429,000	347,580
Insurance — 0.8%
Aflac, Inc.
4.00%, 10/15/2046	540,000	480,676
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.88%, 11/01/2029*	445,000	389,143
Aon Global, Ltd.
3.88%, 12/15/2025	35,000	34,865

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
4.75%, 05/15/2045	$ 350,000	$ 334,952
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	200,000	199,632
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	805,000	688,363
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	850,000	651,696
4.35%, 11/03/2045	75,000	73,876
CNO Global Funding
2.65%, 01/06/2029*	1,270,000	1,133,549
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	245,000	226,253
HUB International, Ltd.
5.63%, 12/01/2029*	935,000	828,394
Jackson National Life Global Funding
1.75%, 01/12/2025*	1,055,000	999,215
Liberty Mutual Group, Inc.
4.25%, 06/15/2023*	115,000	115,185
4.85%, 08/01/2044*	510,000	475,304
Lincoln National Corp.
3.80%, 03/01/2028	795,000	777,853
Marsh & McLennan Cos., Inc.
3.30%, 03/14/2023	110,000	109,950
New York Life Global Funding
1.10%, 05/05/2023*	200,000	196,680
Pricoa Global Funding I
2.45%, 09/21/2022*	700,000	699,578
Principal Financial Group, Inc.
3.40%, 05/15/2025	375,000	370,838
3.70%, 05/15/2029	320,000	308,396
Protective Life Global Funding
1.08%, 06/09/2023*	255,000	249,679
Ryan Specialty Group LLC
4.38%, 02/01/2030*	610,000	550,525
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	932,980
Willis North America, Inc.
3.60%, 05/15/2024	395,000	393,164
4.50%, 09/15/2028	430,000	428,657
		11,649,403
Internet — 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024	245,000	243,970
3.88%, 08/22/2037	385,000	388,581
Baidu, Inc.
3.88%, 09/29/2023	615,000	616,661
ION Trading Technologies SARL
5.75%, 05/15/2028*	650,000	533,000
Millennium Escrow Corp.
6.63%, 08/01/2026*	450,000	352,189
Northwest Fiber LLC/Northwest Fiber Finance Sub., Inc.
4.75%, 04/30/2027*	770,000	668,772
Tencent Holdings, Ltd.
2.99%, 01/19/2023*	265,000	264,434
Security Description	Shares or Principal Amount	Value

Internet (continued)
Weibo Corp.
3.50%, 07/05/2024	$ 430,000	$ 417,156
		3,484,763
Iron/Steel — 0.1%
Nucor Corp.
2.70%, 06/01/2030	310,000	277,276
3.95%, 05/01/2028	595,000	589,519
		866,795
Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/2027*	1,300,000	1,042,022
Life Time, Inc.
5.75%, 01/15/2026*	679,000	632,680
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*	800,000	603,128
		2,277,830
Lodging — 0.1%
Marriott International, Inc.
4.65%, 12/01/2028	860,000	862,857
Studio City Finance, Ltd.
5.00%, 01/15/2029*	785,000	400,426
		1,263,283
Machinery-Diversified — 0.1%
GrafTech Finance, Inc.
4.63%, 12/15/2028*	810,000	704,387
Granite US Holdings Corp.
11.00%, 10/01/2027*	724,000	673,320
Wabtec Corp.
3.45%, 11/15/2026	405,000	384,782
		1,762,489
Media — 0.5%
Audacy Capital Corp.
6.75%, 03/31/2029*	745,000	359,463
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 05/01/2032	780,000	683,050
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/2024	1,225,000	1,232,985
Cox Communications, Inc.
2.95%, 10/01/2050*	920,000	659,973
DISH DBS Corp.
7.38%, 07/01/2028	1,035,000	739,434
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027*	270,000	262,111
News Corp.
5.13%, 02/15/2032*	240,000	229,200
Radiate Holdco LLC/Radiate Finance, Inc.
6.50%, 09/15/2028*	835,000	664,201
Sinclair Television Group, Inc.
4.13%, 12/01/2030*	960,000	806,974
Thomson Reuters Corp.
3.35%, 05/15/2026	30,000	29,548
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	501,774

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Urban One, Inc.
7.38%, 02/01/2028*	$ 945,000	$ 798,525
		6,967,238
Mining — 0.1%
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	188,146
ERO Copper Corp.
6.50%, 02/15/2030*	1,010,000	714,768
Novelis Corp.
3.88%, 08/15/2031*	650,000	555,750
		1,458,664
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	870,000	721,373
Oil & Gas — 0.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/2029*	685,000	601,745
8.25%, 12/31/2028*	345,000	329,097
Canadian Natural Resources, Ltd.
2.95%, 01/15/2023	775,000	773,191
Chevron Corp.
2.00%, 05/11/2027	390,000	370,787
Citgo Holding, Inc.
9.25%, 08/01/2024*	1,025,000	1,019,875
Colgate Energy Partners III LLC
5.88%, 07/01/2029*	315,000	288,329
Comstock Resources, Inc.
6.75%, 03/01/2029*	355,000	351,450
Coterra Energy, Inc.
4.38%, 06/01/2024 to 03/15/2029*	980,000	980,004
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	660,000	645,018
Gulfport Energy Corp.
8.00%, 05/17/2026*	640,000	643,091
Hess Corp.
4.30%, 04/01/2027	185,000	183,643
Occidental Petroleum Corp.
6.38%, 09/01/2028	416,000	445,817
6.45%, 09/15/2036	170,000	189,062
6.63%, 09/01/2030	140,000	155,315
8.50%, 07/15/2027	335,000	382,738
Pioneer Natural Resources Co.
1.13%, 01/15/2026	235,000	213,561
Shell International Finance BV
3.25%, 05/11/2025	250,000	249,970
4.38%, 05/11/2045	40,000	39,796
SM Energy Co.
5.63%, 06/01/2025	335,000	329,556
6.50%, 07/15/2028	165,000	162,589
Sunoco LP / Sunoco Finance Corp.
4.50%, 05/15/2029 to 04/30/2030	730,000	650,245
Valero Energy Corp.
2.85%, 04/15/2025	232,000	225,555
Woodside Finance, Ltd.
3.70%, 09/15/2026 to 03/15/2028*	571,000	543,776
4.50%, 03/04/2029*	475,000	465,928
		10,240,138
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 0.1%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	$ 770,000	$ 706,090
Weatherford International, Ltd.
8.63%, 04/30/2030*	671,000	606,785
		1,312,875
Packaging & Containers — 0.1%
ARD Finance SA
7.25%, 06/30/2027*(3)	820,000	620,559
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028*	245,000	216,825
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU
4.00%, 10/15/2027*	70,000	61,675
		899,059
Pharmaceuticals — 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	570,000	556,017
3.20%, 05/14/2026	100,000	99,069
4.50%, 05/14/2035	50,000	50,821
4.70%, 05/14/2045	540,000	542,517
Bausch Health Americas, Inc.
9.25%, 04/01/2026*	300,000	208,653
Becton Dickinson & Co.
2.82%, 05/20/2030	465,000	424,848
3.70%, 06/06/2027	414,000	410,126
Bristol-Myers Squibb Co.
3.55%, 08/15/2022	570,000	570,194
4.25%, 10/26/2049	300,000	299,351
Cardinal Health, Inc.
3.41%, 06/15/2027	475,000	468,588
3.75%, 09/15/2025	305,000	304,708
Cigna Corp.
3.00%, 07/15/2023	500,000	497,782
3.75%, 07/15/2023	390,000	390,729
CVS Health Corp.
1.88%, 02/28/2031	280,000	234,621
5.05%, 03/25/2048	565,000	575,013
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	575,000	424,768
Perrigo Finance Unlimited Co.
4.40%, 06/15/2030	815,000	748,586
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	308,000	305,034
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	415,000	360,895
		7,472,320
Pipelines — 0.4%
Boardwalk Pipelines LP
4.45%, 07/15/2027	85,000	83,454
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	169,132
3.70%, 01/15/2039*	155,000	136,286

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enbridge, Inc.
4.00%, 10/01/2023	$ 90,000	$ 90,224
4.25%, 12/01/2026	115,000	115,669
Energy Transfer LP
3.75%, 05/15/2030	235,000	218,569
5.25%, 04/15/2029	385,000	390,488
Harvest Midstream I LP
7.50%, 09/01/2028*	685,000	653,132
Hess Midstream Operations LP
4.25%, 02/15/2030*	600,000	534,492
5.50%, 10/15/2030*	150,000	139,838
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	760,000	656,997
Magellan Midstream Partners LP
4.25%, 09/15/2046	45,000	38,735
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	765,000	699,975
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	595,928
4.50%, 05/15/2030	185,000	183,238
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	179,882
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/2030*	925,000	830,514
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	15,000	15,424
Williams Cos., Inc.
5.10%, 09/15/2045	405,000	394,744
		6,126,721
REITS — 0.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	1,035,000	1,026,379
3.95%, 01/15/2027 to 01/15/2028	395,000	390,605
American Tower Corp.
1.45%, 09/15/2026	910,000	813,833
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	271,865
4.13%, 06/15/2026	115,000	113,802
Brookfield Property REIT, Inc.
5.75%, 05/15/2026*	855,000	833,805
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	305,739
3.70%, 06/15/2026	150,000	147,976
4.45%, 02/15/2026	350,000	353,951
4.75%, 05/15/2047	145,000	137,353
Essex Portfolio LP
2.65%, 03/15/2032	220,000	188,474
3.38%, 04/15/2026	635,000	622,838
Federal Realty OP LP
2.75%, 06/01/2023	35,000	34,803
Healthpeak Properties, Inc.
2.13%, 12/01/2028	200,000	177,498
Highwoods Realty LP
3.63%, 01/15/2023	280,000	279,800
Kilroy Realty LP
3.45%, 12/15/2024	350,000	341,983
4.38%, 10/01/2025	15,000	14,913
Security Description	Shares or Principal Amount	Value

REITS (continued)
Kimco Realty Corp.
3.30%, 02/01/2025	$ 265,000	$ 261,310
Public Storage
1.95%, 11/09/2028	360,000	319,985
Realty Income Corp.
3.10%, 12/15/2029	540,000	505,754
3.95%, 08/15/2027	345,000	343,702
Regency Centers LP
3.60%, 02/01/2027	140,000	137,352
SBA Tower Trust
2.84%, 01/15/2025*	345,000	333,696
Service Properties Trust
3.95%, 01/15/2028	602,000	445,241
4.95%, 02/15/2027	320,000	262,080
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	860,051
Ventas Realty LP
3.25%, 10/15/2026	270,000	258,211
VICI Properties LP/VICI Note Co., Inc.
4.13%, 08/15/2030*	710,000	648,209
		10,431,208
Retail — 0.5%
AutoZone, Inc.
3.13%, 04/21/2026	50,000	49,079
Bath & Body Works, Inc.
5.25%, 02/01/2028	535,000	504,457
Carvana Co.
10.25%, 05/01/2030*	370,000	302,730
eG Global Finance PLC
6.75%, 02/07/2025*	1,085,000	1,033,463
FirstCash, Inc.
5.63%, 01/01/2030*	790,000	741,731
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026*	1,385,000	1,254,983
Michaels Cos., Inc.
7.88%, 05/01/2029*	825,000	565,125
NMG Holding Co., Inc./Neiman Marcus Group LLC
7.13%, 04/01/2026*	485,000	476,236
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	426,404
QVC, Inc.
4.45%, 02/15/2025	120,000	115,048
4.85%, 04/01/2024	75,000	73,374
Rite Aid Corp.
7.50%, 07/01/2025*	749,000	651,051
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	210,410
White Cap Parent LLC
8.25%, 03/15/2026*(4)	940,000	776,859
Yum! Brands, Inc.
3.63%, 03/15/2031	740,000	669,678
		7,850,628
Savings & Loans — 0.0%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	787,674

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors — 0.1%
Entegris, Inc.
3.63%, 05/01/2029*	$ 479,000	$ 425,002
Micron Technology, Inc.
4.19%, 02/15/2027	275,000	274,323
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	108,947
QUALCOMM, Inc.
3.25%, 05/20/2027	337,000	337,223
		1,145,495
Software — 0.2%
Autodesk, Inc.
2.40%, 12/15/2031	825,000	706,967
Microsoft Corp.
2.92%, 03/17/2052	150,000	126,789
Roper Technologies, Inc.
2.95%, 09/15/2029	180,000	164,491
3.80%, 12/15/2026	745,000	745,577
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 09/01/2025*	740,000	624,670
VMware, Inc.
1.40%, 08/15/2026	920,000	828,523
		3,197,017
Telecommunications — 0.7%
America Movil SAB de CV
2.88%, 05/07/2030	850,000	785,040
AT&T, Inc.
2.25%, 02/01/2032	470,000	400,449
3.50%, 06/01/2041	1,735,000	1,466,614
4.35%, 03/01/2029	345,000	348,422
CommScope, Inc.
8.25%, 03/01/2027*	821,000	723,506
Consolidated Communications, Inc.
6.50%, 10/01/2028*	775,000	666,500
DKT Finance APS
9.38%, 06/17/2023*	665,000	633,413
Frontier Communications Corp.
6.75%, 05/01/2029*	80,000	71,170
Frontier Communications Holdings LLC
5.88%, 11/01/2029	405,000	340,200
6.00%, 01/15/2030*	320,000	268,822
Level 3 Financing, Inc.
3.63%, 01/15/2029*	930,000	777,257
Rogers Communications, Inc.
4.50%, 03/15/2042*	895,000	850,260
Telesat Canada/Telesat LLC
6.50%, 10/15/2027*	515,000	213,648
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	690,117
2.65%, 11/20/2040	710,000	549,654
4.27%, 01/15/2036	740,000	731,771
ViaSat, Inc.
6.50%, 07/15/2028*	760,000	565,440
		10,082,283
Security Description	Shares or Principal Amount	Value

Toys/Games/Hobbies — 0.1%
Hasbro, Inc.
3.00%, 11/19/2024	$ 485,000	$ 474,899
3.55%, 11/19/2026	665,000	646,973
		1,121,872
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	300,365
Canadian Pacific Railway Co.
1.75%, 12/02/2026	230,000	213,718
Kansas City Southern
3.50%, 05/01/2050	365,000	304,207
4.70%, 05/01/2048	255,000	253,518
		1,071,808
Trucking & Leasing — 0.0%
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	200,000	195,544
Trucking&Leasing — 0.1%
GATX Corp.
3.25%, 09/15/2026	375,000	361,865
3.50%, 03/15/2028	605,000	577,178
SMBC Aviation Capital Finance DAC
4.13%, 07/15/2023*	200,000	198,850
		1,137,893
Total Corporate Bonds & Notes (cost $195,385,204)		176,137,991
LOANS(5)(6)(7) — 0.3%
Airlines — 0.1%
Aadvantage Loyalty LP, Ltd. FRS
7.46%, (3 ML+4.75%), 04/20/2028	780,000	764,157
Beverages — 0.0%
Naked Juice LLC 2nd Lien Term Loan FRS
8.15%, (3ML+6.10%), 01/24/2030	420,000	380,450
Commercial Services — 0.0%
KNS Midco Corp. FRS
8.50%, (3ML+6.25%), 04/21/2027	705,382	653,066
Cosmetics/Personal Care — 0.0%
Journey Personal Care Corp. BTL-B FRS
6.50%, (3 ML+4.25%), 03/01/2028	777,150	559,548
Engineering & Construction — 0.1%
Tutor Perini Corp. FRS
5.75%, (3ML+4.75%), 08/18/2027	756,525	714,916
Pharmaceuticals — 0.0%
Bausch Health Companies, Inc. BTL-B1 FRS
7.17%, (1ML+5.25%), 02/01/2027	795,000	666,585
Retail — 0.1%
Staples, Inc. BTL-B1 FRS
6.29%, (3 ML+5.00%), 04/16/2026	827,278	711,459
Total Loans (cost $5,052,464)		4,450,181

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 0.7%
Auto Loan Receivables — 0.2%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C 1.59%, 10/20/2025	$ 1,095,000	$ 1,067,030
Avis Budget Rental Car Funding AESOP LLC
Series 2019-2A, Class B 3.55%, 09/22/2025*	425,000	410,650
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	461,767
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	280,000	270,482
Series 2022-2A, Class C 3.85%, 07/17/2028	285,000	280,197
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	520,000	473,301
		2,963,427
Credit Card Receivables — 0.0%
Synchrony Credit Card Master Note Trust
Series 2017-2, Class A 2.62%, 10/15/2025	275,000	274,846
Other Asset Backed Securities — 0.5%
Carlyle Global Market Strategies CLO, Ltd. FRS
Series 2019-4A, Class A11R 3.65%, (TSFR3M+1.32%), 04/15/2035*	670,000	645,438
CIFC Funding, Ltd. FRS
Series 2021-3A, Class A 3.65%, (3 ML+1.14%), 07/15/2036*	405,000	393,505
CNH Equipment Trust
Series 2019-C, Class B 2.35%, 04/15/2027	1,085,000	1,059,719
Driven Brands Funding LLC
Series 2019-1A, Class A2 4.64%, 04/20/2049*	381,175	367,686
Dryden 77 CLO, Ltd. FRS
Series 2020-77A, Class AR 2.60%, (3 ML+1.12%), 05/20/2034*	570,000	550,964
Elara HGV Timeshare Issuer
Series 2017-A, Class A 2.69%, 03/25/2030*	47,431	46,196
Hardee's Funding LLC
Series 2018-1A, Class A2II 4.96%, 06/20/2048*	548,625	537,361
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A1 2.75%, 07/25/2059*(8)	24,860	24,679
MVW LLC
Series 2019-2A, Class A 2.22%, 10/20/2038*	108,462	103,011
Navient Private Education Refi Loan Trust
Series 2021-A, Class A 0.84%, 05/15/2069*	141,022	129,431
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2019-GA, Class A 2.40%, 10/15/2068*	$ 320,747	$ 307,739
Series 2019-FA, Class A2 2.60%, 08/15/2068*	284,129	270,818
Series 2019-CA, Class A2 3.13%, 02/15/2068*	416,592	406,374
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	839,091	768,453
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 3.66%, (3 ML+1.15%), 07/15/2034*	490,000	472,895
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	480,150	406,360
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	718,322	645,678
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(8)	368,969	359,623
Series 2018-1, Class A1 3.00%, 01/25/2058*(8)	56,936	55,832
		7,551,762
Total Asset Backed Securities (cost $11,379,432)		10,790,035
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
Commercial and Residential — 1.4%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(8)	363,128	329,226
Series 2021-2, Class A1 0.99%, 04/25/2066*(8)	330,064	298,071
Series 2021-1, Class A2 1.12%, 01/25/2066*(8)	116,504	104,627
Series 2020-6, Class A2 1.52%, 05/25/2065*	108,648	101,391
Atrium Hotel Portfolio Trust FRS
Series 2017-ATRM, Class A 2.93%, (1 ML+0.93%), 12/15/2036*	680,000	661,155
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(8)	343,354	317,422
BFLD Trust FRS
Series 2019-DPLO, Class C 3.54%, (1 ML+1.54%), 10/15/2034*	650,000	628,738
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 3.30%, (TSFR1M+1.34%), 02/15/2039*	1,050,000	1,012,539
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	595,000	534,657
BX Commercial Mtg. Trust FRS
Series 2022-LP2, Class C 3.66%, (TSFR1M+1.56%), 02/15/2039*	410,883	384,117
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(8)	280,000	268,424

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(8)	$ 520,000	$ 506,797
Series 2017-CD3, Class B 3.98%, 02/10/2050(8)	345,000	319,643
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	250,000	247,384
Series 2015-GC33, Class A4 3.78%, 09/10/2058	50,000	49,707
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(8)	345,762	306,682
COLT Mtg., Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(8)	47,684	45,620
Series 2021-6, Class A1 1.91%, 12/25/2066*(8)	823,273	721,022
Series 2022-3, Class A1 3.90%, 02/25/2067*(8)	590,444	572,938
COMM Mtg. Trust
Series 2017-PANW, Class A 3.24%, 10/10/2029*	645,000	622,158
Series 2015-CR26, Class A4 3.63%, 10/10/2048	345,000	341,539
Series 2015-CR24, Class A5 3.70%, 08/10/2048	250,000	247,894
Series 2015-PC1, Class A5 3.90%, 07/10/2050	165,000	164,356
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class A5 3.09%, 01/15/2049	245,000	236,871
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(8)	131,778	114,459
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(8)	179,928	159,561
Series 2019-2, Class A3 3.05%, 11/25/2059*(8)	71,774	69,282
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C 3.75%, 12/10/2036*	610,000	585,012
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(8)	30,237	29,005
Great Wolf Trust FRS
Series 2019-WOLF, Class D 3.93%, (1 ML+1.93%), 12/15/2036*	310,000	294,402
GS Mtg. Securities Trust
Series 2015-GC32, Class A4 3.76%, 07/10/2048	25,000	24,789
GS Mtg. Securities Trust VRS
Series 2021-PJ5, Class A8 2.50%, 10/25/2051*(8)	755,286	698,770
Series 2020-INV1, Class A14 2.93%, 10/25/2050*(8)	220,809	204,180
Series 2018-GS9, Class A4 3.99%, 03/10/2051(8)	275,000	274,886
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class B 3.38%, 01/05/2039*	$ 240,000	$ 221,950
JPMDB Commercial Mtg. Securities Trust
Series 2016-C2, Class A4 3.14%, 06/15/2049	50,000	48,698
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 2.45%, (1 ML+0.83%), 08/25/2050*	49,393	47,217
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(8)	301,653	275,649
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(8)	102,318	98,262
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(8)	82,322	78,907
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 3.10%, (1 ML+1.10%), 04/15/2038*	1,045,000	995,095
MHC Trust FRS
Series 2021-MHC2, Class D 3.50%, (1 ML+1.50%), 05/15/2038*	440,000	415,709
Mill City Mtg. Loan Trust VRS
Series 2018-1, Class A1 3.25%, 05/25/2062*(8)	133,209	131,140
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5 2.86%, 09/15/2049	110,000	105,505
Series 2015-C25, Class A5 3.64%, 10/15/2048	250,000	247,957
Series 2014-C17, Class A5 3.74%, 08/15/2047	115,000	114,279
Series 2015-C27, Class AS 4.07%, 12/15/2047	410,000	401,466
New Orleans Hotel Trust FRS
Series 2019-HNLA, Class C 3.59%, (1 ML+1.59%), 04/15/2032*	611,460	571,665
New Residential Mtg. Loan Trust VRS
Series 2019-NQM5, Class A1 2.71%, 11/25/2059*(8)	195,848	185,430
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(8)	554,523	495,460
OBX Trust FRS
Series 2020-EXP1, Class 2A2 3.21%, (1 ML+0.95%), 02/25/2060*	38,176	37,269
Series 2019-EXP3, Class 2A2 3.36%, (1 ML+1.10%), 10/25/2059*	32,775	32,083
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(8)	177,968	168,456
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(8)	60,455	58,227
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(8)	148,762	141,322
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.21%, 12/25/2049*(8)	654,731	587,014

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(8)	$ 620,367	$ 576,148
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(8)	55,645	54,833
SFO Commercial Mtg. Trust FRS
Series 2021-555, Class B 3.50%, (1 ML+1.50%), 05/15/2038*	460,000	434,563
SG Residential Mtg. Trust VRS
Series 2019-3, Class A1 2.70%, 09/25/2059*(8)	18,095	17,667
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(8)	131,977	121,073
Series 2021-2, Class A2 1.17%, 05/25/2065*(8)	120,665	114,106
Series 2019-INV1, Class A1 2.61%, 09/27/2049*(8)	286	285
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(8)	227,241	221,765
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(8)	26,074	25,882
Series 2017-3, Class A1 2.75%, 07/25/2057*(8)	72,219	71,353
Series 2017-6, Class A1 2.75%, 10/25/2057*(8)	209,989	206,390
Verus Securitization Trust
Series 2019-4, Class A1 2.64%, 11/25/2059*	116,607	115,895
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(8)	180,109	164,409
Series 2021-7, Class A1 1.83%, 10/25/2066*(8)	915,969	821,028
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-RR1, Class A1 2.50%, 12/25/2050*(8)	390,550	346,857
WF-RBS Commercial Mtg. Trust
Series 2014-LC14, Class A5 4.05%, 03/15/2047	25,000	24,898
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*	640,000	588,490
		20,841,726
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
2.21%, 06/25/2025	82,832	81,655
2.95%, 02/25/2027	243,086	241,801
Federal Home Loan Mtg. Corp. REMIC
4.50%, 05/25/2050(9)	237,001	36,483
Federal Home Loan Mtg. Corp. REMIC FRS
2.50%, (1 ML+0.50%), 10/15/2046	27,558	27,526
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 2.31%, (SOFR30A+0.80%), 08/25/2033*	$ 111,123	$ 110,567
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-HQA1, Class M1 2.21%, (SOFR30A+0.70%), 08/25/2033*	39,966	39,766
Series 2021-DNA7, Class M1 2.36%, (SOFR30A+0.85%), 11/25/2041*	575,000	560,546
Series 2021-DNA6, Class M2 3.01%, (SOFR30A+1.50%), 10/25/2041*	335,000	312,540
Series 2022-DNA3, Class M1A 3.51%, (SOFR30A+2.00%), 04/25/2042*	710,068	706,517
Series 2021-DNA3, Class M2 3.61%, (SOFR30A+2.10%), 10/25/2033*	250,000	238,044
Series 2022-HQA1, Class M1A 3.61%, (SOFR30A+2.10%), 03/25/2042*	596,780	593,796
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2022-R01, Class 1M1 2.51%, (SOFR30A+1.00%), 12/25/2041*	163,642	160,143
Government National Mtg. Assoc. REMIC
Series 2018-8, Class DA 3.00%, 11/20/2047	20,975	20,685
Series 2022-63, Class LM 3.50%, 10/20/2050	300,000	292,422
		3,422,491
Total Collateralized Mortgage Obligations (cost $25,968,583)		24,264,217
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.4%
U.S. Government — 6.7%
United States Treasury Bonds
1.13%, 05/15/2040	1,000,000	720,703
1.38%, 08/15/2050	1,280,000	875,650
1.75%, 08/15/2041	745,000	587,299
1.88%, 02/15/2041 to 02/15/2051	3,050,000	2,390,800
2.00%, 02/15/2050 to 08/15/2051	7,385,000	5,937,034
2.25%, 02/15/2052	1,580,000	1,349,419
2.38%, 05/15/2051	350,000	306,359
2.50%, 02/15/2046	1,545,000	1,354,108
2.88%, 11/15/2046	1,875,000	1,761,987
3.00%, 11/15/2045 to 08/15/2048	5,280,000	5,123,942
3.00%, 05/15/2047(10)	3,535,000	3,405,752
3.13%, 11/15/2041 to 02/15/2043	5,060,000	5,019,558
4.50%, 05/15/2038(10)	4,210,000	5,165,308
4.75%, 02/15/2037	50,000	62,602
United States Treasury Bonds TIPS
0.13%, 02/15/2052(11)	14,590	12,330

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
0.75%, 02/15/2042(11)	$ 4,397	$ 4,357
United States Treasury Notes
0.13%, 03/31/2023	5,840,000	5,731,641
0.25%, 05/31/2025	7,205,000	6,697,554
0.38%, 11/30/2025 to 01/31/2026	9,470,000	8,723,339
0.50%, 03/31/2025	1,410,000	1,325,014
0.63%, 05/15/2030 to 08/15/2030	3,500,000	3,000,488
0.75%, 03/31/2026 to 01/31/2028	3,185,000	2,910,391
0.88%, 06/30/2026	23,040,000	21,422,700
1.25%, 08/15/2031	7,785,000	6,925,609
1.63%, 05/15/2031	1,055,000	972,949
1.88%, 02/28/2027 to 02/15/2032	9,310,000	8,874,425
2.50%, 04/30/2024	1,425,000	1,414,034
United States Treasury Notes TIPS
0.13%, 07/15/2024 to 01/15/2032(11)	134,404	135,263
0.38%, 07/15/2023 to 07/15/2025(11)	19,538	19,874
0.50%, 04/15/2024(11)	2,433	2,464
0.63%, 04/15/2023 to 07/15/2032(11)	68,526	70,150
		102,303,103
U.S. Government Agency — 7.7%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	426,980	396,719
2.00%, 03/01/2042 to 04/01/2052	9,915,076	8,957,005
2.50%, 03/01/2042 to 05/01/2052	7,843,332	7,350,160
3.00%, 11/01/2034 to 01/01/2050	2,084,103	2,031,833
3.50%, 06/01/2033 to 03/01/2048	545,042	549,086
4.00%, 09/01/2045 to 04/01/2050	1,173,034	1,188,279
5.00%, 12/01/2041 to 10/01/2051	451,587	468,074
Federal Home Loan Mtg.Corp.
2.00%, 05/01/2052	193,646	174,915
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	2,078,503	1,903,010
2.00%, 04/01/2042 to 04/01/2052	13,761,394	12,439,239
2.50%, 11/01/2031 to 02/01/2052	10,657,613	10,098,838
3.00%, 01/01/2031 to 07/01/2050	10,857,632	10,682,295
3.50%, 11/01/2032 to 01/01/2052	8,160,697	8,215,276
4.00%, 12/01/2040 to 11/01/2049	3,814,064	3,908,671
4.50%, 07/01/2040 to 01/01/2050	2,304,957	2,381,118
5.00%, 10/01/2033 to 12/01/2047	1,091,744	1,147,845
5.50%, 10/01/2035 to 01/01/2047	1,463,485	1,571,111
6.00%, 09/01/2037 to 07/01/2041	327,154	356,052
Government National Mtg. Assoc.
2.00%, 03/20/2051 to 08/18/2052	6,643,554	6,130,609
2.50%, 08/20/2050 to 01/20/2052	6,674,990	6,354,401
3.00%, 11/15/2042 to 08/18/2052	6,414,927	6,279,704
3.50%, 08/20/2042 to 01/20/2049	3,639,791	3,669,269
4.00%, 09/20/2045 to 06/20/2051	1,697,862	1,733,430
4.00%, August 30 TBA	430,000	434,871
4.50%, 04/20/2041 to 09/20/2047	940,518	983,596
4.50%, August 30 TBA	1,350,000	1,376,684
5.00%, 08/20/2042 to 06/20/2049	1,191,066	1,235,690
5.00%, August 30 TBA	1,580,000	1,619,738
5.50%, 03/20/2048 to 03/20/2049	363,435	381,433
Uniform Mtg. Backed Securities
2.00%, August 30 TBA	4,500,000	4,052,637
2.50%, August 30 TBA	3,200,000	2,985,706
4.00%, August 30 TBA	1,805,000	1,815,294
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
4.50%, August 30 TBA	$ 3,060,000	$ 3,114,984
5.00%, August 30 TBA	1,090,000	1,120,182
		117,107,754
Total U.S. Government & Agency Obligations (cost $230,838,616)		219,410,857
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional(State/Province) — 0.0%
Province of Alberta, Canada
3.30%, 03/15/2028	555,000	559,302
Province of Manitoba, Canada
3.05%, 05/14/2024	150,000	149,730
		709,032
Sovereign — 0.2%
Republic of Panama
3.30%, 01/19/2033	1,000,000	866,400
Republic of Poland
3.25%, 04/06/2026	110,000	108,817
State of Qatar
3.75%, 04/16/2030*	200,000	204,860
United Mexican States
2.66%, 05/24/2031	1,039,000	888,415
3.50%, 02/12/2034	775,000	671,807
		2,740,299
Total Foreign Government Obligations (cost $3,803,829)		3,449,331
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Revenue Bonds
6.91%, 10/01/2050	600,000	825,597
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	300,000	378,685
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	500,000	606,393
City of Houston TX Airport System Revenue Revenue Bonds
2.39%, 07/01/2031	220,000	194,682
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	295,000	345,115
Florida State Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	810,000	695,344
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	390,000	318,404
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds
3.06%, 07/01/2039	115,000	98,436

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Great Lakes Water Authority Water Supply System Revenue Revenue Bonds
3.47%, 07/01/2041	$ 480,000	$ 420,400
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	375,000	440,765
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	455,000	392,683
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	1,056,000	1,279,079
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046	200,000	173,393
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040	300,000	376,871
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	930,000	746,984
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	285,000	268,971
South Carolina Public Service Authority Revenue Bonds
2.39%, 12/01/2023	80,000	78,867
State of California General Obligation Bonds
7.50%, 04/01/2034	300,000	393,988
7.63%, 03/01/2040	620,000	841,796
State of Wisconsin Revenue Bonds
3.95%, 05/01/2036	850,000	841,642
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	1,100,000	1,000,609
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	770,000	690,670
Total Municipal Securities (cost $12,266,944)		11,409,374
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 12/16/2022; Strike Price: $3,100) (cost $8,066,179)	1,460	3,730,300
Total Long-Term Investment Securities (cost $1,319,210,405)		1,335,249,636
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 13.2%
Unaffiliated Investment Companies — 13.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(12) (cost $200,145,128)	200,145,128	$ 200,145,128
TOTAL INVESTMENTS (cost $1,519,355,533)(13)	100.8%	1,535,394,764
Other assets less liabilities	(0.8)	(11,626,798)
NET ASSETS	100.0%	$1,523,767,966
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At July 31, 2022, the aggregate value of these securities was $111,412,714 representing 7.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC	06/22/2021	121,860	$184,374	$ 0	$ 0.00	0.00%
ANT International Co., Ltd. Class C	10/12/2021	84,481	321,992	166,428	1.97	0.01
Canva, Inc.	12/17/2021	120	204,536	114,594	954.95	0.01
Gusto, Inc.	10/04/2021	2,300	66,213	66,130	28.75	0.01
MMC Norilsk Nickel PJSC	01/13/2022	470	132,164	0	0.00	0.00
Polyus PJSC	06/22/2021	428	77,570	0	0.00	0.00
Venture Global LNG, Inc. Series C	10/16/2017	3	11,313	17,851	5,950.33	0.00
Convertible Preferred Stocks
Canva, Inc. Series A	12/17/2021	8	13,637	7,640	955.00	0.00
Databricks, Inc. Series G	02/01/2021	402	71,302	66,684	165.88	0.00
Databricks, Inc. Series H	08/31/2021	871	192,014	144,481	165.88	0.01

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Farmer's Business Network, Inc.	11/03/2017	563	$10,395	$ 34,995	$ 62.16	0.00%
Gusto, Inc. Series E	07/13/2021	3,216	97,751	97,751	30.40	0.01
KoBold Metals Co.	01/10/2022	3,900	106,903	106,902	27.41	0.01
Lilac Solutions, Inc. Series B	09/08/2021	4,155	54,547	54,547	13.13	0.00
				$878,003		0.06%
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), the Secured Overnight Financing Rate ("SOFR"), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	Interest Only
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The rate shown is the 7-day yield as of July 31, 2022.
(13)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CDI—Chess Depositary Interest
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
180	Long	U.S. Treasury Long Bonds	September 2022	$25,234,003	$25,920,000	$ 685,997
81	Long	S&P 500 E-Mini Index	September 2022	16,005,663	16,740,675	735,012
447	Long	U.S. Treasury 10 Year Notes	September 2022	53,193,108	54,149,859	956,751
719	Long	U.S. Treasury 5 Year Notes	September 2022	80,905,947	81,769,399	863,451
						$3,241,211

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
223	Long	U.S. Treasury 2 Year Notes	September 2022	$47,026,876	$46,932,789	$ (94,087)
109	Long	U.S. Treasury Ultra Bonds	September 2022	17,294,649	17,256,063	(38,586)
188	Short	MSCI EAFE Index	September 2022	18,224,740	18,349,740	(125,000)
						$ (257,673)
Net Unrealized Appreciation (Depreciation)						$2,983,538
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	17,065	USD	18,122	08/19/2022	$ 660	$ —
	SEK	1,600,000	USD	161,811	08/19/2022	4,239	—
	USD	182,979	SEK	1,780,000	08/19/2022	—	(7,680)
						4,899	(7,680)
Barclays Bank PLC	GBP	29,594	USD	36,391	08/19/2022	337	—
Citibank, N.A.	GBP	115,604	USD	144,461	08/19/2022	3,623	—
	SEK	285,000	USD	28,177	09/23/2022	67	—
						3,690	—
Deutsche Bank AG	USD	69,879	EUR	65,844	08/19/2022	—	(2,504)
Goldman Sachs International	SEK	180,000	USD	17,781	08/19/2022	55	—
	USD	91,963	EUR	85,318	08/19/2022	—	(4,662)
						55	(4,662)
HSBC Bank PLC	EUR	17,003	USD	17,705	08/19/2022	307	—
	USD	90,781	GBP	72,110	08/19/2022	—	(2,931)
						307	(2,931)
JPMorgan Chase Bank, N.A.	EUR	51,250	USD	54,039	08/19/2022	1,598	—
	USD	91,502	GBP	73,088	08/19/2022	—	(2,461)
	USD	28,448	SEK	285,000	09/23/2022	—	(338)
						1,598	(2,799)
UBS AG	EUR	65,844	USD	70,450	08/19/2022	3,075	—
Unrealized Appreciation (Depreciation)						$13,961	$ (20,576)
EUR—Euro Currency
GBP—British Pound
SEK—Swedish Krona
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$ —	$ 2,166,062	$ —	$ 2,166,062
Aerospace/Defense	6,332,800	1,276,875	—	7,609,675
Apparel	2,515,369	2,380,130	—	4,895,499
Auto Manufacturers	16,332,614	5,381,623	—	21,714,237
Auto Parts & Equipment	2,399,302	3,158,445	—	5,557,747
Banks	28,202,649	18,719,202	—	46,921,851
Beverages	9,899,747	3,281,779	—	13,181,526

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Biotechnology	$ 3,717,942	$ 747,387	$ —	$ 4,465,329
Building Materials	643,511	191,153	—	834,664
Chemicals	12,356,764	8,618,371	—	20,975,135
Commercial Services	7,995,407	8,289,233	66,130	16,350,770
Computer Graphics	—	—	114,594	114,594
Computers	38,106,195	3,831,679	—	41,937,874
Cosmetics/Personal Care	5,180,744	7,652,050	—	12,832,794
Distribution/Wholesale	296,628	3,614,828	—	3,911,456
Diversified Financial Services	21,136,135	3,779,781	166,428	25,082,344
Electric	28,709,636	5,354,584	—	34,064,220
Electrical Components & Equipment	441,085	5,317,496	—	5,758,581
Electronics	7,789,213	1,732,506	—	9,521,719
Engineering & Construction	—	98,427	—	98,427
Food	2,542,177	13,897,651	—	16,439,828
Food Service	—	2,490,663	—	2,490,663
Forest Products & Paper	446,594	1,714,470	—	2,161,064
Gas	687,222	460,676	—	1,147,898
Healthcare-Products	24,836,300	6,409,705	—	31,246,005
Healthcare-Services	28,904,459	1,819,503	—	30,723,962
Home Builders	307,517	1,187,502	—	1,495,019
Home Furnishings	—	3,363,087	—	3,363,087
Insurance	27,686,828	19,126,571	—	46,813,399
Internet	74,974,177	4,791,209	—	79,765,386
Investment Companies	—	1,630,654	—	1,630,654
Iron/Steel	1,814,538	458,862	—	2,273,400
Lodging	3,543,086	257,999	—	3,801,085
Machinery-Construction & Mining	490,669	3,470,570	—	3,961,239
Machinery-Diversified	2,486,807	3,087,018	—	5,573,825
Mining	2,231,973	13,317,450	0	15,549,423
Miscellaneous Manufacturing	8,179,478	7,696,838	—	15,876,316
Oil & Gas	13,942,592	15,049,580	17,850	29,010,022
Oil & Gas Services	1,019,252	49,212	—	1,068,464
Packaging & Containers	2,176,294	1,137,570	—	3,313,864
Pharmaceuticals	46,925,518	20,730,562	—	67,656,080
Private Equity	233,638	497,027	—	730,665
Real Estate	67,204	3,320,619	—	3,387,823
REITS	24,224,546	3,480,545	—	27,705,091
Retail	31,294,830	5,819,760	—	37,114,590
Semiconductors	35,226,197	15,401,822	—	50,628,019
Software	70,552,504	1,906,210	—	72,458,714
Telecommunications	9,201,648	8,850,189	—	18,051,837
Transportation	8,402,218	961,973	—	9,364,191
Other Industries	17,136,427	—	—	17,136,427
Preferred Stocks:
Diversified Financial Services	—	298,987	—	298,987
Other Industries	388,182	—	—	388,182
Convertible Preferred Stocks:
Electric	474,636	—	—	474,636
Other Industries	—	—	513,001	513,001
Corporate Bonds & Notes	—	176,137,991	—	176,137,991
Loans	—	4,450,181	—	4,450,181
Asset Backed Securities	—	10,790,035	—	10,790,035
Collateralized Mortgage Obligations	—	24,264,217	—	24,264,217
U.S. Government & Agency Obligations	—	219,410,857	—	219,410,857
Foreign Government Obligations	—	3,449,331	—	3,449,331
Municipal Securities	—	11,409,374	—	11,409,374
Purchased Options	3,730,300	—	—	3,730,300
Short-Term Investments	200,145,128	—	—	200,145,128
Total Investments at Value	$836,328,680	$698,188,081	$878,003	$1,535,394,764

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Other Financial Instruments:†
Futures Contracts	$ 3,241,211	$ —	$ —	$ 3,241,211
Forward Foreign Currency Contracts	—	13,961	—	13,961
Total Other Financial Instruments	$ 3,241,211	$ 13,961	$ —	$ 3,255,172
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 257,673	$ —	$ —	$ 257,673
Forward Foreign Currency Contracts	—	20,576	—	20,576
Total Other Financial Instruments	$ 257,673	$ 20,576	$ —	$ 278,249
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	49.2%
Domestic Fixed Income Investment Companies	24.5
U.S. Government & Agency Obligations	14.3
International Equity Investment Companies	8.7
Short-Term Investments	3.1
Purchased Options	0.5
International Fixed Income Investment Companies	0.3
100.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 82.7%#(1)
Domestic Equity Investment Companies — 49.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	8,694,560	$ 185,628,852
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	12,347,385	147,057,354
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	18,680,726	307,484,757
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,418,670	64,998,630
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,283,957	115,436,293
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	5,450,098	68,671,230
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	11,217,133	224,791,337
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	5,800,085	345,337,043
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	824,211	14,670,965
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	3,899,019	59,031,145
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	11,479,972	260,824,974
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,018,015	79,275,428
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	3,409,505	69,110,663
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	10,121,224	81,172,219
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	5,502,174	97,058,355
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	8,954,328	351,099,206
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,830,772	96,905,293
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	6,285,364	153,300,035
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	30,413,485	992,087,869
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	6,926,822	127,799,875
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	19,099,867	287,261,998
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	11,164,616	299,211,709
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,403,431	$ 61,207,691
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,500,571	69,912,256
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	3,061,550	113,736,584
Total Domestic Equity Investment Companies (cost $4,035,218,032)		4,673,071,761
Domestic Fixed Income Investment Companies — 24.5%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	17,274,651	171,364,538
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	47,870,216	504,073,379
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	5,814,946	59,777,640
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	19,311,568	236,373,597
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	11,283,752	112,273,327
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	11,301,907	113,132,090
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	65,594,862	560,180,121
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	9,179,107	46,629,865
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	37,460,038	527,811,935
Total Domestic Fixed Income Investment Companies (cost $2,528,050,386)		2,331,616,492
International Equity Investment Companies — 8.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	17,790,416	148,016,263
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	2,036,653	27,902,150
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	9,556,305	155,958,902
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,682,886	76,318,557
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	3,464,678	26,435,495
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	6,875,677	144,595,474
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	13,576,767	132,373,474

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	4,462,922	$ 58,375,019
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	5,880,449	58,922,096
Total International Equity Investment Companies (cost $810,533,020)		828,897,430
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $30,910,236)	2,803,191	27,050,794
Total Affiliated Investment Companies (cost $7,404,711,674)		7,860,636,477
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.3%
U.S. Government — 14.3%
United States Treasury Notes
0.63%, 05/15/2030 to 08/15/2030	$ 89,893,100	76,992,261
0.88%, 11/15/2030	232,372,300	202,499,751
1.13%, 02/15/2031(2)	184,680,800	163,803,212
1.25%, 08/15/2031	255,210,900	227,038,010
1.38%, 11/15/2031	137,782,000	123,551,703
1.50%, 02/15/2030	104,080,600	96,026,551
1.63%, 05/15/2031	238,268,800	219,737,816
1.75%, 11/15/2029	101,479,700	95,628,761
1.88%, 02/15/2032	162,395,000	151,915,448
Total U.S. Government & Agency Obligations (cost $1,478,845,239)		1,357,193,513
PURCHASED OPTIONS† — 0.5%
Purchased Options - Puts — 0.5%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/20/2023; Strike Price: $3,350.00; Counterparty: Citibank N.A.)	270,000	14,953,254
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/20/2023; Strike Price: $3,350.00; Counterparty: Goldman Sachs International)	270,000	14,953,253
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/17/2023; Strike Price: $3,375.00; Counterparty: UBS AG)	60,000	$ 4,221,598
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/16/2022; Strike Price: $2,825.00; Counterparty: UBS AG)	280,000	4,219,754
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/16/2022; Strike Price: $3,500.00; Counterparty: Citibank, N.A.)	250,000	14,358,077
Total Purchased Options (cost $98,289,590)		52,705,936
Total Long-Term Investment Securities (cost $8,981,846,503)		9,270,535,926
SHORT-TERM INVESTMENTS — 3.1%
Unaffiliated Investment Companies — 3.1%
AllianceBernstein Government STIF Portfolio, Class AB 1.68%(3) (cost $290,908,585)	290,908,585	290,908,585
TOTAL INVESTMENTS (cost $9,272,755,088)(4)	100.6%	9,561,444,511
Other assets less liabilities	(0.6)	(58,555,449)
NET ASSETS	100.0%	$9,502,889,062
#	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of July 31, 2022.
(4)	See Note 3 for cost of investments on a tax basis.
STIF—Short Term Index Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1,400	Short	S&P 500 E-Mini Index	September 2022	$278,493,106	$289,345,000	$(10,851,894)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$7,860,636,477	$ —	$—	$7,860,636,477
U.S. Government & Agency Obligations	—	1,357,193,513	—	1,357,193,513
Purchased Options	—	52,705,936	—	52,705,936
Short-Term Investments	290,908,585	—	—	290,908,585
Total Investments at Value	$8,151,545,062	$1,409,899,449	$—	$9,561,444,511
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 10,851,894	$ —	$—	$ 10,851,894
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	57.3%
Domestic Fixed Income Investment Companies	15.4
U.S. Government & Agency Obligations	14.1
International Equity Investment Companies	9.6
Short-Term Investments	3.4
Purchased Options	0.5
International Fixed Income Investment Companies	0.4
100.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 82.7%#(1)
Domestic Equity Investment Companies — 57.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	4,012,227	$ 85,661,050
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	12,985,520	154,657,539
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	17,234,951	283,687,298
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,215,892	62,015,774
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,689,734	49,410,405
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	7,766,897	97,862,900
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	1,098,727	22,018,499
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,143,331	187,153,925
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	5,677,750	101,063,942
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,561,278	38,777,746
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	9,540,904	216,769,346
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,590,927	31,388,991
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	2,980,547	60,415,683
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	9,933,848	137,385,111
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,094,593	16,798,634
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	10,617,687	258,115,984
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,045,421	141,921,230
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	6,751,644	264,731,946
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	2,743,677	55,038,170
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	3,466,850	84,556,475
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	16,282,559	531,137,079
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	6,936,067	127,970,429
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	9,950,849	$ 149,660,769
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,073,430	269,967,922
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,388,850	47,105,021
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,896,813	36,818,490
Total Domestic Equity Investment Companies (cost $3,239,602,991)		3,512,090,358
Domestic Fixed Income Investment Companies — 15.4%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	7,522,536	74,623,555
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	16,620,327	175,012,043
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	2,975,075	30,583,764
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	7,514,347	91,975,610
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,208,216	61,771,751
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,924,438	59,303,625
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	27,218,727	232,447,930
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,764,204	19,122,156
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	13,829,205	194,853,501
Total Domestic Fixed Income Investment Companies (cost $1,022,450,443)		939,693,935
International Equity Investment Companies — 9.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	10,195,130	84,823,478
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,597,541	21,886,310
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	4,459,631	72,781,181
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,309,416	72,053,533
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,915,580	14,615,876
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,161,369	87,513,582

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,585,278	$ 34,956,462
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	7,492,020	97,995,627
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	9,945,616	99,655,073
Total International Equity Investment Companies (cost $600,039,499)		586,281,122
International Fixed Income Investment Companies — 0.4%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $30,588,828)	2,663,291	25,700,763
Total Affiliated Investment Companies (cost $4,892,681,761)		5,063,766,178
CONVERTIBLE BONDS & NOTES — 0.0%
Internet — 0.0%
Mandiant, Inc.
1.00%, 06/01/2035 (cost $1,560,469)	$ 1,641,000	1,563,020
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.1%
U.S. Government — 14.1%
United States Treasury Notes
0.63%, 05/15/2030 to 08/15/2030	58,132,000	49,791,725
0.88%, 11/15/2030(2)	148,843,200	129,708,709
1.13%, 02/15/2031	120,538,200	106,911,733
1.25%, 08/15/2031	155,187,400	138,056,167
1.38%, 11/15/2031	91,046,800	81,643,373
1.50%, 02/15/2030(2)	65,885,000	60,786,633
1.63%, 05/15/2031	153,911,900	141,941,642
1.75%, 11/15/2029	60,984,500	57,468,362
1.88%, 02/15/2032	104,221,600	97,496,050
Total U.S. Government & Agency Obligations (cost $937,002,936)		863,804,394
PURCHASED OPTIONS† — 0.5%
Purchased Options - Puts — 0.5%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/20/2023; Strike Price: $3,350.00; Counterparty: Citibank N.A.)	130,000	7,199,715
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/20/2023; Strike Price: $3,350.00; Counterparty: Goldman Sachs International)	200,000	$ 11,076,484
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/17/2023; Strike Price: $3,375.00; Counterparty: UBS AG)	30,000	2,110,799
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/16/2022; Strike Price: $2,825.00; Counterparty: UBS AG)	240,000	3,616,932
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/16/2022; Strike Price: $3,500.00; Counterparty: Citibank, N.A.)	125,000	7,179,038
Total Purchased Options (cost $61,419,046)		31,182,968
Total Long-Term Investment Securities (cost $5,892,664,212)		5,960,316,560
SHORT-TERM INVESTMENTS — 3.4%
Unaffiliated Investment Companies — 3.4%
AllianceBernstein Government STIF Portfolio, Class AB 1.68%(3) (cost $208,831,753)	208,831,753	208,831,753
TOTAL INVESTMENTS (cost $6,101,495,965)(4)	100.7%	6,169,148,313
Other assets less liabilities	(0.7)	(43,354,668)
NET ASSETS	100.0%	$6,125,793,645
#	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of July 31, 2022.
(4)	See Note 3 for cost of investments on a tax basis.
STIF—Short Term Index Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
3,700	Short	S&P 500 E-Mini Index	September 2022	$713,034,527	$764,697,500	$(51,662,973)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$5,063,766,178	$ —	$—	$5,063,766,178
Convertible Bonds & Notes	—	1,563,020	—	1,563,020
U.S. Government & Agency Obligations	—	863,804,394	—	863,804,394
Purchased Options	—	31,182,968	—	31,182,968
Short-Term Investments	208,831,753	—	—	208,831,753
Total Investments at Value	$5,272,597,931	$896,550,382	$—	$6,169,148,313
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 51,662,973	$ —	$—	$ 51,662,973
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO PROFILE — July 31, 2022— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	48.0%
Domestic Fixed Income Investment Companies	23.7
Short-Term Investments	18.7
International Equity Investment Companies	9.3
Purchased Options	0.3
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 81.0%#(1)
Domestic Equity Investment Companies — 48.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,542,429	$180,794,030
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,300,714	31,979,924
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,564,489	19,884,658
Total Domestic Equity Investment Companies (cost $185,741,644)		232,658,612
Domestic Fixed Income Investment Companies — 23.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,405,665	53,786,367
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,134,826	61,409,607
Total Domestic Fixed Income Investment Companies (cost $124,193,811)		115,195,974
International Equity Investment Companies — 9.3%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $43,537,631)	3,947,563	45,081,171
Total Affiliated Investment Companies (cost $353,473,086)		392,935,757
PURCHASED OPTIONS† — 0.3%
Purchased Options - Puts — 0.3%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 12/16/2022; Strike Price: $3,100) (cost $2,690,568)	487	1,244,285
Total Long-Term Investment Securities (cost $356,163,654)		394,180,042
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 18.7%
Unaffiliated Investment Companies — 18.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(2)	87,984,256	$ 87,984,256
T. Rowe Price Treasury Reserve Fund 0.14%(2)	1,053	1,053
		87,985,309
U.S. Government — 0.6%
United States Treasury Bills
0.74%, 09/08/2022(3)	$ 2,830,000	2,823,716
Total Short-Term Investments (cost $90,811,276)		90,809,025
TOTAL INVESTMENTS (cost $446,974,930)(4)	100.0%	484,989,067
Other assets less liabilities	0.0	235,081
NET ASSETS	100.0%	$485,224,148
#	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of July 31, 2022.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Long	E-Mini Russell 2000 Index	September 2022	$ 455,384	$ 471,325	$ 15,941
12	Long	MSCI EAFE Index	September 2022	1,142,758	1,171,260	28,502
119	Long	S&P 500 E-Mini Index	September 2022	23,510,914	24,594,325	1,083,411
3	Long	S&P Mid Cap 400 E-Mini Index	September 2022	738,013	754,320	16,307
51	Long	U.S. Treasury Long Bonds	September 2022	7,184,032	7,344,000	159,968
170	Long	U.S. Treasury 5 Year Notes	September 2022	19,134,757	19,333,516	198,759
166	Long	U.S. Treasury 10 Year Notes	September 2022	19,769,707	20,109,344	339,637
						$1,842,525
						Unrealized (Depreciation)
132	Long	U.S. Treasury 2 Year Notes	September 2022	$27,870,470	$27,780,844	$ (89,626)
35	Long	U.S. Treasury Ultra Bonds	September 2022	5,573,530	5,540,938	(32,592)
						$ (122,218)
Net Unrealized Appreciation (Depreciation)						$1,720,307
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2022— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$392,935,757	$ —	$—	$392,935,757
Purchased Options	1,244,285	—	—	1,244,285
Short-Term Investments:
U.S. Government	—	2,823,716	—	2,823,716
Other Short-Term Investments	87,985,309	—	—	87,985,309
Total Investments at Value	$482,165,351	$2,823,716	$—	$484,989,067
Other Financial Instruments:†
Futures Contracts	$ 1,842,525	$ —	$—	$ 1,842,525
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 122,218	$ —	$—	$ 122,218
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2022 — (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond
ASSETS:
Investments at value (unaffiliated)*	$1,668,307,728	$538,715,895	$53,516,623	$722,622,115	$380,542,512
Investments at value (affiliated)*	—	—	18,402,820	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	68,903,164	1,670,040	1	—	232
Foreign cash*	—	—	—	3,743,214	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	7,244,102	—
Receivable for:
Fund shares sold	330,934	5,516	46,258	300,838	144,066
Dividends and interest	235,835	54,233	507	2,368,263	1,100,406
Investments sold	1,615,957	638,201	—	—	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	12,252	11,528	5,047	10,865	12,236
Due from investment adviser for expense reimbursements/fee waivers	—	21,516	26,372	—	—
Variation margin on futures contracts	—	—	—	588,036	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	222,625	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	1,739,405,870	541,116,929	71,997,628	737,100,058	381,799,452

LIABILITIES:
Payable for:
Fund shares redeemed	528,890	322,304	2,265	11	1,123,880
Investments purchased	2,403,468	196,781	394,518	—	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	840,668	397,905	37,227	516,084	147,429
Service fees — Class 2	9,348	1,119	—	—	1,537
Service fees — Class 3	111,061	80,354	14,296	150,916	48,254
Transfer agent fees	1,032	535	229	153	992
Trustees’ fees and expenses	13,385	3,701	531	4,964	2,063
Other accrued expenses	153,594	59,180	70,389	346,535	70,961
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	143,188	—
Due to investment adviser from expense recoupment	—	—	—	8,174	—
Due to custodian	—	—	—	378,309	—
Due to custodian for foreign cash	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	51,380	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	4,061,446	1,061,879	519,455	1,599,714	1,395,116

Net Assets	$1,735,344,424	$540,055,050	$71,478,173	$735,500,344	$380,404,336

* Cost
Investments (unaffiliated)	$1,233,772,061	$513,472,572	$58,064,087	$778,808,727	$385,961,572

Investments (affiliated)	$—	$—	$19,041,149	$—	$—

Foreign cash	$—	$—	$—	$3,656,887	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

409

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$961,133,534	$343,255,664	$77,598,870	$851,650,439	$392,855,595
Total accumulated earnings (loss)	774,210,890	196,799,386	(6,120,697)	(116,150,095)	(12,451,259)

Net Assets	$1,735,344,424	$540,055,050	$71,478,173	$735,500,344	$380,404,336

Class 1 (unlimited shares authorized):
Net assets	$1,100,535,120	$127,145,913	$105,315	$746,327	$140,916,139
Shares of beneficial interest issued and outstanding	18,484,891	7,141,281	7,067	80,135	13,704,624
Net asset value, offering and redemption price per share	$59.54	$17.80	$14.90	$9.31	$10.28

Class 2 (unlimited shares authorized):
Net assets	$77,672,737	$9,364,304	$—	$—	$11,941,066
Shares of beneficial interest issued and outstanding	1,325,878	526,878	—	—	1,178,029
Net asset value, offering and redemption price per share	$58.58	$17.77	$—	$—	$10.14

Class 3 (unlimited shares authorized):
Net assets	$557,136,567	$403,544,833	$71,372,858	$734,754,017	$227,547,131
Shares of beneficial interest issued and outstanding	9,710,574	22,966,335	4,801,397	79,102,243	22,697,127
Net asset value, offering and redemption price per share	$57.37	$17.57	$14.87	$9.29	$10.03

See Notes to Financial Statements

410

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
ASSETS:
Investments at value (unaffiliated)*	$85,395,888	$1,332,840,470	$268,373,611	$307,433,232	$518,728,741
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	3,343,451
Cash	3,473,945	13,869,789	1,977,893	634,649	26
Foreign cash*	4,282,059	—	6	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	46	665,006	—	—	—
Receivable for:
Fund shares sold	73,971	11,183	19,708	17,691	197,599
Dividends and interest	348,194	14,300,064	408,812	470,728	4,034,831
Investments sold	—	31,404	680,535	1,090,599	—
Investments sold on an extended settlement basis	—	436,500	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	4,994	13,169	22,093	11,963	5,686
Due from investment adviser for expense reimbursements/fee waivers	48,124	—	—	—	5,416
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	93,627,221	1,362,167,585	271,482,658	309,658,862	526,315,750

LIABILITIES:
Payable for:
Fund shares redeemed	17,063	358,720	76,198	51,336	56,303
Investments purchased	1,507	48,209	1,113,037	297,227	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	35,238	586,944	162,036	189,200	131,793
Service fees — Class 2	—	1,546	—	441	—
Service fees — Class 3	2,778	189,097	2,023	33,263	15,328
Transfer agent fees	535	688	421	612	688
Trustees’ fees and expenses	488	8,800	2,452	2,062	3,186
Other accrued expenses	40,050	167,743	174,567	57,540	125,301
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	352,646	—	—	—	—
Variation margin on futures contracts	39,480	147,656	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	489,785	1,509,403	1,530,734	631,681	332,599

Net Assets	$93,137,436	$1,360,658,182	$269,951,924	$309,027,181	$525,983,151

* Cost
Investments (unaffiliated)	$91,180,701	$1,402,633,312	$251,960,952	$267,372,767	$547,918,579

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$4,480,271	$—	$6	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

411

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$100,972,556	$1,390,813,074	$235,832,715	$227,988,854	$539,326,801
Total accumulated earnings (loss)	(7,835,120)	(30,154,892)	34,119,209	81,038,327	(13,343,650)

Net Assets	$93,137,436	$1,360,658,182	$269,951,924	$309,027,181	$525,983,151

Class 1 (unlimited shares authorized):
Net assets	$79,706,790	$437,430,362	$259,560,928	$138,508,335	$452,430,883
Shares of beneficial interest issued and outstanding	5,816,396	35,733,272	15,900,305	9,148,769	45,457,883
Net asset value, offering and redemption price per share	$13.70	$12.24	$16.32	$15.14	$9.95

Class 2 (unlimited shares authorized):
Net assets	$—	$12,341,791	$—	$3,667,819	$—
Shares of beneficial interest issued and outstanding	—	1,008,935	—	243,158	—
Net asset value, offering and redemption price per share	$—	$12.23	$—	$15.08	$—

Class 3 (unlimited shares authorized):
Net assets	$13,430,646	$910,886,029	$10,390,996	$166,851,027	$73,552,268
Shares of beneficial interest issued and outstanding	987,497	75,144,588	639,829	11,162,928	7,441,161
Net asset value, offering and redemption price per share	$13.60	$12.12	$16.24	$14.95	$9.88

See Notes to Financial Statements

412

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core†	SA Franklin Systematic U.S. Large Cap Value
ASSETS:
Investments at value (unaffiliated)*	$506,391,368	$1,357,586,509	$316,204,369	$149,079,203	$387,533,834
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	2,738,548	—	—	—	—
Cash	11	—	—	—	—
Foreign cash*	—	—	45	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	218,710	38,744	42,853	5,049	119,642
Dividends and interest	3,016,039	2,278,960	99,679	262,456	337,756
Investments sold	4,800,000	21,089,543	3,650,473	—	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,645	16,566	9,710	4,756	9,794
Due from investment adviser for expense reimbursements/fee waivers	11,657	58,870	12,483	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	517,181,978	1,381,069,192	320,019,612	149,351,464	388,001,026

LIABILITIES:
Payable for:
Fund shares redeemed	67,791	749,524	233,113	37,952	65,959
Investments purchased	—	23,545,404	2,840,865	—	—
Investments purchased on an extended settlement basis	—	—	906,715	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	130,255	804,580	243,264	59,560	188,245
Service fees — Class 2	—	4,948	—	—	615
Service fees — Class 3	7,744	91,729	38,062	1,296	43,610
Transfer agent fees	650	803	497	421	497
Trustees’ fees and expenses	2,902	8,349	2,168	1,113	2,651
Other accrued expenses	105,482	131,194	62,250	64,077	82,413
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	314,824	25,336,531	4,326,934	164,419	383,990

Net Assets	$516,867,154	$1,355,732,661	$315,692,678	$149,187,045	$387,617,036

* Cost
Investments (unaffiliated)	$527,380,760	$1,139,451,094	$311,802,672	$132,875,020	$396,752,244

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$45	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

413

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core†	SA Franklin Systematic U.S. Large Cap Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$527,691,911	$819,453,196	$229,888,565	$105,493,307	$301,830,123
Total accumulated earnings (loss)	(10,824,757)	536,279,465	85,804,113	43,693,738	85,786,913

Net Assets	$516,867,154	$1,355,732,661	$315,692,678	$149,187,045	$387,617,036

Class 1 (unlimited shares authorized):
Net assets	$479,572,232	$868,763,342	$123,024,039	$142,647,531	$166,547,456
Shares of beneficial interest issued and outstanding	47,890,137	38,231,423	6,234,299	7,037,199	12,038,257
Net asset value, offering and redemption price per share	$10.01	$22.72	$19.73	$20.27	$13.83

Class 2 (unlimited shares authorized):
Net assets	$—	$40,109,727	$—	$—	$5,063,413
Shares of beneficial interest issued and outstanding	—	1,765,893	—	—	367,184
Net asset value, offering and redemption price per share	$—	$22.71	$—	$—	$13.79

Class 3 (unlimited shares authorized):
Net assets	37,294,922	446,859,592	$192,668,639	$6,539,514	$216,006,167
Shares of beneficial interest issued and outstanding	3,745,263	19,830,770	9,911,531	324,223	15,885,289
Net asset value, offering and redemption price per share	$9.96	$22.53	$19.44	$20.17	$13.60

†	See Note 1

See Notes to Financial Statements

414

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
ASSETS:
Investments at value (unaffiliated)*	$76,101,586	$—	$—	$—	$328,548,482
Investments at value (affiliated)*	—	83,269,701	80,354,234	298,508,263	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	16,930	—	—	—	—
Foreign cash*	16,736	—	—	—	9,127
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	2,080,994
Receivable for:
Fund shares sold	72,875	1,694	23,694	68,054	706
Dividends and interest	278,543	—	—	—	1,500,697
Investments sold	74,744	7,610	—	—	480
Investments sold on an extended settlement basis	—	—	—	—	15,969,952
Written options	—	—	—	—	293,495
Receipts on swap contracts	—	—	—	—	227,028
Prepaid expenses and other assets	4,897	4,758	4,758	4,770	10,325
Due from investment adviser for expense reimbursements/fee waivers	1,998	888	820	—	—
Variation margin on futures contracts	1,986,250	—	—	—	326,665
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	2,969,462
Swap premiums paid	—	—	—	—	2,020,981
Unrealized appreciation on swap contracts	—	—	—	—	1,645,084

Total assets	78,554,559	83,284,651	80,383,506	298,581,087	355,603,478

LIABILITIES:
Payable for:
Fund shares redeemed	12,259	9,305	4,448	10,334	143,433
Investments purchased	82,810	—	19,245	57,720	453,623
Investments purchased on an extended settlement basis	—	—	—	—	18,820,267
Payments on swap contracts	—	—	—	—	90,123
Investment advisory and management fees	43,624	6,755	6,513	23,993	171,294
Service fees — Class 2	—	—	—	—	408
Service fees — Class 3	15,541	16,870	16,260	59,231	52,560
Transfer agent fees	267	191	191	191	573
Trustees’ fees and expenses	—	642	639	1,779	2,350
Other accrued expenses	59,204	58,632	60,207	60,248	90,037
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	216,499
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	147,161
Due to custodian for foreign cash	—	—	—	—	505
Due to broker	1,661,427	—	—	—	—
Call and put options written, at value@	—	—	—	—	1,055,354
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	2,667,526
Swap premiums received	—	—	—	—	1,776,108
Unrealized depreciation on swap contracts	—	—	—	—	2,019,698

Total liabilities	1,875,132	92,395	107,503	213,496	27,707,519

Net Assets	$76,679,427	$83,192,256	$80,276,003	$298,367,591	$327,895,959

* Cost
Investments (unaffiliated)	$74,589,116	$—	$—	$—	$348,688,163

Investments (affiliated)	$—	$82,371,309	$78,735,818	$285,807,297	$—

Foreign cash	$16,649	$—	$—	$—	$9,127

@ Premiums received on options written	$—	$—	$—	$—	$1,898,263

See Notes to Financial Statements

415

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$71,295,305	$81,355,563	$77,424,192	$276,619,055	$383,440,018
Total accumulated earnings (loss)	5,384,122	1,836,693	2,851,811	21,748,536	(55,544,059)

Net Assets	$76,679,427	$83,192,256	$80,276,003	$298,367,591	$327,895,959

Class 1 (unlimited shares authorized):
Net assets	$194,325	$89,618	$105,526	$3,719,541	$71,822,357
Shares of beneficial interest issued and outstanding	17,207	5,449	6,232	209,979	7,439,882
Net asset value, offering and redemption price per share	$11.29	$16.45	$16.93	$17.71	$9.65

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$3,256,316
Shares of beneficial interest issued and outstanding	—	—	—	—	341,107
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$9.55

Class 3 (unlimited shares authorized):
Net assets	$76,485,102	$83,102,638	$80,170,477	$294,648,050	$252,817,286
Shares of beneficial interest issued and outstanding	6,792,462	5,062,814	4,743,444	16,733,047	26,828,786
Net asset value, offering and redemption price per share	$11.26	$16.41	$16.90	$17.61	$9.42

See Notes to Financial Statements

416

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
ASSETS:
Investments at value (unaffiliated)*	$36,679,685	$—	$—	$—	$664,477,313
Investments at value (affiliated)*	—	234,837,001	443,060,669	1,170,468,261	—
Repurchase agreements (cost approximates value)	—	—	—	—	15,984,996
Cash	—	—	—	—	—
Foreign cash*	206,317	—	—	—	1,454,294
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	313,719	—	—	—	30
Receivable for:
Fund shares sold	90,669	97,976	1,554,581	220,326	406,780
Dividends and interest	64,689	—	—	—	2,497,081
Investments sold	517,007	—	—	—	—
Investments sold on an extended settlement basis	18,060	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	5,698	—	—	—	—
Prepaid expenses and other assets	4,859	4,814	2,981	4,749	5,931
Due from investment adviser for expense reimbursements/fee waivers	8,278	—	—	—	—
Variation margin on futures contracts	14,219	—	—	—	302,625
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	65,226	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	37,988,426	234,939,791	444,618,231	1,170,693,336	685,129,050

LIABILITIES:
Payable for:
Fund shares redeemed	492	2,730	1,021	37,167	52,913
Investments purchased	431,458	95,246	1,553,561	183,158	—
Investments purchased on an extended settlement basis	98,395	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	21,200	19,086	35,535	94,092	221,224
Service fees — Class 2	—	—	—	—	—
Service fees — Class 3	7,545	47,648	88,401	233,924	3,752
Transfer agent fees	229	191	191	191	688
Trustees’ fees and expenses	353	1,470	2,673	7,027	4,329
Other accrued expenses	58,446	53,140	54,558	82,816	175,674
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	3,258	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	4,481
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	20,173	—	—	—	—

Total liabilities	641,549	219,511	1,735,940	638,375	463,061

Net Assets	$37,346,877	$234,720,280	$442,882,291	$1,170,054,961	$684,665,989

* Cost
Investments (unaffiliated)	$36,955,090	$—	$—	$—	$644,082,661

Investments (affiliated)	$—	$220,381,082	$396,244,432	$1,030,062,241	$—

Foreign cash	$206,226	$—	$—	$—	$1,430,997

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

417

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$37,261,819	$208,460,070	$373,854,224	$976,218,829	$644,420,562
Total accumulated earnings (loss)	85,058	26,260,210	69,028,067	193,836,132	40,245,427

Net Assets	$37,346,877	$234,720,280	$442,882,291	$1,170,054,961	$684,665,989

Class 1 (unlimited shares authorized):
Net assets	$133,163	$327,541	$2,031,756	$6,395,702	$665,947,570
Shares of beneficial interest issued and outstanding	13,172	24,857	141,867	433,792	58,314,778
Net asset value, offering and redemption price per share	$10.11	$13.18	$14.32	$14.74	$11.42

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$37,213,714	$234,392,739	$440,850,535	$1,163,659,259	$18,718,419
Shares of beneficial interest issued and outstanding	3,693,811	17,845,856	30,937,595	79,285,436	1,651,331
Net asset value, offering and redemption price per share	$10.07	$13.13	$14.25	$14.68	$11.34

See Notes to Financial Statements

418

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets
ASSETS:
Investments at value (unaffiliated)*	$256,303,009	$435,201,869	$428,916,381	$440,413,749	$189,219,691
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	5,990,527	—	—	—
Cash	15,415,939	—	12,616,599	7,414,076	3,584,618
Foreign cash*	17,484	—	—	35,965	789,228
Cash collateral for futures contracts	—	—	—	13,000	223,000
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	53,754
Receivable for:
Fund shares sold	81,004	78,399	7,904	75,749	7,587
Dividends and interest	—	416,204	520,509	1,644,193	807,269
Investments sold	252,798	4,802,850	3,817,713	5,404,764	634,542
Investments sold on an extended settlement basis	—	—	—	3,731,275	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	9,738	10,070	9,885	14,299	9,828
Due from investment adviser for expense reimbursements/fee waivers	—	17,927	34,736	762	20,582
Variation margin on futures contracts	—	—	—	294,997	58,038
Unrealized appreciation on forward foreign currency contracts	—	—	—	74,652	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	272,079,972	446,517,846	445,923,727	459,117,481	195,408,137

LIABILITIES:
Payable for:
Fund shares redeemed	63,626	106,453	106,666	212,416	31,797
Investments purchased	2,807,847	2,745,973	8,553,258	4,587,505	1,151,586
Investments purchased on an extended settlement basis	19,027	—	—	3,822,528	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	159,993	263,711	295,259	223,855	183,940
Service fees — Class 2	299	381	959	2,245	298
Service fees — Class 3	29,477	21,753	31,221	59,519	24,461
Transfer agent fees	650	688	650	611	612
Trustees’ fees and expenses	2,433	3,275	3,715	3,068	1,461
Other accrued expenses	65,404	74,591	75,132	170,988	282,024
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	87,233
Variation margin on futures contracts	—	—	—	631,702	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	238,291	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	13,980	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	3,148,756	3,216,825	9,066,860	9,966,708	1,763,412

Net Assets	$268,931,216	$443,301,021	$436,856,867	$449,150,773	$193,644,725

* Cost
Investments (unaffiliated)	$253,909,887	$381,318,125	$315,691,384	$464,465,258	$212,608,232

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$17,316	$—	$—	$18,873	$838,079

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

419

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets
NET ASSETS REPRESENTED BY:
Paid-in capital	$220,720,325	$295,317,425	$244,945,282	$418,339,652	$216,911,063
Total accumulated earnings (loss)	48,210,891	147,983,596	191,911,585	30,811,121	(23,266,338)

Net Assets	$268,931,216	$443,301,021	$436,856,867	$449,150,773	$193,644,725

Class 1 (unlimited shares authorized):
Net assets	$117,708,884	$332,341,534	$271,328,662	$140,556,527	$75,264,838
Shares of beneficial interest issued and outstanding	14,678,099	13,668,775	15,382,033	7,280,779	9,862,610
Net asset value, offering and redemption price per share	$8.02	$24.31	$17.64	$19.31	$7.63

Class 2 (unlimited shares authorized):
Net assets	$2,496,310	$3,147,001	$8,045,090	$18,157,368	$2,348,378
Shares of beneficial interest issued and outstanding	334,780	129,554	472,485	944,373	309,493
Net asset value, offering and redemption price per share	$7.46	$24.29	$17.03	$19.23	$7.59

Class 3 (unlimited shares authorized):
Net assets	$148,726,022	$107,812,486	$157,483,115	$290,436,878	$116,031,509
Shares of beneficial interest issued and outstanding	20,880,250	4,469,367	9,497,322	15,211,020	15,442,981
Net asset value, offering and redemption price per share	$7.12	$24.12	$16.58	$19.09	$7.51

See Notes to Financial Statements

420

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
ASSETS:
Investments at value (unaffiliated)*	$1,125,564,849	$318,489,906	$1,783,084,745	$607,406,696	$313,451,923
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	2,171,430	62,591,242	16,466,716	—
Cash	9,598,731	—	2,118,863	—	588,598
Foreign cash*	—	26,815	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	51	—	—
Receivable for:
Fund shares sold	104,069	933	25,879	182,350	127,309
Dividends and interest	1,713,580	1,042,308	10,365,949	51,420	166,395
Investments sold	1,264,399	—	543,855	1,733,302	—
Investments sold on an extended settlement basis	—	—	30,383,555	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	12,879	10,045	14,834	8,333	5,458
Due from investment adviser for expense reimbursements/fee waivers	—	—	149,145	49,143	1,296
Variation margin on futures contracts	—	—	736,453	—	6,000
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	1,138,258,507	321,741,437	1,890,014,571	625,897,960	314,346,979

LIABILITIES:
Payable for:
Fund shares redeemed	302,367	111,148	383,801	138,612	74,517
Investments purchased	896,369	—	2,003,803	472,131	—
Investments purchased on an extended settlement basis	—	—	104,305,690	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	506,411	197,589	894,892	377,438	74,375
Service fees — Class 2	1,283	334	751	1,904	—
Service fees — Class 3	62,435	9,545	173,726	69,381	7,107
Transfer agent fees	726	535	688	841	421
Trustees’ fees and expenses	6,808	2,390	11,642	4,848	2,290
Other accrued expenses	107,078	86,557	233,645	207,062	75,936
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	33,718	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	42
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,883,477	408,098	108,042,356	1,272,217	234,688

Net Assets	$1,136,375,030	$321,333,339	$1,781,972,215	$624,625,743	$314,112,291

* Cost
Investments (unaffiliated)	$829,201,691	$263,714,347	$1,899,788,132	$622,663,200	$223,175,464

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$26,820	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

421

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$635,357,455	$198,591,959	$1,885,489,332	$500,178,147	$181,694,344
Total accumulated earnings (loss)	501,017,575	122,741,380	(103,517,117)	124,447,596	132,417,947

Net Assets	$1,136,375,030	$321,333,339	$1,781,972,215	$624,625,743	$314,112,291

Class 1 (unlimited shares authorized):
Net assets	$818,648,886	$270,920,671	$944,912,303	$259,586,621	$277,553,791
Shares of beneficial interest issued and outstanding	20,878,419	12,881,950	110,709,634	12,943,610	11,377,927
Net asset value, offering and redemption price per share	$39.21	$21.03	$8.54	$20.06	$24.39

Class 2 (unlimited shares authorized):
Net assets	$10,458,284	$2,766,981	$5,913,010	$15,864,340	$—
Shares of beneficial interest issued and outstanding	267,350	132,000	695,815	838,773	—
Net asset value, offering and redemption price per share	$39.12	$20.96	$8.50	$18.91	$—

Class 3 (unlimited shares authorized):
Net assets	$307,267,860	$47,645,687	$831,146,902	$349,174,782	$36,558,500
Shares of beneficial interest issued and outstanding	7,914,527	2,293,985	98,631,129	19,169,522	1,507,746
Net asset value, offering and redemption price per share	$38.82	$20.77	$8.43	$18.22	$24.25

See Notes to Financial Statements

422

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
ASSETS:
Investments at value (unaffiliated)*	$2,930,571,485	$318,458,481	$657,794,012	$959,121,084	$504,557,014
Investments at value (affiliated)*	3,451,092	727,990	—	—	—
Repurchase agreements (cost approximates value)	38,719,965	—	—	—	—
Cash	—	418,218	2,230,219	3,772,344	14,524,118
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	18
Receivable for:
Fund shares sold	1,080,310	39,268	140,475	335	110,270
Dividends and interest	2,734,257	407,356	496,023	536,335	1,510,831
Investments sold	—	—	—	604,511	—
Investments sold on an extended settlement basis	—	—	—	—	7,087,727
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	5,415	10,746	12,198	11,391
Due from investment adviser for expense reimbursements/fee waivers	334,097	—	—	31,099	—
Variation margin on futures contracts	660,000	12,000	—	—	36,883
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	2,977,551,206	320,068,728	660,671,475	964,077,906	527,838,252

LIABILITIES:
Payable for:
Fund shares redeemed	627,445	85,544	141,004	264,855	157,234
Investments purchased	—	—	—	990,761	—
Investments purchased on an extended settlement basis	—	—	—	—	19,527,234
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	899,549	78,196	347,012	530,847	272,814
Service fees — Class 2	—	—	353	836	2,389
Service fees — Class 3	14,423	7,514	33,425	67,602	71,528
Transfer agent fees	764	421	650	535	573
Trustees’ fees and expenses	20,130	2,002	4,951	6,831	3,275
Other accrued expenses	305,750	81,329	89,554	119,661	99,131
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	7,250
Due to investment adviser from expense recoupment	—	2,903	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	43	28	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,868,104	257,937	616,949	1,981,928	20,141,428

Net Assets	$2,975,683,102	$319,810,791	$660,054,526	$962,095,978	$507,696,824

* Cost
Investments (unaffiliated)	$1,527,500,622	$288,987,069	$513,041,364	$637,174,298	$438,607,131

Investments (affiliated)	$3,559,614	$690,616	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

423

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,299,699,439	$254,190,569	$376,956,629	$389,063,073	$381,031,145
Total accumulated earnings (loss)	1,675,983,663	65,620,222	283,097,897	573,032,905	126,665,679

Net Assets	$2,975,683,102	$319,810,791	$660,054,526	$962,095,978	$507,696,824

Class 1 (unlimited shares authorized):
Net assets	$2,903,171,484	$282,148,191	$488,347,508	$620,327,924	$139,147,721
Shares of beneficial interest issued and outstanding	89,002,265	15,295,662	32,465,442	23,149,835	7,105,671
Net asset value, offering and redemption price per share	$32.62	$18.45	$15.04	$26.80	$19.58

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$2,964,762	$6,892,305	$19,343,903
Shares of beneficial interest issued and outstanding	—	—	198,284	257,173	987,277
Net asset value, offering and redemption price per share	$—	$—	$14.95	$26.80	$19.59

Class 3 (unlimited shares authorized):
Net assets	$72,511,618	$37,662,600	$168,742,256	$334,875,749	$349,205,200
Shares of beneficial interest issued and outstanding	2,235,331	2,054,037	11,409,721	12,592,495	17,922,009
Net asset value, offering and redemption price per share	$32.44	$18.34	$14.79	$26.59	$19.48

See Notes to Financial Statements

424

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
ASSETS:
Investments at value (unaffiliated)*	$408,993,834	$344,267,561	$524,533,898	$787,397,602	$258,063,421
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	15,902,587	—	1,043,690	448,100,000	—
Cash	799,259	5,381,664	—	15,692,470	57,786
Foreign cash*	—	111,237	440,710	447,090	—
Cash collateral for futures contracts	—	—	—	23,581,000	—
Cash collateral for centrally cleared swap contracts	—	—	—	1,375,000	—
Due from broker	12	—	—	358,940	—
Receivable for:
Fund shares sold	218,736	20,794	7,314	24,240	8,570
Dividends and interest	172,845	1,739,685	3,223,530	1,973,822	4,565,719
Investments sold	—	412,182	1,700	392,030	289,249
Investments sold on an extended settlement basis	—	2,092,604	—	75,892,088	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	62,717	—
Prepaid expenses and other assets	5,475	10,460	2,329,533	12,362	10,098
Due from investment adviser for expense reimbursements/fee waivers	—	14,425	31,729	—	—
Variation margin on futures contracts	232,400	—	—	6,548,147	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	119,580	—
Swap premiums paid	—	—	—	51,084	—
Unrealized appreciation on swap contracts	—	—	—	3,121,939	—

Total assets	426,325,148	354,050,612	531,612,104	1,365,150,111	262,994,843

LIABILITIES:
Payable for:
Fund shares redeemed	37,418	159,652	157,581	291,347	52,420
Investments purchased	—	833,908	—	91,958,889	537,886
Investments purchased on an extended settlement basis	—	—	—	190,409,398	351,365
Payments on swap contracts	—	—	—	81,515	—
Investment advisory and management fees	101,278	241,420	358,902	762,376	137,055
Service fees — Class 2	—	785	978	—	708
Service fees — Class 3	10,625	24,149	71,579	222,315	26,641
Transfer agent fees	688	726	535	191	726
Trustees’ fees and expenses	2,628	2,642	3,978	7,546	1,767
Other accrued expenses	88,536	94,548	208,215	154,245	77,918
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	144,930	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	5,023,011	—
Call and put options written, at value@	—	—	—	35,079	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	42,608	—
Swap premiums received	—	—	—	941,707	—
Unrealized depreciation on swap contracts	—	—	—	550,161	—

Total liabilities	241,173	1,357,830	801,768	290,625,318	1,186,486

Net Assets	$426,083,975	$352,692,782	$530,810,336	$1,074,524,793	$261,808,357

* Cost
Investments (unaffiliated)	$358,781,684	$351,734,152	$593,761,250	$813,853,924	$284,716,572

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$111,028	$437,058	$506,173	$—

@ Premiums received on options written	$—	$—	$—	$109,525	$—

See Notes to Financial Statements

425

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$337,935,270	$314,680,263	$533,544,988	$1,216,510,834	$288,484,998
Total accumulated earnings (loss)	88,148,705	38,012,519	(2,734,652)	(141,986,041)	(26,676,641)

Net Assets	$426,083,975	$352,692,782	$530,810,336	$1,074,524,793	$261,808,357

Class 1 (unlimited shares authorized):
Net assets	$371,752,181	$228,232,587	$173,419,257	$190,652	$125,777,309
Shares of beneficial interest issued and outstanding	26,754,228	23,418,047	13,197,753	20,182	24,750,235
Net asset value, offering and redemption price per share	$13.90	$9.75	$13.14	$9.45	$5.08

Class 2 (unlimited shares authorized):
Net assets	$—	$6,354,012	$7,955,562	$—	$5,754,552
Shares of beneficial interest issued and outstanding	—	655,303	605,543	—	1,133,113
Net asset value, offering and redemption price per share	$—	$9.70	$13.14	$—	$5.08

Class 3 (unlimited shares authorized):
Net assets	$54,331,794	$118,106,183	$349,435,517	$1,074,334,141	$130,276,496
Shares of beneficial interest issued and outstanding	3,942,148	12,221,400	26,695,120	115,058,330	25,869,132
Net asset value, offering and redemption price per share	$13.78	$9.66	$13.09	$9.34	$5.04

See Notes to Financial Statements

426

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
ASSETS:
Investments at value (unaffiliated)*	$313,228,408	$498,535,061	$281,145,470	$609,745,615	$1,535,394,764
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	14,778,793	—	—
Cash	107	—	633,775	45,478	—
Foreign cash*	—	321,998	—	51,433	524,853
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	7,529,174	—	—	—
Receivable for:
Fund shares sold	20,323	21,424	214,325	296,911	32,443
Dividends and interest	1,305,090	2,479,024	65,513	1,302,662	5,343,225
Investments sold	10,548,396	924,282	—	2,938,025	5,985,612
Investments sold on an extended settlement basis	788,630	39,288	338,760	—	3,491,837
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	2,278	—
Prepaid expenses and other assets	9,846	10,396	5,414	5,134	12,661
Due from investment adviser for expense reimbursements/fee waivers	13,354	—	—	—	—
Variation margin on futures contracts	—	1,428,601	108,750	7,823	657,845
Unrealized appreciation on forward foreign currency contracts	1,740,163	873,501	—	—	13,961
Swap premiums paid	—	—	—	26,342	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	327,654,317	512,162,749	297,290,800	614,421,701	1,551,457,201

LIABILITIES:
Payable for:
Fund shares redeemed	139,808	214,461	34,934	430	235,138
Investments purchased	—	617,268	—	3,054,350	4,145,824
Investments purchased on an extended settlement basis	—	—	—	24,349	21,354,734
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	251,891	350,174	82,561	343,162	954,522
Service fees — Class 2	549	—	—	—	—
Service fees — Class 3	18,991	104,148	9,233	123,307	312,460
Transfer agent fees	764	153	688	191	191
Trustees’ fees and expenses	1,752	3,659	1,887	4,500	10,204
Other accrued expenses	69,495	156,255	86,394	118,492	186,729
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	24,338
Variation margin on futures contracts	—	1,246,067	—	2,719	275,508
Due to investment adviser from expense recoupment	—	23,747	7,479	—	—
Due to custodian	—	8	—	—	59,393
Due to custodian for foreign cash	8,464	—
Due to broker	—	1,664,993	10	19,622	109,618
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	1,665,476	794,095	—	—	20,576
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	8,674	—

Total liabilities	2,157,190	5,175,028	223,186	3,699,796	27,689,235

Net Assets	$325,497,127	$506,987,721	$297,067,614	$610,721,905	$1,523,767,966

* Cost
Investments (unaffiliated)	$315,542,576	$521,145,193	$269,592,503	$613,074,778	$1,519,355,533

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$(8,478)	$307,143	$—	$51,237	$518,514

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

427

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$301,830,147	$504,048,809	$256,014,298	$558,702,212	$1,406,992,944
Total accumulated earnings (loss)	23,666,980	2,938,912	41,053,316	52,019,693	116,775,022

Net Assets	$325,497,127	$506,987,721	$297,067,614	$610,721,905	$1,523,767,966

Class 1 (unlimited shares authorized):
Net assets	$228,384,599	$243,428	$250,424,858	$379,467	$255,202
Shares of beneficial interest issued and outstanding	22,798,565	22,566	19,703,114	28,217	21,020
Net asset value, offering and redemption price per share	$10.02	$10.79	$12.71	$13.45	$12.14

Class 2 (unlimited shares authorized):
Net assets	$4,452,790	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	442,084	—	—	—	—
Net asset value, offering and redemption price per share	$10.07	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$92,659,738	$506,744,293	$46,642,756	$610,342,438	$1,523,512,764
Shares of beneficial interest issued and outstanding	9,230,314	47,130,715	3,699,196	45,515,386	125,847,612
Net asset value, offering and redemption price per share	$10.04	$10.75	$12.61	$13.41	$12.11

See Notes to Financial Statements

428

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
ASSETS:
Investments at value (unaffiliated)*	$1,700,808,034	$1,105,382,135	$92,053,310
Investments at value (affiliated)*	7,860,636,477	5,063,766,178	392,935,757
Repurchase agreements (cost approximates value)	—	—	—
Cash	1,636,464	1,091,002	—
Foreign cash*	—	493	—
Cash collateral for futures contracts	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—
Due from broker	—	—	—
Receivable for:
Fund shares sold	36,054	—	24,797
Dividends and interest	7,207,052	4,804,023	115,170
Investments sold	2,302,042	1,758,426	4,903
Investments sold on an extended settlement basis	18,297,938	15,554,789	—
Written options	3,290,574	2,193,716	—
Receipts on swap contracts	—	—	—
Prepaid expenses and other assets	21,738	10,461	8,267
Due from investment adviser for expense reimbursements/fee waivers	39,410	22,532	—
Variation margin on futures contracts	—	—	516,678
Unrealized appreciation on forward foreign currency contracts	—	—	—
Swap premiums paid	—	—	—
Unrealized appreciation on swap contracts	—	—	—

Total assets	9,594,275,783	6,194,583,755	485,658,882

LIABILITIES:
Payable for:
Fund shares redeemed	2,913,607	2,198,031	30,851
Investments purchased	9,738,922	5,690,575	1
Investments purchased on an extended settlement basis	14,399,241	13,260,602	—
Payments on swap contracts	—	—	—
Investment advisory and management fees	1,656,275	1,102,764	79,447
Service fees — Class 2	—	—	—
Service fees — Class 3	1,958,780	1,266,837	99,242
Transfer agent fees	268	268	153
Trustees’ fees and expenses	65,745	41,757	2,983
Other accrued expenses	583,569	391,103	208,646
Line of credit	—	—	—
Accrued foreign tax on capital gains	—	—	—
Variation margin on futures contracts	3,285,604	10,795,201	13,406
Due to investment adviser from expense recoupment	—	—	—
Due to custodian	—	—	—
Due to custodian for foreign cash	—	—	—
Due to broker	56,784,710	34,042,972	5
Call and put options written, at value@	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Swap premiums received	—	—	—
Unrealized depreciation on swap contracts	—	—	—

Total liabilities	91,386,721	68,790,110	434,734

Net Assets	$9,502,889,062	$6,125,793,645	$485,224,148

* Cost
Investments (unaffiliated)	$1,868,043,414	$1,208,814,204	$93,501,844

Investments (affiliated)	$7,404,711,674	$4,892,681,761	$353,473,086

Foreign cash	$—	$563	$—

@ Premiums received on options written	$—	$—	$—

See Notes to Financial Statements

429

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2022 — (unaudited)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
NET ASSETS REPRESENTED BY:
Paid-in capital	$8,748,511,876	$5,736,486,372	$480,115,797
Total accumulated earnings (loss)	754,377,186	389,307,273	5,108,351

Net Assets	$9,502,889,062	$6,125,793,645	$485,224,148

Class 1 (unlimited shares authorized):
Net assets	$447,019	$702,816	$325,055
Shares of beneficial interest issued and outstanding	36,307	54,440	29,541
Net asset value, offering and redemption price per share	$12.31	$12.91	$11.00

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$9,502,442,043	$6,125,090,829	$484,899,093
Shares of beneficial interest issued and outstanding	773,315,495	475,266,069	44,040,095
Net asset value, offering and redemption price per share	$12.29	$12.89	$11.01

See Notes to Financial Statements

430

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2022 — (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,457,301	$4,865,754	$752,077	$5,046,422	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	21,241	1,265	1,051	2,788,694	1,637,660
Interest (affiliated)	—	—	—	—	—

Total investment income*	4,478,542	4,867,019	753,128	7,835,116	1,637,660

EXPENSES:
Investment advisory and management fees	5,223,937	2,543,769	207,926	3,217,407	843,125
Services fees:
Class 2	59,346	7,227	—	—	9,389
Class 3	673,958	508,526	79,839	941,860	282,755
Transfer agent fees	2,088	1,083	439	285	2,010
Custodian and accounting fees	99,736	34,950	12,397	225,978	27,493
Reports to shareholders	16,716	16,826	2,321	12,056	7,600
Audit and tax fees	21,049	21,328	24,930	26,023	24,096
Legal fees	7,164	4,079	7,908	5,562	3,466
Trustees’ fees and expenses	16,718	4,901	492	6,378	2,564
Interest expense	—	318	—	14,648	—
License fee	—	—	—	—	—
Other expenses	10,647	19,810	18,614	31,647	17,149

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	6,131,359	3,162,817	354,866	4,481,844	1,219,647

Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(137,877)	(180,349)	(98,992)	—
Fees paid indirectly (Note 5)	(986)	(1,363)	—	—	—

Net expenses	6,130,373	3,023,577	174,517	4,382,852	1,219,647

Net investment income (loss)	(1,651,831)	1,843,442	578,611	3,452,264	418,013

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	74,285,845	35,525,103	(2,089,850)	(13,518,815)	(1,233,133)
Investments (affiliated)	—	—	(154,373)	—	—
Futures contracts	—	—	—	(16,653,083)	—
Forward contracts	—	—	—	(683,752)	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(606,925)	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	74,285,845	35,525,103	(2,244,223)	(31,462,575)	(1,233,133)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(302,164,855)	(86,482,158)	(2,407,719)	(50,663,060)	(3,388,230)
Investments (affiliated)	—	—	(1,540,346)	—	—
Futures contracts	—	—	—	4,834,186	—
Forward contracts	—	—	—	103,713	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(220)	—	—	65,672	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(302,165,075)	(86,482,158)	(3,948,065)	(45,659,489)	(3,388,230)

Net realized and unrealized gain (loss) on investments and foreign currencies	(227,879,230)	(50,957,055)	(6,192,288)	(77,122,064)	(4,621,363)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(229,531,061)	$(49,113,613)	$(5,613,677)	$(73,669,800)	$(4,203,350)

* Net of foreign withholding taxes on interest and dividends of	$15,009	$5,856	$—	$403,622	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

431

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2022 — (unaudited)

	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,638,801	$125	$1,983,029	$4,274,215	$173,760
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	2,243	28,481,911	369	530	6,283,549
Interest (affiliated)	—	—	—	—	—

Total investment income*	1,641,044	28,482,036	1,983,398	4,274,745	6,457,309

EXPENSES:
Investment advisory and management fees	218,736	3,697,933	1,059,012	1,102,035	800,145
Services fees:
Class 2	—	9,634	—	2,892	—
Class 3	17,024	1,207,596	12,080	206,877	94,455
Transfer agent fees	1,083	1,392	851	1,238	1,417
Custodian and accounting fees	80,396	100,591	94,950	18,436	34,659
Reports to shareholders	2,153	28,481	1,260	9,956	5,577
Audit and tax fees	22,544	27,065	24,818	22,439	22,878
Legal fees	4,961	5,931	4,239	3,462	3,943
Trustees’ fees and expenses	955	11,841	2,560	2,547	4,303
Interest expense	1,149	19,474	6,015	121	—
License fee	24,204	—	—	—	53,343
Other expenses	33,359	26,081	28,821	15,764	17,700

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	406,564	5,136,019	1,234,606	1,385,767	1,038,420

Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(106,466)	—	(3,209)	—	(34,085)
Fees paid indirectly (Note 5)	—	—	(30,440)	(1,751)	—

Net expenses	300,098	5,136,019	1,200,957	1,384,016	1,004,335

Net investment income (loss)	1,340,946	23,346,017	782,441	2,890,729	5,452,974

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(445,453)	(29,470,210)	(8,380,985)	14,804,243	(458,638)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(1,397,981)	(2,143,383)	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(305,072)	1	(11,890)	—	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(2,148,506)	(31,613,592)	(8,392,875)	14,804,243	(458,638)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(17,643,980)	(105,782,193)	(30,098,482)	(37,539,509)	(38,667,067)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(186,880)	(1,295,959)	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(44,085)	—	(18,435)	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	21,116	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(17,853,829)	(107,078,152)	(30,116,917)	(37,539,509)	(38,667,067)

Net realized and unrealized gain (loss) on investments and foreign currencies	(20,002,335)	(138,691,744)	(38,509,792)	(22,735,266)	(39,125,705)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,661,389)	$(115,345,727)	$(37,727,351)	$(19,844,537)	$(33,672,731)

* Net of foreign withholding taxes on interest and dividends of	$210,642	$—	$269,793	$—	$—

** Net of foreign withholding taxes on capital gains of	$2,758	$—	$4,684	$—	$—

See Notes to Financial Statements

432

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2022 — (unaudited)

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core+	SA Franklin Systematic U.S. Large Cap Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$132,525	$19,135,990	$2,285,417	$1,698,249	$4,528,621
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	4,575,852	24,942	21,566	3,424	11,157
Interest (affiliated)	—		—	—	—

Total investment income*	4,708,377	19,160,932	2,306,983	1,701,673	4,539,778

EXPENSES:
Investment advisory and management fees	757,883	5,167,829	1,572,533	367,128	1,200,841
Services fees:
Class 2	—	31,753	—	—	3,934
Class 3	47,691	591,167	243,515	7,640	277,755
Transfer agent fees	1,315	1,624	1,006	851	1,005
Custodian and accounting fees	32,858	80,516	29,854	16,305	26,095
Reports to shareholders	5,212	29,431	11,458	1,972	8,989
Audit and tax fees	22,802	21,049	21,050	24,526	21,045
Legal fees	3,863	5,901	3,550	1,040	12,606
Trustees’ fees and expenses	3,867	11,571	2,724	1,253	3,146
Interest expense	131	2,775	49	—	473
License fee	50,526	—	—	—	—
Other expenses	28,145	9,488	16,771	10,803	16,396

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	954,293	5,953,104	1,902,510	431,518	1,572,285

Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(44,605)	(363,870)	(81,152)	—	—
Fees paid indirectly (Note 5)	—	(15,408)	—	—	—

Net expenses	909,688	5,573,826	1,821,358	431,518	1,572,285

Net investment income (loss)	3,798,689	13,587,106	485,625	1,270,155	2,967,493

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(108,168)	57,974,686	14,413,529	8,564,674	(3,211,506)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(334)	(16,384)	—	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(108,168)	57,974,352	14,397,145	8,564,674	(3,211,506)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(20,860,837)	(145,553,358)	(39,452,917)	(13,455,714)	(18,932,006)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	89	(1,471)	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(20,860,837)	(145,553,269)	(39,454,388)	(13,455,714)	(18,932,006)

Net realized and unrealized gain (loss) on investments and foreign currencies	(20,969,005)	(87,578,917)	(25,057,243)	(4,891,040)	(22,143,512)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,170,316)	$(73,991,811)	$(24,571,618)	$(3,620,885)	$(19,176,019)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$41,960	$—	$1,667

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

433

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2022 — (unaudited)

	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$654,298	$—	$—	$—	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	214,256	—	—	—	2,966,357
Interest (affiliated)	—	—	—	—	—

Total investment income*	868,554	—	—	—	2,966,357

EXPENSES:
Investment advisory and management fees	263,274	41,109	39,732	147,264	1,090,224
Services fees:
Class 2	—	—	—	—	2,602
Class 3	93,799	102,659	99,198	363,480	338,839
Transfer agent fees	558	362	362	387	1,160
Custodian and accounting fees	24,170	4,861	4,861	4,861	208,852
Reports to shareholders	2,705	1,299	1,732	4,667	13,866
Audit and tax fees	25,019	18,256	18,256	16,200	33,017
Legal fees	4,432	1,162	659	910	3,608
Trustees’ fees and expenses	51	698	695	2,508	2,829
Interest expense	501	—	—	—	22,174
License fee	—	—	—	—	—
Other expenses	17,655	11,363	11,296	12,852	19,154

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	432,164	181,769	176,791	553,129	1,736,325

Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(33,221)	(5,115)	(6,078)	—	—
Fees paid indirectly (Note 5)	(287)	—	—	—	—

Net expenses	398,656	176,654	170,713	553,129	1,736,325

Net investment income (loss)	469,898	(176,654)	(170,713)	(553,129)	1,230,032

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	772,776	—	—	—	(29,799,618)
Investments (affiliated)	—	595,626	796,546	2,609,489	—
Futures contracts	(308,415)	—	—	—	(3,979,590)
Forward contracts	—	—	—	—	2,125,800
Swap contracts	—	—	—	—	424,507
Written option contracts	—	—	—	—	2,119,771
Net realized foreign exchange gain (loss) on other assets and liabilities	(7,247)	—	—	—	(1,141,816)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	457,114	595,626	796,546	2,609,489	(30,250,946)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(7,453,488)	—	—	—	(20,903,250)
Investments (affiliated)	—	(7,346,724)	(8,031,759)	(31,769,405)	—
Futures contracts	91,034	—	—	—	1,254,779
Forward contracts	—	—	—	—	192,966
Swap contracts	—	—	—	—	(1,141,491)
Written option contracts	—	—	—	—	650,707
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(1,272)	—	—	—	(59,480)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(7,363,726)	(7,346,724)	(8,031,759)	(31,769,405)	(20,005,769)

Net realized and unrealized gain (loss) on investments and foreign currencies	(6,906,612)	(6,751,098)	(7,235,213)	(29,159,916)	(50,256,715)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,436,714)	$(6,927,752)	$(7,405,926)	$(29,713,045)	$(49,026,683)

* Net of foreign withholding taxes on interest and dividends of	$47,490	$—	$—	$—	$16

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

434

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2022 — (unaudited)

	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$355,501	$—	$—	$—	$14,678,038
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	35,408	—	—	—	9,347
Interest (affiliated)	—	—	—	—	—

Total investment income*	390,909	—	—	—	14,687,385

EXPENSES:
Investment advisory and management fees	129,451	113,952	216,723	577,135	1,403,122
Services fees:
Class 2	—	—	—	—	—
Class 3	46,064	284,213	539,027	1,435,027	22,810
Transfer agent fees	439	387	387	387	1,392
Custodian and accounting fees	18,560	5,951	5,951	5,951	94,546
Reports to shareholders	1,431	3,676	5,389	11,052	7,249
Audit and tax fees	24,943	18,343	16,286	16,286	22,851
Legal fees	3,756	3,375	3,821	5,413	4,664
Trustees’ fees and expenses	200	1,918	3,793	10,244	5,756
Interest expense	190	—	—	—	17,806
License fee	—	—	—	—	120,111
Other expenses	15,361	11,878	15,050	19,551	21,861

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	240,395	443,693	806,427	2,081,046	1,722,168

Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(44,345)	—	—	—	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	196,050	443,693	806,427	2,081,046	1,722,168

Net investment income (loss)	194,859	(443,693)	(806,427)	(2,081,046)	12,965,217

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(758,497)	—	—	—	(2,986,924)
Investments (affiliated)	—	1,688,247	3,650,546	9,892,635	—
Futures contracts	(989,909)	—	—	—	(5,721,678)
Forward contracts	—	—	—	—	—
Swap contracts	(20,044)	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,717)	—	—	—	(458,615)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(1,770,167)	1,688,247	3,650,546	9,892,635	(9,167,217)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(2,038,367)	—	—	—	(95,654,167)
Investments (affiliated)	—	(17,649,016)	(37,632,723)	(107,679,826)	—
Futures contracts	212,208	—	—	—	1,457,977
Forward contracts	—	—	—	—	—
Swap contracts	2,060	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(577)	—	—	—	(45,310)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(1,824,676)	(17,649,016)	(37,632,723)	(107,679,826)	(94,241,500)

Net realized and unrealized gain (loss) on investments and foreign currencies	(3,594,843)	(15,960,769)	(33,982,177)	(97,787,191)	(103,408,717)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,399,984)	$(16,404,462)	$(34,788,604)	$(99,868,237)	$(90,443,500)

* Net of foreign withholding taxes on interest and dividends of	$28,244	$—	$—	$—	$1,507,529

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

435

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2022 — (unaudited)

	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets
INVESTMENT INCOME:
Dividends (unaffiliated)	$872,599	$3,613,599	$2,180,310	$3,603,138	$5,564,030
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	3,852	2,088	14,029	2,102,416	593
Interest (affiliated)	—		—	—	—

Total investment income*	876,451	3,615,687	2,194,339	5,705,554	5,564,623

EXPENSES:
Investment advisory and management fees	995,728	1,685,295	1,947,877	1,394,564	1,206,594
Services fees:
Class 2	1,964	2,431	6,439	14,198	1,991
Class 3	173,098	135,294	192,295	369,809	161,443
Transfer agent fees	1,315	1,392	1,315	1,253	1,238
Custodian and accounting fees	22,905	29,569	29,764	123,215	76,440
Reports to shareholders	7,763	8,531	9,997	7,167	11,415
Audit and tax fees	21,052	21,050	21,051	29,508	26,502
Legal fees	3,529	5,145	4,893	2,616	4,830
Trustees’ fees and expenses	2,426	4,157	4,248	5,618	1,708
Interest expense	—	—	3,561	1,619	236
License fee	—	—	—	—	—
Other expenses	18,219	21,126	19,711	25,542	19,877

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,247,999	1,913,990	2,241,151	1,975,109	1,512,274

Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(115,065)	(229,162)	(6,393)	(127,989)
Fees paid indirectly (Note 5)	(380)	(1,095)	(494)	(905)	(311)

Net expenses	1,247,619	1,797,830	2,011,495	1,967,811	1,383,974

Net investment income (loss)	(371,168)	1,817,857	182,844	3,737,743	4,180,649

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(19,891,033)	(6,312,897)	(13,846,147)	(1,996,038)	(10,264,440)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	(3,523,264)	(271,343)
Forward contracts	—	—	—	(147,818)	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(20,929)	(1,738)	891	(9,122)	(172,846)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(19,911,962)	(6,314,635)	(13,845,256)	(5,676,242)	(10,708,629)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(33,864,201)	(47,886,372)	(87,215,462)	(45,162,151)	(46,372,836)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	(1,433,396)	220,087
Forward contracts	—	—	—	117,581	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	169	(336)	—	14,608	2,269
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(37,081)

Net unrealized gain (loss) on investments and foreign currencies	(33,864,032)	(47,886,708)	(87,215,462)	(46,463,358)	(46,187,561)

Net realized and unrealized gain (loss) on investments and foreign currencies	(53,775,994)	(54,201,343)	(101,060,718)	(52,139,600)	(56,896,190)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(54,147,162)	$(52,383,486)	$(100,877,874)	$(48,401,857)	$(52,715,541)

* Net of foreign withholding taxes on interest and dividends of	$2,122	$17,093	$42,362	$244,519	$626,706

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$60,382

See Notes to Financial Statements

436

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2022 — (unaudited)

	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$15,167,271	$4,287,496	$68,704	$1,376,173	$1,400,118
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	3,040	922	26,053,038	6,936	231
Interest (affiliated)	—	—	—	—	—

Total investment income*	15,170,311	4,288,418	26,121,742	1,383,109	1,400,349

EXPENSES:
Investment advisory and management fees	3,176,130	1,253,741	5,619,459	2,366,170	453,170
Services fees:
Class 2	8,181	2,169	4,822	12,528	—
Class 3	388,203	60,221	1,119,126	421,249	39,825
Transfer agent fees	1,470	1,083	1,384	1,751	851
Custodian and accounting fees	61,859	35,233	161,314	36,906	17,631
Reports to shareholders	19,015	5,029	28,272	129,860	2,344
Audit and tax fees	21,329	26,696	41,727	21,050	23,062
Legal fees	5,307	4,577	7,330	4,263	1,478
Trustees’ fees and expenses	9,595	2,834	15,098	7,747	2,786
Interest expense	—	925	4,230	—	663
License fee	—	—	—	—	30,211
Other expenses	15,061	18,136	36,091	22,000	14,347

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,706,150	1,410,644	7,038,853	3,023,524	586,368

Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	(936,573)	(121,927)	(17,179)
Fees paid indirectly (Note 5)	(5,567)	(105)	—	(6,443)	—

Net expenses	3,700,583	1,410,539	6,102,280	2,895,154	569,189

Net investment income (loss)	11,469,728	2,877,879	20,019,462	(1,512,045)	831,160

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	48,656,781	7,416,029	(25,050,381)	(14,026,399)	(1,395,216)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(12,111,146)	—	(91,388)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(160,928)	(8)	—	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	48,656,781	7,255,101	(37,161,535)	(14,026,399)	(1,486,604)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(105,598,556)	(41,404,185)	(119,594,971)	(58,296,624)	(36,939,502)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—		1,713,374	—	54,790
Forward contracts	—	—	—	—	—
Swap contracts
Written option contracts
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(30,114)	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(105,598,556)	(41,434,299)	(117,881,597)	(58,296,624)	(36,884,712)

Net realized and unrealized gain (loss) on investments and foreign currencies	(56,941,775)	(34,179,198)	(155,043,132)	(72,323,023)	(38,371,316)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(45,472,047)	$(31,301,319)	$(135,023,670)	$(73,835,068)	$(37,540,156)

* Net of foreign withholding taxes on interest and dividends of	$7,788	$291,731	$(1,295)	$—	$723

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

437

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2022 — (unaudited)

	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
INVESTMENT INCOME:
Dividends (unaffiliated)	$23,730,180	$3,702,462	$3,158,932	$7,163,292	$3,484,125
Dividends (affiliated)	45,123	9,485	—	—	—
Interest (unaffiliated)	38,331	302	5,577	9,878	2,576,697
Interest (affiliated)	—	—	—	—	—

Total investment income*	23,813,634	3,712,249	3,164,509	7,173,170	6,060,822

EXPENSES:
Investment advisory and management fees	5,591,419	491,555	2,150,215	3,331,638	1,694,382
Services fees:
Class 2	—	—	2,315	5,322	14,988
Class 3	85,940	42,556	201,803	423,174	444,499
Transfer agent fees	1,547	851	1,315	1,083	1,160
Custodian and accounting fees	162,456	20,994	41,259	60,092	55,958
Reports to shareholders	19,566	4,014	10,502	16,475	10,174
Audit and tax fees	23,501	23,304	21,330	21,050	24,747
Legal fees	9,585	822	13,524	5,467	4,756
Trustees’ fees and expenses	27,421	2,616	5,987	8,420	4,334
Interest expense	9,774	498	49	11	84
License fee	150,652	32,770	—	—	—
Other expenses	27,664	7,790	20,853	22,478	20,486

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	6,109,525	627,770	2,469,152	3,895,210	2,275,568

Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(2,109,127)	(11,235)	—	(195,868)	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	4,000,398	616,535	2,469,152	3,699,342	2,275,568

Net investment income (loss)	19,813,236	3,095,714	695,357	3,473,828	3,785,254

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	62,123,466	3,359,186	9,092,694	45,719,867	5,447,556
Investments (affiliated)	27,372	(395)	—	—	—
Futures contracts	(10,650,733)	(182,776)	—	—	(350,035)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	1,328	(8,014)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	51,500,105	3,176,015	9,092,694	45,721,195	5,089,507

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(339,175,972)	(22,665,894)	(103,640,551)	(126,072,934)	(46,235,908)
Investments (affiliated)	(442,217)	(86,290)	—	—	—
Futures contracts	5,878,886	109,579	—	—	170,365
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(5,318)	(6,740)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(333,739,303)	(22,642,605)	(103,640,551)	(126,078,252)	(46,072,283)

Net realized and unrealized gain (loss) on investments and foreign currencies	(282,239,198)	(19,466,590)	(94,547,857)	(80,357,057)	(40,982,776)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(262,425,962)	$(16,370,876)	$(93,852,500)	$(76,883,229)	$(37,197,522)

* Net of foreign withholding taxes on interest and dividends of	$5,725	$445	$9,690	$37,600	$48,035

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

438

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2022 — (unaudited)

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,348,478	$6,456,997	$17,667,675	$—	$11,794
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	9,320	—	283,261	6,864,077	8,159,691
Interest (affiliated)	—	—	—	—	—

Total investment income*	3,357,798	6,456,997	17,950,936	6,864,077	8,171,485

EXPENSES:
Investment advisory and management fees	633,768	1,571,946	2,362,124	4,786,779	852,026
Services fees:
Class 2	—	5,377	6,419	—	4,448
Class 3	62,884	157,388	474,890	1,396,696	167,002
Transfer agent fees	1,392	1,470	1,083	387	1,470
Custodian and accounting fees	27,766	57,841	117,099	95,142	22,478
Reports to shareholders	4,333	11,184	18,813	19,006	9,926
Audit and tax fees	23,951	27,520	26,502	31,235	33,871
Legal fees	3,737	4,448	4,402	6,278	3,412
Trustees’ fees and expenses	3,655	2,853	4,339	9,681	2,168
Interest expense	2,585	57	8,202	21,500	—
License fee	42,251	—	—	—	—
Other expenses	18,192	18,107	20,218	13,027	18,053

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	824,514	1,858,191	3,044,091	6,379,731	1,114,854

Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(94,372)	(188,874)	—	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	824,514	1,763,819	2,855,217	6,379,731	1,114,854

Net investment income (loss)	2,533,284	4,693,178	15,095,719	484,346	7,056,631

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	4,440,504	1,176,979	9,267,546	(8,035,988)	(4,771,104)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(3,319,328)	—	—	(115,148,778)	—
Forward contracts	—	—	—	738,502	—
Swap contracts	—	—	—	(625,359)	—
Written option contracts	—	—	—	98,386	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(137,568)	(675,676)	(230,641)	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	1,121,176	1,039,411	8,591,870	(123,203,878)	(4,771,104)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(24,149,512)	(58,253,015)	(89,256,759)	(24,495,331)	(22,744,981)
Investments (affiliated)	—	—	—	—	—
Futures contracts	2,277,552	—	—	49,237,293	—
Forward contracts	—	—	—	135,362	—
Swap contracts	—	—	—	2,211,557	—
Written option contracts	—	—	—	70,506	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(96,550)	(176,443)	(34,284)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(21,871,960)	(58,349,565)	(89,433,202)	27,125,103	(22,744,981)

Net realized and unrealized gain (loss) on investments and foreign currencies	(20,750,784)	(57,310,154)	(80,841,332)	(96,078,775)	(27,516,085)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,217,500)	$(52,616,976)	$(65,745,613)	$(95,594,429)	$(20,459,454)

* Net of foreign withholding taxes on interest and dividends of	$—	$768,068	$1,546,377	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

439

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2022 — (unaudited)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	T. Rowe Price VCP Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$9,016,263	$3,284,047	$1,968,740	$4,790,904	$10,678,710
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	13,970	3,095,384	7,448	1,266,539	8,322,669
Interest (affiliated)	—	—	—	—	—

Total investment income*	9,030,233	6,379,431	1,976,188	6,057,443	19,001,379

EXPENSES:
Investment advisory and management fees	1,612,174	2,182,733	505,075	2,075,973	5,915,960
Services fees:
Class 2	3,340	—	—	—	—
Class 3	125,945	651,419	54,464	746,374	1,938,602
Transfer agent fees	1,563	310	1,392	370	387
Custodian and accounting fees	39,481	92,619	37,668	98,523	179,287
Reports to shareholders	8,081	8,349	3,298	7,572	19,713
Audit and tax fees	27,352	23,967	23,952	24,943	24,524
Legal fees	4,534	5,287	3,465	7,579	9,011
Trustees’ fees and expenses	2,722	4,735	2,309	5,943	13,442
Interest expense	345	3,748	2,104	322	1,981
License fee	—	—	31,608	—	—
Other expenses	21,679	7,010	17,908	20,211	33,972

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,847,216	2,980,177	683,243	2,987,810	8,136,879

Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(86,814)	24,203	24,698	45,981	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	1,760,402	3,004,380	707,941	3,033,791	8,136,879

Net investment income (loss)	7,269,831	3,375,051	1,268,247	3,023,652	10,864,500

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(543,935)	(9,322,688)	(138,566)	10,742,185	(22,989,689)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(5,652,629)	(2,063,214)	(177,981)	(33,233,356)
Forward contracts	(1,439,287)	(1,729,181)	—	—	(11,640)
Swap contracts		—		(64,618)	(160,901)
Written option contracts	—	—	—	(969)	(3,413)
Net realized foreign exchange gain (loss) on other assets and liabilities	(171,801)	(33,415)	—	(49,385)	(161,591)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(2,155,023)	(16,737,913)	(2,201,780)	10,449,232	(10,581,212)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(56,906,103)	(47,461,983)	(21,777,943)	(72,945,835)	(185,012,517)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(820,804)	2,692,931	87,447	11,576,568
Forward contracts	839,232	550,851	—	—	(3,313)
Swap contracts	—	—	—	14,478	42,030
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(73,915)	2,403	—	(11,122)	(55,411)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	11,461

Net unrealized gain (loss) on investments and foreign currencies	(56,140,786)	(47,729,533)	(19,085,012)	(72,855,032)	(173,441,182)

Net realized and unrealized gain (loss) on investments and foreign currencies	(58,295,809)	(64,467,446)	(21,286,792)	(62,405,800)	(184,022,394)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(51,025,978)	$(61,092,395)	$(20,018,545)	$(59,382,148)	$(173,157,894)

* Net of foreign withholding taxes on interest and dividends of	$950,092	$192,180	$2,558	$281,234	$790,477

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

440

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2022 — (unaudited)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—
Dividends (affiliated)	—	—	—
Interest (unaffiliated)	11,610,588	7,743,920	279,642
Interest (affiliated)	—	—	—

Total investment income*	11,610,588	7,743,920	279,642

EXPENSES:
Investment advisory and management fees	10,371,609	6,922,839	486,441
Services fees:
Class 2	—	—	—
Class 3	12,313,089	8,001,796	608,650
Transfer agent fees	541	541	285
Custodian and accounting fees	70,275	47,730	28,829
Reports to shareholders	95,006	63,307	6,289
Audit and tax fees	18,089	18,089	18,268
Legal fees	26,078	17,879	5,429
Trustees’ fees and expenses	84,390	54,247	4,102
Interest expense	215,894	145,628	2,470
License fee	—	—	—
Other expenses	71,643	52,407	16,475

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	23,266,614	15,324,463	1,177,238

Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(253,773)	(111,557)	—
Fees paid indirectly (Note 5)	—	—	—

Net expenses	23,012,841	15,212,906	1,177,238

Net investment income (loss)	(11,402,253)	(7,468,986)	(897,596)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	15,952,075	17,004,290	(1,434,065)
Investments (affiliated)	73,264,596	60,998,069	3,873,361
Futures contracts	(9,996,885)	82,906,445	(16,161,262)
Forward contracts	—	—	—
Swap contracts	—	—	—
Written option contracts	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—

Net realized gain (loss) on investments and foreign currencies	79,219,786	160,908,804	(13,721,966)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(109,430,491)	(72,919,743)	(964,182)
Investments (affiliated)	(858,350,963)	(558,035,698)	(33,472,194)
Futures contracts	(8,496,232)	(49,733,084)	6,138,544
Forward contracts	—	—	—
Swap contracts	—	—	—
Written option contracts	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(5,021)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(976,277,686)	(680,693,546)	(28,297,832)

Net realized and unrealized gain (loss) on investments and foreign currencies	(897,057,900)	(519,784,742)	(42,019,798)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(908,460,153)	$(527,253,728)	$(42,917,394)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—

See Notes to Financial Statements

441

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock Multi-Factor 70/30
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,651,831)	$(5,924,887)	$1,843,442	$4,432,073	$578,611	$571,469
Net realized gain (loss) on investments and foreign currencies	74,285,845	272,209,383	35,525,103	134,674,579	(2,244,223)	3,039,768
Net unrealized gain (loss) on investments and foreign currencies	(302,165,075)	87,408,154	(86,482,158)	13,492,866	(3,948,065)	(1,878,373)

Net increase (decrease) in net assets resulting from operations	(229,531,061)	353,692,650	(49,113,613)	152,599,518	(5,613,677)	1,732,864

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(103,418,896)	—	(1,959,469)	—	(6,215)
Distributable earnings — Class 2	—	(7,702,594)	—	(128,010)	—	—
Distributable earnings — Class 3	—	(51,325,676)	—	(4,972,809)	—	(2,899,484)

Total distributions to shareholders	—	(162,447,166)	—	(7,060,288)	—	(2,905,699)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	5,498,054	(108,847,941)	(21,055,422)	(86,323,906)	16,587,347	41,855,969

TOTAL INCREASE (DECREASE) IN NET ASSETS	(224,033,007)	82,397,543	(70,169,035)	59,215,324	10,973,670	40,683,134

NET ASSETS:
Beginning of period	1,959,377,431	1,876,979,888	610,224,085	551,008,761	60,504,503	19,821,369

End of period	$1,735,344,424	$1,959,377,431	$540,055,050	$610,224,085	$71,478,173	$60,504,503

See Notes to Financial Statements

442

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA BlackRock VCP Global Multi Asset		SA DFA Ultra Short Bond		SA Emerging Markets Equity Index
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,452,264	$3,529,759	$418,013	$(1,812,786)	$1,340,946	$1,796,068
Net realized gain (loss) on investments and foreign currencies	(31,462,575)	83,340,866	(1,233,133)	32,869	(2,148,506)	(16,422)
Net unrealized gain (loss) on investments and foreign currencies	(45,659,489)	(48,973,015)	(3,388,230)	(2,100,536)	(17,853,829)	(10,015,411)

Net increase (decrease) in net assets resulting from operations	(73,669,800)	37,897,610	(4,203,350)	(3,880,453)	(18,661,389)	(8,235,765)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(126,307)	—	(68,148)	—	(1,009,900)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(127,467,523)	—	—	—	(122,197)

Total distributions to shareholders	—	(127,593,830)	—	(68,148)	—	(1,132,097)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(23,282,768)	100,831,627	15,833,620	(17,574,452)	1,683,919	(5,081,877)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(96,952,568)	11,135,407	11,630,270	(21,523,053)	(16,977,470)	(14,449,739)

NET ASSETS:
Beginning of period	832,452,912	821,317,505	368,774,066	390,297,119	110,114,906	124,564,645

End of period	$735,500,344	$832,452,912	$380,404,336	$368,774,066	$93,137,436	$110,114,906

See Notes to Financial Statements

443

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Federated Hermes Corporate Bond		SA Fidelity Institutional AM® International Growth		SA Fidelity Institutional AM® Real Estate
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$23,346,017	$48,957,224	$782,441	$207,357	$2,890,729	$2,489,719
Net realized gain (loss) on investments and foreign currencies	(31,613,592)	2,224,534	(8,392,875)	26,100,984	14,804,243	28,883,106
Net unrealized gain (loss) on investments and foreign currencies	(107,078,152)	(80,728,979)	(30,116,917)	(21,698,859)	(37,539,509)	45,227,264

Net increase (decrease) in net assets resulting from operations	(115,345,727)	(29,547,221)	(37,727,351)	4,609,482	(19,844,537)	76,600,089

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(17,702,149)	—	(25,297,942)	—	(1,689,876)
Distributable earnings — Class 2	—	(487,013)	—	—	—	(57,865)
Distributable earnings — Class 3	—	(33,592,327)	—	(698,007)	—	(2,352,716)

Total distributions to shareholders	—	(51,781,489)	—	(25,995,949)	—	(4,100,457)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(97,671,100)	221,079,930	(22,407,591)	520,660	26,585,135	(50,019,256)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(213,016,827)	139,751,220	(60,134,942)	(20,865,807)	6,740,598	22,480,376

NET ASSETS:
Beginning of period	1,573,675,009	1,433,923,789	330,086,866	350,952,673	302,286,583	279,806,207

End of period	$1,360,658,182	$1,573,675,009	$269,951,924	$330,086,866	$309,027,181	$302,286,583

See Notes to Financial Statements

444

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Fixed Income Index		SA Fixed Income Intermediate Index		SA Franklin BW U.S. Large Cap Value
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,452,974	$10,479,626	$3,798,689	$6,940,961	$13,587,106	$22,987,246
Net realized gain (loss) on investments and foreign currencies	(458,638)	1,466,309	(108,168)	138,362	57,974,352	231,591,757
Net unrealized gain (loss) on investments and foreign currencies	(38,667,067)	(30,720,596)	(20,860,837)	(19,699,810)	(145,553,269)	134,875,918

Net increase (decrease) in net assets resulting from operations	(33,672,731)	(18,774,661)	(17,170,316)	(12,620,487)	(73,991,811)	389,454,921

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(16,013,562)	—	(6,860,389)	—	(24,429,813)
Distributable earnings — Class 2	—	—	—	—	—	(1,059,869)
Distributable earnings — Class 3	—	(2,395,495)	—	(445,021)	—	(11,762,309)

Total distributions to shareholders	—	(18,409,057)	—	(7,305,410)	—	(37,251,991)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(827,363)	14,938,175	14,529,244	137,731,287	(120,875,819)	(222,609,721)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,500,094)	(22,245,543)	(2,641,072)	117,805,390	(194,867,630)	129,593,209

NET ASSETS:
Beginning of period	560,483,245	582,728,788	519,508,226	401,702,836	1,550,600,291	1,421,007,082

End of period	$525,983,151	$560,483,245	$516,867,154	$519,508,226	$1,355,732,661	$1,550,600,291

See Notes to Financial Statements

445

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Franklin Small Company Value		SA Franklin Systematic U.S. Large Cap Core†		SA Franklin Systematic U.S. Large Cap Value
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$485,625	$1,700,002	$1,270,155	$2,201,520	$2,967,493	$7,056,241
Net realized gain (loss) on investments and foreign currencies	14,397,145	65,945,692	8,564,674	16,627,980	(3,211,506)	90,521,492
Net unrealized gain (loss) on investments and foreign currencies	(39,454,388)	(163,705)	(13,455,714)	11,366,091	(18,932,006)	(19,985,642)

Net increase (decrease) in net assets resulting from operations	(24,571,618)	67,481,989	(3,620,885)	30,195,591	(19,176,019)	77,592,091

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(9,405,869)	—	(95,277)	—	(16,070,255)
Distributable earnings — Class 2	—	—	—	—	—	(473,825)
Distributable earnings — Class 3	—	(13,794,759)	—	—	—	(20,197,120)

Total distributions to shareholders	—	(23,200,628)	—	(95,277)	—	(36,741,200)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(15,479,363)	(39,932,325)	(9,057,850)	(18,569,868)	(27,992,622)	(22,980,030)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,050,981)	4,349,036	(12,678,735)	11,530,446	(47,168,641)	17,870,861

NET ASSETS:
Beginning of period	355,743,659	351,394,623	161,865,780	150,335,334	434,785,677	416,914,816

End of period	$315,692,678	$355,743,659	$149,187,045	$161,865,780	$387,617,036	$434,785,677

†	See Note 1

See Notes to Financial Statements

446

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Franklin Tactical Opportunities		SA Global Index Allocation 60/40		SA Global Index Allocation 75/25
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$469,898	$665,135	$(176,654)	$834,341	$(170,713)	$767,991
Net realized gain (loss) on investments and foreign currencies	457,114	7,463,536	595,626	2,929,740	796,546	2,378,995
Net unrealized gain (loss) on investments and foreign currencies	(7,363,726)	1,329,275	(7,346,724)	408,166	(8,031,759)	1,595,355

Net increase (decrease) in net assets resulting from operations	(6,436,714)	9,457,946	(6,927,752)	4,172,247	(7,405,926)	4,742,341

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(13,202)	—	(5,422)	—	(5,481)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(5,747,727)	—	(3,429,990)	—	(2,695,570)

Total distributions to shareholders	—	(5,760,929)	—	(3,435,412)	—	(2,701,051)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	3,969,002	4,495,781	3,609,706	17,268,658	2,735,763	23,280,938

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,467,712)	8,192,798	(3,318,046)	18,005,493	(4,670,163)	25,322,228

NET ASSETS:
Beginning of period	79,147,139	70,954,341	86,510,302	68,504,809	84,946,166	59,623,938

End of period	$76,679,427	$79,147,139	$83,192,256	$86,510,302	$80,276,003	$84,946,166

See Notes to Financial Statements

447

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Global Index Allocation 90/10		SA Goldman Sachs Global Bond		SA Goldman Sachs Multi-Asset Insights
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(553,129)	$2,603,485	$1,230,032	$1,558,289	$194,859	$159,743
Net realized gain (loss) on investments and foreign currencies	2,609,489	6,733,863	(30,250,946)	(5,103,803)	(1,770,167)	6,422,507
Net unrealized gain (loss) on investments and foreign currencies	(31,769,405)	12,730,563	(20,005,769)	(30,088,445)	(1,824,676)	(2,097,264)

Net increase (decrease) in net assets resulting from operations	(29,713,045)	22,067,911	(49,026,683)	(33,633,959)	(3,399,984)	4,484,986

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(81,626)	—	(2,382,453)	—	(22,435)
Distributable earnings — Class 2	—	—	—	(96,167)	—	—
Distributable earnings — Class 3	—	(5,608,918)	—	(7,322,632)	—	(6,256,534)

Total distributions to shareholders	—	(5,690,544)	—	(9,801,252)	—	(6,278,969)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	14,661,033	85,723,836	(20,543,871)	43,147,313	2,258,495	(1,562,263)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,052,012)	102,101,203	(69,570,554)	(287,898)	(1,141,489)	(3,356,246)

NET ASSETS:
Beginning of period	313,419,603	211,318,400	397,466,513	397,754,411	38,488,366	41,844,612

End of period	$298,367,591	$313,419,603	$327,895,959	$397,466,513	$37,346,877	$38,488,366

See Notes to Financial Statements

448

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Index Allocation 60/40		SA Index Allocation 80/20		SA Index Allocation 90/10
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(443,693)	$2,315,349	$(806,427)	$4,026,771	$(2,081,046)	$10,751,592
Net realized gain (loss) on investments and foreign currencies	1,688,247	9,040,436	3,650,546	16,311,726	9,892,635	38,768,197
Net unrealized gain (loss) on investments and foreign currencies	(17,649,016)	6,118,558	(37,632,723)	26,145,801	(107,679,826)	91,569,693

Net increase (decrease) in net assets resulting from operations	(16,404,462)	17,474,343	(34,788,604)	46,484,298	(99,868,237)	141,089,482

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(9,409)	—	(65,456)	—	(163,034)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(2,570,590)	—	(12,127,602)	—	(31,563,156)

Total distributions to shareholders	—	(2,579,999)	—	(12,193,058)	—	(31,726,190)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	10,945,096	32,487,026	17,509,658	69,515,856	43,663,174	189,282,916

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,459,366)	47,381,370	(17,278,946)	103,807,096	(56,205,063)	298,646,208

NET ASSETS:
Beginning of period	240,179,646	192,798,276	460,161,237	356,354,141	1,226,260,024	927,613,816

End of period	$234,720,280	$240,179,646	$442,882,291	$460,161,237	$1,170,054,961	$1,226,260,024

See Notes to Financial Statements

449

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA International Index		SA Invesco Growth Opportunities		SA Invesco Main Street Large Cap
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,965,217	$15,696,286	$(371,168)	$(2,654,401)	$1,817,857	$2,611,527
Net realized gain (loss) on investments and foreign currencies	(9,167,217)	2,811,721	(19,911,962)	70,568,990	(6,314,635)	96,775,557
Net unrealized gain (loss) on investments and foreign currencies	(94,241,500)	28,165,516	(33,864,032)	(108,721,814)	(47,886,708)	(7,372,952)

Net increase (decrease) in net assets resulting from operations	(90,443,500)	46,673,523	(54,147,162)	(40,807,225)	(52,383,486)	92,014,132

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(11,824,174)	—	(21,725,338)	—	(20,112,002)
Distributable earnings — Class 2	—	—	—	(470,133)	—	(187,029)
Distributable earnings — Class 3	—	(259,899)	—	(22,337,011)	—	(5,955,925)

Total distributions to shareholders	—	(12,084,073)	—	(44,532,482)	—	(26,254,956)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	15,400,259	83,138,975	17,981,334	8,404,880	(20,149,386)	(7,400,736)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(75,043,241)	117,728,425	(36,165,828)	(76,934,827)	(72,532,872)	58,358,440

NET ASSETS:
Beginning of period	759,709,230	641,980,805	305,097,044	382,031,871	515,833,893	457,475,453

End of period	$684,665,989	$759,709,230	$268,931,216	$305,097,044	$443,301,021	$515,833,893

See Notes to Financial Statements

450

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Janus Focused Growth		SA JPMorgan Diversified Balanced		SA JPMorgan Emerging Markets
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$182,844	$(1,998,710)	$3,737,743	$3,906,497	$4,180,649	$5,509,475
Net realized gain (loss) on investments and foreign currencies	(13,845,256)	95,853,906	(5,676,242)	64,312,567	(10,708,629)	26,906,340
Net unrealized gain (loss) on investments and foreign currencies	(87,215,462)	(23,795,419)	(46,463,358)	(50,117,719)	(46,187,561)	(40,799,946)

Net increase (decrease) in net assets resulting from operations	(100,877,874)	70,059,777	(48,401,857)	18,101,345	(52,715,541)	(8,384,131)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(35,793,878)	—	(9,103,608)	—	(1,655,782)
Distributable earnings — Class 2	—	(1,102,541)	—	(1,203,432)	—	(53,377)
Distributable earnings — Class 3	—	(19,250,493)	—	(16,859,244)	—	(2,410,513)

Total distributions to shareholders	—	(56,146,912)	—	(27,166,284)	—	(4,119,672)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	6,018,557	(4,062,726)	(10,142,042)	203,766,845	4,975,033	(2,743,801)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(94,859,317)	9,850,139	(58,543,899)	194,701,906	(47,740,508)	(15,247,604)

NET ASSETS:
Beginning of period	531,716,184	521,866,045	507,694,672	312,992,766	241,385,233	256,632,837

End of period	$436,856,867	$531,716,184	$449,150,773	$507,694,672	$193,644,725	$241,385,233

See Notes to Financial Statements

451

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Equity-Income		SA JPMorgan Global Equities		SA JPMorgan MFS Core Bond
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,469,728	$21,121,242	$2,877,879	$4,514,728	$20,019,462	$38,068,195
Net realized gain (loss) on investments and foreign currencies	48,656,781	127,385,845	7,255,101	58,475,994	(37,161,535)	9,339,520
Net unrealized gain (loss) on investments and foreign currencies	(105,598,556)	146,441,628	(41,434,299)	3,721,930	(117,881,597)	(96,731,056)

Net increase (decrease) in net assets resulting from operations	(45,472,047)	294,948,715	(31,301,319)	66,712,652	(135,023,670)	(49,323,341)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(45,682,745)	—	(5,540,730)	—	(38,125,100)
Distributable earnings — Class 2	—	(555,377)	—	(53,062)	—	(244,695)
Distributable earnings — Class 3	—	(15,688,731)	—	(814,949)	—	(32,224,532)

Total distributions to shareholders	—	(61,926,853)	—	(6,408,741)	—	(70,594,327)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(83,252,096)	(70,747,357)	(24,678,246)	(58,836,574)	(149,894,408)	138,593,288

TOTAL INCREASE (DECREASE) IN NET ASSETS	(128,724,143)	162,274,505	(55,979,565)	1,467,337	(284,918,078)	18,675,620

NET ASSETS:
Beginning of period	1,265,099,173	1,102,824,668	377,312,904	375,845,567	2,066,890,293	2,048,214,673

End of period	$1,136,375,030	$1,265,099,173	$321,333,339	$377,312,904	$1,781,972,215	$2,066,890,293

See Notes to Financial Statements

452

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Mid-Cap Growth		SA Large Cap Growth Index		SA Large Cap Index
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,512,045)	$(3,350,896)	$831,160	$1,204,980	$19,813,236	$36,789,130
Net realized gain (loss) on investments and foreign currencies	(14,026,399)	161,256,896	(1,486,604)	41,712,301	51,500,105	169,185,052
Net unrealized gain (loss) on investments and foreign currencies	(58,296,624)	(215,020,141)	(36,884,712)	20,313,476	(333,739,303)	455,976,893

Net increase (decrease) in net assets resulting from operations	(73,835,068)	(57,114,141)	(37,540,156)	63,230,757	(262,425,962)	661,951,075

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(40,367,617)	—	(18,287,214)	—	(96,089,906)
Distributable earnings — Class 2	—	(2,620,811)	—	—	—	—
Distributable earnings — Class 3	—	(48,355,014)	—	(1,806,413)	—	(1,890,448)

Total distributions to shareholders	—	(91,343,442)	—	(20,093,627)	—	(97,980,354)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	10,854,734	317,956,168	19,845,521	(23,774,038)	(151,823,115)	(120,139,072)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,980,334)	169,498,585	(17,694,635)	19,363,092	(414,249,077)	443,831,649

NET ASSETS:
Beginning of period	687,606,077	518,107,492	331,806,926	312,443,834	3,389,932,179	2,946,100,530

End of period	$624,625,743	$687,606,077	$314,112,291	$331,806,926	$2,975,683,102	$3,389,932,179

See Notes to Financial Statements

453

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Large Cap Value Index		SA MFS Blue Chip Growth		SA MFS Massachusetts Investors Trust
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,095,714	$5,953,256	$695,357	$(5,191)	$3,473,828	$5,535,843
Net realized gain (loss) on investments and foreign currencies	3,176,015	25,266,905	9,092,694	129,110,026	45,721,195	195,538,006
Net unrealized gain (loss) on investments and foreign currencies	(22,642,605)	39,529,593	(103,640,551)	4,591,635	(126,078,252)	24,933,618

Net increase (decrease) in net assets resulting from operations	(16,370,876)	70,749,754	(93,852,500)	133,696,470	(76,883,229)	226,007,467

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(11,012,740)	—	(62,683,134)	—	(32,986,622)
Distributable earnings — Class 2	—	—	—	(421,004)	—	(365,520)
Distributable earnings — Class 3	—	(988,451)	—	(20,317,333)	—	(17,068,137)

Total distributions to shareholders	—	(12,001,191)	—	(83,421,471)	—	(50,420,279)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(14,769,287)	(6,143,972)	11,254,950	(41,095,290)	(58,398,105)	(143,377,050)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,140,163)	52,604,591	(82,597,550)	9,179,709	(135,281,334)	32,210,138

NET ASSETS:
Beginning of period	350,950,954	298,346,363	742,652,076	733,472,367	1,097,377,312	1,065,167,174

End of period	$319,810,791	$350,950,954	$660,054,526	$742,652,076	$962,095,978	$1,097,377,312

See Notes to Financial Statements

454

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Total Return		SA Mid Cap Index		SA Morgan Stanley International Equities
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,785,254	$6,149,726	$2,533,284	$3,436,336	$4,693,178	$8,706,952
Net realized gain (loss) on investments and foreign currencies	5,089,507	47,250,472	1,121,176	29,661,218	1,039,411	37,767,147
Net unrealized gain (loss) on investments and foreign currencies	(46,072,283)	10,079,304	(21,871,960)	15,056,815	(58,349,565)	(22,843,676)

Net increase (decrease) in net assets resulting from operations	(37,197,522)	63,479,502	(18,217,500)	48,154,369	(52,616,976)	23,630,423

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(10,609,869)	—	(20,493,360)	—	(3,602,200)
Distributable earnings — Class 2	—	(1,444,493)	—	—	—	(98,646)
Distributable earnings — Class 3	—	(24,815,355)	—	(2,357,166)	—	(1,486,825)

Total distributions to shareholders	—	(36,869,717)	—	(22,850,526)	—	(5,187,671)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(18,371,693)	11,132,219	1,485,383	41,660,553	(30,983,092)	(60,341,223)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(55,569,215)	37,742,004	(16,732,117)	66,964,396	(83,600,068)	(41,898,471)

NET ASSETS:
Beginning of period	563,266,039	525,524,035	442,816,092	375,851,696	436,292,850	478,191,321

End of period	$507,696,824	$563,266,039	$426,083,975	$442,816,092	$352,692,782	$436,292,850

See Notes to Financial Statements

455

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA PIMCO RAE International Value		SA PIMCO VCP Tactical Balanced		SA PineBridge High-Yield Bond
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$15,095,719	$18,822,463	$484,346	$(6,175,966)	$7,056,631	$14,700,300
Net realized gain (loss) on investments and foreign currencies	8,591,870	24,691,015	(123,203,878)	103,306,118	(4,771,104)	5,651,829
Net unrealized gain (loss) on investments and foreign currencies	(89,433,202)	27,803,249	27,125,103	(51,898,519)	(22,744,981)	(10,756,756)

Net increase (decrease) in net assets resulting from operations	(65,745,613)	71,316,727	(95,594,429)	45,231,633	(20,459,454)	9,595,373

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(8,149,772)	—	(25,946)	—	(7,199,054)
Distributable earnings — Class 2	—	(264,075)	—	—	—	(330,789)
Distributable earnings — Class 3	—	(11,480,839)	—	(184,873,294)	—	(7,195,789)

Total distributions to shareholders	—	(19,894,686)	—	(184,899,240)	—	(14,725,632)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(92,064,615)	(93,031,641)	(62,909,096)	74,445,528	(10,338,713)	1,172,546

TOTAL INCREASE (DECREASE) IN NET ASSETS	(157,810,228)	(41,609,600)	(158,503,525)	(65,222,079)	(30,798,167)	(3,957,713)

NET ASSETS:
Beginning of period	688,620,564	730,230,164	1,233,028,318	1,298,250,397	292,606,524	296,564,237

End of period	$530,810,336	$688,620,564	$1,074,524,793	$1,233,028,318	$261,808,357	$292,606,524

See Notes to Financial Statements

456

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Putnam International Growth and Income		SA Schroders VCP Global Allocation		SA Small Cap Index
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,269,831	$6,798,094	$3,375,051	$3,607,682	$1,268,247	$1,545,835
Net realized gain (loss) on investments and foreign currencies	(2,155,023)	16,176,628	(16,737,913)	61,087,596	(2,201,780)	31,605,496
Net unrealized gain (loss) on investments and foreign currencies	(56,140,786)	23,717,442	(47,729,533)	(14,176,793)	(19,085,012)	(38,376,321)

Net increase (decrease) in net assets resulting from operations	(51,025,786)	46,692,164	(61,092,395)	50,518,485	(20,018,545)	(5,224,990)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(4,197,287)	—	(1,760)	—	(9,350,840)
Distributable earnings — Class 2	—	(84,432)	—	—	—	—
Distributable earnings — Class 3	—	(1,974,512)	—	(2,310,160)	—	(1,429,258)

Total distributions to shareholders	—	(6,256,231)	—	(2,311,920)	—	(10,780,098)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	25,658,713	34,654,420	(14,207,436)	(69,597,273)	15,924,782	2,439,341

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,367,265)	75,090,353	(75,299,831)	(21,390,708)	(4,093,763)	(13,565,747)

NET ASSETS:
Beginning of period	350,864,392	275,774,039	582,287,552	603,678,260	301,161,377	314,727,124

End of period	$325,497,127	$350,864,392	$506,987,721	$582,287,552	$297,067,614	$301,161,377

See Notes to Financial Statements

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SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA T. Rowe Price Asset Allocation Growth		SA T. Rowe Price VCP Balanced		SA VCP Dynamic Allocation
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,023,652	$2,022,148	$10,864,500	$11,237,137	$(11,402,253)	$84,371,043
Net realized gain (loss) on investments and foreign currencies	10,449,232	44,776,729	(10,581,212)	199,264,596	79,219,786	760,716,446
Net unrealized gain (loss) on investments and foreign currencies	(72,855,032)	(256,310)	(173,441,182)	(77,028,180)	(976,277,686)	(247,641,508)

Net increase (decrease) in net assets resulting from operations	(59,382,148)	46,542,567	(173,157,894)	133,473,553	(908,460,153)	597,445,981

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(4,865)	—	(6,133)	—	(37,257)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(8,254,703)	—	(99,112,499)	—	(852,559,522)

Total distributions to shareholders	—	(8,259,568)	—	(99,118,632)	—	(852,596,779)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	40,999,655	187,682,346	(16,352,556)	14,577,572	(578,786,156)	(506,230,777)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,382,493)	225,965,345	(189,510,450)	48,932,493	(1,487,246,309)	(761,381,575)

NET ASSETS:
Beginning of period	629,104,398	403,139,053	1,713,278,416	1,664,345,923	10,990,135,371	11,751,516,946

End of period	$610,721,905	$629,104,398	$1,523,767,966	$1,713,278,416	$9,502,889,062	$10,990,135,371

See Notes to Financial Statements

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SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA VCP Dynamic Strategy		SA VCP Index Allocation
	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022	For the six months ended July 31, 2022 (unaudited)	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(7,468,986)	$53,268,488	$(897,596)	$3,042,142
Net realized gain (loss) on investments and foreign currencies	160,908,804	386,086,110	(13,721,966)	26,667,394
Net unrealized gain (loss) on investments and foreign currencies	(680,693,546)	(51,842,951)	(28,297,832)	12,584,413

Net increase (decrease) in net assets resulting from operations	(527,253,728)	387,511,647	(42,917,394)	42,293,949

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(37,729)	—	(29,452)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	—	(372,296,363)	—	(42,316,405)

Total distributions to shareholders	—	(372,334,092)	—	(42,345,857)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(463,605,864)	1,053,054,934	4,082,496	83,997,315

TOTAL INCREASE (DECREASE) IN NET ASSETS	(990,859,592)	1,068,232,489	(38,834,898)	83,945,407

NET ASSETS:
Beginning of period	7,116,653,237	6,048,420,748	524,059,046	440,113,639

End of period	$6,125,793,645	$7,116,653,237	$485,224,148	$524,059,046

See Notes to Financial Statements

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SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2022 - (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty-one separate investment series, fifty-three of which are included in this report. The Eight Portfolios of the Trust not included in this report are the SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio (collectively, the “Feeder Funds”). They also include SA Wellington Government & Quality Bond Portfolio, SA Wellington Strategic Multi-Asset Income Portfolio, and SA Wellington Capital Appreciation Portfolio. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect majority-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer, and The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”) and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. AGL, VALIC and USL are majority-owned subsidiaries of AIG.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Effective July 1, 2022, the name of the SA Franklin U.S. Smart Equity Portfolio was changed to SA Franklin Systematic U.S. Large Cap Core Portfolio.

The investment goals for each of the Portfolios included in this report are as follows:

The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The SA BlackRock Multi-Factor 70/30 Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% of its net assets in equity securities and 30% of its net assets in fixed income securities.

The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.

The SA DFA Ultra Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in bonds.

The SA Emerging Markets Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.

The SA Federated Hermes Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of its net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The SA Fidelity Institutional AM® International Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in non-U.S. securities, including securities of issuers located in emerging markets that demonstrate the potential for capital appreciation.

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The SA Fidelity Institutional AM® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.

The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Intermediate Government/Credit Bond Index (the “Bloomberg Barclays US Intermediate Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Intermediate Government/Credit Bond Index or that have economic characteristics comparable to securities included in the index.

The SA Franklin BW U.S. Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies.

The SA Franklin Systematic U.S. Large Cap Core Portfolio seeks higher risk-adjusted performance than the Russell 1000 Index over the long-term. Its strategy is to invest, under normal circumstances, approximately 80% of its net assets in equity securities of U.S. large capitalization companies.

The SA Franklin Systematic U.S. Large Cap Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, approximately 80% of its net assets in equity securities of U.S. large capitalization companies.

The SA Franklin Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies. income securities.

The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of its assets (with a range of 65% to 85% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Goldman Sachs Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.

The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of its assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

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The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.

The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The SA Invesco Main Street Large Cap Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.

The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.

The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.

The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.

The SA JPMorgan Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of its net assets of the Portfolio will be invested in equity securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.

The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Growth or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Value or in securities that have economic characteristics comparable to securities included in the index.

The SA MFS Blue Chip Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.

The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities. Under normal circumstances, approximately 60% of its net assets will be invested in equity securities and approximately 40% of its assets in debt instruments.

The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.

The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of its net assets will be invested in equity securities that may include convertible securities.

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*	Effective March 15, 2022, the Portfolio’s sub-classification under the Investment Company Act of 1940 changed from “diversified” to “non-diversified”.

The SA PIMCO RAE International Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries.

The SA PIMCO VCP Tactical Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest in a combination of fixed-income instruments and derivatives. Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its net assets to a component that gains exposure to equity markets primarily by investing in exchange-traded futures contracts and equity swaps and approximately 40% of its net assets to fixed income component.

The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA Putnam International Growth and Income Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% (with the range of 50% to 70%) of its net assets to equity exposure and approximately 40% (with a range of 20% to 50%) of its net assets to fixed income exposure.

The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.

The SA T. Rowe Price Asset Allocation Growth Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of its net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Index Allocation Portfolio seeks capital appreciation and secondarily, income while managing portfolio volatility. Its strategy is to invest under normal circumstances approximately 80% of its assets in combination of other mutual funds (“Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options (“Overlay Component”).

Each Portfolio is diversified with the exception of SA Fidelity Institutional AM® Real Estate Portfolio, SA Goldman Sachs Global Bond Portfolio, SA Janus Focused Growth Portfolio and SA MFS Blue Chip Growth Portfolio*, which are non-diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

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Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of July 31, 2022, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to

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other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures:    A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options:    An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements:    Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement

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amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Forward Foreign Currency Contracts:    A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional

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amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements:    Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements:    Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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The following tables represent the value of derivatives held as of July 31, 2022, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended July 31, 2022. For a detailed presentation of derivatives held as of July 31, 2022, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$—	$—	$—	$—	$143,188	$—	$—	$—
SA Federated Hermes Corporate Bond	—	—	—	—	147,656	—	—	—
SA Franklin Tactical Opportunities	1,938,250	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	326,665	1,645,084	299,144	—	216,499	1,929,889	491,944	—
SA Goldman Sachs Multi-Asset Insights	14,219	—	—	—	203	—	—	—
SA JPMorgan Diversified Balanced	193,447	—	—	—	131,567	—	—	—
SA JPMorgan MFS Core Bond	736,453	—	—	—	33,718	—	—	—
SA MFS Total Return	36,883	—	—	—	7,250	—	—	—
SA PIMCO VCP Tactical Balanced	38,831	3,103,400	—	—	144,930	465,182	35,079	—
SA Schroders VCP Global Allocation	300,164	—	—	—	207,472	—	—	—
SA Small Cap Index	—	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	7,823	—	578	—	2,719	—	—	—
SA T. Rowe Price VCP Balanced	414,845	—	—	—	22,648	—	—	—
SA VCP Index Allocation	130,453	—	—	—	13,406	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	588,036	—	1,654,160	—	—	—	—	—
SA Emerging Markets Equity Index	—	—	—	—	39,480	—	—	—
SA Franklin Tactical Opportunities	48,000	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	3,055	—	—	—
SA International Index	302,625	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	101,550	—	—	—	500,135	—	—	—
SA JPMorgan Emerging Markets	58,038	—	—	—	—	—	—	—
SA Large Cap Growth Index	6,000	—	—	—	—	—	—	—
SA Large Cap Index	660,000	—	—	—	—	—	—	—
SA Large Cap Value Index	12,000	—	—	—	—	—	—	—
SA Mid Cap Index	232,400	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	6,548,147	—	3,388,275	—	—	—	—	—
SA Schroders VCP Global Allocation	1,128,437	—	230,658	—	1,038,595	—	—	—
SA Small Cap Index	108,750	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	243,000	—	3,730,300	—	252,860	—	—	—
SA VCP Dynamic Allocation	—	—	52,705,936	—	3,285,604	—	—	—
SA VCP Dynamic Strategy	—	—	31,182,968	—	10,795,201	—	—	—
SA VCP Index Allocation	386,225	—	1,244,285	—	—	—	—	—

	Credit Contracts
SA Goldman Sachs Global Bond	—	—	—	—	—	89,809	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	—	20,173	—	—
SA PIMCO VCP Tactical Balanced	—	18,539	—	—	—	84,979	—	—
SA Small Cap Index	—	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	—	—	—	—	8,674	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	222,625	—	—	—	51,380
SA Goldman Sachs Global Bond	—	—	514,594	2,969,462	—	—	563,410	2,667,526
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	—	—	—	74,652	—	—	—	13,980
SA PIMCO VCP Tactical Balanced	—	—	—	119,580	—	—	—	42,608
SA Putnam International Growth and Income	—	—	—	1,740,163	—	—	—	1,665,476
SA Small Cap Index	—	—	—	—	—	—	—	—
SA Schroders VCP Global Allocation	—	—	—	873,501	—	—	—	794,095
SA T. Rowe Price VCP Balanced	—	—	—	13,961	—	—	—	20,576

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts

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(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s

Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation/ (Depreciation)	Portfolio	Cumulative Appreciation/ (Depreciation)
SA BlackRock VCP Global Multi Asset	$1,720,519	SA Large Cap Value Index	$78,653
SA Emerging Markets Equity Index	(99,877)	SA MFS Total Return	87,537
SA Federated Hermes Corporate Bond	(1,519,512)	SA Mid Cap Index	1,614,602
SA Franklin Tactical Opportunities	91,034	SA PIMCO VCP Tactical Balanced	29,589,353
SA Goldman Sachs Global Bond	813,874	SA Schroders VCP Global Index Allocation	(1,550,742)
SA Goldman Sachs Multi-Asset Insights	89,870	SA Small Cap Index	1,258,119
SA International Index	1,093,819	SA T. Rowe Price Asset Allocation Growth	71,485
SA JPMorgan Diversified Balanced	(2,386,061)	SA T. Rowe Price VCP Balanced	2,983,538
SA JPMorgan Emerging Markets	134,596	SA VCP Dynamic Allocation	(10,851,894)
SA JPMorgan MFS Core Bond	(64,125)	SA VCP Dynamic Strategy	(51,662,973)
SA Large Cap Growth Index	39,327	SA VCP Index Allocation	1,720,307
SA Large Cap Index	4,325,919

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$5,789,149	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	(2,143,383)	—	—	—	—
SA Franklin Tactical Opportunities	(17,166)	—	—	—	—
SA Goldman Sachs Global Bond	(3,979,590)	457,768	3,314,693	(23,326)	—
SA Goldman Sachs Multi-Asset Insights	(807,465)	—	—	—	—
SA JPMorgan Diversified Balanced	(3,701,004)	—	—	—	—
SA JPMorgan MFS Core Bond	(12,111,146)	—	—	—	—
SA MFS Total Return	(350,035)	—	—	—	—
SA PIMCO VCP Tactical Balanced	(7,223,183)	(646,687)	98,386	—	—
SA Schroders VCP Global Allocation	1,267,461	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	(177,981)	—	(969)	5,057	—
SA T. Rowe Price VCP Balanced	(12,289,529)	—	(4,126)	(4,490,747)	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—
SA VCP Index Allocation	(5,041,540)	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	(22,442,232)	—	—	1,330,586	—
SA Emerging Markets Equity Index	(1,397,981)	—	—	—	—
SA Franklin Tactical Opportunities	(291,249)	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	(182,444)	—	—	—	—
SA International Index	(5,721,678)	—	—	—	—
SA JPMorgan Diversified Balanced	177,740	—	—	—	—
SA JPMorgan Emerging Markets	(271,343)	—	—	—	—
SA Large Cap Growth Index	(91,388)	—	—	—	—
SA Large Cap Index	(10,650,733)	—	—	—	—
SA Large Cap Value Index	(182,776)	—	—	—	—
SA Mid Cap Index	(3,319,328)	—	—	—	—
SA PIMCO VCP Tactical Balanced	(107,925,595)	—	—	6,113,112	—
SA Schroders VCP Global Allocation	(6,920,090)	—	—	—	—
SA Small Cap Index	(2,063,214)	—	—	—	—
SA T. Rowe Price VCP Balanced	(20,943,827)	—	—	(4,496,087)	—
SA VCP Dynamic Allocation	(9,996,885)	—	—	46,830,785	—
SA VCP Dynamic Strategy	82,906,445	—	—	35,944,591	—
SA VCP Index Allocation	(11,119,722)	—	—	(1,434,065)	—

470

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Credit Contracts
SA Goldman Sachs Global Bond	$—	$(33,261)	$—	$—	$—
SA Goldman Sachs Multi-Asset Insights		(20,044)	—	—	—
SA PIMCO VCP Tactical Balanced	—	21,328	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	(64,618)	—	—	—
SA T. Rowe Price VCP Balanced	—	(160,901)	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	(683,752)
SA Goldman Sachs Global Bond	—	—	(1,194,922)	(2,565,931)	2,125,800
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	—
SA Invesco VCP Equity-Income	—	—	—	—	—
SA JPMorgan Diversified Balanced	—	—	—	—	(147,818)
SA PIMCO VCP Tactical Balanced	—	—	—	—	738,502
SA Putnam International Growth and Income	—	—	—	—	(1,439,287)
SA Schroders VCP Global Allocation	—	—	—	—	(1,729,181)
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	713	(2,285)	(11,640)
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$(780,455)	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	(1,295,959)	—	—	—	—
SA Franklin Tactical Opportunities	(1,791)	—	—	—	—
SA Goldman Sachs Global Bond	1,254,779	(1,089,116)	235,680	(241,164)	—
SA Goldman Sachs Multi-Asset Insights	204,942	—	—	—	—
SA JPMorgan Diversified Balanced	(654,798)	—	—	—	—
SA JPMorgan MFS Core Bond	1,713,374	—	—	—	—
SA MFS Total Return	170,365	—	—	—	—
SA PIMCO VCP Tactical Balanced	1,933,615	2,243,910	70,506	—	—
SA Schroders VCP Global Allocation	(1,926,581)	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	87,447	—	—	(77)	—
SA T. Rowe Price VCP Balanced	3,943,845	—	—	225	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—
SA VCP Index Allocation	1,371,359	—	—	—	—

471

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Equity Contracts
SA BlackRock VCP Global Multi Asset	$5,614,641	$—	$—	$(692,889)	$—
SA Emerging Markets Equity Index	(186,880)	—	—	—	—
SA Franklin Tactical Opportunities	92,825	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	7,266	—	—	—	—
SA International Index	1,457,977	—	—	—	—
SA JPMorgan Diversified Balanced	(778,598)	—	—	—	—
SA JPMorgan Emerging Markets	220,087	—	—	—	—
SA Large Cap Growth Index	54,790	—	—	—	—
SA Large Cap Index	5,878,886	—	—	—	—
SA Large Cap Value Index	109,579	—	—	—	—
SA Mid Cap Index	2,277,552	—	—	—	—
SA PIMCO VCP Tactical Balanced	47,303,678	—	—	(3,081,288)	—
SA Schroders VCP Global Allocation	1,105,777	—	—	62,303	—
SA Small Cap Index	2,692,931	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	—	—	—	—
SA T. Rowe Price VCP Balanced	7,632,723	—	—	(2,848, 692)	—
SA VCP Dynamic Allocation	(8,496,232)	—	—	(44,788,927)	—
SA VCP Dynamic Strategy	(49,733,084)	—	—	(31,106,369)	—
SA VCP Index Allocation	4,767,185	—	—	(965,616)	—

	Credit Contracts
SA Goldman Sachs Global Bond	—	(52,375)	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	2,060	—	—	—
SA PIMCO VCP Tactical Balanced	—	(32,353)	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	14,478	—	—	—
SA T. Rowe Price VCP Balanced	—	42,030	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	103,713
SA Goldman Sachs Global Bond	—	—	415,027	(657,198)	192,966
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	—
SA Invesco VCP Equity-Income	—	—	—	—	—
SA JPMorgan Diversified Balanced	—	—	—	—	117,581
SA PIMCO VCP Tactical Balanced	—	—	—	—	135,362
SA Putnam International Growth and Income	—	—	—	—	839,232
SA Schroders VCP Global Allocation	—	—	—	—	550,851
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	(3,313)
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

472

The following table represents the average monthly balances of derivatives held during the six months ended July 31, 2022.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
SA BlackRock VCP Global Multi Asset	$203,725,791	$69,684,457	$—	$3,786,138	$—	$—	$—	$—
SA Emerging Markets Equity Index	8,002,398	—	—	—	—	—	—	—
SA Federated Hermes Corporate Bond	18,965,688	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	4,991,998	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	120,058,126	303,345,230	569,288	450,339	326,242,660	32,665,071	985,845	757,055
SA Goldman Sachs Multi-Asset Insights	12,294,666	—	—	—	—	5,060,000	—	—
SA International Index	29,666,293	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	132,756,847	3,258,545	—	—	—	—	—	—
SA JPMorgan Emerging Markets	1,974,287	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	203,203,832	—	—	—	—	—	—	—
SA Large Cap Growth Index	418,008	—	—	—	—	—	—	—
SA Large Cap Index	53,143,998	—	—	—	—	—	—	—
SA Large Cap Value Index	836,017	—	—	—	—	—	—	—
SA MFS Total Return	20,421,285	—	—	—	—	—	—	—
SA Mid Cap Index	18,000,180	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	684,639,951	21,622,142	—	5,488,168	33,735,390	4,592,437	14,969	35,366
SA Putnam International Growth and Income	—	70,825,708	—	—	—	—	—	—
SA Schroders VCP Global Allocation	357,542,333	138,001,812	—	1,231,018	—	—	—	—
SA Small Cap Index	11,381,037	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	5,380,171	547,149	96	205	—	4,583,333	—	46
SA T. Rowe Price VCP Balanced	258,224,059	1,094,297	—	4,489,560	—	7,333,333	—	116
SA VCP Dynamic Allocation	272,539,583	—	—	88,748,101	—	—	—	—
SA VCP Dynamic Strategy	731,365,000	—	—	57,680,572	—	—	—	—
SA VCP Index Allocation	115,246,781	—	—	1,470,624	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following table represents the Portfolio’s objectives for using derivative instruments the for the six months ended July 31, 2022:

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts
SA BlackRock VCP Global Multi Asset	2,5	7	6	—	—
SA Emerging Markets Equity Index	5	—	—	—	—
SA Federated Hermes Corporate Bond	2	—	—	—	—
SA Franklin Tactical Opportunities	5	—	—	—	—
SA Goldman Sachs Global Bond	2	1	2	2	3,4
SA Goldman Sachs Multi-Asset Insights	4	—	—	—	4
SA International Index	5	—	—	—	—
SA JPMorgan Diversified Balanced	2,5	1	—	—	—
SA JPMorgan Emerging Markets	2,5	—	—	—	—
SA JPMorgan MFS Core Bond	2,5	—	—	—	—
SA Large Cap Growth Index	5	—	—	—	—
SA Large Cap Index	5	—	—	—	—
SA Large Cap Value Index	5	—	—	—	—
SA MFS Total Return	2,5	—	—	—	—
SA Mid Cap Index	5	—	—	—	—
SA PIMCO VCP Tactical Balanced	2,5	7	2,5,6	2	3,5
SA Putnam International Growth and Income	—	7	—	—	—
SA Schroders VCP Global Allocation	2,5	1	5	—	—
SA Small Cap Index	5	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	2	—	5	—	3
SA T. Rowe Price VCP Balanced	2,5	1	5	—	3
SA VCP Dynamic Allocation	5	—	5	—	—
SA VCP Dynamic Strategy	5	—	5	—	—
SA VCP Index Allocation	5	—	5	—	—

(1)	To manage foreign currency exchange rate risk.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage credit risk.
(4)	To manage against or gain exposure to certain securities and/or sectors.
(5)	To manage exposures in certain securities markets.
(6)	To manage portfolio risk
(7)	To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.

473

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of July 31, 2022. The repurchase agreements held by the Portfolios as of July 31, 2022, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA BlackRock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$5,436	$—	$—	$5,436	$—	$—	$—	$—	$5,436	$—	$5,436
Citibank, N.A.	5,994	—	—	5,994	8,250	—	—	8,250	(2,256)	—	(2,256)
Deutsche Bank AG	136,917	—	—	136,917	16,764	—	—	16,764	120,153	—	120,153
Goldman Sachs International	—	—	1,654,160	1,654,160	—	—	—	—	1,654,160	—	1,654,160
JPMorgan Chase Bank, N.A.	26,997	—	—	26,997	12,408	—	—	12,408	14,589	—	14,589
Morgan Stanley and Co. International PLC	—	—	—	—	5,683	—	—	5,683	(5,683)	—	(5,683)
UBS AG	47,281	—	—	47,281	8,275	—	—	8,275	39,006	—	39,006

Total	$222,625	$—	$1,654,160	$1,876,785	$51,380	$—	$—	$51,380	$1,825,405	$—	$1,825,405

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Goldman Sachs Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$11,107	$11,107	$—	$—	$14,742	$14,742	$(3,635)	$—	$(3,635)
Barclays Bank PLC	—	—	16,880	16,880	—	—	19,042	19,042	(2,162)	—	(2,162)
BNP Paribas SA	—	—	48,520	48,520	—	—	31,459	31,459	17,061	—	17,061
Citibank N.A.	—	—	237,803	237,803	—	—	330,817	330,817	(93,014)	76,699	(16,315)
Credit Suisse International	—	—	41,420	41,420	—	—	46,612	46,612	(5,192)	—	(5,192)
Deutsche Bank AG	—	—	183,765	183,765	—	—	169,283	169,283	14,482	—	14,482
HSBC Bank PLC	—	—	124,222	124,222	—	—	116,291	116,291	7,931	—	7,931
JPMorgan Chase Bank N.A.	2,969,462	—	32,749	3,002,211	2,667,526	—	78,590	2,746,116	256,095	—	256,095
Morgan Stanley & Co., Inc.	—	—	32,496	32,496	—	—	235,318	235,318	(202,822)	30,002	(172,820)
Standard Chartered Bank	—	—	—	—	—	—	2,509	2,509	(2,509)	—	(2,509)
UBS AG	—	—	9,667	9,667	—	—	10,691	10,691	(1,024)	—	(1,024)

Total	$2,969,462	$—	$738,629	$3,708,091	$2,667,526	$—	$1,055,354	$3,722,880	$(14,789)	$106,701	$91,912

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA JPMorgan Diversified Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$—	$—	$36	$—	$—	$36	$(36)	$—	$(36)
Goldman Sachs International	—	—	—	—	4,219	—	—	4,219	(4,219)	—	(4,219)
HSBC Bank PLC	—	—	—	—	3,090	—	—	3,090	(3,090)	—	(3,090)
Merrill Lynch International	56,199	—	—	56,199	1,665	—	—	1,665	54,534	—	54,534
Royal Bank of Canada	101	—	—	101	—	—	—	—	101	—	101
State Street Bank & Trust Company	4,088	—	—	4,088	4,970	—	—	4,970	(882)	—	(882)
Toronto Dominion Bank	14,264	—	—	14,264	—	—	—	—	14,264	—	14,264

Total	$74,652	$—	$—	$74,652	$13,980	$—	$—	$13,980	$60,672	$—	$60,672

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

474

	SA PIMCO VCP Tactical Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$105,701	$—	$—	$105,701	$5,448	$—	$—	$5,448	$100,253	$—	$100,253
Barclays Bank PLC	5,470	—	—	5,470	—	—	—	—	5,470	—	5,470
Citibank, N.A.	656	—	—	656	24,253	16,993	—	41,246	(40,590)	—	(40,590)
Goldman Sachs International	7,753	—	—	7,753	12,907	71,257	35,079	119,243	(111,490)	—	(111,490)
Morgan Stanley Capital Services LLC	—	—	—	—	—	33,891	—	33,891	(33,891)	—	(33,891)

Total	$119,580	$—	$—	$119,580	$42,608	$122,141	$35,079	$199,828	$(80,248)	$—	$(80,248)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$174,164	$—	$—	$174,164	$272,203	$—	$—	$272,203	$(98,039)	$—	$(98,039)
Barclays Bank PLC	143,580	—	—	143,580	28,409	—	—	28,409	115,171	—	115,171
Citibank, N.A.	102,406	—	—	102,406	147,568	—	—	147,568	(45,162)	—	(45,162)
Goldman Sachs International	224,483	—	—	224,483	21,921	—	—	21,921	202,562	—	202,562
HSBC Bank PLC	5,773	—	—	5,773	277,077	—	—	277,077	(271,304)	—	(271,304)
JPMorgan Chase Bank N.A.	412,021	—	—	412,021	35,433	—	—	35,433	376,588	—	376,588
Morgan Stanley and Co. International PLC	46,299	—	—	46,299	180,172	—	—	180,172	(133,873)	—	(133,873)
Natwest Markets PLC	37,519	—	—	37,519	114,366	—	—	114,366	(76,847)	—	(76,847)
State Street Bank & Trust Company	556,634	—	—	556,634	156,009	—	—	156,009	400,625	—	400,625
Toronto Dominion Bank	19,462	—	—	19,462	56,035	—	—	56,035	(36,573)	—	(36,573)
UBS AG	—	—	—	—	31,571	—	—	31,571	(31,571)	—	(31,571)
Westpac Banking Corp.	17,822	—	—	17,822	344,712	—	—	344,712	(326,890)	—	(326,890)

Total	$1,740,163	$—	$—	$1,740,163	$1,665,476	$—	$—	$1,665,476	$74,687	$—	$74,687

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$301,894	$—	$—	$301,894	$12,603	$—	$—	$12,603	$289,291	$—	$289,291
Barclays Bank PLC	—	—	—	—	393,595	—	—	393,595	(393,595)	270,000	(123,595)
Citibank, N.A.	46,687	—	—	46,687	—	—	—	—	46,687	—	46,687
Goldman Sachs International	31,972	—	—	31,972	40,372	—	—	40,372	(8,400)	—	(8,400)
Morgan Stanley and Co. International PLC	286,510	—	—	286,510	119,975	—	—	119,975	166,535	—	166,535
UBS AG	206,438	—	—	206,438	227,550	—	—	227,550	(21,112)	—	(21,112)

Total	$873,501	$—	$—	$873,501	$794,095	$—	$—	$794,095	$79,406	$270,000	$349,406

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

475

	SA T. Rowe Price VCP Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$4,899	$—	$—	$4,899	$7,680	$—	$—	$7,680	$(2,781)	$—	$(2,781)
Barclays Bank PLC	337	—	—	337	—	—	—	—	337	—	337
Citibank, N.A.	3,690	—	—	3,690	—	—	—	—	3,690	—	3,690
Deutsche Bank AG	—	—	—	—	2,504	—	—	2,504	(2,504)	—	(2,504)
Goldman Sachs International	55	—	—	55	4,662	—	—	4,662	(4,607)	—	(4,607)
HSBC Bank PLC	307	—	—	307	2,931	—	—	2,931	(2,624)	—	(2,624)
JPMorgan Chase Bank N.A.	1,598	—	—	1,598	2,799	—	—	2,799	(1,201)	—	(1,201)
UBS AG	3,075	—	—	3,075	—	—	—	—	3,075	—	3,075

	$13,961	$—	$—	$13,961	$20,576	$—	$—	$20,576	$(6,615)	$—	$(6,615)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$29,311,331	$29,311,331	$—	$—	$—	$—	$29,311,331	$(29,311,331)	$—
Goldman Sachs International	—	—	14,953,253	14,953,253	—	—	—	—	14,953,253	(14,953,253)	—
UBS AG	—	—	8,441,352	8,441,352	—	—	—	—	8,441,352	(5,035,700)	3,405,652

Total	$—	$—	$52,705,936	$52,705,936	$—	$—	$—	$—	$52,705,936	$(49,300,284)	$3,405,652

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$14,378,753	$14,378,753	$—	$—	$—	$—	$14,378,753	$(14,378,753)	$—
Goldman Sachs International	—	—	11,076,484	11,076,484	—	—	—	—	11,076,484	(11,076,484)	—
UBS AG	—	—	5,727,731	5,727,731	—	—	—	—	5,727,731	(4,311,000)	1,416,731

Total	$—	$—	$31,182,968	$31,182,968	$—	$—	$—	$—	$31,182,968	$(29,766,237)	$1,416,731

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Structured Notes:    A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

476

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

Mortgage-Backed Dollar Rolls:    Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Loans:    Certain Portfolios invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

477

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, distributions from income from the Underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2014 through 2020. These filing are subject to various administrative and judicial proceedings within these countries. During the current fiscal year, the SA PIMCO RAE International Value Portfolio successfully recovered taxes withheld by France for the calendar years 2014-2020 in the amount of $2,318,349. Such amounts are disclosed in the Statement of Operations as Dividends, Interest income and Net realized foreign exchange gain (loss) on other assets and liabilities of $2,389,142, $282,886 and $(353,679), respectively. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of each of the respective fund of fund portfolios and do not include indirect expenses associated with the investments in the underlying funds.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

478

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

LIBOR Risk:    A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate, SOFR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates (e.g., SOFR, which is intended to replace the U.S. dollar LIBOR). It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio’s performance and/or net asset value.

Recent Accounting and Regulatory Developments:    In March 2020, the FASB issued ASU No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Portfolios.

479

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2022
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$—	$267,274,676	$736,467,276	$13,065,838	$149,381,328
SA AB Small & Mid Cap Value	59,814,436	78,115,374	107,983,190	7,060,288	—
SA BlackRock Multi-Factor 70/30	339,527	472,460	(1,319,007)	2,893,977	11,722
SA BlackRock VCP Global Multi Asset	42,324	10,239	(8,729,132)	121,009,315	6,584,515
SA DFA Ultra Short Bond	—	(6,102,880)	(2,030,830)	68,148	—
SA Emerging Market Equity Index	1,661,777	(2,126,654)	11,297,959	1,132,097	—
SA Federated Hermes Corporate Bond	44,745,599	4,786,798	35,960,639	47,252,207	4,529,282
SA Fidelity Institutional AM® International Growth	18,663	25,678,006	46,173,267	9,406,740	16,589,209
SA Fidelity Institutional AM® Real Estate	6,017,311	20,243,560	74,621,998	4,100,457	—
SA Fixed Income Index	9,412,821	1,466,309	9,449,951	12,995,759	5,413,298
SA Fixed Income Intermediate Index	6,336,641	137,471	(128,555)	6,916,213	389,197
SA Franklin BW U.S. Large Cap Value	68,534,373	180,326,593	361,410,309	31,998,161	5,253,830
SA Franklin Small Company Value	26,511,379	41,071,143	42,793,206	23,200,628	—
SA Franklin Systematic U.S. Large Cap Core	2,501,818	15,372,434	29,440,362	95,277	—
SA Franklin Systematic U.S. Large Cap Value	30,084,833	65,644,064	9,234,032	29,141,823	7,599,377
SA Franklin Tactical Opportunities	2,694,823	444,385	8,722,400	3,077,442	2,683,487
SA Global Index Allocation 60/40	36,971	779,322	7,948,152	1,123,307	2,312,105
SA Global Index Allocation 75/25	91,926	993,346	9,204,002	1,084,129	1,616,922
SA Global Index Allocation 90/10	3,860,122	5,404,630	42,196,831	2,830,543	2,860,001
SA Goldman Sachs Global Bond	—	(684,857)	1,430,188	9,801,252	—
SA Goldman Sachs Multi-Asset Insights	565,049	1,424,383	1,665,544	3,354,355	2,924,614
SA Index Allocation 60/40	3,054,643	8,153,600	31,456,428	186,849	2,393,150
SA Index Allocation 80/20	6,168,023	14,031,467	83,617,180	4,621,576	7,571,482
SA Index Allocation 90/10	16,665,207	32,793,020	244,246,138	12,192,901	19,533,289
SA International Index	18,879,653	354,148	111,497,402	11,954,433	129,640
SA Invesco Growth Opportunities	4,707,001	62,313,718	35,337,336	18,020,552	26,511,930
SA Invesco Main Street Large Cap	14,738,943	85,427,002	100,201,137	3,129,347	23,125,609
SA Janus Focused Growth	1,894,477	91,089,007	199,805,974	5,241,420	50,905,492
SA JPMorgan Diversified Balanced	20,043,026	43,434,225	19,067,723	8,448,890	18,717,394
SA JPMorgan Emerging Markets	5,378,458	1,668,748	22,525,919	4,119,672	—
SA JPMorgan Equity-Income	23,907,916	122,500,358	400,081,347	21,890,797	40,036,056
SA JPMorgan Global Equities	11,220,000	47,543,664	95,279,029	6,408,741	—
SA JPMorgan MFS Core Bond	36,791,801	(836,438)	2,563,745	70,594,327	—
SA JPMorgan Mid-Cap Growth	8,179,819	148,757,001	41,345,842	21,724,166	69,619,276
SA Large Cap Growth Index	3,303,468	39,488,342	127,166,291	5,219,337	14,874,290
SA Large Cap Index	47,439,363	151,808,510	1,739,161,755	52,026,895	45,953,459
SA Large Cap Value Index	9,443,374	20,970,247	51,577,476	9,890,341	2,110,850
SA MFS Blue Chip Growth	39,505,299	89,600,195	247,844,902	11,819,913	71,601,558
SA MFS Massachusetts	17,846,422	185,189,478	446,880,230	6,645,574	43,774,705
SA MFS Total Return	7,655,089	45,144,085	111,064,221	7,724,715	29,145,002
SA Mid Cap Index	9,612,622	22,457,651	74,295,931	14,427,000	8,423,526
SA Morgan Stanley International Equities	10,255,007	36,504,139	43,894,149	5,187,671	—
SA PIMCO RAE International Value	35,486,576	13,341,405	14,240,906	19,894,686	—
SA PIMCO VCP Tactical Balanced	—	—	(4,894,993)	78,678,591	106,220,649
SA PineBridge High Yield Bond	13,361,606	(15,645,512)	(3,933,281)	14,725,632	—
SA Putnam International Growth and Income	8,007,116	13,915,138	52,787,943	6,256,231	—
SA Schroders VCP Global Allocation	41,214,794	29,790,068	25,585,477	2,311,920	—
SA Small Cap Index	6,795,465	23,716,249	30,560,148	2,518,592	8,261,506
SA T. Rowe Price Asset Allocation Growth	9,105,852	36,373,326	66,220,143	1,851,287	6,408,281
SA T. Rowe Price VCP Balanced	177,085,848	26,158,193	190,406,207	99,118,632	—
SA VCP Dynamic Allocation	323,651,527	672,795,530	1,182,940,697	182,260,467	670,336,312
SA VCP Dynamic Strategy	134,791,965	344,134,147	658,764,792	289,497,569	82,836,523
SA VCP Index Allocation	14	1,811,435	69,777,010	25,222,163	17,123,694

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

480

As of January 31, 2022, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Unlimited
Portfolio	ST	LT
SA AB Growth	$—	—
SA AB Small & Mid Cap Value	—	—
SA BlackRock Multi-Factor 70/30	—	—
SA BlackRock VCP Global Multi Asset	—	—
SA DFA Ultra Short Bond	356,370	5,746,510
SA Emerging Market Equity Index	496,610	1,630,044
SA Federated Hermes Corporate Bond	—	—
SA Fidelity Institutional AM® International Growth	—	—
SA Fidelity Institutional AM® Real Estate	—	—
SA Fixed Income Index	—	—
SA Fixed Income Intermediate Index	—	—
SA Franklin BW U.S. Large Cap Value	—	—
SA Franklin Small Company Value	—	—
SA Franklin Systematic U.S. Large Cap Core	—	—
SA Franklin Systematic U.S. Large Cap Value	—	—
SA Franklin Tactical Opportunities	—	—
SA Global Index Allocation 60/40	—	—
SA Global Index Allocation 75/25	—	—
SA Global Index Allocation 90/10	—	—
SA Goldman Sachs Global Bond	533,337	151,520
SA Goldman Sachs Multi-Asset Insights	—	—
SA Index Allocation 60/40	—	—
SA Index Allocation 80/20	—	—
SA Index Allocation 90/10	—	—
SA International Index	—	—
SA Invesco Growth Opportunities	—	—
SA Invesco Main Street Large Cap	—	—
SA Janus Focused Growth	—	—
SA JPMorgan Diversified Balanced	—	—
SA JPMorgan Emerging Markets	—	—
SA JPMorgan Equity-Income	—	—
SA JPMorgan Global Equities	—	—
SA JPMorgan MFS Core Bond	836,438	—
SA JPMorgan Mid-Cap Growth	—	—
SA Large Cap Growth Index	—	—
SA Large Cap Index	—	—
SA Large Cap Value Index	—	—
SA MFS Blue Chip Growth	—	—
SA MFS Massachusetts	—	—
SA MFS Total Return	—	—
SA Mid Cap Index	—	—
SA Morgan Stanley International Equities	—	—
SA PIMCO RAE International Value	—	—
SA PIMCO VCP Tactical Balanced	—	—
SA PineBridge High Yield Bond	—	15,645,512
SA Putnam International Growth and Income	—	—
SA Schroders VCP Global Allocation	—	—
SA Small Cap Index	—	—
SA T. Rowe Price Asset Allocation Growth	—	—
SA T. Rowe Price VCP Balanced	—	—
SA VCP Dynamic Allocation	—	—
SA VCP Dynamic Strategy	—	—
SA VCP Index Allocation	—	—

481

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2022, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA AB Growth	$—	$—	$—
SA AB Small & Mid Cap Value	—	—	—
SA BlackRock Multi-Factor 70/30	—	—	—
SA BlackRock VCP Global Multi Asset	842,978	(5,263,857)	11,184,451
SA DFA Ultra Short Bond	114,201	—	—
SA Emerging Market Equity Index	—	—	—
SA Federated Hermes Corporate Bond	—	—	—
SA Fidelity Institutional AM® International Growth	—	—	—
SA Fidelity Institutional AM® Real Estate	—	—	—
SA Fixed Income Index	—	—	—
SA Fixed Income Intermediate Index	—	—	—
SA Franklin BW U.S. Large Cap Value	—	—	—
SA Franklin Small Company Value	—	—	—
SA Franklin Systematic U.S. Large Cap Core	—	—	—
SA Franklin Systematic U.S. Large Cap Value	—	—	—
SA Franklin Tactical Opportunities	—	—	—
SA Global Index Allocation 60/40	—	—	—
SA Global Index Allocation 75/25	31,536	—	—
SA Global Index Allocation 90/10	—	—	—
SA Goldman Sachs Global Bond	—	—	—
SA Goldman Sachs Multi-Asset Insights	169,933	—	—
SA Index Allocation 60/40	—	—	—
SA Index Allocation 80/20	—	—	—
SA Index Allocation 90/10	—	—	—
SA International Index	—	—	—
SA Invesco Growth Opportunities	—	—	—
SA Invesco Main Street Large Cap	—	—	—
SA Janus Focused Growth	—	—	—
SA JPMorgan Diversified Balanced	—	—	—
SA JPMorgan Emerging Markets	—	—	—
SA JPMorgan Equity-Income	—	—	—
SA JPMorgan Global Equities	—	—	—
SA JPMorgan MFS Core Bond	—	—	—
SA JPMorgan Mid-Cap Growth	—	—	—
SA Large Cap Growth Index	—	—	—
SA Large Cap Index	—	—	—
SA Large Cap Value Index	—	—	—
SA MFS Blue Chip Growth	—	—	—
SA MFS Massachusetts	—	—	—
SA MFS Total Return	—	—	—
SA Mid Cap Index	—	—	—
SA Morgan Stanley International Equities	—	—	—
SA PIMCO RAE International Value	—	—	—
SA PIMCO VCP Tactical Balanced	1,690,786	10,738,716	27,675,051
SA PineBridge High Yield Bond	—	—	—
SA Putnam International Growth and Income	—	—	—
SA Schroders VCP Global Allocation	—	—	—
SA Small Cap Index	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—
SA VCP Dynamic Allocation	—	—	—
SA VCP Dynamic Strategy	—	—	—
SA VCP Index Allocation	223,157	28,045	—

482

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA AB Growth	$474,712,571	$(40,410,050)	$434,302,521	$1,234,005,207
SA AB Small & Mid Cap Value	63,871,568	(42,370,536)	21,501,032	517,214,863
SA BlackRock Multi-Factor 70/30	5,549	(5,272,621)	(5,267,072)	77,186,515
SA BlackRock VCP Global Multi Asset	18,016,352	(72,470,248)	(54,453,896)	782,119,958
SA DFA Ultra Short Bond	56,467	(5,475,527)	(5,419,060)	385,961,572
SA Emerging Markets Equity Index	13,571,299	(19,575,419)	(6,004,120)	91,213,128
SA Federated Hermes Corporate Bond	18,515,910	(89,633,423)	(71,117,513)	1,402,662,024
SA Fidelity Institutional AM® International Growth	22,535,223	(6,465,232)	16,069,991	252,303,620
SA Fidelity Institutional AM® Real Estate	47,373,696	(10,291,208)	37,082,488	270,350,743
SA Fixed Income Index	1,823,313	(31,040,429)	(29,217,116)	551,289,308
SA Fixed Income Intermediate Index	786,357	(21,775,748)	(20,989,391)	530,119,308
SA Franklin BW U.S. Large Cap Value	249,189,997	(33,332,916)	215,857,081	1,141,729,428
SA Franklin Small Company Value	31,966,397	(28,626,046)	3,340,351	312,864,018
SA Franklin Systematic U.S. Large Cap Core	18,635,637	(2,650,990)	15,984,647	133,094,555
SA Franklin Systematic U.S. Large Cap Value	18,424,742	(28,122,715)	(9,697,973)	397,231,808
SA Franklin Tactical Opportunities	7,038,031	(5,678,007)	1,360,024	74,832,595
SA Global Index Allocation 60/40	3,838,410	(3,236,981)	601,429	82,668,272
SA Global Index Allocation 75/25	3,772,354	(2,600,111)	1,172,243	79,181,991
SA Global Index Allocation 90/10	17,884,074	(7,456,648)	10,427,426	288,080,837
SA Goldman Sachs Global Bond	11,649,647	(30,110,585)	(18,460,938)	350,819,843
SA Goldman Sachs Multi-Asset Insights	1,597,203	(1,755,285)	(158,082)	37,117,262
SA Index Allocation 60/40	20,977,660	(7,170,250)	13,807,410	221,029,591
SA Index Allocation 80/20	313,127,555	(267,143,098)	45,984,457	397,076,212
SA Index Allocation 90/10	148,794,592	(12,228,279)	136,566,313	1,033,901,949
SA International Index	87,634,722	(70,300,292)	17,334,430	664,585,856
SA Invesco Growth Opportunities	39,139,332	(37,666,196)	1,473,136	254,829,873
SA Invesco Main Street Large Cap	71,864,064	(19,549,299)	52,314,765	388,877,631
SA Janus Focused Growth	141,154,116	(28,563,605)	112,590,511	316,325,869
SA JPMorgan Diversified Balanced	15,461,531	(42,867,526)	(27,405,995)	466,391,891
SA JPMorgan Emerging Markets	10,491,067	(34,056,437)	(23,565,370)	213,005,148
SA JPMorgan Equity-Income	309,897,473	(15,414,682)	294,482,791	831,082,058
SA JPMorgan Global Equities	70,742,177	(16,865,986)	53,876,191	266,785,145
SA JPMorgan MFS Core Bond	7,471,965	(122,789,817)	(115,317,852)	1,962,707,214
SA JPMorgan Mid-Cap Growth	59,529,182	(76,479,963)	(16,950,781)	640,824,194
SA Large Cap Growth Index	100,388,654	(10,107,075)	90,281,579	223,225,134
SA Large Cap Index	1,488,817,453	(83,395,001)	1,405,422,452	1,573,198,976
SA Large Cap Value Index	49,254,123	(20,428,831)	28,825,292	290,361,179
SA MFS Blue Chip Growth	176,151,851	(31,947,499)	144,204,352	513,589,660
SA MFS Massachusetts Investors Trust	337,750,533	(16,938,461)	320,812,072	638,309,012
SA MFS Total Return	87,105,218	(22,111,072)	64,994,146	439,733,233
SA Mid Cap Index	76,818,671	(24,394,700)	52,423,971	374,750,002
SA Morgan Stanley International Equities	30,825,058	(45,170,483)	(14,345,425)	358,612,986
SA PIMCO RAE International Value	23,211,541	(98,157,237)	(74,945,696)	600,523,284
SA PIMCO VCP Tactical Balanced	56,928,939	(34,654,427)	22,274,512	1,265,619,292
SA PineBridge High-Yield Bond	3,108,251	(29,786,513)	(26,678,262)	284,741,682
SA Putnam International Growth and Income	28,586,209	(31,847,055)	(3,260,846)	317,335,076
SA Schroders VCP Global Allocation	33,634,446	(55,781,190)	(22,146,744)	521,878,066
SA Small Cap Index	55,855,998	(44,380,861)	11,475,137	287,142,057
SA T. Rowe Price Asset Allocation Growth	44,227,787	(50,849,891)	(6,622,104)	616,495,911
SA T. Rowe Price VCP Balanced	121,878,255	(104,833,922)	17,044,333	1,531,452,679
SA VCP Dynamic Allocation	836,462,966	(629,799,958)	206,663,008	9,346,285,269
SA VCP Dynamic Strategy	416,221,460	(438,152,260)	(21,930,800)	6,141,346,029
SA VCP Index Allocation	55,201,938	(13,722,759)	41,479,179	450,129,100

483

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There are no subadvisers for the SA Emerging Markets Equity Index, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA International Index and SA Small Cap Index Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets,” as used in the following tables, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
SA AB Small & Mid Cap Value(1)	$0-$250 million	0.950%
	> $250 million	0.900%
SA BlackRock Multi-	$0-$250 million	0.650%
Factor 70/30(2)	> $250 million	0.600%
SA BlackRock VCP Global Multi Asset(3)	$0-$500 million	0.860%
	> $500 million	0.840%
	> $3 billion	0.790%
SA DFA Ultra Short Bond	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
SA Emerging Markets Equity Index	$0-$2 billion	0.450%
	> $2 billion	0.400%
SA Federated Hermes Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
SA Fidelity Institutional AM® International Growth	$0-$100 million	0.780%
	> $100 million	0.760%
	> $200 million	0.750%
SA Fidelity Institutional AM® Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Fixed Income Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Fixed Income Intermediate Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Franklin BW U.S. Large Cap Value(4)	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Franklin Small Company Value(5)	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%

Portfolio	Assets	Management Fees
SA Franklin Systematic U.S. Large Cap Core	$0-$100 million	0.500%
	> $100 million	0.480%
	> $250 million	0.460%
	> $500 million	0.440%
	> $750 million	0.430%
SA Franklin Systematic U.S. Large Cap Value	>$0	0.600%
SA Franklin Tactical Opportunities	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.650%
	> $2 billion	0.625%
SA Global Index Allocation 60/40	> $0	0.100%
SA Global Index Allocation 75/25	> $0	0.100%
SA Global Index Allocation 90/10	> $0	0.100%
SA Goldman Sachs Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Goldman Sachs Multi-Asset Insights	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.665%
SA Index Allocation 60/40	> $0	0.100%
SA Index Allocation 80/20	> $0	0.100%
SA Index Allocation 90/10	> $0	0.100%
SA International Index	$0-$2 billion	0.400%
	> $2 billion	0.350%
SA Invesco Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
SA Invesco Main Street Large Cap(6)	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
SA Janus Focused Growth(7)	> $0	0.850%

484

Portfolio	Assets	Management Fees
SA JPMorgan Diversified Balanced(8)	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Emerging Markets(9)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
SA JPMorgan Equity-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
SA JPMorgan MFS Core Bond(10)	> $0	0.600%
SA JPMorgan Mid-Cap Growth(11)	$0-$100 million	0.800%
	> $100 million	0.750%
SA Large Cap Growth Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Large Cap Index(12)	$0-$2 billion	0.400%
	> $2 billion	0.320%
	> $3 billion	0.280%
SA Large Cap Value Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA MFS Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
SA MFS Massachusetts Investors Trust(13)	$0-$600 million	0.700%
	> $600 million	0.650%
	> $1.5 billion	0.600%
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SA Mid Cap Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Morgan Stanley International Equities(14)	$0-$250 million	0.850%
	> $250 million	0.800%
	> $500 million	0.750%

Portfolio	Assets	Management Fees
SA PIMCO RAE International Value(15)	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%
SA PIMCO VCP Tactical Balanced	$0-$750 million	0.860%
	> $750 million	0.850%
	> $1.5 billion	0.820%
SA PineBridge High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Putnam International Growth and Income(16)	$0-$150 million	1.000%
	> $150 million	0.900%
	> $300 million	0.800%
SA Schroders VCP Global Allocation	$0-$250 million	0.850%
	> $250 million	0.830%
	> $500 million	0.790%
	> $1.5 billion	0.770%
SA Small Cap Index	$0-$2 billion	0.350%
	> $2 billion	0.300%
SA T. Rowe Price Asset Allocation Growth	$0-$400 million	0.700%
	> $400 million	0.685%
	> $900 million	0.660%
	> $1.9 billion	0.635%
SA T. Rowe Price VCP Balanced	< $200 million	0.850%
	Reset at $200 million	0.820%
	> $200 million	0.820%
	Reset at $500 million	0.800%
	> $500 million	0.800%
	Reset at $1 billion	0.770%
	> $1 billion	0.750%
	Reset at $2 billion	0.750%
	> $2 billion	0.750%
SA VCP Dynamic Allocation(17)(18)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Dynamic Strategy(17)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Index Allocation	$0-$500 million	0.200%
	> $500 million	0.175%

(1)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA AB Small & Mid Cap Value Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.90% on the first $250 million, and 0.85% thereafter.
(2)	The Advisor contractually agreed through April 30, 2023 and from year to year thereafter provided such continuance is agreed to by the Adviser and approved by a majority of the Independent Trustees to waive its advisory fee under the Advisory Agreement with respect to the SA BlackRock Multi-Factor 70/30 Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.40% on the first $250 million, and 0.35% thereafter. The Advisor has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in exchange traded funds (“ETFs”) managed or advised by BlackRock Investment Management, LLC (“BlackRock”) or its affiliates, and this waiver will continue so long as the Portfolio invests in such ETFs.

485

(3)	The Adviser contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA BlackRock VCP Global Multi Asset Portfolio so that the advisory fee payable by the Portfolio is equal to 0.85% on the first $500 million of the Portfolio’s average daily net assets, 0.81% on the next $2.5 billion of the Portfolio’s average daily net assets, and 0.79% over $3 billion of the Portfolio’s average daily net assets.
(4)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Franklin BW U.S. Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.67% of average daily net assets.
(5)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Franklin Small Company Value Portfolio so that the advisory fee payable by the Portfolio is equal to 0.95% on the first $200 million, 0.87% on the next $300 million and 0.85% thereafter.
(6)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Invesco Main Street Large Cap Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.75% on the first $50 million, 0.70% on the next $200 million and 0.65% thereafter.
(7)	The Advisor contractually agreed to waive its advisory fee with respect to the SA Janus Focused Growth Portfolio, so that the advisory fee payable by the Portfolio to the Advisor under the agreement equals 0.75% average daily net assets.
(8)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its Advisory fee with respect to SA JPMorgan Diversified Balanced Portfolio in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J.P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “ Morgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the Subadviser.
(9)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA JPMorgan Emerging Markets Portfolio that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(10)	The Advisor has contractually agreed to waive its advisory fee with respect to SA JPMorgan MFS Core Bond Portfolio that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.50% of the average daily net assets.

(11) The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA JPMorgan Mid-Cap Growth Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.79% on the first $100 million, 0.75% on the next $400 million, and 0.73% thereafter.

(12)	The Advisor is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the SA Large Cap Index Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.26% of the Portfolio’s average daily net assets on the first $2 billion, 0.18% of the Portfolio’s average daily net assets on the next $1 billion, and 0.14% of the Portfolio’s average daily net assets over $3 billion.
(13)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA MFS Massachusetts Investors Trust Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.66% on the first $600 million, 0.61% on the next $900 million and 0.56% thereafter.
(14)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Morgan Stanley International Equities Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% thereafter.
(15)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA PIMCO RAE International Value Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.765% on the first $250 million, and 0.74% thereafter.
(16)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the SA Putnam International Growth and Income Portfolio.
(17)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its advisory fee, with respect to SA VCP Dynamic Allocation and SA VCP Dynamic Strategy Portfolios in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolios’ Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolios’ investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
(18)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA VCP Dynamic Allocation Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.25% on the first $1.5 billion, 0.22% on the next $1.5 billion, 0.20% on the next $5 billion, and 0.19% over $8 billion.

486

For the six months ended July 31, 2022, SAAMCo waived advisory fees as follows:

Portfolio	Amount
SA AB Small & Mid Cap Value	$137,877
SA BlackRock Multi-Factor 70/30	148,725
SA BlackRock VCP Global Multi Asset	63,547
SA Franklin BW U.S. Large Cap Value	363,870
SA Franklin Small Company Value	81,152
SA Invesco Main Street Large Cap	115,065
SA Janus Focused Growth	229,162
SA JPMorgan Diversified Balanced	6,393
SA JPMorgan Emerging Markets	127,989
SA JPMorgan MFS Core Bond	936,573
SA JPMorgan Mid Cap Growth	17,806
SA Large Cap Index	2,109,127
SA MFS Massachusetts Investors Trust	195,868
SA Morgan Stanley International Equities	94,372
SA PIMCO RAE International Value	188,874
SA Putnam International Growth and Income	86,814
SA VCP Dynamic Allocation	253,773
SA VCP Dynamic Strategy	111,557

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SA AB Growth SA AB Small & Mid Cap Value SA VCP Dynamic Allocation (Subadviser for a portion of the Portfolio) SA VCP Dynamic Strategy (Subadviser for a portion of the Portfolio)

BlackRock Investment, LLC	SA BlackRock Multi-Factor 70/30
SA BlackRock VCP Global Multi Asset

Brandywine Global Investment Management, LLC	SA Franklin BW U.S. Large Cap Value

Dimensional Fund Advisers, L.P	SA DFA Ultra Short Bond

Federated Hermes Investment Management Company	SA Federated Hermes Corporate Bond

FIAM, LLC	SA Fidelity Institutional AM® International Growth SA Fidelity Institutional AM® Real Estate

Franklin Advisers, Inc.	SA Franklin Small Company Value SA Franklin Systematic U.S. Large Cap Core SA Franklin Systematic U.S. Large Cap Value SA Franklin Tactical Opportunities

Goldman Sachs Asset Management International	SA Goldman Sachs Global Bond

Goldman Sachs Asset Management, LP	SA Goldman Sachs Multi-Asset Insights

Invesco Advisers, Inc. (“Invesco”)	SA Invesco Growth Opportunities SA Invesco Main Street Large Cap

Janus Henderson Investors US LLC	SA Janus Focused Growth

J.P. Morgan Investment Management Inc.

SA JPMorgan Diversified Balanced

SA JPMorgan Emerging Markets

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)

SA JPMorgan Mid-Cap Growth

487

Subadviser	Portfolio

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) SA MFS Blue Chip Growth SA MFS Massachusetts Investors Trust SA MFS Total Return

Morgan Stanley Investment Management, Inc.	SA Morgan Stanley International Equities

Pacific Investment Management Company, LLC (“PIMCO”)	SA PIMCO RAE International Value
SA PIMCO VCP Tactical Balanced

PineBridge Investments, LLC	SA PineBridge High-Yield Bond

Putnam Investment Management, LLC	SA Putnam International Growth and Income

Schroders Investment Management North America, Inc.	SA Schroders VCP Global Allocation

T. Rowe Price Associates, Inc.	SA T. Rowe Price Asset Allocation Growth
SA T. Rowe Price VCP Balanced
SA VCP Index Allocation (Subadviser for a portion of the Portfolio)

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2023. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 2	Class 3
SA BlackRock Multi-Factor 70/30	0.51%	NA	0.76%
SA BlackRock VCP Global Multi Asset	0.91%	NA	1.16%
SA Emerging Markets Equity Index	0.58%	NA	0.83%
SA Fidelity Institutional AM® International Growth .	0.88%	NA	1.13%
SA Fixed Income Index	0.34%	NA	0.59%
SA Fixed Income Intermediate Index	0.34%	NA	0.59%
SA Franklin Systematic U.S. Large Cap Core	0.70%	NA	0.95%
SA Franklin Tactical Opportunities	0.81%	NA	1.06%
SA Global Index Allocation 60/40	0.18%	NA	0.43%
SA Global Index Allocation 75/25	0.18%	NA	0.43%
SA Global Index Allocation 90/10	0.18%	NA	0.43%
SA Goldman Sachs Multi-Asset Insights	0.81%	NA	1.06%
SA Index Allocation 60/40	0.18%	NA	0.43%
SA Index Allocation 80/20	0.18%	NA	0.43%
SA Index Allocation 90/10	0.18%	NA	0.43%
SA International Index	0.52%	NA	0.77%
SA JPMorgan Diversified Balanced	0.83%	0.98%	1.08%
SA JPMorgan Mid-Cap Growth	0.79%	0.94%	1.04%
SA Large Cap Growth Index	0.35%	NA	0.60%
SA Large Cap Value Index	0.35%	NA	0.60%
SA Mid Cap Index	0.40%	NA	0.65%
SA PIMCO VCP Tactical Balanced	0.91%	NA	1.16%
SA Schroders VCP Global Allocation	0.90%	NA	1.15%
SA Small Cap Index	0.45%	NA	0.70%
SA T. Rowe Price Asset Allocation Growth	0.81%	NA	1.06%
SA T. Rowe Price VCP Balanced	0.90%	NA	1.15%
SA VCP Index Allocation	0.28%	NA	0.53%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

488

For the six months ended July 31, 2022, pursuant to the contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Factor 70/30	$32,635
SA BlackRock VCP Global Multi Asset	70,997
SA Emerging Markets Equity Index	106,466
SA Fidelity Institutional AM® International Growth	3,209
SA Fixed Income Index	34,085
SA Fixed Income Intermediate Index	44,605
SA Franklin Systematic U.S. Large Cap Core	—
SA Franklin Tactical Opportunities	33,221
SA Global Index Allocation 60/40	5,115
SA Global Index Allocation 75/25	6,078
SA Global Index Allocation 90/10	—
SA Goldman Sachs Multi-Asset Insights	44,345
SA Index Allocation 60/40	—
SA Index Allocation 80/20	—
SA Index Allocation 90/10	—
SA International Index	—
SA JPMorgan Diversified Balanced	—
SA JPMorgan Mid-Cap Growth	104,121
SA Large Cap Growth Index	17,179
SA Large Cap Value Index	17,561
SA Mid Cap Index	—
SA PIMCO VCP Tactical Balanced	—
SA Schroders VCP Global Allocation	22,792
SA Small Cap Index	—
SA T. Rowe Price Asset Allocation Growth	—
SA T. Rowe Price VCP Balanced	—
SA VCP Index Allocation	—

For the six months ended July 31, 2022, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	July 31, 2022	January 31, 2023	January 31, 2024	July 31, 2024
SA BlackRock Multi-Factor 70/30	$1,011	$102,801	$174,319	32,635
SA BlackRock VCP Global Multi Asset	35,552	340,928	172,844	70,997
SA Emerging Markets Equity Index	—	70,228	147,336	106,466
SA Fidelity Institutional AM® International Growth	—	—	—	3,209
SA Fixed Income Index	—	49,349	77,900	34,085
SA Fixed Income Intermediate Index	—	50,085	71,149	44,605
SA Franklin Systematic U.S. Large Cap Core	—	—	—	—
SA Franklin Tactical Opportunities	—	61,980	93,168	33,221
SA Global Index Allocation 60/40	—	18,354	24,589	5,115
SA Global Index Allocation 75/25	—	20,163	27,274	6,078
SA Global Index Allocation 90/10	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	83,501	78,336	44,345
SA Index Allocation 60/40	—	—	—	—
SA Index Allocation 80/20	—	—	—	—
SA Index Allocation 90/10	—	—	—	—
SA International Index	—	—	—	—
SA JPMorgan Diversified Balanced	—	—	—	—
SA JPMorgan Mid-Cap Growth	—	—	—	104,121
SA Large Cap Growth Index	—	8,808	47,514	17,179
SA Large Cap Value Index	6,326	17,692	64,082	17,561
SA Mid Cap Index	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—
SA Schroders VCP Global Allocation	46,995	186,078	26,918	22,792
SA Small Cap Index	24,698	—	4,140	—
SA T. Rowe Price Asset Allocation Growth	45,981	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—
SA VCP Index Allocation	—	—	—	—

489

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the six months ended July 31, 2022, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended July 31, 2022, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended July 31, 2022, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long—term investments during the six months ended July 31, 2022 were as follows:

	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA AB Growth	$271,854,566	$289,535,066	$—	$—
SA AB Small & Mid Cap Value	118,530,632	137,336,441	—	—
SA BlackRock Multi-Factor 70/30	35,491,141	18,234,156	—	—
SA BlackRock VCP Global Multi Asset	188,108,670	185,726,089	49,903,566	66,272,355
SA DFA Ultra Short Bond	99,981,266	23,605,048	76,845,698	72,053,998
SA Emerging Market Equity Index	4,065,343	2,096,074	—	—
SA Federated Hermes Corporate Bond	423,256,758	474,916,118	—	—
SA Fidelity Institutional AM® International Growth	157,503,032	180,950,999	—	—
SA Fidelity Institutional AM® Real Estate	106,313,752	78,261,682	—	—
SA Fixed Income Index	20,152,180	20,283,260	56,924,663	50,371,316
SA Fixed Income Intermediate Index	23,192,271	19,113,879	28,822,097	15,722,676
SA Franklin BW U.S. Large Cap Value	349,800,573	456,803,865	—	—
SA Franklin Small Company Value	79,023,418	94,876,027	—	—
SA Franklin Systematic U.S. Large Cap Core	88,884,803	96,519,491	—	—
SA Franklin Systematic U.S. Large Cap Value	248,705,083	273,044,152	—	—
SA Franklin Tactical Opportunities	18,115,264	14,422,461	2,366,548	1,821,709
SA Global Index Allocation 60/40	7,955,389	4,522,304	—	—
SA Global Index Allocation 75/25	5,968,628	3,404,827	—	—
SA Global Index Allocation 90/10	25,882,944	11,798,102	—	—
SA Goldman Sachs Global Bond	551,528,499	564,888,082	268,545,490	256,070,505
SA Goldman Sachs Multi-Asset Insights	21,583,996	20,590,327	—	—
SA Index Allocation 60/40	18,342,538	7,856,829	—	—
SA Index Allocation 80/20	32,040,336	15,362,116	—	—
SA Index Allocation 90/10	80,764,926	39,240,961	—	—
SA International Index	69,965,738	9,536,481	—	—
SA Invesco Growth Opportunities	99,343,426	85,384,140	—	—
SA Invesco Main Street Large Cap	114,819,370	138,818,920	—	—
SA Janus Focused Growth	110,669,808	100,940,242	—	—
SA JPMorgan Diversified Balanced	108,545,132	127,983,237	55,110,536	36,340,501
SA JPMorgan Emerging Markets	78,454,760	69,903,265	—	—
SA JPMorgan Equity-Income	77,814,645	148,669,438	—	—
SA JPMorgan Global Equities	58,215,499	79,506,421	—	—
SA JPMorgan MFS Core Bond	107,005,788	228,922,515	854,407,514	849,360,466
SA JPMorgan Mid-Cap Growth	162,777,544	163,910,192	—	—

490

	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Large Cap Growth Index	$31,649,405	$11,387,477	$—	$—
SA Large Cap Index	28,602,757	106,455,193	—	—
SA Large Cap Value Index	20,464,037	31,877,408	—	—
SA MFS Blue Chip Growth	199,068,539	189,709,446	—	—
SA MFS Massachusetts	49,951,239	106,430,307	—	—
SA MFS Total Return	35,220,132	39,004,209	40,845,444	33,940,891
SA Mid Cap Index	26,711,374	18,923,351	—	—
SA Morgan Stanley International Equities	86,624,123	112,572,899	—	—
SA PIMCO RAE International Value	106,757,440	188,267,079	—	—
SA PIMCO VCP Tactical Balanced	63,661,310	70,783,950	64,015,068	94,681,504
SA PineBridge High Yield Bond	54,699,853	49,955,742	—	—
SA Putnam International Growth and Income	46,418,860	17,671,044	—	—
SA Schroders VCP Global Allocation	114,464,348	109,485,455	—	6,854,531
SA Small Cap Index	62,906,880	35,778,284	—	—
SA T. Rowe Price Asset Allocation Growth	173,288,828	137,130,677	18,264,804	12,456,671
SA T. Rowe Price VCP Balanced	391,598,865	407,871,663	110,497,114	103,841,780
SA VCP Dynamic Allocation	202,989,810	684,964,789	461,691,247	528,323,185
SA VCP Dynamic Strategy	82,000,000	465,395,254	299,236,241	335,584,952
SA VCP Index Allocation	19,102,531	16,817,774	—	—

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA AB Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	842,572	$51,777,429	833,064	$57,394,811	13,134	$763,038	13,149	$882,372

Reinvested dividends	—	—	1,401,909	103,418,896	—	—	106,009	7,702,594

Shares redeemed	(1,123,827)	(66,959,685)	(4,202,538)	(292,112,472)	(82,392)	(4,806,869)	(213,692)	(14,732,625)

Net increase (decrease)	(281,255)	$(15,182,256)	(1,967,565)	$(131,298,765)	(69,258)	$(4,043,831)	(94,534)	$(6,147,659)

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	682,232	$39,453,171	760,431	$51,262,699

Reinvested dividends	—	—	720,765	51,325,676

Shares redeemed	(254,273)	(14,729,030)	(1,061,916)	(73,989,892)

Net increase (decrease)	427,959	$24,724,141	419,280	$28,598,483

	SA AB Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	23,759	$424,711	2,365,591	$45,602,074	922	$14,854	13,318	$254,895

Reinvested dividends	—	—	95,864	1,959,469	—	—	6,266	128,010

Shares redeemed	(747,947)	(13,038,808)	(2,844,727)	(52,264,552)	(30,991)	(554,295)	(117,172)	(2,244,595)

Net increase (decrease)	(724,188)	$(12,614,097)	(383,272)	$(4,703,009)	(30,069)	$(539,441)	(97,588)	$(1,861,690)

491

	SA AB Small & Mid Cap Value Portfolio
	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	682,206	$11,493,540	765,815	$14,357,028

Reinvested dividends	—	—	246,057	4,972,809

Shares redeemed	(1,102,101)	(19,395,424)	(5,361,743)	(99,089,044)

Net increase (decrease)	(419,895)	$(7,901,884)	(4,349,871)	$(79,759,207)

	SA BlackRock Multi-Factor 70/30 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—	1,177,704	17,848,021	3,086,514	$53,085,675

Reinvested dividends	—	—	365	6,215	—	—	170,426	2,899,484

Shares redeemed	—	—	—	—	(84,767)	(1,260,674)	(790,690)	(14,135,405)

Net increase (decrease)	—	$—	365	$6,215	1,092,937	$16,587,347	2,466,250	$41,849,754

	SA BlackRock VCP Global Multi Asset Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	544	$5,057	70,055	$811,766	586,922	$5,615,678	2,824,006	$32,612,263

Reinvested dividends	—	—	11,514	126,307	—	—	11,658,200	127,467,523

Shares redeemed	(1,216)	(11,513)	(13,316)	(152,017)	(3,075,234)	(28,891,990)	(5,160,752)	(60,034,215)

Net increase (decrease)	(672)	$(6,456)	68,253	$786,056	(2,488,312)	$(23,276,312)	9,321,454	$100,045,571

	SA DFA Ultra Short Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,510,142	$25,773,500	4,176,390	$43,763,006	101,471	$1,034,409	334,925	$3,461,878

Reinvested dividends	—	—	6,521	68,148	—	—	—	—

Shares redeemed	(1,180,284)	(12,154,083)	(5,367,802)	(56,188,266)	(164,738)	(1,671,621)	(522,692)	(5,399,663)

Net increase (decrease)	1,329,858	$13,619,417	(1,184,891)	$(12,357,112)	(63,267)	$(637,212)	(187,767)	$(1,937,785)

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	3,199,358	$32,109,110	5,357,105	$54,762,370

Reinvested dividends	—	—	—	—

Shares redeemed	(2,914,409)	(29,257,695)	(5,672,585)	(58,041,925)

Net increase (decrease)	284,949	$2,851,415	(315,480)	$(3,279,555)

	SA Emerging Markets Equity Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	350,563	$4,967,640	808,565	$14,459,248	191,294	$2,822,509	513,971	$9,025,124

Reinvested dividends	—	—	58,107	1,009,900	—	—	7,072	122,197

Shares redeemed	(355,433)	(5,306,863)	(1,556,900)	(27,317,608)	(56,644)	(799,367)	(132,475)	(2,380,738)

Net increase (decrease)	(4,870)	$(339,223)	(690,228)	$(11,848,460)	134,650	$2,023,142	388,568	$6,766,583

492

	SA Federated Hermes Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	474,420	$5,890,530	7,133,669	$98,354,255	6,450	$79,579	68,742	$946,113

Reinvested dividends	—	—	1,309,331	17,702,149	—	—	36,022	487,013

Shares redeemed	(2,693,263)	(33,043,588)	(5,345,339)	(73,969,241)	(100,662)	(1,242,934)	(223,904)	(3,087,948)

Net increase (decrease)	(2,218,843)	$(27,153,058)	3,097,661	$42,087,163	(94,212)	$(1,163,355)	(119,140)	$(1,654,822)

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	1,530,160	$18,774,869	13,647,188	$185,944,089

Reinvested dividends	—	—	2,505,021	33,592,327

Shares redeemed	(7,429,020)	(88,129,556)	(2,837,503)	(38,888,827)

Net increase (decrease)	(5,898,860)	$(69,354,687)	13,314,706	$180,647,589

	SA Fidelity Institutional AM® International Growth Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	104,427	$1,711,283	2,093,875	$43,714,683	119,414	$1,967,809	339,067	$7,003,344

Reinvested dividends	—	—	1,200,092	25,297,941	—	—	33,223	698,007

Shares redeemed	(1,525,989)	(25,723,863)	(3,634,768)	(75,572,485)	(23,463)	(362,820)	(30,240)	(620,830)

Net increase (decrease)	(1,421,562)	$(24,012,580)	(340,801)	$(6,559,861)	95,951	$1,604,989	342,050	$7,080,521

	SA Fidelity Institutional AM® Real Estate Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,325,260	$33,600,831	1,253,496	$19,593,371	246	$3,745	2,025	$28,746

Reinvested dividends	—	—	100,408	1,689,876	—	—	3,446	57,865

Shares redeemed	(476,318)	(7,247,956)	(2,021,829)	(28,915,224)	(20,241)	(314,940)	(60,418)	(926,507)

Net increase (decrease)	1,848,942	$26,352,875	(667,925)	$(7,631,977)	(19,995)	$(311,195)	(54,947)	$(839,896)

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	581,152	$8,309,951	312,931	$4,895,236

Reinvested dividends	—	—	141,304	2,352,716

Shares redeemed	(502,179)	(7,766,496)	(3,091,741)	(48,795,335)

Net increase (decrease)	78,973	$543,455	(2,637,506)	$(41,547,383)

	SA Fixed Income Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,145,664	$31,734,475	6,874,435	$75,981,304	744,354	$7,454,787	2,551,253	$27,993,156

Reinvested dividends	—	—	1,489,634	16,013,562	—	—	223,878	2,395,495

Shares redeemed	(3,246,322)	(31,944,123)	(8,811,932)	(97,064,232)	(824,296)	(8,072,502)	(943,041)	(10,381,110)

Net increase (decrease)	(100,658)	$(209,648)	(447,863)	$(5,069,366)	(79,942)	$(617,715)	1,832,090	$20,007,541

493

	SA Fixed Income Intermediate Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,170,435	$41,594,548	17,399,537	$185,845,432	352,315	$3,508,075	1,226,640	$12,974,587

Reinvested dividends	—	—	653,993	6,860,389	—	—	42,586	445,021

Shares redeemed	(2,605,495)	(25,992,276)	(6,014,524)	(64,209,690)	(463,139)	(4,581,103)	(394,369)	(4,184,452)

Net increase (decrease)	1,564,940	$15,602,272	12,039,006	$128,496,131	(110,824)	$(1,073,028)	874,857	$9,235,156

	SA Franklin BW U.S. Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	124,383	$2,874,906	2,720,458	$62,017,692	10,742	$255,862	34,513	$788,200

Reinvested dividends	—	—	1,018,758	24,429,813	—	—	44,161	1,059,869

Shares redeemed	(3,467,610)	(80,725,095)	(10,059,279)	(227,184,839)	(144,703)	(3,346,981)	(303,895)	(6,906,412)

Net increase (decrease)	(3,343,227)	$(77,850,189)	(6,320,063)	$(140,737,334)	(133,961)	$(3,091,119)	(225,221)	$(5,058,343)

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	173,741	$4,001,940	189,775	$4,368,930

Reinvested dividends	—	—	493,800	11,762,309

Shares redeemed	(1,904,095)	(43,936,451)	(4,115,942)	(92,945,283)

Net increase (decrease)	(1,730,354)	$(39,934,511)	(3,432,367)	$(76,814,044)

	SA Franklin Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	31,453	$625,878	510,879	$11,652,251	302,937	$5,754,220	804,396	$17,728,062

Reinvested dividends	—	—	419,717	9,405,869	—	—	623,915	13,794,759

Shares redeemed	(550,568)	(10,822,430)	(2,407,949)	(52,762,472)	(546,535)	(11,037,031)	(1,812,392)	(39,750,794)

Net increase (decrease)	(519,115)	$(10,196,552)	(1,477,353)	$(31,704,352)	(243,598)	$(5,282,811)	(384,081)	$(8,227,973)

	SA Franklin Systematic U.S. Large Cap Core Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	28,484	$567,144	885,782	$17,170,188	69,800	$1,387,534	178,306	$3,563,536

Reinvested dividends	—	—	4,486	95,277	—	—	—	—

Shares redeemed	(523,635)	(10,452,732)	(1,997,536)	(38,805,333)	(28,550)	(559,796)	(28,877)	(593,536)

Net increase (decrease)	(495,151)	$(9,885,588)	(1,107,268)	(21,539,868)	41,250	$827,738	149,429	2,970,000

	SA Franklin Systematic U.S. Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	45,678	$639,037	2,926,665	$44,411,267	1,033	14,102	23,866	$365,913

Reinvested dividends	—	—	1,079,265	16,070,255	—	—	31,907	473,825

Shares redeemed	(1,136,603)	(15,979,609)	(6,763,574)	(103,937,960)	(26,407)	(368,093)	(68,574)	(1,023,135)

Net increase (decrease)	(1,090,925)	$(15,340,572)	(2,757,644)	$(43,456,438)	(25,374)	$(353,991)	(12,801)	$(183,397)

494

	SA Franklin Systematic U.S. Large Cap Value Portfolio
	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	411,922	$5,607,560	2,142,958	$32,189,823

Reinvested dividends	—	—	1,377,703	20,197,120

Shares redeemed	(1,304,339)	(17,905,619)	(2,136,664)	(31,727,138)

Net increase (decrease)	(892,417)	$(12,298,059)	1,383,997	$20,659,805

	SA Franklin Tactical Opportunities Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold .	2,433	$27,787	356	$4,412	537,594	$6,165,792	1,174,563	$15,062,187

Reinvested dividends	—	—	1,043	13,202	—	—	454,162	5,747,727

Shares redeemed	(137)	(1,533)	(106)	(1,361)	(191,812)	(2,223,044)	(1,239,391)	(16,330,386)

Net increase (decrease)	2,296	$26,254	1,293	$16,253	345,782	$3,942,748	389,334	$4,479,528

	SA Global Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	104	$1,731	221	$4,049	440,360	$7,389,962	1,008,215	$18,714,266

Reinvested dividends	—	—	291	5,422	—	—	185,817	3,429,990

Shares redeemed	(57)	(941)	(9,216)	(173,585)	(227,815)	(3,781,046)	(253,735)	(4,711,484)

Net increase (decrease)	47	$790	(8,704)	$(164,114)	212,545	$3,608,916	940,297	$17,432,772

	SA Global Index Allocation 75/25 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	136	$2,268	27	$518	276,186	$4,720,791	1,262,878	$24,157,599

Reinvested dividends	—	—	282	5,481	—	—	139,853	2,695,570

Shares redeemed	(62)	(1,083)	(7,320)	(141,511)	(115,623)	(1,986,213)	(181,202)	(3,436,719)

Net increase (decrease)	74	$1,185	(7,011)	$(135,512)	160,563	$2,734,578	1,221,529	$23,416,450

	SA Global Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,767	$85,757	47,187	$942,818	1,133,398	$20,382,200	4,527,509	$89,237,007

Reinvested dividends	—	—	3,964	81,626	—	—	273,606	5,608,918

Shares redeemed	(2,229)	(39,483)	(3,511)	(69,969)	(320,536)	(5,767,441)	(512,371)	(10,076,564)

Net increase (decrease)	2,538	$46,274	47,640	$954,475	812,862	$14,614,759	4,288,744	$84,769,361

	SA Goldman Sachs Global Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	30,566	$309,741	1,729,920	$20,460,045	13,041	$128,158	37,139	$421,460

Reinvested dividends	—	—	212,151	2,382,453	—	—	8,648	96,167

Shares redeemed	(566,400)	(5,673,150)	(1,311,050)	(15,360,649)	(33,362)	(327,943)	(76,030)	(888,362)

Net increase (decrease)	(535,834)	$(5,363,409)	631,021	$7,481,849	(20,321)	$(199,785)	(30,243)	$(370,735)

495

	SA Goldman Sachs Global Bond Portfolio
	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	508,846	$5,136,382	4,815,866	$54,602,037

Reinvested dividends	—	—	666,300	7,322,632

Shares redeemed	(2,088,756)	(20,117,059)	(2,262,707)	(25,888,470)

Net increase (decrease)	(1,579,910)	$(14,980,677)	3,219,459	$36,036,199

	SA Goldman Sachs Multi-Asset Insights Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3	$34	7	$81	322,139	$3,348,548	704,220	$8,838,100

Reinvested dividends	—	—	1,920	22,435	—	—	534,059	6,256,534

Shares redeemed	(28)	(292)	(63)	(789)	(107,323)	(1,089,795)	(1,335,515)	(16,678,624)

Net increase (decrease)	(25)	$(258)	1,864	$21,727	214,816	$2,258,753	(97,236)	$(1,583,990)

	SA Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	59	$738	21,494	$311,672	1,309,018	$17,088,308	2,766,135	$39,115,954

Reinvested dividends	—	—	640	9,409	—	—	175,108	2,570,590

Shares redeemed	(27,399)	(348,336)	(340)	(4,845)	(436,796)	(5,795,614)	(666,456)	(9,515,754)

Net increase (decrease)	(27,340)	$(347,598)	21,794	$316,236	872,222	$11,292,694	2,274,787	$32,170,790

	SA Index Allocation 80/20 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	29,279	$429,743	—	$—	2,009,991	$28,624,422	4,631,593	$72,461,335

Reinvested dividends	—	—	4,035	65,456	—	—	750,006	12,127,602

Shares redeemed	(32,171)	(470,718)	(27,254)	(449,105)	(778,374)	(11,073,789)	(939,323)	(14,689,432)

Net increase (decrease)	(2,892)	$(40,975)	(23,219)	$(383,649)	1,231,617	$17,550,633	4,442,276	$69,899,505

	SA Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	40,542	$588,132	98,509	$1,635,745	4,396,250	$65,153,315	12,292,114	$197,510,848

Reinvested dividends	—	—	9,681	163,034	—	—	1,879,878	31,563,156

Shares redeemed	(17,052)	(248,458)	(12,470)	(201,637)	(1,496,205)	(21,829,815)	(2,568,196)	(41,388,230)

Net increase (decrease)	23,490	$339,674	95,720	$1,597,142	2,900,045	$43,323,500	11,603,796	$187,685,774

	SA International Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,428,836	$41,799,403	11,582,500	$154,630,033	286,887	$3,400,669	851,226	$11,363,406

Reinvested dividends	—	—	868,148	11,824,174	—	—	19,195	259,899

Shares redeemed	(2,457,345)	(29,005,183)	(6,881,917)	(90,739,732)	(65,982)	(794,630)	(319,140)	(4,198,805)

Net increase (decrease)	971,491	$12,794,220	5,568,731	$75,714,475	220,905	$2,606,039	551,281	$7,424,500

496

	SA Invesco Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	154,812	$1,266,659	1,436,457	$18,384,180	10,974	$76,596	27,171	$319,863

Reinvested dividends	—	—	1,716,061	21,725,327	—	—	39,909	470,133

Shares redeemed	(1,197,778)	(9,947,382)	(4,843,873)	(62,087,101)	(22,144)	(170,081)	(75,656)	(903,754)

Net increase (decrease)	(1,042,966)	$(8,680,723)	(1,691,355)	$(21,977,594)	(11,170)	$(93,485)	(8,576)	$(113,758)

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	4,264,843	$31,698,974	1,894,652	$20,897,260

Reinvested dividends	—	—	1,983,749	22,337,022

Shares redeemed	(671,385)	(4,943,432)	(1,133,620)	(12,738,050)

Net increase (decrease)	3,593,458	$26,755,542	2,744,781	$30,496,232

	SA Invesco Main Street Large Cap Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	61,845	$1,544,709	2,148,347	$58,174,748	1,772	$41,123	2,300	$66,009

Reinvested dividends	—	—	697,607	20,112,002	—	—	6,485	187,029

Shares redeemed	(929,402)	(23,124,055)	(2,928,826)	(79,217,606)	(6,476)	(161,129)	(30,133)	(835,198)

Net increase (decrease)	(867,557)	$(21,579,346)	(82,872)	$(930,856)	(4,704)	$(120,006)	(21,348)	$(582,160)

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	260,884	$6,244,098	280,879	$7,681,016

Reinvested dividends	—	—	207,813	5,955,925

Shares redeemed	(192,545)	(4,694,132)	(718,497)	(19,524,661)

Net increase (decrease)	68,339	$1,549,966	(229,805)	$(5,887,720)

	SA Janus Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,059,609	$22,422,954	2,090,944	$49,885,568	8,809	$141,998	3,379	$78,163

Reinvested dividends	—	—	1,442,720	35,793,878	—	—	45,997	1,102,541

Shares redeemed	(1,551,957)	(29,744,525)	(4,278,373)	(100,465,284)	(25,372)	(436,618)	(80,660)	(1,919,517)

Net increase (decrease)	(492,348)	$(7,321,571)	(744,709)	$(14,785,838)	(16,563)	$(294,620)	(31,284)	$(738,813)

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	1,319,927	$21,748,610	829,198	$18,543,104

Reinvested dividends	—	—	824,079	19,250,493

Shares redeemed	(465,838)	(8,113,862)	(1,160,463)	(26,331,672)

Net increase (decrease)	854,089	$13,634,748	492,814	$11,461,925

497

	SA JPMorgan Diversified Balanced Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	57,349	$1,127,140	148,276	$3,259,957	11,641	$228,723	80,077	$1,778,924

Shares issued in merger@	—	—	4,316,600	101,057,215	—	—	487,655	11,376,661

Reinvested dividends	—	—	412,675	9,103,608	—	—	54,702	1,203,432

Shares redeemed	(534,477)	(10,533,899)	(680,774)	(15,037,834)	(62,942)	(1,253,831)	(183,651)	(4,029,164)

Net increase (decrease)	(477,128)	$(9,406,759)	4,196,777	$98,382,946	(51,301)	$(1,025,108)	438,783	$10,329,853

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	531,152	$10,559,246	1,232,422	$26,974,630

Shares issued in merger@	—	—	2,955,119	68,478,392

Reinvested dividends	—	—	771,237	16,859,244

Shares redeemed	(527,698)	(10,269,421)	(787,701)	(17,258,220)

Net increase (decrease)	3,454	$289,825	4,171,077	$95,054,046

	SA JPMorgan Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,522,389	$14,187,155	990,609	$10,481,413	2,895	$23,665	24,612	$250,939
Reinvested dividends	—	—	165,744	1,655,782	—	—	5,370	53,377
Shares redeemed	(794,803)	(6,613,885)	(2,534,198)	(26,435,417)	(20,352)	(168,131)	(35,766)	(370,869)

Net increase (decrease)	727,586	$7,573,270	(1,377,845)	$(14,298,222)	(17,457)	$(144,466)	(5,784)	$(66,553)

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	497,559	$4,270,700	2,263,158	$22,512,151

Reinvested dividends	—	—	244,722	2,410,513

Shares redeemed	(818,247)	(6,724,471)	(1,306,717)	(13,301,690)

Net increase (decrease)	(320,688)	$(2,453,771)	1,201,163	$11,620,974

	SA JPMorgan Equity-Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	94,847	$3,723,919	1,884,629	$73,702,662	15,069	$575,203	50,742	$1,982,887
Reinvested dividends	—	—	1,130,761	45,682,745	—	—	13,767	555,377
Shares redeemed	(2,003,878)	(79,186,449)	(5,308,133)	(206,461,646)	(37,457)	(1,454,483)	(48,425)	(1,878,113)

Net increase (decrease)	(1,909,031)	$(75,462,530)	(2,292,743)	$(87,076,239)	(22,388)	$(879,280)	16,084	$660,151

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	488,782	$19,091,993	886,765	$34,752,612

Reinvested dividends	—	—	391,533	15,688,731

Shares redeemed	(667,474)	(26,002,279)	(892,707)	(34,772,612)

Net increase (decrease)	(178,692)	$(6,910,286)	385,591	$15,668,731

@	See Note 14

498

	SA JPMorgan Global Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	33,267	$699,192	1,071,651	$23,937,159	4,703	$105,873	5,743	$130,755

Reinvested dividends	—	—	232,316	5,540,730	—	—	2,230	53,062

Shares redeemed	(1,134,166)	(24,681,375)	(4,176,174)	(93,069,745)	(11,492)	(241,781)	(28,605)	(660,846)

Net increase (decrease)	(1,100,899)	$(23,982,183)	(2,872,207)	$(63,591,856)	(6,789)	$(135,908)	(20,632)	$(477,029)

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	97,534	$2,064,688	507,624	$11,292,846

Reinvested dividends	—	—	34,532	814,949

Shares redeemed	(122,391)	(2,624,843)	(306,013)	(6,875,484)

Net increase (decrease)	(24,857)	$(560,155)	236,143	$5,232,311

	SA JPMorgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,065,976	$9,176,393	20,129,652	$192,507,769	8,976	$75,866	89,624	$850,715
Reinvested dividends	—	—	4,108,308	38,125,100	—	—	26,454	244,695
Shares redeemed	(7,433,525)	(63,945,108)	(16,571,189)	(158,235,572)	(114,981)	(975,381)	(139,323)	(1,323,709)

Net increase (decrease)	(6,367,549)	$(54,768,715)	7,666,771	$72,397,297	(106,005)	$(899,515)	(23,245)	$(228,299)

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	501,564	$4,258,999	12,855,396	$120,181,821

Reinvested dividends	—	—	3,510,297	32,224,532

Shares redeemed	(11,789,583)	(98,485,177)	(9,128,425)	(85,982,063)

Net increase (decrease)	(11,288,019)	$(94,226,178)	7,237,268	$66,424,290

	SA JPMorgan Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	97,468	$1,977,147	949,642	$26,076,808	13,288	$250,240	15,724	$396,407
Shares issued in merger@	—	—	4,108,051	124,644,024	—	—	133,789	3,856,217
Reinvested dividends	—	—	1,486,289	40,367,617	—	—	102,216	2,620,811
Shares redeemed	(830,856)	(16,966,063)	(3,479,824)	(93,854,112)	(71,203)	(1,366,855)	(123,655)	(3,144,990)

Net increase (decrease)	(733,388)	$(14,988,916)	3,064,158	$97,234,337	(57,915)	$(1,116,615)	128,074	$3,728,445

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	1,844,904	$33,572,689	2,562,810	$63,857,949

Shares issued in merger@	—	—	4,138,680	115,441,864

Reinvested dividends	—	—	1,956,901	48,355,014

Shares redeemed	(360,382)	(6,612,424)	(428,783)	(10,661,441)

Net increase (decrease)	1,484,522	$26,960,265	8,229,608	$216,993,386

@	See Note 14

499

	SA Large Cap Growth Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,129,338	$28,725,956	903,118	$23,827,720	382,882	$9,178,207	522,127	$14,361,494

Reinvested dividends	—	—	623,286	18,287,214	—	—	61,842	1,806,413

Shares redeemed	(702,692)	(17,085,018)	(2,932,623)	(78,724,005)	(40,208)	(973,624)	(116,782)	(3,332,874)

Net increase (decrease)	426,646	$11,640,938	(1,406,219)	$(36,609,071)	342,674	$8,204,583	467,187	$12,835,033

	SA Large Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,105,238	$68,759,343	10,555,208	$359,883,741	375,444	$12,412,264	1,101,128	$38,260,584

Reinvested dividends	—	—	2,621,110	96,089,907	—	—	51,765	1,890,447
Shares redeemed	(6,775,321)	(227,245,883)	(17,709,903)	(604,972,562)	(174,312)	(5,748,839)	(326,311)	(11,291,189)

Net increase (decrease)	(4,670,083)	$(158,486,540)	(4,533,585)	$(148,998,914)	201,132	$6,663,425	826,582	$28,859,842

	SA Large Cap Value Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	60,277	1,124,917	1,840,991	$34,656,841	571,196	$10,612,423	872,556	$16,493,253

Reinvested dividends	—	—	569,723	11,012,740	—	—	51,348	988,451

Shares redeemed	(1,250,809)	(23,593,894)	(3,623,277)	(67,629,451)	(155,888)	(2,912,733)	(87,628)	(1,665,806)

Net increase (decrease)	(1,190,532)	$(22,468,977)	(1,212,563)	$(21,959,870)	415,308	$7,699,690	836,276	$15,815,898

	SA MFS Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,034,420	$31,583,708	2,715,094	$48,794,569	4,515	$74,443	12,094	$213,100

Reinvested dividends	—	—	3,417,837	62,683,134	—	—	23,068	421,004

Shares redeemed	(2,126,034)	(32,263,268)	(9,165,769)	(163,844,204)	(16,536)	(250,595)	(48,678)	(874,738)

Net increase (decrease)	(91,614)	$(679,560)	(3,032,838)	$(52,366,501)	(12,021)	$(176,152)	(13,516)	$(240,634)

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	1,189,574	$17,314,386	1,050,897	$18,855,002

Reinvested dividends	—	—	1,124,368	20,317,333

Shares redeemed	(350,367)	(5,203,724)	(1,519,762)	(27,660,490)

Net increase (decrease)	839,207	$12,110,662	655,503	$11,511,845

	SA MFS Massachusetts Investors Trust Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	48,242	$1,291,719	3,002,379	$84,258,352	1,918	$50,984	6,917	$191,827
Reinvested dividends	—	—	1,093,721	32,986,622	—	—	12,107	365,520
Shares redeemed	(1,684,625)	(45,299,392)	(7,199,455)	(205,556,775)	(22,790)	(617,035)	(51,782)	(1,516,389)

Net increase (decrease)	(1,636,383)	$(44,007,673)	(3,103,355)	$(88,311,801)	(20,872)	$(566,051)	(32,758)	$(959,042)

500

	SA MFS Massachusetts Investors Trust Portfolio
	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	144,836	$3,929,505	117,158	$3,393,641

Reinvested dividends	—	—	569,318	17,068,137

Shares redeemed	(668,673)	(17,753,886)	(2,597,383)	(74,567,985)

Net increase (decrease)	(523,837)	$(13,824,381)	(1,910,907)	$(54,106,207)

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	33,400	$647,065	143,881	$3,094,922	20,866	$398,678	13,250	$289,976

Reinvested dividends	—	—	498,350	10,609,869	—	—	67,753	1,444,493

Shares redeemed	(448,187)	(8,832,347)	(997,391)	(21,540,925)	(78,075)	(1,517,901)	(145,597)	(3,150,949)

Net increase (decrease)	(414,787)	$(8,185,282)	(355,160)	$(7,836,134)	(57,209)	$(1,119,223)	(64,594)	$(1,416,480)

	SA MFS Total Return Portfolio
	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	538,954	$10,647,937	1,081,111	$23,401,980

Reinvested dividends	—	—	1,169,432	24,815,355

Shares redeemed	(1,021,750)	(19,715,125)	(1,292,399)	(27,832,502)

Net increase (decrease)	(482,796)	$(9,067,188)	958,144	$20,384,833

	SA Mid Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,017,128	$13,992,410	4,159,583	$64,006,384	713,343	$9,866,860	1,716,681	$26,219,274

Reinvested dividends	—	—	1,284,850	20,493,360	—	—	148,811	2,357,166
Shares redeemed	(1,493,046)	(20,241,260)	(4,518,353)	(67,607,717)	(150,419)	(2,132,627)	(252,803)	(3,807,914)

Net increase (decrease)	(475,918)	$(6,248,850)	926,080	$16,892,027	562,924	$7,734,233	1,612,689	$24,768,526

	SA Morgan Stanley International Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	175,419	$1,766,313	2,135,760	$24,692,654	2,081	$22,010	104,195	$1,186,334

Reinvested dividends	—	—	311,879	3,602,200	—	—	8,578	98,646

Shares redeemed	(2,274,564)	(23,226,652)	(8,040,604)	(91,890,848)	(121,703)	(1,225,870)	(152,490)	(1,742,361)

Net increase (decrease)	(2,099,145)	$(21,460,339)	(5,592,965)	$(63,595,994)	(119,622)	$(1,203,860)	(39,717)	$(457,381)

	SA Morgan Stanley International Equities Portfolio
	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	164,051	$1,686,729	1,460,570	$16,386,768

Reinvested dividends	—	—	129,627	1,486,825

Shares redeemed	(994,853)	(10,005,622)	(1,244,801)	(14,161,441)

Net increase (decrease)	(830,802)	$(8,318,893)	345,396	$3,712,152

501

	SA PIMCO RAE International Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	45,238	$615,568	2,686,642	$40,680,010	279	$4,073	27,290	$404,766

Reinvested dividends	—	—	548,806	8,149,772	—	—	17,770	264,075

Shares redeemed	(3,916,805)	(56,544,886)	(7,558,801)	(112,994,006)	(45,005)	(609,467)	(76,902)	(1,151,827)

Net increase (decrease)	(3,871,567)	$(55,929,318)	(4,323,353)	$(64,164,224)	(44,726)	$(605,394)	(31,842)	$(482,986)

	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	23,428	$323,900	1,873,504	$27,790,940

Reinvested dividends	—	—	774,685	11,480,839

Shares redeemed	(2,628,128)	(35,853,803)	(4,502,354)	(67,656,210)

Net increase (decrease)	(2,604,700)	$(35,529,903)	(1,854,165)	$(28,384,431)

	SA PIMCO VCP Tactical Balanced Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	47	$472	5,869	$68,176	816,889	$7,978,534	2,856,795	$32,944,668

Reinvested dividends	—	—	2,353	25,946	—	—	16,801,958	184,873,294

Shares redeemed	(346)	(3,330)	(83)	(916)	(7,566,024)	(70,884,772)	(12,341,659)	(143,465,640)

Net increase (decrease)	(299)	$(2,858)	8,139	$93,206	(6,749,135)	$(62,906,238)	7,317,094	$74,352,322

	SA PineBridge High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	822,007	$4,281,462	5,243,314	$29,700,279	9,354	$46,855	77,059	$432,864

Reinvested dividends	—	—	1,294,794	7,199,054	—	—	59,494	330,789

Shares redeemed	(1,902,490)	(9,762,498)	(6,129,857)	(34,906,384)	(66,526)	(341,399)	(226,547)	(1,280,573)

Net increase (decrease)	(1,080,483)	$(5,481,036)	408,251	$1,992,949	(57,172)	$(294,544)	(89,994)	$(516,920)

	SA PineBridge High-Yield Bond Portfolio
	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	1,251,610	$6,363,484	2,669,204	$15,053,366

Reinvested dividends	—	—	1,303,585	7,195,789

Shares redeemed	(2,155,200)	(10,926,617)	(4,017,984)	(22,552,638)

Net increase (decrease)	(903,590)	$(4,563,133)	(45,195)	$(303,483)

	SA Putnam International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,155,161	$47,292,078	6,466,103	$74,358,110	70,777	$763,569	17,609	$200,315

Reinvested dividends	—	—	362,773	4,197,287	—	—	7,254	84,432

Shares redeemed	(1,538,445)	(16,285,461)	(3,258,572)	(36,950,994)	(21,890)	(228,404)	(60,947)	(701,373)

Net increase (decrease)	2,616,716	$31,006,617	3,570,304	$41,604,403	48,887	$535,165	(36,084)	$(416,626)

502

	SA Putnam International Growth and Income Portfolio
	Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	213,937	$2,354,339	643,693	$7,382,827

Reinvested dividends	—	—	170,070	1,974,512

Shares redeemed	(770,081)	(8,237,408)	(1,395,696)	(15,890,696)

Net increase (decrease)	(556,144)	$(5,883,069)	(581,933)	$(6,533,357)

	SA Schroders VCP Global Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	199	$2,337	5,847	$71,202	1,161,229	$12,392,047	505,775	$6,005,364

Reinvested dividends	—	—	139	1,760	—	—	183,346	2,310,160

Shares redeemed	(540)	(5,856)	(637)	(7,745)	(2,417,437)	(26,595,964)	(6,482,035)	(77,978,014)

Net increase (decrease)	(341)	$(3,519)	5,349	$65,217	(1,256,208)	$(14,203,917)	(5,792,914)	$(69,662,490)

	SA Small Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,542,509	$19,719,543	2,732,548	$41,947,198	615,598	$7,876,876	1,832,631	$28,044,525

Reinvested dividends	—	—	581,520	9,350,840	—	—	89,440	1,429,258

Shares redeemed	(769,434)	(9,800,941)	(4,922,201)	(75,618,938)	(147,279)	(1,870,696)	(178,134)	(2,713,542)

Net increase (decrease)	773,075	$9,918,602	(1,608,133)	$(24,320,900)	468,319	$6,006,180	1,743,937	$26,760,241

	SA T. Rowe Price Asset Allocation Growth Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,862	$64,697	1	$19	3,514,854	$48,232,989	12,578,638	$186,466,223

Reinvested dividends	—	—	311	4,865	—	—	529,146	8,254,703

Shares redeemed	(272)	(3,681)	(3,706)	(56,544)	(538,115)	(7,294,350)	(469,730)	(6,986,920)

Net increase (decrease)	4,590	$61,016	(3,394)	$(51,660)	2,976,739	$40,938,639	12,638,054	$187,734,006

	SA T. Rowe Price VCP Balanced Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	283	$3,280	14,052	$198,685	2,695,319	$31,670,518	2,735,766	$38,630,630

Reinvested dividends	—	—	433	6,133	—	—	7,009,371	99,112,499

Shares redeemed	(712)	(8,957)	(303)	(4,239)	(3,888,818)	(48,017,397)	(8,746,559)	(123,366,136)

Net increase (decrease)	(429)	$(5,677)	14,182	$200,579	(1,193,499)	$(16,346,879)	998,578	$14,376,993

	SA VCP Dynamic Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	123	$1,608	13,811	$199,462	3,386,441	$41,956,101	3,639,380	$51,002,296

Reinvested dividends	—	—	2,642	37,257	—	—	60,465,214	852,559,522

Shares redeemed	(484)	(5,967)	(410)	(5,887)	(49,762,381)	(620,737,898)	(97,980,000)	(1,410,023,427)

Net increase (decrease)	(361)	$(4,359)	16,043	$230,832	(46,375,940)	$(578,781,797)	(33,875,406)	$(506,461,609)

503

	SA VCP Dynamic Strategy Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	276	$3,636	14,172	$215,260	111,970	$1,466,310	3,606,170	$52,770,301

Shares issued in merger@	—	—	27,785	405,538	—	—	107,383,671	1,566,652,586

Reinvested dividends	—	—	2,595	37,729	—	—	25,604,977	372,296,363

Shares redeemed	(1,640)	(21,320)	(3,282)	(48,759)	(35,528,453)	(465,054,490)	(64,405,417)	(939,274,084)

Net increase (decrease)	(1,364)	$(17,684)	41,270	$609,768	(35,416,483)	$(463,588,180)	72,189,401	$1,052,445,166

	SA VCP Index Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022		For the six months ended July 31, 2022 (unaudited)		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	109	$1,136	21,177	$269,199	1,609,882	$17,999,612	5,342,778	$67,858,607

Reinvested dividends	—	—	2,328	29,452	—	—	3,355,501	42,316,405

Shares redeemed	(448)	(4,979)	(11,489)	(150,604)	(1,243,850)	(13,913,273)	(2,069,231)	(26,325,744)

Net increase (decrease)	(339)	$(3,843)	12,016	$148,047	366,032	$4,086,339	6,629,048	$83,849,268

@	See Note 14

Note 8.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the six months ended July 31, 2022:

Portfolio	National Financial Services, LLC
SA Fidelity Institutional AM® International Growth	$1,745
SA Fidelity Institutional AM® Real Estate	8,419

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. In addition, the SA BlackRock Multi-Factor 70/30 Portfolio owned 5% or more of the outstanding voting shares of certain companies listed in the Portfolio of Investments. For the year ended July 31, 2022, transactions in these securities were as follows:

SA BlackRock Multi-Factor 70/30 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2022
iShares U.S. Fixed Income Balanced Risk Factor ETF Exchange Traded Fund	$752,077	$—	$18,402,820	$4,814,101	$980,731	$(154,373)	$(1,540,347)	$20,541,470

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2022
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$2,459,267	$636,100	$92,449	$3,237	$(437,888)	$2,568,267
SA Fixed Income Index Portfolio, Class 1	—	—	15,065,856	1,746,032	777,799	(73,592)	(837,307)	15,123,190
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	17,422,510	1,484,062	688,890	(8,433)	(586,332)	17,622,917
SA International Index Portfolio, Class 1	—	—	22,620,183	1,863,380	957,659	95,113	(2,811,472)	20,809,545
SA Large Cap Index Portfolio, Class 1	—	—	22,252,980	1,607,785	1,552,686	476,204	(2,248,241)	20,536,042
SA Mid Cap Index Portfolio, Class 1	—	—	5,143,592	385,539	388,546	82,144	(301,595)	4,921,134
SA Small Cap Index Portfolio, Class 1	—	—	1,623,326	232,491	64,275	20,953	(123,889)	1,688,606

	$—	$—	$86,587,714	$7,955,389	$4,522,304	$595,626	$(7,346,724)	$83,269,701

†	Includes reinvestments of distributions paid.

504

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2022
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$4,041,484	$729,838	$79,217	$4,311	$(707,563)	$3,988,853
SA Fixed Income Index Portfolio, Class 1	—	—	8,954,159	953,443	186,616	(7,965)	(523,857)	9,189,164
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	10,321,202	835,454	214,838	1,798	(349,351)	10,594,265
SA International Index Portfolio, Class 1	—	—	26,347,105	1,596,155	719,831	72,371	(3,210,331)	24,085,469
SA Large Cap Index Portfolio, Class 1	—	—	26,255,613	1,221,324	1,706,205	614,589	(2,680,287)	23,705,034
SA Mid Cap Index Portfolio, Class 1	—	—	5,896,682	285,211	432,200	101,407	(349,532)	5,501,568
SA Small Cap Index Portfolio, Class 1	—	—	3,209,401	347,203	65,920	10,035	(210,838)	3,289,881

	$—	$—	$85,025,646	$5,968,628	$3,404,827	$796,546	$(8,031,759)	$80,354,234

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Market Value at January 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2022
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$15,115,131	$2,408,132	$178,550	$24,391	$(2,667,634)	$14,701,470
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	11,517,186	2,770,397	159,570	(11,910)	(695,727)	13,420,376
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	13,280,738	2,977,894	180,729	(5,868)	(446,203)	15,625,832
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	121,496,687	8,888,450	2,476,713	54,506	(14,726,555)	113,236,375
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	109,836,782	5,898,795	6,987,937	2,209,711	(10,779,743)	100,177,608
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	27,462,268	1,552,003	1,627,657	309,244	(1,468,670)	26,227,188
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	14,874,545	1,387,273	186,946	29,415	(984,873)	15,119,414

	$—	$—	$313,583,337	$25,882,944	$11,798,102	$2,609,489	$(31,769,405)	$298,508,263

†	Includes reinvestment of distributions paid.

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2022
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$—	$—	$103,031,073	$5,982,968	$4,834,024	$1,530,310	$(9,416,394)	$96,293,933
SA Mid Cap Index Portfolio, Class 1	—	—	13,609,184	820,354	738,879	98,380	(651,279)	13,137,760
SA Small Cap Index Portfolio, Class 1	—	—	11,337,164	1,677,019	211,517	25,826	(766,837)	12,061,655
SA Fixed Income Index Portfolio, Class 1	—	—	41,497,300	4,188,836	772,914	(5,696)	(2,456,756)	42,450,770
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	47,946,787	4,126,683	893,496	17,350	(1,632,963)	49,564,361
SA International Index Portfolio, Class 1	—	—	22,890,553	1,546,678	405,999	22,077	(2,724,787)	21,328,522

	$—	$—	$240,312,061	$18,342,538	$7,856,829	$1,688,247	$(17,649,016)	$234,837,001

†	Includes reinvestments of distributions paid.

505

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 30, 2022
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$37,475,083	$5,467,857	$662,252	$(21,612)	$(2,246,705)	$40,012,371
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	43,269,656	4,984,491	758,726	12,240	(1,491,680)	46,015,981
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	65,983,077	4,682,608	1,064,670	11,498	(7,906,813)	61,705,700
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	243,121,047	12,172,773	10,221,271	3,299,022	(22,149,023)	226,222,548
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	48,651,092	2,524,012	2,293,049	279,114	(2,268,533)	46,892,636
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	21,864,671	2,208,595	362,148	70,284	(1,569,969)	22,211,433

	$—	$—	$460,364,626	$32,040,336	$15,362,116	$3,650,546	$(37,632,723)	$443,060,669

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2022
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$44,613,658	$9,570,159	$587,925	$(49,478)	$(2,741,136)	$50,805,278
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	51,171,954	11,797,510	668,100	(8,676)	(1,757,406)	60,535,282
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	233,621,159	17,535,659	3,620,292	(151,564)	(28,284,363)	219,100,599
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	711,038,227	30,644,589	28,884,534	9,306,286	(64,772,675)	657,331,893
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	127,781,049	5,795,886	4,815,532	642,923	(5,930,005)	123,474,321
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	58,505,440	5,421,123	664,578	153,144	(4,194,241)	59,220,888

	$—	$—	$1,226,731,487	$80,764,926	$39,240,961	$9,892,635	$(107,679,826)	$1,170,468,261

†	Includes reinvestments of distributions paid.

Large Cap Index

Security	Income	Capital Gain Distributions Received	Value at January 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2022
American International Group, Inc. — Common Stock	$45,123	$—	$4,122,022	$11,292	$267,377	$27,372	$(442,217)	$3,451,092

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/ Loss	Change in Unrealized Gain (Loss)	Value at July 31, 2022
American International Group, Inc.
Common Stock	$9,485	$—	$891,371	$3,052	$79,748	$(395)	$(86,290)	$727,990

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2022
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$373,398,904	$38,100,362	$21,825,286	$(4,256,208)	$(40,080,729)	$345,337,043
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	17,504,170	76,770	1,522,694	(153,805)	(1,233,476)	14,670,965
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	57,520,351	6,189,238	3,352,398	(71,543)	(508,008)	59,777,640
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	36,923,160	102,359	3,119,580	18,148	(6,021,937)	27,902,150
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	269,474,129	742,104	14,719,379	(813,412)	(18,309,845)	236,373,597
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	45,158,192	19,163,647	2,954,252	401,916	(2,738,358)	59,031,145

506

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2022
SA Fidelity Institutional International Growth Portfolio, Class 1	$—	$—	$195,739,657	$511,797	$18,232,619	$2,349,849	$(24,409,782)	$155,958,902
SA Fixed Income Index Portfolio, Class 1	—	—	131,123,424	360,048	11,408,799	(166,551)	(7,634,795)	112,273,327
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	117,987,026	6,393,956	7,412,916	15,504	(3,851,480)	113,132,090
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	303,834,466	791,494	29,624,152	4,464,160	(18,640,994)	260,824,974
SA Franklin Small Company Value Portfolio, Class 1	—	—	93,709,463	255,898	8,075,648	(1,165,239)	(5,449,046)	79,275,428
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	76,411,577	191,923	5,806,736	1,347,933	(3,034,034)	69,110,663
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	32,975,045	102,360	2,030,259	(213,336)	(3,783,016)	27,050,794
SA International Index Portfolio, Class 1	—	—	98,087,974	255,899	11,075,648	1,878,495	(12,828,163)	76,318,557
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	106,164,257	358,258	7,105,907	586,145	(18,830,534)	81,172,219
SA Janus Focused Growth Portfolio, Class 1	—	—	121,364,704	5,834,457	6,708,699	1,093,450	(24,525,557)	97,058,355
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	27,930,577	7,815,154	2,194,721	718,626	(7,834,141)	26,435,495
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	397,294,727	1,010,798	33,048,809	7,340,147	(21,497,657)	351,099,206
SA JPMorgan Global Equities Portfolio, Class 1	—	—	173,898,026	460,616	15,636,166	1,893,545	(16,020,547)	144,595,474
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	634,462,372	1,816,877	36,037,100	(1,919,639)	(38,142,389)	560,180,121
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	—	115,840,860	346,357	6,985,738	206,592	(12,502,778)	96,905,293
SA Large Cap Growth Index Portfolio, Class 1	—	—	174,382,372	7,486,206	9,643,731	3,706,861	(22,631,673)	153,300,035
SA Large Cap Index Portfolio, Class 1	—	—	1,187,463,235	3,144,861	108,264,934	52,721,292	(142,976,585)	992,087,869
SA Large Cap Value Index Portfolio, Class 1	—	—	141,664,687	388,007	7,602,417	1,485,182	(8,135,584)	127,799,875
SA MFS Blue Chip Growth Portfolio, Class 1	—	—	334,346,886	12,934,028	18,526,115	5,355,292	(46,848,093)	287,261,998
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	340,495,097	934,028	18,526,115	3,327,039	(27,018,340)	299,211,709
SA Mid Cap Index Portfolio, Class 1	—	—	66,486,867	1,191,924	3,806,736	1,026,709	(3,691,073)	61,207,691
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	168,804,260	447,823	16,882,384	2,372,959	(22,369,184)	132,373,474
SA PIMCO RAE International Value Portfolio, Class 1	—	—	95,627,446	204,719	29,841,841	(66,960)	(7,548,345)	58,375,019
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	52,921,012	140,743	2,791,606	(117,058)	(3,523,226)	46,629,865
SA Putnam International Growth and Income Portfolio, Class 1	—	—	36,817,000	35,230,309	4,405,438	(532,247)	(8,187,528)	58,922,096
SA Small Cap Index Portfolio, Class 1	—	—	72,570,478	6,217,514	4,314,301	888,422	(5,449,857)	69,912,256
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	148,674,367	8,511,796	10,151,296	(1,128,183)	(32,170,100)	113,736,584
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	601,913,953	1,729,102	38,563,515	(4,373,349)	(32,894,256)	527,811,935
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	—	—	173,803,721	13,011,796	10,151,296	237,448	(5,537,131)	171,364,538
SA Columbia Focused Value Portfolio, Class 1	—	—	212,924,874	567,134	14,155,370	2,756,283	(16,464,069)	185,628,852
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	581,580,945	1,690,718	37,802,168	(4,420,137)	(36,975,979)	504,073,379
SA Multi-Managed International Equity Portfolio, Class 1	—	—	181,795,706	511,796	10,151,296	594,191	(24,734,134)	148,016,263
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	188,656,147	5,552,866	11,078,178	(3,590,962)	(32,482,519)	147,057,354
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	359,439,999	3,095,644	42,464,768	554,842	(13,140,960)	307,484,757
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	83,613,809	232,097	7,079,388	(915,092)	(10,852,796)	64,998,630
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	129,954,135	332,668	8,798,342	1,407,508	(7,459,676)	115,436,293
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	77,080,869	217,514	4,314,300	(191,464)	(4,121,389)	68,671,230
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	289,876,897	8,336,145	16,771,748	(1,388,757)	(55,261,200)	224,791,337

	$—	$—	$9,127,697,823	$202,989,810	$684,964,789	$73,264,596	$(858,350,963)	$7,860,636,477

†	Includes reinvestments of distributions paid.

507

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2022
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$220,833,151	$6,500,000	$14,155,418	$3,757,739	$(29,781,547)	$187,153,925
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	122,234,213	—	11,092,812	(611,911)	(9,465,548)	101,063,942
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	31,034,751	2,000,000	2,133,333	(50,705)	(266,949)	30,583,764
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	28,148,330	—	1,584,933	(25,845)	(4,651,242)	21,886,310
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	106,834,647	—	7,284,509	(423,932)	(7,150,596)	91,975,610
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	30,633,913	12,000,000	2,248,733	308,415	(1,915,849)	38,777,746
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	89,345,188	—	6,134,324	549,605	(10,979,288)	72,781,181
SA Fixed Income Index Portfolio, Class 1	—	—	77,629,037	—	11,107,905	(252,617)	(4,496,764)	61,771,751
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	61,375,969	4,000,000	4,093,580	4,923	(1,983,687)	59,303,625
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	250,165,668	—	21,587,920	4,741,741	(16,550,144)	216,769,345
SA Franklin Small Company Value Portfolio, Class 1	—	—	36,184,764	—	2,300,371	(309,794)	(2,185,608)	31,388,991
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	66,121,884	—	4,217,348	955,761	(2,444,614)	60,415,683
SA Franklin U.S. Systematic Large Cap Value Portfolio, Class 1	—	—	158,193,182	—	13,968,277	(301,994)	(6,537,800)	137,385,111
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	31,847,383	—	2,300,371	(321,283)	(3,524,966)	25,700,763
SA International Index Portfolio, Class 1	—	—	84,903,682	3,000,000	5,750,928	912,095	(11,011,315)	72,053,534
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	22,358,894	—	1,725,279	(280,277)	(3,554,704)	16,798,634
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	308,911,075	—	19,553,159	5,170,271	(36,412,204)	258,115,983
SA Janus Focused Growth Portfolio, Class 1	—	—	175,857,355	12,500,000	11,855,048	4,608,654	(39,189,731)	141,921,230
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	14,582,363	5,500,000	1,482,228	(224,180)	(3,760,079)	14,615,876

508

SunAmerica Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2022
SA JPMorgan Equity-Income Portfolio, Class 1	$—	$—	$303,273,548	$—	$27,815,448	$7,011,156	$(17,737,310)	$264,731,946
SA JPMorgan Global Equities Portfolio, Class 1	—	—	102,708,815	—	6,517,720	460,466	(9,137,979)	87,513,582
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	268,143,780	—	18,786,367	(938,443)	(15,971,040)	232,447,930
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	66,800,970	—	4,693,903	457,564	(7,526,461)	55,038,170
SA Large Cap Growth Index Portfolio, Class 1	—	—	101,882,176	—	6,134,323	2,362,162	(13,553,540)	84,556,475
SA Large Cap Index Portfolio, Class 1	—	—	625,280,090	—	45,339,525	21,028,192	(69,831,678)	531,137,079
SA Large Cap Value Index Portfolio, Class 1	—	—	145,524,810	—	10,761,899	2,109,447	(8,901,929)	127,970,429
SA MFS Blue Chip Growth, Class 1	—	—	183,293,793	1,000,000	11,693,555	280,638	(23,220,107)	149,660,769
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	314,841,582	—	23,169,764	5,379,212	(27,083,108)	269,967,922
SA Mid Cap Index Portfolio, Class 1	—	—	53,083,881	—	3,833,953	978,499	(3,123,406)	47,105,021
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	43,034,984	—	2,875,464	(207,606)	(4,995,452)	34,956,462
SA PIMCO RAE International Value Portfolio, Class 1	—	—	136,493,229	—	26,242,634	1,264,584	(13,519,552)	97,995,627
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	21,975,278	—	1,341,883	(106,360)	(1,404,878)	19,122,157
SA Putnam International Growth and Income Portfolio, Class 1	—	—	113,783,739	10,000,000	8,168,269	823,200	(16,783,597)	99,655,073
SA Small Cap Index Portfolio, Class 1	—	—	42,660,729	—	3,067,162	589,306	(3,364,383)	36,818,490
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	224,916,211	—	16,207,756	(934,938)	(12,920,016)	194,853,501
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	—	—	76,632,842	5,500,000	5,175,836	163,302	(2,496,753)	74,623,555
SA Columbia Focused Value Portfolio, Class 1	—	—	100,184,257	—	8,238,499	1,865,390	(8,150,098)	85,661,050
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	203,682,960	—	14,247,508	(1,469,348)	(12,954,061)	175,012,043
SA Multi-Managed International Equity Portfolio, Class 1	—	—	105,718,836	—	6,901,115	1,003,986	(14,998,229)	84,823,478

509

SunAmerica Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2022
SA Multi-Managed Large Cap Growth Portfolio, Class 1	$—	$—	$188,916,653	$15,500,000	$12,722,917	$(2,458,318)	$(34,577,879)	$154,657,539
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	333,196,326	—	37,628,250	3,801,595	(15,682,373)	283,687,298
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	78,203,122	—	5,326,012	(1,097,967)	(9,763,369)	62,015,774
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	55,138,840	—	3,258,860	296,552	(2,766,127)	49,410,405
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	113,094,513	—	8,901,115	1,257,266	(7,587,764)	97,862,900
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	24,537,648	4,500,000	1,769,041	(1,128,134)	(4,121,974)	22,018,499

	$—	$—	$5,944,199,061	$82,000,000	$465,395,254	$60,998,069	$(558,035,698)	$5,063,766,178

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2022
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$53,241,396	$5,101,444	$1,345,554	$(66,436)	$(3,144,483)	$53,786,367
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	61,460,338	3,595,173	1,541,276	(3,226)	(2,101,402)	61,409,607
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	50,145,284	2,064,080	1,185,631	124,140	(6,066,702)	45,081,171
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	201,169,418	5,556,756	10,357,653	3,318,847	(18,893,338)	180,794,030
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	34,310,635	983,872	1,897,628	419,109	(1,836,064)	31,979,924
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	19,922,762	1,801,206	490,032	80,927	(1,430,205)	19,884,658

	$—	$—	$420,249,833	$19,102,531	$16,817,774	$3,873,361	$(33,472,194)	$392,935,757

†	Includes reinvestments of distributions paid.

At July 31, 2022, the following affiliates owned outstanding shares of the following Portfolios:

Holder	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth
USL	3.14%	4.09%	6.23%	10.27%	4.87%	1.23%	4.07%	0.67%
AGL	63.45%	72.45%	92.53%	85.18%	68.39%	13.24%	68.82%	3.37%
VALIC	0.24%	0.31%	1.24%	4.55%	0.60%	0.15%	0.51%	0.02%
Seasons Series Trust Allocation Balanced Portfolio	0.32%	0.24%	—	—	0.71%	0.63%	0.37%	1.20%
Seasons Series Trust Allocation Growth Portfolio	0.94%	0.59%	—	—	0.53%	3.98%	0.58%	4.07%

510

Holder	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth
Seasons Series Trust Allocation Moderate Growth Portfolio	0.95%	0.74%	—	—	0.88%	3.40%	1.11%	4.06%
Seasons Series Trust Allocation Moderate Portfolio	0.49%	0.36%	—	—	0.63%	1.16%	0.56%	1.88%
SAST SunAmerica VCP Dynamic Allocation Portfolio	19.65%	2.69%	—	—	15.47%	29.92%	17.26%	57.77%
SAST SunAmerica VCP Dynamic Strategy Portfolio	10.65%	18.53%	—	—	7.92%	23.48%	6.72%	26.96%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	2.76%	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	4.28%	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	15.77%	—	—

Holder	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value	SA Franklin Tactical Opportunities
USL	3.34%	1.40%	1.00%	2.49%	3.64%	0.46%	3.92%	6.90%
AGL	58.97%	11.85%	5.92%	58.72%	58.36%	3.98%	59.85%	92.13%
VALIC	0.15%	0.83%	0.33%	0.09%	0.25%	0.00%	1.12%	0.97%
Seasons Series Trust Allocation Balanced Portfolio	0.81%	2.68%	2.53%	0.42%	0.35%	1.22%	—	—
Seasons Series Trust Allocation Growth Portfolio	1.98%	1.66%	1.23%	1.16%	1.02%	2.72%	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	2.20%	3.44%	2.64%	1.33%	1.05%	3.21%	—	—
Seasons Series Trust Allocation Moderate Portfolio	1.12%	2.38%	2.42%	0.65%	0.59%	1.60%	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	18.97%	21.32%	21.90%	19.19%	24.89%	46.32%	—	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	12.46%	11.73%	11.47%	15.95%	9.85%	40.49%	35.11%	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	8.07%	9.59%	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	7.60%	8.90%	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	9.65%	11.71%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	10.22%	11.88%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	2.87%	3.41%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	1.75%	2.05%	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	2.55%	3.02%	—	—	—	—	—

511

Holder	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10
USL	12.97%	9.05%	7.67%	6.56%	16.47%	11.85%	15.12%	8.85%
AGL	84.07%	87.95%	89.37%	76.89%	75.84%	84.38%	81.75%	87.14%
VALIC	2.96%	3.00%	2.96%	0.75%	7.69%	3.77%	3.13%	4.01%
Seasons Series Trust Allocation Balanced Portfolio	—	—	—	—	—	—	—	—
Seasons Series Trust Allocation Growth Portfolio	—	—	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	—	—	8.10%	—	—	—	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	—	—	7.70%	—	—	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—	—

Holder	SA International Index	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity-Income	SA JPMorgan Global Equities
USL	0.21%	3.68%	2.03%	2.26%	5.83%	3.96%	2.10%	1.18%
AGL	2.64%	58.57%	30.35%	40.08%	93.45%	67.83%	38.60%	26.68%
VALIC	0.06%	0.13%	0.28%	0.24%	0.72%	0.28%	0.15%	0.04%
Seasons Series Trust Allocation Balanced Portfolio	0.16%	0.43%	1.07%	0.50%	—	0.68%	0.67%	—
Seasons Series Trust Allocation Growth Portfolio	0.63%	1.25%	3.10%	1.28%	—	2.45%	1.63%	—
Seasons Series Trust Allocation Moderate Growth Portfolio	0.56%	1.24%	3.34%	1.44%	—	2.62%	1.78%	—
Seasons Series Trust Allocation Moderate Portfolio	0.27%	0.66%	1.71%	0.76%	—	1.17%	1.03%	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	11.15%	28.20%	—	21.70%	—	13.53%	30.81%	44.92%
SAST SunAmerica VCP Dynamic Strategy Portfolio	10.52%	5.84%	58.12%	31.74%	—	7.48%	23.23%	27.18%
SAST SunAmerica Index Allocation 60/40 Portfolio	3.11%	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	9.01%	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	32.00%	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	6.58%	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	3.04%	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	3.52%	—	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	16.54%	—	—	—	—	—	—	—

512

Holder	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
USL	2.99%	4.18%	1.10%	0.23%	1.51%	1.76%	1.70%	3.58%
AGL	46.91%	69.32%	10.52%	2.76%	10.35%	26.12%	39.15%	96.15%
VALIC	0.38%	0.39%	0.31%	0.06%	0.15%	0.27%	0.16%	0.27%
Seasons Series Trust Allocation Balanced Portfolio	1.74%	0.35%	1.30%	0.20%	1.01%	0.71%	—	—
Seasons Series Trust Allocation Growth Portfolio	0.70%	1.08%	4.68%	0.70%	2.41%	2.06%	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	1.71%	1.11%	4.28%	0.68%	3.04%	2.09%	—	—
Seasons Series Trust Allocation Moderate Portfolio	1.38%	0.58%	2.14%	0.33%	1.62%	1.07%	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	31.23%	14.66%	48.77%	33.33%	39.92%	43.34%	31.01%	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	12.96%	8.33%	26.90%	17.85%	39.99%	22.58%	27.98%	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	3.24%	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	7.60%	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	22.09%	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	6.07%	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	0.69%	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	0.80%	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	3.37%	—	—	—	—

Holder	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index
USL	1.01%	1.99%	2.93%	9.88%	3.06%	1.99%	10.70%	1.45%
AGL	11.63%	39.92%	64.38%	87.24%	61.20%	36.30%	85.82%	14.16%
VALIC	0.31%	0.24%	0.12%	2.88%	0.61%	0.04%	3.48%	0.34%
Seasons Series Trust Allocation Balanced Portfolio	0.33%	1.05%	0.29%	—	2.00%	1.41%	—	0.40%
Seasons Series Trust Allocation Growth Portfolio	0.86%	3.98%	1.13%	—	1.87%	4.65%	—	1.11%
Seasons Series Trust Allocation Moderate Growth Portfolio	0.85%	3.83%	1.10%	—	3.80%	4.75%	—	1.18%
Seasons Series Trust Allocation Moderate Portfolio	0.52%	1.71%	0.53%	—	2.45%	2.12%	—	0.60%
SAST SunAmerica VCP Dynamic Allocation Portfolio	14.35%	37.40%	11.02%	—	17.74%	18.11%	—	23.49%
SAST SunAmerica VCP Dynamic Strategy Portfolio	11.04%	9.88%	18.50%	—	7.27%	30.63%	—	12.38%
SAST SunAmerica Index Allocation 60/40 Portfolio	3.08%	—	—	—	—	—	—	4.06%
SAST SunAmerica Index Allocation 80/20 Portfolio	10.99%	—	—	—	—	—	—	7.47%
SAST SunAmerica Index Allocation 90/10 Portfolio	28.94%	—	—	—	—	—	—	19.91%
SAST SunAmerica Global Index Allocation 60/40 Portfolio	7.50%	—	—	—	—	—	—	6.69%
SAST SunAmerica Global Index Allocation 75/25 Portfolio	1.15%	—	—	—	—	—	—	0.57%
SAST SunAmerica Global Index Allocation 90/10 Portfolio	1.29%	—	—	—	—	—	—	1.11%
SAST SunAmerica VCP Index Allocation Portfolio	6.15%	—	—	—	—	—	—	5.08%

513

Holder	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
USL	6.40%	9.02%	8.24%	9.82%	11.84%
AGL	93.07%	88.18%	90.84%	88.67%	82.42%
VALIC	0.53%	2.80%	0.92%	1.51%	5.74%
Seasons Series Trust Allocation Balanced Portfolio	—	—	—	—	—
Seasons Series Trust Allocation Growth Portfolio	—	—	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	—	—	—
Seasons Series Trust Allocation Moderate Portfolio	—	—	—	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	—	—	—	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	—	—	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—

The affiliated funds (SAST and Seasons Series Trust) do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the affiliated within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

Note 9.  Investment Concentration

Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Emerging Markets Equity Index, SA Goldman Sachs Global Bond, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities, SA PIMCO RAE International Value and SA Putnam International Growth and Income Portfolios.

The SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA JPMorgan MFS Core Bond, SA MFS Total Return and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.

SA Fidelity Institutional AM® Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Note 10.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank

514

Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended July 31, 2022, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA AB Small & Mid Cap Value	2	$318	$2,625,000	2.18%
SA Federated Hermes Corporate Bond	6	17,958	36,775,000	2.93
SA Fidelity Institutional AM® International Growth	41	6,015	2,570,732	1.95
SA Fidelity Institutional AM® Real Estate	5	121	305,000	2.38
SA Fixed Income Intermediate Index	1	131	2,800,000	1.68
SA Franklin BW U.S. Large Cap Value	7	2,775	7,925,000	2.00
SA Franklin Systematic U.S. Large Cap Value	7	473	1,182,143	2.39
SA Franklin Tactical Opportunities	1	9	150,000	2.18
SA International Index	2	33	275,000	2.18
SA Janus Focused Growth	15	3,561	3,273,333	2.33
SA JPMorgan Diversified Balanced	1	124	1,525,000	2.93
SA JPMorgan Emerging Markets	8	236	362,500	2.93
SA JPMorgan Global Equities	5	545	2,715,000	1.58
SA Large Cap Growth Index	49	663	278,061	1.80
SA Large Cap Index	1	402	10,125,000	1.43
SA Large Cap Value Index	20	498	496,250	2.31
SA MFS Blue Chip Growth	1	49	1,225,000	1.43
SA MFS Massachusetts Investors Trust	1	11	275,000	1.43
SA PIMCO RAE International Value	48	3,958	1,491,146	1.73

At July 31, 2022, there were no borrowings outstanding.

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended July 31, 2022, none of the Portfolios participated in this program.

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended July 31, 2022, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
SA Federated Hermes Corporate Bond	$—	$1,331,281	$(143,023)
SA Invesco Main Street Large Cap	—	333,573	(18,517)
SA MFS Total Return	202,559	12,359	2,296
SA T. Rowe Price Asset Allocation Growth	45,556	—	—
SA T. Rowe Price VCP Balanced	109,695	—	—

Note 13.  Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolios’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for

515

illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments have taken and may continue to take in respect of pandemic or epidemic diseases have resulted and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolios invests. Government intervention in markets have impacted and may continue to impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect or have affected the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

In late February 2022, Russia launched a large-scale invasion of Ukraine (the “Invasion”). The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and may negatively affect global supply chains, global growth and inflation. In response to the Invasion, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Portfolios are currently restricted from trading in Russian securities. It is unknown when, or if, sanctions may be lifted or a Portfolio’s ability to trade in Russian securities will resume. Even if a Portfolio does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Portfolio’s performance and the value and liquidity of an investment in the Portfolio.

Note 14.  Portfolio Mergers

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA Invesco VCP Equity-Income Portfolio (a “Target Portfolio”), a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA VCP Dynamic Strategy Portfolio an “Acquiring Portfolio”, in exchange for shares of the SA VCP Dynamic Strategy Portfolio. The reorganization was consummated on May 3, 2021.

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA WellsCap Aggressive Growth Portfolio (a “Target Portfolio”), a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA JPMorgan Mid-Cap Growth Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA JPMorgan Mid-Cap Growth Portfolio. The reorganization was consummated on November 8, 2021.

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA PGI Asset Allocation Portfolio (a “Target Portfolio”), a series of Anchor Series Trust, were transferred in a tax-free exchange to the SA JPMorgan Diversified Balanced Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA JPMorgan Diversified Balanced Portfolio. The reorganization was consummated on November 8, 2021.

The table below shows the following information for of the Reorganizations:

•	The exchange ratio of shares of each Target Portfolio that were exchanged tax-free for shares of the Acquiring Portfolio.

•	The number and value of shares of the Acquiring Portfolio issued in connection with the acquisition of each Target Portfolio.

•

The value and identified cost as of the respective Reorganization Date of the assets in the investment portfolio of each Target Portfolio. These were the principal assets acquired by the Acquiring Portfolio.

Acquiring Portfolio	Target Portfolio	Exchange Ratio	Number of Shares Issued by Acquiring Portfolio	Value of Shares Issued by Acquiring Portfolio	Value of Assets in the Investment Portfolio of the Target Portfolio	Cost of Assets in the Investment Portfolio of the Target Portfolio
SA JPMorgan Diversified Balanced Portfolio	SA PGI Asset Allocation Portfolio				$175,150,231	$136,688,135
Class 1		0.6204	4,316,600	$101,057,215
Class 2		0.6230	487,655	$11,376,661
Class 3		0.6211	2,955,119	$68,478,392
SA JPMorgan Mid-Cap Growth Portfolio	SA WellsCap Aggressive Growth Portfolio				$236,318,015	$148,233,044
Class 1		1.0297	4,108,051	$124,644,024
Class 2		1.0474	133,789	$3,856,217
Class 3		1.0539	4,138,680	$115,441,864
SA VCP Dynamic Strategy Portfolio	SA Invesco VCP Equity-Income Portfolio				$2,463,474	$2,408,360
Class 1		0.7922	27,785	$405,538
Class 3		0.7944	107,383,671	$1,566,652,586

For financial statement purposes, assets received and shares issued by the Acquiring Portfolio were recorded at value; however, the cost basis of the investments received from the Target Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

516

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation depreciation) immediately before and after the Reorganizations:

SA JPMorgan Diversified Balanced Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA PGI Asset Allocation Portfolio
Class 1	6,957,515	$101,057,215	$14.52	$30,339,724
Class 2	782,692	$11,376,661	$14.54	$3,183,833
Class 3	4,757,955	$68,478,392	$14.39	$4,938,539

Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA JPMorgan Diversified Balanced Portfolio
Class 1	3,309,000	$77,468,352	$23.41	$15,130,246
Class 2	526,755	$12,288,855	$23.33	$3,778,897
Class 3	11,533,123	$267,254,844	$23.17	$22,535,873

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA JPMorgan Diversified Balanced Portfolio
Class 1	7,625,600	$178,525,567	$23.41	$45,469,970
Class 2	1,014,410	$23,665,516	$23.33	$6,962,730
Class 3	14,488,243	$335,733,236	$23.17	$27,474,412

SA JPMorgan Mid-Cap Growth Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA WellsCap Aggressive Growth Portfolio
Class 1	3,989,400	$124,644,024	$31.24	$62,699,177
Class 2	127,731	$3,856,217	$30.19	$2,107,383
Class 3	3,926,834	$115,441,864	$29.40	$23,278,411

Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA JPMorgan Mid-Cap Growth Portfolio
Class 1	8,681,336	$263,403,540	$30.34	$80,408,177
Class 2	698,072	$20,120,592	$28.82	$25,244,980
Class 3	11,138,948	$310,703,541	$27.89	$86,093,460

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA JPMorgan Mid-Cap Growth Portfolio
Class 1	12,789,387	$388,047,564	$30.34	$143,107,354
Class 2	831,861	$23,976,809	$28.82	$27,352,363
Class 3	15,277,628	$426,145,405	$27.89	$109,371,871

SA VCP Dynamic Strategy Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Invesco VCP Equity-Income Portfolio
Class 1	35,074	$405,538	$11.56	$(8,971)
Class 3	135,178,617	$1,566,652,586	$11.59	$64,085

Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA VCP Dynamic Strategy Portfolio
Class 1	15,807	$230,711	$14.60	$15,358
Class 3	423,383,586	$6,176,879,008	$14.59	$1,095,762,788
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA VCP Dynamic Strategy Portfolio
Class 1	43,592	$636,249	$14.60	$6,387
Class 3	530,767,256	$7,743,531,595	$14.59	$1,095,826,873

517

Assuming the Reorganizations had been completed at February 1, 2021 the beginning of the annual reporting period for the acquiring portfolio, the unadited pro forma results operations for the period ended January 31, 2022, are as follows:

Acquiring Portfolio	Net Investment Income (loss)	Net Realized/unrealized gains (losses)	Change in Net Assets Resulting from Operations
SA JPMorgan Diversified Balanced Portfolio	$5,842,081	$39,643,238	$45,485,319
SA JPMorgan Mid-Cap Growth Portfolio	(4,700,366)	(34,474,084)	(39,174,450)
SA VCP Dynamic Strategy Portfolio	56,610,112	491,875,247	548,485,359

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Portfolios that have been included in the Statement of Operations since the Reorganization Dates.

518

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/18	$37.74	$0.03	$13.10	$13.13	$(0.02)	$—	$(3.08)	$(3.10)	$47.77	35.78%	$491,203	0.65	%(1)	0.06	%(1)	53%
01/31/19	47.77	0.01	1.74	1.75 (3)	(0.00)	—	(6.14)	(6.14)	43.38	4.03	1,054,212	0.64	(1)	0.03	(1)	56	(4)
01/31/20	43.38	(0.02)	10.44	10.42	(0.00)	—	(3.10)	(3.10)	50.70	24.48	1,104,442	0.64	(1)	(0.03	)(1)	28
01/31/21	50.70	(0.06)	15.88	15.82	—	—	(5.58)	(5.58)	60.94	31.55	1,263,528	0.64	(1)	(0.10	)(1)	25
01/31/22	60.94	(0.14)	12.31	12.17	—	—	(5.77)	(5.77)	67.34	19.15	1,263,728	0.62		(0.20)		21
07/31/22@	67.34	(0.03)	(7.77)	(7.80)	—	—	—	—	59.54	(11.58)	1,100,535	0.63	†(1)	(0.11	)†(1)	16

SA AB Growth Portfolio — Class 2
01/31/18	37.58	(0.03)	13.03	13.00	—	—	(3.08)	(3.08)	47.50	35.59	23,394	0.80	(1)	(0.08	)(1)	53
01/31/19	47.50	(0.05)	1.71	1.66 (3)	—	—	(6.14)	(6.14)	43.02	3.85	76,460	0.79	(1)	(0.12	)(1)	56	(4)
01/31/20	43.02	(0.09)	10.35	10.26	—	—	(3.10)	(3.10)	50.18	24.30	78,983	0.79	(1)	(0.18	)(1)	28
01/31/21	50.18	(0.14)	15.70	15.56	—	—	(5.58)	(5.58)	60.16	31.36	89,625	0.79	(1)	(0.25	)(1)	25
01/31/22	60.16	(0.25)	12.17	11.92	—	—	(5.77)	(5.77)	66.31	18.98	92,511	0.77		(0.35)		21
07/31/22@	66.31	(0.07)	(7.66)	(7.73)	—	—	—	—	58.58	(11.66)	77,673	0.78	†(1)	(0.26	)†(1)	16

SA AB Growth Portfolio — Class 3
01/31/18	37.25	(0.08)	12.91	12.83	—	—	(3.08)	(3.08)	47.00	35.44	136,572	0.90	(1)	(0.18	)(1)	53
01/31/19	47.00	(0.09)	1.68	1.59 (3)	—	—	(6.14)	(6.14)	42.45	3.74	412,105	0.89	(1)	(0.22	)(1)	56	(4)
01/31/20	42.45	(0.13)	10.20	10.07	—	—	(3.10)	(3.10)	49.42	24.18	439,589	0.89	(1)	(0.28	)(1)	28
01/31/21	49.42	(0.19)	15.45	15.26	—	—	(5.58)	(5.58)	59.10	31.23	523,827	0.89	(1)	(0.35	)(1)	25
01/31/22	59.10	(0.31)	11.96	11.65	—	—	(5.77)	(5.77)	64.98	18.86	603,138	0.87		(0.46)		21
07/31/22@	64.98	(0.10)	(7.51)	(7.61)	—	—	—	—	57.37	(11.71)	557,137	0.88	†(1)	(0.36	)†(1)	16

SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/18	19.05	0.07	2.56	2.63	(0.08)	—	(1.86)	(1.94)	19.74	14.54	91,640	0.95	(1)	0.36	(1)	33
01/31/19	19.74	0.07	(1.69)	(1.62)	(0.15)	—	(4.10)	(4.25)	13.87	(7.91)	80,718	0.96	(1)	0.39	(1)	43
01/31/20	13.87	0.11	0.35	0.46	—	—	(0.23)	(0.23)	14.10	3.22	81,549	0.98	(1)	0.78	(1)	31
01/31/21	14.10	0.10	1.38	1.48	(0.10)	—	(0.31)	(0.41)	15.17	10.90 (5)	125,104	0.95	(1)(2)	0.83	(2)	69
01/31/22	15.17	0.17	4.25	4.42	(0.12)	—	(0.12)	(0.24)	19.35	29.09	152,224	0.91	(1)(2)	0.90	(1)(2)	58
07/31/22@	19.35	0.08	(1.63)	(1.55)	—	—	—	—	17.80	(8.01)	127,146	0.91	†(1)(2)	0.86	†(1)(2)	21

SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/18	19.03	0.04	2.56	2.60	(0.05)	—	(1.86)	(1.91)	19.72	14.37	14,443	1.10	(1)	0.21	(1)	33
01/31/19	19.72	0.04	(1.69)	(1.65)	(0.09)	—	(4.10)	(4.19)	13.88	(8.07)	11,091	1.11	(1)	0.23	(1)	43
01/31/20	13.88	0.09	0.35	0.44	—	—	(0.23)	(0.23)	14.09	3.07	9,951	1.13	(1)	0.63	(1)	31
01/31/21	14.09	0.09	1.37	1.46	(0.08)	—	(0.31)	(0.39)	15.16	10.72 (5)	9,921	1.10	(1)(2)	0.71	(1)(2)	69
01/31/22	15.16	0.14	4.25	4.39	(0.10)	—	(0.12)	(0.22)	19.33	28.91	10,768	1.06	(1)(2)	0.74	(1)(2)	58
07/31/22@	19.33	0.06	(1.62)	(1.56)	—	—	—	—	17.77	(8.07)	9,364	1.06	†(1)(2)	0.71	†(1)(2)	21

SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/18	18.90	0.02	2.53	2.55	(0.03)	—	(1.86)	(1.89)	19.56	14.21	510,169	1.20	(1)	0.11	(1)	33
01/31/19	19.56	0.02	(1.67)	(1.65)	(0.06)	—	(4.10)	(4.16)	13.75	(8.18)	433,575	1.21	(1)	0.13	(1)	43
01/31/20	13.75	0.07	0.36	0.43	—	—	(0.23)	(0.23)	13.95	3.03	392,439	1.23	(1)	0.53	(1)	31
01/31/21	13.95	0.07	1.36	1.43	(0.07)	—	(0.31)	(0.38)	15.00	10.60 (5)	415,983	1.20	(1)(2)	0.60	(1)(2)	69
01/31/22	15.00	0.12	4.21	4.33	(0.09)	—	(0.12)	(0.21)	19.12	28.78	447,232	1.16	(1)(2)	0.64	(1)(2)	58
07/31/22@	19.12	0.05	(1.60)	(1.55)	—	—	—	—	17.57	(8.11)	403,545	1.16	†(1)(2)	0.60	†(1)(2)	21

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22	07/22@+
SA AB Growth Class 1	0.00%	0.00%	0.00%	0.00%	—%	0.00%
SA AB Growth Class 2	0.00	0.00	0.00	0.00	—	0.00
SA AB Growth Class 3	0.00	0.00	0.00	0.00	—	0.00
SA AB Small & Mid-Cap Value Class 1	0.01	0.01	0.00	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 2	0.01	0.01	0.00	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 3	0.01	0.01	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21(1)	01/22(1)	07/22@+(1)
SA AB Small & Mid-Cap Value Class 1	0.02%	0.05%	0.05%
SA AB Small & Mid-Cap Value Class 2	0.02	0.05	0.05
SA AB Small & Mid-Cap Value Class 3	0.02	0.05	0.05

(3)	Includes the effect of a merger.
(4)	Excludes purchases/sales due to merger.
(5)	The Portfolio’s performance figure was increased by 0.44% from gains on the disposal of investments due to a trading error.

See Notes to Financial Statements

519

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA BlackRock Multi-Factor 70/30 Portfolio — Class 1
10/13/20#- 01/31/21	$15.00	$0.06	$0.90	$0.96	$(0.08)	$—	$—	$(0.08)	$15.88	6.43%	$106	0.26	%†	1.25	%†	13%
01/31/22	15.88	0.24	1.10	1.34	(0.25)	—	(0.67)	(0.92)	16.30	8.23	115	0.29		1.40		80
07/31/22@	16.30	0.15	(1.55)	(1.40)	—	—	—	—	14.90	(8.59)	105	0.30	†	2.00	†	28

SA BlackRock Multi-Factor 70/30 Portfolio — Class 3
10/13/20#- 01/31/21	15.00	0.04	0.91	0.95	(0.08)	—	—	(0.08)	15.87	6.33	19,715	0.55	†	0.94	†	13
01/31/22	15.87	0.19	1.11	1.30	(0.22)	—	(0.67)	(0.89)	16.28	7.98	60,389	0.54		1.17		80
07/31/22@	16.28	0.13	(1.54)	(1.41)	—	—	—	—	14.87	(8.66)	71,373	0.55	†	1.81	†	28

SA BlackRock VCP Global Multi Asset Portfolio — Class 1
01/31/18	10.57	0.07	1.36	1.43	(0.01)	—	(0.04)	(0.05)	11.95	13.51	120	0.91		0.62		160
01/31/19	11.95	0.11	(0.59)	(0.48)	(0.19)	—	(0.81)	(1.00)	10.47	(3.95)	121	0.91		0.96		166
01/31/20	10.47	0.12	1.13	1.25	(0.12)	—	(0.43)	(0.55)	11.17	11.95 (2)	137	0.90		1.13		154
01/31/21	11.17	0.07	0.39	0.46	(0.01)	—	(0.25)	(0.26)	11.37	4.15 (4)	143	0.91		0.64	(3)	163
01/31/22	11.37	0.07	0.54	0.61	(0.13)	—	(1.64)	(1.77)	10.21	4.87	825	0.92		0.61		128
07/31/22@	10.21	0.05	(0.95)	(0.90)	—	—	—	—	9.31	(8.81)	746	0.91	†	1.16	†	33

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/31/18	10.56	0.04	1.36	1.40	(0.00)	—	(0.04)	(0.04)	11.92	13.28	748,085	1.16		0.34		160
01/31/19	11.92	0.08	(0.59)	(0.51)	(0.12)	—	(0.81)	(0.93)	10.48	(4.24)	738,703	1.16		0.71		166
01/31/20	10.48	0.10	1.12	1.22	(0.09)	—	(0.43)	(0.52)	11.18	11.67 (2)	822,050	1.15		0.88		154
01/31/21	11.18	0.04	0.39	0.43	(0.00)	—	(0.25)	(0.25)	11.36	3.94 (4)	821,175	1.16		0.39	(3)	163
01/31/22	11.36	0.05	0.52	0.57	(0.10)	—	(1.64)	(1.74)	10.19	4.53	831,628	1.17		0.41		128
07/31/22@	10.19	0.04	(0.94)	(0.90)	—	—	—	—	9.29	(8.83)	734,754	1.16	†	0.92	†	33

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18	01/19	01/20	01/21	01/22	07/22@+
SA BlackRock Multi-Factor 70/30 Class 1	—%	—%	—%	2.69%	0.88%	0.57%
SA BlackRock Multi-Factor 70/30 Class 3	—	—	—	2.82	0.82	0.56
SA BlackRock VCP Global Multi Asset Class 1	(0.00)	(0.00)	0.01	0.08	0.04	0.03
SA BlackRock VCP Global Multi Asset Class 3	(0.00)	(0.00)	0.01	0.08	0.04	0.03

(2)	The Portfolio’s performance figure was increased by 0.02% from gains on the disposal of investments in violation of investment restrictions.
(3)	Includes a one time reimbursement received for interest income received related to prior years. The impact to the ratio of net investment income to average net assets is 0.10%.
(4)	The Portfolio’s performance figure was increased by 0.09% for a reimbursement of interest income from prior years.

See Notes to Financial Statements

520

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets	Portfolio turnover

SA DFA Ultra Short Bond Portfolio — Class 1
01/31/18	$10.54	$0.09	$(0.04)	$0.05	$(0.03)	$—	$—	$(0.03)	$10.56	0.51%	$215,125	0.50%		0.89%	89	(1)
01/31/19	10.56	0.18	0.02	0.20	(0.12)	—	—	(0.12)	10.64	1.90	208,490	0.50		1.65	72	(1)
01/31/20	10.64	0.20	0.02	0.22	(0.21)	—	—	(0.21)	10.65	2.08	170,367	0.51		1.85	35	(1)
01/31/21	10.65	0.02	(0.01)	0.01	(0.17)	—	—	(0.17)	10.49	0.11	142,266	0.51		0.20	110
01/31/22	10.49	(0.03)	(0.06)	(0.09)	(0.01)	—	—	(0.01)	10.39	(0.90)	128,627	0.50		(0.32)	110
07/31/22@	10.39	0.02	(0.13)	(0.11)	—	—	—	—	10.28	(1.06)	140,916	0.50	†	0.39 †	28

SA DFA Ultra Short Bond Portfolio — Class 2
01/31/18	10.41	0.08	(0.04)	0.04	(0.01)	—	—	(0.01)	10.44	0.42	14,206	0.65		0.76	89	(1)
01/31/19	10.44	0.16	0.01	0.17	(0.10)	—	—	(0.10)	10.51	1.68	15,715	0.65		1.52	72	(1)
01/31/20	10.51	0.18	0.02	0.20	(0.19)	—	—	(0.19)	10.52	1.95	14,150	0.66		1.69	35	(1)
01/31/21	10.52	0.00	(0.00)	(0.00)	(0.16)	—	—	(0.16)	10.36	(0.03)	14,805	0.66		0.01	110
01/31/22	10.36	(0.05)	(0.06)	(0.11)	—	—	—	—	10.25	(1.06)	12,729	0.65		(0.46)	110
07/31/22@	10.25	0.01	(0.12)	(0.11)	—	—	—	—	10.14	(1.07)	11,941	0.65	†	0.22 †	28

SA DFA Ultra Short Bond Portfolio — Class 3
01/31/18	10.32	0.07	(0.04)	0.03	(0.00)	—	—	(0.00)	10.35	0.32	175,836	0.75		0.66	89	(1)
01/31/19	10.35	0.15	0.01	0.16	(0.09)	—	—	(0.09)	10.42	1.56	184,763	0.75		1.41	72	(1)
01/31/20	10.42	0.17	0.02	0.19	(0.19)	—	—	(0.19)	10.42	1.80	190,713	0.76		1.58	35	(1)
01/31/21	10.42	(0.01)	(0.00)	(0.01)	(0.15)	—	—	(0.15)	10.26	(0.08)	233,226	0.76		(0.11)	110
01/31/22	10.26	(0.06)	(0.05)	(0.11)	—	—	—	—	10.15	(1.07)	227,418	0.75		(0.56)	110
07/31/22@	10.15	0.01	(0.13)	(0.12)	—	—	—	—	10.03	(1.18)	227,547	0.75	†	0.13 †	28

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Portfolio Turnover as previously disclosed in the January 31, 2020, 2019 and 2018 financial statements has been corrected to exclude the impact of purchases and sales of short-term securities.

See Notes to Financial Statements

521

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Emerging Markets Equity Index Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.17	$(0.94)	$(0.77)	$(0.17)	$(0.01)	$—	$(0.18)	$14.05	(5.01)%	$86,851	0.58	†(1)%	1.64	†(1)%	0%
01/31/20	14.05	0.32	(0.12)	0.20	—	—	—	—	14.25	1.42	85,824	0.58	(1)	2.27	(1)	21
01/31/21	14.25	0.20	3.74	3.94	(0.33)	—	—	(0.33)	17.86	27.92	116,309	0.58	(1)	1.35	(1)	22
01/31/22	17.86	0.27	(1.45)	(1.18)	(0.17)	—	—	(0.17)	16.51	(6.63)	96,121	0.58	(1)	1.51	(1)	6
07/31/22@	16.51	0.20	(3.01)	(2.81)	—	—	—	—	13.70	(17.02)	79,707	0.58	†(1)	2.79	†(1)	2

SA Emerging Markets Equity Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.10	(0.90)	(0.80)	(0.15)	(0.01)	—	(0.16)	14.04	(5.24)	677	0.83	(1)†	1.07	(1)†	0
01/31/20	14.04	0.27	(0.10)	0.17	—	—	—	—	14.21	1.21	3,066	0.83	(1)	2.01	(1)	21
01/31/21	14.21	0.15	3.73	3.88	(0.31)	—	—	(0.31)	17.78	27.61	8,255	0.83	(1)	1.06	(1)	22
01/31/22	17.78	0.22	(1.43)	(1.21)	(0.16)	—	—	(0.16)	16.41	(6.85)	13,994	0.83	(1)	1.31	(1)	6
07/31/22@	16.41	0.19	(3.00)	(2.81)	—	—	—	—	13.60	(17.12)	13,431	0.83	†(1)	2.59	†(1)	2

SA Federated Hermes Corporate Bond Portfolio — Class 1
01/31/18	13.39	0.55	0.16	0.71	(0.63)	—	(0.06)	(0.69)	13.41	5.30	695,388	0.54		4.01		17
01/31/19	13.41	0.54	(0.48)	0.06	(0.57)	—	(0.10)	(0.67)	12.80	0.62	651,912	0.55		4.15		11
01/31/20	12.80	0.55	1.17	1.72	(0.73)	—	—	(0.73)	13.79	13.61	474,859	0.55		3.99		13
01/31/21	13.79	0.50	0.36	0.86	(0.57)	—	(0.20)	(0.77)	13.88	6.28	483,921	0.55		3.63		22
01/31/22	13.88	0.46	(0.69)	(0.23)	(0.43)	—	(0.04)	(0.47)	13.18	(1.73)	500,170	0.54		3.31		14
07/31/22@	13.18	0.21	(1.15)	(0.94)	—	—	—	—	12.24	(7.13)	437,430	0.55	†	3.44	†	30

SA Federated Hermes Corporate Bond Portfolio — Class 2
01/31/18	13.38	0.53	0.15	0.68	(0.60)	—	(0.06)	(0.66)	13.40	5.12	21,287	0.69		3.86		17
01/31/19	13.40	0.52	(0.48)	0.04	(0.55)	—	(0.10)	(0.65)	12.79	0.43	17,852	0.70		4.00		11
01/31/20	12.79	0.52	1.17	1.69	(0.70)	—	—	(0.70)	13.78	13.44	18,307	0.70		3.82		13
01/31/21	13.78	0.48	0.37	0.85	(0.55)	—	(0.20)	(0.75)	13.88	6.19	16,967	0.70		3.49		22
01/31/22	13.88	0.44	(0.69)	(0.25)	(0.41)	—	(0.04)	(0.45)	13.18	(1.89)	14,538	0.69		3.17		14
07/31/22@	13.18	0.20	(1.15)	(0.95)	—	—	—	—	12.23	(7.21)	12,342	0.70	†	3.29	†	30

SA Federated Hermes Corporate Bond Portfolio — Class 3
01/31/18	13.31	0.51	0.15	0.66	(0.59)	—	(0.06)	(0.65)	13.32	5.01	904,313	0.79		3.76		17
01/31/19	13.32	0.51	(0.48)	0.03	(0.54)	—	(0.10)	(0.64)	12.71	0.34	773,634	0.80		3.90		11
01/31/20	12.71	0.50	1.17	1.67	(0.69)	—	—	(0.69)	13.69	13.33	864,347	0.80		3.72		13
01/31/21	13.69	0.46	0.37	0.83	(0.54)	—	(0.20)	(0.74)	13.78	6.08	933,036	0.80		3.38		22
01/31/22	13.78	0.41	(0.68)	(0.27)	(0.40)	—	(0.04)	(0.44)	13.07	(2.01)	1,058,966	0.79		3.06		14
07/31/22@	13.07	0.19	(1.14)	(0.95)	—	—	—	—	12.12	(7.27)	910,886	0.80	†	3.19	†	30

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20	01/21	01/22	07/22@+
SA Emerging Markets Equity Index Class 1	0.28%	0.25%	0.10%	0.10%	0.22%
SA Emerging Markets Equity Index Class 3	0.45	0.24	0.09	0.12	0.22

See Notes to Financial Statements

522

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Fidelity Institutional AM® International Growth Portfolio — Class 1
05/01/19#-01/31/20	$15.00	$0.06	$1.69	$1.75	$(0.06)	$—	$(0.02)	$(0.08)	$16.67	11.68%	$313,927	0.88	%†(2)	0.56	%†(2)	90%
01/31/21	16.67	0.06	3.55	3.61	(0.06)	—	(0.57)	(0.63)	19.65	21.78	346,993	0.88	(1)(2)	0.34	(1)(2)	156
01/31/22	19.65	0.01	0.36	0.37	(0.01)	—	(1.53)	(1.54)	18.48	0.89	320,077	0.87	(1)(2)	0.04	(1)(2)	146
07/31/22@	18.48	0.05	(2.21)	(2.16)	—	—	—	—	16.32	(11.69)	259,561	0.88	†(1)(2)	0.55	†(1)(2)	54

SA Fidelity Institutional AM® International Growth Portfolio — Class 3
05/01/19#-01/31/20	15.00	0.01	1.73	1.74	(0.05)	—	(0.02)	(0.07)	16.67	11.59	1,346	1.13	†(2)	0.11	†(2)	90
01/31/21	16.67	0.00	3.55	3.55	(0.03)	—	(0.57)	(0.60)	19.62	21.44	3,959	1.13	(1)(2)	0.00	(1)(2)	156
01/31/22	19.62	(0.06)	0.38	0.32	—	—	(1.53)	(1.53)	18.41	0.66	10,010	1.12	(1)(2)	(0.30	)(1)(2)	146
07/31/22@	18.41	0.03	(2.20)	(2.17)	—	—	—	—	16.24	(11.79)	10,391	1.13	†(1)(2)	0.31	†(1)(2)	54

SA Fidelity Institutional AM® Real Estate Portfolio — Class 1
01/31/18	15.04	0.28	0.03	0.31	(0.45)	—	(2.12)	(2.57)	12.78	1.71	84,195	0.81	(1)	1.81	(1)	47
01/31/19	12.78	0.27	0.80	1.07	(0.33)	—	(0.91)	(1.24)	12.61	8.66	81,478	0.82	(1)	2.14	(1)	53
01/31/20	12.61	0.25	1.64	1.89	(0.32)	—	(0.04)	(0.36)	14.14	15.10	88,455	0.83	(1)	1.86	(1)	47
01/31/21	14.14	0.22	(0.74)	(0.52)	(0.25)	—	(0.57)	(0.82)	12.80	(3.60)	101,995	0.82	(1)	1.78	(1)	46
01/31/22	12.80	0.15	3.60	3.75	(0.23)	—	—	(0.23)	16.32	29.24	119,157	0.82	(1)	0.93	(1)	28
07/31/22@	16.32	0.17	(1.35)	(1.18)	—	—	—	—	15.14	(7.23)	138,508	0.82	†(1)	2.24	†(1)	26

SA Fidelity Institutional AM® Real Estate Portfolio — Class 2
01/31/18	15.00	0.25	0.03	0.28	(0.42)	—	(2.12)	(2.54)	12.74	1.51	5,208	0.96	(1)	1.66	(1)	47
01/31/19	12.74	0.25	0.80	1.05	(0.30)	—	(0.91)	(1.21)	12.58	8.57	4,777	0.97	(1)	1.99	(1)	53
01/31/20	12.58	0.23	1.63	1.86	(0.30)	—	(0.04)	(0.34)	14.10	14.88	4,677	0.98	(1)	1.71	(1)	47
01/31/21	14.10	0.20	(0.73)	(0.53)	(0.23)	—	(0.57)	(0.80)	12.77	(3.70)	4,061	0.97	(1)	1.60	(1)	46
01/31/22	12.77	0.13	3.59	3.72	(0.21)	—	—	(0.21)	16.28	29.07	4,283	0.97	(1)	0.80	(1)	28
07/31/22@	16.28	0.15	(1.35)	(1.20)	—	—	—	—	15.08	(7.37)	3,668	0.97	†(1)	1.94	†(1)	26

SA Fidelity Institutional AM® Real Estate Portfolio — Class 3
01/31/18	14.91	0.23	0.04	0.27	(0.41)	—	(2.12)	(2.53)	12.65	1.44	202,667	1.06	(1)	1.56	(1)	47
01/31/19	12.65	0.24	0.79	1.03	(0.29)	—	(0.91)	(1.20)	12.48	8.43	184,382	1.07	(1)	1.89	(1)	53
01/31/20	12.48	0.22	1.62	1.84	(0.28)	—	(0.04)	(0.32)	14.00	14.85	180,473	1.08	(1)	1.61	(1)	47
01/31/21	14.00	0.18	(0.73)	(0.55)	(0.22)	—	(0.57)	(0.79)	12.66	(3.89)	173,750	1.07	(1)	1.49	(1)	46
01/31/22	12.66	0.11	3.57	3.68	(0.20)	—	—	(0.20)	16.14	28.99	178,847	1.07	(1)	0.72	(1)	28
07/31/22@	16.14	0.14	(1.33)	(1.19)	—	—	—	—	14.95	(7.37)	166,851	1.07	†(1)	1.85	†(1)	26

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22	07/22@+
SA Fidelity Institutional AM® International Growth Class 1	—%	—%	—%	0.00%	0.02%	0.00%
SA Fidelity Institutional AM® International Growth Class 3	—	—	—	0.00	0.02	0.00
SA Fidelity Institutional AM® Real Estate Class 1	0.01	0.01	0.01	0.00	0.00	0.00
SA Fidelity Institutional AM® Real Estate Class 2	0.01	0.01	0.01	0.00	0.00	0.00
SA Fidelity Institutional AM® Real Estate Class 3	0.01	0.01	0.01	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/20†	01/21(1)	01/22(1)	07/22@+(1)
SA Fidelity Institutional AM® International Growth Class 1	0.05%	(0.02)%	(0.00)%	0.00%
SA Fidelity Institutional AM® International Growth Class 3	0.16	(0.03)	(0.00)	0.00

See Notes to Financial Statements

523

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Fixed Income Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.20	$(0.05)	$0.15	$—	$—	$—	$—	$10.15	1.50%	$303,097	0.34	%†	2.03	%†	19%
01/31/19	10.15	0.23	(0.07)	0.16	(0.33)	—	—	(0.33)	9.98	1.66 (2)	413,644	0.34		2.35		12
01/31/20	9.98	0.25	0.78	1.03	(0.02)	—	—	(0.02)	10.99	10.34	508,954	0.34		2.37		24
01/31/21	10.99	0.24	0.33	0.57	(0.24)	—	(0.04)	(0.28)	11.28	5.18	518,860	0.34		2.06		22
01/31/22	11.28	0.21	(0.56)	(0.35)	(0.23)	—	(0.13)	(0.36)	10.57	(3.13)	481,451	0.34		1.88		16
07/31/22@	10.57	0.10	(0.72)	(0.62)	—	—	—	—	9.95	(5.87)	452,431	0.34	†	2.08	†	13

SA Fixed Income Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	(0.04)	0.12	—	—	—	—	10.12	1.20	1,474	0.59	†	1.79	†	19
01/31/19	10.12	0.20	(0.06)	0.14	(0.29)	—	—	(0.29)	9.97	1.41 (2)	9,569	0.59		2.12		12
01/31/20	9.97	0.21	0.80	1.01	(0.02)	—	—	(0.02)	10.96	10.12	28,244	0.59		2.10		24
01/31/21	10.96	0.20	0.34	0.54	(0.23)	—	(0.04)	(0.27)	11.23	4.93	63,869	0.59		1.79		22
01/31/22	11.23	0.18	(0.55)	(0.37)	(0.22)	—	(0.13)	(0.35)	10.51	(3.38)	79,032	0.59		1.63		16
07/31/22@	10.51	0.09	(0.72)	(0.63)	—	—	—	—	9.88	(5.99)	73,552	0.59	†	1.83	†	13

SA Fixed Income Intermediate Index Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.05	(0.19)	(0.14)	—	—	—	—	9.86	(1.40)	238,098	0.34	†	1.58	†	8
01/31/19	9.86	0.20	0.03	0.23	(0.23)	—	—	(0.23)	9.86	2.32	275,675	0.34		2.01		23
01/31/20	9.86	0.21	0.46	0.67	(0.02)	—	—	(0.02)	10.51	6.77	355,130	0.34		2.07		24
01/31/21	10.51	0.19	0.28	0.47	(0.20)	—	—	(0.20)	10.78	4.48	369,686	0.34		1.77		16
01/31/22	10.78	0.15	(0.42)	(0.27)	(0.14)	—	(0.01)	(0.15)	10.36	(2.51)	479,748	0.34		1.38		16
07/31/22@	10.36	0.08	(0.43)	(0.35)	—	—	—	—	10.01	(3.38)	479,572	0.34	†	1.52	†	7

SA Fixed Income Intermediate Index Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.04	(0.18)	(0.14)	—	—	—	—	9.86	(1.40)	1,412	0.59	†	1.37	†	8
01/31/19	9.86	0.17	0.03	0.20	(0.20)	—	—	(0.20)	9.86	2.03	10,426	0.59		1.80		23
01/31/20	9.86	0.18	0.46	0.64	(0.01)	—	—	(0.01)	10.49	6.54	21,526	0.59		1.81		24
01/31/21	10.49	0.16	0.28	0.44	(0.19)	—	—	(0.19)	10.74	4.18	32,017	0.59		1.51		16
01/31/22	10.74	0.12	(0.43)	(0.31)	(0.11)	—	(0.01)	(0.12)	10.31	(2.83)	39,760	0.59		1.13		16
07/31/22@	10.31	0.06	(0.41)	(0.35)	—	—	—	—	9.96	(3.39)	37,295	0.59	†	1.27	†	7

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	01/21	01/22	07/22@+
SA Fixed Income Index Class 1	0.03%	0.04%	0.03%	0.02%	0.01%	0.01%
SA Fixed Income Index Class 3	0.10	0.04	0.03	0.01	0.01	0.01
SA Fixed Income Intermediate Index Class 1	0.09	0.05	0.04	0.02	0.01	0.02
SA Fixed Income Intermediate Index Class 3	0.75	0.06	0.04	0.02	0.01	0.02

(2)	The Portfolio’s performance figure was increased by less than 0.01% from payment by an affiliate.

See Notes to Financial Statements

524

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover

SA Franklin BW U.S. Large Cap Value Portfolio — Class 1
01/31/18	$19.84	$0.36	$4.62	$4.98		$(0.40)	$—	$(0.77)	$(1.17)	$23.65	25.65%	$977,480	0.70%		1.66%		47%
01/31/19	23.65	0.40	(1.79)	(1.39	)(3)	(0.40)	—	(1.93)	(2.33)	19.93	(6.30)	823,084	0.70		1.82		48	(4)
01/31/20	19.93	0.43	2.11	2.54		(0.46)	—	(1.88)	(2.34)	20.13	12.66	863,626	0.70		2.05		49
01/31/21	20.13	0.39	0.01	0.40		(0.40)	—	(1.15)	(1.55)	18.98	2.46	909,235	0.70		2.16		79
01/31/22	18.98	0.35	5.16	5.51		(0.43)	—	(0.16)	(0.59)	23.90	28.99	993,576	0.70		1.53		58
07/31/22@	23.90	0.23	(1.41)	(1.18)		—	—	—	—	22.72	(4.94)	868,763	0.69	†	1.98	†	24

SA Franklin BW U.S. Large Cap Value Portfolio — Class 2
01/31/18	19.84	0.32	4.62	4.94		(0.36)	—	(0.77)	(1.13)	23.65	25.46	53,260	0.85		1.50		47
01/31/19	23.65	0.37	(1.80)	(1.43	)(3)	(0.36)	—	(1.93)	(2.29)	19.93	(6.46)	44,027	0.85		1.67		48	(4)
01/31/20	19.93	0.40	2.11	2.51		(0.42)	—	(1.88)	(2.30)	20.14	12.53	43,056	0.85		1.90		49
01/31/21	20.14	0.36	0.02	0.38		(0.37)	—	(1.15)	(1.52)	19.00	2.34	40,366	0.85		2.02		79
01/31/22	19.00	0.32	5.15	5.47		(0.40)	—	(0.16)	(0.56)	23.91	28.75	45,417	0.85		1.38		58
07/31/22@	23.91	0.21	(1.41)	(1.20)		—	—	—	—	22.71	(5.02)	40,110	0.84	†	1.83	†	24

SA Franklin BW U.S. Large Cap Value Portfolio — Class 3
01/31/18	19.74	0.30	4.59	4.89		(0.34)	—	(0.77)	(1.11)	23.52	25.33	570,935	0.95		1.40		47
01/31/19	23.52	0.34	(1.78)	(1.44	)(3)	(0.33)	—	(1.93)	(2.26)	19.82	(6.52)	489,891	0.95		1.57		48	(4)
01/31/20	19.82	0.38	2.09	2.47		(0.40)	—	(1.88)	(2.28)	20.01	12.38	466,528	0.95		1.80		49
01/31/21	20.01	0.34	0.01	0.35		(0.35)	—	(1.15)	(1.50)	18.86	2.20	471,406	0.95		1.92		79
01/31/22	18.86	0.30	5.11	5.41		(0.38)	—	(0.16)	(0.54)	23.73	28.65	511,607	0.95		1.28		58
07/31/22@	23.73	0.20	(1.40)	(1.20)		—	—	—	—	22.53	(5.06)	446,860	0.94	†	1.73	†	24

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22	07/22@+
SA Franklin BW U.S. Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Franklin BW U.S. Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Franklin BW U.S. Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)	01/21(1)	01/22(1)	07/22@+(1)
SA Franklin BW U.S. Large Cap Value Class 1	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
SA Franklin BW U.S. Large Cap Value Class 2	0.05	0.05	0.05	0.05	0.05	0.05
SA Franklin BW U.S. Large Cap Value Class 3	0.05	0.05	0.05	0.05	0.05	0.05

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

525

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Franklin Small Company Value Portfolio — Class 1
01/31/18	$24.76	$0.24	$2.22	$2.46	$(0.16)	$—	$(3.15)	$(3.31)	$23.91	10.66%	$149,189	0.99	%(1)	0.96	%(1)	31%
01/31/19	23.91	0.19	(1.36)	(1.17)	(0.24)	—	(3.28)	(3.52)	19.22	(5.24)	133,394	0.97	(1)	0.84	(1)	57
01/31/20	19.22	0.24	1.84	2.08	(0.20)	—	(3.03)	(3.23)	18.07	10.42	134,974	0.98	(1)	1.21	(1)	48
01/31/21	18.07	0.22	1.68	1.90	(0.21)	—	(0.91)	(1.12)	18.85	11.24	155,162	0.97	(1)	1.36	(1)	77
01/31/22	18.85	0.13	3.69	3.82	(0.25)	—	(1.21)	(1.46)	21.21	19.85	143,267	0.96	(1)	0.60	(1)	50
07/31/22@	21.21	0.05	(1.53)	(1.48)	—	—	—	—	19.73	(6.98)	123,024	0.97	†(1)	0.45	†(1)	24

SA Franklin Small Company Value Portfolio — Class 3
01/31/18	24.55	0.15	2.23	2.38	(0.10)	—	(3.15)	(3.25)	23.68	10.38	223,129	1.24	(1)	0.63	(1)	31
01/31/19	23.68	0.13	(1.33)	(1.20)	(0.17)	—	(3.28)	(3.45)	19.03	(5.39)	194,190	1.21	(1)	0.59	(1)	57
01/31/20	19.03	0.19	1.83	2.02	(0.15)	—	(3.03)	(3.18)	17.87	10.18	183,707	1.23	(1)	0.97	(1)	48
01/31/21	17.87	0.17	1.66	1.83	(0.17)	—	(0.91)	(1.08)	18.62	10.92	196,232	1.22	(1)	1.09	(1)	77
01/31/22	18.62	0.08	3.63	3.71	(0.20)	—	(1.21)	(1.41)	20.92	19.54	212,477	1.21	(1)	0.36	(1)	50
07/31/22@	20.92	0.02	(1.50)	(1.48)	—	—	—	—	19.44	(7.07)	192,669	1.22	†(1)	0.20	†(1)	24

SA Franklin Systematic U.S. Large Cap Core Portfolio # # — Class 1
10/07/19#-01/31/20	15.00	0.08	0.98	1.06	(0.06)	—	—	(0.06)	16.00	7.06	129,702	0.70	†(1)	1.69	†(1)	12
01/31/21	16.00	0.26	1.28	1.54	(0.26)	—	(0.14)	(0.40)	17.14	9.60	148,051	0.67	(1)(2)	1.62	(1)(2)	32
01/31/22	17.14	0.27	3.31	3.58	(0.01)	—	—	(0.01)	20.71	20.90	156,026	0.57	(2)	1.34	(2)	32
07/31/22@	20.71	0.17	(0.61)	(0.44)	—	—	—	—	20.27	(2.12)	142,648	0.57	†	1.72	†	58

SA Franklin Systematic U.S. Large Cap Core Portfolio # # — Class 3
10/07/19#-01/31/20	15.00	0.05	0.99	1.04	(0.05)	—	—	(0.05)	15.99	6.95	316	0.95	†(1)	1.10	†(1)	12
01/31/21	15.99	0.19	1.29	1.48	(0.23)	—	(0.14)	(0.37)	17.10	9.27	2,284	0.93	(1)(2)	1.25	(1)(2)	32
01/31/22	17.10	0.21	3.33	3.54	—	—	—	—	20.64	20.70	5,840	0.82	(2)	1.07	(2)	32
07/31/22@	20.64	0.14	(0.61)	(0.47)	—	—	—	—	20.17	(2.28)	6,540	0.82	†	1.47	†	58

# #	See Note 1
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18	01/19	01/20	01/21(2)	01/22(2)	07/22+@(2)
SA Franklin Small Company Value Class 1	0.01%	0.05%	0.05%	0.05%	0.05%	0.05%
SA Franklin Small Company Value Class 3	0.01	0.05	0.05	0.05	0.05	0.05
SA Franklin Systematic U.S. Large Cap Core Class 1	—	—	0.02	(0.01)	—	—
SA Franklin Systematic U.S. Large Cap Core Class 1	—	—	0.00	(0.00)	—	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/21	01/22
SA Franklin Systematic U.S. Large Cap Core Class 1	0.00	0.00
SA Franklin Systematic U.S. Large Cap Core Class 1	0.00	0.00

See Notes to Financial Statements

526

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1
01/31/18	13.66	0.34	2.70	3.04	(0.35)	—	(1.21)	(1.56)	15.14	23.41		192,395	0.64		2.37		56
01/31/19	15.14	0.34	(0.02)	0.32	(0.37)	—	(1.76)	(2.13)	13.33	1.89		184,706	0.64		2.40		75
01/31/20	13.33	0.35	1.40	1.75	(0.38)	—	(0.92)	(1.30)	13.78	13.01		184,213	0.65		2.46		68
01/31/21	13.78	0.35	1.21	1.56	(0.32)	—	(1.77)	(2.09)	13.25	11.91		210,465	0.64		2.73		80
01/31/22	13.25	0.25	2.27	2.52	(0.35)	—	(0.94)	(1.29)	14.48	18.78		190,080	0.66		1.65		166
07/31/22@	14.48	0.11	(0.76)	(0.65)	—	—	—	—	13.83	(4.49)		166,547	0.64	†	1.62	†	60

SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 2
01/31/18	13.63	0.32	2.70	3.02	(0.33)	—	(1.21)	(1.54)	15.11	23.28		7,666	0.79		2.22		56
01/31/19	15.11	0.32	(0.02)	0.30	(0.35)	—	(1.76)	(2.11)	13.30	1.72		6,109	0.79		2.25		75
01/31/20	13.30	0.33	1.40	1.73	(0.36)	—	(0.92)	(1.28)	13.75	12.85		5,552	0.80		2.31		68
01/31/21	13.75	0.33	1.20	1.53	(0.29)	—	(1.77)	(2.06)	13.22	11.74		5,359	0.79		2.59		80
01/31/22	13.22	0.22	2.27	2.49	(0.33)	—	(0.94)	(1.27)	14.44	18.59		5,669	0.82		1.47		166
07/31/22@	14.44	0.10	(0.75)	(0.65)	—	—	—	—	13.79	(4.50)		5,063	0.79	†	1.47	†	60

SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 3
01/31/18	13.54	0.30	2.69	2.99	(0.32)	—	(1.21)	(1.53)	15.00	23.20		177,980	0.89		2.12		56
01/31/19	15.00	0.30	(0.02)	0.28	(0.33)	—	(1.76)	(2.09)	13.19	1.64		156,440	0.89		2.15		75
01/31/20	13.19	0.31	1.38	1.69	(0.34)	—	(0.92)	(1.26)	13.62	12.72		169,757	0.90		2.21		68
01/31/21	13.62	0.31	1.19	1.50	(0.29)	—	(1.77)	(2.06)	13.06	11.58		201,091	0.89		2.47		80
01/31/22	13.06	0.20	2.26	2.46	(0.33)	—	(0.94)	(1.27)	14.25	18.54		239,036	0.92		1.35		166
07/31/22@	14.25	0.09	(0.74)	(0.65)	—	—	—	—	13.60	(4.56)		216,006	0.89	†	1.37	†	60

SA Franklin Tactical Opportunities Portfolio — Class 1
10/06/17#-01/31/18	$10.00	$0.03	$0.61	$0.64	$(0.04)	$—	$—	$(0.04)	$10.60	6.38	%(3)	$133	0.81	%†(1)(2)	0.93	%†(1)(2)	5%
01/31/19	10.60	0.18	(0.54)	(0.36)	(0.14)	(0.02)	(0.02)	(0.18)	10.06	(3.38)		133	0.81	(1)(2)	1.80	(1)(2)	45
01/31/20	10.06	0.20	0.98	1.18	(0.17)	—	(0.02)	(0.19)	11.05	11.75		148	0.81	(1)(2)	1.88	(1)(2)	42
01/31/21	11.05	0.15	0.69	0.84	(0.15)	—	(0.04)	(0.19)	11.70	7.65		159	0.81	(1)(2)	1.38	(1)(2)	61
01/31/22	11.70	0.13	1.41	1.54	(0.15)	—	(0.82)	(0.97)	12.27	12.95		183	0.81	(1)(2)	1.05	(1)(2)	46
07/31/22@	12.27	0.08	(1.06)	(0.98)	—	—	—	—	11.29	(7.99)		194	0.81	†(1)(2)	1.49	†(1)(2)	21

SA Franklin Tactical Opportunities Portfolio — Class 3
10/06/17#-01/31/18	10.00	0.02	0.61	0.63	(0.03)	—	—	(0.03)	10.60	6.33	(3)	14,410	1.06	†(1)(2)	0.69	†(1)(2)	5
01/31/19	10.60	0.15	(0.54)	(0.39)	(0.11)	(0.02)	(0.02)	(0.15)	10.06	(3.63)		34,311	1.06	(1)(2)	1.52	(1)(2)	45
01/31/20	10.06	0.17	0.98	1.15	(0.15)	—	(0.02)	(0.17)	11.04	11.43		55,730	1.06	(1)(2)	1.58	(1)(2)	42
01/31/21	11.04	0.12	0.70	0.82	(0.13)	—	(0.04)	(0.17)	11.69	7.45		70,795	1.06	(1)(2)	1.11	(1)(2)	61
01/31/22	11.69	0.10	1.40	1.50	(0.12)	—	(0.82)	(0.94)	12.25	12.62		78,964	1.06	(1)(2)	0.80	(1)(2)	46
07/31/22@	12.25	0.07	(1.06)	(0.99)	—	—	—	—	11.26	(8.08)		76,485	1.06	†(1)(2)	1.25	†(1)(2)	21

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(2)	01/19(2)	01/20(2)	01/21(2)	01/22(2)	07/22+@(2)
SA Franklin Tactical Opportunities Class 1	3.00%	1.03%	0.31%	0.16%	0.11%	0.09%
SA Franklin Tactical Opportunities Class 3	3.01	0.93	0.32	0.16	0.11	0.09

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18†	01/19	01/20	01/21	01/22	07/22+@
SA Franklin Tactical Opportunities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Franklin Tactical Opportunities Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(3)	The Portfolio’s performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

527

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Global Index Allocation 60/40 Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.25	$(0.39)	$(0.14)	$(0.44)	$—	$(0.00)	$(0.44)	$14.42	(0.73)%	$99	0.18	%†	2.35	%†	24%
01/31/20	14.42	(0.01)	1.73	1.72	—	—	(0.04)	(0.04)	16.10	11.95	111	0.18		(0.08)		19
01/31/21	16.10	0.44	1.40	1.84	(0.27)	—	(0.18)	(0.45)	17.49	11.48	247	0.18		2.81		18
01/31/22	17.49	0.22	0.93	1.15	(0.31)	—	(0.50)	(0.81)	17.83	6.44	96	0.18		1.15		13
07/31/22@	17.83	(0.01)	(1.37)	(1.38)	—	—	—	—	16.45	(7.74)	90	0.18	†	(0.18	)†	5

SA Global Index Allocation 60/40 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.68)	(0.17)	(0.39)	—	(0.00)	(0.39)	14.44	(0.94)	16,244	0.43	†	5.14	†	24
01/31/20	14.44	(0.04)	1.72	1.68	—	—	(0.04)	(0.04)	16.08	11.66	41,422	0.43		(0.30)		19
01/31/21	16.08	0.27	1.53	1.80	(0.24)	—	(0.18)	(0.42)	17.46	11.24	68,258	0.43		1.69		18
01/31/22	17.46	0.19	0.91	1.10	(0.24)	—	(0.50)	(0.74)	17.82	6.19	86,414	0.43		1.03		13
07/31/22@	17.82	(0.04)	(1.37)	(1.41)	—	—	—	—	16.41	(7.91)	83,103	0.43	†	(0.43	)†	5

SA Global Index Allocation 75/25 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.33	(0.62)	(0.29)	(0.42)	—	(0.01)	(0.43)	14.28	(1.72)	114	0.18	†	2.97	†	24
01/31/20	14.28	(0.01)	1.79	1.78	—	—	(0.06)	(0.06)	16.00	12.48	175	0.18		(0.09)		17
01/31/21	16.00	0.28	1.82	2.10	(0.25)	—	(0.15)	(0.40)	17.70	13.13	233	0.18		1.76		19
01/31/22	17.70	0.24	1.26	1.50	(0.31)	—	(0.37)	(0.68)	18.52	8.36	114	0.18		1.26		9
07/31/22@	18.52	(0.02)	(1.57)	(1.59)	—	—	—	—	16.93	(8.59)	106	0.18	†	(0.18	)†	4

SA Global Index Allocation 75/25 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.81)	(0.30)	(0.38)	—	(0.01)	(0.39)	14.31	(1.86)	21,080	0.43	†	5.20	†	24
01/31/20	14.31	(0.05)	1.79	1.74	—	—	(0.06)	(0.06)	15.99	12.17	40,319	0.43		(0.32)		17
01/31/21	15.99	0.24	1.81	2.05	(0.22)	—	(0.15)	(0.37)	17.67	12.82	59,391	0.43		1.53		19
01/31/22	17.67	0.19	1.27	1.46	(0.25)	—	(0.37)	(0.62)	18.51	8.13	84,832	0.43		1.01		9
07/31/22@	18.51	(0.04)	(1.57)	(1.61)	—	—	—	—	16.90	(8.70)	80,170	0.43	†	(0.43	)†	4

SA Global Index Allocation 90/10 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.77)	(0.47)	(0.42)	—	(0.00)	(0.42)	14.11	(2.87)	114	0.18	†	2.73	†	11
01/31/20	14.11	(0.01)	1.84	1.83	—	(0.04)	(0.10)	(0.14)	15.80	13.00	781	0.18		(0.07)		12
01/31/21	15.80	0.30	1.88	2.18	—	—	—	—	17.98	13.80	2,874	0.18		1.99		19
01/31/22	17.98	0.24	1.71	1.95	(0.21)	—	(0.20)	(0.41)	19.52	10.75	4,050	0.14		1.23		5
07/31/22@	19.52	(0.01)	(1.80)	(1.81)	—	—	—	—	17.71	(9.27)	3,720	0.13	†	(0.13	)†	4

SA Global Index Allocation 90/10 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.44	(0.93)	(0.49)	(0.37)	—	(0.00)	(0.37)	14.14	(3.01)	73,727	0.43	†	4.53	†	11
01/31/20	14.14	(0.05)	1.84	1.79	—	(0.04)	(0.10)	(0.14)	15.79	12.69	152,486	0.43		(0.35)		12
01/31/21	15.79	0.23	1.90	2.13	—	—	—	—	17.92	13.49	208,445	0.43		1.47		19
01/31/22	17.92	0.18	1.71	1.89	(0.18)	—	(0.20)	(0.38)	19.43	10.46	309,369	0.39		0.94		5
07/31/22@	19.43	(0.03)	(1.79)	(1.82)	—	—	—	—	17.61	(9.37)	294,648	0.38	†	(0.38	)†	4

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20	01/21	01/22	07/22@+
SA Global Index Allocation 60/40 Class 1	1.96%	0.23%	0.08%	0.01%	0.01%
SA Global Index Allocation 60/40 Class 3	0.98	0.23	0.08	0.03	0.01
SA Global Index Allocation 75/25 Class 1	2.08	0.21	0.10	0.02	0.01
SA Global Index Allocation 75/25 Class 3	0.80	0.21	0.10	0.03	0.02
SA Global Index Allocation 90/10 Class 1	0.74	0.01	(0.02)	(0.01)	—
SA Global Index Allocation 90/10 Class 3	0.17	0.01	(0.02)	(0.01)	—

See Notes to Financial Statements

528

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Goldman Sachs Global Bond Portfolio — Class 1
01/31/18	$10.92	$0.11	$0.70	$0.81	$(0.34)	$—	$—	$(0.34)	$11.39	7.53%	$133,158	0.71%		0.93%		125%
01/31/19	11.39	0.09	(0.37)	(0.28)	(0.43)	—	—	(0.43)	10.68	(2.27)	118,671	0.75		0.87		135
01/31/20	10.68	0.12	0.61	0.73	—	—	—	—	11.41	6.84	101,220	0.73		1.11		288
01/31/21	11.41	0.10	0.85	0.95	(0.07)	—	—	(0.07)	12.29	8.38	90,255	0.77		0.84		396
01/31/22	12.29	0.07	(1.05)	(0.98)	(0.30)	—	—	(0.30)	11.01	(8.04)	87,817	0.72		0.57		417
07/31/22@	11.01	0.04	(1.40)	(1.36)	—	—	—	—	9.65	(12.35)	71,822	0.79	†	0.89	†	227

SA Goldman Sachs Global Bond Portfolio — Class 2
01/31/18	10.82	0.09	0.69	0.78	(0.32)	—	—	(0.32)	11.28	7.31	6,084	0.86		0.78		125
01/31/19	11.28	0.08	(0.37)	(0.29)	(0.41)	—	—	(0.41)	10.58	(2.37)	5,336	0.90		0.72		135
01/31/20	10.58	0.10	0.61	0.71	—	—	—	—	11.29	6.71	5,016	0.88		0.95		288
01/31/21	11.29	0.08	0.84	0.92	(0.05)	—	—	(0.05)	12.16	8.20	4,762	0.92		0.68		396
01/31/22	12.16	0.05	(1.03)	(0.98)	(0.28)	—	—	(0.28)	10.90	(8.13)	3,938	0.87		0.42		417
07/31/22@	10.90	0.04	(1.39)	(1.35)	—	—	—	—	9.55	(12.39)	3,256	0.94	†	0.74	†	227

SA Goldman Sachs Global Bond Portfolio — Class 3
01/31/18	10.72	0.07	0.69	0.76	(0.31)	—	—	(0.31)	11.17	7.23	315,873	0.96		0.68		125
01/31/19	11.17	0.07	(0.37)	(0.30)	(0.40)	—	—	(0.40)	10.47	(2.48)	269,700	1.00		0.62		135
01/31/20	10.47	0.09	0.60	0.69	—	—	—	—	11.16	6.59	289,824	0.98		0.85		288
01/31/21	11.16	0.07	0.84	0.91	(0.05)	—	—	(0.05)	12.02	8.12	302,737	1.02		0.58		396
01/31/22	12.02	0.04	(1.03)	(0.99)	(0.27)	—	—	(0.27)	10.76	(8.26)	305,711	0.97		0.32		417
0/31/22@	10.76	0.03	(1.37)	(1.34)	—	—	—	—	9.42	(12.45)	252,817	1.04	†	0.64	†	227

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.02	0.60	0.62	(0.03)	—	(0.03)	(0.06)	10.56	6.23	108	0.81	†(1)	0.64	†(1)	46
01/31/19	10.56	0.10	(0.60)	(0.50)	(0.12)	—	(0.10)	(0.22)	9.84	(4.60)	108	0.81	(1)	0.96	(1)	167
01/31/20	9.84	0.13	0.92	1.05	(0.22)	—	(0.04)	(0.26)	10.63	10.69	119	0.81	(1)	1.23	(1)	146
01/31/21	10.63	0.05	1.16	1.21	(0.04)	—	(0.12)	(0.16)	11.68	11.40	132	0.81	(1)	0.42	(1)	164
01/31/22	11.68	0.07	1.23	1.30	(0.05)	—	(1.88)	(1.93)	11.05	10.71	146	0.81	(1)	0.57	(1)	163
07/31/22@	11.05	0.07	(1.01)	(0.94)	—	—	—	—	10.11	(8.51)	133	0.81	†(1)	1.30	†(1)	57

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.60	0.61	(0.02)	—	(0.03)	(0.05)	10.56	6.17	11,601	1.06	†(1)	0.41	†(1)	46
01/31/19	10.56	0.07	(0.59)	(0.52)	(0.10)	—	(0.10)	(0.20)	9.84	(4.86)	21,985	1.06	(1)	0.72	(1)	167
01/31/20	9.84	0.09	0.93	1.02	(0.20)	—	(0.04)	(0.24)	10.62	10.36	33,620	1.06	(1)	0.93	(1)	146
01/31/21	10.62	0.02	1.16	1.18	(0.02)	—	(0.12)	(0.14)	11.66	11.11	41,712	1.06	(1)	0.16	(1)	164
01/31/22	11.66	0.04	1.23	1.27	(0.03)	—	(1.88)	(1.91)	11.02	10.43	38,343	1.06	(1)	0.34	(1)	163
07/31/22@	11.02	0.05	(1.00)	(0.95)	—	—	—	—	10.07	(8.62)	37,214	1.06	†(1)	1.05	†(1)	57

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	01/21	01/22	07/22@+
SA Goldman Sachs Multi-Asset Insights Class 1	2.09%	0.61%	0.28%	0.35%	0.17%	0.24%
SA Goldman Sachs Multi-Asset Insights Class 3	2.10	0.56	0.29	0.36	0.17	0.24

See Notes to Financial Statements

529

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Index Allocation 60/40 Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.07	$1.40	$1.47	$(0.10)	$—	$(0.08)	$(0.18)	$11.29	14.73%	$152	0.18	%†(1)	0.63	%†(1)	36%
01/31/19	11.29	0.23	(0.53)	(0.30)	(0.36)	—	(0.06)	(0.42)	10.57	(2.36)	148	0.18	(1)	2.13	(1)	20
01/31/20	10.57	(0.01)	1.48	1.47	—	—	(0.08)	(0.08)	11.96	13.97	167	0.18	(1)	(0.09	)(1)	16
01/31/21	11.96	0.41	1.14	1.55	(0.19)	—	(0.21)	(0.40)	13.11	12.98	398	0.18	(1)	3.21	(1)	18
01/31/22	13.11	0.30	0.91	1.21	(0.04)	—	(0.15)	(0.19)	14.13	9.12	738	0.15	(1)	2.16	(1)	12
07/31/22@	14.13	(0.01)	(0.94)	(0.95)	—	—	—	—	13.18	(6.72)	328	0.14	†	(0.14	)†	3

SA Index Allocation 60/40 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.09	1.36	1.45	(0.08)	—	(0.08)	(0.16)	11.29	14.49	34,950	0.43	†(1)	0.94	†(1)	36
01/31/19	11.29	0.32	(0.65)	(0.33)	(0.31)	—	(0.06)	(0.37)	10.59	(2.64)	81,977	0.43	(1)	3.00	(1)	20
01/31/20	10.59	(0.04)	1.48	1.44	—	—	(0.08)	(0.08)	11.95	13.66	143,258	0.43	(1)	(0.31	)(1)	16
01/31/21	11.95	0.17	1.34	1.51	(0.16)	—	(0.21)	(0.37)	13.09	12.69	192,400	0.43	(1)	1.43	(1)	18
01/31/22	13.09	0.14	1.04	1.18	(0.01)	—	(0.15)	(0.16)	14.11	8.95	239,442	0.40	(1)	1.02	(1)	12
07/31/22@	14.11	(0.03)	(0.95)	(0.98)	—	—	—	—	13.13	(6.95)	234,393	0.39	†	(0.39	)†	3

SA Index Allocation 80/20 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.07	1.85	1.92	(0.13)	—	(0.06)	(0.19)	11.73	19.32	119	0.18	†(1)	0.70	†(1)	23
01/31/19	11.73	0.46	(0.96)	(0.50)	(0.38)	—	(0.08)	(0.46)	10.77	(4.00)	1,099	0.18	(1)	4.40	(1)	16
01/31/20	10.77	(0.01)	1.65	1.64	—	—	(0.10)	(0.10)	12.31	15.28	1,797	0.16	(1)	(0.08	)(1)	13
01/31/21	12.31	0.20	1.61	1.81	—	—	(0.07)	(0.07)	14.05	14.74	2,361	0.13		1.61		14
01/31/22	14.05	0.12	1.76	1.88	(0.19)	—	(0.27)	(0.46)	15.47	13.25	2,240	0.13		0.78		8
07/31/22@	15.47	(0.01)	(1.14)	(1.15)	—	—	—	—	14.32	(7.43)	2,032	0.12	†	(0.12	)†	3

SA Index Allocation 80/20 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	1.73	1.89	(0.11)	—	(0.06)	(0.17)	11.72	18.97	79,690	0.43	†(1)	1.62	†(1)	23
01/31/19	11.72	0.31	(0.83)	(0.52)	(0.33)	—	(0.08)	(0.41)	10.79	(4.24)	166,667	0.43	(1)	2.81	(1)	16
01/31/20	10.79	(0.04)	1.66	1.62	—	—	(0.10)	(0.10)	12.31	15.06	266,559	0.41	(1)	(0.33	)(1)	13
01/31/21	12.31	0.17	1.60	1.77	—	—	(0.07)	(0.07)	14.01	14.41	353,994	0.38		1.37		14
01/31/22	14.01	0.15	1.70	1.85	(0.17)	—	(0.27)	(0.44)	15.42	13.03	457,921	0.38		0.95		8
07/31/22@	15.42	(0.03)	(1.14)	(1.17)	—	—	—	—	14.25	(7.59)	440,851	0.37	†	(0.37	)†	3

SA Index Allocation 90/10 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.15	2.02	2.17	(0.16)	—	(0.06)	(0.22)	11.95	21.78	268	0.18	†(1)	1.36	†(1)	18
01/31/19	11.95	0.33	(0.96)	(0.63)	(0.39)	—	(0.08)	(0.47)	10.85	(4.96)	1,737	0.13	(1)	3.09	(1)	14
01/31/20	10.85	(0.01)	1.75	1.74	—	—	(0.12)	(0.12)	12.47	16.04	2,645	0.13		(0.04)		12
01/31/21	12.47	0.21	1.67	1.88	—	—	(0.07)	(0.07)	14.28	15.07	4,493	0.12		1.72		15
01/31/22	14.28	0.19	2.01	2.20	(0.19)	—	(0.27)	(0.46)	16.02	15.23	6,573	0.11		1.19		6
07/31/22@	16.02	(0.01)	(1.27)	(1.28)	—	—	—	—	14.74	(7.99)	6,396	0.11	†	(0.11	)†	3

SA Index Allocation 90/10 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.19	1.95	2.14	(0.13)	—	(0.06)	(0.19)	11.95	21.53	222,233	0.43	†(1)	1.87	†(1)	18
01/31/19	11.95	0.31	(0.97)	(0.66)	(0.33)	—	(0.08)	(0.41)	10.88	(5.20)	457,590	0.39	(1)	2.83	(1)	14
01/31/20	10.88	(0.04)	1.75	1.71	—	—	(0.12)	(0.12)	12.47	15.72	702,768	0.38		(0.31)		12
01/31/21	12.47	0.17	1.68	1.85	—	—	(0.07)	(0.07)	14.25	14.83	923,121	0.37		1.37		15
01/31/22	14.25	0.15	2.01	2.16	(0.17)	—	(0.27)	(0.44)	15.97	14.94	1,219,687	0.36		0.94		6
07/31/22@	15.97	(0.03)	(1.26)	(1.29)	—	—	—	—	14.68	(8.08)	1,163,659	0.36	†	(0.36	)†	3

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	01/21	01/22
SA Index Allocation 60/40 Class 1	1.26%	0.03%	0.00%	(0.02)%	(0.00)%
SA Index Allocation 60/40 Class 3	0.39	0.02	0.01	(0.02)	(0.00)
SA Index Allocation 80/20 Class 1	1.18	(0.02)	(0.01)	—	—
SA Index Allocation 80/20 Class 3	0.13	(0.02)	(0.01)	—	—
SA Index Allocation 90/10 Class 1	0.46	(0.00)	—	—	—
SA Index Allocation 90/10 Class 3	0.01	(0.00)	—	—	—

See Notes to Financial Statements

530

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA International Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.24	$2.15	$2.39	$(0.23)	$—	$(0.03)	$(0.26)	$12.13	24.09%	$389,353	0.52	%†(1)	2.23	%†(1)	15%
01/31/19	12.13	0.26	(1.83)	(1.57)	(0.23)	—	(0.02)	(0.25)	10.31	(12.86)	404,611	0.52	(1)	2.36	(1)	8
01/31/20	10.31	0.27	0.84	1.11	(0.01)	—	—	(0.01)	11.41	10.78	522,664	0.51	(1)	2.44	(1)	12
01/31/21	11.41	0.19	0.83	1.02	(0.24)	—	—	(0.24)	12.19	9.08	631,310	0.51		1.77		9
01/31/22	12.19	0.28	0.67	0.95	(0.18)	—	(0.03)	(0.21)	12.93	7.73	741,330	0.48		2.14		8
07/31/22@	12.93	0.22	(1.73)	(1.51)	—	—	—	—	11.42	(11.68)	665,948	0.48	†	3.70	†	1

SA International Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.18	2.18	2.36	(0.21)	—	(0.03)	(0.24)	12.12	23.73	402	0.77	†(1)	1.68	†(1)	15
01/31/19	12.12	0.18	(1.77)	(1.59)	(0.20)	—	(0.02)	(0.22)	10.31	(13.03)	1,593	0.77	(1)	1.78	(1)	8
01/31/20	10.31	0.18	0.90	1.08	(0.01)	—	—	(0.01)	11.38	10.46	5,136	0.75	(1)	1.76	(1)	12
01/31/21	11.38	0.14	0.85	0.99	(0.23)	—	—	(0.23)	12.14	8.85	10,671	0.77		1.30		9
01/31/22	12.14	0.23	0.68	0.91	(0.17)	—	(0.03)	(0.20)	12.85	7.41	18,379	0.73		1.78		8
07/31/22@	12.85	0.20	(1.71)	(1.51)	—	—	—	—	11.34	(11.75)	18,718	0.73	†	3.46	†	1

SA Invesco Growth Opportunities Portfolio — Class 1
01/31/18	7.90	(0.03)	2.03	2.00	—	—	(0.30)	(0.30)	9.60	25.64	121,703	0.79	(2)	(0.38	)(2)	38
01/31/19	9.60	(0.03)	0.31	0.28	—	—	(1.07)	(1.07)	8.81	2.50	151,042	0.79	(2)	(0.37	)(2)	69
01/31/20	8.81	(0.03)	1.27	1.24	—	—	(1.29)	(1.29)	8.76	14.74	152,418	0.80	(2)	(0.36	)(2)	81
01/31/21	8.76	(0.06)	4.98	4.92	—	—	(1.31)	(1.31)	12.37	58.68	215,397	0.79	(2)	(0.57	)(2)	58
01/31/22	12.37	(0.08)	(1.07)	(1.15)	—	—	(1.51)	(1.51)	9.71	(12.13)	152,667	0.78	(2)	(0.60	)(2)	39
07/31/22@	9.71	(0.01)	(1.68)	(1.69)	—	—	—	—	8.02	(17.40)	117,709	0.80	†(2)	(0.15	)†(2)	31

SA Invesco Growth Opportunities Portfolio — Class 2
01/31/18	7.62	(0.04)	1.96	1.92	—	—	(0.30)	(0.30)	9.24	25.53	3,134	0.94	(2)	(0.52	)(2)	38
01/31/19	9.24	(0.05)	0.30	0.25	—	—	(1.07)	(1.07)	8.42	2.26	2,977	0.94	(2)	(0.52	)(2)	69
01/31/20	8.42	(0.05)	1.22	1.17	—	—	(1.29)	(1.29)	8.30	14.60	2,997	0.95	(2)	(0.51	)(2)	81
01/31/21	8.30	(0.07)	4.70	4.63	—	—	(1.31)	(1.31)	11.62	58.43	4,119	0.94	(2)	(0.72	)(2)	58
01/31/22	11.62	(0.09)	(0.98)	(1.07)	—	—	(1.51)	(1.51)	9.04	(12.22)	3,126	0.93	(2)	(0.75	)(2)	39
07/31/22@	9.04	(0.01)	(1.57)	(1.58)	—	—	—	—	7.46	(17.48)	2,496	0.95	†(2)	(0.30	)†(2)	31

SA Invesco Growth Opportunities Portfolio — Class 3
01/31/18	7.46	(0.05)	1.91	1.86	—	—	(0.30)	(0.30)	9.02	25.27	173,168	1.04	(2)	(0.62	)(2)	38
01/31/19	9.02	(0.06)	0.30	0.24	—	—	(1.07)	(1.07)	8.19	2.21	150,700	1.04	(2)	(0.62	)(2)	69
01/31/20	8.19	(0.05)	1.18	1.13	—	—	(1.29)	(1.29)	8.03	14.52	144,121	1.05	(2)	(0.61	)(2)	81
01/31/21	8.03	(0.07)	4.53	4.46	—	—	(1.31)	(1.31)	11.18	58.28	162,516	1.04	(2)	(0.81	)(2)	58
01/31/22	11.18	(0.10)	(0.93)	(1.03)	—	—	(1.51)	(1.51)	8.64	(12.34)	149,304	1.03	(2)	(0.85	)(2)	39
07/31/22@	8.64	(0.01)	(1.51)	(1.52)	—	—	—	—	7.12	(17.59)	148,726	1.05	†(2)	(0.39	)†(2)	31

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20
SA International Index Class 1	0.06%	(0.02)%	(0.01)%
SA International Index Class 3	0.37	(0.02)	(0.01)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22	07/22@+
SA Invesco Growth Opportunities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Invesco Growth Opportunities Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Invesco Growth Opportunities Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

531

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Invesco Main Street Large Cap Portfolio — Class 1
01/31/18	$20.41	$0.24	$3.79	$4.03	$(0.23)	$—	$(0.54)	$(0.77)	$23.67	20.02%	$364,981	0.77%		1.09%		43%
01/31/19	23.67	0.27	(1.17)	(0.90)	(0.26)	—	(1.41)	(1.67)	21.10	(4.03)	305,771	0.78		1.08		65
01/31/20	21.10	0.23	4.12	4.35	(0.29)	—	(2.60)	(2.89)	22.56	21.35	323,843	0.79		1.00		39
01/31/21	22.56	0.19	2.72	2.91	(0.25)	—	(1.61)	(1.86)	23.61	13.19	345,113	0.76	(1)(2)	0.88	(1)(2)	52
01/31/22	23.61	0.15	4.75	4.90	(0.18)	—	(1.24)	(1.42)	27.09	20.40	393,771	0.71	(1)(2)	0.55	(1)(2)	52
07/31/22@	27.09	0.11	(2.89)	(2.78)	—	—	—	—	24.31	(10.26)	332,342	0.72	†(1)(2)	0.85	†(1)(2)	24

SA Invesco Main Street Large Cap Portfolio — Class 2
01/31/18	20.40	0.21	3.78	3.99	(0.19)	—	(0.54)	(0.73)	23.66	19.82	4,324	0.92		0.97		43
01/31/19	23.66	0.23	(1.17)	(0.94)	(0.22)	—	(1.41)	(1.63)	21.09	(4.21)	3,732	0.93		0.93		65
01/31/20	21.09	0.20	4.12	4.32	(0.25)	—	(2.60)	(2.85)	22.56	21.20	3,507	0.94		0.87		39
01/31/21	22.56	0.16	2.71	2.87	(0.21)	—	(1.61)	(1.82)	23.61	13.02	3,673	0.91	(1)(2)	0.74	(1)(2)	52
01/31/22	23.61	0.11	4.74	4.85	(0.14)	—	(1.24)	(1.38)	27.08	20.20	3,636	0.86	(1)(2)	0.41	(1)(2)	52
07/31/22@	27.08	0.09	(2.88)	(2.79)	—	—	—	—	24.29	(10.30)	3,147	0.87	†(1)(2)	0.70	†(1)(2)	24

SA Invesco Main Street Large Cap Portfolio — Class 3
01/31/18	20.33	0.19	3.76	3.95	(0.18)	—	(0.54)	(0.72)	23.56	19.69	107,322	1.02		0.85		43
01/31/19	23.56	0.21	(1.16)	(0.95)	(0.20)	—	(1.41)	(1.61)	21.00	(4.26)	94,762	1.03		0.83		65
01/31/20	21.00	0.17	4.10	4.27	(0.23)	—	(2.60)	(2.83)	22.44	21.05	101,676	1.04		0.76		39
01/31/21	22.44	0.14	2.69	2.83	(0.19)	—	(1.61)	(1.80)	23.47	12.90	108,689	1.01	(1)(2)	0.63	(1)(2)	52
01/31/22	23.47	0.08	4.72	4.80	(0.12)	—	(1.24)	(1.36)	26.91	20.11	118,427	0.96	(1)(2)	0.31	(1)(2)	52
07/31/22@	26.91	0.07	(2.86)	(2.79)	—	—	—	—	24.12	(10.37)	107,812	0.97	†(1)(2)	0.59	†(1)(2)	24

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21(2)	01/22(2)	07/22@+(2)
SA Invesco Main Street Large Cap Class 1	0.01%	0.05%	0.05%
SA Invesco Main Street Large Cap Class 2	0.01	0.05	0.05
SA Invesco Main Street Large Cap Class 3	0.01	0.05	0.05

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/21	01/22	07/22@+
SA Invesco Main Street Large Cap Class 1	0.00%	0.00%	0.00%
SA Invesco Main Street Large Cap Class 2	0.00	0.00	0.00
SA Invesco Main Street Large Cap Class 3	0.00	0.00	0.00
See Notes to Financial Statements

532

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Janus Focused Growth Portfolio — Class 1
01/31/18	$11.84	$0.01	$3.93	$3.94	$—	$—	$(1.05)	$(1.05)	$14.73	34.31%	$190,836	0.80%		0.04%	48%
01/31/19	14.73	0.02	0.22	0.24	—	—	(1.10)	(1.10)	13.87	1.55	240,132	0.80		0.12	49
01/31/20	13.87	0.03	3.87	3.90	(0.00)	—	(0.84)	(0.84)	16.93	28.67	280,597	0.80		0.14	37
01/31/21	16.93	(0.02)	5.49	5.47	(0.01)	—	(1.40)	(1.41)	20.99	32.65	348,913	0.78		(0.12)	42
01/31/22	20.99	(0.06)	3.21	3.15	—	—	(2.42)	(2.42)	21.72	13.57	344,771	0.78		(0.26)	35
07/31/22@	21.72	0.01	(4.09)	(4.08)	—	—	—	—	17.64	(18.78)	271,329	0.79	†	0.16 †	21

SA Janus Focused Growth Portfolio — Class 2
01/31/18	11.63	(0.01)	3.84	3.83	—	—	(1.05)	(1.05)	14.41	33.97	10,096	0.95		(0.07)	48
01/31/19	14.41	(0.01)	0.24	0.23	—	—	(1.10)	(1.10)	13.54	1.51	8,689	0.95		(0.04)	49
01/31/20	13.54	0.00	3.78	3.78	—	—	(0.84)	(0.84)	16.48	28.45	9,148	0.95		(0.01)	37
01/31/21	16.48	(0.05)	5.34	5.29	—	—	(1.40)	(1.40)	20.37	32.42	10,602	0.93		(0.27)	42
01/31/22	20.37	(0.10)	3.13	3.03	—	—	(2.42)	(2.42)	20.98	13.39	10,260	0.93		(0.41)	35
07/31/22@	20.98	—	(3.95)	(3.95)	—	—	—	—	17.03	(18.83)	8,045	0.94	†	0.02 †	21

SA Janus Focused Growth Portfolio — Class 3
01/31/18	11.47	(0.02)	3.79	3.77	—	—	(1.05)	(1.05)	14.19	33.92	144,926	1.05		(0.17)	48
01/31/19	14.19	(0.02)	0.23	0.21	—	—	(1.10)	(1.10)	13.30	1.39	123,274	1.05		(0.14)	49
01/31/20	13.30	(0.01)	3.70	3.69	—	—	(0.84)	(0.84)	16.15	28.28	138,322	1.05		(0.11)	37
01/31/21	16.15	(0.07)	5.24	5.17	—	—	(1.40)	(1.40)	19.92	32.34	162,352	1.03		(0.37)	42
01/31/22	19.92	(0.12)	3.06	2.94	—	—	(2.42)	(2.42)	20.44	13.24	176,685	1.03		(0.51)	35
07/31/22@	20.44	(0.01)	(3.85)	(3.86)	—	—	—	—	16.58	(18.88)	157,483	1.04	†	(0.07)†	21

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22	07/22@+
SA Janus Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Janus Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Janus Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)	01/21(1)	01/22(1)	07/22@+(1)
SA Janus Focused Growth Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
SA Janus Focused Growth Class 2	0.10	0.10	0.10	0.10	0.10	0.10
SA Janus Focused Growth Class 3	0.10	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

533

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover

SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/18	$19.26	$0.29	$2.80	$3.09	$(0.33)	$—	$(1.01)	$(1.34)	$21.01	16.50%	$83,279	0.73%		1.45%		108%
01/31/19	21.01	0.39	(1.45)	(1.06)	(0.31)	—	(1.25)	(1.56)	18.39	(5.04)	71,181	0.70		1.98		149
01/31/20	18.39	0.40	1.76	2.16	(0.44)	—	(1.06)	(1.50)	19.05	11.94	71,644	0.65		2.07		124
01/31/21	19.05	0.25	2.42	2.67	(0.43)	—	(0.51)	(0.94)	20.78	14.25	74,003	0.79		1.32		114
01/31/22	20.78	0.25	1.49	1.74 (3)	(0.15)	—	(1.05)	(1.20)	21.32	8.18	165,419	0.70		1.17		109	(4)
07/31/22@	21.32	0.18	(2.19)	(2.01)	—	—	—	—	19.31	(9.43)	140,557	0.69	†	1.78	†	36

SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/18	19.22	0.26	2.81	3.07	(0.31)	—	(1.01)	(1.32)	20.97	16.38	12,732	0.88		1.29		108
01/31/19	20.97	0.36	(1.45)	(1.09)	(0.28)	—	(1.25)	(1.53)	18.35	(5.19)	11,098	0.85		1.83		149
01/31/20	18.35	0.37	1.75	2.12	(0.40)	—	(1.06)	(1.46)	19.01	11.77	10,305	0.80		1.93		124
01/31/21	19.01	0.22	2.41	2.63	(0.40)	—	(0.51)	(0.91)	20.73	14.06	11,545	0.94		1.15		114
01/31/22	20.73	0.23	1.48	1.71 (3)	(0.14)	—	(1.05)	(1.19)	21.25	8.02	21,160	0.84		1.04		109	(4)
07/31/22@	21.25	0.16	(2.18)	(2.02)	—	—	—	—	19.23	(9.51)	18,157	0.84	†	1.63	†	36

SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/18	19.16	0.24	2.79	3.03	(0.29)	—	(1.01)	(1.30)	20.89	16.23	170,049	0.98		1.19		108
01/31/19	20.89	0.34	(1.44)	(1.10)	(0.27)	—	(1.25)	(1.52)	18.27	(5.27)	177,698	0.95		1.74		149
01/31/20	18.27	0.34	1.74	2.08	(0.39)	—	(1.06)	(1.45)	18.90	11.60	202,789	0.90		1.81		124
01/31/21	18.90	0.20	2.41	2.61	(0.39)	—	(0.51)	(0.90)	20.61	14.00	227,445	1.04		1.05		114
01/31/22	20.61	0.21	1.47	1.68 (3)	(0.12)	—	(1.05)	(1.17)	21.12	7.93	321,115	0.94		0.97		109	(4)
07/31/22@	21.12	0.15	(2.18)	(2.03)	—	—	—	—	19.09	(9.61)	290,437	0.94	†	1.53	†	36

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22	07/22@+
SA JPMorgan Diversified Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Diversified Balanced Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Diversified Balanced Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)	01/21(1)	01/22(1)	07/22@+(1)
SA JPMorgan Diversified Balanced Class 1	0.01%	0.06%	0.07%	0.06%	0.02%	0.00%
SA JPMorgan Diversified Balanced Class 2	0.01	0.06	0.07	0.06	0.02	0.00
SA JPMorgan Diversified Balanced Class 3	0.01	0.06	0.07	0.06	0.02	0.00

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

534

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)		Portfolio turnover

SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/18	$7.11	$0.13	$2.99	$3.12	$(0.16)	$—	$—	$(0.16)	$10.07	44.22%	$200,885	1.12%		1.56%		49%
01/31/19	10.07	0.19	(2.05)	(1.86)	(0.19)	—	—	(0.19)	8.02	(18.39)	118,832	1.14		2.24		72
01/31/20	8.02	0.17	0.14	0.31	(0.25)	—	—	(0.25)	8.08	3.84	86,133	1.18		2.05		53
01/31/21	8.08	0.11	2.15	2.26	(0.16)	—	—	(0.16)	10.18	28.27 (3)	107,020	1.07		1.31		74
01/31/22	10.18	0.24	(0.58)	(0.34)	(0.18)	—	—	(0.18)	9.66	(3.39)	88,201	1.14		2.35		64
07/31/22@	9.66	0.17	(2.20)	(2.03)	—	—	—	—	7.63	(21.01)	75,265	1.13	†	4.13	†	32

SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/18	7.08	0.12	2.97	3.09	(0.15)	—	—	(0.15)	10.02	43.94	4,487	1.27		1.40		49
01/31/19	10.02	0.17	(2.04)	(1.87)	(0.17)	—	—	(0.17)	7.98	(18.54)	3,272	1.30		2.04		72
01/31/20	7.98	0.15	0.14	0.29	(0.23)	—	—	(0.23)	8.04	3.67	2,828	1.33		1.88		53
01/31/21	8.04	0.10	2.14	2.24	(0.15)	—	—	(0.15)	10.13	28.09 (3)	3,371	1.22		1.15		74
01/31/22	10.13	0.22	(0.57)	(0.35)	(0.17)	—	—	(0.17)	9.61	(3.53)	3,141	1.29		2.09		64
07/31/22@	9.61	0.15	(2.17)	(2.02)	—	—	—	—	7.59	(21.02)	2,348	1.28	†	3.64	†	32

SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/18	7.02	0.11	2.96	3.07	(0.15)	—	—	(0.15)	9.94	43.91	168,305	1.37		1.31		49
01/31/19	9.94	0.16	(2.03)	(1.87)	(0.16)	—	—	(0.16)	7.91	(18.67)	133,143	1.40		1.90		72
01/31/20	7.91	0.15	0.14	0.29	(0.22)	—	—	(0.22)	7.98	3.74	125,014	1.43		1.83		53
01/31/21	7.98	0.09	2.11	2.20	(0.14)	—	—	(0.14)	10.04	27.82 (3)	146,241	1.32		1.07		74
01/31/22	10.04	0.21	(0.57)	(0.36)	(0.16)	—	—	(0.16)	9.52	(3.64)	150,043	1.39		2.06		64
07/31/22@	9.52	0.15	(2.16)	(2.01)	—	—	—	—	7.51	(21.11)	116,032	1.38	†	3.72	†	32

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22	07/22@+
SA JPMorgan Emerging Markets Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Emerging Markets Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Emerging Markets Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)	01/21(1)	01/22(1)	07/22@+(1)
SA JPMorgan Emerging Markets Class 1	0.10%	0.10%	0.12%	0.12%	0.11%	0.12%
SA JPMorgan Emerging Markets Class 2	0.10	0.10	0.12	0.12	0.11	0.12
SA JPMorgan Emerging Markets Class 3	0.10	0.10	0.12	0.12	0.11	0.12

(3)	The Portfolio’s performance figure was increased by 0.00% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

535

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Equity-Income Portfolio — Class 1
01/31/18	$32.83	$0.70	$6.60	$7.30	$(0.77)	$—	$(1.80)	$(2.57)	$37.56	22.93%	$950,519	0.57	%(2)	2.00	%(2)	14%
01/31/19	37.56	0.81	(1.83)	(1.02)	(0.78)	—	(2.29)	(3.07)	33.47	(2.95)	805,291	0.58	(2)	2.27	(2)	19
01/31/20	33.47	0.76	5.13	5.89	(0.96)	—	(2.63)	(3.59)	35.77	17.88	821,452	0.58		2.10		18
01/31/21	35.77	0.71	0.18	0.89	(0.72)	—	(2.52)	(3.24)	33.42	2.68	838,072	0.57		2.20		30
01/31/22	33.42	0.69	8.63	9.32	(0.74)	—	(1.32)	(2.06)	40.68	27.93	926,960	0.57		1.75		19
07/31/22@	40.68	0.40	(1.87)	(1.47)	—	—	—	—	39.21	(3.61)	818,649	0.57	†	2.02	†	6

SA JPMorgan Equity-Income Portfolio — Class 2
01/31/18	32.79	0.65	6.58	7.23	(0.71)	—	(1.80)	(2.51)	37.51	22.74	11,350	0.72	(2)	1.86	(2)	14
01/31/19	37.51	0.76	(1.84)	(1.08)	(0.72)	—	(2.29)	(3.01)	33.42	(3.11)	9,761	0.73	(2)	2.13	(2)	19
01/31/20	33.42	0.70	5.14	5.84	(0.90)	—	(2.63)	(3.53)	35.73	17.75	10,250	0.73		1.95		18
01/31/21	35.73	0.67	0.16	0.83	(0.66)	—	(2.52)	(3.18)	33.38	2.51	9,134	0.72		2.06		30
01/31/22	33.38	0.63	8.61	9.24	(0.69)	—	(1.32)	(2.01)	40.61	27.72	11,767	0.72		1.60		19
07/31/22@	40.61	0.37	(1.86)	(1.49)	—	—	—	—	39.12	(3.67)	10,458	0.72	†	1.87	†	6

SA JPMorgan Equity-Income Portfolio — Class 3
01/31/18	32.67	0.61	6.54	7.15	(0.68)	—	(1.80)	(2.48)	37.34	22.58	253,011	0.82	(2)	1.76	(2)	14
01/31/19	37.34	0.72	(1.82)	(1.10)	(0.69)	—	(2.29)	(2.98)	33.26	(3.19)	218,826	0.83	(2)	2.03	(2)	19
01/31/20	33.26	0.66	5.12	5.78	(0.87)	—	(2.63)	(3.50)	35.54	17.63	237,776	0.83		1.85		18
01/31/21	35.54	0.62	0.16	0.78	(0.64)	—	(2.52)	(3.16)	33.16	2.37	255,619	0.82		1.94		30
01/31/22	33.16	0.59	8.57	9.16	(0.67)	—	(1.32)	(1.99)	40.33	27.65	326,372	0.82		1.50		19
07/31/22@	40.33	0.35	(1.86)	(1.51)	—	—	—	—	38.82	(3.74)	307,268	0.82	†	1.78	†	6

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22	07/22@+
SA JPMorgan Equity-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Equity-Income Class 1	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00

See Notes to Financial Statements

536

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Global Equities Portfolio — Class 1
01/31/18	$19.58	$0.29	$5.08	$5.37	$(0.40)	$—	$—	$(0.40)	$24.55	27.61%	$538,327	0.76	%(2)	1.32	%(2)	88%
01/31/19	24.55	0.36	(2.38)	(2.02)	(0.43)	—	(3.19)	(3.62)	18.91	(8.58)	426,558	0.77	(2)	1.62	(2)	61
01/31/20	18.91	0.27	1.41	1.68	(0.46)	—	(1.61)	(2.07)	18.52	9.09	330,323	0.81		1.37		66
01/31/21	18.52	0.35	1.60	1.95	(0.27)	—	(0.50)	(0.77)	19.70	10.85	332,093	0.79		2.00		74
01/31/22	19.70	0.27	3.41	3.68	(0.39)	—	—	(0.39)	22.99	18.63	321,424	0.80		1.17		49
07/31/22@	22.99	0.19	(2.15)	(1.96)	—	—	—	—	21.03	(8.53)	270,921	0.81	†	1.77	†	17

SA JPMorgan Global Equities Portfolio — Class 2
01/31/18	19.53	0.25	5.09	5.34	(0.37)	—	—	(0.37)	24.50	27.50	4,768	0.91	(2)	1.17	(2)	88
01/31/19	24.50	0.33	(2.39)	(2.06)	(0.39)	—	(3.19)	(3.58)	18.86	(8.76)	3,743	0.93	(2)	1.47	(2)	61
01/31/20	18.86	0.22	1.43	1.65	(0.42)	—	(1.61)	(2.03)	18.48	8.97	3,592	0.96		1.15		66
01/31/21	18.48	0.33	1.59	1.92	(0.24)	—	(0.50)	(0.74)	19.66	10.68	3,134	0.94		1.85		74
01/31/22	19.66	0.23	3.40	3.63	(0.36)	—	—	(0.36)	22.93	18.41	3,182	0.95		1.02		49
07/31/22@	22.93	0.17	(2.14)	(1.97)	—	—	—	—	20.96	(8.59)	2,767	0.96	†	1.62	†	17

SA JPMorgan Global Equities Portfolio — Class 3
01/31/18	19.44	0.23	5.05	5.28	(0.35)	—	—	(0.35)	24.37	27.31	40,255	1.01	(2)	1.06	(2)	88
01/31/19	24.37	0.30	(2.37)	(2.07)	(0.37)	—	(3.19)	(3.56)	18.74	(8.86)	34,288	1.02	(2)	1.36	(2)	61
01/31/20	18.74	0.19	1.44	1.63	(0.41)	—	(1.61)	(2.02)	18.35	8.89	36,256	1.06		1.03		66
01/31/21	18.35	0.30	1.58	1.88	(0.23)	—	(0.50)	(0.73)	19.50	10.53	40,619	1.04		1.73		74
01/31/22	19.50	0.20	3.38	3.58	(0.35)	—	—	(0.35)	22.73	18.32	52,707	1.05		0.90		49
07/31/22@	22.73	0.16	(2.12)	(1.96)	—	—	—	—	20.77	(8.62)	47,646	1.06	†	1.52	†	17

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22	07/22@+
SA JPMorgan Global Equities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Global Equities Class 1	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00

See Notes to Financial Statements

537

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/18	$8.85	$0.20	$0.03	$0.23	$(0.22)	$—	$—	$(0.22)	$8.86	2.55%	$967,278	0.53%		2.25%		33%
01/31/19	8.86	0.23	(0.08)	0.15	(0.22)	—	—	(0.22)	8.79	1.76	931,054	0.54		2.60		35
01/31/20	8.79	0.25	0.65	0.90	(0.28)	—	—	(0.28)	9.41	10.32	1,085,375	0.53		2.72		61
01/31/21	9.41	0.21	0.31	0.52	(0.26)	—	—	(0.26)	9.67	5.53	1,058,040	0.54		2.18		98
01/31/22	9.67	0.18	(0.40)	(0.22)	(0.25)	—	(0.08)	(0.33)	9.12	(2.34)	1,068,190	0.53		1.90		115
07/31/22@	9.12	0.10	(0.68)	(0.58)	—	—	—	—	8.54	(6.36)	944,915	0.53	†	2.26	†	51

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/18	8.81	0.19	0.03	0.22	(0.20)	—	—	(0.20)	8.83	2.50	8,619	0.68		2.10		33
01/31/19	8.83	0.21	(0.08)	0.13	(0.20)	—	—	(0.20)	8.76	1.59	7,626	0.69		2.44		35
01/31/20	8.76	0.24	0.64	0.88	(0.26)	—	—	(0.26)	9.38	10.18	7,594	0.68		2.57		61
01/31/21	9.38	0.19	0.31	0.50	(0.24)	—	—	(0.24)	9.64	5.40	7,951	0.69		2.03		98
01/31/22	9.64	0.17	(0.41)	(0.24)	(0.23)	—	(0.08)	(0.31)	9.09	(2.50)	7,289	0.68		1.75		115
07/31/22@	9.09	0.09	(0.68)	(0.59)	—	—	—	—	8.50	(6.49)	5,913	0.68	†	2.10	†	51

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/18	8.76	0.18	0.03	0.21	(0.20)	—	—	(0.20)	8.77	2.33	973,614	0.78		2.00		33
01/31/19	8.77	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)	8.70	1.50	840,537	0.79		2.35		35
01/31/20	8.70	0.22	0.65	0.87	(0.26)	—	—	(0.26)	9.31	10.03	935,477	0.78		2.47		61
01/31/21	9.31	0.18	0.31	0.49	(0.23)	—	—	(0.23)	9.57	5.34	982,225	0.79		1.93		98
01/31/22	9.57	0.15	(0.39)	(0.24)	(0.23)	—	(0.08)	(0.31)	9.02	(2.58)	991,411	0.78		1.65		115
07/31/22@	9.02	0.09	(0.68)	(0.59)	—	—	—	—	8.43	(6.54)	831,149	0.78	†	2.01	†	51

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18	01/19	01/20	01/21	01/22	07/22@+
SA JPMorgan MFS Core Bond Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
SA JPMorgan MFS Core Bond Class 2	0.10	0.10	0.10	0.10	0.10	0.10
SA JPMorgan MFS Core Bond Class 3	0.10	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

538

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/18	$15.69	$(0.04)	$4.94	$4.90		$—	$—	$(1.00)	$(1.00)	$19.59	31.83%	$203,680	0.80	%(2)	(0.21	)%(2)	47%
01/31/19	19.59	(0.04)	0.04	(0.00)		—	—	(2.37)	(2.37)	17.22	0.05	209,126	0.81	(2)	(0.23	)(2)	57
01/31/20	17.22	(0.04)	4.77	4.73		—	—	(1.70)	(1.70)	20.25	28.33	235,464	0.81		(0.23)		43
01/31/21	20.25	(0.08)	8.65	8.57		(0.04)	—	(2.94)	(2.98)	25.84	43.80	274,202	0.80		(0.34)		64
01/31/22	25.84	(0.12)	(0.09)	(0.21	)(3)	—	—	(3.16)	(3.16)	22.47	(2.91)	307,277	0.79	(2)	(0.44	)(2)	81	(4)
07/31/22@	22.47	(0.04)	(2.37)	(2.41)		—	—	—	—	20.06	(10.73)	259,587	0.79	†(2)	(0.35	)†(2)	26

SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/18	15.24	(0.06)	4.78	4.72		—	—	(1.00)	(1.00)	18.96	31.59	15,783	0.95	(2)	(0.37	)(2)	47
01/31/19	18.96	(0.07)	0.04	(0.03)		—	—	(2.37)	(2.37)	16.56	(0.11)	14,192	0.96	(2)	(0.37	)(2)	57
01/31/20	16.56	(0.07)	4.58	4.51		—	—	(1.70)	(1.70)	19.37	28.12	15,345	0.96		(0.38)		43
01/31/21	19.37	(0.11)	8.26	8.15		(0.01)	—	(2.94)	(2.95)	24.57	43.59	18,887	0.95		(0.49)		64
01/31/22	24.57	(0.15)	(0.06)	(0.21	)(3)	—	—	(3.16)	(3.16)	21.20	(3.07)	19,013	0.94	(2)	(0.59	)(2)	81	(4)
07/31/22@	21.20	(0.05)	(2.24)	(2.29)		—	—	—	—	18.91	(10.80)	15,864	0.94	†(2)	(0.50	)†(2)	26

SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/18	14.97	(0.08)	4.69	4.61		—	—	(1.00)	(1.00)	18.58	31.42	162,852	1.05	(2)	(0.46	)(2)	47
01/31/19	18.58	(0.08)	0.04	(0.04)		—	—	(2.37)	(2.37)	16.17	(0.17)	147,794	1.06	(2)	(0.47	)(2)	57
01/31/20	16.17	(0.08)	4.45	4.37		—	—	(1.70)	(1.70)	18.84	27.94	168,978	1.06		(0.48)		43
01/31/21	18.84	(0.12)	8.02	7.90		—	—	(2.94)	(2.94)	23.80	43.49	225,018	1.05		(0.59)		64
01/31/22	23.80	(0.17)	(0.04)	(0.21	)(3)	—	—	(3.16)	(3.16)	20.43	(3.17)	361,316	1.04	(2)	(0.69	)(2)	81	(4)
07/31/22@	20.43	(0.05)	(2.16)	(2.21)		—	—	—	—	18.22	(10.82)	349,175	1.04	†(2)	(0.60	)†(2)	26

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22	07/22@+
SA JPMorgan Mid-Cap Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)	01/21(1)	01/22(1)	07/22@+(1)
SA JPMorgan Mid-Cap Growth Class 1	0.00%	0.00%	—%	—%	0.00%	0.04%
SA JPMorgan Mid-Cap Growth Class 2	0.00	0.00	—	—	0.00	0.04
SA JPMorgan Mid-Cap Growth Class 3	0.00	0.00	—	—	0.00	0.04

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

539

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Large Cap Growth Index Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.13	$0.48	$0.61	$(0.12)	$—	$(0.04)	$(0.16)	$15.45	4.11%	$246,649	0.35	%†	1.13	%†	30%
01/31/20	15.45	0.20	3.53	3.73	(0.01)	—	(0.01)	(0.02)	19.16	24.10	271,291	0.35		1.15		33
01/31/21	19.16	0.15	5.40	5.55	(0.26)	—	(0.51)	(0.77)	23.94	29.12	295,788	0.35		0.73		32
01/31/22	23.94	0.10	5.09	5.19	(0.17)	—	(1.56)	(1.73)	27.40	21.21	300,040	0.35		0.38		31
07/31/22@	27.40	0.07	(3.08)	(3.01)	—	—	—	—	24.39	(10.99)	277,554	0.35	†	0.58	†	4

SA Large Cap Growth Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.09	0.49	0.58	(0.09)	—	(0.04)	(0.13)	15.45	3.92	579	0.60	†	0.86	†	30
01/31/20	15.45	0.14	3.54	3.68	(0.00)	—	(0.01)	(0.01)	19.12	23.81	7,134	0.60		0.85		33
01/31/21	19.12	0.09	5.38	5.47	(0.21)	—	(0.51)	(0.72)	23.87	28.79	16,655	0.60		0.45		32
01/31/22	23.87	0.03	5.08	5.11	(0.15)	—	(1.56)	(1.71)	27.27	20.91	31,767	0.60		0.11		31
07/31/22@	27.27	0.04	(3.06)	(3.02)	—	—	—	—	24.25	(11.07)	36,559	0.60	†	0.32	†	4

SA Large Cap Index Portfolio — Class 1
01/31/18	19.25	0.35	4.58	4.93	(0.33)	—	(0.24)	(0.57)	23.61	25.93	2,168,616	0.33		1.66		16
01/31/19	23.61	0.39	(1.04)	(0.65)	(0.72)	—	(0.64)	(1.36)	21.60	(2.66)	2,068,135	0.33		1.74		11
01/31/20	21.60	0.39	4.17	4.56	(0.01)	—	(0.06)	(0.07)	26.09	21.14	2,512,185	0.31		1.62		3
01/31/21	26.09	0.43	3.95	4.38	(0.43)	—	(0.40)	(0.83)	29.64	16.92	2,910,408	0.27		1.65		7
01/31/22	29.64	0.38	6.45	6.83	(0.46)	—	(0.59)	(1.05)	35.42	22.92	3,318,184	0.25		1.10		9
07/31/22@	35.42	0.22	(3.02)	(2.80)	—	—	—	—	32.62	(7.91)	2,903,171	0.26	†	1.32	†	1

SA Large Cap Index Portfolio — Class 3
10/06/17#- 01/31/18	21.24	0.03	2.32	2.35	—	—	—	—	23.59	11.06	6,660	0.59	†	0.57	†	16
01/31/19	23.59	0.33	(1.03)	(0.70)	(0.64)	—	(0.64)	(1.28)	21.61	(2.93)	11,828	0.59		1.50		11
01/31/20	21.61	0.32	4.18	4.50	(0.00)	—	(0.06)	(0.06)	26.05	20.86	21,992	0.56		1.36		3
01/31/21	26.05	0.36	3.94	4.30	(0.39)	—	(0.40)	(0.79)	29.56	16.64	35,693	0.52		1.38		7
01/31/22	29.56	0.29	6.44	6.73	(0.43)	—	(0.59)	(1.02)	35.27	22.62	71,748	0.50		0.84		9
07/31/22@	35.27	0.17	(3.00)	(2.83)	—	—	—	—	32.44	(8.02)	72,512	0.51	†	1.07	†	1

SA Large Cap Value Index Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.03)	0.27	(0.30)	—	(0.03)	(0.33)	14.94	1.97	235,084	0.35	†	2.63	†	31
01/31/20	14.94	0.36	2.33	2.69	(0.01)	—	(0.01)	(0.02)	17.61	18.00	268,749	0.35		2.21		38
01/31/21	17.61	0.45	(0.09)	0.36	(0.36)	—	(1.48)	(1.84)	16.13	2.41	285,441	0.35		2.85		29
01/31/22	16.13	0.33	3.59	3.92	(0.44)	—	(0.24)	(0.68)	19.37	24.29	319,358	0.35		1.73		36
07/31/22@	19.37	0.18	(1.10)	(0.92)	—	—	—	—	18.45	(4.75)	282,148	0.35	†	1.92	†	6

SA Large Cap Value Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.21	0.03	0.24	(0.25)	—	(0.03)	(0.28)	14.96	1.75	1,296	0.60	†	2.11	†	31
01/31/20	14.96	0.30	2.35	2.65	(0.00)	—	(0.01)	(0.01)	17.60	17.74	5,985	0.60		1.90		38
01/31/21	17.60	0.39	(0.08)	0.31	(0.35)	—	(1.48)	(1.83)	16.08	2.10	12,905	0.60		2.57		29
01/31/22	16.08	0.27	3.60	3.87	(0.43)	—	(0.24)	(0.67)	19.28	24.03	31,593	0.60		1.46		36
07/31/22@	19.28	0.15	(1.09)	(0.94)	—	—	—	—	18.34	(4.88)	37,663	0.60	†	1.66	†	6

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18		01/19		01/20	01/21	01/22	07/22@+
SA Large Cap Growth Index Class 1	—%		0.05	%†	0.05%	0.01%	0.01%	0.01%
SA Large Cap Growth Index Class 3	—		0.16	†	0.07	0.00	0.01	0.01
SA Large Cap Index Class 1	0.11		0.11		0.12	0.14	0.14	0.14
SA Large Cap Index Class 3	0.11	†	0.11		0.12	0.14	0.14	0.14
SA Large Cap Value Index Class 1	—		0.05	†	0.05	0.02	0.01	0.01
SA Large Cap Value Index Class 3	—		0.14	†	0.05	0.02	0.01	0.01

See Notes to Financial Statements

540

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Blue Chip Growth Portfolio — Class 1
01/31/18	$11.00	$0.06	$3.35	$3.41	$(0.09)	$—	$(0.26)	$(0.35)	$14.06	31.36%		$548,669	0.70%		0.48%		66%
01/31/19	14.06	0.08	(0.48)	(0.40)	(0.06)	—	(1.04)	(1.10)	12.56	(3.12	)(1)	554,507	0.69		0.59		66
01/31/20	12.56	0.08	2.67	2.75	(0.09)	—	(1.49)	(1.58)	13.73	22.80		577,795	0.69		0.59		53
01/31/21	13.73	0.04	3.80	3.84	(0.09)	—	(1.39)	(1.48)	16.09	28.66		572,522	0.68		0.25		60
01/31/22	16.09	0.01	3.20	3.21	(0.04)	—	(2.06)	(2.10)	17.20	19.12		560,053	0.68		0.06		49
07/31/22@	17.20	0.02	(2.18)	(2.16)	—	—	—	—	15.04	(12.56)		488,348	0.69	†	0.28	†	28

SA MFS Blue Chip Growth Portfolio — Class 2
01/31/18	10.96	0.04	3.34	3.38	(0.07)	—	(0.26)	(0.33)	14.01	31.19		3,760	0.85		0.35		66
01/31/19	14.01	0.06	(0.49)	(0.43)	(0.03)	—	(1.04)	(1.07)	12.51	(3.29	)(1)	3,208	0.84		0.44		66
01/31/20	12.51	0.06	2.66	2.72	(0.06)	—	(1.49)	(1.55)	13.68	22.68		3,204	0.84		0.44		53
01/31/21	13.68	0.01	3.78	3.79	(0.07)	—	(1.39)	(1.46)	16.01	28.35		3,584	0.83		0.10		60
01/31/22	16.01	(0.02)	3.19	3.17	(0.01)	—	(2.06)	(2.07)	17.11	19.01		3,599	0.83		(0.09)		49
07/31/22@	17.11	0.01	(2.17)	(2.16)	—	—	—	—	14.95	(12.62)		2,965	0.84	†	0.12	†	28

SA MFS Blue Chip Growth Portfolio — Class 3
01/31/18	10.90	0.03	3.31	3.34	(0.06)	—	(0.26)	(0.32)	13.92	31.00		139,469	0.95		0.25		66
01/31/19	13.92	0.05	(0.48)	(0.43)	(0.02)	—	(1.04)	(1.06)	12.43	(3.33	)(1)	124,228	0.94		0.34		66
01/31/20	12.43	0.04	2.64	2.68	(0.05)	—	(1.49)	(1.54)	13.57	22.49		135,148	0.94		0.34		53
01/31/21	13.57	0.00	3.75	3.75	(0.06)	—	(1.39)	(1.45)	15.87	28.26		157,366	0.93		0.00		60
01/31/22	15.87	(0.04)	3.16	3.12	(0.00)	—	(2.06)	(2.06)	16.93	18.85		179,000	0.93		(0.20)		49
07/31/22@	16.93	0.00	(2.14)	(2.14)	—	—	—	—	14.79	(12.64)		168,742	0.94	†	0.02	†	28

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

541

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/18	$20.86	$0.17	$5.35	$5.52	$(0.24)	$—	$(0.60)	$(0.84)	$25.54	26.91%	$784,894	0.70	%(1)	0.74	%(1)	14%
01/31/19	25.54	0.20	(0.90)	(0.70)	(0.21)	—	(2.23)	(2.44)	22.40	(2.91)	615,764	0.71		0.81		12
01/31/20	22.40	0.19	4.40	4.59	(0.23)	—	(2.90)	(3.13)	23.86	21.17	635,910	0.71		0.76		16
01/31/21	23.86	0.18	2.99	3.17	(0.17)	—	(2.17)	(2.34)	24.69	13.62	688,586	0.70	(2)	0.75	(2)	20
01/31/22	24.69	0.17	5.30	5.47	(0.20)	—	(1.16)	(1.36)	28.80	21.89	713,950	0.67	(2)	0.58	(2)	18
07/31/22@	28.80	0.11	(2.11)	(2.00)	—	—	—	—	26.80	(6.94)	620,328	0.67	†(2)	0.80	†(2)	5

SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/18	20.87	0.14	5.35	5.49	(0.21)	—	(0.60)	(0.81)	25.55	26.71	10,005	0.85	(1)	0.59	(1)	14
01/31/19	25.55	0.16	(0.89)	(0.73)	(0.17)	—	(2.23)	(2.40)	22.42	(3.03)	8,075	0.86		0.67		12
01/31/20	22.42	0.15	4.40	4.55	(0.19)	—	(2.90)	(3.09)	23.88	20.94	8,180	0.86		0.61		16
01/31/21	23.88	0.14	3.00	3.14	(0.13)	—	(2.17)	(2.30)	24.72	13.47	7,682	0.85	(2)	0.61	(2)	20
01/31/22	24.72	0.11	5.32	5.43	(0.16)	—	(1.16)	(1.32)	28.83	21.72	8,016	0.82	(2)	0.40	(2)	18
07/31/22@	28.83	0.09	(2.12)	(2.03)	—	—	—	—	26.80	(7.04)	6,892	0.82	†(2)	0.65	†(2)	5

SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/18	20.77	0.11	5.33	5.44	(0.19)	—	(0.60)	(0.79)	25.42	26.58	429,122	0.95	(1)	0.49	(1)	14
01/31/19	25.42	0.14	(0.90)	(0.76)	(0.14)	—	(2.23)	(2.37)	22.29	(3.16)	363,992	0.96		0.56		12
01/31/20	22.29	0.12	4.38	4.50	(0.16)	—	(2.90)	(3.06)	23.73	20.85	364,762	0.96		0.51		16
01/31/21	23.73	0.12	2.97	3.09	(0.10)	—	(2.17)	(2.27)	24.55	13.37	368,899	0.95	(2)	0.51	(2)	20
01/31/22	24.55	0.08	5.28	5.36	(0.13)	—	(1.16)	(1.29)	28.62	21.60	375,411	0.92	(2)	0.27	(2)	18
07/31/22@	28.62	0.07	(2.10)	(2.03)	—	—	—	—	26.59	(7.09)	334,876	0.92	†(2)	0.55	†(2)	5

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18
SA MFS Massachusetts Investors Trust Class 1	0.00%
SA MFS Massachusetts Investors Trust Class 2	0.00
SA MFS Massachusetts Investors Trust Class 3	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21	01/22	07/22@+
SA MFS Massachusetts Investors Trust Class 1	0.01%	0.04%	0.04%
SA MFS Massachusetts Investors Trust Class 2	0.01	0.04	0.04
SA MFS Massachusetts Investors Trust Class 3	0.01	0.04	0.04

See Notes to Financial Statements

542

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA MFS Total Return Portfolio — Class 1
01/31/18	$19.03	$0.36	$2.17	$2.53	$(0.51)	$—	$(1.11)	$(1.62)	$19.94	13.67%	$192,656	0.70	%(1)	1.84	%(1)	31%
01/31/19	19.94	0.38	(0.98)	(0.60)	(0.42)	—	(1.11)	(1.53)	17.81	(3.01)	160,674	0.71		1.99		30
01/31/20	17.81	0.38	2.05	2.43	(0.46)	—	(0.60)	(1.06)	19.18	13.79	160,743	0.71		1.99		29
01/31/21	19.18	0.33	1.39	1.72	(0.39)	—	(0.59)	(0.98)	19.92	9.12	156,898	0.71		1.72		39
01/31/22	19.92	0.27	2.23	2.50	(0.33)	—	(1.15)	(1.48)	20.94	12.43	157,462	0.70		1.27		27
07/31/22@	20.94	0.16	(1.52)	(1.36)	—	—	—	—	19.58	(6.49)	139,148	0.70	†	1.64	†	14

SA MFS Total Return Portfolio — Class 2
01/31/18	19.03	0.33	2.18	2.51	(0.48)	—	(1.11)	(1.59)	19.95	13.54	29,151	0.85	(1)	1.69	(1)	31
01/31/19	19.95	0.35	(0.98)	(0.63)	(0.38)	—	(1.11)	(1.49)	17.83	(3.13)	24,003	0.86		1.84		30
01/31/20	17.83	0.35	2.05	2.40	(0.43)	—	(0.60)	(1.03)	19.20	13.58	22,761	0.86		1.84		29
01/31/21	19.20	0.30	1.40	1.70	(0.36)	—	(0.59)	(0.95)	19.95	8.99	22,123	0.86		1.57		39
01/31/22	19.95	0.24	2.22	2.46	(0.30)	—	(1.15)	(1.45)	20.96	12.20	21,897	0.85		1.12		27
07/31/22@	20.96	0.15	(1.52)	(1.37)	—	—	—	—	19.59	(6.54)	19,344	0.85	†	1.49	†	14

SA MFS Total Return Portfolio — Class 3
01/31/18	18.99	0.31	2.16	2.47	(0.46)	—	(1.11)	(1.57)	19.89	13.38	332,869	0.95	(1)	1.59	(1)	31
01/31/19	19.89	0.33	(0.97)	(0.64)	(0.37)	—	(1.11)	(1.48)	17.77	(3.22)	299,400	0.96		1.74		30
01/31/20	17.77	0.33	2.03	2.36	(0.41)	—	(0.60)	(1.01)	19.12	13.43	325,537	0.96		1.73		29
01/31/21	19.12	0.27	1.41	1.68	(0.35)	—	(0.59)	(0.94)	19.86	8.90	346,502	0.96		1.46		39
01/31/22	19.86	0.22	2.21	2.43	(0.28)	—	(1.15)	(1.43)	20.86	12.13	383,906	0.95		1.01		27
07/31/22@	20.86	0.14	(1.52)	(1.38)	—	—	—	—	19.48	(6.62)	349,205	0.95	†	1.39	†	14

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	01/18
SA MFS Total Return Class 1	0.00%
SA MFS Total Return Class 2	0.00
SA MFS Total Return Class 3	0.00

See Notes to Financial Statements

543

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Mid Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.11	$1.57	$1.68	$(0.09)	$—	$(0.07)	$(0.16)	$11.52	16.94%	$175,119	0.40	(1)%†	1.08	(1)%†	23%
01/31/19	11.52	0.11	(0.74)	(0.63)	(0.10)	—	(0.31)	(0.41)	10.48	(5.13)	242,067	0.40	(1)	1.01	(1)	25
01/31/20	10.48	0.13	0.99	1.12	—	—	(0.02)	(0.02)	11.58	10.69	283,945	0.40		1.16		13
01/31/21	11.58	0.12	1.93	2.05	(0.13)	—	(0.11)	(0.24)	13.39	17.90	352,306	0.36		1.05		23
01/31/22	13.39	0.12	1.76	1.88	(0.11)		(0.68)	(0.79)	14.48	13.55	394,230	0.36		0.81		20
07/31/22@	14.48	0.08	(0.66)	(0.58)	—		—	—	13.90	(4.01)	371,752	0.36	†	1.23	†	4

SA Mid Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.08	1.57	1.65	(0.07)	—	(0.07)	(0.14)	11.51	16.60	358	0.65	(1)†	0.83	(1)†	23
01/31/19	11.51	0.08	(0.74)	(0.66)	(0.07)	—	(0.31)	(0.38)	10.47	(5.39)	2,665	0.65	(1)	0.79	(1)	25
01/31/20	10.47	0.10	0.99	1.09	—	—	(0.02)	(0.02)	11.54	10.42	10,248	0.65		0.90		13
01/31/21	11.54	0.08	1.94	2.02	(0.12)	—	(0.11)	(0.23)	13.33	17.70	23,546	0.61		0.78		23
01/31/22	13.33	0.08	1.75	1.83	(0.10)		(0.68)	(0.78)	14.38	13.22	48,587	0.61		0.56		20
07/31/22@	14.38	0.07	(0.67)	(0.60)	—		—	—	13.78	(4.17)	54,332	0.61	†	0.98	†	4

SA Morgan Stanley International Equities Portfolio — Class 1
01/31/18	9.07	0.14	2.24	2.38	(0.12)	—	—	(0.12)	11.33	26.39	419,078	0.87	(2)	1.37	(2)	33
01/31/19	11.33	0.21	(1.63)	(1.42)	(0.13)	—	(0.25)	(0.38)	9.53	(12.56)	320,376	0.89		2.04		29
01/31/20	9.53	0.20	0.95	1.15	(0.26)	—	(0.40)	(0.66)	10.02	12.19	315,398	0.89		1.93		20
01/31/21	10.02	0.14	0.93	1.07	(0.19)	—	(0.16)	(0.35)	10.74	10.84	333,985	0.88	(1)	1.39	(1)	23
01/31/22	10.74	0.22	0.30	0.52	(0.14)		—	(0.14)	11.12	4.80	283,663	0.84	(1)	1.91	(1)	24
07/31/22@	11.12	0.13	(1.50)	(1.37)	—		—	—	9.75	(12.32)	228,233	0.85	(1)†	2.57	(1)†	22

SA Morgan Stanley International Equities Portfolio — Class 2
01/31/18	9.03	0.14	2.22	2.36	(0.11)	—	—	(0.11)	11.28	26.20	11,974	1.02	(2)	1.35	(2)	33
01/31/19	11.28	0.19	(1.61)	(1.42)	(0.12)	—	(0.25)	(0.37)	9.49	(12.68)	9,073	1.04		1.87		29
01/31/20	9.49	0.18	0.96	1.14	(0.25)	—	(0.40)	(0.65)	9.98	12.04	9,014	1.04		1.76		20
01/31/21	9.98	0.12	0.92	1.04	(0.17)	—	(0.16)	(0.33)	10.69	10.60	8,709	1.03	(1)	1.26	(1)	23
01/31/22	10.69	0.20	0.30	0.50	(0.12)		—	(0.12)	11.07	4.68	8,577	0.99	(1)	1.71	(1)	24
07/31/22@	11.07	0.12	(1.49)	(1.37)	—		—	—	9.70	(12.38)	6,354	1.00	(1)†	2.41	(1)†	22

SA Morgan Stanley International Equities Portfolio — Class 3
01/31/18	9.01	0.13	2.21	2.34	(0.10)	—	—	(0.10)	11.25	26.05	159,607	1.12	(2)	1.25	(2)	33
01/31/19	11.25	0.18	(1.61)	(1.43)	(0.10)	—	(0.25)	(0.35)	9.47	(12.73)	128,582	1.14		1.75		29
01/31/20	9.47	0.16	0.97	1.13	(0.24)	—	(0.40)	(0.64)	9.96	11.97	130,870	1.14		1.65		20
01/31/21	9.96	0.11	0.91	1.02	(0.16)	—	(0.16)	(0.32)	10.66	10.43	135,498	1.13	(1)	1.14	(1)	23
01/31/22	10.66	0.18	0.32	0.50	(0.12)		—	(0.12)	11.04	4.61	144,053	1.09	(1)	1.59	(1)	24
07/31/22@	11.04	0.12	(1.50)	(1.38)	—		—	—	9.66	(12.50)	118,106	1.10	(1)†	2.33	(1)†	22

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(2)	01/19	01/21	01/22	07/22@+
SA Mid Cap Index Class 1	0.02%	(0.01)%	—%	—%	—%
SA Mid Cap Index Class 3	0.19	(0.01)	—	—	—
SA Morgan Stanley International Equities Class 1	—	—	0.01	0.05	0.05
SA Morgan Stanley International Equities Class 2	—	—	0.01	0.05	0.05
SA Morgan Stanley International Equities Class 3	—	—	0.01	0.05	0.05

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18
SA Morgan Stanley International Equities Class 1	0.00%
SA Morgan Stanley International Equities Class 2	0.00
SA Morgan Stanley International Equities Class 3	0.00

See Notes to Financial Statements

544

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA PIMCO RAE International Value Portfolio — Class 1
01/31/18	$14.90	$0.30	$2.98	$3.28	$(0.45)	$—	$—	$(0.45)	$17.73	22.20%	$514,253	0.83	(1)%	1.86	(1)%	16%
01/31/19	17.73	0.38	(2.91)	(2.53)	(0.77)	(0.01)	(0.35)	(1.13)	14.07	(14.07)	301,985	0.85	(1)	2.34	(1)	28
01/31/20	14.07	0.35	(0.25)	0.10	(0.02)	—	—	(0.02)	14.15	0.68	284,337	0.86	(1)	2.50	(1)	36
01/31/21	14.15	0.28	(0.34)	(0.06)	(0.35)	—	—	(0.35)	13.74	(0.32)	293,873	0.87	(1)(2)	2.18	(1)(2)	163
01/31/22	13.74	0.40	0.97	1.37	(0.34)	—	(0.10)	(0.44)	14.67	9.93	250,389	0.84	(1)(2)	2.67	(1)(2)	41
07/31/22@	14.67	0.37	(1.90)	(1.53)	—	—	—	—	13.14	(10.43)	173,419	0.82	†(2)	5.28	†(2)	18

SA PIMCO RAE International Value Portfolio — Class 2
01/31/18	14.89	0.28	2.98	3.26	(0.42)	—	—	(0.42)	17.73	22.10	13,992	0.98	(1)	1.73	(1)	16
01/31/19	17.73	0.33	(2.89)	(2.56)	(0.72)	(0.01)	(0.35)	(1.08)	14.09	(14.25)	10,869	1.00	(1)	2.06	(1)	28
01/31/20	14.09	0.33	(0.25)	0.08	(0.01)	—	—	(0.01)	14.16	0.59	9,769	1.01	(1)	2.39	(1)	36
01/31/21	14.16	0.26	(0.34)	(0.08)	(0.33)	—	—	(0.33)	13.75	(0.49)	9,377	1.02	(1)(2)	2.02	(1)(2)	163
01/31/22	13.75	0.37	0.98	1.35	(0.32)	—	(0.10)	(0.42)	14.68	9.77	9,544	0.99	(1)(2)	2.48	(1)(2)	41
07/31/22@	14.68	0.36	(1.90)	(1.54)	—	—	—	—	13.14	(10.49)	7,956	0.97	(2)†	5.28	(2)†	18

SA PIMCO RAE International Value Portfolio — Class 3
01/31/18	14.85	0.27	2.97	3.24	(0.41)	—	—	(0.41)	17.68	21.98	568,413	1.08	(1)	1.64	(1)	16
01/31/19	17.68	0.31	(2.87)	(2.56)	(0.69)	(0.01)	(0.35)	(1.05)	14.07	(14.30)	460,526	1.10	(1)	1.94	(1)	28
01/31/20	14.07	0.32	(0.26)	0.06	(0.01)	—	—	(0.01)	14.12	0.44	425,811	1.11	(1)	2.26	(1)	36
01/31/21	14.12	0.24	(0.34)	(0.10)	(0.31)	—	—	(0.31)	13.71	(0.58)	426,980	1.12	(1)(2)	1.88	(1)(2)	163
01/31/22	13.71	0.36	0.97	1.33	(0.31)	—	(0.10)	(0.41)	14.63	9.62	428,687	1.09	(1)(2)	2.39	(1)(2)	41
07/31/22@	14.63	0.35	(1.89)	(1.54)	—	—	—	—	13.09	(10.53)	349,436	1.07	(2)†	5.18	(2)†	18

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22
SA PIMCO RAE International Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA PIMCO RAE International Value Class 2	0.00	0.00	0.00	0.00	0.00
SA PIMCO RAE International Value Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21(1)	01/22(1)	07/22@+
SA PIMCO RAE International Value Class 1	0.00%	0.05%	0.07%
SA PIMCO RAE International Value Class 2	0.00	0.05	0.07
SA PIMCO RAE International Value Class 3	0.00	0.05	0.07

See Notes to Financial Statements

545

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA PIMCO VCP Tactical Balanced Portfolio — Class 1
01/31/18	$11.29	$0.08	$2.05	$2.13	$(0.03)	$—	$(0.60)	$(0.63)	$12.79	19.25%	$121	0.89%		0.66%		458%
01/31/19	12.79	0.17	(0.92)	(0.75)	(0.38)	—	(1.74)	(2.12)	9.92	(6.13)	114	0.90		1.44		292
01/31/20	9.92	0.16	1.22	1.38	—	—	(0.06)	(0.06)	11.24	13.92	130	1.15	(2)	1.52	(2)	539
01/31/21	11.24	0.02	0.90	0.92	(0.08)	—	(0.67)	(0.75)	11.41	8.40	141	0.95	(2)	0.16	(2)	599
01/31/22	11.41	(0.03)	0.52	0.49	—		(1.67)	(1.67)	10.23	3.59	209	0.89		(0.22)		73
07/31/22@	10.23	0.02	(0.80)	(0.78)	—		—	—	9.45	(7.62)	191	0.89	†	0.34	†	27

SA PIMCO VCP Tactical Balanced Portfolio — Class 3
01/31/18	11.28	0.05	2.04	2.09	(0.02)	—	(0.60)	(0.62)	12.75	18.91	1,364,617	1.14	(1)	0.41	(1)	458
01/31/19	12.75	0.14	(0.91)	(0.77)	(0.35)	—	(1.74)	(2.09)	9.89	(6.30)	1,238,685	1.15		1.18		292
01/31/20	9.89	0.13	1.21	1.34	—	—	(0.06)	(0.06)	11.17	13.56	1,317,587	1.40	(2)	1.27	(2)	539
01/31/21	11.17	(0.01)	0.90	0.89	(0.05)	—	(0.67)	(0.72)	11.34	8.18	1,298,110	1.20	(2)	(0.09	)(2)	599
01/31/22	11.34	(0.05)	0.50	0.45	—		(1.67)	(1.67)	10.12	3.25	1,232,819	1.14		(0.47)		73
07/31/22@	10.12	—	(0.78)	(0.78)	—		—	—	9.34	(7.71)	1,074,334	1.14	†	0.09	†	27

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18
SA PIMCO VCP Tactical Balanced Class 3	(0.00)%

(2)	Includes the effect of interest expenses paid related to reverse repurchase agreements (based on average net assets)

Portfolio	01/20	01/21
SA PIMCO VCP Tactical Balanced Class 1 . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .	0.25%	0.05%
SA PIMCO VCP Tactical Balanced Class 3 . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .	0.25	0.05

See Notes to Financial Statements

546

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/18	$5.85	$0.35	$0.13	$0.48	$(0.55)	$—	$—	$(0.55)	$5.78	8.30%	$188,572	0.65%		5.75%		99%
01/31/19	5.78	0.33	(0.32)	0.01	(0.40)	—	—	(0.40)	5.39	0.14	172,043	0.67		5.91		74
01/31/20	5.39	0.33	0.20	0.53	(0.44)	—	—	(0.44)	5.48	9.96	132,092	0.68		5.80		71
01/31/21	5.48	0.29	0.13	0.42	(0.34)	—	—	(0.34)	5.56	7.87	141,393	0.69		5.29		74
01/31/22	5.56	0.28	(0.09)	0.19	(0.29)	—	—	(0.29)	5.46	3.37	141,050	0.68		5.01		63
07/31/22@	5.46	0.14	(0.52)	(0.38)	—	—	—	—	5.08	(6.96)	125,777	0.70	†	5.37	†	19

SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/18	5.85	0.33	0.13	0.46	(0.54)	—	—	(0.54)	5.77	7.94	9,398	0.80		5.54		99
01/31/19	5.77	0.33	(0.33)	(0.00)	(0.39)	—	—	(0.39)	5.38	(0.05)	7,944	0.82		5.75		74
01/31/20	5.38	0.32	0.21	0.53	(0.43)	—	—	(0.43)	5.48	9.98	7,674	0.84		5.62		71
01/31/21	5.48	0.28	0.13	0.41	(0.33)	—	—	(0.33)	5.56	7.69	7,120	0.84		5.15		74
01/31/22	5.56	0.28	(0.10)	0.18	(0.28)	—	—	(0.28)	5.46	3.21	6,500	0.83		4.86		63
07/31/22@	5.46	0.13	(0.51)	(0.38)	—	—	—	—	5.08	(6.96)	5,755	0.85	†	5.22	†	19

SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/18	5.81	0.32	0.15	0.47	(0.54)	—	—	(0.54)	5.74	8.05	179,644	0.90		5.45		99
01/31/19	5.74	0.32	(0.33)	(0.01)	(0.38)	—	—	(0.38)	5.35	(0.15)	153,660	0.92		5.65		74
01/31/20	5.35	0.31	0.20	0.51	(0.42)	—	—	(0.42)	5.44	9.74	149,856	0.94		5.52		71
01/31/21	5.44	0.27	0.14	0.41	(0.33)	—	—	(0.33)	5.52	7.64	148,051	0.94		5.04		74
01/31/22	5.52	0.27	(0.09)	0.18	(0.28)	—	—	(0.28)	5.42	3.15	145,057	0.93		4.76		63
07/31/22@	5.42	0.13	(0.51)	(0.38)	—	—	—	—	5.04	(7.01)	130,276	0.95	†	5.12	†	19

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited

See Notes to Financial Statements

547

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(2)		Ratio of net investment income (loss) to average net assets(2)		Portfolio turnover

SA Putnam International Growth and Income Portfolio — Class 1
01/31/18	$9.36	$0.22	$2.37	$2.59	$(0.16)	$—	$—	$(0.16)	$11.79	27.84%	$185,609	0.95	%(1)	2.10	%(1)	14%
01/31/19	11.79	0.27	(2.27)	(2.00)	(0.34)	—	—	(0.34)	9.45	(17.07)	132,405	0.99	(1)	2.55	(1)	21
01/31/20	9.45	0.27	0.68	0.95	(0.26)	—	(0.44)	(0.70)	9.70	9.95	139,085	1.00	(1)	2.72	(1)	17
01/31/21	9.70	0.19	0.40	0.59	(0.22)	—	(0.02)	(0.24)	10.05	6.22	166,889	0.99		2.17		15
01/31/22	10.05	0.24	1.48	1.72	(0.23)	—	—	(0.23)	11.54	17.13	232,954	0.96		2.17		20
07/31/22@	11.54	0.22	(1.74)	(1.52)	—		—	—	10.02	(13.17)	228,385	0.94	†	4.28	†	5

SA Putnam International Growth and Income Portfolio — Class 2
01/31/18	9.41	0.21	2.37	2.58	(0.15)	—	—	(0.15)	11.84	27.50	6,383	1.10	(1)	1.99	(1)	14
01/31/19	11.84	0.26	(2.28)	(2.02)	(0.32)	—	—	(0.32)	9.50	(17.16)	4,517	1.14	(1)	2.43	(1)	21
01/31/20	9.50	0.26	0.67	0.93	(0.24)	—	(0.44)	(0.68)	9.75	9.70	4,361	1.15	(1)	2.61	(1)	17
01/31/21	9.75	0.18	0.40	0.58	(0.20)	—	(0.02)	(0.22)	10.11	6.11	4,340	1.14		2.07		15
01/31/22	10.11	0.25	1.47	1.72	(0.22)	—	—	(0.22)	11.61	16.98	4,567	1.11		2.15		20
07/31/22@	11.61	0.21	(1.75)	(1.54)	—		—	—	10.07	(13.26)	4,453	1.09	†	4.04	†	5

SA Putnam International Growth and Income Portfolio — Class 3
01/31/18	9.38	0.20	2.37	2.57	(0.14)	—	—	(0.14)	11.81	27.46	145,565	1.20	(1)	1.90	(1)	14
01/31/19	11.81	0.24	(2.27)	(2.03)	(0.30)	—	—	(0.30)	9.48	(17.22)	109,696	1.24	(1)	2.30	(1)	21
01/31/20	9.48	0.25	0.67	0.92	(0.23)	—	(0.44)	(0.67)	9.73	9.60	103,878	1.25	(1)	2.53	(1)	17
01/31/21	9.73	0.17	0.39	0.56	(0.19)	—	(0.02)	(0.21)	10.08	5.92	104,545	1.24		1.95		15
01/31/22	10.08	0.23	1.48	1.71	(0.21)	—	—	(0.21)	11.58	16.93	113,344	1.21		2.03		20
07/31/22@	11.58	0.21	(1.75)	(1.54)	—		—	—	10.04	(13.30)	92,660	1.19	†	3.98	†	5

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20
SA Putnam International Growth and Income Class 1	0.00%	0.00%	0.00%
SA Putnam International Growth and Income Class 2	0.00	0.00	0.00
SA Putnam International Growth and Income Class 3	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)	01/21	01/22	07/22@+
SA Putnam International Growth and Income Class 1	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
SA Putnam International Growth and Income Class 2	0.05	0.05	0.05	0.05	0.05	0.05
SA Putnam International Growth and Income Class 3	0.05	0.05	0.05	0.05	0.05	0.05

See Notes to Financial Statements

548

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Schroders VCP Global Allocation Portfolio — Class 1
01/31/18	$10.91	$0.15	$1.57	$1.72	$—	$—	$(0.13)	$(0.13)	$12.50	15.82%		$118	0.90%		1.31%		108%
01/31/19	12.50	0.23	(1.06)	(0.83)	(0.32)	—	(0.90)	(1.22)	10.45	(6.75	)(2)	183	0.90		2.07		85
01/31/20	10.45	0.22	1.17	1.39	(0.18)	—	(0.25)	(0.43)	11.41	13.28		175	0.90		1.96		104
01/31/21	11.41	0.08	(0.14)	(0.06)	(0.02)	—	(0.17)	(0.19)	11.16	(0.49)		196	0.90		0.76		143
01/31/22	11.16	0.10	0.87	0.97	(0.08)	—	—	(0.08)	12.05	8.64		276	0.90		0.83		73
07/31/22@	12.05	0.08	(1.34)	(1.26)	—	—	—	—	10.79	(10.46)		243	0.90	†	1.55	†	25

SA Schroders VCP Global Allocation Portfolio — Class 3
01/31/18	10.90	0.12	1.56	1.68	—	—	(0.13)	(0.13)	12.45	15.46		625,739	1.15		1.08		108
01/31/19	12.45	0.20	(1.05)	(0.85)	(0.24)	—	(0.90)	(1.14)	10.46	(6.91	)(2)	578,418	1.15		1.75		85
01/31/20	10.46	0.19	1.18	1.37	(0.16)	—	(0.25)	(0.41)	11.42	13.00		635,330	1.15		1.71		104
01/31/21	11.42	0.06	(0.16)	(0.10)	(0.01)	—	(0.17)	(0.18)	11.14	(0.79)		603,482	1.15		0.52		143
01/31/22	11.14	0.07	0.87	0.94	(0.05)	—	—	(0.05)	12.03	8.39		582,011	1.15		0.59		73
07/31/22@	12.03	0.07	(1.35)	(1.28)	—	—	—	—	10.75	(10.64)		506,744	1.15	†	1.29	†	25

SA Small Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.08	1.71	1.79	(0.07)	—	(0.07)	(0.14)	11.65	17.94		169,759	0.45	†	0.76	†	14
01/31/19	11.65	0.07	(0.60)	(0.53)	(0.08)	—	(0.41)	(0.49)	10.63	(4.19)		225,538	0.45		0.65		21
01/31/20	10.63	0.08	0.83	0.91	—	—	—	—	11.54	8.56		219,182	0.45		0.75		25
01/31/21	11.54	0.07	3.21	3.28	(0.09)	—	(0.44)	(0.53)	14.29	29.37		293,574	0.45		0.62		19
01/31/22	14.29	0.08	(0.25)	(0.17)	(0.07)	—	(0.45)	(0.52)	13.60	(1.75)		257,507	0.45		0.50		22
07/31/22@	13.60	0.06	(0.95)	(0.89)	—	—	—	—	12.71	(6.54)		250,425	0.45	†	0.92	†	12

SA Small Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.04	1.72	1.76	(0.05)	—	(0.07)	(0.12)	11.64	17.61		335	0.70	†	0.40	†	14
01/31/19	11.64	0.05	(0.61)	(0.56)	(0.05)	—	(0.41)	(0.46)	10.62	(4.44)		2,705	0.70		0.41		21
01/31/20	10.62	0.05	0.83	0.88	—	—	—	—	11.50	8.29		9,217	0.70		0.49		25
01/31/21	11.50	0.04	3.21	3.25	(0.08)	—	(0.44)	(0.52)	14.23	29.20		21,153	0.70		0.34		19
01/31/22	14.23	0.04	(0.25)	(0.21)	(0.06)	—	(0.45)	(0.51)	13.51	(2.04)		43,654	0.70		0.26		22
07/31/22@	13.51	0.04	(0.94)	(0.90)	—	—	—	—	12.61	(6.66)		46,643	0.70	†	0.66	†	12

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18		01/19	01/20	01/21	01/22	07/22@+
SA Schroders VCP Global Index Allocation Class 1	0.00%		0.01%	(0.01)%	0.05%	(0.01)%	(0.01)%
SA Schroders VCP Global Index Allocation Class 3	0.00		0.00	(0.01)	0.05	(0.01)	(0.01)
SA Small Cap Index Class 1	0.11	†	0.01	0.04	(0.01)	(0.02)	(0.02)
SA Small Cap Index Class 3	0.25	†	0.00	0.06	(0.01)	(0.01)	(0.02)
(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

549

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 1
10/06/17#- 01/31/18	$10.00	$0.02	$0.73	$0.75	$(0.03)	$—	$—	$(0.03)	$10.72	7.56%		$111	0.81	%†(1)	0.69	%†(1)	13%
01/31/19	10.72	0.16	(0.48)	(0.32)	(0.12)	—	(0.04)	(0.16)	10.24	(2.93	)(3)	185	0.81	(1)	1.60	(1)	38
01/31/20	10.24	0.14	1.55	1.69	(0.12)	—	(0.08)	(0.20)	11.73	16.49		318	0.81	(1)	1.32	(1)	41
01/31/21	11.73	0.10	1.81	1.91	(0.10)	—	(0.08)	(0.18)	13.46	16.24		364	0.81	(1)	0.87	(1)	41
01/31/22	13.46	0.10	1.44	1.54	—	—	(0.20)	(0.20)	14.80	11.40		350	0.81	(1)	0.65	(1)	39
07/31/22@	14.80	0.08	(1.43)	(1.35)	—	—	—	—	13.45	(9.12)		379	0.77	(1)†	1.25	(1)†	24

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.74	0.75	(0.03)	—	—	(0.03)	10.72	7.51		20,758	1.06	†(1)	0.44	†(1)	13
01/31/19	10.72	0.12	(0.47)	(0.35)	(0.07)	—	(0.04)	(0.11)	10.26	(3.20	)(3)	119,468	1.06	(1)	1.28	(1)	38
01/31/20	10.26	0.12	1.55	1.67	(0.10)	—	(0.08)	(0.18)	11.75	16.24		242,874	1.06	(1)	1.06	(1)	41
01/31/21	11.75	0.07	1.80	1.87	(0.07)	—	(0.08)	(0.15)	13.47	15.91		402,775	1.06	(1)	0.60	(1)	41
01/31/22	13.47	0.05	1.46	1.51	—	—	(0.20)	(0.20)	14.78	11.17		628,755	1.06	(1)	0.36	(1)	39
07/31/22@	14.78	0.07	(1.44)	(1.37)	—	—	—	—	13.41	(9.27)		610,342	1.02	(1)†	1.01	(1)†	24

SA T. Rowe Price VCP Balanced Portfolio — Class 1
01/31/18	10.92	0.15	2.25	2.40	(0.01)	—	(0.04)	(0.05)	13.27	22.00		125	0.88	(1)(2)	1.24	(1)(2)	50
01/31/19	13.27	0.22	(0.95)	(0.73)	(0.34)	(0.03)	(0.85)	(1.22)	11.32	(5.37)		184	0.82		1.79		56
01/31/20	11.32	0.21	1.49	1.70	(0.20)	—	(0.39)	(0.59)	12.43	15.03		89	0.81		1.70		54
01/31/21	12.43	0.14	0.96	1.10	(0.02)	—	(0.29)	(0.31)	13.22	8.92		96	0.80		1.11		66
01/31/22	13.22	0.10	1.04	1.14	(0.16)	—	(0.69)	(0.85)	13.51	8.31		290	0.80		0.78		55
07/31/22@	13.51	0.10	(1.47)	(1.37)	—	—	—	—	12.14	(10.14)		255	0.80	†	1.65	†	25

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/31/18	10.91	0.11	2.25	2.36	(0.00)	—	(0.04)	(0.04)	13.23	21.69		1,268,730	1.12	(1)(2)	0.96	(1)(2)	50
01/31/19	13.23	0.19	(0.93)	(0.74)	(0.27)	(0.03)	(0.85)	(1.15)	11.34	(5.55)		1,382,587	1.07		1.54		56
01/31/20	11.34	0.17	1.49	1.66	(0.17)	—	(0.39)	(0.56)	12.44	14.68		1,619,324	1.06		1.41		54
01/31/21	12.44	0.11	0.95	1.06	(0.01)	—	(0.29)	(0.30)	13.20	8.64		1,664,250	1.05		0.87		66
01/31/22	13.20	0.09	1.01	1.10	(0.13)	—	(0.69)	(0.82)	13.48	8.00		1,712,989	1.05		0.64		55
07/31/22@	13.48	0.09	(1.46)	(1.37)	—	—	—	—	12.11	(10.16)		1,523,513	1.05	†	1.40	†	25

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18		01/19	01/20	01/21	01/22	07/22@+
SA T. Rowe Price Asset Allocation Growth Class 1	2.32	%†	0.49%	0.14%	(0.02)%	(0.04)%	(0.01)%
SA T. Rowe Price Asset Allocation Growth Class 3	2.36	†	0.46	0.14	(0.03)	(0.04)	(0.02)
SA T. Rowe Price VCP Balanced Class 1	(0.05	)(2)	—	—	—	—	—
SA T. Rowe Price VCP Balanced Class 3	(0.04	)(2)	—	—	—	—	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18(1)
SA T. Rowe Price VCP Balanced Class 1	0.00%
SA T. Rowe Price VCP Balanced Class 3	0.00

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

550

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA VCP Dynamic Allocation Portfolio — Class 1
01/31/18	$12.44	$0.27	$2.63	$2.90	$(0.16)	$—	$(0.29)	$(0.45)	$14.89	23.63%	$162	0.21%		1.97%		18%
01/31/19	14.89	0.40	(1.26)	(0.86)	(0.58)	—	(1.58)	(2.16)	11.87	(5.68)	196	0.22		2.95		18
01/31/20	11.87	0.18	1.57	1.75	—	—	(0.50)	(0.50)	13.12	14.92	220	0.22		1.41		12
01/31/21	13.12	0.20	1.41	1.61	(0.20)	—	(0.75)	(0.95)	13.78	12.53	284	0.22		1.53		17
01/31/22	13.78	0.27	0.50	0.77	(0.27)	—	(0.86)	(1.13)	13.42	5.19	492	0.21		1.94		14
07/31/22@	13.42	—	(1.11)	(1.11)	—	—	—	—	12.31	(8.27)	447	0.22	†	0.02	†	6

SA VCP Dynamic Allocation Portfolio — Class 3
01/31/18	12.43	0.16	2.70	2.86	(0.15)	—	(0.29)	(0.44)	14.85	23.30	13,064,674	0.46		1.17		18
01/31/19	14.85	0.21	(1.09)	(0.88)	(0.49)	—	(1.58)	(2.07)	11.90	(5.87)	11,353,807	0.47		1.56		18
01/31/20	11.90	0.13	1.58	1.71	—	—	(0.50)	(0.50)	13.11	14.55	11,697,671	0.47		1.05		12
01/31/21	13.11	0.15	1.42	1.57	(0.16)	—	(0.75)	(0.91)	13.77	12.26	11,751,233	0.47		1.11		17
01/31/22	13.77	0.10	0.63	0.73	(0.23)	—	(0.86)	(1.09)	13.41	4.93	10,989,643	0.46		0.72		14
07/31/22@	13.41	(0.01)	(1.11)	(1.12)	—	—	—	—	12.29	(8.35)	9,502,442	0.47	†	(0.23	)†	6

SA VCP Dynamic Strategy Portfolio — Class 1
01/31/18	12.53	0.28	2.43	2.71	(0.16)	—	(0.28)	(0.44)	14.80	21.90	160	0.22		2.04		20
01/31/19	14.80	0.27	(1.16)	(0.89)	(0.61)	—	(1.27)	(1.88)	12.03	(5.98)	196	0.23		2.00		18
01/31/20	12.03	0.17	1.46	1.63	—	—	(0.43)	(0.43)	13.23	13.65	219	0.23		1.35		13
01/31/21	13.23	0.13	1.21	1.34	(0.20)	—	(0.58)	(0.78)	13.79	10.32	200	0.23		0.95		17
01/31/22	13.79	0.27	0.66	0.93 (2)	(0.23)	—	(0.55)	(0.78)	13.94	6.49	778	0.22		1.94		33	(3)
07/31/22@	13.94	—	(1.03)	(1.03)	—	—	—	—	12.91	(7.39)	703	0.23	†	0.02	†	6

SA VCP Dynamic Strategy Portfolio — Class 3
01/31/18	12.51	0.16	2.52	2.68	(0.15)	—	(0.28)	(0.43)	14.76	21.67	6,971,863	0.47		1.15		20
01/31/19	14.76	0.20	(1.11)	(0.91)	(0.51)	—	(1.27)	(1.78)	12.07	(6.11)	5,999,288	0.48		1.48		18
01/31/20	12.07	0.12	1.47	1.59	—	—	(0.43)	(0.43)	13.23	13.27	6,121,428	0.48		0.96		13
01/31/21	13.23	0.14	1.16	1.30	(0.16)	—	(0.58)	(0.74)	13.79	10.03	6,048,220	0.48		1.07		17
01/31/22	13.79	0.11	0.78	0.89 (2)	(0.20)	—	(0.55)	(0.75)	13.93	6.20	7,115,875	0.47		0.74		33	(3)
07/31/22@	13.93	(0.02)	(1.02)	(1.04)	—	—	—	—	12.89	(7.47)	6,125,091	0.48	†	(0.23	)†	6

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18	01/19	01/20	01/21	01/22	07/22@+
SA VCP Dynamic Allocation Class 1	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
SA VCP Dynamic Allocation Class 3	0.01	0.01	0.01	0.01	0.01	0.01
SA VCP Dynamic Strategy Class 1	0.01	0.01	0.00	0.00	0.00	0.00
SA VCP Dynamic Strategy Class 3	0.01	0.01	0.00	0.00	0.00	0.00

(2)	Includes the effect of a merger.
(3)	Excludes purchases/sales due to merger.

See Notes to Financial Statements

551

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA VCP Index Allocation Portfolio — Class 1
10/06/17#- 01/31/18	$10.00	$0.03	$0.91	$0.94	$(0.04)	$—	$(0.01)	$(0.05)	$10.89	9.46%	$109	0.28	%†(1)	0.79	%†(1)	2%
01/31/19	10.89	0.23	(0.92)	(0.69)	(0.31)	—	(0.02)	(0.33)	9.87	(6.12)	103	0.28	(1)	2.21	(1)	20
01/31/20	9.87	0.02	1.49	1.51	(0.03)	—	(0.07)	(0.10)	11.28	15.25	118	0.28	(1)	0.17	(1)	13
01/31/21	11.28	0.16	0.75	0.91	(0.15)	—	(0.18)	(0.33)	11.86	8.15	212	0.27	(1)	1.46	(1)	27
01/31/22	11.86	0.19	1.00	1.19	(0.15)	—	(0.93)	(1.08)	11.97	9.69	358	0.24		1.51		19
07/31/22@	11.97	(0.01)	(0.96)	(0.97)	—	—	—	—	11.00	(8.10)	325	0.23	†	(0.12	)†	3

SA VCP Index Allocation Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.02	0.91	0.93	(0.03)	—	(0.01)	(0.04)	10.89	9.40	24,048	0.53	†(1)	0.78	†(1)	2
01/31/19	10.89	0.37	(1.08)	(0.71)	(0.26)	—	(0.02)	(0.28)	9.90	(6.32)	226,269	0.53	(1)	3.90	(1)	20
01/31/20	9.90	(0.01)	1.50	1.49	(0.01)	—	(0.07)	(0.08)	11.31	14.97	386,386	0.53	(1)	(0.08	)(1)	13
01/31/21	11.31	0.11	0.76	0.87	(0.13)	—	(0.18)	(0.31)	11.87	7.73	439,902	0.52	(1)	0.95	(1)	27
01/31/22	11.87	0.08	1.09	1.17	(0.12)	—	(0.93)	(1.05)	11.99	9.47	523,701	0.49		0.60		19
07/31/22@	11.99	(0.02)	(0.96)	(0.98)	—	—	—	—	11.01	(8.17)	484,899	0.48	†	(0.37	)†	3

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	01/21
SA VCP Index Allocation Class 1	2.25%	0.10%	(0.02)%	(0.01)%
SA VCP Index Allocation Class 3	1.81	0.03	(0.02)	(0.01)

See Notes to Financial Statements

552

SUNAMERICA SERIES TRUST

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

July 31, 2022 (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios’ liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Portfolio’s liquidity risk, based on factors specific to the circumstances of each Portfolio. “Liquidity risk” means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio. During the fiscal year, the Program Administrator provided the Board with a report covering the time period from January 1, 2021, to December 31, 2021 (the “Review Period”) addressing the operations of the program and assessing its adequacy and effectiveness of implementation. The Board reviewed the report at a meeting held on June 15, 2022.

During the Review Period covered by the liquidity Program report to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and the Adviser’s management of each Portfolio’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, except as permitted through extended market holiday closures, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

553

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2022 (unaudited)

At a meeting held on March 31, 2022 (the “Meeting”), the Board of Trustees (the “Board”), including the Independent Trustees (i.e., the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved a new sub-subadvisory agreement (the “New Agreement”) between T. Rowe Price Associates, Inc. (“T. Rowe Price”) and T. Rowe Price International Ltd (“TRPIL” or the “Sub-Subadviser”) with respect to the SA T. Rowe Price Asset Allocation Growth Portfolio, a series of the Trust (the “Portfolio”).

In connection with the approval of the New Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the New Agreement. Because TPRIL is a wholly-owned subsidiary of T. Rowe Price, the Board considered information regarding both TRPIL and T. Rowe Price. The factors considered included:

(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Sub-Subadviser;

(3)	the size and structure of the sub-subadvisory fees and any other material payments to the Sub-Subadviser;

(4)	the organizational capability and financial condition of the Sub-Subadviser, T. Rowe Price and their affiliates, including with respect to the organizational and financial impacts of the Transaction;

(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6)	the fees to be paid by T. Rowe Price to TRPIL for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of and the amounts retained by SunAmerica with respect to the Portfolio; and (c) information regarding T. Rowe Price’s compliance and regulatory history. The Board also took into account extensive information from T. Rowe Price regarding its services provided to the Trust, which materials the Board reviewed at the October 5, 2021 meeting (the “October Meeting”) in connection with its consideration of the approval of the subadvisory agreement between SunAmerica and T. Rowe Price with respect to the Portfolio (the “Subadvisory Agreement”).

The Independent Trustees were separately represented by counsel that is independent of SunAmerica, T. Rowe Price and TRPIL in connection with their consideration of approval of the New Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

At the Meeting, the Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board requested performance information from T. Rowe Price and/or TRPIL with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio, but no such similar funds were identified.

Nature, Extent and Quality of Services Provided by the Sub-Subadviser.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by TRPIL. In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to TRPIL, the Board noted that TRPIL would be responsible for assisting T. Rowe Price in providing day-to-day investment management services to the Portfolio, subject to the direct supervision of T. Rowe Price. The Board considered that, to the extent that T. Rowe Price may delegate certain of its duties to TRPIL pursuant to the New Agreement, any such delegation by T. Rowe Price will in no way relieve T. Rowe Price of its duties and obligations under the Subadvisory Agreement, and all such duties and obligations under the Subadvisory Agreement will remain the sole responsibility of T. Rowe Price as if no such delegation had occurred.

554

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2022 (unaudited) — (continued)

The Board reviewed TRPIL’s and T. Rowe Price’s history, structure and size, and investment experience. The Board was informed that in management’s judgment, TRPIL has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of TRPIL who would be responsible for providing investment management services to the Portfolio. The Board also considered that the investment strategies and techniques utilized by the investment team will not change as a result of the New Agreement.

The Board also reviewed and considered T. Rowe Price’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair TRPIL’s ability to serve as sub-subadviser to the Portfolio. The Board considered TRPIL’s and T. Rowe Price’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on TRPIL’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by TRPIL and that there was a reasonable basis on which to conclude that TRPIL would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance

At the Meeting, the Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also considered that the sub-subadvisory fees to be paid under the New Agreement will be paid by T. Rowe Price out of its subadvisory fees, noting further that there will be no change in the management fee paid by the Portfolio to SunAmerica. The Board determined that these amounts payable to Parametric under the New Agreement were reasonable in light of the services performed by TRPIL.

The Board noted that in considering the reasonableness of the sub-subadvisory fees, it had received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also noted that it had considered performance data from management and T. Rowe Price with respect to the Portfolio. The Board further noted that it had requested performance data with respect to any other mutual funds or other accounts advised or subadvised by TRPIL or T. Rowe Price with similar investment objectives and/or strategies, but that no such similar funds were identified.

On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board. The Board noted that the expense and performance information as a whole was useful in assessing whether TRPIL will provide services at a cost that is competitive with other similar funds.

Profitability, Economies of Scale and Other Benefits Derived.

The Board considered that the sub-subadvisory fees to be paid pursuant to the New Agreement will be paid by T. Rowe Price and not by the Portfolio. The Board determined that the profitability to TRPIL in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the New Agreement.

The Board noted that it had considered information regarding economies of scale expected to be achieved by the Trust in connection with the consideration of the renewal of the Subadvisory Agreement at the October Meeting. The Board also considered other potential indirect benefits to TRPIL as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to TRPIL’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to TRPIL in its management of the Portfolio are not a material factor in its consideration at this time.

Terms of New Agreement.

The Board, including the Independent Trustees, reviewed the terms and conditions of the New Agreement, including the duties and responsibilities undertaken by TRPIL as discussed above.

555

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2022 (unaudited) — (continued)

Conclusions.

In reaching its decision to recommend the approval of the New Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that TRPIL possesses the capability and resources to perform the duties required of it under the New Agreement.

Further, based upon its review of the New Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the New Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the sub-subadvisory fee rate is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

556

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

July 31, 2022 (unaudited)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Franklin Tactical Opportunities Portfolio

(the “Portfolio”)

Supplement dated August 22, 2022 to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated May 1, 2022, as supplemented and amended to date

Thomas Picciochi, a portfolio manager with Franklin Advisers, Inc. (“Franklin”) has retired and is no longer a member of the Portfolio’s portfolio management team. Accordingly, effective immediately, all references to Mr. Picciochi are hereby deleted from the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-FTO1.1 (8/22)

SCSP-86703T-SMC1.2 (10/20)

557

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinions have been expressed thereon.

558

Item 2.    Code of Ethics.

Not applicable.

Item 3.    Audit Committee Financial Expert.

Not applicable.

Item 4.    Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 13.    Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule  30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 6, 2022

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: October 6, 2022